EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of	Value
	Shares	(Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (7.4%)
Invesco DB Precious Metals Fund‡	86,190	$9,484,348
iShares Gold Trust*	273,500	24,111,760

Total Commodity		33,596,108

Equity (4.0%)
iShares China Large-Cap ETF	55,285	1,984,731
iShares MSCI EAFE Small-Cap ETF	88,370	6,929,092
State Street SPDR S&P Emerging Asia Pacific ETF(x)	13,950	1,899,127
State Street SPDR S&P Emerging Markets Small Cap ETF(x)	37,945	2,508,923
Vanguard Global ex-U.S. Real Estate ETF	101,100	4,493,895

Total Equity		17,815,768

Fixed Income (2.1%)
iShares JP Morgan USD Emerging Markets Bond ETF	100,960	9,483,173

Total Exchange Traded Funds (13.5%) (Cost $30,339,560)		60,895,049

INVESTMENT COMPANIES:
Alternatives (14.6%)
1290 VT Convertible Securities Portfolio‡	1,191,575	13,715,034
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	1,786,844	25,408,925
1290 VT Natural Resources Portfolio‡	654,840	9,370,764
1290 VT Real Estate Portfolio‡	2,842,975	17,484,293

Total Alternatives		65,979,016

Equity (51.7%)
1290 Avantis® U.S. Large Cap Growth Fund‡	408,263	8,140,772
1290 VT Equity Income Portfolio‡	1,845,961	9,248,265
1290 VT GAMCO Small Company Value Portfolio‡	377,568	30,107,246
1290 VT SmartBeta Equity ESG Portfolio‡	594,662	11,310,468
EQ/AB Small Cap Growth Portfolio‡	1,876,616	32,822,011
EQ/Emerging Markets Equity PLUS Portfolio‡	755,813	9,122,662
EQ/International Equity Index Portfolio‡	847,941	11,811,823
EQ/Invesco Comstock Portfolio‡	766,905	16,925,589
EQ/Janus Enterprise Portfolio*‡	202,733	4,283,749
EQ/JPMorgan Growth Stock Portfolio*‡	239,438	16,643,334
EQ/JPMorgan Value Opportunities Portfolio‡	834,831	16,838,547
EQ/Loomis Sayles Growth Portfolio*‡	1,479,997	16,028,366
EQ/MFS International Growth Portfolio‡	4,306,305	33,847,558
EQ/Value Equity Portfolio‡	690,615	16,208,744

Total Equity		233,339,134

Fixed Income (19.8%)
1290 Diversified Bond Fund‡	911,142	7,526,035
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,166,161	10,075,632
1290 VT High Yield Bond Portfolio‡	1,537,062	13,848,933
EQ/Core Plus Bond Portfolio‡	5,399,128	18,357,035
EQ/Intermediate Government Bond Portfolio‡	501,493	4,879,530
EQ/PIMCO Global Real Return Portfolio‡	2,283,157	17,785,789
EQ/PIMCO Ultra Short Bond Portfolio‡	874,436	8,700,637
Multimanager Core Bond Portfolio‡	923,378	8,005,685

Total Fixed Income		89,179,276

Total Investment Companies (86.1%) (Cost $368,982,174)		388,497,426

SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	349,375	349,375

Total Short-Term Investments (0.1%) (Cost $349,375)		349,375

Total Investments in Securities (99.7%) (Cost $399,671,109)		449,741,850
Other Assets Less Liabilities (0.3%)		1,343,100

Net Assets (100%)		$451,084,950

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $364,454. This was collateralized by $13,216 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.625%, maturing 4/15/26 – 11/15/54 and by cash of $349,375 which was subsequently invested in investment companies.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis® U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Commodity
Invesco DB Precious Metals Fund	86,190	10,794,022	—	(2,363,046)	1,621,417	(568,045)	9,484,348	—	—
INVESTMENT COMPANIES:
Alternatives
1290 VT Convertible Securities Portfolio	1,191,575	13,686,398	8,026	(389,938)	5,077	405,471	13,715,034	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	1,786,844	25,454,855	14,905	(724,172)	19,104	644,233	25,408,925	—	—
1290 VT Natural Resources Portfolio	654,840	7,498,189	4,588	(222,822)	31,404	2,059,405	9,370,764	—	—
1290 VT Real Estate Portfolio	2,842,975	17,205,561	490,319	(501,349)	3,819	285,943	17,484,293	—	—
Equity
1290 Avantis® U.S. Large Cap Growth Fund	408,263	8,977,756	5,160	(250,675)	29,114	(620,583)	8,140,772	—	—
1290 VT Equity Income Portfolio	1,845,961	9,189,228	5,159	(250,675)	10,187	294,366	9,248,265	—	—
1290 VT GAMCO Small Company Value Portfolio	377,568	29,483,100	16,625	(807,730)	44,459	1,370,792	30,107,246	—	—
1290 VT SmartBeta Equity ESG Portfolio	594,662	11,926,435	6,879	(334,233)	195	(288,808)	11,310,468	—	—
EQ/AB Small Cap Growth Portfolio	1,876,616	34,081,330	18,919	(919,141)	8,366	(367,463)	32,822,011	—	—
EQ/Emerging Markets Equity PLUS Portfolio	755,813	9,087,774	5,734	(278,528)	35,945	271,737	9,122,662	—	—
EQ/International Equity Index Portfolio	847,941	12,092,778	6,880	(334,233)	17,252	29,146	11,811,823	—	—
EQ/Invesco Comstock Portfolio	766,905	17,369,683	9,746	(473,497)	11,360	8,297	16,925,589	—	—
EQ/Janus Enterprise Portfolio*	202,733	4,667,238	2,293	(111,411)	(45)	(274,326)	4,283,749	—	—
EQ/JPMorgan Growth Stock Portfolio*	239,438	18,710,092	10,892	(529,202)	(9,057)	(1,539,391)	16,643,334	—	—
EQ/JPMorgan Value Opportunities Portfolio	834,831	17,403,919	9,746	(473,497)	13,741	(115,362)	16,838,547	—	—
EQ/Loomis Sayles Growth Portfolio*	1,479,997	18,645,542	10,893	(529,202)	(22,552)	(2,076,315)	16,028,366	—	—
EQ/MFS International Growth Portfolio	4,306,305	36,145,494	20,639	(1,002,699)	(4,530)	(1,311,346)	33,847,558	—	—
EQ/Value Equity Portfolio	690,615	17,020,909	9,746	(473,497)	7,220	(355,634)	16,208,744	—	—
Fixed Income
1290 Diversified Bond Fund	911,142	7,815,479	4,587	(222,822)	228	(71,437)	7,526,035	17,448	—
1290 VT DoubleLine Opportunistic Bond Portfolio	1,166,161	9,653,012	725,734	(278,528)	1,325	(25,911)	10,075,632	—	—
1290 VT High Yield Bond Portfolio	1,537,062	13,185,949	1,208,026	(389,938)	1,068	(156,172)	13,848,933	—	—
EQ/Core Plus Bond Portfolio	5,399,128	18,981,260	10,892	(529,202)	5,084	(110,999)	18,357,035	—	—
EQ/Intermediate Government Bond Portfolio	501,493	5,010,691	2,866	(139,264)	144	5,093	4,879,530	—	—
EQ/PIMCO Global Real Return Portfolio	2,283,157	18,203,423	10,317	(501,349)	3,157	70,241	17,785,789	—	—
EQ/PIMCO Ultra Short Bond Portfolio	874,436	8,857,365	5,160	(250,675)	(31)	88,818	8,700,637	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Multimanager Core Bond Portfolio	923,378	8,260,825	50,650	(222,822)	3,227	(86,195)	8,005,685	78,289	—

Total		409,408,307	2,675,381	(13,504,147)	1,836,678	(2,434,445)	397,981,774	95,737	—

*	Non-income producing.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$60,895,049	$—	$—	$60,895,049
Investment Companies
Investment Companies	388,497,426	—	—	388,497,426
Short-Term Investments
Investment Companies	349,375	—	—	349,375

Total Assets	$449,741,850	$—	$—	$449,741,850

Total Liabilities	$—	$—	$—	$—

Total	$449,741,850	$—	$—	$449,741,850

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$72,409,532
Aggregate gross unrealized depreciation	(27,158,288)

Net unrealized appreciation	$45,251,244

Federal income tax cost of investments in securities and derivative instruments, if applicable	$404,490,606

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (10.2%)
EQ/2000 Managed Volatility Portfolio‡	1,916,492	$40,227,176
EQ/400 Managed Volatility Portfolio‡	412,902	9,422,420
EQ/500 Managed Volatility Portfolio‡	3,565,378	103,467,267
EQ/International Managed Volatility Portfolio‡	1,544,559	25,562,446

Total Equity		178,679,309

Fixed Income (89.9%)
EQ/Intermediate Corporate Bond Portfolio‡	17,077,837	169,241,366
EQ/Intermediate Government Bond Portfolio‡	121,270,702	1,179,963,927
EQ/Long-Term Bond Portfolio‡	35,575,257	235,152,452

Total Fixed Income		1,584,357,745

Total Investments in Securities (100.1%) (Cost $1,755,764,116)		1,763,037,054
Other Assets Less Liabilities (-0.1%)		(1,278,555)

Net Assets (100%)		$1,761,758,499

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	1,916,492	40,023,760	1,915,177	(2,137,967)	442,969	(16,763)	40,227,176	—	—
EQ/400 Managed Volatility Portfolio	412,902	9,152,139	191,519	(153,797)	3,484	229,075	9,422,420	—	—
EQ/500 Managed Volatility Portfolio	3,565,378	108,858,495	4,787,942	(5,544,918)	37,840	(4,672,092)	103,467,267	—	—
EQ/International Managed Volatility Portfolio	1,544,559	25,747,415	1,149,105	(1,422,780)	364,483	(275,777)	25,562,446	—	—
Fixed Income
EQ/Intermediate Corporate Bond Portfolio	17,077,837	169,336,299	6,894,636	(5,536,682)	54,904	(1,507,791)	169,241,366	—	—
EQ/Intermediate Government Bond Portfolio	121,270,702	1,165,717,234	54,126,728	(41,217,521)	282,214	1,055,272	1,179,963,927	—	—
EQ/Long-Term Bond Portfolio	35,575,257	234,715,308	10,341,952	(8,305,023)	5,091	(1,604,876)	235,152,452	—	—

Total		1,753,550,650	79,407,059	(64,318,688)	1,190,985	(6,792,952)	1,763,037,054	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$1,763,037,054	$—	$—	$1,763,037,054

Total Assets	$1,763,037,054	$—	$—	$1,763,037,054

Total Liabilities	$—	$—	$—	$—

Total	$1,763,037,054	$—	$—	$1,763,037,054

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,824,012
Aggregate gross unrealized depreciation	(43,799,592)

Net unrealized appreciation	$6,024,420

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,757,012,634

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (19.8%)
EQ/2000 Managed Volatility Portfolio‡	1,128,232	$23,681,586
EQ/400 Managed Volatility Portfolio‡	246,045	5,614,757
EQ/500 Managed Volatility Portfolio‡	2,079,975	60,360,870
EQ/International Managed Volatility Portfolio‡	900,659	14,905,905

Total Equity		104,563,118

Fixed Income (79.9%)
EQ/AB Short Duration Government Bond Portfolio‡	3,705,986	36,837,500
EQ/Core Bond Index Portfolio‡	17,158,454	162,662,144
EQ/Intermediate Corporate Bond Portfolio‡	8,272,877	81,984,207
EQ/Intermediate Government Bond Portfolio‡	8,674,275	84,400,694
EQ/Long-Term Bond Portfolio‡	8,501,602	56,195,586

Total Fixed Income		422,080,131

Total Investments in Securities (99.7%) (Cost $520,329,511)		526,643,249
Other Assets Less Liabilities (0.3%)		1,450,994

Net Assets (100%)		$528,094,243

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	1,128,232	24,279,515	942,188	(1,760,719)	149,903	70,699	23,681,586	—	—
EQ/400 Managed Volatility Portfolio	246,045	5,590,489	209,375	(324,604)	(339)	139,836	5,614,757	—	—
EQ/500 Managed Volatility Portfolio	2,079,975	65,477,003	2,512,504	(4,795,251)	6,613	(2,839,999)	60,360,870	—	—
EQ/International Managed Volatility Portfolio	900,659	15,513,147	628,125	(1,273,813)	116,860	(78,414)	14,905,905	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	3,705,986	37,307,804	1,615,628	(2,272,230)	198	186,100	36,837,500	—	—
EQ/Core Bond Index Portfolio	17,158,454	165,855,320	6,885,947	(9,900,431)	20,850	(199,542)	162,662,144	—	—
EQ/Intermediate Corporate Bond Portfolio	8,272,877	84,522,932	3,245,316	(5,031,366)	17,541	(770,216)	81,984,207	—	—
EQ/Intermediate Government Bond Portfolio	8,674,275	86,104,483	3,245,317	(5,031,366)	(626)	82,886	84,400,694	—	—
EQ/Long-Term Bond Portfolio	8,501,602	57,043,647	3,153,128	(3,570,647)	2,191	(432,733)	56,195,586	—	—

Total		541,694,340	22,437,528	(33,960,427)	313,191	(3,841,383)	526,643,249	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$526,643,249	$—	$—	$526,643,249

Total Assets	$526,643,249	$—	$—	$526,643,249

Total Liabilities	$—	$—	$—	$—

Total	$526,643,249	$—	$—	$526,643,249

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,795,535
Aggregate gross unrealized depreciation	(43,964,415)

Net unrealized appreciation	$5,831,120

Federal income tax cost of investments in securities and derivative instruments, if applicable	$520,812,129

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (39.6%)
EQ/2000 Managed Volatility Portfolio‡	4,661,137	$97,837,256
EQ/400 Managed Volatility Portfolio‡	764,816	17,453,102
EQ/500 Managed Volatility Portfolio‡	8,097,900	235,001,050
EQ/International Managed Volatility Portfolio‡	3,502,137	57,960,373

Total Equity		408,251,781

Fixed Income (60.4%)
EQ/AB Short Duration Government Bond Portfolio‡	5,794,147	57,593,820
EQ/Core Bond Index Portfolio‡	24,158,889	229,026,267
EQ/Intermediate Corporate Bond Portfolio‡	11,453,601	113,505,187
EQ/Intermediate Government Bond Portfolio‡	11,802,066	114,834,107
EQ/Long-Term Bond Portfolio‡	16,475,735	108,904,610

Total Fixed Income		623,863,991

Total Investments in Securities (100.0%) (Cost $918,251,116)		1,032,115,772
Other Assets Less Liabilities (0.0%)†		384,067

Net Assets (100%)		$1,032,499,839

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	4,661,137	101,067,246	99,510	(4,240,660)	170,245	740,915	97,837,256	—	—
EQ/400 Managed Volatility Portfolio	764,816	17,597,606	16,586	(606,777)	504	445,183	17,453,102	—	—
EQ/500 Managed Volatility Portfolio	8,097,900	258,374,890	265,362	(12,508,427)	(880)	(11,129,895)	235,001,050	—	—
EQ/International Managed Volatility Portfolio	3,502,137	61,166,346	66,340	(3,427,107)	377,495	(222,701)	57,960,373	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	5,794,147	59,160,598	360,812	(2,224,848)	150	297,108	57,593,820	—	—
EQ/Core Bond Index Portfolio	24,158,889	236,410,810	1,537,720	(8,697,133)	35,112	(260,242)	229,026,267	—	—
EQ/Intermediate Corporate Bond Portfolio	11,453,601	118,570,064	421,626	(4,449,696)	18,705	(1,055,512)	113,505,187	—	—
EQ/Intermediate Government Bond Portfolio	11,802,066	118,236,125	921,625	(4,449,696)	21,060	104,993	114,834,107	—	—
EQ/Long-Term Bond Portfolio	16,475,735	112,142,110	1,816,095	(4,247,437)	8,748	(814,906)	108,904,610	—	—

Total		1,082,725,795	5,505,676	(44,851,781)	631,139	(11,895,057)	1,032,115,772	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$1,032,115,772	$—	$—	$1,032,115,772

Total Assets	$1,032,115,772	$—	$—	$1,032,115,772

Total Liabilities	$—	$—	$—	$—

Total	$1,032,115,772	$—	$—	$1,032,115,772

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$181,292,432
Aggregate gross unrealized depreciation	(69,898,478)

Net unrealized appreciation	$111,393,954

Federal income tax cost of investments in securities and derivative instruments, if applicable	$920,721,818

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (49.5%)
EQ/2000 Managed Volatility Portfolio‡	16,888,151	$354,482,299
EQ/400 Managed Volatility Portfolio‡	2,613,909	59,649,404
EQ/500 Managed Volatility Portfolio‡	29,191,367	847,133,467
EQ/International Managed Volatility Portfolio‡	12,621,735	208,889,717

Total Equity		1,470,154,887

Fixed Income (50.5%)
EQ/AB Short Duration Government Bond Portfolio‡	12,132,659	120,598,635
EQ/Core Bond Index Portfolio‡	56,956,787	539,950,345
EQ/Intermediate Corporate Bond Portfolio‡	27,035,875	267,925,523
EQ/Intermediate Government Bond Portfolio‡	27,803,796	270,530,934
EQ/Long-Term Bond Portfolio‡	45,176,050	298,613,690

Total Fixed Income		1,497,619,127

Total Investments in Securities (100.0%) (Cost $2,550,854,779)		2,967,774,014
Other Assets Less Liabilities (0.0%)†		423,177

Net Assets (100%)		$2,968,197,191

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	16,888,151	365,323,275	50,752	(14,188,264)	79,256	3,217,280	354,482,299	—	—
EQ/400 Managed Volatility Portfolio	2,613,909	60,559,404	9,227	(2,470,593)	(1,639)	1,553,005	59,649,404	—	—
EQ/500 Managed Volatility Portfolio	29,191,367	933,883,283	138,412	(46,858,901)	124,210	(40,153,537)	847,133,467	—	—
EQ/International Managed Volatility Portfolio	12,621,735	220,517,601	34,602	(12,264,725)	1,308,683	(706,444)	208,889,717	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	12,132,659	123,898,245	1,018,455	(4,941,187)	1,019	622,103	120,598,635	—	—
EQ/Core Bond Index Portfolio	56,956,787	558,507,801	3,580,740	(21,617,692)	98,922	(619,426)	539,950,345	—	—
EQ/Intermediate Corporate Bond Portfolio	27,035,875	279,133,519	2,341,523	(11,117,670)	60,394	(2,492,243)	267,925,523	—	—
EQ/Intermediate Government Bond Portfolio	27,803,796	279,708,631	1,641,524	(11,117,670)	56,093	242,356	270,530,934	—	—
EQ/Long-Term Bond Portfolio	45,176,050	308,107,233	5,046,138	(12,352,967)	22,400	(2,209,114)	298,613,690	—	—

Total		3,129,638,992	13,861,373	(136,929,669)	1,749,338	(40,546,020)	2,967,774,014	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$2,967,774,014	$—	$—	$2,967,774,014

Total Assets	$2,967,774,014	$—	$—	$2,967,774,014

Total Liabilities	$—	$—	$—	$—

Total	$2,967,774,014	$—	$—	$2,967,774,014

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$592,717,537
Aggregate gross unrealized depreciation	(181,733,137)

Net unrealized appreciation	$410,984,400

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,556,789,614

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (59.6%)
EQ/2000 Managed Volatility Portfolio‡	33,021,650	$693,124,436
EQ/400 Managed Volatility Portfolio‡	5,007,185	114,263,969
EQ/500 Managed Volatility Portfolio‡	57,201,890	1,659,998,850
EQ/International Managed Volatility Portfolio‡	24,704,085	408,852,601

Total Equity		2,876,239,856

Fixed Income (40.4%)
EQ/AB Short Duration Government Bond Portfolio‡	12,308,667	122,348,146
EQ/Core Bond Index Portfolio‡	74,734,041	708,478,708
EQ/Intermediate Corporate Bond Portfolio‡	35,404,663	350,860,209
EQ/Intermediate Government Bond Portfolio‡	36,396,678	354,139,676
EQ/Long-Term Bond Portfolio‡	62,492,948	413,078,390

Total Fixed Income		1,948,905,129

Total Investments in Securities (100.0%) (Cost $3,784,245,253)		4,825,144,985
Other Assets Less Liabilities (0.0%)†		343,402

Net Assets (100%)		$4,825,488,387

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	33,021,650	717,239,719	—	(30,720,421)	143,568	6,461,570	693,124,436	—	—
EQ/400 Managed Volatility Portfolio	5,007,185	117,133,184	—	(5,907,774)	7,847	3,030,712	114,263,969	—	—
EQ/500 Managed Volatility Portfolio	57,201,890	1,839,813,395	—	(101,471,936)	(279,388)	(78,063,221)	1,659,998,850	—	—
EQ/International Managed Volatility Portfolio	24,704,085	433,218,447	—	(25,667,984)	2,888,368	(1,586,230)	408,852,601	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	12,308,667	127,168,695	450,000	(5,907,773)	419	636,805	122,348,146	—	—
EQ/Core Bond Index Portfolio	74,734,041	735,215,058	7,000,001	(33,083,531)	165,165	(817,985)	708,478,708	—	—
EQ/Intermediate Corporate Bond Portfolio	35,404,663	368,162,295	2,999,999	(17,132,543)	101,716	(3,271,258)	350,860,209	—	—
EQ/Intermediate Government Bond Portfolio	36,396,678	368,119,687	2,750,000	(17,132,543)	92,489	310,043	354,139,676	—	—
EQ/Long-Term Bond Portfolio	62,492,948	428,541,526	7,600,000	(20,086,429)	113,806	(3,090,513)	413,078,390	—	—

Total		5,134,612,006	20,800,000	(257,110,934)	3,233,990	(76,390,077)	4,825,144,985	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$4,825,144,985	$—	$—	$4,825,144,985

Total Assets	$4,825,144,985	$—	$—	$4,825,144,985

Total Liabilities	$—	$—	$—	$—

Total	$4,825,144,985	$—	$—	$4,825,144,985

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,287,259,253
Aggregate gross unrealized depreciation	(252,523,383)

Net unrealized appreciation	$1,034,735,870

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,790,409,115

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (69.8%)
EQ/2000 Managed Volatility Portfolio‡	35,530,488	$745,784,934
EQ/400 Managed Volatility Portfolio‡	4,905,529	111,944,178
EQ/500 Managed Volatility Portfolio‡	61,521,955	1,785,367,121
EQ/International Managed Volatility Portfolio‡	26,457,147	437,865,781

Total Equity		3,080,962,014

Fixed Income (30.2%)
EQ/AB Short Duration Government Bond Portfolio‡	9,000,472	89,464,692
EQ/Core Bond Index Portfolio‡	49,881,120	472,873,022
EQ/Intermediate Corporate Bond Portfolio‡	23,670,641	234,576,048
EQ/Intermediate Government Bond Portfolio‡	24,307,063	236,507,726
EQ/Long-Term Bond Portfolio‡	45,682,972	301,964,442

Total Fixed Income		1,335,385,930

Total Investments in Securities (100.0%) (Cost $3,470,603,189)		4,416,347,944
Other Assets Less Liabilities (0.0%)†		(1,981,035)

Net Assets (100%)		$4,414,366,909

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	35,530,488	764,465,724	4,144	(25,468,619)	118,921	6,664,764	745,784,934	—	—
EQ/400 Managed Volatility Portfolio	4,905,529	113,547,899	736	(4,518,626)	(2,812)	2,916,981	111,944,178	—	—
EQ/500 Managed Volatility Portfolio	61,521,955	1,951,403,525	11,160	(81,900,958)	196,611	(84,343,217)	1,785,367,121	—	—
EQ/International Managed Volatility Portfolio	26,457,147	456,638,663	2,806	(19,952,935)	951,705	225,542	437,865,781	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	9,000,472	91,489,167	800,534	(3,286,273)	1,539	459,725	89,464,692	—	—
EQ/Core Bond Index Portfolio	49,881,120	484,860,585	5,302,739	(16,842,151)	52,720	(500,871)	472,873,022	—	—
EQ/Intermediate Corporate Bond Portfolio	23,670,641	243,022,374	2,301,404	(8,626,468)	29,054	(2,150,316)	234,576,048	—	—
EQ/Intermediate Government Bond Portfolio	24,307,063	242,968,964	1,901,404	(8,626,468)	39,439	224,387	236,507,726	—	—
EQ/Long-Term Bond Portfolio	45,682,972	309,544,243	5,701,805	(11,091,173)	27,592	(2,218,025)	301,964,442	—	—

Total		4,657,941,144	16,026,732	(180,313,671)	1,414,769	(78,721,030)	4,416,347,944	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$4,416,347,944	$—	$—	$4,416,347,944

Total Assets	$4,416,347,944	$—	$—	$4,416,347,944

Total Liabilities	$—	$—	$—	$—

Total	$4,416,347,944	$—	$—	$4,416,347,944

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,108,731,027
Aggregate gross unrealized depreciation	(167,129,834)

Net unrealized appreciation	$941,601,193

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,474,746,751

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (80.1%)
EQ/2000 Managed Volatility Portfolio‡	50,290,403	$1,055,595,550
EQ/400 Managed Volatility Portfolio‡	6,682,834	152,502,280
EQ/500 Managed Volatility Portfolio‡	87,702,656	2,545,131,067
EQ/International Managed Volatility Portfolio‡	37,375,911	618,571,322

Total Equity		4,371,800,219

Fixed Income (20.0%)
EQ/AB Short Duration Government Bond Portfolio‡	6,924,868	68,833,190
EQ/Core Bond Index Portfolio‡	40,439,202	383,363,632
EQ/Intermediate Corporate Bond Portfolio‡	19,165,641	189,931,507
EQ/Intermediate Government Bond Portfolio‡	19,704,788	191,727,589
EQ/Long-Term Bond Portfolio‡	39,169,908	258,913,092

Total Fixed Income		1,092,769,010

Total Investments in Securities (100.1%) (Cost $4,616,774,912)		5,464,569,229
Other Assets Less Liabilities (-0.1%)		(3,395,169)

Net Assets (100%)		$5,461,174,060

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	50,290,403	1,071,671,106	1,260,607	(26,389,647)	137,636	8,915,848	1,055,595,550	—	—
EQ/400 Managed Volatility Portfolio	6,682,834	152,948,330	216,104	(4,523,940)	(18,726)	3,880,512	152,502,280	—	—
EQ/500 Managed Volatility Portfolio	87,702,656	2,746,952,199	3,457,665	(85,483,033)	(190,417)	(119,605,347)	2,545,131,067	—	—
EQ/International Managed Volatility Portfolio	37,375,911	635,644,117	864,415	(19,195,758)	790,857	467,691	618,571,322	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	6,924,868	69,476,827	890,044	(1,884,975)	920	350,374	68,833,190	—	—
EQ/Core Bond Index Portfolio	40,439,202	388,978,660	4,568,226	(9,801,869)	3,130	(384,515)	383,363,632	—	—
EQ/Intermediate Corporate Bond Portfolio	19,165,641	194,679,649	2,252,122	(5,277,930)	5,956	(1,728,290)	189,931,507	—	—
EQ/Intermediate Government Bond Portfolio	19,704,788	194,544,775	2,252,120	(5,277,930)	3,876	204,748	191,727,589	—	—
EQ/Long-Term Bond Portfolio	39,169,908	262,333,591	5,642,164	(7,162,904)	4,006	(1,903,765)	258,913,092	—	—

Total		5,717,229,254	21,403,467	(164,997,986)	737,238	(109,802,744)	5,464,569,229	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$5,464,569,229	$—	$—	$5,464,569,229

Total Assets	$5,464,569,229	$—	$—	$5,464,569,229

Total Liabilities	$—	$—	$—	$—

Total	$5,464,569,229	$—	$—	$5,464,569,229

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$963,607,154
Aggregate gross unrealized depreciation	(126,221,248)

Net unrealized appreciation	$837,385,906

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,627,183,323

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (19.9%)
1290 Avantis® U.S. Large Cap Growth Fund‡	97,285	$1,939,873
1290 VT Equity Income Portfolio‡	434,508	2,176,886
1290 VT GAMCO Small Company Value Portfolio‡	18,280	1,457,654
1290 VT Micro Cap Portfolio‡	134,903	1,649,861
ATM International Managed Volatility Portfolio‡	681,932	8,162,720
ATM Large Cap Managed Volatility Portfolio‡	2,722,488	36,263,546
ATM Mid Cap Managed Volatility Portfolio‡	1,443,821	11,449,503
ATM Small Cap Managed Volatility Portfolio‡	389,099	4,404,603
EQ/AB Small Cap Growth Portfolio‡	136,526	2,387,845
EQ/American Century Mid Cap Value Portfolio‡	97,898	2,174,321
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	443,108	5,454,655
EQ/Global Equity Managed Volatility Portfolio‡	174,096	2,914,373
EQ/International Core Managed Volatility Portfolio‡	160,218	1,961,074
EQ/International Equity Index Portfolio‡	75,439	1,050,861
EQ/International Value Managed Volatility Portfolio‡	196,297	2,879,672
EQ/Janus Enterprise Portfolio*‡	194,658	4,113,120
EQ/JPMorgan Growth Stock Portfolio*‡	49,088	3,412,111
EQ/JPMorgan Value Opportunities Portfolio‡	101,938	2,056,087
EQ/Large Cap Core Managed Volatility Portfolio‡	668,917	6,769,438
EQ/Large Cap Value Managed Volatility Portfolio‡	146,439	2,697,404
EQ/Loomis Sayles Growth Portfolio*‡	292,930	3,172,431
EQ/MFS International Growth Portfolio‡	282,108	2,217,372
EQ/Morgan Stanley Small Cap Growth Portfolio‡	140,765	1,265,481
EQ/Value Equity Portfolio‡	86,795	2,037,075

Total Equity		114,067,966

Fixed Income (79.9%)
1290 Diversified Bond Fund‡	2,756,983	22,772,678
1290 VT DoubleLine Opportunistic Bond Portfolio‡	3,971,194	34,311,113
1290 VT High Yield Bond Portfolio‡	1,014,562	9,141,205
EQ/Core Bond Index Portfolio‡	9,694,912	91,907,769
EQ/Core Plus Bond Portfolio‡	8,035,000	27,319,000
EQ/Intermediate Government Bond Portfolio‡	11,469,529	111,598,514
EQ/Long-Term Bond Portfolio‡	5,360,892	35,435,496
EQ/PIMCO Ultra Short Bond Portfolio‡	5,368,510	53,416,678
EQ/Quality Bond PLUS Portfolio‡	3,539,364	27,642,430
Multimanager Core Bond Portfolio‡	5,282,003	45,794,967

Total Fixed Income		459,339,850

Total Investments in Securities (99.8%) (Cost $595,872,690)		573,407,816
Other Assets Less Liabilities (0.2%)		1,207,028

Net Assets (100%)		$574,614,844

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis® U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	97,285	2,158,971	11,813	(89,849)	13,703	(154,765)	1,939,873	—	—
1290 VT Equity Income Portfolio	434,508	2,365,621	19,688	(284,748)	35,878	40,447	2,176,886	—	—
1290 VT GAMCO Small Company Value Portfolio	18,280	1,452,638	9,845	(74,874)	3,304	66,741	1,457,654	—	—
1290 VT Micro Cap Portfolio	134,903	1,698,916	9,844	(74,874)	(2,040)	18,015	1,649,861	—	—
ATM International Managed Volatility Portfolio	681,932	8,683,494	53,155	(604,319)	35,376	(4,986)	8,162,720	—	—
ATM Large Cap Managed Volatility Portfolio	2,722,488	40,332,305	253,959	(2,631,745)	12,107	(1,703,080)	36,263,546	—	—
ATM Mid Cap Managed Volatility Portfolio	1,443,821	11,658,144	76,778	(584,016)	16,900	281,697	11,449,503	—	—
ATM Small Cap Managed Volatility Portfolio	389,099	4,497,743	19,688	(149,748)	(1,098)	38,018	4,404,603	—	—
EQ/AB Small Cap Growth Portfolio	136,526	2,541,987	19,686	(149,748)	26,534	(50,614)	2,387,845	—	—
EQ/American Century Mid Cap Value Portfolio	97,898	2,194,959	11,813	(89,849)	2,488	54,910	2,174,321	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	443,108	6,049,705	35,437	(269,546)	22,902	(383,843)	5,454,655	—	—
EQ/Global Equity Managed Volatility Portfolio	174,096	3,128,786	19,687	(149,748)	3,285	(87,637)	2,914,373	—	—
EQ/International Core Managed Volatility Portfolio	160,218	2,044,248	11,812	(89,849)	15,439	(20,576)	1,961,074	—	—
EQ/International Equity Index Portfolio	75,439	1,047,844	—	—	—	3,017	1,050,861	—	—
EQ/International Value Managed Volatility Portfolio	196,297	3,072,766	19,688	(149,748)	17,759	(80,793)	2,879,672	—	—
EQ/Janus Enterprise Portfolio*	194,658	4,572,072	29,528	(224,621)	(3,339)	(260,520)	4,113,120	—	—
EQ/JPMorgan Growth Stock Portfolio*	49,088	3,886,567	23,623	(179,697)	(4,672)	(313,710)	3,412,111	—	—
EQ/JPMorgan Value Opportunities Portfolio	101,938	2,351,806	19,688	(309,748)	88,567	(94,226)	2,056,087	—	—
EQ/Large Cap Core Managed Volatility Portfolio	668,917	7,319,775	49,217	(374,369)	3,499	(228,684)	6,769,438	—	—
EQ/Large Cap Value Managed Volatility Portfolio	146,439	3,021,213	25,592	(374,672)	185,821	(160,550)	2,697,404	—	—
EQ/Loomis Sayles Growth Portfolio*	292,930	3,746,153	23,624	(179,697)	(6,167)	(411,482)	3,172,431	—	—
EQ/MFS International Growth Portfolio	282,108	2,457,852	23,625	(179,697)	19,961	(104,369)	2,217,372	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	140,765	1,434,814	9,844	(74,874)	(1,746)	(102,557)	1,265,481	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Value Equity Portfolio	86,795	2,332,184	19,687	(274,748)	107,607	(147,655)	2,037,075	—	—
Fixed Income
1290 Diversified Bond Fund	2,756,983	24,025,856	157,493	(1,197,981)	(122,883)	(89,807)	22,772,678	52,854	—
1290 VT DoubleLine Opportunistic Bond Portfolio	3,971,194	35,694,278	486,241	(1,796,972)	13,439	(85,873)	34,311,113	—	—
1290 VT High Yield Bond Portfolio	1,014,562	9,659,066	62,997	(479,192)	1,199	(102,865)	9,141,205	—	—
EQ/Core Bond Index Portfolio	9,694,912	96,156,686	629,977	(4,791,925)	36,047	(123,016)	91,907,769	—	—
EQ/Core Plus Bond Portfolio	8,035,000	28,473,480	438,993	(1,437,577)	10,828	(166,724)	27,319,000	—	—
EQ/Intermediate Government Bond Portfolio	11,469,529	116,457,254	754,003	(5,735,335)	(93,651)	216,243	111,598,514	—	—
EQ/Long-Term Bond Portfolio	5,360,892	37,058,055	494,116	(1,856,871)	(21,618)	(238,186)	35,435,496	—	—
EQ/PIMCO Ultra Short Bond Portfolio	5,368,510	55,011,512	612,238	(2,755,357)	30,160	518,125	53,416,678	—	—
EQ/Quality Bond PLUS Portfolio	3,539,364	28,636,824	438,993	(1,437,577)	(17,220)	21,410	27,642,430	—	—
Multimanager Core Bond Portfolio	5,282,003	47,833,730	830,205	(2,395,962)	(172,659)	(300,347)	45,794,967	449,759	—

Total		603,057,304	5,702,577	(31,449,533)	255,710	(4,158,242)	573,407,816	502,613	—

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$573,407,816	$—	$—	$573,407,816

Total Assets	$573,407,816	$—	$—	$573,407,816

Total Liabilities	$—	$—	$—	$—

Total	$573,407,816	$—	$—	$573,407,816

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,044,248
Aggregate gross unrealized depreciation	(60,829,682)

Net unrealized depreciation	$(23,785,434)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$597,193,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (39.7%)
1290 Avantis® U.S. Large Cap Growth Fund‡	190,968	$3,807,910
1290 VT Equity Income Portfolio‡	1,081,014	5,415,880
1290 VT GAMCO Small Company Value Portfolio‡	48,610	3,876,160
1290 VT Micro Cap Portfolio‡	338,750	4,142,915
1290 VT Small Cap Value Portfolio‡	289,634	3,579,878
ATM International Managed Volatility Portfolio‡	2,281,482	27,309,338
ATM Large Cap Managed Volatility Portfolio‡	5,760,595	76,731,127
ATM Mid Cap Managed Volatility Portfolio‡	2,387,552	18,933,285
ATM Small Cap Managed Volatility Portfolio‡	1,684,072	19,063,699
EQ/AB Small Cap Growth Portfolio‡	517,827	9,056,790
EQ/American Century Mid Cap Value Portfolio‡	120,071	2,666,775
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	958,301	11,796,686
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	132,243	1,880,495
EQ/Global Equity Managed Volatility Portfolio‡	573,067	9,593,146
EQ/International Core Managed Volatility Portfolio‡	528,693	6,471,206
EQ/International Equity Index Portfolio‡	103,091	1,436,051
EQ/International Value Managed Volatility Portfolio‡	653,684	9,589,539
EQ/Janus Enterprise Portfolio*‡	331,619	7,007,119
EQ/JPMorgan Growth Stock Portfolio*‡	98,396	6,839,480
EQ/JPMorgan Value Opportunities Portfolio‡	253,661	5,116,336
EQ/Large Cap Core Managed Volatility Portfolio‡	1,441,753	14,590,540
EQ/Large Cap Value Managed Volatility Portfolio‡	363,986	6,704,619
EQ/Loomis Sayles Growth Portfolio*‡	590,277	6,392,703
EQ/MFS International Growth Portfolio‡	1,191,007	9,361,315
EQ/Morgan Stanley Small Cap Growth Portfolio‡	485,344	4,363,242
EQ/Value Equity Portfolio‡	215,760	5,063,897

Total Equity		280,790,131

Fixed Income (60.2%)
1290 Diversified Bond Fund‡	2,537,148	20,956,844
1290 VT DoubleLine Opportunistic Bond Portfolio‡	3,701,502	31,980,979
1290 VT High Yield Bond Portfolio‡	931,645	8,394,122
EQ/Core Bond Index Portfolio‡	8,529,147	80,856,310
EQ/Core Plus Bond Portfolio‡	7,495,546	25,484,856
EQ/Intermediate Government Bond Portfolio‡	9,977,049	97,076,684
EQ/Long-Term Bond Portfolio‡	7,533,780	49,798,284
EQ/PIMCO Ultra Short Bond Portfolio‡	4,325,170	43,035,444
EQ/Quality Bond PLUS Portfolio‡	3,269,948	25,538,291
Multimanager Core Bond Portfolio‡	4,890,920	42,404,278

Total Fixed Income		425,526,092

Total Investments in Securities (99.9%) (Cost $680,415,368)		706,316,223
Other Assets Less Liabilities (0.1%)		946,167

Net Assets (100%)		$707,262,390

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis® U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	190,968	4,215,028	852	(130,968)	18,256	(295,258)	3,807,910	—	—
1290 VT Equity Income Portfolio	1,081,014	5,622,385	1,916	(394,677)	14,858	171,398	5,415,880	—	—
1290 VT GAMCO Small Company Value Portfolio	48,610	3,882,126	1,277	(196,451)	22,255	166,953	3,876,160	—	—
1290 VT Micro Cap Portfolio	338,750	4,234,007	851	(130,968)	10,687	28,338	4,142,915	—	—
1290 VT Small Cap Value Portfolio	289,634	3,372,780	1,063	(163,709)	10,657	359,087	3,579,878	—	—
ATM International Managed Volatility Portfolio	2,281,482	29,140,322	8,089	(1,944,191)	184,723	(79,605)	27,309,338	—	—
ATM Large Cap Managed Volatility Portfolio	5,760,595	85,558,489	23,841	(5,267,090)	13,325	(3,597,438)	76,731,127	—	—
ATM Mid Cap Managed Volatility Portfolio	2,387,552	19,220,185	5,109	(785,805)	29,637	464,159	18,933,285	—	—
ATM Small Cap Managed Volatility Portfolio	1,684,072	19,797,450	5,961	(916,773)	(9,874)	186,935	19,063,699	—	—
EQ/AB Small Cap Growth Portfolio	517,827	9,542,298	2,555	(392,903)	6,134	(101,294)	9,056,790	—	—
EQ/American Century Mid Cap Value Portfolio	120,071	2,724,352	852	(130,968)	4,731	67,808	2,666,775	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	958,301	13,099,373	3,405	(523,870)	47,860	(830,082)	11,796,686	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	132,243	1,953,667	852	(130,968)	11,348	45,596	1,880,495	—	—
EQ/Global Equity Managed Volatility Portfolio	573,067	10,310,168	2,872	(442,015)	13,648	(291,527)	9,593,146	—	—
EQ/International Core Managed Volatility Portfolio	528,693	6,779,666	1,916	(294,677)	15,326	(31,025)	6,471,206	—	—
EQ/International Equity Index Portfolio	103,091	1,431,928	—	—	—	4,123	1,436,051	—	—
EQ/International Value Managed Volatility Portfolio	653,684	10,239,010	2,874	(442,015)	17,615	(227,945)	9,589,539	—	—
EQ/Janus Enterprise Portfolio*	331,619	7,766,875	2,023	(311,048)	(6,653)	(444,078)	7,007,119	—	—
EQ/JPMorgan Growth Stock Portfolio*	98,396	7,771,942	1,916	(294,677)	(10,847)	(628,854)	6,839,480	—	—
EQ/JPMorgan Value Opportunities Portfolio	253,661	5,629,834	1,916	(494,677)	87,162	(107,899)	5,116,336	—	—
EQ/Large Cap Core Managed Volatility Portfolio	1,441,753	15,759,508	4,471	(687,580)	6,933	(492,792)	14,590,540	—	—
EQ/Large Cap Value Managed Volatility Portfolio	363,986	7,237,485	2,555	(592,903)	264,656	(207,174)	6,704,619	—	—
EQ/Loomis Sayles Growth Portfolio*	590,277	7,528,433	1,916	(294,677)	(14,051)	(828,918)	6,392,703	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/MFS International Growth Portfolio	1,191,007	10,241,753	3,406	(523,870)	14,244	(374,218)	9,361,315	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	485,344	4,918,454	1,277	(196,451)	(6,264)	(353,774)	4,363,242	—	—
EQ/Value Equity Portfolio	215,760	5,560,573	1,916	(394,677)	159,101	(263,016)	5,063,897	—	—
Fixed Income
1290 Diversified Bond Fund	2,537,148	22,029,068	106,386	(982,256)	(41,548)	(154,806)	20,956,844	48,613	—
1290 VT DoubleLine Opportunistic Bond Portfolio	3,701,502	33,510,901	9,579	(1,473,385)	15,802	(81,918)	31,980,979	—	—
1290 VT High Yield Bond Portfolio	931,645	8,878,006	2,555	(392,903)	7,689	(101,225)	8,394,122	—	—
EQ/Core Bond Index Portfolio	8,529,147	84,237,246	424,266	(3,732,574)	40,222	(112,850)	80,856,310	—	—
EQ/Core Plus Bond Portfolio	7,495,546	26,800,948	7,664	(1,178,708)	10,228	(155,276)	25,484,856	—	—
EQ/Intermediate Government Bond Portfolio	9,977,049	100,840,563	528,631	(4,403,783)	9,956	101,317	97,076,684	—	—
EQ/Long-Term Bond Portfolio	7,533,780	51,529,362	914,902	(2,291,932)	32,054	(386,102)	49,798,284	—	—
EQ/PIMCO Ultra Short Bond Portfolio	4,325,170	44,243,896	312,772	(1,964,513)	14,104	429,185	43,035,444	—	—
EQ/Quality Bond PLUS Portfolio	3,269,948	26,353,924	357,663	(1,178,708)	179	5,233	25,538,291	—	—
Multimanager Core Bond Portfolio	4,890,920	44,195,165	609,761	(1,964,513)	(145,102)	(291,033)	42,404,278	417,773	—

Total		746,157,170	3,359,860	(35,641,883)	849,051	(8,407,975)	706,316,223	466,386	—

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$706,316,223	$—	$—	$706,316,223

Total Assets	$706,316,223	$—	$—	$706,316,223

Total Liabilities	$—	$—	$—	$—

Total	$706,316,223	$—	$—	$706,316,223

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$91,817,296
Aggregate gross unrealized depreciation	(67,363,025)

Net unrealized appreciation	$24,454,271

Federal income tax cost of investments in securities and derivative instruments, if applicable	$681,861,952

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (49.8%)
1290 Avantis® U.S. Large Cap Growth Fund‡	1,318,417	$26,289,227
1290 VT Equity Income Portfolio‡	9,307,986	46,633,010
1290 VT GAMCO Small Company Value Portfolio‡	553,579	44,142,419
1290 VT Micro Cap Portfolio‡	3,108,974	38,022,754
1290 VT Small Cap Value Portfolio‡	3,142,729	38,844,129
ATM International Managed Volatility Portfolio‡	25,103,022	300,483,171
ATM Large Cap Managed Volatility Portfolio‡	44,411,354	591,559,234
ATM Mid Cap Managed Volatility Portfolio‡	12,439,326	98,643,855
ATM Small Cap Managed Volatility Portfolio‡	18,077,621	204,638,667
EQ/AB Small Cap Growth Portfolio‡	5,762,996	100,794,796
EQ/American Century Mid Cap Value Portfolio‡	914,725	20,316,041
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	7,637,603	94,018,895
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,063,418	29,341,805
EQ/Global Equity Managed Volatility Portfolio‡	6,326,153	105,899,803
EQ/International Core Managed Volatility Portfolio‡	5,818,763	71,221,661
EQ/International Equity Index Portfolio‡	711,440	9,910,353
EQ/International Value Managed Volatility Portfolio‡	7,228,426	106,041,016
EQ/Janus Enterprise Portfolio*‡	1,729,583	36,546,082
EQ/JPMorgan Growth Stock Portfolio*‡	689,915	47,956,020
EQ/JPMorgan Value Opportunities Portfolio‡	2,185,283	44,077,155
EQ/Large Cap Core Managed Volatility Portfolio‡	11,250,552	113,855,583
EQ/Large Cap Value Managed Volatility Portfolio‡	3,127,235	57,603,673
EQ/Loomis Sayles Growth Portfolio*‡	4,139,019	44,825,580
EQ/MFS International Growth Portfolio‡	14,086,153	110,717,159
EQ/Morgan Stanley Small Cap Growth Portfolio‡	5,461,379	49,097,794
EQ/Value Equity Portfolio‡	1,860,884	43,674,939

Total Equity		2,475,154,821

Fixed Income (50.1%)
1290 Diversified Bond Fund‡	14,884,514	122,946,086
1290 VT DoubleLine Opportunistic Bond Portfolio‡	21,584,905	186,493,578
1290 VT High Yield Bond Portfolio‡	5,469,130	49,276,860
EQ/Core Bond Index Portfolio‡	47,325,377	448,644,577
EQ/Core Plus Bond Portfolio‡	43,727,806	148,674,540
EQ/Intermediate Government Bond Portfolio‡	55,838,184	543,305,528
EQ/Long-Term Bond Portfolio‡	53,505,640	353,672,278
EQ/PIMCO Ultra Short Bond Portfolio‡	24,051,600	239,313,418
EQ/Quality Bond PLUS Portfolio‡	19,163,914	149,670,165
Multimanager Core Bond Portfolio‡	28,618,739	248,124,467

Total Fixed Income		$2,490,121,497

Total Investments in Securities (99.9%) (Cost $4,581,608,928)		4,965,276,318
Other Assets Less Liabilities (0.1%)		6,203,035

Net Assets (100%)		$4,971,479,353

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis® U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	1,318,417	28,920,849	18,711	(741,900)	78,220	(1,986,653)	26,289,227	—	—
1290 VT Equity Income Portfolio	9,307,986	47,894,621	43,662	(2,881,100)	97,893	1,477,934	46,633,010	—	—
1290 VT GAMCO Small Company Value Portfolio	553,579	43,489,725	37,423	(1,483,800)	85,591	2,013,480	44,142,419	—	—
1290 VT Micro Cap Portfolio	3,108,974	38,713,636	27,029	(1,071,634)	(32,544)	386,267	38,022,754	—	—
1290 VT Small Cap Value Portfolio	3,142,729	36,097,039	31,187	(1,236,500)	47,362	3,905,041	38,844,129	—	—
ATM International Managed Volatility Portfolio	25,103,022	315,333,135	249,493	(16,092,002)	721,729	270,816	300,483,171	—	—
ATM Large Cap Managed Volatility Portfolio	44,411,354	647,397,641	511,460	(28,778,604)	145,240	(27,716,503)	591,559,234	—	—
ATM Mid Cap Managed Volatility Portfolio	12,439,326	99,249,584	81,086	(3,214,901)	10,387	2,517,699	98,643,855	—	—
ATM Small Cap Managed Volatility Portfolio	18,077,621	209,769,465	178,803	(7,089,268)	(51,486)	1,831,153	204,638,667	—	—
EQ/AB Small Cap Growth Portfolio	5,762,996	105,100,957	83,165	(3,297,334)	57,018	(1,149,010)	100,794,796	—	—
EQ/American Century Mid Cap Value Portfolio	914,725	20,270,652	12,475	(494,600)	638	526,876	20,316,041	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	7,637,603	103,044,655	72,768	(2,885,167)	232,258	(6,445,619)	94,018,895	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	2,063,418	29,556,533	27,029	(1,071,634)	43,811	786,066	29,341,805	—	—
EQ/Global Equity Managed Volatility Portfolio	6,326,153	112,366,479	87,323	(3,462,201)	109,604	(3,201,402)	105,899,803	—	—
EQ/International Core Managed Volatility Portfolio	5,818,763	74,654,445	58,215	(3,308,134)	159,201	(342,066)	71,221,661	—	—
EQ/International Equity Index Portfolio	711,440	9,881,895	—	—	—	28,458	9,910,353	—	—
EQ/International Value Managed Volatility Portfolio	7,228,426	111,775,098	87,322	(3,462,201)	142,119	(2,501,322)	106,041,016	—	—
EQ/Janus Enterprise Portfolio*	1,729,583	40,094,628	31,185	(1,236,500)	(5,617)	(2,337,614)	36,546,082	—	—
EQ/JPMorgan Growth Stock Portfolio*	689,915	53,863,005	37,422	(1,483,800)	(46,060)	(4,414,547)	47,956,020	—	—
EQ/JPMorgan Value Opportunities Portfolio	2,185,283	47,909,850	43,661	(3,681,100)	548,611	(743,867)	44,077,155	—	—
EQ/Large Cap Core Managed Volatility Portfolio	11,250,552	121,348,950	95,638	(3,791,934)	42,144	(3,839,215)	113,855,583	—	—
EQ/Large Cap Value Managed Volatility Portfolio	3,127,235	61,543,999	62,372	(4,473,000)	1,029,713	(559,411)	57,603,673	—	—
EQ/Loomis Sayles Growth Portfolio*	4,139,019	52,143,938	37,424	(1,483,800)	(64,896)	(5,807,086)	44,825,580	—	—
EQ/MFS International Growth Portfolio	14,086,153	118,866,342	99,797	(3,956,801)	83,016	(4,375,195)	110,717,159	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Morgan Stanley Small Cap Growth Portfolio	5,461,379	54,749,704	41,582	(1,648,667)	(38,239)	(4,006,586)	49,097,794	—	—
EQ/Value Equity Portfolio	1,860,884	47,271,426	43,661	(2,731,100)	758,044	(1,667,092)	43,674,939	—	—
Fixed Income
1290 Diversified Bond Fund	14,884,514	127,376,060	853,955	(4,121,667)	33,167	(1,195,429)	122,946,086	285,211	—
1290 VT DoubleLine Opportunistic Bond Portfolio	21,584,905	191,837,026	1,153,854	(6,100,068)	60,650	(457,884)	186,493,578	—	—
1290 VT High Yield Bond Portfolio	5,469,130	50,683,329	791,581	(1,648,667)	2,247	(551,630)	49,276,860	—	—
EQ/Core Bond Index Portfolio	47,325,377	459,567,619	4,170,080	(14,673,136)	85,156	(505,142)	448,644,577	—	—
EQ/Core Plus Bond Portfolio	43,727,806	153,348,898	1,124,746	(4,946,001)	37,561	(890,664)	148,674,540	—	—
EQ/Intermediate Government Bond Portfolio	55,838,184	555,892,667	4,444,928	(17,640,736)	71,844	536,825	543,305,528	—	—
EQ/Long-Term Bond Portfolio	53,505,640	361,872,403	5,891,075	(11,540,669)	157,895	(2,708,426)	353,672,278	—	—
EQ/PIMCO Ultra Short Bond Portfolio	24,051,600	242,125,833	2,495,436	(7,748,735)	(11,600)	2,452,484	239,313,418	—	—
EQ/Quality Bond PLUS Portfolio	19,163,914	153,470,335	1,124,747	(4,946,001)	34,008	(12,924)	149,670,165	—	—
Multimanager Core Bond Portfolio	28,618,739	255,686,671	3,241,082	(8,243,335)	104,089	(2,664,040)	248,124,467	2,432,565	—

Total		5,183,169,092	27,391,377	(186,666,697)	4,728,774	(63,346,228)	4,965,276,318	2,717,776	—

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$4,965,276,318	$—	$—	$4,965,276,318

Total Assets	$4,965,276,318	$—	$—	$4,965,276,318

Total Liabilities	$—	$—	$—	$—

Total	$4,965,276,318	$—	$—	$4,965,276,318

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$761,759,132
Aggregate gross unrealized depreciation	(399,170,680)

Net unrealized appreciation	$362,588,452

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,602,687,866

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (70.1%)
1290 Avantis® U.S. Large Cap Growth Fund‡	2,081,279	$41,500,698
1290 VT Equity Income Portfolio‡	19,254,680	96,465,944
1290 VT GAMCO Small Company Value Portfolio‡	1,280,730	102,125,413
1290 VT Micro Cap Portfolio‡	6,458,452	78,986,868
1290 VT Small Cap Value Portfolio‡	5,605,751	69,287,082
ATM International Managed Volatility Portfolio‡	42,875,876	513,224,240
ATM Large Cap Managed Volatility Portfolio‡	80,167,689	1,067,833,611
ATM Mid Cap Managed Volatility Portfolio‡	14,197,736	112,588,047
ATM Small Cap Managed Volatility Portfolio‡	41,650,190	471,480,145
EQ/AB Small Cap Growth Portfolio‡	12,112,717	211,851,414
EQ/American Century Mid Cap Value Portfolio‡	1,059,435	23,530,060
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	12,768,141	157,175,819
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	4,819,352	68,531,180
EQ/Global Equity Managed Volatility Portfolio‡	11,002,472	184,181,388
EQ/International Core Managed Volatility Portfolio‡	9,992,431	122,307,361
EQ/International Equity Index Portfolio‡	708,238	9,865,751
EQ/International Value Managed Volatility Portfolio‡	12,402,048	181,938,048
EQ/Janus Enterprise Portfolio*‡	1,968,013	41,584,105
EQ/JPMorgan Growth Stock Portfolio*‡	1,085,235	75,434,699
EQ/JPMorgan Value Opportunities Portfolio‡	4,521,701	91,202,706
EQ/Large Cap Core Managed Volatility Portfolio‡	20,335,106	205,791,270
EQ/Large Cap Value Managed Volatility Portfolio‡	6,493,220	119,605,115
EQ/Loomis Sayles Growth Portfolio*‡	6,393,624	69,242,949
EQ/MFS International Growth Portfolio‡	24,397,594	191,765,086
EQ/Morgan Stanley Small Cap Growth Portfolio‡	11,364,862	102,170,111
EQ/Value Equity Portfolio‡	3,850,166	90,363,399

Total Equity		4,500,032,509

Fixed Income (29.8%)
1290 Diversified Bond Fund‡	11,371,645	93,929,785
1290 VT DoubleLine Opportunistic Bond Portfolio‡	16,573,362	143,193,845
1290 VT High Yield Bond Portfolio‡	4,205,578	37,892,254
EQ/Core Bond Index Portfolio‡	33,301,646	315,699,606
EQ/Core Plus Bond Portfolio‡	33,593,366	114,217,444
EQ/Intermediate Government Bond Portfolio‡	39,890,640	388,135,928
EQ/Long-Term Bond Portfolio‡	50,486,300	333,714,445
EQ/PIMCO Ultra Short Bond Portfolio‡	17,973,482	178,836,149
EQ/Quality Bond PLUS Portfolio‡	14,713,370	114,911,423
Multimanager Core Bond Portfolio‡	21,966,052	190,445,675

Total Fixed Income		1,910,976,554

Total Investments in Securities (99.9%) (Cost $5,362,798,891)		6,411,009,063
Other Assets Less Liabilities (0.1%)		6,357,452

Net Assets (100%)		$6,417,366,515

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis® U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	2,081,279	45,730,926	—	(1,213,484)	136,875	(3,153,619)	41,500,698	—	—
1290 VT Equity Income Portfolio	19,254,680	98,393,133	—	(5,183,151)	195,864	3,060,098	96,465,944	—	—
1290 VT GAMCO Small Company Value Portfolio	1,280,730	100,893,025	—	(3,640,454)	210,302	4,662,540	102,125,413	—	—
1290 VT Micro Cap Portfolio	6,458,452	80,905,410	—	(2,669,666)	(518)	751,642	78,986,868	—	—
1290 VT Small Cap Value Portfolio	5,605,751	64,634,689	—	(2,426,969)	104,995	6,974,367	69,287,082	—	—
ATM International Managed Volatility Portfolio	42,875,876	534,853,267	—	(23,294,401)	1,146,565	518,809	513,224,240	—	—
ATM Large Cap Managed Volatility Portfolio	80,167,689	1,167,828,096	—	(50,186,559)	298,045	(50,105,971)	1,067,833,611	—	—
ATM Mid Cap Managed Volatility Portfolio	14,197,736	113,805,999	—	(4,125,846)	3,926	2,903,968	112,588,047	—	—
ATM Small Cap Managed Volatility Portfolio	41,650,190	486,208,943	—	(18,930,356)	(138,074)	4,339,632	471,480,145	—	—
EQ/AB Small Cap Growth Portfolio	12,112,717	221,427,703	—	(7,280,906)	109,224	(2,404,607)	211,851,414	—	—
EQ/American Century Mid Cap Value Portfolio	1,059,435	23,639,493	—	(728,090)	1,445	617,212	23,530,060	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	12,768,141	173,416,313	—	(5,824,725)	499,608	(10,915,377)	157,175,819	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	4,819,352	69,252,989	—	(2,669,665)	4,493	1,943,363	68,531,180	—	—
EQ/Global Equity Managed Volatility Portfolio	11,002,472	196,225,242	—	(6,674,164)	207,447	(5,577,137)	184,181,388	—	—
EQ/International Core Managed Volatility Portfolio	9,992,431	128,792,358	—	(6,189,891)	301,919	(597,025)	122,307,361	—	—
EQ/International Equity Index Portfolio	708,238	9,837,421	—	—	—	28,330	9,865,751	—	—
EQ/International Value Managed Volatility Portfolio	12,402,048	192,643,712	—	(6,674,163)	271,658	(4,303,159)	181,938,048	—	—
EQ/Janus Enterprise Portfolio*	1,968,013	45,835,758	—	(1,577,530)	668	(2,674,791)	41,584,105	—	—
EQ/JPMorgan Growth Stock Portfolio*	1,085,235	84,889,874	—	(2,426,968)	(25,813)	(7,002,394)	75,434,699	—	—
EQ/JPMorgan Value Opportunities Portfolio	4,521,701	98,513,043	—	(6,883,148)	803,979	(1,231,168)	91,202,706	—	—
EQ/Large Cap Core Managed Volatility Portfolio	20,335,106	220,426,737	—	(7,766,300)	74,297	(6,943,464)	205,791,270	—	—
EQ/Large Cap Value Managed Volatility Portfolio	6,493,220	125,891,588	—	(7,217,983)	1,815,772	(884,262)	119,605,115	—	—
EQ/Loomis Sayles Growth Portfolio*	6,393,624	80,762,123	—	(2,426,969)	(60,882)	(9,031,323)	69,242,949	—	—
EQ/MFS International Growth Portfolio	24,397,594	206,961,009	—	(7,766,300)	157,955	(7,587,578)	191,765,086	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Morgan Stanley Small Cap Growth Portfolio	11,364,862	114,245,419	—	(3,640,453)	(97,750)	(8,337,105)	102,170,111	—	—
EQ/Value Equity Portfolio	3,850,166	97,146,145	—	(4,883,150)	1,195,259	(3,094,855)	90,363,399	—	—
Fixed Income
1290 Diversified Bond Fund	11,371,645	97,854,616	599,999	(3,640,453)	40,571	(924,948)	93,929,785	217,967	—
1290 VT DoubleLine Opportunistic Bond Portfolio	16,573,362	147,634,839	1,200,001	(5,339,331)	52,093	(353,757)	143,193,845	—	—
1290 VT High Yield Bond Portfolio	4,205,578	38,772,583	999,999	(1,456,181)	(1,712)	(422,435)	37,892,254	—	—
EQ/Core Bond Index Portfolio	33,301,646	324,181,857	3,700,001	(11,892,146)	66,288	(356,394)	315,699,606	—	—
EQ/Core Plus Bond Portfolio	33,593,366	118,118,938	999,999	(4,247,195)	(2,366)	(651,932)	114,217,444	—	—
EQ/Intermediate Government Bond Portfolio	39,890,640	399,196,453	2,700,001	(14,197,767)	38,536	398,705	388,135,928	—	—
EQ/Long-Term Bond Portfolio	50,486,300	342,732,989	6,000,001	(12,620,237)	9,998	(2,408,306)	333,714,445	—	—
EQ/PIMCO Ultra Short Bond Portfolio	17,973,482	181,679,433	2,000,000	(6,674,164)	(14,768)	1,845,648	178,836,149	—	—
EQ/Quality Bond PLUS Portfolio	14,713,370	118,140,885	1,000,001	(4,247,195)	29,565	(11,833)	114,911,423	—	—
Multimanager Core Bond Portfolio	21,966,052	196,586,442	3,104,301	(7,280,906)	75,446	(2,039,608)	190,445,675	1,871,611	—

Total		6,748,059,450	22,304,303	(263,896,866)	7,510,910	(102,968,734)	6,411,009,063	2,089,578	—

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$6,411,009,063	$—	$—	$6,411,009,063

Total Assets	$6,411,009,063	$—	$—	$6,411,009,063

Total Liabilities	$—	$—	$—	$—

Total	$6,411,009,063	$—	$—	$6,411,009,063

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,304,472,911
Aggregate gross unrealized depreciation	(318,988,775)

Net unrealized appreciation	$985,484,136

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,425,524,927

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (90.8%)
1290 Avantis® U.S. Large Cap Growth Fund‡	1,149,108	$22,913,217
1290 VT Equity Income Portfolio‡	13,526,082	67,765,669
1290 VT GAMCO Small Company Value Portfolio‡	1,019,611	81,303,765
1290 VT Micro Cap Portfolio‡	3,242,762	39,658,978
1290 VT Small Cap Value Portfolio‡	3,131,247	38,702,219
ATM International Managed Volatility Portfolio‡	27,507,722	329,267,434
ATM Large Cap Managed Volatility Portfolio‡	54,201,680	721,966,374
ATM Mid Cap Managed Volatility Portfolio‡	6,738,490	53,436,229
ATM Small Cap Managed Volatility Portfolio‡	23,088,155	261,357,915
EQ/AB Small Cap Growth Portfolio‡	6,582,581	115,129,343
EQ/American Century Mid Cap Value Portfolio‡	560,760	12,454,489
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	8,469,388	104,258,168
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,879,029	40,939,794
EQ/Global Equity Managed Volatility Portfolio‡	7,303,065	122,253,301
EQ/International Core Managed Volatility Portfolio‡	5,827,499	71,328,588
EQ/International Equity Index Portfolio‡	520,277	7,247,457
EQ/International Value Managed Volatility Portfolio‡	6,657,914	97,671,595
EQ/Janus Enterprise Portfolio*‡	808,552	17,084,693
EQ/JPMorgan Growth Stock Portfolio*‡	591,797	41,135,840
EQ/JPMorgan Value Opportunities Portfolio‡	3,241,068	65,372,337
EQ/Large Cap Core Managed Volatility Portfolio‡	13,807,763	139,734,560
EQ/Large Cap Value Managed Volatility Portfolio‡	4,647,732	85,611,232
EQ/Loomis Sayles Growth Portfolio*‡	3,639,516	39,415,962
EQ/MFS International Growth Portfolio‡	16,443,506	129,245,956
EQ/Morgan Stanley Small Cap Growth Portfolio‡	6,082,080	54,677,903
EQ/Value Equity Portfolio‡	2,727,442	64,013,053

Total Equity		2,823,946,071

Fixed Income (9.1%)
1290 Diversified Bond Fund‡	1,696,597	14,013,888
1290 VT DoubleLine Opportunistic Bond Portfolio‡	2,454,392	21,205,950
1290 VT High Yield Bond Portfolio‡	624,179	5,623,854
EQ/Core Bond Index Portfolio‡	4,643,606	44,021,388
EQ/Core Plus Bond Portfolio‡	4,961,588	16,869,398
EQ/Intermediate Government Bond Portfolio‡	5,562,096	54,119,189
EQ/Long-Term Bond Portfolio‡	8,475,709	56,024,434
EQ/PIMCO Ultra Short Bond Portfolio‡	2,598,964	25,859,688
EQ/Quality Bond PLUS Portfolio‡	2,196,844	17,157,351
Multimanager Core Bond Portfolio‡	3,277,731	28,417,926

Total Fixed Income		283,313,066

Total Investments in Securities (99.9%) (Cost $2,443,370,754)		3,107,259,137
Other Assets Less Liabilities (0.1%)		1,849,419

Net Assets (100%)		$3,109,108,556

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis® U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	1,149,108	25,192,606	—	(613,295)	55,656	(1,721,750)	22,913,217	—	—
1290 VT Equity Income Portfolio	13,526,082	67,809,020	—	(2,299,853)	101,432	2,155,070	67,765,669	—	—
1290 VT GAMCO Small Company Value Portfolio	1,019,611	79,905,652	—	(2,453,176)	145,771	3,705,518	81,303,765	—	—
1290 VT Micro Cap Portfolio	3,242,762	40,613,110	—	(1,328,805)	(5,958)	380,631	39,658,978	—	—
1290 VT Small Cap Value Portfolio	3,131,247	35,893,889	—	(1,124,372)	14,182	3,918,520	38,702,219	—	—
ATM International Managed Volatility Portfolio	27,507,722	338,893,110	—	(10,579,326)	556,772	396,878	329,267,434	—	—
ATM Large Cap Managed Volatility Portfolio	54,201,680	797,413,595	—	(41,662,936)	(281,554)	(33,502,731)	721,966,374	—	—
ATM Mid Cap Managed Volatility Portfolio	6,738,490	51,464,466	2,500,000	(1,788,775)	171	1,260,367	53,436,229	—	—
ATM Small Cap Managed Volatility Portfolio	23,088,155	251,728,420	18,000,001	(9,557,168)	3,049	1,183,613	261,357,915	—	—
EQ/AB Small Cap Growth Portfolio	6,582,581	119,673,901	—	(3,270,903)	(5,493)	(1,268,162)	115,129,343	—	—
EQ/American Century Mid Cap Value Portfolio	560,760	12,437,378	—	(306,646)	415	323,342	12,454,489	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	8,469,388	114,488,609	—	(3,322,011)	250,515	(7,158,945)	104,258,168	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	2,879,029	41,120,729	—	(1,328,804)	1,242	1,146,627	40,939,794	—	—
EQ/Global Equity Managed Volatility Portfolio	7,303,065	129,566,502	—	(3,730,873)	(19,311)	(3,563,017)	122,253,301	—	—
EQ/International Core Managed Volatility Portfolio	5,827,499	73,982,143	—	(2,453,177)	129,438	(329,816)	71,328,588	—	—
EQ/International Equity Index Portfolio	520,277	7,226,646	—	–	–	20,811	7,247,457	—	—
EQ/International Value Managed Volatility Portfolio	6,657,914	103,563,040	—	(3,730,874)	(9,791)	(2,150,780)	97,671,595	—	—
EQ/Janus Enterprise Portfolio*	808,552	16,428,679	2,500,000	(715,510)	(2,510)	(1,125,966)	17,084,693	—	—
EQ/JPMorgan Growth Stock Portfolio*	591,797	46,194,301	—	(1,226,589)	(1,872)	(3,830,000)	41,135,840	—	—
EQ/JPMorgan Value Opportunities Portfolio	3,241,068	68,051,978	—	(2,299,854)	67,905	(447,692)	65,372,337	—	—
EQ/Large Cap Core Managed Volatility Portfolio	13,807,763	148,854,643	—	(4,446,383)	37,863	(4,711,563)	139,734,560	—	—
EQ/Large Cap Value Managed Volatility Portfolio	4,647,732	88,063,854	—	(3,066,471)	92,886	520,963	85,611,232	—	—
EQ/Loomis Sayles Growth Portfolio*	3,639,516	50,961,025	—	(6,226,589)	1,253,339	(6,571,813)	39,415,962	—	—
EQ/MFS International Growth Portfolio	16,443,506	138,566,338	—	(4,293,060)	(6,401)	(5,020,921)	129,245,956	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Morgan Stanley Small Cap Growth Portfolio	6,082,080	60,829,039	—	(1,635,451)	(59,106)	(4,456,579)	54,677,903	—	—
EQ/Value Equity Portfolio	2,727,442	67,681,111	—	(2,299,853)	66,489	(1,434,694)	64,013,053	—	—
Fixed Income
1290 Diversified Bond Fund	1,696,597	14,656,908	—	(511,078)	2,462	(134,404)	14,013,888	32,539	—
1290 VT DoubleLine Opportunistic Bond Portfolio	2,454,392	21,966,920	—	(715,510)	(199)	(45,261)	21,205,950	—	—
1290 VT High Yield Bond Portfolio	624,179	5,890,913	—	(204,431)	744	(63,372)	5,623,854	—	—
EQ/Core Bond Index Portfolio	4,643,606	45,494,708	—	(1,431,020)	(843)	(41,457)	44,021,388	—	—
EQ/Core Plus Bond Portfolio	4,961,588	17,579,405	—	(613,295)	43	(96,755)	16,869,398	—	—
EQ/Intermediate Government Bond Portfolio	5,562,096	55,848,654	—	(1,788,775)	1,220	58,090	54,119,189	—	—
EQ/Long-Term Bond Portfolio	8,475,709	58,328,412	—	(1,890,991)	1,213	(414,200)	56,024,434	—	—
EQ/PIMCO Ultra Short Bond Portfolio	2,598,964	26,412,571	—	(817,726)	505	264,338	25,859,688	—	—
EQ/Quality Bond PLUS Portfolio	2,196,844	17,717,527	—	(562,185)	335	1,674	17,157,351	—	—
Multimanager Core Bond Portfolio	3,277,731	29,467,699	164,327	(919,941)	4,626	(298,785)	28,417,926	278,876	—

Total		3,269,967,501	23,164,328	(125,215,706)	2,395,235	(63,052,221)	3,107,259,137	311,415	—

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$3,107,259,137	$—	$—	$3,107,259,137

Total Assets	$3,107,259,137	$—	$—	$3,107,259,137

Total Liabilities	$—	$—	$—	$—

Total	$3,107,259,137	$—	$—	$3,107,259,137

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$684,870,387
Aggregate gross unrealized depreciation	(51,015,240)

Net unrealized appreciation	$633,855,147

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,473,403,990

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (20.2%)
iShares Core S&P U.S. Value ETF	38,600	$3,946,850
iShares MSCI Global Min Vol Factor ETF(x)	33,800	4,039,438
State Street SPDR Portfolio Developed World ex-US ETF	74,500	3,400,925
Vanguard FTSE Emerging Markets ETF	85,800	4,637,490

Total Equity		16,024,703

Fixed Income (13.7%)
iShares Broad USD High Yield Corporate Bond ETF	55,000	2,026,200
Vanguard Intermediate-Term Corporate Bond ETF(x)	24,300	2,010,825
Vanguard Total Bond Market ETF	92,300	6,796,972

Total Fixed Income		10,833,997

Total Exchange Traded Funds (33.9%) (Cost $24,566,063)		26,858,700

INVESTMENT COMPANIES:
Equity (19.6%)
1290 Avantis® U.S. Large Cap Growth Fund‡	62,390	1,244,066
1290 Essex Small Cap Growth Fund*‡	170,579	2,806,030
1290 GAMCO Small/Mid Cap Value Fund‡	183,713	3,668,745
1290 SmartBeta Equity Fund‡	346,744	6,862,059
AB Small Cap Growth Portfolio*‡	12,367	934,972

Total Equity		15,515,872

Fixed Income (44.7%)
1290 Diversified Bond Fund‡	3,412,940	28,190,887
1290 High Yield Bond Fund‡	857,090	7,190,989

Total Fixed Income		35,381,876

Total Investment Companies (64.3%) (Cost $50,002,189)		50,897,748

SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	183,708	183,708

Total Short-Term Investments (0.2%) (Cost $183,708)		183,708

Total Investments in Securities (98.4%) (Cost $74,751,960)		77,940,156
Other Assets Less Liabilities (1.6%)		1,268,648

Net Assets (100%)		$79,208,804

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $2,048,763. This was collateralized by $1,895,322 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.625%, maturing 4/15/26 – 11/15/54 and by cash of $183,708 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	62,390	1,357,917	17,179	(40,383)	(728)	(89,919)	1,244,066	—	—
1290 Essex Small Cap Growth Fund*	170,579	3,059,286	41,997	(223,715)	26,913	(98,451)	2,806,030	—	—
1290 GAMCO Small/Mid Cap Value Fund	183,713	3,934,908	53,449	(625,637)	115,411	190,614	3,668,745	—	—
1290 SmartBeta Equity Fund	346,744	9,134,751	129,806	(2,285,118)	33,411	(150,791)	6,862,059	—	—
AB Small Cap Growth Portfolio*	12,367	978,509	13,363	(31,409)	95	(25,586)	934,972	—	—
Fixed Income
1290 Diversified Bond Fund	3,412,940	28,470,652	1,237,688	(1,234,250)	1,135	(284,338)	28,190,887	65,362	—
1290 High Yield Bond Fund	857,090	7,193,037	427,063	(242,300)	(88)	(186,723)	7,190,989	116,222	—

Total		54,129,060	1,920,545	(4,682,812)	176,149	(645,194)	50,897,748	181,584	—

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$26,858,700	$—	$—	$26,858,700
Investment Companies
Investment Companies	50,897,748	—	—	50,897,748
Short-Term Investments
Investment Companies	183,708	—	—	183,708

Total Assets	$77,940,156	$—	$—	$77,940,156

Total Liabilities	$—	$—	$—	$—

Total	$77,940,156	$—	$—	$77,940,156

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,382,348
Aggregate gross unrealized depreciation	(3,298,788)

Net unrealized appreciation	$3,083,560

Federal income tax cost of investments in securities and derivative instruments, if applicable	$74,856,596

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (23.7%)
iShares Core S&P U.S. Value ETF	18,400	$1,881,400
iShares MSCI Global Min Vol Factor ETF	23,900	2,856,289
State Street SPDR Portfolio Developed World ex-US ETF	37,070	1,692,245
Vanguard FTSE Emerging Markets ETF(x)	48,880	2,641,964

Total Equity		9,071,898

Fixed Income (6.8%)
iShares Broad USD High Yield Corporate Bond ETF	16,570	610,439
Vanguard Intermediate-Term Corporate Bond ETF(x)	11,400	943,350
Vanguard Total Bond Market ETF	14,000	1,030,960

Total Fixed Income		2,584,749

Total Exchange Traded Funds (30.5%) (Cost $10,695,615)		11,656,647

INVESTMENT COMPANIES:
Investment Companies (67.4%)
Equity (35.9%)
1290 Avantis® U.S. Large Cap Growth Fund‡	50,164	1,000,277
1290 Essex Small Cap Growth Fund*‡	142,356	2,341,764
1290 GAMCO Small/Mid Cap Value Fund‡	153,110	3,057,606
1290 SmartBeta Equity Fund‡	331,235	6,555,138
AB Small Cap Growth Portfolio*‡	9,956	752,704

Total Equity		13,707,489

Fixed Income (31.5%)
1290 Diversified Bond Fund‡	1,185,403	9,791,432
1290 High Yield Bond Fund ‡	266,138	2,232,901

Total Fixed Income		12,024,333

Total Investment Companies (67.4%) (Cost $24,325,168)		25,731,822

SHORT-TERM INVESTMENTS:
Investment Companies (2.7%)
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	331,700	331,700
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	686,764	686,833

Total Investment Companies		1,018,533

Total Short-Term Investments (2.7%) (Cost $1,018,682)		1,018,533

Total Investments in Securities (100.6%) (Cost $36,039,465)		38,407,002
Other Assets Less Liabilities (-0.6%)		(222,017)

Net Assets (100%)		$38,184,985

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $879,274. This was collateralized by $552,366 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.750%, maturing 4/15/26 – 11/15/55 and by cash of $331,700 which was subsequently invested in investment companies.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	50,164	1,056,342	28,951	(12,942)	(13)	(72,061)	1,000,277	—	—
1290 Essex Small Cap Growth Fund*	142,356	2,349,946	121,094	(68,248)	240	(61,268)	2,341,764	—	—
1290 GAMCO Small/Mid Cap Value Fund	153,110	3,060,035	141,557	(376,409)	37,660	194,763	3,057,606	—	—
1290 SmartBeta Equity Fund	331,235	7,457,711	288,130	(1,062,212)	(4,726)	(123,765)	6,555,138	—	—
AB Small Cap Growth Portfolio*	9,956	762,091	20,472	(9,171)	93	(20,781)	752,704	—	—
Fixed Income
1290 Diversified Bond Fund	1,185,403	7,683,523	2,327,366	(97,822)	(3)	(121,632)	9,791,432	22,708	—
1290 High Yield Bond Fund	266,138	2,115,822	200,758	(26,721)	3	(56,961)	2,232,901	35,195	—

Total		24,485,470	3,128,328	(1,653,525)	33,254	(261,705)	25,731,822	57,903	—

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$11,656,647	$—	$—	$11,656,647
Investment Companies
Investment Companies	25,731,822	—	—	25,731,822
Short-Term Investments
Investment Companies	1,018,533	—	—	1,018,533

Total Assets	$38,407,002	$—	$—	$38,407,002

Total Liabilities	$—	$—	$—	$—

Total	$38,407,002	$—	$—	$38,407,002

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,217,871
Aggregate gross unrealized depreciation	(880,759)

Net unrealized appreciation	$2,337,112

Federal income tax cost of investments in securities and derivative instruments, if applicable	$36,069,890

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (26.9%)
iShares Core S&P U.S. Value ETF	19,600	$2,004,100
iShares MSCI Global Min Vol Factor ETF	33,460	3,998,805
State Street SPDR Portfolio Developed World ex-US ETF	35,670	1,628,335
Vanguard FTSE Emerging Markets ETF	58,460	3,159,763

Total Equity		10,791,003

Fixed Income (2.5%)
Vanguard Intermediate-Term Corporate Bond ETF(x)	12,200	1,009,550

Total Exchange Traded Funds (29.4%) (Cost $10,592,947)		11,800,553

INVESTMENT COMPANIES:
Investment Companies (68.4%)
Equity (53.0%)
1290 Avantis® U.S. Large Cap Growth Fund‡	82,468	1,644,412
1290 Essex Small Cap Growth Fund*‡	194,526	3,199,949
1290 GAMCO Small/Mid Cap Value Fund‡	212,305	4,239,738
1290 SmartBeta Equity Fund‡	562,037	11,122,708
AB Small Cap Growth Portfolio*‡	13,692	1,035,084

Total Equity		21,241,891

Fixed Income (15.4%)
1290 Diversified Bond Fund‡	590,969	4,881,406
1290 High Yield Bond Fund ‡	160,140	1,343,573

Total Fixed Income		6,224,979

Total Investment Companies (68.4%) (Cost $23,918,378)		27,466,870

SHORT-TERM INVESTMENTS:
Investment Companies (2.2%)
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	867,015	$867,101

Total Short-Term Investments (2.2%) (Cost $867,270)		867,101

Total Investments in Securities (100.0%) (Cost $35,378,595)		40,134,524
Other Assets Less Liabilities (0.0%)†		19,900

Net Assets (100%)		$40,154,424

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(x)

All or a portion of security is on loan at March 31, 2026, the Portfolio had loaned securities with a total value of $528,773. This was collateralized by $536,743 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.750%, maturing 4/15/26 – 11/15/55.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	82,468	1,581,030	208,600	(31,684)	(91)	(113,443)	1,644,412	—	—
1290 Essex Small Cap Growth Fund*	194,526	3,099,463	245,066	(60,863)	(313)	(83,404)	3,199,949	—	—
1290 GAMCO Small/Mid Cap Value Fund	212,305	4,020,929	405,755	(486,150)	41,823	257,381	4,239,738	—	—
1290 SmartBeta Equity Fund	562,037	11,505,365	1,141,489	(1,301,307)	5,361	(228,200)	11,122,708	—	—
AB Small Cap Growth Portfolio*	13,692	1,001,835	81,695	(20,290)	51	(28,207)	1,035,084	—	—
Fixed Income
1290 Diversified Bond Fund	590,969	1,813,981	3,179,018	(36,754)	(59)	(74,780)	4,881,406	11,271	—
1290 High Yield Bond Fund	160,140	1,507,935	270,347	(399,091)	(2,079)	(33,539)	1,343,573	23,537	—

Total		24,530,538	5,531,970	(2,336,139)	44,693	(304,192)	27,466,870	34,808	—

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$11,800,553	$—	$—	$11,800,553
Investment Companies
Investment Companies	27,466,870	—	—	27,466,870
Short-Term Investments
Investment Companies	867,101	—	—	867,101

Total Assets	$40,134,524	$—	$—	$40,134,524

Total Liabilities	$—	$—	$—	$—

Total	$40,134,524	$—	$—	$40,134,524

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,019,492
Aggregate gross unrealized depreciation	(288,888)

Net unrealized appreciation	$4,730,604

Federal income tax cost of investments in securities and derivative instruments, if applicable	$35,403,920

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.1%)
EQ/American Century Mid Cap Value Portfolio‡	12,254	$272,159
EQ/Emerging Markets Equity PLUS Portfolio‡	25,765	310,985
EQ/Equity 500 Index Portfolio‡	17,658	1,627,190
EQ/International Equity Index Portfolio‡	44,831	624,495
EQ/Janus Enterprise Portfolio*‡	14,104	298,027
EQ/MFS International Growth Portfolio‡	43,061	338,457
EQ/Small Company Index Portfolio‡	16,758	209,469
EQ/Value Equity Portfolio‡	8,964	210,386
Multimanager Aggressive Equity Portfolio‡	3,152	212,328

Total Equity		4,103,496

Fixed Income (79.8%)
1290 Diversified Bond Fund‡	373,610	3,086,021
1290 VT High Yield Bond Portfolio‡	232,340	2,093,381
EQ/Core Bond Index Portfolio‡	200,558	1,901,289
EQ/Core Plus Bond Portfolio‡	844,555	2,871,487
EQ/Long-Term Bond Portfolio‡	197,258	1,303,873
EQ/PIMCO Ultra Short Bond Portfolio‡	341,301	3,395,946
EQ/Quality Bond PLUS Portfolio‡	210,258	1,642,113

Total Fixed Income		16,294,110

Total Investments in Securities (99.9%) (Cost $21,236,313)		20,397,606
Other Assets Less Liabilities (0.1%)		28,438

Net Assets (100%)		$20,426,044

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following:1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	12,254	278,572	2,750	(16,563)	474	6,926	272,159	—	—
EQ/Emerging Markets Equity PLUS Portfolio	25,765	335,671	2,290	(38,802)	13,453	(1,627)	310,985	—	—
EQ/Equity 500 Index Portfolio	17,658	1,935,576	15,124	(251,095)	202,944	(275,359)	1,627,190	—	—
EQ/International Equity Index Portfolio	44,831	688,354	5,499	(73,125)	17,594	(13,827)	624,495	—	—
EQ/Janus Enterprise Portfolio*	14,104	331,042	2,750	(16,563)	(325)	(18,877)	298,027	—	—
EQ/MFS International Growth Portfolio	43,061	382,311	3,208	(34,323)	2,619	(15,358)	338,457	—	—
EQ/Small Company Index Portfolio	16,758	214,061	1,375	(8,281)	128	2,186	209,469	—	—
EQ/Value Equity Portfolio	8,964	241,313	1,374	(28,281)	3,432	(7,452)	210,386	—	—
Multimanager Aggressive Equity Portfolio	3,152	252,618	2,750	(16,563)	(673)	(25,804)	212,328	—	—
Fixed Income
1290 Diversified Bond Fund	373,610	3,255,387	27,941	(168,387)	(6,428)	(22,492)	3,086,021	7,153	—
1290 VT High Yield Bond Portfolio	232,340	2,191,232	38,788	(113,178)	177	(23,638)	2,093,381	—	—
EQ/Core Bond Index Portfolio	200,558	1,928,311	76,955	(102,136)	247	(2,088)	1,901,289	—	—
EQ/Core Plus Bond Portfolio	844,555	2,954,309	91,122	(157,345)	581	(17,180)	2,871,487	—	—
EQ/Long-Term Bond Portfolio	197,258	1,350,979	31,457	(69,011)	598	(10,150)	1,303,873	—	—
EQ/PIMCO Ultra Short Bond Portfolio	341,301	3,467,877	75,260	(182,190)	(111)	35,110	3,395,946	—	—
EQ/Quality Bond PLUS Portfolio	210,258	1,665,597	64,665	(88,334)	276	(91)	1,642,113	—	—

Total		21,473,210	443,308	(1,364,177)	234,986	(389,721)	20,397,606	7,153	—

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$20,397,606	$—	$—	$20,397,606

Total Assets	$20,397,606	$—	$—	$20,397,606

Total Liabilities	$—	$—	$—	$—

Total	$20,397,606	$—	$—	$20,397,606

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,426,645
Aggregate gross unrealized depreciation	(3,334,490)

Net unrealized depreciation	$(907,845)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$21,305,451

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (50.1%)
EQ/American Century Mid Cap Value Portfolio‡	125,448	$2,786,191
EQ/Emerging Markets Equity PLUS Portfolio‡	403,173	4,866,298
EQ/Equity 500 Index Portfolio‡	306,027	28,200,396
EQ/International Equity Index Portfolio‡	738,429	10,286,321
EQ/Janus Enterprise Portfolio*‡	151,150	3,193,792
EQ/MFS International Growth Portfolio‡	708,316	5,567,363
EQ/Small Company Index Portfolio‡	531,720	6,646,505
EQ/Value Equity Portfolio‡	78,891	1,851,574
Multimanager Aggressive Equity Portfolio‡	25,640	1,727,116

Total Equity		65,125,556

Fixed Income (50.0%)
1290 Diversified Bond Fund‡	1,447,704	11,958,039
1290 VT High Yield Bond Portfolio‡	1,046,308	9,427,238
EQ/Core Bond Index Portfolio‡	692,547	6,565,346
EQ/Core Plus Bond Portfolio‡	3,448,449	11,724,726
EQ/Long-Term Bond Portfolio‡	952,238	6,294,292
EQ/PIMCO Ultra Short Bond Portfolio‡	1,255,576	12,492,982
EQ/Quality Bond PLUS Portfolio‡	851,083	6,646,958

Total Fixed Income		65,109,581

Total Investments in Securities (100.1%) (Cost $104,810,953)		130,235,137
Other Assets Less Liabilities (-0.1%)		(129,426)

Net Assets (100%)		$130,105,711

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	125,448	2,815,863	53,365	(154,804)	1,960	69,807	2,786,191	—	—
EQ/Emerging Markets Equity PLUS Portfolio	403,173	5,089,747	77,085	(473,606)	79,904	93,168	4,866,298	—	—
EQ/Equity 500 Index Portfolio	306,027	31,158,593	551,445	(2,199,663)	1,032,945	(2,342,924)	28,200,396	—	—
EQ/International Equity Index Portfolio	738,429	10,738,971	183,816	(673,215)	51,006	(14,257)	10,286,321	—	—
EQ/Janus Enterprise Portfolio*	151,150	3,503,734	53,366	(154,804)	(5,583)	(202,921)	3,193,792	—	—
EQ/MFS International Growth Portfolio	708,316	5,992,914	106,732	(309,609)	(1,283)	(221,391)	5,567,363	—	—
EQ/Small Company Index Portfolio	531,720	6,781,327	106,731	(309,609)	(64)	68,120	6,646,505	—	—
EQ/Value Equity Portfolio	78,891	2,181,512	23,718	(318,802)	28,014	(62,868)	1,851,574	—	—
Multimanager Aggressive Equity Portfolio	25,640	2,009,051	35,577	(103,203)	1,196	(215,505)	1,727,116	—	—
Fixed Income
1290 Diversified Bond Fund	1,447,704	12,491,255	219,392	(636,399)	377	(116,586)	11,958,039	27,844	—
1290 VT High Yield Bond Portfolio	1,046,308	9,721,803	311,957	(498,814)	(799)	(106,909)	9,427,238	—	—
EQ/Core Bond Index Portfolio	692,547	6,747,848	168,591	(344,010)	(76)	(7,007)	6,565,346	—	—
EQ/Core Plus Bond Portfolio	3,448,449	12,051,123	363,463	(619,217)	973	(71,616)	11,724,726	—	—
EQ/Long-Term Bond Portfolio	952,238	6,414,815	342,308	(412,811)	133	(50,153)	6,294,292	—	—
EQ/PIMCO Ultra Short Bond Portfolio	1,255,576	12,237,338	695,674	(567,616)	(135)	127,721	12,492,982	—	—
EQ/Quality Bond PLUS Portfolio	851,083	6,672,584	318,591	(344,010)	189	(396)	6,646,958	—	—

Total		136,608,478	3,611,811	(8,120,192)	1,188,757	(3,053,717)	130,235,137	27,844	—

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$130,235,137	$—	$—	$130,235,137

Total Assets	$130,235,137	$—	$—	$130,235,137

Total Liabilities	$—	$—	$—	$—

Total	$130,235,137	$—	$—	$130,235,137

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,845,170
Aggregate gross unrealized depreciation	(10,585,694)

Net unrealized appreciation	$25,259,476

Federal income tax cost of investments in securities and derivative instruments, if applicable	$104,975,661

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (70.2%)
EQ/American Century Mid Cap Value Portfolio‡	185,842	$4,127,558
EQ/Emerging Markets Equity PLUS Portfolio‡	1,251,819	15,109,453
EQ/Equity 500 Index Portfolio‡	987,393	90,988,252
EQ/International Equity Index Portfolio‡	2,361,013	32,888,916
EQ/Janus Enterprise Portfolio*‡	280,544	5,927,898
EQ/MFS International Growth Portfolio‡	2,195,242	17,254,602
EQ/Small Company Index Portfolio‡	2,075,395	25,942,434
EQ/Value Equity Portfolio‡	280,781	6,589,929
Multimanager Aggressive Equity Portfolio‡	55,294	3,724,580

Total Equity		202,553,622

Fixed Income (29.8%)
1290 Diversified Bond Fund‡	1,635,407	13,508,462
1290 VT High Yield Bond Portfolio‡	1,651,231	14,877,594
EQ/Core Bond Index Portfolio‡	996,673	9,448,459
EQ/Core Plus Bond Portfolio‡	4,480,861	15,234,926
EQ/Long-Term Bond Portfolio‡	1,596,966	10,555,947
EQ/PIMCO Ultra Short Bond Portfolio‡	1,334,570	13,278,968
EQ/Quality Bond PLUS Portfolio‡	1,142,379	8,921,976

Total Fixed Income		85,826,332

Total Investments in Securities (100.0%) (Cost $203,406,623)		288,379,954
Other Assets Less Liabilities (0.0%)†		(7,047)

Net Assets (100%)		$288,372,907

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following:1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	185,842	4,045,976	88,342	(111,114)	21	104,333	4,127,558	—	—
EQ/Emerging Markets Equity PLUS Portfolio	1,251,819	15,284,792	176,686	(862,229)	56,922	453,282	15,109,453	—	—
EQ/Equity 500 Index Portfolio	987,393	96,402,984	1,276,057	(2,504,985)	1,450	(4,187,254)	90,988,252	—	—
EQ/International Equity Index Portfolio	2,361,013	32,898,254	422,081	(530,880)	7,946	91,515	32,888,916	—	—
EQ/Janus Enterprise Portfolio*	280,544	6,331,276	88,342	(111,114)	(33)	(380,573)	5,927,898	—	—
EQ/MFS International Growth Portfolio	2,195,242	18,002,118	255,212	(320,997)	130	(681,861)	17,254,602	—	—
EQ/Small Company Index Portfolio	2,075,395	25,774,358	323,922	(407,419)	1,657	249,916	25,942,434	—	—
EQ/Value Equity Portfolio	280,781	6,755,921	78,526	(98,768)	(79)	(145,671)	6,589,929	—	—
Multimanager Aggressive Equity Portfolio	55,294	4,194,645	58,895	(74,076)	(309)	(454,575)	3,724,580	—	—
Fixed Income
1290 Diversified Bond Fund	1,635,407	13,389,702	486,501	(234,575)	(71)	(133,095)	13,508,462	31,335	—
1290 VT High Yield Bond Portfolio	1,651,231	14,837,494	466,133	(259,267)	1	(166,767)	14,877,594	—	—
EQ/Core Bond Index Portfolio	996,673	9,391,279	227,606	(160,499)	(6)	(9,921)	9,448,459	—	—
EQ/Core Plus Bond Portfolio	4,480,861	15,178,349	406,133	(259,267)	(40)	(90,249)	15,234,926	—	—
EQ/Long-Term Bond Portfolio	1,596,966	10,384,476	486,501	(234,575)	(87)	(80,368)	10,555,947	—	—
EQ/PIMCO Ultra Short Bond Portfolio	1,334,570	12,798,744	507,607	(160,499)	(1)	133,117	13,278,968	—	—
EQ/Quality Bond PLUS Portfolio	1,142,379	8,952,185	117,789	(148,152)	(44)	198	8,921,976	—	—

Total		294,622,553	5,466,333	(6,478,416)	67,457	(5,297,973)	288,379,954	31,335	—

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$288,379,954	$—	$—	$288,379,954

Total Assets	$288,379,954	$—	$—	$288,379,954

Total Liabilities	$—	$—	$—	$—

Total	$288,379,954	$—	$—	$288,379,954

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$93,578,619
Aggregate gross unrealized depreciation	(8,839,208)

Net unrealized appreciation	$84,739,411

Federal income tax cost of investments in securities and derivative instruments, if applicable	$203,640,543

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (80.5%)
EQ/American Century Mid Cap Value Portfolio‡	233,895	$5,194,804
EQ/Emerging Markets Equity PLUS Portfolio‡	1,371,892	16,558,734
EQ/Equity 500 Index Portfolio‡	1,090,344	100,475,222
EQ/International Equity Index Portfolio‡	2,616,471	36,447,444
EQ/Janus Enterprise Portfolio*‡	217,536	4,596,546
EQ/MFS International Growth Portfolio‡	2,361,551	18,561,791
EQ/Small Company Index Portfolio‡	2,299,904	28,748,796
EQ/Value Equity Portfolio‡	339,017	7,956,735
Multimanager Aggressive Equity Portfolio‡	48,454	3,263,892

Total Equity		221,803,964

Fixed Income (19.5%)
1290 Diversified Bond Fund‡	894,440	7,388,071
1290 VT High Yield Bond Portfolio‡	947,236	8,534,600
EQ/Core Bond Index Portfolio‡	804,129	7,623,143
EQ/Core Plus Bond Portfolio‡	2,910,994	9,897,378
EQ/Long-Term Bond Portfolio‡	1,092,588	7,222,008
EQ/PIMCO Ultra Short Bond Portfolio‡	763,125	7,593,090
EQ/Quality Bond PLUS Portfolio‡	713,949	5,575,939

Total Fixed Income		53,834,229

Total Investments in Securities (100.0%) (Cost $188,170,698)		275,638,193
Other Assets Less Liabilities (0.0%)†		(99,506)

Net Assets (100%)		$275,538,687

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following:1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	233,895	5,064,262	84,291	(80,684)	30	126,905	5,194,804	—	—
EQ/Emerging Markets Equity PLUS Portfolio	1,371,892	16,473,423	196,678	(648,262)	30,569	506,326	16,558,734	—	—
EQ/Equity 500 Index Portfolio	1,090,344	105,864,008	1,376,743	(2,117,832)	(20,200)	(4,627,497)	100,475,222	—	—
EQ/International Equity Index Portfolio	2,616,471	36,338,847	468,280	(448,242)	(270)	88,829	36,447,444	—	—
EQ/Janus Enterprise Portfolio*	217,536	4,889,287	84,291	(80,684)	(16)	(296,332)	4,596,546	—	—
EQ/MFS International Growth Portfolio	2,361,551	19,293,336	271,602	(259,981)	(5)	(743,161)	18,561,791	—	—
EQ/Small Company Index Portfolio	2,299,904	28,467,637	355,893	(340,664)	64	265,866	28,748,796	—	—
EQ/Value Equity Portfolio	339,017	8,131,523	121,752	(116,543)	22	(180,019)	7,956,735	—	—
Multimanager Aggressive Equity Portfolio	48,454	3,659,893	56,194	(53,789)	—	(398,406)	3,263,892	—	—
Fixed Income
1290 Diversified Bond Fund	894,440	7,297,604	263,021	(98,613)	(31)	(73,910)	7,388,071	17,154	—
1290 VT High Yield Bond Portfolio	947,236	8,475,865	262,387	(107,578)	(83)	(95,991)	8,534,600	—	—
EQ/Core Bond Index Portfolio	804,129	7,627,146	103,021	(98,613)	(37)	(8,374)	7,623,143	—	—
EQ/Core Plus Bond Portfolio	2,910,994	9,302,663	790,484	(134,473)	110	(61,406)	9,897,378	—	—
EQ/Long-Term Bond Portfolio	1,092,588	7,222,967	171,753	(116,543)	291	(56,460)	7,222,008	—	—
EQ/PIMCO Ultra Short Bond Portfolio	763,125	7,263,967	324,926	(71,719)	(8)	75,924	7,593,090	—	—
EQ/Quality Bond PLUS Portfolio	713,949	5,573,041	74,926	(71,719)	13	(322)	5,575,939	—	—

Total		280,945,469	5,006,242	(4,845,939)	10,449	(5,478,028)	275,638,193	17,154	—

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$275,638,193	$—	$—	$275,638,193

Total Assets	$275,638,193	$—	$—	$275,638,193

Total Liabilities	$—	$—	$—	$—

Total	$275,638,193	$—	$—	$275,638,193

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$92,046,041
Aggregate gross unrealized depreciation	(4,695,412)

Net unrealized appreciation	$87,350,629

Federal income tax cost of investments in securities and derivative instruments, if applicable	$188,287,564

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (90.8%)
EQ/American Century Mid Cap Value Portfolio‡	104,454	$2,319,925
EQ/Emerging Markets Equity PLUS Portfolio‡	857,784	10,353,458
EQ/Equity 500 Index Portfolio‡	718,351	66,196,060
EQ/International Equity Index Portfolio‡	1,732,384	24,132,114
EQ/Janus Enterprise Portfolio*‡	89,815	1,897,782
EQ/MFS International Growth Portfolio‡	1,798,585	14,136,876
EQ/Small Company Index Portfolio‡	1,622,887	20,286,084
EQ/Value Equity Portfolio‡	288,766	6,777,328
Multimanager Aggressive Equity Portfolio‡	44,206	2,977,730

Total Equity		149,077,357

Fixed Income (9.3%)
1290 Diversified Bond Fund‡	206,111	1,702,475
1290 VT High Yield Bond Portfolio‡	369,521	3,329,387
EQ/Core Bond Index Portfolio‡	170,534	1,616,663
EQ/Core Plus Bond Portfolio‡	812,625	2,762,924
EQ/Long-Term Bond Portfolio‡	372,671	2,463,353
EQ/PIMCO Ultra Short Bond Portfolio‡	173,870	1,730,003
EQ/Quality Bond PLUS Portfolio‡	205,142	1,602,155

Total Fixed Income		15,206,960

Total Investments in Securities (100.1%) (Cost $129,374,189)		164,284,317
Other Assets Less Liabilities (-0.1%)		(111,637)

Net Assets (100%)		$164,172,680

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following:1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	104,454	2,153,787	133,894	(20,255)	1	52,498	2,319,925	—	—
EQ/Emerging Markets Equity PLUS Portfolio	857,784	9,870,499	342,174	(171,764)	1,593	310,956	10,353,458	—	—
EQ/Equity 500 Index Portfolio	718,351	67,481,351	2,410,147	(664,599)	(207)	(3,030,632)	66,196,060	—	—
EQ/International Equity Index Portfolio	1,732,384	23,495,272	833,121	(246,034)	1,292	48,463	24,132,114	—	—
EQ/Janus Enterprise Portfolio*	89,815	1,904,301	133,895	(20,255)	(1)	(120,158)	1,897,782	—	—
EQ/MFS International Growth Portfolio	1,798,585	14,270,204	505,824	(76,521)	—	(562,631)	14,136,876	—	—
EQ/Small Company Index Portfolio	1,622,887	19,573,538	639,717	(96,776)	(28)	169,633	20,286,084	—	—
EQ/Value Equity Portfolio	288,766	6,691,794	282,667	(42,762)	(3)	(154,368)	6,777,328	—	—
Multimanager Aggressive Equity Portfolio	44,206	3,246,462	104,141	(15,754)	1	(357,120)	2,977,730	—	—
Fixed Income
1290 Diversified Bond Fund	206,111	1,668,777	59,464	(9,002)	—	(16,764)	1,702,475	3,928	—
1290 VT High Yield Bond Portfolio	369,521	3,175,495	209,017	(18,005)	—	(37,120)	3,329,387	—	—
EQ/Core Bond Index Portfolio	170,534	1,508,032	119,508	(9,002)	—	(1,875)	1,616,663	—	—
EQ/Core Plus Bond Portfolio	812,625	2,531,522	264,139	(15,754)	1	(16,984)	2,762,924	—	—
EQ/Long-Term Bond Portfolio	372,671	2,299,236	199,141	(15,754)	—	(19,270)	2,463,353	—	—
EQ/PIMCO Ultra Short Bond Portfolio	173,870	1,587,568	134,509	(9,002)	—	16,928	1,730,003	—	—
EQ/Quality Bond PLUS Portfolio	205,142	1,491,869	119,508	(9,002)	1	(221)	1,602,155	—	—

Total		162,949,707	6,490,866	(1,440,241)	2,650	(3,718,665)	164,284,317	3,928	—

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$164,284,317	$—	$—	$164,284,317

Total Assets	$164,284,317	$—	$—	$164,284,317

Total Liabilities	$—	$—	$—	$—

Total	$164,284,317	$—	$—	$164,284,317

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,713,476
Aggregate gross unrealized depreciation	(900,513)

Net unrealized appreciation	$34,812,963

Federal income tax cost of investments in securities and derivative instruments, if applicable	$129,471,354

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (63.9%)
iShares Core MSCI EAFE ETF	410,170	$37,132,690
iShares Core S&P 500 ETF	59,238	38,694,854
iShares Core S&P Mid-Cap ETF	195,150	13,178,479
iShares Core S&P Small-Cap ETF	20,750	2,579,432
iShares MSCI EAFE ETF	106,760	10,369,599
iShares Russell 2000 ETF(x)	10,825	2,684,600
Vanguard Large-Cap ETF	42,960	12,838,596
Vanguard S&P 500 ETF	65,170	38,942,334

Total Equity		156,420,584

Fixed Income (35.8%)
Vanguard Intermediate-Term Corporate Bond ETF(x)	1,059,657	87,686,617

Total Exchange Traded Funds (99.7%) (Cost $205,324,703)		244,107,201

SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	835,728	835,812

Total Short-Term Investments (0.3%) (Cost $836,012)		835,812

Total Investments in Securities (100.0%) (Cost $206,160,715)		244,943,013
Other Assets Less Liabilities (0.0%)†		(97,151)

Net Assets (100%)		$244,845,862

†	Percent shown is less than 0.05%.

(x)

All or a portion of security is on loan at March 31, 2026, the Portfolio had loaned securities with a total value of $67,556,698. This was collateralized by $68,560,045 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.250%, maturing 4/15/26 – 11/15/55.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$244,107,201	$—	$—	$244,107,201
Short-Term Investments
Investment Companies	835,812	—	—	835,812

Total Assets	$244,943,013	$—	$—	$244,943,013

Total Liabilities	$—	$—	$—	$—

Total	$244,943,013	$—	$—	$244,943,013

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,780,697
Aggregate gross unrealized depreciation	(764,811)

Net unrealized appreciation	$38,015,886

Federal income tax cost of investments in securities and derivative instruments, if applicable	$206,927,127

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (27.3%)
iMGP DBi Managed Futures Strategy ETF	57,020	$1,719,153
NYLI Merger Arbitrage ETF*	40,100	1,457,635

Total Alternatives		3,176,788

Commodity (17.5%)
Invesco DB Agriculture Fund	18,790	513,343
Invesco DB Energy Fund	18,870	556,099
Invesco DB Precious Metals Fund	8,810	969,452

Total Commodity		2,038,894

Equity (27.6%)
iShares Core U.S. REIT ETF	13,850	819,782
JPMorgan Equity Premium Income ETF(x)	17,950	1,017,406
JPMorgan Nasdaq Equity Premium Income ETF(x)	9,970	553,534
Vanguard Global ex-U.S. Real Estate ETF	18,500	822,325

Total Equity		3,213,047

Fixed Income (27.1%)
iShares Convertible Bond ETF(x)	17,990	1,831,202
Vanguard Short-Term Inflation-Protected Securities ETF	26,600	1,328,670

Total Fixed Income		3,159,872

Total Exchange Traded Funds (99.5%) (Cost $10,150,360)		11,588,601

SHORT-TERM INVESTMENTS:
Investment Companies (17.0%)
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	1,976,439	$1,976,439

Total Short-Term Investments (17.0%) (Cost $1,976,439)		1,976,439

Total Investments in Securities (116.5%) (Cost $12,126,799)		13,565,040
Other Assets Less Liabilities (-16.5%)		(1,916,288)

Net Assets (100%)		$11,648,752

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)	At March 31, 2026, the Portfolio had loaned securities with a total value of $1,988,186. This was collateralized by cash of $1,976,439 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$11,588,601	$—	$—	$11,588,601
Short-Term Investments
Investment Companies	1,976,439	—	—	1,976,439

Total Assets	$13,565,040	$—	$—	$13,565,040

Total Liabilities	$—	$—	$—	$—

Total	$13,565,040	$—	$—	$13,565,040

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,364,123
Aggregate gross unrealized depreciation	(176,464)

Net unrealized appreciation	$1,187,659

Federal income tax cost of investments in securities and derivative instruments, if applicable	$12,377,381

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (0.0%)†
Specialty Retail (0.0%)†
Wayfair, Inc., Class A*	120	$9,025

Total Consumer Discretionary		9,025

Utilities (0.0%)†
Multi-Utilities (0.0%)†
Dominion Energy, Inc.	2	124

Total Utilities		124

Total Common Stocks (0.0%)† (Cost $8,844)		9,149

CONVERTIBLE PREFERRED STOCKS:
Consumer Discretionary (0.1%)
Household Durables (0.1%)
Whirlpool Corp.
8.500%*	1,800	73,710

Total Consumer Discretionary		73,710

Financials (3.8%)
Banks (2.3%)
Bank of America Corp.
7.250%(y)	520	619,611
Wells Fargo & Co.
7.500%(y)	645	744,975

		1,364,586

Capital Markets (0.9%)
Ares Management Corp.
6.750%	5,167	186,942
KKR & Co., Inc.
6.250%	8,200	329,804

		516,746

Financial Services (0.6%)
Apollo Global Management, Inc.
6.750%	4,960	289,962
Shift4 Payments, Inc.
6.000%	1,575	84,483

		374,445

Total Financials		2,255,777

Health Care (0.4%)
Health Care Providers & Services (0.2%)
BrightSpring Health Services, Inc.
6.750%	1,000	142,040

Life Sciences Tools & Services (0.2%)
Bruker Corp.
6.375%	390	110,077

Total Health Care		252,117

Industrials (2.5%)
Aerospace & Defense (2.3%)
Boeing Co. (The)
6.000%	20,050	1,300,844
VSE Corp.
5.750%*	1,600	80,480

		1,381,324

Trading Companies & Distributors (0.2%)
QXO, Inc.
5.500%	2,100	115,479

Total Industrials		1,496,803

Information Technology (2.9%)
Electronic Equipment, Instruments & Components (0.2%)
Novanta, Inc.
6.500%	1,850	99,234

Semiconductors & Semiconductor Equipment (0.5%)
Microchip Technology, Inc.
7.500%	5,200	296,244

Software (1.6%)
Oracle Corp.
6.500%*	18,600	837,186
Strategy, Inc.
8.000%(y)*	2,000	141,400

		978,586

Technology Hardware, Storage & Peripherals (0.6%)
Hewlett Packard Enterprise Co.
7.625%	5,500	354,805

Total Information Technology		1,728,869

Materials (1.0%)
Chemicals (1.0%)
Albemarle Corp.
7.250%	8,000	574,800

Total Materials		574,800

Utilities (2.9%)
Electric Utilities (2.9%)
NextEra Energy, Inc.
7.299%*	19,100	1,010,038
PG&E Corp.
6.000%	5,000	214,950
PPL Corp.
7.000%*	3,300	169,257
Southern Co. (The)
7.125%	7,000	359,800

Total Utilities		1,754,045

Total Convertible Preferred Stocks (13.6%) (Cost $8,185,459)		8,136,121

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (85.9%)
Communication Services (3.1%)
Diversified Telecommunication Services (0.8%)
AST SpaceMobile, Inc.
2.375%, 10/15/32§	$57,000	83,933
2.000%, 1/15/36§	188,000	198,340
2.250%, 4/15/36§	205,000	197,210

		479,483

Entertainment (1.4%)
Liberty Media Corp.-Liberty Formula One
2.250%, 8/15/27	78,000	89,973
Live Nation Entertainment, Inc.
3.125%, 1/15/29	173,000	262,787
2.875%, 1/15/30	204,000	219,810
2.875%, 10/15/31§	247,000	250,660

		823,230

Interactive Media & Services (0.5%)
Snap, Inc.
0.125%, 3/1/28	75,000	68,265
0.500%, 5/1/30	125,000	100,250
Trump Media & Technology Group Corp.
(Zero Coupon), 5/29/28§	150,000	138,844

		307,359

Media (0.4%)
Liberty Broadband Corp.
3.125%, 3/31/53§	175,000	174,300

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Sirius XM Holdings, Inc.
3.750%, 3/15/28	$75,000	$77,844

		252,144

Total Communication Services		1,862,216

Consumer Discretionary (11.3%)
Automobile Components (0.2%)
LCI Industries
3.000%, 3/1/30	92,000	110,538

Automobiles (1.9%)
Li Auto, Inc.
0.250%, 5/1/28	155,000	154,458
Lucid Group, Inc.
5.000%, 4/1/30§	175,000	93,100
7.000%, 11/1/31§	150,000	104,812
NIO, Inc.
3.875%, 10/15/29	70,000	71,379
4.625%, 10/15/30	95,000	93,931
Rivian Automotive, Inc.
4.625%, 3/15/29	275,000	294,250
3.625%, 10/15/30	270,000	258,579
Winnebago Industries, Inc.
3.250%, 1/15/30	60,000	54,120

		1,124,629

Broadline Retail (3.9%)
Alibaba Group Holding Ltd.
0.500%, 6/1/31	865,000	1,199,755
Etsy, Inc.
0.125%, 10/1/26	125,000	121,912
0.125%, 9/1/27	60,000	55,830
0.250%, 6/15/28	205,000	183,045
1.000%, 6/15/30§	175,000	168,875
JD.com, Inc.
0.250%, 6/1/29	310,000	308,295
Liberty Interactive LLC
4.000%, 11/15/29	50,000	2,000
3.750%, 2/15/30	60,000	1,800
Match Group Financeco 2, Inc.
0.875%, 6/15/26§	80,000	79,160
Match Group Financeco 3, Inc.
2.000%, 1/15/30§	95,000	84,503
Sea Ltd.
0.250%, 9/15/26	170,000	166,175

		2,371,350

Diversified Consumer Services (0.7%)
Liberty Live Holdings, Inc.
2.375%, 9/30/53§	195,000	299,926
Stride, Inc.
1.125%, 9/1/27	65,000	111,735

		411,661

Hotels, Restaurants & Leisure (2.7%)
Cheesecake Factory, Inc. (The)
2.000%, 3/15/30	87,000	88,436
DoorDash, Inc.
(Zero Coupon), 5/15/30§	456,000	415,416
DraftKings Holdings, Inc.
(Zero Coupon), 3/15/28	200,000	180,000
MakeMyTrip Ltd.
(Zero Coupon), 7/1/30§	225,000	189,450
Marriott Vacations Worldwide Corp.
3.250%, 12/15/27	180,000	172,800
NCL Corp. Ltd.
0.875%, 4/15/30§	100,000	103,778
0.750%, 9/15/30§	180,000	166,991
Trip.com Group Ltd.
0.750%, 6/15/29	268,000	277,316

		1,594,187

Household Durables (0.2%)
Meritage Homes Corp.
1.750%, 5/15/28	130,000	125,190

Leisure Products (0.1%)
Peloton Interactive, Inc.
5.500%, 12/1/29	60,000	80,100

Specialty Retail (1.6%)
GameStop Corp.
(Zero Coupon), 4/1/30§	270,000	277,830
(Zero Coupon), 6/15/32§	445,000	459,017
Wayfair, Inc.
3.250%, 9/15/27	32,000	43,156
3.500%, 11/15/28	120,000	209,220

		989,223

Total Consumer Discretionary		6,806,878

Consumer Staples (0.5%)
Food Products (0.4%)
Freshpet, Inc.
3.000%, 4/1/28	70,000	80,388
Post Holdings, Inc.
2.500%, 8/15/27	119,000	128,818

		209,206

Household Products (0.1%)
Spectrum Brands, Inc.
3.375%, 6/1/29	64,000	63,795

Total Consumer Staples		273,001

Energy (2.2%)
Energy Equipment & Services (0.7%)
Liberty Energy, Inc.
(Zero Coupon), 3/1/31§	132,000	144,408
(Zero Coupon), 3/1/32§	86,000	87,288
Solaris Energy Infrastructure, Inc.
0.250%, 10/1/31	125,000	156,094

		387,790

Oil, Gas & Consumable Fuels (1.5%)
Centrus Energy Corp.
2.250%, 11/1/30	83,000	168,324
(Zero Coupon), 8/15/32§	130,000	137,670
Crescent Energy Co.
2.750%, 3/15/31§	119,000	136,612
Energy Fuels, Inc.
0.750%, 11/1/31§	113,000	132,040
Golar LNG Ltd.
2.750%, 12/15/30§	100,000	118,850
Kosmos Energy Ltd.
3.125%, 3/15/30	80,000	62,363
Northern Oil & Gas, Inc.
3.625%, 4/15/29	93,000	101,983
World Kinect Corp.
3.250%, 7/1/28	50,000	52,425

		910,267

Total Energy		1,298,057

Financials (5.3%)
Banks (0.4%)
Barclays Bank plc
Series MSFT
1.000%, 2/16/29	125,000	125,258

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
BofA Finance LLC
0.600%, 5/25/27	$100,000	$119,600

		244,858

Capital Markets (2.3%)
Coinbase Global, Inc.
0.500%, 6/1/26	245,000	242,991
(Zero Coupon), 10/1/29§	229,000	200,489
0.250%, 4/1/30	247,000	228,846
(Zero Coupon), 10/1/32§	252,000	201,726
Galaxy Digital Holdings LP
0.500%, 5/1/31§	190,000	134,750
HAT Holdings I LLC
3.750%, 8/15/28§	61,000	86,651
JPMorgan Chase Financial Co. LLC
0.500%, 6/15/27	40,000	44,220
Twenty One Capital, Inc.
1.000%, 12/1/30§	80,000	66,648
WisdomTree, Inc.
4.625%, 8/15/30§	70,000	76,090
4.500%, 10/1/31§	90,000	92,907

		1,375,318

Consumer Finance (0.9%)
SoFi Technologies, Inc.
(Zero Coupon), 10/15/26§	98,000	100,352
1.250%, 3/15/29§	142,000	258,071
Upstart Holdings, Inc.
2.000%, 10/1/29	70,000	68,222
1.000%, 11/15/30	104,000	73,567
(Zero Coupon), 2/15/32§	110,000	70,439

		570,651

Financial Services (1.4%)
Affirm Holdings, Inc.
0.750%, 12/15/29(x)	133,000	124,460
Block, Inc.
0.250%, 11/1/27	140,000	130,830
Euronet Worldwide, Inc.
0.625%, 10/1/30§	145,000	126,150
Global Payments, Inc.
1.500%, 3/1/31	363,000	319,822
Shift4 Payments, Inc.
0.500%, 8/1/27	129,000	120,937

		822,199

Insurance (0.1%)
Oscar Health, Inc.
2.250%, 9/1/30§	80,000	72,152

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
PennyMac Corp. (REIT)
8.500%, 6/1/29	50,000	51,904
Starwood Property Trust, Inc. (REIT)
6.750%, 7/15/27	50,000	50,825

		102,729

Total Financials		3,187,907

Health Care (9.4%)
Biotechnology (4.0%)
Alnylam Pharmaceuticals, Inc.
1.000%, 9/15/27	167,000	214,011
(Zero Coupon), 9/15/28§	107,000	99,110
Arrowhead Pharmaceuticals, Inc.
(Zero Coupon), 1/15/32	106,000	109,668
Ascendis Pharma A/S
2.250%, 4/1/28	117,000	171,639
BioMarin Pharmaceutical, Inc.
1.250%, 5/15/27	105,000	101,125
Bridgebio Pharma, Inc.
2.500%, 3/15/27	135,000	242,730
2.250%, 2/1/29	100,000	111,812
1.750%, 3/1/31	89,000	150,811
0.750%, 2/1/33§	100,000	99,070
CRISPR Therapeutics AG
1.731%, 3/1/31§	104,000	101,660
Cytokinetics, Inc.
1.750%, 10/1/31§	133,000	169,492
Halozyme Therapeutics, Inc.
1.000%, 8/15/28	83,000	106,198
(Zero Coupon), 2/15/31§	125,000	121,813
0.875%, 11/15/32§	125,000	123,312
Immunocore Holdings plc
2.500%, 2/1/30	70,000	62,781
Ionis Pharmaceuticals, Inc.
1.750%, 6/15/28	100,000	150,625
(Zero Coupon), 12/1/30§	136,000	141,695
Sarepta Therapeutics, Inc.
4.875%, 9/1/30§	150,000	125,063

		2,402,615

Health Care Equipment & Supplies (2.3%)
Alphatec Holdings, Inc.
0.750%, 3/15/30	62,000	63,469
CONMED Corp.
2.250%, 6/15/27	115,000	111,320
Dexcom, Inc.
0.375%, 5/15/28	215,000	198,015
Enovis Corp.
3.875%, 10/15/28	101,000	97,314
Envista Holdings Corp.
1.750%, 8/15/28	70,000	69,431
Haemonetics Corp.
2.500%, 6/1/29	138,000	131,348
Integer Holdings Corp.
1.875%, 3/15/30	183,000	174,491
IRhythm Holdings, Inc.
1.500%, 9/1/29	109,000	118,919
Lantheus Holdings, Inc.
2.625%, 12/15/27	105,000	125,895
Merit Medical Systems, Inc.
3.000%, 2/1/29§	135,000	144,315
TransMedics Group, Inc.
1.500%, 6/1/28	89,000	115,050

		1,349,567

Health Care Providers & Services (0.7%)
Guardant Health, Inc.
(Zero Coupon), 11/15/27	85,000	87,358
1.250%, 2/15/31	100,000	167,783
(Zero Coupon), 5/15/33§	62,000	65,834
Hims & Hers Health, Inc.
(Zero Coupon), 5/15/30§	156,000	116,331

		437,306

Health Care Technology (0.4%)
Evolent Health, Inc.
3.500%, 12/1/29	90,000	47,419
Teladoc Health, Inc.
1.250%, 6/1/27(x)	200,000	190,800

		238,219

Life Sciences Tools & Services (0.4%)
Repligen Corp.
1.000%, 12/15/28	88,000	85,536
Tempus AI, Inc.
0.750%, 7/15/30§	136,000	129,472

		215,008

Pharmaceuticals (1.6%)
Indivior Pharmaceuticals, Inc.
0.625%, 3/15/31§	80,000	81,400

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Jazz Investments I Ltd.
2.000%, 6/15/26	$190,000	$230,470
3.125%, 9/15/30(x)	165,000	233,640
Ligand Pharmaceuticals, Inc.
0.750%, 10/1/30§	80,000	96,760
Zoetis, Inc.
0.250%, 6/15/29§	336,000	333,480

		975,750

Total Health Care		5,618,465

Industrials (5.7%)
Aerospace & Defense (0.7%)
AeroVironment, Inc.
(Zero Coupon), 7/15/30	125,000	122,312
BWX Technologies, Inc.
(Zero Coupon), 11/1/30§	210,000	217,560
Voyager Technologies, Inc.
0.750%, 11/15/30§	83,000	85,822

		425,694

Commercial Services & Supplies (0.2%)
Tetra Tech, Inc.
2.250%, 8/15/28(x)	100,000	104,540

Construction & Engineering (0.6%)
Fluor Corp.
1.125%, 8/15/29	110,000	135,465
Granite Construction, Inc.
3.750%, 5/15/28	40,000	104,900
3.250%, 6/15/30	85,000	139,825

		380,190

Electrical Equipment (1.4%)
Array Technologies, Inc.
1.000%, 12/1/28	50,000	45,150
Bloom Energy Corp.
(Zero Coupon), 11/15/30§	460,000	489,808
Enovix Corp.
4.750%, 9/15/30§	60,000	47,310
Eos Energy Enterprises, Inc.
1.750%, 12/1/31§	82,000	48,175
Fluence Energy, Inc.
2.250%, 6/15/30	65,000	65,260
Plug Power, Inc.
6.750%, 12/1/33§	60,000	67,417
Sunrun, Inc.
4.000%, 3/1/30	75,000	89,296

		852,416

Ground Transportation (1.3%)
Hertz Corp. (The)
5.500%, 10/1/30§	60,000	35,907
Lyft, Inc.
0.625%, 3/1/29	96,000	96,949
(Zero Coupon), 9/15/30§	58,000	54,545
Uber Technologies, Inc.
(Zero Coupon), 5/15/28§	204,000	198,900
0.875%, 12/1/28	315,000	378,787

		765,088

Machinery (0.4%)
Greenbrier Cos., Inc. (The)
2.875%, 4/15/28	40,000	46,136
JBT Marel Corp.
0.250%, 5/15/26	50,000	49,725
0.375%, 9/15/30§	146,000	141,474

		237,335

Passenger Airlines (0.3%)
JetBlue Airways Corp.
2.500%, 9/1/29	60,000	57,720
Joby Aviation, Inc.
0.750%, 2/15/32	120,000	102,825

		160,545

Professional Services (0.8%)
CSG Systems International, Inc.
3.875%, 9/15/28	55,000	66,907
Parsons Corp.
2.625%, 3/1/29	125,000	123,000
Planet Labs PBC
0.500%, 10/15/30§	92,000	231,380
Upwork, Inc.
0.250%, 8/15/26	86,000	84,065

		505,352

Total Industrials		3,431,160

Information Technology (35.6%)
Communications Equipment (5.4%)
Lumentum Holdings, Inc.
0.500%, 12/15/26	65,000	459,485
0.500%, 6/15/28	125,000	669,283
1.500%, 12/15/29	120,000	1,213,695
0.375%, 3/15/32§	235,000	904,639

		3,247,102

Electronic Equipment, Instruments & Components (1.7%)
Advanced Energy Industries, Inc.
2.500%, 9/15/28	100,000	240,380
Avnet, Inc.
1.750%, 9/1/30§	107,000	115,988
Itron, Inc.
1.375%, 7/15/30	154,000	154,770
(Zero Coupon), 3/15/32§	106,000	100,488
Mirion Technologies, Inc.
0.250%, 6/1/30§	70,000	75,915
(Zero Coupon), 10/1/31§	62,000	58,745
OSI Systems, Inc.
2.250%, 8/1/29	56,000	85,764
0.500%, 2/1/31§	83,000	84,701
Vishay Intertechnology, Inc.
2.250%, 9/15/30	125,000	119,938

		1,036,689

IT Services (5.5%)
Akamai Technologies, Inc.
0.375%, 9/1/27	148,000	171,458
1.125%, 2/15/29	225,000	257,130
0.250%, 5/15/33§	334,000	462,590
Applied Digital Corp.
2.750%, 6/1/30	70,000	185,640
Cloudflare, Inc.
(Zero Coupon), 8/15/26	250,000	292,640
(Zero Coupon), 6/15/30§	305,000	345,795
CoreWeave, Inc.
1.750%, 12/1/31§	428,000	428,471
DigitalOcean Holdings, Inc.
(Zero Coupon), 12/1/26	69,000	67,206
(Zero Coupon), 8/15/30§	110,000	251,845
GDS Holdings Ltd.
2.250%, 6/1/32§	100,000	143,600
Okta, Inc.
0.375%, 6/15/26	60,000	59,400
Snowflake, Inc.
(Zero Coupon), 10/1/27	212,000	250,372
(Zero Coupon), 10/1/29	181,000	221,471
Wix.com Ltd.
(Zero Coupon), 9/15/30§	196,000	162,190

		3,299,808

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Semiconductors & Semiconductor Equipment (3.3%)
Camtek Ltd.
(Zero Coupon), 9/15/30§	$73,000	$113,989
Enphase Energy, Inc.
(Zero Coupon), 3/1/28	135,000	120,150
Microchip Technology, Inc.
(Zero Coupon), 2/15/30§	137,000	133,644
0.750%, 6/1/30	230,000	227,286
MKS, Inc.
1.250%, 6/1/30	263,000	434,476
Nova Ltd.
(Zero Coupon), 9/15/30§	134,000	206,217
ON Semiconductor Corp.
(Zero Coupon), 5/1/27	130,000	167,635
0.500%, 3/1/29	330,000	322,575
Semtech Corp.
(Zero Coupon), 10/15/30(x)§	62,000	69,192
Synaptics, Inc.
0.750%, 12/1/31	53,000	54,749
Ultra Clean Holdings, Inc.
(Zero Coupon), 3/15/31§	105,000	111,090

		1,961,003

Software (14.8%)
Alarm.com Holdings, Inc.
2.250%, 6/1/29	80,000	73,650
Bentley Systems, Inc.
0.375%, 7/1/27	100,000	94,850
BILL Holdings, Inc.
(Zero Coupon), 4/1/30	237,000	210,456
Bitdeer Technologies Group
4.875%, 7/1/31§	100,000	87,070
4.000%, 11/15/31§	50,000	41,125
5.000%, 3/1/32§	50,000	55,063
Bitfarms Ltd.
1.375%, 1/15/31§	94,000	60,630
BlackLine, Inc.
1.000%, 6/1/29	109,000	102,297
Box, Inc.
1.500%, 9/15/29	85,000	77,902
Check Point Software Technologies Ltd.
(Zero Coupon), 12/15/30§	340,000	316,200
Cipher Digital, Inc.
(Zero Coupon), 10/1/31§	221,000	246,345
Cleanspark, Inc.
(Zero Coupon), 6/15/30	100,000	96,300
(Zero Coupon), 2/15/32§	210,000	140,910
Commvault Systems, Inc.
(Zero Coupon), 9/15/30§	160,000	129,360
Core Scientific, Inc.
3.000%, 9/1/29§	80,000	128,000
(Zero Coupon), 6/15/31§	123,000	134,378
CyberArk Software Ltd.
(Zero Coupon), 6/15/30§	278,000	285,450
Datadog, Inc.
(Zero Coupon), 12/1/29	193,000	186,534
Dropbox, Inc.
(Zero Coupon), 3/1/28	100,000	94,800
Five9, Inc.
1.000%, 3/15/29	125,000	108,437
Guidewire Software, Inc.
1.250%, 11/1/29	104,000	103,545
InterDigital, Inc.
3.500%, 6/1/27	81,000	316,102
IREN Ltd.
(Zero Coupon), 7/1/31§	163,000	118,713
0.250%, 6/1/32§	190,000	165,775
Series 33
1.000%, 6/1/33§	190,000	166,915
MARA Holdings, Inc.
(Zero Coupon), 3/1/30	180,000	158,760
(Zero Coupon), 6/1/31	160,000	146,640
(Zero Coupon), 8/1/32§	152,000	107,084
Nebius Group NV
2.000%, 6/5/29§	80,000	172,160
1.000%, 9/15/30§	260,000	279,175
1.250%, 3/15/31§	400,000	384,280
3.000%, 6/5/31§	80,000	172,902
2.750%, 9/15/32§	260,000	271,440
2.625%, 3/15/33§	350,000	326,235
Nutanix, Inc.
0.250%, 10/1/27	110,000	112,024
0.500%, 12/15/29	94,000	84,742
PagerDuty, Inc.
1.500%, 10/15/28	90,000	81,090
Progress Software Corp.
3.500%, 3/1/30	75,000	66,630
Rapid7, Inc.
0.250%, 3/15/27	105,000	98,595
Riot Platforms, Inc.
0.750%, 1/15/30	100,000	114,750
Rubrik, Inc.
(Zero Coupon), 6/15/30§	205,000	176,403
Strategy, Inc.
0.625%, 9/15/28	130,000	142,415
(Zero Coupon), 12/1/29	500,000	414,750
(Zero Coupon), 3/1/30	310,000	270,566
0.625%, 3/15/30	183,000	210,020
0.875%, 3/15/31	133,000	127,613
2.250%, 6/15/32	135,000	137,633
Terawulf, Inc.
2.750%, 2/1/30§	100,000	194,100
1.000%, 9/1/31§	150,000	207,600
(Zero Coupon), 5/1/32§	164,000	169,398
Unity Software, Inc.
(Zero Coupon), 11/15/26	104,000	100,880
(Zero Coupon), 3/15/30	123,000	122,459
Varonis Systems, Inc.
1.000%, 9/15/29	80,000	69,690
Workiva, Inc.
1.250%, 8/15/28	144,000	134,640
Zscaler, Inc.
(Zero Coupon), 7/15/28§	301,000	273,427

		8,868,908

Technology Hardware, Storage & Peripherals (4.9%)
Seagate HDD Cayman
3.500%, 6/1/28	70,000	332,304
Super Micro Computer, Inc.
2.250%, 7/15/28	100,000	86,665
3.500%, 3/1/29	325,000	259,141
(Zero Coupon), 6/15/30§	390,000	285,630
Western Digital Corp.
3.000%, 11/15/28	270,000	1,932,714
Xerox Holdings Corp.
3.750%, 3/15/30	75,000	19,995

		2,916,449

Total Information Technology		21,329,959

Materials (1.0%)
Metals & Mining (1.0%)
B2Gold Corp.
2.750%, 2/1/30§	87,000	140,374
Endeavour Silver Corp.
0.250%, 1/15/31§	61,000	65,807

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
First Majestic Silver Corp.
0.125%, 1/15/31§	$54,000	$68,661
MP Materials Corp.
3.000%, 3/1/30§	144,000	342,720

Total Materials		617,562

Real Estate (3.3%)
Diversified REITs (0.3%)
Digital Realty Trust LP (REIT)
1.875%, 11/15/29§	191,000	202,198

Health Care REITs (1.5%)
Ventas Realty LP (REIT)
3.750%, 6/1/26	150,000	223,035
Welltower OP LLC (REIT)
2.750%, 5/15/28§	170,000	352,580
3.125%, 7/15/29§	191,000	302,315

		877,930

Hotel & Resort REITs (0.2%)
Pebblebrook Hotel Trust (REIT)
1.750%, 12/15/26	50,000	48,701
1.625%, 1/15/30§	60,000	61,500

		110,201

Industrial REITs (0.3%)
Rexford Industrial Realty LP (REIT)
4.375%, 3/15/27§	113,000	112,379
4.125%, 3/15/29§	63,000	61,771

		174,150

Office REITs (0.3%)
Boston Properties LP (REIT)
2.000%, 10/1/30§	175,000	158,813

Real Estate Management & Development (0.3%)
Compass, Inc.
0.250%, 4/15/31§	160,000	133,920
Redfin Corp.
0.500%, 4/1/27	80,000	76,320

		210,240

Retail REITs (0.4%)
Federal Realty OP LP (REIT)
3.250%, 1/15/29§	108,000	110,385
Realty Income Corp. (REIT)
3.500%, 1/15/29§	145,000	147,972

		258,357

Total Real Estate		1,991,889

Utilities (8.5%)
Electric Utilities (5.1%)
Alliant Energy Corp.
3.250%, 5/30/28§	79,000	83,698
Duke Energy Corp.
3.000%, 3/15/29§	267,000	268,469
Evergy, Inc.
4.500%, 12/15/27	200,000	269,800
Exelon Corp.
3.250%, 3/15/29§	174,000	179,843
FirstEnergy Corp.
3.625%, 1/15/29§	306,000	346,698
3.875%, 1/15/31§	170,000	196,010
NextEra Energy Capital Holdings, Inc.
3.000%, 3/1/27	190,000	263,625
PG&E Corp.
4.250%, 12/1/27	356,000	368,629
Pinnacle West Capital Corp.
4.750%, 6/15/27	87,000	99,615
PPL Capital Funding, Inc.
2.875%, 3/15/28	145,000	169,868
3.000%, 12/1/30§	196,000	204,624
Southern Co. (The)
4.500%, 6/15/27	215,000	238,820
3.250%, 6/15/28§	223,000	226,880
TXNM Energy, Inc.
5.750%, 6/1/54	101,000	134,393

		3,050,972

Gas Utilities (0.3%)
UGI Corp.
5.000%, 6/1/28	124,000	173,786

Independent Power and Renewable Electricity Producers (0.4%)
Ormat Technologies, Inc.
Series A
1.500%, 3/15/31§	124,000	128,613
XPLR Infrastructure LP
2.500%, 6/15/26§	100,000	99,000

		227,613

Multi-Utilities (2.4%)
CenterPoint Energy, Inc.
4.250%, 8/15/26	175,000	207,288
3.000%, 8/1/28§	150,000	158,422
2.875%, 5/15/29§	153,000	153,168
3.369%, 9/15/29(e)	200,000	78,722
CMS Energy Corp.
3.375%, 5/1/28	113,000	127,690
3.125%, 5/1/31§	184,000	188,784
WEC Energy Group, Inc.
4.375%, 6/1/27	169,000	203,645
3.375%, 6/1/28§	139,000	144,212
4.375%, 6/1/29	135,000	166,995

		1,428,926

Water Utilities (0.3%)
American Water Capital Corp.
3.625%, 6/15/26	200,000	199,560

Total Utilities		5,080,857

Total Convertible Bonds		51,497,951

Total Long-Term Debt Securities (85.9%) (Cost $45,369,792)		51,497,951

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.0%)†
Specialty Retail (0.0%)†
GameStop Corp., expiring 10/30/26*	2,356	9,094

Total Consumer Discretionary		9,094

Information Technology (0.0%)†
Technology Hardware, Storage & Peripherals (0.0%)†
Xerox Holdings Corp.,
expiring 2/14/28*	1,799	163

Total Information Technology		163

Total Warrants (0.0%)† (Cost $—)		9,257

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.0%)
Dreyfus Treasury Obligations Cash Management Fund 3.54% (7 day yield) (xx)	100,000	100,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	473,618	$473,618
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	34,953	34,957

Total Investment Companies		608,575

Total Short-Term Investments (1.0%) (Cost $608,581)		608,575

Total Investments in Securities (100.5%) (Cost $54,172,676)		60,261,053
Other Assets Less Liabilities (-0.5%)		(298,501)

Net Assets (100%)		$59,962,552

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, the market value of these securities amounted to $22,801,226 or 38.0% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2026. Maturity date disclosed is the ultimate maturity date.

(x)	All or a portion of security is on loan at March 31, 2026.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2026.

(xx)	At March 31, 2026, the Portfolio had loaned securities with a total value of $572,937. This was collateralized by cash of $573,618 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$9,025	$—	$—	$9,025
Utilities	124	—	—	124
Convertible Bonds
Communication Services	—	1,862,216	—	1,862,216
Consumer Discretionary	—	6,806,878	—	6,806,878
Consumer Staples	—	273,001	—	273,001
Energy	—	1,298,057	—	1,298,057
Financials	—	3,187,907	—	3,187,907
Health Care	—	5,618,465	—	5,618,465
Industrials	—	3,431,160	—	3,431,160
Information Technology	—	21,329,959	—	21,329,959
Materials	—	617,562	—	617,562
Real Estate	—	1,991,889	—	1,991,889
Utilities	—	5,080,857	—	5,080,857
Convertible Preferred Stocks
Consumer Discretionary	73,710	—	—	73,710
Financials	2,255,777	—	—	2,255,777
Health Care	252,117	—	—	252,117
Industrials	1,496,803	—	—	1,496,803
Information Technology	1,728,869	—	—	1,728,869
Materials	574,800	—	—	574,800
Utilities	1,754,045	—	—	1,754,045
Short-Term Investments
Investment Companies	608,575	—	—	608,575
Warrants
Consumer Discretionary	9,094	—	—	9,094
Information Technology	163	—	—	163

Total Assets	$8,763,102	$51,497,951	$—	$60,261,053

Total Liabilities	$—	$—	$—	$—

Total	$8,763,102	$51,497,951	$—	$60,261,053

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,291,196
Aggregate gross unrealized depreciation	(3,641,518)

Net unrealized appreciation	$5,649,678

Federal income tax cost of investments in securities and derivative instruments, if applicable	$54,611,375

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (16.5%)
AASET Ltd.,
Series 2025-2A A
5.522%, 2/16/50§	$473,178	$472,013
AASET Trust,
Series 2024-1A B
6.900%, 5/16/49§	804,251	815,772
ABFC Trust,
Series 2007-WMC1 A1A
5.043%, 6/25/37(l)	2,195,920	1,555,365
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-ASP5 A2D
4.313%, 10/25/36(l)	2,055,339	620,775
Aligned Data Centers Issuer LLC,
Series 2021-1A B
2.482%, 8/15/46§	1,000,000	989,253
Amortizing Residential Collateral Trust,
Series 2002-BC10 M1
5.293%, 1/25/33(l)	1,983,142	1,781,087
AREIT Ltd.,
Series 2024-CRE9 B
6.210%, 5/17/41(l)§	400,000	400,018
Bain Capital Credit CLO Ltd.,
Series 2023-2A A1R
4.988%, 7/18/38(l)§	1,000,000	1,000,905
Balboa Bay Loan Funding Ltd.,
Series 2025-2A A1
4.981%, 1/20/39(l)§	1,000,000	998,345
Bayswater Park CLO Ltd.,
Series 2023-1A AR
4.878%, 1/20/39(l)§	1,000,000	997,309
Benefit Street Partners CLO 46 Ltd.,
Series 2025-46A A
4.881%, 1/25/39(l)§	500,000	499,015
Benefit Street Partners CLO XXXII Ltd.,
Series 2023-32A AR
4.878%, 10/25/38(l)§	1,000,000	997,895
Blackbird Capital II Aircraft Lease Ltd.,
Series 2021-1A B
3.446%, 7/15/46§	1,240,440	1,183,616
Brsp 2026-Fl3 Ltd.,
Series 2026-FL3 D
6.527%, 8/19/43(l)§	470,000	470,569
BSPRT Issuer Ltd.,
Series 2023-FL10 B
6.938%, 9/15/35(l)§	530,000	530,556
BXMT Ltd.,
Series 2026-FL6 A
5.127%, 8/19/43(l)§	700,000	699,650
Canyon Capital CLO Ltd.,
Series 2014-1A CR
6.678%, 1/30/31(l)§	500,000	492,916
Series 2017-1A DR
6.934%, 7/15/30(l)§	500,000	499,226
Canyon CLO Ltd.,
Series 2020-1A DR2
6.772%, 7/15/34(l)§	500,000	484,070
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-3A DRRR
6.518%, 7/20/34(l)§	1,000,000	971,831
Carlyle US CLO,
Series 2024-4A D
6.868%, 7/20/37(l)§	500,000	493,883
Castlelake Aircraft Structured Trust,
Series 2026-1A A
5.073%, 3/15/51§	250,000	245,397
Cathedral Lake VIII Ltd.,
Series 2021-8A D1
7.349%, 1/20/35(l)§	1,000,000	995,638
CIFC Funding 2025-VII Ltd.,
Series 2025-7A D1
6.302%, 1/22/39(l)§	500,000	492,901
Clover CLO LLC,
Series 2021-3A DR
6.218%, 1/25/35(l)§	500,000	476,548
Crown Point CLO IV Ltd.,
Series 2018-4A C
5.829%, 4/20/31(l)§	500,000	498,891
CyrusOne Data Centers Issuer I LLC,
Series 2024-3A A2
4.650%, 5/20/49§	500,000	476,577
Dryden 41 Senior Loan Fund,
Series 2015-41A DR
6.534%, 4/15/31(l)§	500,000	498,709
Dryden 43 Senior Loan Fund,
Series 2016-43A DR3
7.179%, 4/20/34(l)§	500,000	495,120
FMC GMSR Issuer Trust,
Series 2020-GT1 A
4.450%, 1/25/28(l)§	2,000,000	1,976,162
Fremont Home Loan Trust,
Series 2006-D 1A1
4.073%, 11/25/36(l)	4,080,684	2,256,887
Gilead Aviation LLC,
Series 2025-1A B
6.524%, 3/15/50§	478,286	481,616
Goldentree Loan Management US CLO Ltd.,
Series 2023-17A AR
4.948%, 1/20/39(l)§	500,000	499,984
Goodgreen Trust,
Series 2020-1A A
2.630%, 4/15/55§	217,009	181,636
GoodLeap Home Improvement Solutions Trust,
Series 2025-2A B
5.980%, 6/20/49§	516,260	523,605
GreenSky Home Improvement Issuer Trust,
Series 2025-3A D
5.150%, 12/27/60§	300,000	297,903

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Hilton Grand Vacations Trust,
Series 2025-3EXT B
4.900%, 10/25/44§	$359,894	$359,499
ICG US CLO I Ltd.,
Series 2023-1A AR
5.048%, 7/18/38(l)§	500,000	500,539
JOL Air Ltd.,
Series 2019-1 A
3.967%, 4/15/44§	238,089	237,756
Kennedy Lewis CLO 12 Ltd.,
Series 2023-12A AR
4.998%, 7/20/38(l)§	1,000,000	1,000,879
KREF Ltd.,
Series 2021-FL2 AS
5.093%, 2/15/39(l)§	410,000	408,027
LCM 28 Ltd.,
Series 28A D
6.879%, 10/20/30(l)§	500,000	492,463
MACH 1 Cayman Ltd.,
Series 2019-1 A
3.474%, 10/15/39§	219,434	217,602
Madison Park Funding LXIII Ltd.,
Series 2023-63A A1R
5.070%, 7/21/38(l)§	500,000	500,500
Magnetite XLII Ltd.,
Series 2024-42A D1
6.468%, 1/25/38(l)§	500,000	498,348
Magnetite XXIII Ltd.,
Series 2019-23A AR2
4.637%, 1/25/35(l)§	500,000	498,853
Series 2019-23A DR2
5.897%, 1/25/35(l)§	500,000	471,108
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A2C
4.093%, 7/25/37(l)	4,913,747	932,890
MF1 LLC,
Series 2024-FL14 AS
5.913%, 3/19/39(l)§	530,000	531,294
Series 2026-FL21 B
5.430%, 2/18/41(l)§	690,000	688,707
MF1 Ltd.,
Series 2021-FL7 A
4.874%, 10/16/36(l)§	76,923	76,874
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2024-FL15 A
5.368%, 8/18/41(l)§	530,000	531,374
Mosaic Solar Loan Trust,
Series 2018-1A A
4.010%, 6/22/43§	105,634	99,331
Series 2018-2GS A
4.200%, 2/22/44§	172,842	161,819
Series 2019-2A B
3.280%, 9/20/40§	131,324	117,994
Neighborly Issuer LLC,
Series 2021-1A A2
3.584%, 4/30/51§	3,095,625	2,972,977
Neuberger Berman CLO XVII Ltd.,
Series 2014-17A AR3
5.069%, 7/22/38(l)§	500,000	500,168
NP SPE II LLC,
Series 2017-1A A1
3.372%, 10/21/47§	199,198	193,379
Octagon 53 Ltd.,
Series 2021-1A E
10.434%, 4/15/34(l)§	1,000,000	766,615
Octagon Investment Partners 34 Ltd.,
Series 2017-1A D
6.429%, 1/20/30(l)§	500,000	497,089
Option One Mortgage Loan Trust,
Series 2006-1 M2
4.363%, 1/25/36(l)	3,164,000	2,481,810
Ownit Mortgage Loan Trust,
Series 2006-3 M1
4.288%, 3/25/37(l)	2,311,755	2,382,947
Progress Residential Trust,
Series 2022-SFR5 A
4.451%, 6/17/39§	1,119,895	1,116,553
Series 2024-SFR4 D
3.325%, 7/17/41§	5,000,000	4,675,741
Series 2024-SFR5 C
3.250%, 8/9/29(l)§	2,800,000	2,635,332
Series 2025-SFR3 D
3.390%, 7/17/42§	1,400,000	1,281,205
Series 2025-SFR4 A
4.300%, 8/17/42§	6,250,000	6,129,502
QTS Issuer ABS I LLC,
Series 2025-1A B
5.928%, 5/25/55§	450,000	435,938
Retained Vantage Data Centers Issuer LLC,
Series 2023-1A B
5.750%, 9/15/48§	1,500,000	1,481,119
Rockland Park CLO Ltd.,
Series 2021-1A A1R
4.968%, 7/20/38(l)§	500,000	500,065
SFS Auto Receivables Securitization Trust,
Series 2025-3A A2
4.110%, 3/20/29§	638,577	638,613
SoFi Consumer Loan Program Trust,
Series 2025-2 B
4.970%, 6/25/34§	700,000	701,805
Series 2025-3 C
5.040%, 8/15/34§	200,000	198,474
Sound Point CLO XX Ltd.,
Series 2018-2A C
5.880%, 7/26/31(l)§	500,000	499,628
Sound Point CLO XXIV,
Series 2019-3A DR
7.430%, 10/25/34(l)§	500,000	466,308
Sound Point CLO XXVI Ltd.,
Series 2020-1A DR
7.279%, 7/20/34(l)§	500,000	475,966
Sound Point CLO XXXII Ltd.,
Series 2021-4A D
7.330%, 10/25/34(l)§	500,000	471,787

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Stellantis Financial Underwritten Enhanced Lease Trust,
Series 2025-CA C
4.440%, 8/20/30§	$400,000	$397,012
Storm King Park CLO Ltd.,
Series 2022-1A AR
5.032%, 10/15/37(l)§	1,000,000	1,000,250
Subway Funding LLC,
Series 2024-1A A23
6.505%, 7/30/54§	246,875	247,006
Sunrun Atlas Issuer LLC,
Series 2019-2 A
3.610%, 2/1/55§	396,978	384,207
Switch ABS Issuer LLC,
Series 2024-2A A2
5.436%, 6/25/54§	220,000	219,089
Series 2026-1A A21
5.609%, 3/27/56§	250,000	249,472
THL Credit Wind River CLO Ltd.,
Series 2014-2A DR
6.834%, 1/15/31(l)§	500,000	499,652
Series 2014-2A ER
9.684%, 1/15/31(l)§	500,000	429,346
Trestles CLO VI Ltd.,
Series 2023-6A A1R
4.848%, 4/25/38(l)§	500,000	498,757
Trestles CLO VIII Ltd.,
Series 2025-8A A1
4.998%, 6/11/35(l)§	1,000,000	1,000,436
Tricon Residential Trust,
Series 2025-SFR2 A
5.200%, 8/17/44§	2,217,390	2,231,769
TRTX Issuer Ltd.,
Series 2022-FL5 B
6.128%, 2/15/39(l)§	610,000	610,490
Upland CLO Ltd.,
Series 2016-1A CR
6.829%, 4/20/31(l)§	1,000,000	999,332
Upstart Securitization Trust,
Series 2025-2 A2
5.220%, 6/20/35§	164,362	165,017
Series 2025-3 A2
4.600%, 9/20/35§	352,650	352,960
Series 2025-4 A2
4.560%, 11/20/35§	750,000	750,602
Vantage Data Centers Issuer LLC,
Series 2025-3A B
6.000%, 11/15/55§	500,000	494,867
Vivint Solar Financing V LLC,
Series 2018-1A A
4.730%, 4/30/48§	801,845	778,493
Voya CLO Ltd.,
Series 2014-4A DR
9.879%, 7/14/31(l)§	1,000,000	969,734
Series 2023-1A A1R
4.878%, 1/20/39(l)§	500,000	498,916
Warwick Capital CLO 1 Ltd.,
Series 2023-1A AR
4.948%, 10/20/38(l)§	1,500,000	1,497,022
WAVE LLC,
Series 2019-1 A
3.597%, 9/15/44§	402,047	394,384
Willis Engine Structured Trust IX,
Series 2025-B A
5.159%, 12/15/50§	365,791	364,322
Wind River CLO Ltd.,
Series 2014-3A DR2
7.331%, 10/22/31(l)§	1,500,000	1,501,352

Total Asset-Backed Securities		83,715,008

Collateralized Mortgage Obligations (6.3%)
Alternative Loan Trust,
Series 2006-19CB A15
6.000%, 8/25/36	356,311	193,319
Series 2006-6CB 2A10
6.000%, 5/25/36	1,611,795	562,212
Asset-Backed Certificates Trust,
Series 2006-IM1 A2
4.273%, 4/25/36(l)	582,400	538,241
Banc of America Funding Trust,
Series 2005-6 1A8
6.000%, 10/25/35	142,309	119,760
Series 2007-5 3A1
6.000%, 7/25/37	1,217,371	1,029,968
Banc of America Mortgage Trust,
Series 2007-3 2A8
7.000%, 9/25/37	1,691,387	1,414,552
CHL Mortgage Pass-Through Trust,
Series 2006-21 A2
6.000%, 2/25/37	1,625,908	676,459
Series 2006-J4 A5
6.250%, 9/25/36	303,505	99,386
Series 2007-14 A18
6.000%, 9/25/37	1,359,023	636,653
Series 2007-HY1 1A1
4.466%, 4/25/37(l)	105,409	98,938
Series 2007-HY1 2A1
3.979%, 3/25/37(l)	45,686	41,393
Citigroup Mortgage Loan Trust,
Series 2006-AR2 1A2
5.004%, 3/25/36(l)	48,289	47,615
Series 2006-AR7 2A3A
4.577%, 11/25/36(l)	74,418	71,945
CitiMortgage Alternative Loan Trust,
Series 2007-A2 1A4
6.000%, 2/25/37	852,705	769,377
COLT Mortgage Loan Trust,
Series 2023-2 A1
6.596%, 7/25/68(e)§	1,195,257	1,196,560
FHLMC,
Series 5057 AX
2.000%, 12/25/50	1,248,033	797,936
Figure Line of Credit Trust,
Series 2020-1 A
4.040%, 9/25/49(l)§	286,989	277,750

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA,
Series 2013-54 NP
2.500%, 3/25/43	$230,073	$218,132
GNMA,
Series 2020-188
2.000%, 12/20/50 IO	2,072,076	246,255
GreenPoint Mortgage Funding Trust,
Series 2007-AR2 1A3
4.273%, 4/25/47(l)	1,825,388	1,626,476
HomeBanc Mortgage Trust,
Series 2005-4 M4
4.768%, 10/25/35(l)	7,066,300	6,492,649
Imperial Fund Mortgage Trust,
Series 2021-NQM4 M1
3.446%, 1/25/57(l)§	1,500,000	1,188,133
OBX Trust,
Series 2023-NQM4 A1
6.113%, 3/25/63(e)§	1,209,926	1,207,376
PRPM LLC,
Series 2025-4 A1
6.179%, 6/25/30(e)§	630,749	629,617
Series 2025-5 A1
5.729%, 7/25/30(e)§	2,611,567	2,606,108
PRPM Trust,
Series 2025-3 A1
6.255%, 5/25/30(e)§	798,284	796,028
RALI Trust,
Series 2006-QS17 A7
6.000%, 12/25/36	1,165,132	973,139
Series 2007-QS8 A10
6.000%, 6/25/37	725,645	587,987
RBSGC Mortgage Loan Trust,
Series 2005-A 3A
6.000%, 4/25/35	1,380,951	459,040
RFMSI Trust,
Series 2006-S6 A14
6.000%, 7/25/36	97,998	84,426
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS 1A2A
4.673%, 10/25/35(l)	665,159	645,332
Suntrust Alternative Loan Trust,
Series 2005-1F 2A8
6.000%, 12/25/35	77,765	72,217
Towd Point Mortgage Trust,
Series 2019-1 M1
3.750%, 3/25/58(l)§	2,500,000	2,178,202
Verus Securitization Trust,
Series 2021-3 M1
2.397%, 6/25/66(l)§	2,500,000	1,989,692
Series 2024-3 M1
6.887%, 4/25/69(l)§	750,000	756,284
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1
6.000%, 6/25/37	99,159	90,730
Series 2007-PA6 A1
5.706%, 12/28/37(l)	554,441	508,195

Total Collateralized Mortgage Obligations		31,928,082

Commercial Mortgage-Backed Securities (8.0%)
BAMLL Commercial Mortgage Securities Trust,
Series 2016-ISQ C
3.606%, 8/14/34(l)§	516,000	182,938
BANK,
Series 2017-BNK5 B
3.896%, 6/15/60(l)	557,000	542,899
Series 2019-BN23 A3
2.920%, 12/15/52	550,000	516,967
Series 2021-BN35 A5
2.285%, 6/15/64	343,000	302,124
Series 2022-BNK39 AS
3.181%, 2/15/55	530,000	478,942
Series 2022-BNK39 E
2.500%, 2/15/55§	174,000	117,581
BANK5,
Series 2024-5YR10 AS
5.637%, 10/15/57	526,000	534,802
Series 2024-5YR8 A3
5.884%, 8/15/57	234,500	242,195
Series 2024-5YR9 A3
5.614%, 8/15/57	529,000	543,043
Series 2025-5YR18 A3
5.145%, 12/15/58	470,000	478,229
Series 2026-5YR20 A3
5.104%, 2/15/59	220,000	222,678
Series 2026-5YR21 A3
5.525%, 4/15/59	458,000	472,159
BBCMS Mortgage Trust,
Series 2020-C6 F5TC
3.688%, 2/15/53(l)§	644,000	423,340
Series 2021-C12 A5
2.689%, 11/15/54	653,000	583,589
Series 2021-C12 XD
1.021%, 11/15/54 IO(l)§	9,899,000	500,285
Series 2021-C9 A5
2.299%, 2/15/54	668,000	595,561
Series 2024-5C27 AS
6.410%, 7/15/57(l)	421,000	437,825
Series 2024-5C29 A3
5.208%, 9/15/57	527,000	538,804
Series 2025-5C37 AS
5.382%, 9/15/58(l)	473,000	475,109
Series 2026-5C40 C
5.813%, 2/15/59(l)	234,500	233,125
Benchmark Mortgage Trust,
Series 2019-B13 A3
2.701%, 8/15/57	525,000	496,368
Series 2019-B13 C
3.839%, 8/15/57(l)	234,000	198,676
Series 2021-B23 XA
1.254%, 2/15/54 IO(l)	4,775,333	210,273
Series 2022-B32 AS
3.409%, 1/15/55(l)	530,000	457,525
Series 2024-V10 A3
5.277%, 9/15/57	530,000	538,763

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2024-V11 A3
5.909%, 11/15/57(l)	$239,000	$247,951
Series 2024-V8 A2
5.707%, 7/15/57	528,000	543,375
Series 2024-V8 A3
6.189%, 7/15/57(l)	454,000	474,293
Series 2024-V8 D
4.000%, 7/15/57§	260,000	231,658
Series 2024-V9 A3
5.602%, 8/15/57	528,000	541,360
Series 2025-V14 AM
6.090%, 4/15/57(l)	204,000	210,285
Series 2025-V15 AS
6.175%, 6/15/58	302,000	314,070
Series 2025-V16 A3
5.439%, 8/15/58(l)	160,000	163,968
Series 2025-V17 A3
5.075%, 9/15/58	473,000	479,842
Series 2025-V18 AS
5.593%, 10/15/58	352,000	356,859
Series 2026-B42 ASB
4.944%, 3/15/59	562,000	567,746
Series 2026-V20 C
5.436%, 2/15/59	80,000	78,283
Series 2026-V21 A3
5.127%, 3/15/31	466,000	471,370
BMO Mortgage Trust,
Series 2024-5C3 AS
6.286%, 2/15/57(l)	516,000	532,648
Series 2024-5C6 A3
5.316%, 9/15/57	527,000	535,554
Series 2025-5C11 AS
5.938%, 7/15/58	459,000	474,362
Series 2025-5C12 AS
5.557%, 10/15/58	472,000	478,801
Series 2026-C14 B
5.825%, 2/15/59(l)	445,000	451,178
BSTN Commercial Mortgage Trust,
Series 2025-HUB D
5.751%, 4/13/41(l)§	350,000	346,861
BX Commercial Mortgage Trust,
Series 2026-ALOHA D
5.850%, 4/15/43(l)§	340,000	340,000
Series 2026-CSMO C
5.673%, 2/15/43(l)§	470,000	470,440
Series 2026-XL6 B
5.123%, 3/15/43(l)§	340,000	338,300
BX Trust,
Series 2019-OC11 D
3.944%, 12/9/41(l)§	350,000	330,073
BXP Trust,
Series 2017-GM C
3.425%, 6/13/39(l)§	346,000	340,294
Cantor Commercial Real Estate Lending,
Series 2019-CF1 65C
4.123%, 5/15/52(l)§	502,000	50,200
CENT Trust,
Series 2025-CITY A
4.920%, 7/10/40(l)§	312,000	310,963
CFCRE Commercial Mortgage Trust,
Series 2016-C6 B
3.804%, 11/10/49	900,000	865,859
Series 2017-C8 B
4.199%, 6/15/50(l)	514,000	498,223
Citigroup Commercial Mortgage Trust,
Series 2016-GC36 B
4.675%, 2/10/49(l)	504,000	482,858
Series 2016-P4 XA
1.857%, 7/10/49 IO(l)	470,579	24
Series 2019-GC41 B
3.199%, 8/10/56	276,000	243,802
Series 2020-420K D
3.312%, 11/10/42(l)§	350,000	310,763
Series 2020-GC46 B
3.150%, 2/15/53(l)	401,000	351,174
Commercial Mortgage Trust,
Series 2014-CR16 C
4.724%, 4/10/47(l)	900,000	867,097
Series 2015-DC1 C
4.279%, 2/10/48(l)	100,000	89,577
Series 2024-277P B
6.999%, 8/10/44(l)§	234,000	247,810
CSMC Trust,
Series 2021-B33 B
3.645%, 10/10/43(l)§	620,000	551,049
CSTL Commercial Mortgage Trust,
Series 2026-GATE3 D
5.520%, 2/10/43(l)§	350,000	343,475
ELP Commercial Mortgage Trust,
Series 2025-ELP C
4.797%, 11/13/42(l)§	300,000	296,294
Series 2025-ELP E
6.020%, 11/13/42(l)§	230,000	226,568
Extended Stay America Trust,
Series 2026-ESH2 D
5.923%, 2/15/43(l)§	346,738	347,821
GGP Trust,
Series 2026-TY A
4.670%, 3/5/43(l)§	350,000	343,753
GS Mortgage Securities Corp. Trust,
Series 2017-375H A
3.475%, 9/10/37(l)§	350,000	340,539
Series 2018-RIVR C
5.220%, 7/15/35(l)§	272,000	2,720
GS Mortgage Securities Trust,
Series 2015-GS1 B
4.238%, 11/10/48(l)	523,477	493,914
GSMS Trust,
Series 2026-DAWN A
5.823%, 4/10/43(l)§	346,000	344,812
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1 XA
0.722%, 1/15/49 IO(l)	83,020	1,143
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 C
3.683%, 7/15/50(l)	600,000	549,265

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 AS
3.484%, 6/15/49	$800,000	$756,861
Series 2016-C2 XA
1.436%, 6/15/49 IO(l)	289,336	345
LBTY Commercial Mortgage Trust,
Series 2026-225L B
4.885%, 2/10/43(l)§	470,000	461,035
LCCM Trust,
Series 2017-LC26 C
4.706%, 7/12/50§	400,000	381,010
MAD Commercial Mortgage Trust,
Series 2025-11MD D
5.935%, 10/15/42(l)§	470,000	471,067
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C31 B
3.880%, 11/15/49(l)	500,000	484,963
Series 2017-C33 B
4.105%, 5/15/50	753,000	727,979
Series 2025-5C1 D
4.000%, 3/15/58§	351,000	308,491
Morgan Stanley Capital I Trust,
Series 2016-UB11 XA
1.582%, 8/15/49 IO(l)	496,742	294
Series 2021-L7 XD
0.921%, 10/15/54 IO(l)§	11,180,000	511,240
NJ Trust,
Series 2023-GSP A
6.481%, 1/6/29(l)§	500,000	517,704
Series 2025-WBRK A
5.867%, 3/5/35(l)§	230,000	235,148
Oceanview Mortgage Trust,
Series 2026-1 A
5.104%, 8/25/55(l)§	492,428	485,583
PENN Commercial Mortgage Trust,
Series 2025-P11 C
6.508%, 8/10/42(l)§	470,000	486,940
PLYM Commercial Mortgage Trust,
Series 2026-IND C
5.323%, 3/15/43(l)§	350,000	346,938
RFR Trust,
Series 2025-SGRM B
5.670%, 3/11/41(l)§	222,500	223,976
Series 2025-SGRM E
7.267%, 3/11/41(l)§	350,000	351,294
SG Commercial Mortgage Securities Trust,
Series 2016-C5 XA
1.758%, 10/10/48 IO(l)	352,109	440
SLG Office Trust,
Series 2021-OVA E
2.851%, 7/15/41§	380,000	325,072
UBS Commercial Mortgage Trust,
Series 2017-C6 B
4.154%, 12/15/50(l)	343,000	317,116
Series 2017-C7 C
4.571%, 12/15/50(l)	500,000	474,014
VEGAS Trust,
Series 2024-TI A
5.518%, 11/10/39§	181,000	181,528
Velocity Commercial Capital Loan Trust,
Series 2019-1 M1
3.940%, 3/25/49(l)§	292,804	276,629
Series 2019-1 M2
4.010%, 3/25/49(l)§	147,495	135,752
Series 2019-1 M3
4.120%, 3/25/49(l)§	117,980	104,088
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31 C
4.672%, 11/15/48(l)	1,257	1,247
Series 2016-NXS6 XA
1.467%, 11/15/49 IO(l)	462,942	1,232
Series 2017-RC1 XA
1.374%, 1/15/60 IO(l)	685,737	5,472
Series 2019-C50 C
4.345%, 5/15/52	412,000	366,295
Series 2020-C58 B
2.704%, 7/15/53	550,000	461,130
Series 2025-5C4 A3
5.673%, 5/15/58	451,000	464,891
Series 2025-5C5 AS
5.918%, 7/15/58	465,000	480,059
Series 2025-5C6 AS
5.582%, 10/15/58(l)	468,000	476,766
Series 2025-5C6 C
5.830%, 10/15/58(l)	472,000	470,646
Series 2025-5C7 B
5.855%, 12/15/58(l)	470,000	476,455
Series 2026-5C8 A3
5.034%, 3/15/59	702,000	707,259
Series 2026-5C8 C
5.554%, 3/15/59	351,000	346,201

Total Commercial Mortgage-Backed Securities		40,626,234

Corporate Bonds (23.1%)
Communication Services (1.3%)
Diversified Telecommunication Services (0.7%)
Altice France SA
6.875%, 7/15/32§	69,384	65,741
AT&T, Inc.
4.300%, 2/15/30	500,000	496,447
3.500%, 9/15/53	770,000	504,330
Bell Canada
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 7.000%, 9/15/55(k)	285,000	289,248
CCO Holdings LLC
5.125%, 5/1/27§	32,000	31,920
4.750%, 3/1/30§	150,000	142,184
4.750%, 2/1/32§	130,000	117,377
4.250%, 1/15/34(x)§	60,000	51,300
7.375%, 2/1/36(x)§	20,000	19,778
Cipher Compute LLC
7.125%, 11/15/30(x)§	85,000	88,081

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Flash Compute LLC
7.250%, 12/31/30§	$105,000	$105,361
Level 3 Financing, Inc.
6.875%, 6/30/33§	185,000	188,160
TELUS Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.71%), 7.000%, 10/15/55(k)	277,000	280,566
Uniti Group LP
8.625%, 6/15/32(x)§	75,000	76,366
Uniti Services LLC
7.500%, 10/15/33§	65,000	67,211
Verizon Communications, Inc.
5.401%, 7/2/37	475,000	472,606
5.750%, 11/30/45	352,000	342,160
Windstream Services LLC
8.250%, 10/1/31§	55,000	57,475

		3,396,311

Entertainment (0.0%)†
Discovery Global Holdings, Inc.
4.054%, 3/15/29	80,000	77,284
4.279%, 3/15/32	35,000	30,778
5.050%, 3/15/42	55,000	36,713

		144,775

Media (0.4%)
Directv Financing LLC
5.875%, 8/15/27§	87,000	86,842
8.875%, 2/1/30§	115,000	114,476
DISH DBS Corp.
5.750%, 12/1/28§	145,000	139,925
5.125%, 6/1/29	105,000	93,355
EchoStar Corp.
10.750%, 11/30/29	80,000	86,242
Gray Media, Inc.
9.625%, 7/15/32§	95,000	94,703
7.250%, 8/15/33§	95,000	95,713
Lamar Media Corp.
5.375%, 11/1/33(x)§	145,000	142,181
McGraw-Hill Education, Inc.
5.750%, 8/1/28§	105,000	103,688
7.375%, 9/1/31§	55,000	55,967
Neptune Bidco US, Inc.
10.375%, 5/15/31(x)§	70,000	70,427
Nexstar Media, Inc.
6.500%, 9/15/33§	135,000	136,080
7.250%, 4/15/34§	30,000	30,117
Sirius XM Radio LLC
5.500%, 7/1/29§	105,000	104,147
Univision Communications, Inc.
7.375%, 6/30/30§	145,000	141,798
Videotron Ltd.
5.700%, 1/15/35§	273,000	274,658

		1,770,319

Wireless Telecommunication Services (0.2%)
Digicel Group Holdings Ltd.
Series 2B14
(Zero Coupon), 12/31/30(r)§	14,052	512
Series 4B14
(Zero Coupon), 12/31/30(r)§	40,405	210
Millicom International Cellular SA
5.125%, 1/15/28(m)	360,000	355,995
6.250%, 3/25/29(m)	360,000	357,620
T-Mobile USA, Inc.
3.400%, 10/15/52	309,000	200,941
5.250%, 6/15/55	178,000	157,760
5.875%, 11/15/55	172,000	167,170

		1,240,208

Total Communication Services		6,551,613

Consumer Discretionary (1.7%)
Automobile Components (0.1%)
American Axle & Manufacturing, Inc.
6.375%, 10/15/32§	85,000	83,682
7.750%, 10/15/33§	55,000	53,213
Clarios Global LP
6.750%, 2/15/30§	190,000	193,840
6.750%, 9/15/32§	225,000	226,683
Dornoch Debt Merger Sub, Inc.
6.625%, 10/15/29(x)§	55,000	48,968

		606,386

Automobiles (0.1%)
Hyundai Capital America
5.300%, 1/8/29§	521,000	527,945
Nissan Motor Acceptance Co. LLC
6.125%, 9/30/30§	100,000	95,707

		623,652

Broadline Retail (0.1%)
Getty Images, Inc.
10.500%, 11/15/30§	105,000	94,850
Wayfair LLC
7.250%, 10/31/29§	75,000	76,427
6.750%, 11/15/32§	70,000	70,568

		241,845

Distributors (0.1%)
Dealer Tire LLC
8.000%, 2/1/28§	240,000	232,800
Vamos Europe SA
9.200%, 1/26/31(x)§	200,000	189,624

		422,424

Diversified Consumer Services (0.1%)
Graham Holdings Co.
5.625%, 12/1/33§	155,000	151,007
Mavis Tire Express Services Topco Corp.
6.500%, 5/15/29(x)§	60,000	59,175
Rentokil Terminix Funding LLC
5.000%, 4/28/30(x)§	200,000	200,746
Wand NewCo 3, Inc.
7.625%, 1/30/32§	185,000	189,162

		600,090

Hotels, Restaurants & Leisure (0.8%)
Acushnet Co.
5.625%, 12/1/33§	140,000	138,820

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Airbnb, Inc.
5.250%, 3/16/36	$277,000	$277,036
Caesars Entertainment, Inc.
6.000%, 10/15/32(x)§	90,000	82,800
Carnival Corp.
5.125%, 5/1/29§	93,000	91,940
5.750%, 8/1/32§	190,000	190,000
6.125%, 2/15/33(x)§	92,000	92,922
Expedia Group, Inc.
3.800%, 2/15/28	283,000	278,947
Fertitta Entertainment LLC
6.750%, 1/15/30§	60,000	56,031
Full House Resorts, Inc.
8.250%, 2/15/28(x)§	80,000	72,800
Hilton Domestic Operating Co., Inc.
5.750%, 9/15/33§	95,000	94,050
Life Time, Inc.
6.000%, 11/15/31§	285,000	286,194
Light & Wonder International, Inc.
6.250%, 10/1/33§	100,000	97,875
Lindblad Expeditions LLC
7.000%, 9/15/30(x)§	95,000	96,604
Marriott International, Inc.
4.500%, 10/15/31	283,000	279,675
5.300%, 5/15/34	273,000	275,112
McDonald’s Corp.
4.450%, 3/1/47	303,000	251,447
NCL Corp. Ltd.
5.875%, 1/15/31§	55,000	53,100
Rivers Enterprise Borrower LLC
6.250%, 10/15/30§	50,000	49,813
6.625%, 2/1/33§	285,000	282,506
Royal Caribbean Cruises Ltd.
5.375%, 7/15/27§	141,000	141,527
5.375%, 1/15/36	122,000	120,046
Sabre GLBL, Inc.
10.750%, 11/15/29(x)§	45,000	38,475
10.750%, 3/15/30(x)§	64,000	52,964
Viking Cruises Ltd.
5.875%, 10/15/33§	430,000	424,088
Voyager Parent LLC
9.250%, 7/1/32§	95,000	98,588

		3,923,360

Household Durables (0.1%)
Newell Brands, Inc.
6.375%, 5/15/30(x)	60,000	57,615
Taylor Morrison Communities, Inc.
5.750%, 11/15/32§	100,000	99,900
Whirlpool Corp.
6.500%, 6/15/33(x)	95,000	89,775

		247,290

Leisure Products (0.0%)†
Mattel, Inc.
5.000%, 11/17/30	114,000	113,210

Specialty Retail (0.3%)
AutoZone, Inc.
5.125%, 6/15/30	264,000	268,289
Cougar JV Subsidiary LLC
8.000%, 5/15/32§	100,000	103,360
InRetail Consumer
3.250%, 3/22/28(m)(x)	600,000	573,750
Lowe’s Cos., Inc.
5.625%, 4/15/53	163,000	153,212
Michaels Cos., Inc. (The)
8.500%, 3/15/33§	55,000	53,585
O’Reilly Automotive, Inc.
5.000%, 8/19/34	137,000	135,401
Staples, Inc.
10.750%, 9/1/29§	100,000	92,786
Victra Holdings LLC
8.750%, 9/15/29(x)§	365,000	375,950

		1,756,333

Total Consumer Discretionary		8,534,590

Consumer Staples (0.6%)
Consumer Staples Distribution & Retail (0.1%)
Cencosud SA
4.375%, 7/17/27(m)	400,000	397,728
Performance Food Group, Inc.
5.625%, 3/1/34§	75,000	72,259
US Foods, Inc.
5.750%, 4/15/33§	260,000	258,380

		728,367

Food Products (0.3%)
Agrosuper SA
4.600%, 1/20/32(m)	150,000	142,208
Bunge Ltd. Finance Corp.
4.650%, 9/17/34	293,000	283,067
Indofood CBP Sukses Makmur Tbk. PT
3.398%, 6/9/31(m)	300,000	274,500
JBS NV
5.625%, 3/10/37§	90,000	89,999
6.250%, 3/1/56	294,000	286,228
Mars, Inc.
5.700%, 5/1/55§	288,000	280,729
Minerva Luxembourg SA
8.875%, 9/13/33§	200,000	212,902
Post Holdings, Inc.
6.375%, 3/1/33§	150,000	147,646
6.250%, 10/15/34§	15,000	14,689

		1,731,968

Household Products (0.0%)†
Energizer Holdings, Inc.
6.000%, 9/15/33(x)§	100,000	93,782

Tobacco (0.2%)
BAT Capital Corp.
5.625%, 8/15/35(x)	273,000	281,124
4.540%, 8/15/47	248,000	201,027
Philip Morris International, Inc.
5.250%, 2/13/34	246,000	250,338

		732,489

Total Consumer Staples		3,286,606

Energy (2.6%)
Energy Equipment & Services (0.3%)
Archrock Partners LP
6.625%, 9/1/32§	190,000	193,285

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Baker Hughes Holdings LLC
5.000%, 6/15/36	$240,000	$235,379
Guara Norte Sarl
5.198%, 6/15/34(m)	147,330	142,505
Kodiak Gas Services LLC
7.250%, 2/15/29§	190,000	196,718
6.500%, 10/1/33§	55,000	55,462
6.750%, 10/1/35§	55,000	55,851
Nabors Industries, Inc.
9.125%, 1/31/30§	75,000	78,813
7.625%, 11/15/32§	70,000	71,507
WBI Operating LLC
6.500%, 10/15/33§	175,000	174,188
Weatherford International Ltd.
6.750%, 10/15/33§	195,000	198,257

		1,401,965

Oil, Gas & Consumable Fuels (2.3%)
Acu Petroleo Luxembourg Sarl
7.500%, 1/13/32(m)	210,909	214,073
Adani Renewable Energy RJ Ltd.
4.625%, 10/15/39(m)	164,250	132,221
Antero Midstream Partners LP
5.750%, 7/1/34§	100,000	98,532
APA Corp.
6.100%, 2/15/35	145,000	148,717
BPRL International Singapore Pte. Ltd.
4.375%, 1/18/27(m)	500,000	498,185
Buckeye Partners LP
6.875%, 7/1/29§	95,000	97,350
Cenovus Energy, Inc.
5.400%, 3/20/36	147,000	145,791
Cheniere Energy, Inc.
4.625%, 10/15/28	278,000	277,049
5.650%, 4/15/34	279,000	287,224
6.000%, 7/30/56§	24,000	23,915
Chord Energy Corp.
6.000%, 10/1/30§	75,000	75,824
6.750%, 3/15/33§	120,000	123,831
CNX Resources Corp.
5.875%, 3/1/34§	100,000	97,375
Colonial Enterprises, Inc.
5.627%, 11/15/35§	167,000	166,841
Cosan Overseas Ltd.
8.250%, 5/5/26(m)(y)	500,000	470,620
Crescent Energy Finance LLC
7.875%, 4/15/32§	35,000	35,722
Eastern Energy Gas Holdings LLC
5.650%, 10/15/54	290,000	272,077
Ecopetrol SA
5.875%, 5/28/45	100,000	73,400
5.875%, 11/2/51	650,000	458,575
Enbridge, Inc.
5.450%, 3/27/36	118,000	119,050
Energy Transfer LP Series G
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.125%, 5/15/30(k)(y)	281,000	284,535
Enterprise Products Operating LLC
5.550%, 2/16/55	276,000	263,224
Expand Energy Corp.
6.750%, 4/15/29§	86,000	86,134
4.750%, 2/1/32	137,000	133,473
Fermaca Enterprises S de RL de CV
6.375%, 3/30/38(m)	354,053	356,885
Florida Gas Transmission Co. LLC
5.750%, 7/15/35§	114,000	116,583
Frontera Energy Corp.
7.875%, 6/21/28(m)	200,000	194,500
GNL Quintero SA
4.634%, 7/31/29(m)	329,600	327,144
Gulfport Energy Operating Corp.
6.750%, 9/1/29§	190,000	194,467
Harvest Midstream I LP
7.500%, 5/15/32§	180,000	183,040
Hilcorp Energy I LP
7.250%, 2/15/35§	85,000	84,721
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	120,000	133,791
Matador Resources Co.
6.500%, 4/15/32§	100,000	100,832
6.000%, 4/15/34§	60,000	59,737
MPLX LP
5.400%, 9/15/35	750,000	746,197
5.300%, 4/1/36	151,000	148,562
NGL Energy Operating LLC
8.125%, 2/15/29§	50,000	51,420
NGPL PipeCo LLC
3.250%, 7/15/31§	321,000	295,105
ONEOK, Inc.
4.550%, 7/15/28	145,000	145,086
ONGC Videsh Vankorneft Pte. Ltd.
3.750%, 7/27/26(m)	600,000	598,176
Permian Resources Operating LLC
6.250%, 2/1/33§	144,000	146,700
Pertamina Persero PT
3.650%, 7/30/29(m)	200,000	191,800
Peru LNG Srl
5.375%, 3/22/30(m)	400,080	388,078
Petrobras Global Finance BV
5.125%, 9/10/30	250,000	244,962
Reliance Industries Ltd.
3.667%, 11/30/27(m)	250,000	246,309
SM Energy Co.
7.000%, 8/1/32§	105,000	106,869
Tallgrass Energy Partners LP
7.375%, 2/15/29§	95,000	97,565

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
6.750%, 3/15/34§	$55,000	$55,137
Targa Resources Corp.
4.350%, 1/15/29	145,000	144,255
TransCanada PipeLines Ltd.
4.625%, 3/1/34	500,000	482,497
Ultrapar International SA
5.250%, 10/6/26(m)	200,000	199,128
Venture Global LNG, Inc.
8.125%, 6/1/28§	55,000	56,306
8.375%, 6/1/31§	80,000	83,200
9.875%, 2/1/32§	45,000	48,150
Venture Global Plaquemines LNG LLC
6.125%, 12/15/30§	50,000	51,313
7.500%, 5/1/33§	35,000	38,459
6.500%, 1/15/34§	110,000	114,935
Viper Energy Partners LLC
4.900%, 8/1/30	97,000	97,218
Western Midstream Operating LP
5.500%, 12/15/35	144,000	141,368
Williams Cos., Inc. (The)
5.950%, 3/15/56	285,000	279,439

		11,533,672

Total Energy		12,935,637

Financials (4.0%)
Banks (2.0%)
AIB Group plc
(United States SOFR Compounded Index + 1.91%), 5.871%, 3/28/35(k)§	276,000	284,159
Banco Internacional del Peru SAA Interbank
4.800%, 7/15/31§	800,000	783,664
Banco Santander Chile
4.550%, 11/20/30§	500,000	494,050
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.621%, 12/10/29(m)	200,000	204,520
Bank of America Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.625%, 5/1/30(k)(y)	149,000	152,229
(SOFR + 1.21%), 2.572%, 10/20/32(k)	227,000	201,940
(SOFR + 1.65%), 5.468%, 1/23/35(k)	219,000	222,696
(SOFR + 1.70%), 5.744%, 2/12/36(k)	240,000	243,549
Bank of Nova Scotia (The)
(SOFR + 1.05%), 4.813%, 2/2/34(k)	91,000	89,842
Barclays plc
(SOFR + 1.83%), 5.860%, 8/11/46(k)	301,000	295,099
BPCE SA
(SOFR + 1.27%), 4.760%, 1/13/32(k)§	508,000	500,982
Citigroup, Inc.
(SOFR + 1.28%), 3.070%, 2/24/28(k)	110,000	108,601
(SOFR + 1.46%), 4.952%, 5/7/31(k)	237,000	238,297
(SOFR + 1.17%), 4.503%, 9/11/31(k)	167,000	164,817
(SOFR + 2.66%), 6.174%, 5/25/34(k)	136,000	140,313
Series GG
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.875%, 8/15/30(k)(y)	148,000	147,630
Credit Agricole SA
(SOFR + 1.36%), 4.818%, 9/25/33(k)§	305,000	298,084
Huntington Bancshares, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36(k)	177,000	151,711
ING Groep NV
(United States SOFR Compounded Index + 1.61%), 5.420%, 3/23/37(k)	330,000	328,743
Intercorp Financial Services, Inc.
4.125%, 10/19/27(m)	300,000	295,800
JPMorgan Chase & Co.
(SOFR + 1.01%), 5.140%, 1/24/31(k)	238,000	241,816
(SOFR + 1.44%), 5.103%, 4/22/31(k)	267,000	271,353
(SOFR + 0.93%), 4.255%, 10/22/31(k)	145,000	142,424
(SOFR + 1.46%), 5.294%, 7/22/35(k)	512,000	518,218
(SOFR + 1.64%), 5.576%, 7/23/36(k)	180,000	182,176
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.068%, 6/13/36(k)	351,000	355,533
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 5.057%, 1/14/37(k)(x)	306,000	299,455
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 5.908%, 3/3/47(k)(x)	267,000	260,157

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
PNC Financial Services Group, Inc. (The)
(SOFR + 1.42%), 5.373%, 7/21/36(k)	$91,000	$91,490
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.423%, 1/25/41(k)	124,000	121,512
Royal Bank of Canada
(SOFR + 0.98%), 4.305%, 11/3/31(k)	428,000	419,892
Societe Generale SA
(SOFR + 1.73%), 5.439%, 10/3/36(k)§	308,000	301,197
Toronto-Dominion Bank (The)
4.928%, 10/15/35	144,000	141,409
Truist Financial Corp.
(SOFR + 2.45%), 7.161%, 10/30/29(k)	115,000	122,090
(SOFR + 1.57%), 5.153%, 8/5/32(k)	269,000	271,620
Wells Fargo & Co.
(SOFR + 1.50%), 5.150%, 4/23/31(k)	536,000	545,096
(SOFR + 2.06%), 6.491%, 10/23/34(k)	390,000	422,278
(SOFR + 1.34%), 4.892%, 9/15/36(k)	120,000	116,865

		10,171,307

Capital Markets (0.5%)
Bank of New York Mellon Corp. (The)
(SOFR + 1.23%), 5.060%, 7/22/32(k)	245,000	249,700
Series M
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.03%), 5.625%, 3/20/31(k)(y)	240,000	234,862
Charles Schwab Corp. (The)
(SOFR + 1.23%), 4.914%, 11/14/36(k)	148,000	143,340
Goldman Sachs Group, Inc. (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.850%, 2/10/30(k)(y)	137,000	139,398
(SOFR + 1.06%), 4.369%, 10/21/31(k)	290,000	283,898
(SOFR + 0.96%), 4.516%, 1/21/32(k)	45,000	44,300
(SOFR + 1.55%), 5.330%, 7/23/35(k)	256,000	255,837
Morgan Stanley
(SOFR + 0.80%), 4.238%, 1/9/30(k)	142,000	140,227
(SOFR + 1.18%), 5.073%, 1/30/37(k)	163,000	159,784
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.948%, 1/19/38(k)	139,000	142,094
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.942%, 2/7/39(k)	267,000	272,564
Series I
(SOFR + 1.07%), 4.356%, 10/22/31(k)	144,000	140,869
SURA Asset Management SA
6.350%, 5/13/32§	200,000	210,042
UBS Group AG
(SOFR + 1.34%), 5.010%, 3/23/37(k)§	306,000	294,849

		2,711,764

Consumer Finance (0.7%)
AerCap Ireland Capital DAC
5.100%, 1/19/29	225,000	227,898
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.950%, 3/10/55(k)	310,000	316,587
Aircastle Ltd.
5.250%, 3/15/30§	284,000	285,850
American Express Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.15%), 5.412%, 2/8/41(k)	350,000	347,420
Avilease Capital Ltd.
4.750%, 11/12/30§	503,000	488,628
Avolon Holdings Funding Ltd.
5.750%, 3/1/29§	249,000	254,732
5.750%, 11/15/29§	298,000	304,857
Azorra Finance Ltd.
7.250%, 1/15/31§	190,000	191,663
Gabx Leasing LLC
4.625%, 4/15/31§	165,000	162,439
General Motors Financial Co., Inc.
4.600%, 1/8/31	293,000	288,480
GGAM Finance Ltd.
6.875%, 4/15/29§	190,000	193,893
Macquarie Airfinance Holdings Ltd.
5.200%, 3/27/28§	144,000	144,628
5.150%, 3/17/30§	142,000	141,380
OneMain Finance Corp.
7.500%, 5/15/31	95,000	95,357
6.500%, 3/15/33	140,000	133,350

		3,577,162

Financial Services (0.3%)
Block Financial LLC
5.375%, 9/15/32	301,000	291,621
Fondo MIVIVIENDA SA
5.400%, 3/31/31§	150,000	149,850

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Freedom Mortgage Holdings LLC	$55,000	$54,141
8.375%, 4/1/32§
Global Payments, Inc.
5.550%, 11/15/35	141,000	135,404
Nationwide Building Society
(SOFR + 1.65%), 5.537%, 7/14/36(k)§	342,000	341,605
PennyMac Financial Services, Inc.
7.875%, 12/15/29§	110,000	112,195
6.875%, 5/15/32§	70,000	67,205
Rocket Cos., Inc.
6.375%, 8/1/33§	95,000	96,045

		1,248,066

Insurance (0.5%)
Acrisure LLC
6.750%, 7/1/32§	160,000	153,843
Alliant Holdings Intermediate LLC
6.500%, 10/1/31§	110,000	107,677
Arthur J Gallagher & Co.
4.850%, 12/15/29	163,000	164,351
Athene Global Funding
5.349%, 7/9/27§	225,000	226,244
4.721%, 10/8/29§	139,000	136,632
5.033%, 7/17/30§	157,000	155,142
Brown & Brown, Inc.
6.250%, 6/23/55	116,000	115,587
Guardian Life Global Funding
4.798%, 4/28/30§	238,000	239,347
HUB International Ltd.
7.250%, 6/15/30§	80,000	82,038
Marsh & McLennan Cos., Inc.
4.950%, 3/15/36	145,000	143,173
MetLife, Inc.
Series G
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.08%), 6.350%, 3/15/55(k)	238,000	242,229
New York Life Insurance Co.
6.750%, 11/15/39§	124,000	137,842
Panther Escrow Issuer LLC
7.125%, 6/1/31§	150,000	150,035
Progressive Corp. (The)
5.150%, 3/26/36	285,000	285,911
Travelers Cos., Inc. (The)
4.600%, 8/1/43	154,000	136,063
Willis North America, Inc.
4.550%, 3/15/31	157,000	154,480

		2,630,594

Mortgage Real Estate Investment Trusts (REITs) (0.0%)†
Starwood Property Trust, Inc. (REIT)
5.250%, 10/15/28§	165,000	163,208

Total Financials		20,502,101

Health Care (1.1%)
Biotechnology (0.2%)
AbbVie, Inc.
4.700%, 5/14/45	292,000	260,481
5.500%, 3/15/64	162,000	153,908
Amgen, Inc.
5.750%, 3/2/63	393,000	378,679

		793,068

Health Care Equipment & Supplies (0.3%)
180 Medical, Inc.
5.300%, 10/8/35§	200,000	196,353
Augusta SpinCo Corp.
5.245%, 3/23/36	116,000	115,904
Bausch + Lomb Corp.
8.375%, 10/1/28§	240,000	247,756
GE HealthCare Technologies, Inc.
4.800%, 1/15/31	278,000	279,233
Medline Borrower LP
5.250%, 10/1/29§	443,000	438,991
VSP Optical Group, Inc.
5.450%, 12/1/35§	101,000	98,870

		1,377,107

Health Care Providers & Services (0.3%)
Cardinal Health, Inc.
4.600%, 3/15/43	274,000	235,802
4.500%, 11/15/44	38,000	31,796
Community Health Systems, Inc.
6.000%, 1/15/29§	110,000	108,763
Elevance Health, Inc.
4.550%, 5/15/52	76,000	61,293
Laboratory Corp. of America Holdings
4.800%, 10/1/34	561,000	546,153
LifePoint Health, Inc.
10.000%, 6/1/32§	95,000	96,662
Quest Diagnostics, Inc.
5.000%, 12/15/34	273,000	270,531
Radiology Partners, Inc.
8.500%, 7/15/32§	145,000	145,924
Select Medical Corp.
6.250%, 12/1/32(x)§	50,000	47,486
Tenet Healthcare Corp.
5.500%, 11/15/32§	15,000	14,852
6.000%, 11/15/33(x)§	15,000	15,158

		1,574,420

Life Sciences Tools & Services (0.0%)†
Illumina, Inc.
4.750%, 12/12/30	234,000	232,396

Pharmaceuticals (0.3%)
Bausch Health Cos., Inc.
5.250%, 1/30/30§	50,000	32,662
14.000%, 10/15/30§	5,000	4,767
Merck & Co., Inc.
5.700%, 9/15/55	350,000	347,028
Novartis Capital Corp.
5.700%, 3/18/56	290,000	291,768
Royalty Pharma plc
5.950%, 9/25/55(x)	172,000	167,304
Takeda US Financing, Inc.
5.900%, 7/7/55	299,000	297,317
Teva Pharmaceutical Finance Co. LLC
6.150%, 2/1/36	282,000	290,460

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Zoetis, Inc.
4.700%, 2/1/43	$109,000	$96,936

		1,528,242

Total Health Care		5,505,233

Industrials (4.1%)
Aerospace & Defense (0.3%)
AAR Escrow Issuer LLC
6.750%, 3/15/29§	115,000	116,646
Goat Holdco LLC
6.750%, 2/1/32§	110,000	110,275
Honeywell Aerospace, Inc.
4.950%, 3/16/36§	238,000	236,063
Lockheed Martin Corp.
5.000%, 8/15/35	277,000	278,833
Northrop Grumman Corp.
4.030%, 10/15/47	172,000	135,129
5.200%, 6/1/54(x)	285,000	261,754
Spirit AeroSystems, Inc.
4.600%, 6/15/28	118,000	118,007
Textron, Inc.
5.500%, 5/15/35	270,000	274,726
TransDigm, Inc.
6.375%, 5/31/33§	185,000	184,271
6.250%, 1/31/34§	15,000	15,157
6.750%, 1/31/34§	20,000	20,228

		1,751,089

Building Products (0.4%)
Advanced Drainage Systems, Inc.
5.375%, 3/1/34§	45,000	43,757
Builders FirstSource, Inc.
6.375%, 3/1/34§	235,000	232,603
6.750%, 5/15/35§	100,000	99,764
CRH SMW Finance DAC
5.125%, 1/9/30	370,000	376,282
EMRLD Borrower LP
6.625%, 12/15/30§	185,000	188,210
Griffon Corp.
5.750%, 3/1/28	235,000	233,792
Miter Brands Acquisition Holdco, Inc.
6.750%, 4/1/32§	190,000	181,687
Owens Corning
5.700%, 6/15/34	130,000	134,282
Quikrete Holdings, Inc.
6.750%, 3/1/33§	165,000	166,959
Standard Building Solutions, Inc.
6.500%, 8/15/32§	95,000	94,704
5.875%, 3/15/34§	65,000	62,303

		1,814,343

Commercial Services & Supplies (0.5%)
Allied Universal Holdco LLC
7.875%, 2/15/31§	280,000	288,005
Element Fleet Management Corp.
6.319%, 12/4/28§	263,000	273,663
5.037%, 3/25/30§	270,000	272,516
Garda World Security Corp.
6.500%, 1/15/31§	85,000	85,958
8.250%, 8/1/32§	280,000	277,337
GFL Environmental Holdings US, Inc.
5.500%, 2/1/34§	145,000	142,318
Madison IAQ LLC
5.875%, 6/30/29§	305,000	298,229
Rollins, Inc.
5.250%, 2/24/35	286,000	285,000
Veralto Corp.
5.350%, 9/18/28	94,000	95,831
5.450%, 9/18/33	134,000	136,895
Veritiv Operating Co.
10.500%, 11/30/30§	95,000	98,163
Waste Connections, Inc.
5.250%, 9/1/35	227,000	231,318

		2,485,233

Construction & Engineering (0.3%)
Bioceanico Sovereign Certificate Ltd.
(Zero Coupon), 6/5/34(m)	620,187	504,222
MasTec, Inc.
5.900%, 6/15/29	275,000	283,840
Mexico City Airport Trust
3.875%, 4/30/28(m)	300,000	292,665
WSP Global, Inc.
5.039%, 9/18/31§	350,000	346,801

		1,427,528

Electrical Equipment (0.3%)
Eaton Corp.
4.800%, 3/6/36	224,000	221,119
GE Vernova, Inc.
5.500%, 2/4/56	94,000	90,171
Hubbell, Inc.
4.800%, 11/15/35	162,000	157,567
Molex Electronic Technologies LLC
5.250%, 4/30/32§	301,000	304,307
Vertiv Group Corp.
4.125%, 11/15/28§	586,000	575,698
Vertiv Holdings Co.
5.800%, 3/15/56	106,000	101,864

		1,450,726

Ground Transportation (0.7%)
Ashtead Capital, Inc.
5.550%, 5/30/33§	243,000	244,634
Burlington Northern Santa Fe LLC
5.200%, 4/15/54	396,000	365,244
CSX Corp.
3.800%, 11/1/46	369,000	281,959
Dcli Bidco LLC
7.750%, 11/15/29§	140,000	141,313
Fedex Freight Holding Co., Inc.
4.950%, 3/15/33§	50,000	48,733
Genesee & Wyoming, Inc.
6.250%, 4/15/32§	195,000	197,237
Lima Metro Line 2 Finance Ltd.
5.875%, 7/5/34(m)	298,237	303,683
4.350%, 4/5/36(m)	337,621	318,977
Penske Truck Leasing Co. LP
5.250%, 2/1/30§	280,000	284,239

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Simpar Europe SA
5.200%, 1/26/31(m)	$200,000	$168,226
Triton Container International Ltd.
5.150%, 2/15/33	300,000	293,742
Uber Technologies, Inc.
4.800%, 9/15/34	278,000	271,176
Union Pacific Corp.
3.700%, 3/1/29	500,000	492,522
Watco Cos. LLC
7.125%, 8/1/32§	95,000	97,439
XPO, Inc.
7.125%, 6/1/31§	200,000	206,308

		3,715,432

Machinery (0.2%)
CNH Industrial Capital LLC
4.375%, 3/7/31	150,000	146,434
Columbus McKinnon Corp.
7.125%, 2/1/33(x)§	115,000	114,677
Daimler Truck Finance North America LLC
4.500%, 4/12/31§	340,000	333,364
nVent Finance Sarl
5.650%, 5/15/33	141,000	144,471
Westinghouse Air Brake Technologies Corp.
4.900%, 5/29/30	268,000	270,425

		1,009,371

Marine Transportation (0.2%)
MISC Capital Two Labuan Ltd.
3.750%, 4/6/27(m)	200,000	198,067
MV24 Capital BV
6.748%, 6/1/34(m)	416,418	415,898
Yinson Bergenia Production BV
8.498%, 1/31/45(m)	197,340	208,045
8.498%, 1/31/45(x)§	197,340	208,046

		1,030,056

Passenger Airlines (0.2%)
Delta Air Lines, Inc.
5.250%, 7/10/30	141,000	141,839
JetBlue Airways Corp.
9.875%, 9/20/31(x)§	35,000	33,163
United Airlines Holdings, Inc.
4.875%, 3/1/29	123,000	120,694
5.375%, 3/1/31	431,000	422,078
United Airlines, Inc.
4.625%, 4/15/29§	291,000	284,819

		1,002,593

Professional Services (0.3%)
Amentum Holdings, Inc.
7.250%, 8/1/32§	80,000	82,665
Jacobs Solutions, Inc.
5.375%, 3/3/36	472,000	459,148
Paychex, Inc.
5.350%, 4/15/32	511,000	513,809
Verisk Analytics, Inc.
5.250%, 6/5/34	269,000	266,532
VT Topco, Inc.
8.500%, 8/15/30(x)§	80,000	80,800

		1,402,954

Trading Companies & Distributors (0.1%)
Aviation Capital Group LLC
5.375%, 7/15/29§	204,000	207,088
GATX Corp.
5.200%, 3/15/44	117,000	107,480
Herc Holdings, Inc.
7.000%, 6/15/30§	100,000	102,406
5.750%, 3/15/31§	35,000	34,391
6.000%, 3/15/34§	35,000	33,832
QXO Building Products, Inc.
6.750%, 4/30/32§	70,000	71,345
United Rentals North America, Inc.
5.375%, 11/15/33(x)§	70,000	67,900
WESCO Distribution, Inc.
6.375%, 3/15/33§	25,000	25,420
5.500%, 4/15/34§	55,000	54,296

		704,158

Transportation Infrastructure (0.6%)
Adani International Container Terminal Pvt. Ltd.
3.000%, 2/16/31§	229,500	209,304
3.000%, 2/16/31(m)	438,000	399,456
Adani Ports & Special Economic Zone Ltd.
4.375%, 7/3/29(m)	200,000	191,000
3.100%, 2/2/31(m)	200,000	174,600
Fideicomiso PA Pacifico Tres
8.250%, 1/15/35(m)	149,020	152,723
JSW Infrastructure Ltd.
4.950%, 1/21/29(m)	400,000	390,452
Prumo Participacoes e Investimentos S/A
7.500%, 12/31/31(m)	522,975	525,757
Rutas 2 & 7 Finance Ltd.
(Zero Coupon), 9/30/36(m)	806,666	608,702
Seaspan Corp.
5.500%, 8/1/29§	150,000	142,769

		2,794,763

Total Industrials		20,588,246

Information Technology (1.3%)
Communications Equipment (0.1%)
Motorola Solutions, Inc.
5.200%, 8/15/32	226,000	228,829

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp.
5.300%, 11/15/55	205,000	192,550
Arrow Electronics, Inc.
5.150%, 8/21/29	273,000	275,320
Flex Ltd.
5.375%, 11/13/35	144,000	141,026
Jabil, Inc.
4.750%, 2/1/33	117,000	113,786

		722,682

IT Services (0.2%)
CoreWeave, Inc.
9.250%, 6/1/30(x)§	60,000	58,575

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Kyndryl Holdings, Inc.
4.100%, 10/15/41(x)	$501,000	$346,958
VeriSign, Inc.
5.250%, 6/1/32	348,000	349,538
Wipro IT Services LLC
1.500%, 6/23/26(m)	200,000	198,534

		953,605

Semiconductors & Semiconductor Equipment (0.7%)
Foundry JV Holdco LLC
6.150%, 1/25/32§	500,000	522,166
5.875%, 1/25/34§	250,000	253,433
Marvell Technology, Inc.
5.950%, 9/15/33	501,000	531,493
NXP BV
4.850%, 8/19/32	225,000	221,679
Qnity Electronics, Inc.
6.250%, 8/15/33§	80,000	80,800
Qorvo, Inc.
3.375%, 4/1/31(x)§	163,000	146,689
Renesas Electronics Corp.
2.170%, 11/25/26§	660,000	649,749
SK hynix, Inc.
4.250%, 9/11/28§	969,000	964,106

		3,370,115

Software (0.2%)
AppLovin Corp.
5.375%, 12/1/31	133,000	134,110
AthenaHealth Group, Inc.
6.500%, 2/15/30§	135,000	126,900
Atlassian Corp.
5.250%, 5/15/29	225,000	225,884
Cloud Software Group, Inc.
9.000%, 9/30/29§	55,000	52,702
6.625%, 8/15/33§	70,000	61,600
Ellucian Holdings, Inc.
6.500%, 12/1/29§	95,000	92,734
OAK-Eagle Acquireco, Inc.
7.250%, 7/1/33§	65,000	67,470
8.750%, 7/1/34§	35,000	36,677
Roper Technologies, Inc.
4.250%, 9/15/28	82,000	81,429
UKG, Inc.
6.875%, 2/1/31§	145,000	140,891
Workday, Inc.
3.800%, 4/1/32	151,000	140,056

		1,160,453

Technology Hardware, Storage & Peripherals (0.0%)†
Dell, Inc.
6.500%, 4/15/38	123,000	130,503

Total Information Technology		6,566,187

Materials (1.3%)
Chemicals (0.2%)
Celanese US Holdings LLC
6.500%, 4/15/30(x)	45,000	45,900
6.750%, 4/15/33(x)	45,000	46,125
OCP SA
6.750%, 5/2/34(m)	400,000	416,552
Olin Corp.
6.625%, 4/1/33§	40,000	39,132
Orbia Advance Corp. SAB de CV
6.750%, 9/19/42(m)	200,000	158,370
5.875%, 9/17/44(m)	200,000	142,500
Solstice Advanced Materials, Inc.
5.625%, 9/30/33§	20,000	19,650
Unigel Luxembourg SA
(0.00%),13.500%, 12/31/27 PIK(k)§	22,114	433
(0.00%),13.500%, 12/31/27 PIK(k)(m)	31,056	608
(0.00%),11.000%, 12/31/28 PIK(k)(m)	111,125	1,074
(0.00%),11.000%, 12/31/28 PIK(k)§	25,841	250
Unigel Netherlands Holding Corp. BV
15.000%, 12/31/44 PIK(m)	131,402	—
WR Grace Holdings LLC
5.625%, 8/15/29§	125,000	114,219

		984,813

Containers & Packaging (0.1%)
CCL Industries, Inc.
3.050%, 6/1/30§	295,000	274,612
Clydesdale Acquisition Holdings, Inc.
6.750%, 4/15/32§	190,000	180,025
Sonoco Products Co.
4.600%, 9/1/29	75,000	74,604
5.000%, 9/1/34(x)	71,000	69,335

		598,576

Metals & Mining (1.0%)
Anglo American Capital plc
5.250%, 3/19/36§	230,000	225,490
AngloGold Ashanti Holdings plc
3.375%, 11/1/28	700,000	670,250
Aris Mining Corp.
8.000%, 10/31/29§	200,000	206,150
CAP SA
3.900%, 4/27/31§	400,000	332,847
3.900%, 4/27/31(m)	300,000	249,635
Corp. Nacional del Cobre de Chile
3.000%, 9/30/29(m)	700,000	654,675
CSN Resources SA
5.875%, 4/8/32(m)	600,000	366,750
Freeport-McMoRan, Inc.
4.375%, 8/1/28	300,000	297,532
5.250%, 9/1/29	200,000	201,622
Glencore Funding LLC
5.200%, 7/1/33§	289,000	289,101
Gold Fields Orogen Holdings BVI Ltd.
6.125%, 5/15/29(m)	400,000	407,500
Minsur SA
4.500%, 10/28/31(m)	600,000	563,334
Novelis Corp.
6.875%, 1/30/30§	70,000	70,590
Vale Overseas Ltd.
6.400%, 6/28/54	108,000	108,667
Volcan Cia Minera SAA
8.500%, 10/28/32§	300,000	305,220

		4,949,363

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Paper & Forest Products (0.0%)†
Suzano Netherlands BV
5.500%, 1/15/36	$290,000	$278,763

Total Materials		6,811,515

Real Estate (0.9%)
Diversified REITs (0.1%)
Equinix Europe 2 Financing Corp. LLC (REIT)
4.600%, 11/15/30	145,000	143,372
GLP Capital LP (REIT)
5.625%, 3/1/36	239,000	231,912
VICI Properties LP (REIT)
4.625%, 12/1/29§	285,000	280,131

		655,415

Health Care REITs (0.1%)
Omega Healthcare Investors, Inc. (REIT)
3.375%, 2/1/31	154,000	142,471
3.250%, 4/15/33(x)	165,000	145,138
Sabra Health Care LP (REIT)
3.200%, 12/1/31	158,000	142,415

		430,024

Hotel & Resort REITs (0.1%)
Park Intermediate Holdings LLC (REIT)
7.000%, 2/1/30§	155,000	156,902
RHP Hotel Properties LP (REIT)
6.500%, 6/15/33§	160,000	162,757
5.750%, 3/15/34§	60,000	59,208

		378,867

Industrial REITs (0.1%)
First Industrial LP (REIT)
5.250%, 1/15/31	347,000	349,527

Real Estate Management & Development (0.0%)†
Anywhere Real Estate Group LLC
5.250%, 4/15/30§	80,000	75,383
7.000%, 4/15/30§	85,000	84,997
9.750%, 4/15/30§	45,000	47,714

		208,094

Residential REITs (0.1%)
Essential Properties LP (REIT)
5.400%, 12/1/35	293,000	287,812
Store Capital LLC (REIT)
4.950%, 2/11/31§	51,000	50,591

		338,403

Retail REITs (0.0%)†
Phillips Edison Grocery Center Operating Partnership I LP (REIT)
5.750%, 7/15/34	211,000	216,464

Specialized REITs (0.4%)
American Tower Corp. (REIT)
3.375%, 10/15/26	700,000	696,545
5.550%, 7/15/33	136,000	139,395
3.700%, 10/15/49	100,000	71,367
Crown Castle, Inc. (REIT)
3.700%, 6/15/26	300,000	299,609
5.100%, 5/1/33	400,000	394,095
Extra Space Storage LP (REIT)
5.400%, 2/1/34	274,000	276,205

		1,877,216

Total Real Estate		4,454,010

Utilities (4.2%)
Electric Utilities (3.2%)
Adani Electricity Mumbai Ltd.
3.949%, 2/12/30(m)	200,000	182,700
3.867%, 7/22/31(m)	200,000	175,500
Adani Transmission Step-One Ltd.
4.250%, 5/21/36(m)	465,500	406,451
AEP Texas, Inc.
5.450%, 5/15/29	162,000	165,870
Series Q
5.200%, 4/15/36	105,000	103,235
AES Espana BV
5.700%, 5/4/28§	200,000	194,678
Alliant Energy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.08%), 5.750%, 4/1/56(k)	149,000	144,530
American Electric Power Co., Inc.
5.625%, 3/1/33	750,000	773,942
Arizona Public Service Co.
5.900%, 8/15/55	554,000	542,660
Buffalo Energy Mexico Holdings
7.875%, 2/15/39§	396,536	414,919
Chile Electricity Lux Mpc II Sarl
5.672%, 10/20/35§	194,174	195,937
5.672%, 10/20/35(m)	388,348	391,875
Chile Electricity Lux MPC Sarl
6.010%, 1/20/33(m)(x)	344,000	355,696
Chile Electricity PEC SpA
(Zero Coupon), 1/25/28§	518,186	466,186
Comision Federal de Electricidad
4.688%, 5/15/29(m)	200,000	196,124
6.450%, 1/24/35§	400,000	397,100
Commonwealth Edison Co.
5.950%, 6/1/55	270,000	273,706
Duke Energy Corp. 4.950%, 9/15/35	500,000	487,502
3.950%, 8/15/47	356,000	264,108
5.000%, 8/15/52	92,000	78,379
5.800%, 6/15/54	201,000	192,648
Duquesne Light Holdings, Inc.
3.616%, 8/1/27§	345,000	340,647
Electricite de France SA
4.875%, 9/21/38§	309,000	285,444
ENEL Finance International NV
4.125%, 9/30/28§	200,000	197,928
5.125%, 6/26/29(x)§	200,000	202,760

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.125%, 12/1/54(k)	$268,000	$273,360
Evergy Kansas Central, Inc.
5.700%, 3/15/53	283,000	276,144
Exelon Corp.
4.050%, 4/15/30	750,000	733,239
ITC Holdings Corp.
5.400%, 6/1/33§	250,000	253,609
Jersey Central Power & Light Co.
5.150%, 1/15/36§	750,000	745,444
JSW Hydro Energy Ltd.
4.125%, 5/18/31§	139,000	127,254
4.125%, 5/18/31(m)	556,000	509,018
Kentucky Utilities Co.
5.850%, 8/15/55	112,000	111,214
Mexico Generadora de Energia S de rl
5.500%, 12/6/32(m)	519,620	520,301
Minejesa Capital BV
4.625%, 8/10/30(m)	519,200	511,412
Mong Duong Finance Holdings BV
5.125%, 5/7/29(m)	289,691	285,491
NextEra Energy Capital Holdings, Inc.
2.440%, 1/15/32	500,000	441,050
5.900%, 3/15/55	138,000	134,607
NRG Energy, Inc.
6.000%, 2/1/33§	110,000	109,836
NSTAR Electric Co.
5.200%, 3/1/35	500,000	501,649
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.125%, 5/15/27(m)	600,000	594,996
Southern Co. (The)
Series 2025
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.07%), 6.375%, 3/15/55(k)	191,000	195,297
Series A
3.700%, 4/30/30	500,000	482,821
Star Energy Geothermal Wayang Windu Ltd.
6.750%, 4/24/33(m)	127,500	127,500
Tierra Mojada Luxembourg II Sarl
5.750%, 12/1/40(m)	168,684	159,736
Trans-Allegheny Interstate Line Co.
5.000%, 1/15/31§	527,000	534,338
Transelec SA
3.875%, 1/12/29(m)	500,000	484,450
Virginia Electric and Power Co.
5.550%, 8/15/54	96,000	90,511
Series A
3.500%, 3/15/27(x)	300,000	297,778
Series D
5.600%, 9/15/55	142,000	134,939
Vistra Operations Co. LLC
4.375%, 5/1/29§	145,000	141,556

		16,208,075

Gas Utilities (0.1%)
National Fuel Gas Co.
5.950%, 3/15/35	112,000	115,931
Southern Natural Gas Co. LLC
5.450%, 8/1/35§	143,000	144,949

		260,880

Independent Power and Renewable Electricity Producers (0.3%)
Cometa Energia SA de CV
6.375%, 4/24/35(m)	147,000	148,912
Constellation Energy Generation LLC
4.400%, 1/15/31	238,000	235,023
Emirates Semb Corp. Water & Power Co. PJSC
4.450%, 8/1/35§	500,000	457,560
Empresa Electrica Angamos SA
4.875%, 5/25/29(m)	60,800	54,721
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250%, 1/31/41§	198,101	198,101
7.250%, 1/31/41(m)	198,101	198,102
PSEG Power LLC
5.200%, 5/15/30§	90,000	91,098
Saavi Energia Sarl
8.875%, 2/10/35§	200,000	208,800
Talen Energy Supply LLC
6.250%, 2/1/34§	85,000	84,031

		1,676,348

Multi-Utilities (0.6%)
Black Hills Corp.
6.000%, 1/15/35	259,000	268,096
CMS Energy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.96%), 6.500%, 6/1/55(k)	138,000	139,553
Dominion Energy, Inc.
Series C
3.375%, 4/1/30	300,000	286,006
DTE Energy Co.
2.850%, 10/1/26	300,000	297,756
Empresas Publicas de Medellin ESP
4.375%, 2/15/31(m)	400,000	360,320
NiSource, Inc.
5.350%, 4/1/34	275,000	279,213
5.350%, 7/15/35	500,000	502,011
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.950%, 11/30/54(k)	137,000	139,939
5.850%, 4/1/55	237,000	230,504
Sempra
5.500%, 8/1/33(x)	500,000	515,429

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
WEC Energy Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.91%), 5.625%, 5/15/56(k)	$202,000	$197,202

		3,216,029

Water Utilities (0.0%)†
Essential Utilities, Inc.
5.125%, 3/15/36	119,000	117,364

Total Utilities		21,478,696

Total Corporate Bonds		117,214,434

Foreign Government Securities (0.8%)
Dominican Republic Government Bond
5.950%, 1/25/27(m)	300,000	301,500
5.500%, 2/22/29(m)	300,000	297,000
5.750%, 3/17/34§	150,000	142,800
Federative Republic of Brazil
4.750%, 1/14/50(x)	200,000	144,400
Kingdom of Morocco
2.375%, 12/15/27(m)	400,000	384,060
3.000%, 12/15/32(m)	300,000	257,250
Republic of Chile
2.450%, 1/31/31	200,000	182,000
Republic of Colombia
4.125%, 5/15/51	450,000	272,925
Republic of Guatemala
4.375%, 6/5/27(m)	500,000	495,000
4.875%, 2/13/28(m)	200,000	199,000
5.250%, 8/10/29(m)	300,000	298,800
Republic of Peru
2.844%, 6/20/30	200,000	186,000
Republic of Trinidad and Tobago
6.500%, 1/28/36§	200,000	198,000
United Mexican States
4.500%, 4/22/29	300,000	298,200
6.338%, 5/4/53	500,000	464,650

Total Foreign Government Securities		4,121,585

Mortgage-Backed Securities (21.8%)
FHLMC
4.650%, 12/1/28	2,727,000	2,749,566
2.500%, 1/1/43	185,234	164,489
3.000%, 7/1/45	152,179	138,212
3.000%, 8/1/45	240,355	218,269
3.000%, 4/1/47	690,387	622,939
4.000%, 10/1/48	134,857	128,629
FHLMC UMBS
2.000%, 5/1/51	1,661,495	1,351,231
2.000%, 9/1/51	3,005,121	2,482,453
3.000%, 3/1/52	3,604,128	3,224,429
2.500%, 4/1/52	3,555,871	3,052,495
2.500%, 5/1/52	3,590,861	3,089,264
5.000%, 12/1/52	1,784,103	1,773,080
5.000%, 5/1/53	4,231,595	4,214,707
5.000%, 6/1/53	2,523,934	2,524,114
5.500%, 11/1/53	1,082,339	1,102,590
6.000%, 11/1/53	2,415,555	2,517,580
5.500%, 2/1/54	4,194,594	4,278,312
6.000%, 4/1/54	2,273,830	2,350,328
5.500%, 5/1/54	1,997,230	2,034,600
6.000%, 9/1/54	1,564,127	1,612,350
6.000%, 4/1/55	3,256,378	3,340,389
FNMA
4.900%, 4/1/30	2,522,000	2,550,259
4.480%, 6/1/30	2,499,407	2,545,702
2.460%, 4/1/32	2,157,590	1,937,920
3.000%, 4/1/45	86,799	77,085
3.000%, 10/1/46	202,094	179,035
2.225%, 12/1/50	3,200,380	2,273,954
FNMA UMBS
3.000%, 3/1/43	742,555	676,857
5.500%, 11/1/44	988,211	998,672
3.000%, 9/1/46	447,143	403,110
3.000%, 10/1/46	1,420,959	1,281,028
3.000%, 12/1/46	971,439	875,775
3.500%, 12/1/46	718,366	669,397
3.000%, 2/1/47	1,521,368	1,371,074
3.000%, 12/1/48	1,828,862	1,648,763
2.000%, 2/1/51	5,913,418	4,860,900
3.000%, 6/1/51	3,727,119	3,341,451
2.000%, 12/1/51	1,411,527	1,144,412
2.500%, 3/1/52	2,126,650	1,817,622
2.500%, 4/1/52	6,797,443	5,816,065
5.000%, 7/1/52	1,407,193	1,400,698
5.000%, 5/1/53	1,741,363	1,726,795
5.000%, 11/1/53	1,257,879	1,246,176
5.500%, 3/1/54	2,029,613	2,067,590
5.500%, 6/1/54	2,600,917	2,655,272
6.000%, 6/1/54	1,540,440	1,590,847
5.500%, 7/1/54	1,218,327	1,244,550
6.000%, 8/1/54	678,513	703,672
5.500%, 8/1/55	1,171,321	1,187,290
5.500%, 9/1/55	1,331,385	1,342,629
GNMA
3.500%, 6/15/42	2,335,006	2,198,147
3.500%, 5/20/48	3,335,181	3,123,229
2.500%, 10/20/50	2,836,502	2,439,891
3.000%, 5/20/51	2,004,997	1,806,340
2.500%, 10/20/51	3,118,465	2,687,302
2.500%, 11/20/51	2,204,161	1,899,411
2.500%, 3/20/52	1,991,475	1,719,242
3.000%, 4/20/52	2,666,231	2,370,397

Total Mortgage-Backed Securities		110,848,585

U.S. Treasury Obligations (19.1%)
U.S. Treasury Bonds
1.375%, 11/15/40	64,200,000	41,419,028
1.750%, 8/15/41	9,000,000	6,025,658
1.250%, 5/15/50	6,400,000	3,044,181
1.875%, 2/15/51	14,300,000	7,960,255
4.250%, 8/15/54	3,000,000	2,694,375
U.S. Treasury Inflation Linked Notes
0.375%, 7/15/27 TIPS	1,595,556	1,594,782
1.625%, 10/15/27 TIPS	2,064,202	2,095,492
0.500%, 1/15/28 TIPS	1,608,680	1,595,857
U.S. Treasury Notes
3.875%, 8/15/34	31,350,000	30,566,250

Total U.S. Treasury Obligations		96,995,878

Total Long-Term Debt Securities (95.6%) (Cost $504,337,444)		485,449,806

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (0.0%)
Diversified Consumer Services (0.0%)
Stichting Administratiekantoor Unigel Creditors (ADR)(r)*	355	$—

Total Consumer Discretionary		—

Materials (0.0%)
Chemicals (0.0%)
Unigel Luxembourg SA(r)*	130	—

Total Materials		—

Total Common Stocks (0.0%) (Cost $–)		—

INVESTMENT COMPANIES:
Fixed Income (3.4%)
DoubleLine Emerging Markets Local Currency Bond Fund , Class I‡	1,315,446	12,259,959
DoubleLine Global Bond Fund , Class I‡	590,381	5,083,178

Total Investment Companies (3.4%) (Cost $18,363,850)		17,343,137

SHORT-TERM INVESTMENTS:
Investment Companies (0.8%)
BlackRock Liquidity FedFund, Institutional Shares 3.55% (7 day yield) (xx)	300,000	300,000
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	3,689,669	3,689,669

Total Investment Companies		3,989,669

Total Short-Term Investments (0.8%) (Cost $3,989,669)		3,989,669

Total Investments in Securities (99.8%) (Cost $526,690,963)		506,782,612
Other Assets Less Liabilities (0.2%)		849,341

Net Assets (100%)		$507,631,953

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, the market value of these securities amounted to $140,360,101 or 27.6% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2026. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2026.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2026.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the market value or fair value, as applicable, of these securities amounted to $22,469,665 or 4.4% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2026.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2026.

(xx)	At March 31, 2026, the Portfolio had loaned securities with a total value of $3,918,140. This was collateralized by cash of $3,989,669 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only

PIK — Payment-in Kind Security

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Emerging Markets Local Currency Bond Fund, Class I	1,315,446	10,430,784	2,300,000	—	—	(470,825)	12,259,959	—	—
DoubleLine Global Bond Fund, Class I	590,381	5,207,158	—	—	—	(123,980)	5,083,178	41,668	—

Total		15,637,942	2,300,000	—	—	(594,805)	17,343,137	41,668	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$83,715,008	$—		$83,715,008
Collateralized Mortgage Obligations	—	31,928,082	—		31,928,082
Commercial Mortgage-Backed Securities	—	40,626,234	—		40,626,234
Common Stocks
Consumer Discretionary	—	—	—	(a)	—	(a)
Materials	—	—	—	(a)	—	(a)
Corporate Bonds
Communication Services	—	6,550,891	722		6,551,613
Consumer Discretionary	—	8,534,590	—		8,534,590
Consumer Staples	—	3,286,606	—		3,286,606
Energy	—	12,935,637	—		12,935,637
Financials	—	20,502,101	—		20,502,101
Health Care	—	5,505,233	—		5,505,233
Industrials	—	20,588,246	—		20,588,246
Information Technology	—	6,566,187	—		6,566,187
Materials	—	6,811,515	—		6,811,515
Real Estate	—	4,454,010	—		4,454,010
Utilities	—	21,478,696	—		21,478,696
Foreign Government Securities	—	4,121,585	—		4,121,585
Investment Companies	17,343,137	—	—		17,343,137
Mortgage-Backed Securities	—	110,848,585	—		110,848,585
Short-Term Investments
Investment Companies	3,989,669	—	—		3,989,669
U.S. Treasury Obligations	—	96,995,878	—		96,995,878

Total Assets	$21,332,806	$485,449,084	$722		$506,782,612

Total	$21,332,806	$485,449,084	$722		$506,782,612

(a)	Value is zero.

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,597,885
Aggregate gross unrealized depreciation	(24,060,214)

Net unrealized depreciation	$(20,462,329)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$527,244,941

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.9%)
Diversified Telecommunication Services (1.6%)
Comcast Corp., Class A	252,455	$7,247,983

Entertainment (1.3%)
Warner Music Group Corp., Class A	219,097	5,595,737

Total Communication Services		12,843,720

Consumer Staples (12.3%)
Beverages (2.1%)
Coca-Cola Europacific Partners plc	100,039	9,070,536

Food Products (1.6%)
Tyson Foods, Inc., Class A	111,459	7,141,178

Household Products (3.7%)
Clorox Co. (The)	51,630	5,350,417
Procter & Gamble Co. (The)	76,461	11,044,027

		16,394,444

Personal Care Products (2.4%)
Unilever plc (ADR)(x)	189,032	10,769,153

Tobacco (2.5%)
Philip Morris International, Inc.	67,006	11,078,772

Total Consumer Staples		54,454,083

Energy (9.6%)
Oil, Gas & Consumable Fuels (9.6%)
Chevron Corp.	86,638	17,925,402
Enbridge, Inc.	198,536	10,748,739
Phillips 66	76,357	13,910,718

Total Energy		42,584,859

Financials (18.1%)
Banks (6.9%)
Bank of Nova Scotia (The)	117,794	8,164,302
JPMorgan Chase & Co.	44,667	13,139,245
Wells Fargo & Co.	117,719	9,371,610

		30,675,157

Capital Markets (3.5%)
Charles Schwab Corp. (The)	73,118	6,871,629
Northern Trust Corp.	62,117	8,669,670

		15,541,299

Financial Services (1.6%)
Fidelity National Information Services, Inc.	150,802	7,074,122

Insurance (6.1%)
Chubb Ltd.	38,392	12,513,104
Everest Group Ltd.	21,055	6,881,827
First American Financial Corp.	125,747	7,581,287

		26,976,218

Total Financials		80,266,796

Health Care (14.3%)
Health Care Equipment & Supplies (4.1%)
GE HealthCare Technologies, Inc.	109,079	7,764,243
Medtronic plc	123,274	10,681,692

		18,445,935

Health Care Providers & Services (3.3%)
Humana, Inc.	43,910	7,613,555
UnitedHealth Group, Inc.	25,457	6,888,409

		14,501,964

Pharmaceuticals (6.9%)
Merck & Co., Inc.	151,442	18,216,958
Sanofi SA (ADR)	254,619	12,267,544

		30,484,502

Total Health Care		63,432,401

Industrials (7.7%)
Aerospace & Defense (4.0%)
General Dynamics Corp.	32,399	11,119,985
L3Harris Technologies, Inc.	19,908	6,871,246

		17,991,231

Building Products (1.8%)
Johnson Controls International plc	60,485	7,920,511

Machinery (1.9%)
Fortive Corp.	150,512	8,320,303

Total Industrials		34,232,045

Information Technology (4.7%)
Semiconductors & Semiconductor Equipment (1.8%)
Microchip Technology, Inc.	126,424	8,168,255

Software (1.0%)
Oracle Corp.	28,889	4,249,861

Technology Hardware, Storage & Peripherals (1.9%)
Hewlett Packard Enterprise Co.	349,734	8,327,166

Total Information Technology		20,745,282

Materials (7.5%)
Chemicals (7.5%)
Air Products and Chemicals, Inc.	50,011	14,527,695
DuPont de Nemours, Inc.	265,198	12,146,069
International Flavors & Fragrances, Inc.	94,418	6,850,026

Total Materials		33,523,790

Real Estate (7.6%)
Industrial REITs (3.0%)
Prologis, Inc. (REIT)	99,665	13,173,719

Residential REITs (1.7%)
Mid-America Apartment Communities, Inc. (REIT)	63,031	7,697,346

Specialized REITs (2.9%)
Public Storage (REIT)	47,710	12,923,685

Total Real Estate		33,794,750

Utilities (10.9%)
Electric Utilities (9.4%)
Entergy Corp.	116,158	13,051,513
Pinnacle West Capital Corp.	148,867	14,998,350
Xcel Energy, Inc.	172,320	13,689,101

		41,738,964

Water Utilities (1.5%)
American Water Works Co., Inc.	50,675	6,896,361

Total Utilities		48,635,325

Total Common Stocks (95.6%) (Cost $333,965,304)		424,513,051

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
MASTER LIMITED PARTNERSHIPS:
Energy (3.6%)
Oil, Gas & Consumable Fuels (3.6%)
Plains GP Holdings LP, Class A (Cost $8,094,048)	656,261	$15,934,017

SHORT-TERM INVESTMENTS:
Investment Companies (2.1%)
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	9,378,294	9,378,294

Total Short-Term Investments (2.1%) (Cost $9,378,294)		9,378,294

Total Investments in Securities (101.3%) (Cost $351,437,646)		449,825,362
Other Assets Less Liabilities (-1.3%)		(5,633,306)

Net Assets (100%)		$444,192,056

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)	At March 31, 2026, the Portfolio had loaned securities with a total value of $8,722,962. This was collateralized by cash of $9,378,294 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$12,843,720	$—	$—	$12,843,720
Consumer Staples	54,454,083	—	—	54,454,083
Energy	42,584,859	—	—	42,584,859
Financials	80,266,796	—	—	80,266,796
Health Care	63,432,401	—	—	63,432,401
Industrials	34,232,045	—	—	34,232,045
Information Technology	20,745,282	—	—	20,745,282
Materials	33,523,790	—	—	33,523,790
Real Estate	33,794,750	—	—	33,794,750
Utilities	48,635,325	—	—	48,635,325
Master Limited Partnerships			—
Energy	15,934,017	—	—	15,934,017
Short-Term Investments
Investment Companies	9,378,294	—	—	9,378,294

Total Assets	$449,825,362	$—	$—	$449,825,362

Total Liabilities	$—	$—	$—	$—

Total	$449,825,362	$—	$—	$449,825,362

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$126,323,611
Aggregate gross unrealized depreciation	(28,058,180)

Net unrealized appreciation	$98,265,431

Federal income tax cost of investments in securities and derivative instruments, if applicable	$351,559,931

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (18.5%)
Diversified Telecommunication Services (3.2%)
Altaba, Inc.*	102,200	$137,970
IHS Holding Ltd.*	3,000	24,690
Koninklijke KPN NV	90,000	500,573
Liberty Global Ltd., Class A*	75,000	906,750
Liberty Global Ltd., Class C*	20,000	234,600
Telesat Corp.(x)*	101,500	3,674,300

		5,478,883

Entertainment (5.8%)
Atlanta Braves Holdings, Inc., Class A(x)*	90,700	4,276,505
Electronic Arts, Inc.	1,600	326,192
Madison Square Garden Sports Corp.*	11,500	3,696,100
Warner Bros Discovery, Inc.*	54,000	1,482,840

		9,781,637

Interactive Media & Services (0.0%)†
Grindr, Inc.*	800	9,672

Media (5.4%)
Beasley Broadcast Group, Inc., Class A(x)*	13,000	43,420
Clear Channel Outdoor Holdings, Inc.*	800,000	1,896,000
EchoStar Corp., Class A(x)*	15,000	1,756,050
EW Scripps Co. (The), Class A*	140,000	520,800
Fox Corp., Class B	81,000	4,301,100
Lee Enterprises, Inc.*	84,400	726,684

		9,244,054

Wireless Telecommunication Services (4.1%)
Array Digital Infrastructure, Inc.	55,000	2,537,700
Millicom International Cellular SA	30,200	2,263,188
Orange Belgium SA*	30,000	699,579
Telephone and Data Systems, Inc.	36,000	1,515,600

		7,016,067

Total Communication Services		31,530,313

Consumer Discretionary (5.0%)
Automobile Components (0.1%)
Dauch Corp.(x)*	35,240	199,635

Broadline Retail (0.1%)
Macy’s, Inc.	8,500	153,765

Distributors (0.1%)
Bapcor Ltd.(x)	50,000	21,029
LKQ Corp.	6,300	185,031

		206,060

Hotels, Restaurants & Leisure (1.4%)
Caesars Entertainment, Inc.*	1,000	26,430
Entain plc	25,000	188,779
Golden Entertainment, Inc.	35,000	934,150
Nathan’s Famous, Inc.	12,000	1,208,760
Playtech plc	6,000	26,623
Target Hospitality Corp.*	3,500	32,480

		2,417,222

Household Durables (2.8%)
Lennar Corp., Class B	25,000	2,103,000
Nobility Homes, Inc.	16,500	470,415
Sony Group Corp. (ADR)(x)	86,500	1,790,550
Tri Pointe Homes, Inc.*	10,000	467,300

		4,831,265

Specialty Retail (0.3%)
Advance Auto Parts, Inc.(x)	3,000	158,250
Sportsman’s Warehouse Holdings, Inc.*	198,000	279,180
Yamada Holdings Co. Ltd.(x)	12,400	41,321

		478,751

Textiles, Apparel & Luxury Goods (0.2%)
Capri Holdings Ltd.*	14,000	246,680

Total Consumer Discretionary		8,533,378

Consumer Staples (1.6%)
Consumer Staples Distribution & Retail (0.4%)
Albertsons Cos., Inc., Class A	42,000	715,680

Food Products (1.2%)
Farmer Bros Co.*	12,000	15,240
GrainCorp Ltd., Class A	6,000	27,512
SunOpta, Inc.*	300,000	1,944,000

		1,986,752

Personal Care Products (0.0%)†
Kenvue, Inc.	1,500	25,860

Total Consumer Staples		2,728,292

Energy (1.3%)
Energy Equipment & Services (0.9%)
DMC Global, Inc.*	8,000	41,680
SLB Ltd.	30,500	1,567,395

		1,609,075

Oil, Gas & Consumable Fuels (0.4%)
Alvopetro Energy Ltd.(x)	88,200	604,231
Gulf Coast Ultra Deep Royalty Trust*	550,000	19,239

		623,470

Total Energy		2,232,545

Financials (3.5%)
Banks (2.1%)
First Horizon Corp.	58,200	1,324,632
Flushing Financial Corp.	65,000	998,400
Horizon Bancorp, Inc.	13,000	215,410
Huntington Bancshares, Inc.	39,600	619,740
Renasant Corp.	5,000	180,650
SouthState Bank Corp.	1,200	111,024
Towne Bank	2,100	70,707

		3,520,563

Capital Markets (1.1%)
Allfunds Group plc	1,000	10,007
BKF Capital Group, Inc.*	2,434	97,360
DigitalBridge Group, Inc.	35,000	539,700
Janus Henderson Group plc	25,000	1,284,250

		1,931,317

Financial Services (0.3%)
Cantaloupe, Inc.*	17,000	183,770
International Money Express, Inc.*	12,000	189,600
Sony Financial Group, Inc. (ADR)*	15,000	67,650

		441,020

Insurance (0.0%)†
Brighthouse Financial, Inc.*	500	29,940

Total Financials		5,922,840

Health Care (4.5%)
Biotechnology (1.0%)
Amicus Therapeutics, Inc.*	40,000	578,400
Apellis Pharmaceuticals, Inc.*	21,000	844,830

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Arcellx, Inc.*	500	$57,410
Atrium Therapeutics, Inc.*	350	4,680
BioCryst Pharmaceuticals, Inc.*	2,360	22,467
GRAIL, Inc.*	400	20,672
Grifols SA (ADR)	24,000	192,480

		1,720,939

Health Care Equipment & Supplies (2.8%)
Bioventus, Inc., Class A*	2,000	18,260
FONAR Corp.*	3,451	64,050
Globus Medical, Inc., Class A*	12,500	1,077,000
Hologic, Inc.*	12,000	907,080
ICU Medical, Inc.*	500	64,575
Innocoll Biotherapeutics Holdings Ltd.(r)*	125,000	—
LENSAR, Inc.(x)*	33,000	196,680
Masimo Corp.*	9,500	1,689,765
Penumbra, Inc.*	400	131,348
QuidelOrtho Corp.*	12,000	197,160
STAAR Surgical Co.*	20,000	374,000

		4,719,918

Health Care Providers & Services (0.4%)
Cross Country Healthcare, Inc.*	23,500	220,900
Enhabit, Inc.*	15,100	212,759
Select Medical Holdings Corp.	22,000	358,380

		792,039

Life Sciences Tools & Services (0.0%)†
Illumina, Inc.*	200	24,652

Pharmaceuticals (0.3%)
Viatris, Inc.	36,000	486,360

Total Health Care		7,743,908

Industrials (9.1%)
Aerospace & Defense (1.3%)
Boeing Co. (The)*	5,700	1,134,471
Hexcel Corp.	12,700	1,027,811

		2,162,282

Commercial Services & Supplies (0.1%)
UniFirst Corp.	450	113,215

Construction & Engineering (0.2%)
Great Lakes Dredge & Dock Corp.*	20,000	340,000

Ground Transportation (0.0%)†
Norfolk Southern Corp.	200	57,400

Machinery (6.1%)
Albany International Corp., Class A	7,000	365,470
CFT SpA(r)*	25,000	99,692
Chart Industries, Inc.*	28,000	5,789,000
Mueller Industries, Inc.	8,800	975,040
Mueller Water Products, Inc., Class A	10,000	274,900
Nilfisk Holding A/S*	30,000	645,413
Park-Ohio Holdings Corp.	25,000	601,000
Stratasys Ltd.*	41,000	320,210
Valmet OYJ	13,000	370,711
Velan, Inc.(x)	75,000	854,540

		10,295,976

Marine Transportation (0.0%)†
Genco Shipping & Trading Ltd.	300	6,765
ZIM Integrated Shipping Services Ltd.	300	7,905

		14,670

Professional Services (0.2%)
CSG Systems International, Inc.	5,000	399,700
Ework Group AB(x)	1,441	10,380

		410,080

Trading Companies & Distributors (1.2%)
Air Lease Corp., Class A	13,500	876,690
Herc Holdings, Inc.	2,200	219,010
McGrath RentCorp	9,200	1,014,576

		2,110,276

Total Industrials		15,503,899

Information Technology (2.6%)
Electronic Equipment, Instruments & Components (0.9%)
Rogers Corp.*	14,200	1,524,086

IT Services (0.2%)
Datagroup SE	3,000	256,462

Semiconductors & Semiconductor Equipment (0.2%)
Silicon Laboratories, Inc.*	1,500	312,225
SkyWater Technology, Inc.*	900	24,669
Veeco Instruments, Inc.*	2,200	74,492

		411,386

Software (1.3%)
Clearwater Analytics Holdings, Inc., Class A*	4,000	94,600
Gen Digital, Inc.	23,700	446,271
Onestream, Inc., Class A*	15,000	360,000
Pinewood Technologies Group plc(x)*	11,000	30,845
PSI Software SE(x)*	1,000	51,936
SEMrush Holdings, Inc., Class A*	95,934	1,145,452
Yext, Inc.*	10,000	38,400

		2,167,504

Total Information Technology		4,359,438

Materials (8.4%)
Chemicals (0.2%)
Mativ Holdings, Inc.	37,500	326,250

Construction Materials (2.1%)
Vulcan Materials Co.	13,200	3,594,360

Containers & Packaging (4.4%)
Amcor plc	65,250	2,593,688
Myers Industries, Inc.	52,000	1,101,360
Sealed Air Corp.	90,000	3,784,500

		7,479,548

Metals & Mining (1.7%)
Kinross Gold Corp.	5,960	182,214
Newmont Corp.	9,000	974,250
Orogen Royalties, Inc.*	12,500	32,798
Pan American Silver Corp.	24,200	1,323,859
Royal Gold, Inc.	500	127,245
Tredegar Corp.*	24,000	190,800

		2,831,166

Total Materials		14,231,324

Real Estate (1.0%)
Hotel & Resort REITs (0.4%)
Ryman Hospitality Properties, Inc. (REIT)	7,500	692,025

Office REITs (0.0%)†
Peakstone Realty Trust (REIT)	3,000	62,670

Real Estate Management & Development (0.2%)
Corem Property Group AB, Class B	7,500	2,656

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Kennedy-Wilson Holdings, Inc.	30,000	$324,600

		327,256

Residential REITs (0.1%)
Veris Residential, Inc. (REIT)	8,000	150,960

Specialized REITs (0.3%)
Millrose Properties, Inc. (REIT)	16,000	448,000

Total Real Estate		1,680,911

Utilities (12.5%)
Electric Utilities (3.5%)
Evergy, Inc.	15,000	1,228,800
Portland General Electric Co.	10,000	527,700
TXNM Energy, Inc.	71,000	4,150,660

		5,907,160

Gas Utilities (5.8%)
National Fuel Gas Co.	54,400	5,111,424
Southwest Gas Holdings, Inc.	55,500	4,822,950

		9,934,374

Independent Power and Renewable Electricity Producers (1.2%)
AES Corp. (The)	128,000	1,803,520
Alerion Cleanpower SpA(x)	8,000	188,781

		1,992,301

Multi-Utilities (1.4%)
Avista Corp.	56,000	2,247,840
Northwestern Energy Group, Inc.	1,000	65,940

		2,313,780

Water Utilities (0.6%)
Essential Utilities, Inc.	1,000	40,270
Severn Trent plc	26,000	1,067,590

		1,107,860

Total Utilities		21,255,475

Total Common Stocks (68.0%) (Cost $93,823,010)		115,722,323

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)†
Food Products (0.0%)†
Contraf-Nicotex-Tobacco GmbH, CVR*	15,000	3,000
TreeHouse Foods, Inc., CVR*	10,000	17,500

Total Consumer Staples		20,500

Health Care (0.2%)
Biotechnology (0.2%)
89bio, Inc., CVR*	25,000	7,500
Akero Therapeutics, Inc., CVR*	15,000	7,500
Akouos, Inc., CVR(x)*	141,148	70,574
Albireo Pharma, Inc., CVR*	3,000	6,750
Ambit Biosciences Corp., CVR(r)*	20,000	—
Blueprint Medicines Corp., CVR*	22,200	8,880
Checkpoint Therapeutics, Inc., CVR(r)*	10,000	1,200
Chinook Therapeutics, Inc., CVR*	125,000	25,000
Epizyme, Inc., CVR*	10,000	200
Fusion Pharmaceuticals, Inc., CVR*	6,000	3,000
Gracell Biotechnologies, Inc., CVR*	100,000	4,000
Icosavax, Inc., CVR*	30,000	9,000
Mersana Therapeutics, Inc., CVR(r)*	10,000	21,225
Metsera, Inc., CVR (x)*	4,000	18,000
Mirati Therapeutics, Inc., CVR(r)*	70,000	35,000
Poseida Therapeutics, Inc., CVR(r)*	20,000	7,500
Regulus Therapeutics, Inc., CVR*	40,000	40,000
Sage Therapeutics, Inc., CVR*	100,000	35,000
Sigilon Therapeutics, Inc., CVR(r)*	500	2,831
Verve Therapeutics, Inc., CVR*	30,000	15,000
Vigil Neuroscience, Inc., CVR*	75,000	3,750

		321,910

Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR*	21,000	33,600
Monogram Technologies, Inc., CVR(r)*	2,000	1,400

		35,000

Pharmaceuticals (0.0%)†
Alimera Sciences, Inc., CVR(x)*	100,000	1,000
Avadel Pharmaceuticals plc, CVR *	15,000	8,250
Landos Biopharma, Inc., CVR(r)*	4,000	7,530
Opiant Pharmaceuticals, Inc., CVR*	10,000	5,000
scPharmaceuticals, Inc., CVR*	14,000	4,200

		25,980

Total Health Care		382,890

Information Technology (0.0%)†
IT Services (0.0%)†
Flexion, Inc., CVR*	1,000	100

Software (0.0%)†
Gen Digital, Inc., CVR, expiring 4/21/30*	18,000	8,689

Total Information Technology		8,789

Materials (0.1%)
Metals & Mining (0.0%)†
Kinross Gold Corp., expiring 2/25/32*	14,000	20,580

Paper & Forest Products (0.1%)
Resolute Forest Products, Inc., CVR*	45,000	67,500

Total Materials		88,080

Total Rights (0.3%) (Cost $477,765)		500,259

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (31.5%)
Allspring Government Money Market Fund, Select Shares 3.60% (7 day yield) (xx)	4,000,000	4,000,000
BlackRock Liquidity FedFund, Institutional Shares 3.55% (7 day yield) (xx)	100,000	100,000
Dreyfus Treasury Obligations Cash Management Fund 3.54% (7 day yield) (xx)	100,000	100,000
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	3,031,131	3,031,131

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	46,343,875	$46,348,509

Total Investment Companies		53,579,640

Total Short-Term Investments (31.5%) (Cost $53,576,601)		53,579,640

Total Investments in Securities (99.8%) (Cost $147,877,376)		169,802,222
Other Assets Less Liabilities (0.2%)		420,837

Net Assets (100%)		$170,223,059

*	Non-income producing.

†	Percent shown is less than 0.05%.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $7,298,122. This was collateralized by $358,325 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.375%, maturing 4/15/26 – 11/15/55 and by cash of $7,231,131 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$30,192,191	$1,338,122	$—		$31,530,313
Consumer Discretionary	7,585,576	947,802	—		8,533,378
Consumer Staples	2,700,780	27,512	—		2,728,292
Energy	2,232,545	—	—		2,232,545
Financials	5,815,473	107,367	—		5,922,840
Health Care	7,743,908	—	—	(a)	7,743,908
Industrials	14,377,703	1,026,504	99,692		15,503,899
Information Technology	4,020,195	339,243	—		4,359,438
Materials	14,231,324	—	—		14,231,324
Real Estate	1,678,255	2,656	—		1,680,911
Utilities	19,999,104	1,256,371	—		21,255,475
Rights
Consumer Staples	—	20,500	—		20,500
Health Care	—	306,204	76,686		382,890
Information Technology	8,689	100	—		8,789
Materials	20,580	67,500	—		88,080
Short-Term Investments
Investment Companies	53,579,640	—	—		53,579,640

Total Assets	$164,185,963	$5,439,881	$176,378		$169,802,222

Total Liabilities	$—	$—	$—		$—

Total	$164,185,963	$5,439,881	$176,378		$169,802,222

(a)	Value is zero.

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,032,164
Aggregate gross unrealized depreciation	(8,916,336)

Net unrealized appreciation	$21,115,828

Federal income tax cost of investments in securities and derivative instruments, if applicable	$148,686,394

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.7%)
Diversified Telecommunication Services (1.8%)
Anterix, Inc.*	270,000	$10,311,300
Grupo Televisa SAB (ADR)	5,000,000	14,550,000
Liberty Global Ltd., Class A(x)*	155,000	1,873,950
Liberty Global Ltd., Class C*	230,000	2,697,900
Liberty Latin America Ltd., Class A*	750,000	6,480,000
Liberty Latin America Ltd., Class C(x)*	13,000	114,660
Shenandoah Telecommunications Co.(x)	270,000	4,163,400
Sunrise Communications AG, Class A(x)	52,000	3,101,985
Telesat Corp.*	676,000	24,471,200
Verizon Communications, Inc.	43,500	2,183,700

		69,948,095

Entertainment (5.5%)
Atlanta Braves Holdings, Inc., Class A(x)*	375,000	17,681,250
Atlanta Braves Holdings, Inc., Class C*	255,000	10,888,500
IMAX Corp.*	54,200	2,060,142
Lionsgate Studios Corp.*	345,000	3,308,550
Live Nation Entertainment, Inc.*	237,000	36,144,870
Madison Square Garden Entertainment Corp., Class A*	296,000	17,437,360
Madison Square Garden Sports Corp.*	175,500	56,405,700
Manchester United plc, Class A(x)*	42,000	706,440
Marcus Corp. (The)	659,500	11,323,615
Reading International, Inc., Class A*	310,000	350,300
Reading International, Inc., Class B(x)*	34,000	306,000
Sphere Entertainment Co.*	337,000	39,563,800
Starz Entertainment Corp.	31,000	356,500
Take-Two Interactive Software, Inc.*	57,000	11,257,500
TKO Group Holdings, Inc., Class A	20,000	4,033,000
Warner Bros Discovery, Inc.*	40,000	1,098,400

		212,921,927

Interactive Media & Services (0.0%)†
Cars.com, Inc.*	20,000	162,400

Media (1.6%)
AMC Networks, Inc., Class A(x)*	220,002	1,493,814
Beasley Broadcast Group, Inc., Class A(x)*	37,000	123,580
Clear Channel Outdoor Holdings, Inc.(x)*	5,300,000	12,561,000
Corus Entertainment, Inc., Class B*	100,000	2,156
EchoStar Corp., Class A(x)*	37,000	4,331,590
Entravision Communications Corp., Class A	570,000	1,692,900
EW Scripps Co. (The), Class A*	1,320,000	4,910,400
Gray Media, Inc.	319,300	1,385,762
Gray Media, Inc., Class A	60,000	744,600
Lee Enterprises, Inc.*	218,400	1,880,424
Nexstar Media Group, Inc., Class A	34,600	6,256,718
Omnicom Group, Inc.	117,500	8,848,925
Salem Media Group, Inc., Class A(x)*	143,000	58,730
Sinclair, Inc.	1,175,000	15,204,500
Sirius XM Holdings, Inc.(x)	114,200	2,635,736
Townsquare Media, Inc., Class A(x)	246,000	1,335,780

		63,466,615

Wireless Telecommunication Services (0.8%)
Array Digital Infrastructure, Inc.	194,500	8,974,230
Gogo, Inc.*	330,000	1,326,600
Rogers Communications, Inc., Class B	200,000	7,690,000
Telephone and Data Systems, Inc.	354,000	14,903,400

		32,894,230

Total Communication Services		379,393,267

Consumer Discretionary (13.4%)
Automobile Components (2.8%)
BorgWarner, Inc.	238,500	12,941,010
Brembo NV(x)	1,000,088	9,510,281
Dana, Inc.	681,000	22,915,650
Garrett Motion, Inc.	1,080,000	19,623,600
Gentex Corp.	200,000	4,370,000
Gentherm, Inc.*	12,000	333,360
Phinia, Inc.	45,800	3,134,552
Standard Motor Products, Inc.	484,000	16,814,160
Stoneridge, Inc.(x)*	200,000	966,000
Strattec Security Corp.*‡	222,300	17,414,982

		108,023,595

Automobiles (0.1%)
Thor Industries, Inc.	4,000	319,560
Winnebago Industries, Inc.	166,000	5,144,340

		5,463,900

Diversified Consumer Services (0.7%)
Matthews International Corp., Class A	771,000	19,907,220
Universal Technical Institute, Inc.*	182,000	6,570,200

		26,477,420

Hotels, Restaurants & Leisure (2.8%)
Biglari Holdings, Inc., Class A(x)*‡	9,500	16,555,555
Boyd Gaming Corp.	153,000	12,573,540
Brightstar Lottery plc	60,000	764,400
Canterbury Park Holding Corp.(x)‡	321,000	4,943,400
Cheesecake Factory, Inc. (The)(x)	304,500	16,671,375
Churchill Downs, Inc.	153,000	13,743,990
Cracker Barrel Old Country Store, Inc.(x)	76,500	2,150,415
Full House Resorts, Inc.*	535,000	1,203,750
Golden Entertainment, Inc.	325,000	8,674,250
Inspired Entertainment, Inc.(x)*	275,000	1,960,750
Krispy Kreme, Inc.	41,000	138,990
Las Vegas Sands Corp.	43,500	2,343,780
Nathan’s Famous, Inc.‡	205,000	20,649,650
Ollamani SAB*	790,000	3,228,673
Rock Field Co. Ltd.(x)	206,000	1,826,141

		107,428,659

Household Durables (1.7%)
Bassett Furniture Industries, Inc.	394,104	5,576,572
Cavco Industries, Inc.*	59,700	28,912,113
Champion Homes, Inc.*	162,200	12,062,814
Ethan Allen Interiors, Inc.	25,000	556,500
La-Z-Boy, Inc.	133,000	4,274,620
Lennar Corp., Class B	100,000	8,412,000
Lifetime Brands, Inc.	178,000	1,021,720
Nobility Homes, Inc.‡	223,000	6,357,730

		67,174,069

Leisure Products (0.6%)
American Outdoor Brands, Inc.*	280,000	2,615,200
Brunswick Corp.	56,500	4,110,940
Clarus Corp.	350,000	952,000
Johnson Outdoors, Inc., Class A	307,500	14,301,825
Marine Products Corp.	285,100	2,072,677
Sturm Ruger & Co., Inc.	22,000	881,980
Universal Entertainment Corp.(x)*	55,000	233,350

		25,167,972

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Specialty Retail (4.5%)
1-800-Flowers.com, Inc., Class A(x)*	1,032,000	$3,137,280
Advance Auto Parts, Inc.(x)	100,000	5,275,000
Arko Corp.	80,000	444,800
AutoNation, Inc.*	260,000	50,767,600
Bowlin Travel Centers, Inc.*	94,000	364,720
Lands’ End, Inc.*	297,200	3,340,528
Monro, Inc.	895,000	14,355,800
O’Reilly Automotive, Inc.*	150,000	13,846,500
Penske Automotive Group, Inc.	393,000	58,761,360
Pets at Home Group plc	179,200	432,193
Sally Beauty Holdings, Inc.*	672,000	9,307,200
Sportsman’s Warehouse Holdings, Inc.*	450,000	634,500
Tractor Supply Co.	235,000	10,645,500
Valvoline, Inc.(x)*	90,000	3,031,200

		174,344,181

Textiles, Apparel & Luxury Goods (0.2%)
Capri Holdings Ltd.*	5,000	88,100
Movado Group, Inc.	220,000	5,372,400
Wolverine World Wide, Inc.	53,500	873,120

		6,333,620

Total Consumer Discretionary		520,413,416

Consumer Staples (4.9%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	5,800	1,336,320
Brown-Forman Corp., Class A(x)	86,000	2,303,940
Crimson Wine Group Ltd.*	364,200	1,606,122
Davide Campari-Milano NV(x)	380,000	2,706,432

		7,952,814

Consumer Staples Distribution & Retail (1.2%)
Ingles Markets, Inc., Class A‡	462,900	41,610,081
Village Super Market, Inc., Class A	140,500	5,933,315

		47,543,396

Food Products (1.3%)
Calavo Growers, Inc.	325,000	8,381,750
Canada Packers, Inc.	37,000	536,475
Farmer Bros Co.*	725,000	920,750
Flowers Foods, Inc.	60,000	489,000
Hain Celestial Group, Inc. (The)*	270,000	188,406
Ingredion, Inc.	13,500	1,520,910
J & J Snack Foods Corp.	43,000	3,408,610
John B Sanfilippo & Son, Inc.	125,000	9,916,250
Lifeway Foods, Inc.*	172,000	3,326,480
Limoneira Co.	290,000	3,891,800
Maple Leaf Foods, Inc.	135,000	2,911,365
Post Holdings, Inc.*	92,000	9,095,120
Premier Foods plc	1,020,000	2,509,740
Simply Good Foods Co. (The)*	10,000	143,500
Tootsie Roll Industries, Inc.	71,800	3,067,296

		50,307,452

Household Products (2.0%)
Church & Dwight Co., Inc.	100,000	9,332,000
Energizer Holdings, Inc.	510,000	8,374,200
Oil-Dri Corp. of America‡	720,500	46,897,345
Spectrum Brands Holdings, Inc.	78,000	5,748,600
WD-40 Co.	37,500	7,647,750

		77,999,895

Personal Care Products (0.2%)
BellRing Brands, Inc.*	80,000	1,287,200
Edgewell Personal Care Co.	219,000	4,673,460
United-Guardian, Inc.	156,888	1,040,168

		7,000,828

Total Consumer Staples		190,804,385

Energy (1.7%)
Energy Equipment & Services (0.9%)
Innovex International, Inc.*	750,000	18,292,500
KLX Energy Services Holdings, Inc.*	35,000	91,000
Oceaneering International, Inc.*	185,000	6,561,950
RPC, Inc.	1,445,000	10,230,600

		35,176,050

Oil, Gas & Consumable Fuels (0.8%)
APA Corp.	65,000	2,758,600
CNX Resources Corp.*	190,000	7,324,500
Navigator Holdings Ltd.	403,000	7,789,990
ONEOK, Inc.	131,500	11,886,285

		29,759,375

Total Energy		64,935,425

Financials (2.8%)
Banks (1.5%)
Ameris Bancorp	33,300	2,597,067
Atlantic Union Bankshares Corp.	148,000	5,289,520
Capital City Bank Group, Inc.	4,700	204,262
Capitol Federal Financial, Inc.	39,500	281,635
Colony Bankcorp, Inc.	12,800	255,616
Eagle Bancorp, Inc.	171,200	4,257,744
Farmers & Merchants Bank of Long Beach	270	2,234,250
FB Financial Corp.	12,000	623,280
First Bancorp (Nasdaq Stock Exchange)	10,000	563,500
First Bancorp (New York Stock Exchange)	84,000	1,794,240
First Busey Corp.	28,500	720,195
First Horizon Corp.	93,500	2,128,060
Flushing Financial Corp.	638,000	9,799,680
FNB Corp.	46,000	769,120
Hanover Bancorp, Inc.	5,000	107,950
HomeTrust Bancshares, Inc.	5,000	213,250
Hope Bancorp, Inc.	570,000	6,366,900
Huntington Bancshares, Inc.	356,425	5,578,051
OceanFirst Financial Corp.	120,000	2,164,800
Peapack-Gladstone Financial Corp.	38,000	1,337,980
Pinnacle Financial Partners, Inc.	30,001	2,584,286
Renasant Corp.	22,000	794,860
Seacoast Banking Corp. of Florida	37,000	1,120,730
ServisFirst Bancshares, Inc.	26,000	1,893,580
Southern First Bancshares, Inc.*	24,000	1,308,000
SouthState Bank Corp.	18,200	1,683,864
Thomasville Bancshares, Inc.	16,000	1,492,000
Towne Bank	11,000	370,370
TrustCo Bank Corp.	2,000	87,560
Trustmark Corp.	12,000	505,680
United Community Banks, Inc.	23,000	724,270
USCB Financial Holdings, Inc.	8,000	148,320
Webster Financial Corp.	9,000	624,780

		60,625,400

Capital Markets (1.2%)
BKF Capital Group, Inc.*	12,800	512,000
Charles Schwab Corp. (The)	25,000	2,349,500
Cohen & Steers, Inc.	214,700	13,429,485
Federated Hermes, Inc., Class B	76,200	4,321,302
GAM Holding AG(x)*	1,500,000	199,806
Janus Henderson Group plc	225,000	11,558,250
KKR & Co., Inc.	147,000	13,597,500
PJT Partners, Inc., Class A	2,000	279,440

		46,247,283

Consumer Finance (0.1%)
Medallion Financial Corp.	158,000	1,352,480

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
PROG Holdings, Inc.	74,000	$2,123,060

		3,475,540

Financial Services (0.0%)†
Crazy Woman Creek Bancorp, Inc.	6,100	183,610

Total Financials		110,531,833

Health Care (2.0%)
Biotechnology (0.1%)
GRAIL, Inc.*	65,000	3,359,200

Health Care Equipment & Supplies (1.6%)
Align Technology, Inc.*	300	51,429
CONMED Corp.	57,000	2,015,520
Cooper Cos., Inc. (The)*	44,000	3,146,000
Dexcom, Inc.*	52,000	3,265,600
Electromed, Inc.*	142,000	3,324,220
Globus Medical, Inc., Class A*	111,000	9,563,760
ICU Medical, Inc.*	21,000	2,712,150
Masimo Corp.*	82,500	14,674,275
Neogen Corp.*	115,000	1,068,350
Neuronetics, Inc.(x)*	75,000	108,750
Orthofix Medical, Inc.*	185,000	2,121,950
QuidelOrtho Corp.*	180,000	2,957,400
STERIS plc	84,000	18,574,920

		63,584,324

Health Care Providers & Services (0.1%)
Chemed Corp.	1,200	453,288
Henry Schein, Inc.*	20,000	1,474,000
NeoGenomics, Inc.*	100,000	742,000
OPKO Health, Inc.*	175,000	199,500

		2,868,788

Health Care Technology (0.0%)†
Evolent Health, Inc., Class A*	186,000	424,080

Life Sciences Tools & Services (0.1%)
Bio-Rad Laboratories, Inc., Class A*	20,000	5,575,000
Lifecore Biomedical, Inc.*	78,000	290,160

		5,865,160

Pharmaceuticals (0.1%)
Perrigo Co. plc	210,000	2,255,400

Total Health Care		78,356,952

Industrials (45.4%)
Aerospace & Defense (7.3%)
AAR Corp.*	102,800	11,252,488
Astronics Corp.*	11,000	734,030
Astronics Corp., Class B(x)*	49,000	3,103,170
ATI, Inc.*	355,500	51,711,030
Curtiss-Wright Corp.	93,500	63,684,720
Ducommun, Inc.*	138,500	16,897,000
HEICO Corp.	120,400	33,013,680
HEICO Corp., Class A	3,300	696,597
Innovative Solutions and Support, Inc.*	125,000	2,566,250
Moog, Inc., Class A	65,500	19,167,920
Moog, Inc., Class B	34,021	10,032,963
National Presto Industries, Inc.	28,600	3,919,916
Park Aerospace Corp.	679,700	18,610,186
Textron, Inc.	282,000	24,691,920
Woodward, Inc.	68,000	24,338,560

		284,420,430

Building Products (3.1%)
A.O. Smith Corp.	70,000	4,615,800
AZZ, Inc.	128,500	16,079,205
Burnham Holdings, Inc., Class A	60,000	1,560,000
Fortune Brands Innovations, Inc.	8,800	342,936
Gibraltar Industries, Inc.*	72,000	2,870,640
Griffon Corp.	355,000	25,801,400
Johnson Controls International plc	102,000	13,356,900
Modine Manufacturing Co.*	264,500	57,319,795

		121,946,676

Commercial Services & Supplies (3.8%)
ACCO Brands Corp.	150,000	450,000
Casella Waste Systems, Inc., Class A(x)*	97,500	7,735,650
Loomis AB, Class B	189,000	8,555,631
OPENLANE, Inc.*	432,000	12,592,800
Pitney Bowes, Inc.	300,000	3,315,000
RB Global, Inc.	54,000	5,175,900
Republic Services, Inc.	288,000	63,077,760
Rollins, Inc.	902,000	48,175,820

		149,078,561

Construction & Engineering (0.5%)
Arcosa, Inc.	87,000	9,234,180
Centuri Holdings, Inc.*	185,000	5,403,850
Granite Construction, Inc.(x)	15,000	1,798,200
Valmont Industries, Inc.	8,700	3,476,259

		19,912,489

Electrical Equipment (2.8%)
Allient, Inc.	174,000	10,281,660
AMETEK, Inc.	320,500	68,702,380
Rockwell Automation, Inc.	83,500	29,966,480

		108,950,520

Ground Transportation (0.0%)†
Hertz Global Holdings, Inc.(x)*	360,000	1,659,600

Machinery (21.1%)
Aebi Schmidt Holding AG	232,000	2,252,720
Albany International Corp., Class A	260,000	13,574,600
Astec Industries, Inc.	630,000	33,919,200
Blue Bird Corp.*	19,000	1,079,010
Chart Industries, Inc.*	112,500	23,259,375
CNH Industrial NV	2,680,000	29,480,000
Commercial Vehicle Group, Inc.*	170,000	579,700
Crane Co.	497,000	84,987,000
Donaldson Co., Inc.	192,500	16,337,475
Eastern Co. (The)	284,000	5,748,160
Enerpac Tool Group Corp., Class A	145,000	5,288,150
Enpro, Inc.	172,200	43,161,930
Federal Signal Corp.	296,300	32,041,882
Flowserve Corp.	94,500	6,946,695
Franklin Electric Co., Inc.	241,000	22,212,970
Gencor Industries, Inc.*	252,000	3,780,000
Gorman-Rupp Co. (The)	470,000	29,201,100
Graco, Inc.	378,000	31,997,700
Graham Corp.*	74,000	5,840,080
Greenbrier Cos., Inc. (The)	146,000	7,686,900
Hyster-Yale, Inc.	327,000	10,630,770
IDEX Corp.	83,500	15,827,425
Interpump Group SpA	200,000	7,624,479
Iveco Group NV	45,000	998,263
Kennametal, Inc.	206,000	7,442,780
L B Foster Co., Class A*‡	546,000	15,233,400
Lincoln Electric Holdings, Inc.	89,500	22,292,660
Lindsay Corp.	54,000	6,429,780
Manitowoc Co., Inc. (The)*	270,000	3,145,500
Middleby Corp. (The)*	4,800	636,384
Mueller Industries, Inc.	1,062,000	117,669,600
Mueller Water Products, Inc., Class A	1,278,000	35,132,220
Nordson Corp.	38,200	10,163,492
Park-Ohio Holdings Corp.	630,000	15,145,200
Standex International Corp.	70,500	17,967,630
Stratasys Ltd.*	50,000	390,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Tennant Co.	526,700	$34,972,880
Titan International, Inc.*	65,000	449,150
Toro Co. (The)	47,000	4,391,680
Trinity Industries, Inc.	609,000	19,597,620
Twin Disc, Inc.	703,500	10,601,745
Watts Water Technologies, Inc., Class A	222,500	64,589,525

		820,707,330

Trading Companies & Distributors (6.8%)
Distribution Solutions Group, Inc.*	237,441	6,230,452
GATX Corp.	673,000	114,908,020
Herc Holdings, Inc.	492,000	48,978,600
McGrath RentCorp	24,000	2,646,720
Rush Enterprises, Inc., Class B‡	1,041,500	67,020,525
Titan Machinery, Inc.*	260,000	4,347,200
United Rentals, Inc.	26,500	19,306,840

		263,438,357

Total Industrials		1,770,113,963

Information Technology (3.5%)
Electronic Equipment, Instruments & Components (2.7%)
Badger Meter, Inc.	85,000	12,949,750
Bel Fuse, Inc., Class A‡	50,500	9,100,100
Crane NXT Co.	30,000	1,217,700
CTS Corp.	930,900	44,459,784
Daktronics, Inc.*	172,000	3,362,600
Itron, Inc.*	50,000	4,481,500
Landis+Gyr Group AG	36,000	2,294,106
Littelfuse, Inc.	34,200	11,605,770
Napco Security Technologies, Inc.	162,900	6,416,631
Rogers Corp.*	80,000	8,586,400
Trans-Lux Corp.(r)*	120,060	13,207

		104,487,548

IT Services (0.0%)†
Alithya Group, Inc., Class A(x)*	770,000	761,222

Software (0.8%)
Fortinet, Inc.*	100,000	8,172,000
Roper Technologies, Inc.	26,200	9,271,132
Tyler Technologies, Inc.*	35,500	12,154,490

		29,597,622

Technology Hardware, Storage & Peripherals (0.0%)†
TransAct Technologies, Inc.*	150,000	493,500
Xerox Holdings Corp.(x)	372,000	479,880

		973,380

Total Information Technology		135,819,772

Materials (5.4%)
Chemicals (2.6%)
Ashland, Inc.	57,500	3,197,575
Core Molding Technologies, Inc.*	300,000	6,720,000
Element Solutions, Inc.	67,000	2,287,380
FMC Corp.	480,000	8,265,600
Hawkins, Inc.	44,000	6,758,400
HB Fuller Co.	329,000	20,292,720
Huntsman Corp.	262,000	3,487,220
Mativ Holdings, Inc.	56,500	491,550
Minerals Technologies, Inc.	225,000	15,957,000
NewMarket Corp.	14,500	9,293,775
Olin Corp.	115,000	3,418,950
Quaker Chemical Corp.	4,700	583,881
Scotts Miracle-Gro Co. (The)(x)	77,000	4,682,370
Sensient Technologies Corp.	154,100	13,320,404
Takasago International Corp.(x)	142,500	1,086,370

		99,843,195

Containers & Packaging (1.5%)
Ardagh Metal Packaging SA	200,000	810,000
Greif, Inc., Class A	208,000	13,950,560
Myers Industries, Inc.	1,730,000	36,641,400
Sonoco Products Co.	155,000	8,383,950

		59,785,910

Metals & Mining (1.3%)
Ampco-Pittsburgh Corp.*‡	995,000	6,686,400
Barrick Mining Corp.	24,000	978,960
Kinross Gold Corp.	45,000	1,373,400
Materion Corp.	179,000	25,892,350
Metallus, Inc.*	207,000	3,382,380
Tredegar Corp.*	1,670,000	13,276,500

		51,589,990

Total Materials		211,219,095

Real Estate (2.2%)
Hotel & Resort REITs (1.2%)
Ryman Hospitality Properties, Inc. (REIT)	514,500	47,472,915

Real Estate Management & Development (1.0%)
Capital Properties, Inc., Class A	85,000	1,131,350
Gyrodyne LLC*	14,411	106,929
Seritage Growth Properties, Class A(x)*	106,000	297,860
St Joe Co. (The)	415,000	26,062,000
Tejon Ranch Co.(x)*	558,000	10,512,720

		38,110,859

Specialized REITs (0.0%)†
Millrose Properties, Inc. (REIT)	49,000	1,372,000

Total Real Estate		86,955,774

Utilities (5.1%)
Electric Utilities (1.7%)
Evergy, Inc.	145,500	11,919,360
Hawaiian Electric Industries, Inc.*	120,000	1,780,800
Otter Tail Corp.	223,500	19,616,595
TXNM Energy, Inc.	547,000	31,977,620

		65,294,375

Gas Utilities (2.1%)
Chesapeake Utilities Corp.	5,600	707,672
National Fuel Gas Co.	187,000	17,570,520
Northwest Natural Holding Co.	363,000	19,318,860
ONE Gas, Inc.	33,500	2,885,355
RGC Resources, Inc.(x)	381,000	8,401,050
Southwest Gas Holdings, Inc.	391,000	33,977,900

		82,861,357

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp. (The)	240,000	3,381,600
Ormat Technologies, Inc.	82,700	9,255,784
XPLR Infrastructure LP*	158,000	1,677,960

		14,315,344

Multi-Utilities (0.8%)
Avista Corp.	22,941	920,852
Black Hills Corp.	172,500	11,973,225
Northwestern Energy Group, Inc.	264,000	17,408,160

		30,302,237

Water Utilities (0.1%)
Cadiz, Inc.*	7,700	37,807
H2O America(x)	47,500	2,786,825
York Water Co. (The)	43,500	1,324,575

		4,149,207

Total Utilities		196,922,520

Total Common Stocks (96.1%) (Cost $1,276,830,443)		3,745,466,402

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR* (Cost $106,500)	100,000	$150,000

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)†
Technology Hardware, Storage & Peripherals (0.0%)†
Xerox Holdings Corp., expiring 2/14/28* (Cost $—)	180,000	16,290

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.5%)
Allspring Government Money Market Fund, Select Shares 3.60% (7 day yield) (xx)	9,000,000	9,000,000
BlackRock Liquidity FedFund, Institutional Shares 3.55% (7 day yield) (xx)	20,000,000	20,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.54% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	3,290,616	3,290,616
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	57,572,070	57,577,827
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.58% (7 day yield) (xx)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 3.60% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		97,868,443

Total Short-Term Investments (2.5%) (Cost $97,888,301)		97,868,443

Total Investments in Securities (98.6%) (Cost $1,374,825,244)		3,843,501,135
Other Assets Less Liabilities (1.4%)		54,012,030

Net Assets (100%)		$3,897,513,165

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $54,732,157. This was collateralized by $15,722,033 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.375%, maturing 4/15/26 – 11/15/55 and by cash of $40,290,616 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Consumer Discretionary
Automobile Components
Strattec Security Corp.*	222,300	17,253,324	—	(359,754)	147,926	373,486	17,414,982	—	—
Hotels, Restaurants & Leisure
Biglari Holdings, Inc., Class A(x)*	9,500	17,400,500	—	(1,141,119)	747,185	(451,011)	16,555,555	—	—
Canterbury Park Holding Corp.(x)	321,000	4,851,990	31,800	—	—	59,610	4,943,400	22,470	—
Nathan’s Famous, Inc.	205,000	19,228,635	—	(50,401)	14,721	1,456,695	20,649,650	102,750	—
Household Durables
Nobility Homes, Inc.	223,000	5,491,420	147,850	—	—	718,460	6,357,730	334,500	—
Consumer Staples
Consumer Staples Distribution & Retail
Ingles Markets, Inc., Class A	462,900	31,807,200	—	(95,614)	2,654	9,895,841	41,610,081	76,560	—
Household Products
Oil-Dri Corp. of America	720,500	35,530,440	—	(327,189)	280,577	11,413,517	46,897,345	148,113	—
Industrials
Machinery
L B Foster Co., Class A*	546,000	14,714,700	—	—	—	518,700	15,233,400	—	—
Trading Companies & Distributors
Rush Enterprises, Inc., Class B	1,041,500	59,016,740	—	(468,654)	418,729	8,053,710	67,020,525	198,455	—
Information Technology
Electronic Equipment, Instruments & Components
Bel Fuse, Inc., Class A	50,500	9,335,700	—	(2,070,008)	1,858,506	(24,098)	9,100,100	3,492	—
Materials
Metals & Mining
Ampco-Pittsburgh Corp.*	995,000	5,276,700	57,693	(32,654)	5,829	1,378,832	6,686,400	—	—

Total		219,907,349	237,343	(4,545,393)	3,476,127	33,393,742	252,469,168	886,340	—

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2026.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$375,240,682	$4,152,585	$—	$379,393,267
Consumer Discretionary	496,745,601	23,667,815	—	520,413,416
Consumer Staples	185,588,213	5,216,172	—	190,804,385
Energy	64,935,425	—	—	64,935,425
Financials	105,910,167	4,621,666	—	110,531,833
Health Care	78,356,952	—	—	78,356,952
Industrials	1,738,239,457	31,874,506	—	1,770,113,963
Information Technology	132,751,237	3,055,328	13,207	135,819,772
Materials	210,132,725	1,086,370	—	211,219,095
Real Estate	85,717,495	1,238,279	—	86,955,774
Utilities	196,922,520	—	—	196,922,520
Rights
Materials	—	150,000	—	150,000
Short-Term Investments
Investment Companies	97,868,443	—	—	97,868,443
Warrants
Information Technology	16,290	—	—	16,290

Total Assets	$3,768,425,207	$75,062,721	$13,207	$3,843,501,135

Total Liabilities	$—	$—	$—	$—

Total	$3,768,425,207	$75,062,721	$13,207	$3,843,501,135

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,600,419,192
Aggregate gross unrealized depreciation	(135,612,756)

Net unrealized appreciation	$2,464,806,436

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,378,694,699

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (84.8%)
Communication Services (8.7%)
Diversified Telecommunication Services (3.2%)
APLD ComputeCo 2 LLC
6.750%, 3/15/31§	$500,000	$496,250
Black Pearl Compute LLC
6.125%, 2/15/31§	525,000	533,773
CCO Holdings LLC
5.375%, 6/1/29§	574,000	565,749
6.375%, 9/1/29§	804,000	805,566
4.750%, 3/1/30§	600,000	568,734
4.750%, 2/1/32(x)§	999,000	902,001
4.500%, 5/1/32	825,000	735,281
7.000%, 2/1/33§	125,000	124,929
4.500%, 6/1/33(x)§	1,208,000	1,051,044
4.250%, 1/15/34(x)§	875,000	748,125
7.375%, 2/1/36§	940,000	929,566
Flash Compute LLC
7.250%, 12/31/30§	675,000	677,320
Level 3 Financing, Inc.
6.875%, 6/30/33§	740,000	752,639
SV RNO Property Owner 1 LLC
5.875%, 3/1/31§	475,000	470,844
Virgin Media Finance plc
5.000%, 7/15/30(x)§	400,000	328,000
Virgin Media Secured Finance plc
5.500%, 5/15/29§	2,025,000	1,940,233
Windstream Services LLC
8.250%, 10/1/31§	553,000	577,885
WULF Compute LLC
7.750%, 10/15/30§	425,000	449,229
Zayo Group Holdings, Inc.
+ 0.00%), 5.750%,
3/9/30 PIK(k)§	523,381	519,613

		13,176,781

Entertainment (1.4%)
Cinemark USA, Inc.
5.250%, 7/15/28(x)§	1,775,000	1,759,700
7.000%, 8/1/32(x)§	1,000,000	1,027,500
Discovery Global Holdings, Inc.
4.279%, 3/15/32(x)	950,000	835,411
5.050%, 3/15/42	368,000	245,640
Live Nation Entertainment, Inc.
6.500%, 5/15/27§	452,000	452,027
Playtika Holding Corp.
4.250%, 3/15/29(x)§	2,000,000	1,564,000

		5,884,278

Media (4.1%)
CSC Holdings LLC
7.500%, 4/1/28§	450,000	247,360
11.750%, 1/31/29§	524,000	379,114
6.500%, 2/1/29§	450,000	285,750
4.500%, 11/15/31§	300,000	177,750
DISH Network Corp.
11.750%, 11/15/27§	725,000	746,750
Gray Media, Inc.
10.500%, 7/15/29(x)§	215,000	228,902
4.750%, 10/15/30(x)§	1,045,000	807,262
9.625%, 7/15/32§	370,000	368,844
Lamar Media Corp.
5.375%, 11/1/33§	150,000	147,084
McGraw-Hill Education, Inc.
8.000%, 8/1/29§	1,348,000	1,343,552
Neptune Bidco US, Inc.
9.290%, 4/15/29§	1,432,000	1,434,750
9.500%, 2/15/33§	386,000	374,941
Nexstar Media, Inc.
5.625%, 7/15/27§	526,000	525,521
6.500%, 9/15/33§	586,000	590,688
Outfront Media Capital LLC
5.000%, 8/15/27§	1,590,000	1,586,709
4.250%, 1/15/29§	1,350,000	1,300,428
4.625%, 3/15/30§	750,000	722,265
Sinclair Television Group, Inc.
5.500%, 3/1/30§	397,000	342,345
Sirius XM Radio LLC
3.125%, 9/1/26§	634,000	630,038
4.000%, 7/15/28§	475,000	460,052
5.500%, 7/1/29§	766,000	759,780
4.125%, 7/1/30§	75,000	69,867
3.875%, 9/1/31§	1,096,000	993,250
Univision Communications, Inc.
8.000%, 8/15/28§	864,000	873,180
8.500%, 7/31/31§	1,122,000	1,124,805

		16,520,987

Total Communication Services		35,582,046

Consumer Discretionary (14.9%)
Automobile Components (1.7%)
Clarios Global LP
6.750%, 5/15/28§	1,204,000	1,214,066
6.750%, 2/15/30§	1,920,000	1,958,801
6.750%, 9/15/32§	936,000	943,001
Cyprium Corp.
6.375%, 4/15/34§	375,000	365,044
Forvia SE
8.000%, 6/15/30(x)§	649,000	669,346
Icahn Enterprises LP
9.750%, 1/15/29	125,000	122,500
4.375%, 2/1/29	1,050,000	895,440
9.000%, 6/15/30	525,000	489,562
ZF North America Capital, Inc.
7.500%, 3/24/31(x)§	475,000	466,094

		7,123,854

Automobiles (0.2%)
Nissan Motor Co. Ltd.
7.500%, 7/17/30§	450,000	453,600
4.810%, 9/17/30§	450,000	408,600

		862,200

Broadline Retail (0.3%)
Getty Images, Inc.
14.000%, 3/1/28§	858,000	817,245
Match Group Holdings II LLC
6.125%, 9/15/33§	500,000	485,115

		1,302,360

Distributors (1.8%)
RB Global Holdings, Inc.
6.750%, 3/15/28§	863,000	875,263
7.750%, 3/15/31§	2,093,000	2,167,243

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Resideo Funding, Inc.
6.500%, 7/15/32§	$1,644,000	$1,618,534
S&S Holdings LLC
8.375%, 10/1/31§	987,000	871,028
Velocity Vehicle Group LLC
8.000%, 6/1/29§	604,000	563,490
Windsor Holdings III LLC
8.500%, 6/15/30§	1,104,000	1,141,072

		7,236,630

Diversified Consumer Services (0.6%)
Champions Financing, Inc.
8.750%, 2/15/29(x)§	950,000	846,612
Service Corp. International
5.750%, 10/15/32(x)	469,000	467,691
Wand NewCo 3, Inc.
7.625%, 1/30/32§	990,000	1,012,275

		2,326,578

Hotels, Restaurants & Leisure (7.0%)
1011778 BC ULC
3.875%, 1/15/28§	680,000	664,700
5.625%, 9/15/29§	707,000	710,394
4.000%, 10/15/30§	1,300,000	1,219,231
Boyd Gaming Corp.
4.750%, 6/15/31§	650,000	617,500
Brightstar Lottery plc
5.750%, 1/15/33§	600,000	582,510
Caesars Entertainment, Inc.
4.625%, 10/15/29(x)§	700,000	672,000
7.000%, 2/15/30§	4,423,000	4,472,980
Carnival Corp.
7.000%, 8/15/29§	518,000	535,482
5.750%, 8/1/32§	558,000	558,000
Churchill Downs, Inc.
5.750%, 4/1/30§	1,060,000	1,046,570
6.750%, 5/1/31§	350,000	356,604
Flutter Treasury DAC
6.375%, 4/29/29§	449,000	456,112
5.875%, 6/4/31§	511,000	504,827
Great Canadian Gaming Corp.
8.750%, 11/15/29§	753,000	732,057
Hilton Domestic Operating Co., Inc.
5.500%, 3/31/34§	508,000	496,062
Hilton Grand Vacations Borrower LLC
6.625%, 1/15/32§	175,000	173,476
Kingpin Intermediate Holdings LLC
7.250%, 10/15/32(x)§	608,000	537,320
Light & Wonder International, Inc.
7.500%, 9/1/31§	975,000	999,375
6.250%, 10/1/33§	175,000	171,281
Lindblad Expeditions LLC
7.000%, 9/15/30(x)§	545,000	554,200
NCL Corp. Ltd.
6.750%, 2/1/32§	1,550,000	1,531,292
Ontario Gaming GTA LP
8.000%, 8/1/30§	845,000	811,268
Papa John’s International, Inc.
3.875%, 9/15/29§	200,000	190,428
Rivers Enterprise Borrower LLC
6.625%, 2/1/33§	1,250,000	1,239,062
Royal Caribbean Cruises Ltd.
5.375%, 7/15/27§	601,000	603,248
Sabre GLBL, Inc.
11.125%, 7/15/30(x)§	710,000	601,725
Scientific Games Holdings LP
6.625%, 3/1/30(x)§	570,000	489,347
Six Flags Entertainment Corp.
8.625%, 1/15/32§	846,000	848,538
Station Casinos LLC
4.500%, 2/15/28§	490,000	480,200
4.625%, 12/1/31(x)§	2,219,000	2,072,124
Voyager Parent LLC
9.250%, 7/1/32§	1,944,000	2,017,425
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	474,000	462,444
5.625%, 3/1/33§	1,094,000	1,076,627

		28,484,409

Household Durables (0.6%)
Century Communities, Inc.
6.625%, 9/15/33§	547,000	534,857
Newell Brands, Inc.
8.500%, 6/1/28§	608,000	626,374
6.625%, 5/15/32(x)	656,000	626,230
Whirlpool Corp.
6.500%, 6/15/33(x)	657,000	620,865

		2,408,326

Specialty Retail (2.0%)
Asbury Automotive Group, Inc.
5.000%, 2/15/32§	1,000,000	946,250
EG Global Finance plc
12.000%, 11/30/28§	704,000	752,400
Gee Automotive Holdings LLC
7.250%, 3/1/31§	581,000	580,129
Global Auto Holdings Ltd.
8.375%, 1/15/29§	964,000	884,470
Group 1 Automotive, Inc.
4.000%, 8/15/28§	262,000	253,134
LCM Investments Holdings II LLC
8.250%, 8/1/31§	425,000	437,750
Lithia Motors, Inc.
4.375%, 1/15/31§	750,000	704,400
Michaels Cos., Inc. (The)
8.500%, 3/15/33§	900,000	876,843
11.000%, 3/15/34§	300,000	276,750
Upbound Group, Inc.
6.375%, 2/15/29§	750,000	726,562
Victra Holdings LLC
8.750%, 9/15/29(x)§	1,550,000	1,596,500

		8,035,188

Textiles, Apparel & Luxury Goods (0.7%)
Beach Acquisition Bidco LLC
10.000%, 7/15/33 PIK§	1,546,614	1,643,773
Champ Acquisition Corp.
8.375%, 12/1/31§	780,000	816,925

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
William Carter Co. (The)
7.375%, 2/15/31(x)§		$500,000	$510,000

			2,970,698

Total Consumer Discretionary			60,750,243

Consumer Staples (4.3%)
Beverages (0.2%)
Primo Water Holdings, Inc.
6.250%, 4/1/29§		230,000	230,587
4.375%, 4/30/29§		575,000	557,031

			787,618

Consumer Staples Distribution & Retail (1.3%)
Albertsons Cos., Inc.
5.750%, 3/31/34§		950,000	929,812
Performance Food Group, Inc.
6.125%, 9/15/32§		1,117,000	1,118,776
5.625%, 3/1/34§		1,426,000	1,373,880
US Foods, Inc.
4.750%, 2/15/29§		61,000	60,105
4.625%, 6/1/30§		225,000	219,094
7.250%, 1/15/32§		860,000	891,390
5.750%, 4/15/33§		900,000	894,395

			5,487,452

Food Products (2.4%)
Chobani LLC
7.625%, 7/1/29§		50,000	51,194
Darling Ingredients, Inc.
6.000%, 6/15/30§		1,320,000	1,333,200
Fiesta Purchaser, Inc.
9.625%, 9/15/32§		530,000	537,288
Froneri Lux FinCo. Sarl
l 4.750%, 8/1/32§	EUR	625,000	683,436
6.000%, 8/1/32§		$1,744,000	1,704,568
Lamb Weston Holdings, Inc.
4.375%, 1/31/32§		675,000	625,455
Post Holdings, Inc.
4.500%, 9/15/31§		1,763,000	1,638,638
6.250%, 2/15/32§		476,000	480,536
6.500%, 3/15/36§		1,082,000	1,061,269
Simmons Foods, Inc.
4.625%, 3/1/29§		306,000	293,690
Viking Baked Goods Acquisition Corp.
8.625%, 11/1/31§		1,255,000	1,245,399

			9,654,673

Household Products (0.3%)
Energizer Holdings, Inc.
4.750%, 6/15/28§		962,000	947,281
4.375%, 3/31/29(x)§		238,000	226,114

			1,173,395

Personal Care Products (0.1%)
Opal Bidco SAS
6.500%, 3/31/32§		400,000	398,524

Total Consumer Staples			17,501,662

Energy (9.2%)
Energy Equipment & Services (0.5%)
Transocean International Ltd.
8.750%, 2/15/30§		326,900	339,597
7.500%, 4/15/31(x)		400,000	408,460
6.800%, 3/15/38		175,000	166,857
WBI Operating LLC
6.500%, 10/15/33§		974,000	969,481

			1,884,395

Oil, Gas & Consumable Fuels (8.7%)
Antero Midstream Partners LP
5.750%, 1/15/28§		346,000	345,170
5.750%, 7/1/34§		1,060,000	1,044,439
Blue Racer Midstream LLC
7.250%, 7/15/32§		1,073,000	1,113,238
Buckeye Partners LP
5.850%, 11/15/43		425,000	384,744
5.600%, 10/15/44		75,000	65,561
CNX Midstream Partners LP
4.750%, 4/15/30§		1,200,000	1,140,000
CNX Resources Corp.
5.875%, 3/1/34§		300,000	292,125
Comstock Resources, Inc.
6.750%, 3/1/29§		575,000	566,168
5.875%, 1/15/30§		1,450,000	1,397,901
Crescent Energy Finance LLC
7.625%, 4/1/32§		1,141,000	1,156,689
7.375%, 1/15/33§		50,000	50,016
DBR Land Holdings LLC
6.250%, 12/1/30§		400,000	404,552
Delek Logistics Partners LP
8.625%, 3/15/29§		1,045,000	1,078,963
7.375%, 6/30/33§		607,000	610,399
Genesis Energy LP
7.875%, 5/15/32		1,125,000	1,157,029
8.000%, 5/15/33		400,000	413,456
6.750%, 3/15/34		1,547,000	1,539,884
Harvest Midstream I LP
7.500%, 5/15/32§		300,000	305,067
Hilcorp Energy I LP
6.250%, 4/15/32§		550,000	530,970
6.875%, 5/15/34§		300,000	292,500
7.250%, 2/15/35§		1,075,000	1,071,474
Infinity Natural Resources LLC
7.625%, 4/1/31§		625,000	628,263
Kinetik Holdings LP
6.625%, 12/15/28§		186,000	188,654
5.875%, 6/15/30§		967,000	969,041
Matador Resources Co.
6.250%, 4/15/33§		1,225,000	1,224,755
NGL Energy Operating LLC
8.375%, 2/15/32§		1,523,000	1,565,141
Northern Oil & Gas, Inc.
7.875%, 10/15/33§		616,000	636,790
Permian Resources Operating LLC
5.875%, 7/1/29§		412,000	412,515
6.250%, 2/1/33§		502,000	511,412
Prairie Acquiror LP
9.000%, 8/1/29§		1,150,000	1,186,374
SM Energy Co.
7.000%, 8/1/32§		750,000	763,350
6.625%, 4/15/34§		775,000	775,380
Summit Midstream Holdings LLC
8.625%, 10/31/29§		1,972,000	2,022,069
Sunoco LP
4.500%, 5/15/29		388,000	378,300

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
7.250%, 5/1/32§	$526,000	$543,426
5.875%, 3/15/34§	1,875,000	1,854,563
5.625%, 7/15/34§	929,000	913,216
Tallgrass Energy Partners LP
6.000%, 9/1/31§	300,000	295,311
6.750%, 3/15/34§	625,000	626,562
Venture Global LNG, Inc.
9.500%, 2/1/29§	150,000	161,703
8.375%, 6/1/31§	825,000	858,000
9.875%, 2/1/32§	700,000	749,000
Venture Global Plaquemines LNG LLC
7.750%, 5/1/35§	600,000	672,243
6.750%, 1/15/36§	500,000	528,685
Western Midstream Operating LP
7.250%, 4/1/30§	584,000	614,775
Wildfire Intermediate Holdings LLC
7.500%, 10/15/29§	1,575,000	1,588,781

		35,628,654

Total Energy		37,513,049

Financials (11.8%)
Banks (0.3%)
Armor Holdco, Inc.
8.500%, 11/15/29§	1,143,000	1,045,685

Capital Markets (1.1%)
Aretec Group, Inc.
10.000%, 8/15/30§	335,000	355,100
HAT Holdings I LLC
3.750%, 9/15/30§	1,225,000	1,126,111
Jane Street Group
6.125%, 11/1/32§	400,000	395,000
6.750%, 5/1/33§	875,000	888,169
Stonex Escrow Issuer LLC
6.875%, 7/15/32§	1,225,000	1,235,657
StoneX Group, Inc.
7.875%, 3/1/31§	400,000	414,528

		4,414,565

Consumer Finance (2.6%)
Ally Financial, Inc.
6.700%, 2/14/33(x)	1,675,000	1,684,697
Azorra Finance Ltd.
7.750%, 4/15/30§	1,775,000	1,829,528
Bread Financial Holdings, Inc.
6.750%, 5/15/31§	375,000	372,187
8.375%, 6/15/35(x)§	825,000	833,250
Credit Acceptance Corp.
9.250%, 12/15/28§	675,000	702,000
GGAM Finance Ltd.
8.000%, 2/15/27§	364,000	366,945
8.000%, 6/15/28§	674,000	698,823
goeasy Ltd.
6.875%, 5/15/30§	300,000	247,890
OneMain Finance Corp.
7.875%, 3/15/30	125,000	128,836
4.000%, 9/15/30	2,100,000	1,889,055
7.500%, 5/15/31	300,000	301,128
7.125%, 11/15/31	350,000	346,224
PROG Holdings, Inc.
6.000%, 11/15/29§	1,250,000	1,187,500

		10,588,063

Financial Services (2.4%)
Block, Inc.
6.000%, 8/15/33§	314,000	307,720
Freedom Mortgage Holdings LLC
9.250%, 2/1/29§	604,000	611,079
8.375%, 4/1/32§	710,000	698,906
7.875%, 4/1/33§	825,000	773,438
ION Platform Finance US, Inc.
7.875%, 9/30/32§	790,000	608,537
Rocket Cos., Inc.
6.500%, 8/1/29§	525,000	531,531
6.125%, 8/1/30§	100,000	100,868
7.125%, 2/1/32§	200,000	206,000
6.375%, 8/1/33§	742,000	750,162
Rocket Mortgage LLC
3.875%, 3/1/31§	1,525,000	1,407,163
Shift4 Payments LLC
6.750%, 8/15/32§	2,489,000	2,438,548
WEX, Inc.
6.500%, 3/15/33§	1,450,000	1,418,694

		9,852,646

Insurance (5.3%)
Acrisure LLC
8.250%, 2/1/29§	2,599,000	2,571,710
4.250%, 2/15/29§	275,000	258,945
8.500%, 6/15/29§	200,000	197,530
7.500%, 11/6/30§	650,000	648,226
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	1,335,000	1,332,677
6.500%, 10/1/31§	2,150,000	2,104,592
AmWINS Group, Inc.
4.875%, 6/30/29§	1,925,000	1,845,286
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc.
7.500%, 7/15/33§	1,375,000	1,295,938
Ardonagh Finco Ltd.
7.750%, 2/15/31§	450,000	454,500
Ardonagh Group Finance Ltd.
8.875%, 2/15/32§	2,487,000	2,412,390
Asurion LLC
8.000%, 12/31/32§	598,000	620,712
8.375%, 2/1/34§	1,842,000	1,784,438
Broadstreet Partners Group LLC
5.875%, 4/15/29(x)§	576,000	559,054
Howden UK Refinance plc
7.250%, 2/15/31§	875,000	876,951
8.125%, 2/15/32§	850,000	796,875
HUB International Ltd.
7.250%, 6/15/30§	738,000	756,797
Nassau Cos. of New York (The)
7.875%, 7/15/30(x)§	1,750,000	1,592,500
Panther Escrow Issuer LLC
7.125%, 6/1/31§	1,575,000	1,575,362

		21,684,483

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
Starwood Property Trust, Inc.(REIT)
6.500%, 7/1/30§	334,000	339,217

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
5.750%, 1/15/31§	$294,000	$290,546

		629,763

Total Financials		48,215,205

Health Care (5.1%)
Biotechnology (0.3%)
BioMarin Pharmaceutical, Inc.
5.500%, 2/15/34§	1,005,000	986,156
Grifols SA
4.750%, 10/15/28§	275,000	269,445

		1,255,601

Health Care Equipment & Supplies (0.6%)
Medline Borrower LP
5.250%, 10/1/29§	1,174,000	1,163,375
Neogen Food Safety Corp.
8.625%, 7/20/30§	1,395,000	1,466,382

		2,629,757

Health Care Providers & Services (3.0%)
Acadia Healthcare Co., Inc.
5.500%, 7/1/28§	250,000	246,875
5.000%, 4/15/29§	150,000	145,718
Concentra Health Services, Inc.
6.875%, 7/15/32(x)§	525,000	542,803
DaVita, Inc.
4.625%, 6/1/30§	525,000	504,000
3.750%, 2/15/31§	500,000	458,125
6.875%, 9/1/32§	125,000	127,500
6.750%, 7/15/33§	775,000	787,671
HealthEquity, Inc.
4.500%, 10/1/29§	971,000	936,471
Heartland Dental LLC
10.500%, 4/30/28§	229,000	235,884
LifePoint Health, Inc.
11.000%, 10/15/30§	175,000	188,162
10.000%, 6/1/32§	1,900,000	1,933,250
Select Medical Corp.
6.250%, 12/1/32(x)§	1,075,000	1,020,949
Star Parent, Inc.
9.000%, 10/1/30§	938,000	974,910
Surgery Center Holdings, Inc.
7.250%, 4/15/32(x)§	1,850,000	1,808,375
Tenet Healthcare Corp.
6.125%, 10/1/28(x)	490,000	491,744
5.500%, 11/15/32§	425,000	420,801
US Acute Care Solutions LLC
9.750%, 5/15/29§	1,470,000	1,422,225

		12,245,463

Health Care Technology (1.0%)
IQVIA, Inc.
5.000%, 5/15/27§	200,000	199,488
5.700%, 5/15/28	810,000	824,996
6.250%, 2/1/29	1,048,000	1,089,770
6.250%, 6/1/32§	1,736,000	1,762,912

		3,877,166

Life Sciences Tools & Services (0.2%)
Charles River Laboratories International, Inc.
4.000%, 3/15/31§	800,000	742,480

Total Health Care		20,750,467

Industrials (13.4%)
Aerospace & Defense (1.2%)
Goat Holdco LLC
6.750%, 2/1/32§	832,000	834,080
Moog, Inc.
5.500%, 10/15/34§	248,000	248,987
Rolls-Royce plc
5.750%, 10/15/27§	732,000	743,151
TransDigm, Inc.
7.125%, 12/1/31§	325,000	334,659
6.375%, 5/31/33§	2,400,000	2,390,544
6.750%, 1/31/34§	300,000	303,420

		4,854,841

Building Products (1.3%)
Advanced Drainage Systems, Inc.
6.375%, 6/15/30§	485,000	488,152
AmeriTex HoldCo Intermediate LLC
7.625%, 8/15/33§	836,000	861,598
EMRLD Borrower LP
6.625%, 12/15/30§	1,200,000	1,220,820
New Enterprise Stone & Lime Co., Inc.
5.250%, 7/15/28§	389,000	383,076
Quikrete Holdings, Inc.
6.750%, 3/1/33§	625,000	632,422
Smyrna Ready Mix Concrete LLC
6.000%, 11/1/28§	1,125,000	1,114,805
Standard Building Solutions, Inc.
5.875%, 3/15/34§	929,000	890,446

		5,591,319

Commercial Services & Supplies (4.5%)
ACCO Brands Corp.
4.250%, 3/15/29(x)§	650,000	578,500
ADT Security Corp. (The)
4.875%, 7/15/32§	1,000,000	932,800
5.875%, 10/15/33§	1,263,000	1,223,582
Allied Universal Holdco LLC
6.000%, 6/1/29§	151,000	145,873
6.875%, 6/15/30§	782,000	791,744
7.875%, 2/15/31§	658,000	676,812
Aramark Services, Inc.
5.000%, 2/1/28§	2,145,000	2,126,231
Clarivate Science Holdings Corp.
4.875%, 7/1/29§	1,025,000	890,776
CompoSecure Holdings LLC
5.625%, 2/1/33§	750,000	731,918
Garda World Security Corp.
7.750%, 2/15/28§	372,000	378,596
6.000%, 6/1/29§	500,000	475,445
6.500%, 1/15/31§	379,000	383,271
8.250%, 8/1/32§	615,000	609,151
8.375%, 11/15/32§	1,125,000	1,128,735
GFL Environmental Holdings US, Inc.
5.500%, 2/1/34§	630,000	618,345
GFL Environmental, Inc.
4.750%, 6/15/29§	292,000	286,341
Madison IAQ LLC
5.875%, 6/30/29§	1,515,000	1,481,367

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Raven Acquisition Holdings LLC
6.875%, 11/15/31§	$859,000	$827,664
Reworld Holding Corp.
4.875%, 12/1/29§	350,000	328,807
Veritiv Operating Co.
10.500%, 11/30/30§	1,116,000	1,153,152
Waste Pro USA, Inc.
7.000%, 2/1/33§	1,750,000	1,773,030
Williams Scotsman, Inc.
7.375%, 10/1/31§	708,000	725,679

		18,267,819

Construction & Engineering (0.7%)
AECOM
6.000%, 8/1/33§	654,000	649,912
Arcosa, Inc.
6.875%, 8/15/32§	497,000	507,676
Brand Industrial Services, Inc.
10.375%, 8/1/30(x)§	800,000	731,000
Dycom Industries, Inc.
4.500%, 4/15/29§	623,000	602,080
Weekley Homes LLC
4.875%, 9/15/28§	392,000	378,154

		2,868,822

Electrical Equipment (0.1%)
EnerSys
6.625%, 1/15/32§	437,000	446,614

Ground Transportation (1.2%)
Beacon Mobility Corp.
7.250%, 8/1/30§	818,000	844,585
Genesee & Wyoming, Inc.
6.250%, 4/15/32§	370,000	374,244
NESCO Holdings II, Inc.
5.500%, 4/15/29§	1,154,000	1,128,035
Synergy Infrastructure Holdings LLC
7.875%, 12/1/30§	567,000	578,289
Watco Cos. LLC
7.125%, 8/1/32§	1,203,000	1,233,881
XPO, Inc.
7.125%, 6/1/31§	736,000	759,213

		4,918,247

Machinery (1.2%)
ATS Corp.
4.125%, 12/15/28§	758,000	731,243
Chart Industries, Inc.
7.500%, 1/1/30§	1,342,000	1,394,419
Columbus McKinnon Corp.
7.125%, 2/1/33(x)§	390,000	388,904
Enpro, Inc.
6.125%, 6/1/33§	365,000	369,398
Esab Corp.
6.250%, 4/15/29§	232,000	234,517
5.625%, 4/1/31§	271,000	272,897
Lsf12 Helix Parent LLC
7.125%, 2/1/33§	961,000	928,201
Terex Corp.
6.250%, 10/15/32§	571,000	574,654

		4,894,233

Passenger Airlines (0.1%)
American Airlines, Inc.
5.750%, 4/20/29§	325,000	322,322

Professional Services (0.9%)
Amentum Holdings, Inc.
7.250%, 8/1/32§	1,000,000	1,033,320
CACI International, Inc.
6.375%, 6/15/33§	375,000	381,593
VT Topco, Inc.
8.500%, 8/15/30(x)§	2,175,000	2,196,750

		3,611,663

Trading Companies & Distributors (2.2%)
FTAI Aviation Investors LLC
7.000%, 5/1/31§	750,000	765,000
7.000%, 6/15/32§	525,000	537,469
Herc Holdings, Inc.
7.000%, 6/15/30§	400,000	409,625
6.000%, 3/15/34§	1,977,000	1,910,988
QXO Building Products, Inc.
6.750%, 4/30/32§	500,000	509,605
United Rentals North America, Inc.
6.000%, 12/15/29§	658,000	668,693
5.375%, 11/15/33§	500,000	485,000
WESCO Distribution, Inc.
7.250%, 6/15/28§	862,000	866,654
6.375%, 3/15/29§	382,000	388,009
6.625%, 3/15/32§	649,000	662,389
6.375%, 3/15/33§	845,000	859,213
5.500%, 4/15/34§	925,000	913,160

		8,975,805

Total Industrials		54,751,685

Information Technology (7.5%)
Electronic Equipment, Instruments & Components (0.1%)
Insight Enterprises, Inc.
6.625%, 5/15/32§	175,000	168,924
Zebra Technologies Corp.
6.500%, 6/1/32§	421,000	422,115

		591,039

IT Services (0.9%)
Ahead DB Holdings LLC
6.625%, 5/1/28§	580,000	567,797
ASGN, Inc.
4.625%, 5/15/28§	875,000	846,562
ION Platform Finance US, Inc.
4.625%, 5/1/28§	442,000	412,165
5.750%, 5/15/28§	1,026,000	967,005
Unisys Corp.
10.625%, 1/15/31(x)§	864,000	740,949

		3,534,478

Semiconductors & Semiconductor Equipment (0.7%)
Amkor Technology, Inc.
5.875%, 10/1/33§	659,000	656,265
Qnity Electronics, Inc.
6.250%, 8/15/33§	2,081,000	2,101,810

		2,758,075

Software (5.8%)
AthenaHealth Group, Inc.
6.500%, 2/15/30§	2,466,000	2,318,040
Capstone Borrower, Inc.
8.000%, 6/15/30§	2,381,000	2,273,855
Central Parent LLC
8.000%, 6/15/29§	300,000	222,483
Central Parent, Inc.
7.250%, 6/15/29§	250,000	179,310
Cloud Software Group, Inc.
6.500%, 3/31/29§	374,000	365,136
9.000%, 9/30/29§	1,376,000	1,318,511

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
8.250%, 6/30/32§	$656,000	$619,920
Dye & Durham Ltd.
8.625%, 4/15/29(x)§	940,000	786,780
Ellucian Holdings, Inc.
6.500%, 12/1/29(x)§	1,920,000	1,874,208
Gen Digital, Inc.
7.125%, 9/30/30§	522,000	527,220
6.250%, 4/1/33§	660,000	642,576
McAfee Corp.
7.375%, 2/15/30§	1,232,000	1,016,647
NCR Voyix Corp.
5.000%, 10/1/28§	569,000	547,350
5.125%, 4/15/29§	482,000	459,153
OAK-Eagle Acquireco, Inc.
7.250%, 7/1/33§	627,000	650,832
8.750%, 7/1/34§	933,000	977,700
Open Text Corp.
3.875%, 12/1/29§	75,000	67,031
Rocket Software, Inc.
9.000%, 11/28/28§	630,000	626,428
6.500%, 2/15/29(x)§	416,000	373,880
SS&C Technologies, Inc.
5.500%, 9/30/27§	1,072,000	1,072,268
6.500%, 6/1/32§	1,927,000	1,932,511
UKG, Inc.
6.875%, 2/1/31§	2,814,000	2,734,251
ZoomInfo Technologies LLC
3.875%, 2/1/29§	2,782,000	2,302,105

		23,888,195

Total Information Technology		30,771,787

Materials (7.6%)
Chemicals (2.8%)
Avient Corp.
7.125%, 8/1/30§	639,000	647,748
Axalta Coating Systems LLC
4.750%, 6/15/27§	570,000	565,725
Celanese US Holdings LLC
6.750%, 4/15/33(x)	774,000	793,350
HB Fuller Co.
4.250%, 10/15/28(x)	602,000	580,623
Illuminate Buyer LLC
9.000%, 7/1/28§	360,000	360,177
INEOS Quattro Finance 2 plc
9.625%, 3/15/29(x)§	970,000	797,825
Maxam Prill Sarl
7.750%, 7/15/30§	936,000	950,040
Minerals Technologies, Inc.
5.000%, 7/1/28§	1,170,000	1,160,991
NOVA Chemicals Corp.
8.500%, 11/15/28§	885,000	920,400
9.000%, 2/15/30§	186,000	196,049
7.000%, 12/1/31§	287,000	303,144
Nufarm Australia Ltd.
5.000%, 1/27/30§	1,020,000	908,198
Olympus Water US Holding Corp.
4.250%, 10/1/28§	646,000	616,526
6.250%, 10/1/29(x)§	200,000	189,580
7.250%, 6/15/31§	600,000	585,918
Solstice Advanced Materials, Inc.
5.625%, 9/30/33§	370,000	363,525
WR Grace Holdings LLC
5.625%, 8/15/29§	1,577,000	1,440,984
7.000%, 8/1/33§	181,000	175,935

		11,556,738

Containers & Packaging (2.6%)
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§	2,284,000	2,092,190
6.250%, 1/30/31§	881,000	873,044
Clydesdale Acquisition Holdings, Inc.
8.750%, 4/15/30(x)§	1,388,000	1,296,045
6.750%, 4/15/32§	386,000	365,735
Graphic Packaging International LLC
6.375%, 7/15/32(x)§	370,000	367,806
Mauser Packaging Solutions Holding Co.
7.875%, 4/15/30§	596,000	594,212
9.250%, 4/15/30§	1,860,000	1,725,150
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27§	673,000	673,552
7.250%, 5/15/31(x)§	418,000	396,055
Sealed Air Corp.
6.125%, 2/1/28§	292,000	295,650
7.250%, 2/15/31§	175,000	183,422
Toucan FinCo Ltd.
9.500%, 5/15/30(x)§	728,000	640,640
Trivium Packaging Finance BV
8.250%, 7/15/30§	360,000	376,650
12.250%, 1/15/31§	780,000	839,537

		10,719,688

Metals & Mining (1.7%)
Arsenal AIC Parent LLC
8.000%, 10/1/30§	900,000	936,369
11.500%, 10/1/31§	500,000	539,770
Commercial Metals Co.
6.000%, 12/15/35§	417,000	411,012
Kaiser Aluminum Corp.
4.500%, 6/1/31§	792,000	747,347
Novelis Corp.
4.750%, 1/30/30§	1,300,000	1,225,250
6.875%, 1/30/30§	281,000	283,371
6.375%, 8/15/33§	1,114,000	1,090,780
SunCoke Energy, Inc.
4.875%, 6/30/29§	1,750,000	1,579,375

		6,813,274

Paper & Forest Products (0.5%)
Magnera Corp.
4.750%, 11/15/29(x)§	500,000	450,575
7.250%, 11/15/31(x)§	1,559,000	1,430,382

		1,880,957

Total Materials		30,970,657

Real Estate (1.8%)
Diversified REITs (0.1%)
VICI Properties LP (REIT)
4.250%, 12/1/26(x)§	470,000	468,699

Health Care REITs (0.4%)
MPT Operating Partnership LP (REIT)
5.000%, 10/15/27(x)	375,000	348,750
3.500%, 3/15/31	925,000	601,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
8.500%, 2/15/32§	$675,000	$684,464

		1,634,464

Hotel & Resort REITs (0.8%)
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§	576,000	571,974
Pebblebrook Hotel LP (REIT)
6.375%, 10/15/29§	372,000	372,800
RHP Hotel Properties LP (REIT)
6.500%, 6/15/33§	1,050,000	1,068,091
5.750%, 3/15/34§	200,000	197,360
Service Properties Trust (REIT)
8.625%, 11/15/31§	750,000	781,875

		2,992,100

Real Estate Management & Development (0.3%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§	736,000	736,000
Greystar Real Estate Partners LLC
7.750%, 9/1/30§	548,000	569,706

		1,305,706

Specialized REITs (0.2%)
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§	621,000	614,231
SBA Communications Corp. (REIT)
3.875%, 2/15/27	164,000	162,340

		776,571

Total Real Estate		7,177,540

Utilities (0.5%)
Electric Utilities (0.3%)
VoltaGrid LLC
7.375%, 11/1/30§	1,025,000	1,056,642

Gas Utilities (0.1%)
Suburban Propane Partners LP
5.000%, 6/1/31§	500,000	469,595

Independent Power and Renewable Electricity Producers (0.1%)
Lightning Power LLC
7.250%, 8/15/32§	600,000	621,780

Total Utilities		2,148,017

Total Corporate Bonds		346,132,358

Loan Participations (3.1%)
Communication Services (0.0%)†
Media (0.0%)†
Loyalty Ventures, Inc., 1st Lien Term Loan B
(US Prime Rate + 5.50%), 12.250%, 11/3/26(k)	305,297	24,424

Total Communication Services		24,424

Consumer Discretionary (0.2%)
Automobile Components (0.0%)†
Clarios Global LP, 1st Lien Term Loan
(CME Term SOFR 1 Month + 2.50%), 6.168%, 5/6/30(k)	222,744	221,978

Diversified Consumer Services (0.1%)
Champions Financing, Inc., 1st Lien Initial Term Loan
(CME Term SOFR 3 Month + 4.75%), 8.423%, 2/6/29(k)	569,221	489,530

Specialty Retail (0.1%)
Victra Holdings LLC, 1st Lien Incremental Term Loan
(CME Term SOFR 3 Month + 3.75%), 7.450%, 3/30/29(k)	231,677	228,202

Total Consumer Discretionary		939,710

Consumer Staples (0.2%)
Beverages (0.2%)
Arterra Wines Canada, Inc., 1st Lien Initial Term Loan B1
(CME Term SOFR 3 Month + 3.50%), 7.434%, 11/25/27(k)	768,910	749,825

Total Consumer Staples		749,825

Financials (0.9%)
Capital Markets (0.7%)
Guardian U.S. Holdco LLC, 1st Lien Term Loan
(CME Term SOFR 3 Month + 3.50%), 7.172%, 1/31/30(k)	575,000	552,288
Nexus Buyer LLC, 1st Lien Initial Term Loan
(CME Term SOFR 1 Month + 3.50%), 7.173%, 7/31/31(k)	770,999	739,333
Nexus Buyer LLC, 2nd Lien Initial Term Loan
(CME Term SOFR 12 Month + 5.75%), 9.635%, 2/16/32(k)	1,450,000	1,398,525

		2,690,146

Insurance (0.2%)
Acrisure LLC, 1st Lien Term Loan B6
(CME Term SOFR 1 Month + 3.00%), 6.668%, 11/6/30(k)	197,995	191,622
Asurion LLC, 2nd Lien Term Loan B4
(CME Term SOFR 1 Month + 5.25%), 9.032%, 1/19/29(k)	314,019	311,350

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Truist Insurance Holdings LLC, 2nd Lien Initial Term Loan
(CME Term SOFR 3 Month + 4.75%), 8.450%, 5/6/32(k)	$355,263	$350,970

		853,942

Total Financials		3,544,088

Health Care (0.1%)
Health Care Providers & Services (0.1%)
Sound Inpatient Physicians, Inc., 1st Lien Term Loan C
(CME Term SOFR 3 Month + 6.75%), 10.684%, 6/28/29 PIK(k)	285,139	268,030

Total Health Care		268,030

Industrials (0.1%)
Commercial Services & Supplies (0.1%)
Anticimex Global AB, 1st Lien Term Loan
(CME Term SOFR 1 Day + 2.90%), 6.560%, 11/17/31(k)	248,750	248,750

Construction & Engineering (0.0%)†
Tecta America Corp., 1st Lien Term Loan B
(CME Term SOFR 1 Month + 2.75%), 6.423%, 2/18/32(k)	297,750	296,421

Total Industrials		545,171

Information Technology (1.6%)
Software (1.5%)
Ascend Learning LLC, 1st Lien Initial Term Loan
(CME Term SOFR 1 Month + 3.00%), 6.668%, 12/11/28(k)	1,288,612	1,256,397
Cast & Crew LLC, 1st Lien Incremental Term Loan
(CME Term SOFR 3 Month + 3.75%), 7.417%, 12/29/28(k)	613,914	241,619
Darktrace Finco U.S. LLC, 1st Lien Initial Term Loan
(CME Term SOFR 3 Month + 3.25%), 6.898%, 10/9/31(k)	853,460	814,521
Darktrace Finco U.S. LLC, 2nd Lien Initial Term Loan
(CME Term SOFR 3 Month + 5.25%), 8.898%, 10/11/32(k)	875,000	801,719
Dayforce Bidco LLC, 1st Lien Initial Term Loan
(CME Term SOFR 3 Month + 3.00%), 6.661%, 2/4/33(k)	1,075,000	1,015,606
Kaseya, Inc., 2nd Lien Initial Term Loan
(CME Term SOFR 1 Month + 5.00%), 8.668%, 3/22/32(k)	525,000	413,000
Modena Buyer LLC, 1st Lien Initial Term Loan
(CME Term SOFR 3 Month + 4.25%), 7.917%, 7/1/31(k)	567,813	508,665
OAK-Eagle Acquireco, Inc., 1st Lien Term Loan B1
(CME Term SOFR 12 Month + 3.50%), 6.967%, 3/23/33(k)	450,000	447,117
Proofpoint, Inc., 1st Lien Refinancing Term Loan
(CME Term SOFR 3 Month + 3.00%), 6.700%, 8/31/28(k)	102,437	98,483
Red Planet Borrower LLC, 1st Lien Initial Term Loan
(CME Term SOFR 1 Month + 4.00%), 7.668%, 9/8/32(k)	523,688	510,857

		6,107,984

Technology Hardware, Storage & Peripherals (0.1%)
Sophos Holdings LLC, 1st Lien Term Loan
(CME Term SOFR 1 Month + 3.50%), 7.282%, 3/5/27(k)	598,418	567,500

Total Information Technology		6,675,484

Total Loan Participations		12,746,732

Total Long-Term Debt Securities (87.9%) (Cost $367,208,919)		358,879,090

	Number of Shares	Value (Note 1)
COMMON STOCK:
Health Care (0.0%)†
Health Care Providers & Services (0.0%)†
Sound Inpatient Physicians, Inc., Class A(r)*	377,134	49,047
Sound Inpatient Physicians, Inc., Class A2(r)*	16,883	12,662

Total Common Stocks (0.0%)† (Cost $–)		61,709

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (9.0%)
iShares Broad USD High Yield Corporate Bond ETF(x)	418,350	15,412,014
iShares iBoxx USD High Yield Corporate Bond ETF(x)	37,700	2,999,412
State Street SPDR Bloomberg High Yield Bond ETF(x)	30,634	2,932,286
State Street SPDR Portfolio High Yield Bond ETF	663,830	15,480,516

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Total Exchange Traded Funds (9.0%) (Cost $39,184,969)		$36,824,228

SHORT-TERM INVESTMENTS:
Investment Companies (8.2%)
Allspring Government Money Market Fund, Select Shares 3.60% (7 day yield) (xx)	10,000,000	10,000,000
BlackRock Liquidity FedFund, Institutional Shares 3.55% (7 day yield) (xx)	10,000,000	10,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	4,487,413	4,487,413
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	2,874,207	2,874,494
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.58% (7 day yield) (xx)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 3.60% (7 day yield) (xx)	2,000,000	2,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 3.56% (7 day yield) (xx)	2,150,417	2,150,417

Total Investment Companies		33,512,324

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (0.5%)
U.S. Treasury Bills 3.09%, 4/7/26(p)	$2,100,000	2,098,739

Total Short-Term Investments (8.7%) (Cost $35,611,709)		35,611,063

Total Investments in Securities (105.6%) (Cost $442,005,597)		431,376,090
Other Assets Less Liabilities (-5.6%)		(22,881,710)

Net Assets (100%)		$408,494,380

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, the market value of these securities amounted to $327,336,684 or 80.1% of net assets.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2026.

(p)	Yield to maturity.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $43,369,848. This was collateralized by $13,303,323 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.625%, maturing 4/15/26 – 11/15/54 and by cash of $30,637,830 which was subsequently invested in investment companies.

Glossary:

CME — Chicago Mercantile Exchange

EUR — European Currency Unit

PIK — Payment-in Kind Security

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

Forward Foreign Currency Contracts outstanding as of March 31, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	30,000	USD	34,447	JPMorgan Chase Bank	5/20/2026	309
USD	1,016,189	EUR	857,000	JPMorgan Chase Bank	5/20/2026	23,338

Total unrealized appreciation						23,647

EUR	228,000	USD	270,477	JPMorgan Chase Bank	5/20/2026	(6,334)

Total unrealized depreciation						(6,334)

Net unrealized appreciation						17,313

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Health Care	$—	$—	$61,709	$61,709
Corporate Bonds
Communication Services	—	35,582,046	—	35,582,046
Consumer Discretionary	—	60,750,243	—	60,750,243
Consumer Staples	—	17,501,662	—	17,501,662
Energy	—	37,513,049	—	37,513,049
Financials	—	48,215,205	—	48,215,205
Health Care	—	20,750,467	—	20,750,467
Industrials	—	54,751,685	—	54,751,685
Information Technology	—	30,771,787	—	30,771,787
Materials	—	30,970,657	—	30,970,657
Real Estate	—	7,177,540	—	7,177,540
Utilities	—	2,148,017	—	2,148,017
Exchange Traded Funds	36,824,228	—	—	36,824,228
Forward Currency Contracts	—	23,647	—	23,647
Loan Participations
Communication Services	—	24,424	—	24,424
Consumer Discretionary	—	939,710	—	939,710
Consumer Staples	—	749,825	—	749,825
Financials	—	3,544,088	—	3,544,088
Health Care	—	268,030	—	268,030
Industrials	—	545,171	—	545,171
Information Technology	—	6,675,484	—	6,675,484
Short-Term Investments
Investment Companies	33,512,324	—	—	33,512,324
U.S. Treasury Obligations	—	2,098,739	—	2,098,739

Total Assets	$70,336,552	$361,001,476	$61,709	$431,399,737

Liabilities:
Forward Currency Contracts	$—	$(6,334)	$—	$(6,334)

Total Liabilities	$—	$(6,334)	$—	$(6,334)

Total	$70,336,552	$360,995,142	$61,709	$431,393,403

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,513,249
Aggregate gross unrealized depreciation	(12,302,372)

Net unrealized depreciation	$(10,789,123)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$442,182,526

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.5%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.(x)*	2,033	$77,640
ATN International, Inc.	1,828	49,758
Bandwidth, Inc., Class A*	4,945	88,120
Elauwit Connection, Inc.*	379	2,248
IDT Corp., Class B	2,919	143,323

		361,089

Entertainment (1.7%)
Cineverse Corp., Class A*	2,642	6,341
CuriosityStream, Inc.(x)	7,569	22,404
Gaia, Inc., Class A(x)*	3,498	9,690
IMAX Corp.*	34,526	1,312,333
Marcus Corp. (The)	4,029	69,178
Meridian Holdings, Inc.(x)*	237	1,711
Playstudios, Inc.*	18,504	8,682
PodcastOne, Inc.*	850	1,734
Reservoir Media, Inc.(x)*	3,633	35,567
Skillz, Inc., Class A(x)*	1,492	3,864
Sphere Entertainment Co.*	11,571	1,358,435
Starz Entertainment Corp.	2,023	23,265

		2,853,204

Interactive Media & Services (0.3%)
Angi, Inc., Class A*	6,245	42,778
Arena Group Holdings, Inc. (The)(x)*	2,643	5,736
BuzzFeed, Inc., Class A*	4,146	2,523
DHI Group, Inc.*	7,331	20,600
EverQuote, Inc., Class A*	5,134	79,166
fuboTV, Inc., Class A(x)*	5,190	49,098
Giftify, Inc.*	3,825	3,825
IZEA Worldwide, Inc.*	2,241	7,866
MediaAlpha, Inc., Class A*	6,067	56,423
Nextdoor Holdings, Inc.*	40,740	57,036
PSQ Holdings, Inc.(x)*	6,276	3,326
QuinStreet, Inc.*	9,730	116,857
Teads Holding Co.(x)*	7,732	5,092
Travelzoo(x)*	1,254	7,424
Zedge, Inc., Class B	2,242	6,569

		464,319

Media (0.3%)
Boston Omaha Corp., Class A(x)*	3,807	44,466
Cardlytics, Inc.(x)*	9,281	9,745
Emerald Holding, Inc.(x)	2,413	10,883
Entravision Communications Corp., Class A	11,314	33,603
EW Scripps Co. (The), Class A*	11,776	43,807
Fluent, Inc.*	3,076	9,720
Gambling.com Group Ltd.(x)*	3,707	14,383
Harte Hanks, Inc.*	1,239	2,812
iHeartMedia, Inc., Class A*	21,826	63,732
Lee Enterprises, Inc.*	910	7,835
Marchex, Inc., Class B(x)*	4,459	6,911
National CineMedia, Inc.	12,308	37,539
Nexxen International Ltd.(x)*	5,552	36,199
Saga Communications, Inc., Class A	948	11,092
Thryv Holdings, Inc.*	5,717	15,665
Townsquare Media, Inc., Class A(x)	2,201	11,951
Urban One, Inc., Class A(x)*	152	891
USA TODAY Co., Inc.(x)*	25,322	178,520

		539,754

Wireless Telecommunication Services (0.0%)†
KORE Group Holdings, Inc.*	982	8,858
Spok Holdings, Inc.	3,567	38,880
SurgePays, Inc.*	2,896	2,175

		49,913

Total Communication Services		4,268,279

Consumer Discretionary (7.6%)
Automobile Components (0.2%)
Cooper-Standard Holdings, Inc.*	3,047	84,920
Holley, Inc.*	13,381	41,080
Motorcar Parts of America, Inc.*	2,308	25,526
Solid Power, Inc.*	31,590	94,770
Stoneridge, Inc.*	5,016	24,227
Strattec Security Corp.*	735	57,580
Sypris Solutions, Inc.*	2,083	5,937

		334,040

Automobiles (0.0%)†
Faraday Future Intelligent Electric, Inc., Class A(x)*	33,731	9,269
Massimo Group*	1,027	1,023

		10,292

Broadline Retail (0.6%)
1stdibs.com, Inc.*	3,888	21,384
Groupon, Inc.(x)*	4,503	53,586
Pattern Group, Inc., Class A(x)*	82,490	1,025,351

		1,100,321

Distributors (0.1%)
AMCON Distributing Co.	36	3,202
Gold.com, Inc.	3,415	136,873
Weyco Group, Inc.	1,120	35,896

		175,971

Diversified Consumer Services (2.9%)
American Public Education, Inc.*	14,373	817,536
Carriage Services, Inc., Class A	2,528	115,429
European Wax Center, Inc., Class A*	5,137	29,692
Legacy Education, Inc.*	1,745	21,847
Lincoln Educational Services Corp.*	58,348	2,373,597
Nerdy, Inc.(x)*	12,124	9,896
Regis Corp.*	419	10,345
Universal Technical Institute, Inc.*	43,524	1,571,216
Zspace, Inc.*	320	36

		4,949,594

Hotels, Restaurants & Leisure (2.1%)
Allied Gaming & Entertainment, Inc.*	2,522	689
Ark Restaurants Corp.*	437	2,867
Bally’s Corp.(x)*	1,765	17,014
Biglari Holdings, Inc., Class B*	125	41,199
BJ’s Restaurants, Inc.*	3,406	119,550
Canterbury Park Holding Corp.(x)	412	6,345
Century Casinos, Inc.*	5,461	7,591
El Pollo Loco Holdings, Inc.*	4,971	68,898
Flanigan’s Enterprises, Inc.	74	2,313
Full House Resorts, Inc.*	6,207	13,966
Golden Entertainment, Inc.	3,458	92,294
Inspired Entertainment, Inc.(x)*	4,580	32,655
Kura Sushi USA, Inc., Class A(x)*	1,216	84,865
Lindblad Expeditions Holdings, Inc.*	81,329	1,406,992
Nathan’s Famous, Inc.	507	51,070
Navan, Inc., Class A(x)*	101,584	1,344,972
ONE Group Hospitality, Inc. (The)*	5,320	9,470
Pursuit Attractions and Hospitality, Inc.*	3,798	139,121
Rave Restaurant Group, Inc.*	2,019	5,350
RCI Hospitality Holdings, Inc.	1,270	28,969
Red Robin Gourmet Burgers, Inc.*	3,019	8,846
Serve Robotics, Inc.(x)*	11,678	98,562

		3,583,598

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Household Durables (0.3%)
Bassett Furniture Industries, Inc.	1,407	$19,909
Beazer Homes USA, Inc.*	4,909	94,449
Ethan Allen Interiors, Inc.	4,107	91,422
Flexsteel Industries, Inc.	659	29,615
Hamilton Beach Brands Holding Co., Class A	1,326	25,128
Hooker Furnishings Corp.(x)	1,944	25,039
Hovnanian Enterprises, Inc., Class A*	867	96,159
Koss Corp.*	1,055	3,777
Legacy Housing Corp.(x)*	1,522	31,094
Lifetime Brands, Inc.	2,448	14,052
Live Ventures, Inc.*	225	2,632
Lovesac Co. (The)(x)*	2,321	34,281
Traeger, Inc.(x)*	132	3,828
United Homes Group, Inc.(x)*	1,708	1,981
Universal Electronics, Inc.*	2,564	10,564

		483,930

Leisure Products (0.2%)
American Outdoor Brands, Inc.(x)*	2,383	22,257
Clarus Corp.	5,693	15,485
Escalade, Inc.	1,875	32,194
Funko, Inc., Class A*	7,383	23,257
JAKKS Pacific, Inc.	1,609	32,051
Johnson Outdoors, Inc., Class A	1,050	48,836
Latham Group, Inc.*	8,720	46,826
Marine Products Corp.	1,701	12,366
MasterCraft Boat Holdings, Inc.*	2,783	57,079
Smith & Wesson Brands, Inc.	7,978	114,325

		404,676

Specialty Retail (1.1%)
1-800-Flowers.com, Inc., Class A(x)*	4,194	12,750
aka Brands Holding Corp.*	96	990
America’s Car-Mart, Inc.*	1,328	16,905
BARK, Inc.(x)*	17,591	8,912
Barnes & Noble Education, Inc.(x)*	2,837	25,051
Bed Bath & Beyond, Inc.*	12,195	56,585
Build-A-Bear Workshop, Inc.(x)	2,194	82,165
Caleres, Inc.	5,846	61,617
Cato Corp. (The), Class A*	3,127	8,849
Children’s Place, Inc. (The)*	1,331	4,472
Citi Trends, Inc.*	857	37,125
Designer Brands, Inc., Class A(x)	6,192	35,232
Destination XL Group, Inc.*	9,568	4,880
Duluth Holdings, Inc., Class B*	2,768	8,747
Envela Corp.*	1,291	21,508
Genesco, Inc.*	1,777	51,515
Grabagun Digital Holdings, Inc.(x)*	3,399	10,231
Grove Collaborative Holdings(x)*	4,516	5,780
GrowGeneration Corp.*	11,105	12,216
Haverty Furniture Cos., Inc.	2,372	50,239
J Jill, Inc.	1,234	14,142
Lands’ End, Inc.(x)*	1,726	19,400
MarineMax, Inc.(x)*	3,433	92,897
Newegg Commerce, Inc., Class A(x)*	229	9,460
OneWater Marine, Inc., Class A(x)*	2,200	20,790
Outdoor Holding Co.*	18,618	37,422
PetMed Express, Inc.*	2,641	6,021
RealReal, Inc. (The)*	19,119	173,601
RideNow Group, Inc., Class B*	4,110	29,017
Shoe Carnival, Inc.	3,200	49,888
Sleep Number Corp.(x)*	3,323	5,965
Sportsman’s Warehouse Holdings, Inc.*	7,064	9,960
Stitch Fix, Inc., Class A*	19,997	66,190
ThredUp, Inc., Class A*	18,243	59,837
Tilly’s, Inc., Class A(x)*	3,049	12,348
Torrid Holdings, Inc.(x)*	6,247	11,120
Warby Parker, Inc., Class A(x)*	25,983	547,462
Winmark Corp.	535	228,739
Zumiez, Inc.*	2,324	51,500

		1,961,528

Textiles, Apparel & Luxury Goods (0.1%)
Allbirds, Inc., Class A(x)*	1,117	3,362
Crown Crafts, Inc.	1,742	4,486
Culp, Inc.*	2,105	5,768
Fossil Group, Inc.(x)*	9,193	39,622
Jerash Holdings US, Inc.	1,177	3,401
Lakeland Industries, Inc.(x)	1,459	11,949
Movado Group, Inc.	2,680	65,446
Playboy, Inc.*	12,231	18,591
Rocky Brands, Inc.	1,247	48,284
Superior Group of Cos., Inc.	2,018	20,503
Unifi, Inc.*	3,151	11,249
Vera Bradley, Inc.*	3,280	10,365

		243,026

Total Consumer Discretionary		13,246,976

Consumer Staples (2.7%)
Beverages (0.8%)
Vita Coco Co., Inc. (The)*	26,655	1,277,041
Willamette Valley Vineyards, Inc.*	623	1,601
Zevia PBC, Class A*	10,213	11,950

		1,290,592

Consumer Staples Distribution & Retail (0.6%)
Chefs’ Warehouse, Inc. (The)*	13,400	796,630
HF Foods Group, Inc.(x)*	7,751	14,339
Natural Grocers by Vitamin Cottage, Inc.	2,283	59,016
Village Super Market, Inc., Class A	1,640	69,257

		939,242

Food Products (0.7%)
Alico, Inc.	1,026	42,333
Barfresh Food Group, Inc.*	1,235	3,470
Beyond Meat, Inc.(x)*	74,992	52,614
Bridgford Foods Corp.*	296	2,205
Buda Juice, Inc.(x)*	377	3,959
Calavo Growers, Inc.	3,003	77,447
Farmer Bros Co.*	3,021	3,837
Forafric Global plc(x)*	945	9,119
Laird Superfood, Inc.*	1,638	3,522
Lifeway Foods, Inc.*	998	19,301
Limoneira Co.(x)	2,925	39,253
Mama’s Creations, Inc.*	50,797	779,226
Seneca Foods Corp., Class A*	838	126,639
SunOpta, Inc.*	17,195	111,424

		1,274,349

Household Products (0.1%)
Oil-Dri Corp. of America	1,785	116,186

Personal Care Products (0.1%)
AXIL Brands, Inc.(x)*	803	5,621
Beauty Health Co. (The)(x)*	20,809	18,520
FitLife Brands, Inc.(x)*	772	10,963
Honest Co., Inc. (The)(x)*	17,517	51,500
Lifevantage Corp.(x)	2,022	8,735
Medifast, Inc.(x)*	1,823	18,576
Natural Health Trends Corp.	1,508	4,207
Nature’s Sunshine Products, Inc.*	2,983	71,562
Niagen Bioscience, Inc.*	9,391	41,414
United-Guardian, Inc.	544	3,607

		234,705

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Tobacco (0.4%)
Ispire Technology, Inc.(x)*	3,634	$6,687
Turning Point Brands, Inc.	8,741	758,631

		765,318

Total Consumer Staples		4,620,392

Energy (3.0%)
Energy Equipment & Services (0.9%)
Bristow Group, Inc., Class A	5,115	239,842
Dawson Geophysical Co.*	1,144	3,958
DMC Global, Inc.*	3,710	19,329
Drilling Tools International Corp.*	3,588	15,536
Energy Services of America Corp.	2,032	26,680
Forum Energy Technologies, Inc.*	1,924	112,862
Geospace Technologies Corp.*	2,160	26,352
KLX Energy Services Holdings, Inc.*	2,778	7,223
Mammoth Energy Services, Inc.(x)*	5,076	12,436
MIND Technology, Inc.(x)*	1,619	13,519
National Energy Services Reunited Corp.*	12,068	259,100
Natural Gas Services Group, Inc.	1,826	68,913
NCS Multistage Holdings, Inc.*	154	9,524
Oil States International, Inc.*	10,128	117,890
Ranger Energy Services, Inc., Class A	3,702	63,452
SEACOR Marine Holdings, Inc.(x)*	3,942	28,225
Select Water Solutions, Inc., Class A	16,993	259,993
Smart Sand, Inc.	5,669	29,025
TETRA Technologies, Inc.*	22,831	194,520

		1,508,379

Oil, Gas & Consumable Fuels (2.1%)
Aemetis, Inc.*	11,077	35,336
Amplify Energy Corp.*	6,128	38,239
Ardmore Shipping Corp.	6,185	94,321
Centrus Energy Corp., Class A(x)*	5,271	914,993
Comstock, Inc.*	12,316	37,564
Diversified Energy Co.	11,312	197,281
Empire Petroleum Corp.*	3,060	9,057
Encore Energy Corp.(x)*	33,092	59,566
Energy Fuels, Inc.(x)*	42,257	771,190
Epsilon Energy Ltd.	3,856	23,753
Evolution Petroleum Corp.(x)	6,065	27,778
FutureFuel Corp.	4,540	17,479
Gevo, Inc.(x)*	42,124	114,998
Granite Ridge Resources, Inc.(x)	9,631	56,534
Green Plains, Inc.*	12,325	202,746
Kolibri Global Energy, Inc.(x)*	5,802	31,853
Lightbridge Corp.(x)*	5,239	55,848
NACCO Industries, Inc., Class A	743	38,614
NextNRG, Inc.(x)*	6,337	2,535
Nordic American Tankers Ltd.	36,924	216,375
OPAL Fuels, Inc., Class A(x)*	4,294	10,821
Prairie Operating Co.(x)*	6,073	12,328
PrimeEnergy Resources Corp.(x)*	83	19,326
REX American Resources Corp.*	5,166	235,415
Riley Exploration Permian, Inc.	2,644	96,374
SandRidge Energy, Inc.	5,629	91,809
Stabilis Solutions, Inc.*	965	4,304
Summit Midstream Corp.*	1,540	46,570
Teekay Corp. Ltd.	9,517	116,202
US Energy Corp.(x)*	732	647
VAALCO Energy, Inc.(x)	18,607	117,968
Verde Clean Fuels, Inc.(x)*	530	896
W&T Offshore, Inc.	17,837	60,824
XCF Global, Inc., Class A(x)*	6,023	2,201

		3,761,745

Total Energy		5,270,124

Financials (12.6%)
Banks (7.3%)
ACNB Corp.	1,837	87,937
Affinity Bancshares, Inc.*	835	18,587
Amalgamated Financial Corp.	4,128	160,455
Amerant Bancorp, Inc., Class A	6,499	143,238
AmeriServ Financial, Inc.	2,264	8,196
Ames National Corp.(x)	1,614	45,547
Arrow Financial Corp.	2,940	98,696
Auburn National Bancorp, Inc.	550	13,126
Avidbank Holdings, Inc.*	523	14,906
Bank First Corp.	1,837	248,105
Bank of Marin Bancorp	2,629	67,381
Bank of the James Financial Group, Inc.	773	15,924
Bank7 Corp.	840	33,499
Bankwell Financial Group, Inc.	1,255	60,893
Bar Harbor Bankshares	2,959	96,020
BayCom Corp.	1,899	56,448
Bayfirst Financial Corp.	653	4,147
BCB Bancorp, Inc.	2,698	24,228
Blue Ridge Bankshares, Inc.	11,974	50,291
Bogota Financial Corp.*	870	7,395
Bridgewater Bancshares, Inc.*	3,737	66,145
Broadway Financial Corp.*	755	5,481
Burke & Herbert Financial Services Corp.	2,434	151,614
Business First Bancshares, Inc.	5,465	147,774
BV Financial, Inc.*	1,351	25,858
Byline Bancorp, Inc.	5,451	172,088
C&F Financial Corp.	563	41,065
California Bancorp	4,014	71,128
Camden National Corp.	3,017	143,157
Capital Bancorp, Inc.	2,066	61,443
Capital City Bank Group, Inc.	2,486	108,042
Carter Bankshares, Inc.*	3,848	89,735
Catalyst Bancorp, Inc.*	614	10,168
CB Financial Services, Inc.(x)	852	29,121
Central Pacific Financial Corp.	4,552	145,482
Central Plains Bancshares, Inc.(x)*	621	10,625
CF Bankshares, Inc.	853	23,807
Chain Bridge Bancorp, Inc., Class A*	394	13,751
Chemung Financial Corp.	793	42,679
ChoiceOne Financial Services, Inc.	2,589	72,803
Citizens & Northern Corp.	3,147	70,304
Citizens Community Bancorp, Inc.	1,640	32,472
Citizens Financial Services, Inc.	859	52,528
Civista Bancshares, Inc.	3,554	80,996
CNB Financial Corp.	5,251	152,069
Coastal Financial Corp.*	2,319	176,476
CoastalSouth Bancshares, Inc.(x)	1,513	37,205
Colony Bankcorp, Inc.	3,471	69,316
Commercial Bancgroup, Inc.	1,290	33,566
Community Trust Bancorp, Inc.	2,898	175,967
Community West Bancshares	2,983	69,504
ConnectOne Bancorp, Inc.	8,534	228,455
Dime Community Bancshares, Inc.	7,141	241,509
Eagle Bancorp Montana, Inc.	1,292	26,589
Eagle Financial Services, Inc.	861	30,118
ECB Bancorp, Inc.(x)*	1,395	23,338
Equity Bancshares, Inc., Class A	2,973	132,031
Esquire Financial Holdings, Inc.	1,308	140,610
Farmers & Merchants Bancorp, Inc.	2,371	60,864
Farmers National Banc Corp.	9,915	130,481
FB Bancorp, Inc.(x)*	2,764	37,977
Fidelity D&D Bancorp, Inc.	871	37,697
Fifth District Bancorp, Inc.*	997	14,776
Financial Institutions, Inc.	3,512	111,366

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Finward Bancorp	664	$24,103
Finwise Bancorp*	1,785	28,310
First Bancorp, Inc. (The)	2,036	57,069
First Bank	3,826	61,216
First Business Financial Services, Inc.	1,449	78,145
First Capital, Inc.	577	28,637
First Community Bankshares, Inc.	2,934	121,820
First Community Corp.	1,262	36,888
First Financial Corp.	2,050	129,560
First Guaranty Bancshares, Inc.	1,170	9,500
First Internet Bancorp	1,353	27,574
First Mid Bancshares, Inc.	3,889	160,188
First National Corp.	1,401	37,715
First Northwest Bancorp	1,508	13,089
First Seacoast Bancorp*	603	7,574
First United Corp.	1,126	41,257
First US Bancshares, Inc.	997	15,254
First Western Financial, Inc.*	1,518	37,312
Five Star Bancorp	2,836	106,974
Flushing Financial Corp.	5,765	88,550
Franklin Financial Services Corp.	778	39,740
FS Bancorp, Inc.	1,214	46,848
FVCBankcorp, Inc.	2,778	42,198
GBank Financial Holdings, Inc.(x)*	1,672	44,743
Great Southern Bancorp, Inc.	1,473	92,990
Greene County Bancorp, Inc.	1,369	30,679
Hanmi Financial Corp.	5,314	140,077
Hanover Bancorp, Inc.	904	19,517
Hawthorn Bancshares, Inc.(x)	1,052	35,442
HBT Financial, Inc.	2,093	55,925
Heritage Commerce Corp.	10,771	134,422
Hingham Institution For Savings (The)(x)	301	86,038
Home Bancorp, Inc.	1,227	74,332
Home Federal Bancorp, Inc. of Louisiana	435	7,526
HomeTrust Bancshares, Inc.	2,817	120,145
Horizon Bancorp, Inc.	8,930	147,970
Independent Bank Corp.	3,553	118,315
Investar Holding Corp.	2,132	58,140
John Marshall Bancorp, Inc.	2,319	47,029
Kearny Financial Corp.	10,284	77,644
Lake Shore Bancorp, Inc.	607	9,214
Landmark Bancorp, Inc.	881	21,849
LCNB Corp.	2,519	39,271
LINKBANCORP, Inc.	4,016	33,493
Magyar Bancorp, Inc.	1,162	20,114
MainStreet Bancshares, Inc.(x)	1,218	27,040
Mechanics Bancorp(x)	8,710	128,472
Mercantile Bank Corp.	2,953	149,127
Meridian Corp.	1,715	32,516
Metrocity Bankshares, Inc.	3,806	109,118
Metropolitan Bank Holding Corp.	1,593	132,681
Mid Penn Bancorp, Inc.	3,513	112,978
Midland States Bancorp, Inc.	3,615	80,651
MVB Financial Corp.	2,010	49,908
National Bankshares, Inc.	1,159	42,199
NB Bancorp, Inc.	7,145	150,545
Northeast Bank	1,344	151,025
Northeast Community Bancorp, Inc.	2,219	52,812
Northfield Bancorp, Inc.	6,567	88,917
Northpointe Bancshares, Inc.	3,687	63,638
Northrim Bancorp, Inc.	3,927	89,850
Norwood Financial Corp.	1,827	53,750
NSTS Bancorp, Inc.*	791	9,223
Oak Valley Bancorp	1,230	39,889
Ohio Valley Banc Corp.	664	29,123
Old Second Bancorp, Inc.	9,024	181,924
OP Bancorp	2,144	28,515
OptimumBank Holdings, Inc.*	1,671	8,522
Orange County Bancorp, Inc.	2,134	68,245
Origin Bancorp, Inc.	5,289	219,282
Orrstown Financial Services, Inc.	3,336	120,363
Parke Bancorp, Inc.	1,725	48,990
Pathfinder Bancorp, Inc.	600	7,656
Patriot National Bancorp, Inc.(x)*	14,474	18,671
PCB Bancorp	2,089	46,982
Peapack-Gladstone Financial Corp.	2,911	102,496
Peoples Bancorp of North Carolina, Inc.	766	29,997
Peoples Bancorp, Inc.	6,248	205,372
Peoples Financial Services Corp.	1,714	91,408
Pioneer Bancorp, Inc.*	2,016	28,063
Plumas Bancorp	1,193	58,242
Ponce Financial Group, Inc.*	3,490	58,318
Preferred Bank	1,963	178,024
Primis Financial Corp.	3,761	49,946
Princeton Bancorp, Inc.	978	33,027
Provident Financial Holdings, Inc.	940	15,153
QCR Holdings, Inc.	2,926	250,027
RBB Bancorp	2,917	62,336
Red River Bancshares, Inc.	928	83,928
Rhinebeck Bancorp, Inc.*	895	13,801
Richmond Mutual Bancorp, Inc.	1,467	19,907
Riverview Bancorp, Inc.	3,578	19,679
SB Financial Group, Inc.	1,015	21,315
Shore Bancshares, Inc.	5,589	104,403
Sierra Bancorp	2,183	74,047
SmartFinancial, Inc.	2,703	105,633
Sound Financial Bancorp, Inc.	390	17,047
South Plains Financial, Inc.	2,221	93,060
Southern First Bancshares, Inc.*	1,393	75,918
Southern Missouri Bancorp, Inc.	1,736	111,000
SR Bancorp, Inc.(x)	1,346	22,720
Sterling Bancorp, Inc.(r)*	3,894	—
Summit State Bank*	957	12,795
Texas Community Bancshares, Inc.	436	7,634
Third Coast Bancshares, Inc.*	2,318	87,690
Timberland Bancorp, Inc.	1,374	54,177
TrustCo Bank Corp.	3,064	134,142
Union Bankshares, Inc.(x)	657	15,978
United Bancorp, Inc.	904	13,750
United Security Bancshares	2,522	26,506
Unity Bancorp, Inc.	1,318	68,312
Univest Financial Corp.	4,990	170,957
USCB Financial Holdings, Inc.	2,093	38,804
Virginia National Bankshares Corp.	929	35,488
Washington Trust Bancorp, Inc.	3,440	115,102
West Bancorp, Inc.	2,742	65,232
Western New England Bancorp, Inc.	3,246	41,971

		12,663,612

Capital Markets (2.2%)
Aether Holdings, Inc.*	857	2,014
ALT5 Sigma Corp.(x)*	19,520	21,667
AlTi Global, Inc.*	7,547	27,320
Bakkt, Inc., Class A(x)*	2,939	21,631
Binah Capital Group, Inc.(x)*	717	1,441
BRC Group Holdings, Inc.(x)*	3,823	27,984
Diamond Hill Investment Group, Inc.	451	77,617
Dominari Holdings, Inc.	1,457	4,735
Fold Holdings, Inc.(x)*	940	1,241
Great Elm Group, Inc.*	3,025	5,657
Hennessy Advisors, Inc.	890	8,678
Heritage Global, Inc.*	6,544	8,900
Innventure, Inc.(x)*	9,134	35,714
Marex Group plc	10,801	481,509

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
MarketWise, Inc.	342	$6,402
Miami International Holdings, Inc.*	26,996	1,050,684
Open Lending Corp.*	18,750	23,437
Piper Sandler Cos.	14,220	1,088,541
Siebert Financial Corp.(x)*	2,773	5,324
Silvercrest Asset Management Group, Inc., Class A	1,312	17,633
StoneX Group, Inc.*	11,237	906,264
Value Line, Inc.	154	5,435
Westwood Holdings Group, Inc.	1,482	24,409

		3,854,237

Consumer Finance (0.7%)
Atlanticus Holdings Corp.*	940	49,322
Consumer Portfolio Services, Inc.*	1,965	15,189
Dave, Inc.*	4,381	762,688
DeFi Development Corp.(x)*	4,036	13,278
LendingTree, Inc.*	2,003	85,889
Medallion Financial Corp.	2,939	25,158
NerdWallet, Inc., Class A*	7,112	73,823
Oportun Financial Corp.*	7,511	34,626
OppFi, Inc.	4,656	35,898
Regional Management Corp.	1,609	51,890
Vroom, Inc.*	197	2,622
World Acceptance Corp.*	424	57,257

		1,207,640

Financial Services (0.7%)
Acacia Research Corp.(x)*	6,194	29,793
Alerus Financial Corp.	4,196	99,487
Better Home & Finance Holding Co.(x)*	1,091	38,862
Cantaloupe, Inc.(x)*	9,960	107,668
Cass Information Systems, Inc.	2,076	91,386
Finance of America Cos., Inc., Class A(x)*	791	13,131
International Money Express, Inc.*	4,913	77,625
loanDepot, Inc., Class A(x)*	17,034	24,188
NewtekOne, Inc.	4,293	47,008
Onity Group, Inc.*	1,242	48,773
Paymentus Holdings, Inc., Class A*	22,605	574,167
Paysign, Inc.*	6,749	39,819
Priority Technology Holdings, Inc.(x)*	4,879	23,029
Security National Financial Corp., Class A*	2,959	28,051
SWK Holdings Corp.	481	8,182
Usio, Inc.*	3,761	4,288
Velocity Financial, Inc.*	2,059	37,247
Waterstone Financial, Inc.	2,679	48,302
XBP Global Holdings, Inc.(x)*	1,362	5,993

		1,346,999

Insurance (1.1%)
Abacus Global Management, Inc.(x)	7,275	57,327
American Coastal Insurance Corp.	4,289	48,251
American Integrity Insurance Group, Inc.	2,101	40,507
Atlantic American Corp.	904	2,106
Citizens, Inc., Class A(x)*	8,505	42,780
Crawford & Co., Class A	2,888	28,794
Donegal Group, Inc., Class A	2,947	50,630
eHealth, Inc.*	5,390	6,953
GoHealth, Inc., Class A(x)*	2,051	3,097
Greenlight Capital Re Ltd., Class A*	4,626	79,984
Heritage Insurance Holdings, Inc.*	4,419	115,999
Hippo Holdings, Inc.*	3,219	83,887
Investors Title Co.	265	57,595
James River Group Holdings, Inc.	6,501	40,956
Kestrel Group Ltd.	491	5,303
Kingstone Cos., Inc.	1,949	28,397
Kingsway Financial Services, Inc.(x)*	3,814	39,780
MBIA, Inc.(x)*	8,083	47,771
Neptune Insurance Holdings, Inc., Class A(x)*	27,698	670,015
NI Holdings, Inc.*	1,293	16,667
Octave Specialty Group, Inc.*	6,954	32,336
Selectquote, Inc.*	26,313	16,564
Tiptree, Inc., Class A	4,209	71,216
United Fire Group, Inc.	3,771	139,753
Universal Insurance Holdings, Inc.	4,571	156,145

		1,882,813

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
ACRES Commercial Realty Corp. (REIT)(x)*	1,080	20,866
Angel Oak Mortgage REIT, Inc. (REIT)	2,381	19,572
Ares Commercial Real Estate Corp. (REIT)(x)	9,335	44,808
Cherry Hill Mortgage Investment Corp. (REIT)	6,774	16,935
Chicago Atlantic Real Estate Finance, Inc. (REIT)	3,257	36,869
Ellington Financial, Inc. (REIT)	21,680	256,908
Franklin BSP Realty Trust, Inc. (REIT)(x)	14,778	125,465
Granite Point Mortgage Trust, Inc. (REIT)	8,807	12,770
Invesco Mortgage Capital, Inc. (REIT)(x)	13,524	109,274
Lument Finance Trust, Inc. (REIT)(x)	8,590	10,823
Manhattan Bridge Capital, Inc. (REIT)	1,766	7,859
Nexpoint Real Estate Finance, Inc. (REIT)(x)	1,169	15,746
Orchid Island Capital, Inc. (REIT)(x)	32,991	231,927
Rithm Property Trust, Inc. (REIT)(x)	1,269	16,992
Sachem Capital Corp. (REIT)	8,460	8,545
Seven Hills Realty Trust (REIT)(x)	4,155	34,154
Sunrise Realty Trust, Inc. (REIT)(x)	1,930	14,803
TPG Mortgage Investment Trust, Inc. (REIT)	5,269	38,516

		1,022,832

Total Financials		21,978,133

Health Care (32.6%)
Biotechnology (18.8%)
4D Molecular Therapeutics, Inc.*	7,892	73,475
Abeona Therapeutics, Inc.(x)*	8,135	36,445
Absci Corp.(x)*	24,535	73,605
Achieve Life Sciences, Inc.(x)*	8,581	25,228
Acrivon Therapeutics, Inc.(x)*	3,569	4,961
Actinium Pharmaceuticals, Inc.*	5,849	5,822
Actuate Therapeutics, Inc.(x)*	1,700	4,658
Acumen Pharmaceuticals, Inc.*	6,824	16,105
ADC Therapeutics SA*	18,249	68,434
Agenus, Inc.(x)*	5,809	19,402
Akebia Therapeutics, Inc.(x)*	45,596	63,378
Aldeyra Therapeutics, Inc.*	9,758	16,491
Alector, Inc.*	15,240	32,766
Altimmune, Inc.*	23,300	71,764
AnaptysBio, Inc.*	3,283	182,075
Anavex Life Sciences Corp.(x)*	15,691	48,171
Anika Therapeutics, Inc.*	2,185	31,683
Anixa Biosciences, Inc.(x)*	5,728	14,778
Annexon, Inc.*	23,625	130,883
Arbutus Biopharma Corp.*	27,245	122,603

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Arcturus Therapeutics Holdings, Inc.(x)*	4,692	$36,222
Armata Pharmaceuticals, Inc.*	1,977	20,244
ArriVent Biopharma, Inc.(x)*	5,781	133,368
Artiva Biotherapeutics, Inc.*	915	5,893
Assembly Biosciences, Inc.*	1,665	46,204
Atara Biotherapeutics, Inc.*	776	3,671
aTyr Pharma, Inc.(x)*	17,199	13,415
Aura Biosciences, Inc.(x)*	8,261	55,266
Avalo Therapeutics, Inc.*	2,806	41,894
Avita Medical, Inc.(x)*	2,318	8,577
Benitec Biopharma, Inc.(x)*	3,427	36,498
Beyondspring, Inc.(x)*	6,039	9,904
Biomea Fusion, Inc.(x)*	11,477	17,560
Black Diamond Therapeutics, Inc.(x)*	8,773	18,687
Boundless Bio, Inc.*	2,961	3,257
Bright Minds Biosciences, Inc.(x)*	1,248	91,067
C4 Therapeutics, Inc.*	13,199	34,713
Cabaletta Bio, Inc.*	16,320	43,901
CAMP4 Therapeutics Corp.*	5,006	22,076
Candel Therapeutics, Inc.(x)*	8,314	40,739
Capricor Therapeutics, Inc.(x)*	7,832	238,093
Cardiff Oncology, Inc.(x)*	11,980	19,408
CareDx, Inc.*	9,039	156,917
Cartesian Therapeutics, Inc.(x)*	1,947	11,974
Celcuity, Inc.*	29,858	3,407,992
Celularity, Inc., Class A*	2,156	2,867
CervoMed, Inc.*	1,068	4,208
CG oncology, Inc.*	7,024	475,384
Cibus, Inc., Class A(x)*	8,666	17,159
Citius Oncology, Inc.*	2,491	1,544
Climb Bio, Inc.*	5,644	38,661
Cogent Biosciences, Inc.*	114,562	4,409,491
Coherus Oncology, Inc.(x)*	18,157	30,685
Compass Therapeutics, Inc.*	23,216	122,813
Corbus Pharmaceuticals Holdings, Inc.*	2,875	26,996
Corvus Pharmaceuticals, Inc.*	11,549	168,962
Coya Therapeutics, Inc.*	3,497	13,778
Cullinan Therapeutics, Inc.*	9,706	137,922
Design Therapeutics, Inc.*	4,379	46,593
DiaMedica Therapeutics, Inc.(x)*	6,373	43,145
Dianthus Therapeutics, Inc.*	24,750	2,077,020
Dyadic International, Inc.*	5,963	4,890
Editas Medicine, Inc.(x)*	17,801	43,968
Eledon Pharmaceuticals, Inc.(x)*	13,252	40,816
Elicio Therapeutics, Inc.(x)*	1,956	20,910
Elutia, Inc.*	4,319	4,535
Emergent BioSolutions, Inc.*	9,341	77,530
Enanta Pharmaceuticals, Inc.*	4,883	61,672
Entrada Therapeutics, Inc.*	5,111	64,501
Erasca, Inc.*	34,090	551,576
Estrella Immunopharma, Inc.(x)*	2,373	2,515
Evommune, Inc.(x)*	1,859	42,738
Exagen, Inc.*	2,815	8,445
Exicure, Inc.*	284	1,213
eXoZymes, Inc.*	443	3,323
Fate Therapeutics, Inc.*	19,857	23,828
Fennec Pharmaceuticals, Inc.(x)*	5,030	30,935
Fibrobiologics, Inc.(x)*	254	335
Foghorn Therapeutics, Inc.*	6,364	30,420
Forte Biosciences, Inc.(x)*	17,483	452,810
Fortress Biotech, Inc.(x)*	4,839	13,501
Gain Therapeutics, Inc.(x)*	6,513	12,635
Galectin Therapeutics, Inc.(x)*	8,571	23,913
Genelux Corp.(x)*	7,097	17,175
Gossamer Bio, Inc.(x)*	36,112	11,863
Greenwich Lifesciences, Inc.(x)*	1,162	27,911
Heron Therapeutics, Inc.(x)*	28,288	22,633
Humacyte, Inc.(x)*	28,525	17,306
Immix Biopharma, Inc.*	6,161	56,127
ImmuCell Corp.*	1,094	6,925
Immuneering Corp., Class A(x)*	9,501	50,070
Immunic, Inc.(x)*	21,226	23,561
Immunocore Holdings plc (ADR)*	13,700	413,055
Immunome, Inc.*	18,346	401,227
Inhibikase Therapeutics, Inc.(x)*	18,940	31,819
Inhibrx Biosciences, Inc.*	1,631	109,652
Inmune Bio, Inc.(x)*	3,509	3,965
Inovio Pharmaceuticals, Inc.(x)*	11,818	20,563
Insight Molecular Diagnostics, Inc.*	2,330	7,642
Instil Bio, Inc.(x)*	726	5,982
Ironwood Pharmaceuticals, Inc., Class A*	28,744	100,891
Jade Biosciences, Inc.(x)	5,754	80,844
Jasper Therapeutics, Inc.(x)*	4,665	4,087
Kalaris Therapeutics, Inc.(x)*	608	3,508
KalVista Pharmaceuticals, Inc.(x)*	6,905	138,998
Karyopharm Therapeutics, Inc.(x)*	3,002	16,721
Kezar Life Sciences, Inc.*	1,195	8,867
Kodiak Sciences, Inc.*	6,789	258,797
Korro Bio, Inc.(x)*	1,296	14,671
Kyverna Therapeutics, Inc.*	6,815	58,813
Lantern Pharma, Inc.(x)*	1,685	2,308
Larimar Therapeutics, Inc.*	8,898	40,041
Lexeo Therapeutics, Inc.*	12,074	69,305
MacroGenics, Inc.*	10,632	30,726
MAIA Biotechnology, Inc.(x)*	4,673	6,542
MapLight Therapeutics, Inc.*	3,462	70,382
MDxHealth SA*	6,794	15,626
MediciNova, Inc.*	9,049	12,397
Medicus Pharma Ltd.(x)*	2,737	1,256
MeiraGTx Holdings plc(x)*	8,157	70,640
Metagenomi Therapeutics, Inc.(x)*	5,198	6,965
MiMedx Group, Inc.*	21,238	83,890
Mineralys Therapeutics, Inc.*	49,121	1,330,688
Mirum Pharmaceuticals, Inc.*	23,450	2,166,311
Monopar Therapeutics, Inc.(x)*	798	43,722
Monte Rosa Therapeutics, Inc.*	10,859	178,631
Neurogene, Inc.(x)*	2,013	40,582
Newamsterdam Pharma Co. NV(x)*	18,785	601,308
Nkarta, Inc.*	8,059	17,005
Nurix Therapeutics, Inc.*	18,280	283,340
Nuvectis Pharma, Inc.(x)*	2,714	20,979
Olema Pharmaceuticals, Inc.(x)*	12,539	186,957
OnKure Therapeutics, Inc., Class A*	1,762	7,295
Organogenesis Holdings, Inc., Class A*	12,806	30,350
ORIC Pharmaceuticals, Inc.(x)*	85,636	1,085,008
Oruka Therapeutics, Inc.*	6,939	340,358
OS Therapies, Inc.(x)*	4,080	5,753
Outlook Therapeutics, Inc.(x)*	5,471	1,126
Palvella Therapeutics, Inc.*	1,393	173,637
PDS Biotechnology Corp.(x)*	9,304	5,629
PepGen, Inc.*	7,284	12,893
Perspective Therapeutics, Inc.*	11,191	46,666
PMV Pharmaceuticals, Inc.*	8,718	10,810
Praxis Precision Medicines, Inc.*	8,665	2,791,776
Precigen, Inc.*	32,399	125,384
Precision BioSciences, Inc.*	3,613	19,872
Prime Medicine, Inc.(x)*	18,606	64,749
Protalix BioTherapeutics, Inc.(x)*	13,027	28,269
Protara Therapeutics, Inc.*	9,139	47,614
PTC Therapeutics, Inc.*	20,569	1,401,366
Puma Biotechnology, Inc.*	7,937	50,717
Pyxis Oncology, Inc.*	8,875	12,958
Quince Therapeutics, Inc.*	8,668	879

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Rein Therapeutics, Inc.*	3,982	$5,177
Replimune Group, Inc.*	12,991	99,381
Rezolute, Inc.*	13,120	40,016
Rhythm Pharmaceuticals, Inc.*	8,738	759,944
Rigel Pharmaceuticals, Inc.*	3,190	86,258
Sagimet Biosciences, Inc., Class A*	5,308	27,734
Savara, Inc.*	26,496	144,668
SELLAS Life Sciences Group, Inc.(x)*	30,854	130,512
Senti Biosciences, Inc.*	1,452	1,179
Sera Prognostics, Inc., Class A(x)*	5,374	10,909
Seres Therapeutics, Inc.*	1,315	11,664
Serina Therapeutics, Inc.(x)*	658	1,277
Sionna Therapeutics, Inc.(x)*	2,925	117,263
Skye Bioscience, Inc.*	3,385	2,080
Solid Biosciences, Inc.(x)*	10,610	76,392
Stoke Therapeutics, Inc.*	8,802	286,593
Surrozen, Inc.(x)*	902	26,275
Sutro Biopharma, Inc.*	1,480	36,867
Tango Therapeutics, Inc.(x)*	19,906	416,434
Taysha Gene Therapies, Inc.*	39,741	177,642
Tectonic Therapeutic, Inc.(x)*	1,956	60,460
Tevogen Bio Holdings, Inc.(x)*	116	524
Tonix Pharmaceuticals Holding Corp.(x)*	2,415	33,206
TriSalus Life Sciences, Inc.(x)*	4,984	19,936
TScan Therapeutics, Inc.*	7,907	7,986
TuHURA Biosciences, Inc.(x)*	7,477	13,384
Twist Bioscience Corp.*	13,586	645,607
Tyra Biosciences, Inc.*	4,662	178,555
UroGen Pharma Ltd.*	7,220	129,816
Vanda Pharmaceuticals, Inc.*	10,019	69,231
Verastem, Inc.*	11,981	63,499
Viridian Therapeutics, Inc.*	14,636	286,280
Vistagen Therapeutics, Inc.*	5,930	3,389
Voyager Therapeutics, Inc.*	8,410	32,463
vTv Therapeutics, Inc., Class A(x)*	379	15,031
Whitehawk Therapeutics, Inc.*	6,991	24,119
XBiotech, Inc.(x)*	3,866	9,085
XOMA Royalty Corp.(x)*	1,808	56,717
Zenas Biopharma, Inc.(x)*	4,217	82,442
Zentalis Pharmaceuticals, Inc.*	11,776	27,556
Zura Bio Ltd., Class A*	9,201	54,746
Zymeworks, Inc.*	8,962	224,409

		32,647,593

Health Care Equipment & Supplies (2.8%)
Accuray, Inc.*	19,373	7,519
Acme United Corp.(x)	608	27,305
AngioDynamics, Inc.*	6,719	76,395
Anteris Technologies Global Corp.(x)*	14,154	78,555
Apyx Medical Corp.*	6,555	24,188
Artivion, Inc.*	30,817	1,128,519
Axogen, Inc.*	8,672	287,303
Bioventus, Inc., Class A(x)*	8,242	75,249
Butterfly Network, Inc., Class A(x)*	35,229	142,325
CapsoVision, Inc.(x)*	4,839	35,276
Carlsmed, Inc.(x)*	1,455	13,168
Ceribell, Inc.(x)*	26,697	489,356
Cerus Corp.*	33,184	60,395
ClearPoint Neuro, Inc.(x)*	4,935	44,908
CVRx, Inc.(x)*	3,058	28,929
CytoSorbents Corp.(x)*	11,258	6,375
Delcath Systems, Inc.(x)*	5,503	51,068
ElectroCore, Inc.(x)*	849	5,119
Electromed, Inc.*	1,233	28,864
Envoy Medical, Inc.(x)*	5,138	3,417
enVVeno Medical Corp.*	103	1,043
Femasys, Inc.(x)*	7,808	3,281
FONAR Corp.*	945	17,539
Fractyl Health, Inc.(x)*	20,376	9,328
HeartBeam, Inc.(x)*	5,013	6,116
Inogen, Inc.*	4,193	25,913
InspireMD, Inc.*	5,422	8,838
iRadimed Corp.	1,458	140,347
Kewaunee Scientific Corp.*	404	13,845
KORU Medical Systems, Inc.*	7,556	32,642
LENSAR, Inc.(x)*	1,796	10,704
Lucid Diagnostics, Inc.(x)*	16,685	19,188
Microbot Medical, Inc.(x)*	12,461	30,031
Modular Medical, Inc.*	318	1,680
Myomo, Inc.(x)*	6,835	4,618
Neogen Corp.*	40,847	379,469
Neuronetics, Inc.(x)*	6,875	9,969
NeuroPace, Inc.*	4,552	59,859
Odysight.ai, Inc.*	1,626	11,301
OraSure Technologies, Inc.*	12,485	37,455
Orchestra BioMed Holdings, Inc.*	7,348	31,229
Orthofix Medical, Inc.*	6,976	80,015
OrthoPediatrics Corp.(x)*	3,017	47,880
Outset Medical, Inc.(x)*	3,182	12,219
Owlet, Inc.*	2,777	14,274
Picard Medical, Inc.(x)*	1,159	1,205
Precision Optics Corp., Inc.*	1,048	4,601
Pro-Dex, Inc.(x)*	380	18,666
Pulmonx Corp.*	7,093	9,150
Pulse Biosciences, Inc.(x)*	3,183	68,721
Rockwell Medical, Inc.*	6,059	5,412
Sanara Medtech, Inc.*	635	10,909
SANUWAVE Health, Inc.(x)*	1,400	24,206
Sensus Healthcare, Inc.*	2,306	9,178
Shoulder Innovations, Inc.(x)*	1,802	26,183
SI-BONE, Inc.*	6,902	87,172
Sight Sciences, Inc.*	7,756	29,240
Spectral AI, Inc.(x)*	3,419	5,026
Stereotaxis, Inc.(x)*	11,094	20,413
Strive, Inc., Class A(x)*	9,335	93,537
Tactile Systems Technology, Inc.*	3,965	103,605
Tela Bio, Inc.*	6,142	3,808
TransMedics Group, Inc.*	6,601	656,205
Utah Medical Products, Inc.	572	35,458
Vivani Medical, Inc.*	8,403	8,403

		4,844,114

Health Care Providers & Services (1.3%)
AirSculpt Technologies, Inc.(x)*	2,135	6,042
Aveanna Healthcare Holdings, Inc.*	9,815	63,209
Billiontoone, Inc., Class A(x)*	6,173	487,297
Castle Biosciences, Inc.*	5,162	126,727
Cross Country Healthcare, Inc.(x)*	5,549	52,161
Cryo-Cell International, Inc.	1,052	3,735
DocGo, Inc.*	17,823	11,212
GeneDx Holdings Corp., Class A*	5,597	359,439
Hinge Health, Inc., Class A*	11,576	446,370
InfuSystem Holdings, Inc.*	3,624	33,449
Joint Corp. (The)(x)*	1,654	14,638
Nano-X Imaging Ltd.(x)*	12,288	27,894
National Research Corp.	2,080	35,318
Nutex Health, Inc.(x)*	918	87,247
Oncology Institute, Inc. (The)(x)*	14,169	43,499
P3 Health Partners, Inc.*	252	776
Park Dental Partners, Inc.(x)*	196	3,289
Pennant Group, Inc. (The)*	6,083	185,410
Prenetics Global Ltd., Class A*	2,276	43,972
SBC Medical Group Holdings, Inc.*	1,882	7,867
Sonida Senior Living, Inc.*	988	31,863
Strata Critical Medical, Inc.(x)*	12,287	51,360

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Talkspace, Inc.*	25,657	$132,775
Viemed Healthcare, Inc.*	5,987	55,140

		2,310,689

Health Care Technology (0.5%)
CareCloud, Inc.*	6,378	23,280
Claritev Corp.(x)*	1,608	26,275
Firefly Neuroscience, Inc.(x)*	1,338	2,917
Forian, Inc.*	1,942	4,020
Health Catalyst, Inc.(x)*	11,055	14,040
HealthStream, Inc.	4,197	86,920
HeartFlow, Inc.(x)*	27,340	665,182
LifeMD, Inc.(x)*	7,277	26,270
OptimizeRx Corp.*	2,661	16,711
Simulations Plus, Inc.(x)*	3,126	36,949
TruBridge, Inc.(x)*	1,633	23,907

		926,471

Life Sciences Tools & Services (2.3%)
10X Genomics, Inc., Class A*	44,904	953,312
Adaptive Biotechnologies Corp.*	181,720	2,522,274
Alpha Teknova, Inc.*	2,304	6,659
Atlantic International Corp.(x)*	1,247	3,778
BioLife Solutions, Inc.*	7,442	141,993
Champions Oncology, Inc.*	1,755	10,091
Codexis, Inc.(x)*	16,439	26,796
Ginkgo Bioworks Holdings, Inc., Class A(x)*	7,696	47,176
Inotiv, Inc.*	5,300	1,444
Lifecore Biomedical, Inc.(x)*	5,105	18,991
MaxCyte, Inc.*	19,566	13,745
OmniAb, Inc.*	19,303	30,306
Personalis, Inc.(x)*	9,022	57,470
Quanterix Corp.*	7,479	26,326
Quantum-Si, Inc.(x)*	29,011	22,454
Rapid Micro Biosystems, Inc., Class A*	5,923	13,445
Seer, Inc., Class A*	9,079	15,253
Standard BioTools, Inc.*	51,678	47,508

		3,959,021

Pharmaceuticals (6.9%)
Aardvark Therapeutics, Inc.(x)*	2,359	8,893
Aclaris Therapeutics, Inc.*	16,497	61,864
Alto Neuroscience, Inc.*	4,120	92,618
Alumis, Inc.*	12,314	271,277
Amylyx Pharmaceuticals, Inc.*	16,432	228,405
AN2 Therapeutics, Inc.(x)*	3,924	13,420
Aquestive Therapeutics, Inc.(x)*	18,375	76,256
Atea Pharmaceuticals, Inc.*	12,599	67,783
BioAge Labs, Inc.*	5,410	94,621
Biote Corp., Class A(x)*	5,350	7,223
Cadrenal Therapeutics, Inc.*	264	1,352
Collegium Pharmaceutical, Inc.*	5,634	186,316
Contineum Therapeutics, Inc., Class A*	4,355	56,876
CorMedix, Inc.(x)*	13,345	90,613
Cumberland Pharmaceuticals, Inc.*	1,488	4,836
Definium Therapeutics, Inc.*	17,668	333,925
Enliven Therapeutics, Inc.(x)*	7,081	277,575
Esperion Therapeutics, Inc.*	43,338	118,746
Eton Pharmaceuticals, Inc.*	4,619	113,997
Evolus, Inc.(x)*	10,272	42,218
EyePoint, Inc.*	13,937	179,648
Filana Therapeutics, Inc.*	7,177	12,129
Fulcrum Therapeutics, Inc.*	10,691	82,000
Harrow, Inc.(x)*	5,671	199,959
ImageneBio, Inc.(x)*	1,629	8,145
Journey Medical Corp.(x)*	3,530	16,556
LB Pharmaceuticals, Inc.(x)*	3,465	85,447
LENZ Therapeutics, Inc.(x)*	3,549	32,473
Liquidia Corp.*	11,777	444,464
Maze Therapeutics, Inc.*	4,751	141,817
MBX Biosciences, Inc.(x)*	5,120	152,832
MediWound Ltd.(x)*	1,795	28,917
Nektar Therapeutics*	20,366	1,465,334
Neonc Technologies Holdings, Inc.(x)*	981	6,877
NRX Therapeutics, Inc.(x)*	4,246	9,044
Nutriband, Inc.(x)*	668	2,358
Nutriband, Inc. (Preference)(q)(r)*	167	—
Nuvation Bio, Inc.*	43,385	186,122
Omeros Corp.(x)*	12,364	130,564
Oramed Pharmaceuticals, Inc.	6,084	20,686
Phathom Pharmaceuticals, Inc.*	8,300	92,213
Phibro Animal Health Corp., Class A	3,677	203,375
Pliant Therapeutics, Inc.*	11,562	14,568
Rafael Holdings, Inc., Class B*	5,170	6,462
Rani Therapeutics Holdings, Inc., Class A(x)*	13,605	9,997
Rapport Therapeutics, Inc.(x)*	5,318	166,400
Scilex Holding Co.*	1,356	9,031
SIGA Technologies, Inc.	7,675	41,061
Tarsus Pharmaceuticals, Inc.*	32,718	2,295,168
Telomir Pharmaceuticals, Inc.*	3,635	4,725
Terns Pharmaceuticals, Inc.*	57,753	3,044,738
Theravance Biopharma, Inc.*	6,877	111,614
Third Harmonic Bio, Inc.(r)*	5,280	—
Trevi Therapeutics, Inc.*	17,015	202,989
Tvardi Therapeutics, Inc.*	891	2,833
WaVe Life Sciences Ltd.*	25,103	181,997
Xeris Biopharma Holdings, Inc.*	28,754	166,773
Zevra Therapeutics, Inc.*	10,030	93,480

		12,001,610

Total Health Care		56,689,498

Industrials (17.8%)
Aerospace & Defense (4.2%)
AAR Corp.*	11,857	1,297,867
AerSale Corp.*	6,186	38,477
AIRO Group Holdings, Inc.(x)*	3,626	27,576
Astronics Corp.*	5,616	374,756
Byrna Technologies, Inc.(x)*	3,372	30,955
Cadre Holdings, Inc.	5,114	156,897
CPI Aerostructures, Inc.*	2,163	8,479
Ducommun, Inc.*	2,483	302,926
Innovative Solutions and Support, Inc.(x)*	2,711	55,657
Mercury Systems, Inc.*	19,361	1,411,610
National Presto Industries, Inc.	938	128,562
Optex Systems Holdings, Inc.*	1,052	13,913
Park Aerospace Corp.	3,273	89,615
Red Cat Holdings, Inc.(x)*	18,636	243,945
Redwire Corp.(x)*	19,040	161,840
Safe Pro Group, Inc.(x)*	2,026	7,719
Satellogic, Inc., Class A(x)*	14,744	80,207
TAT Technologies Ltd.(x)*	14,721	598,114
Virgin Galactic Holdings, Inc.(x)*	12,954	31,478
VirTra, Inc.*	2,291	8,500
VSE Corp.	7,599	1,401,256
York Space Systems, Inc.(x)*	38,033	843,192

		7,313,541

Air Freight & Logistics (0.0%)†
Air T, Inc.*	285	6,019
Arrive AI, Inc.*	734	585
Freightos Ltd.*	5,732	9,401
Radiant Logistics, Inc.*	6,320	44,556

		60,561

Building Products (0.2%)
Alpha Pro Tech Ltd.*	1,531	6,798

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Caesarstone Ltd.*	4,061	$4,345
Insteel Industries, Inc.	3,344	112,392
Quanex Building Products Corp.	8,265	148,522

		272,057

Commercial Services & Supplies (0.5%)
ACCO Brands Corp.	15,424	46,272
Bridger Aerospace Group Holdings, Inc.*	6,597	13,062
CompX International, Inc.	311	7,265
Ennis, Inc.	4,274	91,549
Enviri Corp.*	13,660	268,009
Interface, Inc., Class A	10,401	259,193
Knightscope, Inc., Class A(x)*	1,896	7,906
Liquidity Services, Inc.*	4,163	127,263
Mobile Infrastructure Corp., Class A(x)*	2,856	6,397
NL Industries, Inc.	1,686	9,829
Odyssey Marine Exploration, Inc., Class B*	8,545	7,127
Perma-Fix Environmental Services, Inc.(x)*	3,205	34,262
Quad/Graphics, Inc.	4,991	32,991
Quest Resource Holding Corp.*	3,342	3,977
Team, Inc.*	548	8,735
Virco Mfg. Corp.(x)	1,991	12,185

		936,022

Construction & Engineering (5.6%)
Argan, Inc.	1,954	1,064,246
Bowman Consulting Group Ltd., Class A*	2,518	71,612
Cardinal Infrastructure Group, Inc., Class A*	58,479	2,318,985
Concrete Pumping Holdings, Inc.*	4,033	28,796
Great Lakes Dredge & Dock Corp.*	11,937	202,929
INNOVATE Corp.*	1,036	5,884
JFB Construction Holdings, Class A(x)*	714	4,370
Legence Corp., Class A(x)*	35,017	1,977,060
Limbach Holdings, Inc.(x)*	1,906	148,763
Matrix Service Co.*	4,828	55,425
MYR Group, Inc.*	2,512	709,188
NWPX Infrastructure, Inc.*	1,696	132,051
Orion Group Holdings, Inc.*	6,759	73,673
Primoris Services Corp.	3,332	476,609
Shimmick Corp.*	774	2,841
Southland Holdings, Inc.(x)*	2,394	3,112
Sterling Infrastructure, Inc.*	4,337	1,766,330
Tutor Perini Corp.	8,006	617,983

		9,659,857

Electrical Equipment (1.1%)
Allient, Inc.	2,596	153,398
American Superconductor Corp.*	8,280	280,278
Amprius Technologies, Inc.*	20,679	348,648
Broadwind, Inc.*	3,695	7,686
Espey Mfg. & Electronics Corp.	431	23,886
FTC Solar, Inc.*	1,932	7,303
FuelCell Energy, Inc.*	8,586	56,067
Hyliion Holdings Corp.(x)*	22,424	39,466
KULR Technology Group, Inc.(x)*	7,770	18,415
LSI Industries, Inc.	4,953	92,126
NANO Nuclear Energy, Inc.(x)*	7,201	147,476
NeoVolta, Inc.(x)*	5,948	18,320
Power Solutions International, Inc.*	1,537	93,572
Preformed Line Products Co.	464	125,628
SKYX Platforms Corp.(x)*	15,843	17,744
SolarMax Technology, Inc.*	9,312	6,530
SunPower, Inc.(x)*	14,046	17,838
T1 Energy, Inc.*	36,526	160,349
Thermon Group Holdings, Inc.*	5,833	293,983
Ultralife Corp.*	1,771	11,547
Zeo Energy Corp.*	3,290	1,888

		1,922,148

Ground Transportation (0.1%)
Armlogi Holding Corp.(x)*	1,926	486
Covenant Logistics Group, Inc., Class A	2,684	72,871
FTAI Infrastructure, Inc.(x)	19,725	97,441
PAMT Corp.*	931	7,867
Proficient Auto Logistics, Inc.(x)*	4,230	28,679
Universal Logistics Holdings, Inc.(x)	1,318	27,863

		235,207

Machinery (2.7%)
3D Systems Corp.*	25,263	47,494
Aebi Schmidt Holding AG	6,681	64,873
AirJoule Technologies Corp.(x)*	5,690	14,282
Blue Bird Corp.*	5,694	323,362
CECO Environmental Corp.*	31,738	1,890,950
Columbus McKinnon Corp.	5,050	73,376
Commercial Vehicle Group, Inc.*	5,375	18,329
Douglas Dynamics, Inc.	4,068	171,222
Eastern Co. (The)(x)	1,054	21,333
FreightCar America, Inc.*	2,600	20,722
Gencor Industries, Inc.*	1,964	29,460
Graham Corp.*	1,874	147,896
Hurco Cos., Inc.*	1,177	17,314
Hyster-Yale, Inc.	2,194	71,327
L B Foster Co., Class A*	1,759	49,076
Laser Photonics Corp.(x)*	2,285	2,285
Luxfer Holdings plc	4,727	57,575
Manitowoc Co., Inc. (The)*	6,178	71,974
Mayville Engineering Co., Inc.*	2,313	41,518
Microvast Holdings, Inc.(x)*	35,783	53,675
Miller Industries, Inc.	2,000	91,100
Nauticus Robotics, Inc.(x)*	4,668	2,328
NN, Inc.*	8,806	12,769
Novusterra, Inc.(r)(x)*	957	—
Palladyne AI Corp.(x)*	5,607	34,034
Park-Ohio Holdings Corp.	1,765	42,431
Perma-Pipe International Holdings, Inc.*	1,321	39,379
Rain Enhancement Technologies Holdco, Inc., Class A(x)*	406	1,031
Richtech Robotics, Inc., Class B(x)*	30,200	63,118
Standex International Corp.	4,179	1,065,060
Taylor Devices, Inc.*	555	31,635
Titan International, Inc.(x)*	8,735	60,359
Twin Disc, Inc.	2,074	31,255
Wabash National Corp.	7,191	61,986
Xos, Inc.*	734	1,196

		4,725,724

Marine Transportation (0.2%)
Costamare Bulkers Holdings Ltd.*	1,584	24,504
Genco Shipping & Trading Ltd.	5,674	127,949
Himalaya Shipping Ltd.(x)	5,045	67,098
Pangaea Logistics Solutions Ltd.	5,357	37,928
Safe Bulkers, Inc.	9,225	58,394

		315,873

Passenger Airlines (0.1%)
flyExclusive, Inc.(x)*	1,153	2,606
Republic Airways Holdings, Inc.(x)*	4,621	82,623
Surf Air Mobility, Inc.(x)*	8,978	10,325

		95,554

Professional Services (1.9%)
Asure Software, Inc.(x)*	4,248	36,533
Barrett Business Services, Inc.	4,444	129,676
BGSF, Inc.	2,027	13,115

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
BlackSky Technology, Inc., Class A(x)*	49,241	$1,238,904
CRA International, Inc.	1,149	186,000
DLH Holdings Corp.*	2,528	14,713
Forrester Research, Inc.*	2,154	12,192
Franklin Covey Co.*	1,743	27,522
HireQuest, Inc.	1,027	10,249
IBEX Holdings Ltd.*	1,786	47,900
Innodata, Inc.(x)*	5,526	213,414
Kelly Services, Inc., Class A	5,403	47,817
Mastech Digital, Inc.*	806	4,586
Mistras Group, Inc.*	1,949	28,806
Nixxy, Inc.(x)*	3,174	3,380
Public Policy Holding Co., Inc.	684	8,947
RCM Technologies, Inc.*	940	17,992
Resolute Holdings Management, Inc.(x)*	764	123,997
Resources Connection, Inc.	5,139	19,168
Skillsoft Corp.(x)*	921	3,951
Spire Global, Inc.(x)*	5,170	65,039
TrueBlue, Inc.*	4,884	19,096
TTEC Holdings, Inc.(x)*	3,457	8,642
Where Food Comes From, Inc.*	649	8,502
Willdan Group, Inc.*	13,130	1,005,233

		3,295,374

Trading Companies & Distributors (1.2%)
Alta Equipment Group, Inc.	3,496	18,773
BlueLinx Holdings, Inc.*	1,367	74,064
EVI Industries, Inc.(x)	1,179	24,264
Hudson Technologies, Inc.*	6,867	40,378
Karat Packaging, Inc.	1,576	44,002
Marwynn Holdings, Inc.*	3,207	2,389
NPK International, Inc.*	14,725	213,365
Titan Machinery, Inc.(x)*	3,794	63,436
Transcat, Inc.(x)*	10,606	779,011
Willis Lease Finance Corp.	507	86,322
Xometry, Inc., Class A(x)*	17,609	719,152

		2,065,156

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.(x)*	3,887	37,432

Total Industrials		30,934,506

Information Technology (16.6%)
Communications Equipment (3.1%)
ADTRAN Holdings, Inc.*	13,342	167,842
Applied Optoelectronics, Inc.*	19,398	1,640,877
Aviat Networks, Inc.*	2,163	48,905
BK Technologies Corp.*	503	37,539
Calix, Inc.*	16,454	806,081
Clearfield, Inc.*	2,058	54,475
Comtech Telecommunications Corp.*	4,705	15,621
Digi International, Inc.*	6,677	321,831
Franklin Wireless Corp.	1,953	7,441
Genasys, Inc.*	7,229	13,157
Gilat Satellite Networks Ltd.(x)*	54,447	817,794
Inseego Corp.(x)*	2,389	26,566
KVH Industries, Inc.*	2,333	20,904
Lantronix, Inc.*	5,703	29,884
NETGEAR, Inc.*	4,901	107,038
Ondas, Inc.(x)*	66,459	600,789
Ribbon Communications, Inc.*	17,238	36,544
Vistance Networks, Inc.*	39,244	714,241

		5,467,529

Electronic Equipment, Instruments & Components (4.1%)
908 Devices, Inc.(x)*	4,944	30,257
Aeva Technologies, Inc.(x)*	7,190	94,620
Airgain, Inc.*	1,835	10,092
AmpliTech Group, Inc.*	4,257	8,088
Arlo Technologies, Inc.*	18,264	259,897
Bel Fuse, Inc., Class A	306	55,141
Bel Fuse, Inc., Class B(x)	9,724	1,925,158
Climb Global Solutions, Inc.	2,784	55,179
Coda Octopus Group, Inc.*	872	9,854
Daktronics, Inc.*	7,154	139,861
Evolv Technologies Holdings, Inc.*	27,942	169,049
Focus Universal, Inc.(x)*	57	206
Frequency Electronics, Inc.(x)*	1,198	53,023
Identiv, Inc.*	3,726	13,786
Kimball Electronics, Inc.*	4,374	103,620
LGL Group, Inc. (The)*	588	4,087
LightPath Technologies, Inc., Class A*	9,951	99,809
Methode Electronics, Inc.	5,915	32,651
MicroVision, Inc.(x)*	55,886	35,834
M-Tron Industries, Inc.*	495	33,091
Neonode, Inc.*	2,090	2,926
nLight, Inc.*	22,280	1,270,406
OSI Systems, Inc.*	5,574	1,479,953
Ouster, Inc.*	41,964	770,879
Powerfleet, Inc.*	22,267	68,582
Research Frontiers, Inc.*	5,313	4,792
RF Industries Ltd.*	1,503	15,496
Richardson Electronics Ltd.(x)	2,094	22,929
ScanSource, Inc.*	3,922	142,369
Sono-Tek Corp.*	1,057	4,291
Syntec Optics Holdings, Inc.(x)*	969	6,812
Unusual Machines, Inc.(x)*	6,225	77,190
Vishay Precision Group, Inc.*	2,149	93,310
Vuzix Corp.(x)*	11,843	27,357
Wrap Technologies, Inc.(x)*	6,241	9,611

		7,130,206

IT Services (2.8%)
Applied Digital Corp.(x)*	116,782	2,772,405
Backblaze, Inc., Class A*	9,857	34,006
BigBear.ai Holdings, Inc.(x)*	78,015	274,613
Cloudastructure, Inc., Class A(x)*	2,661	1,619
Crexendo, Inc.*	2,987	18,430
CSP, Inc.(x)	1,304	11,279
Fastly, Inc., Class A*	48,879	1,420,424
Grid Dynamics Holdings, Inc.*	11,956	68,149
Hackett Group, Inc. (The)	4,389	57,101
Information Services Group, Inc.	6,135	23,558
Rackspace Technology, Inc.(x)*	15,552	15,238
Research Solutions, Inc.*	5,334	12,055
TSS, Inc.(x)*	3,993	51,949
Tucows, Inc., Class A(x)*	1,291	22,153
Unisys Corp.*	12,770	26,434
WidePoint Corp.*	1,512	7,545

		4,816,958

Semiconductors & Semiconductor Equipment (2.2%)
Aehr Test Systems(x)*	29,588	1,097,123
Aeluma, Inc.(x)*	2,436	31,887
Alpha & Omega Semiconductor Ltd.*	4,541	100,628
Ambarella, Inc.*	10,151	522,523
Ambiq Micro, Inc.(x)*	3,240	82,328
Amtech Systems, Inc.*	2,532	29,574
Atomera, Inc.(x)*	5,412	20,620
AXT, Inc.(x)*	9,368	533,789
Blaize Holdings, Inc.(x)*	14,673	26,705
CEVA, Inc.*	4,724	88,244
Everspin Technologies, Inc.*	3,304	29,042
GCT Semiconductor Holding, Inc.(x)*	6,599	7,523
GSI Technology, Inc.*	5,408	27,797

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Ichor Holdings Ltd.*	6,116	$285,067
Ideal Power, Inc.*	1,366	3,866
indie Semiconductor, Inc., Class A(x)*	35,794	115,257
inTEST Corp.*	2,022	27,600
Kopin Corp.(x)*	30,842	69,394
Maxeon Solar Technologies Ltd.(x)*	1,228	1,854
Navitas Semiconductor Corp., Class A(x)*	36,545	320,500
NVE Corp.	866	56,723
Penguin Solutions, Inc.*	9,355	164,648
QuickLogic Corp.*	2,776	26,039
SkyWater Technology, Inc.*	6,380	174,876

		3,843,607

Software (3.9%)
8x8, Inc.*	24,716	41,029
A10 Networks, Inc.	12,896	298,156
ACCESS Newswire, Inc.*	580	5,139
Airship AI Holdings, Inc.(x)*	4,601	10,398
Arteris, Inc.*	5,593	91,949
AudioEye, Inc.*	1,519	9,676
authID, Inc.(x)*	2,084	2,709
Aware, Inc.*	2,352	2,940
Bit Digital, Inc.(x)*	57,939	75,900
Blend Labs, Inc., Class A*	35,277	59,971
BTCS, Inc.(r)*	650	—
BTCS, Inc. (Nasdaq Stock Exchange)*	5,651	7,855
Cerence, Inc.*	7,971	50,297
Chaince Digital Holdings, Inc.(x)*	6,712	26,714
Cipher Digital, Inc.(x)*	85,597	1,101,633
Consensus Cloud Solutions, Inc.*	3,385	80,360
CS Disco, Inc.*	4,719	18,027
Daily Journal Corp.(x)*	227	109,491
Datacentrex, Inc.(x)*	3,488	7,499
Digimarc Corp.(x)*	2,996	14,710
Digital Turbine, Inc.(x)*	19,427	55,950
Domo, Inc., Class B*	6,520	19,951
Duos Technologies Group, Inc.(x)*	3,151	21,616
eGain Corp.*	3,018	23,812
Expensify, Inc., Class A*	11,371	9,892
Fatpipe, Inc.*	1,242	3,030
I3 Verticals, Inc., Class A(x)*	3,990	89,216
Intellicheck, Inc.*	3,519	24,598
Intellinetics, Inc.*	496	3,695
Kaltura, Inc.*	14,459	17,640
Mitek Systems, Inc.*	7,990	107,865
ON24, Inc.(x)*	6,880	55,728
OneSpan, Inc.	6,747	71,046
Ooma, Inc.*	4,530	65,911
Pagaya Technologies Ltd., Class A(x)*	10,809	125,925
Phunware, Inc.*	4,186	7,409
Porch Group, Inc.*	15,743	112,877
Red Violet, Inc.*	8,078	279,499
Rekor Systems, Inc.(x)*	22,942	18,812
ReposiTrak, Inc.(x)	2,126	16,158
Rezolve AI plc(x)*	39,760	101,786
Rimini Street, Inc.*	9,100	29,848
Roadzen, Inc.*	6,568	7,882
Silvaco Group, Inc.*	1,621	11,477
SoundThinking, Inc.(x)*	1,822	12,062
SRAX, Inc.(x)*	4,308	—
T3 Defense, Inc.(x)*	2,067	1,483
Telos Corp.*	9,189	38,502
Terawulf, Inc.(x)*	196,914	2,841,469
Upland Software, Inc.*	3,750	2,497
Veea, Inc.(x)*	5,898	3,139
Veritone, Inc.(x)*	13,920	27,422
Viant Technology, Inc., Class A*	2,830	31,696
VirnetX Holding Corp.(x)*	683	9,466
Weave Communications, Inc.*	11,610	53,638
WM Technology, Inc.*	16,534	10,886
Xperi, Inc.*	7,960	44,576
Yext, Inc.*	18,187	69,838
ZenaTech, Inc.*	4,016	9,197
Zeta Global Holdings Corp., Class A(x)*	19,574	311,618

		6,763,565

Technology Hardware, Storage & Peripherals (0.5%)
AstroNova, Inc.*	1,212	11,138
CPI Card Group, Inc.*	1,347	19,545
Eastman Kodak Co.*	11,209	101,441
Foxx Development Holdings, Inc.*	406	1,933
GPGI, Inc., Class A(x)	31,941	546,191
Immersion Corp.(x)	5,130	28,010
One Stop Systems, Inc.(x)*	3,820	28,917
Quantum Corp.(x)*	1,942	9,225
TransAct Technologies, Inc.*	1,793	5,899
Turtle Beach Corp.(x)*	2,765	28,037

		780,336

Total Information Technology		28,802,201

Materials (1.9%)
Chemicals (0.4%)
AdvanSix, Inc.	4,710	114,924
American Vanguard Corp.*	4,362	10,861
Arq, Inc.*	5,884	15,063
Ascent Industries Co.*	1,447	19,260
ASP Isotopes, Inc.(x)*	20,380	90,080
Aspen Aerogels, Inc.*	11,902	40,705
Core Molding Technologies, Inc.*	1,526	34,182
Flexible Solutions International, Inc.	1,320	7,129
Flotek Industries, Inc.(x)*	2,566	43,545
Intrepid Potash, Inc.*	1,933	82,674
Koppers Holdings, Inc.	3,388	131,048
Northern Technologies International Corp.	1,548	12,755
Rayonier Advanced Materials, Inc.*	11,584	128,235
Solesence, Inc.*	3,821	3,625
Trinseo plc(x)	6,822	716
Valhi, Inc.	444	6,349

		741,151

Construction Materials (0.0%)†
Smith-Midland Corp.(x)*	522	16,981

Containers & Packaging (0.1%)
Myers Industries, Inc.	6,640	140,635
Ranpak Holdings Corp., Class A(x)*	8,807	31,441

		172,076

Metals & Mining (1.4%)
5E Advanced Materials, Inc.*	887	1,242
American Battery Technology Co.(x)*	22,326	62,289
American Infrastructure Corp.(r)(x)*	1,723	—
Ampco-Pittsburgh Corp.*	2,808	18,870
Caledonia Mining Corp. plc	2,984	67,408
Contango Silver & Gold, Inc.*	3,754	70,387
Critical Metals Corp.(x)*	10,474	83,163
Dakota Gold Corp.*	16,200	81,810
Ferroglobe plc	21,555	88,807
Friedman Industries, Inc.(x)	1,305	23,125
Hycroft Mining Holding Corp., Class A(x)*	9,944	350,029
Idaho Strategic Resources, Inc.*	2,683	86,178
Ivanhoe Electric, Inc.*	19,179	226,696

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Lifezone Metals Ltd.(x)*	5,300	$17,808
Metallus, Inc.*	6,427	105,017
NioCorp Developments Ltd.*	21,101	94,110
Perpetua Resources Corp.*	15,613	439,038
Ramaco Resources, Inc., Class A*	7,448	115,146
ReElement Technologies Corp.(x)*	3,055	—
SunCoke Energy, Inc.	15,212	99,030
Tredegar Corp.*	4,805	38,200
United States Antimony Corp.(x)*	21,430	187,084
US Gold Corp.(x)*	2,417	36,714
US Goldmining, Inc.(x)*	339	3,943
Vox Royalty Corp.	11,134	58,342

		2,354,436

Paper & Forest Products (0.0%)†
Clearwater Paper Corp.*	2,690	38,682
Magnera Corp.*	5,746	54,645

		93,327

Total Materials		3,377,971

Real Estate (1.2%)
Diversified REITs (0.2%)
Alpine Income Property Trust, Inc. (REIT)	2,336	42,048
CTO Realty Growth, Inc. (REIT)	5,604	103,618
Gladstone Commercial Corp. (REIT)	8,667	99,064
Modiv Industrial, Inc. (REIT), Class C	1,829	26,191
NexPoint Diversified Real Estate Trust (REIT)	7,008	32,728

		303,649

Health Care REITs (0.2%)
Chiron Real Estate, Inc. (REIT)	2,283	75,522
Diversified Healthcare Trust (REIT)	39,482	262,160
Strawberry Fields REIT, Inc. (REIT)	1,309	15,577
Universal Health Realty Income Trust (REIT)	2,311	93,526

		446,785

Hotel & Resort REITs (0.0%)†
Ashford Hospitality Trust, Inc. (REIT)*	1,110	3,042
Braemar Hotels & Resorts, Inc. (REIT)	10,348	24,421
Chatham Lodging Trust (REIT)	8,299	65,313

		92,776

Industrial REITs (0.1%)
Industrial Logistics Properties Trust (REIT)	9,883	56,136
One Liberty Properties, Inc. (REIT)	3,281	70,410

		126,546

Office REITs (0.2%)
Franklin Street Properties Corp. (REIT)	14,588	9,694
NET Lease Office Properties (REIT)	2,554	29,422
Orion Properties, Inc. (REIT)	8,999	19,348
Peakstone Realty Trust (REIT)	6,604	137,957
Postal Realty Trust, Inc. (REIT), Class A	4,386	81,404

		277,825

Real Estate Management & Development (0.2%)
American Realty Investors, Inc.*	258	3,986
AMREP Corp.*	514	14,459
Comstock Holding Cos., Inc., Class A*	614	11,629
Douglas Elliman, Inc.*	12,888	21,136
FRP Holdings, Inc.*	2,146	46,954
JW Mays, Inc.*	69	2,761
Linkhome Holdings, Inc.(x)*	289	338
Logistic Properties of The Americas(x)*	574	1,894
Maui Land & Pineapple Co., Inc.(x)*	1,224	18,837
Offerpad Solutions, Inc.(x)*	4,574	2,997
RE/MAX Holdings, Inc., Class A*	3,393	19,544
Real Brokerage, Inc. (The)*	24,651	61,628
Seaport Entertainment Group, Inc.(x)*	1,372	29,471
Star Holdings*	2,313	17,509
Stratus Properties, Inc.(x)*	1,246	38,028
Tejon Ranch Co.*	3,750	70,650
Transcontinental Realty Investors, Inc.*	211	7,360

		369,181

Residential REITs (0.0%)†
Bluerock Homes Trust, Inc. (REIT)	674	7,657
BRT Apartments Corp. (REIT)	2,139	28,534
Clipper Realty, Inc. (REIT)	2,954	8,921

		45,112

Retail REITs (0.2%)
CBL & Associates Properties, Inc. (REIT)	3,282	126,127
FrontView REIT, Inc. (REIT)	3,708	57,363
Whitestone REIT (REIT)	8,086	130,589

		314,079

Specialized REITs (0.1%)
Farmland Partners, Inc. (REIT)	6,911	77,611
Gladstone Land Corp. (REIT)	6,350	64,770
Global Self Storage, Inc. (REIT)	2,068	10,567

		152,948

Total Real Estate		2,128,901

Utilities (0.4%)
Electric Utilities (0.0%)†
Genie Energy Ltd., Class B	3,738	52,855

Gas Utilities (0.0%)†
RGC Resources, Inc.	1,588	35,016

Independent Power and Renewable Electricity Producers (0.1%)
Hallador Energy Co.*	6,066	98,754
Spruce Power Holding Corp.*	3,458	14,178

		112,932

Multi-Utilities (0.1%)
Unitil Corp.	3,149	164,504

Water Utilities (0.2%)
Cadiz, Inc.*	10,358	50,858
Consolidated Water Co. Ltd.	2,713	89,854
Global Water Resources, Inc.	2,598	19,719
Pure Cycle Corp.*	3,879	39,023
York Water Co. (The)	2,581	78,591

		278,045

Total Utilities		643,352

Total Common Stocks (98.9%) (Cost $136,916,551)		171,960,333

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	1,755	$—
Icosavax, Inc., CVR *	4,644	1,393
Ikena Oncology Securities Corp., CVR (r)*	6,638	—
Sanofi Aatd, Inc., CVR (r)*	5,676	2,756
Vigil Neuroscience, Inc., CVR*	5,880	294

		4,443

Health Care Equipment & Supplies (0.0%)†
Monogram Technologies, Inc., CVR(r)*	2,887	2,021

Total Health Care		6,464

Information Technology (0.0%)†
Electronic Equipment, Instruments & Components (0.0%)†
M-Tron Industries, Inc., expiring 4/15/26*	495	1,040

Total Information Technology		1,040

Total Rights (0.0%)† (Cost $5,298)		7,504

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (4.3%)
BlackRock Liquidity FedFund, Institutional Shares 3.55% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.54% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	5,512,596	5,512,596

Total Investment Companies		7,512,596

Total Short-Term Investments (4.3%) (Cost $7,512,596)		7,512,596

Total Investments in Securities (103.2%) (Cost $144,434,445)		179,480,433
Other Assets Less Liabilities (-3.2%)		(5,587,831)

Net Assets (100%)		$173,892,602

*	Non-income producing.

†	Percent shown is less than 0.05%.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $32,662,640. This was collateralized by $23,824,627 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.375%, maturing 4/15/26 – 11/15/55 and by cash of $7,513,310 of which $7,512,596 was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index	26	6/2026	USD	326,586	2,841

					2,841

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$4,268,279	$—		$—		$4,268,279
Consumer Discretionary	13,240,631	6,345		—		13,246,976
Consumer Staples	4,620,392	—		—		4,620,392
Energy	5,270,124	—		—		5,270,124
Financials	21,978,133	—		—	(a)	21,978,133
Health Care	56,689,498	—		—	(a)	56,689,498
Industrials	30,934,506	—		—	(a)	30,934,506
Information Technology	28,802,201	—	(a)	—	(a)	28,802,201
Materials	3,377,971	—	(a)	—	(a)	3,377,971
Real Estate	2,128,901	—		—		2,128,901
Utilities	643,352	—		—		643,352
Futures	2,841	—		—		2,841
Rights
Health Care	—	1,687		4,777		6,464
Information Technology	1,040	—		—		1,040
Short-Term Investments
Investment Companies	7,512,596	—		—		7,512,596

Total Assets	$179,470,465	$8,032		$4,777		$179,483,274

Total Liabilities	$—	$—		$—		$—

Total	$179,470,465	$8,032		$4,777		$179,483,274

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2026

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$55,813,964
Aggregate gross unrealized depreciation	(22,014,243)

Net unrealized appreciation	$33,799,721

Federal income tax cost of investments in securities and derivative instruments, if applicable	$145,683,553

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Food, Beverage & Tobacco (1.3%)
Agricultural Products & Services (1.3%)
Archer-Daniels-Midland Co.	5,639	$409,899
Bunge Global SA	1,588	201,993
Wilmar International Ltd.	22,644	68,221

		680,113

Total Food, Beverage & Tobacco		680,113

Energy (62.1%)
Coal & Consumable Fuels (1.1%)
Cameco Corp.	5,109	555,596

Integrated Oil & Gas (45.7%)
BP plc	184,750	1,456,307
Cenovus Energy, Inc.	16,575	439,903
Chevron Corp.	22,447	4,644,284
Eni SpA	24,003	681,596
Equinor ASA	9,001	380,977
Exxon Mobil Corp.	49,488	8,396,134
Galp Energia SGPS SA	4,896	119,029
Imperial Oil Ltd.	1,986	260,132
Occidental Petroleum Corp.	8,671	563,615
OMV AG	1,728	125,492
Repsol SA	13,241	372,021
Shell plc	66,884	3,123,270
Suncor Energy, Inc.	14,097	932,403
TotalEnergies SE	23,305	2,151,826

		23,646,989

Oil & Gas Exploration & Production (15.3%)
Aker BP ASA	3,708	136,131
ARC Resources Ltd.(x)	6,705	139,537
Canadian Natural Resources Ltd.	24,445	1,192,465
ConocoPhillips	14,501	1,914,132
Coterra Energy, Inc.	8,935	313,976
Devon Energy Corp.	6,993	351,888
Diamondback Energy, Inc.	2,186	432,369
EOG Resources, Inc.	6,367	920,477
EQT Corp.	7,323	466,036
Expand Energy Corp.	2,795	306,835
Inpex Corp.	10,433	306,123
Santos Ltd.	38,307	210,377
Texas Pacific Land Corp.	688	326,497
Tourmaline Oil Corp.	4,314	206,474
Whitecap Resources, Inc.	14,241	160,724
Woodside Energy Group Ltd.	22,422	534,778

		7,918,819

Total Energy		32,121,404

Materials (35.4%)
Aluminum (0.3%)
Norsk Hydro ASA	16,252	172,326

Copper (3.1%)
Antofagasta plc	4,628	205,885
First Quantum Minerals Ltd.*	8,321	198,948
Freeport-McMoRan, Inc.	16,851	990,502
Lundin Mining Corp.	8,021	200,020

		1,595,355

Diversified Metals & Mining (12.6%)
Anglo American plc	13,133	557,952
BHP Group Ltd.	59,901	2,188,676
Boliden AB*	3,335	177,025
Glencore plc	117,057	891,975
Ivanhoe Mines Ltd., Class A*	9,162	78,309
JX Advanced Metals Corp.	6,600	143,460
Lynas Rare Earths Ltd.*	10,684	145,193
Rio Tinto Ltd.	4,380	492,460
Rio Tinto plc	13,247	1,231,332
South32 Ltd.	52,915	159,059
Sumitomo Metal Mining Co. Ltd.	2,896	167,892
Teck Resources Ltd., Class B	5,358	277,702

		6,511,035

Fertilizers & Agricultural Chemicals (2.9%)
CF Industries Holdings, Inc.	1,830	237,607
Corteva, Inc.	7,930	663,820
ICL Group Ltd.	9,087	46,822
Nutrien Ltd.	5,672	428,163
Yara International ASA	1,943	113,102

		1,489,514

Forest Products (0.2%)
Svenska Cellulosa AB SCA, Class B(x)	7,140	82,643

Gold (12.1%)
Agnico Eagle Mines Ltd.	5,891	1,195,774
Alamos Gold, Inc., Class A	4,927	219,202
Barrick Mining Corp.	19,802	809,247
Endeavour Mining plc	2,266	137,184
Evolution Mining Ltd.	23,950	217,053
Franco-Nevada Corp.	2,262	560,093
Kinross Gold Corp.	14,165	433,066
Lundin Gold, Inc.	1,275	97,438
Newmont Corp.	12,806	1,386,250
Northern Star Resources Ltd.	16,031	234,034
Pan American Silver Corp.	4,953	270,953
Wheaton Precious Metals Corp.	5,328	699,369

		6,259,663

Paper Products (0.6%)
Holmen AB, Class B(x)	826	29,567
Stora Enso OYJ, Class R	6,834	80,499
UPM-Kymmene OYJ	6,193	192,635

		302,701

Silver (0.2%)
Fresnillo plc	2,594	114,913

Steel (3.4%)
ArcelorMittal SA	5,002	260,612
Fortescue Ltd.	19,974	282,153
JFE Holdings, Inc.	6,745	78,568
Nippon Steel Corp.	57,005	209,420
Nucor Corp.	2,686	454,202
Reliance, Inc.	614	186,607
Steel Dynamics, Inc.	1,628	293,040

		1,764,602

Total Materials		18,292,752

Total Common Stocks (98.8%) (Cost $29,290,631)		51,094,269

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	133,251	$133,251

Total Short-Term Investments (0.2%) (Cost $133,251)		133,251

Total Investments in Securities (99.0%) (Cost $29,423,882)		$51,227,520

Other Assets Less Liabilities (1.0%)		498,446

Net Assets (100%)		$51,725,966

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $222,370. This was collateralized by $104,667 of various U.S. Government Treasury Securities, ranging from 0.625% – 4.750%, maturing 11/15/26 – 11/15/55 and by cash of $133,251 which was subsequently invested in investment companies.

Country Diversification

As a Percentage of Total Net Assets

Australia	12.7%
Austria	0.2
Brazil	1.6
Canada	15.8
Chile	0.8
China	0.1
Congo, the Democratic Republic of the	0.2
Finland	0.5
France	4.2
Israel	0.1
Italy	1.3
Ivory Coast	0.3
Japan	1.7
Luxembourg	0.5
Mexico	0.2
Norway	1.3
Portugal	0.2
South Africa	1.1
Spain	0.7
Sweden	0.6
United States	54.5
Zambia	0.4
Cash and Other	1.0

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$611,892	$68,221	$—	$680,113
Energy	22,523,477	9,597,927	—	32,121,404
Materials	9,680,312	8,612,440	—	18,292,752
Short-Term Investments
Investment Companies	133,251	—	—	133,251

Total Assets	$32,948,932	$18,278,588	$—	$51,227,520

Total Liabilities	$—	$—	$—	$—

Total	$32,948,932	$18,278,588	$—	$51,227,520

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,585,881
Aggregate gross unrealized depreciation	(397,835)

Net unrealized appreciation	$21,188,046

Federal income tax cost of investments in securities and derivative instruments, if applicable	$30,039,474

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (0.0%)†
Hotels, Resorts & Cruise Lines (0.0%)†
PPHE Hotel Group Ltd.	390	$8,342

Total Consumer Discretionary		8,342

Health Care (0.3%)
Health Care Facilities (0.3%)
Chartwell Retirement Residences	6,463	93,477

Total Health Care		93,477

Information Technology (0.3%)
Internet Services & Infrastructure (0.3%)
NEXTDC Ltd.*	13,050	104,609
SUNeVision Holdings Ltd.(x)	13,000	9,331

		113,940

Total Information Technology		113,940

Real Estate (97.9%)
Data Center REITs (8.5%)
DigiCo Infrastructure REIT (REIT)	8,532	10,400
Digital Core REIT Management Pte. Ltd. (REIT)	17,420	8,487
Digital Realty Trust, Inc. (REIT)	7,053	1,271,021
Equinix, Inc. (REIT)	2,003	1,963,421
Keppel DC REIT (REIT)	39,773	67,676

		3,321,005

Diversified Real Estate Activities (6.3%)
Allreal Holding AG (Registered)	301	85,173
City Developments Ltd.	8,092	52,141
Heiwa Real Estate Co. Ltd.	790	12,087
Investis Holding SA(m)	57	11,007
Mitsubishi Estate Co. Ltd.	22,327	617,818
Mitsui Fudosan Co. Ltd.	52,905	559,976
New World Development Co. Ltd.*	27,996	28,937
Nomura Real Estate Holdings, Inc.	10,640	68,472
Peach Property Group AG*	790	4,960
Sumitomo Realty & Development Co. Ltd.	13,362	375,669
Sun Hung Kai Properties Ltd.	28,759	487,434
Tokyo Tatemono Co. Ltd.	3,952	90,723
UOL Group Ltd.	9,336	71,113

		2,465,510

Diversified REITs (6.5%)
Activia Properties, Inc. (REIT)	43	38,102
AEW UK REIT plc (REIT)(m)	3,177	4,184
American Assets Trust, Inc. (REIT)	1,055	19,423
Argosy Property Ltd. (REIT)	15,660	10,208
Aspen Group Ltd. (REIT)	4,198	13,298
British Land Co. plc (The) (REIT)	19,925	95,267
Broadstone Net Lease, Inc. (REIT)	3,849	70,321
CapitaLand Integrated Commercial Trust (REIT)	121,487	218,189
Charter Hall Group (REIT)	9,617	124,928
Charter Hall Long Wale REIT (REIT)	13,913	32,270
Covivio SA (REIT)	1,104	66,005
Custodian Property Income REIT plc (REIT)	8,505	9,047
Daiwa House REIT Investment Corp. (REIT)	84	66,305
Essential Properties Realty Trust, Inc. (REIT)	4,032	122,412
Global Net Lease, Inc. (REIT)	4,022	37,646
GPT Group (The) (REIT)	39,344	123,529
Growthpoint Properties Australia Ltd. (REIT)	5,348	7,808
H&R REIT (REIT)	5,312	37,307
Hankyu Hanshin REIT, Inc. (REIT)	13	11,986
Heiwa Real Estate REIT, Inc. (REIT)	21	18,998
Hulic REIT, Inc. (REIT)	25	25,464
Icade (REIT)(x)*	937	21,151
KDX Realty Investment Corp. (REIT)	76	77,214
Land Securities Group plc (REIT)	15,211	112,869
Mapletree Pan Asia Commercial Trust (REIT)	46,086	47,494
Merlin Properties SOCIMI SA (REIT)	8,514	138,503
Mirai Corp. (REIT)	36	10,863
MIRARTH Real Estate Investment Corp. (REIT)	18	9,860
Mirvac Group (REIT)	80,685	99,473
Mori Trust REIT, Inc. (REIT)	48	21,672
Nomura Real Estate Master Fund, Inc. (REIT)	84	83,113
NTT UD REIT Investment Corp. (REIT)	26	22,758
OUE REIT (REIT)	45,563	12,504
Schroder REIT Ltd. (REIT)	9,084	5,730
Sekisui House REIT, Inc. (REIT)	79	44,748
Shaftesbury Capital plc (REIT)	30,085	51,036
SK REITs Co. Ltd. (REIT)	4,033	16,416
Star Asia Investment Corp. (REIT)	50	17,465
Stockland (REIT)	49,454	148,101
Stoneweg Europe Stapled Trust (REIT)	7,413	12,627
Stride Property Group (REIT)	9,840	6,109
Sunlight REIT (REIT)	19,781	5,725
Suntec REIT (REIT)	42,878	48,944
United Urban Investment Corp. (REIT)	65	70,134
WP Carey, Inc. (REIT)	4,444	302,014

		2,539,220

Health Care REITs (13.6%)
Aedifica SA (REIT)	1,714	138,372
Alexandria Real Estate Equities, Inc. (REIT)	3,517	163,259
American Healthcare REIT, Inc. (REIT)	3,627	171,049
Care Property Invest NV (REIT)	867	12,358
CareTrust REIT, Inc. (REIT)	4,562	167,197
Cofinimmo SA (REIT)	160	15,106
Diversified Healthcare Trust (REIT)	4,454	29,575
Health Care & Medical Investment Corp. (REIT)	7	5,157
Healthcare Realty Trust, Inc. (REIT), Class A	6,727	114,292
Healthpeak Properties, Inc. (REIT)	14,211	233,487
Life Science REIT plc (REIT)*	5,876	3,047
LTC Properties, Inc. (REIT)	953	35,414
Medical Properties Trust, Inc. (REIT)(x)	10,227	47,351
National Health Investors, Inc. (REIT)	954	77,140
Omega Healthcare Investors, Inc. (REIT)	6,049	265,067
Parkway Life REIT (REIT)	8,900	27,763
Primary Health Properties plc (REIT)	51,585	62,514

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Sabra Health Care REIT, Inc. (REIT)	5,056	$97,227
Sila Realty Trust, Inc. (REIT)	1,129	26,735
Target Healthcare REIT plc (REIT)	12,735	16,973
Ventas, Inc. (REIT)	9,598	784,924
Vital Healthcare Property Trust (REIT)	10,696	11,124
Vital Infrastructure Property Trust (REIT)	4,514	17,133
Welltower, Inc. (REIT)	14,098	2,787,316

		5,309,580

Hotel & Resort REITs (2.1%)
Apple Hospitality REIT, Inc. (REIT)(x)	4,544	52,301
CapitaLand Ascott Trust (REIT)	53,575	36,817
CDL Hospitality Trusts (REIT)	16,277	10,490
DiamondRock Hospitality Co. (REIT)	4,131	38,708
Far East Hospitality Trust (REIT)	19,569	8,562
Hoshino Resorts REIT, Inc. (REIT)	11	16,914
Host Hotels & Resorts, Inc. (REIT)	14,059	269,370
Invincible Investment Corp. (REIT)	149	56,050
Japan Hotel REIT Investment Corp. (REIT)	115	54,394
Park Hotels & Resorts, Inc. (REIT)(x)	3,796	39,972
Pebblebrook Hotel Trust (REIT)(x)	2,283	28,834
RLJ Lodging Trust (REIT)(x)	2,517	18,676
Ryman Hospitality Properties, Inc. (REIT)	1,253	115,614
Sunstone Hotel Investors, Inc. (REIT)	3,691	33,256
Xenia Hotels & Resorts, Inc. (REIT)	1,928	28,592

		808,550

Industrial REITs (14.5%)
AIMS APAC REIT (REIT)	13,193	14,739
Americold Realty Trust, Inc. (REIT)(x)	5,845	66,984
ARGAN SA (REIT)	337	22,179
CapitaLand Ascendas REIT (REIT)	76,387	147,589
Centuria Industrial REIT (REIT)(x)	12,741	25,386
CRE Logistics REIT, Inc. (REIT)	12	12,082
Dexus Industria REIT (REIT)(x)	6,517	10,413
Dream Industrial REIT (REIT)	5,842	51,948
EastGroup Properties, Inc. (REIT)	1,085	200,823
ESR Kendall Square REIT Co. Ltd. (REIT)	3,410	9,695
ESR-REIT (REIT)	11,524	20,269
First Industrial Realty Trust, Inc. (REIT)	2,624	151,798
Frasers Logistics & Commercial Trust (REIT)(m)	56,669	39,595
GLP J-REIT (REIT)	90	73,792
Goodman Group (REIT)	40,675	724,094
Goodman Property Trust (REIT)(r)	19,775	21,534
Granite REIT (REIT)	1,237	72,739
Industrial & Infrastructure Fund Investment Corp. (REIT)	49	43,833
Innovative Industrial Properties, Inc. (REIT)	564	28,290
Japan Logistics Fund, Inc. (REIT)	53	32,005
LaSalle Logiport REIT (REIT)	33	30,966
Lineage, Inc. (REIT)(x)	1,448	47,436
LondonMetric Property plc (REIT)	45,889	110,488
LXP Industrial Trust (REIT)	1,183	54,726
Mapletree Industrial Trust (REIT)	42,399	64,125
Mapletree Logistics Trust (REIT)	69,266	62,125
Mitsubishi Estate Logistics REIT Investment Corp. (REIT)(x)	27	21,279
Mitsui Fudosan Logistics Park, Inc. (REIT)	61	43,498
Montea NV (REIT)	427	32,738
Nippon Prologis REIT, Inc. (REIT)	147	79,153
Prologis, Inc. (REIT)	19,017	2,513,667
Rexford Industrial Realty, Inc. (REIT)	4,779	156,417
Segro plc (REIT)	27,657	240,514
SOSiLA Logistics REIT, Inc. (REIT)	13	9,950
STAG Industrial, Inc. (REIT)	3,827	138,002
Terreno Realty Corp. (REIT)	2,076	127,508
Tritax Big Box REIT plc (REIT)	50,059	94,385
Warehouses De Pauw CVA (REIT)	3,824	99,393

		5,696,157

Multi-Family Residential REITs (6.7%)
Advance Residence Investment Corp. (REIT)	53	54,270
Altarea SCA (REIT)(x)	159	20,941
AvalonBay Communities, Inc. (REIT)	2,916	476,329
Boardwalk REIT (REIT)	828	37,469
Camden Property Trust (REIT)	2,164	211,336
Canadian Apartment Properties REIT (REIT)	3,155	80,536
Centerspace (REIT)	342	19,648
Comforia Residential REIT, Inc. (REIT)	40	27,346
Daiwa Securities Living Investments Corp. (REIT)	39	26,217
Equity Residential (REIT)	7,765	459,300
Essex Property Trust, Inc. (REIT)	1,307	316,294
Grainger plc (REIT)	14,973	32,232
Home Invest Belgium SA (REIT)	198	4,223
Home REIT plc (REIT)(r)*	17,110	—
Independence Realty Trust, Inc. (REIT)	4,882	72,693
Ingenia Communities Group (REIT)	8,293	23,063
InterRent REIT (REIT)	2,744	26,156
Irish Residential Properties REIT plc (REIT)	10,411	12,221
Killam Apartment REIT (REIT)	2,457	28,171
Mid-America Apartment Communities, Inc. (REIT)	2,386	291,378
Mitsui Fudosan Accommodations Fund, Inc. (REIT)	48	40,605
NexPoint Residential Trust, Inc. (REIT)	456	11,400
Residential Secure Income plc (REIT)(m)	3,782	2,544
Samty Residential Investment Corp. (REIT)	7	4,658
Social Housing REIT plc (REIT)(m)	7,615	7,263
Starts Proceed Investment Corp. (REIT)	5	6,222
UDR, Inc. (REIT)	6,773	228,792
UNITE Group plc (The) (REIT)(x)	9,682	58,420
Veris Residential, Inc. (REIT)	1,611	30,400
Xior Student Housing NV (REIT)(m)	794	24,397

		2,634,524

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Office REITs (4.2%)
Abacus Group (REIT)(x)	8,564	$6,015
Allied Properties REIT (REIT)	3,400	22,437
BXP, Inc. (REIT)	3,247	168,519
Centuria Office REIT (REIT)(x)	10,146	6,520
Champion REIT (REIT)	36,814	10,663
Colonial SFL SOCIMI SA (REIT)	7,851	46,602
COPT Defense Properties (REIT)	2,303	70,472
Cousins Properties, Inc. (REIT)	3,421	77,212
Cromwell Property Group (REIT)	33,359	9,143
Daiwa Office Investment Corp. (REIT)	10	20,773
Derwent London plc (REIT)	2,286	47,711
Dexus (REIT)	21,611	88,942
Douglas Emmett, Inc. (REIT)	3,287	30,963
Easterly Government Properties, Inc. (REIT), Class A	861	18,451
Empire State Realty Trust, Inc. (REIT), Class A	2,839	14,763
Gecina SA (REIT)	1,048	82,868
Global One Real Estate Investment Corp. (REIT)	19	14,470
Great Portland Estates plc (REIT)	7,943	29,743
Helical plc (REIT)	2,156	5,004
Highwoods Properties, Inc. (REIT)	2,215	47,423
Ichigo Office REIT Investment Corp. (REIT)	19	11,075
Japan Excellent, Inc. (REIT)	23	20,731
Japan Prime Realty Investment Corp. (REIT)	75	46,027
Japan Real Estate Investment Corp. (REIT)	137	100,908
JBG SMITH Properties (REIT)(x)	1,214	17,737
JR Global REIT (REIT)	3,830	3,823
Keppel REIT (REIT)	69,938	48,570
Kilroy Realty Corp. (REIT)(x)	2,405	67,845
Mori Hills REIT Investment Corp. (REIT)	29	24,257
Nippon Building Fund, Inc. (REIT)	165	138,495
NIPPON REIT Investment Corp. (REIT)	33	18,534
NSI NV (REIT)	302	6,131
One REIT, Inc. (REIT)	13	6,503
Orix JREIT, Inc. (REIT)	107	65,319
Piedmont Realty Trust, Inc. (REIT)*	2,522	16,570
Precinct Properties Group (REIT)	35,020	20,841
Prosperity REIT (REIT)(x)	26,999	4,909
Regional REIT Ltd. (REIT)(m)	2,566	2,965
Sankei Real Estate, Inc. (REIT)	7	5,528
Shinhan Alpha REIT Co. Ltd. (REIT)	2,360	8,736
SL Green Realty Corp. (REIT)	1,458	53,858
Tokyu REIT, Inc. (REIT)	17	21,185
Vornado Realty Trust (REIT)	3,616	93,980
Workspace Group plc (REIT)	2,673	12,190

		1,635,411

Other Specialized REITs (4.2%)
Arena REIT (REIT)	8,104	18,339
Charter Hall Social Infrastructure REIT (REIT)	6,781	12,124
EPR Properties (REIT)	1,530	76,439
Four Corners Property Trust, Inc. (REIT)	2,149	50,824
Gaming and Leisure Properties, Inc. (REIT)	5,567	247,008
Iron Mountain, Inc. (REIT)	6,014	614,270
Safehold, Inc. (REIT)	1,139	15,410
VICI Properties, Inc. (REIT), Class A	21,984	600,603

		1,635,017

Real Estate Development (0.6%)
Henderson Land Development Co. Ltd.	27,000	100,142
Lifestyle Communities Ltd.*	1,965	6,371
Sino Land Co. Ltd.	76,333	113,746
Tosei Corp.	1,200	11,977

		232,236

Real Estate Operating Companies (7.0%)
Amot Investments Ltd.	4,906	30,062
Aroundtown SA*	14,557	38,433
Atrium Ljungberg AB, Class B	4,697	14,665
Azrieli Group Ltd.	751	100,584
CA Immobilien Anlagen AG	637	18,022
CapitaLand Investment Ltd.	46,610	99,353
Castellum AB	7,030	81,676
Catena AB	863	40,513
Cibus Nordic Real Estate AB publ	1,579	23,834
Citycon OYJ*	515	1,898
Corem Property Group AB, Class B(x)	16,313	5,778
Deutsche EuroShop AG	240	5,648
Deutsche Wohnen SE	1,011	22,167
Dios Fastigheter AB	2,065	13,799
Entra ASA(m)	905	9,804
Fabege AB	3,863	31,179
Fastighets AB Balder, Class B*	14,197	83,496
FastPartner AB, Class A	961	4,379
Grand City Properties SA*	1,398	14,583
Heba Fastighets AB, Class B	1,039	3,056
Hiag Immobilien Holding AG	86	14,534
Hongkong Land Holdings Ltd.	21,082	164,892
Hufvudstaden AB, Class A	1,862	23,643
Hulic Co. Ltd.	9,491	110,485
Hysan Development Co. Ltd.	12,280	29,901
Intea Fastigheter AB, Class B*	2,949	21,955
Intershop Holding AG	101	21,283
Kennedy-Wilson Holdings, Inc.	2,455	26,563
LEG Immobilien SE	1,552	101,074
Logistea AB, Class B	5,675	7,892
Lumo Kodit OYJ	3,123	28,771
Melisron Ltd.	495	64,078
Mobimo Holding AG (Registered)(x)	149	71,095
Neobo Fastigheter AB*	1,785	3,256
NP3 Fastigheter AB	645	16,878
Nyfosa AB(x)	3,268	22,700
Pandox AB, Class B	2,170	41,499
Platzer Fastigheter Holding AB, Class B	1,286	9,272
PSP Swiss Property AG (Registered)	936	186,297
Public Property Invest A/S	5,235	11,729
Sagax AB, Class B(x)	4,372	81,490
Samhallsbyggnadsbolaget i Norden AB*	19,603	7,804
Sirius Real Estate Ltd. (REIT)	30,341	37,261
Stendorren Fastigheter AB, Class B*	348	6,882
StorageVault Canada, Inc.	4,582	14,493
Sveafastigheter AB*	1,140	4,240
Swedish Logistic Property AB, Class B*	3,979	15,303

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Swire Properties Ltd.	19,982	$58,075
Swiss Prime Site AG (Registered)	1,647	279,044
TAG Immobilien AG	3,880	60,682
VGP NV	275	26,591
Vonovia SE	14,609	363,828
Wallenstam AB, Class B	6,987	30,435
Wharf Real Estate Investment Co. Ltd.	32,064	92,960
Wihlborgs Fastigheter AB	5,527	50,663

		2,750,477

Retail REITs (16.2%)
Acadia Realty Trust (REIT)	2,678	51,203
AEON REIT Investment Corp. (REIT)	35	27,653
Agree Realty Corp. (REIT)	2,319	174,806
Ascencio (REIT)	121	7,035
Brixmor Property Group, Inc. (REIT)	6,242	179,770
BWP Property Group Ltd. (REIT)	11,464	29,523
Carmila SA (REIT)	1,292	25,049
Charter Hall Retail REIT (REIT)	11,617	30,674
Choice Properties REIT (REIT)	5,670	62,606
Crombie REIT (REIT)	2,239	25,398
Curbline Properties Corp. (REIT)	1,975	50,935
Eurocommercial Properties NV (REIT)	861	26,247
Federal Realty Investment Trust (REIT)	1,744	185,230
First Capital REIT (REIT)	4,343	64,375
Fortune REIT (REIT)	31,391	18,744
Frasers Centrepoint Trust (REIT)	26,198	44,573
Frontier Real Estate Investment Corp. (REIT)	50	26,693
Fukuoka REIT Corp. (REIT)	15	16,150
Getty Realty Corp. (REIT)	1,096	34,853
Hamborner REIT AG (REIT)(x)	1,467	7,478
Hammerson plc (REIT)	10,472	41,659
HomeCo Daily Needs REIT (REIT)(m)	36,114	29,571
Immobiliare Grande Distribuzione SIIQ SpA (REIT)	1,113	5,088
InvenTrust Properties Corp. (REIT)	1,583	48,218
Japan Metropolitan Fund Invest (REIT)	137	96,445
Kimco Realty Corp. (REIT)	13,700	307,839
Kite Realty Group Trust (REIT)	4,414	108,364
Kiwi Property Group Ltd. (REIT)	29,244	15,303
Klepierre SA (REIT)	4,254	160,338
Lendlease Global Commercial REIT (REIT)	52,287	21,823
Link REIT (REIT)	53,037	245,565
LOTTE REIT Co. Ltd. (REIT)	3,060	9,289
Macerich Co. (The) (REIT)	5,228	98,809
Mercialys SA (REIT)	1,910	25,900
NETSTREIT Corp. (REIT)(x)	1,706	32,124
NewRiver REIT plc (REIT)	8,059	7,476
NNN REIT, Inc. (REIT)	3,872	162,740
Phillips Edison & Co., Inc. (REIT)	2,563	95,907
Primaris REIT (REIT)	2,418	29,984
Realty Income Corp. (REIT)	18,771	1,148,410
Regency Centers Corp. (REIT)	3,703	280,169
Region Group (REIT)	23,633	37,096
Retail Estates NV (REIT)	237	18,158
RioCan REIT (REIT)	6,004	81,961
Scentre Group (REIT)	106,770	246,333
Simon Property Group, Inc. (REIT)	6,642	1,238,932
SmartCentres REIT (REIT)	2,641	50,576
Starhill Global REIT (REIT)	28,859	12,046
Supermarket Income REIT plc (REIT)	25,203	26,514
Tanger, Inc. (REIT)	2,306	78,358
Unibail-Rodamco-Westfield (REIT)	2,494	278,740
Urban Edge Properties (REIT)	2,581	51,568
Vastned NV (REIT)*	152	5,096
Vicinity Ltd. (REIT)	78,666	127,629
Waypoint REIT Ltd. (REIT)	12,589	20,491
Wereldhave NV (REIT)	745	18,511

		6,352,025

Self-Storage REITs (4.7%)
Abacus Storage King (REIT)(x)	8,228	7,910
Big Yellow Group plc (REIT)	3,798	42,940
CubeSmart (REIT)	4,641	170,093
Extra Space Storage, Inc. (REIT)	4,318	566,219
National Storage Affiliates Trust (REIT)	1,443	54,459
National Storage REIT (REIT)	24,859	47,585
Public Storage (REIT)	3,238	877,110
Safestore Holdings plc (REIT)	4,360	36,777
Shurgard Self Storage Ltd. (REIT)	659	19,086
Smartstop Self Storage REIT, Inc. (REIT)	1,129	34,186

		1,856,365

Single-Family Residential REITs (2.8%)
American Homes 4 Rent (REIT), Class A	7,005	195,580
Equity LifeStyle Properties, Inc. (REIT)	3,939	245,872
Invitation Homes, Inc. (REIT)	12,544	311,718
Sun Communities, Inc. (REIT)	2,511	316,286
UMH Properties, Inc. (REIT)	1,629	23,506

		1,092,962

Total Real Estate		38,329,039

Total Common Stocks (98.5%) (Cost $35,872,535)		38,544,798

CLOSED END FUND:
Picton Property Income Ltd. (REIT)	10,477	10,662

Total Closed End Funds (0.0%)† (Cost $10,475)		10,662

EXCHANGE TRADED FUNDS (ETF):
Investment Funds (1.0%)
iShares U.S. Real Estate ETF	2,352	222,405
Vanguard Global ex-U.S. Real Estate ETF	3,368	149,708

Total Exchange Traded Funds (1.0%) (Cost $386,127)		372,113

	Number of Rights	Value (Note 1)
RIGHTS:
Equity Real Estate Investment Trusts (REITs) (0.0%)†
Industrial REITs (0.0%)†
CapitaLand Ascendas REIT, expiring 4/15/26 (Cost $–)*	2,138	200

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.9%)
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	367,014	$367,014

Total Short-Term Investments (0.9%) (Cost $367,014)		$367,014

Total Investments in Securities (100.4%) (Cost $36,636,151)		39,294,787
Other Assets Less Liabilities (-0.4%)		(154,817)

Net Assets (100%)		$39,139,970

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the market value or fair value, as applicable, of these securities amounted to $131,330 or 0.3% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $633,642. This was collateralized by $289,348 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/15/26 – 11/15/55 and by cash of $367,014 which was subsequently invested in investment companies.

Glossary:

CVA — Dutch Certification

REIT — Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Fund	$—	$10,662	$—	$10,662
Common Stocks
Consumer Discretionary	—	8,342	—	8,342
Health Care	93,477	—	—	93,477
Information Technology	—	113,940	—	113,940
Real Estate	25,150,298	13,157,207	21,534	38,329,039
Exchange Traded Funds	372,113	—	—	372,113
Rights
Real Estate	—	200	—	200
Short-Term Investments
Investment Companies	367,014	—	—	367,014

Total Assets	$25,982,902	$13,290,351	$21,534	$39,294,787

Total Liabilities	$—	$—	$—	$—

Total	$25,982,902	$13,290,351	$21,534	$39,294,787

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,635,411
Aggregate gross unrealized depreciation	(5,554,161)

Net unrealized appreciation	$2,081,250

Federal income tax cost of investments in securities and derivative instruments, if applicable	$37,213,537

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.1%)
Diversified Telecommunication Services (0.2%)
ATN International, Inc.	1,524	$41,483
Bandwidth, Inc., Class A*	3,316	59,091
IDT Corp., Class B	604	29,656
Liberty Latin America Ltd., Class A*	3,503	30,266
Liberty Latin America Ltd., Class C*	21,545	190,027
Lumen Technologies, Inc.*	16,669	115,850
Shenandoah Telecommunications Co.	7,499	115,635
Uniti Group, Inc.	25,024	234,725

		816,733

Entertainment (1.9%)
AMC Entertainment Holdings, Inc., Class A(x)*	77,213	75,669
CuriosityStream, Inc.	678	2,007
Gaia, Inc., Class A(x)*	2,389	6,618
IG Port, Inc.(x)	40,200	314,415
Lionsgate Studios Corp.*	30,711	294,518
Live Nation Entertainment, Inc.(x)*	30,800	4,697,308
Madison Square Garden Entertainment Corp., Class A*	7,000	412,370
Madison Square Garden Sports Corp.*	2,200	707,080
Marcus Corp. (The)	3,472	59,614
Playstudios, Inc.*	14,346	6,731
Playtika Holding Corp.	6,893	19,163
Reservoir Media, Inc.(x)*	2,732	26,746
Sphere Entertainment Co.*	11,078	1,300,557
Starz Entertainment Corp.	1,738	19,987
Toei Animation Co. Ltd.(x)	11,200	183,798
Vivid Seats, Inc., Class A(x)*	177	1,046

		8,127,627

Interactive Media & Services (0.2%)
Angi, Inc., Class A*	5,262	36,045
Bumble, Inc., Class A*	9,564	31,178
Cars.com, Inc.*	7,866	63,872
Getty Images Holdings, Inc.(x)*	17,132	13,592
Nextdoor Holdings, Inc.*	33,368	46,715
Rumble, Inc.(x)*	12,167	62,052
Shutterstock, Inc.	3,665	60,876
Teads Holding Co.(x)*	5,890	3,879
TripAdvisor, Inc.(x)*	8,859	94,437
Webtoon Entertainment, Inc.(x)*	2,837	26,072
Ziff Davis, Inc.*	5,876	246,557

		685,275

Media (0.7%)
Advantage Solutions, Inc.(x)*	574	12,134
AMC Networks, Inc., Class A*	4,640	31,506
Boston Omaha Corp., Class A(x)*	2,817	32,903
Cable One, Inc.*	769	70,140
EchoStar Corp., Class A(x)*	20,320	2,378,862
Entravision Communications Corp., Class A	7,700	22,869
EW Scripps Co. (The), Class A*	9,986	37,148
Gray Media, Inc.	13,065	56,702
iHeartMedia, Inc., Class A*	17,953	52,423
John Wiley & Sons, Inc., Class A	417	15,888
National CineMedia, Inc.	10,531	32,120
Newsmax, Inc., Class B(x)*	7,128	37,208
Nexxen International Ltd.(x)*	4,711	30,716
Optimum Communications, Inc., Class A*	32,966	42,856
PubMatic, Inc., Class A*	5,747	47,010
Scholastic Corp.	3,117	121,750
Sinclair, Inc.	5,817	75,272
TechTarget, Inc.*	3,730	14,472
USA TODAY Co., Inc.(x)*	2,079	14,657

		3,126,636

Wireless Telecommunication Services (0.1%)
Spok Holdings, Inc.	3,054	33,289
Telephone and Data Systems, Inc.	14,923	628,258

		661,547

Total Communication Services		13,417,818

Consumer Discretionary (10.6%)
Automobile Components (0.8%)
Adient plc*	11,792	238,316
Cooper-Standard Holdings, Inc.*	2,540	70,790
Dana, Inc.	16,986	571,579
Dauch Corp.*	34,262	203,174
Dorman Products, Inc.*	1,800	187,848
Fox Factory Holding Corp.*	4,689	77,181
Garrett Motion, Inc.	26,634	483,940
Gentherm, Inc.*	4,526	125,732
Goodyear Tire & Rubber Co. (The)*	41,354	274,177
Holley, Inc.*	11,669	35,824
LCI Industries	3,174	390,338
Motorcar Parts of America, Inc.*	2,096	23,182
Phinia, Inc.	5,721	391,545
Solid Power, Inc.*	23,889	71,667
Standard Motor Products, Inc.	3,151	109,466
Strattec Security Corp.*	644	50,451
Visteon Corp.	4,129	376,193

		3,681,403

Automobiles (0.0%)†
Faraday Future Intelligent Electric, Inc., Class A(x)*	26,084	7,168
Winnebago Industries, Inc.(x)	4,075	126,284

		133,452

Broadline Retail (0.0%)†
Kohl’s Corp.	16,340	210,786
Savers Value Village, Inc.*	563	4,189

		214,975

Distributors (0.1%)
GigaCloud Technology, Inc., Class A*	3,559	161,507
Gold.com, Inc.	2,856	114,468
Weyco Group, Inc.(x)	892	28,589

		304,564

Diversified Consumer Services (0.4%)
American Public Education, Inc.*	215	12,229
European Wax Center, Inc., Class A*	357	2,063
Graham Holdings Co., Class B	483	510,657
Laureate Education, Inc.*	12,496	435,361
Matthews International Corp., Class A	4,459	115,131
McGraw Hill, Inc.(x)*	1,221	16,728
Mister Car Wash, Inc.*	1,881	13,110
Perdoceo Education Corp.	9,396	349,625
Phoenix Education Partners, Inc.(x)	184	5,789
Strategic Education, Inc.	3,447	285,963

		1,746,656

Hotels, Restaurants & Leisure (0.8%)
Biglari Holdings, Inc., Class B*	100	32,959
BJ’s Restaurants, Inc.*	1,088	38,189
Black Rock Coffee Bar, Inc., Class A(x)*	947	12,235
Bloomin’ Brands, Inc.	5,208	28,123
Brightstar Lottery plc	15,796	201,241
Carnival Corp.	32,000	828,160
Cracker Barrel Old Country Store, Inc.(x)	2,394	67,295

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Dine Brands Global, Inc.(x)	1,782	$46,760
El Pollo Loco Holdings, Inc.*	4,209	58,337
Global Business Travel Group I(x)*	2,174	12,131
Golden Entertainment, Inc.	2,926	78,095
Jack in the Box, Inc.(x)*	460	4,448
Krispy Kreme, Inc.(x)	10,768	36,504
Marriott Vacations Worldwide Corp.(x)	4,180	272,202
Nathan’s Famous, Inc.	18	1,813
Navan, Inc., Class A(x)*	997	13,200
Papa John’s International, Inc.(x)	4,474	145,002
Portillo’s, Inc., Class A(x)*	9,968	52,731
Pursuit Attractions and Hospitality, Inc.*	2,999	109,853
RCI Hospitality Holdings, Inc.	331	7,550
Red Rock Resorts, Inc., Class A	3,287	175,394
Sabre Corp.*	41,597	60,316
Serve Robotics, Inc.(x)*	1,092	9,217
Six Flags Entertainment Corp.(x)*	2,896	51,404
Target Hospitality Corp.*	4,838	44,897
United Parks & Resorts, Inc.(x)*	237	7,740
Wendy’s Co. (The)(x)	140,000	973,000

		3,368,796

Household Durables (1.5%)
Bassett Furniture Industries, Inc.	1,148	16,244
Beazer Homes USA, Inc.*	4,045	77,826
Century Communities, Inc.	3,786	217,241
Cricut, Inc., Class A(x)	7,755	29,004
Dream Finders Homes, Inc., Class A(x)*	3,386	47,133
Ethan Allen Interiors, Inc.	3,385	75,350
Flexsteel Industries, Inc.	540	24,268
Green Brick Partners, Inc.*	3,051	196,637
Hamilton Beach Brands Holding Co., Class A	1,260	23,877
Helen of Troy Ltd.*	3,388	48,855
Hovnanian Enterprises, Inc., Class A*	744	82,517
KB Home	9,256	478,998
La-Z-Boy, Inc.	6,187	198,850
Legacy Housing Corp.(x)*	1,378	28,153
Leggett & Platt, Inc.	19,979	197,392
LGI Homes, Inc.*	3,045	120,369
Lovesac Co. (The)(x)*	826	12,200
M/I Homes, Inc.*	3,909	478,657
Meritage Homes Corp.	10,042	620,997
Sonos, Inc.*	1,416	18,974
Taylor Morrison Home Corp., Class A*	14,380	837,491
Traeger, Inc.(x)*	100	2,900
Tri Pointe Homes, Inc.*	60,704	2,836,698

		6,670,631

Leisure Products (0.3%)
American Outdoor Brands, Inc.(x)*	1,982	18,512
Callaway Golf Co.*	19,777	274,505
Clarus Corp.	3,731	10,148
Escalade, Inc.	1,476	25,343
Funko, Inc., Class A(x)*	6,227	19,615
JAKKS Pacific, Inc.	1,464	29,163
Johnson Outdoors, Inc., Class A	843	39,208
Latham Group, Inc.*	1,110	5,961
Malibu Boats, Inc., Class A*	2,724	70,606
Marine Products Corp.	628	4,565
MasterCraft Boat Holdings, Inc.*	2,432	49,880
Peloton Interactive, Inc., Class A*	38,389	164,689
Polaris, Inc.	7,982	435,019
Smith & Wesson Brands, Inc.	6,637	95,108
Sturm Ruger & Co., Inc.	1,346	53,961

		1,296,283

Specialty Retail (6.3%)
1-800-Flowers.com, Inc., Class A(x)*	3,413	10,376
Academy Sports & Outdoors, Inc.(x)	9,959	562,186
Advance Auto Parts, Inc.(x)	8,994	474,433
American Eagle Outfitters, Inc.	23,912	399,330
America’s Car-Mart, Inc.*	1,018	12,959
Arko Corp.	9,384	52,175
Asbury Automotive Group, Inc.*	2,921	570,793
AutoNation, Inc.*	64,000	12,496,640
BARK, Inc.(x)*	7,089	3,591
Barnes & Noble Education, Inc.(x)*	2,347	20,724
Bed Bath & Beyond, Inc.*	10,312	47,848
Buckle, Inc. (The)	310	15,612
Caleres, Inc.	5,025	52,963
Citi Trends, Inc.*	725	31,407
Designer Brands, Inc., Class A(x)	5,024	28,587
EVgo, Inc., Class A*	15,945	27,425
Genesco, Inc.*	1,452	42,093
Group 1 Automotive, Inc.	993	328,316
Haverty Furniture Cos., Inc.	1,964	41,597
J Jill, Inc.(x)	1,156	13,248
Lands’ End, Inc.(x)*	1,303	14,646
MarineMax, Inc.(x)*	2,728	73,820
Monro, Inc.(x)	4,194	67,272
National Vision Holdings, Inc.*	11,682	302,564
OneWater Marine, Inc., Class A(x)*	1,747	16,509
Outdoor Holding Co.(x)*	15,528	31,211
Penske Automotive Group, Inc.	64,000	9,569,280
Petco Health & Wellness Co., Inc., Class A*	12,323	34,258
RealReal, Inc. (The)*	11,809	107,226
Sally Beauty Holdings, Inc.*	14,937	206,877
Shoe Carnival, Inc.(x)	2,840	44,276
Signet Jewelers Ltd.	5,943	503,016
Sleep Number Corp.(x)*	2,833	5,085
Sonic Automotive, Inc., Class A	1,459	100,044
Stitch Fix, Inc., Class A*	15,418	51,034
Torrid Holdings, Inc.*	4,836	8,608
Upbound Group, Inc.	5,118	92,380
Urban Outfitters, Inc.*	6,367	403,349
Victoria’s Secret & Co.*	7,375	341,905
Winmark Corp.	439	187,694
Zumiez, Inc.*	1,903	42,170

		27,435,527

Textiles, Apparel & Luxury Goods (0.4%)
Capri Holdings Ltd.*	17,594	310,006
Carter’s, Inc.	5,328	190,529
G-III Apparel Group Ltd.	5,458	151,187
Kontoor Brands, Inc.	1,571	110,426
Lakeland Industries, Inc.(x)	1,363	11,163
Movado Group, Inc.	14,218	347,204
Oxford Industries, Inc.(x)	2,148	82,719
Rocky Brands, Inc.	1,055	40,850
Steven Madden Ltd.	9,783	331,839
Superior Group of Cos., Inc.	1,831	18,603

		1,594,526

Total Consumer Discretionary		46,446,813

Consumer Staples (2.3%)
Beverages (0.0%)†
Crimson Wine Group Ltd.*	22,800	100,548
MGP Ingredients, Inc.	2,018	37,111

		137,659

Consumer Staples Distribution & Retail (0.3%)
Andersons, Inc. (The)	4,887	350,789

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Grocery Outlet Holding Corp.*	14,081	$99,271
HF Foods Group, Inc.(x)*	6,494	12,014
Ingles Markets, Inc., Class A	2,184	196,320
United Natural Foods, Inc.*	8,984	404,819
Village Super Market, Inc., Class A	1,338	56,503
Weis Markets, Inc.	2,021	138,216

		1,257,932

Food Products (0.2%)
Alico, Inc.	754	31,110
B&G Foods, Inc.(x)	11,524	55,430
Beyond Meat, Inc.(x)*	56,683	39,769
Calavo Growers, Inc.	312	8,047
Dole plc	10,124	144,672
Fresh Del Monte Produce, Inc.	4,997	201,179
Hain Celestial Group, Inc. (The)(x)*	14,304	9,981
John B Sanfilippo & Son, Inc.	463	36,730
Limoneira Co.(x)	2,499	33,537
Mission Produce, Inc.(x)*	6,350	87,376
Seneca Foods Corp., Class A*	702	106,086
Simply Good Foods Co. (The)*	4,535	65,077
Utz Brands, Inc.	10,781	85,386

		904,380

Household Products (0.1%)
Central Garden & Pet Co.*	1,643	60,413
Central Garden & Pet Co., Class A*	6,978	226,227
Energizer Holdings, Inc.	1,947	31,970
Oil-Dri Corp. of America	353	22,977
Spectrum Brands Holdings, Inc.	3,405	250,948

		592,535

Personal Care Products (1.6%)
Beauty Health Co. (The)(x)*	3,066	2,729
Edgewell Personal Care Co.	6,711	143,213
Herbalife Ltd.*	4,043	59,513
Honest Co., Inc. (The)(x)*	7,868	23,132
Interparfums, Inc.	69,800	6,340,632
Medifast, Inc.(x)*	1,745	17,782
Nature’s Sunshine Products, Inc.*	1,864	44,717
Nu Skin Enterprises, Inc., Class A	7,141	51,986
Olaplex Holdings, Inc.(x)*	22,527	45,730
USANA Health Sciences, Inc.*	1,532	26,764
Waldencast plc, Class A*	6,440	6,116

		6,762,314

Tobacco (0.1%)
Turning Point Brands, Inc.	313	27,165
Universal Corp.	3,608	190,142

		217,307

Total Consumer Staples		9,872,127

Energy (19.5%)
Energy Equipment & Services (3.6%)
Atlas Energy Solutions, Inc.(x)	3,256	42,719
Borr Drilling Ltd.(x)*	42,712	246,448
Bristow Group, Inc., Class A	4,266	200,033
Core Laboratories, Inc.(x)	7,031	118,050
DMC Global, Inc.*	2,267	11,811
Expro Group Holdings NV*	12,291	213,986
Flowco Holdings, Inc., Class A	1,393	28,696
Forum Energy Technologies, Inc.*	1,580	92,683
Helix Energy Solutions Group, Inc.*	15,885	157,103
Helmerich & Payne, Inc.	14,822	534,037
Innovex International, Inc.*	5,783	141,047
Liberty Energy, Inc., Class A	24,089	693,763
Mammoth Energy Services, Inc.(x)*	3,693	9,048
Nabors Industries Ltd.*	2,139	184,082
National Energy Services Reunited Corp.*	9,030	193,874
Natural Gas Services Group, Inc.	1,094	41,287
Noble Corp. plc	18,910	927,914
Oceaneering International, Inc.*	1,784	63,278
Oil States International, Inc.*	8,476	98,661
Patterson-UTI Energy, Inc.	52,020	563,376
ProFrac Holding Corp., Class A*	4,135	25,637
ProPetro Holding Corp.*	14,704	211,885
Ranger Energy Services, Inc., Class A	3,201	54,865
RPC, Inc.	13,461	95,304
SEACOR Marine Holdings, Inc.*	3,146	22,525
Seadrill Ltd.*	5,976	271,908
Select Water Solutions, Inc., Class A	13,496	206,489
Subsea 7 SA (ADR)	96,400	2,976,832
TETRA Technologies, Inc.*	19,007	161,940
Tidewater, Inc.*	443	37,013
Transocean Ltd.*	139,155	922,598
Valaris Ltd.*	9,353	916,968
WaterBridge Infrastructure LLC, Class A	198,065	5,306,161

		15,772,021

Oil, Gas & Consumable Fuels (15.9%)
Ardmore Shipping Corp.	5,230	79,757
BKV Corp.*	3,812	108,718
California Resources Corp.	10,995	761,074
Calumet, Inc.*	9,163	328,952
Centrus Energy Corp., Class A(x)*	569	98,773
Clean Energy Fuels Corp.*	26,031	64,557
CNX Resources Corp.(x)*	20,661	796,481
Comstock Resources, Inc.(x)*	3,422	72,136
Core Natural Resources, Inc.	4,994	523,022
Crescent Energy Co., Class A	38,584	520,884
DHT Holdings, Inc.	20,228	369,566
Diversified Energy Co.	9,416	164,215
Dorian LPG Ltd.	5,553	189,913
Encore Energy Corp.(x)*	27,523	49,541
Energy Fuels, Inc.(x)*	25,796	470,777
Epsilon Energy Ltd.	2,749	16,934
Excelerate Energy, Inc., Class A	3,600	120,312
FLEX LNG Ltd.(x)	3,929	116,731
FutureFuel Corp.	4,174	16,070
Gevo, Inc.(x)*	34,471	94,106
Golar LNG Ltd.	14,600	790,006
Granite Ridge Resources, Inc.	8,323	48,856
Green Plains, Inc.*	10,308	169,567
HighPeak Energy, Inc.(x)	3,313	22,860
Infinity Natural Resources, Inc., Class A*	1,963	34,568
International Seaways, Inc.	6,028	439,321
Kinetik Holdings, Inc., Class A(x)	1,908	92,366
Kolibri Global Energy, Inc.(x)*	3,492	19,171
Kosmos Energy Ltd.*	70,980	197,324
Magnolia Oil & Gas Corp., Class A	21,657	683,711
Murphy Oil Corp.	20,287	836,839
NACCO Industries, Inc., Class A	667	34,664
Navigator Holdings Ltd.	4,273	82,597
New Fortress Energy, Inc.(x)*	27,608	16,289
NextNRG, Inc.(x)*	1,956	782
Nordic American Tankers Ltd.	30,474	178,578
Northern Oil & Gas, Inc.	14,393	420,707
Par Pacific Holdings, Inc.*	5,314	332,869
PBF Energy, Inc., Class A	12,571	598,631
Peabody Energy Corp.	18,353	604,731
Permian Basin Royalty Trust	25,900	557,368
Prairie Operating Co.(x)*	4,625	9,389
PrairieSky Royalty Ltd.(x)	91,000	2,106,391
PrimeEnergy Resources Corp.(x)*	61	14,204
REX American Resources Corp.*	3,192	145,459
Riley Exploration Permian, Inc.	1,807	65,865
SandRidge Energy, Inc.	4,673	76,217

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Scorpio Tankers, Inc.	6,771	$505,523
SFL Corp. Ltd.(x)	18,062	194,889
SM Energy Co.	37,389	1,165,789
Summit Midstream Corp.*	1,309	39,584
Talos Energy, Inc.*	19,103	301,063
Teekay Corp. Ltd.	8,026	97,997
Teekay Tankers Ltd., Class A	3,604	264,245
Texas Pacific Land Corp.	111,594	52,958,049
VAALCO Energy, Inc.(x)	13,712	86,934
Vitesse Energy, Inc.(x)	4,319	78,433
W&T Offshore, Inc.	15,329	52,272
World Kinect Corp.	7,113	164,097
XCF Global, Inc., Class A(x)*	4,939	1,805

		69,452,529

Total Energy		85,224,550

Financials (16.2%)
Banks (8.6%)
1st Source Corp.	2,800	193,788
ACNB Corp.	1,607	76,927
Amalgamated Financial Corp.	3,486	135,501
Amerant Bancorp, Inc., Class A	3,245	71,520
Ameris Bancorp	9,806	764,770
Ames National Corp.(x)	1,311	36,996
Arrow Financial Corp.	2,272	76,271
Associated Banc-Corp.	25,548	660,671
Atlantic Union Bankshares Corp.	21,365	763,585
Avidbank Holdings, Inc.*	340	9,690
Axos Financial, Inc.*	6,990	594,779
Banc of California, Inc.	19,166	336,938
BancFirst Corp.	270	29,295
Bank First Corp.	1,294	174,768
Bank of Hawaii Corp.	1,274	94,595
Bank of Marin Bancorp	2,076	53,208
Bank of NT Butterfield & Son Ltd. (The)	6,322	331,779
Bank7 Corp.	682	27,198
BankUnited, Inc.	10,882	491,431
Bankwell Financial Group, Inc.	977	47,404
Banner Corp.	4,914	298,182
Bar Harbor Bankshares	2,430	78,854
BayCom Corp.	1,683	50,027
BCB Bancorp, Inc.	2,350	21,103
Beacon Financial Corp.	12,068	362,040
Blue Foundry Bancorp*	2,772	36,701
Blue Ridge Bankshares, Inc.	9,584	40,253
Bridgewater Bancshares, Inc.*	1,668	29,524
Burke & Herbert Financial Services Corp.	2,016	125,577
Business First Bancshares, Inc.	4,772	129,035
BV Financial, Inc.*	1,269	24,289
Byline Bancorp, Inc.	4,718	148,947
C&F Financial Corp.	483	35,230
California Bancorp	2,943	52,150
Camden National Corp.	2,508	119,005
Capital Bancorp, Inc.	1,432	42,588
Capital City Bank Group, Inc.	2,088	90,744
Capitol Federal Financial, Inc.	18,120	129,196
Carter Bankshares, Inc.*	2,749	64,107
Cathay General Bancorp	9,547	476,013
CB Financial Services, Inc.(x)	658	22,490
Central Pacific Financial Corp.	3,733	119,307
CF Bankshares, Inc.	772	21,547
Chain Bridge Bancorp, Inc., Class A*	347	12,110
Chemung Financial Corp.	589	31,700
ChoiceOne Financial Services, Inc.	2,174	61,133
Citizens & Northern Corp.(x)	2,436	54,420
Citizens Community Bancorp, Inc.	1,470	29,106
Citizens Financial Services, Inc.	726	44,395
City Holding Co.	766	91,552
Civista Bancshares, Inc.	3,068	69,920
CNB Financial Corp.	4,407	127,627
CoastalSouth Bancshares, Inc.(x)	1,213	29,828
Colony Bankcorp, Inc.	3,066	61,228
Columbia Financial, Inc.*	3,751	65,680
Commercial Bancgroup, Inc.	876	22,794
Community Financial System, Inc.	6,149	360,639
Community Trust Bancorp, Inc.	2,381	144,574
Community West Bancshares	2,103	49,000
ConnectOne Bancorp, Inc.	5,348	143,166
Customers Bancorp, Inc.*	4,314	299,435
CVB Financial Corp.	19,305	374,324
Dime Community Bancshares, Inc.	4,854	164,162
Eagle Bancorp Montana, Inc.	1,135	23,358
Eagle Bancorp, Inc.	3,370	83,812
Eagle Financial Services, Inc.	564	19,729
Eastern Bankshares, Inc.	32,628	638,204
ECB Bancorp, Inc.(x)*	959	16,044
Enterprise Financial Services Corp.	5,583	302,096
Equity Bancshares, Inc., Class A	2,539	112,757
Farmers & Merchants Bancorp, Inc.	2,151	55,216
Farmers National Banc Corp.	8,271	108,846
FB Bancorp, Inc.(x)*	2,315	31,808
FB Financial Corp.	6,673	346,596
Fidelity D&D Bancorp, Inc.	746	32,287
Financial Institutions, Inc.	2,987	94,718
Finward Bancorp	503	18,259
Finwise Bancorp*	552	8,755
First Bancorp (Nasdaq Stock Exchange)	6,047	340,748
First Bancorp (New York Stock Exchange)	10,677	228,061
First Bancorp, Inc. (The)	1,802	50,510
First Bank	3,167	50,672
First Busey Corp.	12,690	320,676
First Business Financial Services, Inc.	1,186	63,961
First Capital, Inc.	507	25,162
First Commonwealth Financial Corp.	15,465	271,875
First Community Bankshares, Inc.	2,479	102,928
First Community Corp.	742	21,689
First Financial Bancorp	15,571	434,119
First Financial Corp.	1,543	97,518
First Foundation, Inc.*	9,873	58,251
First Internet Bancorp	734	14,959
First Interstate BancSystem, Inc., Class A	13,162	439,611
First Merchants Corp.	8,994	348,338
First Mid Bancshares, Inc.	3,322	136,833
First National Corp.	1,033	27,808
First United Corp.	950	34,808
First Western Financial, Inc.*	923	22,687
Firstsun Capital Bancorp(x)*	1,913	69,748
Five Star Bancorp	952	35,909
Flagstar Bank NA	45,552	599,920
Flushing Financial Corp.	4,815	73,958
Franklin Financial Services Corp.	625	31,925
FS Bancorp, Inc.	1,116	43,066
Fulton Financial Corp.	26,534	539,702
FVCBankcorp, Inc.	2,365	35,924
GBank Financial Holdings, Inc.(x)*	1,217	32,567
German American Bancorp, Inc.	5,366	224,245
Glacier Bancorp, Inc.	15,458	690,509
Great Southern Bancorp, Inc.	1,264	79,796
Greene County Bancorp, Inc.	343	7,687
Hancock Whitney Corp.	12,712	808,356

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Hanmi Financial Corp.	4,425	$116,643
Hanover Bancorp, Inc.	536	11,572
Hawthorn Bancshares, Inc.	889	29,950
HBT Financial, Inc.	1,852	49,485
Heritage Commerce Corp.	8,989	112,183
Heritage Financial Corp.	5,141	133,666
Hilltop Holdings, Inc.	6,680	239,278
Hingham Institution For Savings (The)(x)	226	64,600
Home Bancorp, Inc.	1,066	64,578
Home BancShares, Inc.	28,410	765,081
HomeTrust Bancshares, Inc.	2,379	101,464
Hope Bancorp, Inc.	17,598	196,570
Horizon Bancorp, Inc.	7,135	118,227
Independent Bank Corp.	3,005	100,067
Independent Bank Corp./MA	7,461	561,142
International Bancshares Corp.	7,382	496,735
Investar Holding Corp.	1,977	53,913
John Marshall Bancorp, Inc.	1,937	39,282
Kearny Financial Corp.	8,894	67,150
Lakeland Financial Corp.	1,616	92,726
Landmark Bancorp, Inc.(x)	703	17,434
LCNB Corp.	1,923	29,980
LINKBANCORP, Inc.	3,194	26,638
Live Oak Bancshares, Inc.	3,046	100,731
MainStreet Bancshares, Inc.(x)	952	21,134
Mechanics Bancorp(x)	7,266	107,173
Mercantile Bank Corp.	2,536	128,068
Meridian Corp.	1,141	21,633
Metrocity Bankshares, Inc.	1,261	36,153
Metropolitan Bank Holding Corp.	1,039	86,538
Mid Penn Bancorp, Inc.	2,950	94,872
Midland States Bancorp, Inc.	2,982	66,528
MVB Financial Corp.	1,675	41,590
National Bank Holdings Corp., Class A	5,446	213,265
National Bankshares, Inc.	962	35,026
NB Bancorp, Inc.	5,959	125,556
NBT Bancorp, Inc.	7,185	305,937
Nicolet Bankshares, Inc.	2,205	327,707
Northeast Bank	446	50,117
Northeast Community Bancorp, Inc.	1,876	44,649
Northfield Bancorp, Inc.	4,779	64,708
Northpointe Bancshares, Inc.	3,075	53,074
Northrim Bancorp, Inc.	1,606	36,745
Northwest Bancshares, Inc.	21,724	275,678
Norwood Financial Corp.	1,375	40,453
Oak Valley Bancorp	978	31,717
OceanFirst Financial Corp.	8,469	152,781
OFG Bancorp	6,291	254,534
Ohio Valley Banc Corp.	591	25,921
Old National Bancorp	46,456	1,026,678
Old Second Bancorp, Inc.	7,619	153,599
OP Bancorp	1,671	22,224
Orange County Bancorp, Inc.	1,305	41,734
Origin Bancorp, Inc.	4,231	175,417
Orrstown Financial Services, Inc.	2,826	101,962
Park National Corp.	2,225	363,676
Parke Bancorp, Inc.	1,575	44,730
PCB Bancorp	1,636	36,794
Peapack-Gladstone Financial Corp.	1,444	50,843
Peoples Bancorp of North Carolina, Inc.	706	27,647
Peoples Bancorp, Inc.	5,256	172,765
Peoples Financial Services Corp.	1,209	64,476
Pioneer Bancorp, Inc.*	1,697	23,622
Plumas Bancorp	961	46,916
Ponce Financial Group, Inc.*	3,122	52,169
Preferred Bank	1,227	111,277
Primis Financial Corp.	3,294	43,744
Princeton Bancorp, Inc.	881	29,751
Provident Financial Services, Inc.	15,728	332,804
QCR Holdings, Inc.	2,464	210,549
RBB Bancorp	2,433	51,993
Red River Bancshares, Inc.	764	69,096
Renasant Corp.	13,854	500,545
Republic Bancorp, Inc., Class A	1,264	89,175
Rhinebeck Bancorp, Inc.*	632	9,745
Richmond Mutual Bancorp, Inc.	1,126	15,280
Riverview Bancorp, Inc.	2,942	16,181
S&T Bancorp, Inc.	5,376	224,878
SB Financial Group, Inc.	884	18,564
Seacoast Banking Corp. of Florida	14,560	441,022
Shore Bancshares, Inc.	3,916	73,151
Sierra Bancorp	1,884	63,905
Simmons First National Corp., Class A	21,525	418,661
SmartFinancial, Inc.	1,892	73,939
Sound Financial Bancorp, Inc.	264	11,539
South Plains Financial, Inc.	1,871	78,395
Southern First Bancshares, Inc.*	1,229	66,981
Southern Missouri Bancorp, Inc.	1,334	85,296
Southside Bancshares, Inc.	4,277	132,972
SR Bancorp, Inc.(x)	907	15,310
Stellar Bancorp, Inc.	6,978	255,465
Sterling Bancorp, Inc.(r)*	3,185	—
Stock Yards Bancorp, Inc.	217	14,385
Texas Capital Bancshares, Inc.*	5,768	547,268
Third Coast Bancshares, Inc.*	1,963	74,260
Timberland Bancorp, Inc.	1,167	46,015
Tompkins Financial Corp.	2,048	161,464
Towne Bank	12,956	436,229
TriCo Bancshares	4,571	217,305
Triumph Financial, Inc.*	1,847	110,192
TrustCo Bank Corp.	2,421	105,991
Trustmark Corp.	8,260	348,076
UMB Financial Corp.	9,987	1,126,434
United Bankshares, Inc.	20,956	867,998
United Community Banks, Inc.	17,883	563,136
United Security Bancshares	1,989	20,904
Unity Bancorp, Inc.	599	31,046
Univest Financial Corp.	4,270	146,290
USCB Financial Holdings, Inc.	1,203	22,304
Valley National Bancorp	55,368	679,919
Virginia National Bankshares Corp.	653	24,945
WaFd, Inc.	11,125	349,325
Washington Trust Bancorp, Inc.	2,836	94,893
WesBanco, Inc.	13,480	464,925
West Bancorp, Inc.	2,044	48,627
Westamerica Bancorp	3,557	185,498
Western New England Bancorp, Inc.	2,606	33,696
WSFS Financial Corp.	7,839	513,141

		37,292,215

Capital Markets (3.0%)
AlTi Global, Inc.(x)*	6,465	23,403
Artisan Partners Asset Management, Inc., Class A	4,248	154,585
Associated Capital Group, Inc., Class A‡	46,500	1,827,450
Bakkt, Inc., Class A(x)*	102,054	751,117
Cohen & Steers, Inc.	378	23,644
Diamond Hill Investment Group, Inc.	316	54,384
DigitalBridge Group, Inc.	26,567	409,663
Donnelley Financial Solutions, Inc.*	1,080	50,911
Fairfax India Holdings Corp.(m)(x)*	5,000	80,250
Federated Hermes, Inc., Class B	5,400	306,234

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Galaxy Digital, Inc., Class A(x)*	25,000	$461,250
GAMCO Investors, Inc., Class A	31,900	765,600
GCM Grosvenor, Inc., Class A	959	9,398
Innventure, Inc.(x)*	6,706	26,220
Marex Group plc	2,600	115,908
MarketWise, Inc.	365	6,833
Miami International Holdings, Inc.*	182,946	7,120,258
Onex Corp.(x)	1,000	72,820
Open Lending Corp.*	15,919	19,899
OTC Markets Group, Inc., Class A	100	5,353
Siebert Financial Corp.(x)*	2,299	4,414
Silvercrest Asset Management Group, Inc., Class A	1,142	15,348
Urbana Corp.(x)	20,600	142,309
Urbana Corp. (Non-Voting)(x)	25,800	160,427
Virtus Investment Partners, Inc.	962	129,245
Wealthfront Corp.*	1,614	14,930
Webull Corp.(x)*	36,120	173,376
Westwood Holdings Group, Inc.	1,116	18,381

		12,943,610

Consumer Finance (0.4%)
Atlanticus Holdings Corp.*	753	39,510
Bread Financial Holdings, Inc.	5,575	417,512
Consumer Portfolio Services, Inc.*	1,457	11,263
Encore Capital Group, Inc.*	3,278	229,853
Green Dot Corp., Class A*	8,102	90,904
Jefferson Capital, Inc.(x)	2,244	43,152
LendingClub Corp.*	17,234	246,791
LendingTree, Inc.*	147	6,303
Medallion Financial Corp.	2,861	24,490
Navient Corp.	10,111	82,708
Nelnet, Inc., Class A	1,946	250,956
Oportun Financial Corp.*	6,244	28,785
PRA Group, Inc.*	5,815	101,763
PROG Holdings, Inc.	5,958	170,935
Regional Management Corp.	1,186	38,249
Vroom, Inc.*	208	2,768
World Acceptance Corp.(x)*	348	46,994

		1,832,936

Financial Services (1.3%)
Acacia Research Corp.(x)*	5,621	27,037
Alerus Financial Corp.	3,487	82,677
Banco Latinoamericano de Comercio Exterior SA, Class E	4,238	216,477
Better Home & Finance Holding Co.(x)*	850	30,277
Burford Capital Ltd.	13,953	63,068
Cannae Holdings, Inc.	6,103	69,391
Cass Information Systems, Inc.	259	11,401
Compass Diversified Holdings	10,113	79,488
Enact Holdings, Inc.	4,302	175,565
Essent Group Ltd.	13,960	815,822
Federal Agricultural Mortgage Corp., Class C	144	21,362
Finance of America Cos., Inc., Class A(x)*	706	11,720
Flywire Corp.*	1,835	21,359
HA Sustainable Infrastructure Capital, Inc.(x)	18,714	687,740
Jackson Financial, Inc., Class A	9,890	1,045,571
loanDepot, Inc., Class A(x)*	15,151	21,514
Marqeta, Inc., Class A*	29,267	119,409
Merchants Bancorp(x)	3,915	167,993
NewtekOne, Inc.	3,682	40,318
NMI Holdings, Inc., Class A*	11,675	437,929
Onity Group, Inc.*	1,081	42,451
Pagseguro Digital Ltd., Class A	10,409	104,298
Paysafe Ltd.(x)*	4,852	33,042
PennyMac Financial Services, Inc.	4,387	383,424
Radian Group, Inc.	20,373	673,939
Repay Holdings Corp., Class A*	10,942	28,449
Security National Financial Corp., Class A*	2,495	23,653
Sezzle, Inc.(x)*	220	13,924
SWK Holdings Corp.(x)	665	11,312
Velocity Financial, Inc.*	1,805	32,652
Walker & Dunlop, Inc.	4,927	218,660
Waterstone Financial, Inc.	2,242	40,423

		5,752,345

Insurance (2.1%)
Abacus Global Management, Inc.(x)	4,244	33,443
American Coastal Insurance Corp.	2,090	23,513
American Integrity Insurance Group, Inc.	1,179	22,731
AMERISAFE, Inc.	1,348	44,929
Ategrity Specialty Holdings LLC*	865	17,101
Citizens, Inc., Class A(x)*	7,439	37,418
CNO Financial Group, Inc.	14,130	580,178
Donegal Group, Inc., Class A	2,704	46,455
eHealth, Inc.*	4,484	5,784
Employers Holdings, Inc.	2,828	116,344
Exzeo Group, Inc.*	635	9,315
F&G Annuities & Life, Inc.	5,204	131,765
Fidelis Insurance Holdings Ltd.	8,579	163,945
Genworth Financial, Inc., Class A*	58,054	471,399
GoHealth, Inc., Class A(x)*	670	1,012
Goosehead Insurance, Inc., Class A*	721	30,758
Greenlight Capital Re Ltd., Class A*	4,099	70,872
Hamilton Insurance Group Ltd., Class B	6,671	198,996
Heritage Insurance Holdings, Inc.*	879	23,074
Hippo Holdings, Inc.*	1,279	33,331
Horace Mann Educators Corp.	6,107	260,647
Investors Title Co.	177	38,469
James River Group Holdings, Inc.	5,871	36,987
Kestrel Group Ltd.(x)	149	1,609
Kingstone Cos., Inc.	162	2,360
MBIA, Inc.(x)*	6,944	41,039
Mercury General Corp.	4,089	360,445
NI Holdings, Inc.*	873	11,253
Octave Specialty Group, Inc.*	5,603	26,054
ProAssurance Corp.*	7,650	189,108
Safety Insurance Group, Inc.	2,259	164,094
Selective Insurance Group, Inc.	1,162	87,603
Selectquote, Inc.*	7,163	4,509
SiriusPoint Ltd.*	11,821	254,624
Slide Insurance Holdings, Inc.(x)*	6,629	119,322
Stewart Information Services Corp.	4,556	280,558
Tiptree, Inc., Class A	2,651	44,855
United Fire Group, Inc.	3,243	120,186
Universal Insurance Holdings, Inc.	3,015	102,992
White Mountains Insurance Group Ltd.	2,300	5,053,008

		9,262,085

Mortgage Real Estate Investment Trusts (REITs) (0.8%)
ACRES Commercial Realty Corp. (REIT)(x)*	974	18,818
Adamas Trust, Inc. (REIT)	13,308	97,947
Angel Oak Mortgage REIT, Inc. (REIT)	1,193	9,806
Apollo Commercial Real Estate Finance, Inc. (REIT)(x)	10,512	111,007
Arbor Realty Trust, Inc. (REIT)(x)	28,020	216,034
Ares Commercial Real Estate Corp. (REIT)(x)	8,387	40,258

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
ARMOUR Residential REIT, Inc. (REIT)(x)	16,939	$282,542
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	23,903	457,742
BrightSpire Capital, Inc. (REIT), Class A(x)	19,900	111,440
Chicago Atlantic Real Estate Finance, Inc. (REIT)	2,856	32,330
Chimera Investment Corp. (REIT)	12,247	153,700
Claros Mortgage Trust, Inc. (REIT)*	13,433	31,971
Dynex Capital, Inc. (REIT)	29,966	382,366
Ellington Financial, Inc. (REIT)(x)	17,935	212,530
Franklin BSP Realty Trust, Inc. (REIT)(x)	12,214	103,697
Invesco Mortgage Capital, Inc. (REIT)(x)	11,842	95,683
KKR Real Estate Finance Trust, Inc. (REIT)	7,799	47,730
Ladder Capital Corp. (REIT)	16,972	165,816
Lument Finance Trust, Inc. (REIT)(x)	7,058	8,893
MFA Financial, Inc. (REIT)	15,408	147,609
Nexpoint Real Estate Finance, Inc. (REIT)	1,397	18,818
Orchid Island Capital, Inc. (REIT)(x)	27,810	195,504
PennyMac Mortgage Investment Trust (REIT)	12,950	150,997
Ready Capital Corp. (REIT)(x)	21,156	34,273
Redwood Trust, Inc. (REIT)(x)	19,115	107,235
Rithm Property Trust, Inc. (REIT)(x)	1,014	13,577
Seven Hills Realty Trust (REIT)(x)	3,304	27,159
Sunrise Realty Trust, Inc. (REIT)(x)	1,623	12,448
TPG Mortgage Investment Trust, Inc. (REIT)	4,699	34,350
TPG RE Finance Trust, Inc. (REIT)	10,443	81,560
Two Harbors Investment Corp. (REIT)	7,627	87,100

		3,490,940

Total Financials		70,574,131

Health Care (5.4%)
Biotechnology (3.0%)
4D Molecular Therapeutics, Inc.*	6,484	60,366
Abeona Therapeutics, Inc.(x)*	485	2,173
Absci Corp.(x)*	5,457	16,371
Agios Pharmaceuticals, Inc.*	8,431	285,221
Akebia Therapeutics, Inc.*	34,049	47,328
Aktis Oncology, Inc.(x)*	1,458	26,084
Aldeyra Therapeutics, Inc.*	2,162	3,654
Alector, Inc.*	12,329	26,507
Alkermes plc*	6,112	216,120
Allogene Therapeutics, Inc.*	23,989	58,533
Anika Therapeutics, Inc.*	1,919	27,825
Annexon, Inc.*	19,691	109,088
Arbutus Biopharma Corp.*	1,625	7,312
Arcturus Therapeutics Holdings, Inc.(x)*	2,488	19,207
Arcus Biosciences, Inc.*	3,301	71,302
Atrium Therapeutics, Inc.*	138	1,845
aTyr Pharma, Inc.(x)*	1,109	865
Aura Biosciences, Inc.(x)*	4,547	30,419
Bicara Therapeutics, Inc.*	4,462	88,749
BioCryst Pharmaceuticals, Inc.*	3,610	34,367
Candel Therapeutics, Inc.(x)*	1,214	5,949
Cardiff Oncology, Inc.(x)*	5,879	9,524
Cartesian Therapeutics, Inc.(x)*	1,175	7,226
Celcuity, Inc.*	279	31,845
Celldex Therapeutics, Inc.*	9,783	310,317
Cogent Biosciences, Inc.*	1,246	47,959
Coherus Oncology, Inc.(x)*	11,956	20,206
Compass Therapeutics, Inc.*	8,889	47,023
CRISPR Therapeutics AG(x)*	13,669	650,234
Cullinan Therapeutics, Inc.*	8,050	114,390
Cytokinetics, Inc.*	15,937	1,050,408
Day One Biopharmaceuticals, Inc.*	11,147	238,992
Denali Therapeutics, Inc.*	20,061	385,171
Design Therapeutics, Inc.*	3,777	40,187
Dianthus Therapeutics, Inc.*	4,902	411,376
Dyne Therapeutics, Inc.*	13,562	245,879
Editas Medicine, Inc.(x)*	14,501	35,817
Eledon Pharmaceuticals, Inc.(x)*	10,377	31,961
Emergent BioSolutions, Inc.*	7,852	65,172
Enanta Pharmaceuticals, Inc.*	4,095	51,720
Entrada Therapeutics, Inc.*	4,212	53,155
Erasca, Inc.*	28,431	460,014
Evommune, Inc.(x)*	676	15,541
Fate Therapeutics, Inc.*	17,774	21,329
Fennec Pharmaceuticals, Inc.(x)*	2,970	18,265
Foghorn Therapeutics, Inc.*	1,449	6,926
GRAIL, Inc.*	5,267	272,199
Heron Therapeutics, Inc.(x)*	21,678	17,345
Humacyte, Inc.(x)*	17,729	10,756
Ideaya Biosciences, Inc.*	12,649	421,465
ImmunityBio, Inc.(x)*	7,918	60,731
Inhibikase Therapeutics, Inc.(x)*	14,664	24,636
Inhibrx Biosciences, Inc.*	1,348	90,626
Intellia Therapeutics, Inc.*	16,610	212,940
Iovance Biotherapeutics, Inc.(x)*	50,361	176,767
Ironwood Pharmaceuticals, Inc., Class A*	2,561	8,989
Jade Biosciences, Inc.(x)	4,698	66,007
Janux Therapeutics, Inc.*	4,461	62,008
Keros Therapeutics, Inc.*	4,467	49,316
Kodiak Sciences, Inc.*	5,668	216,064
Korro Bio, Inc.(x)*	940	10,641
Kura Oncology, Inc.*	11,846	96,308
Larimar Therapeutics, Inc.*	7,063	31,783
Lexeo Therapeutics, Inc.*	9,831	56,430
MapLight Therapeutics, Inc.*	1,336	27,161
MeiraGTx Holdings plc(x)*	1,774	15,363
Monte Rosa Therapeutics, Inc.*	9,056	148,971
Myriad Genetics, Inc.*	13,602	61,209
Neurogene, Inc.(x)*	1,663	33,526
Nkarta, Inc.*	7,802	16,462
Novavax, Inc.(x)*	4,019	32,715
Nurix Therapeutics, Inc.*	15,184	235,352
Olema Pharmaceuticals, Inc.(x)*	10,448	155,780
ORIC Pharmaceuticals, Inc.*	7,035	89,133
Oruka Therapeutics, Inc.*	5,774	283,215
Palvella Therapeutics, Inc.*	86	10,720
Perspective Therapeutics, Inc.*	9,361	39,035
Praxis Precision Medicines, Inc.*	3,556	1,145,708
Precigen, Inc.*	1,878	7,268
Prime Medicine, Inc.(x)*	15,233	53,011
Protara Therapeutics, Inc.*	7,712	40,180
Prothena Corp. plc*	5,913	57,474
PTC Therapeutics, Inc.*	2,203	150,090
Puma Biotechnology, Inc.*	6,702	42,826
REGENXBIO, Inc.*	7,006	58,710
Relay Therapeutics, Inc.*	21,070	209,646
Replimune Group, Inc.*	10,649	81,465
Rezolute, Inc.*	1,388	4,233
Rocket Pharmaceuticals, Inc.(x)*	10,631	38,059
Sana Biotechnology, Inc.(x)*	22,170	63,850
Scholar Rock Holding Corp.*	1,079	53,044
Solid Biosciences, Inc.*	8,993	64,750
Spyre Therapeutics, Inc.*	3,395	171,244

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Syndax Pharmaceuticals, Inc.*	910	$21,258
Tango Therapeutics, Inc.(x)*	16,630	347,900
Tectonic Therapeutic, Inc.(x)*	1,430	44,201
Tevogen Bio Holdings, Inc.(x)*	47	212
Tonix Pharmaceuticals Holding Corp.(x)*	2,106	28,958
Travere Therapeutics, Inc.*	803	23,857
TriSalus Life Sciences, Inc.(x)*	3,196	12,784
Tyra Biosciences, Inc.*	3,885	148,796
Upstream Bio, Inc.(x)*	4,857	43,713
UroGen Pharma Ltd.*	1,147	20,623
Vanda Pharmaceuticals, Inc.*	8,303	57,374
Vaxcyte, Inc.*	18,598	1,080,730
Verastem, Inc.*	4,295	22,764
Vir Biotechnology, Inc.*	13,946	124,956
Viridian Therapeutics, Inc.*	2,504	48,978
Voyager Therapeutics, Inc.*	6,775	26,151
Xencor, Inc.*	10,501	126,642
XOMA Royalty Corp.(x)*	466	14,618
Zenas Biopharma, Inc.(x)*	3,515	68,718

		13,048,366

Health Care Equipment & Supplies (0.6%)
Acme United Corp.(x)	508	22,814
AngioDynamics, Inc.*	4,446	50,551
Artivion, Inc.*	1,229	45,006
Avanos Medical, Inc.(x)*	6,619	92,732
Beta Bionics, Inc.(x)*	676	6,773
CapsoVision, Inc.(x)*	1,220	8,894
Carlsmed, Inc.(x)*	413	3,738
CONMED Corp.	4,653	164,530
Embecta Corp.(x)	7,813	69,067
Enovis Corp.*	8,535	194,171
ICU Medical, Inc.*	902	116,493
Inogen, Inc.*	3,903	24,121
Integra LifeSciences Holdings Corp.*	9,954	93,767
Kestra Medical Technologies Ltd.(x)*	452	9,008
LivaNova plc*	8,162	518,777
Lucid Diagnostics, Inc.(x)*	6,869	7,899
Merit Medical Systems, Inc.*	640	44,115
Neogen Corp.*	32,726	304,024
Omnicell, Inc.*	6,684	223,112
OraSure Technologies, Inc.*	9,840	29,520
Orthofix Medical, Inc.*	5,765	66,125
OrthoPediatrics Corp.*	1,788	28,376
Outset Medical, Inc.(x)*	1,706	6,551
QuidelOrtho Corp.*	5,762	94,670
Shoulder Innovations, Inc.(x)*	381	5,536
STAAR Surgical Co.*	687	12,847
Strive, Inc., Class A(x)*	6,499	65,120
Tactile Systems Technology, Inc.*	3,330	87,013
Utah Medical Products, Inc.	385	23,866
Varex Imaging Corp.*	6,302	66,864

		2,486,080

Health Care Providers & Services (0.6%)
Accendra Health, Inc.*	12,110	27,611
AdaptHealth Corp., Class A*	15,268	181,689
Addus HomeCare Corp.*	1,384	129,612
AirSculpt Technologies, Inc.(x)*	1,145	3,240
AMN Healthcare Services, Inc.*	5,728	105,052
Ardent Health, Inc.*	3,435	29,404
Aveanna Healthcare Holdings, Inc.*	2,386	15,366
Brookdale Senior Living, Inc.*	3,991	54,597
Castle Biosciences, Inc.*	4,313	105,884
Community Health Systems, Inc.(x)*	6,914	20,327
Concentra Group Holdings Parent, Inc.	964	20,678
Cross Country Healthcare, Inc.(x)*	4,810	45,214
DocGo, Inc.(x)*	14,730	9,267
Enhabit, Inc.*	7,404	104,322
Fulgent Genetics, Inc.*	3,079	48,956
Innovage Holding Corp.*	1,749	14,027
LifeStance Health Group, Inc.*	11,004	70,095
Lumexa Imaging Holdings, Inc.(x)*	2,963	25,482
Nano-X Imaging Ltd.(x)*	7,749	17,590
National HealthCare Corp.	1,897	302,951
NeoGenomics, Inc.*	17,433	129,353
Omada Health, Inc.(x)*	1,893	23,795
OPKO Health, Inc.(x)*	62,261	70,978
PACS Group, Inc.*	483	15,514
Pediatrix Medical Group, Inc.*	12,799	273,771
RadNet, Inc.*	1,950	108,985
SBC Medical Group Holdings, Inc.(x)*	1,379	5,764
Select Medical Holdings Corp.	16,145	263,002
Sonida Senior Living, Inc.*	314	10,126
Strata Critical Medical, Inc.(x)*	10,428	43,589
Surgery Partners, Inc.*	11,525	137,378
US Physical Therapy, Inc.	895	67,089

		2,480,708

Health Care Technology (0.1%)
Definitive Healthcare Corp., Class A*	6,049	7,440
Evolent Health, Inc., Class A*	12,137	27,672
Health Catalyst, Inc.(x)*	10,673	13,555
HealthStream, Inc.	1,999	41,399
HeartFlow, Inc.(x)*	1,394	33,916
LifeMD, Inc.(x)*	2,005	7,238
Teladoc Health, Inc.(x)*	21,712	118,331
Waystar Holding Corp.*	2,538	61,191

		310,742

Life Sciences Tools & Services (0.2%)
10X Genomics, Inc., Class A*	12,445	264,207
Azenta, Inc.*	6,088	128,639
Codexis, Inc.*	3,238	5,278
CryoPort, Inc.*	5,485	45,416
Cytek Biosciences, Inc.(x)*	17,633	77,056
Fortrea Holdings, Inc.*	13,956	131,466
Ginkgo Bioworks Holdings, Inc., Class A(x)*	5,886	36,081
Lifecore Biomedical, Inc.(x)*	1,428	5,312
Maravai LifeSciences Holdings, Inc., Class A(x)*	16,826	47,618
MaxCyte, Inc.*	17,325	12,171
OmniAb, Inc.*	13,791	21,652
Pacific Biosciences of California, Inc.(x)*	40,666	53,679
Personalis, Inc.(x)*	7,597	48,393
Quanterix Corp.*	5,844	20,571
Quantum-Si, Inc.(x)*	25,287	19,572
Standard BioTools, Inc.*	43,646	40,124

		957,235

Pharmaceuticals (0.9%)
Aardvark Therapeutics, Inc.(x)*	823	3,103
Aclaris Therapeutics, Inc.*	13,682	51,308
Alumis, Inc.*	10,266	226,160
Amneal Pharmaceuticals, Inc.*	2,969	36,905
Amphastar Pharmaceuticals, Inc.*	4,999	97,930
Amylyx Pharmaceuticals, Inc.*	3,104	43,146
Aquestive Therapeutics, Inc.(x)*	10,002	41,508
Arvinas, Inc.*	7,516	79,670
Atea Pharmaceuticals, Inc.*	10,228	55,027
BioAge Labs, Inc.*	4,521	79,072
Biote Corp., Class A(x)*	2,864	3,866
Definium Therapeutics, Inc.*	10,126	191,381

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Esperion Therapeutics, Inc.*	23,754	$65,086
EyePoint, Inc.*	11,584	149,318
Fulcrum Therapeutics, Inc.*	8,254	63,308
Indivior Pharmaceuticals, Inc.*	2,675	81,534
Innoviva, Inc.*	1,372	31,968
LB Pharmaceuticals, Inc.(x)*	1,353	33,365
Ligand Pharmaceuticals, Inc.*	2,567	512,502
Maze Therapeutics, Inc.(x)*	3,691	110,176
MBX Biosciences, Inc.(x)*	4,258	127,101
Nuvation Bio, Inc.*	33,197	142,415
Omeros Corp.(x)*	1,145	12,091
Pacira BioSciences, Inc.*	5,579	126,085
Phathom Pharmaceuticals, Inc.(x)*	5,084	56,483
Prestige Consumer Healthcare, Inc.*	5,874	348,152
Rapport Therapeutics, Inc.(x)*	4,373	136,831
Septerna, Inc.(x)*	3,238	77,809
SIGA Technologies, Inc.	1,057	5,655
Supernus Pharmaceuticals, Inc.*	7,572	391,397
Terns Pharmaceuticals, Inc.*	14,352	756,637
Theravance Biopharma, Inc.*	1,048	17,009
Third Harmonic Bio, Inc.(r)*	4,365	—
Tvardi Therapeutics, Inc.(x)*	645	2,051
WaVe Life Sciences Ltd.*	2,339	16,958

		4,173,007

Total Health Care		23,456,138

Industrials (15.1%)
Aerospace & Defense (0.5%)
AAR Corp.*	4,409	482,609
AerSale Corp.*	5,383	33,482
AIRO Group Holdings, Inc.(x)*	747	5,681
Astronics Corp.*	420	28,027
Beta Technologies, Inc., Class A(x)*	1,854	27,254
Ducommun, Inc.*	2,066	252,052
Firefly Aerospace, Inc.(x)*	1,282	36,499
Intuitive Machines, Inc.(x)*	15,679	291,002
Mercury Systems, Inc.*	6,276	457,583
National Presto Industries, Inc.	774	106,084
Park Aerospace Corp.	1,266	34,663
Satellogic, Inc., Class A(x)*	2,647	14,400
V2X, Inc.*	3,671	251,463
Voyager Technologies, Inc., Class A(x)*	2,043	47,786
VSE Corp.	557	102,711
York Space Systems, Inc.*	1,017	22,547

		2,193,843

Air Freight & Logistics (0.1%)
Forward Air Corp.(x)*	2,046	34,189
Hub Group, Inc., Class A	8,964	323,063
Radiant Logistics, Inc.*	4,987	35,158

		392,410

Building Products (0.5%)
American Woodmark Corp.*	2,143	85,356
Apogee Enterprises, Inc.	3,153	105,751
Gibraltar Industries, Inc.*	4,456	177,661
Insteel Industries, Inc.	1,254	42,147
Janus International Group, Inc.*	12,737	65,595
JELD-WEN Holding, Inc.*	13,575	16,833
Masterbrand, Inc.(x)*	18,951	157,483
Quanex Building Products Corp.	6,861	123,292
Resideo Technologies, Inc.*	19,354	652,423
UFP Industries, Inc.	8,264	761,280

		2,187,821

Commercial Services & Supplies (2.9%)
ABM Industries, Inc.	9,017	347,335
ACCO Brands Corp.	12,910	38,730
BrightView Holdings, Inc.*	10,726	126,460
Cimpress plc*	2,026	147,898
Civeo Corp.*	175,600	4,646,376
CoreCivic, Inc.*	13,103	247,778
Deluxe Corp.	6,670	183,692
Ennis, Inc.	3,396	72,742
Enviri Corp.*	11,415	223,962
Healthcare Services Group, Inc.*	5,808	107,738
HNI Corp.	6,210	207,352
Interface, Inc., Class A	7,668	191,087
MillerKnoll, Inc.	10,291	148,808
Mobile Infrastructure Corp., Class A(x)*	2,196	4,919
Montrose Environmental Group, Inc.*	4,946	108,268
NL Industries, Inc.	1,271	7,410
OPENLANE, Inc.*	69,589	2,028,519
Perma-Fix Environmental Services, Inc.(x)*	2,322	24,822
Pitney Bowes, Inc.	11,716	129,462
Quad/Graphics, Inc.	1,323	8,745
RB Global, Inc.	30,600	2,933,010
UniFirst Corp.	2,195	552,240
Vestis Corp.*	13,735	107,957
Virco Mfg. Corp.(x)	1,770	10,832

		12,606,142

Construction & Engineering (0.7%)
Ameresco, Inc., Class A*	4,830	123,165
Arcosa, Inc.	5,234	555,537
Bowman Consulting Group Ltd., Class A*	57	1,621
Cardinal Infrastructure Group, Inc., Class A*	835	33,112
Centuri Holdings, Inc.*	400	11,684
Concrete Pumping Holdings, Inc.*	3,274	23,376
Fluor Corp.*	24,137	1,125,991
Granite Construction, Inc.(x)	911	109,211
Great Lakes Dredge & Dock Corp.*	9,995	169,915
Legence Corp., Class A(x)*	2,425	136,915
Matrix Service Co.*	2,998	34,417
NWPX Infrastructure, Inc.*	1,415	110,172
Orion Group Holdings, Inc.*	4,645	50,631
Primoris Services Corp.	526	75,239
Southland Holdings, Inc.(x)*	1,774	2,306
Tutor Perini Corp.	6,686	516,092

		3,079,384

Electrical Equipment (0.8%)
Allient, Inc.	2,021	119,421
Array Technologies, Inc.(x)*	17,854	129,084
Atkore, Inc.	5,043	297,083
EnerSys	5,202	903,691
Fluence Energy, Inc., Class A*	2,054	28,263
Hyliion Holdings Corp.(x)*	18,673	32,865
LSI Industries, Inc.	932	17,335
NANO Nuclear Energy, Inc.(x)*	385	7,885
Net Power, Inc.(x)*	5,646	8,808
Nextpower, Inc., Class A*	4,379	527,888
Plug Power, Inc.(x)*	198,280	448,113
Power Solutions International, Inc.*	91	5,540
Preformed Line Products Co.	356	96,387
Shoals Technologies Group, Inc., Class A*	21,148	139,154
SunPower, Inc.(x)*	9,077	11,528
Sunrun, Inc.*	34,067	461,949
T1 Energy, Inc.*	30,406	133,482
Thermon Group Holdings, Inc.*	4,253	214,351

		3,582,827

Ground Transportation (0.3%)
ArcBest Corp.	3,371	331,572

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Covenant Logistics Group, Inc., Class A	1,903	$51,666
Heartland Express, Inc.	6,804	70,762
Marten Transport Ltd.	8,456	111,027
PAMT Corp.*	966	8,163
Proficient Auto Logistics, Inc.(x)*	3,593	24,361
RXO, Inc.*	22,907	334,900
Universal Logistics Holdings, Inc.(x)	1,121	23,698
Werner Enterprises, Inc.	7,311	215,016

		1,171,165

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A(x)	2,220	70,241

Machinery (3.0%)
3D Systems Corp.*	21,314	40,070
Aebi Schmidt Holding AG	5,314	51,599
AirJoule Technologies Corp.(x)*	4,542	11,401
Alamo Group, Inc.	1,069	176,353
Albany International Corp., Class A	2,966	154,855
Alliance Laundry Holdings, Inc.(x)*	5,122	106,230
Astec Industries, Inc.	3,421	184,187
Atmus Filtration Technologies, Inc.	1,174	66,648
Columbus McKinnon Corp.	4,327	62,871
Douglas Dynamics, Inc.	480	20,203
Eastern Co. (The)(x)	888	17,973
Enpro, Inc.	2,754	690,290
Gencor Industries, Inc.*	1,552	23,280
Greenbrier Cos., Inc. (The)	4,555	239,821
Helios Technologies, Inc.	4,970	321,609
Hillman Solutions Corp.*	29,615	246,397
Hyster-Yale, Inc.	1,832	59,558
JBT Marel Corp.	4,043	516,978
Kennametal, Inc.	11,426	412,821
L B Foster Co., Class A*	1,618	45,142
Luxfer Holdings plc	4,062	49,475
Manitowoc Co., Inc. (The)*	5,234	60,976
Mayville Engineering Co., Inc.*	1,738	31,197
Microvast Holdings, Inc.(x)*	11,454	17,181
Miller Industries, Inc.	1,661	75,659
Oshkosh Corp.	54,000	7,949,340
Palladyne AI Corp.(x)*	4,508	27,364
Park-Ohio Holdings Corp.	1,583	38,055
Proto Labs, Inc.*	3,559	202,934
Standex International Corp.	327	83,339
Tennant Co.	2,699	179,214
Terex Corp.	9,674	571,733
Titan International, Inc.(x)*	7,106	49,103
Trinity Industries, Inc.	6,412	206,338
Wabash National Corp.	5,929	51,108
Worthington Enterprises, Inc.	3,198	166,744

		13,208,046

Marine Transportation (3.0%)
Clarkson plc	103,000	6,319,014
Costamare Bulkers Holdings Ltd.*	1,251	19,353
Costamare, Inc.	6,703	113,281
Genco Shipping & Trading Ltd.	4,707	106,143
Himalaya Shipping Ltd.(x)	4,129	54,916
Matson, Inc.	4,626	758,386
Pangaea Logistics Solutions Ltd.	4,576	32,398
Safe Bulkers, Inc.	7,723	48,887
Stolt-Nielsen Ltd.	168,400	5,822,117

		13,274,495

Passenger Airlines (0.2%)
Allegiant Travel Co.*	1,784	144,576
flyExclusive, Inc.(x)*	970	2,192
Frontier Group Holdings, Inc.(x)*	2,549	8,998
JetBlue Airways Corp.*	44,377	196,146
SkyWest, Inc.*	6,088	559,061
Sun Country Airlines Holdings, Inc.*	3,323	54,896

		965,869

Professional Services (2.4%)
Alight, Inc., Class A	69,407	40,443
Asure Software, Inc.*	3,577	30,762
Booz Allen Hamilton Holding Corp.	6,400	499,392
CACI International, Inc., Class A*	12,000	6,526,440
Conduent, Inc.*	23,975	30,688
CSG Systems International, Inc.	491	39,251
Falcon’s Beyond Global, Inc., Class A(x)*	520	7,332
First Advantage Corp.(x)*	3,988	46,899
Forrester Research, Inc.*	1,719	9,730
Franklin Covey Co.(x)*	256	4,042
HireQuest, Inc.	583	5,818
ICF International, Inc.	2,750	179,547
Kelly Services, Inc., Class A	4,549	40,259
Kforce, Inc.	404	11,813
Korn Ferry	4,302	270,811
Mistras Group, Inc.*	1,818	26,870
Public Policy Holding Co., Inc.	481	6,291
Resolute Holdings Management, Inc.(x)*	395	64,109
Resources Connection, Inc.(x)	4,156	15,502
Science Applications International Corp.	24,000	2,278,080
Skillsoft Corp.(x)*	631	2,707
TIC Solutions, Inc.*	23,129	152,189
TrueBlue, Inc.*	4,481	17,521
TTEC Holdings, Inc.(x)*	3,415	8,537
Willdan Group, Inc.*	659	50,453

		10,365,486

Trading Companies & Distributors (0.6%)
Alta Equipment Group, Inc.	2,788	14,971
BlueLinx Holdings, Inc.*	1,145	62,036
Boise Cascade Co.	5,589	423,926
Custom Truck One Source, Inc.*	8,953	58,821
Distribution Solutions Group, Inc.(x)*	203	5,327
DNOW, Inc.*	27,801	331,110
EVI Industries, Inc.(x)	1,065	21,918
GATX Corp.	4,946	844,480
Hudson Technologies, Inc.*	5,839	34,333
McGrath RentCorp	870	95,944
NPK International, Inc.*	12,265	177,720
Rush Enterprises, Inc., Class A	4,254	281,232
Rush Enterprises, Inc., Class B	684	44,015
Titan Machinery, Inc.*	3,168	52,969
Transcat, Inc.(x)*	675	49,579
Willis Lease Finance Corp.	377	64,188

		2,562,569

Transportation Infrastructure (0.1%)
Braemar plc(x)	125,200	375,172

Total Industrials		66,035,470

Information Technology (4.1%)
Communications Equipment (0.5%)
Applied Optoelectronics, Inc.*	2,032	171,887
Aviat Networks, Inc.*	1,779	40,223
Clearfield, Inc.*	971	25,703
Digi International, Inc.*	5,576	268,763
Harmonic, Inc.*	12,284	110,310
Inseego Corp.(x)*	1,536	17,080
NETGEAR, Inc.*	4,154	90,723
NetScout Systems, Inc.*	10,614	337,419
Ribbon Communications, Inc.*	15,289	32,413

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Viasat, Inc.*	18,529	$848,628
Vistance Networks, Inc.*	12,608	229,466

		2,172,615

Electronic Equipment, Instruments & Components (1.3%)
908 Devices, Inc.(x)*	1,190	7,283
Bel Fuse, Inc., Class A	262	47,213
Bel Fuse, Inc., Class B(x)	1,540	304,889
Benchmark Electronics, Inc.	5,308	297,566
CTS Corp.	3,655	174,563
Daktronics, Inc.*	4,893	95,658
ePlus, Inc.	3,982	299,646
Insight Enterprises, Inc.*	2,922	195,803
Itron, Inc.*	3,508	314,422
Kimball Electronics, Inc.*	3,655	86,587
Knowles Corp.*	11,880	305,078
Methode Electronics, Inc.	5,135	28,345
MicroVision, Inc.(x)*	14,267	9,148
Neonode, Inc.*	272	381
nLight, Inc.*	6,673	380,494
PC Connection, Inc.	1,735	101,428
Plexus Corp.*	294	59,547
Powerfleet, Inc.*	18,713	57,636
Richardson Electronics Ltd.(x)	1,820	19,929
Rogers Corp.*	2,697	289,469
Sanmina Corp.*	4,417	572,620
ScanSource, Inc.*	3,379	122,658
TTM Technologies, Inc.*	15,346	1,495,007
Vishay Intertechnology, Inc.	18,182	327,276
Vishay Precision Group, Inc.*	1,781	77,331
Vuzix Corp.(x)*	744	1,719

		5,671,696

IT Services (0.3%)
Applied Digital Corp.(x)*	8,595	204,045
ASGN, Inc.*	6,312	244,338
BigBear.ai Holdings, Inc.(x)*	49,827	175,391
CSP, Inc.(x)	161	1,393
Fastly, Inc., Class A*	21,222	616,711
Grid Dynamics Holdings, Inc.*	2,131	12,147
Hackett Group, Inc. (The)	264	3,435
Information Services Group, Inc.	4,166	15,997
Rackspace Technology, Inc.(x)*	9,900	9,700
Tucows, Inc., Class A(x)*	908	15,581
Unisys Corp.*	2,687	5,562
Whitefiber, Inc.(x)*	668	7,956

		1,312,256

Semiconductors & Semiconductor Equipment (1.0%)
ACM Research, Inc., Class A*	7,703	303,113
Aehr Test Systems(x)*	880	32,630
Aeluma, Inc.(x)*	1,774	23,222
Alpha & Omega Semiconductor Ltd.*	3,793	84,053
Ambiq Micro, Inc.(x)*	918	23,326
Axcelis Technologies, Inc.(x)*	4,307	400,896
Blaize Holdings, Inc.(x)*	3,527	6,419
CEVA, Inc.*	471	8,798
Cohu, Inc.*	6,831	209,165
Diodes, Inc.*	6,888	470,175
FormFactor, Inc.*	2,949	286,024
Ichor Holdings Ltd.*	5,096	237,525
indie Semiconductor, Inc., Class A(x)*	18,647	60,043
Kulicke & Soffa Industries, Inc.	3,200	210,304
MaxLinear, Inc., Class A*	10,637	184,978
Navitas Semiconductor Corp., Class A(x)*	25,329	222,135
Penguin Solutions, Inc.*	7,899	139,022
Photronics, Inc.*	8,557	345,788
Synaptics, Inc.*	5,321	372,683
Ultra Clean Holdings, Inc.*	6,231	387,444
Veeco Instruments, Inc.*	8,894	301,151

		4,308,894

Software (0.9%)
8x8, Inc.*	20,303	33,703
A10 Networks, Inc.	1,758	40,645
Adeia, Inc.	2,066	49,646
Airship AI Holdings, Inc.(x)*	1,094	2,472
Arteris, Inc.*	4,236	69,640
Bit Digital, Inc.(x)*	48,394	63,396
Blackbaud, Inc.*	1,111	42,896
Box, Inc., Class A*	4,686	110,777
Cerence, Inc.*	4,651	29,348
Chaince Digital Holdings, Inc.(x)*	5,376	21,396
Cipher Digital, Inc.(x)*	48,644	626,048
Cleanspark, Inc.(x)*	37,906	322,580
Consensus Cloud Solutions, Inc.*	2,839	67,398
Core Scientific, Inc.*	7,386	110,495
CS Disco, Inc.*	934	3,568
Daily Journal Corp.*	46	22,188
Digital Turbine, Inc.(x)*	5,960	17,165
Domo, Inc., Class B*	719	2,200
eGain Corp.*	918	7,243
Expensify, Inc., Class A*	4,229	3,679
Hut 8 Corp.(x)*	14,698	689,483
I3 Verticals, Inc., Class A(x)*	3,148	70,389
MARA Holdings, Inc.(x)*	56,897	464,280
Mitek Systems, Inc.*	5,330	71,955
N-able, Inc.*	10,672	49,838
NCR Voyix Corp.*	21,204	134,221
ON24, Inc.(x)*	5,704	46,202
OneSpan, Inc.	4,972	52,355
PAR Technology Corp.*	2,624	34,978
Porch Group, Inc.*	2,519	18,061
Rimini Street, Inc.*	6,759	22,170
Riot Platforms, Inc.(x)*	52,282	646,206
Silvaco Group, Inc.*	1,618	11,455
Telos Corp.*	8,218	34,433
Terawulf, Inc.(x)*	2,643	38,139
Via Transportation, Inc., Class A(x)*	263	3,945
Xperi, Inc.*	6,911	38,702

		4,073,295

Technology Hardware, Storage & Peripherals (0.1%)
Corsair Gaming, Inc.*	7,083	39,311
Diebold Nixdorf, Inc.*	275	20,746
Eastman Kodak Co.*	9,508	86,047
GPGI, Inc., Class A(x)	2,855	48,821
Immersion Corp.(x)	4,764	26,011
Turtle Beach Corp.*	865	8,771
Xerox Holdings Corp.(x)	18,542	23,919

		253,626

Total Information Technology		17,792,382

Materials (4.0%)
Chemicals (0.9%)
AdvanSix, Inc.	4,017	98,015
American Vanguard Corp.*	3,896	9,701
Arq, Inc.(x)*	5,337	13,663
Ascent Industries Co.*	1,090	14,508
Aspen Aerogels, Inc.*	10,622	36,327
Avient Corp.	13,763	499,597
Cabot Corp.	529	39,839
Core Molding Technologies, Inc.*	1,347	30,173
Ecovyst, Inc.*	17,050	219,263
Flotek Industries, Inc.(x)*	1,660	28,170
HB Fuller Co.	8,188	505,036
Innospec, Inc.	3,500	255,570
Intrepid Potash, Inc.*	1,607	68,731

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Koppers Holdings, Inc.	2,839	$109,813
Kronos Worldwide, Inc.(x)	3,453	22,686
LSB Industries, Inc.*	8,082	120,422
Mativ Holdings, Inc.	8,149	70,896
Minerals Technologies, Inc.	4,702	333,466
Orion SA	8,178	53,157
Perimeter Solutions, Inc.*	20,847	509,084
Quaker Chemical Corp.	2,058	255,665
Rayonier Advanced Materials, Inc.*	9,658	106,914
Stepan Co.	3,219	160,886
Trinseo plc(x)	5,096	535
Tronox Holdings plc	17,877	174,658
Valhi, Inc.(x)	375	5,362

		3,742,137

Containers & Packaging (0.2%)
Ardagh Metal Packaging SA	15,369	62,244
Greif, Inc., Class A	3,618	242,659
Greif, Inc., Class B	701	61,366
Myers Industries, Inc.	4,720	99,970
O-I Glass, Inc.*	17,407	182,947
Ranpak Holdings Corp., Class A(x)*	7,588	27,089
TriMas Corp.	4,772	171,506

		847,781

Metals & Mining (2.9%)
Alpha Metallurgical Resources, Inc.*	1,214	249,198
American Battery Technology Co.(x)*	8,572	23,916
Caledonia Mining Corp. plc	2,436	55,029
Coeur Mining, Inc.*	76,544	1,436,731
Commercial Metals Co.	16,707	1,026,311
Compass Minerals International, Inc.*	1,079	25,195
Constellium SE*	13,028	320,228
Critical Metals Corp.(x)*	5,312	42,177
Ferroglobe plc	17,920	73,830
Friedman Industries, Inc.	990	17,543
Hecla Mining Co.	72,690	1,354,215
Ivanhoe Electric, Inc.*	2,327	27,505
Kaiser Aluminum Corp.	1,150	138,587
Materion Corp.	2,500	361,625
Mesabi Trust	170,184	5,360,796
Metallus, Inc.*	5,422	88,595
Novagold Resources, Inc.*	2,992	26,868
Ryerson Holding Corp.	6,592	148,188
SSR Mining, Inc.*	30,515	897,141
SunCoke Energy, Inc.	12,723	82,827
Tredegar Corp.*	3,888	30,910
USA Rare Earth, Inc.(x)*	13,929	210,815
Warrior Met Coal, Inc.	7,811	727,595
Worthington Steel, Inc.	4,948	150,172

		12,875,997

Paper & Forest Products (0.0%)†
Clearwater Paper Corp.*	2,247	32,312
Magnera Corp.*	4,856	46,181
Sylvamo Corp.	3,652	154,260

		232,753

Total Materials		17,698,668

Real Estate (9.4%)
Diversified REITs (0.5%)
AH Realty Trust, Inc. (REIT)	12,068	66,374
Alpine Income Property Trust, Inc. (REIT)	1,975	35,550
American Assets Trust, Inc. (REIT)	7,927	145,936
Broadstone Net Lease, Inc. (REIT)	28,608	522,668
CTO Realty Growth, Inc. (REIT)	4,613	85,294
Essential Properties Realty Trust, Inc. (REIT)	29,718	902,238
Gladstone Commercial Corp. (REIT)	5,711	65,277
Global Net Lease, Inc. (REIT)	29,706	278,048
Modiv Industrial, Inc. (REIT), Class C	1,500	21,480
NexPoint Diversified Real Estate Trust (REIT)	5,807	27,119

		2,149,984

Health Care REITs (0.9%)
American Healthcare REIT, Inc. (REIT)(x)	17,393	820,254
CareTrust REIT, Inc. (REIT)	30,356	1,112,547
Chiron Real Estate, Inc. (REIT)	1,898	62,786
Community Healthcare Trust, Inc. (REIT)	4,077	64,784
Diversified Healthcare Trust (REIT)	33,091	219,724
LTC Properties, Inc. (REIT)	7,108	264,133
National Health Investors, Inc. (REIT)	5,480	443,113
Sabra Health Care REIT, Inc. (REIT)	37,403	719,260
Sila Realty Trust, Inc. (REIT)	8,336	197,396
Universal Health Realty Income Trust (REIT)	326	13,193

		3,917,190

Hotel & Resort REITs (0.3%)
Apple Hospitality REIT, Inc. (REIT)	34,102	392,514
Braemar Hotels & Resorts, Inc. (REIT)	8,478	20,008
Chatham Lodging Trust (REIT)	7,152	56,286
DiamondRock Hospitality Co. (REIT)	13,341	125,005
Pebblebrook Hotel Trust (REIT)(x)	17,136	216,428
RLJ Lodging Trust (REIT)(x)	19,001	140,987
Service Properties Trust (REIT)(x)	23,685	32,093
Summit Hotel Properties, Inc. (REIT)	16,099	71,158
Sunstone Hotel Investors, Inc. (REIT)	25,492	229,683
Xenia Hotels & Resorts, Inc. (REIT)	12,337	182,958

		1,467,120

Industrial REITs (0.4%)
Industrial Logistics Properties Trust (REIT)	8,378	47,587
Innovative Industrial Properties, Inc. (REIT)	4,173	209,318
LXP Industrial Trust (REIT)	8,783	406,301
One Liberty Properties, Inc. (REIT)(x)	2,941	63,114
Terreno Realty Corp. (REIT)	15,323	941,139

		1,667,459

Office REITs (0.5%)
Brandywine Realty Trust (REIT)	25,961	70,354
COPT Defense Properties (REIT)	17,075	522,495
Douglas Emmett, Inc. (REIT)(x)	23,761	223,829
Easterly Government Properties, Inc. (REIT), Class A	6,360	136,295
Empire State Realty Trust, Inc. (REIT), Class A	21,078	109,605
Franklin Street Properties Corp. (REIT)	13,546	9,001
Hudson Pacific Properties, Inc. (REIT)*	8,112	47,942
JBG SMITH Properties (REIT)(x)	8,964	130,964
NET Lease Office Properties (REIT)	2,263	26,070
Peakstone Realty Trust (REIT)	5,539	115,710
Piedmont Realty Trust, Inc. (REIT)*	18,696	122,833
Postal Realty Trust, Inc. (REIT), Class A	3,677	68,245
SL Green Realty Corp. (REIT)(x)	10,785	398,398

		1,981,741

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Management & Development (5.3%)
American Realty Investors, Inc.(x)*	237	$3,662
Compass, Inc., Class A*	22,821	166,821
Cushman & Wakefield Ltd.*	23,222	284,702
Douglas Elliman, Inc.*	12,369	20,285
DREAM Unlimited Corp., Class A	194,600	2,530,851
Forestar Group, Inc.*	2,956	72,245
FRP Holdings, Inc.*	1,935	42,338
Howard Hughes Holdings, Inc.*	23,000	1,454,980
Kennedy-Wilson Holdings, Inc.	18,142	196,296
Landbridge Co. LLC, Class A	240,000	16,572,000
Logistic Properties of The Americas(x)*	420	1,386
Marcus & Millichap, Inc.	3,661	97,346
Newmark Group, Inc., Class A	22,917	343,526
RE/MAX Holdings, Inc., Class A*	3,332	19,192
RMR Group, Inc. (The), Class A	2,458	38,025
Seaport Entertainment Group, Inc.(x)*	5,060	108,689
Stratus Properties, Inc.(x)*	1,120	34,182
Tejon Ranch Co.(x)*	69,533	1,310,002
Transcontinental Realty Investors, Inc.*	170	5,930

		23,302,458

Residential REITs (0.3%)
BRT Apartments Corp. (REIT)(x)	1,862	24,839
Centerspace (REIT)	2,524	145,004
Clipper Realty, Inc. (REIT)	2,260	6,825
Equity LifeStyle Properties, Inc. (REIT)	7,000	436,940
Independence Realty Trust, Inc. (REIT)	36,218	539,286
NexPoint Residential Trust, Inc. (REIT)	2,357	58,925
Veris Residential, Inc. (REIT)	11,979	226,044

		1,437,863

Retail REITs (1.0%)
Acadia Realty Trust (REIT)	19,880	380,106
CBL & Associates Properties, Inc. (REIT)	750	28,822
Curbline Properties Corp. (REIT)	14,596	376,431
FrontView REIT, Inc. (REIT)	3,004	46,472
Getty Realty Corp. (REIT)	8,106	257,771
InvenTrust Properties Corp. (REIT)	11,931	363,418
Kite Realty Group Trust (REIT)	32,771	804,528
Macerich Co. (The) (REIT)	38,693	731,298
NETSTREIT Corp. (REIT)(x)	9,539	179,619
Phillips Edison & Co., Inc. (REIT)	15,625	584,688
Saul Centers, Inc. (REIT)	65	2,118
SITE Centers Corp. (REIT)	7,850	42,390
Tanger, Inc. (REIT)	1,732	58,853
Urban Edge Properties (REIT)	19,061	380,839
Whitestone REIT (REIT)	6,809	109,965

		4,347,318

Specialized REITs (0.2%)
Farmland Partners, Inc. (REIT)	5,954	66,863
Fermi, Inc. (REIT)(x)*	18,000	105,120
Four Corners Property Trust, Inc. (REIT)	15,888	375,751
Gladstone Land Corp. (REIT)(x)	5,419	55,274
Safehold, Inc. (REIT)	8,416	113,868
Smartstop Self Storage REIT, Inc. (REIT)(x)	8,367	253,353

		970,229

Total Real Estate		41,241,362

Utilities (5.5%)
Electric Utilities (3.4%)
Genie Energy Ltd., Class B	2,841	40,172
Hawaiian Electric Industries, Inc.*	788,605	11,702,898
MGE Energy, Inc.	2,613	201,959
Oklo, Inc., Class A(x)*	14,012	694,855
Otter Tail Corp.	5,397	473,695
Portland General Electric Co.	17,006	897,406
TXNM Energy, Inc.	15,063	880,583

		14,891,568

Gas Utilities (1.1%)
Brookfield Infrastructure Corp., Class A	18,042	713,020
Chesapeake Utilities Corp.	2,314	292,420
New Jersey Resources Corp.	15,141	831,544
Northwest Natural Holding Co.	6,263	333,317
ONE Gas, Inc.	9,006	775,687
RGC Resources, Inc.(x)	1,254	27,651
Rubis SCA	6,800	272,094
Southwest Gas Holdings, Inc.	10,329	897,590
Spire, Inc.	8,762	793,311

		4,936,634

Independent Power and Renewable Electricity Producers (0.2%)
Hallador Energy Co.*	384	6,252
Montauk Renewables, Inc.(x)*	8,648	9,945
Ormat Technologies, Inc.	9,149	1,023,956

		1,040,153

Multi-Utilities (0.5%)
Avista Corp.	12,247	491,595
Black Hills Corp.	11,424	792,940
Northwestern Energy Group, Inc.	9,276	611,659
Unitil Corp.	2,609	136,294

		2,032,488

Water Utilities (0.3%)
American States Water Co.	1,969	148,896
California Water Service Group	8,948	405,702
Consolidated Water Co. Ltd.	1,576	52,197
H2O America(x)	4,990	292,763
Middlesex Water Co.	2,312	120,340
Pure Cycle Corp.*	2,954	29,717
York Water Co. (The)	1,679	51,126

		1,100,741

Total Utilities		24,001,584

Total Common Stocks (95.2%) (Cost $262,079,907)		415,761,043

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	237	—
Chinook Therapeutics, Inc., CVR *	6,337	1,267
Icosavax, Inc., CVR *	3,924	1,177
Sanofi Aatd, Inc., CVR(r)*	1,653	803

		3,247

Life Sciences Tools & Services (0.0%)
OmniAb, Inc., expiring 11/1/27(r)(x)*	1,612	—

Total Rights (0.0%)† (Cost $1,715)		3,247

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (5.3%)
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	6,017,321	$6,017,321
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	17,094,935	17,096,645

Total Investment Companies		23,113,966

Total Short-Term Investments (5.3%) (Cost $23,118,870)		23,113,966

Total Investments in Securities (100.5%) (Cost $285,200,492)		438,878,256
Other Assets Less Liabilities (-0.5%)		(2,090,164)

Net Assets (100%)		$436,788,092

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the market value or fair value, as applicable, of these securities amounted to $80,250 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $26,601,389. This was collateralized by $20,550,114 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.375%, maturing 4/15/26 – 11/15/55 and by cash of $6,017,321 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
Associated Capital Group, Inc., Class A	46,500	1,757,700	—	—	—	69,750	1,827,450	4,650	—

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	11	6/2026	USD	1,381,710	11,141

					11,141

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$12,919,605	$498,213	$—		$13,417,818
Consumer Discretionary	46,446,813	—	—		46,446,813
Consumer Staples	9,872,127	—	—		9,872,127
Energy	85,224,550	—	—		85,224,550
Financials	70,574,131	—	—	(a)	70,574,131
Health Care	23,456,138	—	—	(a)	23,456,138
Industrials	53,519,167	12,516,303	—		66,035,470
Information Technology	17,792,382	—	—		17,792,382
Materials	17,698,668	—	—		17,698,668
Real Estate	41,241,362	—	—		41,241,362
Utilities	23,729,490	272,094	—		24,001,584
Futures	11,141	—	—		11,141
Rights
Health Care	—	2,444	803		3,247
Short-Term Investments
Investment Companies	23,113,966	—	—		23,113,966

Total Assets	$425,599,540	$13,289,054	$803		$438,889,397

Total Liabilities	$—	$—	$—		$—

Total	$425,599,540	$13,289,054	$803		$438,889,397

(a)	Value is zero.

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$189,925,079
Aggregate gross unrealized depreciation	(39,969,777)

Net unrealized appreciation	$149,955,302

Federal income tax cost of investments in securities and derivative instruments, if applicable	$288,934,095

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.6%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	29,767	$862,945
Deutsche Telekom AG (Registered)	19,166	706,728
Koninklijke KPN NV	187,684	1,043,884
Singapore Telecommunications Ltd.	263,000	1,018,113
Swisscom AG (Registered)	532	444,092
Telstra Group Ltd.	184,009	677,713
Verizon Communications, Inc.	42,552	2,136,110

		6,889,585

Interactive Media & Services (4.4%)
Alphabet, Inc., Class A	41,914	12,052,790
Meta Platforms, Inc., Class A	6,175	3,532,903

		15,585,693

Media (0.1%)
Fox Corp., Class A	6,712	391,981

Wireless Telecommunication Services (0.1%)
KDDI Corp.	23,200	397,298

Total Communication Services		23,264,557

Consumer Discretionary (8.0%)
Automobile Components (0.2%)
Bridgestone Corp.	34,800	722,305

Automobiles (0.8%)
Tesla, Inc.*	7,415	2,756,526

Broadline Retail (2.7%)
Amazon.com, Inc.*	29,720	6,189,784
Dollarama, Inc.	14,022	1,720,923
eBay, Inc.	4,681	426,065
Wesfarmers Ltd.	22,284	1,129,629

		9,466,401

Hotels, Restaurants & Leisure (1.9%)
Airbnb, Inc., Class A*	3,020	381,366
Booking Holdings, Inc.	311	1,309,410
Compass Group plc	13,787	383,054
Darden Restaurants, Inc.	3,397	665,948
Lottery Corp. Ltd. (The)	175,394	653,735
Marriott International, Inc., Class A	1,214	397,063
McDonald’s Corp.	3,981	1,237,255
Restaurant Brands International, Inc.	6,100	451,394
Yum! Brands, Inc.	7,917	1,230,935

		6,710,160

Household Durables (0.1%)
Sony Group Corp.	17,600	363,024

Specialty Retail (2.3%)
Fast Retailing Co. Ltd.	1,400	557,217
Home Depot, Inc. (The)	4,699	1,545,454
O’Reilly Automotive, Inc.*	17,802	1,643,303
Ross Stores, Inc.	2,774	600,932
TJX Cos., Inc. (The)	21,822	3,484,973
Tractor Supply Co.	8,000	362,400

		8,194,279

Total Consumer Discretionary		28,212,695

Consumer Staples (10.1%)
Beverages (2.3%)
Anheuser-Busch InBev SA/NV	7,741	537,150
Coca-Cola Co. (The)	42,234	3,211,896
Keurig Dr Pepper, Inc.	28,287	744,797
Monster Beverage Corp.*	8,200	594,172
PepsiCo, Inc.	19,270	2,992,438

		8,080,453

Consumer Staples Distribution & Retail (3.5%)
Alimentation Couche-Tard, Inc.	16,234	920,172
Casey’s General Stores, Inc.	588	427,982
Coles Group Ltd.	35,880	544,581
Costco Wholesale Corp.	4,412	4,396,249
Dollar Tree, Inc.*	3,664	401,245
Empire Co. Ltd., Class A	17,221	616,866
George Weston Ltd.	10,500	741,816
Koninklijke Ahold Delhaize NV	12,001	560,252
Loblaw Cos. Ltd.	18,800	857,089
Sysco Corp.	5,721	408,079
Tesco plc	105,597	665,824
Walmart, Inc.	10,801	1,342,348
Woolworths Group Ltd.	24,133	607,661

		12,490,164

Food Products (0.9%)
Danone SA	9,011	723,693
Hershey Co. (The)	2,915	605,999
Nestle SA (Registered)	9,940	985,938
Orkla ASA	62,988	792,177

		3,107,807

Household Products (2.6%)
Church & Dwight Co., Inc.	8,122	757,945
Colgate-Palmolive Co.	30,113	2,566,531
Henkel AG & Co. KGaA (Preference)(q)	11,807	907,163
Kimberly-Clark Corp.	10,800	1,041,876
Procter & Gamble Co. (The)	27,739	4,006,621

		9,280,136

Personal Care Products (0.8%)
Kao Corp.(x)	22,500	879,191
L’Oreal SA	2,805	1,150,234
Unilever plc	16,702	938,611

		2,968,036

Total Consumer Staples		35,926,596

Energy (1.6%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	16,820	1,026,861
Halliburton Co.	10,624	414,230

		1,441,091

Oil, Gas & Consumable Fuels (1.2%)
Cheniere Energy, Inc.	4,225	1,198,886
Eni SpA	25,999	738,275
Kinder Morgan, Inc.	11,818	396,258
TC Energy Corp.(x)	8,895	557,001
Valero Energy Corp.	2,317	572,484
Williams Cos., Inc. (The)	11,477	835,296

		4,298,200

Total Energy		5,739,291

Financials (23.3%)
Banks (5.5%)
Bank of Montreal	4,363	590,954
Bank of Nova Scotia (The)	24,858	1,723,853
CaixaBank SA	42,103	505,168
Canadian Imperial Bank of Commerce	24,278	2,300,921
DBS Group Holdings Ltd.	33,660	1,495,626
DNB Bank ASA	29,838	930,570
Intesa Sanpaolo SpA	103,449	628,838
JPMorgan Chase & Co.	7,628	2,243,853
National Bank of Canada	8,646	1,118,803

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Nordea Bank Abp (Aquis Stock Exchange)	37,103	$638,641
Nordea Bank Abp (Turquoise Stock Exchange)	33,032	566,537
Oversea-Chinese Banking Corp. Ltd.	76,900	1,324,447
PNC Financial Services Group, Inc. (The)	5,470	1,138,252
Resona Holdings, Inc.	35,000	389,444
Royal Bank of Canada	15,324	2,477,220
Sumitomo Mitsui Financial Group, Inc.	16,500	543,900
Svenska Handelsbanken AB, Class A	34,845	454,979
UniCredit SpA	6,410	461,888

		19,533,894

Capital Markets (4.1%)
Ameriprise Financial, Inc.	1,000	444,400
Bank of New York Mellon Corp. (The)	12,800	1,518,464
Cboe Global Markets, Inc.	6,955	1,954,842
Charles Schwab Corp. (The)	16,252	1,527,363
CME Group, Inc.	9,607	2,837,427
Deutsche Boerse AG	3,875	1,126,602
Intercontinental Exchange, Inc.	11,062	1,739,831
Moody’s Corp.	1,000	436,250
Nasdaq, Inc.	7,480	634,977
S&P Global, Inc.	1,887	802,617
Singapore Exchange Ltd.	33,900	520,157
State Street Corp.	3,067	388,160
TMX Group Ltd.	15,500	549,648

		14,480,738

Consumer Finance (0.3%)
American Express Co.	3,498	1,058,075

Financial Services (3.3%)
Berkshire Hathaway, Inc., Class B*	6,130	2,937,496
Jack Henry & Associates, Inc.	2,600	410,904
Mastercard, Inc., Class A	6,425	3,210,315
Poste Italiane SpA(m)	33,001	776,435
Visa, Inc., Class A	14,578	4,406,055

		11,741,205

Insurance (10.1%)
Aflac, Inc.	16,100	1,766,331
AIA Group Ltd.	35,400	397,678
Allianz SE (Registered)	5,190	2,150,673
Allstate Corp. (The)	5,678	1,177,277
American International Group, Inc.	6,371	479,418
Aon plc, Class A	2,792	901,202
Arch Capital Group Ltd.*	4,205	403,638
Chubb Ltd.	8,857	2,886,762
Fairfax Financial Holdings Ltd.	424	722,461
Gjensidige Forsikring ASA	24,351	635,678
Great-West Lifeco, Inc.	17,443	816,916
Hannover Rueck SE	2,335	722,692
Hartford Insurance Group, Inc. (The)	11,900	1,609,237
Helvetia Baloise Holding AG	1,557	402,188
Intact Financial Corp.	5,700	1,032,892
Loews Corp.	12,300	1,312,902
Manulife Financial Corp.	18,007	620,297
Marsh & McLennan Cos., Inc.	10,571	1,833,540
Medibank Pvt. Ltd.	185,639	561,804
MS&AD Insurance Group Holdings, Inc.	15,300	400,393
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,902	1,807,741
Power Corp. of Canada(x)	19,200	924,322
Progressive Corp. (The)	8,778	1,740,151
QBE Insurance Group Ltd.	51,545	757,352
Sampo OYJ, Class A	101,955	1,092,490
Sompo Holdings, Inc.	18,400	718,949
Sun Life Financial, Inc.	21,940	1,374,503
Suncorp Group Ltd.	30,910	344,838
Swiss Re AG(x)	2,383	397,939
Tokio Marine Holdings, Inc.	15,900	742,495
Travelers Cos., Inc. (The)	7,189	2,096,887
Tryg A/S	19,749	472,742
Willis Towers Watson plc	1,709	496,806
Zurich Insurance Group AG	2,783	1,984,280

		35,785,474

Total Financials		82,599,386

Health Care (8.4%)
Biotechnology (0.7%)
Amgen, Inc.	2,957	1,040,421
Gilead Sciences, Inc.	9,960	1,388,125

		2,428,546

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	20,405	2,094,981
Becton Dickinson & Co.	4,965	780,647
Boston Scientific Corp.*	22,548	1,414,887
Hoya Corp.	3,200	551,987
Intuitive Surgical, Inc.*	1,814	836,236
Medtronic plc	17,130	1,484,314
ResMed, Inc.	1,843	413,717
STERIS plc	1,820	402,457
Stryker Corp.	3,250	1,067,917

		9,047,143

Health Care Providers & Services (1.2%)
Cencora, Inc.	4,777	1,500,647
Fresenius SE & Co. KGaA	8,780	449,751
HCA Healthcare, Inc.	1,582	748,666
McKesson Corp.	1,897	1,641,588

		4,340,652

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	3,554	405,085
Danaher Corp.	2,166	410,674
Mettler-Toledo International, Inc.*	600	756,720

		1,572,479

Pharmaceuticals (3.5%)
Bristol-Myers Squibb Co.	31,455	1,907,746
Eli Lilly & Co.	1,103	1,014,506
Johnson & Johnson	14,232	3,478,870
Merck & Co., Inc.	3,399	408,866
Novartis AG (Registered)	16,359	2,483,779
Roche Holding AG	2,660	1,050,343
Sanofi SA	7,938	765,666
Zoetis, Inc.	10,600	1,253,026

		12,362,802

Total Health Care		29,751,622

Industrials (14.5%)
Aerospace & Defense (2.0%)
Curtiss-Wright Corp.	633	431,149
GE Aerospace	7,507	2,130,262
HEICO Corp.	1,410	386,622
Howmet Aerospace, Inc.	6,544	1,508,130
MTU Aero Engines AG	1,177	421,370
Safran SA	1,416	463,093
Singapore Technologies Engineering Ltd.	145,200	1,237,492
Thales SA	1,840	540,237

		7,118,355

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (0.4%)
Expeditors International of Washington, Inc.	9,000	$1,289,070

Building Products (1.4%)
Allegion plc	6,567	954,119
Geberit AG (Registered)	974	659,089
Johnson Controls International plc	11,106	1,454,331
Trane Technologies plc	4,177	1,740,723

		4,808,262

Commercial Services & Supplies (1.2%)
Brambles Ltd.	35,114	548,689
Cintas Corp.	8,813	1,490,631
Republic Services, Inc.	2,974	651,365
Rollins, Inc.	7,287	389,199
Secom Co. Ltd.	35,000	1,343,908

		4,423,792

Construction & Engineering (0.7%)
ACS Actividades de Construccion y Servicios SA	5,006	619,455
EMCOR Group, Inc.	717	529,368
Stantec, Inc.	6,294	544,114
WSP Global, Inc.	5,245	816,291

		2,509,228

Electrical Equipment (1.0%)
ABB Ltd. (Registered)	15,591	1,268,058
AMETEK, Inc.	1,854	397,423
Eaton Corp. plc	3,326	1,189,610
Mitsubishi Electric Corp.	16,400	535,583

		3,390,674

Ground Transportation (0.6%)
Central Japan Railway Co.	34,300	888,201
Union Pacific Corp.	5,701	1,383,176

		2,271,377

Industrial Conglomerates (0.7%)
Honeywell International, Inc.	11,370	2,569,961

Machinery (3.6%)
Atlas Copco AB, Class A	27,051	475,799
Caterpillar, Inc.	2,262	1,602,537
Cummins, Inc.	1,089	585,904
GEA Group AG	15,488	1,094,543
Illinois Tool Works, Inc.	9,783	2,546,417
Kone OYJ, Class B	8,843	563,797
Otis Worldwide Corp.	12,651	975,139
Parker-Hannifin Corp.	2,074	1,856,728
Pentair plc	10,178	886,606
Snap-on, Inc.	4,100	1,489,202
Volvo AB, Class B	9,642	314,569
Xylem, Inc.	3,515	420,042

		12,811,283

Professional Services (1.8%)
Automatic Data Processing, Inc.	9,668	1,964,344
Broadridge Financial Solutions, Inc.	5,416	879,992
Leidos Holdings, Inc.	3,500	544,320
Paychex, Inc.	8,500	783,020
Thomson Reuters Corp.	5,550	500,940
Verisk Analytics, Inc.	5,600	1,062,600
Wolters Kluwer NV	7,972	596,387

		6,331,603

Trading Companies & Distributors (1.0%)
Fastenal Co.	32,473	1,506,747
ITOCHU Corp.	48,500	616,455
Toromont Industries Ltd.	4,113	575,838
W.W. Grainger, Inc.	900	981,729

		3,680,769

Transportation Infrastructure (0.1%)
Transurban Group	40,190	390,593

Total Industrials		51,594,967

Information Technology (18.4%)
Communications Equipment (1.2%)
Cisco Systems, Inc.	27,961	2,169,494
Motorola Solutions, Inc.	4,793	2,080,018

		4,249,512

Electronic Equipment, Instruments & Components (0.2%)
CDW Corp.	4,900	592,998

IT Services (1.0%)
Accenture plc, Class A	8,518	1,689,034
Cognizant Technology Solutions Corp., Class A	6,253	383,622
Fujitsu Ltd.	22,100	449,129
International Business Machines Corp.	1,819	440,907
VeriSign, Inc.	3,000	745,080

		3,707,772

Semiconductors & Semiconductor Equipment (6.7%)
Analog Devices, Inc.	2,996	953,147
ASML Holding NV (Registered) (ADR)	434	573,240
Broadcom, Inc.	13,695	4,238,740
KLA Corp.	1,151	1,694,744
NVIDIA Corp.	90,782	15,832,381
QUALCOMM, Inc.	3,119	401,665

		23,693,917

Software (4.6%)
Adobe, Inc.*	3,060	743,825
Autodesk, Inc.*	2,355	563,787
Intuit, Inc.	2,634	1,138,889
Microsoft Corp.	30,275	11,206,896
Roper Technologies, Inc.	2,300	813,878
Salesforce, Inc.	7,109	1,327,037
SAP SE	2,970	502,622

		16,296,934

Technology Hardware, Storage & Peripherals (4.7%)
Apple, Inc.	62,190	15,783,200
Canon, Inc.(x)	18,000	501,293
NetApp, Inc.	3,766	385,601

		16,670,094

Total Information Technology		65,211,227

Materials (3.3%)
Chemicals (2.3%)
Air Liquide SA	2,867	590,603
Corteva, Inc.	8,766	733,802
Ecolab, Inc.	7,590	2,019,092
Linde plc	5,929	2,939,361
Nitto Denko Corp.	33,000	660,233
Sherwin-Williams Co. (The)	3,725	1,194,049

		8,137,140

Metals & Mining (1.0%)
Franco-Nevada Corp.	4,458	1,103,844
Newmont Corp.	12,337	1,335,480
Wheaton Precious Metals Corp.	9,652	1,266,951

		3,706,275

Total Materials		11,843,415

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (1.3%)
Real Estate Management & Development (0.6%)
Daito Trust Construction Co. Ltd.	20,500	$477,456
Daiwa House Industry Co. Ltd.	10,800	337,603
Mitsubishi Estate Co. Ltd.	13,200	365,262
Mitsui Fudosan Co. Ltd.	74,700	790,667

		1,970,988

Residential REITs (0.6%)
AvalonBay Communities, Inc. (REIT)	4,795	783,263
Equity Residential (REIT)	9,300	550,095
Essex Property Trust, Inc. (REIT)	1,700	411,400
Mid-America Apartment Communities, Inc. (REIT)	3,300	402,996

		2,147,754

Retail REITs (0.1%)
Realty Income Corp. (REIT)	6,367	389,533

Total Real Estate		4,508,275

Utilities (3.9%)
Electric Utilities (1.7%)
Enel SpA	102,593	1,116,916
Eversource Energy	9,298	644,165
Exelon Corp.	26,699	1,308,785
Hydro One Ltd.(m)	17,164	708,843
Iberdrola SA	70,995	1,629,742
Redeia Corp. SA	31,834	538,729

		5,947,180

Gas Utilities (0.6%)
Atmos Energy Corp.	8,604	1,589,331
Osaka Gas Co. Ltd.	15,800	640,720

		2,230,051

Multi-Utilities (1.6%)
Consolidated Edison, Inc.	14,800	1,675,064
E.ON SE	55,801	1,219,630
National Grid plc	71,216	1,200,626
Public Service Enterprise Group, Inc.	8,400	679,980
Sempra	8,259	802,527

		5,577,827

Total Utilities		13,755,058

Total Common Stocks (99.4%) (Cost $244,666,287)		352,407,089

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40(r)* (Cost $—)	200	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	29	29
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	790,063	790,142

Total Investment Companies		790,171

Total Short-Term Investments (0.2%) (Cost $790,092)		790,171

Total Investments in Securities (99.6%) (Cost $245,456,379)		353,197,260

Other Assets Less Liabilities (0.4%)		1,456,376

Net Assets (100%)		$354,653,636

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the market value or fair value, as applicable, of these securities amounted to $1,485,278 or 0.4% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $2,371,642. This was collateralized by $2,507,500 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.875%, maturing 4/30/26 – 8/15/55 and by cash of $29 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$18,976,729	$4,287,828	$—		$23,264,557
Consumer Discretionary	24,403,731	3,808,964	—		28,212,695
Consumer Staples	26,634,121	9,292,475	—		35,926,596
Energy	5,001,016	738,275	—		5,739,291
Financials	58,646,222	23,953,164	—		82,599,386
Health Care	24,450,096	5,301,526	—		29,751,622
Industrials	39,017,649	12,577,318	—		51,594,967
Information Technology	63,758,183	1,453,044	—		65,211,227
Materials	10,592,579	1,250,836	—		11,843,415
Real Estate	2,537,287	1,970,988	—		4,508,275
Utilities	7,408,695	6,346,363	—		13,755,058
Short-Term Investments
Investment Companies	790,171	—	—		790,171
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$282,216,479	$70,980,781	$—		$353,197,260

Total Liabilities	$—	$—	$—		$—

Total	$282,216,479	$70,980,781	$—		$353,197,260

(a)	Value is zero.

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$113,687,426
Aggregate gross unrealized depreciation	(5,957,112)

Net unrealized appreciation	$107,730,314

Federal income tax cost of investments in securities and derivative instruments, if applicable	$245,466,946

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.0%)
Diversified Telecommunication Services (0.7%)
Lumen Technologies, Inc.*	8,090	$56,226
Verizon Communications, Inc.	36,210	1,817,742

		1,873,968

Entertainment (1.0%)
Electronic Arts, Inc.	2,047	417,322
Walt Disney Co. (The)	15,367	1,481,071
Warner Bros Discovery, Inc.*	20,293	557,246

		2,455,639

Interactive Media & Services (10.2%)
Alphabet, Inc., Class A	49,979	14,371,961
Alphabet, Inc., Class C	41,791	11,988,166
ZoomInfo Technologies, Inc., Class A*	2,704	16,170

		26,376,297

Media (0.1%)
John Wiley & Sons, Inc., Class A	342	13,030
New York Times Co. (The), Class A	1,359	113,789
Omnicom Group, Inc.	2,663	200,550
Scholastic Corp.	27	1,055

		328,424

Total Communication Services		31,034,328

Consumer Discretionary (8.7%)
Automobile Components (0.1%)
Aptiv plc*	1,875	130,200
Autoliv, Inc.	589	61,939
BorgWarner, Inc.	1,883	102,172

		294,311

Automobiles (3.6%)
Harley-Davidson, Inc.	1,032	20,867
Lucid Group, Inc., Class A(x)*	1,007	9,596
Rivian Automotive, Inc., Class A(x)*	6,716	101,076
Tesla, Inc.*	24,277	9,024,975

		9,156,514

Broadline Retail (0.0%)†
Kohl’s Corp.	1,117	14,409

Distributors (0.1%)
Genuine Parts Co.	1,164	123,093
LKQ Corp.	2,153	63,234
Pool Corp.	297	60,092

		246,419

Hotels, Restaurants & Leisure (2.4%)
Aramark	2,183	88,499
Booking Holdings, Inc.	275	1,157,838
Choice Hotels International, Inc.(x)	276	28,566
Darden Restaurants, Inc.	989	193,884
Domino’s Pizza, Inc.(x)	285	102,255
Hilton Worldwide Holdings, Inc.	2,001	608,464
Marriott International, Inc., Class A	1,955	639,422
McDonald’s Corp.	6,130	1,905,143
Royal Caribbean Cruises Ltd.	2,225	612,275
Starbucks Corp.	9,756	874,040
Vail Resorts, Inc.(x)	314	40,292

		6,250,678

Household Durables (0.2%)
Ethan Allen Interiors, Inc.	235	5,231
Garmin Ltd.	1,414	328,062
La-Z-Boy, Inc.	357	11,474
Meritage Homes Corp.	632	39,083
Mohawk Industries, Inc.*	418	41,156
Newell Brands, Inc.	3,777	12,955
Whirlpool Corp.(x)	528	28,470

		466,431

Leisure Products (0.1%)
Callaway Golf Co.*	827	11,479
Hasbro, Inc.	1,180	110,448
Mattel, Inc.*	2,491	36,194

		158,121

Specialty Retail (1.9%)
AutoNation, Inc.*	228	44,519
Best Buy Co., Inc.	1,698	109,012
Buckle, Inc. (The)	201	10,122
CarMax, Inc.*	1,308	54,387
GameStop Corp., Class A(x)*	3,570	82,253
Gap, Inc. (The)	2,048	49,562
Home Depot, Inc. (The)	8,545	2,810,365
Lowe’s Cos., Inc.	4,803	1,134,853
Signet Jewelers Ltd.	341	28,862
Tractor Supply Co.	4,557	206,432
Ulta Beauty, Inc.*	386	201,766
Williams-Sonoma, Inc.	1,007	183,606

		4,915,739

Textiles, Apparel & Luxury Goods (0.3%)
Capri Holdings Ltd.*	1,033	18,201
Columbia Sportswear Co.(x)	276	15,128
Deckers Outdoor Corp.*	1,273	127,415
NIKE, Inc., Class B	10,216	539,609
PVH Corp.	379	26,439
Under Armour, Inc., Class A*	1,027	6,070
Under Armour, Inc., Class C*	1,024	5,929
VF Corp.	3,073	52,210
Wolverine World Wide, Inc.	585	9,547

		800,548

Total Consumer Discretionary		22,303,170

Consumer Staples (4.7%)
Beverages (1.9%)
Coca-Cola Co. (The)	35,071	2,667,150
Keurig Dr Pepper, Inc.	11,136	293,211
PepsiCo, Inc.	11,743	1,823,570

		4,783,931

Consumer Staples Distribution & Retail (0.4%)
Kroger Co. (The)	5,175	374,463
Sysco Corp.	4,133	294,807
Target Corp.	3,880	470,256
United Natural Foods, Inc.*	460	20,727

		1,160,253

Food Products (0.8%)
Archer-Daniels-Midland Co.	4,169	303,044
Bunge Global SA	1,169	148,697
Campbell’s Co. (The)(x)	1,813	40,375
Conagra Brands, Inc.	4,143	65,128
Darling Ingredients, Inc.*	1,297	80,219
General Mills, Inc.	4,540	168,979
Hormel Foods Corp.	2,762	62,559
Ingredion, Inc.	530	59,710
J M Smucker Co. (The)	904	87,182
Kraft Heinz Co. (The)	7,638	171,779
Lamb Weston Holdings, Inc.	1,122	47,416
McCormick & Co., Inc. (Non-Voting)	2,129	107,387
Mondelez International, Inc., Class A	11,008	634,501

		1,976,976

Household Products (1.6%)
Church & Dwight Co., Inc.	2,063	192,519
Clorox Co. (The)	1,033	107,050
Colgate-Palmolive Co.	6,602	562,688

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Kimberly-Clark Corp.	2,831	$273,107
Procter & Gamble Co. (The)	20,058	2,897,178

		4,032,542

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	2,063	148,062

Total Consumer Staples		12,101,764

Energy (1.8%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	8,440	515,262
Halliburton Co.	7,285	284,042
NOV, Inc.	3,128	58,838
TechnipFMC plc	3,435	237,461

		1,095,603

Oil, Gas & Consumable Fuels (1.4%)
Cheniere Energy, Inc.	1,853	525,807
HF Sinclair Corp.	1,369	85,412
Marathon Petroleum Corp.	2,578	629,496
ONEOK, Inc.	5,429	490,728
Phillips 66	3,444	627,428
Targa Resources Corp.	1,841	461,594
Valero Energy Corp.	2,625	648,585

		3,469,050

Total Energy		4,564,653

Financials (11.3%)
Banks (1.0%)
Bank of Hawaii Corp.	341	25,319
Cathay General Bancorp	494	24,631
Citizens Financial Group, Inc.	3,651	218,951
Huntington Bancshares, Inc.	17,614	275,659
International Bancshares Corp.	523	35,193
KeyCorp	8,060	161,603
M&T Bank Corp.	1,335	275,971
Old National Bancorp	2,920	64,532
PNC Financial Services Group, Inc. (The)	3,357	698,558
Regions Financial Corp.	7,537	196,867
Truist Financial Corp.	10,953	503,509
Zions Bancorp NA	1,307	75,309

		2,556,102

Capital Markets (4.1%)
Ameriprise Financial, Inc.	790	351,076
Bank of New York Mellon Corp. (The)	5,924	702,764
BlackRock, Inc.‡	1,264	1,215,601
Cboe Global Markets, Inc.	884	248,466
Charles Schwab Corp. (The)	14,530	1,365,529
CME Group, Inc.	3,097	914,699
FactSet Research Systems, Inc.	318	69,003
Franklin Resources, Inc.(x)	2,339	55,247
Intercontinental Exchange, Inc.	4,908	771,930
Invesco Ltd.	2,981	72,409
MarketAxess Holdings, Inc.	336	55,433
Moody’s Corp.	1,378	601,153
Morgan Stanley	10,171	1,673,841
Nasdaq, Inc.	3,883	329,628
Northern Trust Corp.	1,650	230,291
Raymond James Financial, Inc.	1,631	236,152
S&P Global, Inc.	2,668	1,134,807
State Street Corp.	2,373	300,327
T. Rowe Price Group, Inc.	1,855	167,210

		10,495,566

Consumer Finance (0.7%)
Ally Financial, Inc.	2,380	93,367
American Express Co.	4,743	1,434,663
Synchrony Financial	3,064	208,413

		1,736,443

Financial Services (3.4%)
Equitable Holdings, Inc.‡	2,530	93,888
Fidelity National Information Services, Inc.	4,358	204,434
Mastercard, Inc., Class A	7,271	3,633,028
PayPal Holdings, Inc.	7,651	346,055
Visa, Inc., Class A	14,477	4,375,529
Voya Financial, Inc.	848	57,935
Western Union Co. (The)	3,054	26,661

		8,737,530

Insurance (2.1%)
Allstate Corp. (The)	2,252	466,930
Arthur J Gallagher & Co.	2,198	476,043
Chubb Ltd.	3,218	1,048,843
Hartford Insurance Group, Inc. (The)	2,408	325,634
Lincoln National Corp.	1,536	54,528
Loews Corp.	1,475	157,441
Marsh & McLennan Cos., Inc.	4,212	730,571
Principal Financial Group, Inc.	1,905	171,660
Progressive Corp. (The)	5,017	994,570
Prudential Financial, Inc.	3,019	294,926
Travelers Cos., Inc. (The)	1,920	560,026
Willis Towers Watson plc	813	236,339

		5,517,511

Total Financials		29,043,152

Health Care (8.1%)
Biotechnology (3.0%)
AbbVie, Inc.	15,174	3,300,193
Amgen, Inc.	4,627	1,628,010
Biogen, Inc.*	1,239	227,146
BioMarin Pharmaceutical, Inc.*	1,618	91,401
Gilead Sciences, Inc.	10,666	1,486,521
Incyte Corp.*	1,436	135,156
Vertex Pharmaceuticals, Inc.*	2,184	975,243

		7,843,670

Health Care Equipment & Supplies (1.0%)
Align Technology, Inc.*	590	101,144
Becton Dickinson & Co.	2,452	385,528
Cooper Cos., Inc. (The)*	1,694	121,121
Dentsply Sirona, Inc.	1,915	22,214
Dexcom, Inc.*	3,340	209,752
Edwards Lifesciences Corp.*	4,969	397,918
Hologic, Inc.*	1,889	142,789
IDEXX Laboratories, Inc.*	692	388,828
Insulet Corp.*	601	126,114
ResMed, Inc.	1,269	284,865
STERIS plc	857	189,508
Zimmer Biomet Holdings, Inc.	1,696	153,352

		2,523,133

Health Care Providers & Services (1.4%)
Cardinal Health, Inc.	2,022	427,269
Cencora, Inc.	1,592	500,111
Centene Corp.*	4,170	136,526
Cigna Group (The)	2,281	608,457
DaVita, Inc.*	345	53,023
Elevance Health, Inc.	1,913	560,031
HCA Healthcare, Inc.	1,375	650,705
Henry Schein, Inc.*	912	67,214
Humana, Inc.	1,054	182,753
Labcorp Holdings, Inc.	706	188,368
Pediatrix Medical Group, Inc.*	600	12,834
Quest Diagnostics, Inc.	958	187,749

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Select Medical Holdings Corp.	1,036	$16,876

		3,591,916

Health Care Technology (0.1%)
Teladoc Health, Inc.*	1,828	9,963
Veeva Systems, Inc., Class A*	1,338	235,033

		244,996

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	2,450	279,251
Bio-Techne Corp.	1,348	70,446
Danaher Corp.	5,472	1,037,491
Illumina, Inc.*	1,325	163,319
IQVIA Holdings, Inc.*	1,482	252,740
Mettler-Toledo International, Inc.*	173	218,188
Revvity, Inc.	991	86,822
Waters Corp.*	836	248,961
West Pharmaceutical Services, Inc.	600	150,384

		2,507,602

Pharmaceuticals (1.6%)
Bristol-Myers Squibb Co.	17,475	1,059,859
Jazz Pharmaceuticals plc*	453	85,639
Merck & Co., Inc.	21,296	2,561,696
Zoetis, Inc.	3,780	446,834

		4,154,028

Total Health Care		20,865,345

Industrials (9.0%)
Aerospace & Defense (0.1%)
Axon Enterprise, Inc.*	648	275,199

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	1,032	171,384
Expeditors International of Washington, Inc.	1,153	165,144
United Parcel Service, Inc., Class B	6,350	624,713

		961,241

Building Products (0.9%)
A.O. Smith Corp.	967	63,764
Allegion plc(x)	753	109,403
Builders FirstSource, Inc.*	977	80,436
Carrier Global Corp.	6,462	363,875
Fortune Brands Innovations, Inc.	1,101	42,906
Johnson Controls International plc	5,268	689,845
Lennox International, Inc.(x)	272	126,243
Masco Corp.	1,766	106,614
Owens Corning	682	73,806
Trane Technologies plc	1,906	794,307

		2,451,199

Commercial Services & Supplies (0.2%)
Copart, Inc.*	7,995	265,434
Deluxe Corp.	487	13,412
HNI Corp.	650	21,704
Interface, Inc., Class A	393	9,794
Tetra Tech, Inc.	2,211	66,595
Veralto Corp.	2,096	185,328

		562,267

Construction & Engineering (0.4%)
EMCOR Group, Inc.	387	285,726
Granite Construction, Inc.(x)	350	41,958
Quanta Services, Inc.	1,284	704,941

		1,032,625

Electrical Equipment (0.7%)
Acuity, Inc.(x)	265	74,258
Eaton Corp. plc	3,343	1,195,691
Hubbell, Inc., Class B	455	223,287
Rockwell Automation, Inc.	963	345,601
Sensata Technologies Holding plc	1,266	44,589

		1,883,426

Ground Transportation (1.1%)
ArcBest Corp.	225	22,131
Avis Budget Group, Inc.(x)*	166	24,211
CSX Corp.	15,949	654,706
JB Hunt Transport Services, Inc.	669	141,761
Knight-Swift Transportation Holdings, Inc., Class A	1,332	76,697
Norfolk Southern Corp.	1,918	550,466
Ryder System, Inc.	337	68,987
U-Haul Holding Co.	922	41,186
Union Pacific Corp.	5,079	1,232,267

		2,812,412

Industrial Conglomerates (0.3%)
3M Co.	4,557	661,813

Machinery (3.6%)
AGCO Corp.	526	60,948
Caterpillar, Inc.	4,016	2,845,175
CNH Industrial NV	7,775	85,525
Cummins, Inc.	1,189	639,706
Deere & Co.	2,208	1,243,766
Dover Corp.	1,194	248,889
Flowserve Corp.	1,119	82,258
Fortive Corp.	2,963	163,795
Graco, Inc.	1,392	117,833
IDEX Corp.	661	125,292
Illinois Tool Works, Inc.	2,372	617,408
Ingersoll Rand, Inc.	3,407	272,969
Lincoln Electric Holdings, Inc.	463	115,324
Middleby Corp. (The)*	433	57,407
PACCAR, Inc.	4,500	519,750
Parker-Hannifin Corp.	1,082	968,650
Pentair plc	1,371	119,428
Snap-on, Inc.	457	165,991
Stanley Black & Decker, Inc.	1,358	96,499
Tennant Co.	95	6,308
Timken Co. (The)	545	54,811
Westinghouse Air Brake Technologies Corp.	1,470	367,368
Xylem, Inc.	2,073	247,723

		9,222,823

Passenger Airlines (0.0%)†
Delta Air Lines, Inc.	1,435	95,399

Professional Services (0.6%)
Automatic Data Processing, Inc.	3,460	703,003
Broadridge Financial Solutions, Inc.	1,024	166,380
Exponent, Inc.	387	25,252
ICF International, Inc.	170	11,099
Jacobs Solutions, Inc.	1,025	130,462
ManpowerGroup, Inc.	453	13,345
Paychex, Inc.	2,781	256,186
Paycom Software, Inc.	431	52,384
Robert Half, Inc.	836	21,234
TransUnion	1,648	114,025

		1,493,370

Trading Companies & Distributors (0.7%)
Air Lease Corp., Class A	938	60,914
Applied Industrial Technologies, Inc.	309	81,984
Fastenal Co.	9,817	455,509
Ferguson Enterprises, Inc.	1,691	394,442
United Rentals, Inc.	546	397,794
W.W. Grainger, Inc.	385	419,962

		1,810,605

Total Industrials		23,262,379

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (37.7%)
Communications Equipment (1.3%)
Cisco Systems, Inc.	33,897	$2,630,069
F5, Inc.*	491	142,061
Motorola Solutions, Inc.	1,427	619,275

		3,391,405

Electronic Equipment, Instruments & Components (0.9%)
Cognex Corp.	1,465	71,770
Corning, Inc.	6,997	951,382
Flex Ltd.*	3,206	209,865
Itron, Inc.*	393	35,224
Keysight Technologies, Inc.*	1,475	416,496
TE Connectivity plc	2,507	524,013
Zebra Technologies Corp., Class A*	434	90,741

		2,299,491

IT Services (1.6%)
Accenture plc, Class A	5,296	1,050,144
Akamai Technologies, Inc.*	1,236	141,955
ASGN, Inc.*	455	17,613
Cognizant Technology Solutions Corp., Class A	4,092	251,044
Gartner, Inc.*	592	93,737
International Business Machines Corp.	8,021	1,944,210
MongoDB, Inc.*	701	171,584
Okta, Inc.*	1,402	110,351
Twilio, Inc., Class A*	1,325	166,712
VeriSign, Inc.	718	178,322

		4,125,672

Semiconductors & Semiconductor Equipment (19.6%)
Advanced Micro Devices, Inc.*	14,003	2,848,630
Analog Devices, Inc.	4,215	1,340,960
Applied Materials, Inc.	6,803	2,325,197
First Solar, Inc.*	892	175,956
Intel Corp.*	38,768	1,710,832
Lam Research Corp.	10,777	2,302,614
Marvell Technology, Inc.	7,300	723,065
Microchip Technology, Inc.	4,599	297,142
NVIDIA Corp.	208,685	36,394,664
NXP Semiconductors NV	2,160	425,218
ON Semiconductor Corp.*	3,411	211,209
Skyworks Solutions, Inc.(x)	1,338	71,650
Texas Instruments, Inc.	7,816	1,517,398

		50,344,535

Software (13.3%)
Adobe, Inc.*	3,598	874,602
Atlassian Corp., Class A*	1,416	96,642
Autodesk, Inc.*	1,813	434,032
Cadence Design Systems, Inc.*	2,324	645,770
Docusign, Inc.*	1,784	84,579
Dynatrace, Inc.*	2,620	96,888
Fair Isaac Corp.*	200	213,508
Fortinet, Inc.*	5,441	444,638
Gen Digital, Inc.	4,575	86,147
Guidewire Software, Inc.*	727	108,730
HubSpot, Inc.*	436	106,428
Intuit, Inc.	2,388	1,032,523
Microsoft Corp.	60,637	22,445,998
Nutanix, Inc., Class A*	2,266	86,131
Oracle Corp.	14,753	2,170,314
Palo Alto Networks, Inc.*	6,952	1,114,545
PTC, Inc.*	1,025	146,052
RingCentral, Inc., Class A	524	19,488
Roper Technologies, Inc.	917	324,490
Salesforce, Inc.	8,065	1,505,493
ServiceNow, Inc.*	8,880	928,404
Synopsys, Inc.*	1,647	653,002
Teradata Corp.*	818	20,965
Trimble, Inc.*	2,068	134,896
Tyler Technologies, Inc.*	370	126,681
Workday, Inc., Class A*	1,833	238,143
Zscaler, Inc.*	909	127,524

		34,266,613

Technology Hardware, Storage & Peripherals (1.0%)
Dell Technologies, Inc., Class C	2,730	448,075
Hewlett Packard Enterprise Co.	11,499	273,791
HP, Inc.	7,702	147,955
NetApp, Inc.	1,730	177,135
Seagate Technology Holdings plc	1,875	734,550
Western Digital Corp.	2,943	796,052

		2,577,558

Total Information Technology		97,005,274

Materials (2.7%)
Chemicals (1.8%)
Air Products and Chemicals, Inc.	1,923	558,612
Albemarle Corp.	1,030	184,916
Axalta Coating Systems Ltd.*	1,743	48,281
Ecolab, Inc.	2,197	584,446
HB Fuller Co.	498	30,717
International Flavors & Fragrances, Inc.	2,175	157,796
Linde plc	4,002	1,984,032
LyondellBasell Industries NV, Class A	2,204	177,554
Minerals Technologies, Inc.	284	20,141
Mosaic Co. (The)	2,863	73,007
PPG Industries, Inc.	1,925	205,744
Sherwin-Williams Co. (The)	2,027	649,755

		4,675,001

Construction Materials (0.3%)
CRH plc	5,726	601,917
Martin Marietta Materials, Inc.	519	305,525

		907,442

Containers & Packaging (0.2%)
Avery Dennison Corp.	656	113,278
Ball Corp.	2,192	129,569
International Paper Co.	4,331	154,617
Sealed Air Corp.	1,178	49,535
Sonoco Products Co.	883	47,761

		494,760

Metals & Mining (0.4%)
Newmont Corp.	9,393	1,016,792

Total Materials		7,093,995

Real Estate (2.8%)
Health Care REITs (0.6%)
Healthpeak Properties, Inc. (REIT)	5,860	96,280
Ventas, Inc. (REIT)	3,959	323,767
Welltower, Inc. (REIT)	5,908	1,168,071

		1,588,118

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	6,005	115,056

Industrial REITs (0.4%)
Prologis, Inc. (REIT)	7,961	1,052,285

Office REITs (0.0%)†
BXP, Inc. (REIT)	1,351	70,117
COPT Defense Properties (REIT)	977	29,896

		100,013

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	2,574	348,674

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Jones Lang LaSalle, Inc.*	417	$126,901

		475,575

Residential REITs (0.2%)
AvalonBay Communities, Inc. (REIT)	1,215	198,470
Equity Residential (REIT)	3,127	184,962

		383,432

Retail REITs (0.3%)
Federal Realty Investment Trust (REIT)	742	78,808
Macerich Co. (The) (REIT)	1,986	37,535
Simon Property Group, Inc. (REIT)	2,794	521,165

		637,508

Specialized REITs (1.1%)
American Tower Corp. (REIT)	4,037	696,705
Crown Castle, Inc. (REIT)	3,689	299,953
Digital Realty Trust, Inc. (REIT)	2,950	531,619
Equinix, Inc. (REIT)	845	828,303
Iron Mountain, Inc. (REIT)	2,533	258,721
SBA Communications Corp. (REIT)	935	160,923

		2,776,224

Total Real Estate		7,128,211

Utilities (1.1%)
Electric Utilities (0.3%)
Eversource Energy	3,163	219,133
Exelon Corp.	8,764	429,611
Oklo, Inc., Class A*	953	47,259

		696,003

Gas Utilities (0.2%)
Atmos Energy Corp.	1,366	252,328
New Jersey Resources Corp.	908	49,867
UGI Corp.	1,950	71,019

		373,214

Independent Power and Renewable Electricity Producers (0.0%)†
Ormat Technologies, Inc.	471	52,714

Multi-Utilities (0.5%)
Avista Corp.	768	30,828
CMS Energy Corp.	2,569	199,303
Consolidated Edison, Inc.	3,081	348,708
NiSource, Inc.	3,999	186,593
Sempra	5,600	544,152

		1,309,584

Water Utilities (0.1%)
American Water Works Co., Inc.	1,696	230,809
Essential Utilities, Inc.	2,367	95,319

		326,128

Total Utilities		2,757,643

Total Common Stocks (99.9%) (Cost $82,326,942)		257,159,914

SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	716,085	716,085

Total Short-Term Investments (0.3%) (Cost $716,085)		716,085

Total Investments in Securities (100.2%) (Cost $83,043,027)		257,875,999
Other Assets Less Liabilities (-0.2%)		(508,819)

Net Assets (100%)		$257,367,180

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $788,449. This was collateralized by $66,455 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.750%, maturing 4/15/26 – 11/15/55 and by cash of $716,085 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
BlackRock, Inc.	1,264	1,387,161	—	(34,179)	22,108	(159,489)	1,215,601	7,289	—
Financial Services
Equitable Holdings, Inc.	2,530	120,554	—	—	—	(26,666)	93,888	683	—

Total		1,507,715	—	(34,179)	22,108	(186,155)	1,309,489	7,972	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$31,034,328	$—	$—	$31,034,328
Consumer Discretionary	22,303,170	—	—	22,303,170
Consumer Staples	12,101,764	—	—	12,101,764
Energy	4,564,653	—	—	4,564,653
Financials	29,043,152	—	—	29,043,152
Health Care	20,865,345	—	—	20,865,345
Industrials	23,262,379	—	—	23,262,379
Information Technology	97,005,274	—	—	97,005,274
Materials	7,093,995	—	—	7,093,995
Real Estate	7,128,211	—	—	7,128,211
Utilities	2,757,643	—	—	2,757,643
Short-Term Investments
Investment Companies	716,085	—	—	716,085

Total Assets	$257,875,999	$—	$—	$257,875,999

Total Liabilities	$—	$—	$—	$—

Total	$257,875,999	$—	$—	$257,875,999

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$182,696,709
Aggregate gross unrealized depreciation	(7,899,798)

Net unrealized appreciation	$174,796,911

Federal income tax cost of investments in securities and derivative instruments, if applicable	$83,079,088

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.3%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	281,416	$8,158,250
Comcast Corp., Class A	144,250	4,141,418
Verizon Communications, Inc.	169,906	8,529,281

		20,828,949

Entertainment (1.2%)
Electronic Arts, Inc.	9,053	1,845,635
Live Nation Entertainment, Inc.(x)*	6,422	979,419
Netflix, Inc.*	169,727	16,319,251
Take-Two Interactive Software, Inc.*	6,889	1,360,578
TKO Group Holdings, Inc., Class A	2,583	520,862
Walt Disney Co. (The)	71,214	6,863,605
Warner Bros Discovery, Inc.*	99,521	2,732,847

		30,622,197

Interactive Media & Services (6.9%)
Alphabet, Inc., Class A	234,039	67,300,255
Alphabet, Inc., Class C	187,657	53,831,287
Meta Platforms, Inc., Class A	87,857	50,265,625

		171,397,167

Media (0.2%)
Charter Communications, Inc., Class A*	3,410	736,151
EchoStar Corp., Class A(x)*	5,411	633,466
Fox Corp., Class A	8,302	484,837
Fox Corp., Class B	5,518	293,006
News Corp., Class A	13,977	348,447
News Corp., Class B	5,499	156,776
Omnicom Group, Inc.	12,457	938,137
Paramount Skydance Corp., Class B(x)	11,323	102,133
Trade Desk, Inc. (The), Class A*	17,844	404,880

		4,097,833

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.	19,046	4,000,231

Total Communication Services		230,946,377

Consumer Discretionary (8.9%)
Automobile Components (0.0%)†
Aptiv plc*	8,630	599,267

Automobiles (1.9%)
Ford Motor Co.	159,144	1,836,522
General Motors Co.	36,339	2,707,256
Tesla, Inc.*	113,058	42,029,311

		46,573,089

Broadline Retail (3.4%)
Amazon.com, Inc.*	392,697	81,787,004
eBay, Inc.	18,213	1,657,747

		83,444,751

Distributors (0.0%)†
Genuine Parts Co.	5,780	611,235
Pool Corp.	1,426	288,523

		899,758

Hotels, Restaurants & Leisure (1.6%)
Airbnb, Inc., Class A*	17,000	2,146,760
Booking Holdings, Inc.	1,287	5,418,682
Carnival Corp.	46,234	1,196,536
Chipotle Mexican Grill, Inc.*	51,996	1,664,392
Darden Restaurants, Inc.	4,699	921,192
Domino’s Pizza, Inc.(x)	1,287	461,762
DoorDash, Inc., Class A*	14,919	2,240,088
Expedia Group, Inc.	4,726	1,091,186
Hilton Worldwide Holdings, Inc.	9,160	2,785,373
Las Vegas Sands Corp.	12,516	674,362
Marriott International, Inc., Class A	8,787	2,873,964
McDonald’s Corp.	28,696	8,918,430
MGM Resorts International*	7,487	277,094
Norwegian Cruise Line Holdings Ltd.(x)*	19,330	361,471
Royal Caribbean Cruises Ltd.	10,149	2,792,802
Starbucks Corp.	45,837	4,106,537
Wynn Resorts Ltd.(x)	3,560	361,518
Yum! Brands, Inc.	11,233	1,746,507

		40,038,656

Household Durables (0.2%)
DR Horton, Inc.	10,773	1,478,271
Garmin Ltd.	6,681	1,550,059
Lennar Corp., Class A	8,503	738,401
NVR, Inc.*	106	698,522
PulteGroup, Inc.	7,735	909,713

		5,374,966

Leisure Products (0.0%)†
Hasbro, Inc.	5,188	485,597

Specialty Retail (1.6%)
AutoZone, Inc.*	664	2,242,846
Best Buy Co., Inc.	7,544	484,325
Carvana Co.*	5,765	1,812,401
Home Depot, Inc. (The)	39,961	13,142,773
Lowe’s Cos., Inc.	22,600	5,339,928
O’Reilly Automotive, Inc.*	33,974	3,136,140
Ross Stores, Inc.	13,047	2,826,371
TJX Cos., Inc. (The)	44,493	7,105,532
Tractor Supply Co.	20,971	949,986
Ulta Beauty, Inc.*	1,784	932,515
Williams-Sonoma, Inc.	4,921	897,246

		38,870,063

Textiles, Apparel & Luxury Goods (0.2%)
Deckers Outdoor Corp.*	5,807	581,223
Lululemon Athletica, Inc.*	4,204	643,632
NIKE, Inc., Class B	47,780	2,523,739
Ralph Lauren Corp.	1,512	520,113
Tapestry, Inc.	8,215	1,159,219

		5,427,926

Total Consumer Discretionary		221,714,073

Consumer Staples (4.7%)
Beverages (1.0%)
Brown-Forman Corp., Class B	7,716	204,011
Coca-Cola Co. (The)	155,347	11,814,140
Constellation Brands, Inc., Class A	5,796	869,400
Keurig Dr Pepper, Inc.	54,604	1,437,723
Molson Coors Beverage Co., Class B(x)	7,003	301,549
Monster Beverage Corp.*	28,739	2,082,428
PepsiCo, Inc.	54,768	8,504,923

		25,214,174

Consumer Staples Distribution & Retail (1.9%)
Costco Wholesale Corp.	17,865	17,801,222
Dollar General Corp.	8,822	1,047,436
Dollar Tree, Inc.*	7,213	789,895
Kroger Co. (The)	23,405	1,693,586
Sysco Corp.	19,296	1,376,384
Target Corp.	18,254	2,212,385
Walmart, Inc.	176,312	21,912,055

		46,832,963

Food Products (0.4%)
Archer-Daniels-Midland Co.	19,161	1,392,813
Bunge Global SA	5,379	684,209
Campbell’s Co. (The)(x)	7,885	175,599
Conagra Brands, Inc.	19,445	305,675

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
General Mills, Inc.	21,757	$809,795
Hershey Co. (The)	6,026	1,252,745
Hormel Foods Corp.	10,517	238,210
J M Smucker Co. (The)	4,503	434,269
Kraft Heinz Co. (The)	35,145	790,411
McCormick & Co., Inc. (Non-Voting)	10,254	517,212
Mondelez International, Inc., Class A	51,826	2,987,251
Tyson Foods, Inc., Class A	10,995	704,450

		10,292,639

Household Products (0.7%)
Church & Dwight Co., Inc.	9,364	873,849
Clorox Co. (The)	5,086	527,062
Colgate-Palmolive Co.	32,431	2,764,094
Kimberly-Clark Corp.	13,238	1,277,070
Procter & Gamble Co. (The)	93,423	13,494,018

		18,936,093

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	10,058	721,863
Kenvue, Inc.	78,139	1,347,116

		2,068,979

Tobacco (0.6%)
Altria Group, Inc.	67,642	4,463,696
Philip Morris International, Inc.	62,434	10,322,837

		14,786,533

Total Consumer Staples		118,131,381

Energy (3.6%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	40,094	2,447,739
Halliburton Co.	34,186	1,332,912
SLB Ltd.	60,002	3,083,503

		6,864,154

Oil, Gas & Consumable Fuels (3.3%)
APA Corp.	13,673	580,282
Chevron Corp.#	75,354	15,590,743
ConocoPhillips	49,251	6,501,132
Coterra Energy, Inc.	30,299	1,064,707
Devon Energy Corp.	24,920	1,253,974
Diamondback Energy, Inc.	7,458	1,475,118
EOG Resources, Inc.	21,812	3,153,361
EQT Corp.	24,907	1,585,081
Expand Energy Corp.	9,483	1,041,044
Exxon Mobil Corp.	167,991	28,501,353
Kinder Morgan, Inc.	78,114	2,619,162
Marathon Petroleum Corp.	11,975	2,924,055
Occidental Petroleum Corp.	28,914	1,879,410
ONEOK, Inc.	25,354	2,291,748
Phillips 66	16,131	2,938,746
Targa Resources Corp.	8,650	2,168,814
Texas Pacific Land Corp.(x)	2,323	1,102,403
Valero Energy Corp.	12,184	3,010,423
Williams Cos., Inc. (The)	49,209	3,581,431

		83,262,987

Total Energy		90,127,141

Financials (11.4%)
Banks (3.1%)
Bank of America Corp.	266,739	13,003,526
Citigroup, Inc.	70,248	7,966,826
Citizens Financial Group, Inc.	17,043	1,022,069
Fifth Third Bancorp	36,228	1,683,153
Huntington Bancshares, Inc.	80,141	1,254,207
JPMorgan Chase & Co.	108,385	31,882,532
KeyCorp	37,915	760,196
M&T Bank Corp.	6,216	1,284,971
PNC Financial Services Group, Inc. (The)	16,237	3,378,757
Regions Financial Corp.	34,793	908,793
Truist Financial Corp.	51,067	2,347,550
US Bancorp	62,621	3,256,918
Wells Fargo & Co.	124,320	9,897,115

		78,646,613

Capital Markets (2.9%)
Ameriprise Financial, Inc.	3,669	1,630,504
Ares Management Corp., Class A	8,468	923,859
Bank of New York Mellon Corp. (The)	27,423	3,253,190
BlackRock, Inc.‡	4,269	4,105,540
BlackRock, Inc.	1,546	1,486,804
Blackstone, Inc.	29,863	3,433,946
Cboe Global Markets, Inc.	4,236	1,190,613
Charles Schwab Corp. (The)	67,305	6,325,324
CME Group, Inc.	14,530	4,291,435
Coinbase Global, Inc., Class A(x)*	8,888	1,551,934
FactSet Research Systems, Inc.	1,463	317,456
Franklin Resources, Inc.(x)	11,782	278,291
Goldman Sachs Group, Inc. (The)	12,086	10,224,635
Interactive Brokers Group, Inc., Class A	17,617	1,181,572
Intercontinental Exchange, Inc.	22,950	3,609,576
Invesco Ltd.	18,815	457,016
KKR & Co., Inc.	27,520	2,545,600
Moody’s Corp.	6,166	2,689,918
Morgan Stanley	48,293	7,947,579
MSCI, Inc.	2,904	1,565,285
Nasdaq, Inc.	18,323	1,555,439
Northern Trust Corp.	7,642	1,066,594
Raymond James Financial, Inc.	7,153	1,035,683
Robinhood Markets, Inc., Class A*	31,729	2,198,820
S&P Global, Inc.	12,301	5,232,107
State Street Corp.	11,125	1,407,980
T. Rowe Price Group, Inc.	8,727	786,652

		72,293,352

Consumer Finance (0.5%)
American Express Co.	21,461	6,491,523
Capital One Financial Corp.	25,128	4,584,101
Synchrony Financial	14,351	976,155

		12,051,779

Financial Services (3.3%)
Apollo Global Management, Inc.	18,857	2,101,047
Berkshire Hathaway, Inc., Class B*	73,714	35,323,749
Block, Inc., Class A*	22,080	1,328,774
Corpay, Inc.*	2,794	813,026
Fidelity National Information Services, Inc.	20,884	979,669
Fiserv, Inc.*	21,475	1,198,305
Global Payments, Inc.	9,451	636,052
Jack Henry & Associates, Inc.	2,786	440,300
Mastercard, Inc., Class A	32,738	16,357,869
PayPal Holdings, Inc.	37,271	1,685,767
Visa, Inc., Class A	67,579	20,425,077

		81,289,635

Insurance (1.6%)
Aflac, Inc.	18,955	2,079,553
Allstate Corp. (The)	10,390	2,154,263
American International Group, Inc.	21,692	1,632,323
Aon plc, Class A	8,636	2,787,528
Arch Capital Group Ltd.*	14,452	1,387,247
Arthur J Gallagher & Co.	10,251	2,220,162
Assurant, Inc.	2,073	451,520
Brown & Brown, Inc.	11,989	781,803
Chubb Ltd.	14,569	4,748,474

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Cincinnati Financial Corp.	6,185	$973,210
Erie Indemnity Co., Class A	949	238,493
Everest Group Ltd.	1,586	518,384
Globe Life, Inc.	3,252	452,581
Hartford Insurance Group, Inc. (The)	11,248	1,521,067
Loews Corp.	6,873	733,624
Marsh & McLennan Cos., Inc.	19,387	3,362,675
MetLife, Inc.	21,770	1,539,574
Principal Financial Group, Inc.	8,211	739,893
Progressive Corp. (The)	23,625	4,683,420
Prudential Financial, Inc.	14,152	1,382,509
Travelers Cos., Inc. (The)	8,692	2,535,283
W.R. Berkley Corp.	11,819	783,363
Willis Towers Watson plc	3,850	1,119,195

		38,826,144

Total Financials		283,107,523

Health Care (8.5%)
Biotechnology (1.6%)
AbbVie, Inc.	70,986	15,438,745
Amgen, Inc.	21,698	7,634,441
Biogen, Inc.*	5,812	1,065,514
Gilead Sciences, Inc.	49,993	6,967,525
Incyte Corp.*	6,425	604,721
Moderna, Inc.*	13,943	708,304
Regeneron Pharmaceuticals, Inc.	4,061	3,137,691
Vertex Pharmaceuticals, Inc.*	10,227	4,566,765

		40,123,706

Health Care Equipment & Supplies (1.6%)
Abbott Laboratories	70,067	7,193,779
Align Technology, Inc.*	2,593	444,518
Baxter International, Inc.	20,117	337,966
Becton Dickinson & Co.	11,311	1,778,429
Boston Scientific Corp.*	59,741	3,748,748
Cooper Cos., Inc. (The)*	7,936	567,424
Dexcom, Inc.*	15,610	980,308
Edwards Lifesciences Corp.*	23,135	1,852,651
GE HealthCare Technologies, Inc.	18,174	1,293,625
Hologic, Inc.*	8,899	672,675
IDEXX Laboratories, Inc.*	3,171	1,781,753
Insulet Corp.*	2,815	590,700
Intuitive Surgical, Inc.*	14,291	6,588,008
Medtronic plc	51,676	4,477,725
ResMed, Inc.	5,799	1,301,759
Solventum Corp.*	6,169	402,836
STERIS plc	3,887	859,532
Stryker Corp.	13,871	4,557,872
Zimmer Biomet Holdings, Inc.	8,217	742,981

		40,173,289

Health Care Providers & Services (1.4%)
Cardinal Health, Inc.	9,433	1,993,287
Cencora, Inc.	7,796	2,449,035
Centene Corp.*	18,925	619,605
Cigna Group (The)	10,510	2,803,543
CVS Health Corp.	51,181	3,675,819
DaVita, Inc.*	1,238	190,268
Elevance Health, Inc.	8,858	2,593,180
HCA Healthcare, Inc.	6,293	2,978,099
Henry Schein, Inc.*	3,773	278,070
Humana, Inc.	4,879	845,970
Labcorp Holdings, Inc.	3,281	875,404
McKesson Corp.	4,909	4,248,052
Quest Diagnostics, Inc.	4,310	844,674
UnitedHealth Group, Inc.	36,500	9,876,535
Universal Health Services, Inc., Class B	2,334	417,716

		34,689,257

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	11,294	1,287,290
Bio-Techne Corp.(x)	6,499	339,638
Charles River Laboratories International, Inc.*	1,885	325,162
Danaher Corp.	25,336	4,803,706
IQVIA Holdings, Inc.*	6,698	1,142,277
Mettler-Toledo International, Inc.*	819	1,032,923
Revvity, Inc.(x)	4,728	414,220
Thermo Fisher Scientific, Inc.	15,139	7,441,273
Waters Corp.*	4,002	1,191,795
West Pharmaceutical Services, Inc.	2,806	703,296

		18,681,580

Pharmaceuticals (3.2%)
Bristol-Myers Squibb Co.	82,038	4,975,605
Eli Lilly & Co.	31,854	29,298,354
Johnson & Johnson	96,876	23,680,369
Merck & Co., Inc.	99,572	11,977,516
Pfizer, Inc.	229,103	6,433,212
Viatris, Inc.	46,234	624,621
Zoetis, Inc.	16,968	2,005,787

		78,995,464

Total Health Care		212,663,296

Industrials (8.1%)
Aerospace & Defense (2.1%)
Axon Enterprise, Inc.*	3,144	1,335,225
Boeing Co. (The)*	31,578	6,284,969
GE Aerospace	42,161	11,964,027
General Dynamics Corp.	10,219	3,507,365
Howmet Aerospace, Inc.	16,189	3,730,917
Huntington Ingalls Industries, Inc.	1,564	594,164
L3Harris Technologies, Inc.	7,474	2,579,651
Lockheed Martin Corp.	8,114	4,904,021
Northrop Grumman Corp.	5,329	3,635,657
RTX Corp.	54,043	10,424,895
Textron, Inc.	7,015	614,233
TransDigm Group, Inc.	2,265	2,625,044

		52,200,168

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	4,626	768,240
Expeditors International of Washington, Inc.	5,223	748,090
FedEx Corp.	8,723	3,106,958
United Parcel Service, Inc., Class B	29,702	2,922,083

		7,545,371

Building Products (0.4%)
A.O. Smith Corp.	4,275	281,894
Allegion plc(x)	3,395	493,260
Builders FirstSource, Inc.*	4,388	361,264
Carrier Global Corp.	31,333	1,764,361
Johnson Controls International plc	24,592	3,220,322
Lennox International, Inc.(x)	1,257	583,411
Masco Corp.	8,249	497,992
Trane Technologies plc	8,931	3,721,905

		10,924,409

Commercial Services & Supplies (0.4%)
Cintas Corp.	13,703	2,317,725
Copart, Inc.*	36,401	1,208,513
Republic Services, Inc.	8,188	1,793,336
Rollins, Inc.	12,124	647,543
Veralto Corp.	9,965	881,105
Waste Management, Inc.	14,939	3,432,833

		10,281,055

Construction & Engineering (0.3%)
Comfort Systems USA, Inc.	1,417	1,954,029
EMCOR Group, Inc.	1,786	1,318,622

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Quanta Services, Inc.	6,007	$3,297,963

		6,570,614

Electrical Equipment (1.1%)
AMETEK, Inc.	9,136	1,958,393
Eaton Corp. plc	15,651	5,597,893
Emerson Electric Co.	22,626	2,964,459
GE Vernova, Inc.	10,835	9,457,872
Generac Holdings, Inc.*	2,463	481,098
Hubbell, Inc., Class B	2,180	1,069,813
Rockwell Automation, Inc.	4,558	1,635,775
Vertiv Holdings Co., Class A	15,378	3,853,419

		27,018,722

Ground Transportation (0.8%)
CSX Corp.	74,905	3,074,850
JB Hunt Transport Services, Inc.	2,985	632,521
Norfolk Southern Corp.	9,001	2,583,287
Old Dominion Freight Line, Inc.	7,429	1,451,627
Uber Technologies, Inc.*	82,735	5,951,129
Union Pacific Corp.	23,903	5,799,346

		19,492,760

Industrial Conglomerates (0.4%)
3M Co.	21,011	3,051,428
Honeywell International, Inc.	25,583	5,782,525

		8,833,953

Machinery (1.7%)
Caterpillar, Inc.	18,704	13,251,036
Cummins, Inc.	5,556	2,989,239
Deere & Co.	10,137	5,710,172
Dover Corp.	5,318	1,108,537
Fortive Corp.	12,232	676,185
IDEX Corp.	2,996	567,892
Illinois Tool Works, Inc.	10,597	2,758,293
Ingersoll Rand, Inc.	14,376	1,151,805
Nordson Corp.	2,181	580,277
Otis Worldwide Corp.	15,635	1,205,146
PACCAR, Inc.	21,331	2,463,730
Parker-Hannifin Corp.	5,085	4,552,295
Pentair plc	6,380	555,762
Snap-on, Inc.	2,096	761,309
Stanley Black & Decker, Inc.	6,410	455,495
Westinghouse Air Brake Technologies Corp.	6,783	1,695,140
Xylem, Inc.	9,783	1,169,068

		41,651,381

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	25,922	1,723,295
Southwest Airlines Co.	19,751	742,045
United Airlines Holdings, Inc.*	12,789	1,177,483

		3,642,823

Professional Services (0.3%)
Automatic Data Processing, Inc.	16,035	3,257,991
Broadridge Financial Solutions, Inc.	4,614	749,683
Equifax, Inc.	4,949	891,166
Jacobs Solutions, Inc.	4,744	603,816
Leidos Holdings, Inc.	5,276	820,524
Paychex, Inc.	12,749	1,174,438
Verisk Analytics, Inc.	5,576	1,058,046

		8,555,664

Trading Companies & Distributors (0.2%)
Fastenal Co.	46,261	2,146,510
United Rentals, Inc.	2,534	1,846,171
W.W. Grainger, Inc.	1,781	1,942,733

		5,935,414

Total Industrials		202,652,334

Information Technology (29.6%)
Communications Equipment (1.0%)
Arista Networks, Inc.*	41,608	5,108,630
Ciena Corp.*	5,629	2,185,347
Cisco Systems, Inc.	158,901	12,329,129
F5, Inc.*	2,302	666,038
Lumentum Holdings, Inc.(x)*	2,870	2,016,921
Motorola Solutions, Inc.	6,681	2,899,353

		25,205,418

Electronic Equipment, Instruments & Components (0.8%)
Amphenol Corp., Class A	49,353	6,235,751
CDW Corp.	5,284	639,470
Coherent Corp.*	7,536	1,795,151
Corning, Inc.	31,443	4,275,305
Jabil, Inc.	4,302	1,142,740
Keysight Technologies, Inc.*	6,919	1,953,718
TE Connectivity plc	11,780	2,462,256
Teledyne Technologies, Inc.*	1,913	1,157,384
Zebra Technologies Corp., Class A*	2,092	437,395

		20,099,170

IT Services (0.7%)
Accenture plc, Class A	24,681	4,893,995
Akamai Technologies, Inc.(x)*	5,702	654,875
Cognizant Technology Solutions Corp., Class A	19,468	1,194,362
EPAM Systems, Inc.*	2,276	308,170
Gartner, Inc.*	2,837	449,211
GoDaddy, Inc., Class A*	5,580	461,299
International Business Machines Corp.	37,665	9,129,619
VeriSign, Inc.	3,332	827,535

		17,919,066

Semiconductors & Semiconductor Equipment (13.0%)
Advanced Micro Devices, Inc.*	65,627	13,350,501
Analog Devices, Inc.	19,623	6,242,861
Applied Materials, Inc.	31,907	10,905,494
Broadcom, Inc.	190,385	58,926,061
First Solar, Inc.*	4,335	855,122
Intel Corp.*	188,747	8,329,405
KLA Corp.	5,255	7,737,515
Lam Research Corp.	50,200	10,725,732
Microchip Technology, Inc.	21,799	1,408,433
Micron Technology, Inc.	45,262	15,291,314
Monolithic Power Systems, Inc.	1,939	2,120,006
NVIDIA Corp.	976,838	170,360,547
NXP Semiconductors NV	10,265	2,020,768
ON Semiconductor Corp.*	15,697	971,958
Qnity Electronics, Inc.	8,425	972,076
QUALCOMM, Inc.	42,720	5,501,482
Skyworks Solutions, Inc.(x)	6,026	322,692
Teradyne, Inc.	6,371	1,888,747
Texas Instruments, Inc.	36,601	7,105,718

		325,036,432

Software (7.4%)
Adobe, Inc.*	16,501	4,011,063
AppLovin Corp., Class A*	10,911	4,342,578
Autodesk, Inc.*	8,501	2,035,139
Cadence Design Systems, Inc.*	10,966	3,047,122
Crowdstrike Holdings, Inc., Class A*	10,124	3,952,511
Datadog, Inc., Class A*	13,061	1,541,851
Fair Isaac Corp.*	963	1,028,041
Fortinet, Inc.*	25,470	2,081,408
Gen Digital, Inc.	22,422	422,206
Intuit, Inc.	11,229	4,855,195
Microsoft Corp.	298,504	110,497,226
Oracle Corp.	67,922	9,992,005
Palantir Technologies, Inc., Class A*	91,714	13,415,924

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Palo Alto Networks, Inc.*	32,484	$5,207,835
PTC, Inc.*	4,841	689,794
Roper Technologies, Inc.	4,294	1,519,475
Salesforce, Inc.	37,666	7,031,112
ServiceNow, Inc.*	41,894	4,380,018
Synopsys, Inc.*	7,690	3,048,931
Trimble, Inc.*	9,285	605,661
Tyler Technologies, Inc.*	1,712	586,155
Workday, Inc., Class A*	8,626	1,120,690

		185,411,940

Technology Hardware, Storage & Peripherals (6.7%)
Apple, Inc.#	590,169	149,778,991
Dell Technologies, Inc., Class C	12,029	1,974,320
Hewlett Packard Enterprise Co.	52,205	1,243,001
HP, Inc.	37,340	717,301
NetApp, Inc.	8,133	832,738
Sandisk Corp.*	5,947	3,778,367
Seagate Technology Holdings plc	8,781	3,440,045
Super Micro Computer, Inc.(x)*	19,778	450,345
Western Digital Corp.	13,568	3,670,008

		165,885,116

Total Information Technology		739,557,142

Materials (1.9%)
Chemicals (1.1%)
Air Products and Chemicals, Inc.	8,863	2,574,613
Albemarle Corp.	4,611	827,813
CF Industries Holdings, Inc.	6,082	789,687
Corteva, Inc.	27,194	2,276,410
Dow, Inc.	29,338	1,221,927
DuPont de Nemours, Inc.	16,795	769,211
Ecolab, Inc.	10,249	2,726,439
International Flavors & Fragrances, Inc.	10,556	765,838
Linde plc	18,816	9,328,220
LyondellBasell Industries NV, Class A	10,595	853,533
Mosaic Co. (The)	12,266	312,783
PPG Industries, Inc.	9,140	976,883
Sherwin-Williams Co. (The)	9,280	2,974,704

		26,398,061

Construction Materials (0.2%)
CRH plc	26,944	2,832,353
Martin Marietta Materials, Inc.	2,414	1,421,074
Vulcan Materials Co.	5,407	1,472,326

		5,725,753

Containers & Packaging (0.2%)
Amcor plc	18,933	752,587
Avery Dennison Corp.	2,986	515,622
Ball Corp.	10,590	625,975
International Paper Co.	21,459	766,086
Packaging Corp. of America	3,698	784,790
Smurfit Westrock plc	21,205	845,019

		4,290,079

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	57,874	3,401,834
Newmont Corp.	43,972	4,759,969
Nucor Corp.	9,058	1,531,708
Steel Dynamics, Inc.	5,457	982,260

		10,675,771

Total Materials		47,089,664

Real Estate (1.8%)
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	6,593	306,047
Healthpeak Properties, Inc. (REIT)	28,351	465,807
Ventas, Inc. (REIT)	19,137	1,565,024
Welltower, Inc. (REIT)	28,049	5,545,568

		7,882,446

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	25,604	490,573

Industrial REITs (0.2%)
Prologis, Inc. (REIT)	37,435	4,948,158

Office REITs (0.0%)†
BXP, Inc. (REIT)	6,344	329,253

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	11,504	1,558,332
CoStar Group, Inc.*	17,344	699,657

		2,257,989

Residential REITs (0.2%)
AvalonBay Communities, Inc. (REIT)	5,802	947,757
Camden Property Trust (REIT)	4,261	416,129
Equity Residential (REIT)	13,635	806,510
Essex Property Trust, Inc. (REIT)	2,664	644,688
Invitation Homes, Inc. (REIT)	22,978	571,003
Mid-America Apartment Communities, Inc. (REIT)	4,680	571,522
UDR, Inc. (REIT)	12,659	427,621

		4,385,230

Retail REITs (0.3%)
Federal Realty Investment Trust (REIT)	2,974	315,869
Kimco Realty Corp. (REIT)	27,900	626,913
Realty Income Corp. (REIT)	37,308	2,282,503
Regency Centers Corp. (REIT)	6,735	509,570
Simon Property Group, Inc. (REIT)	13,001	2,425,077

		6,159,932

Specialized REITs (0.7%)
American Tower Corp. (REIT)	18,864	3,255,549
Crown Castle, Inc. (REIT)	17,530	1,425,364
Digital Realty Trust, Inc. (REIT)	13,011	2,344,712
Equinix, Inc. (REIT)	3,958	3,879,790
Extra Space Storage, Inc. (REIT)	8,455	1,108,704
Iron Mountain, Inc. (REIT)	11,845	1,209,848
Public Storage (REIT)	6,402	1,734,174
SBA Communications Corp. (REIT)	4,234	728,714
VICI Properties, Inc. (REIT), Class A	42,897	1,171,946
Weyerhaeuser Co. (REIT)	29,257	714,749

		17,573,550

Total Real Estate		44,027,131

Utilities (2.3%)
Electric Utilities (1.5%)
Alliant Energy Corp.	10,328	741,137
American Electric Power Co., Inc.	21,525	2,821,497
Constellation Energy Corp.	12,576	3,511,848
Duke Energy Corp.	31,335	4,103,005
Edison International	15,333	1,122,069
Entergy Corp.	18,057	2,028,884
Evergy, Inc.	9,193	753,090
Eversource Energy	15,183	1,051,878
Exelon Corp.	41,049	2,012,222
FirstEnergy Corp.	21,110	1,069,433
NextEra Energy, Inc.	83,918	7,794,304
NRG Energy, Inc.	8,691	1,270,103
PG&E Corp.	89,120	1,565,838
Pinnacle West Capital Corp.	4,727	476,245
PPL Corp.	29,348	1,121,094

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Southern Co. (The)	44,369	$4,282,496
Xcel Energy, Inc.	23,672	1,880,504

		37,605,647

Gas Utilities (0.1%)
Atmos Energy Corp.	6,663	1,230,789

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	27,984	394,294
Vistra Corp.	12,911	1,940,911

		2,335,205

Multi-Utilities (0.6%)
Ameren Corp.	10,773	1,184,168
CenterPoint Energy, Inc.	26,715	1,153,019
CMS Energy Corp.	12,160	943,373
Consolidated Edison, Inc.	14,315	1,620,172
Dominion Energy, Inc.	34,610	2,139,590
DTE Energy Co.	8,312	1,215,381
NiSource, Inc.	18,820	878,141
Public Service Enterprise Group, Inc.	20,098	1,626,933
Sempra	26,053	2,531,570
WEC Energy Group, Inc.	13,159	1,523,418

		14,815,765

Water Utilities (0.0%)†
American Water Works Co., Inc.	7,794	1,060,686

Total Utilities		57,048,092

Total Common Stocks (90.1%) (Cost $509,430,929)		2,247,064,154

SHORT-TERM INVESTMENTS:
Investment Companies (2.0%)
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	3,646,923	3,646,923
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	45,686,922	45,691,492

Total Investment Companies		49,338,415

Total Short-Term Investments (2.0%) (Cost $49,343,204)		49,338,415

Total Investments in Securities (92.1%) (Cost $558,774,133)		2,296,402,569
Other Assets Less Liabilities (7.9%)		197,905,502

Net Assets (100%)		$2,494,308,071

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $5,715,840.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $7,216,376. This was collateralized by $3,358,583 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.625%, maturing 4/15/26 – 11/15/54 and by cash of $3,704,748 of which $3,646,923 was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
BlackRock, Inc.	4,269	4,776,927	—	(202,363)	163,090	(632,114)	4,105,540	24,983	—

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	758	6/2026	USD	249,031,425	(5,762,261)

					(5,762,261)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$230,946,377	$—	$—	$230,946,377
Consumer Discretionary	221,714,073	—	—	221,714,073
Consumer Staples	118,131,381	—	—	118,131,381
Energy	90,127,141	—	—	90,127,141
Financials	283,107,523	—	—	283,107,523
Health Care	212,663,296	—	—	212,663,296
Industrials	202,652,334	—	—	202,652,334
Information Technology	739,557,142	—	—	739,557,142
Materials	47,089,664	—	—	47,089,664
Real Estate	44,027,131	—	—	44,027,131
Utilities	57,048,092	—	—	57,048,092
Short-Term Investments
Investment Companies	49,338,415	—	—	49,338,415

Total Assets	$2,296,402,569	$—	$—	$2,296,402,569

Liabilities:
Futures	$(5,762,261)	$—	$—	$(5,762,261)

Total Liabilities	$(5,762,261)	$—	$—	$(5,762,261)

Total	$2,290,640,308	$—	$—	$2,290,640,308

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,776,906,773
Aggregate gross unrealized depreciation	(46,844,938)

Net unrealized appreciation	$1,730,061,835

Federal income tax cost of investments in securities and derivative instruments, if applicable	$560,578,473

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (0.9%)
Entertainment (0.1%)
Warner Music Group Corp., Class A	12,618	$322,264

Interactive Media & Services (0.3%)
Pinterest, Inc., Class A(x)*	48,932	897,413

Media (0.5%)
New York Times Co. (The), Class A	13,318	1,115,116
Nexstar Media Group, Inc., Class A	2,364	427,482

		1,542,598

Total Communication Services		2,762,275

Consumer Discretionary (10.0%)
Automobile Components (1.0%)
Autoliv, Inc.	5,741	603,723
BorgWarner, Inc.	17,346	941,194
Gentex Corp.	18,212	397,932
Goodyear Tire & Rubber Co. (The)*	24,293	161,063
Lear Corp.	4,240	513,379
Visteon Corp.	2,208	201,171

		2,818,462

Automobiles (0.2%)
Harley-Davidson, Inc.	9,616	194,435
Thor Industries, Inc.	4,504	359,825

		554,260

Broadline Retail (0.3%)
Macy’s, Inc.	22,133	400,386
Ollie’s Bargain Outlet Holdings, Inc.*	5,061	465,815

		866,201

Diversified Consumer Services (0.8%)
Duolingo, Inc., Class A*	3,333	328,534
Graham Holdings Co., Class B	278	293,918
Grand Canyon Education, Inc.*	2,241	381,037
H&R Block, Inc.	10,496	333,143
Service Corp. International	11,682	963,882

		2,300,514

Hotels, Restaurants & Leisure (2.3%)
Aramark	21,723	880,650
Boyd Gaming Corp.	4,577	376,138
Cava Group, Inc.*	8,295	671,066
Choice Hotels International, Inc.(x)	1,611	166,739
Churchill Downs, Inc.	5,640	506,641
Dutch Bros, Inc., Class A*	10,626	538,313
Hilton Grand Vacations, Inc.*	5,029	196,734
Hyatt Hotels Corp., Class A(x)	3,478	500,102
Planet Fitness, Inc., Class A*	6,846	509,205
Texas Roadhouse, Inc., Class A	5,497	907,775
Travel + Leisure Co.	5,376	371,965
Vail Resorts, Inc.(x)	2,981	382,522
Wingstop, Inc.	2,312	358,291
Wyndham Hotels & Resorts, Inc.	6,254	508,012

		6,874,153

Household Durables (1.4%)
KB Home	5,190	268,582
Somnigroup International, Inc.	17,542	1,296,705
Taylor Morrison Home Corp., Class A*	8,036	468,017
Toll Brothers, Inc.	7,880	1,075,383
TopBuild Corp.*	2,336	820,637
Whirlpool Corp.(x)	5,389	290,575

		4,219,899

Leisure Products (0.4%)
Brunswick Corp.	5,567	405,055
Mattel, Inc.*	25,870	375,891
Polaris, Inc.	4,674	254,733
YETI Holdings, Inc.*	6,412	234,615

		1,270,294

Specialty Retail (3.1%)
Abercrombie & Fitch Co., Class A*	3,815	348,577
AutoNation, Inc.*	2,245	438,359
Bath & Body Works, Inc.	16,925	315,990
Burlington Stores, Inc.*	5,171	1,682,540
Chewy, Inc., Class A*	19,774	533,898
Dick’s Sporting Goods, Inc.	5,494	1,089,405
Five Below, Inc.*	4,568	1,043,697
Floor & Decor Holdings, Inc., Class A*	9,004	457,403
GameStop Corp., Class A(x)*	34,297	790,203
Gap, Inc. (The)	18,781	454,500
Lithia Motors, Inc., Class A	2,041	509,678
Murphy USA, Inc.	1,406	694,522
Penske Automotive Group, Inc.	1,550	231,756
RH*	1,327	185,541
Valvoline, Inc.(x)*	10,611	357,378

		9,133,447

Textiles, Apparel & Luxury Goods (0.5%)
Capri Holdings Ltd.*	10,233	180,306
Columbia Sportswear Co.	1,884	103,262
Crocs, Inc.*	4,243	352,254
PVH Corp.	3,837	267,669
VF Corp.	27,892	473,885

		1,377,376

Total Consumer Discretionary		29,414,606

Consumer Staples (4.1%)
Beverages (0.5%)
Boston Beer Co., Inc. (The), Class A*	613	141,235
Celsius Holdings, Inc.*	13,334	473,091
Coca-Cola Consolidated, Inc.	4,777	915,942

		1,530,268

Consumer Staples Distribution & Retail (2.6%)
Albertsons Cos., Inc., Class A	32,169	548,160
BJ’s Wholesale Club Holdings, Inc.*	10,817	1,064,609
Casey’s General Stores, Inc.	3,054	2,222,884
Maplebear, Inc.*	15,057	564,035
Performance Food Group Co.*	13,071	1,119,662
Sprouts Farmers Market, Inc.*	7,938	612,258
US Foods Holding Corp.*	18,288	1,686,337

		7,817,945

Food Products (0.8%)
Darling Ingredients, Inc.*	13,119	811,410
Flowers Foods, Inc.	17,241	140,514
Ingredion, Inc.	5,120	576,819
Marzetti Co. (The)	1,644	227,415
Pilgrim’s Pride Corp.	3,379	127,591
Post Holdings, Inc.*	3,844	380,018

		2,263,767

Personal Care Products (0.2%)
BellRing Brands, Inc.*	10,206	164,214
Coty, Inc., Class A*	33,969	68,278
e.l.f. Beauty, Inc.*	4,882	295,898

		528,390

Total Consumer Staples		12,140,370

Energy (4.9%)
Energy Equipment & Services (1.4%)
NOV, Inc.	30,569	575,003
TechnipFMC plc	33,512	2,316,685
Valaris Ltd.*	5,473	536,573

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Weatherford International plc	5,961	$563,791

		3,992,052

Oil, Gas & Consumable Fuels (3.5%)
Antero Midstream Corp.	27,913	636,416
Antero Resources Corp.*	24,057	1,020,979
Chord Energy Corp.	4,687	666,398
CNX Resources Corp.*	11,744	452,731
DT Midstream, Inc.	8,426	1,134,729
HF Sinclair Corp.	13,115	818,245
Matador Resources Co.	9,537	602,548
Murphy Oil Corp.	11,318	466,868
Ovintiv, Inc.	23,426	1,390,567
PBF Energy, Inc., Class A	6,743	321,102
Permian Resources Corp., Class A	61,117	1,303,014
Range Resources Corp.	19,600	885,528
Viper Energy, Inc., Class A	15,529	729,708

		10,428,833

Total Energy		14,420,885

Financials (13.4%)
Banks (5.3%)
Associated Banc-Corp.	12,934	334,473
Bank OZK	8,510	390,524
Columbia Banking System, Inc.	25,136	689,481
Commerce Bancshares, Inc.	11,390	560,388
Cullen/Frost Bankers, Inc.	5,333	731,048
East West Bancorp, Inc.	11,508	1,228,594
First Financial Bankshares, Inc.	10,244	301,686
First Horizon Corp.	41,353	941,194
Flagstar Bank NA	25,532	336,256
FNB Corp.	30,971	517,835
Glacier Bancorp, Inc.	10,980	490,477
Hancock Whitney Corp.	6,971	443,286
Home BancShares, Inc.	15,359	413,618
International Bancshares Corp.	4,310	290,020
Old National Bancorp	29,377	649,232
Pinnacle Financial Partners, Inc.	12,584	1,083,986
Prosperity Bancshares, Inc.	8,338	560,147
SouthState Bank Corp.	8,234	761,810
Texas Capital Bancshares, Inc.*	3,650	346,312
UMB Financial Corp.	6,060	683,507
United Bankshares, Inc.	11,534	477,738
Valley National Bancorp	42,314	519,616
Webster Financial Corp.	13,463	934,601
Western Alliance Bancorp	8,712	617,245
Wintrust Financial Corp.	5,717	794,320
Zions Bancorp NA	12,470	718,521

		15,815,915

Capital Markets (2.4%)
Affiliated Managers Group, Inc.	2,367	654,949
Carlyle Group, Inc. (The)(x)	22,541	1,090,759
Evercore, Inc., Class A	3,349	999,710
Federated Hermes, Inc., Class B	6,284	356,366
Hamilton Lane, Inc., Class A	3,548	352,671
Houlihan Lokey, Inc., Class A	4,819	692,105
Janus Henderson Group plc	10,538	541,337
Jefferies Financial Group, Inc.	14,251	588,139
Morningstar, Inc.	1,943	328,464
SEI Investments Co.	8,215	644,631
Stifel Financial Corp.	13,474	995,998

		7,245,129

Consumer Finance (0.7%)
Ally Financial, Inc.	24,289	952,857
FirstCash Holdings, Inc.	3,428	644,464
SLM Corp.	17,561	375,981

		1,973,302

Financial Services (1.0%)
Corebridge Financial, Inc.	6,156	146,882
Equitable Holdings, Inc.‡	6,765	251,049
Essent Group Ltd.	7,937	463,838
Euronet Worldwide, Inc.*	3,219	213,645
MGIC Investment Corp.	18,306	480,533
Shift4 Payments, Inc., Class A(x)*	5,812	254,159
Voya Financial, Inc.	8,751	597,868
WEX, Inc.*	2,821	431,726

		2,839,700

Insurance (3.4%)
American Financial Group, Inc.	5,871	749,785
Brighthouse Financial, Inc.*	4,852	290,538
CNO Financial Group, Inc.	8,748	359,193
Fidelity National Financial, Inc.	21,398	992,439
First American Financial Corp.	8,593	518,072
Hanover Insurance Group, Inc. (The)	2,990	518,317
Kinsale Capital Group, Inc.	1,855	633,779
Old Republic International Corp.	19,141	763,726
Primerica, Inc.	2,902	726,893
Reinsurance Group of America, Inc.	5,588	1,140,846
RenaissanceRe Holdings Ltd.	3,696	1,098,562
RLI Corp.	7,533	429,682
Ryan Specialty Holdings, Inc., Class A	10,000	337,400
Selective Insurance Group, Inc.	5,171	389,842
Unum Group	13,273	969,327

		9,918,401

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Annaly Capital Management, Inc. (REIT)	59,966	1,268,281
Starwood Property Trust, Inc. (REIT)(x)	30,737	529,291

		1,797,572

Total Financials		39,590,019

Health Care (8.0%)
Biotechnology (2.7%)
Arrowhead Pharmaceuticals, Inc.*	11,678	732,211
BioMarin Pharmaceutical, Inc.*	15,948	900,903
Cytokinetics, Inc.*	10,274	677,159
Exelixis, Inc.*	21,756	933,115
Halozyme Therapeutics, Inc.*	9,869	637,833
Neurocrine Biosciences, Inc.*	8,341	1,098,843
Roivant Sciences Ltd.*	37,606	1,041,686
United Therapeutics Corp.*	3,569	2,116,346

		8,138,096

Health Care Equipment & Supplies (1.4%)
Dentsply Sirona, Inc.	16,887	195,889
Envista Holdings Corp.*	13,790	349,852
Globus Medical, Inc., Class A*	9,271	798,789
Haemonetics Corp.*	3,902	219,917
Lantheus Holdings, Inc.*	5,490	416,417
LivaNova plc*	4,684	297,715
Masimo Corp.*	3,818	679,108
Penumbra, Inc.*	3,271	1,074,098

		4,031,785

Health Care Providers & Services (1.6%)
Chemed Corp.	1,173	443,089
Encompass Health Corp.	8,409	813,403
Ensign Group, Inc. (The)	4,763	959,744
HealthEquity, Inc.*	7,131	595,938
Hims & Hers Health, Inc.(x)*	17,338	359,937
Option Care Health, Inc.*	13,192	355,129
Tenet Healthcare Corp.*	7,181	1,355,126

		4,882,366

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Technology (0.1%)
Doximity, Inc., Class A*	11,338	$264,175

Life Sciences Tools & Services (1.5%)
Avantor, Inc.*	57,617	451,717
Bio-Rad Laboratories, Inc., Class A*	1,527	425,651
Bruker Corp.	9,461	341,731
Illumina, Inc.*	12,732	1,569,346
Medpace Holdings, Inc.*	1,865	895,555
Repligen Corp.*	4,491	529,130
Sotera Health Co.*	19,477	279,300

		4,492,430

Pharmaceuticals (0.7%)
Elanco Animal Health, Inc.*	41,528	993,765
Jazz Pharmaceuticals plc*	5,095	963,210

		1,956,975

Total Health Care		23,765,827

Industrials (23.0%)
Aerospace & Defense (4.0%)
AeroVironment, Inc.*	2,664	487,645
ATI, Inc.*	11,110	1,616,061
BWX Technologies, Inc.	7,620	1,558,214
Carpenter Technology Corp.	4,151	1,636,117
Curtiss-Wright Corp.	3,051	2,078,097
Hexcel Corp.	6,575	532,115
Kratos Defense & Security Solutions, Inc.*	15,385	1,084,796
Moog, Inc., Class A	2,315	677,461
StandardAero, Inc.*	16,030	414,055
Woodward, Inc.	4,958	1,774,567

		11,859,128

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	9,409	487,857

Building Products (1.7%)
AAON, Inc.(x)	5,632	466,048
Advanced Drainage Systems, Inc.	5,980	820,037
Carlisle Cos., Inc.	3,394	1,132,306
Fortune Brands Innovations, Inc.	10,204	397,650
Owens Corning	7,009	758,514
Simpson Manufacturing Co., Inc.	3,459	593,634
Trex Co., Inc.*	8,919	324,830
UFP Industries, Inc.	4,880	449,546

		4,942,565

Commercial Services & Supplies (1.4%)
Brink’s Co. (The)	3,535	366,332
Clean Harbors, Inc.*	4,166	1,194,517
MSA Safety, Inc.	3,030	496,768
RB Global, Inc.	15,573	1,492,672
Tetra Tech, Inc.	21,830	657,520

		4,207,809

Construction & Engineering (2.4%)
AECOM	11,006	933,529
API Group Corp.*	32,136	1,302,151
Dycom Industries, Inc.*	2,495	845,356
Fluor Corp.*	13,480	628,842
MasTec, Inc.*	5,146	1,655,674
Sterling Infrastructure, Inc.*	2,506	1,020,618
Valmont Industries, Inc.	1,625	649,301

		7,035,471

Electrical Equipment (2.0%)
Acuity, Inc.	2,548	714,001
EnerSys	3,017	524,113
Nextpower, Inc., Class A*	12,323	1,485,538
nVent Electric plc	13,439	1,589,565
Regal Rexnord Corp.	5,566	1,042,289
Sensata Technologies Holding plc	12,136	427,430
Vicor Corp.*	1,861	299,621

		6,082,557

Ground Transportation (1.6%)
Avis Budget Group, Inc.(x)*	1,412	205,940
Knight-Swift Transportation Holdings, Inc., Class A	13,555	780,497
Landstar System, Inc.	2,798	448,547
Ryder System, Inc.	3,288	673,086
Saia, Inc.*	2,220	779,842
XPO, Inc.*	9,756	1,898,030

		4,785,942

Machinery (5.3%)
AGCO Corp.	4,989	578,075
Chart Industries, Inc.*	3,767	778,827
CNH Industrial NV	75,265	827,915
Crane Co.	4,053	693,063
Donaldson Co., Inc.	9,668	820,523
Esab Corp.	4,785	462,518
Flowserve Corp.	10,631	781,485
Graco, Inc.	13,400	1,134,310
ITT, Inc.	7,120	1,356,574
Lincoln Electric Holdings, Inc.	4,511	1,123,600
Middleby Corp. (The)*	3,892	516,001
Mueller Industries, Inc.	9,197	1,019,028
Oshkosh Corp.	5,252	773,147
RBC Bearings, Inc.*	2,613	1,419,172
SPX Technologies, Inc.*	4,121	823,953
Terex Corp.	9,401	555,599
Timken Co. (The)	5,224	525,378
Toro Co. (The)	8,087	755,649
Watts Water Technologies, Inc., Class A	2,202	639,219

		15,584,036

Marine Transportation (0.2%)
Kirby Corp.*	4,453	591,715

Passenger Airlines (0.3%)
Alaska Air Group, Inc.*	9,800	360,444
American Airlines Group, Inc.*	55,506	596,134

		956,578

Professional Services (2.3%)
Booz Allen Hamilton Holding Corp.	10,146	791,692
CACI International, Inc., Class A*	1,816	987,668
Concentrix Corp.(x)	3,922	107,306
ExlService Holdings, Inc.*	13,022	396,520
Exponent, Inc.	4,031	263,023
FTI Consulting, Inc.*	2,513	444,223
Genpact Ltd.	13,219	492,408
KBR, Inc.	10,737	395,766
Maximus, Inc.	4,632	296,911
Parsons Corp.*	4,457	241,436
Paylocity Holding Corp.*	3,701	399,856
Science Applications International Corp.	3,834	363,923
TransUnion	16,132	1,116,173
UL Solutions, Inc., Class A	6,390	547,687

		6,844,592

Trading Companies & Distributors (1.6%)
Applied Industrial Technologies, Inc.	3,060	811,879
Core & Main, Inc., Class A*	15,885	784,719
GATX Corp.	3,002	512,562
MSC Industrial Direct Co., Inc., Class A	3,747	345,736
Watsco, Inc.(x)	2,913	1,059,720

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
WESCO International, Inc.	4,010	$1,097,216

		4,611,832

Total Industrials		67,990,082

Information Technology (11.1%)
Electronic Equipment, Instruments & Components (3.5%)
Advanced Energy Industries, Inc.	3,118	1,006,210
Arrow Electronics, Inc.*	4,229	606,481
Avnet, Inc.	6,798	418,893
Belden, Inc.	3,234	371,360
Cognex Corp.	13,910	681,451
Crane NXT Co.	4,136	167,880
Fabrinet*	2,925	1,525,446
Flex Ltd.*	30,892	2,022,190
IPG Photonics Corp.*	2,077	238,004
Littelfuse, Inc.	2,077	704,830
Novanta, Inc.*	2,928	345,826
TD SYNNEX Corp.	6,249	1,054,269
TTM Technologies, Inc.*	8,598	837,617
Vontier Corp.	11,702	415,070

		10,395,527

IT Services (1.0%)
Kyndryl Holdings, Inc.*	19,222	252,193
Okta, Inc.*	14,176	1,115,793
Twilio, Inc., Class A*	12,637	1,589,987

		2,957,973

Semiconductors & Semiconductor Equipment (3.3%)
Allegro MicroSystems, Inc.*	10,385	327,439
Amkor Technology, Inc.	9,528	429,046
Cirrus Logic, Inc.(x)*	4,124	596,413
Entegris, Inc.	12,661	1,484,376
Lattice Semiconductor Corp.*	11,370	1,054,681
MACOM Technology Solutions Holdings, Inc.*	5,366	1,191,628
MKS, Inc.	5,610	1,289,234
Onto Innovation, Inc.*	4,129	846,734
Rambus, Inc.*	8,975	772,119
Silicon Laboratories, Inc.*	2,750	572,412
SiTime Corp.*	1,829	631,645
Synaptics, Inc.*	3,269	228,961
Universal Display Corp.	3,632	332,909

		9,757,597

Software (2.7%)
Appfolio, Inc., Class A*	2,012	317,534
Bentley Systems, Inc., Class B	12,412	435,909
BILL Holdings, Inc.(x)*	7,475	286,293
Blackbaud, Inc.*	3,063	118,262
Commvault Systems, Inc.*	3,679	286,557
Docusign, Inc.*	16,684	790,989
Dolby Laboratories, Inc., Class A	5,069	304,444
Dropbox, Inc., Class A(x)*	14,126	320,943
Dynatrace, Inc.*	24,985	923,945
Guidewire Software, Inc.*	7,071	1,057,539
InterDigital, Inc.	2,068	624,536
Manhattan Associates, Inc.*	5,001	665,733
Nutanix, Inc., Class A*	22,562	857,582
Pegasystems, Inc.	7,611	323,924
Qualys, Inc.*	2,946	258,806
UiPath, Inc., Class A*	35,331	392,174

		7,965,170

Technology Hardware, Storage & Peripherals (0.6%)
Everpure, Inc., Class A*	26,158	1,544,368

Total Information Technology		32,620,635

Materials (5.3%)
Chemicals (1.6%)
Ashland, Inc.	3,827	212,819
Avient Corp.	7,637	277,223
Axalta Coating Systems Ltd.*	17,904	495,941
Cabot Corp.	4,263	321,047
NewMarket Corp.	642	411,490
Olin Corp.	9,785	290,908
RPM International, Inc.	10,745	1,068,053
Scotts Miracle-Gro Co. (The)	3,780	229,862
Solstice Advanced Materials, Inc.	12,945	985,891
Westlake Corp.	2,843	332,119

		4,625,353

Construction Materials (0.3%)
Eagle Materials, Inc.	2,595	491,623
Knife River Corp.*	4,662	380,652

		872,275

Containers & Packaging (0.9%)
AptarGroup, Inc.	5,257	662,487
Crown Holdings, Inc.	9,501	952,475
Graphic Packaging Holding Co.	25,343	251,910
Greif, Inc., Class A	2,020	135,481
Silgan Holdings, Inc.(x)	7,201	279,399
Sonoco Products Co.	8,073	436,669

		2,718,421

Metals & Mining (2.4%)
Alcoa Corp.	21,530	1,428,085
Cleveland-Cliffs, Inc.*	47,743	403,428
Commercial Metals Co.	9,501	583,646
Hecla Mining Co.	55,813	1,039,796
MP Materials Corp.(x)*	11,237	542,298
Reliance, Inc.	4,400	1,337,248
Royal Gold, Inc.	6,810	1,733,077

		7,067,578

Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.	5,363	390,158

Total Materials		15,673,785

Real Estate (6.2%)
Diversified REITs (0.4%)
WP Carey, Inc. (REIT)	18,670	1,268,813

Health Care REITs (1.1%)
American Healthcare REIT, Inc. (REIT)	14,763	696,223
CareTrust REIT, Inc. (REIT)	17,810	652,737
Healthcare Realty Trust, Inc. (REIT), Class A	29,779	505,945
Omega Healthcare Investors, Inc. (REIT)	24,560	1,076,219
Sabra Health Care REIT, Inc. (REIT)	20,868	401,292

		3,332,416

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)(x)	18,157	191,193

Industrial REITs (0.9%)
EastGroup Properties, Inc. (REIT)	4,444	822,540
First Industrial Realty Trust, Inc. (REIT)	11,046	639,011
Rexford Industrial Realty, Inc. (REIT)(x)	19,532	639,283
STAG Industrial, Inc. (REIT)	16,003	577,068

		2,677,902

Office REITs (0.4%)
COPT Defense Properties (REIT)	9,168	280,541
Cousins Properties, Inc. (REIT)	14,111	318,485
Kilroy Realty Corp. (REIT)(x)	9,070	255,865

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Vornado Realty Trust (REIT)	13,571	$352,710

		1,207,601

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.*	3,945	1,200,542

Residential REITs (0.7%)
American Homes 4 Rent (REIT), Class A	27,610	770,871
Equity LifeStyle Properties, Inc. (REIT)	16,334	1,019,568
Independence Realty Trust, Inc. (REIT)	19,366	288,360

		2,078,799

Retail REITs (0.9%)
Agree Realty Corp. (REIT)(x)	9,941	749,352
Brixmor Property Group, Inc. (REIT)	25,181	725,213
Kite Realty Group Trust (REIT)	17,562	431,147
NNN REIT, Inc. (REIT)	15,856	666,428

		2,572,140

Specialized REITs (1.3%)
CubeSmart (REIT)	19,114	700,528
EPR Properties (REIT)	6,240	311,751
Gaming and Leisure Properties, Inc. (REIT)	23,500	1,042,695
Lamar Advertising Co. (REIT), Class A	7,285	922,718
National Storage Affiliates Trust (REIT)	5,987	225,949
Rayonier, Inc. (REIT)	23,269	479,807

		3,683,448

Total Real Estate		18,212,854

Utilities (3.1%)
Electric Utilities (0.8%)
IDACORP, Inc.	4,569	653,230
OGE Energy Corp.	17,261	827,837
Portland General Electric Co.	9,393	495,669
TXNM Energy, Inc.	8,080	472,357

		2,449,093

Gas Utilities (1.1%)
National Fuel Gas Co.	7,742	727,438
New Jersey Resources Corp.	8,098	444,742
ONE Gas, Inc.	4,711	405,758
Southwest Gas Holdings, Inc.	5,273	458,224
Spire, Inc.	4,911	444,642
UGI Corp.	18,044	657,163

		3,137,967

Independent Power and Renewable Electricity Producers (0.6%)
Ormat Technologies, Inc.	5,106	571,463
Talen Energy Corp.*	3,829	1,222,332

		1,793,795

Multi-Utilities (0.3%)
Black Hills Corp.	6,341	440,129
Northwestern Energy Group, Inc.	5,105	336,624

		776,753

Water Utilities (0.3%)
Essential Utilities, Inc.	23,607	950,654

Total Utilities		9,108,262

Total Common Stocks (90.0%) (Cost $178,987,595)		265,699,600

EXCHANGE TRADED FUNDS (ETF):
Equity (0.2%)
iShares Core S&P Mid-Cap ETF	6,439	434,826

Total Exchange Traded Funds (0.2%) (Cost $444,350)		434,826

SHORT-TERM INVESTMENTS:
Investment Companies (7.2%)
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	5,185,332	5,185,332
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	16,080,657	16,082,265

Total Investment Companies		21,267,597

Total Short-Term Investments (7.2%) (Cost $21,268,879)		21,267,597

Total Investments in Securities (97.4%) (Cost $200,700,824)		287,402,023
Other Assets Less Liabilities (2.6%)		7,728,394

Net Assets (100%)		$295,130,417

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $6,302,522. This was collateralized by $1,113,916 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.375%, maturing 4/15/26 – 11/15/55 and by cash of $5,185,332 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	6,765	327,022	2,094	(6,052)	622	(72,637)	251,049	1,840	—

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	85	6/2026	USD	28,870,250	252,974

					252,974

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$2,762,275	$—	$—	$2,762,275
Consumer Discretionary	29,414,606	—	—	29,414,606
Consumer Staples	12,140,370	—	—	12,140,370
Energy	14,420,885	—	—	14,420,885
Financials	39,590,019	—	—	39,590,019
Health Care	23,765,827	—	—	23,765,827
Industrials	67,990,082	—	—	67,990,082
Information Technology	32,620,635	—	—	32,620,635
Materials	15,673,785	—	—	15,673,785
Real Estate	18,212,854	—	—	18,212,854
Utilities	9,108,262	—	—	9,108,262
Exchange Traded Fund	434,826	—	—	434,826
Futures	252,974	—	—	252,974
Short-Term Investments
Investment Companies	21,267,597	—	—	21,267,597

Total Assets	$287,654,997	$—	$—	$287,654,997

Total Liabilities	$—	$—	$—	$—

Total	$287,654,997	$—	$—	$287,654,997

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$107,203,926
Aggregate gross unrealized depreciation	(20,036,805)

Net unrealized appreciation	$87,167,121

Federal income tax cost of investments in securities and derivative instruments, if applicable	$200,487,876

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.3%)
Diversified Telecommunication Services (0.5%)
Anterix, Inc.*	4,135	$157,916
ATN International, Inc.	4,146	112,854
Bandwidth, Inc., Class A*	7,440	132,581
Cogent Communications Holdings, Inc.	14,252	268,508
Globalstar, Inc.*	14,890	988,994
IDT Corp., Class B	4,944	242,750
Liberty Latin America Ltd., Class A*	9,559	82,590
Liberty Latin America Ltd., Class C(x)*	40,494	357,157
Lumen Technologies, Inc.*	282,262	1,961,721
Shenandoah Telecommunications Co.	12,168	187,630
Uniti Group, Inc.	47,318	443,843

		4,936,544

Entertainment (0.5%)
AMC Entertainment Holdings, Inc., Class A(x)*	147,818	144,862
Atlanta Braves Holdings, Inc., Class A(x)*	2,550	120,232
Atlanta Braves Holdings, Inc., Class C*	13,068	558,004
Cinemark Holdings, Inc.	31,403	895,614
CuriosityStream, Inc.	7,412	21,940
Gaia, Inc., Class A*	3,563	9,869
IMAX Corp.*	12,797	486,414
Lionsgate Studios Corp.*	58,443	560,468
Madison Square Garden Entertainment Corp., Class A*	11,638	685,595
Marcus Corp. (The)	6,860	117,786
Meridian Holdings, Inc.*	705	5,090
Playstudios, Inc.*	24,139	11,326
Playtika Holding Corp.	25,992	72,258
Reservoir Media, Inc.*	8,741	85,574
Sphere Entertainment Co.*	7,723	906,680
Starz Entertainment Corp.	3,319	38,168
Vivid Seats, Inc., Class A(x)*	1,267	7,488

		4,727,368

Interactive Media & Services (0.4%)
Angi, Inc., Class A*	7,574	51,882
Arena Group Holdings, Inc. (The)(x)*	2,884	6,258
Bumble, Inc., Class A*	16,111	52,522
Cargurus, Inc., Class A*	23,736	808,211
Cars.com, Inc.*	16,037	130,220
EverQuote, Inc., Class A*	8,046	124,069
fuboTV, Inc., Class A(x)*	8,580	81,167
Getty Images Holdings, Inc.(x)*	29,109	23,095
Grindr, Inc.*	9,198	111,204
MediaAlpha, Inc., Class A*	7,687	71,489
Nextdoor Holdings, Inc.*	66,700	93,380
QuinStreet, Inc.*	17,020	204,410
Rumble, Inc.(x)*	30,817	157,167
Shutterstock, Inc.	7,759	128,877
Teads Holding Co.(x)*	10,844	7,142
Travelzoo(x)*	1,404	8,312
TripAdvisor, Inc.*	35,378	377,129
Webtoon Entertainment, Inc.(x)*	7,588	69,734
Yelp, Inc., Class A*	17,792	440,174
Ziff Davis, Inc.*	11,799	495,086
ZipRecruiter, Inc., Class A*	18,684	34,379

		3,475,907

Media (0.8%)
Advantage Solutions, Inc.(x)*	1,595	33,718
AMC Networks, Inc., Class A*	11,305	76,761
Boston Omaha Corp., Class A(x)*	7,504	87,647
Cable One, Inc.*	1,068	97,412
EchoStar Corp., Class A(x)*	40,457	4,736,301
Emerald Holding, Inc.(x)	10,478	47,256
Entravision Communications Corp., Class A	25,751	76,480
EW Scripps Co. (The), Class A*	14,874	55,331
Gambling.com Group Ltd.*	6,753	26,202
Gray Media, Inc.	27,609	119,823
Ibotta, Inc., Class A(x)*	3,785	113,436
iHeartMedia, Inc., Class A*	26,942	78,671
John Wiley & Sons, Inc., Class A	12,028	458,267
Magnite, Inc.*	43,086	511,862
National CineMedia, Inc.	19,896	60,683
Newsmax, Inc., Class B(x)*	13,772	71,890
Nexxen International Ltd.*	6,877	44,838
Optimum Communications, Inc., Class A*	77,939	101,321
PubMatic, Inc., Class A*	8,373	68,491
Scholastic Corp.	6,180	241,391
Sinclair, Inc.	11,309	146,338
Stagwell, Inc., Class A(x)*	30,656	192,826
TechTarget, Inc.*	9,320	36,162
Thryv Holdings, Inc.*	11,929	32,685
USA TODAY Co., Inc.(x)*	42,569	300,111

		7,815,903

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	34,587	139,040
Spok Holdings, Inc.	7,731	84,268
Telephone and Data Systems, Inc.	29,013	1,221,447

		1,444,755

Total Communication Services		22,400,477

Consumer Discretionary (7.6%)
Automobile Components (1.0%)
Adient plc*	23,191	468,690
Cooper-Standard Holdings, Inc.*	5,063	141,106
Dana, Inc.	33,976	1,143,292
Dauch Corp.*	69,101	409,769
Dorman Products, Inc.*	8,324	868,693
Fox Factory Holding Corp.*	12,784	210,425
Garrett Motion, Inc.	51,248	931,176
Gentherm, Inc.*	9,153	254,270
Goodyear Tire & Rubber Co. (The)*	79,002	523,783
Holley, Inc.*	22,858	70,174
LCI Industries	6,880	846,102
Motorcar Parts of America, Inc.*	3,965	43,853
Patrick Industries, Inc.	9,675	1,074,602
Phinia, Inc.	11,511	787,813
Solid Power, Inc.*	50,111	150,333
Standard Motor Products, Inc.	5,629	195,551
Strattec Security Corp.*	1,387	108,658
Visteon Corp.	7,754	706,467
XPEL, Inc.(m)*	7,602	336,465

		9,271,222

Automobiles (0.0%)†
Faraday Future Intelligent Electric, Inc., Class A(x)*	31,465	8,647
Livewire Group, Inc.(x)*	10,920	18,127
Winnebago Industries, Inc.	8,232	255,110

		281,884

Broadline Retail (0.1%)
Groupon, Inc.(x)*	7,802	92,844
Kohl’s Corp.	32,903	424,449

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Savers Value Village, Inc.*	12,396	$92,226

		609,519

Distributors (0.0%)†
GigaCloud Technology, Inc., Class A*	7,092	321,835
Gold.com, Inc.	5,548	222,364
Weyco Group, Inc.	1,972	63,202

		607,401

Diversified Consumer Services (1.1%)
American Public Education, Inc.*	5,389	306,526
Carriage Services, Inc., Class A	4,213	192,366
Coursera, Inc.*	43,005	250,289
Covista, Inc.*	10,250	1,181,313
Driven Brands Holdings, Inc.*	18,791	236,955
European Wax Center, Inc., Class A*	6,330	36,587
Frontdoor, Inc.*	21,285	1,125,125
Graham Holdings Co., Class B	985	1,041,401
KinderCare Learning Cos., Inc.*	7,260	15,972
Laureate Education, Inc.*	38,312	1,334,790
Lincoln Educational Services Corp.*	8,785	357,374
Matthews International Corp., Class A	9,340	241,159
McGraw Hill, Inc.(x)*	6,119	83,830
Mister Car Wash, Inc.*	28,885	201,328
Nerdy, Inc.(x)*	19,763	16,131
OneSpaWorld Holdings Ltd.	29,060	666,927
Perdoceo Education Corp.	19,453	723,846
Phoenix Education Partners, Inc.(x)	875	27,528
Strategic Education, Inc.	6,920	574,083
Stride, Inc.*	12,770	1,125,931
Udemy, Inc.*	19,006	87,808
Universal Technical Institute, Inc.*	14,224	513,486
Zspace, Inc.*	1,077	122

		10,340,877

Hotels, Restaurants & Leisure (1.4%)
Accel Entertainment, Inc., Class A*	12,967	141,470
Bally’s Corp.(x)*	3,160	30,462
Biglari Holdings, Inc., Class B*	161	53,064
BJ’s Restaurants, Inc.*	6,521	228,887
Black Rock Coffee Bar, Inc., Class A(x)*	2,852	36,848
Bloomin’ Brands, Inc.	26,621	143,753
Brightstar Lottery plc	31,024	395,246
Brinker International, Inc.*	12,856	1,835,451
Cheesecake Factory, Inc. (The)(x)	14,295	782,651
Cracker Barrel Old Country Store, Inc.(x)	6,712	188,674
Dave & Buster’s Entertainment, Inc.*	6,079	65,836
Dine Brands Global, Inc.	3,129	82,105
El Pollo Loco Holdings, Inc.*	8,167	113,195
First Watch Restaurant Group, Inc.*	16,329	171,128
Genius Sports Ltd.*	67,708	299,946
Global Business Travel Group I(x)*	40,291	224,824
Golden Entertainment, Inc.	4,388	117,116
Hilton Grand Vacations, Inc.*	17,752	694,458
Inspired Entertainment, Inc.*	6,729	47,978
Jack in the Box, Inc.(x)*	5,445	52,653
Krispy Kreme, Inc.(x)	27,709	93,934
Kura Sushi USA, Inc., Class A(x)*	1,563	109,082
Life Time Group Holdings, Inc.*	44,470	1,198,022
Lindblad Expeditions Holdings, Inc.*	11,814	204,382
Marriott Vacations Worldwide Corp.	8,099	527,407
Monarch Casino & Resort, Inc.	3,669	350,756
Nathan’s Famous, Inc.	840	84,613
Navan, Inc., Class A(x)*	11,678	154,617
Papa John’s International, Inc.	10,140	328,637
Portillo’s, Inc., Class A(x)*	18,249	96,537
Pursuit Attractions and Hospitality, Inc.*	6,635	243,040
RCI Hospitality Holdings, Inc.	1,890	43,111
Red Rock Resorts, Inc., Class A	14,790	789,194
Rush Street Interactive, Inc.*	27,844	605,607
Sabre Corp.*	119,312	173,002
Serve Robotics, Inc.(x)*	17,621	148,721
Shake Shack, Inc., Class A*	11,830	1,046,600
Six Flags Entertainment Corp.*	29,611	525,595
Super Group SGHC Ltd.	48,067	519,124
Sweetgreen, Inc., Class A*	31,714	164,596
Target Hospitality Corp.*	11,795	109,458
United Parks & Resorts, Inc.*	8,810	287,735
Xponential Fitness, Inc., Class A(x)*	5,884	35,422

		13,544,937

Household Durables (1.4%)
Bassett Furniture Industries, Inc.	1,514	21,423
Beazer Homes USA, Inc.*	9,123	175,527
Cavco Industries, Inc.*	2,371	1,148,252
Century Communities, Inc.	7,487	429,604
Champion Homes, Inc.*	16,732	1,244,359
Cricut, Inc., Class A(x)	10,853	40,590
Dream Finders Homes, Inc., Class A*	6,098	84,884
Ethan Allen Interiors, Inc.	4,662	103,776
Flexsteel Industries, Inc.	886	39,817
Green Brick Partners, Inc.*	9,672	623,360
Hamilton Beach Brands Holding Co., Class A	1,755	33,257
Helen of Troy Ltd.*	4,644	66,966
Hovnanian Enterprises, Inc., Class A*	994	110,245
Installed Building Products, Inc.(x)	7,019	1,861,088
KB Home	18,738	969,692
La-Z-Boy, Inc.	13,362	429,455
Legacy Housing Corp.*	1,965	40,145
Leggett & Platt, Inc.	40,224	397,413
LGI Homes, Inc.*	6,388	252,518
Lovesac Co. (The)(x)*	2,973	43,911
M/I Homes, Inc.*	7,714	944,579
Meritage Homes Corp.	19,829	1,226,225
Sonos, Inc.*	34,380	460,692
Taylor Morrison Home Corp., Class A*	28,350	1,651,104
Traeger, Inc.*	188	5,452
Tri Pointe Homes, Inc.*	25,648	1,198,531

		13,602,865

Leisure Products (0.4%)
Acushnet Holdings Corp.	8,156	762,423
American Outdoor Brands, Inc.*	2,642	24,676
Callaway Golf Co.*	37,606	521,971
Clarus Corp.	8,706	23,680
Escalade, Inc.	2,626	45,088
Funko, Inc., Class A*	14,117	44,469
JAKKS Pacific, Inc.	2,698	53,744
Johnson Outdoors, Inc., Class A	1,968	91,532
Latham Group, Inc.*	10,306	55,343
Malibu Boats, Inc., Class A*	5,931	153,732
Marine Products Corp.	4,530	32,933
MasterCraft Boat Holdings, Inc.*	4,916	100,827
Peloton Interactive, Inc., Class A*	118,931	510,214
Polaris, Inc.	15,943	868,894
Smith & Wesson Brands, Inc.	12,140	173,966
Sturm Ruger & Co., Inc.	4,520	181,207

		3,644,699

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Specialty Retail (1.7%)
1-800-Flowers.com, Inc., Class A(x)*	3,030	$9,211
Abercrombie & Fitch Co., Class A*	13,821	1,262,825
Academy Sports & Outdoors, Inc.	19,873	1,121,831
Advance Auto Parts, Inc.(x)	18,257	963,057
American Eagle Outfitters, Inc.	47,178	787,872
America’s Car-Mart, Inc.*	2,271	28,910
Arhaus, Inc., Class A	15,910	107,870
Arko Corp.	22,131	123,048
Asbury Automotive Group, Inc.*	5,904	1,153,701
BARK, Inc.(x)*	38,084	19,293
Barnes & Noble Education, Inc.(x)*	3,413	30,137
Bed Bath & Beyond, Inc.*	14,714	68,273
Boot Barn Holdings, Inc.*	9,069	1,327,339
Buckle, Inc. (The)	10,116	509,442
Build-A-Bear Workshop, Inc.(x)	3,766	141,037
Caleres, Inc.	7,540	79,472
Camping World Holdings, Inc., Class A	12,361	84,426
Citi Trends, Inc.*	1,669	72,301
Designer Brands, Inc., Class A(x)	6,475	36,843
Envela Corp.*	988	16,460
EVgo, Inc., Class A*	25,446	43,767
Genesco, Inc.*	1,983	57,487
Group 1 Automotive, Inc.	3,567	1,179,357
Haverty Furniture Cos., Inc.	4,519	95,712
J Jill, Inc.	2,226	25,510
Lands’ End, Inc.*	3,205	36,024
MarineMax, Inc.*	4,200	113,652
Monro, Inc.	8,786	140,927
National Vision Holdings, Inc.*	22,359	579,098
OneWater Marine, Inc., Class A*	2,740	25,893
Outdoor Holding Co.(x)*	33,475	67,285
Petco Health & Wellness Co., Inc., Class A*	17,634	49,022
RealReal, Inc. (The)*	32,226	292,612
Revolve Group, Inc., Class A*	13,239	299,334
Sally Beauty Holdings, Inc.*	30,752	425,915
Shoe Carnival, Inc.	4,134	64,449
Signet Jewelers Ltd.	11,781	997,144
Sleep Number Corp.(x)*	4,671	8,384
Sonic Automotive, Inc., Class A	4,591	314,805
Stitch Fix, Inc., Class A*	33,820	111,944
ThredUp, Inc., Class A*	28,100	92,168
Torrid Holdings, Inc.*	9,797	17,439
Upbound Group, Inc.	16,629	300,153
Urban Outfitters, Inc.*	19,076	1,208,465
Victoria’s Secret & Co.*	20,776	963,175
Warby Parker, Inc., Class A*	29,385	619,142
Winmark Corp.	932	398,477
Zumiez, Inc.*	2,910	64,486

		16,535,174

Textiles, Apparel & Luxury Goods (0.5%)
Capri Holdings Ltd.*	35,407	623,871
Carter’s, Inc.	10,937	391,107
Ermenegildo Zegna NV(x)	18,605	193,864
Figs, Inc., Class A*	26,711	394,522
G-III Apparel Group Ltd.	10,876	301,265
Kontoor Brands, Inc.	15,846	1,113,815
Lakeland Industries, Inc.(x)	2,010	16,462
Movado Group, Inc.	4,598	112,283
Oxford Industries, Inc.(x)	2,810	108,213
Rocky Brands, Inc.	2,379	92,115
Steven Madden Ltd.	21,498	729,212
Superior Group of Cos., Inc.	4,753	48,291
Wolverine World Wide, Inc.	24,422	398,567

		4,523,587

Total Consumer Discretionary		72,962,165

Consumer Staples (1.6%)
Beverages (0.1%)
MGP Ingredients, Inc.	6,507	119,664
National Beverage Corp.*	6,979	234,843
Vita Coco Co., Inc. (The)*	13,001	622,878
Zevia PBC, Class A*	18,925	22,142

		999,527

Consumer Staples Distribution & Retail (0.5%)
Andersons, Inc. (The)	9,159	657,433
Chefs’ Warehouse, Inc. (The)*	11,017	654,961
Grocery Outlet Holding Corp.*	29,278	206,410
HF Foods Group, Inc.*	13,784	25,500
Ingles Markets, Inc., Class A	4,467	401,539
Natural Grocers by Vitamin Cottage, Inc.	2,830	73,155
PriceSmart, Inc.	7,652	1,151,626
United Natural Foods, Inc.*	17,643	794,994
Village Super Market, Inc., Class A	3,171	133,911
Weis Markets, Inc.	4,086	279,441

		4,378,970

Food Products (0.5%)
Alico, Inc.	1,764	72,783
B&G Foods, Inc.(x)	23,168	111,438
Beyond Meat, Inc.(x)*	86,113	60,417
BRC, Inc., Class A(x)*	29,751	23,093
Calavo Growers, Inc.	3,752	96,764
Cal-Maine Foods, Inc.	12,731	1,007,659
Dole plc	22,099	315,795
Forafric Global plc(x)*	308	2,972
Fresh Del Monte Produce, Inc.	10,112	407,109
Hain Celestial Group, Inc. (The)*	29,228	20,395
J & J Snack Foods Corp.	4,490	355,922
John B Sanfilippo & Son, Inc.	2,610	207,051
Lifeway Foods, Inc.*	3,112	60,186
Limoneira Co.	4,943	66,335
Mama’s Creations, Inc.*	10,245	157,158
Marzetti Co. (The)	5,998	829,703
Mission Produce, Inc.*	9,296	127,913
Seneca Foods Corp., Class A*	1,323	199,932
Simply Good Foods Co. (The)*	26,288	377,233
SunOpta, Inc.*	28,409	184,090
Tootsie Roll Industries, Inc.	5,786	247,178
Utz Brands, Inc.	22,514	178,311
Vital Farms, Inc.*	10,663	150,562
Westrock Coffee Co.(x)*	14,492	61,591

		5,321,590

Household Products (0.2%)
Central Garden & Pet Co.*	2,652	97,514
Central Garden & Pet Co., Class A*	13,541	438,999
Energizer Holdings, Inc.	18,855	309,599
Oil-Dri Corp. of America	2,968	193,187
Spectrum Brands Holdings, Inc.	6,821	502,708
WD-40 Co.	3,960	807,603

		2,349,610

Personal Care Products (0.2%)
Beauty Health Co. (The)(x)*	44,077	39,228
Edgewell Personal Care Co.	13,131	280,216
FitLife Brands, Inc.(x)*	631	8,960
Herbalife Ltd.*	30,782	453,111
Honest Co., Inc. (The)*	29,527	86,809
Interparfums, Inc.	5,450	495,078
Lifevantage Corp.(x)	3,413	14,744
Medifast, Inc.*	2,503	25,506

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Nature’s Sunshine Products, Inc.*	5,144	$123,405
Niagen Bioscience, Inc.*	15,483	68,280
Nu Skin Enterprises, Inc., Class A	15,697	114,274
Olaplex Holdings, Inc.(x)*	47,079	95,570
USANA Health Sciences, Inc.*	3,544	61,914
Waldencast plc, Class A*	13,718	13,028

		1,880,123

Tobacco (0.1%)
Ispire Technology, Inc.(x)*	9,255	17,029
Turning Point Brands, Inc.	5,321	461,810
Universal Corp.	7,087	373,485

		852,324

Total Consumer Staples		15,782,144

Energy (6.1%)
Energy Equipment & Services (2.4%)
Archrock, Inc.	52,117	1,813,672
Atlas Energy Solutions, Inc.(x)	23,111	303,216
Borr Drilling Ltd.(x)*	82,598	476,591
Bristow Group, Inc., Class A	8,817	413,429
Cactus, Inc., Class A	20,168	955,358
Core Laboratories, Inc.(x)	14,224	238,821
DMC Global, Inc.*	4,501	23,450
Energy Services of America Corp.	2,664	34,978
Expro Group Holdings NV*	26,150	455,272
Flowco Holdings, Inc., Class A	4,751	97,871
Forum Energy Technologies, Inc.*	3,044	178,561
Helix Energy Solutions Group, Inc.*	43,833	433,508
Helmerich & Payne, Inc.	30,230	1,089,187
Innovex International, Inc.*	10,921	266,363
Kodiak Gas Services, Inc.	24,941	1,454,559
Liberty Energy, Inc., Class A	47,033	1,354,550
Mammoth Energy Services, Inc.*	5,817	14,252
Nabors Industries Ltd.*	4,274	367,821
National Energy Services Reunited Corp.*	19,687	422,680
Natural Gas Services Group, Inc.	2,045	77,178
Noble Corp. plc	37,362	1,833,353
Oceaneering International, Inc.*	29,539	1,047,748
Oil States International, Inc.*	16,710	194,504
Patterson-UTI Energy, Inc.	102,775	1,113,053
ProFrac Holding Corp., Class A*	6,182	38,328
ProPetro Holding Corp.*	27,678	398,840
Ranger Energy Services, Inc., Class A	4,119	70,600
RPC, Inc.	26,210	185,567
SEACOR Marine Holdings, Inc.*	6,310	45,180
Seadrill Ltd.*	18,396	837,018
Select Water Solutions, Inc., Class A	28,843	441,298
Solaris Energy Infrastructure, Inc., Class A	13,741	776,504
TETRA Technologies, Inc.*	38,962	331,956
Tidewater, Inc.*	14,695	1,227,767
Transocean Ltd.*	276,412	1,832,612
Valaris Ltd.*	18,436	1,807,466

		22,653,111

Oil, Gas & Consumable Fuels (3.7%)
Ardmore Shipping Corp.	7,102	108,305
BKV Corp.*	7,189	205,030
California Resources Corp.	21,700	1,502,074
Calumet, Inc.*	20,931	751,423
Centrus Energy Corp., Class A(x)*	4,952	859,618
Clean Energy Fuels Corp.*	40,251	99,822
CNX Resources Corp.*	40,394	1,557,189
Comstock Resources, Inc.(x)*	22,608	476,577
Core Natural Resources, Inc.	15,065	1,577,757
Crescent Energy Co., Class A(x)	74,587	1,006,924
CVR Energy, Inc.*	10,175	342,389
Delek US Holdings, Inc.	18,065	814,190
DHT Holdings, Inc.	41,892	765,367
Diversified Energy Co.	18,100	315,664
Dorian LPG Ltd.	11,501	393,334
Empire Petroleum Corp.*	3,717	11,002
Encore Energy Corp.(x)*	41,188	74,138
Energy Fuels, Inc.(x)*	69,032	1,259,834
Epsilon Energy Ltd.	3,897	24,005
Evolution Petroleum Corp.	9,400	43,052
Excelerate Energy, Inc., Class A	7,249	242,262
FLEX LNG Ltd.(x)	9,842	292,406
FutureFuel Corp.	10,021	38,581
Gevo, Inc.(x)*	68,283	186,413
Golar LNG Ltd.	28,864	1,561,831
Granite Ridge Resources, Inc.	17,391	102,085
Green Plains, Inc.*	20,398	335,547
Gulfport Energy Corp.*	4,674	988,878
HighPeak Energy, Inc.(x)	7,522	51,902
Infinity Natural Resources, Inc., Class A*	3,317	58,412
International Seaways, Inc.	12,260	893,509
Kinetik Holdings, Inc., Class A(x)	13,770	666,606
Kolibri Global Energy, Inc.*	5,753	31,584
Kosmos Energy Ltd.*	143,092	397,796
Lightbridge Corp.(x)*	5,671	60,453
Magnolia Oil & Gas Corp., Class A	55,324	1,746,579
Murphy Oil Corp.	40,052	1,652,145
NACCO Industries, Inc., Class A	921	47,864
Navigator Holdings Ltd.	8,726	168,674
New Fortress Energy, Inc.(x)*	39,112	23,076
NextDecade Corp.(x)*	48,404	370,775
NextNRG, Inc.(x)*	4,087	1,635
Nordic American Tankers Ltd.(x)	62,403	365,682
Northern Oil & Gas, Inc.(x)	28,227	825,075
OPAL Fuels, Inc., Class A(x)*	4,345	10,949
Par Pacific Holdings, Inc.*	14,974	937,971
PBF Energy, Inc., Class A	25,476	1,213,167
Peabody Energy Corp.	36,513	1,203,103
Prairie Operating Co.(x)*	4,751	9,645
PrimeEnergy Resources Corp.*	162	37,722
REX American Resources Corp.*	9,784	445,857
Riley Exploration Permian, Inc.	3,017	109,970
Sable Offshore Corp.(x)*	36,814	608,167
SandRidge Energy, Inc.	7,669	125,081
Scorpio Tankers, Inc.	14,012	1,046,136
SFL Corp. Ltd.	37,736	407,171
SM Energy Co.	74,374	2,318,981
Summit Midstream Corp.*	1,679	50,773
Talos Energy, Inc.*	35,891	565,642
Teekay Corp. Ltd.	16,257	198,498
Teekay Tankers Ltd., Class A	7,556	554,006
Uranium Energy Corp.(x)*	142,361	1,921,873
VAALCO Energy, Inc.	27,982	177,406
Verde Clean Fuels, Inc.(x)*	1,072	1,812
Vitesse Energy, Inc.(x)	8,816	160,099
W&T Offshore, Inc.	20,092	68,514
World Kinect Corp.	16,163	372,880
XCF Global, Inc., Class A(x)*	9,767	3,570

		35,846,457

Total Energy		58,499,568

Financials (15.5%)
Banks (8.9%)
1st Source Corp.	5,556	384,531
ACNB Corp.	2,890	138,344
Amalgamated Financial Corp.	7,061	274,461
Amerant Bancorp, Inc., Class A	11,199	246,826

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Ameris Bancorp	19,772	$1,542,018
Ames National Corp.	2,444	68,970
Arrow Financial Corp.	4,154	139,450
Associated Banc-Corp.	49,960	1,291,966
Atlantic Union Bankshares Corp.	41,822	1,494,718
Avidbank Holdings, Inc.*	460	13,110
Axos Financial, Inc.*	16,402	1,395,646
Banc of California, Inc.	39,021	685,989
BancFirst Corp.	6,554	711,109
Bancorp, Inc. (The)*	12,817	688,657
Bank First Corp.	3,180	429,491
Bank of Hawaii Corp.	11,997	890,777
Bank of Marin Bancorp	4,235	108,543
Bank of NT Butterfield & Son Ltd. (The)	12,264	643,615
Bank7 Corp.	1,704	67,955
BankUnited, Inc.	22,097	997,901
Bankwell Financial Group, Inc.	1,924	93,352
Banner Corp.	9,873	599,094
Bar Harbor Bankshares	3,463	112,374
BayCom Corp.	3,139	93,307
BCB Bancorp, Inc.	5,457	49,004
Beacon Financial Corp.	25,548	766,440
Blue Foundry Bancorp*	5,314	70,357
Blue Ridge Bankshares, Inc.	16,340	68,628
Bridgewater Bancshares, Inc.*	6,594	116,714
Burke & Herbert Financial Services Corp.	3,959	246,606
Business First Bancshares, Inc.	8,589	232,247
BV Financial, Inc.*	2,274	43,524
Byline Bancorp, Inc.	9,204	290,570
C&F Financial Corp.	790	57,623
California Bancorp	6,465	114,560
Camden National Corp.	4,938	234,308
Capital Bancorp, Inc.	3,838	114,142
Capital City Bank Group, Inc.	3,314	144,026
Capitol Federal Financial, Inc.	37,748	269,143
Carter Bankshares, Inc.*	6,321	147,406
Cathay General Bancorp	20,014	997,898
CB Financial Services, Inc.	1,109	37,906
Central Pacific Financial Corp.	7,856	251,078
CF Bankshares, Inc.	859	23,975
Chain Bridge Bancorp, Inc., Class A*	622	21,708
Chemung Financial Corp.	1,183	63,669
ChoiceOne Financial Services, Inc.	3,238	91,053
Citizens & Northern Corp.	4,716	105,355
Citizens Community Bancorp, Inc.	2,061	40,808
Citizens Financial Services, Inc.	1,277	78,089
City Holding Co.	4,164	497,681
Civista Bancshares, Inc.	5,229	119,169
CNB Financial Corp.	8,143	235,821
Coastal Financial Corp.*	3,809	289,865
CoastalSouth Bancshares, Inc.	1,683	41,385
Colony Bankcorp, Inc.	5,129	102,426
Columbia Financial, Inc.*	5,521	96,673
Commercial Bancgroup, Inc.	1,143	29,741
Community Financial System, Inc.	16,258	953,532
Community Trust Bancorp, Inc.	4,480	272,026
Community West Bancshares	3,801	88,563
ConnectOne Bancorp, Inc.	13,421	359,280
Customers Bancorp, Inc.*	9,458	656,480
CVB Financial Corp.	39,364	763,268
Dime Community Bancshares, Inc.	12,038	407,125
Eagle Bancorp Montana, Inc.	1,990	40,954
Eagle Bancorp, Inc.	8,361	207,938
Eagle Financial Services, Inc.	1,131	39,562
Eastern Bankshares, Inc.	65,429	1,279,791
ECB Bancorp, Inc.*	1,593	26,651
Enterprise Financial Services Corp.	11,561	625,566
Equity Bancshares, Inc., Class A	4,775	212,058
Esquire Financial Holdings, Inc.	1,963	211,022
Farmers & Merchants Bancorp, Inc.	4,039	103,681
Farmers National Banc Corp.	14,897	196,045
FB Bancorp, Inc.*	3,765	51,731
FB Financial Corp.	13,024	676,467
Fidelity D&D Bancorp, Inc.	1,196	51,763
Financial Institutions, Inc.	5,934	188,167
Finward Bancorp	709	25,737
Finwise Bancorp*	2,089	33,132
First Bancorp (Nasdaq Stock Exchange)	12,664	713,616
First Bancorp (New York Stock Exchange)	46,666	996,786
First Bancorp, Inc. (The)	3,146	88,182
First Bank	6,669	106,704
First Busey Corp.	25,350	640,594
First Business Financial Services, Inc.	2,483	133,908
First Capital, Inc.	758	37,620
First Commonwealth Financial Corp.	32,838	577,292
First Community Bankshares, Inc.	4,384	182,024
First Community Corp.	1,761	51,474
First Financial Bancorp	30,754	857,422
First Financial Bankshares, Inc.	40,223	1,184,567
First Financial Corp.	3,019	190,801
First Foundation, Inc.*	13,575	80,092
First Internet Bancorp	2,143	43,674
First Interstate BancSystem, Inc., Class A	26,641	889,809
First Merchants Corp.	18,757	726,459
First Mid Bancshares, Inc.	7,037	289,854
First National Corp.	1,858	50,017
First United Corp.	1,507	55,216
First Western Financial, Inc.*	2,791	68,603
Firstsun Capital Bancorp*	3,681	134,209
Five Star Bancorp	3,797	143,223
Flagstar Bank NA	92,314	1,215,775
Flushing Financial Corp.	8,366	128,502
Franklin Financial Services Corp.	1,069	54,605
FS Bancorp, Inc.	1,991	76,833
Fulton Financial Corp.	53,752	1,093,316
FVCBankcorp, Inc.	4,184	63,555
GBank Financial Holdings, Inc.(x)*	2,907	77,791
German American Bancorp, Inc.	10,927	456,639
Glacier Bancorp, Inc.	38,352	1,713,184
Great Southern Bancorp, Inc.	2,346	148,103
Greene County Bancorp, Inc.	3,294	73,819
Hancock Whitney Corp.	24,754	1,574,107
Hanmi Financial Corp.	8,211	216,442
Hanover Bancorp, Inc.	1,079	23,296
Hawthorn Bancshares, Inc.	1,432	48,244
HBT Financial, Inc.	3,760	100,467
Heritage Commerce Corp.	17,985	224,453
Heritage Financial Corp.	11,005	286,130
Hilltop Holdings, Inc.	12,795	458,317
Hingham Institution For Savings (The)(x)	365	104,332
Home Bancorp, Inc.	1,417	85,842
Home BancShares, Inc.	56,801	1,529,651
HomeTrust Bancshares, Inc.	4,226	180,239
Hope Bancorp, Inc.	40,008	446,889
Horizon Bancorp, Inc.	13,873	229,876
Independent Bank Corp.	6,309	210,090

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Bank Corp./MA	14,714	$1,106,640
International Bancshares Corp.	16,695	1,123,407
Investar Holding Corp.	2,573	70,166
John Marshall Bancorp, Inc.	3,314	67,208
Kearny Financial Corp.	14,845	112,080
Lakeland Financial Corp.	7,441	426,965
Landmark Bancorp, Inc.	1,130	28,024
LCNB Corp.	3,963	61,783
LINKBANCORP, Inc.	6,260	52,208
Live Oak Bancshares, Inc.	10,691	353,551
MainStreet Bancshares, Inc.	1,709	37,940
Mechanics Bancorp	12,962	191,189
Mercantile Bank Corp.	4,979	251,439
Meridian Corp.	2,343	44,423
Metrocity Bankshares, Inc.	5,557	159,319
Metropolitan Bank Holding Corp.	2,752	229,214
Mid Penn Bancorp, Inc.	5,287	170,030
Midland States Bancorp, Inc.	4,637	103,451
MVB Financial Corp.	3,329	82,659
National Bank Holdings Corp., Class A	11,891	465,652
National Bankshares, Inc.	1,935	70,453
NB Bancorp, Inc.	12,954	272,941
NBT Bancorp, Inc.	15,614	664,844
Nicolet Bankshares, Inc.	5,550	824,841
Northeast Bank	2,263	254,293
Northeast Community Bancorp, Inc.	3,711	88,322
Northfield Bancorp, Inc.	8,487	114,914
Northpointe Bancshares, Inc.	5,328	91,961
Northrim Bancorp, Inc.	4,440	101,587
Northwest Bancshares, Inc.	44,579	565,707
Norwood Financial Corp.	2,264	66,607
Oak Valley Bancorp	1,774	57,531
OceanFirst Financial Corp.	17,239	310,992
OFG Bancorp	12,713	514,368
Ohio Valley Banc Corp.	903	39,606
Old National Bancorp	105,584	2,333,406
Old Second Bancorp, Inc.	15,060	303,610
OP Bancorp	3,217	42,786
Orange County Bancorp, Inc.	3,234	103,423
Origin Bancorp, Inc.	8,992	372,808
Orrstown Financial Services, Inc.	5,698	205,584
Park National Corp.	4,333	708,229
Parke Bancorp, Inc.	3,003	85,285
Pathward Financial, Inc.	6,807	607,389
Patriot National Bancorp, Inc.(x)*	31,699	40,892
PCB Bancorp	3,293	74,060
Peapack-Gladstone Financial Corp.	3,230	113,728
Peoples Bancorp of North Carolina, Inc.	1,108	43,389
Peoples Bancorp, Inc.	10,166	334,156
Peoples Financial Services Corp.	2,533	135,085
Pioneer Bancorp, Inc.*	4,523	62,960
Plumas Bancorp	1,589	77,575
Ponce Financial Group, Inc.*	5,850	97,753
Preferred Bank	3,583	324,942
Primis Financial Corp.	7,369	97,860
Princeton Bancorp, Inc.	1,602	54,100
Provident Financial Services, Inc.	40,144	849,447
QCR Holdings, Inc.	5,221	446,134
RBB Bancorp	5,497	117,471
Red River Bancshares, Inc.	1,311	118,567
Renasant Corp.	27,644	998,778
Republic Bancorp, Inc., Class A	2,249	158,667
Rhinebeck Bancorp, Inc.*	876	13,508
Richmond Mutual Bancorp, Inc.	2,365	32,093
Riverview Bancorp, Inc.	5,497	30,233
S&T Bancorp, Inc.	10,772	450,593
SB Financial Group, Inc.	1,504	31,584
Seacoast Banking Corp. of Florida	27,633	837,004
ServisFirst Bancshares, Inc.	15,106	1,100,170
Shore Bancshares, Inc.	6,789	126,819
Sierra Bancorp	3,159	107,153
Simmons First National Corp., Class A	42,774	831,954
SmartFinancial, Inc.	3,801	148,543
Sound Financial Bancorp, Inc.	457	19,975
South Plains Financial, Inc.	3,383	141,748
Southern First Bancshares, Inc.*	2,119	115,485
Southern Missouri Bancorp, Inc.	2,827	180,758
Southside Bancshares, Inc.	9,108	283,168
SR Bancorp, Inc.(x)	2,337	39,449
Stellar Bancorp, Inc.	13,576	497,017
Sterling Bancorp, Inc.(r)*	6,057	—
Stock Yards Bancorp, Inc.	7,925	525,348
Texas Capital Bancshares, Inc.*	13,358	1,267,407
Third Coast Bancshares, Inc.*	3,031	114,663
Timberland Bancorp, Inc.	2,073	81,738
Tompkins Financial Corp.	4,129	325,530
Towne Bank	25,068	844,040
TriCo Bancshares	9,297	441,979
Triumph Financial, Inc.*	7,302	435,637
TrustCo Bank Corp.	5,244	229,582
Trustmark Corp.	17,261	727,379
UMB Financial Corp.	21,635	2,440,212
Union Bankshares, Inc.	812	19,748
United Bankshares, Inc.	42,228	1,749,084
United Community Banks, Inc.	36,198	1,139,875
United Security Bancshares	2,138	22,470
Unity Bancorp, Inc.	2,147	111,279
Univest Financial Corp.	8,669	297,000
USCB Financial Holdings, Inc.	4,044	74,976
Valley National Bancorp	146,016	1,793,076
Virginia National Bankshares Corp.	1,328	50,730
WaFd, Inc.	23,215	728,951
Washington Trust Bancorp, Inc.	5,469	182,993
WesBanco, Inc.	28,736	991,105
West Bancorp, Inc.	4,557	108,411
Westamerica Bancorp	7,645	398,687
Western New England Bancorp, Inc.	4,711	60,913
WSFS Financial Corp.	16,379	1,072,169

		85,041,619

Capital Markets (1.5%)
Acadian Asset Management, Inc.	8,195	445,972
AlTi Global, Inc.*	17,753	64,266
Artisan Partners Asset Management, Inc., Class A	19,000	691,410
Bakkt, Inc., Class A(x)*	3,746	27,571
BGC Group, Inc., Class A	108,710	1,063,184
Cohen & Steers, Inc.	8,678	542,809
Diamond Hill Investment Group, Inc.	605	104,120
DigitalBridge Group, Inc.	52,355	807,314
Donnelley Financial Solutions, Inc.*	8,095	381,598
GCM Grosvenor, Inc., Class A	16,533	162,023
Innventure, Inc.(x)*	10,281	40,199
Marex Group plc	16,501	735,615
MarketWise, Inc.	430	8,050
Miami International Holdings, Inc.*	7,126	277,344
Moelis & Co., Class A	21,845	1,245,165
Open Lending Corp.*	26,545	33,181
Patria Investments Ltd., Class A(x)	20,416	257,242
Perella Weinberg Partners, Class A	18,514	336,214
Piper Sandler Cos.	21,124	1,617,042
PJT Partners, Inc., Class A	6,845	956,383

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Ridgepost Capital, Inc., Class A(x)	11,951	$86,764
Siebert Financial Corp.(x)*	3,146	6,040
Silvercrest Asset Management Group, Inc., Class A	2,449	32,915
StepStone Group, Inc., Class A	20,774	991,335
StoneX Group, Inc.*	21,595	1,741,637
Value Line, Inc.	933	32,926
Victory Capital Holdings, Inc., Class A(x)	13,714	897,993
Virtus Investment Partners, Inc.	1,988	267,088
Wealthfront Corp.*	6,842	63,289
Webull Corp.*	82,348	395,270
Westwood Holdings Group, Inc.	1,522	25,067
WisdomTree, Inc.	37,213	541,821

		14,878,847

Consumer Finance (0.9%)
Atlanticus Holdings Corp.*	1,132	59,396
Bread Financial Holdings, Inc.	12,168	911,261
Consumer Portfolio Services, Inc.*	3,714	28,709
Dave, Inc.*	3,019	525,578
Encore Capital Group, Inc.*	6,450	452,274
Enova International, Inc.*	7,101	964,529
FirstCash Holdings, Inc.	11,777	2,214,076
Green Dot Corp., Class A*	16,170	181,427
Jefferson Capital, Inc.	6,969	134,014
LendingClub Corp.*	33,436	478,803
LendingTree, Inc.*	3,106	133,185
Medallion Financial Corp.	3,727	31,903
Navient Corp.	19,634	160,606
Nelnet, Inc., Class A	3,851	496,625
NerdWallet, Inc., Class A*	12,470	129,439
Oportun Financial Corp.*	7,755	35,751
OppFi, Inc.	5,670	43,716
PRA Group, Inc.*	12,432	217,560
PROG Holdings, Inc.	10,442	299,581
Regional Management Corp.	2,926	94,363
Upstart Holdings, Inc.(x)*	26,093	669,285
Vroom, Inc.(x)*	205	2,729
World Acceptance Corp.*	813	109,788

		8,374,598

Financial Services (1.8%)
Acacia Research Corp.*	13,529	65,074
Alerus Financial Corp.	5,417	128,437
Banco Latinoamericano de Comercio Exterior SA, Class E	8,939	456,604
Better Home & Finance Holding Co.(x)*	1,063	37,864
Burford Capital Ltd.	59,081	267,046
Cannae Holdings, Inc.	8,148	92,643
Cantaloupe, Inc.*	11,824	127,817
Cass Information Systems, Inc.	3,191	140,468
Compass Diversified Holdings	13,630	107,132
Enact Holdings, Inc.	8,704	355,210
Essent Group Ltd.	27,598	1,612,827
Evertec, Inc.	19,224	542,501
Federal Agricultural Mortgage Corp., Class C	2,807	416,418
Finance of America Cos., Inc., Class A(x)*	1,048	17,397
Flywire Corp.*	37,191	432,903
HA Sustainable Infrastructure Capital, Inc.(x)	37,767	1,387,937
International Money Express, Inc.*	7,591	119,938
Jackson Financial, Inc., Class A	20,224	2,138,081
loanDepot, Inc., Class A(x)*	18,129	25,743
Marqeta, Inc., Class A*	111,652	455,540
Merchants Bancorp	7,583	325,387
NCR Atleos Corp.*	21,386	932,002
NewtekOne, Inc.	6,139	67,222
NMI Holdings, Inc., Class A*	22,657	849,864
Onity Group, Inc.*	1,611	63,264
Pagseguro Digital Ltd., Class A	55,831	559,427
Payoneer Global, Inc.*	83,584	403,711
Paysafe Ltd.(x)*	10,356	70,524
Paysign, Inc.*	11,552	68,157
PennyMac Financial Services, Inc.	8,682	758,807
Priority Technology Holdings, Inc.(x)*	11,186	52,798
Radian Group, Inc.	41,239	1,364,186
Remitly Global, Inc.*	50,680	794,156
Repay Holdings Corp., Class A*	13,994	36,384
Security National Financial Corp., Class A*	3,365	31,900
Sezzle, Inc.*	4,684	296,450
StoneCo Ltd., Class A*	75,731	1,069,322
SWK Holdings Corp.	1,367	23,253
Velocity Financial, Inc.*	4,644	84,010
Walker & Dunlop, Inc.	10,154	450,635
Waterstone Financial, Inc.	4,420	79,693

		17,308,732

Insurance (1.6%)
Abacus Global Management, Inc.(x)	8,399	66,184
American Coastal Insurance Corp.	7,561	85,061
American Integrity Insurance Group, Inc.	2,587	49,877
AMERISAFE, Inc.	5,412	180,382
Ategrity Specialty Holdings LLC*	3,598	71,132
Baldwin Insurance Group, Inc. (The), Class A(x)*	28,281	620,485
Bowhead Specialty Holdings, Inc.*	5,212	116,905
Citizens, Inc., Class A(x)*	10,151	51,060
CNO Financial Group, Inc.	27,813	1,142,002
Crawford & Co., Class A	5,644	56,271
Donegal Group, Inc., Class A	4,480	76,966
eHealth, Inc.*	6,587	8,497
Employers Holdings, Inc.	5,668	233,182
Exzeo Group, Inc.*	1,284	18,836
F&G Annuities & Life, Inc.	11,192	283,381
Fidelis Insurance Holdings Ltd.	17,208	328,845
Genworth Financial, Inc., Class A*	119,107	967,149
GoHealth, Inc., Class A(x)*	979	1,478
Goosehead Insurance, Inc., Class A*	7,251	309,328
Greenlight Capital Re Ltd., Class A*	7,477	129,277
Hamilton Insurance Group Ltd., Class B	13,422	400,378
HCI Group, Inc.	3,231	499,545
Heritage Insurance Holdings, Inc.*	7,926	208,058
Hippo Holdings, Inc.*	4,411	114,951
Horace Mann Educators Corp.	12,445	531,153
Investors Title Co.	331	71,940
James River Group Holdings, Inc.	11,975	75,443
Kestrel Group Ltd.(x)	616	6,653
Kingstone Cos., Inc.	2,619	38,159
Kingsway Financial Services, Inc.*	6,725	70,142
Lemonade, Inc.*	18,257	1,144,349
MBIA, Inc.*	14,154	83,650
Mercury General Corp.	8,050	709,607
NI Holdings, Inc.*	2,757	35,538
Octave Specialty Group, Inc.*	9,317	43,324
Oscar Health, Inc., Class A*	59,839	686,353
Palomar Holdings, Inc.*	8,026	959,107
ProAssurance Corp.*	15,479	382,641
Root, Inc., Class A*	3,396	150,001
Safety Insurance Group, Inc.	4,716	342,570

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Selective Insurance Group, Inc.	18,367	$1,384,688
Selectquote, Inc.*	44,554	28,047
SiriusPoint Ltd.*	27,113	584,014
Skyward Specialty Insurance Group, Inc.*	11,030	481,790
Slide Insurance Holdings, Inc.(x)*	20,892	376,056
Stewart Information Services Corp.	8,908	548,555
Tiptree, Inc., Class A	7,723	130,673
Trupanion, Inc.*	10,903	279,226
United Fire Group, Inc.	6,538	242,298
Universal Insurance Holdings, Inc.	7,683	262,451

		15,667,658

Mortgage Real Estate Investment Trusts (REITs) (0.8%)
ACRES Commercial Realty Corp. (REIT)*	1,701	32,863
Adamas Trust, Inc. (REIT)(x)	23,204	170,781
Angel Oak Mortgage REIT, Inc. (REIT)	5,892	48,432
Apollo Commercial Real Estate Finance, Inc. (REIT)(x)	39,483	416,940
Arbor Realty Trust, Inc. (REIT)(x)	59,341	457,519
Ares Commercial Real Estate Corp. (REIT)(x)	20,267	97,282
ARMOUR Residential REIT, Inc. (REIT)(x)	33,027	550,890
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	47,710	913,646
BrightSpire Capital, Inc. (REIT), Class A(x)	42,355	237,188
Chicago Atlantic Real Estate Finance, Inc. (REIT)	5,859	66,324
Chimera Investment Corp. (REIT)	24,329	305,329
Claros Mortgage Trust, Inc. (REIT)*	29,994	71,386
Dynex Capital, Inc. (REIT)(x)	59,451	758,595
Ellington Financial, Inc. (REIT)(x)	33,374	395,482
Franklin BSP Realty Trust, Inc. (REIT)(x)	23,634	200,653
Invesco Mortgage Capital, Inc. (REIT)(x)	22,524	181,994
KKR Real Estate Finance Trust, Inc. (REIT)	11,311	69,223
Ladder Capital Corp. (REIT)	33,386	326,181
Lument Finance Trust, Inc. (REIT)(x)	7,470	9,412
MFA Financial, Inc. (REIT)	30,621	293,349
Nexpoint Real Estate Finance, Inc. (REIT)	4,085	55,025
Orchid Island Capital, Inc. (REIT)(x)	54,317	381,849
PennyMac Mortgage Investment Trust (REIT)(x)	27,411	319,612
Ready Capital Corp. (REIT)(x)	48,389	78,390
Redwood Trust, Inc. (REIT)	38,998	218,779
Rithm Property Trust, Inc. (REIT)	1,392	18,639
Seven Hills Realty Trust (REIT)	5,707	46,912
Sunrise Realty Trust, Inc. (REIT)(x)	4,168	31,969
TPG Mortgage Investment Trust, Inc. (REIT)	10,418	76,156
TPG RE Finance Trust, Inc. (REIT)	20,997	163,987
Two Harbors Investment Corp. (REIT)	29,731	339,528

		7,334,315

Total Financials		148,605,769

Health Care (16.0%)
Biotechnology (8.4%)
4D Molecular Therapeutics, Inc.*	13,372	124,493
Abeona Therapeutics, Inc.(x)*	10,035	44,957
Absci Corp.(x)*	36,424	109,272
ACADIA Pharmaceuticals, Inc.*	37,591	836,776
Actuate Therapeutics, Inc.(x)*	1,204	3,299
ADC Therapeutics SA*	29,928	112,230
ADMA Biologics, Inc.*	69,438	625,636
Agios Pharmaceuticals, Inc.*	17,411	589,014
Akebia Therapeutics, Inc.*	76,743	106,673
Aktis Oncology, Inc.(x)*	6,708	120,006
Aldeyra Therapeutics, Inc.*	18,431	31,148
Alector, Inc.*	24,147	51,916
Alkermes plc*	49,518	1,750,956
Allogene Therapeutics, Inc.*	34,397	83,929
Altimmune, Inc.(x)*	31,615	97,374
Amicus Therapeutics, Inc.*	87,368	1,263,341
AnaptysBio, Inc.*	5,767	319,838
Anavex Life Sciences Corp.(x)*	26,153	80,290
Anika Therapeutics, Inc.*	4,438	64,351
Annexon, Inc.*	37,526	207,894
Apogee Therapeutics, Inc.*	11,926	1,003,811
Arbutus Biopharma Corp.*	40,917	184,126
Arcellx, Inc.*	11,355	1,303,781
Arcturus Therapeutics Holdings, Inc.(x)*	5,661	43,703
Arcus Biosciences, Inc.*	24,459	528,314
Arcutis Biotherapeutics, Inc.*	33,787	796,022
Ardelyx, Inc.*	75,225	450,598
ArriVent Biopharma, Inc.(x)*	8,706	200,847
Arrowhead Pharmaceuticals, Inc.*	40,070	2,512,389
ARS Pharmaceuticals, Inc.(x)*	16,688	134,005
Atrium Therapeutics, Inc.*	3,494	46,715
aTyr Pharma, Inc.(x)*	29,368	22,907
Aura Biosciences, Inc.*	14,498	96,992
Aurinia Pharmaceuticals, Inc.*	35,864	531,504
Avita Medical, Inc.(x)*	2,262	8,369
Beam Therapeutics, Inc.*	28,650	682,730
Benitec Biopharma, Inc.*	4,317	45,976
Bicara Therapeutics, Inc.*	9,260	184,181
BioCryst Pharmaceuticals, Inc.*	68,626	653,320
Biohaven Ltd.*	32,140	271,904
Bridgebio Pharma, Inc.*	47,690	3,541,459
Bright Minds Biosciences, Inc.(x)*	2,146	156,594
Candel Therapeutics, Inc.(x)*	17,650	86,485
Capricor Therapeutics, Inc.(x)*	13,623	414,139
Cardiff Oncology, Inc.(x)*	13,824	22,395
CareDx, Inc.*	15,235	264,480
Cartesian Therapeutics, Inc.(x)*	4,429	27,238
Catalyst Pharmaceuticals, Inc.*	35,330	874,771
Celcuity, Inc.*	10,191	1,163,201
Celldex Therapeutics, Inc.*	20,473	649,404
CG oncology, Inc.*	17,498	1,184,265
Cogent Biosciences, Inc.*	42,619	1,640,405
Coherus Oncology, Inc.(x)*	36,755	62,116
Compass Therapeutics, Inc.*	36,349	192,286
Corvus Pharmaceuticals, Inc.*	18,473	270,260
CRISPR Therapeutics AG(x)*	26,946	1,281,821
Cullinan Therapeutics, Inc.*	14,980	212,866
Cytokinetics, Inc.*	35,780	2,358,260
Day One Biopharmaceuticals, Inc.*	22,370	479,613
Denali Therapeutics, Inc.*	42,530	816,576
Design Therapeutics, Inc.*	6,724	71,543
DiaMedica Therapeutics, Inc.*	7,536	51,019
Dianthus Therapeutics, Inc.*	10,607	890,139
Disc Medicine, Inc.*	8,078	516,507
Dyne Therapeutics, Inc.*	39,413	714,558
Editas Medicine, Inc.(x)*	27,408	67,698
Eledon Pharmaceuticals, Inc.*	17,379	53,527
Emergent BioSolutions, Inc.*	15,936	132,269
Enanta Pharmaceuticals, Inc.*	5,755	72,686

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Entrada Therapeutics, Inc.*	9,438	$119,108
Erasca, Inc.*	55,126	891,939
Evommune, Inc.(x)*	4,289	98,604
Fate Therapeutics, Inc.*	34,303	41,164
Fennec Pharmaceuticals, Inc.*	5,733	35,258
Foghorn Therapeutics, Inc.*	10,683	51,065
Geron Corp.*	168,132	250,517
Gossamer Bio, Inc.(x)*	60,376	19,834
GRAIL, Inc.*	10,151	524,604
Greenwich Lifesciences, Inc.(x)*	1,876	45,062
Gyre Therapeutics, Inc.(x)*	5,495	38,300
Heron Therapeutics, Inc.(x)*	49,610	39,693
Humacyte, Inc.(x)*	35,416	21,487
Ideaya Biosciences, Inc.*	26,053	868,086
ImmunityBio, Inc.(x)*	88,233	676,747
Immunome, Inc.*	29,606	647,483
Immunovant, Inc.*	24,076	598,048
Inhibikase Therapeutics, Inc.(x)*	21,379	35,917
Inhibrx Biosciences, Inc.(x)*	2,801	188,311
Inmune Bio, Inc.*	4,030	4,554
Intellia Therapeutics, Inc.*	33,063	423,868
Iovance Biotherapeutics, Inc.(x)*	93,676	328,803
Ironwood Pharmaceuticals, Inc., Class A*	47,946	168,290
Jade Biosciences, Inc.(x)	10,774	151,375
Janux Therapeutics, Inc.*	12,229	169,983
KalVista Pharmaceuticals, Inc.(x)*	10,437	210,097
Keros Therapeutics, Inc.*	9,263	102,264
Kodiak Sciences, Inc.*	10,839	413,183
Korro Bio, Inc.(x)*	1,574	17,818
Krystal Biotech, Inc.*	7,420	1,916,734
Kura Oncology, Inc.*	23,652	192,291
Kymera Therapeutics, Inc.*	16,934	1,410,433
Larimar Therapeutics, Inc.*	14,498	65,241
Lexeo Therapeutics, Inc.*	18,928	108,647
Madrigal Pharmaceuticals, Inc.*	5,063	2,650,329
MannKind Corp.*	89,740	219,863
MapLight Therapeutics, Inc.*	5,931	120,577
MeiraGTx Holdings plc*	15,204	131,667
MiMedx Group, Inc.*	39,167	154,710
Mineralys Therapeutics, Inc.*	13,445	364,225
Mirum Pharmaceuticals, Inc.*	12,840	1,186,159
Monopar Therapeutics, Inc.(x)*	972	53,256
Monte Rosa Therapeutics, Inc.*	16,750	275,538
Myriad Genetics, Inc.*	28,452	128,034
Neurogene, Inc.*	3,321	66,951
Nkarta, Inc.*	14,572	30,747
Novavax, Inc.(x)*	45,452	369,979
Nurix Therapeutics, Inc.*	30,217	468,363
Nuvalent, Inc., Class A*	14,896	1,526,095
Nuvectis Pharma, Inc.*	2,855	22,069
Olema Pharmaceuticals, Inc.*	19,490	290,596
Organogenesis Holdings, Inc., Class A*	15,031	35,623
ORIC Pharmaceuticals, Inc.*	19,330	244,911
Oruka Therapeutics, Inc.*	11,629	570,402
Palvella Therapeutics, Inc.*	2,269	282,831
PDL BioPharma, Inc.(r)*	24,135	—
Perspective Therapeutics, Inc.*	18,855	78,625
Praxis Precision Medicines, Inc.*	7,588	2,444,778
Precigen, Inc.*	51,712	200,125
Prime Medicine, Inc.(x)*	34,729	120,857
Protagonist Therapeutics, Inc.*	17,490	1,843,446
Protalix BioTherapeutics, Inc.(x)*	15,471	33,572
Protara Therapeutics, Inc.*	10,434	54,361
Prothena Corp. plc*	14,401	139,978
PTC Therapeutics, Inc.*	23,433	1,596,490
Puma Biotechnology, Inc.*	9,361	59,817
Recursion Pharmaceuticals, Inc., Class A(x)*	127,458	391,296
REGENXBIO, Inc.*	13,566	113,683
Relay Therapeutics, Inc.*	46,420	461,879
Replimune Group, Inc.*	21,085	161,300
Rezolute, Inc.*	25,116	76,604
Rhythm Pharmaceuticals, Inc.*	16,152	1,404,739
Rigel Pharmaceuticals, Inc.*	3,682	99,561
Rocket Pharmaceuticals, Inc.*	24,795	88,766
Sana Biotechnology, Inc.(x)*	49,674	143,061
Savara, Inc.*	40,581	221,572
Scholar Rock Holding Corp.*	25,682	1,262,527
SELLAS Life Sciences Group, Inc.(x)*	50,802	214,892
Sionna Therapeutics, Inc.(x)*	4,732	189,706
Soleno Therapeutics, Inc.*	14,333	479,869
Solid Biosciences, Inc.*	17,680	127,296
Spyre Therapeutics, Inc.*	20,493	1,033,667
Stoke Therapeutics, Inc.*	13,756	447,895
Syndax Pharmaceuticals, Inc.*	26,468	618,292
Tango Therapeutics, Inc.(x)*	32,659	683,226
Taysha Gene Therapies, Inc.*	65,742	293,867
Tectonic Therapeutic, Inc.(x)*	4,235	130,904
Tevogen Bio Holdings, Inc.(x)*	102	461
TG Therapeutics, Inc.*	43,613	1,448,824
Tonix Pharmaceuticals Holding Corp.(x)*	2,433	33,454
Travere Therapeutics, Inc.*	25,284	751,188
TriSalus Life Sciences, Inc.(x)*	6,278	25,112
TuHURA Biosciences, Inc.(x)*	11,272	20,177
Twist Bioscience Corp.*	18,574	882,636
Tyra Biosciences, Inc.*	7,812	299,200
Upstream Bio, Inc.*	10,223	92,007
UroGen Pharma Ltd.*	11,493	206,644
Vanda Pharmaceuticals, Inc.*	12,345	85,304
Vaxcyte, Inc.*	36,955	2,147,455
Vera Therapeutics, Inc., Class A*	17,839	717,663
Veracyte, Inc.*	23,503	757,032
Verastem, Inc.*	13,760	72,928
Vericel Corp.*	15,761	507,031
Vir Biotechnology, Inc.*	29,147	261,157
Viridian Therapeutics, Inc.*	23,520	460,051
Voyager Therapeutics, Inc.*	14,721	56,823
Xencor, Inc.*	19,793	238,704
Xenon Pharmaceuticals, Inc.*	25,311	1,471,835
XOMA Royalty Corp.*	2,458	77,107
Zenas Biopharma, Inc.(x)*	7,013	137,104
Zymeworks, Inc.*	16,011	400,915

		81,029,363

Health Care Equipment & Supplies (2.1%)
Accuray, Inc.*	23,288	9,038
Acme United Corp.	706	31,706
Alphatec Holdings, Inc.*	34,000	369,920
AngioDynamics, Inc.*	7,657	87,060
Anteris Technologies Global Corp.(x)*	16,318	90,565
Artivion, Inc.*	12,647	463,133
AtriCure, Inc.*	14,171	404,299
Avanos Medical, Inc.*	12,817	179,566
Axogen, Inc.*	14,199	470,413
Beta Bionics, Inc.(x)*	11,738	117,615
Bioventus, Inc., Class A*	13,084	119,457
Butterfly Network, Inc., Class A*	57,925	234,017
CapsoVision, Inc.(x)*	5,485	39,986
Carlsmed, Inc.*	1,107	10,018
Ceribell, Inc.*	7,121	130,528

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Cerus Corp.*	49,315	$89,753
ClearPoint Neuro, Inc.(x)*	9,213	83,838
CONMED Corp.	9,451	334,187
CVRx, Inc.*	3,432	32,467
Delcath Systems, Inc.(x)*	9,118	84,615
Electromed, Inc.*	1,545	36,168
Embecta Corp.	12,023	106,283
Enovis Corp.*	17,313	393,871
Glaukos Corp.*	16,966	1,826,560
Haemonetics Corp.*	14,156	797,832
ICU Medical, Inc.*	7,251	936,467
Inogen, Inc.*	9,219	56,973
Integer Holdings Corp.*	10,425	917,400
Integra LifeSciences Holdings Corp.*	21,187	199,582
iRadimed Corp.	2,409	231,890
IRhythm Holdings, Inc.*	9,644	1,138,185
Kestra Medical Technologies Ltd.(x)*	8,060	160,636
KORU Medical Systems, Inc.*	9,139	39,480
Lantheus Holdings, Inc.*	19,504	1,479,378
LeMaitre Vascular, Inc.	6,616	722,269
LENSAR, Inc.(x)*	2,200	13,112
LivaNova plc*	16,721	1,062,787
Lucid Diagnostics, Inc.*	15,117	17,385
Merit Medical Systems, Inc.*	17,624	1,214,822
Myomo, Inc.(x)*	7,283	4,920
Neogen Corp.*	68,170	633,299
Neuronetics, Inc.(x)*	14,364	20,828
NeuroPace, Inc.*	6,197	81,491
Novocure Ltd.*	32,550	354,795
Omnicell, Inc.*	13,571	453,000
OraSure Technologies, Inc.*	16,106	48,318
Orthofix Medical, Inc.*	11,413	130,907
OrthoPediatrics Corp.*	4,706	74,684
Outset Medical, Inc.(x)*	6,465	24,826
PROCEPT BioRobotics Corp.*	15,967	399,335
Pro-Dex, Inc.*	478	23,479
Pulmonx Corp.*	12,554	16,195
Pulse Biosciences, Inc.(x)*	3,696	79,797
QuidelOrtho Corp.*	20,786	341,514
RxSight, Inc.*	10,743	66,177
Sanara Medtech, Inc.*	1,600	27,488
SANUWAVE Health, Inc.(x)*	1,605	27,750
Shoulder Innovations, Inc.*	2,007	29,162
SI-BONE, Inc.*	11,888	150,145
Sight Sciences, Inc.*	13,362	50,375
STAAR Surgical Co.*	11,029	206,242
Stereotaxis, Inc.*	13,764	25,326
Strive, Inc., Class A(x)*	12,034	120,581
Tactile Systems Technology, Inc.*	6,920	180,820
Tandem Diabetes Care, Inc.*	21,125	404,966
TransMedics Group, Inc.*	9,935	987,638
Treace Medical Concepts, Inc.*	14,734	19,744
UFP Technologies, Inc.*	2,287	442,763
Utah Medical Products, Inc.	1,101	68,251
Varex Imaging Corp.*	8,360	88,700

		20,316,777

Health Care Providers & Services (2.8%)
Accendra Health, Inc.*	24,496	55,851
AdaptHealth Corp., Class A*	31,385	373,481
Addus HomeCare Corp.*	5,531	517,978
agilon health, Inc.*	4,145	32,783
AirSculpt Technologies, Inc.(x)*	3,879	10,978
Alignment Healthcare, Inc.*	57,646	1,015,723
AMN Healthcare Services, Inc.*	11,491	210,745
Ardent Health, Inc.*	5,238	44,837
Astrana Health, Inc.*	13,295	325,993
Aveanna Healthcare Holdings, Inc.*	11,339	73,023
BrightSpring Health Services, Inc.*	38,231	1,629,023
Brookdale Senior Living, Inc.*	70,470	964,030
Castle Biosciences, Inc.*	8,580	210,639
Clover Health Investments Corp., Class A(x)*	124,342	218,842
Community Health Systems, Inc.*	26,787	78,754
Concentra Group Holdings Parent, Inc.	34,890	748,391
CorVel Corp.*	8,926	487,806
Cross Country Healthcare, Inc.*	8,166	76,760
DocGo, Inc.*	29,268	18,412
Enhabit, Inc.*	14,351	202,206
Ensign Group, Inc. (The)	16,530	3,330,795
Fulgent Genetics, Inc.*	6,077	96,624
GeneDx Holdings Corp., Class A*	5,818	373,632
Guardant Health, Inc.*	36,712	3,391,087
Guardian Pharmacy Services, Inc., Class A*	7,092	267,085
HealthEquity, Inc.*	25,153	2,102,036
Hims & Hers Health, Inc.(x)*	61,056	1,267,523
Innovage Holding Corp.*	6,312	50,622
Joint Corp. (The)(x)*	2,848	25,205
LifeStance Health Group, Inc.*	46,624	296,995
Lumexa Imaging Holdings, Inc.(x)*	5,005	43,043
Nano-X Imaging Ltd.(x)*	19,254	43,707
National HealthCare Corp.	3,797	606,381
National Research Corp.	3,148	53,453
NeoGenomics, Inc.*	37,657	279,415
Nutex Health, Inc.(x)*	1,061	100,837
Omada Health, Inc.*	6,853	86,142
Oncology Institute, Inc. (The)*	17,035	52,297
OPKO Health, Inc.*	93,940	107,092
Option Care Health, Inc.*	47,554	1,280,154
PACS Group, Inc.*	13,263	426,008
Pediatrix Medical Group, Inc.*	25,358	542,408
Pennant Group, Inc. (The)*	9,779	298,064
Privia Health Group, Inc.*	35,134	722,706
Progyny, Inc.*	24,040	408,199
RadNet, Inc.*	20,694	1,156,588
SBC Medical Group Holdings, Inc.(x)*	2,332	9,748
Select Medical Holdings Corp.	33,815	550,846
Sonida Senior Living, Inc.*	2,045	65,951
Strata Critical Medical, Inc.(x)*	22,462	93,891
Surgery Partners, Inc.*	23,336	278,165
Talkspace, Inc.*	43,430	224,750
US Physical Therapy, Inc.	4,475	335,446
Viemed Healthcare, Inc.*	7,787	71,718

		26,334,868

Health Care Technology (0.2%)
Claritev Corp.(x)*	2,622	42,844
Definitive Healthcare Corp., Class A*	14,425	17,743
Evolent Health, Inc., Class A*	33,658	76,740
Health Catalyst, Inc.(x)*	21,069	26,758
HealthStream, Inc.	7,261	150,375
HeartFlow, Inc.(x)*	5,797	141,041
LifeMD, Inc.*	8,644	31,205
OptimizeRx Corp.*	4,187	26,294
Phreesia, Inc.*	17,234	144,421
Schrodinger, Inc.*	16,909	192,086
Simulations Plus, Inc.*	5,089	60,152
Teladoc Health, Inc.*	54,212	295,455
TruBridge, Inc.*	3,609	52,836

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Waystar Holding Corp.*	30,743	$741,214

		1,999,164

Life Sciences Tools & Services (0.3%)
10X Genomics, Inc., Class A*	33,275	706,428
Adaptive Biotechnologies Corp.*	44,613	619,228
Alpha Teknova, Inc.*	4,961	14,337
Atlantic International Corp.*	2,165	6,560
Azenta, Inc.*	11,941	252,313
BioLife Solutions, Inc.*	11,723	223,675
Codexis, Inc.(x)*	28,795	46,936
CryoPort, Inc.*	14,845	122,917
Cytek Biosciences, Inc.*	37,473	163,757
Fortrea Holdings, Inc.*	27,843	262,281
Ginkgo Bioworks Holdings, Inc., Class A(x)*	8,937	54,784
Lifecore Biomedical, Inc.*	7,608	28,302
Maravai LifeSciences Holdings, Inc., Class A*	24,257	68,647
MaxCyte, Inc.*	32,655	22,940
Mesa Laboratories, Inc.	1,539	136,078
OmniAb, Inc.*	30,543	47,953
Pacific Biosciences of California, Inc.(x)*	88,528	116,857
Personalis, Inc.(x)*	18,223	116,081
Quanterix Corp.*	12,077	42,511
Quantum-Si, Inc.(x)*	66,491	51,464
Standard BioTools, Inc.*	87,157	80,123

		3,184,172

Pharmaceuticals (2.2%)
Aardvark Therapeutics, Inc.*	3,122	11,770
Aclaris Therapeutics, Inc.*	20,064	75,240
Alumis, Inc.*	19,350	426,281
Amneal Pharmaceuticals, Inc.*	44,921	558,368
Amphastar Pharmaceuticals, Inc.*	11,294	221,249
Amylyx Pharmaceuticals, Inc.*	26,577	369,420
ANI Pharmaceuticals, Inc.*	5,883	452,403
Aquestive Therapeutics, Inc.(x)*	30,022	124,591
Arvinas, Inc.*	18,170	192,602
Atea Pharmaceuticals, Inc.*	14,244	76,633
Axsome Therapeutics, Inc.*	12,422	2,099,566
BioAge Labs, Inc.*	9,090	158,984
Biote Corp., Class A(x)*	9,534	12,871
Collegium Pharmaceutical, Inc.*	9,418	311,453
CorMedix, Inc.(x)*	21,100	143,269
Crinetics Pharmaceuticals, Inc.*	29,129	1,057,965
Definium Therapeutics, Inc.*	29,254	552,901
Edgewise Therapeutics, Inc.*	21,437	675,266
Enliven Therapeutics, Inc.*	12,019	471,145
Esperion Therapeutics, Inc.*	67,699	185,495
Eton Pharmaceuticals, Inc.*	5,181	127,867
Evolus, Inc.*	14,654	60,228
EyePoint, Inc.*	23,822	307,066
Fulcrum Therapeutics, Inc.*	17,825	136,718
Harmony Biosciences Holdings, Inc.*	12,925	362,029
Harrow, Inc.(x)*	9,265	326,684
Indivior Pharmaceuticals, Inc.*	36,863	1,123,584
Innoviva, Inc.*	21,596	503,187
Journey Medical Corp.(x)*	4,287	20,106
LB Pharmaceuticals, Inc.(x)*	4,027	99,306
LENZ Therapeutics, Inc.(x)*	3,588	32,830
Ligand Pharmaceuticals, Inc.*	5,866	1,171,147
Liquidia Corp.*	19,511	736,345
Maze Therapeutics, Inc.(x)*	7,331	218,830
MBX Biosciences, Inc.*	8,564	255,635
MediWound Ltd.(x)*	1,707	27,500
Nuvation Bio, Inc.(x)*	75,099	322,175
Ocular Therapeutix, Inc.*	55,554	470,542
Omeros Corp.(x)*	20,601	217,547
Pacira BioSciences, Inc.*	13,686	309,304
Phathom Pharmaceuticals, Inc.(x)*	13,802	153,340
Phibro Animal Health Corp., Class A	6,230	344,581
Prestige Consumer Healthcare, Inc.*	14,617	866,350
Rapport Therapeutics, Inc.*	8,552	267,592
Septerna, Inc.*	6,511	156,459
SIGA Technologies, Inc.	10,649	56,972
Supernus Pharmaceuticals, Inc.*	16,561	856,038
Tarsus Pharmaceuticals, Inc.*	11,991	841,169
Terns Pharmaceuticals, Inc.*	28,374	1,495,877
Theravance Biopharma, Inc.*	11,615	188,511
Third Harmonic Bio, Inc.(r)*	7,949	—
Trevi Therapeutics, Inc.*	29,608	353,223
Tvardi Therapeutics, Inc.*	1,133	3,603
WaVe Life Sciences Ltd.*	41,308	299,483
Xeris Biopharma Holdings, Inc.*	45,496	263,877
Zevra Therapeutics, Inc.*	12,189	113,602

		21,266,779

Total Health Care		154,131,123

Industrials (16.5%)
Aerospace & Defense (1.9%)
AAR Corp.*	11,547	1,263,935
AeroVironment, Inc.*	11,260	2,061,143
AerSale Corp.*	10,939	68,041
AIRO Group Holdings, Inc.(x)*	4,105	31,219
Archer Aviation, Inc., Class A(x)*	183,495	948,669
Astronics Corp.*	9,291	619,988
Beta Technologies, Inc., Class A(x)*	10,039	147,573
Byrna Technologies, Inc.(x)*	4,199	38,547
Cadre Holdings, Inc.	8,764	268,880
Ducommun, Inc.*	4,312	526,064
Eve Holding, Inc.*	28,637	71,020
Firefly Aerospace, Inc.*	7,569	215,489
Intuitive Machines, Inc.(x)*	33,736	626,140
Kratos Defense & Security Solutions, Inc.*	53,892	3,799,925
Mercury Systems, Inc.*	16,022	1,168,164
Moog, Inc., Class A	8,387	2,454,372
National Presto Industries, Inc.	1,387	190,102
Park Aerospace Corp.	5,510	150,864
Red Cat Holdings, Inc.(x)*	30,783	402,949
Redwire Corp.(x)*	32,650	277,525
Satellogic, Inc., Class A*	16,242	88,356
V2X, Inc.*	7,595	520,258
Voyager Technologies, Inc., Class A(x)*	14,134	330,594
VSE Corp.(x)	8,016	1,478,150
York Space Systems, Inc.*	3,630	80,477

		17,828,444

Air Freight & Logistics (0.1%)
Forward Air Corp.*	7,562	126,361
Hub Group, Inc., Class A	17,639	635,710
Radiant Logistics, Inc.*	9,204	64,888

		826,959

Building Products (1.4%)
American Woodmark Corp.*	4,497	179,115
Apogee Enterprises, Inc.	6,320	211,973
AZZ, Inc.	8,933	1,117,786
CSW Industrials, Inc.	4,820	1,255,996
Gibraltar Industries, Inc.*	8,995	358,631
Griffon Corp.	11,085	805,658
Insteel Industries, Inc.	4,336	145,733
Janus International Group, Inc.*	40,741	209,816
JELD-WEN Holding, Inc.*	19,689	24,414

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Masterbrand, Inc.*	37,642	$312,805
Modine Manufacturing Co.*	15,477	3,354,021
Quanex Building Products Corp.	13,580	244,033
Resideo Technologies, Inc.*	38,185	1,287,216
Tecnoglass, Inc.	8,060	359,073
UFP Industries, Inc.	17,410	1,603,809
Zurn Elkay Water Solutions Corp.	44,797	2,008,697

		13,478,776

Commercial Services & Supplies (1.2%)
ABM Industries, Inc.	17,867	688,237
ACCO Brands Corp.	20,245	60,735
ACV Auctions, Inc., Class A*	52,206	221,354
BrightView Holdings, Inc.*	21,083	248,569
Brink’s Co. (The)	12,349	1,279,727
Casella Waste Systems, Inc., Class A*	18,597	1,475,486
Cimpress plc*	4,842	353,466
CompX International, Inc.	373	8,713
CoreCivic, Inc.*	31,443	594,587
Deluxe Corp.	14,210	391,343
Ennis, Inc.	5,046	108,085
Enviri Corp.*	23,368	458,480
GEO Group, Inc. (The)*	40,821	686,201
Healthcare Services Group, Inc.*	21,970	407,544
HNI Corp.	20,249	676,114
Interface, Inc., Class A	16,355	407,567
Liquidity Services, Inc.*	7,013	214,387
MillerKnoll, Inc.	21,533	311,367
Mobile Infrastructure Corp., Class A(x)*	2,766	6,196
Montrose Environmental Group, Inc.*	9,902	216,755
NL Industries, Inc.	3,164	18,446
OPENLANE, Inc.*	30,885	900,298
Perma-Fix Environmental Services, Inc.(x)*	3,771	40,312
Pitney Bowes, Inc.	44,657	493,460
Quad/Graphics, Inc.	6,553	43,315
UniFirst Corp.	4,314	1,085,359
Vestis Corp.*	29,910	235,093
Virco Mfg. Corp.(x)	2,712	16,597

		11,647,793

Construction & Engineering (2.6%)
Ameresco, Inc., Class A*	9,764	248,982
Arcosa, Inc.	14,634	1,553,253
Argan, Inc.	3,966	2,160,082
Bowman Consulting Group Ltd., Class A*	3,143	89,387
Cardinal Infrastructure Group, Inc., Class A*	1,519	60,236
Centuri Holdings, Inc.*	26,064	761,329
Concrete Pumping Holdings, Inc.*	5,580	39,841
Construction Partners, Inc., Class A*	14,451	1,605,795
Dycom Industries, Inc.*	8,578	2,906,398
Fluor Corp.*	47,531	2,217,321
Granite Construction, Inc.(x)	13,034	1,562,516
Great Lakes Dredge & Dock Corp.*	20,715	352,155
IES Holdings, Inc.*	2,664	1,269,316
Legence Corp., Class A*	11,108	627,158
Limbach Holdings, Inc.*	3,095	241,565
Matrix Service Co.*	5,947	68,272
MYR Group, Inc.*	4,686	1,322,952
NWPX Infrastructure, Inc.*	2,841	221,200
Orion Group Holdings, Inc.*	7,566	82,469
Primoris Services Corp.	16,305	2,332,267
Southland Holdings, Inc.(x)*	2,289	2,976
Sterling Infrastructure, Inc.*	8,915	3,630,812
Tutor Perini Corp.	13,221	1,020,529

		24,376,811

Electrical Equipment (2.7%)
Allient, Inc.	3,919	231,574
American Superconductor Corp.*	13,723	464,524
Amprius Technologies, Inc.*	32,988	556,178
Array Technologies, Inc.*	48,807	352,875
Atkore, Inc.	9,795	577,023
Bloom Energy Corp., Class A*	64,772	8,775,958
EnerSys	11,147	1,936,457
Enovix Corp.(x)*	55,257	286,231
Eos Energy Enterprises, Inc.(x)*	91,041	451,563
Fluence Energy, Inc., Class A*	20,545	282,699
Hyliion Holdings Corp.(x)*	39,385	69,318
KULR Technology Group, Inc.(x)*	7,555	17,905
LSI Industries, Inc.	7,543	140,300
NANO Nuclear Energy, Inc.(x)*	11,362	232,694
Net Power, Inc.(x)*	8,054	12,564
Nextpower, Inc., Class A*	43,375	5,228,856
NuScale Power Corp., Class A*	45,297	491,019
Plug Power, Inc.(x)*	391,333	884,413
Powell Industries, Inc.	2,832	1,532,339
Power Solutions International, Inc.*	2,627	159,932
Preformed Line Products Co.	734	198,731
Shoals Technologies Group, Inc., Class A*	50,400	331,632
SKYX Platforms Corp.*	27,711	31,036
SunPower, Inc.(x)*	12,991	16,499
Sunrun, Inc.*	67,095	909,808
T1 Energy, Inc.*	60,083	263,764
Thermon Group Holdings, Inc.*	10,591	533,786
Vicor Corp.*	6,749	1,086,589

		26,056,267

Ground Transportation (0.3%)
ArcBest Corp.	6,110	600,980
Covenant Logistics Group, Inc., Class A	4,028	109,360
FTAI Infrastructure, Inc.	31,728	156,736
Heartland Express, Inc.	13,524	140,649
Hertz Global Holdings, Inc.(x)*	38,046	175,392
Marten Transport Ltd.	17,588	230,930
PAMT Corp.*	2,326	19,655
Proficient Auto Logistics, Inc.*	7,497	50,830
RXO, Inc.*	48,153	703,997
Universal Logistics Holdings, Inc.(x)	2,548	53,865
Werner Enterprises, Inc.	17,324	509,499

		2,751,893

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A(x)	7,102	224,707

Machinery (3.5%)
3D Systems Corp.*	30,822	57,945
Aebi Schmidt Holding AG	7,609	73,883
AirJoule Technologies Corp.(x)*	4,459	11,192
Alamo Group, Inc.	3,238	534,173
Albany International Corp., Class A	9,030	471,456
Alliance Laundry Holdings, Inc.(x)*	13,038	270,408
Astec Industries, Inc.	6,618	356,313
Atmus Filtration Technologies, Inc.	24,618	1,397,564
Blue Bird Corp.*	9,845	559,098
CECO Environmental Corp.*	9,347	556,894
Chart Industries, Inc.*	13,544	2,800,222
Columbus McKinnon Corp.	5,558	80,758
Douglas Dynamics, Inc.	6,762	284,613
Eastern Co. (The)	1,246	25,219
Energy Recovery, Inc.*	11,001	110,780

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Enerpac Tool Group Corp., Class A	16,268	$593,294
Enpro, Inc.	6,246	1,565,560
ESCO Technologies, Inc.	7,739	2,177,522
Federal Signal Corp.	17,736	1,917,971
Franklin Electric Co., Inc.	11,946	1,101,063
Gencor Industries, Inc.*	2,255	33,825
Gorman-Rupp Co. (The)	6,909	429,256
Graham Corp.*	3,068	242,127
Greenbrier Cos., Inc. (The)	9,389	494,331
Helios Technologies, Inc.	10,424	674,537
Hillman Solutions Corp.*	62,119	516,830
Hyster-Yale, Inc.	2,582	83,941
JBT Marel Corp.	15,560	1,989,657
Kadant, Inc.	3,557	1,039,889
Kennametal, Inc.	22,217	802,700
L B Foster Co., Class A*	2,313	64,533
Lindsay Corp.	3,256	387,692
Luxfer Holdings plc	5,893	71,777
Manitowoc Co., Inc. (The)*	7,683	89,507
Mayville Engineering Co., Inc.*	2,512	45,090
Microvast Holdings, Inc.(x)*	42,425	63,637
Miller Industries, Inc.	2,449	111,552
Mueller Water Products, Inc., Class A	47,787	1,313,665
Omega Flex, Inc.	809	25,111
Palladyne AI Corp.(x)*	5,893	35,770
Park-Ohio Holdings Corp.	2,121	50,989
Proto Labs, Inc.*	6,794	387,394
Richtech Robotics, Inc., Class B(x)*	32,387	67,689
SPX Technologies, Inc.*	14,388	2,876,737
Standex International Corp.	3,682	938,394
Tennant Co.	5,834	387,378
Terex Corp.	33,629	1,987,474
Titan International, Inc.*	9,511	65,721
Trinity Industries, Inc.	23,468	755,200
Wabash National Corp.	8,074	69,598
Watts Water Technologies, Inc., Class A	8,134	2,361,219
Worthington Enterprises, Inc.	9,728	507,218

		33,916,366

Marine Transportation (0.2%)
Costamare Bulkers Holdings Ltd.*	4,626	71,564
Costamare, Inc.	13,292	224,635
Genco Shipping & Trading Ltd.	9,613	216,773
Himalaya Shipping Ltd.(x)	9,815	130,540
Matson, Inc.	8,924	1,463,001
Pangaea Logistics Solutions Ltd.	8,624	61,058
Safe Bulkers, Inc.	10,295	65,167

		2,232,738

Passenger Airlines (0.4%)
Allegiant Travel Co.*	4,349	352,443
Frontier Group Holdings, Inc.(x)*	22,055	77,854
JetBlue Airways Corp.*	83,467	368,924
Joby Aviation, Inc.*	173,347	1,431,846
SkyWest, Inc.*	12,082	1,109,490
Sun Country Airlines Holdings, Inc.*	15,338	253,384

		3,593,941

Professional Services (1.3%)
Alight, Inc., Class A	133,476	77,777
Asure Software, Inc.*	6,259	53,828
Barrett Business Services, Inc.	8,262	241,085
BlackSky Technology, Inc., Class A(x)*	9,295	233,862
CBIZ, Inc.*	15,439	414,537
Conduent, Inc.*	43,668	55,895
CRA International, Inc.	2,096	339,301
CSG Systems International, Inc.	8,112	648,473
Exponent, Inc.	14,633	954,803
Falcon’s Beyond Global, Inc., Class A(x)*	2,982	42,046
First Advantage Corp.(x)*	23,530	276,713
Forrester Research, Inc.*	3,414	19,323
Franklin Covey Co.*	1,608	25,390
HireQuest, Inc.	1,338	13,353
Huron Consulting Group, Inc.*	5,004	637,960
IBEX Holdings Ltd.*	2,005	53,774
ICF International, Inc.	5,782	377,507
Innodata, Inc.*	9,031	348,777
Insperity, Inc.	11,284	305,119
Kelly Services, Inc., Class A	10,094	89,332
Kforce, Inc.	3,705	108,334
Korn Ferry	15,524	977,236
Legalzoom.com, Inc.*	37,740	213,986
Maximus, Inc.	16,436	1,053,548
Mistras Group, Inc.*	3,026	44,724
Planet Labs PBC*	80,179	2,241,003
Public Policy Holding Co., Inc.	926	12,112
RCM Technologies, Inc.*	1,045	20,001
Resolute Holdings Management, Inc.*	1,379	223,812
Resources Connection, Inc.	7,393	27,576
Skillsoft Corp.(x)*	952	4,084
Spire Global, Inc.(x)*	6,366	80,084
TIC Solutions, Inc.(x)*	59,729	393,017
TriNet Group, Inc.	8,876	323,353
TrueBlue, Inc.*	8,108	31,702
TTEC Holdings, Inc.(x)*	4,880	12,200
Upwork, Inc.*	37,554	411,592
Verra Mobility Corp., Class A*	48,284	689,978
Willdan Group, Inc.*	4,242	324,768

		12,401,965

Trading Companies & Distributors (0.9%)
Alta Equipment Group, Inc.	8,663	46,520
BlueLinx Holdings, Inc.*	1,749	94,761
Boise Cascade Co.	11,393	864,159
Custom Truck One Source, Inc.*	11,822	77,671
Distribution Solutions Group, Inc.*	2,307	60,536
DNOW, Inc.*	55,683	663,185
DXP Enterprises, Inc.*	3,932	549,418
EVI Industries, Inc.	1,831	37,682
GATX Corp.	10,878	1,857,310
Global Industrial Co.	4,126	130,051
Herc Holdings, Inc.	9,788	974,395
Hudson Technologies, Inc.*	9,124	53,649
Karat Packaging, Inc.	2,653	74,072
McGrath RentCorp	7,365	812,212
NPK International, Inc.*	23,858	345,702
Rush Enterprises, Inc., Class A	18,152	1,200,029
Rush Enterprises, Inc., Class B	2,306	148,391
Titan Machinery, Inc.*	6,821	114,047
Transcat, Inc.*	2,665	195,744
Willis Lease Finance Corp.	819	139,443
Xometry, Inc., Class A(x)*	12,951	528,919

		8,967,896

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.(x)*	7,751	74,642

Total Industrials		158,379,198

Information Technology (12.7%)
Communications Equipment (1.1%)
ADTRAN Holdings, Inc.*	18,785	236,315
Applied Optoelectronics, Inc.*	19,569	1,655,342
Aviat Networks, Inc.*	3,643	82,368
BK Technologies Corp.*	614	45,823

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Calix, Inc.*	17,948	$879,273
Clearfield, Inc.*	3,899	103,207
Digi International, Inc.*	10,891	524,946
Extreme Networks, Inc.*	39,897	601,647
Harmonic, Inc.*	33,690	302,536
Inseego Corp.(x)*	2,760	30,691
NETGEAR, Inc.*	9,196	200,841
NetScout Systems, Inc.*	20,832	662,249
Ribbon Communications, Inc.*	31,452	66,678
Viasat, Inc.*	36,565	1,674,677
Viavi Solutions, Inc.*	67,997	2,262,940
Vistance Networks, Inc.*	65,012	1,183,218

		10,512,751

Electronic Equipment, Instruments & Components (3.3%)
908 Devices, Inc.*	6,291	38,501
Advanced Energy Industries, Inc.	11,094	3,580,145
Aeva Technologies, Inc.(x)*	11,522	151,629
Arlo Technologies, Inc.*	31,330	445,826
Badger Meter, Inc.	8,988	1,369,322
Bel Fuse, Inc., Class A	329	59,286
Bel Fuse, Inc., Class B	3,105	614,728
Belden, Inc.	11,754	1,349,712
Benchmark Electronics, Inc.	10,395	582,744
Climb Global Solutions, Inc.	5,088	100,844
CTS Corp.	9,296	443,977
Daktronics, Inc.*	11,488	224,590
ePlus, Inc.	7,840	589,960
Evolv Technologies Holdings, Inc.*	44,606	269,866
Fabrinet*	10,703	5,581,829
Frequency Electronics, Inc.*	1,477	65,372
Insight Enterprises, Inc.*	8,688	582,183
Itron, Inc.*	13,733	1,230,889
Kimball Electronics, Inc.*	7,425	175,898
Knowles Corp.*	24,702	634,347
Methode Electronics, Inc.	7,629	42,112
MicroVision, Inc.(x)*	56,039	35,932
Mirion Technologies, Inc., Class A*	70,745	1,315,150
M-Tron Industries, Inc.*	546	36,500
Napco Security Technologies, Inc.	10,786	424,860
Neonode, Inc.*	2,402	3,363
nLight, Inc.*	14,026	799,762
Novanta, Inc.*	10,915	1,289,171
OSI Systems, Inc.*	4,771	1,266,748
Ouster, Inc.*	17,251	316,901
PC Connection, Inc.	3,304	193,152
Plexus Corp.*	7,968	1,613,839
Powerfleet, Inc.*	26,156	80,560
Richardson Electronics Ltd.	2,988	32,719
Rogers Corp.*	5,645	605,878
Sanmina Corp.*	15,730	2,039,237
ScanSource, Inc.*	6,733	244,408
TTM Technologies, Inc.*	30,728	2,993,522
Vishay Intertechnology, Inc.	35,231	634,158
Vishay Precision Group, Inc.*	2,388	103,687
Vuzix Corp.(x)*	14,655	33,853

		32,197,160

IT Services (0.7%)
Applied Digital Corp.(x)*	70,784	1,680,412
ASGN, Inc.*	12,534	485,191
Backblaze, Inc., Class A*	16,799	57,957
BigBear.ai Holdings, Inc.(x)*	127,768	449,743
Commerce.com, Inc.*	24,624	65,746
Crexendo, Inc.*	3,214	19,831
CSP, Inc.	1,499	12,966
DigitalOcean Holdings, Inc.*	22,112	1,896,767
Fastly, Inc., Class A*	40,545	1,178,238
Grid Dynamics Holdings, Inc.*	20,610	117,477
Hackett Group, Inc. (The)(x)	8,183	106,461
Information Services Group, Inc.	11,606	44,567
Rackspace Technology, Inc.(x)*	42,317	41,462
TSS, Inc.(x)*	4,227	54,993
Tucows, Inc., Class A*	2,407	41,304
Unisys Corp.*	22,847	47,293
VTEX, Class A*	13,160	52,640
Whitefiber, Inc.(x)*	2,294	27,322

		6,380,370

Semiconductors & Semiconductor Equipment (3.1%)
ACM Research, Inc., Class A*	14,808	582,695
Aehr Test Systems(x)*	8,827	327,305
Aeluma, Inc.(x)*	2,958	38,720
Alpha & Omega Semiconductor Ltd.*	5,559	123,187
Ambarella, Inc.*	12,556	646,320
Ambiq Micro, Inc.*	3,719	94,500
Atomera, Inc.(x)*	6,673	25,424
Axcelis Technologies, Inc.*	9,241	860,152
Blaize Holdings, Inc.(x)*	15,062	27,413
CEVA, Inc.*	7,289	136,159
Cohu, Inc.*	14,542	445,276
Credo Technology Group Holding Ltd.*	47,811	4,488,019
Diodes, Inc.*	13,871	946,834
FormFactor, Inc.*	22,980	2,228,830
Ichor Holdings Ltd.*	10,207	475,748
Impinj, Inc.*	8,398	862,475
indie Semiconductor, Inc., Class A(x)*	43,339	139,552
Kopin Corp.(x)*	47,857	107,678
Kulicke & Soffa Industries, Inc.	14,959	983,106
MaxLinear, Inc., Class A*	24,110	419,273
Navitas Semiconductor Corp., Class A(x)*	60,067	526,788
NVE Corp.	935	61,243
PDF Solutions, Inc.*	10,179	332,955
Penguin Solutions, Inc.*	16,122	283,747
Photronics, Inc.*	17,419	703,902
Power Integrations, Inc.	16,235	831,232
Rambus, Inc.*	32,233	2,773,005
Rigetti Computing, Inc.*	97,658	1,371,118
Semtech Corp.*	27,575	2,120,242
Silicon Laboratories, Inc.*	9,688	2,016,557
SiTime Corp.*	6,615	2,284,490
SkyWater Technology, Inc.*	10,103	276,923
Synaptics, Inc.*	11,704	819,748
Ultra Clean Holdings, Inc.*	13,423	834,642
Veeco Instruments, Inc.*	18,222	616,997

		29,812,255

Software (4.0%)
8x8, Inc.*	29,848	49,548
A10 Networks, Inc.	22,230	513,958
ACI Worldwide, Inc.*	31,229	1,280,701
Adeia, Inc.	31,671	761,054
Agilysys, Inc.*	7,629	542,727
Airship AI Holdings, Inc.(x)*	4,592	10,378
Alarm.com Holdings, Inc.*	14,080	608,115
Alkami Technology, Inc.(x)*	19,976	313,024
Amplitude, Inc., Class A*	26,161	178,418
Appian Corp., Class A*	11,990	289,079
Arteris, Inc.*	9,643	158,531
Asana, Inc., Class A*	18,277	116,973
AudioEye, Inc.*	2,897	18,454
AvePoint, Inc.*	43,390	412,639
Bit Digital, Inc.(x)*	98,760	129,376

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Bitdeer Technologies Group, Class A(x)*	34,039	$294,437
Blackbaud, Inc.*	11,219	433,166
BlackLine, Inc.*	15,393	569,541
Blend Labs, Inc., Class A*	65,704	111,697
Box, Inc., Class A*	42,713	1,009,735
Braze, Inc., Class A*	25,707	606,942
C3.ai, Inc., Class A(x)*	37,119	312,542
Cerence, Inc.*	13,328	84,100
Chaince Digital Holdings, Inc.(x)*	8,053	32,051
Cipher Digital, Inc.*	96,668	1,244,117
Cleanspark, Inc.(x)*	74,252	631,884
Clear Secure, Inc., Class A	26,481	1,281,945
Clearwater Analytics Holdings, Inc., Class A*	83,077	1,964,771
Commvault Systems, Inc.*	13,423	1,045,517
Consensus Cloud Solutions, Inc.*	4,254	100,990
Core Scientific, Inc.*	87,108	1,303,136
CS Disco, Inc.*	6,538	24,975
Daily Journal Corp.(x)*	356	171,713
Digimarc Corp.(x)*	5,514	27,074
Digital Turbine, Inc.*	32,779	94,403
Domo, Inc., Class B*	6,914	21,157
D-Wave Quantum, Inc.(x)*	108,278	1,562,452
eGain Corp.*	5,703	44,997
EverCommerce, Inc.(x)*	4,086	46,703
Expensify, Inc., Class A*	13,525	11,765
Five9, Inc.*	23,958	363,443
Freshworks, Inc., Class A*	63,873	512,900
Hut 8 Corp.*	28,847	1,353,213
I3 Verticals, Inc., Class A*	7,005	156,632
Intapp, Inc.*	16,910	434,418
InterDigital, Inc.	7,681	2,319,662
Kaltura, Inc.*	25,267	30,826
Life360, Inc.(x)*	5,884	240,185
LiveRamp Holdings, Inc.*	19,497	517,060
MARA Holdings, Inc.(x)*	112,179	915,381
Mitek Systems, Inc.*	13,047	176,134
N-able, Inc.*	24,845	116,026
NCR Voyix Corp.*	44,387	280,970
NextNav, Inc.(x)*	28,573	457,739
ON24, Inc.*	10,232	82,879
OneSpan, Inc.	8,023	84,482
Ooma, Inc.*	5,075	73,841
Pagaya Technologies Ltd., Class A*	16,924	197,165
PagerDuty, Inc.*	27,430	170,340
PAR Technology Corp.(x)*	12,161	162,106
Porch Group, Inc.*	25,763	184,721
Progress Software Corp.*	12,851	329,628
Q2 Holdings, Inc.*	19,014	899,362
Qualys, Inc.*	10,663	936,745
Rapid7, Inc.*	19,820	109,208
Red Violet, Inc.*	3,467	119,958
ReposiTrak, Inc.(x)	3,397	25,817
Rezolve AI plc(x)*	62,042	158,827
Rimini Street, Inc.*	15,379	50,443
Riot Platforms, Inc.*	104,479	1,291,360
SEMrush Holdings, Inc., Class A*	14,190	169,429
Silvaco Group, Inc.*	1,520	10,762
SoundHound AI, Inc., Class A(x)*	116,454	800,039
SoundThinking, Inc.(x)*	2,426	16,060
Sprinklr, Inc., Class A*	34,734	208,404
Sprout Social, Inc., Class A*	16,188	92,272
SPS Commerce, Inc.*	11,484	639,314
Telos Corp.*	12,379	51,868
Tenable Holdings, Inc.*	36,824	622,878
Terawulf, Inc.(x)*	90,962	1,312,582
Varonis Systems, Inc.*	34,635	743,613
Vertex, Inc., Class A*	20,479	243,495
Via Transportation, Inc., Class A(x)*	4,556	68,340
Viant Technology, Inc., Class A*	3,318	37,162
Weave Communications, Inc.*	13,511	62,421
WM Technology, Inc.*	20,496	13,495
Workiva, Inc., Class A*	15,245	909,059
Xperi, Inc.*	10,393	58,201
Yext, Inc.(x)*	21,937	84,238
Zeta Global Holdings Corp., Class A*	60,954	970,388

		38,280,276

Technology Hardware, Storage & Peripherals (0.5%)
Corsair Gaming, Inc.*	24,820	137,751
CPI Card Group, Inc.*	2,767	40,149
Diebold Nixdorf, Inc.*	6,567	495,414
Eastman Kodak Co.*	16,463	148,990
GPGI, Inc., Class A(x)	52,630	899,973
Immersion Corp.(x)	6,467	35,310
IonQ, Inc.(x)*	102,213	2,946,801
Quantum Computing, Inc.(x)*	60,849	416,816
Turtle Beach Corp.(x)*	4,183	42,416
Xerox Holdings Corp.(x)	37,277	48,087

		5,211,707

Total Information Technology		122,394,519

Materials (4.5%)
Chemicals (1.5%)
AdvanSix, Inc.	5,983	145,985
American Vanguard Corp.*	9,271	23,085
Arq, Inc.*	9,775	25,024
Ascent Industries Co.*	1,702	22,654
ASP Isotopes, Inc.(x)*	30,463	134,646
Aspen Aerogels, Inc.*	15,391	52,637
Avient Corp.	27,448	996,362
Balchem Corp.	9,608	1,628,364
Cabot Corp.	15,161	1,141,775
Chemours Co. (The)	45,746	1,007,784
Core Molding Technologies, Inc.*	2,705	60,592
Ecovyst, Inc.*	36,142	464,786
Flotek Industries, Inc.*	3,304	56,069
Hawkins, Inc.	5,668	870,605
HB Fuller Co.	16,185	998,291
Ingevity Corp.*	10,990	782,818
Innospec, Inc.	7,640	557,873
Intrepid Potash, Inc.*	2,389	102,178
Koppers Holdings, Inc.	5,511	213,166
Kronos Worldwide, Inc.	7,976	52,402
LSB Industries, Inc.*	15,820	235,718
Mativ Holdings, Inc.	12,625	109,838
Minerals Technologies, Inc.	9,830	697,144
Orion SA	18,433	119,815
Perimeter Solutions, Inc.*	42,082	1,027,642
PureCycle Technologies, Inc.(x)*	38,975	202,280
Quaker Chemical Corp.	4,292	533,195
Rayonier Advanced Materials, Inc.*	19,106	211,503
Sensient Technologies Corp.	12,565	1,086,119
Solesence, Inc.*	6,191	5,873
Stepan Co.	6,135	306,627
Trinseo plc(x)	7,478	785
Tronox Holdings plc	34,646	338,491
Valhi, Inc.	1,508	21,564

		14,233,690

Construction Materials (0.2%)
Knife River Corp.*	17,022	1,389,846
Smith-Midland Corp.*	1,331	43,298
Titan America SA(x)	7,460	111,751

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
United States Lime & Minerals, Inc.	2,858	$373,283

		1,918,178

Containers & Packaging (0.2%)
Ardagh Metal Packaging SA	44,448	180,014
Greif, Inc., Class A	6,960	466,807
Greif, Inc., Class B	1,348	118,004
Myers Industries, Inc.	11,064	234,336
O-I Glass, Inc.*	41,444	435,577
Ranpak Holdings Corp., Class A*	25,753	91,938
TriMas Corp.	9,267	333,056

		1,859,732

Metals & Mining (2.5%)
Alpha Metallurgical Resources, Inc.*	3,546	727,887
American Battery Technology Co.*	31,734	88,538
Caledonia Mining Corp. plc(x)	4,768	107,709
Century Aluminum Co.*	16,382	961,460
Coeur Mining, Inc.*	302,175	5,671,825
Commercial Metals Co.	33,292	2,045,128
Compass Minerals International, Inc.*	10,724	250,405
Constellium SE*	41,683	1,024,568
Contango Silver & Gold, Inc.*	6,465	121,219
Critical Metals Corp.(x)*	16,134	128,104
Dakota Gold Corp.*	19,762	99,798
Ferroglobe plc	34,963	144,048
Friedman Industries, Inc.	1,351	23,940
Hecla Mining Co.	189,322	3,527,069
Idaho Strategic Resources, Inc.(x)*	4,339	139,369
Ivanhoe Electric, Inc.*	30,615	361,869
Kaiser Aluminum Corp.	5,002	602,791
Lifezone Metals Ltd.(x)*	11,483	38,583
Materion Corp.	6,234	901,748
Metallus, Inc.*	11,000	179,740
NioCorp Developments Ltd.*	31,447	140,254
Novagold Resources, Inc.*	86,763	779,132
Perpetua Resources Corp.*	25,056	704,575
Ramaco Resources, Inc., Class A*	11,453	177,063
Ryerson Holding Corp.	12,930	290,666
SSR Mining, Inc.*	59,745	1,756,503
SunCoke Energy, Inc.	17,585	114,478
Tredegar Corp.*	8,374	66,573
United States Antimony Corp.(x)*	33,725	294,419
US Gold Corp.(x)*	2,508	38,096
US Goldmining, Inc.(x)*	597	6,943
USA Rare Earth, Inc.(x)*	54,508	824,979
Vox Royalty Corp.	11,939	62,560
Warrior Met Coal, Inc.	15,257	1,421,190
Worthington Steel, Inc.	10,369	314,699

		24,137,928

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	5,378	77,335
Magnera Corp.*	10,630	101,091
Sylvamo Corp.	8,636	364,785

		543,211

Total Materials		42,692,739

Real Estate (4.8%)
Diversified REITs (0.5%)
AH Realty Trust, Inc. (REIT)	25,203	138,616
Alpine Income Property Trust, Inc. (REIT)	5,809	104,562
American Assets Trust, Inc. (REIT)	14,999	276,131
Broadstone Net Lease, Inc. (REIT)	56,529	1,032,785
CTO Realty Growth, Inc. (REIT)	9,145	169,091
Essential Properties Realty Trust, Inc. (REIT)	57,613	1,749,131
Gladstone Commercial Corp. (REIT)	12,860	146,990
Global Net Lease, Inc. (REIT)	58,998	552,221
Modiv Industrial, Inc. (REIT), Class C	2,024	28,984
NexPoint Diversified Real Estate Trust (REIT)	15,946	74,468

		4,272,979

Health Care REITs (1.0%)
American Healthcare REIT, Inc. (REIT)	52,986	2,498,820
CareTrust REIT, Inc. (REIT)	66,730	2,445,655
Chiron Real Estate, Inc. (REIT)	4,025	133,147
Community Healthcare Trust, Inc. (REIT)	7,691	122,210
Diversified Healthcare Trust (REIT)	66,639	442,483
LTC Properties, Inc. (REIT)	14,009	520,574
National Health Investors, Inc. (REIT)	14,040	1,135,274
Sabra Health Care REIT, Inc. (REIT)	73,778	1,418,751
Sila Realty Trust, Inc. (REIT)	14,710	348,333
Strawberry Fields REIT, Inc. (REIT)	2,619	31,166
Universal Health Realty Income Trust (REIT)	3,741	151,398

		9,247,811

Hotel & Resort REITs (0.5%)
Apple Hospitality REIT, Inc. (REIT)	66,958	770,686
Braemar Hotels & Resorts, Inc. (REIT)	25,649	60,532
Chatham Lodging Trust (REIT)	12,825	100,933
DiamondRock Hospitality Co. (REIT)	61,397	575,290
Pebblebrook Hotel Trust (REIT)(x)	33,882	427,930
RLJ Lodging Trust (REIT)(x)	37,531	278,480
Ryman Hospitality Properties, Inc. (REIT)	18,304	1,688,910
Service Properties Trust (REIT)	43,324	58,704
Summit Hotel Properties, Inc. (REIT)	27,221	120,317
Sunstone Hotel Investors, Inc. (REIT)	54,538	491,387
Xenia Hotels & Resorts, Inc. (REIT)	28,582	423,871

		4,997,040

Industrial REITs (0.3%)
Industrial Logistics Properties Trust (REIT)	20,889	118,650
Innovative Industrial Properties, Inc. (REIT)	8,203	411,462
LXP Industrial Trust (REIT)	17,318	801,131
One Liberty Properties, Inc. (REIT)(x)	6,065	130,155
Terreno Realty Corp. (REIT)	29,701	1,824,235

		3,285,633

Office REITs (0.4%)
Brandywine Realty Trust (REIT)	53,368	144,627
COPT Defense Properties (REIT)	33,934	1,038,380
Douglas Emmett, Inc. (REIT)(x)	43,843	413,001
Easterly Government Properties, Inc. (REIT), Class A	12,393	265,582
Empire State Realty Trust, Inc. (REIT), Class A	42,127	219,060
Franklin Street Properties Corp. (REIT)	27,800	18,473
Hudson Pacific Properties, Inc. (REIT)*	15,851	93,680
JBG SMITH Properties (REIT)	17,253	252,066
NET Lease Office Properties (REIT)	6,813	78,486
Peakstone Realty Trust (REIT)	10,039	209,715
Piedmont Realty Trust, Inc. (REIT)*	38,263	251,388

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Postal Realty Trust, Inc. (REIT), Class A	8,412	$156,127
SL Green Realty Corp. (REIT)(x)	19,987	738,320

		3,878,905

Real Estate Management & Development (0.5%)
American Realty Investors, Inc.*	1,016	15,697
Compass, Inc., Class A*	190,119	1,389,770
Cushman & Wakefield Ltd.*	59,087	724,407
Douglas Elliman, Inc.*	22,100	36,244
eXp World Holdings, Inc.	27,010	161,790
Forestar Group, Inc.*	4,824	117,899
FRP Holdings, Inc.*	4,118	90,102
Kennedy-Wilson Holdings, Inc.	34,282	370,931
Logistic Properties of The Americas*	1,037	3,422
Marcus & Millichap, Inc.	7,897	209,981
Maui Land & Pineapple Co., Inc.*	3,433	52,834
Newmark Group, Inc., Class A	44,666	669,543
RE/MAX Holdings, Inc., Class A*	7,226	41,622
Real Brokerage, Inc. (The)*	33,610	84,025
RMR Group, Inc. (The), Class A	5,684	87,931
Seaport Entertainment Group, Inc.(x)*	2,488	53,442
St Joe Co. (The)	10,559	663,105
Stratus Properties, Inc.*	2,003	61,132
Tejon Ranch Co.*	6,818	128,451
Transcontinental Realty Investors, Inc.*	1,018	35,508

		4,997,836

Residential REITs (0.2%)
BRT Apartments Corp. (REIT)	3,909	52,146
Centerspace (REIT)	5,132	294,833
Clipper Realty, Inc. (REIT)	5,310	16,036
Independence Realty Trust, Inc. (REIT)	68,013	1,012,714
NexPoint Residential Trust, Inc. (REIT)	7,283	182,075
UMH Properties, Inc. (REIT)	23,350	336,941
Veris Residential, Inc. (REIT)	23,155	436,935

		2,331,680

Retail REITs (1.1%)
Acadia Realty Trust (REIT)	37,557	718,090
Alexander’s, Inc. (REIT)	442	104,400
CBL & Associates Properties, Inc. (REIT)	5,645	216,937
Curbline Properties Corp. (REIT)	28,881	744,841
FrontView REIT, Inc. (REIT)	6,297	97,415
Getty Realty Corp. (REIT)	16,211	515,510
InvenTrust Properties Corp. (REIT)	23,715	722,359
Kite Realty Group Trust (REIT)	64,990	1,595,504
Macerich Co. (The) (REIT)	75,249	1,422,206
NETSTREIT Corp. (REIT)(x)	25,285	476,117
Phillips Edison & Co., Inc. (REIT)	37,164	1,390,677
Saul Centers, Inc. (REIT)	4,236	138,009
SITE Centers Corp. (REIT)	11,713	63,250
Tanger, Inc. (REIT)	34,431	1,169,965
Urban Edge Properties (REIT)	37,959	758,421
Whitestone REIT (REIT)	14,694	237,308

		10,371,009

Specialized REITs (0.3%)
Farmland Partners, Inc. (REIT)(x)	13,765	154,581
Four Corners Property Trust, Inc. (REIT)	29,306	693,087
Gladstone Land Corp. (REIT)	13,404	136,721
Outfront Media, Inc. (REIT)	43,628	1,156,142
Safehold, Inc. (REIT)	16,614	224,787
Smartstop Self Storage REIT, Inc. (REIT)	16,241	491,778

		2,857,096

Total Real Estate		46,239,989

Utilities (2.8%)
Electric Utilities (0.8%)
Genie Energy Ltd., Class B	5,853	82,761
Hawaiian Electric Industries, Inc.*	47,007	697,584
MGE Energy, Inc.	10,911	843,311
Oklo, Inc., Class A(x)*	36,175	1,793,918
Otter Tail Corp.	11,479	1,007,512
Portland General Electric Co.	33,866	1,787,109
TXNM Energy, Inc.	29,958	1,751,345

		7,963,540

Gas Utilities (1.0%)
Brookfield Infrastructure Corp., Class A	35,866	1,417,424
Chesapeake Utilities Corp.	6,967	880,420
New Jersey Resources Corp.	30,270	1,662,429
Northwest Natural Holding Co.	12,425	661,259
ONE Gas, Inc.	17,910	1,542,588
RGC Resources, Inc.	3,080	67,914
Southwest Gas Holdings, Inc.	20,036	1,741,128
Spire, Inc.	16,952	1,534,834

		9,507,996

Independent Power and Renewable Electricity Producers (0.3%)
Hallador Energy Co.*	10,254	166,935
Montauk Renewables, Inc.(x)*	30,147	34,669
Ormat Technologies, Inc.	18,230	2,040,302

		2,241,906

Multi-Utilities (0.4%)
Avista Corp.	24,202	971,468
Black Hills Corp.	22,468	1,559,504
Northwestern Energy Group, Inc.	18,397	1,213,098
Unitil Corp.	5,076	265,170

		4,009,240

Water Utilities (0.3%)
American States Water Co.	11,529	871,823
Cadiz, Inc.*	20,399	100,159
California Water Service Group	16,747	759,309
Consolidated Water Co. Ltd.	4,248	140,694
Global Water Resources, Inc.	5,586	42,398
H2O America(x)	9,427	553,082
Middlesex Water Co.	5,433	282,787
Pure Cycle Corp.*	7,778	78,247
York Water Co. (The)	3,878	118,085

		2,946,584

Total Utilities		26,669,266

Total Common Stocks (90.4%) (Cost $566,336,583)		868,756,957

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)†
Food Products (0.0%)†
TreeHouse Foods, Inc., CVR*	4,440	7,770

Total Consumer Staples		7,770

Health Care (0.0%)†
Biotechnology (0.0%)†
89bio, Inc., CVR *	10,730	3,219
Aduro Biotech, Inc., CVR (r)*	10,401	—
Akero Therapeutics, Inc., CVR *	22,249	11,124
Chinook Therapeutics, Inc., CVR *	20,304	4,061

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Rights	Value (Note 1)
Icosavax, Inc., CVR *	6,876	$2,063
Metsera, Inc., CVR (x)*	4,615	20,767
Sanofi Aatd, Inc., CVR(r)*	11,170	5,424

		46,658

Health Care Equipment & Supplies (0.0%)†
Paragon 28, Inc., CVR(r)*	4,470	302

Life Sciences Tools & Services (0.0%)
OmniAb, Inc., expiring 11/1/27(r)(x)*	4,550	—

Total Health Care		46,960

Information Technology (0.0%)†
Electronic Equipment, Instruments & Components (0.0%)†
M-Tron Industries, Inc., expiring 4/15/26*	546	1,147

Total Information Technology		1,147

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	5,400	8,100

Total Materials		8,100

Total Rights (0.0%)† (Cost $50,045)		63,977

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (6.6%)
Allspring Government Money Market Fund, Select Shares 3.60% (7 day yield) (xx)	4,000,000	4,000,000
BlackRock Liquidity FedFund, Institutional Shares 3.55% (7 day yield) (xx)	1,000,000	1,000,000
HSBC U.S. Government Money Market Fund, Intermediary Shares 3.53% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	16,682,438	16,682,438
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	34,039,428	34,042,833
Morgan Stanley Institutional Liquidity Fund—Government Portfolio 3.57% (7 day yield) (xx)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 3.60% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		63,725,271

Total Short-Term Investments (6.6%) (Cost $63,732,251)		63,725,271

Total Investments in Securities (97.0%) (Cost $630,118,879)		932,546,205
Other Assets Less Liabilities (3.0%)		28,531,088

Net Assets (100%)		$961,077,293

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the market value or fair value, as applicable, of these securities amounted to $336,465 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $41,959,502. This was collateralized by $11,597,907 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.375%, maturing 4/15/26 – 11/15/55 and by cash of $29,694,705 of which $29,682,438 was subsequently invested in investment companies.

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	740	6/2026	USD	92,951,400	474,278

					474,278

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$22,400,477	$—	$—		$22,400,477
Consumer Discretionary	72,962,165	—	—		72,962,165
Consumer Staples	15,782,144	—	—		15,782,144
Energy	58,499,568	—	—		58,499,568
Financials	148,605,769	—	—	(a)	148,605,769
Health Care	154,131,123	—	—	(a)	154,131,123
Industrials	158,379,198	—	—		158,379,198
Information Technology	122,394,519	—	—		122,394,519
Materials	42,692,739	—	—		42,692,739
Real Estate	46,239,989	—	—		46,239,989
Utilities	26,669,266	—	—		26,669,266
Futures	474,278	—	—		474,278
Rights
Consumer Staples	—	7,770	—		7,770
Health Care	—	41,234	5,726		46,960
Information Technology	1,147	—	—		1,147
Materials	—	8,100	—		8,100
Short-Term Investments
Investment Companies	63,725,271	—	—		63,725,271

Total Assets	$932,957,653	$57,104	$5,726		$933,020,483

Total Liabilities	$—	$—	$—		$—

Total	$932,957,653	$57,104	$5,726		$933,020,483

(a)	Value is zero.

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$418,285,331
Aggregate gross unrealized depreciation	(119,559,530)

Net unrealized appreciation	$298,725,801

Federal income tax cost of investments in securities and derivative instruments, if applicable	$634,294,682

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.8%)
ANZ Group Holdings Ltd.	156,969	$3,945,933
APA Group	70,499	484,787
Aristocrat Leisure Ltd.	29,094	924,443
ASX Ltd.	9,747	353,865
BHP Group Ltd.	264,769	9,674,187
Brambles Ltd.	70,435	1,100,612
CAR Group Ltd.	19,867	321,278
Cochlear Ltd.	3,498	410,788
Coles Group Ltd.	70,476	1,069,673
Commonwealth Bank of Australia	87,239	10,190,130
Computershare Ltd.	26,624	525,792
CSL Ltd.	25,380	2,493,292
Evolution Mining Ltd.	104,178	944,141
Fortescue Ltd.	86,668	1,224,273
Glencore plc	519,992	3,962,340
Goodman Group (REIT)	106,819	1,901,586
Insurance Australia Group Ltd.	122,179	614,850
Lottery Corp. Ltd. (The)	111,992	417,421
Lynas Rare Earths Ltd.*	48,630	660,871
Macquarie Group Ltd.	18,831	2,671,750
Medibank Pvt. Ltd.	150,606	455,783
National Australia Bank Ltd.	160,754	4,649,224
Northern Star Resources Ltd.	71,753	1,047,510
Origin Energy Ltd.	88,020	754,364
Pro Medicus Ltd.(x)	2,864	236,612
Qantas Airways Ltd.	41,169	241,791
QBE Insurance Group Ltd.	79,560	1,168,976
REA Group Ltd.(x)	2,678	296,602
Rio Tinto Ltd.	19,492	2,191,560
Rio Tinto plc	58,788	5,464,448
Santos Ltd.	166,250	913,022
Scentre Group (REIT)	264,339	609,866
SGH Ltd.	10,174	288,539
Sigma Healthcare Ltd.(x)	268,578	493,832
Sonic Healthcare Ltd.(x)	23,324	330,138
South32 Ltd.	229,725	690,537
Stockland (REIT)	126,166	377,833
Suncorp Group Ltd.	55,210	615,933
Telstra Group Ltd.	203,671	750,129
Transurban Group	161,499	1,569,554
Vicinity Ltd. (REIT)	207,365	336,432
Washington H Soul Pattinson & Co. Ltd.(x)	18,548	518,470
Wesfarmers Ltd.	59,537	3,018,074
Westpac Banking Corp.	178,040	4,890,964
WiseTech Global Ltd.(x)	11,099	302,936
Woodside Energy Group Ltd.	100,089	2,387,180
Woolworths Group Ltd.	63,276	1,593,270

		80,085,591

Austria (0.3%)
BAWAG Group AG(m)	4,014	612,649
Erste Group Bank AG	15,960	1,724,570
OMV AG	7,913	574,664
Raiffeisen Bank International AG*	6,652	284,536
Verbund AG	3,779	287,923

		3,484,342

Belgium (0.8%)
Ageas SA/NV	7,891	577,953
Anheuser-Busch InBev SA/NV	51,337	3,562,287
D’ieteren Group	1,033	190,978
Elia Group SA/NV, Class B*	2,346	359,517
Financiere de Tubize SA	1,057	261,342
Groupe Bruxelles Lambert NV	4,018	363,194
KBC Group NV	12,038	1,471,576
Lotus Bakeries NV(x)	22	250,016
Sofina SA(x)	837	202,786
Syensqo SA(x)	3,761	217,587
UCB SA	6,633	1,997,932

		9,455,168

Brazil (0.0%)†
Yara International ASA	8,421	490,187

Chile (0.1%)
Antofagasta plc	20,458	910,111

China (0.5%)
BOC Hong Kong Holdings Ltd.	192,917	1,062,992
Prosus NV	67,845	3,101,400
SITC International Holdings Co. Ltd.	65,892	290,894
Wharf Holdings Ltd. (The)(x)	67,262	185,842
Wilmar International Ltd.	95,645	288,154
Yangzijiang Shipbuilding Holdings Ltd.	136,000	404,121

		5,333,403

Czech Republic (0.0%)†
CSG NV*	10,487	282,185

Denmark (1.4%)
Carlsberg A/S, Class B	4,772	595,426
Coloplast A/S, Class B(x)	6,710	457,509
Danske Bank A/S	35,044	1,701,322
Demant A/S(x)*	4,486	136,338
DSV A/S	10,680	2,551,496
Genmab A/S*	3,092	827,299
Novo Nordisk A/S, Class B	167,895	6,186,793
Novonesis Novozymes B	18,043	1,067,600
Orsted A/S(m)*	27,570	675,012
Pandora A/S	4,325	303,767
ROCKWOOL A/S, Class B	5,502	153,592
Tryg A/S	18,439	441,384
Vestas Wind Systems A/S	53,257	1,594,542

		16,692,080

Finland (1.1%)
Elisa OYJ	7,237	350,895
Fortum OYJ	23,026	585,260
Kesko OYJ, Class B	13,818	305,786
Kone OYJ, Class B	18,112	1,154,754
Metso OYJ	35,147	607,869
Neste OYJ	21,894	707,045
Nokia OYJ	277,881	2,214,694
Nordea Bank Abp	160,343	2,759,927
Orion OYJ, Class B	5,964	482,340
Sampo OYJ, Class A	126,282	1,353,164
Stora Enso OYJ, Class R	29,047	342,149
UPM-Kymmene OYJ	27,400	852,287
Wartsila OYJ Abp	26,137	977,306

		12,693,476

France (7.8%)
Accor SA	10,114	484,585
Aeroports de Paris SA	1,668	202,957
Air Liquide SA	30,163	6,213,587
Airbus SE	30,977	5,818,266
Alstom SA*	17,769	506,312
Amundi SA(m)	3,192	274,534
AXA SA	87,174	3,996,550
Ayvens SA(m)	18,389	216,647
BioMerieux	2,196	233,856
BNP Paribas SA	52,362	4,988,056
Bollore SE	34,743	198,581
Bouygues SA	10,370	598,272
Bureau Veritas SA	18,250	548,219
Capgemini SE	8,069	943,143
Carrefour SA	30,349	559,507
Cie de Saint-Gobain SA	23,111	1,901,925

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Cie Generale des Etablissements Michelin SCA	33,553	$1,142,558
Covivio SA (REIT)	2,896	173,143
Credit Agricole SA	54,425	1,021,725
Danone SA	33,906	2,723,065
Dassault Aviation SA	1,013	375,721
Dassault Systemes SE	35,491	722,593
Eiffage SA	3,614	554,869
Engie SA	95,096	3,065,913
EssilorLuxottica SA	15,645	3,641,143
Gecina SA (REIT)	2,569	203,136
Getlink SE	14,825	319,471
Hermes International SCA	1,661	3,172,344
Ipsen SA	2,015	377,876
Kering SA	3,821	1,155,420
Klepierre SA (REIT)	11,207	422,404
Legrand SA	13,755	2,125,487
L’Oreal SA	12,511	5,130,330
LVMH Moet Hennessy Louis Vuitton SE	12,972	7,210,682
Orange SA	98,213	2,006,714
Pernod Ricard SA	10,619	792,592
Publicis Groupe SA	11,830	978,352
Renault SA	9,874	335,023
Rexel SA	11,653	455,744
Safran SA	18,537	6,062,396
Sartorius Stedim Biotech	1,485	290,740
Societe Generale SA	35,979	2,627,046
Sodexo SA(x)	4,292	220,327
Thales SA	4,860	1,426,931
TotalEnergies SE	103,528	9,559,076
Unibail-Rodamco-Westfield (REIT)	6,504	726,915
Veolia Environnement SA	33,233	1,269,508
Vinci SA	25,779	3,860,855

		91,835,096

Germany (8.0%)
adidas AG	8,853	1,395,110
Allianz SE (Registered)	19,832	8,218,139
BASF SE	46,104	2,785,893
Bayer AG (Registered)	51,458	2,339,335
Bayerische Motoren Werke AG	14,691	1,326,809
Bayerische Motoren Werke AG (Preference)(q)	2,648	237,908
Beiersdorf AG	5,179	458,199
Brenntag SE	6,274	413,937
Commerzbank AG	38,513	1,382,672
Continental AG	5,875	403,867
CTS Eventim AG & Co. KGaA	3,071	176,120
Daimler Truck Holding AG	23,946	1,141,538
Deutsche Bank AG (Registered)	94,617	2,768,682
Deutsche Boerse AG	9,878	2,871,891
Deutsche Lufthansa AG (Registered)	32,739	270,230
Deutsche Post AG	47,959	2,473,302
Deutsche Telekom AG (Registered)	191,785	7,071,890
Dr Ing hc F Porsche AG (Preference)(m)(q)(x)	5,948	266,559
E.ON SE	115,881	2,532,785
Evonik Industries AG	14,308	277,141
Fresenius Medical Care AG	11,684	519,837
Fresenius SE & Co. KGaA	22,314	1,143,025
GEA Group AG	7,463	527,413
Hannover Rueck SE	3,170	981,128
Heidelberg Materials AG	7,037	1,449,331
Henkel AG & Co. KGaA	5,266	377,156
Henkel AG & Co. KGaA (Preference)(q)	8,367	642,859
Hensoldt AG	3,502	304,008
HOCHTIEF AG	813	357,562
Infineon Technologies AG	67,744	2,976,550
Knorr-Bremse AG	3,758	419,567
LEG Immobilien SE	3,675	239,335
Mercedes-Benz Group AG	37,885	2,295,247
Merck KGaA	6,761	839,644
MTU Aero Engines AG	2,779	994,892
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	6,789	4,229,067
Nemetschek SE	3,058	225,078
Porsche Automobil Holding SE (Preference)(q)	8,287	298,089
Rational AG	262	189,648
Rheinmetall AG	2,392	3,989,143
RWE AG	33,298	2,217,772
SAP SE	54,437	9,212,538
Sartorius AG (Preference)(q)	1,366	333,342
Scout24 SE(m)	3,864	296,065
Siemens AG (Registered)	39,620	9,397,481
Siemens Energy AG	40,401	6,649,016
Siemens Healthineers AG(m)	17,604	738,494
Symrise AG, Class A	6,703	567,533
Talanx AG	3,524	428,868
Volkswagen AG (Preference)(q)	10,658	1,067,312
Vonovia SE	39,918	994,133
Zalando SE(m)*	12,251	293,091

		94,006,231

Hong Kong (1.7%)
AIA Group Ltd.	551,127	6,191,278
CK Asset Holdings Ltd.	101,505	579,814
CK Infrastructure Holdings Ltd.(x)	33,050	263,785
CLP Holdings Ltd.	87,367	822,590
Futu Holdings Ltd. (ADR)*	2,964	405,357
Henderson Land Development Co. Ltd.(x)	76,651	284,294
HKT Trust & HKT Ltd.	191,818	299,068
Hong Kong & China Gas Co. Ltd.(x)	593,709	544,219
Hong Kong Exchanges & Clearing Ltd.	62,387	3,162,104
Hongkong Land Holdings Ltd.	54,346	425,065
Link REIT (REIT)	137,833	638,175
MTR Corp. Ltd.(x)	76,472	313,815
Power Assets Holdings Ltd.(x)	74,199	578,107
Prudential plc	133,405	1,860,376
Sino Land Co. Ltd.	199,952	297,955
Sun Hung Kai Properties Ltd.	74,931	1,269,999
Swire Pacific Ltd., Class A	19,585	214,801
Techtronic Industries Co. Ltd.	74,796	995,583
WH Group Ltd.(m)	444,035	585,098
Wharf Real Estate Investment Co. Ltd.	84,874	246,066

		19,977,549

Indonesia (0.0%)†
Jardine Matheson Holdings Ltd.	8,160	565,080

Ireland (0.4%)
AerCap Holdings NV	8,866	1,216,238
AIB Group plc	110,578	1,176,099
Bank of Ireland Group plc	50,696	927,763
Kerry Group plc, Class A	8,164	646,556
Kingspan Group plc	7,861	663,540

		4,630,196

Israel (1.0%)
Azrieli Group Ltd.	2,170	290,637
Bank Hapoalim BM	64,879	1,518,583
Bank Leumi Le-Israel BM	77,811	1,734,038

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Check Point Software Technologies Ltd.*	4,593	$656,110
Elbit Systems Ltd.	1,462	1,224,718
ICL Group Ltd.	43,007	221,597
Israel Discount Bank Ltd., Class A	63,901	640,694
Mizrahi Tefahot Bank Ltd.	8,003	580,334
Nice Ltd.*	3,122	344,230
Nova Ltd.*	1,534	681,436
Phoenix Financial Ltd.	11,729	623,037
Teva Pharmaceutical Industries Ltd. (ADR)*	59,482	1,791,598
Tower Semiconductor Ltd.(x)*	5,866	1,028,598

		11,335,610

Italy (3.0%)
Banca Mediolanum SpA	10,871	220,795
Banca Monte dei Paschi di Siena SpA	104,980	914,709
Banco BPM SpA(x)	58,646	819,371
BPER Banca SpA	78,013	1,018,367
Coca-Cola HBC AG	11,605	657,876
Davide Campari-Milano NV(x)	33,511	238,672
Enel SpA	423,064	4,605,839
Eni SpA(x)	106,373	3,020,599
Ferrari NV	6,580	2,217,923
FinecoBank Banca Fineco SpA	31,959	709,584
Generali	44,293	1,785,928
Intesa Sanpaolo SpA	726,202	4,414,378
Italgas SpA	31,771	370,057
Leonardo SpA	20,991	1,409,924
Moncler SpA	12,465	751,232
Poste Italiane SpA(m)(x)	24,264	570,874
Prysmian SpA	14,574	1,704,193
Recordati Industria Chimica e Farmaceutica SpA	6,063	344,891
Ryanair Holdings plc	43,470	1,231,524
Snam SpA	107,686	819,005
Telecom Italia SpA (Italian Stock Exchange)*	314,248	259,561
Telecom Italia SpA (SIX Swiss Stock Exchange)*	578,983	405,537
Terna—Rete Elettrica Nazionale	72,277	827,705
UniCredit SpA	73,069	5,265,165
Unipol Assicurazioni SpA	18,186	425,722

		35,009,431

Ivory Coast (0.0%)†
Endeavour Mining plc	9,510	575,735

Japan (20.7%)
Advantest Corp.	39,920	5,401,003
Aeon Co. Ltd.	116,724	1,393,167
AGC, Inc.	9,886	348,637
Aisin Corp.	26,354	364,811
Ajinomoto Co., Inc.	46,898	1,314,955
ANA Holdings, Inc.	8,712	154,901
Asahi Group Holdings Ltd.	79,816	801,031
Asahi Kasei Corp.	66,586	644,770
Asics Corp.	35,700	949,308
Astellas Pharma, Inc.(x)	95,578	1,560,501
Bandai Namco Holdings, Inc.	30,945	764,356
Bridgestone Corp.	59,168	1,228,085
Canon, Inc.(x)	45,019	1,253,761
Capcom Co. Ltd.(x)	17,552	372,187
Central Japan Railway Co.	40,725	1,054,576
Chiba Bank Ltd. (The)(x)	29,283	377,297
Chubu Electric Power Co., Inc.	34,539	567,010
Chugai Pharmaceutical Co. Ltd.	34,777	1,924,154
Dai Nippon Printing Co. Ltd.	21,516	390,714
Daifuku Co. Ltd.	16,839	588,308
Daiichi Life Group, Inc.	182,168	1,664,665
Daiichi Sankyo Co. Ltd.	92,924	1,638,294
Daikin Industries Ltd.(x)	13,630	1,653,535
Daito Trust Construction Co. Ltd.(x)	15,185	353,667
Daiwa House Industry Co. Ltd.(x)	29,306	916,093
Daiwa Securities Group, Inc.(x)	69,583	654,508
Denso Corp.	90,452	1,123,059
Disco Corp.	4,790	1,919,338
East Japan Railway Co.	50,729	1,157,745
Ebara Corp.(x)	23,600	664,989
Eisai Co. Ltd.(x)	13,196	410,094
ENEOS Holdings, Inc.	140,022	1,249,539
FANUC Corp.	48,388	1,685,323
Fast Retailing Co. Ltd.	9,975	3,970,174
Fuji Electric Co. Ltd.(x)	7,530	527,300
FUJIFILM Holdings Corp.	59,492	1,130,683
Fujikura Ltd.(x)	77,400	2,105,975
Fujitsu Ltd.	92,310	1,875,976
Hankyu Hanshin Holdings, Inc.(x)	12,554	362,913
Hikari Tsushin, Inc.	938	237,468
Hitachi Ltd.	238,885	6,981,563
Honda Motor Co. Ltd.(x)	191,612	1,551,019
Hoya Corp.	17,557	3,028,511
Hulic Co. Ltd.	24,498	285,183
Ibiden Co. Ltd.(x)	12,400	608,126
Idemitsu Kosan Co. Ltd.	41,530	403,741
IHI Corp.(x)	53,700	1,097,512
Inpex Corp.	45,676	1,340,218
Isuzu Motors Ltd.(x)	27,779	399,032
ITOCHU Corp.	308,800	3,924,976
Japan Airlines Co. Ltd.	6,443	104,828
Japan Exchange Group, Inc.	51,082	593,106
Japan Post Bank Co. Ltd.(x)	92,809	1,526,907
Japan Post Holdings Co. Ltd.	92,859	1,065,338
Japan Post Insurance Co. Ltd.(x)	27,516	277,987
Japan Tobacco, Inc.	62,900	2,413,502
JFE Holdings, Inc.(x)	29,500	343,624
JX Advanced Metals Corp.(x)	29,800	647,743
Kajima Corp.	21,894	831,711
Kansai Electric Power Co., Inc. (The)(x)	48,567	799,968
Kao Corp.(x)	23,289	910,021
Kawasaki Heavy Industries Ltd.(x)	39,000	739,989
Kawasaki Kisen Kaisha Ltd.(x)	19,455	327,530
KDDI Corp.(x)	153,408	2,627,097
Keyence Corp.	10,044	3,557,135
Kikkoman Corp.(x)	36,540	333,085
Kioxia Holdings Corp.*	9,800	1,245,836
Kirin Holdings Co. Ltd.	41,253	656,354
Komatsu Ltd.	49,443	1,940,882
Konami Group Corp.	5,199	646,859
Kubota Corp.	49,487	780,858
Kyocera Corp.(x)	66,624	1,029,973
Kyowa Kirin Co. Ltd.	12,525	206,896
Lasertec Corp.	4,330	954,719
LY Corp.(x)	148,279	359,377
M3, Inc.(x)*	23,681	241,760
Makita Corp.	11,994	389,553
Marubeni Corp.	73,708	2,710,330
MatsukiyoCocokara & Co.(x)	16,435	262,638
Minebea Mitsumi, Inc.(x)	19,722	323,515
Mitsubishi Chemical Group Corp.	66,719	386,372
Mitsubishi Corp.	167,733	5,760,154
Mitsubishi Electric Corp.	99,748	3,257,519
Mitsubishi Estate Co. Ltd.	54,917	1,519,627
Mitsubishi HC Capital, Inc.(x)	48,118	429,903
Mitsubishi Heavy Industries Ltd.	166,800	4,550,195
Mitsubishi UFJ Financial Group, Inc.	587,706	9,929,685

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsui & Co. Ltd.	128,390	$4,943,050
Mitsui Fudosan Co. Ltd.	138,502	1,465,983
Mitsui OSK Lines Ltd.(x)	18,088	748,645
Mizuho Financial Group, Inc.	129,697	5,176,836
MonotaRO Co. Ltd.(x)	12,099	130,067
MS&AD Insurance Group Holdings, Inc.	67,495	1,766,309
Murata Manufacturing Co. Ltd.	88,004	1,973,113
NEC Corp.	67,765	1,688,273
Nexon Co. Ltd.	19,306	363,879
Nidec Corp.*	42,662	536,919
Nintendo Co. Ltd.(x)	57,973	3,307,989
Nippon Building Fund, Inc. (REIT)	419	351,694
Nippon Paint Holdings Co. Ltd.(x)	46,748	291,785
Nippon Sanso Holdings Corp.(x)	9,490	338,823
Nippon Steel Corp.(x)	253,905	932,777
Nippon Yusen KK(x)	21,724	797,320
Nissan Motor Co. Ltd.(x)*	119,826	254,349
Nitori Holdings Co. Ltd.(x)	20,340	323,050
Nitto Denko Corp.	35,845	717,154
Nomura Holdings, Inc.	154,787	1,224,304
Nomura Research Institute Ltd.(x)	20,296	562,352
NTT, Inc.	1,579,920	1,568,590
Obayashi Corp.	32,737	788,374
Obic Co. Ltd.(x)	17,155	418,043
Olympus Corp.	60,328	574,347
Oracle Corp.(x)	2,078	113,812
Oriental Land Co. Ltd.(x)	57,358	976,451
ORIX Corp.	60,476	1,811,859
Osaka Gas Co. Ltd.	18,181	737,274
Otsuka Corp.	10,950	209,993
Otsuka Holdings Co. Ltd.	22,538	1,590,880
Pan Pacific International Holdings Corp.	102,670	629,801
Panasonic Holdings Corp.	122,360	2,031,688
Rakuten Group, Inc.*	78,646	366,821
Recruit Holdings Co. Ltd.	73,835	3,194,170
Renesas Electronics Corp.	94,030	1,335,275
Resona Holdings, Inc.	106,752	1,187,826
Ryohin Keikaku Co. Ltd.	25,800	548,679
Sanrio Co. Ltd.(x)	44,500	274,598
SBI Holdings, Inc.	29,440	548,391
SCREEN Holdings Co. Ltd.(x)	8,600	506,708
Secom Co. Ltd.	21,100	810,185
Seibu Holdings, Inc.	11,200	312,749
Sekisui Chemical Co. Ltd.(x)	18,493	308,316
Sekisui House Ltd.	31,984	714,013
Seven & i Holdings Co. Ltd.	108,943	1,466,307
Shimadzu Corp.	13,176	312,574
Shimano, Inc.	3,838	402,190
Shimizu Corp.(x)	26,100	470,504
Shin-Etsu Chemical Co. Ltd.	87,977	3,579,571
Shionogi & Co. Ltd.	40,123	892,699
Shiseido Co. Ltd.(x)	20,692	424,386
SMC Corp.	3,027	1,183,980
SoftBank Corp.(x)	1,497,790	1,998,866
SoftBank Group Corp.	193,508	4,650,797
Sompo Holdings, Inc.	46,572	1,819,723
Sony Financial Group, Inc.(x)	297,520	271,037
Sony Group Corp.	320,620	6,613,219
Subaru Corp.(x)	30,596	488,781
Sumitomo Corp.	56,712	2,110,764
Sumitomo Electric Industries Ltd.	36,958	2,069,469
Sumitomo Metal Mining Co. Ltd.(x)	12,845	744,671
Sumitomo Mitsui Financial Group, Inc.(x)	190,970	6,295,067
Sumitomo Mitsui Trust Group, Inc.	32,464	1,033,100
Sumitomo Realty & Development Co. Ltd.	32,094	902,314
Suntory Beverage & Food Ltd.	7,180	203,036
Suzuki Motor Corp.	83,148	996,194
Sysmex Corp.(x)	26,747	233,176
T&D Holdings, Inc.(x)	23,555	598,678
Taisei Corp.	7,523	785,654
Takeda Pharmaceutical Co. Ltd.(x)	82,309	3,036,450
TDK Corp.	101,170	1,311,720
Terumo Corp.	70,624	945,633
TIS, Inc.(x)	11,216	242,023
Toho Co. Ltd.	28,425	299,849
Tokio Marine Holdings, Inc.	96,392	4,501,294
Tokyo Electron Ltd.	23,291	5,695,863
Tokyo Gas Co. Ltd.(x)	16,278	768,597
Tokyu Corp.(x)	25,857	305,418
TOPPAN Holdings, Inc.(x)	12,090	320,387
Toray Industries, Inc.(x)	69,798	492,107
Toyota Industries Corp.(x)*	1,836	236,216
Toyota Motor Corp.	494,040	10,241,101
Toyota Tsusho Corp.(x)	36,146	1,414,426
Tsuruha Holdings, Inc.	11,079	174,887
Unicharm Corp.	56,736	330,385
West Japan Railway Co.(x)	22,094	438,834
Yamaha Motor Co. Ltd.(x)	46,714	332,972
Yokogawa Electric Corp.	11,648	360,810
Yokohama Financial Group, Inc.(x)	51,501	457,864
Zensho Holdings Co. Ltd.(x)	4,642	269,262
ZOZO, Inc.(x)	22,946	160,481

		243,394,177

Luxembourg (0.1%)
ArcelorMittal SA	22,221	1,157,748
CVC Capital Partners plc(m)(x)	10,953	143,597
Eurofins Scientific SE	6,116	447,275

		1,748,620

Macau (0.1%)
Galaxy Entertainment Group Ltd.	99,282	447,588
Sands China Ltd.(x)	130,146	276,610

		724,198

Mexico (0.0%)†
Fresnillo plc	11,482	508,647

Netherlands (4.4%)
ABN AMRO Bank NV (CVA)(m)	30,927	989,204
Adyen NV(m)*	1,316	1,316,854
Akzo Nobel NV(x)	9,132	524,041
Argenx SE*	3,229	2,352,684
ASM International NV	2,417	1,841,095
ASML Holding NV	20,234	26,782,469
ASR Nederland NV	8,317	572,975
BE Semiconductor Industries NV	3,770	795,425
Euronext NV(m)	4,157	668,856
EXOR NV(x)	5,087	389,877
Heineken Holding NV	6,802	486,535
Heineken NV	14,917	1,147,913
ING Groep NV	152,232	3,977,713
JDE Peet’s NV	8,967	330,155
Koninklijke Ahold Delhaize NV	46,906	2,189,751
Koninklijke KPN NV	203,277	1,130,611
Koninklijke Philips NV	39,616	1,085,070
Magnum Ice Cream Co. NV (The)(x)*	26,412	387,695
Nebius Group NV, Class A(x)*	10,699	1,110,128
NN Group NV	13,576	1,061,932
Randstad NV(x)	5,310	139,504
Universal Music Group NV	57,509	1,115,109
Wolters Kluwer NV	12,070	902,959

		51,298,555

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
New Zealand (0.2%)
Auckland International Airport Ltd.	85,435	$391,881
Contact Energy Ltd.	46,587	248,672
Fisher & Paykel Healthcare Corp. Ltd.	31,360	679,292
Infratil Ltd.	46,351	312,076
Meridian Energy Ltd.	66,709	213,216
Xero Ltd.*	8,989	480,826

		2,325,963

Nigeria (0.0%)†
Airtel Africa plc(m)	47,545	219,337

Norway (0.6%)
Aker BP ASA	16,387	601,613
DNB Bank ASA	46,311	1,444,320
Equinor ASA	40,703	1,722,800
Gjensidige Forsikring ASA	9,928	259,169
Kongsberg Gruppen ASA	22,686	971,374
Mowi ASA	24,694	560,915
Norsk Hydro ASA	74,008	784,734
Orkla ASA	36,237	455,739
Salmar ASA	3,644	212,861
Telenor ASA	31,871	561,327

		7,574,852

Poland (0.0%)†
InPost SA(x)*	13,298	233,450

Portugal (0.2%)
Banco Comercial Portugues SA, Class R	402,531	394,608
EDP SA	163,363	864,899
Galp Energia SGPS SA	21,847	531,134
Jeronimo Martins SGPS SA	14,514	348,176

		2,138,817

Singapore (1.6%)
CapitaLand Ascendas REIT (REIT)	206,965	399,883
CapitaLand Integrated Commercial Trust (REIT)	323,842	581,616
CapitaLand Investment Ltd.	125,479	267,470
DBS Group Holdings Ltd.	110,715	4,919,437
Grab Holdings Ltd., Class A*	124,125	454,297
Keppel Ltd.	74,846	694,620
Oversea-Chinese Banking Corp. Ltd.	177,665	3,059,921
Sea Ltd. (ADR)*	20,217	1,674,170
Sembcorp Industries Ltd.	48,900	253,952
Singapore Airlines Ltd.	80,909	418,668
Singapore Exchange Ltd.	44,489	682,633
Singapore Technologies Engineering Ltd.	82,634	704,262
Singapore Telecommunications Ltd.	386,732	1,497,098
STMicroelectronics NV(x)	35,521	1,219,392
United Overseas Bank Ltd.	65,274	1,877,385

		18,704,804

South Africa (0.2%)
Anglo American plc	58,736	2,495,382

South Korea (0.0%)†
Delivery Hero SE(m)*	10,274	183,346

Spain (3.4%)
Acciona SA	1,299	342,816
ACS Actividades de Construccion y Servicios SA	9,102	1,126,304
Aena SME SA(m)	39,698	1,182,018
Amadeus IT Group SA	23,944	1,361,103
Banco Bilbao Vizcaya Argentaria SA	297,615	6,495,840
Banco de Sabadell SA	266,986	959,896
Banco Santander SA	765,768	8,664,909
Bankinter SA(x)	35,532	559,365
CaixaBank SA	200,229	2,402,426
Cellnex Telecom SA(m)	24,902	808,505
EDP Renovaveis SA	15,983	255,747
Endesa SA	16,970	715,634
Grifols SA(x)	15,388	161,619
Iberdrola SA	335,417	7,699,740
Indra Sistemas SA(x)	4,144	228,348
Industria de Diseno Textil SA	57,224	3,290,151
Mapfre SA	38,993	174,549
Naturgy Energy Group SA(x)	13,406	402,496
Redeia Corp. SA	20,808	352,135
Repsol SA	58,478	1,643,005
Telefonica SA(x)	189,723	838,925

		39,665,531

Sweden (2.9%)
AddTech AB, Class B	13,995	475,526
Alfa Laval AB(x)	14,836	809,510
Assa Abloy AB, Class B	52,433	1,880,268
Atlas Copco AB, Class A	140,882	2,477,969
Atlas Copco AB, Class B	82,253	1,278,002
Beijer Ref AB, Class B(x)	21,681	297,962
Boliden AB(x)*	15,035	798,075
Epiroc AB, Class A	34,008	834,954
Epiroc AB, Class B	20,788	447,060
EQT AB	25,505	783,220
Essity AB, Class B(x)	31,759	818,689
Evolution AB(m)	7,037	438,872
Fastighets AB Balder, Class B(x)*	34,592	203,445
H & M Hennes & Mauritz AB, Class B(x)	26,550	494,984
Hexagon AB, Class B	107,229	1,043,323
Holmen AB, Class B(x)	3,460	123,851
Industrivarden AB, Class A	5,461	271,758
Industrivarden AB, Class C(x)	8,461	421,393
Indutrade AB(x)	13,405	310,005
Investment AB Latour, Class B	7,083	152,162
Investor AB, Class B	94,976	3,595,287
L E Lundbergforetagen AB, Class B	3,792	216,587
Lifco AB, Class B(x)	11,763	353,920
Nibe Industrier AB, Class B(x)	75,574	315,049
Saab AB, Class B(x)	16,740	1,098,110
Sagax AB, Class B(x)	10,890	202,980
Sandvik AB	55,253	2,111,509
Securitas AB, Class B(x)	25,033	420,817
Skandinaviska Enskilda Banken AB, Class A(x)	79,592	1,462,311
Skanska AB, Class B(x)	17,825	480,738
SKF AB, Class B(x)	17,801	425,162
Svenska Cellulosa AB SCA, Class B(x)	33,306	385,506
Svenska Handelsbanken AB, Class A(x)	74,495	972,699
Swedbank AB, Class A(x)	44,327	1,504,996
Swedish Orphan Biovitrum AB*	10,480	438,152
Tele2 AB, Class B	29,128	598,763
Telefonaktiebolaget LM Ericsson, Class B(x)	145,581	1,649,016
Telia Co. AB(x)	122,741	627,641
Trelleborg AB, Class B	10,890	405,776
Volvo AB, Class B(x)	83,205	2,714,553

		34,340,600

Switzerland (4.2%)
ABB Ltd. (Registered)	81,706	6,645,368
Avolta AG	4,236	254,098
Banque Cantonale Vaudoise (Registered)(x)	1,484	240,419
Barry Callebaut AG (Registered)	174	305,081
Belimo Holding AG (Registered)	506	408,984

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
BKW AG	1,117	$220,007
Chocoladefabriken Lindt & Spruengli AG	50	702,077
Chocoladefabriken Lindt & Spruengli AG (Registered)	6	853,332
Cie Financiere Richemont SA (Registered)	28,005	4,990,291
DSM-Firmenich AG	9,238	659,784
EMS-Chemie Holding AG (Registered)(x)	389	303,755
Galderma Group AG	9,558	1,852,917
Geberit AG (Registered)	1,802	1,219,382
Givaudan SA (Registered)	482	1,630,273
Helvetia Baloise Holding AG	4,153	1,072,760
Julius Baer Group Ltd.	10,642	784,194
Kuehne + Nagel International AG (Registered)(x)	2,500	571,141
Logitech International SA (Registered)	7,776	710,483
Lonza Group AG (Registered)	3,676	2,351,865
Partners Group Holding AG(x)	1,194	1,282,790
Sandoz Group AG	21,929	1,720,077
Schindler Holding AG	2,133	702,442
Schindler Holding AG (Registered)	1,220	383,717
SGS SA (Registered)	8,801	931,514
Sika AG (Registered)	7,870	1,308,855
Sonova Holding AG (Registered)	2,603	590,030
Straumann Holding AG (Registered)(x)	5,712	595,884
Swatch Group AG (The)(x)	1,450	322,333
Swiss Life Holding AG (Registered)	1,480	1,622,174
Swiss Prime Site AG (Registered)	4,197	711,080
Swisscom AG (Registered)	1,346	1,123,585
UBS Group AG (Registered)	165,490	6,436,570
VAT Group AG(m)	1,435	885,238
Zurich Insurance Group AG	7,622	5,434,490

		49,826,990

United Arab Emirates (0.0%)
NMC Health plc(r)*	3,282	—

United Kingdom (9.7%)
3i Group plc	51,472	1,686,583
Admiral Group plc	13,751	580,114
Associated British Foods plc	17,266	432,135
AstraZeneca plc	80,851	15,791,658
Autotrader Group plc(m)	46,290	289,558
Aviva plc	157,780	1,256,799
BAE Systems plc	156,144	4,545,192
Barclays plc	721,543	3,802,134
Barratt Redrow plc	73,528	257,195
British American Tobacco plc	113,557	6,614,773
BT Group plc	307,266	861,260
Bunzl plc	17,426	522,079
Centrica plc	246,281	696,635
CK Hutchison Holdings Ltd.	139,263	1,070,292
Coca-Cola Europacific Partners plc	10,437	946,323
Compass Group plc	88,710	2,464,694
Diageo plc	116,034	2,155,947
Entain plc	32,333	244,152
Halma plc	19,835	1,007,706
HSBC Holdings plc	895,365	14,651,058
Imperial Brands plc	39,275	1,598,470
Informa plc	68,083	678,728
International Consolidated Airlines Group SA	61,393	293,416
Intertek Group plc	7,803	380,450
J Sainsbury plc	91,295	409,973
JD Sports Fashion plc	126,076	118,378
Kingfisher plc	84,722	321,712
Land Securities Group plc (REIT)	34,917	259,093
Legal & General Group plc	295,675	974,508
Lloyds Banking Group plc	3,069,592	3,793,877
London Stock Exchange Group plc	23,893	2,823,815
M&G plc	115,499	419,807
Marks & Spencer Group plc	108,504	487,316
Melrose Industries plc	65,307	439,904
National Grid plc	260,385	4,389,815
NatWest Group plc	415,948	3,086,356
Next plc	5,978	1,008,119
Pearson plc	29,727	390,080
Reckitt Benckiser Group plc	33,457	2,270,481
RELX plc	94,322	3,109,721
Rentokil Initial plc	133,443	829,699
Rolls-Royce Holdings plc	437,805	6,685,698
Sage Group plc (The)	51,083	570,530
Schroders plc	40,276	307,100
Segro plc (REIT)	68,702	597,455
Severn Trent plc	14,598	599,411
Smith & Nephew plc	42,306	668,290
Smiths Group plc	16,165	492,353
Spirax Group plc	3,725	333,380
SSE plc	62,848	2,169,766
Standard Chartered plc	99,661	2,069,743
Standard Life plc	35,906	324,705
Tesco plc	330,582	2,084,430
Unilever plc	113,681	6,373,720
United Utilities Group plc	35,873	627,145
Verisure plc(x)*	13,476	139,499
Vodafone Group plc	968,919	1,469,138
Whitbread plc	8,285	251,819
Wise plc, Class A*	35,842	430,185

		114,154,372

United States (8.9%)
Aegon Ltd.	63,280	461,368
Alcon AG	26,193	1,965,022
AP Moller - Maersk A/S, Class A(x)	140	340,085
AP Moller - Maersk A/S, Class B(x)	209	517,954
BP plc	825,540	6,507,388
Buzzi SpA	3,956	199,548
Experian plc	47,802	1,661,530
Ferrovial SE	26,868	1,746,914
GSK plc	212,007	5,814,262
Haleon plc	463,886	2,296,202
Holcim AG	26,715	2,216,892
InterContinental Hotels Group plc	7,655	1,008,178
Monday.com Ltd.*	1,965	135,801
Nestle SA (Registered)	134,318	13,322,860
Novartis AG (Registered)	99,111	15,047,978
QIAGEN NV	10,842	434,305
Roche Holding AG	36,697	14,490,392
Roche Holding AG (OTC US Exchange)	1,701	704,591
Sanofi SA	57,215	5,518,718
Schneider Electric SE	28,582	7,850,619
Shell plc	297,117	13,874,416
Spotify Technology SA*	8,206	3,979,171
Stellantis NV	107,315	764,636
Sunbelt Rentals Holdings, Inc.	21,898	1,398,370
Swiss Re AG(x)	15,553	2,597,210
Tenaris SA	18,839	550,278

		105,404,688

Total Common Stocks (90.1%) (Cost $548,391,275)		1,062,303,800

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Italy (0.0%)†
Telecom Italia SpA, expiring 4/1/26*	895,110	$9

Singapore (0.0%)†
CapitaLand Ascendas REIT, expiring 4/15/26*	5,794	541

Total Rights (0.0%)† (Cost $—)		550

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.2%)
Allspring Government Money Market Fund, Select Shares 3.60% (7 day yield) (xx)	8,000,000	$8,000,000
BlackRock Liquidity FedFund, Institutional Shares 3.55% (7 day yield) (xx)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.54% (7 day yield) (xx)	1,000,000	1,000,000
Goldman Sachs Financial Square Funds - Government Fund 3.56% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	7,669,403	7,669,403
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.57% (7 day yield) (xx)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 3.60% (7 day yield) (xx)	2,000,000	2,000,000
Total Investment Companies		25,669,403
Total Short-Term Investments (2.2%) (Cost $25,669,403)		25,669,403

Total Investments in Securities (92.3%) (Cost $574,060,678)		1,087,973,753
Other Assets Less Liabilities (7.7%)		90,492,254

Net Assets (100%)		$1,178,466,007

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the market value or fair value, as applicable, of these securities amounted to $11,654,408 or 1.0% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $56,406,013. This was collateralized by $33,558,531 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.375%, maturing 4/15/26 – 11/15/55 and by cash of $25,669,403 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of March 31, 2026	Market Value	% of Net Assets
Financials	$261,291,081	22.2%
Industrials	206,487,079	17.5
Health Care	118,197,674	10.0
Consumer Discretionary	90,835,641	7.7
Information Technology	90,589,557	7.7
Consumer Staples	76,655,623	6.5
Materials	64,047,093	5.4
Energy	45,784,299	3.9
Communication Services	45,206,466	3.9
Utilities	43,989,083	3.7
Investment Companies	25,669,403	2.2
Real Estate	19,220,754	1.6
Cash and Other	90,492,254	7.7

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	686	6/2026	EUR	43,570,575	(1,242,700)
FTSE 100 Index	201	6/2026	GBP	27,133,787	(222,848)
MSCI EAFE E-Mini Index	16	6/2026	USD	2,320,880	(36,820)
SPI 200 Index	73	6/2026	AUD	10,719,219	(147,775)
TOPIX Index	119	6/2026	JPY	26,273,652	(306,428)

					(1,956,571)

Forward Foreign Currency Contracts outstanding as of March 31, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	18,205,664	EUR	15,558,935	HSBC Bank plc	6/18/2026	157,829

Total unrealized appreciation						157,829

AUD	10,841,048	USD	7,742,029	HSBC Bank plc	6/18/2026	(270,824)
GBP	9,123,979	USD	12,278,450	HSBC Bank plc	6/18/2026	(204,812)
JPY	1,620,028,180	USD	10,363,857	HSBC Bank plc	6/18/2026	(89,196)

Total unrealized depreciation						(564,832)

Net unrealized depreciation						(407,003)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$80,085,591	$—		$80,085,591
Austria	—	3,484,342	—		3,484,342
Belgium	—	9,455,168	—		9,455,168
Brazil	—	490,187	—		490,187
Chile	—	910,111	—		910,111
China	—	5,333,403	—		5,333,403
Czech Republic	—	282,185	—		282,185
Denmark	—	16,692,080	—		16,692,080
Finland	—	12,693,476	—		12,693,476
France	—	91,835,096	—		91,835,096
Germany	—	94,006,231	—		94,006,231
Hong Kong	405,357	19,572,192	—		19,977,549
Indonesia	565,080	—	—		565,080
Ireland	1,216,238	3,413,958	—		4,630,196
Israel	2,447,708	8,887,902	—		11,335,610
Italy	—	35,009,431	—		35,009,431
Ivory Coast	—	575,735	—		575,735
Japan	—	243,394,177	—		243,394,177
Luxembourg	—	1,748,620	—		1,748,620
Macau	—	724,198	—		724,198
Mexico	—	508,647	—		508,647
Netherlands	1,110,128	50,188,427	—		51,298,555
New Zealand	—	2,325,963	—		2,325,963
Nigeria	—	219,337	—		219,337
Norway	—	7,574,852	—		7,574,852
Poland	—	233,450	—		233,450
Portugal	—	2,138,817	—		2,138,817
Singapore	2,128,467	16,576,337	—		18,704,804
South Africa	—	2,495,382	—		2,495,382
South Korea	—	183,346	—		183,346
Spain	—	39,665,531	—		39,665,531
Sweden	—	34,340,600	—		34,340,600
Switzerland	—	49,826,990	—		49,826,990
United Arab Emirates	—	—	—	(a)	— (a)
United Kingdom	946,323	113,208,049	—		114,154,372
United States	4,114,972	101,289,716	—		105,404,688
Forward Currency Contracts	—	157,829	—		157,829
Rights
Italy	—	9	—		9
Singapore	—	541	—		541
Short-Term Investments
Investment Companies	25,669,403	—	—		25,669,403

Total Assets	$38,603,676	$1,049,527,906	$—		$1,088,131,582

Liabilities:
Forward Currency Contracts	$—	$(564,832)	$—		$(564,832)
Futures	(1,956,571)	—	—		(1,956,571)

Total Liabilities	$(1,956,571)	$(564,832)	$—		$(2,521,403)

Total	$36,647,105	$1,048,963,074	$—		$1,085,610,179

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$533,625,711
Aggregate gross unrealized depreciation	(55,760,836)

Net unrealized appreciation	$477,864,875

Federal income tax cost of investments in securities and derivative instruments, if applicable	$607,745,304

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.3%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	848,471	$24,597,174
Comcast Corp., Class A	434,915	12,486,410
Verizon Communications, Inc.	511,101	25,657,270

		62,740,854

Entertainment (1.2%)
Electronic Arts, Inc.	27,361	5,578,087
Live Nation Entertainment, Inc.(x)*	19,241	2,934,445
Netflix, Inc.*	511,727	49,202,551
Take-Two Interactive Software, Inc.*	21,621	4,270,148
TKO Group Holdings, Inc., Class A	7,546	1,521,651
Walt Disney Co. (The)	214,709	20,693,653
Warner Bros Discovery, Inc.*	303,288	8,328,288

		92,528,823

Interactive Media & Services (6.9%)
Alphabet, Inc., Class A	705,628	202,910,388
Alphabet, Inc., Class C	566,815	162,596,551
Meta Platforms, Inc., Class A	265,086	151,663,653

		517,170,592

Media (0.2%)
Charter Communications, Inc., Class A*	10,953	2,364,534
EchoStar Corp., Class A(x)*	16,315	1,909,997
Fox Corp., Class A	26,298	1,535,803
Fox Corp., Class B	18,843	1,000,564
News Corp., Class A	43,133	1,075,306
News Corp., Class B	12,365	352,526
Omnicom Group, Inc.	37,397	2,816,368
Paramount Skydance Corp., Class B(x)	32,968	297,371
Trade Desk, Inc. (The), Class A*	52,967	1,201,821

		12,554,290

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.	57,425	12,060,973

Total Communication Services		697,055,532

Consumer Discretionary (8.9%)
Automobile Components (0.0%)†
Aptiv plc*	25,778	1,790,024

Automobiles (1.9%)
Ford Motor Co.	477,879	5,514,724
General Motors Co.	109,562	8,162,369
Tesla, Inc.*	340,868	126,717,679

		140,394,772

Broadline Retail (3.4%)
Amazon.com, Inc.*	1,183,978	246,587,098
eBay, Inc.	54,748	4,983,163

		251,570,261

Distributors (0.0%)†
Genuine Parts Co.	16,738	1,770,043
Pool Corp.	4,224	854,642

		2,624,685

Hotels, Restaurants & Leisure (1.6%)
Airbnb, Inc., Class A*	50,899	6,427,526
Booking Holdings, Inc.	3,907	16,449,720
Carnival Corp.	132,466	3,428,220
Chipotle Mexican Grill, Inc.*	156,281	5,002,555
Darden Restaurants, Inc.	14,083	2,760,831
Domino’s Pizza, Inc.(x)	3,623	1,299,896
DoorDash, Inc., Class A*	45,308	6,802,996
Expedia Group, Inc.	14,295	3,300,573
Hilton Worldwide Holdings, Inc.	27,790	8,450,383
Las Vegas Sands Corp.	36,866	1,986,340
Marriott International, Inc., Class A	26,656	8,718,378
McDonald’s Corp.	86,313	26,825,217
MGM Resorts International*	23,979	887,463
Norwegian Cruise Line Holdings Ltd.(x)*	55,641	1,040,487
Royal Caribbean Cruises Ltd.	30,404	8,366,573
Starbucks Corp.	138,083	12,370,856
Wynn Resorts Ltd.(x)	11,410	1,158,685
Yum! Brands, Inc.	33,652	5,232,213

		120,508,912

Household Durables (0.2%)
DR Horton, Inc.	32,064	4,399,822
Garmin Ltd.	19,777	4,588,462
Lennar Corp., Class A	25,724	2,233,872
NVR, Inc.*	350	2,306,440
PulteGroup, Inc.	22,975	2,702,090

		16,230,686

Leisure Products (0.0%)†
Hasbro, Inc.	15,586	1,458,850

Specialty Retail (1.6%)
AutoZone, Inc.*	2,037	6,880,538
Best Buy Co., Inc.	25,004	1,605,257
Carvana Co.*	17,373	5,461,724
Home Depot, Inc. (The)	120,656	39,682,552
Lowe’s Cos., Inc.	67,987	16,063,968
O’Reilly Automotive, Inc.*	101,999	9,415,528
Ross Stores, Inc.	39,081	8,466,117
TJX Cos., Inc. (The)	134,589	21,493,863
Tractor Supply Co.	63,762	2,888,419
Ulta Beauty, Inc.*	5,288	2,764,090
Williams-Sonoma, Inc.	14,698	2,679,886

		117,401,942

Textiles, Apparel & Luxury Goods (0.2%)
Deckers Outdoor Corp.*	17,700	1,771,593
Lululemon Athletica, Inc.*	12,376	1,894,766
NIKE, Inc., Class B	142,746	7,539,844
Ralph Lauren Corp.	4,985	1,714,790
Tapestry, Inc.	24,555	3,464,956

		16,385,949

Total Consumer Discretionary		668,366,081

Consumer Staples (4.8%)
Beverages (1.0%)
Brown-Forman Corp., Class B	20,052	530,175
Coca-Cola Co. (The)	469,220	35,684,181
Constellation Brands, Inc., Class A	17,131	2,569,650
Keurig Dr Pepper, Inc.	165,694	4,362,723
Molson Coors Beverage Co., Class B(x)	19,436	836,914
Monster Beverage Corp.*	87,317	6,326,990
PepsiCo, Inc.	165,638	25,721,925

		76,032,558

Consumer Staples Distribution & Retail (1.9%)
Costco Wholesale Corp.	53,797	53,604,945
Dollar General Corp.	27,062	3,213,071
Dollar Tree, Inc.*	22,480	2,461,785
Kroger Co. (The)	70,565	5,106,083
Sysco Corp.	57,613	4,109,535
Target Corp.	54,880	6,651,456
Walmart, Inc.	531,292	66,028,970

		141,175,845

Food Products (0.4%)
Archer-Daniels-Midland Co.	57,454	4,176,331
Bunge Global SA	16,408	2,087,098
Campbell’s Co. (The)(x)	26,019	579,443

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Conagra Brands, Inc.	56,897	$894,421
General Mills, Inc.	63,693	2,370,653
Hershey Co. (The)	17,623	3,663,645
Hormel Foods Corp.	39,661	898,322
J M Smucker Co. (The)	13,895	1,340,034
Kraft Heinz Co. (The)	102,099	2,296,207
McCormick & Co., Inc. (Non-Voting)	31,967	1,612,416
Mondelez International, Inc., Class A	155,360	8,954,950
Tyson Foods, Inc., Class A	34,063	2,182,416

		31,055,936

Household Products (0.8%)
Church & Dwight Co., Inc.	29,920	2,792,134
Clorox Co. (The)	14,493	1,501,910
Colgate-Palmolive Co.	97,198	8,284,186
Kimberly-Clark Corp.	39,423	3,803,137
Procter & Gamble Co. (The)	281,669	40,684,270

		57,065,637

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	30,937	2,220,348
Kenvue, Inc.	237,208	4,089,466

		6,309,814

Tobacco (0.6%)
Altria Group, Inc.	203,455	13,425,995
Philip Morris International, Inc.	188,670	31,194,698

		44,620,693

Total Consumer Staples		356,260,483

Energy (3.6%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	120,614	7,363,485
Halliburton Co.	102,474	3,995,461
SLB Ltd.	179,445	9,221,678

		20,580,624

Oil, Gas & Consumable Fuels (3.3%)
APA Corp.	42,272	1,794,024
Chevron Corp.	227,192	47,006,025
ConocoPhillips	148,491	19,600,812
Coterra Energy, Inc.	93,019	3,268,688
Devon Energy Corp.	77,001	3,874,690
Diamondback Energy, Inc.	22,218	4,394,498
EOG Resources, Inc.	65,106	9,412,374
EQT Corp.	75,493	4,804,375
Expand Energy Corp.	28,047	3,079,000
Exxon Mobil Corp.	506,496	85,932,111
Kinder Morgan, Inc.	239,520	8,031,106
Marathon Petroleum Corp.	35,754	8,730,412
Occidental Petroleum Corp.	86,197	5,602,805
ONEOK, Inc.	76,701	6,933,003
Phillips 66	49,422	9,003,700
Targa Resources Corp.	26,017	6,523,242
Texas Pacific Land Corp.	6,948	3,297,243
Valero Energy Corp.	37,259	9,205,954
Williams Cos., Inc. (The)	148,012	10,772,313

		251,266,375

Total Energy		271,846,999

Financials (11.4%)
Banks (3.2%)
Bank of America Corp.	804,220	39,205,725
Citigroup, Inc.	211,798	24,020,011
Citizens Financial Group, Inc.	50,388	3,021,768
Fifth Third Bancorp	109,717	5,097,452
Huntington Bancshares, Inc.	247,622	3,875,284
JPMorgan Chase & Co.	326,780	96,125,605
KeyCorp	110,409	2,213,700
M&T Bank Corp.	18,697	3,865,044
PNC Financial Services Group, Inc. (The)	48,459	10,083,833
Regions Financial Corp.	104,780	2,736,854
Truist Financial Corp.	153,012	7,033,962
US Bancorp	188,003	9,778,036
Wells Fargo & Co.	374,824	29,839,739

		236,897,013

Capital Markets (2.9%)
Ameriprise Financial, Inc.	10,988	4,883,067
Ares Management Corp., Class A	25,483	2,780,195
Bank of New York Mellon Corp. (The)	83,414	9,895,403
BlackRock, Inc.‡	17,489	16,819,346
Blackstone, Inc.	91,250	10,492,837
Cboe Global Markets, Inc.	12,568	3,532,488
Charles Schwab Corp. (The)	202,443	19,025,593
CME Group, Inc.	43,704	12,907,976
Coinbase Global, Inc., Class A(x)*	27,033	4,720,232
FactSet Research Systems, Inc.	4,581	994,031
Franklin Resources, Inc.(x)	36,448	860,902
Goldman Sachs Group, Inc. (The)	36,351	30,752,582
Interactive Brokers Group, Inc., Class A	55,297	3,708,770
Intercontinental Exchange, Inc.	68,829	10,825,425
Invesco Ltd.	56,450	1,371,171
KKR & Co., Inc.	82,323	7,614,878
Moody’s Corp.	18,476	8,060,155
Morgan Stanley	145,814	23,996,610
MSCI, Inc.	8,905	4,799,884
Nasdaq, Inc.	55,012	4,669,969
Northern Trust Corp.	22,681	3,165,587
Raymond James Financial, Inc.	21,480	3,110,089
Robinhood Markets, Inc., Class A*	94,987	6,582,599
S&P Global, Inc.	37,087	15,774,585
State Street Corp.	34,101	4,315,823
T. Rowe Price Group, Inc.	25,390	2,288,655

		217,948,852

Consumer Finance (0.5%)
American Express Co.	64,910	19,633,977
Capital One Financial Corp.	75,762	13,821,261
Synchrony Financial	41,538	2,825,415

		36,280,653

Financial Services (3.3%)
Apollo Global Management, Inc.	56,104	6,251,108
Berkshire Hathaway, Inc., Class B*	222,249	106,501,721
Block, Inc., Class A*	65,996	3,971,639
Corpay, Inc.*	8,848	2,574,680
Fidelity National Information Services, Inc.	61,496	2,884,777
Fiserv, Inc.*	63,683	3,553,511
Global Payments, Inc.	27,937	1,880,160
Jack Henry & Associates, Inc.	8,608	1,360,408
Mastercard, Inc., Class A	98,705	49,318,940
PayPal Holdings, Inc.	111,563	5,045,995
Visa, Inc., Class A	203,749	61,581,098

		244,924,037

Insurance (1.5%)
Aflac, Inc.	56,579	6,207,282
Allstate Corp. (The)	31,144	6,457,397
American International Group, Inc.	64,729	4,870,857
Aon plc, Class A	25,920	8,366,458
Arch Capital Group Ltd.*	43,314	4,157,711
Arthur J Gallagher & Co.	31,468	6,815,339
Assurant, Inc.	5,954	1,296,841
Brown & Brown, Inc.	34,543	2,252,549
Chubb Ltd.	44,083	14,367,972

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Cincinnati Financial Corp.	18,427	$2,899,489
Erie Indemnity Co., Class A	3,473	872,800
Everest Group Ltd.	4,849	1,584,896
Globe Life, Inc.	9,080	1,263,664
Hartford Insurance Group, Inc. (The)	33,604	4,544,269
Loews Corp.	20,569	2,195,535
Marsh & McLennan Cos., Inc.	58,676	10,177,352
MetLife, Inc.	67,656	4,784,632
Principal Financial Group, Inc.	23,903	2,153,899
Progressive Corp. (The)	71,035	14,081,978
Prudential Financial, Inc.	42,210	4,123,495
Travelers Cos., Inc. (The)	26,208	7,644,349
W.R. Berkley Corp.	35,893	2,378,988
Willis Towers Watson plc	11,328	3,293,050

		116,790,802

Total Financials		852,841,357

Health Care (8.6%)
Biotechnology (1.6%)
AbbVie, Inc.	214,207	46,587,881
Amgen, Inc.	65,264	22,963,138
Biogen, Inc.*	17,448	3,198,742
Gilead Sciences, Inc.	150,371	20,957,206
Incyte Corp.*	20,355	1,915,813
Moderna, Inc.*	41,908	2,128,926
Regeneron Pharmaceuticals, Inc.	12,217	9,439,343
Vertex Pharmaceuticals, Inc.*	30,785	13,746,734

		120,937,783

Health Care Equipment & Supplies (1.6%)
Abbott Laboratories	210,752	21,637,908
Align Technology, Inc.*	7,978	1,367,669
Baxter International, Inc.	64,921	1,090,673
Becton Dickinson & Co.	35,117	5,521,446
Boston Scientific Corp.*	179,742	11,278,810
Cooper Cos., Inc. (The)*	22,692	1,622,478
Dexcom, Inc.*	47,000	2,951,600
Edwards Lifesciences Corp.*	71,512	5,726,681
GE HealthCare Technologies, Inc.	53,814	3,830,480
Hologic, Inc.*	27,487	2,077,742
IDEXX Laboratories, Inc.*	9,787	5,499,217
Insulet Corp.*	8,707	1,827,077
Intuitive Surgical, Inc.*	43,042	19,841,932
Medtronic plc	155,380	13,463,677
ResMed, Inc.	17,242	3,870,484
Solventum Corp.*	17,855	1,165,931
STERIS plc	11,997	2,652,897
Stryker Corp.	41,744	13,716,661
Zimmer Biomet Holdings, Inc.	24,254	2,193,047

		121,336,410

Health Care Providers & Services (1.4%)
Cardinal Health, Inc.	28,170	5,952,603
Cencora, Inc.	23,855	7,493,810
Centene Corp.*	56,460	1,848,500
Cigna Group (The)	31,932	8,517,861
CVS Health Corp.	154,112	11,068,324
DaVita, Inc.*	3,517	540,528
Elevance Health, Inc.	26,750	7,831,062
HCA Healthcare, Inc.	18,972	8,978,309
Henry Schein, Inc.*	13,052	961,932
Humana, Inc.	14,138	2,451,388
Labcorp Holdings, Inc.	9,791	2,612,337
McKesson Corp.	14,845	12,846,269
Quest Diagnostics, Inc.	13,872	2,718,635
UnitedHealth Group, Inc.	109,788	29,707,535
Universal Health Services, Inc., Class B	6,968	1,247,063

		104,776,156

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	33,611	3,830,982
Bio-Techne Corp.(x)	17,781	929,235
Charles River Laboratories International, Inc.*	5,644	973,590
Danaher Corp.	76,252	14,457,379
IQVIA Holdings, Inc.*	21,028	3,586,115
Mettler-Toledo International, Inc.*	2,447	3,086,156
Revvity, Inc.(x)	14,928	1,307,842
Thermo Fisher Scientific, Inc.	45,536	22,382,310
Waters Corp.*	12,234	3,643,285
West Pharmaceutical Services, Inc.	9,032	2,263,781

		56,460,675

Pharmaceuticals (3.2%)
Bristol-Myers Squibb Co.	246,821	14,969,694
Eli Lilly & Co.	96,041	88,335,631
Johnson & Johnson	292,080	71,396,035
Merck & Co., Inc.	300,822	36,185,878
Pfizer, Inc.	689,109	19,350,181
Viatris, Inc.	141,346	1,909,584
Zoetis, Inc.	51,162	6,047,860

		238,194,863

Total Health Care		641,705,887

Industrials (8.2%)
Aerospace & Defense (2.1%)
Axon Enterprise, Inc.*	9,747	4,139,454
Boeing Co. (The)*	95,184	18,944,472
GE Aerospace	127,116	36,071,707
General Dynamics Corp.	30,697	10,535,824
Howmet Aerospace, Inc.	48,594	11,198,973
Huntington Ingalls Industries, Inc.	4,543	1,725,886
L3Harris Technologies, Inc.	22,448	7,747,927
Lockheed Martin Corp.	24,539	14,831,126
Northrop Grumman Corp.	16,169	11,031,139
RTX Corp.	162,686	31,382,129
Textron, Inc.	21,298	1,864,853
TransDigm Group, Inc.	6,791	7,870,497

		157,343,987

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	14,175	2,354,042
Expeditors International of Washington, Inc.	16,005	2,292,396
FedEx Corp.	26,113	9,300,929
United Parcel Service, Inc., Class B	90,805	8,933,396

		22,880,763

Building Products (0.4%)
A.O. Smith Corp.	14,740	971,956
Allegion plc(x)	10,898	1,583,370
Builders FirstSource, Inc.*	12,924	1,064,033
Carrier Global Corp.	93,436	5,261,381
Johnson Controls International plc	75,185	9,845,476
Lennox International, Inc.(x)	3,642	1,690,361
Masco Corp.	25,010	1,509,854
Trane Technologies plc	26,825	11,179,050

		33,105,481

Commercial Services & Supplies (0.4%)
Cintas Corp.	41,027	6,939,307
Copart, Inc.*	109,522	3,636,131
Republic Services, Inc.	24,156	5,290,647
Rollins, Inc.	36,337	1,940,759
Veralto Corp.	30,983	2,739,517
Waste Management, Inc.	44,918	10,321,707

		30,868,068

Construction & Engineering (0.3%)
Comfort Systems USA, Inc.	4,265	5,881,392
EMCOR Group, Inc.	5,315	3,924,118

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Quanta Services, Inc.	17,953	$9,856,556

		19,662,066

Electrical Equipment (1.1%)
AMETEK, Inc.	27,793	5,957,708
Eaton Corp. plc	47,074	16,836,958
Emerson Electric Co.	67,854	8,890,231
GE Vernova, Inc.	32,667	28,515,024
Generac Holdings, Inc.*	7,520	1,468,882
Hubbell, Inc., Class B	6,506	3,192,754
Rockwell Automation, Inc.	13,549	4,862,465
Vertiv Holdings Co., Class A	46,366	11,618,392

		81,342,414

Ground Transportation (0.8%)
CSX Corp.	224,365	9,210,183
JB Hunt Transport Services, Inc.	8,909	1,887,817
Norfolk Southern Corp.	27,481	7,887,047
Old Dominion Freight Line, Inc.	22,236	4,344,914
Uber Technologies, Inc.*	249,444	17,942,507
Union Pacific Corp.	71,919	17,448,988

		58,721,456

Industrial Conglomerates (0.4%)
3M Co.	63,836	9,270,902
Honeywell International, Inc.	76,948	17,392,557

		26,663,459

Machinery (1.7%)
Caterpillar, Inc.	56,393	39,952,185
Cummins, Inc.	16,587	8,924,138
Deere & Co.	30,554	17,211,068
Dover Corp.	16,447	3,428,377
Fortive Corp.	38,223	2,112,967
IDEX Corp.	9,202	1,744,239
Illinois Tool Works, Inc.	31,786	8,273,578
Ingersoll Rand, Inc.	42,943	3,440,593
Nordson Corp.	6,772	1,801,758
Otis Worldwide Corp.	46,759	3,604,184
PACCAR, Inc.	63,679	7,354,925
Parker-Hannifin Corp.	15,298	13,695,382
Pentair plc	20,179	1,757,793
Snap-on, Inc.	6,269	2,277,026
Stanley Black & Decker, Inc.	17,535	1,246,037
Westinghouse Air Brake Technologies Corp.	21,125	5,279,349
Xylem, Inc.	29,557	3,532,061

		125,635,660

Passenger Airlines (0.2%)
Delta Air Lines, Inc.	80,010	5,319,065
Southwest Airlines Co.	59,346	2,229,629
United Airlines Holdings, Inc.*	40,056	3,687,956

		11,236,650

Professional Services (0.3%)
Automatic Data Processing, Inc.	48,801	9,915,387
Broadridge Financial Solutions, Inc.	14,675	2,384,394
Equifax, Inc.	14,509	2,612,636
Jacobs Solutions, Inc.	14,124	1,797,703
Leidos Holdings, Inc.	14,980	2,329,689
Paychex, Inc.	38,711	3,566,057
Verisk Analytics, Inc.	17,344	3,291,024

		25,896,890

Trading Companies & Distributors (0.2%)
Fastenal Co.	138,139	6,409,649
United Rentals, Inc.	7,582	5,523,942
W.W. Grainger, Inc.	5,349	5,834,743

		17,768,334

Total Industrials		611,125,228

Information Technology (29.9%)
Communications Equipment (1.0%)
Arista Networks, Inc.*	125,153	15,366,285
Ciena Corp.*	16,849	6,541,287
Cisco Systems, Inc.	478,874	37,155,834
F5, Inc.*	7,062	2,043,249
Lumentum Holdings, Inc.(x)*	8,654	6,081,685
Motorola Solutions, Inc.	20,056	8,703,702

		75,892,042

Electronic Equipment, Instruments & Components (0.8%)
Amphenol Corp., Class A	148,981	18,823,749
CDW Corp.	14,902	1,803,440
Coherent Corp.*	22,723	5,412,846
Corning, Inc.	94,625	12,866,161
Jabil, Inc.	13,115	3,483,737
Keysight Technologies, Inc.*	20,788	5,869,908
TE Connectivity plc	35,327	7,384,050
Teledyne Technologies, Inc.*	5,750	3,478,808
Zebra Technologies Corp., Class A*	6,256	1,308,004

		60,430,703

IT Services (0.7%)
Accenture plc, Class A	74,575	14,787,477
Akamai Technologies, Inc.(x)*	16,913	1,942,458
Cognizant Technology Solutions Corp., Class A	57,023	3,498,361
EPAM Systems, Inc.*	6,815	922,751
Gartner, Inc.*	8,060	1,276,220
GoDaddy, Inc., Class A*	16,452	1,360,087
International Business Machines Corp.	113,290	27,460,363
VeriSign, Inc.	9,678	2,403,628

		53,651,345

Semiconductors & Semiconductor Equipment (13.2%)
Advanced Micro Devices, Inc.*	197,606	40,198,988
Analog Devices, Inc.	59,222	18,840,887
Applied Materials, Inc.	96,199	32,879,856
Broadcom, Inc.	574,643	177,857,755
First Solar, Inc.*	12,649	2,495,142
Intel Corp.*	569,071	25,113,103
KLA Corp.	15,887	23,392,178
Lam Research Corp.	151,351	32,337,655
Microchip Technology, Inc.	64,834	4,188,925
Micron Technology, Inc.	136,412	46,085,430
Monolithic Power Systems, Inc.	5,920	6,472,632
NVIDIA Corp.	2,945,165	513,636,776
NXP Semiconductors NV	30,881	6,079,234
ON Semiconductor Corp.*	47,755	2,956,990
Qnity Electronics, Inc.	25,214	2,909,191
QUALCOMM, Inc.	129,321	16,653,958
Skyworks Solutions, Inc.(x)	16,616	889,787
Teradyne, Inc.	19,009	5,635,408
Texas Instruments, Inc.	109,995	21,354,429

		979,978,324

Software (7.5%)
Adobe, Inc.*	49,753	12,093,959
AppLovin Corp., Class A*	32,845	13,072,310
Autodesk, Inc.*	26,132	6,256,001
Cadence Design Systems, Inc.*	32,923	9,148,314
Crowdstrike Holdings, Inc., Class A*	30,517	11,914,142
Datadog, Inc., Class A*	39,183	4,625,553
Fair Isaac Corp.*	2,889	3,084,123
Fortinet, Inc.*	78,108	6,382,986
Gen Digital, Inc.	67,188	1,265,150
Intuit, Inc.	33,727	14,582,880
Microsoft Corp.	899,988	333,148,558
Oracle Corp.	205,521	30,234,194
Palantir Technologies, Inc., Class A*	276,862	40,499,373

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Palo Alto Networks, Inc.*	98,083	$15,724,667
PTC, Inc.*	14,179	2,020,366
Roper Technologies, Inc.	12,901	4,565,148
Salesforce, Inc.	113,565	21,199,178
ServiceNow, Inc.*	126,376	13,212,611
Synopsys, Inc.*	22,932	9,092,079
Trimble, Inc.*	27,673	1,805,110
Tyler Technologies, Inc.*	5,212	1,784,485
Workday, Inc., Class A*	25,275	3,283,728

		558,994,915

Technology Hardware, Storage & Peripherals (6.7%)
Apple, Inc.	1,779,357	451,583,013
Dell Technologies, Inc., Class C	36,370	5,969,408
Hewlett Packard Enterprise Co.	158,792	3,780,838
HP, Inc.	109,278	2,099,230
NetApp, Inc.	24,996	2,559,341
Sandisk Corp.*	17,889	11,365,597
Seagate Technology Holdings plc	26,862	10,523,457
Super Micro Computer, Inc.(x)*	58,968	1,342,701
Western Digital Corp.	41,091	11,114,705

		500,338,290

Total Information Technology		2,229,285,619

Materials (1.9%)
Chemicals (1.1%)
Air Products and Chemicals, Inc.	27,257	7,917,886
Albemarle Corp.	14,809	2,658,660
CF Industries Holdings, Inc.	18,194	2,362,309
Corteva, Inc.	82,750	6,927,002
Dow, Inc.	89,500	3,727,675
DuPont de Nemours, Inc.	50,628	2,318,762
Ecolab, Inc.	30,697	8,166,016
International Flavors & Fragrances, Inc.	29,828	2,164,021
Linde plc	56,594	28,057,041
LyondellBasell Industries NV, Class A	29,869	2,406,247
Mosaic Co. (The)	35,530	906,015
PPG Industries, Inc.	26,679	2,851,452
Sherwin-Williams Co. (The)	27,841	8,924,433

		79,387,519

Construction Materials (0.2%)
CRH plc	80,721	8,485,392
Martin Marietta Materials, Inc.	7,216	4,247,915
Vulcan Materials Co.	15,781	4,297,166

		17,030,473

Containers & Packaging (0.2%)
Amcor plc	58,893	2,340,997
Avery Dennison Corp.	9,984	1,724,037
Ball Corp.	32,464	1,918,947
International Paper Co.	63,699	2,274,054
Packaging Corp. of America	10,444	2,216,426
Smurfit Westrock plc	64,590	2,573,911

		13,048,372

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	173,836	10,218,080
Newmont Corp.	132,261	14,317,253
Nucor Corp.	27,537	4,656,507
Steel Dynamics, Inc.	16,241	2,923,380

		32,115,220

Total Materials		141,581,584

Real Estate (1.8%)
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	19,520	906,118
Healthpeak Properties, Inc. (REIT)	84,945	1,395,646
Ventas, Inc. (REIT)	56,405	4,612,801
Welltower, Inc. (REIT)	84,477	16,701,948

		23,616,513

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	81,990	1,570,929

Industrial REITs (0.2%)
Prologis, Inc. (REIT)	112,663	14,891,795

Office REITs (0.0%)†
BXP, Inc. (REIT)	16,531	857,959

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	35,216	4,770,360
CoStar Group, Inc.*	52,312	2,110,266

		6,880,626

Residential REITs (0.2%)
AvalonBay Communities, Inc. (REIT)	17,562	2,868,753
Camden Property Trust (REIT)	12,891	1,258,935
Equity Residential (REIT)	41,186	2,436,152
Essex Property Trust, Inc. (REIT)	7,831	1,895,102
Invitation Homes, Inc. (REIT)	68,862	1,711,221
Mid-America Apartment Communities, Inc. (REIT)	14,471	1,767,198
UDR, Inc. (REIT)	34,194	1,155,073

		13,092,434

Retail REITs (0.3%)
Federal Realty Investment Trust (REIT)	9,805	1,041,389
Kimco Realty Corp. (REIT)	86,235	1,937,700
Realty Income Corp. (REIT)	111,493	6,821,142
Regency Centers Corp. (REIT)	20,993	1,588,330
Simon Property Group, Inc. (REIT)	39,416	7,352,267

		18,740,828

Specialized REITs (0.7%)
American Tower Corp. (REIT)	56,719	9,788,565
Crown Castle, Inc. (REIT)	52,266	4,249,749
Digital Realty Trust, Inc. (REIT)	38,748	6,982,777
Equinix, Inc. (REIT)	11,876	11,641,330
Extra Space Storage, Inc. (REIT)	25,485	3,341,848
Iron Mountain, Inc. (REIT)	36,481	3,726,169
Public Storage (REIT)	19,144	5,185,727
SBA Communications Corp. (REIT)	13,059	2,247,585
VICI Properties, Inc. (REIT), Class A	133,241	3,640,144
Weyerhaeuser Co. (REIT)	90,466	2,210,084

		53,013,978

Total Real Estate		132,665,062

Utilities (2.3%)
Electric Utilities (1.5%)
Alliant Energy Corp.	30,637	2,198,511
American Electric Power Co., Inc.	65,699	8,611,825
Constellation Energy Corp.	37,769	10,546,993
Duke Energy Corp.	94,253	12,341,488
Edison International	47,829	3,500,126
Entergy Corp.	54,322	6,103,620
Evergy, Inc.	28,933	2,370,191
Eversource Energy	46,285	3,206,625
Exelon Corp.	123,421	6,050,097
FirstEnergy Corp.	62,413	3,161,843
NextEra Energy, Inc.	252,413	23,444,120
NRG Energy, Inc.	26,242	3,835,006
PG&E Corp.	268,520	4,717,896
Pinnacle West Capital Corp.	13,857	1,396,093
PPL Corp.	86,726	3,312,933

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Southern Co. (The)	133,454	$12,880,980
Xcel Energy, Inc.	72,902	5,791,335

		113,469,682

Gas Utilities (0.1%)
Atmos Energy Corp.	20,079	3,708,993

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	80,756	1,137,852
Vistra Corp.	38,592	5,801,535

		6,939,387

Multi-Utilities (0.6%)
Ameren Corp.	32,844	3,610,213
CenterPoint Energy, Inc.	79,946	3,450,469
CMS Energy Corp.	38,078	2,954,091
Consolidated Edison, Inc.	43,199	4,889,263
Dominion Energy, Inc.	104,181	6,440,469
DTE Energy Co.	24,713	3,613,535
NiSource, Inc.	56,471	2,634,937
Public Service Enterprise Group, Inc.	59,850	4,844,858
Sempra	79,876	7,761,551
WEC Energy Group, Inc.	40,034	4,634,736

		44,834,122

Water Utilities (0.0%)†
American Water Works Co., Inc.	23,143	3,149,531

Total Utilities		172,101,715

Total Common Stocks (90.7%) (Cost $1,683,506,584)		6,774,835,547

SHORT-TERM INVESTMENTS:
Investment Companies (2.1%)
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	10,094,395	10,094,395
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	147,559,156	147,573,912

Total Investment Companies		157,668,307

Total Short-Term Investments (2.1%) (Cost $157,681,517)		157,668,307

Total Investments in Securities (92.8%) (Cost $1,841,188,101)		6,932,503,854
Other Assets Less Liabilities (7.2%)		535,419,623

Net Assets (100%)		$7,467,923,477

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $21,598,144. This was collateralized by $10,986,215 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.625%, maturing 4/15/26 – 11/15/54 and by cash of $10,193,620 of which $10,094,395 was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
BlackRock, Inc.	17,489	19,469,484	—	(730,445)	536,773	(2,456,466)	16,819,346	102,166	—

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	2,132	6/2026	USD	700,441,950	(13,853,108)

					(13,853,108)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$697,055,532	$—	$—	$697,055,532
Consumer Discretionary	668,366,081	—	—	668,366,081
Consumer Staples	356,260,483	—	—	356,260,483
Energy	271,846,999	—	—	271,846,999
Financials	852,841,357	—	—	852,841,357
Health Care	641,705,887	—	—	641,705,887
Industrials	611,125,228	—	—	611,125,228
Information Technology	2,229,285,619	—	—	2,229,285,619
Materials	141,581,584	—	—	141,581,584
Real Estate	132,665,062	—	—	132,665,062
Utilities	172,101,715	—	—	172,101,715
Short-Term Investments
Investment Companies	157,668,307	—	—	157,668,307

Total Assets	$6,932,503,854	$—	$—	$6,932,503,854

Liabilities:
Futures	$(13,853,108)	$—	$—	$(13,853,108)

Total Liabilities	$(13,853,108)	$—	$—	$(13,853,108)

Total	$6,918,650,746	$—	$—	$6,918,650,746

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,236,881,187
Aggregate gross unrealized depreciation	(161,231,538)

Net unrealized appreciation	$5,075,649,649

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,843,001,097

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (0.9%)
Entertainment (0.1%)
Warner Music Group Corp., Class A	32,563	$831,659

Interactive Media & Services (0.3%)
Pinterest, Inc., Class A*	126,309	2,316,507

Media (0.5%)
New York Times Co. (The), Class A	33,720	2,823,376
Nexstar Media Group, Inc., Class A	6,400	1,157,312

		3,980,688

Total Communication Services		7,128,854

Consumer Discretionary (10.0%)
Automobile Components (1.0%)
Autoliv, Inc.	14,893	1,566,148
BorgWarner, Inc.	45,709	2,480,170
Gentex Corp.	45,533	994,896
Goodyear Tire & Rubber Co. (The)*	64,051	424,658
Lear Corp.	11,222	1,358,760
Visteon Corp.	5,474	498,736

		7,323,368

Automobiles (0.2%)
Harley-Davidson, Inc.	23,668	478,567
Thor Industries, Inc.	11,325	904,754

		1,383,321

Broadline Retail (0.3%)
Macy’s, Inc.	57,994	1,049,112
Ollie’s Bargain Outlet Holdings, Inc.*	12,955	1,192,378

		2,241,490

Diversified Consumer Services (0.8%)
Duolingo, Inc., Class A*	8,533	841,098
Graham Holdings Co., Class B	730	771,800
Grand Canyon Education, Inc.*	5,705	970,021
H&R Block, Inc.	27,233	864,375
Service Corp. International	30,153	2,487,924

		5,935,218

Hotels, Restaurants & Leisure (2.3%)
Aramark	56,132	2,275,591
Boyd Gaming Corp.	12,228	1,004,897
Cava Group, Inc.*	21,249	1,719,044
Choice Hotels International, Inc.(x)	4,492	464,922
Churchill Downs, Inc.	14,512	1,303,613
Dutch Bros, Inc., Class A*	27,563	1,396,342
Hilton Grand Vacations, Inc.*	11,662	456,217
Hyatt Hotels Corp., Class A(x)	8,917	1,282,175
Planet Fitness, Inc., Class A*	17,786	1,322,923
Texas Roadhouse, Inc., Class A	14,112	2,330,456
Travel + Leisure Co.	14,130	977,655
Vail Resorts, Inc.(x)	7,667	983,830
Wingstop, Inc.	6,021	933,074
Wyndham Hotels & Resorts, Inc.	16,483	1,338,914

		17,789,653

Household Durables (1.4%)
KB Home	13,401	693,502
Somnigroup International, Inc.	45,350	3,352,272
Taylor Morrison Home Corp., Class A*	20,638	1,201,957
Toll Brothers, Inc.	20,379	2,781,122
TopBuild Corp.*	6,002	2,108,503
Whirlpool Corp.(x)	13,782	743,125

		10,880,481

Leisure Products (0.4%)
Brunswick Corp.	14,313	1,041,414
Mattel, Inc.*	66,722	969,470
Polaris, Inc.	12,052	656,834
YETI Holdings, Inc.*	16,176	591,880

		3,259,598

Specialty Retail (3.1%)
Abercrombie & Fitch Co., Class A*	9,981	911,964
AutoNation, Inc.*	5,894	1,150,862
Bath & Body Works, Inc.	44,405	829,041
Burlington Stores, Inc.*	13,358	4,346,426
Chewy, Inc., Class A*	50,326	1,358,802
Dick’s Sporting Goods, Inc.	14,075	2,790,932
Five Below, Inc.*	11,686	2,670,017
Floor & Decor Holdings, Inc., Class A*	23,310	1,184,148
GameStop Corp., Class A(x)*	87,743	2,021,599
Gap, Inc. (The)	48,637	1,177,015
Lithia Motors, Inc., Class A	5,323	1,329,260
Murphy USA, Inc.	3,584	1,770,389
Penske Automotive Group, Inc.	4,055	606,304
RH*	3,350	468,397
Valvoline, Inc.(x)*	28,497	959,779

		23,574,935

Textiles, Apparel & Luxury Goods (0.5%)
Capri Holdings Ltd.*	25,196	443,953
Columbia Sportswear Co.	5,467	299,646
Crocs, Inc.*	10,852	900,933
PVH Corp.	9,581	668,371
VF Corp.	71,794	1,219,780

		3,532,683

Total Consumer Discretionary		75,920,747

Consumer Staples (4.1%)
Beverages (0.5%)
Boston Beer Co., Inc. (The), Class A*	1,444	332,698
Celsius Holdings, Inc.*	34,179	1,212,671
Coca-Cola Consolidated, Inc.	12,048	2,310,083

		3,855,452

Consumer Staples Distribution & Retail (2.7%)
Albertsons Cos., Inc., Class A	80,620	1,373,765
BJ’s Wholesale Club Holdings, Inc.*	28,348	2,790,010
Casey’s General Stores, Inc.	7,938	5,777,753
Maplebear, Inc.*	38,990	1,460,565
Performance Food Group Co.*	33,724	2,888,798
Sprouts Farmers Market, Inc.*	20,681	1,595,126
US Foods Holding Corp.*	46,958	4,329,997

		20,216,014

Food Products (0.7%)
Darling Ingredients, Inc.*	34,034	2,105,003
Flowers Foods, Inc.	46,676	380,409
Ingredion, Inc.	13,199	1,486,999
Marzetti Co. (The)	3,908	540,594
Pilgrim’s Pride Corp.	9,062	342,181
Post Holdings, Inc.*	9,495	938,676

		5,793,862

Personal Care Products (0.2%)
BellRing Brands, Inc.*	26,853	432,065
Coty, Inc., Class A*	78,697	158,181
e.l.f. Beauty, Inc.*	12,678	768,413

		1,358,659

Total Consumer Staples		31,223,987

Energy (4.9%)
Energy Equipment & Services (1.4%)
NOV, Inc.	80,015	1,505,082
TechnipFMC plc	85,770	5,929,280
Valaris Ltd.*	13,971	1,369,717

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Weatherford International plc	15,566	$1,472,233

		10,276,312

Oil, Gas & Consumable Fuels (3.5%)
Antero Midstream Corp.	68,916	1,571,285
Antero Resources Corp.*	62,571	2,655,513
Chord Energy Corp.	12,381	1,760,331
CNX Resources Corp.(x)*	29,639	1,142,583
DT Midstream, Inc.	21,423	2,885,035
HF Sinclair Corp.	34,488	2,151,706
Matador Resources Co.	24,754	1,563,958
Murphy Oil Corp.	28,909	1,192,496
Ovintiv, Inc.	59,628	3,539,518
PBF Energy, Inc., Class A	17,618	838,969
Permian Resources Corp., Class A	153,672	3,276,287
Range Resources Corp.	50,326	2,273,729
Viper Energy, Inc., Class A	41,539	1,951,918

		26,803,328

Total Energy		37,079,640

Financials (13.4%)
Banks (5.4%)
Associated Banc-Corp.	31,028	802,384
Bank OZK	22,449	1,030,185
Columbia Banking System, Inc.	64,703	1,774,803
Commerce Bancshares, Inc.	29,650	1,458,780
Cullen/Frost Bankers, Inc.	13,765	1,886,906
East West Bancorp, Inc.	30,160	3,219,882
First Financial Bankshares, Inc.	25,193	741,934
First Horizon Corp.	107,999	2,458,057
Flagstar Bank NA	65,720	865,532
FNB Corp.	80,901	1,352,665
Glacier Bancorp, Inc.	27,807	1,242,139
Hancock Whitney Corp.	18,140	1,153,523
Home BancShares, Inc.	40,996	1,104,022
International Bancshares Corp.	10,835	729,087
Old National Bancorp	74,288	1,641,765
Pinnacle Financial Partners, Inc.	32,542	2,803,168
Prosperity Bancshares, Inc.	21,392	1,437,114
SouthState Bank Corp.	21,757	2,012,958
Texas Capital Bancshares, Inc.*	9,307	883,048
UMB Financial Corp.	15,380	1,734,710
United Bankshares, Inc.	29,894	1,238,209
Valley National Bancorp	103,631	1,272,589
Webster Financial Corp.	34,761	2,413,109
Western Alliance Bancorp	23,071	1,634,580
Wintrust Financial Corp.	14,929	2,074,235
Zions Bancorp NA	33,079	1,906,012

		40,871,396

Capital Markets (2.5%)
Affiliated Managers Group, Inc.	6,143	1,699,768
Carlyle Group, Inc. (The)(x)	58,526	2,832,073
Evercore, Inc., Class A	8,644	2,580,320
Federated Hermes, Inc., Class B	17,912	1,015,790
Hamilton Lane, Inc., Class A	9,261	920,543
Houlihan Lokey, Inc., Class A	12,703	1,824,405
Janus Henderson Group plc	27,520	1,413,702
Jefferies Financial Group, Inc.	37,266	1,537,968
Morningstar, Inc.	4,980	841,869
SEI Investments Co.	21,095	1,655,325
Stifel Financial Corp.	35,754	2,642,936

		18,964,699

Consumer Finance (0.7%)
Ally Financial, Inc.	63,879	2,505,973
FirstCash Holdings, Inc.	8,734	1,641,992
SLM Corp.	45,925	983,255

		5,131,220

Financial Services (0.8%)
Essent Group Ltd.	20,795	1,215,260
Euronet Worldwide, Inc.*	8,705	577,751
MGIC Investment Corp.	46,356	1,216,845
Shift4 Payments, Inc., Class A(x)*	15,318	669,856
Voya Financial, Inc.	22,852	1,561,249
WEX, Inc.*	7,515	1,150,095

		6,391,056

Insurance (3.4%)
American Financial Group, Inc.	15,664	2,000,449
Brighthouse Financial, Inc.*	12,528	750,177
CNO Financial Group, Inc.	22,355	917,896
Fidelity National Financial, Inc.	55,497	2,573,951
First American Financial Corp.	22,305	1,344,769
Hanover Insurance Group, Inc. (The)	7,994	1,385,760
Kinsale Capital Group, Inc.(x)	4,763	1,627,327
Old Republic International Corp.	50,538	2,016,466
Primerica, Inc.	7,769	1,945,979
Reinsurance Group of America, Inc.	14,409	2,941,741
RenaissanceRe Holdings Ltd.	9,336	2,774,939
RLI Corp.(x)	20,144	1,149,014
Ryan Specialty Holdings, Inc., Class A	26,174	883,111
Selective Insurance Group, Inc.	13,255	999,295
Unum Group	34,845	2,544,730

		25,855,604

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Annaly Capital Management, Inc. (REIT)	153,784	3,252,531
Starwood Property Trust, Inc. (REIT)(x)	78,117	1,345,175

		4,597,706

Total Financials		101,811,681

Health Care (8.1%)
Biotechnology (2.8%)
Arrowhead Pharmaceuticals, Inc.*	30,117	1,888,336
BioMarin Pharmaceutical, Inc.*	41,197	2,327,219
Cytokinetics, Inc.*	26,624	1,754,788
Exelixis, Inc.*	55,966	2,400,382
Halozyme Therapeutics, Inc.*	25,575	1,652,912
Neurocrine Biosciences, Inc.*	21,474	2,828,985
Roivant Sciences Ltd.*	96,709	2,678,839
United Therapeutics Corp.*	9,186	5,447,114

		20,978,575

Health Care Equipment & Supplies (1.4%)
Dentsply Sirona, Inc.	44,905	520,898
Envista Holdings Corp.*	35,457	899,544
Globus Medical, Inc., Class A*	23,735	2,045,008
Haemonetics Corp.*	10,212	575,548
Lantheus Holdings, Inc.*	14,138	1,072,367
LivaNova plc*	12,185	774,479
Masimo Corp.*	9,811	1,745,083
Penumbra, Inc.*	8,422	2,765,532

		10,398,459

Health Care Providers & Services (1.6%)
Chemed Corp.	2,979	1,125,287
Encompass Health Corp.	21,757	2,104,555
Ensign Group, Inc. (The)	12,081	2,434,321
HealthEquity, Inc.*	18,372	1,535,348
Hims & Hers Health, Inc.(x)*	45,106	936,401
Option Care Health, Inc.*	33,487	901,470
Tenet Healthcare Corp.*	18,755	3,539,256

		12,576,638

Health Care Technology (0.1%)
Doximity, Inc., Class A*	29,237	681,222

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Life Sciences Tools & Services (1.5%)
Avantor, Inc.*	150,340	$1,178,666
Bio-Rad Laboratories, Inc., Class A(x)*	3,982	1,109,982
Bruker Corp.	24,538	886,313
Illumina, Inc.*	32,665	4,026,288
Medpace Holdings, Inc.*	4,801	2,305,392
Repligen Corp.*	11,536	1,359,171
Sotera Health Co.*	50,514	724,371

		11,590,183

Pharmaceuticals (0.7%)
Elanco Animal Health, Inc.*	107,023	2,561,060
Jazz Pharmaceuticals plc*	13,044	2,465,968

		5,027,028

Total Health Care		61,252,105

Industrials (23.1%)
Aerospace & Defense (4.0%)
AeroVironment, Inc.*	6,892	1,261,581
ATI, Inc.*	28,962	4,212,813
BWX Technologies, Inc.	19,588	4,005,550
Carpenter Technology Corp.	10,660	4,201,639
Curtiss-Wright Corp.	7,865	5,357,009
Hexcel Corp.	16,845	1,363,266
Kratos Defense & Security Solutions, Inc.*	39,648	2,795,580
Moog, Inc., Class A	5,735	1,678,290
StandardAero, Inc.*	42,040	1,085,893
Woodward, Inc.	12,806	4,583,524

		30,545,145

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	24,276	1,258,711

Building Products (1.7%)
AAON, Inc.(x)	14,487	1,198,799
Advanced Drainage Systems, Inc.	15,306	2,098,912
Carlisle Cos., Inc.	8,858	2,955,206
Fortune Brands Innovations, Inc.	26,441	1,030,406
Owens Corning	18,081	1,956,726
Simpson Manufacturing Co., Inc.	8,995	1,543,722
Trex Co., Inc.*	22,653	825,022
UFP Industries, Inc.	12,631	1,163,567

		12,772,360

Commercial Services & Supplies (1.4%)
Brink’s Co. (The)	9,079	940,857
Clean Harbors, Inc.*	10,664	3,057,689
MSA Safety, Inc.	7,654	1,254,873
RB Global, Inc.	40,274	3,860,263
Tetra Tech, Inc.	56,249	1,694,220

		10,807,902

Construction & Engineering (2.4%)
AECOM	28,418	2,410,415
API Group Corp.*	81,590	3,306,027
Dycom Industries, Inc.*	6,373	2,159,300
Fluor Corp.*	34,391	1,604,340
MasTec, Inc.*	13,125	4,222,837
Sterling Infrastructure, Inc.*	6,509	2,650,920
Valmont Industries, Inc.	4,194	1,675,797

		18,029,636

Electrical Equipment (2.1%)
Acuity, Inc.	6,551	1,835,721
EnerSys	7,752	1,346,677
Nextpower, Inc., Class A*	31,701	3,821,556
nVent Electric plc	34,392	4,067,886
Regal Rexnord Corp.	14,246	2,667,706
Sensata Technologies Holding plc	31,406	1,106,119
Vicor Corp.*	4,676	752,836

		15,598,501

Ground Transportation (1.6%)
Avis Budget Group, Inc.(x)*	3,854	562,106
Knight-Swift Transportation Holdings, Inc., Class A	34,539	1,988,756
Landstar System, Inc.	6,974	1,118,002
Ryder System, Inc.	8,792	1,799,810
Saia, Inc.*	5,678	1,994,568
XPO, Inc.*	25,368	4,935,344

		12,398,586

Machinery (5.3%)
AGCO Corp.	13,246	1,534,814
Chart Industries, Inc.*	9,655	1,996,171
CNH Industrial NV	195,573	2,151,303
Crane Co.	10,374	1,773,954
Donaldson Co., Inc.	24,512	2,080,334
Esab Corp.	12,173	1,176,642
Flowserve Corp.	27,187	1,998,516
Graco, Inc.	34,180	2,893,337
ITT, Inc.	18,148	3,457,739
Lincoln Electric Holdings, Inc.	11,674	2,907,760
Middleby Corp. (The)*	9,999	1,325,667
Mueller Industries, Inc.	23,414	2,594,271
Oshkosh Corp.	13,504	1,987,924
RBC Bearings, Inc.*	6,791	3,688,328
SPX Technologies, Inc.*	10,543	2,107,967
Terex Corp.	24,294	1,435,775
Timken Co. (The)	13,759	1,383,743
Toro Co. (The)	20,836	1,946,916
Watts Water Technologies, Inc., Class A	5,614	1,629,688

		40,070,849

Marine Transportation (0.2%)
Kirby Corp.*	11,471	1,524,267

Passenger Airlines (0.3%)
Alaska Air Group, Inc.*	24,900	915,822
American Airlines Group, Inc.*	146,056	1,568,641

		2,484,463

Professional Services (2.3%)
Booz Allen Hamilton Holding Corp.	26,231	2,046,805
CACI International, Inc., Class A*	4,704	2,558,364
Concentrix Corp.(x)	10,242	280,221
ExlService Holdings, Inc.*	32,849	1,000,252
Exponent, Inc.	9,804	639,711
FTI Consulting, Inc.*	6,243	1,103,575
Genpact Ltd.	34,379	1,280,618
KBR, Inc.	28,020	1,032,817
Maximus, Inc.	11,551	740,419
Parsons Corp.*	11,316	612,988
Paylocity Holding Corp.*	9,542	1,030,918
Science Applications International Corp.	9,879	937,715
TransUnion	41,686	2,884,254
UL Solutions, Inc., Class A	16,312	1,398,102

		17,546,759

Trading Companies & Distributors (1.6%)
Applied Industrial Technologies, Inc.	8,068	2,140,602
Core & Main, Inc., Class A*	41,145	2,032,563
GATX Corp.	7,690	1,312,990
MSC Industrial Direct Co., Inc., Class A	9,938	916,979
Watsco, Inc.(x)	7,485	2,722,968

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
WESCO International, Inc.	10,422	$2,851,668

		11,977,770

Total Industrials		175,014,949

Information Technology (11.1%)
Electronic Equipment, Instruments & Components (3.6%)
Advanced Energy Industries, Inc.	8,166	2,635,250
Arrow Electronics, Inc.*	11,178	1,603,037
Avnet, Inc.	17,498	1,078,227
Belden, Inc.	8,480	973,758
Cognex Corp.	35,635	1,745,758
Crane NXT Co.	10,632	431,553
Fabrinet*	7,612	3,969,810
Flex Ltd.*	78,866	5,162,568
IPG Photonics Corp.*	5,302	607,556
Littelfuse, Inc.	5,312	1,802,627
Novanta, Inc.*	7,615	899,408
TD SYNNEX Corp.	16,370	2,761,783
TTM Technologies, Inc.*	22,138	2,156,684
Vontier Corp.	31,055	1,101,521

		26,929,540

IT Services (1.0%)
Kyndryl Holdings, Inc.*	50,306	660,015
Okta, Inc.*	36,453	2,869,215
Twilio, Inc., Class A*	32,518	4,091,415

		7,620,645

Semiconductors & Semiconductor Equipment (3.3%)
Allegro MicroSystems, Inc.*	27,094	854,274
Amkor Technology, Inc.	24,674	1,111,070
Cirrus Logic, Inc.*	10,475	1,514,895
Entegris, Inc.	32,452	3,804,672
Lattice Semiconductor Corp.*	29,195	2,708,128
MACOM Technology Solutions Holdings, Inc.*	13,793	3,063,012
MKS, Inc.	14,414	3,312,481
Onto Innovation, Inc.*	10,610	2,175,793
Rambus, Inc.*	23,040	1,982,131
Silicon Laboratories, Inc.*	7,134	1,484,942
SiTime Corp.*	4,653	1,606,914
Synaptics, Inc.*	8,467	593,029
Universal Display Corp.	9,184	841,805

		25,053,146

Software (2.7%)
Appfolio, Inc., Class A*	5,020	792,256
Bentley Systems, Inc., Class B(x)	32,998	1,158,890
BILL Holdings, Inc.(x)*	19,174	734,364
Blackbaud, Inc.*	8,019	309,614
Commvault Systems, Inc.*	9,303	724,611
Docusign, Inc.*	43,199	2,048,065
Dolby Laboratories, Inc., Class A	12,405	745,044
Dropbox, Inc., Class A(x)*	38,530	875,402
Dynatrace, Inc.*	65,691	2,429,253
Guidewire Software, Inc.*	18,218	2,724,684
InterDigital, Inc.	5,152	1,555,904
Manhattan Associates, Inc.*	12,881	1,714,719
Nutanix, Inc., Class A*	58,037	2,205,986
Pegasystems, Inc.	19,258	819,620
Qualys, Inc.*	7,509	659,666
UiPath, Inc., Class A(x)*	91,842	1,019,446

		20,517,524

Technology Hardware, Storage & Peripherals (0.5%)
Everpure, Inc., Class A*	67,320	3,974,573

Total Information Technology		84,095,428

Materials (5.3%)
Chemicals (1.6%)
Ashland, Inc.	10,849	603,313
Avient Corp.	19,219	697,650
Axalta Coating Systems Ltd.*	45,958	1,273,037
Cabot Corp.	11,290	850,250
NewMarket Corp.	1,681	1,077,437
Olin Corp.	26,078	775,299
RPM International, Inc.	27,605	2,743,937
Scotts Miracle-Gro Co. (The)	9,257	562,918
Solstice Advanced Materials, Inc.	32,371	2,465,375
Westlake Corp.	7,539	880,706

		11,929,922

Construction Materials (0.3%)
Eagle Materials, Inc.	6,998	1,325,771
Knife River Corp.(x)*	12,178	994,334

		2,320,105

Containers & Packaging (0.9%)
AptarGroup, Inc.	14,016	1,766,296
Crown Holdings, Inc.	24,016	2,407,604
Graphic Packaging Holding Co.	66,480	660,811
Greif, Inc., Class A	4,899	328,576
Silgan Holdings, Inc.	18,550	719,740
Sonoco Products Co.	19,611	1,060,759

		6,943,786

Metals & Mining (2.4%)
Alcoa Corp.	55,919	3,709,107
Cleveland-Cliffs, Inc.*	124,614	1,052,988
Commercial Metals Co.	24,336	1,494,960
Hecla Mining Co.	143,227	2,668,319
MP Materials Corp.(x)*	28,899	1,394,666
Reliance, Inc.	11,255	3,420,620
Royal Gold, Inc.	17,448	4,440,342

		18,181,002

Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.	13,836	1,006,569

Total Materials		40,381,384

Real Estate (6.2%)
Diversified REITs (0.4%)
WP Carey, Inc. (REIT)	47,852	3,252,022

Health Care REITs (1.1%)
American Healthcare REIT, Inc. (REIT)	38,468	1,814,151
CareTrust REIT, Inc. (REIT)	44,753	1,640,197
Healthcare Realty Trust, Inc. (REIT), Class A	76,285	1,296,082
Omega Healthcare Investors, Inc. (REIT)	63,416	2,778,889
Sabra Health Care REIT, Inc. (REIT)	52,316	1,006,037

		8,535,356

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)(x)	46,775	492,541

Industrial REITs (0.9%)
EastGroup Properties, Inc. (REIT)	11,344	2,099,661
First Industrial Realty Trust, Inc. (REIT)	28,421	1,644,155
Rexford Industrial Realty, Inc. (REIT)(x)	50,532	1,653,912
STAG Industrial, Inc. (REIT)	40,845	1,472,871

		6,870,599

Office REITs (0.4%)
COPT Defense Properties (REIT)	22,837	698,812

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Cousins Properties, Inc. (REIT)	36,356	$820,555
Kilroy Realty Corp. (REIT)(x)	23,587	665,389
Vornado Realty Trust (REIT)	35,121	912,795

		3,097,551

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.*	10,213	3,108,020

Residential REITs (0.7%)
American Homes 4 Rent (REIT), Class A	71,230	1,988,742
Equity LifeStyle Properties, Inc. (REIT)	42,046	2,624,511
Independence Realty Trust, Inc. (REIT)	48,734	725,649

		5,338,902

Retail REITs (0.9%)
Agree Realty Corp. (REIT)	25,306	1,907,566
Brixmor Property Group, Inc. (REIT)	66,976	1,928,909
Kite Realty Group Trust (REIT)	43,665	1,071,976
NNN REIT, Inc. (REIT)	41,294	1,735,587

		6,644,038

Specialized REITs (1.3%)
CubeSmart (REIT)	49,299	1,806,808
EPR Properties (REIT)	15,922	795,463
Gaming and Leisure Properties, Inc. (REIT)	61,847	2,744,152
Lamar Advertising Co. (REIT), Class A	19,117	2,421,359
National Storage Affiliates Trust (REIT)	15,444	582,857
Rayonier, Inc. (REIT)	59,005	1,216,683

		9,567,322

Total Real Estate		46,906,351

Utilities (3.1%)
Electric Utilities (0.8%)
IDACORP, Inc.	11,498	1,643,869
OGE Energy Corp.	46,062	2,209,134
Portland General Electric Co.	24,412	1,288,221
TXNM Energy, Inc.	21,528	1,258,527

		6,399,751

Gas Utilities (1.1%)
National Fuel Gas Co.	19,142	1,798,582
New Jersey Resources Corp.	21,566	1,184,405
ONE Gas, Inc.	12,874	1,108,837
Southwest Gas Holdings, Inc.	13,791	1,198,438
Spire, Inc.	12,600	1,140,804
UGI Corp.	46,002	1,675,393

		8,106,459

Independent Power and Renewable Electricity Producers (0.6%)
Ormat Technologies, Inc.	13,084	1,464,361
Talen Energy Corp.*	9,857	3,146,650

		4,611,011

Multi-Utilities (0.3%)
Black Hills Corp.	16,537	1,147,833
Northwestern Energy Group, Inc.	12,965	854,912

		2,002,745

Water Utilities (0.3%)
Essential Utilities, Inc.	61,254	2,466,699

Total Utilities		23,586,665

Total Common Stocks (90.2%) (Cost $469,582,245)		684,401,791

SHORT-TERM INVESTMENTS:
Investment Companies (5.0%)
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	7,225,144	7,225,144
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	30,372,281	30,375,318

Total Investment Companies		37,600,462

Total Short-Term Investments (5.0%) (Cost $37,604,607)		37,600,462

Total Investments in Securities (95.2%) (Cost $507,186,852)		722,002,253
Other Assets Less Liabilities (4.8%)		36,685,607

Net Assets (100%)		$758,687,860

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $23,096,818. This was collateralized by $15,826,504 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.375%, maturing 4/15/26 – 11/15/55 and by cash of $7,225,144 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	221	6/2026	USD	75,062,650	841,814

					841,814

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$7,128,854	$—	$—	$7,128,854
Consumer Discretionary	75,920,747	—	—	75,920,747
Consumer Staples	31,223,987	—	—	31,223,987
Energy	37,079,640	—	—	37,079,640
Financials	101,811,681	—	—	101,811,681
Health Care	61,252,105	—	—	61,252,105
Industrials	175,014,949	—	—	175,014,949
Information Technology	84,095,428	—	—	84,095,428
Materials	40,381,384	—	—	40,381,384
Real Estate	46,906,351	—	—	46,906,351
Utilities	23,586,665	—	—	23,586,665
Futures	841,814	—	—	841,814
Short-Term Investments
Investment Companies	37,600,462	—	—	37,600,462
Total Assets	$722,844,067	$—	$—	$722,844,067

Total Liabilities	$—	$—	$—	$—

Total	$722,844,067	$—	$—	$722,844,067

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$270,789,753
Aggregate gross unrealized depreciation	(54,167,332)

Net unrealized appreciation	$216,622,421

Federal income tax cost of investments in securities and derivative instruments, if applicable	$506,221,646

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.3%)
Diversified Telecommunication Services (0.5%)
Anterix, Inc.(x)*	11,883	$453,812
ATN International, Inc.	9,542	259,733
Bandwidth, Inc., Class A*	31,344	558,550
Cogent Communications Holdings, Inc.	50,412	949,762
Globalstar, Inc.(x)*	52,435	3,482,733
IDT Corp., Class B	16,481	809,217
Liberty Latin America Ltd., Class A*	30,523	263,719
Liberty Latin America Ltd., Class C*	142,906	1,260,431
Lumen Technologies, Inc.*	997,015	6,929,254
Shenandoah Telecommunications Co.	53,353	822,703
Uniti Group, Inc.	171,530	1,608,952

		17,398,866

Entertainment (0.5%)
AMC Entertainment Holdings, Inc., Class A(x)*	551,139	540,116
Atlanta Braves Holdings, Inc., Class A(x)*	7,565	356,690
Atlanta Braves Holdings, Inc., Class C*	47,236	2,016,977
Cinemark Holdings, Inc.	109,931	3,135,232
CuriosityStream, Inc.(x)	36,863	109,115
Gaia, Inc., Class A(x)*	16,640	46,093
IMAX Corp.*	45,512	1,729,911
Lionsgate Studios Corp.*	214,151	2,053,708
Madison Square Garden Entertainment Corp., Class A*	41,322	2,434,279
Marcus Corp. (The)	23,345	400,834
Meridian Holdings, Inc.(x)*	1,808	13,054
Playstudios, Inc.*	101,675	47,706
Playtika Holding Corp.	64,785	180,102
Reservoir Media, Inc.(x)*	22,437	219,658
Sphere Entertainment Co.*	28,406	3,334,864
Starz Entertainment Corp.	10,426	119,899
Vivid Seats, Inc., Class A(x)*	3,921	23,173

		16,761,411

Interactive Media & Services (0.4%)
Angi, Inc., Class A*	38,694	265,054
Arena Group Holdings, Inc. (The)(x)*	13,907	30,178
Bumble, Inc., Class A*	70,735	230,596
Cargurus, Inc., Class A*	82,192	2,798,638
Cars.com, Inc.*	57,708	468,589
EverQuote, Inc., Class A*	31,770	489,893
fuboTV, Inc., Class A(x)*	30,941	292,702
Getty Images Holdings, Inc.(x)*	118,834	94,283
Grindr, Inc.(x)*	34,385	415,715
MediaAlpha, Inc., Class A*	38,585	358,841
Nextdoor Holdings, Inc.*	239,081	334,713
QuinStreet, Inc.*	54,931	659,721
Rumble, Inc.(x)*	108,583	553,773
Shutterstock, Inc.	25,005	415,333
Teads Holding Co.(x)*	44,896	29,569
Travelzoo(x)*	6,847	40,534
TripAdvisor, Inc.(x)*	117,037	1,247,614
Webtoon Entertainment, Inc.(x)*	20,948	192,512
Yelp, Inc., Class A*	61,201	1,514,113
Ziff Davis, Inc.*	40,895	1,715,954
ZipRecruiter, Inc., Class A*	64,357	118,417

		12,266,742

Media (0.8%)
Advantage Solutions, Inc.(x)*	4,817	101,831
AMC Networks, Inc., Class A*	32,072	217,769
Boston Omaha Corp., Class A(x)*	21,223	247,885
Cable One, Inc.*	5,098	464,989
EchoStar Corp., Class A(x)*	141,813	16,602,048
Emerald Holding, Inc.(x)	19,145	86,344
Entravision Communications Corp., Class A	73,253	217,562
EW Scripps Co. (The), Class A*	69,908	260,058
Gambling.com Group Ltd.(x)*	19,934	77,344
Gray Media, Inc.	94,149	408,607
Ibotta, Inc., Class A(x)*	11,462	343,516
iHeartMedia, Inc., Class A(x)*	135,639	396,066
John Wiley & Sons, Inc., Class A	41,843	1,594,218
Magnite, Inc.*	151,168	1,795,876
National CineMedia, Inc.	75,428	230,055
Newsmax, Inc., Class B(x)*	50,097	261,506
Nexxen International Ltd.(x)*	34,084	222,228
Optimum Communications, Inc., Class A*	300,164	390,213
PubMatic, Inc., Class A*	40,830	333,989
Scholastic Corp.	20,970	819,088
Sinclair, Inc.	41,029	530,915
Stagwell, Inc., Class A(x)*	110,968	697,989
TechTarget, Inc.*	30,489	118,297
Thryv Holdings, Inc.*	43,344	118,763
USA TODAY Co., Inc.(x)*	152,166	1,072,770

		27,609,926

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	87,046	349,925
Spok Holdings, Inc.	22,809	248,618
Telephone and Data Systems, Inc.	103,802	4,370,064

		4,968,607

Total Communication Services		79,005,552

Consumer Discretionary (7.6%)
Automobile Components (1.0%)
Adient plc*	82,133	1,659,908
Cooper-Standard Holdings, Inc.*	17,448	486,276
Dana, Inc.	118,569	3,989,847
Dauch Corp.*	235,638	1,397,333
Dorman Products, Inc.*	28,880	3,013,917
Fox Factory Holding Corp.*	43,090	709,261
Garrett Motion, Inc.	185,626	3,372,824
Gentherm, Inc.*	32,245	895,766
Goodyear Tire & Rubber Co. (The)*	288,036	1,909,679
Holley, Inc.*	80,687	247,709
LCI Industries	24,760	3,044,985
Motorcar Parts of America, Inc.*	15,048	166,431
Patrick Industries, Inc.	34,025	3,779,157
Phinia, Inc.	39,916	2,731,851
Solid Power, Inc.*	183,952	551,856
Standard Motor Products, Inc.	21,667	752,712
Strattec Security Corp.*	4,369	342,267
Visteon Corp.	28,809	2,624,788
XPEL, Inc.(m)*	25,778	1,140,934

		32,817,501

Automobiles (0.0%)†
Faraday Future Intelligent Electric, Inc., Class A(x)*	157,258	43,214
Winnebago Industries, Inc.(x)	27,742	859,725

		902,939

Broadline Retail (0.0%)†
Groupon, Inc.(x)*	29,200	347,480
Kohl’s Corp.	113,019	1,457,945
Savers Value Village, Inc.*	42,958	319,608

		2,125,033

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Distributors (0.1%)
GigaCloud Technology, Inc., Class A*	25,071	$1,137,722
Gold.com, Inc.	20,404	817,792
Weyco Group, Inc.(x)	6,830	218,902

		2,174,416

Diversified Consumer Services (1.1%)
American Public Education, Inc.*	18,646	1,060,584
Carriage Services, Inc., Class A	15,132	690,927
Coursera, Inc.*	144,550	841,281
Covista, Inc.*	35,635	4,106,934
Driven Brands Holdings, Inc.(x)*	59,935	755,780
European Wax Center, Inc., Class A*	34,493	199,370
Frontdoor, Inc.*	75,934	4,013,871
Graham Holdings Co., Class B	3,357	3,549,222
KinderCare Learning Cos., Inc.(x)*	36,501	80,302
Laureate Education, Inc.*	132,719	4,623,930
Lincoln Educational Services Corp.*	31,603	1,285,610
Matthews International Corp., Class A(x)	30,200	779,764
McGraw Hill, Inc.(x)*	30,878	423,029
Mister Car Wash, Inc.*	103,143	718,907
Nerdy, Inc.(x)*	72,459	59,141
OneSpaWorld Holdings Ltd.	104,884	2,407,088
Perdoceo Education Corp.	67,132	2,497,982
Phoenix Education Partners, Inc.(x)	4,339	136,505
Strategic Education, Inc.	23,701	1,966,235
Stride, Inc.*	43,728	3,855,498
Udemy, Inc.*	100,996	466,601
Universal Technical Institute, Inc.*	50,174	1,811,281
Zspace, Inc.*	2,748	312

		36,330,154

Hotels, Restaurants & Leisure (1.4%)
Accel Entertainment, Inc., Class A*	51,762	564,723
Bally’s Corp.(x)*	11,098	106,985
Biglari Holdings, Inc., Class B*	810	266,968
BJ’s Restaurants, Inc.*	19,662	690,136
Black Rock Coffee Bar, Inc., Class A(x)*	14,268	184,343
Bloomin’ Brands, Inc.	88,231	476,447
Brightstar Lottery plc(x)	108,174	1,378,137
Brinker International, Inc.*	45,333	6,472,192
Cheesecake Factory, Inc. (The)(x)	48,259	2,642,180
Cracker Barrel Old Country Store, Inc.(x)	24,316	683,523
Dave & Buster’s Entertainment, Inc.(x)*	28,349	307,020
Dine Brands Global, Inc.(x)	15,873	416,508
El Pollo Loco Holdings, Inc.*	30,018	416,049
First Watch Restaurant Group, Inc.*	58,737	615,564
Genius Sports Ltd.(x)*	223,826	991,549
Global Business Travel Group I(x)*	137,910	769,538
Golden Entertainment, Inc.	20,701	552,510
Hilton Grand Vacations, Inc.*	63,794	2,495,621
Inspired Entertainment, Inc.(x)*	28,720	204,774
Jack in the Box, Inc.(x)*	19,430	187,888
Krispy Kreme, Inc.(x)	89,755	304,269
Kura Sushi USA, Inc., Class A(x)*	7,356	513,375
Life Time Group Holdings, Inc.*	158,080	4,258,675
Lindblad Expeditions Holdings, Inc.*	39,260	679,198
Marriott Vacations Worldwide Corp.(x)	29,143	1,897,792
Monarch Casino & Resort, Inc.	13,253	1,266,987
Nathan’s Famous, Inc.	3,018	304,003
Navan, Inc., Class A(x)*	39,480	522,715
Papa John’s International, Inc.(x)	33,535	1,086,869
Portillo’s, Inc., Class A(x)*	66,385	351,177
Pursuit Attractions and Hospitality, Inc.*	22,674	830,549
RCI Hospitality Holdings, Inc.	9,441	215,349
Red Rock Resorts, Inc., Class A	50,836	2,712,609
Rush Street Interactive, Inc.*	95,838	2,084,476
Sabre Corp.*	382,866	555,156
Serve Robotics, Inc.(x)*	67,486	569,582
Shake Shack, Inc., Class A*	40,582	3,590,290
Six Flags Entertainment Corp.(x)*	99,897	1,773,172
Super Group SGHC Ltd.	166,440	1,797,552
Sweetgreen, Inc., Class A(x)*	112,804	585,453
Target Hospitality Corp.*	32,779	304,189
United Parks & Resorts, Inc.(x)*	28,832	941,653
Xponential Fitness, Inc., Class A(x)*	32,608	196,300

		47,764,045

Household Durables (1.4%)
Bassett Furniture Industries, Inc.	6,743	95,413
Beazer Homes USA, Inc.*	27,857	535,969
Cavco Industries, Inc.*	8,135	3,939,699
Century Communities, Inc.	26,105	1,497,905
Champion Homes, Inc.*	58,417	4,344,472
Cricut, Inc., Class A(x)	53,239	199,114
Dream Finders Homes, Inc., Class A(x)*	31,499	438,466
Ethan Allen Interiors, Inc.	23,704	527,651
Flexsteel Industries, Inc.	4,414	198,365
Green Brick Partners, Inc.*	32,539	2,097,139
Hamilton Beach Brands Holding Co., Class A	9,577	181,484
Helen of Troy Ltd.*	24,984	360,269
Hovnanian Enterprises, Inc., Class A*	5,363	594,810
Installed Building Products, Inc.(x)	24,252	6,430,418
KB Home	64,196	3,322,143
La-Z-Boy, Inc.	42,313	1,359,940
Legacy Housing Corp.(x)*	10,136	207,079
Leggett & Platt, Inc.	141,789	1,400,875
LGI Homes, Inc.*	21,721	858,631
Lovesac Co. (The)(x)*	16,699	246,644
M/I Homes, Inc.*	27,371	3,351,579
Meritage Homes Corp.	69,776	4,314,948
Sonos, Inc.*	124,323	1,665,928
Taylor Morrison Home Corp., Class A*	100,040	5,826,330
Traeger, Inc.*	839	24,331
Tri Pointe Homes, Inc.*	88,701	4,144,998

		48,164,600

Leisure Products (0.4%)
Acushnet Holdings Corp.	28,455	2,659,973
American Outdoor Brands, Inc.(x)*	12,595	117,637
Callaway Golf Co.*	137,130	1,903,364
Clarus Corp.	35,111	95,502
Escalade, Inc.(x)	11,574	198,726
Funko, Inc., Class A(x)*	37,937	119,502
JAKKS Pacific, Inc.	10,651	212,168
Johnson Outdoors, Inc., Class A	5,960	277,200
Latham Group, Inc.*	53,484	287,209
Malibu Boats, Inc., Class A*	20,037	519,359
Marine Products Corp.	10,495	76,299
MasterCraft Boat Holdings, Inc.*	15,911	326,335
Peloton Interactive, Inc., Class A*	407,418	1,747,823
Polaris, Inc.(x)	55,625	3,031,562
Smith & Wesson Brands, Inc.	46,159	661,458
Sturm Ruger & Co., Inc.	15,189	608,927

		12,843,044

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Specialty Retail (1.7%)
1-800-Flowers.com, Inc., Class A(x)*	29,659	$90,163
Abercrombie & Fitch Co., Class A*	47,424	4,333,131
Academy Sports & Outdoors, Inc.(x)	69,348	3,914,695
Advance Auto Parts, Inc.(x)	62,696	3,307,214
American Eagle Outfitters, Inc.	166,571	2,781,736
America’s Car-Mart, Inc.*	8,812	112,177
Arhaus, Inc., Class A	53,079	359,876
Arko Corp.	78,444	436,149
Asbury Automotive Group, Inc.*	20,252	3,957,443
BARK, Inc.(x)*	118,757	60,162
Barnes & Noble Education, Inc.(x)*	16,981	149,942
Bed Bath & Beyond, Inc.*	73,922	342,998
Boot Barn Holdings, Inc.*	32,063	4,692,741
Buckle, Inc. (The)	32,718	1,647,678
Build-A-Bear Workshop, Inc.(x)	13,274	497,111
Caleres, Inc.	37,948	399,972
Camping World Holdings, Inc., Class A	66,131	451,675
Citi Trends, Inc.*	4,620	200,138
Designer Brands, Inc., Class A(x)	39,870	226,860
Envela Corp.*	5,332	88,831
EVgo, Inc., Class A*	149,085	256,426
Genesco, Inc.*	10,683	309,700
Group 1 Automotive, Inc.	12,263	4,054,516
Haverty Furniture Cos., Inc.	13,643	288,959
J Jill, Inc.(x)	8,620	98,785
Lands’ End, Inc.(x)*	9,972	112,085
MarineMax, Inc.(x)*	19,894	538,332
Monro, Inc.(x)	31,457	504,570
National Vision Holdings, Inc.*	81,193	2,102,899
OneWater Marine, Inc., Class A(x)*	14,394	136,023
Outdoor Holding Co.*	113,998	229,136
Petco Health & Wellness Co., Inc., Class A*	89,559	248,974
RealReal, Inc. (The)*	112,434	1,020,901
Revolve Group, Inc., Class A*	41,574	939,988
Sally Beauty Holdings, Inc.*	103,012	1,426,716
Shoe Carnival, Inc.(x)	20,847	325,005
Signet Jewelers Ltd.	41,362	3,500,880
Sleep Number Corp.(x)*	18,570	33,333
Sonic Automotive, Inc., Class A	15,171	1,040,275
Stitch Fix, Inc., Class A*	125,393	415,051
ThredUp, Inc., Class A*	106,171	348,241
Torrid Holdings, Inc.(x)*	27,206	48,427
Upbound Group, Inc.	55,109	994,717
Urban Outfitters, Inc.*	68,094	4,313,755
Victoria’s Secret & Co.(x)*	72,385	3,355,769
Warby Parker, Inc., Class A(x)*	103,526	2,181,293
Winmark Corp.	3,022	1,292,056
Zumiez, Inc.*	13,406	297,077

		58,464,581

Textiles, Apparel & Luxury Goods (0.5%)
Capri Holdings Ltd.*	121,943	2,148,636
Carter’s, Inc.	36,730	1,313,465
Ermenegildo Zegna NV(x)	64,221	669,183
Figs, Inc., Class A*	94,911	1,401,835
G-III Apparel Group Ltd.	39,323	1,089,247
Kontoor Brands, Inc.	57,509	4,042,307
Lakeland Industries, Inc.(x)	9,964	81,605
Movado Group, Inc.	17,050	416,361
Oxford Industries, Inc.(x)	14,827	570,988
Rocky Brands, Inc.	7,297	282,540
Steven Madden Ltd.	74,674	2,532,942
Superior Group of Cos., Inc.	15,438	156,850
Wolverine World Wide, Inc.	86,216	1,407,045

		16,113,004

Total Consumer Discretionary		257,699,317

Consumer Staples (1.6%)
Beverages (0.1%)
MGP Ingredients, Inc.	16,125	296,539
National Beverage Corp.*	25,652	863,190
Vita Coco Co., Inc. (The)*	49,780	2,384,960
Zevia PBC, Class A*	60,026	70,230

		3,614,919

Consumer Staples Distribution & Retail (0.5%)
Andersons, Inc. (The)	33,982	2,439,228
Chefs’ Warehouse, Inc. (The)*	37,988	2,258,387
Grocery Outlet Holding Corp.*	99,606	702,222
HF Foods Group, Inc.(x)*	48,544	89,806
Ingles Markets, Inc., Class A	15,196	1,365,968
Natural Grocers by Vitamin Cottage, Inc.	12,528	323,849
PriceSmart, Inc.	26,810	4,034,905
United Natural Foods, Inc.*	62,615	2,821,432
Village Super Market, Inc., Class A	10,042	424,074
Weis Markets, Inc.	13,835	946,176

		15,406,047

Food Products (0.5%)
Alico, Inc.	6,648	274,297
B&G Foods, Inc.(x)	77,683	373,655
Beyond Meat, Inc.(x)*	402,174	282,165
BRC, Inc., Class A(x)*	103,012	79,958
Calavo Growers, Inc.	16,997	438,353
Cal-Maine Foods, Inc.(x)	45,513	3,602,354
Dole plc	70,461	1,006,888
Forafric Global plc(x)*	6,009	57,987
Fresh Del Monte Produce, Inc.	34,376	1,383,978
Hain Celestial Group, Inc. (The)(x)*	104,552	72,956
J & J Snack Foods Corp.	15,586	1,235,502
John B Sanfilippo & Son, Inc.	8,286	657,328
Lifeway Foods, Inc.*	6,509	125,884
Limoneira Co.(x)	19,119	256,577
Mama’s Creations, Inc.*	38,542	591,234
Marzetti Co. (The)	20,906	2,891,927
Mission Produce, Inc.(x)*	43,440	597,734
Seneca Foods Corp., Class A*	4,901	740,639
Simply Good Foods Co. (The)*	88,887	1,275,529
SunOpta, Inc.*	99,579	645,272
Tootsie Roll Industries, Inc.	19,471	831,806
Utz Brands, Inc.	77,400	613,008
Vital Farms, Inc.(x)*	36,656	517,583
Westrock Coffee Co.(x)*	43,585	185,236

		18,737,850

Household Products (0.2%)
Central Garden & Pet Co.*	8,898	327,180
Central Garden & Pet Co., Class A*	51,513	1,670,051
Energizer Holdings, Inc.	63,934	1,049,796
Oil-Dri Corp. of America	10,708	696,984
Spectrum Brands Holdings, Inc.	23,591	1,738,656
WD-40 Co.	14,155	2,886,771

		8,369,438

Personal Care Products (0.2%)
Beauty Health Co. (The)(x)*	129,061	114,864
Edgewell Personal Care Co.	47,180	1,006,821
FitLife Brands, Inc.(x)*	2,580	36,636
Herbalife Ltd.*	106,850	1,572,832
Honest Co., Inc. (The)(x)*	108,836	319,978
Interparfums, Inc.	19,063	1,731,683
Lifevantage Corp.(x)	11,931	51,542
Medifast, Inc.(x)*	13,678	139,379

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Nature’s Sunshine Products, Inc.*	17,120	$410,709
Niagen Bioscience, Inc.*	60,954	268,807
Nu Skin Enterprises, Inc., Class A	51,018	371,411
Olaplex Holdings, Inc.(x)*	164,306	333,541
USANA Health Sciences, Inc.*	12,922	225,748
Waldencast plc, Class A*	43,957	41,746

		6,625,697

Tobacco (0.1%)
Ispire Technology, Inc.(x)*	24,528	45,131
Turning Point Brands, Inc.	19,424	1,685,809
Universal Corp.	24,718	1,302,639

		3,033,579

Total Consumer Staples		55,787,530

Energy (6.1%)
Energy Equipment & Services (2.4%)
Archrock, Inc.	180,747	6,289,996
Atlas Energy Solutions, Inc.(x)	80,202	1,052,250
Borr Drilling Ltd.(x)*	296,599	1,711,376
Bristow Group, Inc., Class A	29,793	1,396,994
Cactus, Inc., Class A	71,512	3,387,523
Core Laboratories, Inc.(x)	50,922	854,980
DMC Global, Inc.*	23,670	123,321
Energy Services of America Corp.	13,191	173,198
Expro Group Holdings NV*	85,963	1,496,616
Flowco Holdings, Inc., Class A	21,469	442,261
Forum Energy Technologies, Inc.*	10,677	626,313
Helix Energy Solutions Group, Inc.*	147,214	1,455,946
Helmerich & Payne, Inc.	103,206	3,718,512
Innovex International, Inc.*	41,749	1,018,258
Kodiak Gas Services, Inc.	87,398	5,097,051
Liberty Energy, Inc., Class A	165,399	4,763,491
Mammoth Energy Services, Inc.(x)*	24,737	60,606
Nabors Industries Ltd.*	14,971	1,288,404
National Energy Services Reunited Corp.*	70,576	1,515,267
Natural Gas Services Group, Inc.	10,347	390,496
Noble Corp. plc(x)	132,117	6,482,981
Oceaneering International, Inc.*	103,445	3,669,194
Oil States International, Inc.*	59,122	688,180
Patterson-UTI Energy, Inc.	363,652	3,938,351
ProFrac Holding Corp., Class A(x)*	31,309	194,116
ProPetro Holding Corp.*	102,216	1,472,933
Ranger Energy Services, Inc., Class A	20,230	346,742
RPC, Inc.	92,637	655,870
SEACOR Marine Holdings, Inc.(x)*	23,985	171,733
Seadrill Ltd.*	65,713	2,989,942
Select Water Solutions, Inc., Class A	97,379	1,489,899
Solaris Energy Infrastructure, Inc., Class A	48,398	2,734,971
TETRA Technologies, Inc.*	136,797	1,165,510
Tidewater, Inc.*	51,544	4,306,501
Transocean Ltd.*	971,191	6,438,996
Valaris Ltd.*	65,289	6,400,934

		80,009,712

Oil, Gas & Consumable Fuels (3.7%)
Ardmore Shipping Corp.	35,137	535,839
BKV Corp.*	26,197	747,138
California Resources Corp.	76,725	5,310,904
Calumet, Inc.(x)*	73,232	2,629,029
Centrus Energy Corp., Class A(x)*	17,617	3,058,135
Clean Energy Fuels Corp.*	185,122	459,103
CNX Resources Corp.*	143,880	5,546,574
Comstock Resources, Inc.(x)*	76,955	1,622,211
Core Natural Resources, Inc.	53,319	5,584,099
Crescent Energy Co., Class A	268,601	3,626,114
CVR Energy, Inc.*	32,506	1,093,827
Delek US Holdings, Inc.	61,838	2,787,039
DHT Holdings, Inc.	140,282	2,562,952
Diversified Energy Co.(x)	64,199	1,119,631
Dorian LPG Ltd.	38,625	1,320,975
Empire Petroleum Corp.(x)*	15,080	44,637
Encore Energy Corp.(x)*	196,635	353,943
Energy Fuels, Inc.(x)*	246,758	4,503,333
Epsilon Energy Ltd.	18,249	112,414
Evolution Petroleum Corp.(x)	35,253	161,459
Excelerate Energy, Inc., Class A	24,581	821,497
FLEX LNG Ltd.(x)	33,388	991,957
FutureFuel Corp.	29,530	113,690
Gevo, Inc.(x)*	236,166	644,733
Golar LNG Ltd.(x)	101,867	5,512,023
Granite Ridge Resources, Inc.(x)	61,021	358,193
Green Plains, Inc.*	70,597	1,161,321
Gulfport Energy Corp.*	16,652	3,523,064
HighPeak Energy, Inc.(x)	20,789	143,444
Infinity Natural Resources, Inc., Class A*	16,711	294,281
International Seaways, Inc.	42,070	3,066,062
Kinetik Holdings, Inc., Class A(x)	47,714	2,309,835
Kolibri Global Energy, Inc.(x)*	28,287	155,296
Kosmos Energy Ltd.(x)*	495,503	1,377,498
Lightbridge Corp.(x)*	28,480	303,597
Magnolia Oil & Gas Corp., Class A	189,123	5,970,613
Murphy Oil Corp.	141,348	5,830,605
NACCO Industries, Inc., Class A	4,787	248,780
Navigator Holdings Ltd.	29,072	561,962
New Fortress Energy, Inc.(x)*	196,599	115,993
NextDecade Corp.(x)*	181,914	1,393,461
NextNRG, Inc.(x)*	13,981	5,592
Nordic American Tankers Ltd.	216,367	1,267,911
Northern Oil & Gas, Inc.(x)	100,245	2,930,161
OPAL Fuels, Inc., Class A(x)*	20,449	51,531
Par Pacific Holdings, Inc.*	51,880	3,249,763
PBF Energy, Inc., Class A	87,679	4,175,274
Peabody Energy Corp.	127,987	4,217,172
Prairie Operating Co.(x)*	23,685	48,081
PrimeEnergy Resources Corp.(x)*	560	130,396
REX American Resources Corp.*	30,624	1,395,536
Riley Exploration Permian, Inc.	15,139	551,817
Sable Offshore Corp.(x)*	129,798	2,144,263
SandRidge Energy, Inc.	33,210	541,655
Scorpio Tankers, Inc.	47,193	3,523,429
SFL Corp. Ltd.	125,537	1,354,544
SM Energy Co.	260,779	8,131,089
Summit Midstream Corp.*	8,715	263,542
Talos Energy, Inc.*	132,629	2,090,233
Teekay Corp. Ltd.	55,859	682,038
Teekay Tankers Ltd., Class A	25,488	1,868,780
Uranium Energy Corp.(x)*	498,969	6,736,081
VAALCO Energy, Inc.(x)	109,546	694,522
Verde Clean Fuels, Inc.(x)*	4,624	7,815
Vitesse Energy, Inc.(x)	30,707	557,639
W&T Offshore, Inc.	110,919	378,234
World Kinect Corp.	55,839	1,288,206
XCF Global, Inc., Class A(x)*	49,953	18,258

		126,380,823

Total Energy		206,390,535

Financials (15.5%)
Banks (8.9%)
1st Source Corp.	19,448	1,345,996
ACNB Corp.	10,333	494,641
Amalgamated Financial Corp.	24,982	971,050
Amerant Bancorp, Inc., Class A	38,109	839,922

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Ameris Bancorp	68,739	$5,360,955
Ames National Corp.(x)	9,219	260,160
Arrow Financial Corp.	17,455	585,964
Associated Banc-Corp.	173,908	4,497,261
Atlantic Union Bankshares Corp.	149,015	5,325,796
Avidbank Holdings, Inc.*	2,325	66,262
Axos Financial, Inc.*	57,331	4,878,295
Banc of California, Inc.	138,847	2,440,930
BancFirst Corp.	22,000	2,387,000
Bancorp, Inc. (The)*	43,261	2,324,414
Bank First Corp.	10,578	1,428,665
Bank of Hawaii Corp.	41,160	3,056,130
Bank of Marin Bancorp	15,662	401,417
Bank of NT Butterfield & Son Ltd. (The)	43,925	2,305,184
Bank7 Corp.	5,328	212,481
BankUnited, Inc.	77,954	3,520,403
Bankwell Financial Group, Inc.	7,468	362,347
Banner Corp.	35,133	2,131,870
Bar Harbor Bankshares	17,637	572,321
BayCom Corp.	12,351	367,133
BCB Bancorp, Inc.(x)	18,122	162,736
Beacon Financial Corp.	87,400	2,622,000
Blue Foundry Bancorp*	17,717	234,573
Blue Ridge Bankshares, Inc.	67,345	282,849
Bridgewater Bancshares, Inc.*	23,322	412,799
Burke & Herbert Financial Services Corp.	13,837	861,907
Business First Bancshares, Inc.	30,408	822,232
BV Financial, Inc.*	8,686	166,250
Byline Bancorp, Inc.	33,035	1,042,915
C&F Financial Corp.	3,251	237,128
California Bancorp	24,401	432,386
Camden National Corp.	17,264	819,177
Capital Bancorp, Inc.	13,624	405,178
Capital City Bank Group, Inc.	14,845	645,164
Capitol Federal Financial, Inc.	126,505	901,981
Carter Bankshares, Inc.*	24,626	574,278
Cathay General Bancorp	68,539	3,417,355
CB Financial Services, Inc.(x)	4,569	156,168
Central Pacific Financial Corp.	27,804	888,616
CF Bankshares, Inc.	3,592	100,253
Chain Bridge Bancorp, Inc., Class A*	2,125	74,162
Chemung Financial Corp.	3,855	207,476
ChoiceOne Financial Services, Inc.	16,256	457,119
Citizens & Northern Corp.	18,456	412,307
Citizens Community Bancorp, Inc.	8,082	160,024
Citizens Financial Services, Inc.	5,507	336,753
City Holding Co.	14,624	1,747,860
Civista Bancshares, Inc.	21,162	482,282
CNB Financial Corp.	30,582	885,655
Coastal Financial Corp.*	13,886	1,056,725
CoastalSouth Bancshares, Inc.(x)	7,841	192,810
Colony Bankcorp, Inc.	19,211	383,644
Columbia Financial, Inc.*	27,923	488,932
Commercial Bancgroup, Inc.	5,406	140,664
Community Financial System, Inc.	55,234	3,239,474
Community Trust Bancorp, Inc.	16,634	1,010,016
Community West Bancshares	16,858	392,791
ConnectOne Bancorp, Inc.	48,904	1,309,160
Customers Bancorp, Inc.*	33,476	2,323,569
CVB Financial Corp.(x)	133,707	2,592,579
Dime Community Bancshares, Inc.	40,794	1,379,653
Eagle Bancorp Montana, Inc.	7,144	147,023
Eagle Bancorp, Inc.	28,544	709,889
Eagle Financial Services, Inc.	3,963	138,626
Eastern Bankshares, Inc.	227,332	4,446,614
ECB Bancorp, Inc.(x)*	6,280	105,064
Enterprise Financial Services Corp.	38,436	2,079,772
Equity Bancshares, Inc., Class A	16,365	726,770
Esquire Financial Holdings, Inc.	7,432	798,940
Farmers & Merchants Bancorp, Inc.	14,808	380,121
Farmers National Banc Corp.	57,431	755,792
FB Bancorp, Inc.(x)*	15,566	213,877
FB Financial Corp.	44,895	2,331,846
Fidelity D&D Bancorp, Inc.	6,036	261,238
Financial Institutions, Inc.	21,079	668,415
Finward Bancorp	2,882	104,617
Finwise Bancorp*	8,791	139,425
First Bancorp (Nasdaq Stock Exchange)	42,194	2,377,632
First Bancorp (New York Stock Exchange)	164,159	3,506,436
First Bancorp, Inc. (The)	12,867	360,662
First Bank	24,516	392,256
First Busey Corp.	88,664	2,240,539
First Business Financial Services, Inc.	9,159	493,945
First Capital, Inc.(x)	3,233	160,454
First Commonwealth Financial Corp.	106,512	1,872,481
First Community Bankshares, Inc.	17,530	727,846
First Community Corp.	6,892	201,453
First Financial Bancorp	106,274	2,962,919
First Financial Bankshares, Inc.	139,975	4,122,264
First Financial Corp.	12,337	779,698
First Foundation, Inc.*	63,095	372,260
First Internet Bancorp	10,086	205,553
First Interstate BancSystem, Inc., Class A	90,477	3,021,932
First Merchants Corp.	64,785	2,509,123
First Mid Bancshares, Inc.	23,397	963,722
First National Corp.	7,740	208,361
First United Corp.	6,163	225,812
First Western Financial, Inc.*	9,057	222,621
Firstsun Capital Bancorp(x)*	13,926	507,742
Five Star Bancorp	17,465	658,780
Flagstar Bank NA	317,373	4,179,802
Flushing Financial Corp.	34,321	527,171
Franklin Financial Services Corp.	4,331	221,227
FS Bancorp, Inc.	7,746	298,918
Fulton Financial Corp.	189,979	3,864,173
FVCBankcorp, Inc.(x)	18,153	275,744
GBank Financial Holdings, Inc.(x)*	10,318	276,110
German American Bancorp, Inc.	36,735	1,535,156
Glacier Bancorp, Inc.	133,887	5,980,732
Great Southern Bancorp, Inc.	8,123	512,805
Greene County Bancorp, Inc.	7,958	178,339
Hancock Whitney Corp.	87,380	5,556,494
Hanmi Financial Corp.	29,973	790,088
Hanover Bancorp, Inc.	4,436	95,773
Hawthorn Bancshares, Inc.(x)	5,971	201,163
HBT Financial, Inc.	12,608	336,886
Heritage Commerce Corp.	64,128	800,317
Heritage Financial Corp.	34,951	908,726
Hilltop Holdings, Inc.	45,360	1,624,795
Hingham Institution For Savings (The)(x)	1,862	532,234
Home Bancorp, Inc.	7,146	432,905
Home BancShares, Inc.	195,615	5,267,912
HomeTrust Bancshares, Inc.	16,868	719,420
Hope Bancorp, Inc.	126,280	1,410,548
Horizon Bancorp, Inc.	49,268	816,371
Independent Bank Corp.	21,485	715,450

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Bank Corp./MA	52,321	$3,935,062
International Bancshares Corp.	57,197	3,848,786
Investar Holding Corp.	11,604	316,441
John Marshall Bancorp, Inc.	15,758	319,572
Kearny Financial Corp.	63,545	479,765
Lakeland Financial Corp.	25,576	1,467,551
Landmark Bancorp, Inc.	4,409	109,343
LCNB Corp.	15,169	236,485
LINKBANCORP, Inc.	22,620	188,651
Live Oak Bancshares, Inc.	37,925	1,254,180
MainStreet Bancshares, Inc.(x)	6,873	152,581
Mechanics Bancorp(x)	51,404	758,209
Mercantile Bank Corp.	17,085	862,792
Meridian Corp.	8,984	170,337
Metrocity Bankshares, Inc.	22,820	654,249
Metropolitan Bank Holding Corp.	9,688	806,913
Mid Penn Bancorp, Inc.	20,571	661,563
Midland States Bancorp, Inc.	22,079	492,582
MVB Financial Corp.	12,030	298,705
National Bank Holdings Corp., Class A	38,510	1,508,052
National Bankshares, Inc.	6,717	244,566
NB Bancorp, Inc.	40,512	853,588
NBT Bancorp, Inc.	53,275	2,268,449
Nicolet Bankshares, Inc.	19,397	2,882,782
Northeast Bank	8,093	909,410
Northeast Community Bancorp, Inc.	14,536	345,957
Northfield Bancorp, Inc.	39,491	534,708
Northpointe Bancshares, Inc.	19,118	329,977
Northrim Bancorp, Inc.	23,486	537,360
Northwest Bancshares, Inc.	150,610	1,911,241
Norwood Financial Corp.	8,883	261,338
Oak Valley Bancorp	7,933	257,267
OceanFirst Financial Corp.	57,181	1,031,545
OFG Bancorp	44,958	1,819,001
Ohio Valley Banc Corp.(x)	3,787	166,098
Old National Bancorp	367,158	8,114,192
Old Second Bancorp, Inc.	54,269	1,094,063
OP Bancorp	12,376	164,601
Orange County Bancorp, Inc.	14,283	456,770
Origin Bancorp, Inc.	31,534	1,307,400
Orrstown Financial Services, Inc.	19,657	709,225
Park National Corp.	15,509	2,534,946
Parke Bancorp, Inc.	10,130	287,692
Pathward Financial, Inc.	23,216	2,071,564
Patriot National Bancorp, Inc.(x)*	47,286	60,999
PCB Bancorp	12,687	285,331
Peapack-Gladstone Financial Corp.	17,154	603,992
Peoples Bancorp of North Carolina, Inc.	4,091	160,204
Peoples Bancorp, Inc.	36,439	1,197,750
Peoples Financial Services Corp.	10,796	575,751
Pioneer Bancorp, Inc.(x)*	14,314	199,251
Plumas Bancorp	6,381	311,520
Ponce Financial Group, Inc.*	19,435	324,759
Preferred Bank	11,651	1,056,629
Primis Financial Corp.	23,879	317,113
Princeton Bancorp, Inc.	6,869	231,966
Provident Financial Services, Inc.	134,879	2,854,040
QCR Holdings, Inc.	17,144	1,464,955
RBB Bancorp	16,677	356,387
Red River Bancshares, Inc.	5,487	496,244
Renasant Corp.	98,895	3,573,076
Republic Bancorp, Inc., Class A	8,877	626,272
Rhinebeck Bancorp, Inc.*	2,492	38,427
Richmond Mutual Bancorp, Inc.	8,174	110,921
Riverview Bancorp, Inc.	19,398	106,689
S&T Bancorp, Inc.	38,618	1,615,391
SB Financial Group, Inc.	5,913	124,173
Seacoast Banking Corp. of Florida	99,602	3,016,945
ServisFirst Bancshares, Inc.	53,949	3,929,106
Shore Bancshares, Inc.	33,754	630,525
Sierra Bancorp	13,266	449,983
Simmons First National Corp., Class A	148,401	2,886,399
SmartFinancial, Inc.	15,156	592,296
Sound Financial Bancorp, Inc.	1,890	82,612
South Plains Financial, Inc.	13,194	552,829
Southern First Bancshares, Inc.*	7,877	429,296
Southern Missouri Bancorp, Inc.	10,037	641,766
Southside Bancshares, Inc.	29,089	904,377
SR Bancorp, Inc.(x)	7,944	134,095
Stellar Bancorp, Inc.	48,120	1,761,673
Sterling Bancorp, Inc.(r)*	29,695	—
Stock Yards Bancorp, Inc.	27,209	1,803,685
Texas Capital Bancshares, Inc.*	46,125	4,376,340
Third Coast Bancshares, Inc.*	13,347	504,917
Timberland Bancorp, Inc.	8,761	345,446
Tompkins Financial Corp.	14,860	1,171,562
Towne Bank	87,125	2,933,499
TriCo Bancshares	31,235	1,484,912
Triumph Financial, Inc.*	23,609	1,408,513
TrustCo Bank Corp.	18,052	790,317
Trustmark Corp.	58,902	2,482,130
UMB Financial Corp.	76,058	8,578,582
Union Bankshares, Inc.(x)	3,230	78,554
United Bankshares, Inc.	145,821	6,039,906
United Community Banks, Inc.	127,848	4,025,933
United Security Bancshares	8,731	91,763
Unity Bancorp, Inc.	7,365	381,728
Univest Financial Corp.	28,670	982,234
USCB Financial Holdings, Inc.	12,177	225,762
Valley National Bancorp(x)	507,973	6,237,908
Virginia National Bankshares Corp.	5,493	209,833
WaFd, Inc.	80,007	2,512,220
Washington Trust Bancorp, Inc.	20,002	669,267
WesBanco, Inc.	99,233	3,422,546
West Bancorp, Inc.	15,635	371,957
Westamerica Bancorp	24,486	1,276,945
Western New England Bancorp, Inc.	18,775	242,761
WSFS Financial Corp.	56,255	3,682,452

		300,408,949

Capital Markets (1.5%)
Acadian Asset Management, Inc.	28,235	1,536,549
AlTi Global, Inc.(x)*	46,942	169,930
Artisan Partners Asset Management, Inc., Class A	65,380	2,379,178
Bakkt, Inc., Class A(x)*	18,885	138,994
BGC Group, Inc., Class A	380,560	3,721,877
Cohen & Steers, Inc.	28,726	1,796,811
Diamond Hill Investment Group, Inc.	2,667	458,991
DigitalBridge Group, Inc.	185,188	2,855,599
Donnelley Financial Solutions, Inc.*	26,177	1,233,984
GCM Grosvenor, Inc., Class A	62,739	614,842
Innventure, Inc.(x)*	51,324	200,677
Marex Group plc	57,879	2,580,246
MarketWise, Inc.	1,834	34,332
Miami International Holdings, Inc.*	25,101	976,931
Moelis & Co., Class A	75,540	4,305,780
Open Lending Corp.*	118,519	148,149
Patria Investments Ltd., Class A(x)	71,071	895,495
Perella Weinberg Partners, Class A(x)	68,753	1,248,554
Piper Sandler Cos.	76,032	5,820,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
PJT Partners, Inc., Class A	24,091	$3,365,995
Ridgepost Capital, Inc., Class A(x)	59,992	435,542
Siebert Financial Corp.(x)*	14,997	28,794
Silvercrest Asset Management Group, Inc., Class A	8,271	111,162
StepStone Group, Inc., Class A	72,771	3,472,632
StoneX Group, Inc.*	79,597	6,419,498
Value Line, Inc.	1,070	37,760
Victory Capital Holdings, Inc., Class A(x)	47,205	3,090,983
Virtus Investment Partners, Inc.	6,918	929,433
Wealthfront Corp.*	33,655	311,309
Webull Corp.(x)*	294,367	1,412,962
Westwood Holdings Group, Inc.	7,053	116,163
WisdomTree, Inc.(x)	129,856	1,890,703

		52,740,105

Consumer Finance (0.9%)
Atlanticus Holdings Corp.*	5,876	308,314
Bread Financial Holdings, Inc.	36,920	2,764,939
Consumer Portfolio Services, Inc.*	11,897	91,964
Dave, Inc.*	10,875	1,893,229
Encore Capital Group, Inc.*	22,908	1,606,309
Enova International, Inc.*	25,011	3,397,244
FirstCash Holdings, Inc.	41,552	7,811,776
Green Dot Corp., Class A*	54,476	611,221
Jefferson Capital, Inc.(x)	22,125	425,464
LendingClub Corp.*	118,387	1,695,302
LendingTree, Inc.*	11,836	507,528
Medallion Financial Corp.	16,808	143,876
Navient Corp.	73,700	602,866
Nelnet, Inc., Class A	13,414	1,729,869
NerdWallet, Inc., Class A*	41,746	433,323
Oportun Financial Corp.*	38,461	177,305
OppFi, Inc.	28,464	219,457
PRA Group, Inc.*	39,454	690,445
PROG Holdings, Inc.	40,753	1,169,204
Regional Management Corp.	9,721	313,502
Upstart Holdings, Inc.(x)*	89,866	2,305,063
Vroom, Inc.(x)*	1,026	13,656
World Acceptance Corp.*	2,507	338,545

		29,250,401

Financial Services (1.8%)
Acacia Research Corp.(x)*	42,918	206,436
Alerus Financial Corp.	23,719	562,378
Banco Latinoamericano de Comercio Exterior SA, Class E	29,268	1,495,009
Better Home & Finance Holding Co.(x)*	5,163	183,906
Burford Capital Ltd.	210,169	949,964
Cannae Holdings, Inc.	40,954	465,647
Cantaloupe, Inc.(x)*	60,840	657,680
Cass Information Systems, Inc.(x)	12,814	564,072
Compass Diversified Holdings	70,168	551,520
Enact Holdings, Inc.	29,301	1,195,774
Essent Group Ltd.	97,173	5,678,790
Evertec, Inc.	68,050	1,920,371
Federal Agricultural Mortgage Corp., Class C	9,818	1,456,500
Finance of America Cos., Inc., Class A(x)*	5,221	86,669
Flywire Corp.*	122,173	1,422,094
HA Sustainable Infrastructure Capital, Inc.(x)	130,548	4,797,639
International Money Express, Inc.*	30,404	480,383
Jackson Financial, Inc., Class A	70,674	7,471,655
loanDepot, Inc., Class A(x)*	87,734	124,582
Marqeta, Inc., Class A*	376,557	1,536,353
Merchants Bancorp(x)	26,654	1,143,723
NCR Atleos Corp.*	76,909	3,351,694
NewtekOne, Inc.	28,526	312,360
NMI Holdings, Inc., Class A*	80,933	3,035,797
Onity Group, Inc.*	7,435	291,972
Pagseguro Digital Ltd., Class A	187,716	1,880,914
Payoneer Global, Inc.*	287,944	1,390,770
Paysafe Ltd.(x)*	37,290	253,945
Paysign, Inc.(x)*	42,393	250,119
PennyMac Financial Services, Inc.	30,568	2,671,643
Priority Technology Holdings, Inc.(x)*	30,430	143,630
Radian Group, Inc.	141,945	4,695,541
Remitly Global, Inc.*	178,244	2,793,083
Repay Holdings Corp., Class A*	80,334	208,868
Security National Financial Corp., Class A*	15,921	150,931
Sezzle, Inc.(x)*	17,320	1,096,183
StoneCo Ltd., Class A*	263,123	3,715,297
SWK Holdings Corp.(x)	4,613	78,467
Velocity Financial, Inc.*	12,588	227,717
Walker & Dunlop, Inc.	34,142	1,515,222
Waterstone Financial, Inc.	18,158	327,389

		61,342,687

Insurance (1.6%)
Abacus Global Management, Inc.(x)	43,580	343,410
American Coastal Insurance Corp.	30,170	339,412
American Integrity Insurance Group, Inc.	11,981	230,994
AMERISAFE, Inc.	20,727	690,831
Ategrity Specialty Holdings LLC*	9,670	191,176
Baldwin Insurance Group, Inc. (The), Class A(x)*	99,845	2,190,599
Bowhead Specialty Holdings, Inc.*	18,437	413,542
Citizens, Inc., Class A(x)*	48,267	242,783
CNO Financial Group, Inc.	99,235	4,074,589
Crawford & Co., Class A	19,393	193,348
Donegal Group, Inc., Class A	17,085	293,520
eHealth, Inc.*	32,400	41,796
Employers Holdings, Inc.	20,671	850,405
Exzeo Group, Inc.*	5,177	75,947
F&G Annuities & Life, Inc.	40,027	1,013,484
Fidelis Insurance Holdings Ltd.	59,361	1,134,389
Genworth Financial, Inc., Class A*	416,206	3,379,593
GoHealth, Inc., Class A(x)*	4,864	7,345
Goosehead Insurance, Inc., Class A*	24,289	1,036,169
Greenlight Capital Re Ltd., Class A*	27,959	483,411
Hamilton Insurance Group Ltd., Class B	48,222	1,438,462
HCI Group, Inc.	11,524	1,781,726
Heritage Insurance Holdings, Inc.*	26,319	690,874
Hippo Holdings, Inc.*	19,368	504,730
Horace Mann Educators Corp.	43,050	1,837,374
Investors Title Co.	1,653	359,263
James River Group Holdings, Inc.	45,028	283,676
Kestrel Group Ltd.(x)	2,555	27,594
Kingstone Cos., Inc.	13,142	191,479
Kingsway Financial Services, Inc.(x)*	24,986	260,604
Lemonade, Inc.*	64,532	4,044,866
MBIA, Inc.(x)*	51,379	303,650
Mercury General Corp.	28,421	2,505,311
NI Holdings, Inc.*	9,304	119,928
Octave Specialty Group, Inc.*	37,419	173,998
Oscar Health, Inc., Class A*	213,291	2,446,448
Palomar Holdings, Inc.*	27,678	3,307,521
ProAssurance Corp.*	53,444	1,321,136

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Root, Inc., Class A*	13,094	$578,362
Safety Insurance Group, Inc.	15,709	1,141,102
Selective Insurance Group, Inc.	63,144	4,760,426
Selectquote, Inc.*	156,584	98,570
SiriusPoint Ltd.*	81,181	1,748,639
Skyward Specialty Insurance Group, Inc.*	40,917	1,787,254
Slide Insurance Holdings, Inc.(x)*	73,631	1,325,358
Stewart Information Services Corp.	31,285	1,926,530
Tiptree, Inc., Class A	24,613	416,452
Trupanion, Inc.*	40,009	1,024,630
United Fire Group, Inc.	21,789	807,500
Universal Insurance Holdings, Inc.	26,385	901,312

		55,341,518

Mortgage Real Estate Investment Trusts (REITs) (0.8%)
ACRES Commercial Realty Corp. (REIT)(x)*	6,552	126,585
Adamas Trust, Inc. (REIT)	91,889	676,303
Angel Oak Mortgage REIT, Inc. (REIT)	12,425	102,133
Apollo Commercial Real Estate Finance, Inc. (REIT)(x)	149,787	1,581,751
Arbor Realty Trust, Inc. (REIT)(x)	203,356	1,567,875
Ares Commercial Real Estate Corp. (REIT)(x)	54,100	259,680
ARMOUR Residential REIT, Inc. (REIT)(x)	118,773	1,981,134
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	166,282	3,184,300
BrightSpire Capital, Inc. (REIT), Class A(x)	140,779	788,362
Chicago Atlantic Real Estate Finance, Inc. (REIT)	21,210	240,097
Chimera Investment Corp. (REIT)	84,318	1,058,191
Claros Mortgage Trust, Inc. (REIT)(x)*	92,471	220,081
Dynex Capital, Inc. (REIT)(x)	207,565	2,648,529
Ellington Financial, Inc. (REIT)	121,921	1,444,764
Franklin BSP Realty Trust, Inc. (REIT)(x)	89,548	760,263
Invesco Mortgage Capital, Inc. (REIT)(x)	78,663	635,597
KKR Real Estate Finance Trust, Inc. (REIT)	62,306	381,313
Ladder Capital Corp. (REIT)	118,325	1,156,035
Lument Finance Trust, Inc. (REIT)(x)	28,800	36,288
MFA Financial, Inc. (REIT)	109,149	1,045,647
Nexpoint Real Estate Finance, Inc. (REIT)(x)	9,478	127,669
Orchid Island Capital, Inc. (REIT)(x)	188,128	1,322,540
PennyMac Mortgage Investment Trust (REIT)(x)	97,645	1,138,541
Ready Capital Corp. (REIT)(x)	156,395	253,360
Redwood Trust, Inc. (REIT)(x)	133,474	748,789
Rithm Property Trust, Inc. (REIT)(x)	6,319	84,611
Seven Hills Realty Trust (REIT)(x)	21,006	172,669
Sunrise Realty Trust, Inc. (REIT)(x)	10,927	83,810
TPG Mortgage Investment Trust, Inc. (REIT)	33,074	241,771
TPG RE Finance Trust, Inc. (REIT)	72,530	566,459
Two Harbors Investment Corp. (REIT)(x)	108,306	1,236,855

		25,872,002

Total Financials		524,955,662

Health Care (16.1%)
Biotechnology (8.5%)
4D Molecular Therapeutics, Inc.*	44,997	418,922
Abeona Therapeutics, Inc.(x)*	50,057	224,255
Absci Corp.(x)*	150,759	452,277
ACADIA Pharmaceuticals, Inc.*	131,468	2,926,478
Actuate Therapeutics, Inc.(x)*	5,711	15,648
ADC Therapeutics SA*	104,376	391,410
ADMA Biologics, Inc.*	242,301	2,183,132
Agios Pharmaceuticals, Inc.*	58,793	1,988,967
Akebia Therapeutics, Inc.(x)*	249,817	347,246
Aktis Oncology, Inc.(x)*	20,635	369,160
Aldeyra Therapeutics, Inc.*	59,566	100,667
Alector, Inc.*	104,277	224,196
Alkermes plc*	169,409	5,990,302
Allogene Therapeutics, Inc.*	175,020	427,049
Altimmune, Inc.(x)*	132,969	409,544
Amicus Therapeutics, Inc.*	311,255	4,500,747
AnaptysBio, Inc.*	19,416	1,076,811
Anavex Life Sciences Corp.(x)*	97,389	298,984
Anika Therapeutics, Inc.*	11,614	168,403
Annexon, Inc.*	136,441	755,883
Apogee Therapeutics, Inc.(x)*	42,603	3,585,894
Arbutus Biopharma Corp.*	162,225	730,012
Arcellx, Inc.*	40,096	4,603,823
Arcturus Therapeutics Holdings, Inc.(x)*	29,355	226,621
Arcus Biosciences, Inc.*	87,605	1,892,268
Arcutis Biotherapeutics, Inc.*	115,012	2,709,683
Ardelyx, Inc.*	250,341	1,499,543
ArriVent Biopharma, Inc.(x)*	34,117	787,079
Arrowhead Pharmaceuticals, Inc.*	141,394	8,865,404
ARS Pharmaceuticals, Inc.(x)*	63,870	512,876
Atrium Therapeutics, Inc.*	12,504	167,178
aTyr Pharma, Inc.(x)*	100,394	78,307
Aura Biosciences, Inc.(x)*	46,294	309,707
Aurinia Pharmaceuticals, Inc.*	126,819	1,879,458
Avita Medical, Inc.(x)*	13,789	51,019
Beam Therapeutics, Inc.(x)*	99,832	2,378,997
Benitec Biopharma, Inc.(x)*	21,271	226,536
Bicara Therapeutics, Inc.*	34,153	679,303
BioCryst Pharmaceuticals, Inc.*	237,026	2,256,488
Biohaven Ltd.*	121,658	1,029,227
Bridgebio Pharma, Inc.*	165,860	12,316,764
Bright Minds Biosciences, Inc.(x)*	7,203	525,603
Candel Therapeutics, Inc.(x)*	45,474	222,823
Capricor Therapeutics, Inc.(x)*	45,491	1,382,926
Cardiff Oncology, Inc.(x)*	74,770	121,127
CareDx, Inc.*	52,342	908,657
Cartesian Therapeutics, Inc.(x)*	11,397	70,092
Catalyst Pharmaceuticals, Inc.*	121,425	3,006,483
Celcuity, Inc.*	36,670	4,185,514
Celldex Therapeutics, Inc.*	68,433	2,170,695
CG oncology, Inc.*	61,769	4,180,526
Cogent Biosciences, Inc.*	150,240	5,782,738
Coherus Oncology, Inc.(x)*	95,963	162,177
Compass Therapeutics, Inc.(x)*	140,660	744,091
Corvus Pharmaceuticals, Inc.(x)*	66,905	978,820
CRISPR Therapeutics AG(x)*	95,632	4,549,214
Cullinan Therapeutics, Inc.*	54,374	772,655
Cytokinetics, Inc.*	125,119	8,246,593
Day One Biopharmaceuticals, Inc.*	83,009	1,779,713
Denali Therapeutics, Inc.*	148,381	2,848,915
Design Therapeutics, Inc.*	28,321	301,335
DiaMedica Therapeutics, Inc.(x)*	36,487	247,017
Dianthus Therapeutics, Inc.*	37,466	3,144,147
Disc Medicine, Inc.(x)*	28,605	1,829,004

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Dyne Therapeutics, Inc.*	139,179	$2,523,315
Editas Medicine, Inc.(x)*	101,390	250,433
Eledon Pharmaceuticals, Inc.(x)*	85,216	262,465
Emergent BioSolutions, Inc.*	56,191	466,385
Enanta Pharmaceuticals, Inc.*	28,985	366,081
Entrada Therapeutics, Inc.*	28,907	364,806
Erasca, Inc.*	198,189	3,206,698
Evommune, Inc.(x)*	10,536	242,223
Fate Therapeutics, Inc.*	122,221	146,665
Fennec Pharmaceuticals, Inc.(x)*	27,008	166,099
Foghorn Therapeutics, Inc.*	36,498	174,460
Geron Corp.*	573,731	854,859
Gossamer Bio, Inc.(x)*	211,999	69,642
GRAIL, Inc.*	36,685	1,895,881
Greenwich Lifesciences, Inc.(x)*	6,644	159,589
Gyre Therapeutics, Inc.(x)*	6,684	46,587
Heron Therapeutics, Inc.(x)*	175,959	140,785
Humacyte, Inc.(x)*	144,365	87,586
Ideaya Biosciences, Inc.*	88,711	2,955,851
ImmunityBio, Inc.(x)*	306,928	2,354,138
Immunome, Inc.*	106,411	2,327,209
Immunovant, Inc.(x)*	84,839	2,107,401
Inhibikase Therapeutics, Inc.(x)*	105,909	177,927
Inhibrx Biosciences, Inc.*	9,631	647,492
Inmune Bio, Inc.(x)*	19,376	21,895
Intellia Therapeutics, Inc.*	112,621	1,443,801
Iovance Biotherapeutics, Inc.(x)*	351,349	1,233,235
Ironwood Pharmaceuticals, Inc., Class A*	162,335	569,796
Jade Biosciences, Inc.(x)	33,715	473,696
Janux Therapeutics, Inc.*	43,103	599,132
KalVista Pharmaceuticals, Inc.(x)*	40,276	810,756
Keros Therapeutics, Inc.*	31,540	348,202
Kodiak Sciences, Inc.*	39,304	1,498,268
Korro Bio, Inc.(x)*	7,329	82,964
Krystal Biotech, Inc.*	25,909	6,692,813
Kura Oncology, Inc.*	85,789	697,465
Kymera Therapeutics, Inc.*	59,927	4,991,320
Larimar Therapeutics, Inc.*	51,019	229,585
Lexeo Therapeutics, Inc.*	67,302	386,313
Madrigal Pharmaceuticals, Inc.*	17,879	9,359,120
MannKind Corp.*	327,207	801,657
MapLight Therapeutics, Inc.(x)*	21,120	429,370
MeiraGTx Holdings plc(x)*	49,619	429,701
MiMedx Group, Inc.*	131,843	520,780
Mineralys Therapeutics, Inc.*	50,479	1,367,476
Mirum Pharmaceuticals, Inc.*	44,229	4,085,875
Monopar Therapeutics, Inc.(x)*	4,878	267,266
Monte Rosa Therapeutics, Inc.*	62,860	1,034,047
Myriad Genetics, Inc.*	98,089	441,400
Neurogene, Inc.(x)*	11,896	239,823
Nkarta, Inc.*	33,518	70,723
Novavax, Inc.(x)*	157,787	1,284,386
Nurix Therapeutics, Inc.*	108,040	1,674,620
Nuvalent, Inc., Class A*	52,345	5,362,745
Nuvectis Pharma, Inc.(x)*	13,916	107,571
Olema Pharmaceuticals, Inc.*	72,539	1,081,556
Organogenesis Holdings, Inc., Class A*	67,974	161,098
ORIC Pharmaceuticals, Inc.*	67,269	852,298
Oruka Therapeutics, Inc.*	40,003	1,962,147
Palvella Therapeutics, Inc.*	8,114	1,011,410
Perspective Therapeutics, Inc.*	59,534	248,257
Praxis Precision Medicines, Inc.*	26,981	8,693,008
Precigen, Inc.*	192,761	745,985
Prime Medicine, Inc.(x)*	105,906	368,553
Protagonist Therapeutics, Inc.*	60,880	6,416,752
Protalix BioTherapeutics, Inc.(x)*	75,469	163,768
Protara Therapeutics, Inc.*	51,733	269,529
Prothena Corp. plc*	45,005	437,449
PTC Therapeutics, Inc.*	82,192	5,599,741
Puma Biotechnology, Inc.*	48,715	311,289
Recursion Pharmaceuticals, Inc., Class A(x)*	475,367	1,459,377
REGENXBIO, Inc.*	49,211	412,388
Relay Therapeutics, Inc.*	149,820	1,490,709
Replimune Group, Inc.(x)*	76,134	582,425
Rezolute, Inc.*	87,517	266,927
Rhythm Pharmaceuticals, Inc.*	55,268	4,806,658
Rigel Pharmaceuticals, Inc.*	18,518	500,727
Rocket Pharmaceuticals, Inc.(x)*	92,367	330,674
Sana Biotechnology, Inc.(x)*	177,384	510,866
Savara, Inc.*	152,758	834,059
Scholar Rock Holding Corp.*	91,075	4,477,247
SELLAS Life Sciences Group, Inc.(x)*	179,124	757,695
Sionna Therapeutics, Inc.(x)*	17,243	691,272
Soleno Therapeutics, Inc.*	52,534	1,758,838
Solid Biosciences, Inc.(x)*	63,930	460,296
Spyre Therapeutics, Inc.*	72,045	3,633,950
Stoke Therapeutics, Inc.*	51,149	1,665,411
Syndax Pharmaceuticals, Inc.*	89,260	2,085,114
Tango Therapeutics, Inc.(x)*	114,233	2,389,754
Taysha Gene Therapies, Inc.*	225,292	1,007,055
Tectonic Therapeutic, Inc.(x)*	10,609	327,924
Tevogen Bio Holdings, Inc.(x)*	493	2,228
TG Therapeutics, Inc.*	151,641	5,037,514
Tonix Pharmaceuticals Holding Corp.(x)*	12,239	168,286
Travere Therapeutics, Inc.*	86,190	2,560,705
TriSalus Life Sciences, Inc.(x)*	30,896	123,584
TuHURA Biosciences, Inc.(x)*	24,933	44,630
Twist Bioscience Corp.*	63,165	3,001,601
Tyra Biosciences, Inc.*	27,685	1,060,335
Upstream Bio, Inc.*	36,047	324,423
UroGen Pharma Ltd.*	43,218	777,060
Vanda Pharmaceuticals, Inc.*	56,468	390,194
Vaxcyte, Inc.(x)*	129,848	7,545,467
Vera Therapeutics, Inc., Class A*	64,542	2,596,525
Veracyte, Inc.*	81,802	2,634,842
Verastem, Inc.*	68,513	363,119
Vericel Corp.*	52,406	1,685,901
Vir Biotechnology, Inc.*	93,958	841,864
Viridian Therapeutics, Inc.*	86,278	1,687,598
Voyager Therapeutics, Inc.*	56,024	216,253
Xencor, Inc.*	76,145	918,309
Xenon Pharmaceuticals, Inc.*	90,324	5,252,341
XOMA Royalty Corp.(x)*	10,449	327,785
Zenas Biopharma, Inc.(x)*	24,411	477,235
Zymeworks, Inc.*	52,136	1,305,485

		285,883,001

Health Care Equipment & Supplies (2.1%)
Accuray, Inc.*	108,458	42,093
Acme United Corp.(x)	3,316	148,922
Alphatec Holdings, Inc.*	122,225	1,329,808
AngioDynamics, Inc.*	41,166	468,057
Anteris Technologies Global Corp.(x)*	80,923	449,123
Artivion, Inc.*	45,357	1,660,973
AtriCure, Inc.*	50,256	1,433,804
Avanos Medical, Inc.(x)*	45,467	636,993
Axogen, Inc.*	50,364	1,668,559
Beta Bionics, Inc.(x)*	41,115	411,972
Bioventus, Inc., Class A(x)*	46,403	423,659

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Butterfly Network, Inc., Class A(x)*	204,804	$827,408
CapsoVision, Inc.(x)*	26,476	193,010
Carlsmed, Inc.(x)*	5,976	54,083
Ceribell, Inc.*	28,560	523,505
Cerus Corp.*	183,142	333,318
ClearPoint Neuro, Inc.(x)*	29,958	272,618
CONMED Corp.	33,224	1,174,801
CVRx, Inc.(x)*	16,021	151,559
Delcath Systems, Inc.(x)*	28,655	265,918
Electromed, Inc.*	7,543	176,582
Embecta Corp.(x)	64,405	569,340
Enovis Corp.*	60,934	1,386,248
Glaukos Corp.*	58,386	6,285,837
Haemonetics Corp.*	49,100	2,767,276
ICU Medical, Inc.*	25,253	3,261,425
Inogen, Inc.*	28,312	174,968
Integer Holdings Corp.(x)*	36,036	3,171,168
Integra LifeSciences Holdings Corp.*	67,521	636,048
iRadimed Corp.	8,470	815,322
IRhythm Holdings, Inc.*	33,301	3,930,184
Kestra Medical Technologies Ltd.(x)*	27,608	550,227
KORU Medical Systems, Inc.*	42,991	185,721
Lantheus Holdings, Inc.*	68,361	5,185,182
LeMaitre Vascular, Inc.	21,856	2,386,019
LENSAR, Inc.(x)*	11,007	65,602
LivaNova plc*	56,936	3,618,852
Lucid Diagnostics, Inc.(x)*	74,272	85,413
Merit Medical Systems, Inc.*	60,964	4,202,249
Myomo, Inc.(x)*	36,214	24,466
Neogen Corp.*	227,157	2,110,289
Neuronetics, Inc.(x)*	41,673	60,426
NeuroPace, Inc.*	27,909	367,003
Novocure Ltd.*	108,757	1,185,451
Omnicell, Inc.*	46,608	1,555,775
OraSure Technologies, Inc.*	81,864	245,592
Orthofix Medical, Inc.*	40,719	467,047
OrthoPediatrics Corp.(x)*	19,749	313,417
Outset Medical, Inc.(x)*	20,259	77,795
PROCEPT BioRobotics Corp.*	55,223	1,381,127
Pro-Dex, Inc.(x)*	2,354	115,628
Pulmonx Corp.*	42,962	55,421
Pulse Biosciences, Inc.(x)*	18,491	399,221
QuidelOrtho Corp.*	69,894	1,148,358
RxSight, Inc.*	35,526	218,840
Sanara Medtech, Inc.*	3,962	68,067
SANUWAVE Health, Inc.(x)*	7,947	137,404
Shoulder Innovations, Inc.(x)*	9,752	141,697
SI-BONE, Inc.*	40,377	509,961
Sight Sciences, Inc.*	48,221	181,793
STAAR Surgical Co.*	35,767	668,843
Stereotaxis, Inc.(x)*	63,157	116,209
Strive, Inc., Class A(x)*	53,868	539,757
Tactile Systems Technology, Inc.*	23,946	625,709
Tandem Diabetes Care, Inc.*	70,095	1,343,721
TransMedics Group, Inc.(x)*	35,114	3,490,683
Treace Medical Concepts, Inc.*	49,706	66,606
UFP Technologies, Inc.(x)*	7,811	1,512,210
Utah Medical Products, Inc.	3,437	213,060
Varex Imaging Corp.*	42,594	451,922

		71,717,344

Health Care Providers & Services (2.8%)
Accendra Health, Inc.*	90,129	205,494
AdaptHealth Corp., Class A*	109,424	1,302,146
Addus HomeCare Corp.*	18,848	1,765,115
agilon health, Inc.*	14,671	116,044
AirSculpt Technologies, Inc.(x)*	14,813	41,921
Alignment Healthcare, Inc.*	203,705	3,589,282
AMN Healthcare Services, Inc.*	40,092	735,287
Ardent Health, Inc.*	23,974	205,217
Astrana Health, Inc.(x)*	42,699	1,046,979
Aveanna Healthcare Holdings, Inc.*	56,892	366,385
BrightSpring Health Services, Inc.(x)*	134,959	5,750,603
Brookdale Senior Living, Inc.*	242,970	3,323,830
Castle Biosciences, Inc.*	30,717	754,102
Clover Health Investments Corp., Class A(x)*	415,770	731,755
Community Health Systems, Inc.(x)*	134,539	395,545
Concentra Group Holdings Parent, Inc.	121,594	2,608,191
CorVel Corp.*	30,182	1,649,446
Cross Country Healthcare, Inc.(x)*	32,726	307,624
DocGo, Inc.(x)*	104,443	65,705
Enhabit, Inc.*	50,804	715,828
Ensign Group, Inc. (The)	58,770	11,842,155
Fulgent Genetics, Inc.*	21,307	338,781
GeneDx Holdings Corp., Class A(x)*	19,866	1,275,795
Guardant Health, Inc.*	129,804	11,989,995
Guardian Pharmacy Services, Inc., Class A*	24,158	909,790
HealthEquity, Inc.*	88,029	7,356,584
Hims & Hers Health, Inc.(x)*	214,401	4,450,965
Innovage Holding Corp.*	17,679	141,786
Joint Corp. (The)(x)*	9,032	79,933
LifeStance Health Group, Inc.*	178,529	1,137,230
Lumexa Imaging Holdings, Inc.(x)*	24,400	209,840
Nano-X Imaging Ltd.(x)*	74,549	169,226
National HealthCare Corp.	13,301	2,124,170
National Research Corp.	11,577	196,577
NeoGenomics, Inc.*	131,481	975,589
Nutex Health, Inc.(x)*	5,284	502,191
Omada Health, Inc.(x)*	34,157	429,354
Oncology Institute, Inc. (The)(x)*	84,465	259,308
OPKO Health, Inc.(x)*	464,221	529,212
Option Care Health, Inc.*	166,798	4,490,202
PACS Group, Inc.*	45,961	1,476,267
Pediatrix Medical Group, Inc.*	89,151	1,906,940
Pennant Group, Inc. (The)*	35,407	1,079,205
Privia Health Group, Inc.*	121,195	2,492,981
Progyny, Inc.*	77,647	1,318,446
RadNet, Inc.*	71,372	3,988,981
SBC Medical Group Holdings, Inc.(x)*	15,546	64,982
Select Medical Holdings Corp.	111,888	1,822,656
Sonida Senior Living, Inc.*	6,470	208,658
Strata Critical Medical, Inc.(x)*	69,831	291,894
Surgery Partners, Inc.(x)*	82,797	986,940
Talkspace, Inc.*	147,478	763,199
US Physical Therapy, Inc.	15,856	1,188,566
Viemed Healthcare, Inc.*	33,302	306,711

		92,981,608

Health Care Technology (0.2%)
Claritev Corp.(x)*	8,809	143,939
Definitive Healthcare Corp., Class A*	43,349	53,319
Evolent Health, Inc., Class A*	108,080	246,422
Health Catalyst, Inc.(x)*	79,397	100,834
HealthStream, Inc.	25,693	532,102
HeartFlow, Inc.(x)*	20,032	487,379
LifeMD, Inc.(x)*	43,866	158,356
OptimizeRx Corp.*	17,604	110,553
Phreesia, Inc.*	61,339	514,021

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Schrodinger, Inc.*	59,140	$671,831
Simulations Plus, Inc.(x)*	19,013	224,734
Teladoc Health, Inc.(x)*	185,406	1,010,463
TruBridge, Inc.(x)*	11,435	167,408
Waystar Holding Corp.*	115,075	2,774,458

		7,195,819

Life Sciences Tools & Services (0.3%)
10X Genomics, Inc., Class A*	118,326	2,512,061
Adaptive Biotechnologies Corp.*	156,096	2,166,612
Alpha Teknova, Inc.(x)*	12,121	35,030
Azenta, Inc.*	42,159	890,820
BioLife Solutions, Inc.*	44,335	845,912
Codexis, Inc.(x)*	92,542	150,843
CryoPort, Inc.*	48,646	402,789
Cytek Biosciences, Inc.(x)*	123,202	538,393
Fortrea Holdings, Inc.*	98,705	929,801
Ginkgo Bioworks Holdings, Inc., Class A(x)*	44,615	273,490
Lifecore Biomedical, Inc.(x)*	32,407	120,554
Maravai LifeSciences Holdings, Inc., Class A(x)*	118,733	336,014
MaxCyte, Inc.*	125,926	88,463
Mesa Laboratories, Inc.	5,256	464,736
OmniAb, Inc.(x)*	107,275	168,422
Pacific Biosciences of California, Inc.(x)*	284,898	376,065
Personalis, Inc.(x)*	48,870	311,302
Quanterix Corp.*	49,817	175,356
Quantum-Si, Inc.(x)*	163,026	126,182
Standard BioTools, Inc.*	279,380	256,834

		11,169,679

Pharmaceuticals (2.2%)
Aardvark Therapeutics, Inc.(x)*	13,057	49,225
Aclaris Therapeutics, Inc.*	97,881	367,054
Alumis, Inc.*	71,541	1,576,048
Amneal Pharmaceuticals, Inc.*	156,595	1,946,476
Amphastar Pharmaceuticals, Inc.*	39,132	766,596
Amylyx Pharmaceuticals, Inc.*	95,730	1,330,647
ANI Pharmaceuticals, Inc.*	19,643	1,510,547
Aquestive Therapeutics, Inc.(x)*	112,126	465,323
Arvinas, Inc.*	58,033	615,150
Atea Pharmaceuticals, Inc.*	70,280	378,106
Axsome Therapeutics, Inc.*	43,304	7,319,242
BioAge Labs, Inc.*	31,303	547,489
Biote Corp., Class A(x)*	31,330	42,296
Collegium Pharmaceutical, Inc.*	32,268	1,067,103
CorMedix, Inc.(x)*	80,349	545,570
Crinetics Pharmaceuticals, Inc.*	102,049	3,706,420
Definium Therapeutics, Inc.*	101,154	1,911,811
Edgewise Therapeutics, Inc.*	70,549	2,222,293
Enliven Therapeutics, Inc.(x)*	40,389	1,583,249
Esperion Therapeutics, Inc.*	251,394	688,820
Eton Pharmaceuticals, Inc.(x)*	26,528	654,711
Evolus, Inc.(x)*	53,847	221,311
EyePoint, Inc.*	81,436	1,049,710
Fulcrum Therapeutics, Inc.*	61,286	470,064
Harmony Biosciences Holdings, Inc.*	46,945	1,314,929
Harrow, Inc.(x)*	33,622	1,185,512
Indivior Pharmaceuticals, Inc.*	126,584	3,858,280
Innoviva, Inc.*	77,515	1,806,100
Journey Medical Corp.(x)*	20,815	97,622
LB Pharmaceuticals, Inc.(x)*	20,099	495,641
LENZ Therapeutics, Inc.(x)*	18,480	169,092
Ligand Pharmaceuticals, Inc.*	20,296	4,052,096
Liquidia Corp.*	68,470	2,584,058
Maze Therapeutics, Inc.(x)*	27,585	823,412
MBX Biosciences, Inc.(x)*	30,573	912,604
MediWound Ltd.(x)*	9,255	149,098
Nuvation Bio, Inc.*	247,063	1,059,900
Ocular Therapeutix, Inc.*	194,007	1,643,239
Omeros Corp.(x)*	73,289	773,932
Pacira BioSciences, Inc.*	42,504	960,590
Phathom Pharmaceuticals, Inc.*	48,736	541,457
Phibro Animal Health Corp., Class A	20,971	1,159,906
Prestige Consumer Healthcare, Inc.*	50,028	2,965,160
Rapport Therapeutics, Inc.(x)*	30,505	954,501
Septerna, Inc.(x)*	22,212	533,754
SIGA Technologies, Inc.	48,917	261,706
Supernus Pharmaceuticals, Inc.*	58,328	3,014,974
Tarsus Pharmaceuticals, Inc.*	41,405	2,904,561
Terns Pharmaceuticals, Inc.*	100,101	5,277,325
Theravance Biopharma, Inc.*	39,486	640,858
Third Harmonic Bio, Inc.(r)*	30,213	—
Trevi Therapeutics, Inc.*	99,452	1,186,462
Tvardi Therapeutics, Inc.(x)*	5,650	17,967
WaVe Life Sciences Ltd.*	145,632	1,055,832
Xeris Biopharma Holdings, Inc.*	165,852	961,942
Zevra Therapeutics, Inc.*	57,550	536,366

		74,934,137

Total Health Care		543,881,588

Industrials (16.5%)
Aerospace & Defense (1.9%)
AAR Corp.*	41,031	4,491,253
AeroVironment, Inc.*	39,542	7,238,163
AerSale Corp.*	36,648	227,951
AIRO Group Holdings, Inc.(x)*	20,313	154,480
Archer Aviation, Inc., Class A(x)*	635,879	3,287,494
Astronics Corp.*	32,713	2,182,939
Beta Technologies, Inc., Class A(x)*	33,707	495,493
Byrna Technologies, Inc.(x)*	20,595	189,062
Cadre Holdings, Inc.	29,491	904,784
Ducommun, Inc.*	14,560	1,776,320
Eve Holding, Inc.(x)*	101,866	252,628
Firefly Aerospace, Inc.(x)*	25,060	713,458
Intuitive Machines, Inc.(x)*	115,651	2,146,483
Kratos Defense & Security Solutions, Inc.*	189,161	13,337,742
Mercury Systems, Inc.(x)*	57,129	4,165,275
Moog, Inc., Class A	29,448	8,617,663
National Presto Industries, Inc.	5,357	734,230
Park Aerospace Corp.	19,194	525,532
Red Cat Holdings, Inc.(x)*	109,926	1,438,931
Redwire Corp.(x)*	110,235	936,998
Satellogic, Inc., Class A(x)*	79,266	431,207
V2X, Inc.*	27,660	1,894,710
Voyager Technologies, Inc., Class A(x)*	49,675	1,161,898
VSE Corp.	28,163	5,193,257
York Space Systems, Inc.*	17,576	389,660

		62,887,611

Air Freight & Logistics (0.1%)
Forward Air Corp.*	23,990	400,873
Hub Group, Inc., Class A	62,256	2,243,706
Radiant Logistics, Inc.*	41,187	290,368

		2,934,947

Building Products (1.4%)
American Woodmark Corp.*	15,015	598,047
Apogee Enterprises, Inc.	21,454	719,567
AZZ, Inc.	31,082	3,889,291
CSW Industrials, Inc.	16,735	4,360,806
Gibraltar Industries, Inc.*	30,627	1,221,099
Griffon Corp.	39,993	2,906,691

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Insteel Industries, Inc.	18,694	$628,305
Janus International Group, Inc.*	143,928	741,229
JELD-WEN Holding, Inc.*	98,180	121,743
Masterbrand, Inc.(x)*	136,635	1,135,437
Modine Manufacturing Co.*	54,817	11,879,392
Quanex Building Products Corp.	47,101	846,405
Resideo Technologies, Inc.*	135,043	4,552,300
Tecnoglass, Inc.(x)	27,726	1,235,193
UFP Industries, Inc.	60,746	5,595,922
Zurn Elkay Water Solutions Corp.	157,011	7,040,373

		47,471,800

Commercial Services & Supplies (1.2%)
ABM Industries, Inc.	62,543	2,409,156
ACCO Brands Corp.	93,112	279,336
ACV Auctions, Inc., Class A*	181,098	767,856
BrightView Holdings, Inc.*	73,917	871,481
Brink’s Co. (The)	43,553	4,513,397
Casella Waste Systems, Inc., Class A*	65,625	5,206,688
Cimpress plc*	17,802	1,299,546
CompX International, Inc.	1,414	33,031
CoreCivic, Inc.*	107,969	2,041,694
Deluxe Corp.	45,943	1,265,270
Ennis, Inc.	25,289	541,690
Enviri Corp.*	79,467	1,559,143
GEO Group, Inc. (The)*	139,290	2,341,465
Healthcare Services Group, Inc.*	73,143	1,356,803
HNI Corp.	73,191	2,443,847
Interface, Inc., Class A	60,475	1,507,037
Liquidity Services, Inc.*	24,993	764,036
MillerKnoll, Inc.	71,224	1,029,899
Mobile Infrastructure Corp., Class A(x)*	11,874	26,598
Montrose Environmental Group, Inc.*	33,592	735,329
NL Industries, Inc.	8,051	46,937
OPENLANE, Inc.*	109,990	3,206,209
Perma-Fix Environmental Services, Inc.(x)*	20,585	220,054
Pitney Bowes, Inc.	161,369	1,783,127
Quad/Graphics, Inc.	34,881	230,563
UniFirst Corp.	15,340	3,859,391
Vestis Corp.*	95,525	750,827
Virco Mfg. Corp.(x)	12,536	76,720

		41,167,130

Construction & Engineering (2.6%)
Ameresco, Inc., Class A*	33,333	849,991
Arcosa, Inc.	50,826	5,394,672
Argan, Inc.	14,057	7,656,145
Bowman Consulting Group Ltd., Class A*	15,930	453,049
Cardinal Infrastructure Group, Inc., Class A*	7,627	302,449
Centuri Holdings, Inc.*	91,948	2,685,801
Concrete Pumping Holdings, Inc.*	20,287	144,849
Construction Partners, Inc., Class A*	49,933	5,548,555
Dycom Industries, Inc.*	30,535	10,345,869
Fluor Corp.*	168,459	7,858,612
Granite Construction, Inc.(x)	45,914	5,504,170
Great Lakes Dredge & Dock Corp.*	68,170	1,158,890
IES Holdings, Inc.(x)*	9,463	4,508,836
Legence Corp., Class A(x)*	39,304	2,219,104
Limbach Holdings, Inc.(x)*	10,932	853,243
Matrix Service Co.*	26,031	298,836
MYR Group, Inc.*	16,186	4,569,632
NWPX Infrastructure, Inc.*	9,642	750,726
Orion Group Holdings, Inc.*	38,856	423,530
Primoris Services Corp.	56,635	8,101,070
Southland Holdings, Inc.(x)*	7,787	10,123
Sterling Infrastructure, Inc.*	31,225	12,717,006
Tutor Perini Corp.	46,620	3,598,598

		85,953,756

Electrical Equipment (2.7%)
Allient, Inc.	14,912	881,150
American Superconductor Corp.*	48,687	1,648,055
Amprius Technologies, Inc.*	118,794	2,002,867
Array Technologies, Inc.(x)*	162,030	1,171,477
Atkore, Inc.	35,141	2,070,156
Bloom Energy Corp., Class A*	228,641	30,978,569
EnerSys	38,509	6,689,784
Enovix Corp.(x)*	199,691	1,034,399
Eos Energy Enterprises, Inc.(x)*	322,490	1,599,550
Fluence Energy, Inc., Class A*	74,640	1,027,046
Hyliion Holdings Corp.(x)*	129,620	228,131
KULR Technology Group, Inc.(x)*	37,985	90,024
LSI Industries, Inc.	29,136	541,930
NANO Nuclear Energy, Inc.(x)*	43,191	884,552
Net Power, Inc.(x)*	38,666	60,319
Nextpower, Inc., Class A*	152,643	18,401,114
NuScale Power Corp., Class A(x)*	165,872	1,798,053
Plug Power, Inc.(x)*	1,381,281	3,121,695
Powell Industries, Inc.(x)	9,993	5,407,012
Power Solutions International, Inc.*	9,208	560,583
Preformed Line Products Co.	2,797	757,288
Shoals Technologies Group, Inc., Class A*	178,769	1,176,300
SKYX Platforms Corp.(x)*	96,633	108,229
SunPower, Inc.(x)*	63,707	80,908
Sunrun, Inc.*	236,858	3,211,795
T1 Energy, Inc.*	212,046	930,882
Thermon Group Holdings, Inc.*	33,888	1,707,955
Vicor Corp.*	24,054	3,872,694

		92,042,517

Ground Transportation (0.3%)
ArcBest Corp.	23,392	2,300,837
Covenant Logistics Group, Inc., Class A	16,045	435,622
FTAI Infrastructure, Inc.(x)	111,925	552,910
Heartland Express, Inc.	47,355	492,492
Hertz Global Holdings, Inc.(x)*	129,017	594,768
Marten Transport Ltd.	60,422	793,341
PAMT Corp.*	6,775	57,249
Proficient Auto Logistics, Inc.(x)*	27,798	188,470
RXO, Inc.*	169,596	2,479,494
Universal Logistics Holdings, Inc.(x)	7,967	168,422
Werner Enterprises, Inc.	60,020	1,765,188

		9,828,793

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A(x)	24,840	785,938

Machinery (3.5%)
3D Systems Corp.*	148,766	279,680
Aebi Schmidt Holding AG	40,875	396,896
AirJoule Technologies Corp.(x)*	39,552	99,276
Alamo Group, Inc.	10,764	1,775,737
Albany International Corp., Class A	29,904	1,561,288
Alliance Laundry Holdings, Inc.(x)*	45,512	943,919
Astec Industries, Inc.	24,392	1,313,265
Atmus Filtration Technologies, Inc.	86,319	4,900,330
Blue Bird Corp.*	32,672	1,855,443
CECO Environmental Corp.*	30,834	1,837,090
Chart Industries, Inc.*	47,299	9,779,068
Columbus McKinnon Corp.	29,331	426,179

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Douglas Dynamics, Inc.	24,387	$1,026,449
Eastern Co. (The)(x)	6,815	137,936
Energy Recovery, Inc.*	53,708	540,840
Enerpac Tool Group Corp., Class A	55,197	2,013,035
Enpro, Inc.	22,112	5,542,373
ESCO Technologies, Inc.	27,195	7,651,857
Federal Signal Corp.	62,860	6,797,680
Franklin Electric Co., Inc.	40,563	3,738,692
Gencor Industries, Inc.*	12,254	183,810
Gorman-Rupp Co. (The)	21,750	1,351,327
Graham Corp.*	10,890	859,439
Greenbrier Cos., Inc. (The)	31,356	1,650,893
Helios Technologies, Inc.	34,700	2,245,437
Hillman Solutions Corp.*	205,828	1,712,489
Hyster-Yale, Inc.	12,365	401,986
JBT Marel Corp.	54,628	6,985,282
Kadant, Inc.	12,347	3,609,645
Kennametal, Inc.	79,771	2,882,126
L B Foster Co., Class A*	12,107	337,785
Lindsay Corp.	10,936	1,302,150
Luxfer Holdings plc	30,251	368,457
Manitowoc Co., Inc. (The)*	34,982	407,540
Mayville Engineering Co., Inc.*	13,288	238,520
Microvast Holdings, Inc.(x)*	208,712	313,068
Miller Industries, Inc.	11,252	512,529
Mueller Water Products, Inc., Class A	163,275	4,488,430
Omega Flex, Inc.	3,834	119,007
Palladyne AI Corp.(x)*	29,571	179,496
Park-Ohio Holdings Corp.	10,361	249,078
Proto Labs, Inc.*	25,339	1,444,830
Richtech Robotics, Inc., Class B(x)*	163,720	342,175
SPX Technologies, Inc.*	50,469	10,090,772
Standex International Corp.	12,611	3,214,039
Tennant Co.	18,792	1,247,789
Terex Corp.	117,360	6,935,976
Titan International, Inc.(x)*	49,749	343,766
Trinity Industries, Inc.	84,219	2,710,167
Wabash National Corp.	40,997	353,394
Watts Water Technologies, Inc., Class A	28,813	8,364,126
Worthington Enterprises, Inc.	32,706	1,705,291

		119,767,852

Marine Transportation (0.2%)
Costamare Bulkers Holdings Ltd.*	10,130	156,711
Costamare, Inc.	46,564	786,931
Genco Shipping & Trading Ltd.	34,112	769,226
Himalaya Shipping Ltd.(x)	29,090	386,897
Matson, Inc.	32,252	5,287,393
Pangaea Logistics Solutions Ltd.	29,873	211,501
Safe Bulkers, Inc.	54,573	345,447

		7,944,106

Passenger Airlines (0.4%)
Allegiant Travel Co.*	14,989	1,214,709
Frontier Group Holdings, Inc.(x)*	59,089	208,584
JetBlue Airways Corp.*	305,784	1,351,565
Joby Aviation, Inc.(x)*	611,875	5,054,087
SkyWest, Inc.*	42,395	3,893,133
Sun Country Airlines Holdings, Inc.*	55,109	910,401

		12,632,479

Professional Services (1.3%)
Alight, Inc., Class A	482,014	280,870
Asure Software, Inc.(x)*	27,318	234,935
Barrett Business Services, Inc.	25,541	745,286
BlackSky Technology, Inc., Class A(x)*	32,344	813,775
CBIZ, Inc.*	50,948	1,367,954
Conduent, Inc.*	161,889	207,218
CRA International, Inc.	6,543	1,059,181
CSG Systems International, Inc.	29,308	2,342,881
Exponent, Inc.	51,944	3,389,346
Falcon’s Beyond Global, Inc., Class A(x)*	14,490	204,309
First Advantage Corp.(x)*	83,559	982,654
Forrester Research, Inc.*	13,950	78,957
Franklin Covey Co.(x)*	12,569	198,464
HireQuest, Inc.(x)	5,706	56,946
Huron Consulting Group, Inc.*	17,827	2,272,764
IBEX Holdings Ltd.*	9,610	257,740
ICF International, Inc.	18,894	1,233,589
Innodata, Inc.(x)*	31,795	1,227,923
Insperity, Inc.(x)	38,754	1,047,908
Kelly Services, Inc., Class A	32,655	288,997
Kforce, Inc.	19,124	559,186
Korn Ferry	54,826	3,451,297
Legalzoom.com, Inc.*	125,893	713,813
Maximus, Inc.	57,116	3,661,136
Mistras Group, Inc.*	13,892	205,324
Planet Labs PBC*	283,231	7,916,306
Public Policy Holding Co., Inc.	4,621	60,443
RCM Technologies, Inc.*	5,031	96,293
Resolute Holdings Management, Inc.(x)*	4,618	749,501
Resources Connection, Inc.(x)	39,412	147,007
Skillsoft Corp.(x)*	4,494	19,279
Spire Global, Inc.(x)*	32,018	402,786
TIC Solutions, Inc.(x)*	214,789	1,413,312
TriNet Group, Inc.	30,604	1,114,904
TrueBlue, Inc.*	34,069	133,210
TTEC Holdings, Inc.(x)*	22,848	57,120
Upwork, Inc.(x)*	128,031	1,403,220
Verra Mobility Corp., Class A*	167,369	2,391,703
Willdan Group, Inc.*	14,686	1,124,360

		43,911,897

Trading Companies & Distributors (0.9%)
Alta Equipment Group, Inc.	25,128	134,937
BlueLinx Holdings, Inc.*	8,239	446,389
Boise Cascade Co.	38,824	2,944,800
Custom Truck One Source, Inc.*	59,285	389,502
Distribution Solutions Group, Inc.(x)*	9,764	256,207
DNOW, Inc.*	194,122	2,311,993
DXP Enterprises, Inc.*	13,516	1,888,591
EVI Industries, Inc.(x)	6,220	128,008
GATX Corp.	37,578	6,416,068
Global Industrial Co.	14,351	452,343
Herc Holdings, Inc.	34,156	3,400,230
Hudson Technologies, Inc.*	39,907	234,653
Karat Packaging, Inc.	7,805	217,916
McGrath RentCorp	25,738	2,838,387
NPK International, Inc.*	83,889	1,215,552
Rush Enterprises, Inc., Class A	63,497	4,197,787
Rush Enterprises, Inc., Class B	9,278	597,039
Titan Machinery, Inc.(x)*	24,122	403,320
Transcat, Inc.(x)*	9,482	696,453
Willis Lease Finance Corp.	2,874	489,327
Xometry, Inc., Class A(x)*	45,473	1,857,117

		31,516,619

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.(x)*	23,908	230,234

Total Industrials		559,075,679

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (12.8%)
Communications Equipment (1.1%)
ADTRAN Holdings, Inc.*	76,063	$956,873
Applied Optoelectronics, Inc.*	69,112	5,846,184
Aviat Networks, Inc.*	13,391	302,770
BK Technologies Corp.*	3,039	226,801
Calix, Inc.*	62,928	3,082,843
Clearfield, Inc.*	12,177	322,325
Digi International, Inc.*	39,091	1,884,186
Extreme Networks, Inc.*	138,465	2,088,052
Harmonic, Inc.*	118,961	1,068,270
Inseego Corp.(x)*	13,543	150,598
NETGEAR, Inc.*	27,641	603,679
NetScout Systems, Inc.*	73,977	2,351,729
Ribbon Communications, Inc.*	110,603	234,478
Viasat, Inc.*	129,232	5,918,826
Viavi Solutions, Inc.*	241,646	8,041,979
Vistance Networks, Inc.*	228,235	4,153,877

		37,233,470

Electronic Equipment, Instruments & Components (3.4%)
908 Devices, Inc.(x)*	30,619	187,388
Advanced Energy Industries, Inc.	39,479	12,740,268
Aeva Technologies, Inc.(x)*	40,318	530,585
Arlo Technologies, Inc.*	107,273	1,526,495
Badger Meter, Inc.	30,988	4,721,022
Bel Fuse, Inc., Class A	1,692	304,899
Bel Fuse, Inc., Class B(x)	10,892	2,156,398
Belden, Inc.	40,912	4,697,925
Benchmark Electronics, Inc.	36,892	2,068,165
Climb Global Solutions, Inc.	18,156	359,852
CTS Corp.	29,450	1,406,532
Daktronics, Inc.*	40,883	799,263
ePlus, Inc.	27,758	2,088,789
Evolv Technologies Holdings, Inc.*	164,122	992,938
Fabrinet*	37,798	19,712,413
Frequency Electronics, Inc.(x)*	7,289	322,611
Insight Enterprises, Inc.*	30,707	2,057,676
Itron, Inc.*	47,482	4,255,812
Kimball Electronics, Inc.*	24,517	580,808
Knowles Corp.*	88,526	2,273,348
Methode Electronics, Inc.	38,671	213,464
MicroVision, Inc.(x)*	282,073	180,865
Mirion Technologies, Inc., Class A*	250,550	4,657,724
M-Tron Industries, Inc.*	2,706	180,896
Napco Security Technologies, Inc.	35,836	1,411,580
Neonode, Inc.*	11,915	16,681
nLight, Inc.*	50,144	2,859,211
Novanta, Inc.*	37,712	4,454,164
OSI Systems, Inc.(x)*	16,470	4,372,950
Ouster, Inc.*	59,658	1,095,917
PC Connection, Inc.	12,241	715,609
Plexus Corp.*	27,838	5,638,309
Powerfleet, Inc.(x)*	133,006	409,658
Richardson Electronics Ltd.(x)	13,267	145,274
Rogers Corp.*	18,781	2,015,765
Sanmina Corp.*	55,819	7,236,375
ScanSource, Inc.*	23,854	865,900
TTM Technologies, Inc.*	107,122	10,435,825
Vishay Intertechnology, Inc.	126,719	2,280,942
Vishay Precision Group, Inc.*	12,604	547,266
Vuzix Corp.(x)*	73,036	168,713

		113,686,275

IT Services (0.7%)
Applied Digital Corp.(x)*	248,680	5,903,663
ASGN, Inc.*	43,611	1,688,182
Backblaze, Inc., Class A*	61,757	213,062
BigBear.ai Holdings, Inc.(x)*	452,969	1,594,451
Commerce.com, Inc.*	78,889	210,634
Crexendo, Inc.*	15,788	97,412
CSP, Inc.(x)	7,081	61,251
DigitalOcean Holdings, Inc.(x)*	79,649	6,832,291
Fastly, Inc., Class A*	148,143	4,305,035
Grid Dynamics Holdings, Inc.*	71,004	404,723
Hackett Group, Inc. (The)	26,563	345,585
Information Services Group, Inc.	38,737	148,750
Rackspace Technology, Inc.(x)*	108,296	106,108
TSS, Inc.(x)*	21,199	275,799
Tucows, Inc., Class A(x)*	8,402	144,178
Unisys Corp.*	77,716	160,872
VTEX, Class A(x)*	50,238	200,952
Whitefiber, Inc.(x)*	11,504	137,013

		22,829,961

Semiconductors & Semiconductor Equipment (3.1%)
ACM Research, Inc., Class A*	53,361	2,099,755
Aehr Test Systems(x)*	30,453	1,129,197
Aeluma, Inc.(x)*	14,757	193,169
Alpha & Omega Semiconductor Ltd.*	25,664	568,714
Ambarella, Inc.*	42,792	2,202,718
Ambiq Micro, Inc.(x)*	18,562	471,660
Atomera, Inc.(x)*	33,223	126,580
Axcelis Technologies, Inc.(x)*	32,529	3,027,799
Blaize Holdings, Inc.(x)*	78,464	142,805
CEVA, Inc.*	27,454	512,841
Cohu, Inc.*	47,692	1,460,329
Credo Technology Group Holding Ltd.*	168,820	15,847,133
Diodes, Inc.*	48,087	3,282,419
FormFactor, Inc.*	81,481	7,902,842
Ichor Holdings Ltd.*	35,329	1,646,685
Impinj, Inc.(x)*	29,071	2,985,592
indie Semiconductor, Inc., Class A(x)*	208,533	671,476
Kopin Corp.(x)*	166,254	374,072
Kulicke & Soffa Industries, Inc.	53,307	3,503,336
MaxLinear, Inc., Class A*	83,796	1,457,212
Navitas Semiconductor Corp., Class A(x)*	212,248	1,861,415
NVE Corp.	5,546	363,263
PDF Solutions, Inc.(x)*	33,794	1,105,402
Penguin Solutions, Inc.*	55,915	984,104
Photronics, Inc.*	59,724	2,413,447
Power Integrations, Inc.	57,647	2,951,526
Rambus, Inc.*	112,774	9,701,947
Rigetti Computing, Inc.*	341,432	4,793,705
Semtech Corp.*	97,354	7,485,549
Silicon Laboratories, Inc.*	34,086	7,095,001
SiTime Corp.*	23,530	8,126,086
SkyWater Technology, Inc.*	37,042	1,015,321
Synaptics, Inc.*	40,605	2,843,974
Ultra Clean Holdings, Inc.*	46,736	2,906,045
Veeco Instruments, Inc.*	62,038	2,100,607

		105,353,726

Software (4.0%)
8x8, Inc.*	155,861	258,729
A10 Networks, Inc.	75,050	1,735,156
ACI Worldwide, Inc.*	108,973	4,468,983
Adeia, Inc.	113,893	2,736,849
Agilysys, Inc.*	27,017	1,921,989
Airship AI Holdings, Inc.(x)*	23,179	52,385
Alarm.com Holdings, Inc.*	49,901	2,155,224
Alkami Technology, Inc.(x)*	70,660	1,107,242
Amplitude, Inc., Class A*	101,527	692,414
Appian Corp., Class A*	42,615	1,027,448

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Arteris, Inc.*	32,653	$536,815
Asana, Inc., Class A*	93,689	599,610
AudioEye, Inc.*	8,655	55,132
AvePoint, Inc.*	158,372	1,506,118
Bit Digital, Inc.(x)*	322,826	422,902
Bitdeer Technologies Group, Class A(x)*	127,487	1,102,763
Blackbaud, Inc.*	39,259	1,515,790
BlackLine, Inc.(x)*	51,708	1,913,196
Blend Labs, Inc., Class A*	208,855	355,054
Box, Inc., Class A*	146,866	3,471,912
Braze, Inc., Class A*	92,206	2,176,984
C3.ai, Inc., Class A(x)*	137,279	1,155,889
Cerence, Inc.*	45,294	285,805
Chaince Digital Holdings, Inc.(x)*	34,426	137,015
Cipher Digital, Inc.(x)*	339,501	4,369,378
Cleanspark, Inc.(x)*	264,679	2,252,418
Clear Secure, Inc., Class A	92,293	4,467,904
Clearwater Analytics Holdings, Inc., Class A*	291,608	6,896,529
Commvault Systems, Inc.*	46,217	3,599,842
Consensus Cloud Solutions, Inc.*	19,884	472,046
Core Scientific, Inc.*	303,840	4,545,446
CS Disco, Inc.*	25,565	97,658
Daily Journal Corp.(x)*	1,341	646,818
Digimarc Corp.(x)*	17,623	86,529
Digital Turbine, Inc.(x)*	119,231	343,385
Domo, Inc., Class B*	35,749	109,392
D-Wave Quantum, Inc.(x)*	382,132	5,514,165
eGain Corp.*	18,759	148,009
EverCommerce, Inc.(x)*	14,243	162,798
Expensify, Inc., Class A*	66,695	58,018
Five9, Inc.*	83,246	1,262,842
Freshworks, Inc., Class A*	217,666	1,747,858
Hut 8 Corp.(x)*	102,443	4,805,601
I3 Verticals, Inc., Class A(x)*	23,602	527,741
Intapp, Inc.*	59,325	1,524,059
InterDigital, Inc.(x)	27,090	8,181,180
Kaltura, Inc.*	100,996	123,215
Life360, Inc.(x)*	22,123	903,061
LiveRamp Holdings, Inc.*	65,531	1,737,882
MARA Holdings, Inc.(x)*	395,126	3,224,228
Mitek Systems, Inc.*	46,372	626,022
N-able, Inc.*	74,664	348,681
NCR Voyix Corp.*	144,356	913,773
NextNav, Inc.*	98,869	1,583,881
ON24, Inc.(x)*	40,927	331,509
OneSpan, Inc.	37,114	390,810
Ooma, Inc.*	24,501	356,490
Pagaya Technologies Ltd., Class A(x)*	62,834	732,016
PagerDuty, Inc.*	95,094	590,534
PAR Technology Corp.(x)*	43,110	574,656
Porch Group, Inc.*	91,088	653,101
Progress Software Corp.*	43,633	1,119,186
Q2 Holdings, Inc.*	64,959	3,072,561
Qualys, Inc.*	37,648	3,307,377
Rapid7, Inc.*	71,015	391,293
Red Violet, Inc.*	11,928	412,709
ReposiTrak, Inc.(x)	13,518	102,737
Rezolve AI plc(x)*	229,691	588,009
Rimini Street, Inc.*	48,876	160,313
Riot Platforms, Inc.(x)*	364,880	4,509,917
SEMrush Holdings, Inc., Class A*	48,257	576,189
Silvaco Group, Inc.*	7,055	49,949
SoundHound AI, Inc., Class A(x)*	404,383	2,778,111
SoundThinking, Inc.(x)*	11,012	72,899
Sprinklr, Inc., Class A*	121,437	728,622
Sprout Social, Inc., Class A*	54,544	310,901
SPS Commerce, Inc.*	39,746	2,212,660
Telos Corp.*	57,215	239,731
Tenable Holdings, Inc.*	123,575	2,090,271
Terawulf, Inc.(x)*	324,034	4,675,811
Varonis Systems, Inc.*	121,385	2,606,136
Vertex, Inc., Class A*	71,453	849,576
Via Transportation, Inc., Class A*	10,779	161,685
Viant Technology, Inc., Class A*	17,881	200,267
Weave Communications, Inc.*	67,882	313,615
WM Technology, Inc.*	91,551	60,277
Workiva, Inc., Class A*	53,048	3,163,252
Xperi, Inc.*	51,861	290,422
Yext, Inc.*	112,931	433,655
Zeta Global Holdings Corp., Class A(x)*	219,821	3,499,550

		135,278,560

Technology Hardware, Storage & Peripherals (0.5%)
Corsair Gaming, Inc.*	43,701	242,541
CPI Card Group, Inc.*	7,269	105,473
Diebold Nixdorf, Inc.*	25,461	1,920,778
Eastman Kodak Co.*	64,282	581,752
GPGI, Inc., Class A(x)	185,504	3,172,118
Immersion Corp.(x)	27,754	151,537
IonQ, Inc.(x)*	360,766	10,400,884
Quantum Computing, Inc.(x)*	209,424	1,434,554
Turtle Beach Corp.(x)*	17,406	176,497
Xerox Holdings Corp.(x)	134,901	174,022

		18,360,156

Total Information Technology		432,742,148

Materials (4.5%)
Chemicals (1.5%)
AdvanSix, Inc.	26,695	651,358
American Vanguard Corp.*	30,429	75,768
Arq, Inc.(x)*	33,798	86,523
Ascent Industries Co.*	7,675	102,154
ASP Isotopes, Inc.(x)*	117,324	518,572
Aspen Aerogels, Inc.*	77,003	263,350
Avient Corp.	95,915	3,481,714
Balchem Corp.	34,305	5,814,011
Cabot Corp.	54,663	4,116,671
Chemours Co. (The)	157,407	3,467,676
Core Molding Technologies, Inc.*	10,261	229,846
Ecovyst, Inc.*	117,939	1,516,696
Flotek Industries, Inc.(x)*	16,568	281,159
Hawkins, Inc.	20,461	3,142,810
HB Fuller Co.	57,110	3,522,545
Ingevity Corp.*	37,530	2,673,262
Innospec, Inc.	25,637	1,872,014
Intrepid Potash, Inc.*	11,100	474,747
Koppers Holdings, Inc.	19,206	742,888
Kronos Worldwide, Inc.(x)	24,017	157,792
LSB Industries, Inc.*	56,545	842,521
Mativ Holdings, Inc.	57,387	499,267
Minerals Technologies, Inc.	32,875	2,331,495
Orion SA	52,596	341,874
Perimeter Solutions, Inc.*	145,525	3,553,720
PureCycle Technologies, Inc.(x)*	138,515	718,893
Quaker Chemical Corp.	14,315	1,778,352
Rayonier Advanced Materials, Inc.*	67,241	744,358
Sensient Technologies Corp.	44,213	3,821,772
Solesence, Inc.*	19,397	18,400
Stepan Co.	22,847	1,141,893
Trinseo plc(x)	36,398	3,822
Tronox Holdings plc	122,982	1,201,534

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Valhi, Inc.(x)	3,234	$46,246

		50,235,703

Construction Materials (0.2%)
Knife River Corp.(x)*	59,880	4,889,202
Smith-Midland Corp.(x)*	2,249	73,160
Titan America SA(x)	25,854	387,293
United States Lime & Minerals, Inc.	11,117	1,451,991

		6,801,646

Containers & Packaging (0.2%)
Ardagh Metal Packaging SA	148,493	601,397
Greif, Inc., Class A	25,404	1,703,846
Greif, Inc., Class B(x)	4,859	425,357
Myers Industries, Inc.	37,620	796,792
O-I Glass, Inc.*	160,232	1,684,038
Ranpak Holdings Corp., Class A(x)*	46,062	164,441
TriMas Corp.	32,862	1,181,060

		6,556,931

Metals & Mining (2.5%)
Alpha Metallurgical Resources, Inc.*	12,054	2,474,325
American Battery Technology Co.(x)*	119,562	333,578
Caledonia Mining Corp. plc	18,608	420,355
Century Aluminum Co.*	59,322	3,481,608
Coeur Mining, Inc.*	1,066,909	20,025,882
Commercial Metals Co.	116,271	7,142,528
Compass Minerals International, Inc.*	32,508	759,062
Constellium SE*	143,384	3,524,379
Contango Silver & Gold, Inc.*	23,010	431,437
Critical Metals Corp.(x)*	60,016	476,527
Dakota Gold Corp.*	99,038	500,142
Ferroglobe plc	120,147	495,006
Friedman Industries, Inc.	6,021	106,692
Hecla Mining Co.	664,493	12,379,505
Idaho Strategic Resources, Inc.*	15,696	504,155
Ivanhoe Electric, Inc.*	109,576	1,295,188
Kaiser Aluminum Corp.	16,690	2,011,312
Lifezone Metals Ltd.(x)*	35,054	117,781
Materion Corp.	21,561	3,118,799
Metallus, Inc.*	39,863	651,361
NioCorp Developments Ltd.*	126,876	565,867
Novagold Resources, Inc.*	294,052	2,640,587
Perpetua Resources Corp.*	91,838	2,582,485
Ramaco Resources, Inc., Class A*	44,394	686,331
Ryerson Holding Corp.	46,133	1,037,070
SSR Mining, Inc.*	212,833	6,257,290
SunCoke Energy, Inc.	91,921	598,406
Tredegar Corp.*	30,697	244,041
United States Antimony Corp.(x)*	127,268	1,111,050
US Gold Corp.(x)*	12,518	190,148
US Goldmining, Inc.(x)*	2,994	34,820
USA Rare Earth, Inc.(x)*	192,325	2,910,839
Vox Royalty Corp.	60,297	315,956
Warrior Met Coal, Inc.	54,499	5,076,582
Worthington Steel, Inc.	35,267	1,070,353

		85,571,447

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	15,167	218,101
Magnera Corp.*	34,005	323,388
Sylvamo Corp.	34,694	1,465,475

		2,006,964

Total Materials		151,172,691

Real Estate (4.8%)
Diversified REITs (0.4%)
AH Realty Trust, Inc. (REIT)	86,069	473,379
Alpine Income Property Trust, Inc. (REIT)	14,322	257,796
American Assets Trust, Inc. (REIT)	53,714	988,875
Broadstone Net Lease, Inc. (REIT)	198,988	3,635,511
CTO Realty Growth, Inc. (REIT)	32,105	593,621
Essential Properties Realty Trust, Inc. (REIT)	208,105	6,318,068
Gladstone Commercial Corp. (REIT)	47,702	545,234
Global Net Lease, Inc. (REIT)	205,590	1,924,322
Modiv Industrial, Inc. (REIT), Class C(x)	9,468	135,582
NexPoint Diversified Real Estate Trust (REIT)	44,685	208,679

		15,081,067

Health Care REITs (1.0%)
American Healthcare REIT, Inc. (REIT)(x)	187,262	8,831,276
CareTrust REIT, Inc. (REIT)	235,808	8,642,363
Chiron Real Estate, Inc. (REIT)	13,265	438,806
Community Healthcare Trust, Inc. (REIT)	27,596	438,500
Diversified Healthcare Trust (REIT)	230,710	1,531,914
LTC Properties, Inc. (REIT)	49,407	1,835,964
National Health Investors, Inc. (REIT)	49,345	3,990,037
Sabra Health Care REIT, Inc. (REIT)	258,790	4,976,532
Sila Realty Trust, Inc. (REIT)	59,363	1,405,716
Strawberry Fields REIT, Inc. (REIT)	9,849	117,203
Universal Health Realty Income Trust (REIT)	13,648	552,335

		32,760,646

Hotel & Resort REITs (0.5%)
Apple Hospitality REIT, Inc. (REIT)	235,797	2,714,023
Braemar Hotels & Resorts, Inc. (REIT)	68,867	162,526
Chatham Lodging Trust (REIT)	47,387	372,936
DiamondRock Hospitality Co. (REIT)	214,853	2,013,173
Pebblebrook Hotel Trust (REIT)(x)	117,810	1,487,940
RLJ Lodging Trust (REIT)	130,930	971,500
Ryman Hospitality Properties, Inc. (REIT)	64,695	5,969,408
Service Properties Trust (REIT)(x)	168,295	228,040
Summit Hotel Properties, Inc. (REIT)	115,062	508,574
Sunstone Hotel Investors, Inc. (REIT)	190,002	1,711,918
Xenia Hotels & Resorts, Inc. (REIT)	99,002	1,468,200

		17,608,238

Industrial REITs (0.3%)
Industrial Logistics Properties Trust (REIT)	54,687	310,622
Innovative Industrial Properties, Inc. (REIT)	28,824	1,445,812
LXP Industrial Trust (REIT)	60,626	2,804,559
One Liberty Properties, Inc. (REIT)(x)	20,839	447,205
Terreno Realty Corp. (REIT)	106,985	6,571,018

		11,579,216

Office REITs (0.4%)
Brandywine Realty Trust (REIT)(x)	188,804	511,659
COPT Defense Properties (REIT)	119,677	3,662,116
Douglas Emmett, Inc. (REIT)(x)	147,731	1,391,626
Easterly Government Properties, Inc. (REIT), Class A	43,145	924,597
Empire State Realty Trust, Inc. (REIT), Class A	154,102	801,330

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Franklin Street Properties Corp. (REIT)(x)	98,012	$65,129
Hudson Pacific Properties, Inc. (REIT)*	59,572	352,071
JBG SMITH Properties (REIT)(x)	64,661	944,697
NET Lease Office Properties (REIT)	15,959	183,848
Peakstone Realty Trust (REIT)	38,312	800,338
Piedmont Realty Trust, Inc. (REIT)*	136,682	898,001
Postal Realty Trust, Inc. (REIT), Class A	25,972	482,040
SL Green Realty Corp. (REIT)(x)	74,843	2,764,700

		13,782,152

Real Estate Management & Development (0.5%)
American Realty Investors, Inc.(x)*	1,937	29,927
Compass, Inc., Class A(x)*	671,690	4,910,054
Cushman & Wakefield Ltd.*	188,369	2,309,404
Douglas Elliman, Inc.(x)*	82,683	135,600
eXp World Holdings, Inc.(x)	99,389	595,340
Forestar Group, Inc.*	19,571	478,315
FRP Holdings, Inc.*	12,421	271,772
Kennedy-Wilson Holdings, Inc.	126,156	1,365,008
Marcus & Millichap, Inc.	26,126	694,690
Maui Land & Pineapple Co., Inc.(x)*	8,767	134,924
Newmark Group, Inc., Class A	160,792	2,410,272
RE/MAX Holdings, Inc., Class A*	20,819	119,917
Real Brokerage, Inc. (The)*	140,612	351,530
RMR Group, Inc. (The), Class A(x)	17,999	278,445
Seaport Entertainment Group, Inc.(x)*	7,475	160,563
St Joe Co. (The)	40,046	2,514,889
Stratus Properties, Inc.(x)*	6,484	197,892
Tejon Ranch Co.(x)*	24,548	462,484
Transcontinental Realty Investors, Inc.*	1,627	56,750

		17,477,776

Residential REITs (0.3%)
BRT Apartments Corp. (REIT)(x)	14,012	186,920
Centerspace (REIT)	17,590	1,010,546
Clipper Realty, Inc. (REIT)	13,165	39,758
Independence Realty Trust, Inc. (REIT)	250,962	3,736,824
NexPoint Residential Trust, Inc. (REIT)	23,682	592,050
UMH Properties, Inc. (REIT)	82,263	1,187,055
Veris Residential, Inc. (REIT)	83,793	1,581,174

		8,334,327

Retail REITs (1.1%)
Acadia Realty Trust (REIT)	138,358	2,645,405
Alexander’s, Inc. (REIT)(x)	2,258	533,340
CBL & Associates Properties, Inc. (REIT)	19,210	738,240
Curbline Properties Corp. (REIT)	102,522	2,644,043
FrontView REIT, Inc. (REIT)	20,341	314,675
Getty Realty Corp. (REIT)	56,587	1,799,467
InvenTrust Properties Corp. (REIT)	82,481	2,512,371
Kite Realty Group Trust (REIT)	228,094	5,599,708
Macerich Co. (The) (REIT)	269,592	5,095,289
NETSTREIT Corp. (REIT)(x)	88,264	1,662,011
Phillips Edison & Co., Inc. (REIT)	132,641	4,963,426
Saul Centers, Inc. (REIT)	13,709	446,639
SITE Centers Corp. (REIT)	58,877	317,936
Tanger, Inc. (REIT)	119,282	4,053,202
Urban Edge Properties (REIT)	133,392	2,665,172
Whitestone REIT (REIT)	46,319	748,052

		36,738,976

Specialized REITs (0.3%)
Farmland Partners, Inc. (REIT)	39,896	448,032
Four Corners Property Trust, Inc. (REIT)	111,748	2,642,840
Gladstone Land Corp. (REIT)(x)	35,582	362,936
Outfront Media, Inc. (REIT)	154,938	4,105,857
Safehold, Inc. (REIT)	57,490	777,840
Smartstop Self Storage REIT, Inc. (REIT)(x)	56,820	1,720,510

		10,058,015

Total Real Estate		163,420,413

Utilities (2.8%)
Electric Utilities (0.9%)
Genie Energy Ltd., Class B	24,559	347,264
Hawaiian Electric Industries, Inc.*	171,093	2,539,020
MGE Energy, Inc.	38,454	2,972,110
Oklo, Inc., Class A(x)*	127,589	6,327,139
Otter Tail Corp.	40,452	3,550,472
Portland General Electric Co.	118,694	6,263,482
TXNM Energy, Inc.	105,040	6,140,639

		28,140,126

Gas Utilities (1.0%)
Brookfield Infrastructure Corp., Class A	125,863	4,974,106
Chesapeake Utilities Corp.	24,587	3,107,059
New Jersey Resources Corp.	105,866	5,814,161
Northwest Natural Holding Co.	44,309	2,358,125
ONE Gas, Inc.	62,893	5,416,974
RGC Resources, Inc.(x)	8,957	197,502
Southwest Gas Holdings, Inc.	71,377	6,202,661
Spire, Inc.	61,226	5,543,402

		33,613,990

Independent Power and Renewable Electricity Producers (0.2%)
Hallador Energy Co.*	33,188	540,301
Montauk Renewables, Inc.(x)*	80,237	92,272
Ormat Technologies, Inc.	63,841	7,145,085

		7,777,658

Multi-Utilities (0.4%)
Avista Corp.	85,145	3,417,720
Black Hills Corp.	79,570	5,522,954
Northwestern Energy Group, Inc.	64,689	4,265,593
Unitil Corp.	17,506	914,513

		14,120,780

Water Utilities (0.3%)
American States Water Co.	40,492	3,062,005
Cadiz, Inc.*	62,207	305,436
California Water Service Group	62,661	2,841,050
Consolidated Water Co. Ltd.	15,072	499,185
Global Water Resources, Inc.	13,097	99,406
H2O America(x)	34,851	2,044,708
Middlesex Water Co.	19,730	1,026,946
Pure Cycle Corp.*	22,979	231,169
York Water Co. (The)	14,262	434,278

		10,544,183

Total Utilities		94,196,737

Total Common Stocks (90.6%) (Cost $2,104,434,711)		3,068,327,852

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	23,102	—
Akero Therapeutics, Inc., CVR *	78,234	39,117
Chinook Therapeutics, Inc., CVR *	68,139	13,628
Icosavax, Inc., CVR *	31,364	9,409

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Rights	Value (Note 1)
Sanofi Aatd, Inc., CVR(r)*	38,335	$18,615

		80,769

Life Sciences Tools & Services (0.0%)
OmniAb, Inc., expiring 11/1/27(r)(x)*	14,714	—

Total Health Care		80,769

Information Technology (0.0%)†
Electronic Equipment, Instruments & Components (0.0%)†
M-Tron Industries, Inc., expiring 4/15/26*	2,706	5,683

Total Information Technology		5,683

Total Rights (0.0%)† (Cost $64,047)		86,452

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (7.2%)
Allspring Government Money Market Fund, Select Shares 3.60% (7 day yield) (xx)	65,000,000	$65,000,000
BlackRock Liquidity FedFund, Institutional Shares 3.55% (7 day yield) (xx)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.54% (7 day yield) (xx)	15,000,000	15,000,000
Goldman Sachs Financial Square Funds - Government Fund 3.56% (7 day yield) (xx)	1,000,000	1,000,000
HSBC U.S. Government Money Market Fund, Intermediary Shares 3.53% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	9,384,836	9,384,836
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	118,361,308	118,373,144
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.57% (7 day yield) (xx)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.58% (7 day yield) (xx)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 3.60% (7 day yield) (xx)	10,000,000	10,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 3.56% (7 day yield) (xx)	10,000,000	10,000,000

Total Investment Companies		244,757,980

Total Short-Term Investments (7.2%) (Cost $244,726,757)		244,757,980

Total Investments in Securities (97.8%) (Cost $2,349,225,515)		3,313,172,284
Other Assets Less Liabilities (2.2%)		73,019,370

Net Assets (100%)		$3,386,191,654

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the market value or fair value, as applicable, of these securities amounted to $1,140,934 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $336,357,889. This was collateralized by $203,714,428 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.375%, maturing 4/15/26 – 11/15/55 and by cash of $126,384,836 which was subsequently invested in investment companies.

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	2,557	6/2026	USD	321,184,770	2,482,242

					2,482,242

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$79,005,552	$—	$—		$79,005,552
Consumer Discretionary	257,699,317	—	—		257,699,317
Consumer Staples	55,787,530	—	—		55,787,530
Energy	206,390,535	—	—		206,390,535
Financials	524,955,662	—	—	(a)	524,955,662
Health Care	543,881,588	—	—	(a)	543,881,588
Industrials	559,075,679	—	—		559,075,679
Information Technology	432,742,148	—	—		432,742,148
Materials	151,172,691	—	—		151,172,691
Real Estate	163,420,413	—	—		163,420,413
Utilities	94,196,737	—	—		94,196,737
Futures	2,482,242	—	—		2,482,242
Rights
Health Care	—	62,154	18,615		80,769
Information Technology	5,683	—	—		5,683
Short-Term Investments
Investment Companies	244,757,980	—	—		244,757,980
Total Assets	$3,315,573,757	$62,154	$18,615		$3,315,654,526

Total Liabilities	$—	$—	$—		$—

Total	$3,315,573,757	$62,154	$18,615		$3,315,654,526

(a)	Value is zero.

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,456,018,179
Aggregate gross unrealized depreciation	(488,637,079)

Net unrealized appreciation	$967,381,100

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,348,273,426

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.8%)
ANZ Group Holdings Ltd.	249,582	$6,274,065
APA Group	112,045	770,478
Aristocrat Leisure Ltd.	46,129	1,465,718
ASX Ltd.	14,997	544,466
BHP Group Ltd.	420,322	15,357,816
Brambles Ltd.	109,044	1,703,914
CAR Group Ltd.(x)	33,175	536,488
Cochlear Ltd.	5,309	623,464
Coles Group Ltd.	113,528	1,723,109
Commonwealth Bank of Australia	138,493	16,176,959
Computershare Ltd.	42,132	832,057
CSL Ltd.	40,460	3,974,728
Evolution Mining Ltd.	166,307	1,507,202
Fortescue Ltd.	142,324	2,010,470
Glencore plc	825,518	6,290,449
Goodman Group (REIT)	170,295	3,031,582
Insurance Australia Group Ltd.	190,049	956,397
Lottery Corp. Ltd. (The)	184,222	686,639
Lynas Rare Earths Ltd.*	78,417	1,065,670
Macquarie Group Ltd.	29,965	4,251,446
Medibank Pvt. Ltd.	215,722	652,845
National Australia Bank Ltd.	253,407	7,328,875
Northern Star Resources Ltd.	110,380	1,611,418
Origin Energy Ltd.	139,638	1,196,750
Pro Medicus Ltd.(x)	4,708	388,955
Qantas Airways Ltd.	61,812	363,030
QBE Insurance Group Ltd.	124,851	1,834,438
REA Group Ltd.(x)	4,693	519,773
Rio Tinto Ltd.	30,721	3,454,080
Rio Tinto plc	93,423	8,683,833
Santos Ltd.	275,171	1,511,200
Scentre Group (REIT)	420,309	969,710
SGH Ltd.	17,495	496,166
Sigma Healthcare Ltd.(x)	423,374	778,454
Sonic Healthcare Ltd.(x)	39,977	565,852
South32 Ltd.	373,269	1,122,020
Stockland (REIT)	204,667	612,923
Suncorp Group Ltd.	89,709	1,000,810
Telstra Group Ltd.	333,178	1,227,110
Transurban Group	258,901	2,516,170
Vicinity Ltd. (REIT)	333,111	540,445
Washington H Soul Pattinson & Co. Ltd.(x)	28,926	808,565
Wesfarmers Ltd.	93,954	4,762,754
Westpac Banking Corp.	282,903	7,771,672
WiseTech Global Ltd.	16,208	442,380
Woodside Energy Group Ltd.	154,956	3,695,789
Woolworths Group Ltd.	101,491	2,555,512

		127,194,646

Austria (0.3%)
BAWAG Group AG(m)	6,372	972,546
Erste Group Bank AG	25,535	2,759,204
OMV AG	12,773	927,611
Raiffeisen Bank International AG*	11,390	487,201
Verbund AG	5,092	387,961

		5,534,523

Belgium (0.8%)
Ageas SA/NV	12,482	914,208
Anheuser-Busch InBev SA/NV	82,687	5,737,671
D’ieteren Group	2,008	371,233
Elia Group SA/NV, Class B*	3,511	538,049
Financiere de Tubize SA	1,734	428,730
Groupe Bruxelles Lambert NV	6,360	574,891
KBC Group NV	18,738	2,290,612
Lotus Bakeries NV(x)	28	318,203
Sofina SA(x)	1,357	328,769
Syensqo SA(x)	6,266	362,510
UCB SA	10,569	3,183,499

		15,048,375

Brazil (0.0%)†
Yara International ASA	13,919	810,226

Chile (0.1%)
Antofagasta plc	33,720	1,500,095

China (0.5%)
BOC Hong Kong Holdings Ltd.	315,000	1,735,681
Prosus NV	107,589	4,918,218
SITC International Holdings Co. Ltd.	111,000	490,033
Wharf Holdings Ltd. (The)(x)	71,095	196,432
Wilmar International Ltd.	170,200	512,770
Yangzijiang Shipbuilding Holdings Ltd.	214,900	638,571

		8,491,705

Czech Republic (0.0%)†
CSG NV*	16,728	450,119

Denmark (1.4%)
Carlsberg A/S, Class B	8,023	1,001,070
Coloplast A/S, Class B(x)	10,451	712,582
Danske Bank A/S	54,759	2,658,450
Demant A/S(x)*	7,470	227,027
DSV A/S	16,720	3,994,477
Genmab A/S*	5,034	1,346,903
Novo Nordisk A/S, Class B	266,533	9,821,522
Novonesis Novozymes B	29,034	1,717,935
Orsted A/S(m)*	41,625	1,019,129
Pandora A/S	6,492	455,967
ROCKWOOL A/S, Class B	8,090	225,837
Tryg A/S	27,391	655,672
Vestas Wind Systems A/S	85,543	2,561,201

		26,397,772

Finland (1.1%)
Elisa OYJ	11,149	540,573
Fortum OYJ	36,356	924,073
Kesko OYJ, Class B	24,073	532,725
Kone OYJ, Class B	28,771	1,834,333
Metso OYJ	54,238	938,048
Neste OYJ	35,712	1,153,284
Nokia OYJ	435,189	3,468,428
Nordea Bank Abp	257,728	4,436,181
Orion OYJ, Class B	8,473	685,255
Sampo OYJ, Class A	198,850	2,130,760
Stora Enso OYJ, Class R	47,139	555,258
UPM-Kymmene OYJ	43,280	1,346,240
Wartsila OYJ Abp	41,528	1,552,802

		20,097,960

France (7.8%)
Accor SA	14,995	718,445
Aeroports de Paris SA(x)	2,699	328,405
Air Liquide SA	47,935	9,874,624
Airbus SE	49,176	9,236,500
Alstom SA*	28,445	810,515
Amundi SA(m)	5,296	455,492
AXA SA	138,396	6,344,857
Ayvens SA(m)	29,192	343,921
BioMerieux	3,678	391,678
BNP Paribas SA	83,181	7,923,904
Bollore SE	65,112	372,162
Bouygues SA	15,259	880,331
Bureau Veritas SA	27,589	828,757
Capgemini SE	12,710	1,485,605
Carrefour SA	47,294	871,901
Cie de Saint-Gobain SA	36,856	3,033,073

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Cie Generale des Etablissements Michelin SCA	54,059	$1,840,835
Covivio SA (REIT)	4,327	258,698
Credit Agricole SA	85,810	1,610,918
Danone SA	53,779	4,319,110
Dassault Aviation SA	1,606	595,665
Dassault Systemes SE	56,407	1,148,440
Eiffage SA	5,907	906,921
Engie SA	149,672	4,825,453
EssilorLuxottica SA	24,837	5,780,445
Gecina SA (REIT)	4,388	346,969
Getlink SE	25,479	549,060
Hermes International SCA	2,610	4,984,839
Ipsen SA	2,873	538,778
Kering SA	6,275	1,897,477
Klepierre SA (REIT)	17,847	672,672
Legrand SA	21,791	3,367,247
L’Oreal SA	19,879	8,151,693
LVMH Moet Hennessy Louis Vuitton SE	20,594	11,447,485
Orange SA	156,713	3,202,001
Pernod Ricard SA	16,732	1,248,860
Publicis Groupe SA	18,721	1,548,244
Renault SA	15,949	541,147
Rexel SA	17,800	696,150
Safran SA	29,428	9,624,221
Sartorius Stedim Biotech	2,365	463,031
Societe Generale SA	57,120	4,170,679
Sodexo SA(x)	7,489	384,443
Thales SA	7,685	2,256,372
TotalEnergies SE	164,352	15,175,153
Unibail-Rodamco-Westfield (REIT)	10,598	1,184,478
Veolia Environnement SA	52,044	1,988,093
Vinci SA	40,928	6,129,682

		145,755,429

Germany (8.0%)
adidas AG	13,958	2,199,588
Allianz SE (Registered)	31,483	13,046,172
BASF SE	73,428	4,436,980
Bayer AG (Registered)	81,644	3,711,623
Bayerische Motoren Werke AG	22,764	2,055,918
Bayerische Motoren Werke AG (Preference)(q)	4,504	404,659
Beiersdorf AG	7,832	692,916
Brenntag SE	10,331	681,604
Commerzbank AG	60,939	2,187,798
Continental AG	8,731	600,198
CTS Eventim AG & Co. KGaA	5,603	321,328
Daimler Truck Holding AG	37,846	1,804,169
Deutsche Bank AG (Registered)	150,210	4,395,443
Deutsche Boerse AG	15,718	4,569,789
Deutsche Lufthansa AG (Registered)	50,025	412,909
Deutsche Post AG	76,138	3,926,527
Deutsche Telekom AG (Registered)	304,459	11,226,636
Dr Ing hc F Porsche AG (Preference)(m)(q)(x)	9,044	405,306
E.ON SE	183,186	4,003,855
Evonik Industries AG	17,840	345,555
Fresenius Medical Care AG	18,358	816,772
Fresenius SE & Co. KGaA	34,420	1,763,149
GEA Group AG	11,680	825,430
Hannover Rueck SE	4,980	1,541,331
Heidelberg Materials AG	11,096	2,285,317
Henkel AG & Co. KGaA	8,332	596,747
Henkel AG & Co. KGaA (Preference)(q)	13,326	1,023,872
Hensoldt AG	5,677	492,820
HOCHTIEF AG	1,345	591,538
Infineon Technologies AG	108,695	4,775,863
Knorr-Bremse AG	5,784	645,763
LEG Immobilien SE	6,468	421,229
Mercedes-Benz Group AG	59,562	3,608,540
Merck KGaA	10,968	1,362,109
MTU Aero Engines AG	4,450	1,593,116
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	10,778	6,713,932
Nemetschek SE	5,200	382,735
Porsche Automobil Holding SE (Preference)(q)	11,402	410,138
Rational AG	466	337,313
Rheinmetall AG	3,800	6,337,267
RWE AG	52,638	3,505,889
SAP SE	86,419	14,624,949
Sartorius AG (Preference)(q)	2,314	564,680
Scout24 SE(m)	6,459	494,898
Siemens AG (Registered)	62,896	14,918,324
Siemens Energy AG	64,137	10,555,381
Siemens Healthineers AG(m)	28,737	1,205,527
Symrise AG, Class A	11,583	980,714
Talanx AG	5,401	657,297
Volkswagen AG (Preference)(q)	17,414	1,743,870
Vonovia SE	63,389	1,578,664
Zalando SE(m)*	17,454	417,567

		149,201,714

Hong Kong (1.7%)
AIA Group Ltd.	869,412	9,766,843
CK Asset Holdings Ltd.	164,152	937,664
CK Infrastructure Holdings Ltd.(x)	53,000	423,014
CLP Holdings Ltd.	140,000	1,318,148
Futu Holdings Ltd. (ADR)*	4,629	633,062
Henderson Land Development Co. Ltd.(x)	127,025	471,129
HKT Trust & HKT Ltd.	297,013	463,080
Hong Kong & China Gas Co. Ltd.(x)	890,722	816,473
Hong Kong Exchanges & Clearing Ltd.	100,358	5,086,676
Hongkong Land Holdings Ltd.	87,500	684,377
Link REIT (REIT)	208,580	965,738
MTR Corp. Ltd.(x)	134,000	549,890
Power Assets Holdings Ltd.(x)	117,500	915,479
Prudential plc	207,840	2,898,397
Sino Land Co. Ltd.	319,172	475,609
Sun Hung Kai Properties Ltd.	119,000	2,016,920
Swire Pacific Ltd., Class A	33,500	367,415
Techtronic Industries Co. Ltd.	121,000	1,610,588
WH Group Ltd.(m)	695,603	916,586
Wharf Real Estate Investment Co. Ltd.	122,900	356,311

		31,673,399

Indonesia (0.1%)
Jardine Matheson Holdings Ltd.	13,600	941,800

Ireland (0.4%)
AerCap Holdings NV	13,817	1,895,416
AIB Group plc	172,406	1,833,697
Bank of Ireland Group plc	81,249	1,486,898
Kerry Group plc, Class A	13,199	1,045,308
Kingspan Group plc	13,035	1,100,273

		7,361,592

Israel (1.0%)
Azrieli Group Ltd.	3,713	497,297
Bank Hapoalim BM	104,194	2,438,805
Bank Leumi Le-Israel BM	124,633	2,777,478

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Check Point Software Technologies Ltd.*	6,516	$930,811
Elbit Systems Ltd.	2,258	1,891,527
ICL Group Ltd.(x)	55,965	288,364
Israel Discount Bank Ltd., Class A	104,767	1,050,431
Mizrahi Tefahot Bank Ltd.	13,157	954,075
Nice Ltd.*	5,312	585,698
Nova Ltd.*	2,393	1,063,023
Phoenix Financial Ltd.	18,358	975,165
Teva Pharmaceutical Industries Ltd. (ADR)*	96,306	2,900,737
Tower Semiconductor Ltd.(x)*	9,313	1,633,026

		17,986,437

Italy (3.0%)
Banca Mediolanum SpA	19,982	405,843
Banca Monte dei Paschi di Siena SpA	166,454	1,450,342
Banco BPM SpA(x)	90,969	1,270,971
BPER Banca SpA	123,666	1,614,312
Coca-Cola HBC AG	17,993	1,020,006
Davide Campari-Milano NV(x)	45,395	323,312
Enel SpA	671,995	7,315,916
Eni SpA(x)	167,025	4,742,891
Ferrari NV	10,550	3,556,093
FinecoBank Banca Fineco SpA	52,256	1,160,237
Generali(x)	69,534	2,803,665
Intesa Sanpaolo SpA	1,152,881	7,008,040
Italgas SpA	50,434	587,437
Leonardo SpA	33,266	2,234,412
Moncler SpA	20,198	1,217,278
Poste Italiane SpA(m)(x)	38,174	898,144
Prysmian SpA	23,314	2,726,194
Recordati Industria Chimica e Farmaceutica SpA	9,973	567,309
Ryanair Holdings plc	69,723	1,975,283
Snam SpA	170,599	1,297,490
Telecom Italia SpA (Italian Stock Exchange)*	498,849	412,036
Telecom Italia SpA (SIX Swiss Stock Exchange)*	903,181	632,615
Terna - Rete Elettrica Nazionale	118,456	1,356,540
UniCredit SpA	116,019	8,360,032
Unipol Assicurazioni SpA	29,445	689,288

		55,625,686

Ivory Coast (0.1%)
Endeavour Mining plc	16,720	1,012,228

Japan (20.8%)
Advantest Corp.(x)	63,400	8,577,745
Aeon Co. Ltd.	187,200	2,234,337
AGC, Inc.	16,800	592,465
Aisin Corp.(x)	39,800	550,940
Ajinomoto Co., Inc.	75,500	2,116,916
ANA Holdings, Inc.	11,400	202,694
Asahi Group Holdings Ltd.	126,000	1,264,532
Asahi Kasei Corp.	104,200	1,008,997
Asics Corp.	56,500	1,502,406
Astellas Pharma, Inc.(x)	152,200	2,484,967
Bandai Namco Holdings, Inc.	48,700	1,202,913
Bridgestone Corp.	94,000	1,951,054
Canon, Inc.	70,700	1,968,967
Capcom Co. Ltd.(x)	30,000	636,144
Central Japan Railway Co.	63,100	1,633,979
Chiba Bank Ltd. (The)	48,400	623,610
Chubu Electric Power Co., Inc.	57,900	950,516
Chugai Pharmaceutical Co. Ltd.	55,300	3,059,658
Dai Nippon Printing Co. Ltd.	32,400	588,358
Daifuku Co. Ltd.	28,200	985,229
Daiichi Life Group, Inc.	289,700	2,647,301
Daiichi Sankyo Co. Ltd.	149,700	2,639,282
Daikin Industries Ltd.(x)	22,100	2,681,081
Daito Trust Construction Co. Ltd.(x)	24,500	570,619
Daiwa House Industry Co. Ltd.(x)	46,700	1,459,823
Daiwa Securities Group, Inc.(x)	111,300	1,046,904
Denso Corp.	148,600	1,845,030
Disco Corp.	7,700	3,085,366
East Japan Railway Co.	82,127	1,874,316
Ebara Corp.(x)	37,200	1,048,203
Eisai Co. Ltd.(x)	23,000	714,775
ENEOS Holdings, Inc.	221,090	1,972,979
FANUC Corp.	76,400	2,660,964
Fast Retailing Co. Ltd.	15,900	6,328,397
Fuji Electric Co. Ltd.(x)	11,800	826,314
FUJIFILM Holdings Corp.(x)	92,100	1,750,419
Fujikura Ltd.	124,200	3,379,356
Fujitsu Ltd.	144,400	2,934,578
Hankyu Hanshin Holdings, Inc.(x)	20,300	586,836
Hikari Tsushin, Inc.	1,500	379,746
Hitachi Ltd.	379,200	11,082,356
Honda Motor Co. Ltd.(x)	309,300	2,503,654
Hoya Corp.	27,800	4,795,388
Hulic Co. Ltd.	39,300	457,494
Ibiden Co. Ltd.(x)	19,800	971,040
Idemitsu Kosan Co. Ltd.	67,385	655,094
IHI Corp.	84,500	1,726,997
Inpex Corp.	71,100	2,086,205
Isuzu Motors Ltd.(x)	41,300	593,255
ITOCHU Corp.	490,300	6,231,917
Japan Airlines Co. Ltd.	10,938	177,962
Japan Exchange Group, Inc.	78,600	912,614
Japan Post Bank Co. Ltd.(x)	148,900	2,449,724
Japan Post Holdings Co. Ltd.	145,600	1,670,417
Japan Post Insurance Co. Ltd.(x)	46,200	466,746
Japan Tobacco, Inc.	99,200	3,806,350
JFE Holdings, Inc.(x)	46,000	535,821
JX Advanced Metals Corp.	48,200	1,047,692
Kajima Corp.	35,900	1,363,772
Kansai Electric Power Co., Inc. (The)(x)	76,700	1,263,358
Kao Corp.(x)	38,000	1,484,855
Kawasaki Heavy Industries Ltd.(x)	60,500	1,147,932
Kawasaki Kisen Kaisha Ltd.(x)	26,000	437,717
KDDI Corp.(x)	242,000	4,144,227
Keyence Corp.	15,940	5,645,235
Kikkoman Corp.(x)	60,300	549,672
Kioxia Holdings Corp.*	15,500	1,970,455
Kirin Holdings Co. Ltd.	65,100	1,035,770
Komatsu Ltd.(x)	79,100	3,105,066
Konami Group Corp.	8,200	1,020,243
Kubota Corp.	79,000	1,246,545
Kyocera Corp.(x)	106,200	1,641,798
Kyowa Kirin Co. Ltd.	17,800	294,032
Lasertec Corp.	6,700	1,477,278
LY Corp.(x)	215,700	522,782
M3, Inc.(x)*	36,500	372,629
Makita Corp.	17,200	558,638
Marubeni Corp.	116,700	4,291,197
MatsukiyoCocokara & Co.(x)	29,000	463,433
Minebea Mitsumi, Inc.(x)	30,300	497,033
Mitsubishi Chemical Group Corp.	102,100	591,264
Mitsubishi Corp.	266,700	9,158,801
Mitsubishi Electric Corp.	156,500	5,110,896
Mitsubishi Estate Co. Ltd.	87,900	2,432,310
Mitsubishi HC Capital, Inc.(x)	73,600	657,568
Mitsubishi Heavy Industries Ltd.	265,090	7,231,482
Mitsubishi UFJ Financial Group, Inc.	933,000	15,763,657

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsui & Co. Ltd.	203,500	$7,834,806
Mitsui Fudosan Co. Ltd.	219,100	2,319,077
Mitsui OSK Lines Ltd.(x)	28,500	1,179,587
Mizuho Financial Group, Inc.	206,043	8,224,175
MonotaRO Co. Ltd.(x)	20,000	215,005
MS&AD Insurance Group Holdings, Inc.	107,740	2,819,499
Murata Manufacturing Co. Ltd.	139,600	3,129,932
NEC Corp.	105,700	2,633,371
Nexon Co. Ltd.	28,900	544,706
Nidec Corp.(x)*	67,100	844,481
Nintendo Co. Ltd.(x)	90,600	5,169,714
Nippon Building Fund, Inc. (REIT)	600	503,618
Nippon Paint Holdings Co. Ltd.(x)	82,600	515,561
Nippon Sanso Holdings Corp.(x)	14,800	528,407
Nippon Steel Corp.(x)	395,440	1,452,737
Nippon Yusen KK(x)	35,000	1,284,579
Nissan Motor Co. Ltd.(x)*	197,400	419,011
Nitori Holdings Co. Ltd.(x)	35,000	555,887
Nitto Denko Corp.	54,400	1,088,385
Nomura Holdings, Inc.	249,200	1,971,074
Nomura Research Institute Ltd.(x)	32,198	892,128
NTT, Inc.	2,505,600	2,487,632
Obayashi Corp.	51,800	1,247,450
Obic Co. Ltd.(x)	26,100	636,021
Olympus Corp.(x)	93,900	893,965
Oracle Corp.	3,400	186,218
Oriental Land Co. Ltd.(x)	91,400	1,555,976
ORIX Corp.	95,000	2,846,197
Osaka Gas Co. Ltd.	30,600	1,240,888
Otsuka Corp.	21,300	408,480
Otsuka Holdings Co. Ltd.	35,400	2,498,765
Pan Pacific International Holdings Corp.	166,000	1,018,281
Panasonic Holdings Corp.	193,300	3,209,589
Rakuten Group, Inc.*	128,400	598,883
Recruit Holdings Co. Ltd.	117,800	5,096,136
Renesas Electronics Corp.	146,600	2,081,797
Resona Holdings, Inc.	168,705	1,877,175
Ryohin Keikaku Co. Ltd.	40,300	857,045
Sanrio Co. Ltd.(x)	67,000	413,440
SBI Holdings, Inc.	44,340	825,940
SCREEN Holdings Co. Ltd.(x)	13,600	801,305
Secom Co. Ltd.	33,700	1,293,991
Seibu Holdings, Inc.	18,200	508,217
Sekisui Chemical Co. Ltd.(x)	28,500	475,154
Sekisui House Ltd.	48,700	1,087,182
Seven & i Holdings Co. Ltd.	171,700	2,310,978
Shimadzu Corp.	19,200	455,481
Shimano, Inc.	6,000	628,750
Shimizu Corp.(x)	41,500	748,119
Shin-Etsu Chemical Co. Ltd.	140,700	5,724,743
Shionogi & Co. Ltd.	63,200	1,406,140
Shiseido Co. Ltd.(x)	33,900	695,278
SMC Corp.	4,600	1,799,243
SoftBank Corp.(x)	2,393,600	3,194,364
SoftBank Group Corp.(x)	307,300	7,385,689
Sompo Holdings, Inc.	74,175	2,898,264
Sony Financial Group, Inc.(x)	549,600	500,678
Sony Group Corp.	508,900	10,496,747
Subaru Corp.(x)	50,000	798,766
Sumitomo Corp.	90,900	3,383,207
Sumitomo Electric Industries Ltd.	59,100	3,309,315
Sumitomo Metal Mining Co. Ltd.(x)	20,199	1,171,010
Sumitomo Mitsui Financial Group, Inc.(x)	303,291	9,997,577
Sumitomo Mitsui Trust Group, Inc.	51,436	1,636,845
Sumitomo Realty & Development Co. Ltd.	50,400	1,416,982
Suntory Beverage & Food Ltd.	10,000	282,780
Suzuki Motor Corp.(x)	131,500	1,575,498
Sysmex Corp.(x)	45,000	392,303
T&D Holdings, Inc.(x)	37,000	940,398
Taisei Corp.	12,100	1,263,647
Takeda Pharmaceutical Co. Ltd.(x)	130,463	4,812,892
TDK Corp.	162,800	2,110,784
Terumo Corp.	112,800	1,510,356
TIS, Inc.(x)	17,600	379,779
Toho Co. Ltd.	48,000	506,341
Tokio Marine Holdings, Inc.	152,100	7,102,735
Tokyo Electron Ltd.	37,100	9,072,883
Tokyo Gas Co. Ltd.(x)	25,600	1,208,753
Tokyu Corp.(x)	37,500	442,943
TOPPAN Holdings, Inc.(x)	20,100	532,653
Toray Industries, Inc.(x)	118,300	834,069
Toyota Industries Corp.(x)*	2,820	362,816
Toyota Motor Corp.	784,250	16,256,950
Toyota Tsusho Corp.(x)	56,400	2,206,983
Tsuruha Holdings, Inc.	16,900	266,774
Unicharm Corp.	100,600	585,814
West Japan Railway Co.(x)	35,500	705,105
Yamaha Motor Co. Ltd.(x)	79,300	565,241
Yokogawa Electric Corp.	18,600	576,156
Yokohama Financial Group, Inc.	82,700	735,235
Zensho Holdings Co. Ltd.(x)	8,400	487,247
ZOZO, Inc.(x)	30,900	216,110

		386,381,975

Luxembourg (0.2%)
ArcelorMittal SA	35,276	1,837,934
CVC Capital Partners plc(m)(x)	20,576	269,756
Eurofins Scientific SE	9,211	673,619

		2,781,309

Macau (0.1%)
Galaxy Entertainment Group Ltd.	170,000	766,402
Sands China Ltd.(x)	186,800	397,021

		1,163,423

Mexico (0.0%)†
Fresnillo plc	17,886	792,341

Netherlands (4.4%)
ABN AMRO Bank NV (CVA)(m)	48,954	1,565,801
Adyen NV(m)*	2,111	2,112,369
Akzo Nobel NV(x)	14,484	831,166
Argenx SE*	5,101	3,716,643
ASM International NV	3,922	2,987,494
ASML Holding NV	32,122	42,517,864
ASR Nederland NV	13,042	898,490
BE Semiconductor Industries NV	5,920	1,249,049
Euronext NV(m)	6,576	1,058,070
EXOR NV	7,970	610,835
Heineken Holding NV	11,272	806,266
Heineken NV	23,700	1,823,794
ING Groep NV	241,683	6,315,004
JDE Peet’s NV	13,778	507,291
Koninklijke Ahold Delhaize NV	73,135	3,414,220
Koninklijke KPN NV	319,429	1,776,640
Koninklijke Philips NV	64,153	1,757,132
Magnum Ice Cream Co. NV (The)(x)*	42,450	623,112
Nebius Group NV, Class A(x)*	16,723	1,735,178
NN Group NV	21,317	1,667,444
Randstad NV(x)	9,266	243,436
Universal Music Group NV	92,857	1,800,513
Wolters Kluwer NV	18,546	1,387,429

		81,405,240

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
New Zealand (0.2%)
Auckland International Airport Ltd.	135,558	$621,790
Contact Energy Ltd.	64,571	344,667
Fisher & Paykel Healthcare Corp. Ltd.	49,145	1,064,534
Infratil Ltd.	71,552	481,752
Meridian Energy Ltd.	123,596	395,039
Xero Ltd.*	14,687	785,615

		3,693,397

Nigeria (0.0%)†
Airtel Africa plc(m)	75,475	348,185
Norway (0.6%)
Aker BP ASA	26,960	989,777
DNB Bank ASA	71,904	2,242,500
Equinor ASA	64,148	2,715,136
Gjensidige Forsikring ASA	15,110	394,444
Kongsberg Gruppen ASA	36,650	1,569,287
Mowi ASA	40,421	918,148
Norsk Hydro ASA	109,577	1,161,886
Orkla ASA	57,730	726,049
Salmar ASA	5,312	310,295
Telenor ASA	51,239	902,446

		11,929,968

Poland (0.0%)†
InPost SA(x)*	20,677	362,991

Portugal (0.2%)
Banco Comercial Portugues SA, Class R	635,884	623,368
EDP SA	264,270	1,399,135
Galp Energia SGPS SA	36,247	881,219
Jeronimo Martins SGPS SA	22,028	528,430

		3,432,152

Singapore (1.6%)
CapitaLand Ascendas REIT (REIT)	333,466	644,299
CapitaLand Integrated Commercial Trust (REIT)	528,395	948,990
CapitaLand Investment Ltd.	196,400	418,644
DBS Group Holdings Ltd.	175,910	7,816,268
Grab Holdings Ltd., Class A*	190,892	698,665
Keppel Ltd.	117,500	1,090,477
Oversea-Chinese Banking Corp. Ltd.	280,306	4,827,705
Sea Ltd. (ADR)*	31,475	2,606,445
Sembcorp Industries Ltd.	71,400	370,802
Singapore Airlines Ltd.	125,600	649,923
Singapore Exchange Ltd.	74,700	1,146,187
Singapore Technologies Engineering Ltd.	133,900	1,141,186
Singapore Telecommunications Ltd.	621,400	2,405,533
STMicroelectronics NV(x)	56,726	1,947,334
United Overseas Bank Ltd.	103,475	2,976,106

		29,688,564

South Africa (0.2%)
Anglo American plc	92,014	3,909,189

South Korea (0.0%)†
Delivery Hero SE(m)(x)*	14,525	259,207

Spain (3.4%)
Acciona SA	1,985	523,857
ACS Actividades de Construccion y Servicios SA(x)	14,864	1,839,309
Aena SME SA(m)	60,954	1,814,920
Amadeus IT Group SA	37,896	2,154,208
Banco Bilbao Vizcaya Argentaria SA	472,464	10,312,149
Banco de Sabadell SA	407,902	1,466,533
Banco Santander SA	1,215,662	13,755,604
Bankinter SA(x)	56,024	881,962
CaixaBank SA	321,968	3,863,098
Cellnex Telecom SA(m)	39,533	1,283,536
EDP Renovaveis SA	22,475	359,627
Endesa SA	26,845	1,132,068
Grifols SA(x)	25,498	267,803
Iberdrola SA	532,476	12,223,371
Indra Sistemas SA(x)	6,579	362,524
Industria de Diseno Textil SA	90,882	5,225,352
Mapfre SA	79,976	358,007
Naturgy Energy Group SA(x)	20,984	630,014
Redeia Corp. SA	32,907	556,887
Repsol SA	92,099	2,587,625
Telefonica SA(x)	298,910	1,321,732

		62,920,186

Sweden (2.9%)
AddTech AB, Class B	20,513	696,996
Alfa Laval AB(x)	23,392	1,276,358
Assa Abloy AB, Class B	82,757	2,967,698
Atlas Copco AB, Class A	224,815	3,954,264
Atlas Copco AB, Class B	131,929	2,049,841
Beijer Ref AB, Class B	33,362	458,493
Boliden AB*	23,243	1,233,764
Epiroc AB, Class A	56,833	1,395,347
Epiroc AB, Class B	31,588	679,321
EQT AB(x)	40,194	1,234,298
Essity AB, Class B(x)	49,061	1,264,703
Evolution AB(m)	11,505	717,525
Fastighets AB Balder, Class B(x)*	62,734	368,955
H & M Hennes & Mauritz AB, Class B(x)	42,724	796,524
Hexagon AB, Class B	173,630	1,689,396
Holmen AB, Class B(x)	6,300	225,509
Industrivarden AB, Class C(x)	12,394	617,273
Industrivarden AB, Class A	9,292	462,401
Indutrade AB(x)	22,340	516,637
Investment AB Latour, Class B	12,494	268,406
Investor AB, Class B	149,651	5,664,992
L E Lundbergforetagen AB, Class B	6,766	386,452
Lifco AB, Class B	19,046	573,048
Nibe Industrier AB, Class B	130,867	545,551
Saab AB, Class B(x)	26,545	1,741,299
Sagax AB, Class B(x)	18,372	342,438
Sandvik AB	87,583	3,347,009
Securitas AB, Class B	39,095	657,206
Skandinaviska Enskilda Banken AB, Class A(x)	123,401	2,267,196
Skanska AB, Class B(x)	28,701	774,063
SKF AB, Class B	29,047	693,764
Svenska Cellulosa AB SCA, Class B(x)	51,705	598,468
Svenska Handelsbanken AB, Class A(x)	119,243	1,556,984
Swedbank AB, Class A	69,304	2,353,018
Swedish Orphan Biovitrum AB*	16,219	678,090
Tele2 AB, Class B	43,760	899,542
Telefonaktiebolaget LM Ericsson, Class B(x)	235,498	2,667,518
Telia Co. AB(x)	187,431	958,436
Trelleborg AB, Class B	16,961	631,990
Volvo AB, Class B(x)	132,990	4,338,782

		54,549,555

Switzerland (4.2%)
ABB Ltd. (Registered)	129,708	10,549,500
Avolta AG	7,138	428,176
Banque Cantonale Vaudoise (Registered)(x)	2,117	342,970
Barry Callebaut AG (Registered)	294	515,481
Belimo Holding AG (Registered)	789	637,724

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
BKW AG	1,590	$313,170
Chocoladefabriken Lindt & Spruengli AG	78	1,095,241
Chocoladefabriken Lindt & Spruengli AG (Registered)	8	1,137,776
Cie Financiere Richemont SA (Registered)	44,489	7,927,623
DSM-Firmenich AG	14,949	1,067,667
EMS-Chemie Holding AG (Registered)(x)	522	407,610
Galderma Group AG	15,027	2,913,139
Geberit AG (Registered)	2,788	1,886,591
Givaudan SA (Registered)	764	2,584,085
Helvetia Baloise Holding AG	6,689	1,727,834
Julius Baer Group Ltd.	16,526	1,217,777
Kuehne + Nagel International AG (Registered)(x)	4,149	947,865
Logitech International SA (Registered)	12,468	1,139,185
Lonza Group AG (Registered)	5,874	3,758,122
Partners Group Holding AG(x)	1,886	2,026,250
Sandoz Group AG	34,592	2,713,343
Schindler Holding AG	3,553	1,170,078
Schindler Holding AG (Registered)	1,870	588,157
SGS SA (Registered)	13,713	1,451,408
Sika AG (Registered)	12,430	2,067,225
Sonova Holding AG (Registered)	4,047	917,346
Straumann Holding AG (Registered)(x)	9,375	978,013
Swatch Group AG (The)(x)	2,256	501,505
Swiss Life Holding AG (Registered)	2,398	2,628,361
Swiss Prime Site AG (Registered)	6,514	1,103,639
Swisscom AG (Registered)	2,150	1,794,731
UBS Group AG (Registered)	262,716	10,218,079
VAT Group AG(m)	2,213	1,365,178
Zurich Insurance Group AG	12,112	8,635,862

		78,756,711

United Arab Emirates (0.0%)
NMC Health plc(r)*	12,466	—

United Kingdom (9.8%)
3i Group plc	83,139	2,724,215
Admiral Group plc	20,506	865,087
Associated British Foods plc	27,337	684,193
AstraZeneca plc	128,350	25,069,069
Autotrader Group plc(m)	61,310	383,513
Aviva plc	254,648	2,028,402
BAE Systems plc	248,037	7,220,104
Barclays plc	1,145,494	6,036,122
Barratt Redrow plc	104,026	363,874
British American Tobacco plc	180,272	10,500,968
BT Group plc	505,138	1,415,891
Bunzl plc	25,425	761,727
Centrica plc	400,831	1,133,798
CK Hutchison Holdings Ltd.	223,652	1,718,855
Coca-Cola Europacific Partners plc	16,465	1,492,882
Compass Group plc	141,199	3,923,034
Diageo plc	184,255	3,423,513
Entain plc	50,354	380,232
Halma plc	30,914	1,570,569
HSBC Holdings plc	1,421,393	23,258,572
Imperial Brands plc	62,352	2,537,691
Informa plc	109,625	1,092,865
International Consolidated Airlines Group SA	101,475	484,980
Intertek Group plc	13,028	635,204
J Sainsbury plc	133,053	597,493
JD Sports Fashion plc	193,843	182,008
Kingfisher plc	147,753	561,057
Land Securities Group plc (REIT)	54,116	401,554
Legal & General Group plc	474,208	1,562,930
Lloyds Banking Group plc	4,873,281	6,023,155
London Stock Exchange Group plc	37,804	4,467,899
M&G plc	194,738	707,819
Marks & Spencer Group plc	164,106	737,037
Melrose Industries plc	107,798	726,122
National Grid plc	409,807	6,908,911
NatWest Group plc	660,335	4,899,720
Next plc	9,594	1,617,915
Pearson plc	48,772	639,990
Reckitt Benckiser Group plc	53,667	3,641,985
RELX plc	149,467	4,927,807
Rentokil Initial plc	217,144	1,350,121
Rolls-Royce Holdings plc	695,016	10,613,553
Sage Group plc (The)	83,135	928,510
Schroders plc	57,151	435,770
Segro plc (REIT)	108,985	947,770
Severn Trent plc	21,978	902,442
Smith & Nephew plc	66,236	1,046,302
Smiths Group plc	27,361	833,360
Spirax Group plc	6,015	538,331
SSE plc	100,926	3,484,373
Standard Chartered plc	158,846	3,298,888
Standard Life plc	60,488	547,004
Tesco plc	526,027	3,316,776
Unilever plc	180,470	10,118,360
United Utilities Group plc	55,965	978,401
Verisure plc(x)*	21,392	221,443
Vodafone Group plc	1,551,941	2,353,154
Whitbread plc	12,793	388,838
Wise plc, Class A*	54,859	658,432

		181,270,590

United States (9.0%)
Aegon Ltd.	107,726	785,419
Alcon AG	41,797	3,135,648
AP Moller - Maersk A/S, Class A(x)	258	626,728
AP Moller - Maersk A/S, Class B(x)	325	805,432
BP plc	1,301,194	10,256,770
Buzzi SpA	6,670	336,447
Experian plc	76,779	2,668,729
Ferrovial SE	42,629	2,771,669
GSK plc	336,844	9,237,898
Haleon plc	732,699	3,626,807
Holcim AG	42,404	3,518,813
InterContinental Hotels Group plc	12,153	1,600,573
Monday.com Ltd.*	2,820	194,890
Nestle SA (Registered)	213,228	21,149,860
Novartis AG (Registered)	157,338	23,888,557
QIAGEN NV	16,397	656,826
Roche Holding AG	58,143	22,958,685
Roche Holding AG (OTC US Exchange)	2,724	1,128,339
Sanofi SA	90,831	8,761,175
Schneider Electric SE	45,374	12,462,878
Shell plc	471,675	22,025,718
Spotify Technology SA*	13,054	6,330,015
Stellantis NV	164,237	1,170,214
Sunbelt Rentals Holdings, Inc.	35,007	2,235,488
Swiss Re AG(x)	25,006	4,175,776
Tenaris SA	29,201	852,947

		167,362,301

Total Common Stocks (90.7%) (Cost $903,317,503)		1,686,090,990

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Italy (0.0%)†
Telecom Italia SpA, expiring 4/1/26*	1,402,030	$13

Singapore (0.0%)†
CapitaLand Ascendas REIT, expiring 4/15/26*	9,337	872

Total Rights (0.0%)†
(Cost $—–)		885

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (3.4%)
Allspring Government Money Market Fund, Select Shares 3.60% (7 day yield) (xx)	45,000,000	45,000,000
BlackRock Liquidity FedFund, Institutional Shares 3.55% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.54% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	8,535,904	8,535,904
Morgan Stanley Institutional Liquidity Fund-Government Portfolio 3.57% (7 day yield) (xx)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.58% (7 day yield) (xx)	3,000,000	3,000,000

Total Investment Companies		62,535,904

Total Short-Term Investments (3.4%) (Cost $62,535,904)		62,535,904

Total Investments in Securities (94.1%) (Cost $965,853,407)		1,748,627,779
Other Assets Less Liabilities (5.9%)		108,745,406

Net Assets (100%)		$1,857,373,185

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the market value or fair value, as applicable, of these securities amounted to $18,307,176 or 1.0% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $114,556,164. This was collateralized by $58,179,545 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.375%, maturing 4/15/26 – 11/15/55 and by cash of $62,535,904 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of March 31, 2026	Market Value	% of Net Assets
Financials	$414,797,468	22.3%
Industrials	328,015,029	17.7
Health Care	187,625,051	10.1
Consumer Discretionary	144,229,645	7.8
Information Technology	143,703,300	7.7
Consumer Staples	121,560,424	6.5
Materials	101,689,794	5.5
Energy	72,601,560	3.9
Communication Services	71,803,369	3.9
Utilities	69,510,304	3.7
Investment Companies	62,535,904	3.4
Real Estate	30,555,931	1.6
Cash and Other	108,745,406	5.9

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,043	6/2026	EUR	66,245,058	(1,885,109)
FTSE 100 Index	306	6/2026	GBP	41,308,153	(333,268)
SPI 200 Index	112	6/2026	AUD	16,445,924	(227,549)
TOPIX Index	183	6/2026	JPY	40,404,020	(486,105)

					(2,932,031)

Forward Foreign Currency Contracts outstanding as of March 31, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	62,073,734	EUR	53,049,409	HSBC Bank plc	6/18/2026	538,227

Total unrealized appreciation						538,227

AUD	21,856,602	USD	15,609,013	HSBC Bank plc	6/18/2026	(546,340)
GBP	25,596,512	USD	34,445,802	HSBC Bank plc	6/18/2026	(574,286)
JPY	5,314,089,615	USD	33,995,992	HSBC Bank plc	6/18/2026	(292,585)
USD	1,416,048	EUR	1,231,454	Deutsche Bank AG	6/18/2026	(12,397)

Total unrealized depreciation						(1,425,608)

Net unrealized depreciation						(887,381)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$127,194,646	$—		$127,194,646
Austria	—	5,534,523	—		5,534,523
Belgium	—	15,048,375	—		15,048,375
Brazil	—	810,226	—		810,226
Chile	—	1,500,095	—		1,500,095
China	—	8,491,705	—		8,491,705
Czech Republic	—	450,119	—		450,119
Denmark	—	26,397,772	—		26,397,772
Finland	—	20,097,960	—		20,097,960
France	—	145,755,429	—		145,755,429
Germany	—	149,201,714	—		149,201,714
Hong Kong	633,062	31,040,337	—		31,673,399
Indonesia	941,800	—	—		941,800
Ireland	1,895,416	5,466,176	—		7,361,592
Israel	3,831,548	14,154,889	—		17,986,437
Italy	—	55,625,686	—		55,625,686
Ivory Coast	—	1,012,228	—		1,012,228
Japan	—	386,381,975	—		386,381,975
Luxembourg	—	2,781,309	—		2,781,309
Macau	—	1,163,423	—		1,163,423
Mexico	—	792,341	—		792,341
Netherlands	1,735,178	79,670,062	—		81,405,240
New Zealand	—	3,693,397	—		3,693,397
Nigeria	—	348,185	—		348,185
Norway	—	11,929,968	—		11,929,968
Poland	—	362,991	—		362,991
Portugal	—	3,432,152	—		3,432,152
Singapore	3,305,110	26,383,454	—		29,688,564
South Africa	—	3,909,189	—		3,909,189
South Korea	—	259,207	—		259,207
Spain	—	62,920,186	—		62,920,186
Sweden	—	54,549,555	—		54,549,555
Switzerland	—	78,756,711	—		78,756,711
United Arab Emirates	—	—	—	(a)	— (a)
United Kingdom	1,492,882	179,777,708	—		181,270,590
United States	6,524,905	160,837,396	—		167,362,301
Forward Currency Contracts	—	538,227	—		538,227
Rights
Italy	—	13	—		13
Singapore	—	872	—		872
Short-Term Investments
Investment Companies	62,535,904	—	—		62,535,904

Total Assets	$82,895,805	$1,666,270,201	$—		$1,749,166,006

Liabilities:
Forward Currency Contracts	$—	$(1,425,608)	$—		$(1,425,608)
Futures	(2,932,031)	—	—		(2,932,031)

Total Liabilities	$(2,932,031)	$(1,425,608)	$—		$(4,357,639)

Total	$79,963,774	$1,664,844,593	$—		$1,744,808,367

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$806,288,675
Aggregate gross unrealized depreciation	(79,448,924)

Net unrealized appreciation	$726,839,751

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,017,968,616

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.5%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	47,231	$1,369,227
BT Group plc	57,493	161,152
Cellnex Telecom SA(m)	4,592	149,090
Comcast Corp., Class A	24,210	695,069
Deutsche Telekom AG (Registered)	35,386	1,304,825
Elisa OYJ	1,367	66,281
HKT Trust & HKT Ltd.	36,818	57,404
Koninklijke KPN NV	36,795	204,651
NTT, Inc.	287,266	285,206
Orange SA	17,903	365,799
Singapore Telecommunications Ltd.	71,409	276,435
Swisscom AG (Registered)	249	207,855
Telecom Italia SpA (Italian Stock Exchange)*	57,947	47,863
Telecom Italia SpA (SIX Swiss Stock Exchange)*	110,527	77,416
Telefonica SA(x)	35,430	156,666
Telenor ASA	5,920	104,266
Telia Co. AB	22,681	115,980
Telstra Group Ltd.	37,869	139,473
Verizon Communications, Inc.	28,451	1,428,240

		7,212,898

Entertainment (0.7%)
Capcom Co. Ltd.	3,368	71,418
CTS Eventim AG & Co. KGaA	600	34,410
Electronic Arts, Inc.	1,520	309,882
Konami Group Corp.	1,015	126,286
Live Nation Entertainment, Inc.*	1,065	162,423
Netflix, Inc.*	28,486	2,738,929
Nexon Co. Ltd.	3,562	67,136
Nintendo Co. Ltd.	10,663	608,440
Spotify Technology SA*	1,506	730,274
Take-Two Interactive Software, Inc.*	1,174	231,865
TKO Group Holdings, Inc., Class A	447	90,138
Toho Co. Ltd.	4,900	51,689
Universal Music Group NV	10,580	205,148
Walt Disney Co. (The)	11,952	1,151,934
Warner Bros Discovery, Inc.*	16,721	459,159

		7,039,131

Interactive Media & Services (2.8%)
Alphabet, Inc., Class A	39,279	11,295,069
Alphabet, Inc., Class C	31,552	9,051,007
Autotrader Group plc(m)	8,096	50,643
CAR Group Ltd.(x)	3,638	58,832
LY Corp.	26,462	64,135
Meta Platforms, Inc., Class A	14,756	8,442,350
REA Group Ltd.(x)	508	56,263
Scout24 SE(m)	721	55,244

		29,073,543

Media (0.1%)
Charter Communications, Inc., Class A*	581	125,426
EchoStar Corp., Class A(x)*	908	106,300
Fox Corp., Class A	1,354	79,074
Fox Corp., Class B	955	50,710
Informa plc	12,377	123,388
News Corp., Class A	2,498	62,275
News Corp., Class B	824	23,492
Omnicom Group, Inc.	2,123	159,883
Paramount Skydance Corp., Class B(x)	2,097	18,915
Publicis Groupe SA	2,200	181,942
Trade Desk, Inc. (The), Class A*	2,971	67,412

		998,817

Wireless Telecommunication Services (0.2%)
Airtel Africa plc(m)	8,768	40,449
KDDI Corp.	28,166	482,340
SoftBank Corp.	276,520	369,028
SoftBank Group Corp.	35,692	857,826
Tele2 AB, Class B	5,263	108,188
T-Mobile US, Inc.	3,197	671,466
Vodafone Group plc	180,300	273,383

		2,802,680

Total Communication Services		47,127,069

Consumer Discretionary (5.2%)
Automobile Components (0.1%)
Aisin Corp.	4,737	65,573
Aptiv plc*	1,435	99,646
Bridgestone Corp.	11,002	228,356
Cie Generale des Etablissements Michelin SCA	6,280	213,849
Continental AG	1,058	72,730
Denso Corp.	16,824	208,888
Sumitomo Electric Industries Ltd.	6,921	387,543

		1,276,585

Automobiles (1.2%)
Bayerische Motoren Werke AG	2,698	243,668
Bayerische Motoren Werke AG (Preference)(q)	526	47,258
Dr Ing hc F Porsche AG (Preference)(m)(q)(x)	1,095	49,072
Ferrari NV	1,212	408,529
Ford Motor Co.	26,438	305,095
General Motors Co.	6,099	454,376
Honda Motor Co. Ltd.	35,577	287,981
Isuzu Motors Ltd.	5,101	73,274
Mercedes-Benz Group AG	6,945	420,760
Nissan Motor Co. Ltd.*	21,413	45,452
Porsche Automobil Holding SE (Preference)(q)	1,472	52,949
Renault SA	1,848	62,702
Stellantis NV	19,384	138,114
Subaru Corp.	5,593	89,350
Suzuki Motor Corp.	15,115	181,093
Tesla, Inc.*	18,975	7,053,956
Toyota Motor Corp.	91,190	1,890,305
Volkswagen AG (Preference)(q)	1,982	198,481
Yamaha Motor Co. Ltd.(x)	8,806	62,768

		12,065,183

Broadline Retail (1.5%)
Amazon.com, Inc.*	65,907	13,726,451
eBay, Inc.	3,049	277,520
Next plc	1,118	188,538
Pan Pacific International Holdings Corp.	18,300	112,256
Prosus NV	12,582	575,161
Rakuten Group, Inc.*	14,589	68,046
Ryohin Keikaku Co. Ltd.	4,900	104,206
Sea Ltd. (ADR)*	3,806	315,175
Wesfarmers Ltd.	10,917	553,409

		15,920,762

Distributors (0.0%)†
D’ieteren Group	206	38,085
Genuine Parts Co.	939	99,299
Pool Corp.	221	44,715

		182,099

Diversified Consumer Services (0.0%)†
Pearson plc	5,501	72,185

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Hotels, Restaurants & Leisure (0.8%)
Accor SA	1,805	$86,482
Airbnb, Inc., Class A*	2,858	360,908
Amadeus IT Group SA	4,331	246,197
Aristocrat Leisure Ltd.	5,319	169,008
Booking Holdings, Inc.	217	913,639
Carnival Corp.	7,760	200,829
Chipotle Mexican Grill, Inc.*	8,787	281,272
Compass Group plc	16,353	454,347
Darden Restaurants, Inc.	777	152,323
Delivery Hero SE(m)*	1,876	33,478
Domino’s Pizza, Inc.	210	75,346
DoorDash, Inc., Class A*	2,522	378,678
Entain plc	5,841	44,106
Evolution AB(m)	1,278	79,704
Expedia Group, Inc.	789	182,172
Galaxy Entertainment Group Ltd.	19,292	86,973
Hilton Worldwide Holdings, Inc.	1,547	470,412
InterContinental Hotels Group plc	1,385	182,407
Las Vegas Sands Corp.	2,040	109,915
Lottery Corp. Ltd. (The)	21,397	79,752
Marriott International, Inc., Class A	1,484	485,372
McDonald’s Corp.	4,805	1,493,346
MGM Resorts International*	1,294	47,891
Norwegian Cruise Line Holdings Ltd.*	3,071	57,428
Oriental Land Co. Ltd.	10,338	175,992
Royal Caribbean Cruises Ltd.	1,697	466,980
Sands China Ltd.(x)	23,149	49,200
Sodexo SA(x)	851	43,686
Starbucks Corp.	7,686	688,589
Whitbread plc	1,624	49,361
Wynn Resorts Ltd.	570	57,884
Yum! Brands, Inc.	1,873	291,214
Zensho Holdings Co. Ltd.	881	51,103

		8,545,994

Household Durables (0.3%)
Barratt Redrow plc	13,019	45,539
DR Horton, Inc.	1,818	249,466
Garmin Ltd.	1,103	255,907
Lennar Corp., Class A	1,456	126,439
NVR, Inc.*	19	125,207
Panasonic Holdings Corp.	22,436	372,531
PulteGroup, Inc.	1,296	152,423
Sekisui House Ltd.	5,734	128,006
Sony Group Corp.	59,165	1,220,358

		2,675,876

Leisure Products (0.0%)†
Bandai Namco Holdings, Inc.	5,659	139,780
Hasbro, Inc.	899	84,146
Shimano, Inc.	696	72,935

		296,861

Specialty Retail (0.8%)
AutoZone, Inc.*	112	378,311
Avolta AG	845	50,688
Best Buy Co., Inc.	1,315	84,423
Carvana Co.*	954	299,919
Fast Retailing Co. Ltd.	1,795	714,432
H & M Hennes & Mauritz AB, Class B	4,745	88,463
Home Depot, Inc. (The)	6,716	2,208,825
Industria de Diseno Textil SA	10,489	603,076
JD Sports Fashion plc	23,776	22,324
Kingfisher plc	16,466	62,526
Lowe’s Cos., Inc.	3,785	894,320
Nitori Holdings Co. Ltd.	3,850	61,148
O’Reilly Automotive, Inc.*	5,680	524,321
Ross Stores, Inc.	2,182	472,687
Sanrio Co. Ltd.	8,500	52,451
TJX Cos., Inc. (The)	7,492	1,196,472
Tractor Supply Co.	3,565	161,494
Ulta Beauty, Inc.*	299	156,290
Williams-Sonoma, Inc.	805	146,776
Zalando SE(m)*	2,159	51,652
ZOZO, Inc.	4,334	30,311

		8,260,909

Textiles, Apparel & Luxury Goods (0.5%)
adidas AG	1,644	259,072
Asics Corp.	6,752	179,544
Cie Financiere Richemont SA (Registered)	5,171	921,435
Deckers Outdoor Corp.*	958	95,886
Hermes International SCA	305	582,520
Kering SA	716	216,509
Lululemon Athletica, Inc.*	720	110,232
LVMH Moet Hennessy Louis Vuitton SE	2,394	1,330,741
Moncler SpA	2,246	135,360
NIKE, Inc., Class B	8,039	424,620
Pandora A/S	759	53,309
Ralph Lauren Corp.	261	89,781
Swatch Group AG (The)(x)	278	61,799
Tapestry, Inc.	1,366	192,756

		4,653,564

Total Consumer Discretionary		53,950,018

Consumer Staples (3.3%)
Beverages (0.6%)
Anheuser-Busch InBev SA/NV	9,505	659,554
Asahi Group Holdings Ltd.	14,661	147,137
Brown-Forman Corp., Class B	1,153	30,485
Carlsberg A/S, Class B	904	112,797
Coca-Cola Co. (The)	26,120	1,986,426
Coca-Cola Europacific Partners plc	1,998	181,159
Coca-Cola HBC AG	2,097	118,877
Constellation Brands, Inc., Class A	948	142,200
Davide Campari-Milano NV(x)	5,918	42,149
Diageo plc	21,411	397,823
Heineken Holding NV	1,246	89,124
Heineken NV	2,769	213,084
Keurig Dr Pepper, Inc.	9,166	241,341
Kirin Holdings Co. Ltd.	7,482	119,042
Molson Coors Beverage Co., Class B(x)	1,142	49,174
Monster Beverage Corp.*	4,812	348,677
PepsiCo, Inc.	9,220	1,431,774
Pernod Ricard SA	1,940	144,800
Suntory Beverage & Food Ltd.	1,335	37,751

		6,493,374

Consumer Staples Distribution & Retail (1.0%)
Aeon Co. Ltd.	21,468	256,233
Carrefour SA	5,663	104,402
Coles Group Ltd.	12,903	195,840
Costco Wholesale Corp.	2,995	2,984,308
Dollar General Corp.	1,485	176,314
Dollar Tree, Inc.*	1,248	136,668
J Sainsbury plc	16,524	74,203
Jeronimo Martins SGPS SA	2,722	65,298
Kesko OYJ, Class B	2,626	58,112
Koninklijke Ahold Delhaize NV	8,569	400,034
Kroger Co. (The)	3,928	284,230
Marks & Spencer Group plc	19,776	88,818
MatsukiyoCocokara & Co.	3,184	50,882
Seven & i Holdings Co. Ltd.	20,286	273,037
Sysco Corp.	3,231	230,467
Target Corp.	3,055	370,266
Tesco plc	61,404	387,173

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Tsuruha Holdings, Inc.	2,220	$35,044
Walmart, Inc.	29,635	3,683,038
Woolworths Group Ltd.	11,745	295,735

		10,150,102

Food Products (0.6%)
Ajinomoto Co., Inc.	8,750	245,338
Archer-Daniels-Midland Co.	3,242	235,661
Associated British Foods plc	3,097	77,512
Barry Callebaut AG (Registered)	34	59,613
Bunge Global SA	913	116,134
Campbell’s Co. (The)(x)	1,328	29,575
Chocoladefabriken Lindt & Spruengli AG	9	126,374
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	142,222
Conagra Brands, Inc.	3,227	50,728
Danone SA	6,225	499,943
General Mills, Inc.	3,600	133,992
Hershey Co. (The)	1,000	207,890
Hormel Foods Corp.	1,967	44,553
J M Smucker Co. (The)	720	69,437
JDE Peet’s NV	1,643	60,493
Kerry Group plc, Class A	1,547	122,516
Kikkoman Corp.	6,505	59,297
Kraft Heinz Co. (The)	5,750	129,317
Lotus Bakeries NV	4	45,458
Magnum Ice Cream Co. NV (The) (Amsterdam Stock Exchange)*	24	354
Magnum Ice Cream Co. NV (The) (London Stock Exchange)*	4,685	68,770
McCormick & Co., Inc. (Non-Voting)	1,711	86,303
Mondelez International, Inc., Class A	8,648	498,471
Mowi ASA	4,562	103,624
Nestle SA (Registered)	24,783	2,458,200
Orkla ASA	6,739	84,754
Salmar ASA	651	38,028
Tyson Foods, Inc., Class A	1,903	121,925
WH Group Ltd.(m)	80,058	105,491
Wilmar International Ltd.	18,516	55,784

		6,077,757

Household Products (0.4%)
Church & Dwight Co., Inc.	1,597	149,032
Clorox Co. (The)	816	84,562
Colgate-Palmolive Co.	5,438	463,481
Essity AB, Class B	5,798	149,462
Henkel AG & Co. KGaA	999	71,549
Henkel AG & Co. KGaA (Preference)(q)	1,541	118,399
Kimberly-Clark Corp.	2,239	215,996
Procter & Gamble Co. (The)	15,679	2,264,675
Reckitt Benckiser Group plc	6,204	421,020
Unicharm Corp.	10,728	62,471

		4,000,647

Personal Care Products (0.3%)
Beiersdorf AG	933	82,545
Estee Lauder Cos., Inc. (The), Class A	1,668	119,712
Kao Corp.(x)	4,344	169,742
Kenvue, Inc.	12,927	222,862
L’Oreal SA	2,310	947,251
Shiseido Co. Ltd.(x)	3,843	78,819
Unilever plc	21,134	1,184,914

		2,805,845

Tobacco (0.4%)
Altria Group, Inc.	11,325	747,337
British American Tobacco plc	20,952	1,220,468
Imperial Brands plc	7,244	294,827
Japan Tobacco, Inc.	11,530	442,411
Philip Morris International, Inc.	10,502	1,736,401

		4,441,444

Total Consumer Staples		33,969,169

Energy (2.3%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	6,667	407,020
Halliburton Co.	5,651	220,333
SLB Ltd.	10,088	518,422
Tenaris SA	3,607	105,359

		1,251,134

Oil, Gas & Consumable Fuels (2.2%)
Aker BP ASA	3,038	111,533
APA Corp.	2,393	101,559
Bollore SE	6,751	38,587
BP plc	151,422	1,193,597
Chevron Corp.	12,647	2,616,664
ConocoPhillips	8,266	1,091,112
Coterra Energy, Inc.	5,118	179,847
Devon Energy Corp.	4,185	210,589
Diamondback Energy, Inc.	1,257	248,622
ENEOS Holdings, Inc.	26,042	232,395
Eni SpA	19,667	558,470
EOG Resources, Inc.	3,661	529,271
EQT Corp.	4,210	267,924
Equinor ASA	7,374	312,113
Expand Energy Corp.	1,607	176,416
Exxon Mobil Corp.	28,194	4,783,394
Galp Energia SGPS SA	4,011	97,513
Idemitsu Kosan Co. Ltd.	7,437	72,300
Inpex Corp.	8,501	249,435
Kinder Morgan, Inc.	13,208	442,864
Marathon Petroleum Corp.	1,990	485,918
Neste OYJ	4,067	131,340
Occidental Petroleum Corp.	4,852	315,380
OMV AG	1,416	102,834
ONEOK, Inc.	4,245	383,706
Phillips 66	2,718	495,165
Repsol SA	10,848	304,787
Santos Ltd.	31,222	171,467
Shell plc	54,818	2,559,826
Targa Resources Corp.	1,448	363,057
Texas Pacific Land Corp.	391	185,553
TotalEnergies SE	19,102	1,763,750
Valero Energy Corp.	2,058	508,491
Williams Cos., Inc. (The)	8,239	599,634
Woodside Energy Group Ltd.	18,278	435,941

		22,321,054

Total Energy		23,572,188

Financials (9.2%)
Banks (4.1%)
ABN AMRO Bank NV (CVA)(m)	5,606	179,309
AIB Group plc	20,542	218,483
ANZ Group Holdings Ltd.	28,990	728,759
Banca Monte dei Paschi di Siena SpA	18,986	165,428
Banco Bilbao Vizcaya Argentaria SA	54,912	1,198,527
Banco BPM SpA	10,924	152,624
Banco Comercial Portugues SA, Class R	71,161	69,760
Banco de Sabadell SA	48,295	173,635
Banco Santander SA	141,290	1,598,741
Bank Hapoalim BM	12,024	281,438
Bank Leumi Le-Israel BM	14,251	317,587
Bank of America Corp.	44,769	2,182,489
Bank of Ireland Group plc	9,158	167,596
Bankinter SA(x)	6,481	102,028

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Banque Cantonale Vaudoise (Registered)(x)	290	$46,982
Barclays plc	133,122	701,480
BAWAG Group AG(m)	740	112,945
BNP Paribas SA	9,667	920,888
BOC Hong Kong Holdings Ltd.	35,704	196,733
BPER Banca SpA	14,164	184,894
CaixaBank SA	37,155	445,800
Chiba Bank Ltd. (The)	5,455	70,285
Citigroup, Inc.	11,790	1,337,104
Citizens Financial Group, Inc.	2,867	171,934
Commerzbank AG	7,046	252,962
Commonwealth Bank of Australia	16,096	1,880,126
Credit Agricole SA	10,181	191,129
Danske Bank A/S	6,423	311,825
DBS Group Holdings Ltd.	20,448	908,573
DNB Bank ASA	8,524	265,842
Erste Group Bank AG	2,960	319,845
Fifth Third Bancorp	6,072	282,105
FinecoBank Banca Fineco SpA	5,879	130,531
HSBC Holdings plc	165,196	2,703,139
Huntington Bancshares, Inc.	13,694	214,311
ING Groep NV	28,087	733,893
Intesa Sanpaolo SpA	133,983	814,445
Israel Discount Bank Ltd., Class A	11,760	117,910
Japan Post Bank Co. Ltd.	17,179	282,631
JPMorgan Chase & Co.	18,190	5,350,770
KBC Group NV	2,209	270,037
KeyCorp	6,322	126,756
Lloyds Banking Group plc	566,347	699,979
M&T Bank Corp.	1,024	211,681
Mitsubishi UFJ Financial Group, Inc.	108,436	1,832,099
Mizrahi Tefahot Bank Ltd.	1,499	108,699
Mizuho Financial Group, Inc.	23,971	956,799
National Australia Bank Ltd.	29,504	853,296
NatWest Group plc	76,905	570,639
Nordea Bank Abp	29,720	511,560
Oversea-Chinese Banking Corp. Ltd.	32,541	560,453
PNC Financial Services Group, Inc. (The)	2,725	567,045
Raiffeisen Bank International AG*	1,265	54,110
Regions Financial Corp.	5,856	152,959
Resona Holdings, Inc.	20,006	222,606
Skandinaviska Enskilda Banken AB, Class A(x)	14,556	267,431
Societe Generale SA	6,637	484,608
Standard Chartered plc	18,455	383,270
Sumitomo Mitsui Financial Group, Inc.	35,297	1,163,518
Sumitomo Mitsui Trust Group, Inc.	6,068	193,102
Svenska Handelsbanken AB, Class A(x)	14,022	183,089
Swedbank AB, Class A(x)	8,163	277,151
Truist Financial Corp.	8,517	391,526
UniCredit SpA	13,484	971,623
United Overseas Bank Ltd.	12,017	345,628
US Bancorp	10,487	545,429
Wells Fargo & Co.	20,865	1,661,063
Westpac Banking Corp.	32,897	903,719
Yokohama Financial Group, Inc.	9,909	88,095

		42,043,456

Capital Markets (1.7%)
3i Group plc	9,551	312,958
Ameriprise Financial, Inc.	616	273,750
Amundi SA(m)	595	51,174
Ares Management Corp., Class A	1,390	151,649
ASX Ltd.	1,868	67,818
Bank of New York Mellon Corp. (The)	4,643	550,799
BlackRock, Inc.	973	935,744
Blackstone, Inc.	5,051	580,814
Cboe Global Markets, Inc.	706	198,435
Charles Schwab Corp. (The)	11,269	1,059,061
CME Group, Inc.	2,433	718,587
Coinbase Global, Inc., Class A*	1,505	262,788
CVC Capital Partners plc(m)(x)	2,044	26,797
Daiwa Securities Group, Inc.	12,850	120,869
Deutsche Bank AG (Registered)	17,454	510,739
Deutsche Boerse AG	1,811	526,523
EQT AB	4,747	145,773
Euronext NV(m)	748	120,352
FactSet Research Systems, Inc.	250	54,248
Franklin Resources, Inc.(x)	2,073	48,964
Futu Holdings Ltd. (ADR)*	516	70,568
Goldman Sachs Group, Inc. (The)	2,024	1,712,284
Hong Kong Exchanges & Clearing Ltd.	11,570	586,429
Interactive Brokers Group, Inc., Class A	3,005	201,545
Intercontinental Exchange, Inc.	3,831	602,540
Invesco Ltd.	2,996	72,773
Japan Exchange Group, Inc.	9,452	109,746
Julius Baer Group Ltd.	1,980	145,903
KKR & Co., Inc.	4,631	428,368
London Stock Exchange Group plc	4,408	520,963
Macquarie Group Ltd.	3,482	494,027
Moody’s Corp.	1,035	451,519
Morgan Stanley	8,117	1,335,815
MSCI, Inc.	496	267,349
Nasdaq, Inc.	3,030	257,217
Nomura Holdings, Inc.	28,873	228,374
Northern Trust Corp.	1,257	175,439
Partners Group Holding AG(x)	218	234,211
Raymond James Financial, Inc.	1,183	171,287
Robinhood Markets, Inc., Class A*	5,332	369,508
S&P Global, Inc.	2,064	877,902
SBI Holdings, Inc.	5,432	101,184
Schroders plc	6,968	53,130
Singapore Exchange Ltd.	8,250	126,587
State Street Corp.	1,883	238,312
T. Rowe Price Group, Inc.	1,475	132,957
UBS Group AG (Registered)	30,533	1,187,551

		17,871,330

Consumer Finance (0.2%)
American Express Co.	3,613	1,092,860
Capital One Financial Corp.	4,217	769,307
Synchrony Financial	2,345	159,507

		2,021,674

Financial Services (1.5%)
Adyen NV(m)*	243	243,158
Apollo Global Management, Inc.	3,133	349,079
Banca Mediolanum SpA	2,150	43,667
Berkshire Hathaway, Inc., Class B*	12,372	5,928,662
Block, Inc., Class A*	3,695	222,365
Corpay, Inc.*	472	137,347
EXOR NV	899	68,901
Fidelity National Information Services, Inc.	3,494	163,904
Fiserv, Inc.*	3,629	202,498
Global Payments, Inc.	1,606	108,084
Groupe Bruxelles Lambert NV	768	69,421
Industrivarden AB, Class A	1,041	51,804
Industrivarden AB, Class C	1,501	74,756
Infratil Ltd.	9,126	61,444
Investor AB, Class B	17,519	663,176

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Jack Henry & Associates, Inc.	487	$76,966
L E Lundbergforetagen AB, Class B	731	41,752
M&G plc	22,002	79,971
Mastercard, Inc., Class A	5,495	2,745,632
Mitsubishi HC Capital, Inc.	8,481	75,772
ORIX Corp.	11,213	335,941
PayPal Holdings, Inc.	6,211	280,924
Poste Italiane SpA(m)	4,395	103,404
Sofina SA	159	38,522
Sony Financial Group, Inc.(x)	58,465	53,261
Visa, Inc., Class A	11,342	3,428,006
Washington H Soul Pattinson & Co. Ltd.(x)	3,287	91,881
Wise plc, Class A*	6,405	76,875

		15,817,173

Insurance (1.7%)
Admiral Group plc	2,503	105,594
Aegon Ltd.	12,099	88,213
Aflac, Inc.	3,149	345,477
Ageas SA/NV	1,434	105,029
AIA Group Ltd.	100,957	1,134,136
Allianz SE (Registered)	3,659	1,516,245
Allstate Corp. (The)	1,754	363,674
American International Group, Inc.	3,620	272,405
Aon plc, Class A	1,447	467,063
Arch Capital Group Ltd.*	2,412	231,528
Arthur J Gallagher & Co.	1,734	375,550
ASR Nederland NV	1,508	103,889
Assurant, Inc.	338	73,620
Aviva plc	29,397	234,162
AXA SA	16,080	737,198
Brown & Brown, Inc.	1,975	128,790
Chubb Ltd.	2,454	799,832
Cincinnati Financial Corp.	1,053	165,689
Daiichi Life Group, Inc.	33,772	308,611
Erie Indemnity Co., Class A	171	42,974
Everest Group Ltd.	275	89,884
Generali	8,195	330,429
Gjensidige Forsikring ASA	1,923	50,199
Globe Life, Inc.	537	74,734
Hannover Rueck SE	580	179,512
Hartford Insurance Group, Inc. (The)	1,882	254,503
Helvetia Baloise Holding AG	765	197,607
Insurance Australia Group Ltd.	22,739	114,431
Japan Post Holdings Co. Ltd.	17,181	197,111
Japan Post Insurance Co. Ltd.	5,430	54,858
Legal & General Group plc	54,773	180,525
Loews Corp.	1,140	121,684
Mapfre SA	8,882	39,760
Marsh & McLennan Cos., Inc.	3,266	566,488
Medibank Pvt. Ltd.	26,981	81,653
MetLife, Inc.	3,714	262,654
MS&AD Insurance Group Holdings, Inc.	12,418	324,972
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,257	783,022
NN Group NV	2,528	197,743
Phoenix Financial Ltd.	2,192	116,438
Principal Financial Group, Inc.	1,335	120,297
Progressive Corp. (The)	3,954	783,841
Prudential Financial, Inc.	2,348	229,376
Prudential plc	24,478	341,354
QBE Insurance Group Ltd.	14,474	212,667
Sampo OYJ, Class A	23,100	247,526
Sompo Holdings, Inc.	8,519	332,866
Standard Life plc	6,710	60,680
Suncorp Group Ltd.	10,410	116,136
Swiss Life Holding AG (Registered)	274	300,321
Swiss Re AG(x)	2,873	479,765
T&D Holdings, Inc.	4,402	111,882
Talanx AG	621	75,575
Tokio Marine Holdings, Inc.	17,715	827,251
Travelers Cos., Inc. (The)	1,459	425,561
Tryg A/S	3,233	77,390
Unipol Assicurazioni SpA	3,449	80,739
W.R. Berkley Corp.	2,010	133,223
Willis Towers Watson plc	641	186,339
Zurich Insurance Group AG	1,408	1,003,905

		17,964,580

Total Financials		95,718,213

Health Care (5.5%)
Biotechnology (0.8%)
AbbVie, Inc.	11,924	2,593,351
Amgen, Inc.	3,633	1,278,271
Argenx SE*	595	433,523
Biogen, Inc.*	990	181,497
CSL Ltd.	4,666	458,381
Genmab A/S*	587	157,058
Gilead Sciences, Inc.	8,370	1,166,527
Grifols SA(x)	2,868	30,122
Incyte Corp.*	1,128	106,167
Moderna, Inc.*	2,346	119,177
Regeneron Pharmaceuticals, Inc.	680	525,395
Swedish Orphan Biovitrum AB*	1,890	79,018
Vertex Pharmaceuticals, Inc.*	1,714	765,370

		7,893,857

Health Care Equipment & Supplies (0.9%)
Abbott Laboratories	11,732	1,204,524
Alcon AG	4,804	360,400
Align Technology, Inc.*	450	77,144
Baxter International, Inc.	3,471	58,313
Becton Dickinson & Co.	1,921	302,039
BioMerieux	398	42,384
Boston Scientific Corp.*	10,005	627,814
Cochlear Ltd.	629	73,867
Coloplast A/S, Class B(x)	1,212	82,638
Cooper Cos., Inc. (The)*	1,322	94,523
Demant A/S(x)*	925	28,112
Dexcom, Inc.*	2,597	163,092
Edwards Lifesciences Corp.*	3,915	313,513
EssilorLuxottica SA	2,896	674,001
Fisher & Paykel Healthcare Corp. Ltd.	5,646	122,298
GE HealthCare Technologies, Inc.	3,075	218,878
Hologic, Inc.*	1,502	113,536
Hoya Corp.	3,297	568,719
IDEXX Laboratories, Inc.*	539	302,859
Insulet Corp.*	475	99,674
Intuitive Surgical, Inc.*	2,396	1,104,532
Koninklijke Philips NV	7,406	202,848
Medtronic plc	8,649	749,436
Olympus Corp.	10,714	102,002
ResMed, Inc.	983	220,664
Siemens Healthineers AG(m)	3,253	136,464
Smith & Nephew plc	7,761	122,597
Solventum Corp.*	995	64,973
Sonova Holding AG (Registered)	487	110,390
STERIS plc	662	146,388
Straumann Holding AG (Registered)(x)	1,073	111,937
Stryker Corp.	2,324	763,643
Sysmex Corp.	4,827	42,081
Terumo Corp.	12,820	171,656
Zimmer Biomet Holdings, Inc.	1,337	120,892

		9,698,831

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (0.6%)
Cardinal Health, Inc.	1,588	$335,560
Cencora, Inc.	1,312	412,152
Centene Corp.*	3,152	103,196
Cigna Group (The)	1,777	474,015
CVS Health Corp.	8,583	616,431
DaVita, Inc.*	225	34,580
Elevance Health, Inc.	1,489	435,905
Fresenius Medical Care AG	2,116	94,144
Fresenius SE & Co. KGaA	4,061	208,023
HCA Healthcare, Inc.	1,056	499,741
Henry Schein, Inc.*	675	49,748
Humana, Inc.	814	141,139
Labcorp Holdings, Inc.	559	149,147
McKesson Corp.	826	714,787
Quest Diagnostics, Inc.	742	145,417
Sigma Healthcare Ltd.	49,940	91,824
Sonic Healthcare Ltd.	4,514	63,893
UnitedHealth Group, Inc.	6,111	1,653,576
Universal Health Services, Inc., Class B	373	66,756

		6,290,034

Health Care Technology (0.0%)†
M3, Inc.*	4,209	42,970
Pro Medicus Ltd.(x)	554	45,769

		88,739

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	1,908	217,474
Bio-Techne Corp.	1,056	55,187
Charles River Laboratories International, Inc.*	332	57,270
Danaher Corp.	4,245	804,852
Eurofins Scientific SE	1,138	83,224
IQVIA Holdings, Inc.*	1,144	195,098
Lonza Group AG (Registered)	675	431,858
Mettler-Toledo International, Inc.*	137	172,784
QIAGEN NV	1,988	79,635
Revvity, Inc.(x)	765	67,022
Sartorius AG (Preference)(q)	252	61,495
Sartorius Stedim Biotech	281	55,015
Thermo Fisher Scientific, Inc.	2,535	1,246,028
Waters Corp.*	662	197,144
West Pharmaceutical Services, Inc.	485	121,560

		3,845,646

Pharmaceuticals (2.8%)
Astellas Pharma, Inc.	17,382	283,796
AstraZeneca plc	14,917	2,913,559
Bayer AG (Registered)	9,448	429,516
Bristol-Myers Squibb Co.	13,739	833,270
Chugai Pharmaceutical Co. Ltd.	6,417	355,042
Daiichi Sankyo Co. Ltd.	17,347	305,836
Eisai Co. Ltd.	2,530	78,625
Eli Lilly & Co.	5,346	4,917,091
Financiere de Tubize SA	193	47,719
Galderma Group AG	1,487	288,270
GSK plc	39,199	1,075,027
Haleon plc	85,638	423,902
Ipsen SA	363	68,074
Johnson & Johnson	16,259	3,974,350
Kyowa Kirin Co. Ltd.	2,269	37,481
Merck & Co., Inc.	16,746	2,014,376
Merck KGaA	1,242	154,243
Novartis AG (Registered)	18,286	2,776,355
Novo Nordisk A/S, Class B	30,977	1,141,477
Orion OYJ, Class B	1,051	85,000
Otsuka Holdings Co. Ltd.	4,211	297,240
Pfizer, Inc.	38,360	1,077,149
Recordati Industria Chimica e Farmaceutica SpA	1,106	62,914
Roche Holding AG	6,758	2,668,504
Roche Holding AG (OTC US Exchange)	308	127,580
Sandoz Group AG	4,019	315,244
Sanofi SA	10,556	1,018,187
Shionogi & Co. Ltd.	7,315	162,752
Takeda Pharmaceutical Co. Ltd.	15,313	564,910
Teva Pharmaceutical Industries Ltd. (ADR)*	11,026	332,103
UCB SA	1,216	366,273
Viatris, Inc.	7,771	104,986
Zoetis, Inc.	2,848	336,662

		29,637,513

Total Health Care		57,454,620

Industrials (7.0%)
Aerospace & Defense (1.5%)
Airbus SE	5,715	1,073,422
Axon Enterprise, Inc.*	532	225,935
BAE Systems plc	28,860	840,085
Boeing Co. (The)*	5,298	1,054,461
CSG NV*	1,923	51,744
Dassault Aviation SA	188	69,729
Elbit Systems Ltd.	268	224,504
GE Aerospace	7,076	2,007,957
General Dynamics Corp.	1,712	587,593
Hensoldt AG	611	53,041
Howmet Aerospace, Inc.	2,705	623,394
Huntington Ingalls Industries, Inc.	265	100,673
Kongsberg Gruppen ASA	4,228	181,035
L3Harris Technologies, Inc.	1,260	434,889
Leonardo SpA	3,891	261,351
Lockheed Martin Corp.	1,366	825,597
Melrose Industries plc	12,082	81,384
MTU Aero Engines AG	517	185,088
Northrop Grumman Corp.	900	614,016
Rheinmetall AG	442	737,124
Rolls-Royce Holdings plc	80,778	1,233,557
RTX Corp.	9,056	1,746,902
Saab AB, Class B(x)	3,079	201,976
Safran SA	3,420	1,118,487
Singapore Technologies Engineering Ltd.	15,034	128,130
Textron, Inc.	1,175	102,883
Thales SA	891	261,604
TransDigm Group, Inc.	381	441,564

		15,468,125

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	800	132,856
Deutsche Post AG	8,847	456,250
DSV A/S	1,965	469,447
Expeditors International of Washington, Inc.	904	129,480
FedEx Corp.	1,459	519,667
InPost SA*	2,403	42,185
United Parcel Service, Inc., Class B	4,986	490,523

		2,240,408

Building Products (0.3%)
A.O. Smith Corp.	759	50,048
AGC, Inc.	1,870	65,947
Allegion plc	580	84,268
Assa Abloy AB, Class B	9,637	345,587
Belimo Holding AG (Registered)	95	76,786
Builders FirstSource, Inc.*	746	61,418
Carrier Global Corp.	5,301	298,499
Cie de Saint-Gobain SA	4,282	352,388
Daikin Industries Ltd.	2,503	303,654

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Geberit AG (Registered)	326	$220,598
Johnson Controls International plc	4,129	540,693
Kingspan Group plc	1,471	124,166
Lennox International, Inc.(x)	215	99,788
Masco Corp.	1,374	82,948
Nibe Industrier AB, Class B	14,569	60,735
ROCKWOOL A/S, Class B	931	25,989
Trane Technologies plc	1,493	622,193

		3,415,705

Commercial Services & Supplies (0.2%)
Brambles Ltd.	13,055	203,996
Cintas Corp.	2,293	387,838
Copart, Inc.*	6,008	199,466
Dai Nippon Printing Co. Ltd.	3,758	68,242
Rentokil Initial plc	24,284	150,989
Republic Services, Inc.	1,358	297,429
Rollins, Inc.	1,980	105,752
Secom Co. Ltd.	3,826	146,908
Securitas AB, Class B	4,728	79,480
TOPPAN Holdings, Inc.	2,263	59,970
Veralto Corp.	1,675	148,104
Verisure plc*	2,485	25,724
Waste Management, Inc.	2,503	575,164

		2,449,062

Construction & Engineering (0.3%)
ACS Actividades de Construccion y Servicios SA	1,693	209,496
Bouygues SA	1,852	106,847
Comfort Systems USA, Inc.	237	326,821
Eiffage SA	659	101,178
EMCOR Group, Inc.	302	222,970
Ferrovial SE	4,938	321,061
HOCHTIEF AG	149	65,531
Kajima Corp.	4,051	153,890
Obayashi Corp.	6,158	148,297
Quanta Services, Inc.	1,006	552,314
Shimizu Corp.	4,800	86,529
Skanska AB, Class B(x)	3,272	88,245
Taisei Corp.	1,458	152,264
Vinci SA	4,756	712,294

		3,247,737

Electrical Equipment (1.0%)
ABB Ltd. (Registered)	14,976	1,218,038
AMETEK, Inc.	1,553	332,901
Eaton Corp. plc	2,620	937,095
Emerson Electric Co.	3,792	496,828
Fuji Electric Co. Ltd.	1,356	94,956
Fujikura Ltd.	14,400	391,809
GE Vernova, Inc.	1,818	1,586,932
Generac Holdings, Inc.*	396	77,351
Hubbell, Inc., Class B	359	176,176
Legrand SA	2,522	389,711
Mitsubishi Electric Corp.	18,301	597,665
Nidec Corp.*	8,004	100,734
Prysmian SpA	2,707	316,540
Rockwell Automation, Inc.	758	272,031
Schneider Electric SE	5,273	1,448,335
Siemens Energy AG	7,454	1,226,746
Vertiv Holdings Co., Class A	2,581	646,747
Vestas Wind Systems A/S	9,709	290,692

		10,601,287

Ground Transportation (0.4%)
Ayvens SA(m)	3,391	39,950
Central Japan Railway Co.	7,436	192,556
CSX Corp.	12,546	515,013
East Japan Railway Co.	9,266	211,470
Grab Holdings Ltd., Class A*	22,871	83,708
Hankyu Hanshin Holdings, Inc.	2,323	67,154
JB Hunt Transport Services, Inc.	504	106,798
MTR Corp. Ltd.	15,057	61,789
Norfolk Southern Corp.	1,515	434,805
Old Dominion Freight Line, Inc.	1,241	242,491
Seibu Holdings, Inc.	2,000	55,848
Tokyu Corp.	4,802	56,720
Uber Technologies, Inc.*	13,885	998,748
Union Pacific Corp.	4,003	971,208
West Japan Railway Co.	3,939	78,237

		4,116,495

Industrial Conglomerates (0.5%)
3M Co.	3,553	516,002
CK Hutchison Holdings Ltd.	25,919	199,198
Hikari Tsushin, Inc.	186	47,089
Hitachi Ltd.	44,025	1,286,658
Honeywell International, Inc.	4,283	968,087
Investment AB Latour, Class B	1,423	30,570
Jardine Matheson Holdings Ltd.	1,578	113,279
Keppel Ltd.	13,965	129,605
Lifco AB, Class B	2,241	67,426
Sekisui Chemical Co. Ltd.	3,533	58,902
Siemens AG (Registered)	7,310	1,733,861
Smiths Group plc	3,051	92,927
Swire Pacific Ltd., Class A	3,581	39,275

		5,282,879

Machinery (1.3%)
Alfa Laval AB	2,781	151,742
Alstom SA*	3,331	94,914
Atlas Copco AB, Class A	25,831	454,341
Atlas Copco AB, Class B	15,007	233,170
Caterpillar, Inc.	3,139	2,223,856
Cummins, Inc.	932	501,435
Daifuku Co. Ltd.	3,054	106,698
Daimler Truck Holding AG	4,416	210,517
Deere & Co.	1,701	958,173
Dover Corp.	910	189,689
Ebara Corp.	4,400	123,981
Epiroc AB, Class A	6,335	155,535
Epiroc AB, Class B	3,749	80,625
FANUC Corp.	8,979	312,733
Fortive Corp.	2,114	116,862
GEA Group AG	1,409	99,575
IDEX Corp.	505	95,723
IHI Corp.	9,900	202,335
Illinois Tool Works, Inc.	1,769	460,453
Indutrade AB(x)	2,627	60,752
Ingersoll Rand, Inc.	2,401	192,368
Kawasaki Heavy Industries Ltd.	7,500	142,306
Knorr-Bremse AG	697	77,818
Komatsu Ltd.	9,126	358,241
Kone OYJ, Class B	3,268	208,356
Kubota Corp.	9,309	146,887
Makita Corp.	2,183	70,902
Metso OYJ	6,375	110,256
Minebea Mitsumi, Inc.	3,500	57,413
Mitsubishi Heavy Industries Ltd.	30,791	839,958
Nordson Corp.	357	94,983
Otis Worldwide Corp.	2,623	202,181
PACCAR, Inc.	3,545	409,447
Parker-Hannifin Corp.	852	762,744
Pentair plc	1,104	96,169
Rational AG	49	35,468
Sandvik AB	10,252	391,783
Schindler Holding AG	391	128,765
Schindler Holding AG (Registered)	226	71,082
SKF AB, Class B	3,280	78,340
SMC Corp.	522	204,175
Snap-on, Inc.	350	127,127

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Spirax Group plc	708	$63,365
Stanley Black & Decker, Inc.	1,045	74,258
Techtronic Industries Co. Ltd.	14,032	186,775
Toyota Industries Corp.*	336	43,229
Trelleborg AB, Class B	1,950	72,660
VAT Group AG(m)	260	160,391
Volvo AB, Class B	15,282	498,573
Wartsila OYJ Abp	4,835	180,789
Westinghouse Air Brake Technologies Corp.	1,150	287,396
Xylem, Inc.	1,643	196,338
Yangzijiang Shipbuilding Holdings Ltd.	24,800	73,693

		13,477,345

Marine Transportation (0.1%)
AP Moller - Maersk A/S, Class A(x)	28	68,017
AP Moller - Maersk A/S, Class B(x)	38	94,174
Kawasaki Kisen Kaisha Ltd.	3,377	56,853
Kuehne + Nagel International AG (Registered)(x)	464	106,004
Mitsui OSK Lines Ltd.	3,347	138,529
Nippon Yusen KK	3,982	146,148
SITC International Holdings Co. Ltd.	13,260	58,539

		668,264

Passenger Airlines (0.1%)
ANA Holdings, Inc.	1,543	27,435
Delta Air Lines, Inc.	4,382	291,315
Deutsche Lufthansa AG (Registered)	5,765	47,585
International Consolidated Airlines Group SA	11,361	54,298
Japan Airlines Co. Ltd.	1,412	22,973
Qantas Airways Ltd.	7,128	41,864
Ryanair Holdings plc	8,072	228,683
Singapore Airlines Ltd.	15,160	78,446
Southwest Airlines Co.	3,315	124,544
United Airlines Holdings, Inc.*	2,182	200,897

		1,118,040

Professional Services (0.4%)
Automatic Data Processing, Inc.	2,716	551,837
Broadridge Financial Solutions, Inc.	788	128,034
Bureau Veritas SA	3,272	98,289
Computershare Ltd.	5,004	98,823
Equifax, Inc.	812	146,217
Experian plc	8,822	306,640
Intertek Group plc	1,480	72,160
Jacobs Solutions, Inc.	792	100,806
Leidos Holdings, Inc.	863	134,214
Paychex, Inc.	2,180	200,821
Randstad NV(x)	1,015	26,666
Recruit Holdings Co. Ltd.	13,525	585,104
RELX plc	17,511	577,324
SGS SA (Registered)	1,592	168,500
Verisk Analytics, Inc.	940	178,365
Wolters Kluwer NV	2,235	167,201

		3,541,001

Trading Companies & Distributors (0.6%)
AddTech AB, Class B	2,499	84,912
AerCap Holdings NV	1,610	220,860
Beijer Ref AB, Class B	3,932	54,037
Brenntag SE	1,180	77,852
Bunzl plc	3,117	93,385
Fastenal Co.	7,746	359,414
ITOCHU Corp.	57,135	726,210
Marubeni Corp.	13,578	499,279
Mitsubishi Corp.	30,951	1,062,895
Mitsui & Co. Ltd.	23,736	913,842
MonotaRO Co. Ltd.(x)	2,407	25,876
Rexel SA	2,135	83,499
SGH Ltd.	1,956	55,473
Sumitomo Corp.	10,469	389,646
Sunbelt Rentals Holdings, Inc.	4,027	257,157
Toyota Tsusho Corp.	6,605	258,460
United Rentals, Inc.	425	309,638
W.W. Grainger, Inc.	295	321,789

		5,794,224

Transportation Infrastructure (0.1%)
Aena SME SA(m)	7,210	214,680
Aeroports de Paris SA	333	40,518
Auckland International Airport Ltd.	16,296	74,748
Getlink SE	2,908	62,666
Transurban Group	29,948	291,054

		683,666

Total Industrials		72,104,238

Information Technology (13.6%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	6,967	855,408
Ciena Corp.*	950	368,818
Cisco Systems, Inc.	26,657	2,068,317
F5, Inc.*	381	110,235
Lumentum Holdings, Inc.(x)*	482	338,730
Motorola Solutions, Inc.	1,121	486,480
Nokia OYJ	50,929	405,901
Telefonaktiebolaget LM Ericsson, Class B(x)	26,908	304,791

		4,938,680

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	8,277	1,045,799
CDW Corp.	878	106,256
Coherent Corp.*	1,265	301,336
Corning, Inc.	5,267	716,154
Halma plc	3,650	185,436
Hexagon AB, Class B	19,959	194,198
Ibiden Co. Ltd.	2,300	112,797
Jabil, Inc.	712	189,128
Keyence Corp.	1,873	663,333
Keysight Technologies, Inc.*	1,157	326,702
Kyocera Corp.	12,294	190,059
Murata Manufacturing Co. Ltd.	15,996	358,642
Shimadzu Corp.	2,290	54,326
TDK Corp.	18,705	242,520
TE Connectivity plc	1,980	413,860
Teledyne Technologies, Inc.*	317	191,788
Yokogawa Electric Corp.	2,219	68,736
Zebra Technologies Corp., Class A*	332	69,414

		5,430,484

IT Services (0.4%)
Accenture plc, Class A	4,151	823,102
Akamai Technologies, Inc.*	971	111,519
Capgemini SE	1,470	171,821
Cognizant Technology Solutions Corp., Class A	3,227	197,976
EPAM Systems, Inc.*	373	50,504
Fujitsu Ltd.	16,934	344,142
Gartner, Inc.*	475	75,212
GoDaddy, Inc., Class A*	912	75,395
Indra Sistemas SA(x)	764	42,099
International Business Machines Corp.	6,306	1,528,511
NEC Corp.	12,485	311,047
Nomura Research Institute Ltd.	3,639	100,828
Obic Co. Ltd.	3,125	76,152
Otsuka Corp.	2,216	42,497
TIS, Inc.	2,049	44,214
VeriSign, Inc.	557	138,337

		4,133,356

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (6.2%)
Advanced Micro Devices, Inc.*	11,000	$2,237,730
Advantest Corp.	7,378	998,211
Analog Devices, Inc.	3,297	1,048,908
Applied Materials, Inc.	5,355	1,830,286
ASM International NV	451	343,539
ASML Holding NV	3,733	4,941,137
BE Semiconductor Industries NV	702	148,114
Broadcom, Inc.	31,923	9,880,488
Disco Corp.	839	336,185
First Solar, Inc.*	724	142,816
Infineon Technologies AG	12,558	551,776
Intel Corp.*	31,678	1,397,950
Kioxia Holdings Corp.*	1,800	228,827
KLA Corp.	884	1,301,610
Lam Research Corp.	8,425	1,800,086
Lasertec Corp.	734	161,839
Microchip Technology, Inc.	3,651	235,891
Micron Technology, Inc.	7,593	2,565,219
Monolithic Power Systems, Inc.	329	359,712
Nova Ltd.*	285	126,603
NVIDIA Corp.	163,945	28,592,008
NXP Semiconductors NV	1,698	334,268
ON Semiconductor Corp.*	2,658	164,583
Qnity Electronics, Inc.	1,413	163,032
QUALCOMM, Inc.	7,199	927,087
Renesas Electronics Corp.	17,130	243,255
SCREEN Holdings Co. Ltd.	1,508	88,851
Skyworks Solutions, Inc.(x)	1,015	54,353
STMicroelectronics NV	6,509	223,446
Teradyne, Inc.	1,057	313,358
Texas Instruments, Inc.	6,123	1,188,719
Tokyo Electron Ltd.	4,296	1,050,596
Tower Semiconductor Ltd.(x)*	1,082	189,728

		64,170,211

Software (3.3%)
Adobe, Inc.*	2,769	673,089
AppLovin Corp., Class A*	1,828	727,544
Autodesk, Inc.*	1,430	342,342
Cadence Design Systems, Inc.*	1,836	510,169
Check Point Software Technologies Ltd.*	826	117,994
Crowdstrike Holdings, Inc., Class A*	1,701	664,087
Dassault Systemes SE	6,448	131,281
Datadog, Inc., Class A*	2,215	261,481
Fair Isaac Corp.*	160	170,806
Fortinet, Inc.*	4,265	348,536
Gen Digital, Inc.	3,718	70,010
Intuit, Inc.	1,877	811,577
Microsoft Corp.	50,099	18,545,147
Monday.com Ltd.*	415	28,681
Nebius Group NV, Class A(x)*	2,052	212,916
Nemetschek SE	555	40,850
Nice Ltd.*	594	65,494
Oracle Corp.(x)	380	20,813
Oracle Corp. (Moscow Stock Exchange)	11,440	1,682,938
Palantir Technologies, Inc., Class A*	15,412	2,254,467
Palo Alto Networks, Inc.*	5,452	874,065
PTC, Inc.*	803	114,419
Roper Technologies, Inc.	719	254,425
Sage Group plc (The)	9,177	102,495
Salesforce, Inc.	6,322	1,180,128
SAP SE	10,044	1,699,776
ServiceNow, Inc.*	7,057	737,809
Synopsys, Inc.*	1,291	511,856
Trimble, Inc.*	1,605	104,694
Tyler Technologies, Inc.*	290	99,290
WiseTech Global Ltd.(x)	1,938	52,896
Workday, Inc., Class A*	1,437	186,695
Xero Ltd.*	1,633	87,350

		33,686,120

Technology Hardware, Storage & Peripherals (2.7%)
Apple, Inc.	99,050	25,137,899
Canon, Inc.(x)	8,311	231,458
Dell Technologies, Inc., Class C	2,005	329,081
FUJIFILM Holdings Corp.	10,797	205,204
Hewlett Packard Enterprise Co.	8,965	213,457
HP, Inc.	6,193	118,967
Logitech International SA (Registered)	1,468	134,129
NetApp, Inc.	1,336	136,793
Sandisk Corp.*	996	632,799
Seagate Technology Holdings plc	1,471	576,279
Super Micro Computer, Inc.(x)*	3,395	77,304
Western Digital Corp.	2,287	618,611

		28,411,981

Total Information Technology		140,770,832

Materials (1.9%)
Chemicals (0.8%)
Air Liquide SA	5,573	1,148,040
Air Products and Chemicals, Inc.	1,502	436,316
Akzo Nobel NV	1,644	94,341
Albemarle Corp.	795	142,726
Asahi Kasei Corp.	12,445	120,508
BASF SE	8,583	518,639
CF Industries Holdings, Inc.	1,052	136,592
Corteva, Inc.	4,537	379,792
Dow, Inc.	4,841	201,628
DSM-Firmenich AG	1,660	118,558
DuPont de Nemours, Inc.	2,761	126,454
Ecolab, Inc.	1,720	457,554
EMS-Chemie Holding AG (Registered)(x)	67	52,318
Evonik Industries AG	2,464	47,727
Givaudan SA (Registered)	89	301,026
ICL Group Ltd.	7,445	38,361
International Flavors & Fragrances, Inc.	1,738	126,092
Linde plc	3,150	1,561,644
LyondellBasell Industries NV, Class A	1,737	139,933
Mitsubishi Chemical Group Corp.	11,762	68,114
Mosaic Co. (The)	2,141	54,595
Nippon Paint Holdings Co. Ltd.	9,070	56,612
Nippon Sanso Holdings Corp.	1,632	58,268
Nitto Denko Corp.	6,540	130,846
Novonesis Novozymes B	3,387	200,408
PPG Industries, Inc.	1,514	161,816
Sherwin-Williams Co. (The)	1,555	498,455
Shin-Etsu Chemical Co. Ltd.	16,209	659,505
Sika AG (Registered)	1,466	243,809
Syensqo SA	699	40,440
Symrise AG, Class A	1,277	108,122
Toray Industries, Inc.	13,356	94,166
Yara International ASA	1,592	92,670

		8,616,075

Construction Materials (0.2%)
Buzzi SpA	741	37,377
CRH plc	4,522	475,353
Heidelberg Materials AG	1,287	265,069
Holcim AG	4,906	407,115
Martin Marietta Materials, Inc.	407	239,593
Vulcan Materials Co.	891	242,619

		1,667,126

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (0.1%)
Amcor plc	3,117	$123,901
Avery Dennison Corp.	521	89,966
Ball Corp.	1,808	106,871
International Paper Co.	3,562	127,163
Packaging Corp. of America	603	127,969
Smurfit Westrock plc	3,524	140,431

		716,301

Metals & Mining (0.8%)
Anglo American plc	10,763	457,263
Antofagasta plc	3,791	168,649
ArcelorMittal SA	4,098	213,512
BHP Group Ltd.	48,852	1,784,965
Boliden AB*	2,732	145,018
Endeavour Mining plc	1,857	112,423
Evolution Mining Ltd.	19,521	176,914
Fortescue Ltd.	15,802	223,219
Freeport-McMoRan, Inc.	9,696	569,931
Fresnillo plc	2,125	94,137
Glencore plc	95,920	730,911
JFE Holdings, Inc.	5,581	65,009
JX Advanced Metals Corp.	5,400	117,376
Lynas Rare Earths Ltd.*	8,708	118,340
Newmont Corp.	7,362	796,937
Nippon Steel Corp.	46,460	170,681
Norsk Hydro ASA	13,314	141,173
Northern Star Resources Ltd.	13,068	190,777
Nucor Corp.	1,544	261,090
Rio Tinto Ltd.	3,570	401,389
Rio Tinto plc	10,858	1,009,270
South32 Ltd.	43,131	129,649
Steel Dynamics, Inc.	926	166,680
Sumitomo Metal Mining Co. Ltd.	2,341	135,716

		8,381,029

Paper & Forest Products (0.0%)†
Holmen AB, Class B(x)	676	24,198
Stora Enso OYJ, Class R	5,599	65,952
Svenska Cellulosa AB SCA, Class B(x)	5,849	67,700
UPM-Kymmene OYJ	5,073	157,797

		315,647

Total Materials		19,696,178

Real Estate (1.1%)
Diversified REITs (0.0%)†
CapitaLand Integrated Commercial Trust (REIT)	58,567	105,186
Covivio SA (REIT)	537	32,106
Land Securities Group plc (REIT)	6,804	50,487
Stockland (REIT)	23,288	69,741

		257,520

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	1,052	48,834
Healthpeak Properties, Inc. (REIT)	4,689	77,040
Ventas, Inc. (REIT)	3,204	262,023
Welltower, Inc. (REIT)	4,708	930,819

		1,318,716

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	4,315	82,675

Industrial REITs (0.1%)
CapitaLand Ascendas REIT (REIT)	37,719	72,878
Goodman Group (REIT)	19,660	349,986
Prologis, Inc. (REIT)	6,271	828,901
Segro plc (REIT)	12,361	107,495

		1,359,260

Office REITs (0.0%)†
BXP, Inc. (REIT)	995	51,641
Gecina SA (REIT)	443	35,029
Nippon Building Fund, Inc. (REIT)	75	62,952

		149,622

Real Estate Management & Development (0.3%)
Azrieli Group Ltd.	408	54,645
CapitaLand Investment Ltd.	22,467	47,890
CBRE Group, Inc., Class A*	1,960	265,502
CK Asset Holdings Ltd.	18,396	105,081
CoStar Group, Inc.*	2,859	115,332
Daito Trust Construction Co. Ltd.	2,840	66,145
Daiwa House Industry Co. Ltd.	5,405	168,958
Fastighets AB Balder, Class B*	6,902	40,592
Henderson Land Development Co. Ltd.(x)	14,204	52,682
Hongkong Land Holdings Ltd.	10,354	80,983
Hulic Co. Ltd.	4,427	51,535
LEG Immobilien SE	726	47,281
Mitsubishi Estate Co. Ltd.	10,252	283,687
Mitsui Fudosan Co. Ltd.	25,419	269,049
Sagax AB, Class B(x)	2,113	39,385
Sino Land Co. Ltd.	34,859	51,945
Sumitomo Realty & Development Co. Ltd.	5,816	163,515
Sun Hung Kai Properties Ltd.	13,696	232,132
Swiss Prime Site AG (Registered)	771	130,627
Vonovia SE	7,166	178,465
Wharf Holdings Ltd. (The)	9,900	27,353
Wharf Real Estate Investment Co. Ltd.	15,963	46,280

		2,519,064

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	955	155,999
Camden Property Trust (REIT)	698	68,167
Equity Residential (REIT)	2,320	137,228
Essex Property Trust, Inc. (REIT)	435	105,270
Invitation Homes, Inc. (REIT)	3,805	94,554
Mid-America Apartment Communities, Inc. (REIT)	789	96,353
UDR, Inc. (REIT)	2,029	68,539

		726,110

Retail REITs (0.2%)
Federal Realty Investment Trust (REIT)	530	56,291
Kimco Realty Corp. (REIT)	4,548	102,194
Klepierre SA (REIT)	2,068	77,945
Link REIT (REIT)	25,160	116,493
Realty Income Corp. (REIT)	6,206	379,683
Regency Centers Corp. (REIT)	1,111	84,058
Scentre Group (REIT)	50,148	115,698
Simon Property Group, Inc. (REIT)	2,194	409,247
Unibail-Rodamco-Westfield (REIT)	1,171	130,876
Vicinity Ltd. (REIT)	37,586	60,980

		1,533,465

Specialized REITs (0.3%)
American Tower Corp. (REIT)	3,158	545,008
Crown Castle, Inc. (REIT)	2,938	238,889
Digital Realty Trust, Inc. (REIT)	2,179	392,678
Equinix, Inc. (REIT)	663	649,899
Extra Space Storage, Inc. (REIT)	1,432	187,778
Iron Mountain, Inc. (REIT)	1,996	203,871
Public Storage (REIT)	1,066	288,758
SBA Communications Corp. (REIT)	719	123,747
VICI Properties, Inc. (REIT), Class A	7,211	197,005

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Weyerhaeuser Co. (REIT)	4,861	$118,754

		2,946,387

Total Real Estate		10,892,819

Utilities (1.7%)
Electric Utilities (1.0%)
Acciona SA	237	62,546
Alliant Energy Corp.	1,734	124,432
American Electric Power Co., Inc.	3,649	478,311
BKW AG	203	39,983
Chubu Electric Power Co., Inc.	6,515	106,954
CK Infrastructure Holdings Ltd.(x)	6,285	50,163
CLP Holdings Ltd.	15,957	150,241
Constellation Energy Corp.	2,102	586,983
Contact Energy Ltd.	8,546	45,617
Duke Energy Corp.	5,247	687,042
Edison International	2,596	189,975
EDP SA	30,167	159,714
Elia Group SA/NV, Class B*	419	64,210
Endesa SA	3,053	128,747
Enel SpA	78,225	851,625
Entergy Corp.	3,052	342,923
Evergy, Inc.	1,553	127,222
Eversource Energy	2,531	175,348
Exelon Corp.	6,901	338,287
FirstEnergy Corp.	3,508	177,715
Fortum OYJ	4,313	109,625
Iberdrola SA	61,887	1,420,661
Kansai Electric Power Co., Inc. (The)	9,113	150,104
NextEra Energy, Inc.	14,051	1,305,057
NRG Energy, Inc.	1,433	209,419
Origin Energy Ltd.	16,150	138,411
PG&E Corp.	14,829	260,545
Pinnacle West Capital Corp.	808	81,406
Power Assets Holdings Ltd.(x)	13,127	102,276
PPL Corp.	4,991	190,656
Redeia Corp. SA	3,901	66,017
Southern Co. (The)	7,429	717,047
SSE plc	11,606	400,686
Terna - Rete Elettrica Nazionale	13,526	154,898
Verbund AG	655	49,905
Xcel Energy, Inc.	3,991	317,045

		10,561,796

Gas Utilities (0.1%)
APA Group	12,643	86,940
Atmos Energy Corp.	1,116	206,148
Hong Kong & China Gas Co. Ltd.(x)	108,086	99,076
Italgas SpA	5,859	68,243
Naturgy Energy Group SA	2,330	69,955
Osaka Gas Co. Ltd.	3,475	140,918
Snam SpA	19,385	147,432
Tokyo Gas Co. Ltd.	3,029	143,020

		961,732

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	4,804	67,688
EDP Renovaveis SA	3,031	48,500
Meridian Energy Ltd.	12,684	40,541
Orsted A/S(m)*	5,081	124,401
RWE AG	6,079	404,884
Vistra Corp.	2,152	323,510

		1,009,524

Multi-Utilities (0.5%)
Ameren Corp.	1,865	205,001
CenterPoint Energy, Inc.	4,405	190,120
Centrica plc	44,269	125,220
CMS Energy Corp.	2,067	160,358
Consolidated Edison, Inc.	2,435	275,593
Dominion Energy, Inc.	5,761	356,145
DTE Energy Co.	1,401	204,854
E.ON SE	21,591	471,910
Engie SA	17,565	566,299
National Grid plc	47,788	805,655
NiSource, Inc.	3,228	150,618
Public Service Enterprise Group, Inc.	3,368	272,640
Sembcorp Industries Ltd.	8,600	44,662
Sempra	4,403	427,839
Veolia Environnement SA	6,061	231,532
WEC Energy Group, Inc.	2,196	254,231

		4,742,677

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,317	179,231
Severn Trent plc	2,605	106,964
United Utilities Group plc	6,555	114,597

		400,792

Total Utilities		17,676,521

Total Common Stocks (55.3%) (Cost $384,101,596)		572,931,865

EXCHANGE TRADED FUNDS (ETF):
Equity (4.4%)
State Street SPDR S&P MidCap 400 ETF Trust(x)	74,008	45,645,174

Total Exchange Traded Funds (4.4%) (Cost $33,337,329)		45,645,174

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (13.8%)
U.S. Treasury Bonds
6.125%, 11/15/27	$1,896,100	1,964,526
5.250%, 11/15/28	1,649,300	1,707,367
U.S. Treasury Notes
2.000%, 11/15/26	3,908,200	3,865,952
1.500%, 1/31/27	990,600	972,366
2.250%, 2/15/27	1,962,300	1,936,888
2.375%, 5/15/27	2,289,900	2,253,694
2.250%, 8/15/27	3,534,800	3,460,131
2.250%, 11/15/27	2,334,500	2,276,403
3.875%, 12/31/27	994,200	994,794
2.750%, 2/15/28	2,037,000	1,997,687
4.250%, 2/15/28	2,139,200	2,155,650
3.625%, 3/31/28	1,835,600	1,828,786
3.500%, 4/30/28	1,531,500	1,521,753
2.875%, 5/15/28	881,000	864,157
3.625%, 5/31/28	846,000	842,605
4.000%, 6/30/28	517,500	519,634
2.875%, 8/15/28	137,000	134,082
4.375%, 8/31/28	1,527,100	1,546,000
4.625%, 9/30/28	845,400	861,447
4.875%, 10/31/28	2,155,600	2,210,353
3.125%, 11/15/28	2,244,400	2,205,092
4.375%, 11/30/28	1,598,200	1,620,152
3.750%, 12/31/28	1,383,100	1,380,176
4.000%, 1/31/29	2,162,700	2,172,238
2.625%, 2/15/29	5,503,000	5,323,415
4.250%, 2/28/29	7,281,500	7,364,635
4.625%, 4/30/29	5,290,200	5,409,336
2.375%, 5/15/29	2,513,800	2,406,276
4.500%, 5/31/29	5,037,900	5,135,124
4.250%, 6/30/29	8,765,200	8,872,988
1.625%, 8/15/29	2,297,000	2,137,460
3.500%, 9/30/29	2,715,000	2,682,967
1.750%, 11/15/29	2,344,000	2,178,453
1.500%, 2/15/30	2,437,400	2,230,239

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
0.625%, 5/15/30	$1,850,800	$1,621,180
0.625%, 8/15/30	1,789,100	1,553,651
4.125%, 8/31/30	1,896,500	1,911,308
4.625%, 9/30/30	2,723,000	2,800,210
4.875%, 10/31/30	1,484,000	1,541,859
0.875%, 11/15/30	1,929,000	1,681,288
4.375%, 11/30/30	3,221,300	3,279,630
3.750%, 12/31/30	2,020,300	2,003,102
4.125%, 3/31/31	2,707,600	2,727,041
1.625%, 5/15/31	2,788,600	2,487,281
4.250%, 6/30/31	3,873,700	3,923,509
1.250%, 8/15/31	1,860,100	1,614,638
3.625%, 9/30/31	1,670,100	1,638,909
1.375%, 11/15/31	1,598,700	1,386,794
1.875%, 2/15/32	2,614,500	2,318,790
2.875%, 5/15/32	860,100	804,633
2.750%, 8/15/32	945,400	874,569
4.125%, 11/15/32	887,100	887,711
3.500%, 2/15/33	666,500	641,495
3.375%, 5/15/33	1,044,200	995,030
3.875%, 8/15/33	1,267,700	1,244,921
4.500%, 11/15/33	1,711,200	1,747,296
4.000%, 2/15/34	3,947,000	3,895,196
4.375%, 5/15/34	4,317,100	4,365,213
3.875%, 8/15/34	2,807,800	2,737,605
4.250%, 11/15/34	562,500	562,588
4.625%, 2/15/35	1,936,900	1,988,652
4.250%, 5/15/35	900,700	899,068
4.250%, 8/15/35	1,248,900	1,245,390
4.000%, 11/15/35	2,317,300	2,261,902

Total U.S. Treasury Obligations		142,673,285

Total Long-Term Debt Securities (13.8%) (Cost $143,998,225)		142,673,285

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)†
Diversified Telecommunication Services (0.0%)†
Telecom Italia SpA, expiring 4/1/26*	168,474	2

Total Communication Services		2

Real Estate (0.0%)†
Industrial REITs (0.0%)†
CapitaLand Ascendas REIT, expiring 4/15/26*	1,056	98

Total Real Estate		98

Total Rights (0.0%)† (Cost $—)		100

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (24.2%)
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	843,711	843,711
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	249,915,406	249,940,397

Total Investment Companies		250,784,108

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (0.3%)
U.S. Treasury Bills 3.20%, 4/9/26(p)	$2,459,800	2,457,831

Total Short-Term Investments (24.5%)
(Cost $253,307,685)		253,241,939

Total Investments in Securities (98.0%)
(Cost $814,744,835)		1,014,492,363
Other Assets Less Liabilities (2.0%)		21,039,451

Net Assets (100%)		$1,035,531,814

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the market value or fair value, as applicable, of these securities amounted to $2,127,848 or 0.2% of net assets.

(p)	Yield to maturity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $42,332,091. This was collateralized by $41,361,611 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.375%, maturing 4/15/26 – 11/15/55 and by cash of $843,711 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

REIT — Real Estate Investment Trust

SEK — Swedish Krona

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	328	6/2026	EUR	20,832,578	(8,291)
FTSE 100 Index	10	6/2026	GBP	1,349,940	19,836
MSCI EAFE E-Mini Index	5	6/2026	USD	725,275	2,608
Russell 2000 E-Mini Index	375	6/2026	USD	47,103,750	92,359
S&P 500 E-Mini Index	357	6/2026	USD	117,287,887	(2,001,653)
S&P 500 Micro E-Mini Index	6	6/2026	USD	197,122	(4,706)
TOPIX Index	48	6/2026	JPY	10,597,776	(86,547)
U.S. Treasury 2 Year Note	127	6/2026	USD	26,345,555	(182,754)
U.S. Treasury 5 Year Note	76	6/2026	USD	8,221,656	(115,554)
U.S. Treasury 10 Year Note	186	6/2026	USD	20,654,719	(400,349)

					(2,685,051)

Short Contracts
SPI 200 Index	(12)	6/2026	AUD	(1,762,063)	(4,289)

					(4,289)

					(2,689,340)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
JPY	373,222,079	USD	2,348,306	Goldman Sachs International	4/10/2026	5,005
USD	38,180,250	JPY	5,993,428,198	Bank of America	4/10/2026	389,341
USD	1,772,348	CHF	1,348,654	Deutsche Bank AG	4/16/2026	82,967
USD	1,065,319	CHF	809,422	Morgan Stanley	4/16/2026	51,403
USD	13,610,170	EUR	11,336,301	Deutsche Bank AG	4/16/2026	498,058
USD	15,751,328	EUR	13,326,414	Goldman Sachs International	4/16/2026	337,355
USD	23,651,934	EUR	20,185,860	HSBC Bank plc	4/16/2026	303,995
USD	59,540	EUR	49,656	JPMorgan Chase Bank	4/16/2026	2,106
USD	190,062	AUD	270,088	JPMorgan Chase Bank	4/22/2026	3,762
USD	13,303,590	AUD	18,955,001	Morgan Stanley	4/22/2026	228,897
USD	6,768,377	NZD	11,373,818	Citibank NA	4/22/2026	227,888
USD	47,952	NZD	80,498	JPMorgan Chase Bank	4/22/2026	1,662
USD	5,064,693	GBP	3,817,296	Barclays Bank plc	4/24/2026	12,281
USD	8,224,628	GBP	6,137,273	Citibank NA	4/24/2026	101,593
USD	6,665,633	GBP	4,929,932	Goldman Sachs International	4/24/2026	140,583

Total unrealized appreciation						2,386,896

JPY	171,212,843	USD	1,082,257	Bank of America	4/10/2026	(2,693)
JPY	894,654,642	USD	5,795,109	Citibank NA	4/10/2026	(153,962)
JPY	3,377,146,061	USD	21,822,533	HSBC Bank plc	4/10/2026	(528,306)
JPY	1,084,349,090	USD	6,988,507	JPMorgan Chase Bank	4/10/2026	(151,262)
JPY	1,689,423,730	USD	11,098,510	UBS AG	4/10/2026	(446,033)
CHF	5,299,624	USD	6,808,321	Bank of America	4/16/2026	(169,786)
EUR	8,880,681	USD	10,325,674	Goldman Sachs International	4/16/2026	(53,851)
EUR	960,607	USD	1,147,953	JPMorgan Chase Bank	4/16/2026	(36,869)
EUR	11,336,301	USD	13,601,895	Morgan Stanley	4/16/2026	(489,782)
USD	3,039,110	EUR	2,645,800	Morgan Stanley	4/16/2026	(21,150)
AUD	18,955,001	USD	13,386,022	Bank of America	4/22/2026	(311,329)
NZD	11,638,083	USD	6,814,976	Citibank NA	4/22/2026	(122,523)
NZD	11,373,818	USD	6,838,053	Goldman Sachs International	4/22/2026	(297,564)
NZD	80,498	USD	47,213	JPMorgan Chase Bank	4/22/2026	(923)
NOK	2,771,997	USD	291,588	JPMorgan Chase Bank	4/23/2026	(5,332)
SEK	20,479,826	USD	2,302,402	Citibank NA	4/23/2026	(136,532)
SEK	66,929,423	USD	7,169,807	Morgan Stanley	4/23/2026	(91,600)
GBP	1,163,714	USD	1,562,774	Goldman Sachs International	4/24/2026	(22,531)

Total unrealized depreciation						(3,042,028)

Net unrealized depreciation						(655,132)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$39,520,519	$7,606,550	$–	$47,127,069
Consumer Discretionary	37,521,132	16,428,886	—	53,950,018
Consumer Staples	20,004,571	13,964,598	—	33,969,169
Energy	15,130,941	8,441,247	—	23,572,188
Financials	47,575,721	48,142,492	—	95,718,213
Health Care	36,038,748	21,415,872	—	57,454,620
Industrials	34,314,977	37,789,261	—	72,104,238
Information Technology	124,453,440	16,317,392	—	140,770,832
Materials	7,892,101	11,804,077	—	19,696,178
Real Estate	7,366,737	3,526,082	—	10,892,819
Utilities	9,583,389	8,093,132	—	17,676,521
Exchange Traded Funds	45,645,174	—	—	45,645,174
Forward Currency Contracts	—	2,386,896	—	2,386,896
Futures	114,803	—	—	114,803
Rights
Communication Services	—	2	—	2
Real Estate	—	98	—	98
Short-Term Investments
Investment Companies	250,784,108	—	—	250,784,108
U.S. Treasury Obligations	—	2,457,831	—	2,457,831
U.S. Treasury Obligations	—	142,673,285	—	142,673,285

Total Assets	$675,946,361	$341,047,701	$—	$1,016,994,062

Liabilities:
Forward Currency Contracts	$—	$(3,042,028)	$—	$(3,042,028)

Futures	(2,804,143)	—	—	(2,804,143)

Total Liabilities	$(2,804,143)	$(3,042,028)	$—	$(5,846,171)

Total	$673,142,218	$338,005,673	$—	$1,011,147,891

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$230,603,208
Aggregate gross unrealized depreciation	(34,890,135)

Net unrealized appreciation	$195,713,073

Federal income tax cost of investments in securities and derivative instruments, if applicable	$815,434,818

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.3%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	53,226	$1,543,022
BT Group plc	65,834	184,531
Cellnex Telecom SA(m)	5,258	170,714
Comcast Corp., Class A	27,283	783,295
Deutsche Telekom AG (Registered)	40,486	1,492,883
Elisa OYJ	1,565	75,881
HKT Trust & HKT Ltd.	41,391	64,534
Koninklijke KPN NV	42,136	234,357
NTT, Inc.	328,966	326,607
Orange SA	20,499	418,841
Singapore Telecommunications Ltd.	81,803	316,672
Swisscom AG (Registered)	285	237,906
Telecom Italia SpA (Italian Stock Exchange)*	66,344	54,798
Telecom Italia SpA (SIX Swiss Stock Exchange)*	126,544	88,635
Telefonica SA(x)	40,571	179,399
Telenor ASA	6,778	119,377
Telia Co. AB	25,968	132,789
Telstra Group Ltd.	43,360	159,697
Verizon Communications, Inc.	32,062	1,609,512

		8,193,450

Entertainment (0.8%)
Capcom Co. Ltd.	3,792	80,409
CTS Eventim AG & Co. KGaA	687	39,399
Electronic Arts, Inc.	1,712	349,025
Konami Group Corp.	1,070	133,129
Live Nation Entertainment, Inc.*	1,201	183,165
Netflix, Inc.*	32,101	3,086,511
Nexon Co. Ltd.	4,091	77,107
Nintendo Co. Ltd.	12,164	694,088
Spotify Technology SA*	1,724	835,985
Take-Two Interactive Software, Inc.*	1,323	261,292
TKO Group Holdings, Inc., Class A	504	101,632
Toho Co. Ltd.	5,960	62,871
Universal Music Group NV	12,115	234,912
Walt Disney Co. (The)	13,469	1,298,142
Warner Bros Discovery, Inc.*	18,843	517,429

		7,955,096

Interactive Media & Services (3.3%)
Alphabet, Inc., Class A	44,265	12,728,843
Alphabet, Inc., Class C	35,557	10,199,881
Autotrader Group plc(m)	9,269	57,980
CAR Group Ltd.(x)	4,165	67,354
LY Corp.	30,287	73,405
Meta Platforms, Inc., Class A	16,629	9,513,950
REA Group Ltd.(x)	582	64,460
Scout24 SE(m)	825	63,213

		32,769,086

Media (0.1%)
Charter Communications, Inc., Class A*	655	141,401
EchoStar Corp., Class A(x)*	1,023	119,763
Fox Corp., Class A	1,526	89,118
Fox Corp., Class B	1,076	57,136
Informa plc	14,171	141,272
News Corp., Class A	2,815	70,178
News Corp., Class B	929	26,486
Omnicom Group, Inc.	2,392	180,142
Paramount Skydance Corp., Class B(x)	2,363	21,314
Publicis Groupe SA	2,520	208,406
Trade Desk, Inc. (The), Class A*	3,348	75,966

		1,131,182

Wireless Telecommunication Services (0.3%)
Airtel Africa plc(m)	10,037	46,303
KDDI Corp.	32,303	553,186
SoftBank Corp.	316,586	422,498
SoftBank Group Corp.	40,832	981,362
Tele2 AB, Class B	6,026	123,872
T-Mobile US, Inc.	3,602	756,528
Vodafone Group plc	206,454	313,039

		3,196,788

Total Communication Services		53,245,602

Consumer Discretionary (6.1%)
Automobile Components (0.2%)
Aisin Corp.	5,404	74,806
Aptiv plc*	1,618	112,354
Bridgestone Corp.	12,570	260,902
Cie Generale des Etablissements Michelin SCA	7,191	244,870
Continental AG	1,211	83,248
Denso Corp.	19,265	239,196
Sumitomo Electric Industries Ltd.	7,915	443,202

		1,458,578

Automobiles (1.4%)
Bayerische Motoren Werke AG	3,089	278,981
Bayerische Motoren Werke AG (Preference)(q)	602	54,086
Dr Ing hc F Porsche AG (Preference)(m)(q)(x)	1,253	56,153
Ferrari NV	1,388	467,854
Ford Motor Co.	29,794	343,823
General Motors Co.	6,873	512,039
Honda Motor Co. Ltd.	40,731	329,700
Isuzu Motors Ltd.	5,901	84,765
Mercedes-Benz Group AG	7,951	481,708
Nissan Motor Co. Ltd.*	24,549	52,109
Porsche Automobil Holding SE (Preference)(q)	1,685	60,611
Renault SA	2,116	71,796
Stellantis NV	22,195	158,143
Subaru Corp.	6,450	103,041
Suzuki Motor Corp.	17,350	207,870
Tesla, Inc.*	21,383	7,949,130
Toyota Motor Corp.	104,302	2,162,107
Volkswagen AG (Preference)(q)	2,270	227,322
Yamaha Motor Co. Ltd.	10,044	71,592

		13,672,830

Broadline Retail (1.8%)
Amazon.com, Inc.*	74,272	15,468,629
eBay, Inc.	3,437	312,836
Next plc	1,281	216,025
Pan Pacific International Holdings Corp.	21,005	128,849
Prosus NV	14,406	658,542
Rakuten Group, Inc.*	16,666	77,734
Ryohin Keikaku Co. Ltd.	5,600	119,093
Sea Ltd. (ADR)*	4,358	360,886
Wesfarmers Ltd.	12,500	633,655

		17,976,249

Distributors (0.0%)†
D’ieteren Group	236	43,631
Genuine Parts Co.	1,058	111,884
Pool Corp.	249	50,380

		205,895

Diversified Consumer Services (0.0%)†
Pearson plc	6,298	82,643

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Hotels, Restaurants & Leisure (1.0%)
Accor SA	2,067	$99,035
Airbnb, Inc., Class A*	3,220	406,622
Amadeus IT Group SA	4,959	281,896
Aristocrat Leisure Ltd.	6,092	193,569
Booking Holdings, Inc.	245	1,031,528
Carnival Corp.	8,745	226,321
Chipotle Mexican Grill, Inc.*	9,902	316,963
Compass Group plc	18,722	520,167
Darden Restaurants, Inc.	875	171,535
Delivery Hero SE(m)(x)*	2,147	38,314
Domino’s Pizza, Inc.	236	84,674
DoorDash, Inc., Class A*	2,842	426,726
Entain plc	6,687	50,495
Evolution AB(m)	1,463	91,242
Expedia Group, Inc.	890	205,492
Galaxy Entertainment Group Ltd.	21,312	96,080
Hilton Worldwide Holdings, Inc.	1,743	530,011
InterContinental Hotels Group plc	1,586	208,879
Las Vegas Sands Corp.	2,299	123,870
Lottery Corp. Ltd. (The)	24,497	91,306
Marriott International, Inc., Class A	1,672	546,861
McDonald’s Corp.	5,415	1,682,928
MGM Resorts International*	1,459	53,998
Norwegian Cruise Line Holdings Ltd.*	3,461	64,721
Oriental Land Co. Ltd.	11,913	202,805
Royal Caribbean Cruises Ltd.	1,913	526,419
Sands China Ltd.(x)	26,676	56,697
Sodexo SA(x)	974	50,000
Starbucks Corp.	8,662	776,029
Whitbread plc	1,859	56,503
Wynn Resorts Ltd.	642	65,195
Yum! Brands, Inc.	2,111	328,218
Zensho Holdings Co. Ltd.	1,027	59,572

		9,664,671

Household Durables (0.3%)
Barratt Redrow plc	14,905	52,136
DR Horton, Inc.	2,048	281,027
Garmin Ltd.	1,243	288,388
Lennar Corp., Class A	1,641	142,505
NVR, Inc.*	21	138,386
Panasonic Holdings Corp.	25,650	425,897
PulteGroup, Inc.	1,461	171,828
Sekisui House Ltd.	6,559	146,424
Sony Group Corp.	67,742	1,397,270

		3,043,861

Leisure Products (0.0%)†
Bandai Namco Holdings, Inc.	6,430	158,824
Hasbro, Inc.	1,014	94,910
Shimano, Inc.	807	84,567

		338,301

Specialty Retail (0.9%)
AutoZone, Inc.*	126	425,600
Avolta AG	968	58,066
Best Buy Co., Inc.	1,482	95,144
Carvana Co.*	1,075	337,959
Fast Retailing Co. Ltd.	2,134	849,359
H & M Hennes & Mauritz AB, Class B	5,432	101,271
Home Depot, Inc. (The)	7,569	2,489,368
Industria de Diseno Textil SA	12,010	690,527
JD Sports Fashion plc	27,219	25,557
Kingfisher plc	18,852	71,586
Lowe’s Cos., Inc.	4,265	1,007,734
Nitori Holdings Co. Ltd.	4,365	69,327
O’Reilly Automotive, Inc.*	6,401	590,876
Ross Stores, Inc.	2,459	532,693
Sanrio Co. Ltd.	10,000	61,708
TJX Cos., Inc. (The)	8,443	1,348,347
Tractor Supply Co.	4,017	181,970
Ulta Beauty, Inc.*	337	176,153
Williams-Sonoma, Inc.	908	165,556
Zalando SE(m)*	2,472	59,140
ZOZO, Inc.	4,923	34,431

		9,372,372

Textiles, Apparel & Luxury Goods (0.5%)
adidas AG	1,883	296,735
Asics Corp.	7,680	204,221
Cie Financiere Richemont SA (Registered)	5,918	1,054,546
Deckers Outdoor Corp.*	1,079	107,997
Hermes International SCA	349	666,555
Kering SA	820	247,957
Lululemon Athletica, Inc.*	812	124,317
LVMH Moet Hennessy Louis Vuitton SE	2,738	1,521,959
Moncler SpA	2,571	154,947
NIKE, Inc., Class B	9,059	478,496
Pandora A/S	869	61,034
Ralph Lauren Corp.	294	101,133
Swatch Group AG (The)(x)	318	70,691
Tapestry, Inc.	1,539	217,168

		5,307,756

Total Consumer Discretionary		61,123,156

Consumer Staples (3.8%)
Beverages (0.7%)
Anheuser-Busch InBev SA/NV	10,883	755,174
Asahi Group Holdings Ltd.	16,699	167,591
Brown-Forman Corp., Class B	1,299	34,345
Carlsberg A/S, Class B	1,035	129,142
Coca-Cola Co. (The)	29,435	2,238,532
Coca-Cola Europacific Partners plc	2,288	207,453
Coca-Cola HBC AG	2,401	136,110
Constellation Brands, Inc., Class A	1,068	160,200
Davide Campari-Milano NV(x)	6,776	48,260
Diageo plc	24,513	455,459
Heineken Holding NV	1,427	102,071
Heineken NV	3,170	243,942
Keurig Dr Pepper, Inc.	10,329	271,962
Kirin Holdings Co. Ltd.	8,579	136,496
Molson Coors Beverage Co., Class B(x)	1,287	55,418
Monster Beverage Corp.*	5,423	392,951
PepsiCo, Inc.	10,391	1,613,618
Pernod Ricard SA	2,222	165,848
Suntory Beverage & Food Ltd.	1,481	41,880

		7,356,452

Consumer Staples Distribution & Retail (1.1%)
Aeon Co. Ltd.	24,607	293,698
Carrefour SA	6,484	119,537
Coles Group Ltd.	14,776	224,268
Costco Wholesale Corp.	3,375	3,362,951
Dollar General Corp.	1,674	198,754
Dollar Tree, Inc.*	1,406	153,971
J Sainsbury plc	18,919	84,958
Jeronimo Martins SGPS SA	3,117	74,774
Kesko OYJ, Class B	3,006	66,521
Koninklijke Ahold Delhaize NV	9,811	458,015
Kroger Co. (The)	4,427	320,338
Marks & Spencer Group plc	22,643	101,695
MatsukiyoCocokara & Co.	3,644	58,233
Seven & i Holdings Co. Ltd.	23,194	312,177

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Sysco Corp.	3,641	$259,712
Target Corp.	3,443	417,292
Tesco plc	70,309	443,322
Tsuruha Holdings, Inc.	2,484	39,211
Walmart, Inc.	33,397	4,150,579
Woolworths Group Ltd.	13,449	338,642

		11,478,648

Food Products (0.7%)
Ajinomoto Co., Inc.	9,951	279,012
Archer-Daniels-Midland Co.	3,654	265,609
Associated British Foods plc	3,546	88,750
Barry Callebaut AG (Registered)	39	68,380
Bunge Global SA	1,029	130,889
Campbell’s Co. (The)(x)	1,496	33,316
Chocoladefabriken Lindt & Spruengli AG	10	140,416
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	142,222
Conagra Brands, Inc.	3,637	57,174
Danone SA	7,127	572,385
General Mills, Inc.	4,057	151,002
Hershey Co. (The)	1,127	234,292
Hormel Foods Corp.	2,217	50,215
J M Smucker Co. (The)	811	78,213
JDE Peet’s NV	1,881	69,256
Kerry Group plc, Class A	1,771	140,256
Kikkoman Corp.	7,432	67,747
Kraft Heinz Co. (The)	6,480	145,735
Lotus Bakeries NV	4	45,458
Magnum Ice Cream Co. NV (The) (Amsterdam Stock Exchange)*	33	487
Magnum Ice Cream Co. NV (The) (London Stock Exchange)*	5,358	78,649
McCormick & Co., Inc. (Non-Voting)	1,928	97,248
Mondelez International, Inc., Class A	9,746	561,759
Mowi ASA	5,223	118,639
Nestle SA (Registered)	28,354	2,812,403
Orkla ASA	7,716	97,041
Salmar ASA	745	43,518
Tyson Foods, Inc., Class A	2,145	137,430
WH Group Ltd.(m)	91,880	121,069
Wilmar International Ltd.	21,173	63,789

		6,892,359

Household Products (0.5%)
Church & Dwight Co., Inc.	1,800	167,976
Clorox Co. (The)	919	95,236
Colgate-Palmolive Co.	6,129	522,375
Essity AB, Class B	6,640	171,167
Henkel AG & Co. KGaA	1,144	81,935
Henkel AG & Co. KGaA (Preference)(q)	1,765	135,610
Kimberly-Clark Corp.	2,524	243,490
Procter & Gamble Co. (The)	17,669	2,552,110
Reckitt Benckiser Group plc	7,103	482,028
Unicharm Corp.	12,309	71,678

		4,523,605

Personal Care Products (0.3%)
Beiersdorf AG	1,068	94,489
Estee Lauder Cos., Inc. (The), Class A	1,880	134,928
Kao Corp.(x)	4,965	194,008
Kenvue, Inc.	14,567	251,135
L’Oreal SA	2,644	1,084,213
Shiseido Co. Ltd.(x)	4,363	89,484
Unilever plc	24,180	1,355,693

		3,203,950

Tobacco (0.5%)
Altria Group, Inc.	12,763	842,230
British American Tobacco plc	23,974	1,396,502
Imperial Brands plc	8,295	337,602
Japan Tobacco, Inc.	13,189	506,068
Philip Morris International, Inc.	11,835	1,956,799

		5,039,201

Total Consumer Staples		38,494,215

Energy (2.7%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	7,514	458,730
Halliburton Co.	6,368	248,288
SLB Ltd.	11,369	584,253
Tenaris SA	4,130	120,635

		1,411,906

Oil, Gas & Consumable Fuels (2.5%)
Aker BP ASA	3,478	127,687
APA Corp.	2,697	114,461
Bollore SE	7,729	44,177
BP plc	173,303	1,366,075
Chevron Corp.	14,252	2,948,739
ConocoPhillips	9,315	1,229,580
Coterra Energy, Inc.	5,768	202,688
Devon Energy Corp.	4,716	237,309
Diamondback Energy, Inc.	1,416	280,071
ENEOS Holdings, Inc.	29,790	265,842
Eni SpA	22,518	639,428
EOG Resources, Inc.	4,125	596,351
EQT Corp.	4,745	301,972
Equinor ASA	8,444	357,402
Expand Energy Corp.	1,811	198,812
Exxon Mobil Corp.	31,773	5,390,607
Galp Energia SGPS SA	4,592	111,638
Idemitsu Kosan Co. Ltd.	8,547	83,091
Inpex Corp.	9,693	284,410
Kinder Morgan, Inc.	14,885	499,094
Marathon Petroleum Corp.	2,243	547,696
Neste OYJ	4,657	150,393
Occidental Petroleum Corp.	5,468	355,420
OMV AG	1,621	117,722
ONEOK, Inc.	4,784	432,426
Phillips 66	3,063	558,017
Repsol SA	12,422	349,010
Santos Ltd.	35,751	196,339
Shell plc	62,721	2,928,871
Targa Resources Corp.	1,632	409,191
Texas Pacific Land Corp.	440	208,806
TotalEnergies SE	21,855	2,017,943
Valero Energy Corp.	2,319	572,979
Williams Cos., Inc. (The)	9,285	675,762
Woodside Energy Group Ltd.	20,929	499,169

		25,299,178

Total Energy		26,711,084

Financials (10.9%)
Banks (4.8%)
ABN AMRO Bank NV (CVA)(m)	6,420	205,345
AIB Group plc	23,523	250,189
ANZ Group Holdings Ltd.	33,179	834,063
Banca Monte dei Paschi di Siena SpA	21,743	189,450
Banco Bilbao Vizcaya Argentaria SA	62,832	1,371,391
Banco BPM SpA	12,509	174,769
Banco Comercial Portugues SA, Class R	81,472	79,868
Banco de Sabadell SA	55,307	198,846
Banco Santander SA	161,656	1,829,189

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Bank Hapoalim BM	13,768	$322,259
Bank Leumi Le-Israel BM	16,317	363,629
Bank of America Corp.	50,450	2,459,438
Bank of Ireland Group plc	10,488	191,936
Bankinter SA(x)	7,420	116,810
Banque Cantonale Vaudoise (Registered)(x)	332	53,786
Barclays plc	152,362	802,864
BAWAG Group AG(m)	848	129,429
BNP Paribas SA	11,064	1,053,968
BOC Hong Kong Holdings Ltd.	40,938	225,572
BPER Banca SpA	16,219	211,720
CaixaBank SA	42,539	510,400
Chiba Bank Ltd. (The)	6,184	79,678
Citigroup, Inc.	13,286	1,506,765
Citizens Financial Group, Inc.	3,231	193,763
Commerzbank AG	8,068	289,653
Commonwealth Bank of Australia	18,416	2,151,119
Credit Agricole SA	11,659	218,875
Danske Bank A/S	7,354	357,023
DBS Group Holdings Ltd.	23,434	1,041,251
DNB Bank ASA	9,760	304,389
Erste Group Bank AG	3,390	366,309
Fifth Third Bancorp	6,843	317,926
FinecoBank Banca Fineco SpA	6,732	149,470
HSBC Holdings plc	189,011	3,092,829
Huntington Bancshares, Inc.	15,433	241,526
ING Groep NV	32,146	839,952
Intesa Sanpaolo SpA	153,345	932,141
Israel Discount Bank Ltd., Class A	13,465	135,005
Japan Post Bank Co. Ltd.	19,677	323,729
JPMorgan Chase & Co.	20,499	6,029,986
KBC Group NV	2,529	309,156
KeyCorp	7,124	142,836
Lloyds Banking Group plc	648,276	801,240
M&T Bank Corp.	1,154	238,555
Mitsubishi UFJ Financial Group, Inc.	124,082	2,096,448
Mizrahi Tefahot Bank Ltd.	1,717	124,508
Mizuho Financial Group, Inc.	27,409	1,094,026
National Australia Bank Ltd.	33,767	976,588
NatWest Group plc	88,056	653,380
Nordea Bank Abp	34,026	585,678
Oversea-Chinese Banking Corp. Ltd.	37,288	642,210
PNC Financial Services Group, Inc. (The)	3,071	639,044
Raiffeisen Bank International AG*	1,448	61,937
Regions Financial Corp.	6,599	172,366
Resona Holdings, Inc.	22,885	254,641
Skandinaviska Enskilda Banken AB, Class A	16,667	306,216
Societe Generale SA	7,599	554,849
Standard Chartered plc	21,131	438,845
Sumitomo Mitsui Financial Group, Inc.	40,334	1,329,556
Sumitomo Mitsui Trust Group, Inc.	7,019	223,365
Svenska Handelsbanken AB, Class A(x)	16,057	209,660
Swedbank AB, Class A(x)	9,347	317,351
Truist Financial Corp.	9,599	441,266
UniCredit SpA	15,432	1,111,990
United Overseas Bank Ltd.	13,775	396,191
US Bancorp	11,818	614,654
Wells Fargo & Co.	23,513	1,871,870
Westpac Banking Corp.	37,650	1,034,289
Yokohama Financial Group, Inc.	11,299	100,452

		47,889,477

Capital Markets (2.0%)
3i Group plc	10,935	358,307
Ameriprise Financial, Inc.	694	308,414
Amundi SA(m)	681	58,571
Ares Management Corp., Class A	1,566	170,851
ASX Ltd.	2,138	77,620
Bank of New York Mellon Corp. (The)	5,233	620,791
BlackRock, Inc.	1,097	1,054,996
Blackstone, Inc.	5,692	654,523
Cboe Global Markets, Inc.	796	223,732
Charles Schwab Corp. (The)	12,700	1,193,546
CME Group, Inc.	2,742	809,850
Coinbase Global, Inc., Class A*	1,696	296,138
CVC Capital Partners plc(m)(x)	2,340	30,678
Daiwa Securities Group, Inc.	14,716	138,421
Deutsche Bank AG (Registered)	19,984	584,771
Deutsche Boerse AG	2,073	602,696
EQT AB	5,436	166,931
Euronext NV(m)	856	137,729
FactSet Research Systems, Inc.	282	61,191
Franklin Resources, Inc.(x)	2,336	55,176
Futu Holdings Ltd. (ADR)*	597	81,646
Goldman Sachs Group, Inc. (The)	2,280	1,928,857
Hong Kong Exchanges & Clearing Ltd.	13,236	670,871
Interactive Brokers Group, Inc., Class A	3,386	227,099
Intercontinental Exchange, Inc.	4,318	679,135
Invesco Ltd.	3,376	82,003
Japan Exchange Group, Inc.	10,776	125,119
Julius Baer Group Ltd.	2,268	167,126
KKR & Co., Inc.	5,219	482,757
London Stock Exchange Group plc	5,047	596,484
Macquarie Group Ltd.	3,987	565,677
Moody’s Corp.	1,166	508,667
Morgan Stanley	9,147	1,505,322
MSCI, Inc.	559	301,307
Nasdaq, Inc.	3,414	289,814
Nomura Holdings, Inc.	33,130	262,045
Northern Trust Corp.	1,417	197,771
Partners Group Holding AG(x)	250	268,591
Raymond James Financial, Inc.	1,334	193,150
Robinhood Markets, Inc., Class A*	6,009	416,424
S&P Global, Inc.	2,327	989,766
SBI Holdings, Inc.	6,206	115,602
Schroders plc	7,978	60,831
Singapore Exchange Ltd.	9,436	144,785
State Street Corp.	2,122	268,560
T. Rowe Price Group, Inc.	1,662	149,813
UBS Group AG (Registered)	34,945	1,359,151

		20,243,305

Consumer Finance (0.2%)
American Express Co.	4,072	1,231,698
Capital One Financial Corp.	4,753	867,090
Synchrony Financial	2,643	179,777

		2,278,565

Financial Services (1.8%)
Adyen NV(m)*	278	278,180
Apollo Global Management, Inc.	3,530	393,313
Banca Mediolanum SpA	2,461	49,984
Berkshire Hathaway, Inc., Class B*	13,942	6,681,006
Block, Inc., Class A*	4,164	250,589
Corpay, Inc.*	532	154,807
EXOR NV	1,029	78,864
Fidelity National Information Services, Inc.	3,937	184,685

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Fiserv, Inc.*	4,089	$228,166
Global Payments, Inc.	1,809	121,746
Groupe Bruxelles Lambert NV	880	79,545
Industrivarden AB, Class A	1,192	59,318
Industrivarden AB, Class C	1,718	85,564
Infratil Ltd.	10,449	70,352
Investor AB, Class B	20,060	759,365
Jack Henry & Associates, Inc.	549	86,764
L E Lundbergforetagen AB, Class B	836	47,750
M&G plc	25,190	91,559
Mastercard, Inc., Class A	6,192	3,093,895
Mitsubishi HC Capital, Inc.	9,680	86,484
ORIX Corp.	12,801	383,518
PayPal Holdings, Inc.	7,000	316,610
Poste Italiane SpA(m)	5,032	118,391
Sofina SA	182	44,094
Sony Financial Group, Inc.(x)	66,842	60,892
Visa, Inc., Class A	12,781	3,862,929
Washington H Soul Pattinson & Co. Ltd.(x)	3,763	105,187
Wise plc, Class A*	7,333	88,012

		17,861,569

Insurance (2.1%)
Admiral Group plc	2,866	120,908
Aegon Ltd.	13,852	100,994
Aflac, Inc.	3,549	389,361
Ageas SA/NV	1,642	120,264
AIA Group Ltd.	115,624	1,298,903
Allianz SE (Registered)	4,186	1,734,627
Allstate Corp. (The)	1,977	409,911
American International Group, Inc.	4,079	306,945
Aon plc, Class A	1,631	526,454
Arch Capital Group Ltd.*	2,718	260,901
Arthur J Gallagher & Co.	1,954	423,197
ASR Nederland NV	1,726	118,908
Assurant, Inc.	381	82,986
Aviva plc	33,661	268,127
AXA SA	18,412	844,110
Brown & Brown, Inc.	2,226	145,157
Chubb Ltd.	2,765	901,196
Cincinnati Financial Corp.	1,186	186,617
Daiichi Life Group, Inc.	38,685	353,506
Erie Indemnity Co., Class A	193	48,503
Everest Group Ltd.	309	100,997
Generali	9,384	378,370
Gjensidige Forsikring ASA	2,201	57,457
Globe Life, Inc.	605	84,198
Hannover Rueck SE	664	205,511
Hartford Insurance Group, Inc. (The)	2,120	286,688
Helvetia Baloise Holding AG	876	226,279
Insurance Australia Group Ltd.	26,034	131,013
Japan Post Holdings Co. Ltd.	19,602	224,887
Japan Post Insurance Co. Ltd.	6,123	61,859
Legal & General Group plc	62,726	206,737
Loews Corp.	1,285	137,161
Mapfre SA	10,168	45,516
Marsh & McLennan Cos., Inc.	3,681	638,469
Medibank Pvt. Ltd.	30,891	93,486
MetLife, Inc.	4,185	295,963
MS&AD Insurance Group Holdings, Inc.	14,211	371,894
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,438	895,772
NN Group NV	2,895	226,451
Phoenix Financial Ltd.	2,509	133,276
Principal Financial Group, Inc.	1,504	135,525
Progressive Corp. (The)	4,456	883,357
Prudential Financial, Inc.	2,646	258,488
Prudential plc	28,028	390,860
QBE Insurance Group Ltd.	16,574	243,522
Sampo OYJ, Class A	26,451	283,433
Sompo Holdings, Inc.	9,800	382,919
Standard Life plc	7,678	69,434
Suncorp Group Ltd.	11,919	132,971
Swiss Life Holding AG (Registered)	314	344,164
Swiss Re AG(x)	3,289	549,233
T&D Holdings, Inc.	5,117	130,055
Talanx AG	711	86,528
Tokio Marine Holdings, Inc.	20,272	946,658
Travelers Cos., Inc. (The)	1,644	479,522
Tryg A/S	3,701	88,593
Unipol Assicurazioni SpA	3,948	92,420
W.R. Berkley Corp.	2,265	150,124
Willis Towers Watson plc	723	210,176
Zurich Insurance Group AG	1,611	1,148,644

		20,450,185

Total Financials		108,723,101

Health Care (6.5%)
Biotechnology (0.9%)
AbbVie, Inc.	13,437	2,922,413
Amgen, Inc.	4,094	1,440,474
Argenx SE*	681	496,184
Biogen, Inc.*	1,116	204,596
CSL Ltd.	5,342	524,790
Genmab A/S*	672	179,801
Gilead Sciences, Inc.	9,433	1,314,677
Grifols SA(x)	3,283	34,481
Incyte Corp.*	1,271	119,627
Moderna, Inc.*	2,644	134,315
Regeneron Pharmaceuticals, Inc.	766	591,842
Swedish Orphan Biovitrum AB*	2,164	90,474
Vertex Pharmaceuticals, Inc.*	1,931	862,269

		8,915,943

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	13,221	1,357,400
Alcon AG	5,501	412,690
Align Technology, Inc.*	507	86,915
Baxter International, Inc.	3,912	65,722
Becton Dickinson & Co.	2,165	340,403
BioMerieux	456	48,560
Boston Scientific Corp.*	11,275	707,506
Cochlear Ltd.	720	84,553
Coloplast A/S, Class B(x)	1,388	94,638
Cooper Cos., Inc. (The)*	1,490	106,535
Demant A/S(x)*	1,059	32,185
Dexcom, Inc.*	2,926	183,753
Edwards Lifesciences Corp.*	4,412	353,313
EssilorLuxottica SA	3,315	771,517
Fisher & Paykel Healthcare Corp. Ltd.	6,464	140,017
GE HealthCare Technologies, Inc.	3,465	246,639
Hologic, Inc.*	1,692	127,898
Hoya Corp.	3,712	640,305
IDEXX Laboratories, Inc.*	607	341,067
Insulet Corp.*	535	112,264
Intuitive Surgical, Inc.*	2,700	1,244,673
Koninklijke Philips NV	8,480	232,265
Medtronic plc	9,747	844,578
Olympus Corp.	12,223	116,368
ResMed, Inc.	1,108	248,724
Siemens Healthineers AG(m)	3,725	156,265
Smith & Nephew plc	8,886	140,368

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Solventum Corp.*	1,121	$73,201
Sonova Holding AG (Registered)	558	126,484
STERIS plc	746	164,963
Straumann Holding AG (Registered)(x)	1,229	128,211
Stryker Corp.	2,619	860,577
Sysmex Corp.	5,566	48,524
Terumo Corp.	14,701	196,842
Zimmer Biomet Holdings, Inc.	1,507	136,263

		10,972,186

Health Care Providers & Services (0.7%)
Cardinal Health, Inc.	1,789	378,034
Cencora, Inc.	1,479	464,613
Centene Corp.*	3,552	116,293
Cigna Group (The)	2,003	534,300
CVS Health Corp.	9,673	694,715
DaVita, Inc.*	254	39,037
Elevance Health, Inc.	1,678	491,235
Fresenius Medical Care AG	2,422	107,758
Fresenius SE & Co. KGaA	4,650	238,194
HCA Healthcare, Inc.	1,190	563,156
Henry Schein, Inc.*	761	56,086
Humana, Inc.	917	158,999
Labcorp Holdings, Inc.	630	168,090
McKesson Corp.	931	805,650
NMC Health plc(r)*	907	—
Quest Diagnostics, Inc.	836	163,839
Sigma Healthcare Ltd.	57,176	105,129
Sonic Healthcare Ltd.	5,168	73,150
UnitedHealth Group, Inc.	6,887	1,863,553
Universal Health Services, Inc., Class B	420	75,167

		7,096,998

Health Care Technology (0.0%)†
M3, Inc.*	4,904	50,065
Pro Medicus Ltd.(x)	634	52,378

		102,443

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	2,150	245,057
Bio-Techne Corp.	1,190	62,189
Charles River Laboratories International, Inc.*	374	64,515
Danaher Corp.	4,783	906,857
Eurofins Scientific SE	1,303	95,291
IQVIA Holdings, Inc.*	1,289	219,826
Lonza Group AG (Registered)	773	494,557
Mettler-Toledo International, Inc.*	155	195,486
QIAGEN NV	2,276	91,171
Revvity, Inc.(x)	862	75,520
Sartorius AG (Preference)(q)	288	70,280
Sartorius Stedim Biotech	321	62,847
Thermo Fisher Scientific, Inc.	2,857	1,404,301
Waters Corp.*	746	222,159
West Pharmaceutical Services, Inc.	547	137,100

		4,347,156

Pharmaceuticals (3.4%)
Astellas Pharma, Inc.	19,886	324,678
AstraZeneca plc	17,068	3,333,688
Bayer AG (Registered)	10,817	491,752
Bristol-Myers Squibb Co.	15,483	939,044
Chugai Pharmaceutical Co. Ltd.	7,357	407,051
Daiichi Sankyo Co. Ltd.	19,775	348,643
Eisai Co. Ltd.	2,897	90,030
Eli Lilly & Co.	6,025	5,541,614
Financiere de Tubize SA	220	54,395
Galderma Group AG	1,702	329,950
GSK plc	44,863	1,230,361
Haleon plc	98,052	485,350
Ipsen SA	415	77,825
Johnson & Johnson	18,323	4,478,874
Kyowa Kirin Co. Ltd.	2,620	43,279
Merck & Co., Inc.	18,871	2,269,993
Merck KGaA	1,423	176,721
Novartis AG (Registered)	20,922	3,176,578
Novo Nordisk A/S, Class B	35,453	1,306,414
Orion OYJ, Class B	1,204	97,374
Otsuka Holdings Co. Ltd.	4,806	339,239
Pfizer, Inc.	43,229	1,213,870
Recordati Industria Chimica e Farmaceutica SpA	1,266	72,016
Roche Holding AG	7,733	3,053,498
Roche Holding AG (OTC US Exchange)	352	145,806
Sandoz Group AG	4,602	360,974
Sanofi SA	12,082	1,165,379
Shionogi & Co. Ltd.	8,359	185,980
Takeda Pharmaceutical Co. Ltd.	17,555	647,619
Teva Pharmaceutical Industries Ltd. (ADR)*	12,626	380,295
UCB SA	1,392	419,286
Viatris, Inc.	8,757	118,307
Zoetis, Inc.	3,209	379,336

		33,685,219

Total Health Care		65,119,945

Industrials (8.2%)
Aerospace & Defense (1.7%)
Airbus SE	6,541	1,228,566
Axon Enterprise, Inc.*	600	254,814
BAE Systems plc	33,031	961,499
Boeing Co. (The)*	5,971	1,188,408
CSG NV*	2,201	59,225
Dassault Aviation SA	216	80,114
Elbit Systems Ltd.	307	257,174
GE Aerospace	7,974	2,262,782
General Dynamics Corp.	1,930	662,415
Hensoldt AG	699	60,680
Howmet Aerospace, Inc.	3,048	702,442
Huntington Ingalls Industries, Inc.	298	113,210
Kongsberg Gruppen ASA	4,841	207,283
L3Harris Technologies, Inc.	1,420	490,113
Leonardo SpA	4,455	299,234
Lockheed Martin Corp.	1,539	930,156
Melrose Industries plc	13,833	93,178
MTU Aero Engines AG	593	212,296
Northrop Grumman Corp.	1,014	691,791
Rheinmetall AG	506	843,857
Rolls-Royce Holdings plc	92,421	1,411,356
RTX Corp.	10,205	1,968,545
Saab AB, Class B(x)	3,526	231,299
Safran SA	3,913	1,279,719
Singapore Technologies Engineering Ltd.	17,139	146,070
Textron, Inc.	1,324	115,930
Thales SA	1,020	299,479
TransDigm Group, Inc.	429	497,194

		17,548,829

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	902	149,795
Deutsche Post AG	10,129	522,365
DSV A/S	2,250	537,534
Expeditors International of Washington, Inc.	1,019	145,951
FedEx Corp.	1,645	585,916

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
InPost SA*	2,751	$48,295
United Parcel Service, Inc., Class B	5,619	552,797

		2,542,653

Building Products (0.4%)
A.O. Smith Corp.	855	56,379
AGC, Inc.	2,185	77,056
Allegion plc	654	95,020
Assa Abloy AB, Class B	11,034	395,683
Belimo Holding AG (Registered)	108	87,293
Builders FirstSource, Inc.*	841	69,239
Carrier Global Corp.	5,974	336,396
Cie de Saint-Gobain SA	4,903	403,494
Daikin Industries Ltd.	2,911	353,150
Geberit AG (Registered)	373	252,403
Johnson Controls International plc	4,654	609,441
Kingspan Group plc	1,685	142,229
Lennox International, Inc.(x)	243	112,784
Masco Corp.	1,548	93,453
Nibe Industrier AB, Class B	16,680	69,535
ROCKWOOL A/S, Class B	1,066	29,758
Trane Technologies plc	1,683	701,373

		3,884,686

Commercial Services & Supplies (0.3%)
Brambles Ltd.	14,950	233,608
Cintas Corp.	2,584	437,058
Copart, Inc.*	6,771	224,797
Dai Nippon Printing Co. Ltd.	4,336	78,738
Rentokil Initial plc	27,805	172,881
Republic Services, Inc.	1,530	335,101
Rollins, Inc.	2,231	119,158
Secom Co. Ltd.	4,375	167,988
Securitas AB, Class B	5,413	90,995
TOPPAN Holdings, Inc.	2,547	67,496
Veralto Corp.	1,888	166,937
Verisure plc*	2,845	29,450
Waste Management, Inc.	2,821	648,238

		2,772,445

Construction & Engineering (0.4%)
ACS Actividades de Construccion y Servicios SA(x)	1,938	239,813
Bouygues SA	2,121	122,366
Comfort Systems USA, Inc.	268	369,569
Eiffage SA	755	115,918
EMCOR Group, Inc.	340	251,025
Ferrovial SE	5,655	367,679
HOCHTIEF AG	171	75,207
Kajima Corp.	4,625	175,695
Obayashi Corp.	7,020	169,056
Quanta Services, Inc.	1,134	622,589
Shimizu Corp.	5,500	99,148
Skanska AB, Class B(x)	3,746	101,029
Taisei Corp.	1,656	172,942
Vinci SA	5,444	815,334

		3,697,370

Electrical Equipment (1.2%)
ABB Ltd. (Registered)	17,129	1,393,148
AMETEK, Inc.	1,750	375,130
Eaton Corp. plc	2,953	1,056,199
Emerson Electric Co.	4,273	559,848
Fuji Electric Co. Ltd.	1,532	107,281
Fujikura Ltd.	16,680	453,846
GE Vernova, Inc.	2,049	1,788,572
Generac Holdings, Inc.*	446	87,117
Hubbell, Inc., Class B	404	198,259
Legrand SA	2,887	446,113
Mitsubishi Electric Corp.	20,969	684,795
Nidec Corp.*	9,196	115,735
Prysmian SpA	3,100	362,495
Rockwell Automation, Inc.	854	306,483
Schneider Electric SE	6,034	1,657,359
Siemens Energy AG	8,529	1,403,665
Vertiv Holdings Co., Class A	2,909	728,937
Vestas Wind Systems A/S	11,117	332,849

		12,057,831

Ground Transportation (0.5%)
Ayvens SA(m)	3,882	45,735
Central Japan Railway Co.	8,533	220,963
CSX Corp.	14,138	580,365
East Japan Railway Co.	10,572	241,276
Grab Holdings Ltd., Class A*	26,185	95,837
Hankyu Hanshin Holdings, Inc.	2,626	75,913
JB Hunt Transport Services, Inc.	568	120,359
MTR Corp. Ltd.(x)	17,085	70,111
Norfolk Southern Corp.	1,707	489,909
Old Dominion Freight Line, Inc.	1,399	273,365
Seibu Holdings, Inc.	2,300	64,225
Tokyu Corp.	5,460	64,492
Uber Technologies, Inc.*	15,648	1,125,561
Union Pacific Corp.	4,512	1,094,701
West Japan Railway Co.	4,468	88,744

		4,651,556

Industrial Conglomerates (0.6%)
3M Co.	4,005	581,646
CK Hutchison Holdings Ltd.	29,573	227,280
Hikari Tsushin, Inc.	188	47,595
Hitachi Ltd.	50,414	1,473,380
Honeywell International, Inc.	4,827	1,091,047
Investment AB Latour, Class B	1,630	35,017
Jardine Matheson Holdings Ltd. (London Stock Exchange)	1,609	111,423
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	200	14,357
Keppel Ltd.	16,022	148,695
Lifco AB, Class B	2,566	77,205
Sekisui Chemical Co. Ltd.	4,026	67,122
Siemens AG (Registered)	8,364	1,983,860
Smiths Group plc	3,494	106,420
Swire Pacific Ltd., Class A	3,792	41,589

		6,006,636

Machinery (1.5%)
Alfa Laval AB	3,185	173,786
Alstom SA*	3,814	108,677
Atlas Copco AB, Class A	29,574	520,176
Atlas Copco AB, Class B	17,184	266,996
Caterpillar, Inc.	3,538	2,506,532
Cummins, Inc.	1,050	564,921
Daifuku Co. Ltd.	3,540	123,678
Daimler Truck Holding AG	5,057	241,074
Deere & Co.	1,917	1,079,846
Dover Corp.	1,025	213,661
Ebara Corp.(x)	5,100	143,705
Epiroc AB, Class A	7,255	178,123
Epiroc AB, Class B	4,292	92,302
FANUC Corp.	10,278	357,976
Fortive Corp.	2,383	131,732
GEA Group AG	1,613	113,991
IDEX Corp.	569	107,854
IHI Corp.	11,300	230,948
Illinois Tool Works, Inc.	1,994	519,018
Indutrade AB(x)	3,007	69,540
Ingersoll Rand, Inc.	2,706	216,805
Kawasaki Heavy Industries Ltd.	8,500	161,280
Knorr-Bremse AG	798	89,094
Komatsu Ltd.	10,428	409,351

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Kone OYJ, Class B	3,742	$238,576
Kubota Corp.	10,625	167,652
Makita Corp.	2,436	79,119
Metso OYJ	7,300	126,254
Minebea Mitsumi, Inc.	3,968	65,090
Mitsubishi Heavy Industries Ltd.	35,257	961,788
Nordson Corp.	402	106,956
Otis Worldwide Corp.	2,955	227,771
PACCAR, Inc.	3,995	461,423
Parker-Hannifin Corp.	960	859,430
Pentair plc	1,244	108,365
Rational AG	56	40,535
Sandvik AB	11,738	448,571
Schindler Holding AG	448	147,536
Schindler Holding AG (Registered)	258	81,147
SKF AB, Class B	3,755	89,685
SMC Corp.	610	238,595
Snap-on, Inc.	395	143,472
Spirax Group plc	810	72,493
Stanley Black & Decker, Inc.	1,178	83,709
Techtronic Industries Co. Ltd.	16,146	214,914
Toyota Industries Corp.*	336	43,229
Trelleborg AB, Class B	2,232	83,167
VAT Group AG(m)	297	183,216
Volvo AB, Class B	17,496	570,805
Wartsila OYJ Abp	5,537	207,038
Westinghouse Air Brake Technologies Corp.	1,296	323,883
Xylem, Inc.	1,852	221,314
Yangzijiang Shipbuilding Holdings Ltd.	28,430	84,479

		15,301,278

Marine Transportation (0.1%)
AP Moller - Maersk A/S, Class A(x)	32	77,733
AP Moller - Maersk A/S, Class B(x)	43	106,565
Kawasaki Kisen Kaisha Ltd.	3,857	64,934
Kuehne + Nagel International AG (Registered)(x)	532	121,539
Mitsui OSK Lines Ltd.	3,770	156,037
Nippon Yusen KK	4,567	167,619
SITC International Holdings Co. Ltd.	15,319	67,629

		762,056

Passenger Airlines (0.1%)
ANA Holdings, Inc.	1,803	32,058
Delta Air Lines, Inc.	4,939	328,345
Deutsche Lufthansa AG (Registered)	6,600	54,477
International Consolidated Airlines Group SA	13,007	62,164
Japan Airlines Co. Ltd.	1,637	26,634
Qantas Airways Ltd.	8,161	47,931
Ryanair Holdings plc	9,243	261,858
Singapore Airlines Ltd.	17,367	89,866
Southwest Airlines Co.	3,736	140,362
United Airlines Holdings, Inc.*	2,459	226,400

		1,270,095

Professional Services (0.4%)
Automatic Data Processing, Inc.	3,061	621,934
Broadridge Financial Solutions, Inc.	888	144,282
Bureau Veritas SA	3,747	112,558
Computershare Ltd.	5,730	113,161
Equifax, Inc.	915	164,764
Experian plc	10,102	351,131
Intertek Group plc	1,694	82,594
Jacobs Solutions, Inc.	893	113,661
Leidos Holdings, Inc.	972	151,165
Paychex, Inc.	2,456	226,247
Randstad NV(x)	1,162	30,528
Recruit Holdings Co. Ltd.	15,545	672,491
RELX plc	20,048	660,966
SGS SA (Registered)	1,823	192,950
Verisk Analytics, Inc.	1,060	201,135
Wolters Kluwer NV	2,560	191,514

		4,031,081

Trading Companies & Distributors (0.7%)
AddTech AB, Class B	2,861	97,212
AerCap Holdings NV	1,843	252,823
Beijer Ref AB, Class B	4,501	61,857
Brenntag SE	1,351	89,134
Bunzl plc	3,568	106,896
Fastenal Co.	8,730	405,072
ITOCHU Corp.	65,440	831,770
Marubeni Corp.	15,544	571,571
Mitsubishi Corp.	35,438	1,216,984
Mitsui & Co. Ltd.	27,198	1,047,130
MonotaRO Co. Ltd.(x)	2,771	29,789
Rexel SA	2,444	95,584
SGH Ltd.	2,240	63,527
Sumitomo Corp.	12,016	447,224
Sunbelt Rentals Holdings, Inc.	4,608	294,259
Toyota Tsusho Corp.	7,592	297,082
United Rentals, Inc.	479	348,980
W.W. Grainger, Inc.	333	363,240

		6,620,134

Transportation Infrastructure (0.1%)
Aena SME SA(m)	8,257	245,854
Aeroports de Paris SA(x)	381	46,359
Auckland International Airport Ltd.	18,657	85,578
Getlink SE	3,329	71,738
Transurban Group	34,291	333,262

		782,791

Total Industrials		81,929,441

Information Technology (15.9%)
Communications Equipment (0.6%)
Arista Networks, Inc.*	7,851	963,946
Ciena Corp.*	1,071	415,794
Cisco Systems, Inc.	30,040	2,330,803
F5, Inc.*	430	124,412
Lumentum Holdings, Inc.*	543	381,599
Motorola Solutions, Inc.	1,263	548,104
Nokia OYJ	58,315	464,767
Telefonaktiebolaget LM Ericsson, Class B(x)	30,811	349,000

		5,578,425

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	9,328	1,178,593
CDW Corp.	990	119,810
Coherent Corp.*	1,425	339,449
Corning, Inc.	5,936	807,118
Halma plc	4,180	212,363
Hexagon AB, Class B	22,856	222,386
Ibiden Co. Ltd.	2,600	127,510
Jabil, Inc.	803	213,301
Keyence Corp.	2,173	769,579
Keysight Technologies, Inc.*	1,304	368,210
Kyocera Corp.	14,183	219,262
Murata Manufacturing Co. Ltd.	18,382	412,138
Shimadzu Corp.	2,624	62,249
TDK Corp.	21,416	277,669
TE Connectivity plc	2,231	466,324
Teledyne Technologies, Inc.*	357	215,989
Yokogawa Electric Corp.	2,533	78,462
Zebra Technologies Corp., Class A*	374	78,196

		6,168,608

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (0.5%)
Accenture plc, Class A	4,678	$927,601
Akamai Technologies, Inc.*	1,094	125,646
Capgemini SE	1,684	196,834
Cognizant Technology Solutions Corp., Class A	3,636	223,069
EPAM Systems, Inc.*	420	56,868
Fujitsu Ltd.	19,362	393,485
Gartner, Inc.*	536	84,870
GoDaddy, Inc., Class A*	1,027	84,902
Indra Sistemas SA(x)	875	48,215
International Business Machines Corp.	7,107	1,722,666
NEC Corp.	14,285	355,891
Nomura Research Institute Ltd.	4,126	114,321
Obic Co. Ltd.	3,549	86,484
Otsuka Corp.	2,529	48,500
TIS, Inc.	2,365	51,033
VeriSign, Inc.	627	155,722

		4,676,107

Semiconductors & Semiconductor Equipment (7.2%)
Advanced Micro Devices, Inc.*	12,396	2,521,718
Advantest Corp.	8,465	1,145,278
Analog Devices, Inc.	3,715	1,181,890
Applied Materials, Inc.	6,035	2,062,703
ASM International NV	516	393,051
ASML Holding NV	4,271	5,653,253
BE Semiconductor Industries NV	804	169,634
Broadcom, Inc.	35,975	11,134,622
Disco Corp.	981	393,084
First Solar, Inc.*	816	160,964
Infineon Technologies AG	14,379	631,787
Intel Corp.*	35,698	1,575,353
Kioxia Holdings Corp.*	2,100	266,965
KLA Corp.	997	1,467,993
Lam Research Corp.	9,494	2,028,488
Lasertec Corp.	854	188,298
Microchip Technology, Inc.	4,114	265,806
Micron Technology, Inc.	8,557	2,890,897
Monolithic Power Systems, Inc.	370	404,539
Nova Ltd.*	326	144,816
NVIDIA Corp.	184,753	32,220,923
NXP Semiconductors NV	1,913	376,593
ON Semiconductor Corp.*	2,996	185,512
Qnity Electronics, Inc.	1,593	183,800
QUALCOMM, Inc.	8,112	1,044,663
Renesas Electronics Corp.	19,542	277,507
SCREEN Holdings Co. Ltd.	1,732	102,049
Skyworks Solutions, Inc.(x)	1,143	61,208
STMicroelectronics NV	7,454	255,887
Teradyne, Inc.	1,191	353,084
Texas Instruments, Inc.	6,900	1,339,566
Tokyo Electron Ltd.	4,975	1,216,647
Tower Semiconductor Ltd.(x)*	1,239	217,258

		72,515,836

Software (3.8%)
Adobe, Inc.*	3,121	758,653
AppLovin Corp., Class A*	2,060	819,880
Autodesk, Inc.*	1,612	385,913
Cadence Design Systems, Inc.*	2,070	575,191
Check Point Software Technologies Ltd.*	945	134,993
Crowdstrike Holdings, Inc., Class A*	1,917	748,416
Dassault Systemes SE	7,383	150,317
Datadog, Inc., Class A*	2,496	294,653
Fair Isaac Corp.*	180	192,157
Fortinet, Inc.*	4,806	392,746
Gen Digital, Inc.	4,190	78,898
Intuit, Inc.	2,116	914,916
Microsoft Corp.	56,457	20,898,688
Monday.com Ltd.*	475	32,827
Nebius Group NV, Class A(x)*	2,350	243,836
Nemetschek SE	636	46,812
Nice Ltd.*	680	74,976
Oracle Corp.(x)	410	22,456
Oracle Corp. (Moscow Stock Exchange)	12,893	1,896,689
Palantir Technologies, Inc., Class A*	17,368	2,540,591
Palo Alto Networks, Inc.*	6,144	985,006
PTC, Inc.*	905	128,953
Roper Technologies, Inc.	810	286,627
Sage Group plc (The)	10,507	117,350
Salesforce, Inc.	7,124	1,329,837
SAP SE	11,492	1,944,826
ServiceNow, Inc.*	7,953	831,486
Synopsys, Inc.*	1,455	576,878
Trimble, Inc.*	1,809	118,001
Tyler Technologies, Inc.*	327	111,958
WiseTech Global Ltd.(x)	2,219	60,565
Workday, Inc., Class A*	1,619	210,341
Xero Ltd.*	1,870	100,027

		38,005,463

Technology Hardware, Storage & Peripherals (3.2%)
Apple, Inc.	111,621	28,328,294
Canon, Inc.(x)	9,550	265,964
Dell Technologies, Inc., Class C	2,260	370,934
FUJIFILM Holdings Corp.	12,331	234,359
Hewlett Packard Enterprise Co.	10,103	240,552
HP, Inc.	6,979	134,067
Logitech International SA (Registered)	1,681	153,591
NetApp, Inc.	1,506	154,199
Sandisk Corp.*	1,122	712,851
Seagate Technology Holdings plc	1,658	649,538
Super Micro Computer, Inc.(x)*	3,825	87,095
Western Digital Corp.	2,578	697,323

		32,028,767

Total Information Technology		158,973,206

Materials (2.2%)
Chemicals (1.0%)
Air Liquide SA	6,378	1,313,870
Air Products and Chemicals, Inc.	1,693	491,800
Akzo Nobel NV	1,883	108,056
Albemarle Corp.	896	160,859
Asahi Kasei Corp.	14,270	138,180
BASF SE	9,827	593,809
CF Industries Holdings, Inc.	1,186	153,990
Corteva, Inc.	5,113	428,009
Dow, Inc.	5,455	227,201
DSM-Firmenich AG	1,901	135,771
DuPont de Nemours, Inc.	3,111	142,484
Ecolab, Inc.	1,938	515,547
EMS-Chemie Holding AG (Registered)(x)	77	60,126
Evonik Industries AG	2,821	54,642
Givaudan SA (Registered)	102	344,996
ICL Group Ltd.	8,523	43,915
International Flavors & Fragrances, Inc.	1,959	142,125
Linde plc	3,550	1,759,948
LyondellBasell Industries NV, Class A	1,958	157,736
Mitsubishi Chemical Group Corp.	13,448	77,878

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Mosaic Co. (The)	2,413	$61,531
Nippon Paint Holdings Co. Ltd.(x)	10,405	64,945
Nippon Sanso Holdings Corp.	1,946	69,478
Nitto Denko Corp.	7,432	148,693
Novonesis Novozymes B	3,879	229,520
PPG Industries, Inc.	1,706	182,337
Sherwin-Williams Co. (The)	1,753	561,924
Shin-Etsu Chemical Co. Ltd.	18,539	754,307
Sika AG (Registered)	1,678	279,067
Syensqo SA	801	46,341
Symrise AG, Class A	1,462	123,785
Toray Industries, Inc.	15,279	107,724
Yara International ASA	1,822	106,059

		9,786,653

Construction Materials (0.2%)
Buzzi SpA	848	42,775
CRH plc	5,096	535,692
Heidelberg Materials AG	1,473	303,377
Holcim AG	5,617	466,116
Martin Marietta Materials, Inc.	459	270,204
Vulcan Materials Co.	1,005	273,661

		1,891,825

Containers & Packaging (0.1%)
Amcor plc	3,513	139,642
Avery Dennison Corp.	588	101,536
Ball Corp.	2,038	120,466
International Paper Co.	4,015	143,336
Packaging Corp. of America	679	144,097
Smurfit Westrock plc	3,972	158,284

		807,361

Metals & Mining (0.9%)
Anglo American plc	12,322	523,497
Antofagasta plc	4,341	193,117
ArcelorMittal SA	4,693	244,512
BHP Group Ltd.	55,893	2,042,230
Boliden AB*	3,129	166,091
Endeavour Mining plc	2,126	128,708
Evolution Mining Ltd.	22,354	202,589
Fortescue Ltd.	18,096	255,624
Freeport-McMoRan, Inc.	10,927	642,289
Fresnillo plc	2,433	107,781
Glencore plc	109,828	836,890
JFE Holdings, Inc.	6,333	73,769
JX Advanced Metals Corp.	6,100	132,592
Lynas Rare Earths Ltd.*	9,970	135,490
Newmont Corp.	8,297	898,150
Nippon Steel Corp.	53,240	195,589
Norsk Hydro ASA	15,245	161,648
Northern Star Resources Ltd.	14,964	218,457
Nucor Corp.	1,740	294,234
Rio Tinto Ltd.	4,088	459,629
Rio Tinto plc	12,427	1,155,112
South32 Ltd.	49,384	148,445
Steel Dynamics, Inc.	1,044	187,920
Sumitomo Metal Mining Co. Ltd.	2,734	158,500

		9,562,863

Paper & Forest Products (0.0%)†
Holmen AB, Class B(x)	774	27,705
Stora Enso OYJ, Class R	6,410	75,504
Svenska Cellulosa AB SCA, Class B(x)	6,697	77,516
UPM-Kymmene OYJ	5,809	180,691

		361,416

Total Materials		22,410,118

Real Estate (1.2%)
Diversified REITs (0.0%)†
CapitaLand Integrated Commercial Trust (REIT)	67,004	120,338
Covivio SA (REIT)	614	36,709
Land Securities Group plc (REIT)	7,790	57,804
Stockland (REIT)	26,662	79,846

		294,697

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	1,186	55,054
Healthpeak Properties, Inc. (REIT)	5,284	86,816
Ventas, Inc. (REIT)	3,611	295,308
Welltower, Inc. (REIT)	5,305	1,048,852

		1,486,030

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	4,863	93,175

Industrial REITs (0.2%)
CapitaLand Ascendas REIT (REIT)	43,162	83,394
Goodman Group (REIT)	22,511	400,740
Prologis, Inc. (REIT)	7,067	934,116
Segro plc (REIT)	14,153	123,079

		1,541,329

Office REITs (0.0%)†
BXP, Inc. (REIT)	1,121	58,180
Gecina SA (REIT)	507	40,090
Nippon Building Fund, Inc. (REIT)	86	72,185

		170,455

Real Estate Management & Development (0.3%)
Azrieli Group Ltd.	467	62,547
CapitaLand Investment Ltd.	25,742	54,871
CBRE Group, Inc., Class A*	2,209	299,231
CK Asset Holdings Ltd.	21,014	120,035
CoStar Group, Inc.*	3,222	129,975
Daito Trust Construction Co. Ltd.	3,220	74,996
Daiwa House Industry Co. Ltd.	6,174	192,997
Fastighets AB Balder, Class B*	7,903	46,480
Henderson Land Development Co. Ltd.(x)	16,479	61,120
Hongkong Land Holdings Ltd.	11,858	92,747
Hulic Co. Ltd.	5,110	59,486
LEG Immobilien SE	832	54,184
Mitsubishi Estate Co. Ltd.	11,731	324,612
Mitsui Fudosan Co. Ltd.	29,068	307,672
Sagax AB, Class B(x)	2,419	45,088
Sino Land Co. Ltd.	41,234	61,444
Sumitomo Realty & Development Co. Ltd.	6,696	188,256
Sun Hung Kai Properties Ltd.	15,941	270,183
Swiss Prime Site AG (Registered)	883	149,603
Vonovia SE	8,199	204,191
Wharf Holdings Ltd. (The)	11,399	31,495
Wharf Real Estate Investment Co. Ltd.	18,797	54,496

		2,885,709

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	1,077	175,928
Camden Property Trust (REIT)	786	76,761
Equity Residential (REIT)	2,614	154,618
Essex Property Trust, Inc. (REIT)	490	118,580
Invitation Homes, Inc. (REIT)	4,288	106,557
Mid-America Apartment Communities, Inc. (REIT)	889	108,564
UDR, Inc. (REIT)	2,287	77,255

		818,263

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Retail REITs (0.2%)
Federal Realty Investment Trust (REIT)	597	$63,407
Kimco Realty Corp. (REIT)	5,125	115,159
Klepierre SA (REIT)	2,368	89,252
Link REIT (REIT)	28,806	133,374
Realty Income Corp. (REIT)	6,994	427,893
Regency Centers Corp. (REIT)	1,252	94,726
Scentre Group (REIT)	57,418	132,471
Simon Property Group, Inc. (REIT)	2,473	461,289
Unibail-Rodamco-Westfield (REIT)	1,341	149,876
Vicinity Ltd. (REIT)	43,031	69,814

		1,737,261

Specialized REITs (0.3%)
American Tower Corp. (REIT)	3,559	614,212
Crown Castle, Inc. (REIT)	3,311	269,217
Digital Realty Trust, Inc. (REIT)	2,455	442,416
Equinix, Inc. (REIT)	747	732,239
Extra Space Storage, Inc. (REIT)	1,614	211,644
Iron Mountain, Inc. (REIT)	2,249	229,713
Public Storage (REIT)	1,201	325,327
SBA Communications Corp. (REIT)	810	139,409
VICI Properties, Inc. (REIT), Class A	8,126	222,002
Weyerhaeuser Co. (REIT)	5,478	133,828

		3,320,007

Total Real Estate		12,346,926

Utilities (2.0%)
Electric Utilities (1.2%)
Acciona SA	272	71,783
Alliant Energy Corp.	1,954	140,219
American Electric Power Co., Inc.	4,112	539,001
BKW AG	232	45,695
Chubu Electric Power Co., Inc.	7,466	122,566
CK Infrastructure Holdings Ltd.(x)	6,713	53,579
CLP Holdings Ltd.	18,001	169,486
Constellation Energy Corp.	2,369	661,543
Contact Energy Ltd.	9,784	52,225
Duke Energy Corp.	5,913	774,248
Edison International	2,926	214,125
EDP SA	34,543	182,882
Elia Group SA/NV, Class B*	480	73,558
Endesa SA	3,496	147,428
Enel SpA	89,530	974,701
Entergy Corp.	3,439	386,406
Evergy, Inc.	1,750	143,360
Eversource Energy	2,853	197,656
Exelon Corp.	7,777	381,229
FirstEnergy Corp.	3,953	200,259
Fortum OYJ	4,938	125,511
Iberdrola SA	70,807	1,625,426
Kansai Electric Power Co., Inc. (The)	10,400	171,303
NextEra Energy, Inc.	15,834	1,470,662
NRG Energy, Inc.	1,615	236,016
Origin Energy Ltd.	18,492	158,483
PG&E Corp.	16,711	293,612
Pinnacle West Capital Corp.	910	91,682
Power Assets Holdings Ltd.(x)	15,263	118,919
PPL Corp.	5,624	214,837
Redeia Corp. SA	4,466	75,578
Southern Co. (The)	8,372	808,065
SSE plc	13,289	458,790
Terna-Rete Elettrica Nazionale	15,488	177,366
Verbund AG	749	57,067
Xcel Energy, Inc.	4,497	357,242

		11,972,508

Gas Utilities (0.1%)
APA Group	14,475	99,537
Atmos Energy Corp.	1,258	232,378
Hong Kong & China Gas Co. Ltd.(x)	123,321	113,041
Italgas SpA	6,707	78,121
Naturgy Energy Group SA	2,668	80,103
Osaka Gas Co. Ltd.	3,976	161,234
Snam SpA	22,197	168,819
Tokyo Gas Co. Ltd.	3,430	161,954

		1,095,187

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	5,414	76,283
EDP Renovaveis SA	3,470	55,524
Meridian Energy Ltd.	14,521	46,412
Orsted A/S(m)*	5,817	142,421
RWE AG	6,961	463,629
Vistra Corp.	2,425	364,550

		1,148,819

Multi-Utilities (0.5%)
Ameren Corp.	2,101	230,942
CenterPoint Energy, Inc.	4,964	214,246
Centrica plc	50,685	143,369
CMS Energy Corp.	2,330	180,761
Consolidated Edison, Inc.	2,744	310,566
Dominion Energy, Inc.	6,492	401,335
DTE Energy Co.	1,579	230,881
E.ON SE	24,719	540,278
Engie SA	20,109	648,318
National Grid plc	54,694	922,083
NiSource, Inc.	3,638	169,749
Public Service Enterprise Group, Inc.	3,795	307,205
Sembcorp Industries Ltd.	9,825	51,024
Sempra	4,962	482,158
Veolia Environnement SA	6,941	265,148
WEC Energy Group, Inc.	2,474	286,415

		5,384,478

Water Utilities (0.1%)
American Water Works Co., Inc.	1,484	201,958
Severn Trent plc	2,983	122,485
United Utilities Group plc	7,506	131,223

		455,666

Total Utilities		20,056,658

Total Common Stocks (64.8%) (Cost $293,576,720)		649,133,452

EXCHANGE TRADED FUNDS (ETF):
Equity (4.0%)
State Street SPDR S&P MidCap 400 ETF Trust(x)	64,683	39,893,887

Total Exchange Traded Funds (4.0%) (Cost $21,798,564)		39,893,887

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (1.8%)
FHLB 3.250%, 11/16/28	$745,000	734,309
4.750%, 12/8/28	1,290,000	1,318,640
FHLMC 6.750%, 3/15/31	1,000,000	1,123,486
6.250%, 7/15/32	2,282,000	2,548,118
FNMA 1.875%, 9/24/26	1,297,000	1,285,269
0.750%, 10/8/27	5,000,000	4,770,123
7.250%, 5/15/30	1,600,000	1,805,560

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Tennessee Valley Authority 3.875%, 3/15/28	$5,000,000	$5,002,258

Total U.S. Government Agency Securities		18,587,763

U.S. Treasury Obligations (26.8%)
U.S. Treasury Bonds 6.125%, 11/15/27	4,431,200	4,591,113
5.250%, 11/15/28	7,983,800	8,264,887
U.S. Treasury Notes 1.500%, 1/31/27	3,846,200	3,775,402
2.250%, 2/15/27	4,750,400	4,688,882
1.875%, 2/28/27	2,319,900	2,280,799
2.375%, 5/15/27	8,047,500	7,920,259
3.250%, 6/30/27	1,752,500	1,740,092
2.250%, 8/15/27	5,434,100	5,319,310
4.125%, 10/31/27	2,266,200	2,275,672
2.250%, 11/15/27#	12,465,600	12,155,379
3.875%, 12/31/27	4,047,600	4,050,016
4.250%, 2/15/28	7,025,000	7,079,022
4.000%, 2/29/28	4,072,800	4,085,889
3.500%, 4/30/28	4,241,900	4,214,904
3.625%, 5/31/28	2,970,400	2,958,481
4.000%, 6/30/28	6,503,900	6,530,721
4.375%, 8/31/28	8,076,800	8,176,764
4.625%, 9/30/28	2,842,100	2,896,048
3.125%, 11/15/28	588,400	578,095
4.375%, 11/30/28	2,428,400	2,461,755
3.750%, 12/31/28	4,964,900	4,954,405
4.000%, 1/31/29	4,838,800	4,860,140
2.625%, 2/15/29	1,585,100	1,533,372
4.250%, 2/28/29	6,009,800	6,078,416
4.125%, 3/31/29	5,376,600	5,421,131
4.625%, 4/30/29	4,178,200	4,272,293
2.375%, 5/15/29	4,216,300	4,035,955
4.500%, 5/31/29	4,628,800	4,718,129
4.250%, 6/30/29	3,041,400	3,078,801
1.625%, 8/15/29	6,028,100	5,609,412
3.500%, 9/30/29	3,657,000	3,613,853
1.750%, 11/15/29	5,128,200	4,766,016
1.500%, 2/15/30	4,655,300	4,259,634
0.625%, 5/15/30	5,588,700	4,895,336
0.625%, 8/15/30	3,253,500	2,825,333
4.125%, 8/31/30	3,113,800	3,138,113
4.625%, 9/30/30	4,795,800	4,931,783
4.875%, 10/31/30	1,754,400	1,822,801
0.875%, 11/15/30	4,056,200	3,535,325
4.375%, 11/30/30	5,245,800	5,340,788
3.750%, 12/31/30	3,412,000	3,382,954
1.625%, 5/15/31	3,247,100	2,896,238
4.250%, 6/30/31	985,800	998,476
1.250%, 8/15/31	15,571,900	13,517,002
3.625%, 9/30/31	2,746,800	2,695,501
1.375%, 11/15/31	2,185,600	1,895,902
1.875%, 2/15/32	2,338,400	2,073,918
2.875%, 5/15/32	4,249,400	3,975,358
2.750%, 8/15/32	2,982,400	2,758,953
4.125%, 11/15/32	3,018,500	3,020,579
4.000%, 1/31/33	7,419,000	7,366,149
3.500%, 2/15/33	3,262,300	3,139,909
3.375%, 5/15/33	9,066,400	8,639,474
3.875%, 8/15/33	4,592,500	4,509,978
4.500%, 11/15/33	3,472,000	3,545,238
4.000%, 2/15/34	3,123,500	3,082,504
4.375%, 5/15/34	3,554,200	3,593,811
3.875%, 8/15/34	2,389,500	2,329,763
4.250%, 11/15/34	1,477,900	1,478,131
4.625%, 2/15/35	6,570,100	6,745,645
4.250%, 5/15/35	1,984,500	1,980,903
4.250%, 8/15/35	2,827,900	2,819,953
4.000%, 11/15/35	1,983,800	1,936,375

Total U.S. Treasury Obligations		268,117,240

Total Long-Term Debt Securities (28.6%) (Cost $290,632,504)		286,705,003

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)†
Diversified Telecommunication Services (0.0%)†
Telecom Italia SpA, expiring 4/1/26*	192,888	2

Total Communication Services		2

Real Estate (0.0%)†
Industrial REITs (0.0%)†
CapitaLand Ascendas REIT, expiring 4/15/26*	1,208	113

Total Real Estate		113

Total Rights (0.0%)† (Cost $—)		115

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	887,513	887,513
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	1,927,998	1,928,191

Total Investment Companies		2,815,704

Total Short-Term Investments (0.3%) (Cost $2,815,897)		2,815,704

Total Investments in Securities (97.7%) (Cost $608,823,685)		978,548,161
Other Assets Less Liabilities (2.3%)		23,471,282

Net Assets (100%)		$1,002,019,443

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $10,263,073.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the market value or fair value, as applicable, of these securities amounted to $2,435,942 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $18,229,446. This was collateralized by $17,522,660 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.375%, maturing 4/15/26 – 11/15/55 and by cash of $887,513 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

REIT — Real Estate Investment Trust

SEK — Swedish Krona

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	6	6/2026	USD	870,330	8,148
Russell 2000 E-Mini Index	323	6/2026	USD	40,572,030	82,681
U.S. Treasury 2 Year Note	20	6/2026	USD	4,148,906	(27,100)
U.S. Treasury 5 Year Note	12	6/2026	USD	1,298,156	(17,299)
U.S. Treasury 10 Year Note	30	6/2026	USD	3,331,406	(61,393)

					(14,963)

Short Contracts
EURO STOXX 50 Index	(182)	6/2026	EUR	(11,559,540)	388,006
FTSE 100 Index	(55)	6/2026	GBP	(7,424,668)	(111,706)
S&P 500 E-Mini Index	(17)	6/2026	USD	(5,585,137)	(123,455)
SPI 200 Index	(53)	6/2026	AUD	(7,782,446)	24,886
TOPIX Index	(21)	6/2026	JPY	(4,636,527)	70,327

					248,058

					233,095

Forward Foreign Currency Contracts outstanding as of March 31, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
JPY	424,383,947	USD	2,670,215	Goldman Sachs Bank USA	4/10/2026	5,691
USD	44,421,910	JPY	6,973,433,583	Bank of America	4/10/2026	451,685
USD	121,949	JPY	19,123,986	JPMorgan Securities, Inc.	4/10/2026	1,365
USD	1,613,741	CHF	1,227,963	Deutsche Bank AG	4/16/2026	75,542
USD	6,231,233	CHF	4,734,447	Morgan Stanley	4/16/2026	300,663
USD	13,407,811	EUR	11,167,750	Deutsche Bank AG	4/16/2026	490,653
USD	14,009,149	EUR	11,852,443	Goldman Sachs Bank USA	4/16/2026	300,042
USD	19,661,899	EUR	16,780,545	HSBC Bank plc	4/16/2026	252,711
USD	4,983,309	EUR	4,153,266	Morgan Stanley	4/16/2026	179,441
USD	13,975,280	AUD	19,975,201	Morgan Stanley	4/22/2026	196,879
USD	6,046,329	NZD	10,160,463	Citibank NA	4/22/2026	203,577
USD	123,268	NZD	206,933	JPMorgan Chase Bank	4/22/2026	4,272
USD	275,737	NOK	2,621,311	JPMorgan Chase Bank	4/23/2026	5,042
USD	33,023	SEK	293,736	JPMorgan Chase Bank	4/23/2026	1,959
USD	4,039,491	GBP	3,044,594	Barclays Bank plc	4/24/2026	9,795
USD	6,664,953	GBP	4,973,433	Citibank NA	4/24/2026	82,327
USD	14,416,133	GBP	10,662,237	Goldman Sachs Bank USA	4/24/2026	304,047

Total unrealized appreciation						2,865,691

JPY	732,780,631	USD	4,746,573	Citibank NA	4/10/2026	(126,104)
JPY	2,930,600,564	USD	18,937,033	HSBC Bank plc	4/10/2026	(458,451)
JPY	862,590,661	USD	5,559,197	JPMorgan Chase Bank	4/10/2026	(120,226)
JPY	1,358,850,461	USD	8,926,840	UBS AG	4/10/2026	(358,757)
CHF	4,952,463	USD	6,353,271	Bank of America	4/16/2026	(149,605)
EUR	6,641,429	USD	7,722,069	Goldman Sachs Bank USA	4/16/2026	(40,272)
USD	1,979,602	EUR	1,723,409	Morgan Stanley	4/16/2026	(13,776)
AUD	15,690,319	USD	11,080,503	Bank of America	4/22/2026	(257,708)
NZD	9,733,656	USD	5,699,790	Citibank NA	4/22/2026	(102,473)
NZD	10,160,463	USD	6,108,572	Goldman Sachs Bank USA	4/22/2026	(265,820)
NZD	206,933	USD	121,369	JPMorgan Chase Bank	4/22/2026	(2,373)
SEK	293,736	USD	31,558	JPMorgan Chase Bank	4/23/2026	(493)
SEK	56,326,209	USD	6,033,939	Morgan Stanley	4/23/2026	(77,089)

Total unrealized depreciation						(1,973,147)

Net unrealized appreciation						892,544

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$44,549,716	$8,695,886	$—		$53,245,602
Consumer Discretionary	42,287,627	18,835,529	—		61,123,156
Consumer Staples	22,547,237	15,946,978	—		38,494,215
Energy	17,051,252	9,659,832	—		26,711,084
Financials	53,616,265	55,106,836	—		108,723,101
Health Care	40,619,717	24,500,228	—	(a)	65,119,945
Industrials	38,790,676	43,138,765	—		81,929,441
Information Technology	140,256,301	18,716,905	—		158,973,206
Materials	8,895,002	13,515,116	—		22,410,118
Real Estate	8,301,451	4,045,475	—		12,346,926
Utilities	10,799,589	9,257,069	—		20,056,658
Exchange Traded Funds	39,893,887	—	—		39,893,887
Forward Currency Contracts	—	2,865,691	—		2,865,691
Futures	574,048	—	—		574,048
Rights
Communication Services	—	2	—		2
Real Estate	—	113	—		113
Short-Term Investments
Investment Companies	2,815,704	—	—		2,815,704
U.S. Government Agency Securities	—	18,587,763	—		18,587,763
U.S. Treasury Obligations	—	268,117,240	—		268,117,240

Total Assets	$470,998,472	$510,989,428	$—		$981,987,900

Liabilities:
Forward Currency Contracts	$—	$(1,973,147)	$—		$(1,973,147)
Futures	(340,953)	—			(340,953)

Total Liabilities	$(340,953)	$(1,973,147)	$—		$(2,314,100)

Total	$470,657,519	$509,016,281	$—		$979,673,800

(a)	Value is zero.

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$394,968,357
Aggregate gross unrealized depreciation	(27,916,241)

Net unrealized appreciation	$367,052,116

Federal income tax cost of investments in securities and derivative instruments, if applicable	$612,621,684

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.2%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	61,520	$1,783,465
BT Group plc	77,186	216,351
Cellnex Telecom SA(m)	6,165	200,162
Comcast Corp., Class A	31,533	905,312
Deutsche Telekom AG (Registered)	47,509	1,751,849
Elisa OYJ	1,836	89,021
HKT Trust & HKT Ltd.	48,726	75,970
Koninklijke KPN NV	49,413	274,831
NTT, Inc.	385,786	383,020
Orange SA	24,041	491,212
Singapore Telecommunications Ltd.	95,947	371,425
Swisscom AG (Registered)	334	278,809
Telecom Italia SpA (Italian Stock Exchange)*	77,787	64,250
Telecom Italia SpA (SIX Swiss Stock Exchange)*	148,372	103,924
Telefonica SA(x)	47,566	210,329
Telenor ASA	7,946	139,949
Telia Co. AB	30,447	155,692
Telstra Group Ltd.	50,838	187,239
Verizon Communications, Inc.	37,058	1,860,312

		9,543,122

Entertainment (0.6%)
Capcom Co. Ltd.	4,454	94,446
CTS Eventim AG & Co. KGaA	805	46,166
Electronic Arts, Inc.	1,979	403,459
Konami Group Corp.	1,291	160,626
Live Nation Entertainment, Inc.*	1,388	211,684
Netflix, Inc.*	37,103	3,567,453
Nexon Co. Ltd.	4,821	90,866
Nintendo Co. Ltd.	14,292	815,514
Spotify Technology SA*	2,022	980,488
Take-Two Interactive Software, Inc.*	1,530	302,175
TKO Group Holdings, Inc., Class A	583	117,562
Toho Co. Ltd.	6,785	71,573
Universal Music Group NV	14,208	275,496
Walt Disney Co. (The)	15,568	1,500,444
Warner Bros Discovery, Inc.*	21,779	598,051

		9,236,003

Interactive Media & Services (2.6%)
Alphabet, Inc., Class A	51,162	14,712,145
Alphabet, Inc., Class C	41,097	11,789,085
Autotrader Group plc(m)	10,868	67,983
CAR Group Ltd.(x)	4,884	78,981
LY Corp.	35,493	86,023
Meta Platforms, Inc., Class A	19,220	10,996,339
REA Group Ltd.(x)	682	75,535
Scout24 SE(m)	968	74,169

		37,880,260

Media (0.1%)
Charter Communications, Inc., Class A*	757	163,421
EchoStar Corp., Class A(x)*	1,183	138,494
Fox Corp., Class A	1,764	103,018
Fox Corp., Class B	1,244	66,056
Informa plc	16,616	165,647
News Corp., Class A	3,253	81,097
News Corp., Class B	1,074	30,620
Omnicom Group, Inc.	2,765	208,232
Paramount Skydance Corp., Class B(x)	2,731	24,634
Publicis Groupe SA	2,955	244,381
Trade Desk, Inc. (The), Class A*	3,869	87,788

		1,313,388

Wireless Telecommunication Services (0.3%)
Airtel Africa plc(m)	11,769	54,293
KDDI Corp.	37,890	648,863
SoftBank Corp.	371,272	495,479
SoftBank Group Corp.	47,939	1,152,172
Tele2 AB, Class B	7,065	145,230
T-Mobile US, Inc.	4,164	874,565
Vodafone Group plc	242,112	367,106

		3,737,708

Total Communication Services		61,710,481

Consumer Discretionary (4.9%)
Automobile Components (0.1%)
Aisin Corp.	6,343	87,804
Aptiv plc*	1,870	129,853
Bridgestone Corp.	14,781	306,793
Cie Generale des Etablissements Michelin SCA	8,433	287,163
Continental AG	1,420	97,615
Denso Corp.	22,555	280,045
Sumitomo Electric Industries Ltd.	9,186	514,372

		1,703,645

Automobiles (1.1%)
Bayerische Motoren Werke AG	3,622	327,119
Bayerische Motoren Werke AG (Preference)(q)	706	63,430
Dr Ing hc F Porsche AG (Preference)(m)(q)(x)	1,470	65,878
Ferrari NV	1,627	548,413
Ford Motor Co.	34,435	397,380
General Motors Co.	7,944	591,828
Honda Motor Co. Ltd.	47,719	386,265
Isuzu Motors Ltd.	6,880	98,828
Mercedes-Benz Group AG	9,324	564,891
Nissan Motor Co. Ltd.*	28,750	61,026
Porsche Automobil Holding SE (Preference)(q)	1,976	71,078
Renault SA	2,481	84,180
Stellantis NV	26,023	185,418
Subaru Corp.	7,539	120,438
Suzuki Motor Corp.	20,306	243,286
Tesla, Inc.*	24,715	9,187,801
Toyota Motor Corp.	122,345	2,536,126
Volkswagen AG (Preference)(q)	2,662	266,578
Yamaha Motor Co. Ltd.(x)	11,781	83,973

		15,883,936

Broadline Retail (1.4%)
Amazon.com, Inc.*	85,844	17,878,730
eBay, Inc.	3,972	361,531
Next plc	1,502	253,294
Pan Pacific International Holdings Corp.	24,609	150,957
Prosus NV	16,892	772,184
Rakuten Group, Inc.*	19,596	91,400
Ryohin Keikaku Co. Ltd.	6,597	140,296
Sea Ltd. (ADR)*	5,111	423,242
Wesfarmers Ltd.	14,656	742,948

		20,814,582

Distributors (0.0%)†
D’ieteren Group	277	51,211
Genuine Parts Co.	1,222	129,226
Pool Corp.	288	58,271

		238,708

Diversified Consumer Services (0.0%)†
Pearson plc	7,385	96,907

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Hotels, Restaurants & Leisure (0.8%)
Accor SA	2,423	$116,092
Airbnb, Inc., Class A*	3,722	470,014
Amadeus IT Group SA	5,816	330,612
Aristocrat Leisure Ltd.	7,143	226,964
Booking Holdings, Inc.	283	1,191,521
Carnival Corp.	10,107	261,569
Chipotle Mexican Grill, Inc.*	11,445	366,354
Compass Group plc	21,955	609,992
Darden Restaurants, Inc.	1,012	198,392
Delivery Hero SE(m)(x)*	2,518	44,935
Domino’s Pizza, Inc.	273	97,950
DoorDash, Inc., Class A*	3,285	493,243
Entain plc	7,841	59,209
Evolution AB(m)	1,715	106,958
Expedia Group, Inc.	1,028	237,355
Galaxy Entertainment Group Ltd.	25,311	114,108
Hilton Worldwide Holdings, Inc.	2,015	612,721
InterContinental Hotels Group plc	1,860	244,966
Las Vegas Sands Corp.	2,657	143,159
Lottery Corp. Ltd. (The)	28,724	107,061
Marriott International, Inc., Class A	1,933	632,226
McDonald’s Corp.	6,258	1,944,924
MGM Resorts International*	1,686	62,399
Norwegian Cruise Line Holdings Ltd.*	4,001	74,819
Oriental Land Co. Ltd.	13,989	238,146
Royal Caribbean Cruises Ltd.	2,211	608,423
Sands China Ltd.(x)	31,216	66,346
Sodexo SA(x)	1,142	58,624
Starbucks Corp.	10,012	896,975
Whitbread plc	2,180	66,260
Wynn Resorts Ltd.	742	75,350
Yum! Brands, Inc.	2,440	379,371
Zensho Holdings Co. Ltd.	1,239	71,869

		11,208,907

Household Durables (0.3%)
Barratt Redrow plc	17,476	61,130
DR Horton, Inc.	2,368	324,937
Garmin Ltd.	1,437	333,398
Lennar Corp., Class A	1,896	164,649
NVR, Inc.*	25	164,746
Panasonic Holdings Corp.	30,079	499,437
PulteGroup, Inc.	1,688	198,526
Sekisui House Ltd.	7,673	171,292
Sony Group Corp.	79,367	1,637,051

		3,555,166

Leisure Products (0.0%)†
Bandai Namco Holdings, Inc.	7,521	185,772
Hasbro, Inc.	1,172	109,699
Shimano, Inc.	958	100,391

		395,862

Specialty Retail (0.8%)
AutoZone, Inc.*	146	493,156
Avolta AG	1,134	68,024
Best Buy Co., Inc.	1,712	109,910
Carvana Co.*	1,243	390,774
Fast Retailing Co. Ltd.	2,454	976,722
H & M Hennes & Mauritz AB, Class B	6,369	118,740
Home Depot, Inc. (The)	8,748	2,877,130
Industria de Diseno Textil SA	14,082	809,659
JD Sports Fashion plc	31,915	29,966
Kingfisher plc	22,104	83,935
Lowe’s Cos., Inc.	4,929	1,164,624
Nitori Holdings Co. Ltd.	5,149	81,779
O’Reilly Automotive, Inc.*	7,398	682,909
Ross Stores, Inc.	2,842	615,663
Sanrio Co. Ltd.	11,490	70,902
TJX Cos., Inc. (The)	9,758	1,558,353
Tractor Supply Co.	4,643	210,328
Ulta Beauty, Inc.*	390	203,857
Williams-Sonoma, Inc.	1,049	191,264
Zalando SE(m)*	2,898	69,331
ZOZO, Inc.	5,734	40,103

		10,847,129

Textiles, Apparel & Luxury Goods (0.4%)
adidas AG	2,208	347,950
Asics Corp.	8,971	238,550
Cie Financiere Richemont SA (Registered)	6,941	1,236,837
Deckers Outdoor Corp.*	1,247	124,812
Hermes International SCA	409	781,149
Kering SA	961	290,594
Lululemon Athletica, Inc.*	938	143,608
LVMH Moet Hennessy Louis Vuitton SE	3,214	1,786,550
Moncler SpA	3,015	181,706
NIKE, Inc., Class B	10,470	553,025
Pandora A/S	1,019	71,570
Ralph Lauren Corp.	340	116,957
Swatch Group AG (The)(x)	373	82,917
Tapestry, Inc.	1,779	251,035

		6,207,260

Total Consumer Discretionary		70,952,102

Consumer Staples (3.1%)
Beverages (0.6%)
Anheuser-Busch InBev SA/NV	12,761	885,489
Asahi Group Holdings Ltd.	19,655	197,257
Brown-Forman Corp., Class B	1,502	39,713
Carlsberg A/S, Class B	1,213	151,352
Coca-Cola Co. (The)	34,021	2,587,297
Coca-Cola Europacific Partners plc	2,683	243,268
Coca-Cola HBC AG	2,815	159,580
Constellation Brands, Inc., Class A	1,234	185,100
Davide Campari-Milano NV(x)	7,944	56,579
Diageo plc	28,746	534,109
Heineken Holding NV	1,673	119,667
Heineken NV	3,718	286,112
Keurig Dr Pepper, Inc.	11,939	314,354
Kirin Holdings Co. Ltd.	9,988	158,913
Molson Coors Beverage Co., Class B(x)	1,488	64,073
Monster Beverage Corp.*	6,268	454,179
PepsiCo, Inc.	12,010	1,865,033
Pernod Ricard SA	2,605	194,435
Suntory Beverage & Food Ltd.	1,787	50,533

		8,547,043

Consumer Staples Distribution & Retail (0.9%)
Aeon Co. Ltd.	28,830	344,102
Carrefour SA	7,602	140,149
Coles Group Ltd.	17,327	262,986
Costco Wholesale Corp.	3,901	3,887,073
Dollar General Corp.	1,934	229,624
Dollar Tree, Inc.*	1,625	177,954
J Sainsbury plc	22,183	99,616
Jeronimo Martins SGPS SA	3,654	87,656
Kesko OYJ, Class B	3,525	78,007
Koninklijke Ahold Delhaize NV	11,506	537,144
Kroger Co. (The)	5,116	370,194
Marks & Spencer Group plc	26,548	119,233
MatsukiyoCocokara & Co.	4,219	67,421
Seven & i Holdings Co. Ltd.	27,189	365,947

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Sysco Corp.	4,209	$300,228
Target Corp.	3,979	482,255
Tesco plc	82,456	519,913
Tsuruha Holdings, Inc.	2,980	47,040
Walmart, Inc.	38,600	4,797,208
Woolworths Group Ltd.	15,772	397,134

		13,310,884

Food Products (0.5%)
Ajinomoto Co., Inc.	11,636	326,257
Archer-Daniels-Midland Co.	4,223	306,970
Associated British Foods plc	4,157	104,042
Barry Callebaut AG (Registered)	46	80,653
Bunge Global SA	1,189	151,241
Campbell’s Co. (The)(x)	1,729	38,505
Chocoladefabriken Lindt & Spruengli AG	12	168,498
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	142,222
Conagra Brands, Inc.	4,204	66,087
Danone SA	8,358	671,249
General Mills, Inc.	4,689	174,525
Hershey Co. (The)	1,302	270,673
Hormel Foods Corp.	2,562	58,029
J M Smucker Co. (The)	938	90,461
JDE Peet’s NV	2,205	81,186
Kerry Group plc, Class A	2,076	164,411
Kikkoman Corp.	8,724	79,525
Kraft Heinz Co. (The)	7,490	168,450
Lotus Bakeries NV	5	56,822
Magnum Ice Cream Co. NV (The) (Amsterdam Stock Exchange)*	25	369
Magnum Ice Cream Co. NV (The) (London Stock Exchange)*	6,296	92,417
McCormick & Co., Inc. (Non-Voting)	2,228	112,380
Mondelez International, Inc., Class A	11,264	649,257
Mowi ASA	6,124	139,104
Nestle SA (Registered)	33,274	3,300,413
Orkla ASA	9,047	113,781
Salmar ASA	874	51,054
Tyson Foods, Inc., Class A	2,479	158,829
WH Group Ltd.(m)	107,722	141,944
Wilmar International Ltd.	24,798	74,710

		8,034,064

Household Products (0.4%)
Church & Dwight Co., Inc.	2,080	194,105
Clorox Co. (The)	1,063	110,159
Colgate-Palmolive Co.	7,083	603,684
Essity AB, Class B	7,786	200,709
Henkel AG & Co. KGaA	1,341	96,044
Henkel AG & Co. KGaA (Preference)(q)	2,069	158,967
Kimberly-Clark Corp.	2,917	281,403
Procter & Gamble Co. (The)	20,422	2,949,754
Reckitt Benckiser Group plc	8,329	565,228
Unicharm Corp.	14,467	84,244

		5,244,297

Personal Care Products (0.3%)
Beiersdorf AG	1,252	110,767
Estee Lauder Cos., Inc. (The), Class A	2,172	155,884
Kao Corp.(x)	5,890	230,153
Kenvue, Inc.	16,837	290,270
L’Oreal SA	3,101	1,271,613
Shiseido Co. Ltd.(x)	5,142	105,461
Unilever plc	28,374	1,590,837

		3,754,985

Tobacco (0.4%)
Altria Group, Inc.	14,752	$973,485
British American Tobacco plc	28,128	1,638,475
Imperial Brands plc	9,727	395,883
Japan Tobacco, Inc.	15,528	595,817
Philip Morris International, Inc.	13,680	2,261,851

		5,865,511

Total Consumer Staples		44,756,784

Energy (2.1%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	8,684	530,158
Halliburton Co.	7,360	286,966
SLB Ltd.	13,140	675,265
Tenaris SA	4,842	141,433

		1,633,822

Oil, Gas & Consumable Fuels (2.0%)
Aker BP ASA	4,078	149,715
APA Corp.	3,117	132,286
Bollore SE	9,062	51,796
BP plc	203,270	1,602,293
Chevron Corp.	16,473	3,408,264
ConocoPhillips	10,766	1,421,112
Coterra Energy, Inc.	6,667	234,278
Devon Energy Corp.	5,451	274,294
Diamondback Energy, Inc.	1,637	323,782
ENEOS Holdings, Inc.	34,900	311,443
Eni SpA	26,408	749,889
EOG Resources, Inc.	4,768	689,310
EQT Corp.	5,484	349,002
Equinor ASA	9,903	419,156
Expand Energy Corp.	2,093	229,770
Exxon Mobil Corp.	36,723	6,230,424
Galp Energia SGPS SA	5,385	130,918
Idemitsu Kosan Co. Ltd.	9,941	96,643
Inpex Corp.	11,332	332,502
Kinder Morgan, Inc.	17,204	576,850
Marathon Petroleum Corp.	2,592	632,915
Neste OYJ	5,460	176,325
Occidental Petroleum Corp.	6,320	410,800
OMV AG	1,901	138,056
ONEOK, Inc.	5,529	499,766
Phillips 66	3,541	645,099
Repsol SA	14,567	409,276
Santos Ltd.	41,915	230,191
Shell plc	73,604	3,437,072
Targa Resources Corp.	1,886	472,877
Texas Pacific Land Corp.	509	241,551
TotalEnergies SE	25,646	2,367,978
Valero Energy Corp.	2,680	662,174
Williams Cos., Inc. (The)	10,732	781,075
Woodside Energy Group Ltd.	24,545	585,412

		29,404,294

Total Energy		31,038,116

Financials (8.7%)
Banks (3.9%)
ABN AMRO Bank NV (CVA)(m)	7,528	240,784
AIB Group plc	27,586	293,403
ANZ Group Holdings Ltd.	38,917	978,307
Banca Monte dei Paschi di Siena SpA	25,497	222,160
Banco Bilbao Vizcaya Argentaria SA	73,719	1,609,014
Banco BPM SpA	14,666	204,906
Banco Comercial Portugues SA, Class R	95,527	93,647
Banco de Sabadell SA	64,854	233,170
Banco Santander SA	189,696	2,146,471

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Bank Hapoalim BM	16,146	$377,920
Bank Leumi Le-Israel BM	19,137	426,473
Bank of America Corp.	58,310	2,842,612
Bank of Ireland Group plc	12,299	225,078
Bankinter SA(x)	8,700	136,960
Banque Cantonale Vaudoise (Registered)(x)	389	63,021
Barclays plc	178,711	941,708
BAWAG Group AG(m)	994	151,712
BNP Paribas SA	12,977	1,236,202
BOC Hong Kong Holdings Ltd.	47,576	262,148
BPER Banca SpA	19,020	248,283
CaixaBank SA	49,882	598,504
Chiba Bank Ltd. (The)	7,249	93,400
Citigroup, Inc.	15,356	1,741,524
Citizens Financial Group, Inc.	3,735	223,988
Commerzbank AG	9,462	339,699
Commonwealth Bank of Australia	21,611	2,524,317
Credit Agricole SA	13,673	256,684
Danske Bank A/S	8,625	418,728
DBS Group Holdings Ltd.	27,462	1,220,228
DNB Bank ASA	11,446	356,971
Erste Group Bank AG	3,975	429,522
Fifth Third Bancorp	7,909	367,452
FinecoBank Banca Fineco SpA	7,893	175,248
HSBC Holdings plc	221,805	3,629,445
Huntington Bancshares, Inc.	17,837	279,149
ING Groep NV	37,705	985,205
Intesa Sanpaolo SpA	179,865	1,093,349
Israel Discount Bank Ltd., Class A	15,787	158,286
Japan Post Bank Co. Ltd.	23,087	379,831
JPMorgan Chase & Co.	23,693	6,969,533
KBC Group NV	2,966	362,576
KeyCorp	8,234	165,092
Lloyds Banking Group plc	760,260	939,647
M&T Bank Corp.	1,334	275,764
Mitsubishi UFJ Financial Group, Inc.	145,596	2,459,941
Mizrahi Tefahot Bank Ltd.	2,013	145,972
Mizuho Financial Group, Inc.	32,111	1,281,706
National Australia Bank Ltd.	39,606	1,145,459
NatWest Group plc	103,248	766,106
Nordea Bank Abp	39,900	686,785
Oversea-Chinese Banking Corp. Ltd.	43,736	753,264
PNC Financial Services Group, Inc. (The)	3,549	738,511
Raiffeisen Bank International AG*	1,698	72,631
Regions Financial Corp.	7,628	199,243
Resona Holdings, Inc.	26,796	298,158
Skandinaviska Enskilda Banken AB, Class A(x)	19,546	359,111
Societe Generale SA	8,911	650,646
Standard Chartered plc	24,781	514,648
Sumitomo Mitsui Financial Group, Inc.	47,314	1,559,642
Sumitomo Mitsui Trust Group, Inc.	8,162	259,739
Svenska Handelsbanken AB, Class A(x)	18,830	245,868
Swedbank AB, Class A(x)	10,961	372,149
Truist Financial Corp.	11,094	509,991
UniCredit SpA	18,101	1,304,312
United Overseas Bank Ltd.	16,115	463,493
US Bancorp	13,660	710,457
Wells Fargo & Co.	27,177	2,163,561
Westpac Banking Corp.	44,161	1,213,154
Yokohama Financial Group, Inc.	13,344	118,633

		55,911,301

Capital Markets (1.6%)
3i Group plc	12,825	420,237
Ameriprise Financial, Inc.	802	356,409
Amundi SA(m)	799	68,720
Ares Management Corp., Class A	1,810	197,471
ASX Ltd.	2,507	91,017
Bank of New York Mellon Corp. (The)	6,048	717,474
BlackRock, Inc.	1,268	1,219,448
Blackstone, Inc.	6,579	756,519
Cboe Global Markets, Inc.	920	258,584
Charles Schwab Corp. (The)	14,678	1,379,438
CME Group, Inc.	3,169	935,964
Coinbase Global, Inc., Class A*	1,960	342,236
CVC Capital Partners plc(m)(x)	2,743	35,961
Daiwa Securities Group, Inc.	17,250	162,256
Deutsche Bank AG (Registered)	23,432	685,667
Deutsche Boerse AG	2,431	706,779
EQT AB	6,373	195,705
Euronext NV(m)	1,004	161,542
FactSet Research Systems, Inc.	326	70,739
Franklin Resources, Inc.(x)	2,700	63,774
Futu Holdings Ltd. (ADR)*	731	99,972
Goldman Sachs Group, Inc. (The)	2,636	2,230,030
Hong Kong Exchanges & Clearing Ltd.	15,585	789,931
Interactive Brokers Group, Inc., Class A	3,914	262,512
Intercontinental Exchange, Inc.	4,990	784,827
Invesco Ltd.	3,902	94,780
Japan Exchange Group, Inc.	12,658	146,970
Julius Baer Group Ltd.	2,659	195,938
KKR & Co., Inc.	6,032	557,960
London Stock Exchange Group plc	5,918	699,424
Macquarie Group Ltd.	4,675	663,291
Moody’s Corp.	1,348	588,065
Morgan Stanley	10,572	1,739,834
MSCI, Inc.	646	348,200
Nasdaq, Inc.	3,946	334,976
Nomura Holdings, Inc.	38,840	307,209
Northern Trust Corp.	1,637	228,476
Partners Group Holding AG(x)	293	314,789
Raymond James Financial, Inc.	1,541	223,121
Robinhood Markets, Inc., Class A*	6,945	481,289
S&P Global, Inc.	2,689	1,143,739
SBI Holdings, Inc.	7,218	134,453
Schroders plc	9,354	71,323
Singapore Exchange Ltd.	11,022	169,120
State Street Corp.	2,452	310,325
T. Rowe Price Group, Inc.	1,921	173,159
UBS Group AG (Registered)	40,988	1,594,188

		23,513,841

Consumer Finance (0.2%)
American Express Co.	4,706	1,423,471
Capital One Financial Corp.	5,493	1,002,088
Synchrony Financial	3,055	207,801

		2,633,360

Financial Services (1.4%)
Adyen NV(m)*	326	326,211
Apollo Global Management, Inc.	4,080	454,594
Banca Mediolanum SpA	2,886	58,616
Berkshire Hathaway, Inc., Class B*	16,114	7,721,829
Block, Inc., Class A*	4,813	289,646
Corpay, Inc.*	615	178,959
EXOR NV	1,207	92,507
Fidelity National Information Services, Inc.	4,551	213,487

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Fiserv, Inc.*	4,726	$263,711
Global Payments, Inc.	2,091	140,724
Groupe Bruxelles Lambert NV	1,031	93,194
Industrivarden AB, Class A	1,398	69,569
Industrivarden AB, Class C	2,014	100,306
Infratil Ltd.	12,251	82,485
Investor AB, Class B	23,521	890,380
Jack Henry & Associates, Inc.	634	100,197
L E Lundbergforetagen AB, Class B	981	56,032
M&G plc	29,536	107,355
Mastercard, Inc., Class A	7,157	3,576,067
Mitsubishi HC Capital, Inc.	11,316	101,101
ORIX Corp.	15,052	450,957
PayPal Holdings, Inc.	8,090	365,911
Poste Italiane SpA(m)	5,900	138,813
Sofina SA	213	51,605
Sony Financial Group, Inc.(x)	78,431	71,450
Visa, Inc., Class A	14,773	4,464,991
Washington H Soul Pattinson & Co. Ltd.(x)	4,413	123,356
Wise plc, Class A*	8,598	103,195

		20,687,248

Insurance (1.6%)
Admiral Group plc	3,360	141,748
Aegon Ltd.	16,241	118,412
Aflac, Inc.	4,102	450,030
Ageas SA/NV	1,926	141,064
AIA Group Ltd.	135,655	1,523,928
Allianz SE (Registered)	4,913	2,035,887
Allstate Corp. (The)	2,285	473,772
American International Group, Inc.	4,715	354,804
Aon plc, Class A	1,885	608,440
Arch Capital Group Ltd.*	3,141	301,505
Arthur J Gallagher & Co.	2,258	489,038
ASR Nederland NV	2,024	139,437
Assurant, Inc.	440	95,836
Aviva plc	39,477	314,455
AXA SA	21,589	989,762
Brown & Brown, Inc.	2,573	167,785
Chubb Ltd.	3,196	1,041,672
Cincinnati Financial Corp.	1,371	215,727
Daiichi Life Group, Inc.	45,401	414,878
Erie Indemnity Co., Class A	223	56,042
Everest Group Ltd.	358	117,012
Generali	11,005	443,730
Gjensidige Forsikring ASA	2,581	67,377
Globe Life, Inc.	700	97,419
Hannover Rueck SE	778	240,794
Hartford Insurance Group, Inc. (The)	2,451	331,449
Helvetia Baloise Holding AG	1,027	265,284
Insurance Australia Group Ltd.	30,525	153,613
Japan Post Holdings Co. Ltd.	23,033	264,249
Japan Post Insurance Co. Ltd.	7,170	72,437
Legal & General Group plc	73,555	242,428
Loews Corp.	1,485	158,509
Mapfre SA	11,922	53,368
Marsh & McLennan Cos., Inc.	4,254	737,856
Medibank Pvt. Ltd.	36,219	109,611
MetLife, Inc.	4,837	342,073
MS&AD Insurance Group Holdings, Inc.	16,643	435,539
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,687	1,050,882
NN Group NV	3,395	265,561
Phoenix Financial Ltd.	2,942	156,277
Principal Financial Group, Inc.	1,738	156,611
Progressive Corp. (The)	5,150	1,020,936
Prudential Financial, Inc.	3,058	298,736
Prudential plc	32,871	458,397
QBE Insurance Group Ltd.	19,437	285,588
Sampo OYJ, Class A	31,021	332,403
Sompo Holdings, Inc.	11,410	445,827
Standard Life plc	9,034	81,696
Suncorp Group Ltd.	13,975	155,908
Swiss Life Holding AG (Registered)	368	403,352
Swiss Re AG(x)	3,857	644,084
T&D Holdings, Inc.	5,945	151,099
Talanx AG	833	101,375
Tokio Marine Holdings, Inc.	23,722	1,107,765
Travelers Cos., Inc. (The)	1,900	554,192
Tryg A/S	4,339	103,865
Unipol Assicurazioni SpA	4,630	108,385
W.R. Berkley Corp.	2,618	173,521
Willis Towers Watson plc	836	243,025
Zurich Insurance Group AG	1,890	1,347,571

		23,854,026

Total Financials		126,599,776

Health Care (5.2%)
Biotechnology (0.7%)
AbbVie, Inc.	15,531	3,377,837
Amgen, Inc.	4,732	1,664,954
Argenx SE*	799	582,160
Biogen, Inc.*	1,290	236,496
CSL Ltd.	6,264	615,366
Genmab A/S*	788	210,838
Gilead Sciences, Inc.	10,903	1,519,551
Grifols SA(x)	3,849	40,426
Incyte Corp.*	1,469	138,262
Moderna, Inc.*	3,056	155,245
Regeneron Pharmaceuticals, Inc.	886	684,559
Swedish Orphan Biovitrum AB*	2,537	106,068
Vertex Pharmaceuticals, Inc.*	2,232	996,677

		10,328,439

Health Care Equipment & Supplies (0.9%)
Abbott Laboratories	15,281	1,568,900
Alcon AG	6,452	484,035
Align Technology, Inc.*	586	100,458
Baxter International, Inc.	4,521	75,953
Becton Dickinson & Co.	2,502	393,389
BioMerieux	535	56,973
Boston Scientific Corp.*	13,032	817,758
Cochlear Ltd.	844	99,115
Coloplast A/S, Class B(x)	1,628	111,002
Cooper Cos., Inc. (The)*	1,722	123,123
Demant A/S(x)*	1,242	37,747
Dexcom, Inc.*	3,382	212,390
Edwards Lifesciences Corp.*	5,099	408,328
EssilorLuxottica SA	3,888	904,874
Fisher & Paykel Healthcare Corp. Ltd.	7,579	164,169
GE HealthCare Technologies, Inc.	4,005	285,076
Hologic, Inc.*	1,956	147,854
Hoya Corp.	4,411	760,880
IDEXX Laboratories, Inc.*	702	394,447
Insulet Corp.*	618	129,681
Intuitive Surgical, Inc.*	3,121	1,438,750
Koninklijke Philips NV	9,945	272,391
Medtronic plc	11,266	976,199
Olympus Corp.	14,345	136,570
ResMed, Inc.	1,280	287,334
Siemens Healthineers AG(m)	4,367	183,197
Smith & Nephew plc	10,418	164,569

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Solventum Corp.*	1,296	$84,629
Sonova Holding AG (Registered)	654	148,244
STERIS plc	862	190,614
Straumann Holding AG (Registered)(x)	1,441	150,327
Stryker Corp.	3,027	994,642
Sysmex Corp.	6,474	56,439
Terumo Corp.	17,231	230,718
Zimmer Biomet Holdings, Inc.	1,742	157,512

		12,748,287

Health Care Providers & Services (0.6%)
Cardinal Health, Inc.	2,068	436,989
Cencora, Inc.	1,709	536,865
Centene Corp.*	4,105	134,398
Cigna Group (The)	2,315	617,526
CVS Health Corp.	11,180	802,948
DaVita, Inc.*	294	45,185
Elevance Health, Inc.	1,939	567,642
Fresenius Medical Care AG	2,840	126,356
Fresenius SE & Co. KGaA	5,454	279,379
HCA Healthcare, Inc.	1,376	651,178
Henry Schein, Inc.*	879	64,782
Humana, Inc.	1,060	183,793
Labcorp Holdings, Inc.	728	194,238
McKesson Corp.	1,076	931,127
NMC Health plc(r)*	3,800	—
Quest Diagnostics, Inc.	967	189,513
Sigma Healthcare Ltd.	67,038	123,262
Sonic Healthcare Ltd.	6,059	85,762
UnitedHealth Group, Inc.	7,960	2,153,896
Universal Health Services, Inc., Class B	485	86,801

		8,211,640

Health Care Technology (0.0%)†
M3, Inc.*	5,675	57,936
Pro Medicus Ltd.(x)	744	61,466

		119,402

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	2,485	283,240
Bio-Techne Corp.	1,375	71,857
Charles River Laboratories International, Inc.*	432	74,520
Danaher Corp.	5,529	1,048,298
Eurofins Scientific SE	1,528	111,746
IQVIA Holdings, Inc.*	1,490	254,105
Lonza Group AG (Registered)	907	580,289
Mettler-Toledo International, Inc.*	179	225,755
QIAGEN NV	2,669	106,914
Revvity, Inc.(x)	996	87,260
Sartorius AG (Preference)(q)	338	82,481
Sartorius Stedim Biotech	377	73,811
Thermo Fisher Scientific, Inc.	3,302	1,623,032
Waters Corp.*	862	256,704
West Pharmaceutical Services, Inc.	632	158,404

		5,038,416

Pharmaceuticals (2.7%)
Astellas Pharma, Inc.	23,366	381,496
AstraZeneca plc	20,029	3,912,025
Bayer AG (Registered)	12,684	576,628
Bristol-Myers Squibb Co.	17,896	1,085,392
Chugai Pharmaceutical Co. Ltd.	8,635	477,760
Daiichi Sankyo Co. Ltd.	23,237	409,679
Eisai Co. Ltd.	3,374	104,854
Eli Lilly & Co.	6,963	6,404,359
Financiere de Tubize SA	258	63,790
Galderma Group AG	1,996	386,945
GSK plc	52,620	1,443,096
Haleon plc	114,994	569,212
Ipsen SA	487	91,328
Johnson & Johnson	21,177	5,176,506
Kyowa Kirin Co. Ltd.	3,041	50,233
Merck & Co., Inc.	21,811	2,623,645
Merck KGaA	1,668	207,148
Novartis AG (Registered)	24,552	3,727,719
Novo Nordisk A/S, Class B	41,583	1,532,299
Orion OYJ, Class B	1,411	114,115
Otsuka Holdings Co. Ltd.	5,584	394,156
Pfizer, Inc.	49,964	1,402,989
Recordati Industria Chimica e Farmaceutica SpA	1,484	84,417
Roche Holding AG	9,073	3,582,618
Roche Holding AG (OTC US Exchange)	413	171,074
Sandoz Group AG	5,397	423,332
Sanofi SA	14,171	1,366,875
Shionogi & Co. Ltd.	9,722	216,305
Takeda Pharmaceutical Co. Ltd.	20,555	758,292
Teva Pharmaceutical Industries Ltd. (ADR)*	14,807	445,987
UCB SA	1,632	491,576
Viatris, Inc.	10,121	136,735
Zoetis, Inc.	3,709	438,441

		39,251,026

Total Health Care		75,697,210

Industrials (6.6%)
Aerospace & Defense (1.4%)
Airbus SE	7,672	1,440,996
Axon Enterprise, Inc.*	693	294,310
BAE Systems plc	38,743	1,127,769
Boeing Co. (The)*	6,901	1,373,506
CSG NV*	2,581	69,450
Dassault Aviation SA	253	93,838
Elbit Systems Ltd.	360	301,572
GE Aerospace	9,217	2,615,508
General Dynamics Corp.	2,230	765,381
Hensoldt AG	820	71,184
Howmet Aerospace, Inc.	3,523	811,911
Huntington Ingalls Industries, Inc.	345	131,066
Kongsberg Gruppen ASA	5,676	243,036
L3Harris Technologies, Inc.	1,641	566,391
Leonardo SpA	5,225	350,953
Lockheed Martin Corp.	1,779	1,075,210
Melrose Industries plc	16,219	109,250
MTU Aero Engines AG	695	248,813
Northrop Grumman Corp.	1,172	799,585
Rheinmetall AG	594	990,615
Rolls-Royce Holdings plc	108,454	1,656,196
RTX Corp.	11,796	2,275,448
Saab AB, Class B(x)	4,135	271,248
Safran SA	4,592	1,501,781
Singapore Technologies Engineering Ltd.	20,172	171,919
Textron, Inc.	1,530	133,967
Thales SA	1,196	351,154
TransDigm Group, Inc.	496	574,844

		20,416,901

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	1,042	173,045
Deutsche Post AG	11,878	612,563
DSV A/S	2,639	630,468
Expeditors International of Washington, Inc.	1,178	168,725
FedEx Corp.	1,901	677,098

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
InPost SA*	3,226	$56,633
United Parcel Service, Inc., Class B	6,494	638,880

		2,957,412

Building Products (0.3%)
A.O. Smith Corp.	988	65,149
AGC, Inc.	2,515	88,694
Allegion plc	756	109,839
Assa Abloy AB, Class B	12,941	464,069
Belimo Holding AG (Registered)	127	102,650
Builders FirstSource, Inc.*	972	80,025
Carrier Global Corp.	6,904	388,764
Cie de Saint-Gobain SA	5,750	473,198
Daikin Industries Ltd.	3,391	411,382
Geberit AG (Registered)	438	296,387
Johnson Controls International plc	5,379	704,380
Kingspan Group plc	1,975	166,708
Lennox International, Inc.(x)	280	129,956
Masco Corp.	1,789	108,002
Nibe Industrier AB, Class B	19,557	81,528
ROCKWOOL A/S, Class B	1,250	34,895
Trane Technologies plc	1,945	810,559

		4,516,185

Commercial Services & Supplies (0.2%)
Brambles Ltd.	17,532	273,954
Cintas Corp.	2,987	505,221
Copart, Inc.*	7,826	259,823
Dai Nippon Printing Co. Ltd.	5,057	91,831
Rentokil Initial plc	32,600	202,695
Republic Services, Inc.	1,768	387,227
Rollins, Inc.	2,579	137,745
Secom Co. Ltd.	5,099	195,788
Securitas AB, Class B	6,347	106,696
TOPPAN Holdings, Inc.	3,031	80,322
Veralto Corp.	2,182	192,933
Verisure plc*	3,336	34,533
Waste Management, Inc.	3,261	749,345

		3,218,113

Construction & Engineering (0.3%)
ACS Actividades de Construccion y Servicios SA(x)	2,292	283,618
Bouygues SA	2,486	143,424
Comfort Systems USA, Inc.	309	426,108
Eiffage SA	885	135,877
EMCOR Group, Inc.	393	290,156
Ferrovial SE	6,632	431,202
HOCHTIEF AG	201	88,401
Kajima Corp.	5,437	206,541
Obayashi Corp.	8,180	196,991
Quanta Services, Inc.	1,310	719,216
Shimizu Corp.	6,500	117,175
Skanska AB, Class B(x)	4,392	118,452
Taisei Corp.	1,883	196,648
Vinci SA	6,385	956,265

		4,310,074

Electrical Equipment (1.0%)
ABB Ltd. (Registered)	20,150	1,638,853
AMETEK, Inc.	2,023	433,650
Eaton Corp. plc	3,413	1,220,728
Emerson Electric Co.	4,939	647,108
Fuji Electric Co. Ltd.	1,823	127,658
Fujikura Ltd.	19,398	527,800
GE Vernova, Inc.	2,369	2,067,900
Generac Holdings, Inc.*	516	100,790
Hubbell, Inc., Class B	467	229,176
Legrand SA	3,386	523,220
Mitsubishi Electric Corp.	24,552	801,807
Nidec Corp.*	10,732	135,067
Prysmian SpA	3,635	425,054
Rockwell Automation, Inc.	987	354,215
Schneider Electric SE	7,080	1,944,664
Siemens Energy AG	10,008	1,647,072
Vertiv Holdings Co., Class A	3,362	842,450
Vestas Wind Systems A/S	13,038	390,364

		14,057,576

Ground Transportation (0.4%)
Ayvens SA(m)	4,552	53,629
Central Japan Railway Co.	9,932	257,190
CSX Corp.	16,341	670,798
East Japan Railway Co.	12,497	285,209
Grab Holdings Ltd., Class A*	30,701	112,366
Hankyu Hanshin Holdings, Inc.	3,090	89,326
JB Hunt Transport Services, Inc.	657	139,218
MTR Corp. Ltd.(x)	20,008	82,106
Norfolk Southern Corp.	1,973	566,251
Old Dominion Freight Line, Inc.	1,617	315,962
Seibu Holdings, Inc.	2,703	75,479
Tokyu Corp.	6,427	75,914
Uber Technologies, Inc.*	18,086	1,300,926
Union Pacific Corp.	5,215	1,265,263
West Japan Railway Co.	5,271	104,693

		5,394,330

Industrial Conglomerates (0.5%)
3M Co.	4,628	672,125
CK Hutchison Holdings Ltd.	34,469	264,908
Hikari Tsushin, Inc.	227	57,468
Hitachi Ltd.	59,204	1,730,274
Honeywell International, Inc.	5,579	1,261,021
Investment AB Latour, Class B	1,911	41,054
Jardine Matheson Holdings Ltd. (London Stock Exchange)	1,886	130,606
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	200	14,357
Keppel Ltd.	18,825	174,708
Lifco AB, Class B	3,008	90,503
Sekisui Chemical Co. Ltd.	4,714	78,592
Siemens AG (Registered)	9,815	2,328,023
Smiths Group plc	4,096	124,756
Swire Pacific Ltd., Class A	4,506	49,420

		7,017,815

Machinery (1.2%)
Alfa Laval AB	3,734	203,742
Alstom SA*	4,472	127,426
Atlas Copco AB, Class A	34,680	609,985
Atlas Copco AB, Class B	20,152	313,111
Caterpillar, Inc.	4,089	2,896,893
Cummins, Inc.	1,214	653,156
Daifuku Co. Ltd.	4,150	144,989
Daimler Truck Holding AG	5,930	282,691
Deere & Co.	2,215	1,247,710
Dover Corp.	1,185	247,013
Ebara Corp.(x)	5,942	167,431
Epiroc AB, Class A	8,508	208,886
Epiroc AB, Class B	5,033	108,238
FANUC Corp.	12,098	421,366
Fortive Corp.	2,754	152,241
GEA Group AG	1,891	133,638
IDEX Corp.	658	124,724
IHI Corp.	13,324	272,314
Illinois Tool Works, Inc.	2,305	599,968
Indutrade AB(x)	3,526	81,543
Ingersoll Rand, Inc.	3,128	250,615
Kawasaki Heavy Industries Ltd.	9,715	184,333
Knorr-Bremse AG	936	104,501
Komatsu Ltd.	12,326	483,856

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Kone OYJ, Class B	4,388	$279,763
Kubota Corp.	12,477	196,875
Makita Corp.	2,880	93,539
Metso OYJ	8,559	148,028
Minebea Mitsumi, Inc.	4,667	76,556
Mitsubishi Heavy Industries Ltd.	41,406	1,129,529
Nordson Corp.	465	123,718
Otis Worldwide Corp.	3,416	263,305
PACCAR, Inc.	4,617	533,264
Parker-Hannifin Corp.	1,109	992,821
Pentair plc	1,438	125,264
Rational AG	66	47,774
Sandvik AB	13,766	526,071
Schindler Holding AG	525	172,894
Schindler Holding AG (Registered)	303	95,300
SKF AB, Class B	4,402	105,138
SMC Corp.	739	289,052
Snap-on, Inc.	456	165,628
Spirax Group plc	950	85,023
Stanley Black & Decker, Inc.	1,361	96,713
Techtronic Industries Co. Ltd.	18,831	250,653
Toyota Industries Corp.*	394	50,691
Trelleborg AB, Class B	2,618	97,550
VAT Group AG(m)	349	215,295
Volvo AB, Class B	20,517	669,365
Wartsila OYJ Abp	6,493	242,784
Westinghouse Air Brake Technologies Corp.	1,498	374,365
Xylem, Inc.	2,141	255,850
Yangzijiang Shipbuilding Holdings Ltd.	33,311	98,983

		17,822,161

Marine Transportation (0.1%)
AP Moller - Maersk A/S, Class A(x)	38	92,309
AP Moller - Maersk A/S, Class B(x)	51	126,391
Kawasaki Kisen Kaisha Ltd.	4,519	76,079
Kuehne + Nagel International AG (Registered)(x)	623	142,328
Mitsui OSK Lines Ltd.	4,432	183,436
Nippon Yusen KK	5,302	194,595
SITC International Holdings Co. Ltd.	17,356	76,622

		891,760

Passenger Airlines (0.1%)
ANA Holdings, Inc.	2,054	36,520
Delta Air Lines, Inc.	5,708	379,468
Deutsche Lufthansa AG (Registered)	7,738	63,870
International Consolidated Airlines Group SA	15,251	72,889
Japan Airlines Co. Ltd.	1,907	31,027
Qantas Airways Ltd.	9,568	56,194
Ryanair Holdings plc	10,840	307,102
Singapore Airlines Ltd.	20,329	105,193
Southwest Airlines Co.	4,317	162,190
United Airlines Holdings, Inc.*	2,842	261,663

		1,476,116

Professional Services (0.3%)
Automatic Data Processing, Inc.	3,538	718,851
Broadridge Financial Solutions, Inc.	1,026	166,704
Bureau Veritas SA	4,393	131,963
Computershare Ltd.	6,718	132,672
Equifax, Inc.	1,058	190,514
Experian plc	11,846	411,750
Intertek Group plc	1,987	96,880
Jacobs Solutions, Inc.	1,032	131,353
Leidos Holdings, Inc.	1,124	174,804
Paychex, Inc.	2,839	261,529
Randstad NV(x)	1,363	35,809
Recruit Holdings Co. Ltd.	18,196	787,176
RELX plc	23,510	775,106
SGS SA (Registered)	2,137	226,184
Verisk Analytics, Inc.	1,225	232,444
Wolters Kluwer NV	3,001	224,505

		4,698,244

Trading Companies & Distributors (0.5%)
AddTech AB, Class B	3,354	113,963
AerCap Holdings NV	2,162	296,583
Beijer Ref AB, Class B	5,278	72,535
Brenntag SE	1,584	104,507
Bunzl plc	4,184	125,352
Fastenal Co.	10,090	468,176
ITOCHU Corp.	76,713	975,054
Marubeni Corp.	18,248	671,001
Mitsubishi Corp.	41,639	1,429,934
Mitsui & Co. Ltd.	31,855	1,226,426
MonotaRO Co. Ltd.(x)	3,222	34,637
Rexel SA	2,866	112,088
SGH Ltd.	2,626	74,475
Sumitomo Corp.	14,117	525,421
Sunbelt Rentals Holdings, Inc.	5,420	346,112
Toyota Tsusho Corp.	8,876	347,326
United Rentals, Inc.	554	403,622
W.W. Grainger, Inc.	384	418,871

		7,746,083

Transportation Infrastructure (0.1%)
Aena SME SA(m)	9,683	288,314
Aeroports de Paris SA(x)	447	54,389
Auckland International Airport Ltd.	21,876	100,343
Getlink SE	3,904	84,129
Transurban Group	40,215	390,836

		918,011

Total Industrials		95,440,781

Information Technology (12.7%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	9,074	1,114,106
Ciena Corp.*	1,238	480,629
Cisco Systems, Inc.	34,721	2,694,002
F5, Inc.*	497	143,797
Lumentum Holdings, Inc.*	627	440,630
Motorola Solutions, Inc.	1,460	633,596
Nokia OYJ	68,391	545,072
Telefonaktiebolaget LM Ericsson, Class B(x)	36,132	409,272

		6,461,104

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	10,781	1,362,179
CDW Corp.	1,144	138,447
Coherent Corp.*	1,648	392,570
Corning, Inc.	6,861	932,890
Halma plc	4,901	248,993
Hexagon AB, Class B	26,804	260,799
Ibiden Co. Ltd.	3,100	152,031
Jabil, Inc.	928	246,505
Keyence Corp.	2,501	885,742
Keysight Technologies, Inc.*	1,507	425,532
Kyocera Corp.	16,607	256,736
Murata Manufacturing Co. Ltd.	21,552	483,211
Shimadzu Corp.	3,045	72,237
TDK Corp.	25,092	325,330
TE Connectivity plc	2,579	539,063
Teledyne Technologies, Inc.*	413	249,869
Yokogawa Electric Corp.	2,935	90,915
Zebra Technologies Corp., Class A*	432	90,323

		7,153,372

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (0.4%)
Accenture plc, Class A	5,407	$1,072,154
Akamai Technologies, Inc.*	1,264	145,170
Capgemini SE	1,974	230,731
Cognizant Technology Solutions Corp., Class A	4,203	257,854
EPAM Systems, Inc.*	485	65,669
Fujitsu Ltd.	22,733	461,993
Gartner, Inc.*	619	98,012
GoDaddy, Inc., Class A*	1,188	98,212
Indra Sistemas SA(x)	1,026	56,536
International Business Machines Corp.	8,214	1,990,991
NEC Corp.	16,763	417,627
Nomura Research Institute Ltd.	4,857	134,576
Obic Co. Ltd.	4,161	101,398
Otsuka Corp.	2,931	56,209
TIS, Inc.	2,733	58,974
VeriSign, Inc.	725	180,061

		5,426,167

Semiconductors & Semiconductor Equipment (5.8%)
Advanced Micro Devices, Inc.*	14,327	2,914,542
Advantest Corp.	9,850	1,332,662
Analog Devices, Inc.	4,294	1,366,093
Applied Materials, Inc.	6,975	2,383,985
ASM International NV	605	460,845
ASML Holding NV	5,013	6,635,392
BE Semiconductor Industries NV	943	198,962
Broadcom, Inc.	41,580	12,869,426
Disco Corp.	1,185	474,826
First Solar, Inc.*	943	186,016
Infineon Technologies AG	16,859	740,754
Intel Corp.*	41,261	1,820,848
Kioxia Holdings Corp.*	2,400	305,103
KLA Corp.	1,152	1,696,216
Lam Research Corp.	10,974	2,344,705
Lasertec Corp.	1,030	227,104
Microchip Technology, Inc.	4,755	307,221
Micron Technology, Inc.	9,891	3,341,575
Monolithic Power Systems, Inc.	428	467,954
Nova Ltd.*	383	170,137
NVIDIA Corp.	213,540	37,241,376
NXP Semiconductors NV	2,212	435,454
ON Semiconductor Corp.*	3,462	214,367
Qnity Electronics, Inc.	1,841	212,415
QUALCOMM, Inc.	9,376	1,207,441
Renesas Electronics Corp.	22,947	325,859
SCREEN Holdings Co. Ltd.	2,084	122,788
Skyworks Solutions, Inc.(x)	1,321	70,740
STMicroelectronics NV	8,741	300,068
Teradyne, Inc.	1,376	407,929
Texas Instruments, Inc.	7,975	1,548,266
Tokyo Electron Ltd.	5,760	1,408,620
Tower Semiconductor Ltd.(x)*	1,452	254,607

		83,994,296

Software (3.0%)
Adobe, Inc.*	3,607	876,790
AppLovin Corp., Class A*	2,381	947,638
Autodesk, Inc.*	1,863	446,002
Cadence Design Systems, Inc.*	2,392	664,665
Check Point Software Technologies Ltd.*	1,108	158,278
Crowdstrike Holdings, Inc., Class A*	2,215	864,758
Dassault Systemes SE	8,656	176,235
Datadog, Inc., Class A*	2,885	340,574
Fair Isaac Corp.*	208	222,048
Fortinet, Inc.*	5,555	453,955
Gen Digital, Inc.	4,843	91,194
Intuit, Inc.	2,445	1,057,169
Microsoft Corp.	65,254	24,155,073
Monday.com Ltd.*	557	38,494
Nebius Group NV, Class A(x)*	2,756	285,963
Nemetschek SE	745	54,834
Nice Ltd.*	797	87,877
Oracle Corp.(x)	477	26,125
Oracle Corp. (Moscow Stock Exchange)	14,901	2,192,086
Palantir Technologies, Inc., Class A*	20,074	2,936,425
Palo Alto Networks, Inc.*	7,101	1,138,432
PTC, Inc.*	1,046	149,044
Roper Technologies, Inc.	937	331,567
Sage Group plc (The)	12,320	137,598
Salesforce, Inc.	8,234	1,537,041
SAP SE	13,485	2,282,107
ServiceNow, Inc.*	9,192	961,024
Synopsys, Inc.*	1,681	666,483
Trimble, Inc.*	2,091	136,396
Tyler Technologies, Inc.*	378	129,420
WiseTech Global Ltd.(x)	2,602	71,019
Workday, Inc., Class A*	1,872	243,210
Xero Ltd.*	2,193	117,305

		43,976,829

Technology Hardware, Storage & Peripherals (2.6%)
Apple, Inc.	129,012	32,741,955
Canon, Inc.	11,146	310,412
Dell Technologies, Inc., Class C	2,612	428,707
FUJIFILM Holdings Corp.	14,493	275,449
Hewlett Packard Enterprise Co.	11,677	278,029
HP, Inc.	8,067	154,967
Logitech International SA (Registered)	1,971	180,088
NetApp, Inc.	1,740	178,159
Sandisk Corp.*	1,297	824,036
Seagate Technology Holdings plc	1,916	750,612
Super Micro Computer, Inc.(x)*	4,422	100,689
Western Digital Corp.	2,979	805,790

		37,028,893

Total Information Technology		184,040,661

Materials (1.8%)
Chemicals (0.8%)
Air Liquide SA	7,481	1,541,088
Air Products and Chemicals, Inc.	1,957	568,489
Akzo Nobel NV	2,207	126,649
Albemarle Corp.	1,036	185,993
Asahi Kasei Corp.	16,781	162,495
BASF SE	11,524	696,352
CF Industries Holdings, Inc.	1,371	178,011
Corteva, Inc.	5,910	494,726
Dow, Inc.	6,305	262,603
DSM-Firmenich AG	2,229	159,197
DuPont de Nemours, Inc.	3,596	164,697
Ecolab, Inc.	2,240	595,885
EMS-Chemie Holding AG (Registered)(x)	91	71,058
Evonik Industries AG	3,307	64,055
Givaudan SA (Registered)	119	402,495
ICL Group Ltd.	9,993	51,490
International Flavors & Fragrances, Inc.	2,264	164,253
Linde plc	4,103	2,034,103
LyondellBasell Industries NV, Class A	2,263	182,307
Mitsubishi Chemical Group Corp.	15,861	91,852

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Mosaic Co. (The)	2,789	$71,120
Nippon Paint Holdings Co. Ltd.	12,191	76,092
Nippon Sanso Holdings Corp.	2,227	79,511
Nitto Denko Corp.	8,725	174,562
Novonesis Novozymes B	4,549	269,163
PPG Industries, Inc.	1,972	210,767
Sherwin-Williams Co. (The)	2,026	649,434
Shin-Etsu Chemical Co. Ltd.	21,792	886,664
Sika AG (Registered)	1,968	327,297
Syensqo SA	939	54,324
Symrise AG, Class A	1,714	145,122
Toray Industries, Inc.	17,929	126,408
Yara International ASA	2,137	124,395

		11,392,657

Construction Materials (0.1%)
Buzzi SpA	994	50,139
CRH plc	5,890	619,157
Heidelberg Materials AG	1,728	355,897
Holcim AG	6,587	546,609
Martin Marietta Materials, Inc.	530	312,000
Vulcan Materials Co.	1,161	316,140

		2,199,942

Containers & Packaging (0.1%)
Amcor plc	4,060	161,385
Avery Dennison Corp.	679	117,250
Ball Corp.	2,355	139,204
International Paper Co.	4,640	165,648
Packaging Corp. of America	785	166,593
Smurfit Westrock plc	4,591	182,951

		933,031

Metals & Mining (0.8%)
Anglo American plc	14,449	613,862
Antofagasta plc	5,091	226,482
ArcelorMittal SA	5,503	286,715
BHP Group Ltd.	65,589	2,396,505
Boliden AB*	3,669	194,755
Endeavour Mining plc	2,493	150,926
Evolution Mining Ltd.	26,216	237,590
Fortescue Ltd.	21,221	299,768
Freeport-McMoRan, Inc.	12,630	742,391
Fresnillo plc	2,853	126,386
Glencore plc	128,777	981,281
JFE Holdings, Inc.	7,399	86,186
JX Advanced Metals Corp.	7,162	155,676
Lynas Rare Earths Ltd.*	11,690	158,865
Newmont Corp.	9,590	1,038,117
Nippon Steel Corp.	62,479	229,531
Norsk Hydro ASA	17,873	189,514
Northern Star Resources Ltd.	17,548	256,180
Nucor Corp.	2,011	340,060
Rio Tinto Ltd.	4,794	539,008
Rio Tinto plc	14,575	1,354,772
South32 Ltd.	57,901	174,046
Steel Dynamics, Inc.	1,206	217,080
Sumitomo Metal Mining Co. Ltd.	3,178	184,240

		11,179,936

Paper & Forest Products (0.0%)†
Holmen AB, Class B(x)	908	32,502
Stora Enso OYJ, Class R	7,516	88,532
Svenska Cellulosa AB SCA, Class B(x)	7,852	90,884
UPM-Kymmene OYJ	6,811	211,859

		423,777

Total Materials		26,129,343

Real Estate (1.0%)
Diversified REITs (0.0%)†
CapitaLand Integrated Commercial Trust (REIT)	78,556	141,085
Covivio SA (REIT)	720	43,047
Land Securities Group plc (REIT)	9,134	67,777
Stockland (REIT)	31,261	93,618

		345,527

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	1,371	63,642
Healthpeak Properties, Inc. (REIT)	6,108	100,354
Ventas, Inc. (REIT)	4,174	341,350
Welltower, Inc. (REIT)	6,132	1,212,358

		1,717,704

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	5,620	107,679

Industrial REITs (0.1%)
CapitaLand Ascendas REIT (REIT)	50,566	97,700
Goodman Group (REIT)	26,400	469,971
Prologis, Inc. (REIT)	8,169	1,079,778
Segro plc (REIT)	16,594	144,307

		1,791,756

Office REITs (0.0%)†
BXP, Inc. (REIT)	1,296	67,262
Gecina SA (REIT)	595	47,048
Nippon Building Fund, Inc. (REIT)	100	83,937

		198,247

Real Estate Management & Development (0.2%)
Azrieli Group Ltd.	548	73,396
CapitaLand Investment Ltd.	30,203	64,380
CBRE Group, Inc., Class A*	2,553	345,829
CK Asset Holdings Ltd.	24,748	141,365
CoStar Group, Inc.*	3,724	150,226
Daito Trust Construction Co. Ltd.	3,765	87,689
Daiwa House Industry Co. Ltd.	7,208	225,319
Fastighets AB Balder, Class B*	9,266	54,496
Henderson Land Development Co. Ltd.(x)	18,673	69,257
Hongkong Land Holdings Ltd.	13,957	109,164
Hulic Co. Ltd.	5,923	68,950
LEG Immobilien SE	975	63,497
Mitsubishi Estate Co. Ltd.	13,769	381,007
Mitsui Fudosan Co. Ltd.	34,082	360,743
Sagax AB, Class B(x)	2,836	52,861
Sino Land Co. Ltd.	47,057	70,121
Sumitomo Realty & Development Co. Ltd.	7,822	219,913
Sun Hung Kai Properties Ltd.	18,628	315,724
Swiss Prime Site AG (Registered)	1,035	175,356
Vonovia SE	9,728	242,270
Wharf Holdings Ltd. (The)	13,346	36,874
Wharf Real Estate Investment Co. Ltd.	21,470	62,246

		3,370,683

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	1,244	203,207
Camden Property Trust (REIT)	909	88,773
Equity Residential (REIT)	3,021	178,692
Essex Property Trust, Inc. (REIT)	566	136,972
Invitation Homes, Inc. (REIT)	4,956	123,157
Mid-America Apartment Communities, Inc. (REIT)	1,027	125,417
UDR, Inc. (REIT)	2,643	89,281

		945,499

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Retail REITs (0.2%)
Federal Realty Investment Trust (REIT)	690	$73,285
Kimco Realty Corp. (REIT)	5,924	133,112
Klepierre SA (REIT)	2,776	104,630
Link REIT (REIT)	33,788	156,441
Realty Income Corp. (REIT)	8,084	494,579
Regency Centers Corp. (REIT)	1,447	109,480
Scentre Group (REIT)	67,321	155,319
Simon Property Group, Inc. (REIT)	2,858	533,103
Unibail-Rodamco-Westfield (REIT)	1,572	175,693
Vicinity Ltd. (REIT)	50,455	81,859

		2,017,501

Specialized REITs (0.3%)
American Tower Corp. (REIT)	4,114	709,994
Crown Castle, Inc. (REIT)	3,827	311,173
Digital Realty Trust, Inc. (REIT)	2,838	511,436
Equinix, Inc. (REIT)	863	845,947
Extra Space Storage, Inc. (REIT)	1,865	244,558
Iron Mountain, Inc. (REIT)	2,600	265,564
Public Storage (REIT)	1,388	375,982
SBA Communications Corp. (REIT)	936	161,095
VICI Properties, Inc. (REIT), Class A	9,392	256,589
Weyerhaeuser Co. (REIT)	6,332	154,691

		3,837,029

Total Real Estate		14,331,625

Utilities (1.6%)
Electric Utilities (1.0%)
Acciona SA	319	84,187
Alliant Energy Corp.	2,259	162,106
American Electric Power Co., Inc.	4,753	623,023
BKW AG	273	53,771
Chubu Electric Power Co., Inc.	8,771	143,989
CK Infrastructure Holdings Ltd.(x)	8,098	64,633
CLP Holdings Ltd.	21,113	198,786
Constellation Energy Corp.	2,738	764,587
Contact Energy Ltd.	11,472	61,235
Duke Energy Corp.	6,834	894,844
Edison International	3,381	247,422
EDP SA	40,499	214,415
Elia Group SA/NV, Class B*	563	86,278
Endesa SA	4,099	172,857
Enel SpA	105,013	1,143,262
Entergy Corp.	3,975	446,631
Evergy, Inc.	2,023	165,724
Eversource Energy	3,297	228,416
Exelon Corp.	8,989	440,641
FirstEnergy Corp.	4,569	231,466
Fortum OYJ	5,790	147,166
Iberdrola SA	83,090	1,907,391
Kansai Electric Power Co., Inc. (The)	12,184	200,688
NextEra Energy, Inc.	18,301	1,699,797
NRG Energy, Inc.	1,866	272,697
Origin Energy Ltd.	21,681	185,814
PG&E Corp.	19,315	339,365
Pinnacle West Capital Corp.	1,052	105,989
Power Assets Holdings Ltd.(x)	17,809	138,755
PPL Corp.	6,501	248,338
Redeia Corp. SA	5,237	88,626
Southern Co. (The)	9,676	933,928
SSE plc	15,585	538,057
Terna - Rete Elettrica Nazionale	18,159	207,954
Verbund AG	879	66,971
Xcel Energy, Inc.	5,198	412,929

		13,922,738

Gas Utilities (0.1%)
APA Group	16,972	116,708
Atmos Energy Corp.	1,454	268,583
Hong Kong & China Gas Co. Ltd.(x)	144,945	132,863
Italgas SpA	7,864	91,597
Naturgy Energy Group SA	3,128	93,914
Osaka Gas Co. Ltd.	4,603	186,660
Snam SpA	26,025	197,933
Tokyo Gas Co. Ltd.	4,055	191,464

		1,279,722

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	6,258	88,175
EDP Renovaveis SA	4,069	65,109
Meridian Energy Ltd.	17,026	54,419
Orsted A/S(m)*	6,820	166,978
RWE AG	8,163	543,686
Vistra Corp.	2,803	421,375

		1,339,742

Multi-Utilities (0.4%)
Ameren Corp.	2,429	266,996
CenterPoint Energy, Inc.	5,737	247,609
Centrica plc	59,426	168,093
CMS Energy Corp.	2,693	208,923
Consolidated Edison, Inc.	3,172	359,007
Dominion Energy, Inc.	7,504	463,897
DTE Energy Co.	1,825	266,852
E.ON SE	28,987	633,562
Engie SA	23,581	760,256
National Grid plc	64,152	1,081,535
NiSource, Inc.	4,205	196,205
Public Service Enterprise Group, Inc.	4,386	355,047
Sembcorp Industries Ltd.	11,491	59,676
Sempra	5,735	557,270
Veolia Environnement SA	8,140	310,950
WEC Energy Group, Inc.	2,860	331,102

		6,266,980

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,715	233,394
Severn Trent plc	3,497	143,591
United Utilities Group plc	8,800	153,845

		530,830

Total Utilities		23,340,012

Total Common Stocks (51.9%) (Cost $279,819,086)		754,036,891

EXCHANGE TRADED FUNDS (ETF):
Equity (4.0%)
State Street SPDR S&P MidCap 400 ETF Trust(x)	94,944	58,557,661

Total Exchange Traded Funds (4.0%) (Cost $47,627,000)		58,557,661

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (2.6%)
FHLB
3.250%, 11/16/28	$5,940,000	5,854,765
4.750%, 12/8/28	3,125,000	3,194,380
FHLMC
6.750%, 3/15/31	2,759,000	3,099,698
6.250%, 7/15/32	5,522,000	6,165,954
FNMA
1.875%, 9/24/26	8,398,000	8,322,043

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
7.250%, 5/15/30	$10,000,000	$11,284,749

Total U.S. Government Agency Securities		37,921,589

U.S. Treasury Obligations (40.3%)
U.S. Treasury Bonds
6.125%, 11/15/27	18,708,100	19,383,234
5.250%, 11/15/28	8,782,400	9,091,604
U.S. Treasury Notes
2.250%, 2/15/27	12,890,700	12,723,765
1.875%, 2/28/27	6,847,700	6,732,286
2.375%, 5/15/27	14,283,100	14,057,266
2.250%, 8/15/27#	24,314,100	23,800,489
2.250%, 11/15/27	24,429,600	23,821,640
3.875%, 12/31/27	9,807,700	9,813,555
2.750%, 2/15/28	5,963,500	5,848,407
4.250%, 2/15/28	15,232,700	15,349,838
4.000%, 2/29/28	9,855,300	9,886,972
3.500%, 4/30/28	18,603,400	18,485,006
2.875%, 5/15/28	8,942,200	8,771,247
3.625%, 5/31/28	7,186,600	7,157,762
4.000%, 6/30/28	4,387,500	4,405,593
2.875%, 8/15/28	1,412,600	1,382,510
4.375%, 8/31/28	7,191,400	7,280,406
4.625%, 9/30/28	6,018,300	6,132,537
4.875%, 10/31/28	1,409,600	1,445,404
3.125%, 11/15/28	3,406,400	3,346,741
4.375%, 11/30/28	6,858,800	6,953,009
3.750%, 12/31/28	9,966,000	9,944,934
4.000%, 1/31/29	10,533,900	10,580,357
2.625%, 2/15/29	9,401,600	9,094,787
4.250%, 2/28/29	18,278,300	18,486,989
4.125%, 3/31/29	8,120,500	8,187,756
4.625%, 4/30/29	9,507,600	9,721,712
2.375%, 5/15/29	9,798,200	9,379,099
4.500%, 5/31/29	8,577,000	8,742,524
4.250%, 6/30/29	5,912,400	5,985,107
1.625%, 8/15/29	11,710,600	10,897,229
3.500%, 9/30/29	5,904,300	5,834,638
1.750%, 11/15/29	9,426,900	8,761,117
1.500%, 2/15/30	9,471,600	8,666,584
0.625%, 5/15/30	8,669,500	7,593,916
0.625%, 8/15/30	13,526,000	11,745,953
4.125%, 8/31/30	5,400,800	5,442,969
4.625%, 9/30/30	10,364,200	10,658,073
4.875%, 10/31/30	5,071,300	5,269,022
0.875%, 11/15/30	8,067,900	7,031,865
4.375%, 11/30/30	4,812,800	4,899,948
3.750%, 12/31/30	6,164,200	6,111,725
1.625%, 5/15/31	12,848,200	11,459,902
1.250%, 8/15/31	7,053,800	6,122,967
3.625%, 9/30/31	8,344,700	8,188,854
1.375%, 11/15/31	9,648,000	8,369,170
1.875%, 2/15/32	11,983,700	10,628,298
2.875%, 5/15/32	11,419,200	10,682,782
2.750%, 8/15/32	10,241,500	9,474,187
4.125%, 11/15/32	9,730,200	9,736,902
4.000%, 1/31/33	14,385,000	14,282,524
3.500%, 2/15/33	9,499,900	9,143,494
3.375%, 5/15/33	24,219,900	23,079,414
3.875%, 8/15/33	9,333,000	9,165,297
4.500%, 11/15/33	2,487,200	2,539,665
4.000%, 2/15/34	7,649,700	7,549,298
4.375%, 5/15/34	8,995,400	9,095,651
3.875%, 8/15/34	11,358,100	11,074,148
4.250%, 11/15/34	2,403,000	2,403,375
4.625%, 2/15/35	9,890,100	10,154,352
4.250%, 5/15/35	4,302,600	4,294,802
4.250%, 8/15/35	5,672,900	5,656,959
4.000%, 11/15/35	2,451,600	2,392,992

Total U.S. Treasury Obligations		584,400,608

Total Long-Term Debt Securities (42.9%) (Cost $632,787,913)		622,322,197

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)†
Diversified Telecommunication Services (0.0%)†
Telecom Italia SpA, expiring 4/1/26*	226,159	2

Total Communication Services		2

Real Estate (0.0%)†
Industrial REITs (0.0%)†
CapitaLand Ascendas REIT, expiring 4/15/26*	1,415	132

Total Real Estate		132

Total Rights (0.0%)† (Cost $—)		134

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	999,201	$999,201

Total Short-Term Investments (0.1%) (Cost $999,201)		999,201

Total Investments in Securities (98.9%) (Cost $961,233,200)		1,435,916,084
Other Assets Less Liabilities (1.1%)		16,409,448

Net Assets (100%)		$1,452,325,532

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $14,683,140.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the market value or fair value, as applicable, of these securities amounted to $2,856,809 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $40,553,501. This was collateralized by $39,490,644 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.375%, maturing 4/15/26 – 11/15/55 and by cash of $999,201 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

REIT — Real Estate Investment Trust

SEK — Swedish Krona

USD — United States Dollar

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	9	6/2026	USD	1,305,495	12,334
Russell 2000 E-Mini Index	462	6/2026	USD	58,031,820	113,833
S&P 500 E-Mini Index	46	6/2026	USD	15,112,725	(205,137)

					(78,970)

Short Contracts
EURO STOXX 50 Index	(98)	6/2026	EUR	(6,224,368)	170,523
FTSE 100 Index	(51)	6/2026	GBP	(6,884,692)	(157,107)
SPI 200 Index	(54)	6/2026	AUD	(7,929,285)	3,908
TOPIX Index	(7)	6/2026	JPY	(1,545,509)	23,441
U.S. Treasury 2 Year Note	(94)	6/2026	USD	(19,499,860)	74,960
U.S. Treasury 5 Year Note	(57)	6/2026	USD	(6,166,242)	35,006
U.S. Treasury 10 Year Note	(143)	6/2026	USD	(15,879,703)	168,137

					318,868

					239,898

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
JPY	493,047,796	USD	3,102,247	Goldman Sachs Bank USA	4/10/2026	6,612
USD	60,523,038	JPY	9,501,058,035	Bank of America	4/10/2026	615,152
USD	2,159,878	CHF	1,643,542	Deutsche Bank AG	4/16/2026	101,107
USD	9,553,199	CHF	7,258,454	Morgan Stanley	4/16/2026	460,951
USD	18,918,847	EUR	15,758,050	Deutsche Bank AG	4/16/2026	692,328
USD	18,415,864	EUR	15,580,745	Goldman Sachs Bank USA	4/16/2026	394,423
USD	24,716,701	EUR	21,094,591	HSBC Bank plc	4/16/2026	317,680
USD	11,191,149	EUR	9,327,100	Morgan Stanley	4/16/2026	402,975
USD	18,610,423	AUD	26,614,687	Morgan Stanley	4/22/2026	252,268
USD	7,792,931	NZD	13,095,515	Citibank NA	4/22/2026	262,385
USD	175,638	NZD	294,846	JPMorgan Chase Bank	4/22/2026	6,087
USD	89,470	NOK	850,553	JPMorgan Chase Bank	4/23/2026	1,636
USD	5,299,312	GBP	3,994,130	Barclays Bank plc	4/24/2026	12,850
USD	8,207,033	GBP	6,124,143	Citibank NA	4/24/2026	101,375
USD	15,217,636	GBP	11,255,032	Goldman Sachs Bank USA	4/24/2026	320,951

Total unrealized appreciation						3,948,780

JPY	1,231,445,576	USD	7,886,207	Barclays Bank plc	4/10/2026	(121,461)
JPY	952,123,940	USD	6,167,365	Citibank NA	4/10/2026	(163,851)
JPY	3,676,144,086	USD	23,754,606	HSBC Bank plc	4/10/2026	(575,080)
JPY	1,290,030,063	USD	8,314,097	JPMorgan Chase Bank	4/10/2026	(179,953)
JPY	1,695,758,678	USD	11,140,127	UBS AG	4/10/2026	(447,706)
CHF	5,069,667	USD	6,512,899	Bank of America	4/16/2026	(162,419)
CHF	2,877,988	USD	3,728,899	JPMorgan Chase Bank	4/16/2026	(123,809)
EUR	8,372,331	USD	9,734,610	Goldman Sachs Bank USA	4/16/2026	(50,768)
EUR	12,609,203	USD	14,915,301	JPMorgan Chase Bank	4/16/2026	(330,889)
USD	3,056,956	EUR	2,661,336	Morgan Stanley	4/16/2026	(21,274)
AUD	19,504,439	USD	13,774,035	Bank of America	4/22/2026	(320,354)
AUD	3,776,000	USD	2,631,192	Barclays Bank plc	4/22/2026	(26,600)
NZD	12,162,951	USD	7,122,326	Citibank NA	4/22/2026	(128,048)
NZD	13,095,515	USD	7,873,155	Goldman Sachs Bank USA	4/22/2026	(342,608)
NZD	294,846	USD	172,931	JPMorgan Chase Bank	4/22/2026	(3,380)
SEK	6,571,398	USD	738,790	JPMorgan Chase Bank	4/23/2026	(43,824)
SEK	70,368,777	USD	7,538,248	Morgan Stanley	4/23/2026	(96,307)

Total unrealized depreciation						(3,138,331)

Net unrealized appreciation						810,449

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$51,505,899	$10,204,582	$—		$61,710,481
Consumer Discretionary	48,887,987	22,064,115	—		70,952,102
Consumer Staples	26,063,555	18,693,229	—		44,756,784
Energy	19,708,018	11,330,098	—		31,038,116
Financials	61,975,664	64,624,112	—		126,599,776
Health Care	46,954,728	28,742,482	—	(a)	75,697,210
Industrials	44,839,896	50,600,885	—		95,440,781
Information Technology	162,115,503	21,925,158	—		184,040,661
Materials	10,280,364	15,848,979	—		26,129,343
Real Estate	9,594,565	4,737,060	—		14,331,625
Utilities	12,482,338	10,857,674	—		23,340,012
Exchange Traded Funds	58,557,661	—	—		58,557,661
Forward Currency Contracts	—	3,948,780	—		3,948,780
Futures	602,142	—	—		602,142
Rights
Communication Services	—	2	—		2
Real Estate	—	132	—		132
Short-Term Investments
Investment Companies	999,201	—	—		999,201
U.S. Government Agency Securities	—	37,921,589	—		37,921,589
U.S. Treasury Obligations	—	584,400,608	—		584,400,608

Total Assets	$554,567,521	$885,899,485	$—		$1,440,467,006

Liabilities:
Forward Currency Contracts	$—	$(3,138,331)	$—		$(3,138,331)
Futures	(362,244)	—	—		(362,244)

Total Liabilities	$(362,244)	$(3,138,331)	$—		$(3,500,575)

Total	$554,205,277	$882,761,154	$—		$1,436,966,431

(a)	Value is zero.

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$512,342,461
Aggregate gross unrealized depreciation	(43,077,216)

Net unrealized appreciation	$469,265,245

Federal income tax cost of investments in securities and derivative instruments, if applicable	$967,701,186

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (4.9%)
ACM Auto Trust,
Series 2024-2A A
6.060%, 2/20/29§	$17,442	$17,455
Series 2025-1A A
5.380%, 6/20/29§	205,180	205,357
Series 2025-3A A
5.010%, 1/22/30§	966,217	965,633
Amur Equipment Finance Receivables XI LLC,
Series 2022-2A A2
5.300%, 6/21/28§	28,815	28,836
Arivo Acceptance Auto Loan Receivables Trust,
Series 2025-1A A2
4.920%, 5/15/29§	981,390	984,337
Carvana Auto Receivables Trust,
Series 2021-N1 C
1.300%, 1/10/28	214,835	211,752
Series 2021-N2 B
0.750%, 3/10/28	49,742	48,765
Series 2021-N3 C
1.020%, 6/12/28	95,249	92,783
Ellington Financial Mortgage Trust,
Series 2026-CES1 A1A
4.914%, 12/25/60(e)§	721,182	714,889
Enterprise Fleet Financing LLC,
Series 2023-2 A2
5.560%, 4/22/30§	416,421	417,853
Equify ABS LLC,
Series 2024-1A A
5.430%, 4/18/33§	515,896	517,235
FIGRE Trust,
Series 2025-HE7 A
5.150%, 11/25/55(l)§	1,492,361	1,485,674
Series 2026-HE2 A
5.049%, 1/25/56(l)§	1,223,506	1,212,575
First Investors Auto Owner Trust,
Series 2021-2A C
1.470%, 11/15/27§	261,364	261,091
Flagship Credit Auto Trust,
Series 2024-3 A
4.880%, 11/15/28§	266,431	266,432
Ford Credit Auto Owner Trust,
Series 2021-1 C
1.910%, 10/17/33§	1,168,000	1,166,848
GLS Auto Select Receivables Trust,
Series 2024-2A A2
5.580%, 6/17/30§	920,311	928,233
Go Mortgage LLC,
2.435%, 8/15/26(l)	841,365	832,637
2.638%, 8/15/26(l)	98,000	95,609
Hardee’s Funding LLC,
Series 2018-1A A23
5.710%, 6/20/48§	1,304,854	1,293,218
JP Morgan Mortgage Trust,
Series 2025-HE3 A1
5.023%, 3/20/56(l)§	1,582,231	1,580,568
Lendbuzz Securitization Trust,
Series 2025-1A A2
5.100%, 10/15/30§	1,326,885	1,329,417
Series 2026-1A A1
4.176%, 1/15/27§	295,124	295,131
Series 2026-1A A2
4.680%, 7/15/30§	1,111,282	1,109,603
Lobel Automobile Receivables Trust,
Series 2025-1 A
5.060%, 11/15/27§	354,884	355,197
Mission Lane Credit Card Master Trust,
Series 2024-A A1
6.200%, 8/15/29§	1,026,000	1,028,246
Series 2024-B A
5.880%, 1/15/30§	2,373,000	2,377,138
Nelnet Student Loan Trust,
Series 2021-CA AFX
1.320%, 4/20/62§	925,124	873,105
NMEF Funding LLC,
Series 2024-A A2
5.150%, 12/15/31§	986,748	992,289
OCCU Auto Receivables Trust,
Series 2025-1A A2
4.820%, 4/17/28§	1,366,639	1,368,157
Oportun Funding Trust,
Series 2025-1 A
4.960%, 8/16/32§	200,259	200,292
Pagaya AI Debt Grantor Trust,
Series 2024-5 A
6.278%, 10/15/31§	262,441	263,286
Series 2024-9 B
5.306%, 3/15/32§	1,084,458	1,087,545
Series 2025-1 A
5.156%, 7/15/32(l)§	130,048	130,654
Series 2025-5 A
4.968%, 3/15/33(l)§	347,626	348,704
Series 2025-6 A2
4.497%, 4/15/33§	519,952	519,804
Series 2025-8 A2
4.851%, 7/15/33§	1,127,550	1,127,347
Pagaya AI Debt Trust,
Series 2024-2 A
6.319%, 8/15/31§	208,791	209,451
Series 2024-3 A
6.258%, 10/15/31§	268,863	270,047
Prestige Auto Receivables Trust,
Series 2025-1A A2
4.870%, 12/15/27§	661,715	662,152
RCKT Mortgage Trust,
Series 2026-CES2 A1A
4.762%, 2/25/56(e)§	1,067,902	1,054,516
Series 2026-CES3 A1A
5.144%, 3/25/56(e)§	2,104,192	2,097,850
Santander Mortgage Asset Receivable Trust,
Series 2026-CES1 A1A
4.876%, 1/25/56(e)§	1,688,431	1,671,900
SoFi Consumer Loan Program Trust,
Series 2025-4 A
4.240%, 8/25/35§	1,375,206	1,376,298

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Tesla Auto Lease Trust,
Series 2024-A A3
5.300%, 6/21/27§	$226,229	$226,669
Towd Point Mortgage Trust,
Series 2026-CES2 A1A
4.720%, 2/25/66(e)§	427,123	421,367
Tricolor Auto Securitization Trust,
Series 2024-2A A
6.360%, 12/15/27§	150,663	140,703
Series 2025-1A A
4.940%, 2/15/29(r)§	1,420,474	975,915
United Auto Credit Securitization Trust,
Series 2026-1 A
4.410%, 6/12/28§	1,945,990	1,945,425
UPSTART Securitization Trust,
Series 2026-1 A1
4.142%, 2/22/27§	895,000	895,187
VFI ABS LLC,
Series 2025-1A A
4.780%, 6/24/30§	1,304,345	1,307,946
Wheels Fleet Lease Funding LLC,
Series 2024-1A A1
5.490%, 2/18/39§	1,250,643	1,259,934

Total Asset-Backed Securities		41,249,055

Collateralized Mortgage Obligations (3.2%)
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3
5.893%, 4/25/47(l)§	235,290	237,406
Connecticut Avenue Securities,
Series 2025-R01 1A1
4.612%, 1/25/45(l)§	1,862,688	1,858,074
Connecticut Avenue Securities Trust,
Series 2022-R05 2M1
5.562%, 4/25/42(l)§	41,970	41,998
Series 2023-R05 1M1
5.562%, 6/25/43(l)§	822,890	826,478
Series 2024-R02 1M1
4.762%, 2/25/44(l)§	240,025	239,876
Series 2024-R03 2M1
4.812%, 3/25/44(l)§	511,556	511,078
Series 2024-R04 1M1
4.762%, 5/25/44(l)§	248,207	248,055
Series 2025-R02 1A1
4.662%, 2/25/45(l)§	525,309	524,498
Series 2025-R03 2M1
5.262%, 3/25/45(l)§	941,639	943,895
Series 2025-R04 1A1
4.662%, 5/25/45(l)§	476,906	477,011
Series 2025-R04 1M1
4.862%, 5/25/45(l)§	645,127	645,335
Series 2025-R05 2M1
4.862%, 7/25/45(l)§	1,530,037	1,528,598
Series 2025-R06 1A1
4.562%, 9/25/45(l)§	664,689	663,135
Series 2025-R06 1M1
4.612%, 9/25/45(l)§	796,589	795,436
Series 2026-R01 2M1
4.662%, 1/25/46(l)§	1,188,593	1,188,356
FHLMC,
Series 3305 FT
4.187%, 7/15/34(l)	26,451	26,270
Series 3349 FE
4.277%, 7/15/37(l)	566,987	563,953
Series 3807 FM
4.287%, 2/15/41(l)	19,056	18,955
Series 3927 FH
4.237%, 9/15/41(l)	22,978	22,778
Series 4087 FB
4.257%, 7/15/42(l)	535,190	529,678
Series 4286 VF
4.237%, 12/15/43(l)	439,757	434,491
Series 4350 KF
4.146%, 1/15/39(l)	123,538	120,321
Series 4457 BA
3.000%, 7/15/39	1,754,421	1,675,179
Series 4459 CA
5.000%, 12/15/34	112,918	114,179
Series 4483 A
3.000%, 12/15/29	14,677	14,562
FHLMC STACR REMIC Trust,
Series 2022-DNA7 M1A
6.162%, 3/25/52(l)§	571,580	573,546
Series 2023-DNA1 M1A
5.761%, 3/25/43(l)§	666,506	672,742
Series 2023-DNA2 M1A
5.762%, 4/25/43(l)§	451,422	455,502
Series 2023-HQA2 M1A
5.662%, 6/25/43(l)§	199,037	199,097
Series 2024-DNA3 A1
4.712%, 10/25/44(l)§	1,073,949	1,074,284
Series 2024-HQA1 M1
4.912%, 3/25/44(l)§	509,819	509,505
Series 2024-HQA2 M1
4.862%, 8/25/44(l)§	850,168	850,548
Series 2025-DNA1 A1
4.612%, 1/25/45(l)§	854,220	852,626
Series 2025-DNA2 A1
4.762%, 5/25/45(l)§	402,792	403,276
Series 2025-DNA2 M1
4.862%, 5/25/45(l)§	305,140	304,759
Series 2025-DNA3 A1
4.612%, 9/25/45(l)§	1,685,682	1,682,124
Series 2025-DNA4 M1
4.762%, 10/25/45(l)§	1,433,299	1,433,248
Series 2025-HQA1 A1
4.612%, 2/25/45(l)§	999,016	998,938
FNMA,
Series 2006-42 CF
4.226%, 6/25/36(l)	24,328	24,221
Series 2007-109 GF
4.456%, 12/25/37(l)	41,855	41,873
Series 2010-39 FT
4.726%, 10/25/35(l)	867,079	874,425
Series 2011-53 FT
4.356%, 6/25/41(l)	87,762	87,483
Series 2011-86 KF
4.326%, 9/25/41(l)	93,856	93,389
Series 2011-86 NF
4.326%, 9/25/41(l)	35,753	35,635
Series 2012-65 FA
4.226%, 6/25/42(l)	20,600	20,382

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2013-121 FA
4.176%, 12/25/43(l)	$286,158	$283,898
Series 2014-49 AF
4.116%, 8/25/44(l)	843,781	824,274

Total Collateralized Mortgage Obligations		26,545,370

Commercial Mortgage-Backed Securities (0.4%)
BHMS Commercial Mortgage Trust,
Series 2025-ATLS A
5.523%, 8/15/42(l)§	1,475,000	1,475,000
CLNY Trust,
Series 2019-IKPR D
6.059%, 11/15/38(l)§	1,232,000	1,176,559
GS Mortgage Securities Trust,
Series 2011-GC5 D
5.558%, 8/10/44(l)§	49,051	40,616
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5 B
3.649%, 3/10/46(l)§	1,033,347	999,374

Total Commercial Mortgage-Backed Securities		3,691,549

Corporate Bonds (10.6%)
Communication Services (0.3%)
Interactive Media & Services (0.3%)
Alphabet, Inc.
3.875%, 11/15/28	1,313,000	1,308,285
Meta Platforms, Inc.
4.200%, 11/15/30	1,320,000	1,305,343

Total Communication Services		2,613,628

Consumer Discretionary (0.8%)
Automobiles (0.5%)
BMW US Capital LLC
4.600%, 8/13/27§	1,419,000	1,422,674
Hyundai Capital America
5.950%, 9/21/26§	1,420,000	1,428,348
Mercedes-Benz Finance North America LLC
4.125%, 3/10/28§	1,274,000	1,267,776

		4,118,798

Broadline Retail (0.2%)
Amazon.com, Inc.
3.900%, 11/20/28	1,304,000	1,296,883

Hotels, Restaurants & Leisure (0.1%)
McDonald’s Corp.
5.000%, 5/17/29	880,000	899,202

Leisure Products (0.0%)†
Hasbro, Inc.
4.650%, 3/12/31	195,000	192,346

Specialty Retail (0.0%)†
AutoNation, Inc.
4.450%, 1/15/29	274,000	271,845

Total Consumer Discretionary		6,779,074

Consumer Staples (0.6%)
Beverages (0.2%)
Keurig Dr Pepper, Inc.
5.050%, 3/15/29	$1,409,000	$1,422,218

Consumer Staples Distribution & Retail (0.1%)
Sysco Corp.
4.400%, 7/25/31	587,000	567,712

Food Products (0.1%)
Cargill, Inc.
4.125%, 10/23/30§	1,325,000	1,303,451

Tobacco (0.2%)
Altria Group, Inc.
4.875%, 2/4/28	1,403,000	1,414,386

Total Consumer Staples		4,707,767

Energy (0.4%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC
4.350%, 6/15/31	451,000	444,838

Oil, Gas & Consumable Fuels (0.3%)
Cenovus Energy, Inc.
4.650%, 3/20/31(x)	625,000	620,263
Continental Resources, Inc.
4.375%, 1/15/28	1,426,000	1,415,422
Targa Resources Corp.
4.350%, 1/15/29	775,000	771,016

		2,806,701

Total Energy		3,251,539

Financials (5.4%)
Banks (2.9%)
Banco Bilbao Vizcaya Argentaria SA
4.150%, 3/3/29	1,200,000	1,183,969
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.552%, 3/14/28(k)	400,000	402,767
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28(k)	600,000	597,126
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.365%, 7/15/28(k)	400,000	404,272
Bank of Montreal
Series f2f
(SOFR + 0.88%), 4.567%, 9/10/27(k)	1,466,000	1,469,018
Banque Federative du Credit Mutuel SA
4.591%, 10/16/28§	1,293,000	1,293,915
Barclays plc
(SOFR + 1.49%), 5.674%, 3/12/28(k)	372,000	375,193
(SOFR + 0.93%), 4.219%, 5/24/30(k)	895,000	877,593

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
CaixaBank SA
(SOFR + 1.14%), 4.634%, 7/3/29(k)(x)§	$1,297,000	$1,298,139
Citigroup, Inc.
(SOFR + 1.14%), 4.643%, 5/7/28(k)	1,299,000	1,300,120
Citizens Bank NA
(SOFR + 0.70%), 4.192%, 1/29/29(k)	678,000	672,971
Cooperatieve Rabobank UA
4.160%, 1/14/31(x)	1,291,000	1,270,960
HSBC Holdings plc
(SOFR + 2.11%), 4.755%, 6/9/28(k)	1,051,000	1,053,165
(SOFR + 0.99%), 4.398%, 3/10/30(k)	203,000	201,292
ING Groep NV
(SOFR + 1.01%), 4.858%, 3/25/29(k)	1,374,000	1,380,835
JPMorgan Chase & Co.
(SOFR + 1.19%), 5.040%, 1/23/28(k)	1,396,000	1,402,450
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 5.087%, 11/26/28(k)	568,000	572,683
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.871%, 3/6/29(k)	810,000	829,812
Morgan Stanley Bank NA
(SOFR + 0.87%), 5.504%, 5/26/28(k)	467,000	472,417
National Bank of Canada
(United States SOFR Compounded Index + 0.76%), 4.166%, 1/20/29(k)	606,000	602,447
Santander Holdings USA, Inc.
(SOFR + 2.70%), 6.565%, 6/12/29(k)	1,375,000	1,421,406
Skandinaviska Enskilda Banken AB
4.500%, 9/3/30§	1,308,000	1,298,493
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.519%, 1/19/28(k)§	1,392,000	1,400,971
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.187%, 7/6/27(k)§	502,000	503,441
Sumitomo Mitsui Trust Bank Ltd.
4.450%, 9/10/27§	270,000	270,520
Swedbank AB
4.898%, 3/30/31§	365,000	366,047
Toronto-Dominion Bank (The)
4.568%, 12/17/26	1,429,000	1,432,308
Westpac New Zealand Ltd.
4.127%, 1/29/29§	267,000	264,970

		24,619,300

Capital Markets (0.5%)
Deutsche Bank AG
(SOFR + 2.52%), 7.146%, 7/13/27(k)	542,000	545,620
(SOFR + 1.21%), 5.373%, 1/10/29(k)	231,000	233,408
Goldman Sachs Group, Inc. (The)
(SOFR + 1.32%), 4.937%, 4/23/28(k)	724,000	726,615
Morgan Stanley
(SOFR + 1.01%), 5.652%, 4/13/28(k)	942,000	953,229
UBS Group AG
(SOFR + 0.84%), 4.151%, 12/23/29(k)§	2,172,000	2,143,683

		4,602,555

Consumer Finance (1.0%)
Ally Financial, Inc.
(United States SOFR Compounded Index + 1.96%), 5.737%, 5/15/29(k)	812,000	822,815
American Express Co.
(United States SOFR Compounded Index + 0.75%), 5.645%, 4/23/27(k)	661,000	661,605
(SOFR + 0.97%), 5.389%, 7/28/27(k)	749,000	751,095
American Honda Finance Corp.
4.150%, 1/8/29	1,289,000	1,271,686
General Motors Financial Co., Inc.
2.400%, 4/10/28	118,000	113,014
5.550%, 7/15/29	494,000	504,813
4.900%, 10/6/29	269,000	270,119
John Deere Capital Corp.
Series I 4.550%, 6/5/30	1,303,000	1,309,873
Synchrony Financial
(SOFR + 1.40%), 5.019%, 7/29/29(k)	1,312,000	1,308,653
Toyota Motor Credit Corp.
Series B 4.050%, 3/13/29	1,271,000	1,263,246

		8,276,919

Financial Services (0.5%)
Fidelity National Information Services, Inc.
4.450%, 3/10/28	384,000	382,867
Global Payments, Inc.
4.875%, 11/15/30	524,000	513,831
Nationwide Building Society
(SOFR + 1.29%), 2.972%, 2/16/28(k)§	1,611,000	1,588,414

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.06%), 4.649%, 7/14/29(k)§	$1,293,000	$1,291,529

		3,776,641

Insurance (0.5%)
Athene Global Funding
5.033%, 7/17/30§	1,436,000	1,419,002
Lincoln Financial Global Funding
4.200%, 1/12/29§	185,000	182,852
Met Tower Global Funding
4.200%, 9/16/30§	1,306,000	1,281,373
New York Life Global Funding
4.050%, 2/2/29§	1,290,000	1,278,428

		4,161,655

Total Financials		45,437,070

Health Care (0.8%)
Health Care Providers & Services (0.2%)
Cencora, Inc.
4.625%, 12/15/27	1,436,000	1,439,426

Pharmaceuticals (0.6%)
Astrazeneca Finance LLC
4.000%, 3/2/31	1,278,000	1,253,941
Merck & Co., Inc.
3.850%, 3/15/29(x)	1,297,000	1,285,459
Novartis Capital Corp.
3.900%, 11/5/28	1,313,000	1,305,314
Roche Holdings, Inc.
4.075%, 12/2/30§	1,302,000	1,283,696

		5,128,410

Total Health Care		6,567,836

Industrials (0.6%)
Aerospace & Defense (0.2%)
Boeing Co. (The)
3.250%, 2/1/28	1,743,000	1,707,724

Commercial Services & Supplies (0.2%)
Republic Services, Inc.
4.750%, 7/15/30	1,375,000	1,390,460

Passenger Airlines (0.1%)
AS Mileage Plan IP Ltd.
5.021%, 10/20/29§	877,000	868,098
Southwest Airlines Co.
4.375%, 11/15/28	379,000	372,925

		1,241,023

Trading Companies & Distributors (0.1%)
Aviation Capital Group LLC
1.950%, 9/20/26§	623,000	615,361

Total Industrials		4,954,568

Information Technology (0.6%)
IT Services (0.2%)
International Business Machines Corp.
4.650%, 2/10/28	1,403,000	1,411,305

Semiconductors & Semiconductor Equipment (0.1%)
Applied Materials, Inc.
4.000%, 1/15/31	1,304,000	1,276,095

Software (0.1%)
Salesforce, Inc.
4.650%, 3/15/29	1,271,000	1,272,996

Technology Hardware, Storage & Peripherals (0.2%)
Dell International LLC
4.350%, 2/1/30(x)	1,407,000	1,390,214

Total Information Technology		5,350,610

Materials (0.2%)
Metals & Mining (0.2%)
Glencore Funding LLC
5.338%, 4/4/27§	502,000	506,154
4.907%, 4/1/28§	686,000	690,384
5.186%, 4/1/30§	291,000	294,740

Total Materials		1,491,278

Utilities (0.9%)
Electric Utilities (0.8%)
ENEL Finance International NV
4.125%, 9/30/28§	413,000	408,721
NextEra Energy Capital Holdings, Inc.
4.685%, 9/1/27	786,000	789,477
NRG Energy, Inc.
4.734%, 10/15/30§	232,000	229,303
PacifiCorp
4.250%, 3/15/29	1,284,000	1,266,061
Public Service Co. of Colorado
4.150%, 3/13/29	341,000	340,106
Public Service Electric & Gas Co.
Series R 4.200%, 1/1/31	1,291,000	1,273,831
Vistra Operations Co. LLC
5.050%, 12/30/26§	200,000	200,661
4.300%, 10/15/28§	1,125,000	1,111,181
Xcel Energy, Inc.
4.750%, 3/21/28	1,004,000	1,008,535

		6,627,876

Multi-Utilities (0.1%)
DTE Energy Co.
4.875%, 6/1/28	606,000	611,254

Total Utilities		7,239,130

Total Corporate Bonds		88,392,500

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	18,000	17,307
Bay Area Toll Authority
6.263%, 4/1/49	7,000	7,304
Central Puget Sound Regional Transit Authority
5.491%, 11/1/39	6,000	6,092
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.395%, 1/1/40	6,000	6,573

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	$6,000	$6,182
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	8,000	8,007
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E
5.456%, 12/1/39	7,000	7,082
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.750%, 8/1/49	6,000	6,680
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	6,000	6,417
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	36,000	38,593
Los Angeles Community College District
6.600%, 8/1/42	31,000	33,482
Massachusetts Clean Water Trust (The)
5.192%, 8/1/40	25,000	25,537
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668%, 11/15/39	8,000	8,545
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1
6.648%, 11/15/39	6,000	6,369
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D
7.462%, 10/1/46	9,000	10,587
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B
6.561%, 12/15/40	31,000	34,284
North Texas Tollway Authority
6.718%, 1/1/49	8,000	8,731
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	9,000	8,904
5.561%, 12/1/49	7,000	6,769
San Diego County Water Authority
6.138%, 5/1/49	6,000	6,096
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
7.043%, 4/1/50	4,490	5,054
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.350%, 11/1/39	6,000	6,922
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D
5.500%, 3/15/30	156	159
5.600%, 3/15/40	273	276
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	8,000	8,184

Total Municipal Bonds		280,136

U.S. Government Agency Securities (27.3%)
FFCB
4.375%, 6/23/26	30,892,000	30,934,220
4.500%, 8/14/26	10,000,000	10,025,479
4.250%, 1/28/28	25,000,000	25,168,393
FHLB
1.875%, 9/11/26	10,060,000	9,974,849
4.125%, 1/15/27	2,400,000	2,406,278
4.750%, 4/9/27	10,695,000	10,804,578
4.125%, 9/10/27	41,475,000	41,636,711
3.500%, 10/4/27	7,490,000	7,450,517
3.500%, 3/3/28	10,500,000	10,427,302
4.000%, 6/30/28	40,000,000	40,123,728
5.500%, 7/15/36	12,000	13,047
FNMA
0.750%, 10/8/27	5,000,000	4,770,123
6.250%, 5/15/29	5,000,000	5,347,843
6.625%, 11/15/30	26,550,000	29,512,247

Total U.S. Government Agency Securities		228,595,315

U.S. Treasury Obligations (31.3%)
U.S. Treasury Notes
4.375%, 7/31/26	17,358,500	17,398,036
3.875%, 7/31/27	99,796,100	99,841,637
3.375%, 12/31/27	111,362,000	110,511,183
4.000%, 2/29/28	9,821,100	9,852,662
4.625%, 9/30/28	8,503,500	8,664,910
4.875%, 10/31/28	7,281,100	7,466,043
3.875%, 4/30/30	7,975,500	7,968,356

Total U.S. Treasury Obligations		261,702,827

Total Long-Term Debt Securities (77.8%) (Cost $651,227,304)		650,456,752

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	2,120,993	$2,120,993

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (20.9%)
U.S. Treasury Bills
3.20%, 4/9/26(p)	$21,677,200	21,659,847
3.48%, 4/23/26(p)	47,709,400	47,603,638
3.51%, 4/30/26(p)	26,818,000	26,739,742
3.57%, 5/14/26(p)	17,248,500	17,173,662
3.59%, 5/28/26(p)	25,760,300	25,612,348
3.58%, 6/25/26(p)	8,443,800	8,372,279
3.60%, 7/14/26(p)	28,639,300	28,341,761

Total U.S. Treasury Obligations		175,503,277

Total Short-Term Investments (21.2%) (Cost $177,627,658)		177,624,270

Total Investments in Securities (99.0%) (Cost $828,854,962)		828,081,022
Other Assets Less Liabilities (1.0%)		8,483,970

Net Assets (100%)		$836,564,992

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, the market value of these securities amounted to $91,910,807 or 11.0% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2026. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2026.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2026.

(p)	Yield to maturity.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)	At March 31, 2026, the Portfolio had loaned securities with a total value of $2,075,130. This was collateralized by cash of $2,120,993 which was subsequently invested in investment companies.

Glossary:

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	15	6/2026	USD	3,111,680	(1,190)

					(1,190)

Short Contracts
U.S. Treasury 5 Year Note	(31)	6/2026	USD	(3,353,571)	42,102
U.S. Treasury 10 Year Note	(23)	6/2026	USD	(2,554,078)	52,257
U.S. Treasury Ultra Bond	(4)	6/2026	USD	(466,250)	15,681

					110,040

					108,850

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$40,273,140	$975,915	$41,249,055
Collateralized Mortgage Obligations	—	26,545,370	—	26,545,370
Commercial Mortgage-Backed Securities	—	3,691,549	—	3,691,549
Corporate Bonds
Communication Services	—	2,613,628	—	2,613,628
Consumer Discretionary	—	6,779,074	—	6,779,074
Consumer Staples	—	4,707,767	—	4,707,767
Energy	—	3,251,539	—	3,251,539
Financials	—	45,437,070	—	45,437,070
Health Care	—	6,567,836	—	6,567,836
Industrials	—	4,954,568	—	4,954,568
Information Technology	—	5,350,610	—	5,350,610
Materials	—	1,491,278	—	1,491,278
Utilities	—	7,239,130	—	7,239,130
Futures	110,040	—	—	110,040
Municipal Bonds	—	280,136	—	280,136
Short-Term Investments
Investment Companies	2,120,993	—	—	2,120,993
U.S. Treasury Obligations	—	175,503,277	—	175,503,277
U.S. Government Agency Securities	—	228,595,315	—	228,595,315
U.S. Treasury Obligations	—	261,702,827	—	261,702,827

Total Assets	$2,231,033	$824,984,114	$975,915	$828,191,062

Liabilities:
Futures	$(1,190)	$—	$—	$(1,190)

Total Liabilities	$(1,190)	$—	$—	$(1,190)

Total	$2,229,843	$824,984,114	$975,915	$828,189,872

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,863,057
Aggregate gross unrealized depreciation	(2,704,702)

Net unrealized depreciation	$(841,645)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$829,031,517

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.8%)
Diversified Telecommunication Services (1.1%)
Anterix, Inc.*	1,430	$54,612
AST SpaceMobile, Inc., Class A*	178,365	14,781,108
ATN International, Inc.	5,950	161,959
Bandwidth, Inc., Class A*	7,400	131,868
Cogent Communications Holdings, Inc.	15,982	301,101
Globalstar, Inc.*	16,206	1,076,402
IDT Corp., Class B	5,200	255,320
Liberty Latin America Ltd., Class A*	15,260	131,846
Liberty Latin America Ltd., Class C*	42,623	375,935
Lumen Technologies, Inc.*	330,630	2,297,878
Shenandoah Telecommunications Co.	11,228	173,136
Uniti Group, Inc.	55,227	518,029

		20,259,194

Entertainment (1.0%)
AMC Entertainment Holdings, Inc., Class A(x)*	145,060	142,159
Atlanta Braves Holdings, Inc., Class A*	4,420	208,403
Atlanta Braves Holdings, Inc., Class C*	14,260	608,902
Cinemark Holdings, Inc.	31,740	905,225
CuriosityStream, Inc.	8,200	24,272
Gaia, Inc., Class A*	600	1,662
IMAX Corp.*	16,240	617,282
Lionsgate Studios Corp.*	72,050	690,960
Madison Square Garden Entertainment Corp., Class A*	14,221	837,759
Marcus Corp. (The)	3,270	56,146
Meridian Holdings, Inc.*	481	3,473
Playstudios, Inc.*	15,440	7,244
Reservoir Media, Inc.*	4,160	40,726
Sphere Entertainment Co.*	8,411	987,451
Starz Entertainment Corp.	4,803	55,235
TKO Group Holdings, Inc., Class A	65,114	13,130,238
Vivid Seats, Inc., Class A(x)*	2,387	14,107

		18,331,244

Interactive Media & Services (0.2%)
Angi, Inc., Class A*	7,700	52,745
Arena Group Holdings, Inc. (The)(x)*	2,500	5,425
Bumble, Inc., Class A*	31,400	102,364
Cargurus, Inc., Class A*	26,064	887,479
Cars.com, Inc.*	5,820	47,258
EverQuote, Inc., Class A*	9,000	138,780
fuboTV, Inc., Class A(x)*	9,573	90,561
Getty Images Holdings, Inc.(x)*	31,390	24,905
Grindr, Inc.*	12,980	156,928
MediaAlpha, Inc., Class A*	14,060	130,758
Nextdoor Holdings, Inc.*	55,050	77,070
QuinStreet, Inc.*	19,950	239,600
Rumble, Inc.*	28,700	146,370
Shutterstock, Inc.	2,600	43,186
Teads Holding Co.*	9,700	6,389
Travelzoo(x)*	1,000	5,920
TripAdvisor, Inc.*	42,400	451,984
Webtoon Entertainment, Inc.*	6,500	59,735
Yelp, Inc., Class A*	22,710	561,845
Ziff Davis, Inc.*	15,500	650,380
ZipRecruiter, Inc., Class A*	29,100	53,544

		3,933,226

Media (0.4%)
Advantage Solutions, Inc.(x)*	1,766	37,333
AMC Networks, Inc., Class A*	21,810	148,090
Boston Omaha Corp., Class A(x)*	7,510	87,717
Cable One, Inc.*	560	51,078
EchoStar Corp., Class A(x)*	45,266	5,299,291
Emerald Holding, Inc.	5,870	26,474
Entravision Communications Corp., Class A	8,210	24,384
EW Scripps Co. (The), Class A*	38,625	143,685
Gambling.com Group Ltd.*	7,940	30,807
Gray Media, Inc.	34,230	148,558
Ibotta, Inc., Class A*	5,670	169,930
iHeartMedia, Inc., Class A*	53,250	155,490
John Wiley & Sons, Inc., Class A	13,210	503,301
Magnite, Inc.*	48,238	573,067
National CineMedia, Inc.	6,500	19,825
Newsmax, Inc., Class B*	14,500	75,690
Nexxen International Ltd.*	3,300	21,516
Optimum Communications, Inc., Class A*	56,800	73,840
PubMatic, Inc., Class A*	15,200	124,336
Scholastic Corp.	6,270	244,906
Sinclair, Inc.	14,720	190,477
Stagwell, Inc., Class A*	25,000	157,250
TechTarget, Inc.*	17,500	67,900
Thryv Holdings, Inc.*	8,380	22,961
USA TODAY Co., Inc.*	50,570	356,518

		8,754,424

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	25,100	100,902
Spok Holdings, Inc.	11,340	123,606
Telephone and Data Systems, Inc.	29,400	1,237,740

		1,462,248

Total Communication Services		52,740,336

Consumer Discretionary (9.2%)
Automobile Components (0.6%)
Adient plc*	30,670	619,841
Cooper-Standard Holdings, Inc.*	6,310	175,860
Dana, Inc.	38,380	1,291,487
Dauch Corp.*	76,710	454,890
Dorman Products, Inc.*	8,170	852,621
Fox Factory Holding Corp.*	16,800	276,528
Garrett Motion, Inc.	55,070	1,000,622
Gentherm, Inc.*	10,230	284,189
Goodyear Tire & Rubber Co. (The)*	92,076	610,464
Holley, Inc.*	13,930	42,765
LCI Industries	8,050	989,989
Motorcar Parts of America, Inc.*	630	6,968
Patrick Industries, Inc.	10,275	1,141,244
Phinia, Inc.	13,400	917,096
Solid Power, Inc.*	12,110	36,330
Standard Motor Products, Inc.	9,700	336,978
Visteon Corp.	10,100	920,211
XPEL, Inc.(m)*	7,900	349,654

		10,307,737

Automobiles (0.0%)†
Livewire Group, Inc.(x)*	8,140	13,513
Winnebago Industries, Inc.	11,380	352,666

		366,179

Broadline Retail (0.1%)
Groupon, Inc.*	7,650	91,035
Kohl’s Corp.	39,700	512,130
Savers Value Village, Inc.*	15,360	114,278

		717,443

Distributors (0.0%)†
GigaCloud Technology, Inc., Class A*	8,770	397,983

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Gold.com, Inc.	6,540	$262,123
Weyco Group, Inc.	1,120	35,896

		696,002

Diversified Consumer Services (0.6%)
American Public Education, Inc.*	4,060	230,933
Carriage Services, Inc., Class A	7,040	321,446
Coursera, Inc.*	49,050	285,471
Covista, Inc.*	10,393	1,197,793
Driven Brands Holdings, Inc.*	22,890	288,643
European Wax Center, Inc., Class A*	13,120	75,834
Frontdoor, Inc.*	24,610	1,300,885
Graham Holdings Co., Class B	1,090	1,152,413
KinderCare Learning Cos., Inc.*	30,050	66,110
Laureate Education, Inc.*	42,400	1,477,216
Lincoln Educational Services Corp.*	9,370	381,172
Matthews International Corp., Class A	11,064	285,672
McGraw Hill, Inc.(x)*	4,000	54,800
Mister Car Wash, Inc.*	27,370	190,769
Nerdy, Inc.(x)*	49,580	40,467
OneSpaWorld Holdings Ltd.	34,580	793,611
Perdoceo Education Corp.	23,770	884,482
Phoenix Education Partners, Inc.(x)	1,000	31,460
Strategic Education, Inc.	7,531	624,772
Stride, Inc.*	12,820	1,130,339
Udemy, Inc.*	8,600	39,732
Universal Technical Institute, Inc.*	14,400	519,840
Zspace, Inc.(x)*	15,700	1,782

		11,375,642

Hotels, Restaurants & Leisure (2.3%)
Accel Entertainment, Inc., Class A*	16,960	185,034
Bally’s Corp.(x)*	2,600	25,064
BJ’s Restaurants, Inc.*	6,700	235,170
Bloomin’ Brands, Inc.	30,970	167,238
Brightstar Lottery plc	31,568	402,176
Brinker International, Inc.*	14,840	2,118,707
Cava Group, Inc.*	173,280	14,018,352
Cheesecake Factory, Inc. (The)	16,830	921,443
Cracker Barrel Old Country Store, Inc.(x)	8,485	238,513
Dave & Buster’s Entertainment, Inc.*	11,300	122,379
Dine Brands Global, Inc.	2,520	66,125
El Pollo Loco Holdings, Inc.*	5,010	69,439
First Watch Restaurant Group, Inc.*	13,820	144,834
Genius Sports Ltd.*	80,700	357,501
Global Business Travel Group I*	47,940	267,505
Golden Entertainment, Inc.	6,400	170,816
Hilton Grand Vacations, Inc.*	19,060	745,627
Inspired Entertainment, Inc.*	1,610	11,479
Jack in the Box, Inc.(x)*	7,550	73,008
Krispy Kreme, Inc.	32,583	110,456
Kura Sushi USA, Inc., Class A(x)*	990	69,092
Life Time Group Holdings, Inc.*	49,440	1,331,914
Lindblad Expeditions Holdings, Inc.*	13,360	231,128
Marriott Vacations Worldwide Corp.	8,800	573,056
Monarch Casino & Resort, Inc.	4,900	468,440
Nathan’s Famous, Inc.	500	50,365
Navan, Inc., Class A*	14,800	195,952
Papa John’s International, Inc.	13,066	423,469
Portillo’s, Inc., Class A*	20,630	109,133
Pursuit Attractions and Hospitality, Inc.*	6,280	230,036
RCI Hospitality Holdings, Inc.	2,720	62,043
Red Rock Resorts, Inc., Class A	15,060	803,602
Rush Street Interactive, Inc.*	27,410	596,168
Sabre Corp.*	118,700	172,115
Serve Robotics, Inc.*	16,800	141,792
Shake Shack, Inc., Class A*	14,070	1,244,773
Six Flags Entertainment Corp.*	34,835	618,321
Super Group SGHC Ltd.	56,770	613,116
Sweetgreen, Inc., Class A*	36,291	188,350
Target Hospitality Corp.*	14,580	135,302
United Parks & Resorts, Inc.*	10,110	330,193
Viking Holdings Ltd.*	182,383	13,401,503
Xponential Fitness, Inc., Class A*	11,200	67,424

		42,508,153

Household Durables (1.5%)
Bassett Furniture Industries, Inc.	300	4,245
Beazer Homes USA, Inc.*	7,200	138,528
Cavco Industries, Inc.*	2,590	1,254,311
Century Communities, Inc.	6,950	398,791
Champion Homes, Inc.*	19,460	1,447,240
Cricut, Inc., Class A	13,830	51,724
Dream Finders Homes, Inc., Class A*	4,520	62,918
Ethan Allen Interiors, Inc.	5,610	124,879
Flexsteel Industries, Inc.	630	28,312
Green Brick Partners, Inc.*	9,310	600,030
Hamilton Beach Brands Holding Co., Class A	740	14,023
Helen of Troy Ltd.*	8,133	117,278
Hovnanian Enterprises, Inc., Class A*	720	79,855
Installed Building Products, Inc.	8,030	2,129,155
KB Home	20,709	1,071,691
La-Z-Boy, Inc.	16,360	525,810
Legacy Housing Corp.*	3,660	74,774
Leggett & Platt, Inc.	48,600	480,168
LGI Homes, Inc.*	7,040	278,291
M/I Homes, Inc.*	8,540	1,045,723
Meritage Homes Corp.	23,540	1,455,714
SharkNinja, Inc.*	130,329	13,801,841
Sonos, Inc.*	38,758	519,357
Taylor Morrison Home Corp., Class A*	33,700	1,962,688
Traeger, Inc.*	307	8,903
Tri Pointe Homes, Inc.*	27,330	1,277,131

		28,953,380

Leisure Products (0.2%)
Acushnet Holdings Corp.	9,290	868,429
Callaway Golf Co.*	32,800	455,264
Clarus Corp.	5,410	14,715
Escalade, Inc.	340	5,838
Funko, Inc., Class A*	8,080	25,452
JAKKS Pacific, Inc.	4,210	83,863
Johnson Outdoors, Inc., Class A	2,450	113,950
Latham Group, Inc.*	15,860	85,168
Malibu Boats, Inc., Class A*	9,700	251,424
Marine Products Corp.	2,250	16,358
MasterCraft Boat Holdings, Inc.*	5,840	119,778
Peloton Interactive, Inc., Class A*	129,190	554,225
Polaris, Inc.(x)	17,600	959,200
Smith & Wesson Brands, Inc.	11,000	157,630
Sturm Ruger & Co., Inc.	8,300	332,747

		4,044,041

Specialty Retail (2.6%)
1-800-Flowers.com, Inc., Class A(x)*	14,810	45,022
Abercrombie & Fitch Co., Class A*	16,420	1,500,295
Academy Sports & Outdoors, Inc.	23,430	1,322,623
Advance Auto Parts, Inc.(x)	17,900	944,225
American Eagle Outfitters, Inc.	53,600	895,120
America’s Car-Mart, Inc.*	2,940	37,426
Arhaus, Inc., Class A	17,770	120,481
Arko Corp.	22,280	123,877
Asbury Automotive Group, Inc.*	6,910	1,350,283

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
BARK, Inc.(x)*	19,330	$9,793
Barnes & Noble Education, Inc.(x)*	3,200	28,256
Bed Bath & Beyond, Inc.*	16,500	76,560
Boot Barn Holdings, Inc.*	10,850	1,588,006
Buckle, Inc. (The)	11,600	584,176
Burlington Stores, Inc.*	43,833	14,262,382
Caleres, Inc.	5,100	53,754
Camping World Holdings, Inc., Class A	16,900	115,427
Citi Trends, Inc.*	1,580	68,446
Designer Brands, Inc., Class A	8,570	48,763
EVgo, Inc., Class A*	46,000	79,120
Genesco, Inc.*	4,200	121,758
Group 1 Automotive, Inc.	3,617	1,195,889
Haverty Furniture Cos., Inc.	5,600	118,608
J Jill, Inc.	4,190	48,017
Lands’ End, Inc.*	8,810	99,024
Monro, Inc.	5,950	95,438
Murphy USA, Inc.	34,115	16,851,787
National Vision Holdings, Inc.*	25,561	662,030
OneWater Marine, Inc., Class A*	2,850	26,932
Outdoor Holding Co.*	18,420	37,024
Petco Health & Wellness Co., Inc., Class A*	25,760	71,613
RealReal, Inc. (The)*	36,380	330,330
Revolve Group, Inc., Class A*	14,400	325,584
Sally Beauty Holdings, Inc.*	27,380	379,213
Shoe Carnival, Inc.	2,490	38,819
Signet Jewelers Ltd.	13,850	1,172,264
Sleep Number Corp.*	9,570	17,178
Sonic Automotive, Inc., Class A	6,020	412,791
Stitch Fix, Inc., Class A*	38,600	127,766
ThredUp, Inc., Class A*	28,270	92,726
Torrid Holdings, Inc.*	17,190	30,598
Upbound Group, Inc.	20,530	370,567
Urban Outfitters, Inc.*	20,480	1,297,408
Victoria’s Secret & Co.*	22,380	1,037,537
Warby Parker, Inc., Class A*	35,800	754,306
Winmark Corp.	1,100	470,305
Zumiez, Inc.*	3,280	72,685

		49,512,232

Textiles, Apparel & Luxury Goods (1.3%)
Amer Sports, Inc.*	349,554	11,507,318
Capri Holdings Ltd.*	42,400	747,088
Carter’s, Inc.	13,000	464,880
Ermenegildo Zegna NV(x)	13,500	140,670
Figs, Inc., Class A*	29,600	437,192
G-III Apparel Group Ltd.	11,540	319,658
Kontoor Brands, Inc.	20,040	1,408,611
Movado Group, Inc.	7,660	187,057
On Holding AG, Class A*	239,945	8,162,929
Rocky Brands, Inc.	740	28,653
Steven Madden Ltd.	25,543	866,418
Superior Group of Cos., Inc.	1,130	11,481
Wolverine World Wide, Inc.	29,400	479,808

		24,761,763

Total Consumer Discretionary		173,242,572

Consumer Staples (1.9%)
Beverages (0.6%)
Celsius Holdings, Inc.*	284,720	10,101,866
MGP Ingredients, Inc.	5,400	99,306
National Beverage Corp.*	8,430	283,669
Vita Coco Co., Inc. (The)*	15,000	718,650
Zevia PBC, Class A*	42,470	49,690

		11,253,181

Consumer Staples Distribution & Retail (0.3%)
Andersons, Inc. (The)	9,700	696,266
Chefs’ Warehouse, Inc. (The)*	11,000	653,950
Grocery Outlet Holding Corp.*	34,500	243,225
HF Foods Group, Inc.*	9,920	18,352
Ingles Markets, Inc., Class A	3,700	332,593
Natural Grocers by Vitamin Cottage, Inc.	4,910	126,924
PriceSmart, Inc.	9,000	1,354,500
United Natural Foods, Inc.*	21,300	959,778
Village Super Market, Inc., Class A	3,000	126,690
Weis Markets, Inc.	5,800	396,662

		4,908,940

Food Products (0.8%)
Alico, Inc.	1,960	80,870
B&G Foods, Inc.(x)	27,870	134,055
Beyond Meat, Inc.(x)*	53,510	37,543
BRC, Inc., Class A*	39,800	30,893
Calavo Growers, Inc.	6,440	166,087
Cal-Maine Foods, Inc.(x)	13,470	1,066,150
Dole plc	27,430	391,975
Forafric Global plc(x)*	1,020	9,843
Fresh Del Monte Produce, Inc.	12,400	499,224
Freshpet, Inc.*	153,680	9,060,973
Hain Celestial Group, Inc. (The)*	70,300	49,055
J & J Snack Foods Corp.	5,610	444,705
John B Sanfilippo & Son, Inc.	2,300	182,459
Lifeway Foods, Inc.*	3,170	61,308
Limoneira Co.	3,470	46,567
Mama’s Creations, Inc.*	11,200	171,808
Marzetti Co. (The)	7,080	979,376
Mission Produce, Inc.*	12,670	174,339
Seneca Foods Corp., Class A*	1,140	172,277
Simply Good Foods Co. (The)*	33,823	485,360
SunOpta, Inc.*	30,700	198,936
Tootsie Roll Industries, Inc.	6,592	281,610
Utz Brands, Inc.	23,600	186,912
Westrock Coffee Co.*	17,120	72,760

		14,985,085

Household Products (0.1%)
Central Garden & Pet Co.*	4,480	164,730
Central Garden & Pet Co., Class A*	17,507	567,577
Energizer Holdings, Inc.	21,600	354,672
Oil-Dri Corp. of America	3,520	229,117
Spectrum Brands Holdings, Inc.	7,500	552,750
WD-40 Co.	3,710	756,617

		2,625,463

Personal Care Products (0.1%)
Beauty Health Co. (The)*	82,610	73,523
Edgewell Personal Care Co.	15,080	321,807
FitLife Brands, Inc.(x)*	200	2,840
Herbalife Ltd.*	36,100	531,392
Honest Co., Inc. (The)*	29,990	88,171
Interparfums, Inc.	4,140	376,078
Lifevantage Corp.(x)	1,000	4,320
Medifast, Inc.*	9,820	100,066
Nature’s Sunshine Products, Inc.*	6,050	145,139
Niagen Bioscience, Inc.*	50	220
Nu Skin Enterprises, Inc., Class A	7,700	56,056
Olaplex Holdings, Inc.*	46,190	93,766
USANA Health Sciences, Inc.*	7,870	137,489
Waldencast plc, Class A*	4,700	4,463

		1,935,330

Tobacco (0.0%)†
Ispire Technology, Inc.*	5,660	10,414
Turning Point Brands, Inc.	6,110	530,287
Universal Corp.	8,980	473,246

		1,013,947

Total Consumer Staples		36,721,946

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (4.9%)
Energy Equipment & Services (2.1%)
Archrock, Inc.	58,980	$2,052,504
Atlas Energy Solutions, Inc.	25,950	340,464
Borr Drilling Ltd.*	80,000	461,600
Bristow Group, Inc., Class A	7,973	373,854
Cactus, Inc., Class A	24,400	1,155,828
Core Laboratories, Inc.	11,880	199,465
DMC Global, Inc.*	13,020	67,834
Energy Services of America Corp.	2,000	26,260
Expro Group Holdings NV*	29,883	520,263
Flowco Holdings, Inc., Class A	700	14,420
Forum Energy Technologies, Inc.*	3,500	205,310
Helix Energy Solutions Group, Inc.*	35,700	353,073
Helmerich & Payne, Inc.	34,080	1,227,902
Innovex International, Inc.*	9,570	233,412
Kodiak Gas Services, Inc.	29,320	1,709,942
Liberty Energy, Inc., Class A	56,890	1,638,432
Mammoth Energy Services, Inc.*	4,760	11,662
Nabors Industries Ltd.*	5,400	464,724
National Energy Services Reunited Corp.*	21,900	470,193
Natural Gas Services Group, Inc.	1,360	51,326
Noble Corp. plc	41,721	2,047,250
Oceaneering International, Inc.*	33,440	1,186,117
Oil States International, Inc.*	21,910	255,032
Patterson-UTI Energy, Inc.	106,027	1,148,273
ProFrac Holding Corp., Class A*	11,730	72,726
ProPetro Holding Corp.*	33,200	478,412
Ranger Energy Services, Inc., Class A	5,300	90,842
RPC, Inc.	16,095	113,953
SEACOR Marine Holdings, Inc.*	6,280	44,965
Seadrill Ltd.*	20,780	945,490
Select Water Solutions, Inc., Class A	34,860	533,358
Solaris Energy Infrastructure, Inc., Class A	15,310	865,168
TechnipFMC plc	203,360	14,058,277
TETRA Technologies, Inc.*	32,890	280,223
Tidewater, Inc.*	17,460	1,458,783
Transocean Ltd.*	322,020	2,134,993
Valaris Ltd.*	20,170	1,977,467

		39,269,797

Oil, Gas & Consumable Fuels (2.8%)
Ardmore Shipping Corp.	2,370	36,143
BKV Corp.*	5,200	148,304
California Resources Corp.	25,059	1,734,584
Calumet, Inc.*	25,100	901,090
Centrus Energy Corp., Class A*	5,890	1,022,445
Clean Energy Fuels Corp.*	30,290	75,119
CNX Resources Corp.*	46,790	1,803,754
Comstock Resources, Inc.*	27,000	569,160
Core Natural Resources, Inc.	17,051	1,785,751
Crescent Energy Co., Class A	81,658	1,102,383
CVR Energy, Inc.*	10,800	363,420
Delek US Holdings, Inc.	20,880	941,062
DHT Holdings, Inc.	41,100	750,897
Diversified Energy Co.	17,950	313,048
Dorian LPG Ltd.	14,715	503,253
DT Midstream, Inc.	51,810	6,977,253
Empire Petroleum Corp.*	1,752	5,186
Encore Energy Corp.*	54,640	98,352
Energy Fuels, Inc.*	75,800	1,383,350
Epsilon Energy Ltd.	2,600	16,016
Evolution Petroleum Corp.	7,090	32,472
Excelerate Energy, Inc., Class A	8,340	278,723
FLEX LNG Ltd.	10,400	308,984
FutureFuel Corp.	22,010	84,739
Golar LNG Ltd.	32,020	1,732,602
Granite Ridge Resources, Inc.	18,360	107,773
Green Plains, Inc.*	22,100	363,545
Gulfport Energy Corp.*	5,550	1,174,214
HighPeak Energy, Inc.	16,490	113,781
International Seaways, Inc.	14,415	1,050,565
Kinetik Holdings, Inc., Class A(x)	16,110	779,885
Kosmos Energy Ltd.*	156,560	435,237
Magnolia Oil & Gas Corp., Class A	59,740	1,885,992
Murphy Oil Corp.	45,120	1,861,200
NACCO Industries, Inc., Class A	670	34,820
Navigator Holdings Ltd.	5,000	96,650
NextDecade Corp.*	57,900	443,514
NextNRG, Inc.(x)*	900	360
Nordic American Tankers Ltd.	68,890	403,695
Northern Oil & Gas, Inc.	32,100	938,283
OPAL Fuels, Inc., Class A*	1,900	4,788
Par Pacific Holdings, Inc.*	15,790	989,086
PBF Energy, Inc., Class A	28,524	1,358,313
Peabody Energy Corp.	41,400	1,364,130
Prairie Operating Co.*	9,500	19,285
PrimeEnergy Resources Corp.*	650	151,353
REX American Resources Corp.*	8,800	401,016
Riley Exploration Permian, Inc.	4,070	148,352
Sable Offshore Corp.*	41,100	678,972
SandRidge Energy, Inc.	4,790	78,125
Scorpio Tankers, Inc.	15,090	1,126,619
SFL Corp. Ltd.	47,800	515,762
SM Energy Co.	85,708	2,672,375
Talos Energy, Inc.*	46,750	736,780
Teekay Corp. Ltd.	17,320	211,477
Teekay Tankers Ltd., Class A	9,170	672,344
Uranium Energy Corp.(x)*	694,528	9,376,128
VAALCO Energy, Inc.	30,910	195,969
Verde Clean Fuels, Inc.*	270	456
Vitesse Energy, Inc.(x)	6,950	126,212
World Kinect Corp.	22,260	513,538

		53,998,684

Total Energy		93,268,481

Financials (11.9%)
Banks (5.5%)
1st Source Corp.	6,535	452,287
ACNB Corp.	1,850	88,560
Amalgamated Financial Corp.	10,010	389,089
Amerant Bancorp, Inc., Class A	10,960	241,558
Ameris Bancorp	22,310	1,739,957
Ames National Corp.	1,280	36,122
Arrow Financial Corp.	4,365	146,533
Associated Banc-Corp.	58,680	1,517,465
Atlantic Union Bankshares Corp.	49,606	1,772,918
Axos Financial, Inc.*	18,880	1,606,499
Banc of California, Inc.	40,650	714,627
BancFirst Corp.	7,610	825,685
Bancorp, Inc. (The)*	15,470	831,203
Bank First Corp.	3,580	483,515
Bank of Hawaii Corp.	12,320	914,760
Bank of Marin Bancorp	5,260	134,814
Bank of NT Butterfield & Son Ltd. (The)	13,730	720,550
Bank7 Corp.	1,720	68,594
BankUnited, Inc.	24,740	1,117,258
Bankwell Financial Group, Inc.	1,230	59,680
Banner Corp.	10,320	626,218
Bar Harbor Bankshares	2,290	74,310
BayCom Corp.	2,560	76,096
BCB Bancorp, Inc.	4,110	36,908
Beacon Financial Corp.	27,779	833,370
Blue Foundry Bancorp*	3,920	51,901

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Blue Ridge Bankshares, Inc.	2,520	$10,584
Bridgewater Bancshares, Inc.*	6,750	119,475
Burke & Herbert Financial Services Corp.	4,444	276,817
Business First Bancshares, Inc.	8,360	226,054
BV Financial, Inc.*	460	8,804
Byline Bancorp, Inc.	9,780	308,755
C&F Financial Corp.	120	8,753
California Bancorp	4,590	81,335
Camden National Corp.	5,055	239,860
Capital Bancorp, Inc.	2,700	80,298
Capital City Bank Group, Inc.	3,380	146,895
Capitol Federal Financial, Inc.	32,480	231,582
Carter Bankshares, Inc.*	6,680	155,778
Cathay General Bancorp	21,101	1,052,096
CB Financial Services, Inc.	160	5,469
Central Pacific Financial Corp.	8,730	279,011
CF Bankshares, Inc.	110	3,070
Chain Bridge Bancorp, Inc., Class A*	180	6,282
Chemung Financial Corp.	830	44,671
ChoiceOne Financial Services, Inc.	3,130	88,016
Citizens & Northern Corp.	5,970	133,370
Citizens Community Bancorp, Inc.	270	5,346
Citizens Financial Services, Inc.	680	41,582
City Holding Co.	5,540	662,141
Civista Bancshares, Inc.	5,330	121,471
CNB Financial Corp.	10,051	291,077
Coastal Financial Corp.*	4,290	326,469
Colony Bankcorp, Inc.	4,550	90,864
Columbia Financial, Inc.*	10,070	176,326
Community Financial System, Inc.	19,366	1,135,816
Community Trust Bancorp, Inc.	6,100	370,392
Community West Bancshares	3,550	82,715
ConnectOne Bancorp, Inc.	18,338	490,908
Customers Bancorp, Inc.*	10,800	749,628
CVB Financial Corp.	40,875	792,566
Dime Community Bancshares, Inc.	15,719	531,617
Eagle Bancorp Montana, Inc.	470	9,673
Eagle Bancorp, Inc.	12,230	304,160
Eagle Financial Services, Inc.	270	9,445
East West Bancorp, Inc.	82,247	8,780,690
Eastern Bankshares, Inc.	79,040	1,546,022
ECB Bancorp, Inc.*	200	3,346
Enterprise Financial Services Corp.	12,634	683,626
Equity Bancshares, Inc., Class A	4,720	209,615
Esquire Financial Holdings, Inc.	2,550	274,125
Farmers & Merchants Bancorp, Inc.	2,490	63,918
Farmers National Banc Corp.	18,324	241,144
FB Bancorp, Inc.*	870	11,954
FB Financial Corp.	14,864	772,036
Fidelity D&D Bancorp, Inc.	630	27,266
Financial Institutions, Inc.	7,240	229,580
Finward Bancorp	80	2,904
Finwise Bancorp*	210	3,331
First Bancorp (Nasdaq Stock Exchange)	13,398	754,977
First Bancorp (New York Stock Exchange)	54,620	1,166,683
First Bancorp, Inc. (The)	4,340	121,650
First Bank	3,890	62,240
First Busey Corp.	29,935	756,457
First Business Financial Services, Inc.	1,800	97,074
First Capital, Inc.	70	3,474
First Commonwealth Financial Corp.	36,600	643,428
First Community Bankshares, Inc.	7,150	296,868
First Community Corp.	290	8,477
First Financial Bancorp	35,889	1,000,585
First Financial Bankshares, Inc.	48,240	1,420,668
First Financial Corp.	3,690	233,208
First Foundation, Inc.*	22,720	134,048
First Internet Bancorp	1,930	39,333
First Interstate BancSystem, Inc., Class A	30,784	1,028,186
First Merchants Corp.	20,900	809,457
First Mid Bancshares, Inc.	7,700	317,163
First National Corp.	260	6,999
First United Corp.	210	7,694
First Western Financial, Inc.*	1,700	41,786
Firstsun Capital Bancorp*	840	30,626
Five Star Bancorp	5,140	193,881
Flagstar Bank NA	95,273	1,254,745
Flushing Financial Corp.	11,160	171,418
Franklin Financial Services Corp.	170	8,684
FS Bancorp, Inc.	1,170	45,150
Fulton Financial Corp.	58,610	1,192,127
FVCBankcorp, Inc.	2,065	31,367
GBank Financial Holdings, Inc.(x)*	1,250	33,450
German American Bancorp, Inc.	13,210	552,046
Glacier Bancorp, Inc.	45,360	2,026,231
Great Southern Bancorp, Inc.	2,340	147,724
Greene County Bancorp, Inc.	3,200	71,712
Hancock Whitney Corp.	28,882	1,836,606
Hanmi Financial Corp.	13,010	342,944
Hanover Bancorp, Inc.	130	2,807
Hawthorn Bancshares, Inc.	190	6,401
HBT Financial, Inc.	3,880	103,674
Heritage Commerce Corp.	34,910	435,677
Heritage Financial Corp.	15,266	396,916
Hilltop Holdings, Inc.	17,399	623,232
Hingham Institution For Savings (The)(x)	260	74,318
Home Bancorp, Inc.	2,600	157,508
Home BancShares, Inc.	63,795	1,717,999
HomeTrust Bancshares, Inc.	8,350	356,127
Hope Bancorp, Inc.	44,585	498,014
Horizon Bancorp, Inc.	17,900	296,603
Independent Bank Corp.	6,600	219,780
Independent Bank Corp./MA	17,415	1,309,782
International Bancshares Corp.	17,650	1,187,668
Investar Holding Corp.	1,400	38,178
John Marshall Bancorp, Inc.	1,710	34,679
Kearny Financial Corp.	21,675	163,646
Lakeland Financial Corp.	10,455	599,908
Landmark Bancorp, Inc.	177	4,390
LCNB Corp.	2,130	33,207
LINKBANCORP, Inc.	2,000	16,680
Live Oak Bancshares, Inc.	12,400	410,068
MainStreet Bancshares, Inc.	260	5,772
Mechanics Bancorp	15,560	229,510
Mercantile Bank Corp.	5,840	294,920
Meridian Corp.	420	7,963
Metrocity Bankshares, Inc.	5,920	169,726
Metropolitan Bank Holding Corp.	3,540	294,847
Mid Penn Bancorp, Inc.	6,350	204,216
Midland States Bancorp, Inc.	6,970	155,501
MVB Financial Corp.	2,520	62,572
National Bank Holdings Corp., Class A	14,100	552,156
National Bankshares, Inc.	1,120	40,779
NB Bancorp, Inc.	15,975	336,593
NBT Bancorp, Inc.	18,655	794,330
Nicolet Bankshares, Inc.	5,573	828,259
Northeast Bank	2,440	274,183
Northeast Community Bancorp, Inc.	3,880	92,344
Northfield Bancorp, Inc.	11,920	161,397
Northpointe Bancshares, Inc.	900	15,534

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Northrim Bancorp, Inc.	5,760	$131,789
Northwest Bancshares, Inc.	40,213	510,303
Norwood Financial Corp.	1,540	45,307
Oak Valley Bancorp	1,110	35,997
OceanFirst Financial Corp.	24,343	439,148
OFG Bancorp	12,570	508,582
Ohio Valley Banc Corp.	100	4,386
Old National Bancorp	115,646	2,555,777
Old Second Bancorp, Inc.	15,690	316,310
OP Bancorp	670	8,911
Orange County Bancorp, Inc.	2,240	71,635
Origin Bancorp, Inc.	10,870	450,670
Orrstown Financial Services, Inc.	6,950	250,756
Park National Corp.	5,220	853,209
Parke Bancorp, Inc.	1,760	49,984
Pathward Financial, Inc.	8,340	744,178
Patriot National Bancorp, Inc.*	12,780	16,486
PCB Bancorp	2,110	47,454
Peapack-Gladstone Financial Corp.	4,460	157,037
Peoples Bancorp of North Carolina, Inc.	450	17,622
Peoples Bancorp, Inc.	13,004	427,441
Peoples Financial Services Corp.	1,320	70,396
Pioneer Bancorp, Inc.*	1,540	21,437
Plumas Bancorp	850	41,497
Ponce Financial Group, Inc.*	4,030	67,341
Preferred Bank	4,900	444,381
Primis Financial Corp.	7,690	102,123
Princeton Bancorp, Inc.	920	31,068
Provident Financial Services, Inc.	48,105	1,017,902
QCR Holdings, Inc.	5,800	495,610
RBB Bancorp	4,520	96,592
Red River Bancshares, Inc.	1,200	108,528
Renasant Corp.	31,820	1,149,657
Republic Bancorp, Inc., Class A	2,200	155,210
Rhinebeck Bancorp, Inc.*	240	3,701
Richmond Mutual Bancorp, Inc.	580	7,871
Riverview Bancorp, Inc.	1,310	7,205
S&T Bancorp, Inc.	14,209	594,362
SB Financial Group, Inc.	260	5,460
Seacoast Banking Corp. of Florida	31,385	950,652
ServisFirst Bancshares, Inc.	16,630	1,211,163
Shore Bancshares, Inc.	7,105	132,721
Sierra Bancorp	4,610	156,371
Simmons First National Corp., Class A	49,819	968,980
SmartFinancial, Inc.	4,620	180,550
Sound Financial Bancorp, Inc.	60	2,623
South Plains Financial, Inc.	3,620	151,678
Southern First Bancshares, Inc.*	1,690	92,105
Southern Missouri Bancorp, Inc.	3,250	207,805
Southside Bancshares, Inc.	8,256	256,679
SR Bancorp, Inc.(x)	710	11,985
Stellar Bancorp, Inc.	17,384	636,428
Sterling Bancorp, Inc.(r)*	1,320	—
Stock Yards Bancorp, Inc.	9,010	597,273
Texas Capital Bancshares, Inc.*	14,480	1,373,862
Third Coast Bancshares, Inc.*	3,800	143,754
Timberland Bancorp, Inc.	1,260	49,682
Tompkins Financial Corp.	4,561	359,589
Towne Bank	28,389	955,858
TriCo Bancshares	10,782	512,576
Triumph Financial, Inc.*	9,000	536,940
TrustCo Bank Corp.	6,930	303,395
Trustmark Corp.	18,190	766,527
UMB Financial Corp.	24,740	2,790,425
Union Bankshares, Inc.	100	2,432
United Bankshares, Inc.	46,172	1,912,444
United Community Banks, Inc.	39,610	1,247,319
Unity Bancorp, Inc.	2,260	117,136
Univest Financial Corp.	11,100	380,286
USCB Financial Holdings, Inc.	2,670	49,502
Valley National Bancorp	169,079	2,076,290
Virginia National Bankshares Corp.	890	33,998
WaFd, Inc.	29,008	910,851
Washington Trust Bancorp, Inc.	7,450	249,277
WesBanco, Inc.	33,598	1,158,795
West Bancorp, Inc.	6,010	142,978
Westamerica Bancorp	9,650	503,247
Western New England Bancorp, Inc.	840	10,861
WSFS Financial Corp.	19,101	1,250,351

		103,664,946

Capital Markets (2.0%)
Acadian Asset Management, Inc.	7,808	424,911
Affiliated Managers Group, Inc.	33,746	9,337,518
AlTi Global, Inc.*	9,060	32,797
Artisan Partners Asset Management, Inc., Class A	22,740	827,509
Bakkt, Inc., Class A*	3,800	27,968
BGC Group, Inc., Class A	111,560	1,091,057
Cohen & Steers, Inc.	9,166	573,333
Diamond Hill Investment Group, Inc.	860	148,006
DigitalBridge Group, Inc.	60,275	929,440
Donnelley Financial Solutions, Inc.*	9,220	434,631
GCM Grosvenor, Inc., Class A	20,260	198,548
Marex Group plc	19,300	860,394
MarketWise, Inc.	785	14,695
Miami International Holdings, Inc.*	8,200	319,144
Moelis & Co., Class A	26,090	1,487,130
Open Lending Corp.*	46,160	57,700
Patria Investments Ltd., Class A	20,850	262,710
Perella Weinberg Partners, Class A	18,370	333,599
Piper Sandler Cos.	23,440	1,794,332
PJT Partners, Inc., Class A	6,940	969,657
Ridgepost Capital, Inc., Class A	14,850	107,811
Siebert Financial Corp.(x)*	1,700	3,264
Silvercrest Asset Management Group, Inc., Class A	2,600	34,944
StepStone Group, Inc., Class A	20,930	998,780
Stifel Financial Corp.	152,660	11,284,627
StoneX Group, Inc.*	25,504	2,056,898
Value Line, Inc.	510	17,998
Victory Capital Holdings, Inc., Class A	16,110	1,054,883
Virtus Investment Partners, Inc.	2,585	347,295
Webull Corp.*	94,600	454,080
Westwood Holdings Group, Inc.	400	6,588
WisdomTree, Inc.	39,000	567,840

		37,060,087

Consumer Finance (1.6%)
Atlanticus Holdings Corp.*	2,300	120,681
Bread Financial Holdings, Inc.	15,100	1,130,839
Consumer Portfolio Services, Inc.*	2,850	22,031
Dave, Inc.*	3,400	591,906
Encore Capital Group, Inc.*	7,180	503,462
Enova International, Inc.*	7,420	1,007,859
Figure Technology Solutions, Inc., Class A*	173,887	5,903,464
FirstCash Holdings, Inc.	94,853	17,832,364
Green Dot Corp., Class A*	17,660	198,145
LendingClub Corp.*	38,200	547,024
LendingTree, Inc.*	3,600	154,368
Medallion Financial Corp.	1,870	16,007
Navient Corp.	35,497	290,365
Nelnet, Inc., Class A	3,830	493,917
NerdWallet, Inc., Class A*	9,600	99,648
OppFi, Inc.	11,320	87,277

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
PRA Group, Inc.*	17,960	$314,300
PROG Holdings, Inc.	11,960	343,132
Regional Management Corp.	2,230	71,917
Upstart Holdings, Inc.*	30,640	785,916
World Acceptance Corp.*	820	110,733

		30,625,355

Financial Services (1.3%)
Acacia Research Corp.*	15,010	72,198
Alerus Financial Corp.	3,160	74,924
Banco Latinoamericano de Comercio Exterior SA, Class E	10,240	523,059
Better Home & Finance Holding Co.*	1,000	35,620
Burford Capital Ltd.	52,950	239,334
Cannae Holdings, Inc.	11,620	132,119
Cantaloupe, Inc.*	4,510	48,753
Cass Information Systems, Inc.	2,753	121,187
Chime Financial, Inc., Class A(x)*	325,006	6,087,362
Compass Diversified Holdings	22,320	175,435
Enact Holdings, Inc.	9,390	383,206
Essent Group Ltd.	31,940	1,866,574
Evertec, Inc.	22,336	630,322
Federal Agricultural Mortgage Corp., Class C	3,020	448,017
Finance of America Cos., Inc., Class A*	700	11,620
Flywire Corp.*	29,837	347,303
HA Sustainable Infrastructure Capital, Inc.	42,950	1,578,413
International Money Express, Inc.*	4,120	65,096
Jackson Financial, Inc., Class A	24,060	2,543,623
loanDepot, Inc., Class A*	7,800	11,076
Marqeta, Inc., Class A*	118,260	482,501
Merchants Bancorp	9,410	403,783
NCR Atleos Corp.*	24,560	1,070,325
NewtekOne, Inc.	12,300	134,685
NMI Holdings, Inc., Class A*	26,520	994,765
Onity Group, Inc.*	1,790	70,293
Pagseguro Digital Ltd., Class A	54,750	548,595
Payoneer Global, Inc.*	98,700	476,721
Paysafe Ltd.*	13,804	94,005
Paysign, Inc.*	16,730	98,707
PennyMac Financial Services, Inc.	9,610	839,914
Priority Technology Holdings, Inc.*	13,010	61,407
Radian Group, Inc.	47,606	1,574,806
Remitly Global, Inc.*	54,186	849,095
Repay Holdings Corp., Class A*	31,500	81,900
Security National Financial Corp., Class A*	525	4,977
Sezzle, Inc.*	4,980	315,184
StoneCo Ltd., Class A*	87,640	1,237,477
SWK Holdings Corp.	1,010	17,180
Velocity Financial, Inc.*	4,810	87,013
Walker & Dunlop, Inc.	11,370	504,601
Waterstone Financial, Inc.	4,770	86,003

		25,429,178

Insurance (1.1%)
Abacus Global Management, Inc.	8,900	70,132
Accelerant Holdings, Class A(x)*	232,593	3,107,442
American Coastal Insurance Corp.	11,560	130,050
American Integrity Insurance Group, Inc.	1,500	28,920
AMERISAFE, Inc.	8,790	292,971
Ategrity Specialty Holdings LLC*	1,600	31,632
Baldwin Insurance Group, Inc. (The), Class A*	31,550	692,207
Bowhead Specialty Holdings, Inc.*	5,700	127,851
Citizens, Inc., Class A*	3,500	17,605
CNO Financial Group, Inc.	31,710	1,302,013
Crawford & Co., Class A	9,850	98,204
Donegal Group, Inc., Class A	6,660	114,419
eHealth, Inc.*	5,100	6,579
Employers Holdings, Inc.	8,781	361,250
F&G Annuities & Life, Inc.	12,780	323,590
Fidelis Insurance Holdings Ltd.	22,060	421,567
Genworth Financial, Inc., Class A*	130,538	1,059,969
GoHealth, Inc., Class A*	3,210	4,847
Goosehead Insurance, Inc., Class A*	8,260	352,372
Greenlight Capital Re Ltd., Class A*	8,176	141,363
Hamilton Insurance Group Ltd., Class B	14,860	443,274
HCI Group, Inc.	3,700	572,057
Heritage Insurance Holdings, Inc.*	8,190	214,987
Hippo Holdings, Inc.*	4,075	106,194
Horace Mann Educators Corp.	13,360	570,205
Investors Title Co.	730	158,658
James River Group Holdings, Inc.	23,210	146,223
Kestrel Group Ltd.	1,329	14,353
Kingstone Cos., Inc.	3,900	56,823
Kingsway Financial Services, Inc.*	5,280	55,070
Lemonade, Inc.*	21,000	1,316,280
MBIA, Inc.*	21,600	127,656
Mercury General Corp.	8,900	784,535
NI Holdings, Inc.*	5,020	64,708
Octave Specialty Group, Inc.*	19,430	90,350
Oscar Health, Inc., Class A*	63,780	731,557
Palomar Holdings, Inc.*	7,780	929,710
ProAssurance Corp.*	18,100	447,432
Safety Insurance Group, Inc.	5,424	393,999
Selective Insurance Group, Inc.	18,840	1,420,348
Selectquote, Inc.*	35,549	22,378
SiriusPoint Ltd.*	26,500	570,810
Skyward Specialty Insurance Group, Inc.*	12,890	563,035
Slide Insurance Holdings, Inc.*	23,300	419,400
Stewart Information Services Corp.	9,490	584,394
Tiptree, Inc., Class A	8,570	145,004
Trupanion, Inc.*	13,560	347,272
United Fire Group, Inc.	7,190	266,461
Universal Insurance Holdings, Inc.	8,450	288,652

		20,536,808

Mortgage Real Estate Investment Trusts (REITs) (0.4%)
ACRES Commercial Realty Corp. (REIT)*	600	11,592
Adamas Trust, Inc. (REIT)	25,860	190,330
Angel Oak Mortgage REIT, Inc. (REIT)	8,260	67,897
Apollo Commercial Real Estate Finance, Inc. (REIT)	48,388	510,977
Arbor Realty Trust, Inc. (REIT)	62,990	485,653
Ares Commercial Real Estate Corp. (REIT)(x)	34,780	166,944
ARMOUR Residential REIT, Inc. (REIT)(x)	35,587	593,591
Blackstone Mortgage Trust, Inc. (REIT), Class A	44,600	854,090
BrightSpire Capital, Inc. (REIT), Class A	47,630	266,728
Chicago Atlantic Real Estate Finance, Inc. (REIT)	10,050	113,766
Chimera Investment Corp. (REIT)	13,366	167,743
Claros Mortgage Trust, Inc. (REIT)*	59,700	142,086
Dynex Capital, Inc. (REIT)(x)	65,910	841,012
Ellington Financial, Inc. (REIT)	40,210	476,489
Franklin BSP Realty Trust, Inc. (REIT)	30,600	259,794

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Invesco Mortgage Capital, Inc. (REIT)(x)	25,400	$205,232
KKR Real Estate Finance Trust, Inc. (REIT)	18,800	115,056
Ladder Capital Corp. (REIT)	37,467	366,053
Lument Finance Trust, Inc. (REIT)	2,900	3,654
MFA Financial, Inc. (REIT)	38,105	365,046
Nexpoint Real Estate Finance, Inc. (REIT)	4,460	60,076
Orchid Island Capital, Inc. (REIT)	54,210	381,096
PennyMac Mortgage Investment Trust (REIT)	28,873	336,659
Ready Capital Corp. (REIT)	66,972	108,495
Redwood Trust, Inc. (REIT)	57,300	321,453
Rithm Property Trust, Inc. (REIT)	750	10,042
Seven Hills Realty Trust (REIT)	2,680	22,030
Sunrise Realty Trust, Inc. (REIT)	6,246	47,907
TPG Mortgage Investment Trust, Inc. (REIT)	12,020	87,866
TPG RE Finance Trust, Inc. (REIT)	21,380	166,978
Two Harbors Investment Corp. (REIT)	31,505	359,787

		8,106,122

Total Financials		225,422,496

Health Care (19.5%)
Biotechnology (11.4%)
4D Molecular Therapeutics, Inc.*	18,210	169,535
Abeona Therapeutics, Inc.(x)*	8,960	40,141
Absci Corp.*	55,020	165,060
ACADIA Pharmaceuticals, Inc.*	45,320	1,008,823
Actuate Therapeutics, Inc.(x)*	940	2,576
ADC Therapeutics SA*	16,530	61,988
ADMA Biologics, Inc.*	80,740	727,467
Agios Pharmaceuticals, Inc.*	20,370	689,117
Akebia Therapeutics, Inc.*	78,660	109,337
Aktis Oncology, Inc.(x)*	2,520	45,083
Aldeyra Therapeutics, Inc.*	28,030	47,371
Alector, Inc.*	36,880	79,292
Alkermes plc*	57,620	2,037,443
Allogene Therapeutics, Inc.*	42,477	103,644
Altimmune, Inc.(x)*	23,570	72,596
Amicus Therapeutics, Inc.*	105,789	1,529,709
AnaptysBio, Inc.*	7,730	428,706
Anavex Life Sciences Corp.*	38,020	116,721
Anika Therapeutics, Inc.*	7,250	105,125
Annexon, Inc.*	27,590	152,849
Apogee Therapeutics, Inc.*	94,319	7,938,830
Arbutus Biopharma Corp.*	37,730	169,785
Arcellx, Inc.*	12,170	1,397,359
Arcturus Therapeutics Holdings, Inc.*	10,200	78,744
Arcus Biosciences, Inc.*	27,250	588,600
Arcutis Biotherapeutics, Inc.*	40,580	956,065
Ardelyx, Inc.*	79,070	473,629
ArriVent Biopharma, Inc.*	10,580	244,081
Arrowhead Pharmaceuticals, Inc.*	45,980	2,882,946
ARS Pharmaceuticals, Inc.*	4,610	37,018
Ascendis Pharma A/S (ADR)*	22,095	5,053,789
Atrium Therapeutics, Inc.*	4,010	53,614
aTyr Pharma, Inc.(x)*	27,600	21,528
Aura Biosciences, Inc.*	15,780	105,568
Aurinia Pharmaceuticals, Inc.*	41,040	608,213
Avita Medical, Inc.*	8,730	32,301
Beam Therapeutics, Inc.*	32,820	782,101
Benitec Biopharma, Inc.*	1,040	11,076
Bicara Therapeutics, Inc.*	7,530	149,772
BioCryst Pharmaceuticals, Inc.*	77,400	736,848
Biohaven Ltd.*	28,680	242,633
Bridgebio Pharma, Inc.*	190,060	14,113,856
Bright Minds Biosciences, Inc.(x)*	190	13,864
Candel Therapeutics, Inc.*	25,630	125,587
Capricor Therapeutics, Inc.*	13,340	405,536
Cardiff Oncology, Inc.*	18,550	30,051
CareDx, Inc.*	16,490	286,266
Cartesian Therapeutics, Inc.*	4,437	27,288
Catalyst Pharmaceuticals, Inc.*	42,700	1,057,252
Celcuity, Inc.*	11,580	1,321,741
Celldex Therapeutics, Inc.*	22,630	717,824
CG oncology, Inc.*	114,925	7,778,124
Cogent Biosciences, Inc.*	46,590	1,793,249
Coherus Oncology, Inc.*	79,950	135,116
Compass Therapeutics, Inc.*	34,720	183,669
Corvus Pharmaceuticals, Inc.*	19,710	288,357
CRISPR Therapeutics AG*	30,140	1,433,760
Cullinan Therapeutics, Inc.*	19,420	275,958
Cytokinetics, Inc.*	39,650	2,613,332
Day One Biopharmaceuticals, Inc.*	23,590	505,770
Denali Therapeutics, Inc.*	284,184	5,456,333
Design Therapeutics, Inc.*	13,910	148,002
DiaMedica Therapeutics, Inc.*	1,340	9,072
Dianthus Therapeutics, Inc.*	89,124	7,479,286
Disc Medicine, Inc.*	8,190	523,669
Dyne Therapeutics, Inc.*	39,140	709,608
Editas Medicine, Inc.*	62,920	155,412
Eledon Pharmaceuticals, Inc.*	2,330	7,176
Emergent BioSolutions, Inc.*	12,200	101,260
Enanta Pharmaceuticals, Inc.*	11,810	149,160
Entrada Therapeutics, Inc.*	7,110	89,728
Erasca, Inc.*	280,470	4,538,005
Evommune, Inc.(x)*	3,040	69,890
Fate Therapeutics, Inc.*	78,160	93,792
Fennec Pharmaceuticals, Inc.*	4,970	30,566
Foghorn Therapeutics, Inc.*	7,520	35,946
Geron Corp.*	180,240	268,558
Gossamer Bio, Inc.*	68,070	22,361
GRAIL, Inc.*	11,110	574,165
Greenwich Lifesciences, Inc.(x)*	740	17,775
Gyre Therapeutics, Inc.*	7,540	52,554
Halozyme Therapeutics, Inc.*	115,145	7,441,821
Heron Therapeutics, Inc.*	77,480	61,992
Humacyte, Inc.*	48,130	29,200
Ideaya Biosciences, Inc.*	28,550	951,286
ImmunityBio, Inc.*	101,620	779,425
Immunome, Inc.*	32,460	709,900
Immunovant, Inc.*	24,290	603,364
Inhibikase Therapeutics, Inc.*	1,440	2,419
Inhibrx Biosciences, Inc.*	3,190	214,464
Inmune Bio, Inc.*	9,660	10,916
Insmed, Inc.*	121,659	19,893,680
Intellia Therapeutics, Inc.*	36,800	471,776
Iovance Biotherapeutics, Inc.*	111,310	390,698
Ironwood Pharmaceuticals, Inc., Class A*	43,550	152,861
Jade Biosciences, Inc.	16,033	225,264
Janux Therapeutics, Inc.*	10,710	148,869
KalVista Pharmaceuticals, Inc.*	6,970	140,306
Keros Therapeutics, Inc.*	11,260	124,310
Kodiak Sciences, Inc.*	10,890	415,127
Korro Bio, Inc.*	2,940	33,281
Krystal Biotech, Inc.*	8,810	2,275,799
Kura Oncology, Inc.*	26,400	214,632
Kymera Therapeutics, Inc.*	86,876	7,235,902
Larimar Therapeutics, Inc.*	28,980	130,410
Lexeo Therapeutics, Inc.*	21,860	125,476
Madrigal Pharmaceuticals, Inc.*	13,720	7,182,008
MannKind Corp.*	100,960	247,352
MeiraGTx Holdings plc*	17,720	153,455

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
MiMedx Group, Inc.*	30,030	$118,619
Mineralys Therapeutics, Inc.*	14,030	380,073
Mirum Pharmaceuticals, Inc.*	13,920	1,285,930
Monopar Therapeutics, Inc.*	280	15,341
Monte Rosa Therapeutics, Inc.*	15,340	252,343
Myriad Genetics, Inc.*	29,370	132,165
Natera, Inc.*	46,573	9,314,134
Neurocrine Biosciences, Inc.*	79,256	10,441,185
Neurogene, Inc.*	2,930	59,069
Newamsterdam Pharma Co. NV(x)*	91,963	2,943,736
Nkarta, Inc.*	33,350	70,368
Novavax, Inc.*	53,960	439,234
Nurix Therapeutics, Inc.*	34,720	538,160
Nuvalent, Inc., Class A*	77,356	7,925,122
Nuvectis Pharma, Inc.*	980	7,575
Olema Pharmaceuticals, Inc.*	16,660	248,401
Organogenesis Holdings, Inc., Class A*	28,100	66,597
ORIC Pharmaceuticals, Inc.*	23,780	301,293
Oruka Therapeutics, Inc.*	13,370	655,798
Palvella Therapeutics, Inc.*	2,510	312,871
PDL BioPharma, Inc.(r)*	73,900	—
Perspective Therapeutics, Inc.*	34,730	144,824
Praxis Precision Medicines, Inc.*	8,460	2,725,727
Precigen, Inc.*	52,860	204,568
Prime Medicine, Inc.*	22,760	79,205
Protagonist Therapeutics, Inc.*	20,800	2,192,320
Protalix BioTherapeutics, Inc.(x)*	5,860	12,716
Protara Therapeutics, Inc.*	2,510	13,077
Prothena Corp. plc*	19,760	192,067
PTC Therapeutics, Inc.*	26,570	1,810,214
Puma Biotechnology, Inc.*	6,900	44,091
Recursion Pharmaceuticals, Inc., Class A*	151,255	464,353
REGENXBIO, Inc.*	18,700	156,706
Relay Therapeutics, Inc.*	37,500	373,125
Replimune Group, Inc.*	18,280	139,842
Rezolute, Inc.*	27,730	84,576
Rhythm Pharmaceuticals, Inc.*	88,373	7,685,800
Rigel Pharmaceuticals, Inc.*	7,629	206,288
Rocket Pharmaceuticals, Inc.*	30,220	108,188
Sana Biotechnology, Inc.*	57,240	164,851
Savara, Inc.*	49,430	269,888
Scholar Rock Holding Corp.*	28,140	1,383,362
SELLAS Life Sciences Group, Inc.*	56,710	239,883
Sionna Therapeutics, Inc.*	5,150	206,464
Soleno Therapeutics, Inc.*	14,630	489,812
Solid Biosciences, Inc.*	17,180	123,696
Spyre Therapeutics, Inc.*	23,870	1,204,003
Stoke Therapeutics, Inc.*	14,010	456,166
Syndax Pharmaceuticals, Inc.*	31,390	733,270
Tango Therapeutics, Inc.*	36,620	766,090
Taysha Gene Therapies, Inc.*	60,470	270,301
Tectonic Therapeutic, Inc.*	1,720	53,165
Tevogen Bio Holdings, Inc.(x)*	218	985
TG Therapeutics, Inc.*	52,890	1,757,006
Tonix Pharmaceuticals Holding Corp.(x)*	5,360	73,700
Travere Therapeutics, Inc.*	30,180	896,648
TriSalus Life Sciences, Inc.*	580	2,320
TuHURA Biosciences, Inc.(x)*	2,570	4,600
Twist Bioscience Corp.*	20,373	968,125
Tyra Biosciences, Inc.*	12,060	461,898
Upstream Bio, Inc.*	10,140	91,260
UroGen Pharma Ltd.*	13,930	250,461
Vanda Pharmaceuticals, Inc.*	5,443	37,611
Vaxcyte, Inc.*	41,700	2,423,187
Vera Therapeutics, Inc., Class A*	120,485	4,847,112
Veracyte, Inc.*	28,100	905,101
Verastem, Inc.*	17,050	90,365
Vericel Corp.*	16,440	528,875
Vir Biotechnology, Inc.*	33,400	299,264
Viridian Therapeutics, Inc.*	27,680	541,421
Voyager Therapeutics, Inc.*	28,520	110,087
Xencor, Inc.*	24,440	294,746
Xenon Pharmaceuticals, Inc.*	136,305	7,926,136
XOMA Royalty Corp.*	2,000	62,740
Zenas Biopharma, Inc.(x)*	5,370	104,983
Zymeworks, Inc.*	20,200	505,808

		215,953,085

Health Care Equipment & Supplies (2.3%)
Accuray, Inc.*	27,820	10,797
Acme United Corp.(x)	150	6,737
Alphatec Holdings, Inc.*	41,540	451,955
AngioDynamics, Inc.*	11,840	134,621
Anteris Technologies Global Corp.(x)*	2,300	12,765
Artivion, Inc.*	14,600	534,652
AtriCure, Inc.*	308,621	8,804,957
Avanos Medical, Inc.*	12,200	170,922
Axogen, Inc.*	16,580	549,295
Beta Bionics, Inc.(x)*	10,900	109,218
Bioventus, Inc., Class A*	6,920	63,180
Butterfly Network, Inc., Class A*	64,700	261,388
Ceribell, Inc.*	7,200	131,976
Cerus Corp.*	64,090	116,644
ClearPoint Neuro, Inc.(x)*	9,400	85,540
CONMED Corp.	10,111	357,525
CVRx, Inc.*	11,480	108,601
Delcath Systems, Inc.*	5,300	49,184
Electromed, Inc.*	600	14,046
Embecta Corp.	11,000	97,240
Enovis Corp.*	20,800	473,200
Glaukos Corp.*	136,298	14,673,843
Haemonetics Corp.*	16,670	939,521
ICU Medical, Inc.*	8,190	1,057,738
Inogen, Inc.*	20,320	125,578
Integer Holdings Corp.*	12,370	1,088,560
Integra LifeSciences Holdings Corp.*	26,180	246,616
iRadimed Corp.	3,650	351,349
IRhythm Holdings, Inc.*	10,006	1,180,908
Kestra Medical Technologies Ltd.*	2,800	55,804
KORU Medical Systems, Inc.*	1,800	7,776
Lantheus Holdings, Inc.*	22,140	1,679,319
LeMaitre Vascular, Inc.	7,200	786,024
LENSAR, Inc.(x)*	1,100	6,556
LivaNova plc*	17,132	1,088,910
Lucid Diagnostics, Inc.*	11,100	12,765
Merit Medical Systems, Inc.*	19,145	1,319,665
Myomo, Inc.*	6,000	4,054
Neogen Corp.*	75,312	699,648
Neuronetics, Inc.*	6,000	8,700
NeuroPace, Inc.*	4,170	54,835
Novocure Ltd.*	24,780	270,102
Omnicell, Inc.*	13,800	460,644
OraSure Technologies, Inc.*	51,320	153,960
Orthofix Medical, Inc.*	10,885	124,851
OrthoPediatrics Corp.*	7,160	113,629
Outset Medical, Inc.*	4,000	15,360
PROCEPT BioRobotics Corp.*	19,180	479,692
Pro-Dex, Inc.(x)*	500	24,560
Pulmonx Corp.*	26,110	33,682
Pulse Biosciences, Inc.(x)*	3,090	66,713
QuidelOrtho Corp.*	24,700	405,821
RxSight, Inc.*	13,000	80,080
Sanara Medtech, Inc.*	930	15,977

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
SANUWAVE Health, Inc.(x)*	1,100	$19,019
SI-BONE, Inc.*	11,450	144,613
Sight Sciences, Inc.*	9,100	34,307
STAAR Surgical Co.*	19,100	357,170
Stereotaxis, Inc.*	5,390	9,918
Strive, Inc., Class A(x)*	6,242	62,545
Tactile Systems Technology, Inc.*	14,080	367,910
Tandem Diabetes Care, Inc.*	24,740	474,266
TransMedics Group, Inc.(x)*	11,900	1,182,979
Treace Medical Concepts, Inc.*	25,310	33,915
UFP Technologies, Inc.*	2,700	522,720
Utah Medical Products, Inc.	2,050	127,079
Varex Imaging Corp.*	12,160	129,018

		43,643,142

Health Care Providers & Services (3.1%)
Accendra Health, Inc.*	32,050	73,074
AdaptHealth Corp., Class A*	32,575	387,643
Addus HomeCare Corp.*	6,900	646,185
agilon health, Inc.*	4,714	37,288
AirSculpt Technologies, Inc.(x)*	15,690	44,403
Alignment Healthcare, Inc.*	64,490	1,136,314
AMN Healthcare Services, Inc.*	16,300	298,942
Ardent Health, Inc.*	7,100	60,776
Astrana Health, Inc.*	14,500	355,540
Aveanna Healthcare Holdings, Inc.*	12,810	82,496
BrightSpring Health Services, Inc.*	336,176	14,324,459
Brookdale Senior Living, Inc.*	69,880	955,958
Castle Biosciences, Inc.*	9,250	227,088
Clover Health Investments Corp., Class A*	134,900	237,424
Community Health Systems, Inc.*	24,100	70,854
Concentra Group Holdings Parent, Inc.	39,959	857,121
CorVel Corp.*	10,600	579,290
Cross Country Healthcare, Inc.*	10,380	97,572
DocGo, Inc.*	59,520	37,444
Enhabit, Inc.*	13,270	186,974
Ensign Group, Inc. (The)	18,360	3,699,540
Fulgent Genetics, Inc.*	3,110	49,449
GeneDx Holdings Corp., Class A*	6,860	440,549
Guardant Health, Inc.*	192,591	17,789,631
Guardian Pharmacy Services, Inc., Class A*	7,800	293,748
HealthEquity, Inc.*	27,790	2,322,410
Hims & Hers Health, Inc.*	69,370	1,440,121
Innovage Holding Corp.*	5,900	47,318
Joint Corp. (The)*	10,680	94,518
LifeStance Health Group, Inc.*	52,350	333,470
Lumexa Imaging Holdings, Inc.(x)*	266,155	2,288,933
Nano-X Imaging Ltd.(x)*	41,400	93,978
National HealthCare Corp.	4,020	641,994
National Research Corp.	5,480	93,050
NeoGenomics, Inc.*	43,800	324,996
Oncology Institute, Inc. (The)*	19,000	58,330
OPKO Health, Inc.*	91,780	104,629
Option Care Health, Inc.*	53,720	1,446,142
PACS Group, Inc.*	14,820	476,018
Pediatrix Medical Group, Inc.*	30,200	645,978
Pennant Group, Inc. (The)*	12,610	384,353
Privia Health Group, Inc.*	41,867	861,204
Progyny, Inc.*	29,100	494,118
RadNet, Inc.*	22,460	1,255,289
SBC Medical Group Holdings, Inc.*	1,000	4,180
Select Medical Holdings Corp.	39,319	640,507
Sonida Senior Living, Inc.*	900	29,025
Strata Critical Medical, Inc.*	24,410	102,034
Surgery Partners, Inc.*	29,100	346,872
Talkspace, Inc.*	28,740	148,730
US Physical Therapy, Inc.	5,000	374,800
Viemed Healthcare, Inc.*	6,900	63,549

		58,086,308

Health Care Technology (0.1%)
Claritev Corp.(x)*	3,200	52,288
Definitive Healthcare Corp., Class A*	43,170	53,099
Evolent Health, Inc., Class A*	42,230	96,284
Health Catalyst, Inc.(x)*	37,620	47,778
HealthStream, Inc.	7,430	153,875
HeartFlow, Inc.(x)*	5,700	138,681
LifeMD, Inc.*	16,030	57,868
OptimizeRx Corp.*	11,000	69,080
Phreesia, Inc.*	18,900	158,382
Schrodinger, Inc.*	17,800	202,208
Simulations Plus, Inc.*	6,300	74,466
Teladoc Health, Inc.*	58,730	320,079
TruBridge, Inc.*	2,400	35,136
Waystar Holding Corp.*	29,134	702,421

		2,161,645

Life Sciences Tools & Services (0.6%)
10X Genomics, Inc., Class A*	37,100	787,633
Adaptive Biotechnologies Corp.*	35,830	497,320
Alpha Teknova, Inc.*	2,500	7,225
Azenta, Inc.*	14,100	297,933
BioLife Solutions, Inc.*	12,300	234,684
Codexis, Inc.*	40,840	66,569
CryoPort, Inc.*	20,670	171,148
Cytek Biosciences, Inc.*	28,742	125,603
Fortrea Holdings, Inc.*	31,500	296,730
Ginkgo Bioworks Holdings, Inc., Class A*	10,530	64,549
Lifecore Biomedical, Inc.*	2,190	8,147
Maravai LifeSciences Holdings, Inc., Class A*	67,590	191,280
MaxCyte, Inc.*	29,330	20,604
Mesa Laboratories, Inc.	2,300	203,366
OmniAb, Inc.*	56,484	88,680
Pacific Biosciences of California, Inc.*	130,370	172,088
Personalis, Inc.*	10,400	66,248
Quanterix Corp.*	13,980	49,210
Quantum-Si, Inc.(x)*	101,760	78,762
Repligen Corp.*	70,270	8,279,211
Standard BioTools, Inc.*	115,250	105,949

		11,812,939

Pharmaceuticals (2.0%)
Aardvark Therapeutics, Inc.*	500	1,885
Aclaris Therapeutics, Inc.*	7,600	28,500
Alumis, Inc.*	19,482	429,188
Amneal Pharmaceuticals, Inc.*	52,090	647,479
Amphastar Pharmaceuticals, Inc.*	12,200	238,998
Amylyx Pharmaceuticals, Inc.*	24,900	346,110
ANI Pharmaceuticals, Inc.*	6,100	469,090
Aquestive Therapeutics, Inc.*	30,160	125,164
Arvinas, Inc.*	24,540	260,124
Atea Pharmaceuticals, Inc.*	45,730	246,027
Axsome Therapeutics, Inc.*	13,920	2,352,758
BioAge Labs, Inc.*	10,000	174,900
Biote Corp., Class A*	5,300	7,155
Collegium Pharmaceutical, Inc.*	10,700	353,849
CorMedix, Inc.*	20,440	138,788
Crinetics Pharmaceuticals, Inc.*	32,630	1,185,122
Definium Therapeutics, Inc.*	27,500	519,750
Edgewise Therapeutics, Inc.*	164,220	5,172,930
Enliven Therapeutics, Inc.*	13,450	527,240
Esperion Therapeutics, Inc.*	81,030	222,022
Eton Pharmaceuticals, Inc.*	4,800	118,464

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Evolus, Inc.*	25,280	$103,901
EyePoint, Inc.*	26,220	337,976
Fulcrum Therapeutics, Inc.*	15,910	122,030
Harmony Biosciences Holdings, Inc.*	15,940	446,479
Harrow, Inc.*	11,060	389,976
Indivior Pharmaceuticals, Inc.*	44,200	1,347,216
Innoviva, Inc.*	24,700	575,510
Journey Medical Corp.*	1,100	5,159
LB Pharmaceuticals, Inc.*	4,800	118,368
LENZ Therapeutics, Inc.*	5,588	51,130
Ligand Pharmaceuticals, Inc.*	6,550	1,307,708
Liquidia Corp.*	22,020	831,035
Maze Therapeutics, Inc.*	7,400	220,890
MBX Biosciences, Inc.*	9,900	295,515
MediWound Ltd.*	1,250	20,137
Nuvation Bio, Inc.*	87,909	377,130
Ocular Therapeutix, Inc.*	408,591	3,460,766
Omeros Corp.(x)*	22,100	233,376
Pacira BioSciences, Inc.*	16,500	372,900
Phathom Pharmaceuticals, Inc.*	19,610	217,867
Phibro Animal Health Corp., Class A	5,300	293,143
Prestige Consumer Healthcare, Inc.*	17,060	1,011,146
Rapport Therapeutics, Inc.*	9,900	309,771
Septerna, Inc.*	8,300	199,449
SIGA Technologies, Inc.	29,780	159,323
Structure Therapeutics, Inc. (ADR)*	52,508	2,530,886
Supernus Pharmaceuticals, Inc.*	17,900	925,251
Tarsus Pharmaceuticals, Inc.*	13,110	919,666
Terns Pharmaceuticals, Inc.*	117,730	6,206,726
Theravance Biopharma, Inc.*	18,300	297,009
Third Harmonic Bio, Inc.(r)*	5,570	—
Trevi Therapeutics, Inc.*	30,800	367,444
Tvardi Therapeutics, Inc.*	800	2,544
WaVe Life Sciences Ltd.*	40,150	291,087
Xeris Biopharma Holdings, Inc.*	54,450	315,810
Zevra Therapeutics, Inc.*	19,760	184,163

		38,414,030

Total Health Care		370,071,149

Industrials (23.0%)
Aerospace & Defense (4.2%)
AAR Corp.*	13,000	1,422,980
AeroVironment, Inc.*	13,115	2,400,701
AerSale Corp.*	11,880	73,894
Archer Aviation, Inc., Class A*	218,680	1,130,576
Astronics Corp.*	10,400	693,992
BWX Technologies, Inc.	65,259	13,344,813
Byrna Technologies, Inc.(x)*	6,150	56,457
Cadre Holdings, Inc.	8,150	250,042
Curtiss-Wright Corp.	19,460	13,254,595
Ducommun, Inc.*	4,930	601,460
Eve Holding, Inc.*	24,590	60,983
Firefly Aerospace, Inc.*	8,420	239,717
Intuitive Machines, Inc.*	39,850	739,616
Kratos Defense & Security Solutions, Inc.*	241,186	17,006,025
Mercury Systems, Inc.*	18,250	1,330,607
Moog, Inc., Class A	9,800	2,867,872
National Presto Industries, Inc.	1,870	256,302
Park Aerospace Corp.	3,000	82,140
Red Cat Holdings, Inc.*	35,260	461,553
Redwire Corp.*	35,000	297,500
Rocket Lab Corp.*	328,289	21,082,720
Satellogic, Inc., Class A(x)*	13,460	73,222
V2X, Inc.*	8,010	548,685
Voyager Technologies, Inc., Class A*	15,820	370,030
VSE Corp.	9,030	1,665,132

		80,311,614

Air Freight & Logistics (0.1%)
Arrive AI, Inc.*	6,860	5,467
Forward Air Corp.*	6,450	107,779
Hub Group, Inc., Class A	21,240	765,490
Radiant Logistics, Inc.*	10,450	73,673

		952,409

Building Products (1.4%)
American Woodmark Corp.*	5,100	203,133
Apogee Enterprises, Inc.	8,230	276,034
AZZ, Inc.	9,060	1,133,678
CSW Industrials, Inc.	5,410	1,409,738
Gibraltar Industries, Inc.*	10,370	413,452
Griffon Corp.	11,450	832,186
Insteel Industries, Inc.	5,580	187,544
Janus International Group, Inc.*	54,200	279,130
Masterbrand, Inc.*	49,750	413,422
Modine Manufacturing Co.*	16,980	3,679,736
Quanex Building Products Corp.	16,780	301,537
Resideo Technologies, Inc.*	42,550	1,434,360
Tecnoglass, Inc.(x)	8,580	382,239
UFP Industries, Inc.	19,854	1,828,950
Zurn Elkay Water Solutions Corp.	324,269	14,540,222

		27,315,361

Commercial Services & Supplies (0.7%)
ABM Industries, Inc.	18,480	711,850
ACCO Brands Corp.	9,150	27,450
ACV Auctions, Inc., Class A*	56,530	239,687
BrightView Holdings, Inc.*	21,830	257,376
Brink’s Co. (The)	15,326	1,588,233
Casella Waste Systems, Inc., Class A*	22,687	1,799,987
Cimpress plc*	6,700	489,100
CompX International, Inc.	490	11,446
CoreCivic, Inc.*	31,030	586,777
Deluxe Corp.	16,600	457,164
Ennis, Inc.	3,030	64,903
Enviri Corp.*	28,440	557,993
GEO Group, Inc. (The)*	44,280	744,347
Healthcare Services Group, Inc.*	21,610	400,865
HNI Corp.	22,071	736,951
Interface, Inc., Class A	18,510	461,269
Liquidity Services, Inc.*	7,790	238,140
MillerKnoll, Inc.	18,680	270,113
Mobile Infrastructure Corp., Class A*	290	650
Montrose Environmental Group, Inc.*	12,150	265,963
NL Industries, Inc.	1,470	8,570
OPENLANE, Inc.*	35,644	1,039,023
Perma-Fix Environmental Services, Inc.*	2,440	26,084
Pitney Bowes, Inc.	45,350	501,117
Quad/Graphics, Inc.	6,550	43,295
UniFirst Corp.	4,530	1,139,703
Vestis Corp.*	39,980	314,243
Virco Mfg. Corp.	3,960	24,235

		13,006,534

Construction & Engineering (4.2%)
Ameresco, Inc., Class A*	11,510	293,505
API Group Corp.*	169,630	6,873,408
Arcosa, Inc.	15,990	1,697,179
Argan, Inc.	4,720	2,570,748
Bowman Consulting Group Ltd., Class A*	1,670	47,495
Centuri Holdings, Inc.*	29,090	849,719
Comfort Systems USA, Inc.	22,439	30,943,157

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Concrete Pumping Holdings, Inc.*	9,010	$64,331
Construction Partners, Inc., Class A*	16,580	1,842,370
Dycom Industries, Inc.*	9,620	3,259,448
Fluor Corp.*	52,620	2,454,723
Granite Construction, Inc.	131,796	15,799,704
Great Lakes Dredge & Dock Corp.*	23,060	392,020
IES Holdings, Inc.*	3,050	1,453,234
Legence Corp., Class A*	12,840	724,946
Limbach Holdings, Inc.*	3,650	284,882
MYR Group, Inc.*	5,290	1,493,473
NWPX Infrastructure, Inc.*	3,280	255,381
Orion Group Holdings, Inc.*	3,260	35,534
Primoris Services Corp.	17,520	2,506,061
Southland Holdings, Inc.*	570	741
Sterling Infrastructure, Inc.*	9,860	4,015,682
Tutor Perini Corp.	15,460	1,193,357

		79,051,098

Electrical Equipment (4.2%)
Allient, Inc.	5,160	304,904
American Superconductor Corp.*	15,640	529,414
Amprius Technologies, Inc.*	33,440	563,798
Array Technologies, Inc.*	58,600	423,678
Atkore, Inc.	10,810	636,817
Bloom Energy Corp., Class A*	188,843	25,586,338
EnerSys	12,170	2,114,172
Enovix Corp.*	64,820	335,768
Eos Energy Enterprises, Inc.*	107,000	530,720
Fluence Energy, Inc., Class A*	19,200	264,192
Forgent Power Solutions, Inc., Class A*	211,970	6,204,362
Generac Holdings, Inc.*	49,374	9,644,224
Hyliion Holdings Corp.(x)*	47,210	83,090
KULR Technology Group, Inc.(x)*	14,400	34,128
LSI Industries, Inc.	8,390	156,054
NANO Nuclear Energy, Inc.(x)*	11,200	229,376
Net Power, Inc.*	23,720	37,003
Nextpower, Inc., Class A*	208,370	25,119,004
NuScale Power Corp., Class A*	46,150	500,266
Plug Power, Inc.*	437,140	987,936
Powell Industries, Inc.	3,450	1,866,726
Power Solutions International, Inc.*	2,300	140,024
Preformed Line Products Co.	900	243,675
Shoals Technologies Group, Inc., Class A*	60,200	396,116
SKYX Platforms Corp.(x)*	12,900	14,448
SunPower, Inc.*	14,100	17,907
Sunrun, Inc.*	77,510	1,051,036
T1 Energy, Inc.*	67,100	294,569
Thermon Group Holdings, Inc.*	8,820	444,528
Vicor Corp.*	7,600	1,223,600

		79,977,873

Ground Transportation (0.8%)
ArcBest Corp.	7,885	775,569
Covenant Logistics Group, Inc., Class A	5,640	153,126
FTAI Infrastructure, Inc.	36,040	178,038
Heartland Express, Inc.	13,720	142,688
Hertz Global Holdings, Inc.*	44,000	202,840
Marten Transport Ltd.	11,549	151,638
PAMT Corp.*	1,400	11,830
Proficient Auto Logistics, Inc.*	4,200	28,476
RXO, Inc.*	54,590	798,106
Saia, Inc.*	31,570	11,089,910
Universal Logistics Holdings, Inc.(x)	3,230	68,282
Werner Enterprises, Inc.	20,647	607,228

		14,207,731

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	9,680	306,275

Machinery (4.0%)
Aebi Schmidt Holding AG	6,133	59,551
Alamo Group, Inc.	3,760	620,287
Albany International Corp., Class A	11,350	592,583
Alliance Laundry Holdings, Inc.*	15,200	315,248
Astec Industries, Inc.	7,100	382,264
Atmus Filtration Technologies, Inc.	27,139	1,540,681
Blue Bird Corp.*	12,280	697,381
CECO Environmental Corp.*	11,060	658,955
Chart Industries, Inc.*	15,440	3,192,220
Columbus McKinnon Corp.	2,800	40,684
Crane Co.	63,102	10,790,442
Douglas Dynamics, Inc.	5,760	242,438
Eastern Co. (The)	440	8,906
Energy Recovery, Inc.*	3,690	37,158
Enerpac Tool Group Corp., Class A	19,740	719,918
Enpro, Inc.	7,010	1,757,056
ESCO Technologies, Inc.	8,584	2,415,280
Federal Signal Corp.	20,070	2,170,370
Franklin Electric Co., Inc.	13,580	1,251,669
Gencor Industries, Inc.*	1,420	21,300
Gorman-Rupp Co. (The)	8,100	503,253
Graham Corp.*	3,690	291,215
Greenbrier Cos., Inc. (The)	8,147	428,940
Helios Technologies, Inc.	12,000	776,520
Hillman Solutions Corp.*	68,330	568,506
Hyster-Yale, Inc.	2,150	69,897
ITT, Inc.	64,968	12,378,353
JBT Marel Corp.	17,736	2,267,902
Kadant, Inc.	3,716	1,086,373
Kennametal, Inc.	28,200	1,018,866
L B Foster Co., Class A*	1,230	34,317
Lindsay Corp.	3,510	417,936
Luxfer Holdings plc	6,930	84,407
Manitowoc Co., Inc. (The)*	3,740	43,571
Mayville Engineering Co., Inc.*	3,720	66,774
Microvast Holdings, Inc.(x)*	25,800	38,700
Miller Industries, Inc.	1,450	66,048
Mueller Water Products, Inc., Class A	57,820	1,589,472
Omega Flex, Inc.	1,810	56,182
Park-Ohio Holdings Corp.	1,650	39,666
Proto Labs, Inc.*	7,470	425,939
RBC Bearings, Inc.*	25,901	14,067,351
SPX Technologies, Inc.*	16,340	3,267,020
Standex International Corp.	3,720	948,079
Tennant Co.	6,900	458,160
Terex Corp.	38,094	2,251,355
Titan International, Inc.*	6,270	43,326
Trinity Industries, Inc.	29,140	937,725
Wabash National Corp.	1,400	12,068
Watts Water Technologies, Inc., Class A	9,312	2,703,180
Worthington Enterprises, Inc.	11,699	609,986

		75,065,478

Marine Transportation (0.1%)
Costamare Bulkers Holdings Ltd.*	2,972	45,977
Costamare, Inc.	11,860	200,434
Genco Shipping & Trading Ltd.	6,780	152,889
Himalaya Shipping Ltd.(x)	7,090	94,297
Matson, Inc.	10,280	1,685,303
Pangaea Logistics Solutions Ltd.	17,380	123,051
Safe Bulkers, Inc.	32,110	203,256

		2,505,207

Passenger Airlines (0.2%)
Allegiant Travel Co.*	4,530	367,111
JetBlue Airways Corp.*	113,480	501,582

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Joby Aviation, Inc.*	193,370	$1,597,236
SkyWest, Inc.*	14,270	1,310,414
Sun Country Airlines Holdings, Inc.*	14,550	240,366

		4,016,709

Professional Services (1.9%)
Asure Software, Inc.*	6,900	59,340
Barrett Business Services, Inc.	9,840	287,131
BlackSky Technology, Inc., Class A(x)*	10,700	269,212
CBIZ, Inc.*	18,366	493,127
Conduent, Inc.*	70,940	90,803
CRA International, Inc.	1,700	275,196
CSG Systems International, Inc.	9,352	747,599
Exponent, Inc.	15,970	1,042,042
First Advantage Corp.*	28,800	338,688
Forrester Research, Inc.*	6,820	38,601
Franklin Covey Co.*	4,730	74,687
FTI Consulting, Inc.*	73,366	12,968,908
HireQuest, Inc.	670	6,687
Huron Consulting Group, Inc.*	5,989	763,538
IBEX Holdings Ltd.*	2,700	72,414
ICF International, Inc.	6,780	442,666
Innodata, Inc.*	9,990	385,814
Insperity, Inc.	13,130	355,035
Kelly Services, Inc., Class A	5,900	52,215
Kforce, Inc.	1,190	34,796
Korn Ferry	18,450	1,161,427
Legalzoom.com, Inc.*	48,720	276,242
Maximus, Inc.	17,683	1,133,480
Mistras Group, Inc.*	6,250	92,375
Planet Labs PBC*	421,168	11,771,646
RCM Technologies, Inc.*	400	7,656
Resolute Holdings Management, Inc.*	1,074	174,310
Resources Connection, Inc.	13,210	49,273
Skillsoft Corp.(x)*	600	2,574
Spire Global, Inc.*	2,920	36,734
TIC Solutions, Inc.(x)*	60,746	399,709
TriNet Group, Inc.	10,630	387,251
TrueBlue, Inc.*	16,270	63,616
TTEC Holdings, Inc.*	22,010	55,025
Upwork, Inc.*	46,700	511,832
Verra Mobility Corp., Class A*	56,210	803,241
Willdan Group, Inc.*	4,570	349,879

		36,074,769

Trading Companies & Distributors (1.2%)
Alta Equipment Group, Inc.	12,860	69,058
Applied Industrial Technologies, Inc.	46,108	12,233,375
BlueLinx Holdings, Inc.*	2,730	147,911
Boise Cascade Co.	12,950	982,258
Custom Truck One Source, Inc.*	16,870	110,836
Distribution Solutions Group, Inc.*	3,876	101,706
DNOW, Inc.*	61,356	730,750
DXP Enterprises, Inc.*	4,490	627,388
EVI Industries, Inc.	970	19,963
GATX Corp.	11,410	1,948,143
Global Industrial Co.	3,610	113,787
Herc Holdings, Inc.	9,680	963,644
Hudson Technologies, Inc.*	21,490	126,361
Karat Packaging, Inc.	3,240	90,461
McGrath RentCorp	8,090	892,165
NPK International, Inc.*	27,260	394,997
Rush Enterprises, Inc., Class A	20,555	1,358,891
Rush Enterprises, Inc., Class B	1,990	128,057
Titan Machinery, Inc.*	7,660	128,075
Transcat, Inc.*	3,050	224,023
Willis Lease Finance Corp.	640	108,966
Xometry, Inc., Class A*	15,430	630,161

		22,130,976

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.*	7,070	68,084

Total Industrials		434,990,118

Information Technology (17.9%)
Communications Equipment (0.6%)
ADTRAN Holdings, Inc.*	19,580	246,316
Applied Optoelectronics, Inc.*	21,810	1,844,908
Aviat Networks, Inc.*	5,970	134,982
BK Technologies Corp.*	1,160	86,571
Calix, Inc.*	20,020	980,780
Clearfield, Inc.*	5,400	142,938
Digi International, Inc.*	12,400	597,680
Extreme Networks, Inc.*	44,060	664,425
Harmonic, Inc.*	34,400	308,912
Inseego Corp.(x)*	4,310	47,927
NETGEAR, Inc.*	4,830	105,487
NetScout Systems, Inc.*	17,870	568,087
Ribbon Communications, Inc.*	37,120	78,694
Viasat, Inc.*	42,840	1,962,072
Viavi Solutions, Inc.*	76,270	2,538,266
Vistance Networks, Inc.*	73,280	1,333,696

		11,641,741

Electronic Equipment, Instruments & Components (4.0%)
908 Devices, Inc.*	1,600	9,792
Advanced Energy Industries, Inc.	12,620	4,072,600
Aeva Technologies, Inc.*	13,200	173,712
Arlo Technologies, Inc.*	33,330	474,286
Badger Meter, Inc.	10,790	1,643,856
Bel Fuse, Inc., Class B	3,900	772,122
Belden, Inc.	13,938	1,600,501
Benchmark Electronics, Inc.	13,189	739,375
Climb Global Solutions, Inc.	2,080	41,226
Coherent Corp.*	41,416	9,865,705
CTS Corp.	8,062	385,041
Daktronics, Inc.*	10,320	201,756
ePlus, Inc.	9,900	744,975
Evolv Technologies Holdings, Inc.*	47,470	287,193
Fabrinet*	51,248	26,726,857
Insight Enterprises, Inc.*	10,095	676,466
Itron, Inc.*	16,370	1,467,243
Kimball Electronics, Inc.*	7,460	176,727
Knowles Corp.*	25,200	647,136
Littelfuse, Inc.	25,067	8,506,486
Mirion Technologies, Inc., Class A*	82,840	1,539,996
M-Tron Industries, Inc.*	400	26,740
Napco Security Technologies, Inc.	12,370	487,254
nLight, Inc.*	17,200	980,744
Novanta, Inc.*	11,580	1,367,714
OSI Systems, Inc.*	5,300	1,407,203
Ouster, Inc.*	20,050	368,319
PC Connection, Inc.	4,260	249,040
Plexus Corp.*	8,695	1,761,085
Powerfleet, Inc.*	9,710	29,907
Richardson Electronics Ltd.	1,190	13,031
Rogers Corp.*	5,300	568,849
Sanmina Corp.*	18,380	2,382,783
ScanSource, Inc.*	9,400	341,220
TTM Technologies, Inc.*	33,480	3,261,622
Vishay Intertechnology, Inc.	43,070	775,260

		74,773,822

IT Services (1.9%)
Applied Digital Corp.(x)*	76,690	1,820,621
ASGN, Inc.*	8,503	329,151
Backblaze, Inc., Class A*	14,490	49,990
BigBear.ai Holdings, Inc.*	150,300	529,056

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Commerce.com, Inc.*	49,000	$130,830
Crexendo, Inc.*	3,100	19,127
CSP, Inc.	700	6,055
DigitalOcean Holdings, Inc.*	233,651	20,042,583
Fastly, Inc., Class A*	46,900	1,362,914
Grid Dynamics Holdings, Inc.*	23,070	131,499
Hackett Group, Inc. (The)(x)	11,640	151,436
Information Services Group, Inc.	10,900	41,856
MongoDB, Inc.*	42,673	10,445,070
TSS, Inc.*	11,100	144,411
Tucows, Inc., Class A*	3,460	59,374
Unisys Corp.*	48,780	100,975
VTEX, Class A*	20,500	82,000

		35,446,948

Semiconductors & Semiconductor Equipment (7.2%)
ACM Research, Inc., Class A*	17,240	678,394
Aehr Test Systems(x)*	10,160	376,733
Aeluma, Inc.(x)*	6,800	89,012
Alpha & Omega Semiconductor Ltd.*	2,800	62,048
Ambarella, Inc.*	13,900	715,502
Ambiq Micro, Inc.*	3,800	96,558
Atomera, Inc.(x)*	17,100	65,151
Axcelis Technologies, Inc.*	10,400	968,032
CEVA, Inc.*	4,000	74,720
Cohu, Inc.*	17,387	532,390
Credo Technology Group Holding Ltd.*	198,379	18,621,837
Diodes, Inc.*	14,300	976,118
FormFactor, Inc.*	137,091	13,296,456
Ichor Holdings Ltd.*	11,740	547,201
Impinj, Inc.*	9,500	975,650
indie Semiconductor, Inc., Class A*	51,720	166,538
Kopin Corp.(x)*	17,500	39,375
Kulicke & Soffa Industries, Inc.	15,980	1,050,206
Lattice Semiconductor Corp.*	194,805	18,070,112
MACOM Technology Solutions Holdings, Inc.*	61,042	13,555,597
MaxLinear, Inc., Class A*	27,656	480,938
MKS, Inc.	48,760	11,205,536
Navitas Semiconductor Corp., Class A(x)*	67,130	588,730
Nova Ltd.(x)*	28,515	12,383,494
NVE Corp.	400	26,200
PDF Solutions, Inc.*	11,600	379,436
Penguin Solutions, Inc.*	18,530	326,128
Photronics, Inc.*	17,340	700,709
Power Integrations, Inc.	21,160	1,083,392
Rambus, Inc.*	37,068	3,188,960
Rigetti Computing, Inc.*	114,543	1,608,184
Semtech Corp.*	203,098	15,616,205
Silicon Laboratories, Inc.*	10,754	2,238,445
SiTime Corp.*	7,620	2,631,567
SkyWater Technology, Inc.*	9,300	254,913
Synaptics, Inc.*	13,402	938,676
Teradyne, Inc.	36,514	10,824,940
Ultra Clean Holdings, Inc.*	14,700	914,046
Veeco Instruments, Inc.*	21,239	719,153

		137,067,282

Software (3.9%)
8x8, Inc.*	61,570	102,206
A10 Networks, Inc.	23,000	531,760
ACI Worldwide, Inc.*	36,731	1,506,338
Adeia, Inc.	39,331	945,124
Agilysys, Inc.*	9,430	670,850
Airship AI Holdings, Inc.(x)*	26,250	59,325
Alarm.com Holdings, Inc.*	16,419	709,137
Alkami Technology, Inc.(x)*	24,860	389,556
Amplitude, Inc., Class A*	27,670	188,709
Appian Corp., Class A*	13,900	335,129
Arteris, Inc.*	2,700	44,388
Asana, Inc., Class A*	29,600	189,440
AudioEye, Inc.*	4,610	29,366
AvePoint, Inc.*	48,410	460,379
Bitdeer Technologies Group, Class A(x)*	32,700	282,855
Blackbaud, Inc.*	13,910	537,065
BlackLine, Inc.*	17,100	632,700
Blend Labs, Inc., Class A*	88,200	149,940
Box, Inc., Class A*	48,910	1,156,232
Braze, Inc., Class A*	28,549	674,042
C3.ai, Inc., Class A*	40,400	340,168
Cerence, Inc.*	4,160	26,250
Chaince Digital Holdings, Inc.(x)*	11,400	45,372
Cipher Digital, Inc.*	112,470	1,447,489
Cleanspark, Inc.(x)*	79,060	672,801
Clear Secure, Inc., Class A	29,470	1,426,643
Clearwater Analytics Holdings, Inc., Class A*	96,683	2,286,553
Commvault Systems, Inc.*	13,700	1,067,093
Consensus Cloud Solutions, Inc.*	2,570	61,012
Core Scientific, Inc.*	100,530	1,503,929
CS Disco, Inc.*	19,090	72,924
Daily Journal Corp.(x)*	400	192,936
Digimarc Corp.(x)*	9,350	45,909
Digital Turbine, Inc.*	33,800	97,344
Domo, Inc., Class B*	1,030	3,152
D-Wave Quantum, Inc.*	116,004	1,673,938
eGain Corp.*	4,310	34,006
EverCommerce, Inc.*	12,500	142,875
Expensify, Inc., Class A*	5,100	4,436
Five9, Inc.*	27,800	421,726
Freshworks, Inc., Class A*	70,780	568,363
Hut 8 Corp.*	33,740	1,582,743
I3 Verticals, Inc., Class A*	5,600	125,216
Intapp, Inc.*	19,475	500,313
InterDigital, Inc.	8,540	2,579,080
Kaltura, Inc.*	13,450	16,409
Klaviyo, Inc., Class A*	306,290	5,960,403
Life360, Inc.*	5,800	236,756
LiveRamp Holdings, Inc.*	24,757	656,556
MARA Holdings, Inc.(x)*	125,256	1,022,089
Mitek Systems, Inc.*	15,000	202,500
N-able, Inc.*	16,200	75,654
NCR Voyix Corp.*	48,180	304,979
NextNav, Inc.(x)*	28,660	459,133
ON24, Inc.*	18,710	151,551
OneSpan, Inc.	9,480	99,824
Ooma, Inc.*	5,810	84,536
Pagaya Technologies Ltd., Class A*	17,000	198,050
PagerDuty, Inc.*	32,300	200,583
Porch Group, Inc.*	28,310	202,983
Procore Technologies, Inc.*	237,447	13,534,479
Progress Software Corp.*	15,950	409,117
Q2 Holdings, Inc.*	22,630	1,070,399
Qualys, Inc.*	12,360	1,085,826
Rapid7, Inc.*	23,800	131,138
Red Violet, Inc.*	2,810	97,226
ReposiTrak, Inc.(x)	2,470	18,772
Rimini Street, Inc.*	26,990	88,527
Riot Platforms, Inc.*	120,390	1,488,020
Runway AI, Inc.(r)*	146,096	1,522,503
Samsara, Inc., Class A*	341,916	10,835,318
Silvaco Group, Inc.*	1,900	13,452
SoundHound AI, Inc., Class A(x)*	133,420	916,595
SoundThinking, Inc.*	2,980	19,728
Sprinklr, Inc., Class A*	47,520	285,120

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Sprout Social, Inc., Class A*	18,200	$103,740
SPS Commerce, Inc.*	13,680	761,566
Telos Corp.*	14,210	59,540
Tenable Holdings, Inc.*	41,850	707,893
Terawulf, Inc.*	101,700	1,467,531
Varonis Systems, Inc.*	38,420	824,877
Vertex, Inc., Class A*	23,730	282,150
Viant Technology, Inc., Class A*	9,970	111,664
Weave Communications, Inc.*	14,380	66,436
WM Technology, Inc.*	22,350	14,715
Workiva, Inc., Class A*	17,530	1,045,314
Xperi, Inc.*	14,012	78,467
Yext, Inc.*	1,900	7,296
Zeta Global Holdings Corp., Class A*	67,090	1,068,073

		74,504,300

Technology Hardware, Storage & Peripherals (0.3%)
Corsair Gaming, Inc.*	15,810	87,745
CPI Card Group, Inc.*	940	13,639
Diebold Nixdorf, Inc.*	8,300	626,152
Eastman Kodak Co.*	21,850	197,743
GPGI, Inc., Class A	58,730	1,004,283
Immersion Corp.(x)	21,780	118,919
IonQ, Inc.*	112,189	3,234,409
Quantum Computing, Inc.*	69,860	478,541
Turtle Beach Corp.*	10,820	109,715
Xerox Holdings Corp.(x)	83,320	107,483

		5,978,629

Total Information Technology		339,412,722

Materials (3.9%)
Chemicals (1.4%)
AdvanSix, Inc.	6,100	148,840
Albemarle Corp.	61,127	10,974,130
American Vanguard Corp.*	9,870	24,576
Arq, Inc.*	4,170	10,675
Ascent Industries Co.*	900	11,979
ASP Isotopes, Inc.(x)*	31,850	140,777
Aspen Aerogels, Inc.*	20,630	70,555
Avient Corp.	31,984	1,161,019
Balchem Corp.	10,803	1,830,892
Cabot Corp.	17,570	1,323,197
Chemours Co. (The)	44,660	983,860
Core Molding Technologies, Inc.*	1,270	28,448
Ecovyst, Inc.*	44,450	571,627
Flotek Industries, Inc.(x)*	5,920	100,462
Hawkins, Inc.	6,550	1,006,080
HB Fuller Co.	19,450	1,199,676
Ingevity Corp.*	13,071	931,047
Innospec, Inc.	8,202	598,910
Intrepid Potash, Inc.*	3,670	156,966
Koppers Holdings, Inc.	4,270	165,164
Kronos Worldwide, Inc.	14,070	92,440
LSB Industries, Inc.*	14,000	208,600
Mativ Holdings, Inc.	18,438	160,411
Minerals Technologies, Inc.	9,180	651,046
Orion SA	20,100	130,650
Perimeter Solutions, Inc.*	49,910	1,218,802
PureCycle Technologies, Inc.(x)*	42,310	219,589
Quaker Chemical Corp.	4,090	508,101
Rayonier Advanced Materials, Inc.*	17,610	194,943
Sensient Technologies Corp.	14,910	1,288,820
Solesence, Inc.*	2,120	2,011
Stepan Co.	8,200	409,836
Trinseo plc(x)	2,920	307
Tronox Holdings plc	33,520	327,490
Valhi, Inc.	2,300	32,890

		26,884,816

Construction Materials (0.1%)
Knife River Corp.*	18,180	1,484,397
Smith-Midland Corp.*	980	31,879
Titan America SA	10,800	161,784
United States Lime & Minerals, Inc.	3,750	489,788

		2,167,848

Containers & Packaging (0.1%)
Ardagh Metal Packaging SA	48,350	195,817
Greif, Inc., Class A	5,470	366,873
Greif, Inc., Class B	1,920	168,077
Myers Industries, Inc.	14,760	312,617
O-I Glass, Inc.*	50,700	532,857
Ranpak Holdings Corp., Class A*	30,530	108,992
TriMas Corp.	10,730	385,636

		2,070,869

Metals & Mining (2.2%)
Alcoa Corp.	135,699	9,000,915
Alpha Metallurgical Resources, Inc.*	4,250	872,397
Caledonia Mining Corp. plc(x)	5,820	131,474
Century Aluminum Co.*	17,120	1,004,773
Coeur Mining, Inc.*	336,976	6,325,040
Commercial Metals Co.	38,585	2,370,277
Compass Minerals International, Inc.*	15,167	354,149
Constellium SE*	41,000	1,007,780
Contango Silver & Gold, Inc.*	3,960	74,250
Critical Metals Corp.(x)*	15,605	123,904
Dakota Gold Corp.*	23,780	120,089
Ferroglobe plc	22,300	91,876
Friedman Industries, Inc.	600	10,632
Hecla Mining Co.	219,421	4,087,813
Idaho Strategic Resources, Inc.*	3,000	96,360
Ivanhoe Electric, Inc.*	36,970	436,985
Kaiser Aluminum Corp.	5,690	685,702
Lifezone Metals Ltd.*	2,140	7,190
Materion Corp.	6,400	925,760
Metallus, Inc.*	11,900	194,446
MP Materials Corp.*	110,851	5,349,669
Novagold Resources, Inc.*	84,100	755,218
Perpetua Resources Corp.*	26,970	758,396
Ramaco Resources, Inc., Class A*	13,700	211,802
Ryerson Holding Corp.	14,830	333,378
SSR Mining, Inc.*	69,330	2,038,302
SunCoke Energy, Inc.	32,100	208,971
Tredegar Corp.*	5,410	43,010
United States Antimony Corp.*	37,900	330,867
US Gold Corp.(x)*	6,500	98,735
US Goldmining, Inc.*	300	3,489
USA Rare Earth, Inc.*	60,800	920,208
Vox Royalty Corp.	9,800	51,352
Warrior Met Coal, Inc.	18,800	1,751,220
Worthington Steel, Inc.	11,699	355,065

		41,131,494

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	6,040	86,855
Magnera Corp.*	14,600	138,846
Sylvamo Corp.	6,800	287,232

		512,933

Total Materials		72,767,960

Real Estate (2.7%)
Diversified REITs (0.3%)
AH Realty Trust, Inc. (REIT)	14,400	79,200
Alpine Income Property Trust, Inc. (REIT)	5,030	90,540
American Assets Trust, Inc. (REIT)	19,996	368,126
Broadstone Net Lease, Inc. (REIT)	62,000	1,132,740
CTO Realty Growth, Inc. (REIT)	13,080	241,849

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Essential Properties Realty Trust, Inc. (REIT)	65,650	$1,993,134
Gladstone Commercial Corp. (REIT)	20,570	235,115
Global Net Lease, Inc. (REIT)	65,432	612,444
Modiv Industrial, Inc. (REIT), Class C	900	12,888
NexPoint Diversified Real Estate Trust (REIT)	14,167	66,160

		4,832,196

Health Care REITs (0.5%)
American Healthcare REIT, Inc. (REIT)	58,626	2,764,802
CareTrust REIT, Inc. (REIT)	72,800	2,668,120
Chiron Real Estate, Inc. (REIT)	5,140	170,031
Community Healthcare Trust, Inc. (REIT)	9,750	154,928
Diversified Healthcare Trust (REIT)	73,750	489,700
LTC Properties, Inc. (REIT)	14,809	550,302
National Health Investors, Inc. (REIT)	15,550	1,257,373
Sabra Health Care REIT, Inc. (REIT)	84,943	1,633,454
Sila Realty Trust, Inc. (REIT)	20,300	480,704
Strawberry Fields REIT, Inc. (REIT)	1,550	18,445
Universal Health Realty Income Trust (REIT)	4,530	183,329

		10,371,188

Hotel & Resort REITs (0.3%)
Apple Hospitality REIT, Inc. (REIT)	77,200	888,572
Braemar Hotels & Resorts, Inc. (REIT)	9,340	22,042
Chatham Lodging Trust (REIT)	21,040	165,585
DiamondRock Hospitality Co. (REIT)	54,278	508,585
Pebblebrook Hotel Trust (REIT)(x)	37,408	472,463
RLJ Lodging Trust (REIT)	33,387	247,732
Ryman Hospitality Properties, Inc. (REIT)	21,596	1,992,663
Service Properties Trust (REIT)	77,130	104,511
Summit Hotel Properties, Inc. (REIT)	22,100	97,682
Sunstone Hotel Investors, Inc. (REIT)	61,114	550,637
Xenia Hotels & Resorts, Inc. (REIT)	28,501	422,670

		5,473,142

Industrial REITs (0.2%)
Industrial Logistics Properties Trust (REIT)	14,380	81,678
Innovative Industrial Properties, Inc. (REIT)	10,310	517,150
LXP Industrial Trust (REIT)	19,209	888,608
One Liberty Properties, Inc. (REIT)	2,200	47,212
Terreno Realty Corp. (REIT)	32,970	2,025,018

		3,559,666

Office REITs (0.2%)
Brandywine Realty Trust (REIT)	42,100	114,091
COPT Defense Properties (REIT)	39,120	1,197,072
Douglas Emmett, Inc. (REIT)	54,200	510,564
Easterly Government Properties, Inc. (REIT), Class A	14,640	313,735
Empire State Realty Trust, Inc. (REIT), Class A	48,200	250,640
Franklin Street Properties Corp. (REIT)	29,150	19,370
Hudson Pacific Properties, Inc. (REIT)*	16,385	96,835
JBG SMITH Properties (REIT)	22,380	326,972
NET Lease Office Properties (REIT)	4,500	51,840
Peakstone Realty Trust (REIT)	8,610	179,863
Piedmont Realty Trust, Inc. (REIT)*	42,500	279,225
Postal Realty Trust, Inc. (REIT), Class A	7,160	132,890
SL Green Realty Corp. (REIT)	24,760	914,634

		4,387,731

Real Estate Management & Development (0.3%)
American Realty Investors, Inc.*	200	3,090
Compass, Inc., Class A*	219,556	1,604,954
Cushman & Wakefield Ltd.*	74,680	915,577
Douglas Elliman, Inc.*	16,200	26,568
eXp World Holdings, Inc.	30,940	185,331
Forestar Group, Inc.*	7,480	182,811
FRP Holdings, Inc.*	4,180	91,458
Kennedy-Wilson Holdings, Inc.	39,926	431,999
Logistic Properties of The Americas(x)*	300	990
Marcus & Millichap, Inc.	10,000	265,900
Maui Land & Pineapple Co., Inc.*	1,220	18,776
Newmark Group, Inc., Class A	51,130	766,439
RE/MAX Holdings, Inc., Class A*	15,030	86,573
Real Brokerage, Inc. (The)*	51,750	129,375
RMR Group, Inc. (The), Class A	10,730	165,993
Seaport Entertainment Group, Inc.*	2,600	55,848
St Joe Co. (The)	10,030	629,884
Stratus Properties, Inc.*	540	16,481
Tejon Ranch Co.*	8,340	157,126
Transcontinental Realty Investors, Inc.*	150	5,232

		5,740,405

Residential REITs (0.1%)
BRT Apartments Corp. (REIT)	1,780	23,745
Centerspace (REIT)	5,632	323,559
Clipper Realty, Inc. (REIT)	4,700	14,194
Independence Realty Trust, Inc. (REIT)	79,388	1,182,087
NexPoint Residential Trust, Inc. (REIT)	8,700	217,500
UMH Properties, Inc. (REIT)	28,440	410,389
Veris Residential, Inc. (REIT)	25,970	490,054

		2,661,528

Retail REITs (0.6%)
Acadia Realty Trust (REIT)	43,586	833,364
Alexander’s, Inc. (REIT)	210	49,602
CBL & Associates Properties, Inc. (REIT)	9,700	372,771
Curbline Properties Corp. (REIT)	29,550	762,095
FrontView REIT, Inc. (REIT)	4,200	64,974
Getty Realty Corp. (REIT)	16,254	516,877
InvenTrust Properties Corp. (REIT)	22,040	671,339
Kite Realty Group Trust (REIT)	77,840	1,910,972
Macerich Co. (The) (REIT)	89,600	1,693,440
NETSTREIT Corp. (REIT)(x)	29,380	553,225
Phillips Edison & Co., Inc. (REIT)	40,808	1,527,035
Saul Centers, Inc. (REIT)	2,040	66,463
SITE Centers Corp. (REIT)	2,775	14,985
Tanger, Inc. (REIT)	37,570	1,276,629
Urban Edge Properties (REIT)	43,800	875,124
Whitestone REIT (REIT)	18,120	292,638

		11,481,533

Specialized REITs (0.2%)
Farmland Partners, Inc. (REIT)(x)	23,340	262,108
Four Corners Property Trust, Inc. (REIT)	34,930	826,094
Gladstone Land Corp. (REIT)	13,790	140,658
Outfront Media, Inc. (REIT)	48,520	1,285,780
Safehold, Inc. (REIT)	18,269	247,180

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Smartstop Self Storage REIT, Inc. (REIT)	18,400	$557,152

		3,318,972

Total Real Estate		51,826,361

Utilities (1.6%)
Electric Utilities (0.5%)
Genie Energy Ltd., Class B	5,680	80,315
Hawaiian Electric Industries, Inc.*	48,050	713,062
MGE Energy, Inc.	12,210	943,711
Oklo, Inc., Class A*	40,300	1,998,477
Otter Tail Corp.	12,880	1,130,477
Portland General Electric Co.	38,000	2,005,260
TXNM Energy, Inc.	35,000	2,046,100

		8,917,402

Gas Utilities (0.6%)
Brookfield Infrastructure Corp., Class A	37,629	1,487,098
Chesapeake Utilities Corp.	7,740	978,104
New Jersey Resources Corp.	33,910	1,862,337
Northwest Natural Holding Co.	13,800	734,436
ONE Gas, Inc.	20,680	1,781,168
RGC Resources, Inc.	1,430	31,532
Southwest Gas Holdings, Inc.	22,450	1,950,905
Spire, Inc.	18,570	1,681,328

		10,506,908

Independent Power and Renewable Electricity Producers (0.1%)
Hallador Energy Co.*	11,570	188,360
Montauk Renewables, Inc.*	37,360	42,964
Ormat Technologies, Inc.	20,120	2,251,830

		2,483,154

Multi-Utilities (0.2%)
Avista Corp.	27,470	1,102,646
Black Hills Corp.	25,300	1,756,073
Northwestern Energy Group, Inc.	19,101	1,259,520
Unitil Corp.	5,800	302,992

		4,421,231

Water Utilities (0.2%)
American States Water Co.	10,600	801,572
Cadiz, Inc.*	29,160	143,176
California Water Service Group	20,430	926,296
Consolidated Water Co. Ltd.	8,020	265,622
Global Water Resources, Inc.	4,520	34,307
H2O America(x)	11,300	662,971
Middlesex Water Co.	6,000	312,300
Pure Cycle Corp.*	5,650	56,839
York Water Co. (The)	5,060	154,077

		3,357,160

Total Utilities		29,685,855

Total Common Stocks (99.3%) (Cost $1,379,185,509)		1,880,149,996

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)†
Food Products (0.0%)†
TreeHouse Foods, Inc., CVR*	15,950	27,912

Total Consumer Staples		27,912

Health Care (0.0%)†
Biotechnology (0.0%)†
89bio, Inc., CVR *	40,150	12,045
Aduro Biotech, Inc., CVR (r)*	1,252	—
Akero Therapeutics, Inc., CVR *	24,840	12,420
Cartesian Therapeutics, Inc. (x)*	5,920	799
Chinook Therapeutics, Inc., CVR *	19,340	3,869
Metsera, Inc., CVR (x)*	18,043	81,194
Sanofi Aatd, Inc., CVR(r)*	10,800	5,244

		115,571

Health Care Equipment & Supplies (0.0%)†
Paragon 28, Inc., CVR(r)*	18,460	1,246

Life Sciences Tools & Services (0.0%)
OmniAb, Inc., expiring 11/1/27(r)(x)*	4,966	—

Pharmaceuticals (0.0%)†
Rain Oncology, Inc., CVR(r)(x)*	21,290	798

Total Health Care		117,615

Information Technology (0.0%)†
Electronic Equipment, Instruments & Components (0.0%)†
M-Tron Industries, Inc., expiring 4/15/26*	400	840

Total Information Technology		840

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	26,500	39,750

Total Materials		39,750

Total Rights (0.0%)† (Cost $148,054)		186,117

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.3%)
Allspring Government Money Market Fund, Select Shares 3.60% (7 day yield) (xx)	12,000,000	12,000,000
BlackRock Liquidity FedFund, Institutional Shares 3.55% (7 day yield) (xx)	5,000,000	5,000,000
Goldman Sachs Financial Square Funds - Government Fund 3.56% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	2,983,986	2,983,986
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.58% (7 day yield) (xx)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 3.60% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		24,983,986

Total Short-Term Investments (1.3%) (Cost $24,983,986)		24,983,986

Total Investments in Securities (100.6%) (Cost $1,404,317,549)		1,905,320,099
Other Assets Less Liabilities (-0.6%)		(10,718,923)

Net Assets (100%)		$1,894,601,176

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the market value or fair value, as applicable, of these securities amounted to $349,654 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $30,413,903. This was collateralized by $4,969,552 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.375%, maturing 4/15/26 – 11/15/55 and by cash of $24,983,986 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	44	6/2026	USD	5,526,840	60,071

					60,071

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$52,740,336	$—	$—		$52,740,336
Consumer Discretionary	173,242,572	—	—		173,242,572
Consumer Staples	36,721,946	—	—		36,721,946
Energy	93,268,481	—	—		93,268,481
Financials	225,422,496	—	—	(a)	225,422,496
Health Care	370,071,149	—	—	(a)	370,071,149
Industrials	434,990,118	—	—		434,990,118
Information Technology	337,890,219	—	1,522,503		339,412,722
Materials	72,767,960	—	—		72,767,960
Real Estate	51,826,361	—	—		51,826,361
Utilities	29,685,855	—	—		29,685,855
Futures	60,071	—	—		60,071
Rights
Consumer Staples	—	27,912	—		27,912
Health Care	—	110,327	7,288		117,615
Information Technology	840	—	—		840
Materials	—	39,750	—		39,750
Short-Term Investments
Investment Companies	24,983,986	—	—		24,983,986

Total Assets	$1,903,672,390	$177,989	$1,529,791		$1,905,380,170

Total Liabilities	$—	$—	$—		$—

Total	$1,903,672,390	$177,989	$1,529,791		$1,905,380,170

(a)	Value is zero.

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$666,176,137
Aggregate gross unrealized depreciation	(178,143,220)

Net unrealized appreciation	$488,032,917

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,417,347,253

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.3%)
Interactive Media & Services (3.3%)
Alphabet, Inc., Class A	1,294	$372,103

Total Communication Services		372,103

Consumer Staples (1.9%)
Household Products (1.9%)
Colgate-Palmolive Co.	2,483	211,626

Total Consumer Staples		211,626

Energy (1.8%)
Oil, Gas & Consumable Fuels (1.8%)
Cameco Corp.	1,843	200,168

Total Energy		200,168

Financials (13.0%)
Banks (2.0%)
Fifth Third Bancorp	4,768	221,521

Capital Markets (5.6%)
CME Group, Inc.	546	161,261
Intercontinental Exchange, Inc.	2,019	317,549
LPL Financial Holdings, Inc.	528	158,838

		637,648

Financial Services (3.1%)
Visa, Inc., Class A	1,143	345,460

Insurance (2.3%)
Aflac, Inc.	2,356	258,477

Total Financials		1,463,106

Health Care (19.1%)
Health Care Equipment & Supplies (7.4%)
GE HealthCare Technologies, Inc.	2,960	210,693
Medtronic plc	3,270	283,345
STERIS plc	512	113,219
Stryker Corp.	703	230,999

		838,256

Health Care Providers & Services (3.4%)
McKesson Corp.	440	380,758

Pharmaceuticals (8.3%)
Johnson & Johnson	2,032	496,702
Merck & Co., Inc.	3,670	441,464

		938,166

Total Health Care		2,157,180

Industrials (14.2%)
Commercial Services & Supplies (4.8%)
Tetra Tech, Inc.	5,705	171,834
Veralto Corp.	1,990	175,956
Waste Management, Inc.	820	188,428

		536,218

Electrical Equipment (6.8%)
Emerson Electric Co.	1,894	248,152
Nextpower, Inc., Class A*	1,099	132,485
Rockwell Automation, Inc.	1,089	390,820

		771,457

Machinery (2.6%)
Cummins, Inc.	543	292,145

Total Industrials		1,599,820

Information Technology (35.2%)
Electronic Equipment, Instruments & Components (5.6%)
Flex Ltd.*	3,807	249,206
TE Connectivity plc	1,844	385,433

		634,639

Semiconductors & Semiconductor Equipment (15.8%)
Broadcom, Inc.	962	297,749
Monolithic Power Systems, Inc.	106	115,895
NVIDIA Corp.	3,562	621,213
NXP Semiconductors NV	1,213	238,791
Qnity Electronics, Inc.	1,579	182,185
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	950	321,053

		1,776,886

Software (7.6%)
Cadence Design Systems, Inc.*	856	237,857
Crowdstrike Holdings, Inc., Class A*	355	138,595
Microsoft Corp.	1,299	480,851

		857,303

Technology Hardware, Storage & Peripherals (6.2%)
Apple, Inc.	2,723	691,070

Total Information Technology		3,959,898

Real Estate (2.5%)
Health Care REITs (2.5%)
Welltower, Inc. (REIT)	1,450	286,679

Total Real Estate		286,679

Utilities (3.6%)
Electric Utilities (3.6%)
NextEra Energy, Inc.	4,333	402,449

Total Utilities		402,449

Total Common Stocks (94.6%) (Cost $9,073,273)		10,653,029

SHORT-TERM INVESTMENTS:
Investment Companies (2.9%)
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	326,399	326,432

Total Short-Term Investments (2.9%) (Cost $326,531)		326,432

Total Investments in Securities (97.5%) (Cost $9,399,804)		10,979,461
Other Assets Less Liabilities (2.5%)		279,407

Net Assets (100%)		$11,258,868

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$372,103	$—	$—	$372,103
Consumer Staples	211,626	—	—	211,626
Energy	200,168	—	—	200,168
Financials	1,463,106	—	—	1,463,106
Health Care	2,157,180	—	—	2,157,180
Industrials	1,599,820	—	—	1,599,820
Information Technology	3,959,898	—	—	3,959,898
Real Estate	286,679	—	—	286,679
Utilities	402,449	—	—	402,449
Short-Term Investments
Investment Companies	326,432	—	—	326,432

Total Assets	$10,979,461	$—	$—	$10,979,461

Total Liabilities	$—	$—	$—	$—

Total	$10,979,461	$—	$—	$10,979,461

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,014,927
Aggregate gross unrealized depreciation	(440,856)

Net unrealized appreciation	$1,574,071

Federal income tax cost of investments in securities and derivative instruments, if applicable	$9,405,390

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (0.5%)
Media (0.5%)
Publicis Groupe SA	34,565	$2,858,558

Total Communication Services		2,858,558

Consumer Discretionary (3.3%)
Automobile Components (1.5%)
BorgWarner, Inc.	62,244	3,377,360
Cie Generale des Etablissements Michelin SCA	84,779	2,886,922
Gentex Corp.	151,106	3,301,666

		9,565,948

Hotels, Restaurants & Leisure (0.4%)
Sodexo SA(x)	51,958	2,667,232

Household Durables (1.4%)
Mohawk Industries, Inc.*	29,693	2,923,573
PulteGroup, Inc.	46,610	5,481,802

		8,405,375

Total Consumer Discretionary		20,638,555

Consumer Staples (7.1%)
Beverages (1.1%)
Heineken NV	53,786	4,139,012
Pernod Ricard SA	38,439	2,869,050

		7,008,062

Consumer Staples Distribution & Retail (1.9%)
Koninklijke Ahold Delhaize NV	141,307	6,596,748
Sysco Corp.	43,059	3,071,399
Target Corp.	18,550	2,248,260

		11,916,407

Food Products (0.8%)
Magnum Ice Cream Co. NV (The)(x)*	89,809	1,325,530
Mondelez International, Inc., Class A	64,124	3,696,107

		5,021,637

Household Products (2.1%)
Clorox Co. (The)	19,432	2,013,738
Colgate-Palmolive Co.	7,217	615,105
Henkel AG & Co. KGaA (Preference)(q)	34,495	2,650,342
Kimberly-Clark Corp.	77,052	7,433,206

		12,712,391

Personal Care Products (1.2%)
Kenvue, Inc.	441,105	7,604,650

Total Consumer Staples		44,263,147

Energy (6.9%)
Energy Equipment & Services (2.9%)
Baker Hughes Co.	221,167	13,502,246
SLB Ltd.	89,547	4,601,820

		18,104,066

Oil, Gas & Consumable Fuels (4.0%)
Coterra Energy, Inc.	121,848	4,281,739
Diamondback Energy, Inc.	39,186	7,750,599
EQT Corp.	55,682	3,543,602
ONEOK, Inc.	33,335	3,013,151
Phillips 66	36,518	6,652,849

		25,241,940

Total Energy		43,346,006

Financials (16.3%)
Banks (6.7%)
Commerce Bancshares, Inc.	228,371	11,235,853
First Hawaiian, Inc.	165,992	4,090,043
Prosperity Bancshares, Inc.	123,090	8,269,186
Truist Financial Corp.	155,902	7,166,815
US Bancorp	144,185	7,499,062
Westamerica Bancorp	64,165	3,346,205

		41,607,164

Capital Markets (3.4%)
Ameriprise Financial, Inc.	10,351	4,599,984
Bank of New York Mellon Corp. (The)	14,370	1,704,713
Northern Trust Corp.	61,175	8,538,195
Raymond James Financial, Inc.	18,673	2,703,663
T. Rowe Price Group, Inc.	44,312	3,994,284

		21,540,839

Insurance (6.2%)
Allstate Corp. (The)	30,910	6,408,879
Hanover Insurance Group, Inc. (The)	14,300	2,478,905
Marsh & McLennan Cos., Inc.	62,632	10,863,520
Reinsurance Group of America, Inc.	50,328	10,274,965
Willis Towers Watson plc	29,675	8,626,523

		38,652,792

Total Financials		101,800,795

Health Care (14.3%)
Health Care Equipment & Supplies (7.0%)
Becton Dickinson & Co.	57,468	9,035,694
Envista Holdings Corp.*	187,965	4,768,672
GE HealthCare Technologies, Inc.	118,306	8,421,021
Medtronic plc	70,923	6,145,478
Zimmer Biomet Holdings, Inc.	166,959	15,096,433

		43,467,298

Health Care Providers & Services (6.0%)
Cencora, Inc.	7,696	2,417,621
Henry Schein, Inc.*	161,356	11,891,937
Labcorp Holdings, Inc.	40,406	10,780,725
Quest Diagnostics, Inc.	31,784	6,229,028
Universal Health Services, Inc., Class B	34,315	6,141,356

		37,460,667

Life Sciences Tools & Services (1.3%)
IQVIA Holdings, Inc.*	31,322	5,341,654
Waters Corp.*	10,383	3,092,057

		8,433,711

Total Health Care		89,361,676

Industrials (16.9%)
Aerospace & Defense (2.0%)
Hexcel Corp.	29,691	2,402,893
L3Harris Technologies, Inc.	29,875	10,311,356

		12,714,249

Building Products (2.7%)
A.O. Smith Corp.	84,396	5,565,072
Daikin Industries Ltd.(x)	34,700	4,209,661
Masco Corp.	57,035	3,443,203
Owens Corning	37,681	4,077,838

		17,295,774

Commercial Services & Supplies (0.4%)
ABM Industries, Inc.	6,564	252,845
Republic Services, Inc.	10,016	2,193,705

		2,446,550

Electrical Equipment (0.7%)
Sensata Technologies Holding plc	122,269	4,306,314

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Ground Transportation (2.5%)
CSX Corp.	231,580	$9,506,359
Norfolk Southern Corp.	21,622	6,205,514

		15,711,873

Machinery (4.5%)
Cummins, Inc.	8,819	4,744,798
Dover Corp.	8,395	1,749,938
Fortive Corp.	56,068	3,099,439
IDEX Corp.	10,976	2,080,501
Oshkosh Corp.	25,627	3,772,551
PACCAR, Inc.	25,867	2,987,638
Stanley Black & Decker, Inc.	31,858	2,263,829
Timken Co. (The)	44,105	4,435,640
Toro Co. (The)	30,423	2,842,725

		27,977,059

Passenger Airlines (0.6%)
Southwest Airlines Co.	94,630	3,555,249

Trading Companies & Distributors (3.5%)
Bunzl plc	330,459	9,900,473
MSC Industrial Direct Co., Inc., Class A	93,829	8,657,602
Sunbelt Rentals Holdings, Inc.	50,245	3,208,561

		21,766,636

Total Industrials		105,773,704

Information Technology (9.0%)
Communications Equipment (1.1%)
F5, Inc.*	23,598	6,827,609

Electronic Equipment, Instruments & Components (1.9%)
CDW Corp.	31,153	3,770,136
Ralliant Corp.	78,840	3,278,956
TE Connectivity plc	10,995	2,298,175
Vontier Corp.	75,405	2,674,615

		12,021,882

IT Services (2.6%)
Akamai Technologies, Inc.*	45,099	5,179,620
Amdocs Ltd.	83,986	5,480,927
Cognizant Technology Solutions Corp., Class A	87,855	5,389,904

		16,050,451

Semiconductors & Semiconductor Equipment (2.7%)
Infineon Technologies AG	136,085	5,979,330
NXP Semiconductors NV	21,094	4,152,565
Teradyne, Inc.	23,068	6,838,739

		16,970,634

Technology Hardware, Storage & Peripherals (0.7%)
HP, Inc.	214,034	4,111,593

Total Information Technology		55,982,169

Materials (3.9%)
Chemicals (0.7%)
PPG Industries, Inc.	43,630	4,663,175

Construction Materials (0.8%)
Amrize Ltd.*	85,967	4,815,871

Containers & Packaging (1.6%)
Packaging Corp. of America	48,626	10,319,410

Metals & Mining (0.8%)
Reliance, Inc.	15,986	4,858,465

Total Materials		24,656,921

Real Estate (8.1%)
Health Care REITs (2.0%)
CareTrust REIT, Inc. (REIT)	70,911	2,598,888
Healthpeak Properties, Inc. (REIT)	285,392	4,688,991
Ventas, Inc. (REIT)	61,466	5,026,689

		12,314,568

Residential REITs (1.6%)
Equity Residential (REIT)	140,863	8,332,047
Essex Property Trust, Inc. (REIT)	7,842	1,897,764

		10,229,811

Retail REITs (2.2%)
Agree Realty Corp. (REIT)(x)	32,539	2,452,790
Realty Income Corp. (REIT)	145,297	8,889,270
Regency Centers Corp. (REIT)	30,735	2,325,410

		13,667,470

Specialized REITs (2.3%)
American Tower Corp. (REIT)	30,172	5,207,084
Iron Mountain, Inc. (REIT)	18,907	1,931,161
Public Storage (REIT)	17,808	4,823,831
VICI Properties, Inc. (REIT), Class A	97,601	2,666,459

		14,628,535

Total Real Estate		50,840,384

Utilities (9.5%)
Electric Utilities (6.2%)
Duke Energy Corp.	46,661	6,109,791
Evergy, Inc.	131,354	10,760,520
Eversource Energy	87,556	6,065,880
PPL Corp.	136,482	5,213,612
Xcel Energy, Inc.	134,274	10,666,727

		38,816,530

Gas Utilities (2.3%)
ONE Gas, Inc.	108,605	9,354,149
Spire, Inc.	59,069	5,348,107

		14,702,256

Multi-Utilities (1.0%)
Northwestern Energy Group, Inc.	92,509	6,100,043

Total Utilities		59,618,829

Total Common Stocks (95.8%) (Cost $559,057,289)		599,140,744

MASTER LIMITED PARTNERSHIP:
Energy (1.4%)
Oil, Gas & Consumable Fuels (1.4%)
Enterprise Products Partners LP (Cost $5,835,686)	240,467	9,099,271

SHORT-TERM INVESTMENTS:
Investment Companies (1.4%)
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	2,016,234	2,016,234

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	6,542,150	$6,542,804

Total Investment Companies		8,559,038

Total Short-Term Investments (1.4%) (Cost $8,559,121)		8,559,038

Total Investments in Securities (98.6%) (Cost $573,452,096)		616,799,053
Other Assets Less Liabilities (1.4%)		8,699,970

Net Assets (100%)		$625,499,023

*	Non-income producing.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $5,753,092. This was collateralized by $4,128,058 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.375%, maturing 4/30/26 – 11/15/55 and by cash of $2,016,234 which was subsequently invested in investment companies.

Glossary:

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Forward Foreign Currency Contracts outstanding as of March 31, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	642,059	USD	738,690	Morgan Stanley	6/26/2026	6,330
GBP	586,251	USD	774,067	Bank of America	6/26/2026	1,674
JPY	31,707,125	USD	200,168	Bank of America	6/26/2026	1,061
JPY	13,272,750	USD	83,770	JPMorgan Chase Bank	6/26/2026	465
USD	6,936,908	EUR	5,939,637	Citibank NA	6/26/2026	44,781
USD	6,934,289	EUR	5,939,637	Goldman Sachs & Co. LLC	6/26/2026	42,162
USD	6,931,526	EUR	5,939,637	Morgan Stanley	6/26/2026	39,398
USD	6,934,526	EUR	5,939,637	UBS AG	6/26/2026	42,399
USD	5,941,525	GBP	4,426,904	Bank of America	6/26/2026	83,739
USD	5,937,563	GBP	4,426,904	Goldman Sachs & Co. LLC	6/26/2026	79,777
USD	176,519	JPY	27,796,700	JPMorgan Chase Bank	6/26/2026	108

Total unrealized appreciation						341,894

USD	911,951	JPY	144,129,400	Bank of America	6/26/2026	(2,764)
USD	2,737,305	JPY	433,016,350	JPMorgan Chase Bank	6/26/2026	(10,826)

Total unrealized depreciation						(13,590)

Net unrealized appreciation						328,304

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$—	$2,858,558	$—	$2,858,558
Consumer Discretionary	15,084,401	5,554,154	—	20,638,555
Consumer Staples	26,682,465	17,580,682	—	44,263,147
Energy	43,346,006	—	—	43,346,006
Financials	101,800,795	—	—	101,800,795
Health Care	89,361,676	—	—	89,361,676
Industrials	88,455,009	17,318,695	—	105,773,704
Information Technology	50,002,839	5,979,330	—	55,982,169
Materials	24,656,921	—	—	24,656,921
Real Estate	50,840,384	—	—	50,840,384
Utilities	59,618,829	—	—	59,618,829
Forward Currency Contracts	—	341,894	—	341,894
Master Limited Partnerships
Energy	9,099,271	—	—	9,099,271
Short-Term Investments
Investment Companies	8,559,038	—	—	8,559,038

Total Assets	$567,507,634	$49,633,313	$—	$617,140,947

Liabilities:
Forward Currency Contracts	$—	$(13,590)	$—	$(13,590)

Total Liabilities	$—	$(13,590)	$—	$(13,590)

Total	$567,507,634	$49,619,723	$—	$617,127,357

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$82,755,185
Aggregate gross unrealized depreciation	(38,228,444)

Net unrealized appreciation	$44,526,741

Federal income tax cost of investments in securities and derivative instruments, if applicable	$572,600,616

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (57.0%)
iShares Core MSCI EAFE ETF	388,100	$35,134,693
iShares Core S&P 500 ETF	32,100	20,968,041
iShares Core S&P Mid-Cap ETF	89,000	6,010,170
iShares Russell 2000 ETF(x)	26,400	6,547,200
State Street SPDR Portfolio S&P 500 ETF	273,600	20,941,344
Vanguard S&P 500 ETF	35,100	20,974,005

Total Equity		110,575,453

Fixed Income (42.6%)
Vanguard Intermediate-Term Corporate Bond ETF(x)	925,300	76,568,575
Vanguard Intermediate-Term Treasury ETF	105,300	6,270,615

Total Fixed Income		82,839,190

Total Exchange Traded Funds (99.6%) (Cost $165,045,553)		193,414,643

SHORT-TERM INVESTMENTS:
Investment Companies (1.4%)
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	2,118,750	2,118,750
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	649,374	649,439

Total Investment Companies		2,768,189

Total Short-Term Investments (1.4%) (Cost $2,768,293)		2,768,189

Total Investments in Securities (101.0%) (Cost $167,813,846)		196,182,832
Other Assets Less Liabilities (-1.0%)		(1,934,513)

Net Assets (100%)		$194,248,319

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $52,622,396. This was collateralized by $51,223,531 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.250%, maturing 4/15/26 – 11/15/55 and by cash of $2,118,750 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$193,414,643	$—	$—	$193,414,643
Short-Term Investments
Investment Companies	2,768,189	—	—	2,768,189

Total Assets	$196,182,832	$—	$—	$196,182,832

Total Liabilities	$—	$—	$—	$—

Total	$196,182,832	$—	$—	$196,182,832

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,400,403
Aggregate gross unrealized depreciation	(1,402,507)

Net unrealized appreciation	$25,997,896

Federal income tax cost of investments in securities and derivative instruments, if applicable	$170,184,936

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.2%)
Entertainment (0.5%)
ROBLOX Corp., Class A*	50,501	$2,856,336

Interactive Media & Services (8.1%)
Alphabet, Inc., Class C	106,360	30,510,430
Meta Platforms, Inc., Class A	41,485	23,734,813

		54,245,243

Wireless Telecommunication Services (0.6%)
T-Mobile US, Inc.	19,323	4,058,410

Total Communication Services		61,159,989

Consumer Discretionary (10.1%)
Broadline Retail (3.4%)
Amazon.com, Inc.*	109,973	22,904,077

Hotels, Restaurants & Leisure (5.0%)
Booking Holdings, Inc.	1,330	5,599,726
Chipotle Mexican Grill, Inc.*	169,609	5,429,184
Marriott International, Inc., Class A	25,822	8,445,601
Royal Caribbean Cruises Ltd.	32,412	8,919,134
Yum! Brands, Inc.	33,117	5,149,031

		33,542,676

Specialty Retail (1.7%)
Burlington Stores, Inc.*	21,091	6,862,590
Tractor Supply Co.	93,320	4,227,396

		11,089,986

Total Consumer Discretionary		67,536,739

Consumer Staples (5.5%)
Consumer Staples Distribution & Retail (0.7%)
Dollar Tree, Inc.*	41,650	4,561,092

Food Products (0.9%)
Mondelez International, Inc., Class A	107,000	6,167,480

Household Products (0.8%)
Church & Dwight Co., Inc.	58,485	5,457,820

Tobacco (3.1%)
Philip Morris International, Inc.	124,780	20,631,125

Total Consumer Staples		36,817,517

Energy (0.8%)
Oil, Gas & Consumable Fuels (0.8%)
ConocoPhillips	37,778	4,986,696

Total Energy		4,986,696

Financials (13.8%)
Banks (5.4%)
Bank of America Corp.	140,598	6,854,153
East West Bancorp, Inc.	49,698	5,305,758
JPMorgan Chase & Co.	55,018	16,184,095
Truist Financial Corp.	171,000	7,860,870

		36,204,876

Capital Markets (1.5%)
KKR & Co., Inc.	76,814	7,105,295
S&P Global, Inc.	6,617	2,814,475

		9,919,770

Consumer Finance (0.7%)
Capital One Financial Corp.	27,031	4,931,265

Financial Services (3.6%)
Mastercard, Inc., Class A	26,585	13,283,461
Visa, Inc., Class A	34,403	10,397,963

		23,681,424

Insurance (2.6%)
Brown & Brown, Inc.	46,457	3,029,461
Marsh & McLennan Cos., Inc.	41,557	7,208,061
Progressive Corp. (The)	35,425	7,022,652

		17,260,174

Total Financials		91,997,509

Health Care (6.5%)
Biotechnology (2.0%)
AbbVie, Inc.	29,190	6,348,533
Amgen, Inc.	19,765	6,954,315

		13,302,848

Health Care Equipment & Supplies (0.7%)
Abbott Laboratories	47,876	4,915,429

Health Care Providers & Services (1.1%)
UnitedHealth Group, Inc.	27,571	7,460,437

Life Sciences Tools & Services (1.4%)
Danaher Corp.	22,091	4,188,454
Mettler-Toledo International, Inc.*	3,879	4,892,195

		9,080,649

Pharmaceuticals (1.3%)
Royalty Pharma plc, Class A	184,460	8,848,546

Total Health Care		43,607,909

Industrials (11.7%)
Aerospace & Defense (7.1%)
ATI, Inc.*	53,005	7,710,107
FTAI Aviation Ltd.	55,208	13,525,960
GE Aerospace	31,743	9,007,711
RTX Corp.	43,473	8,385,942
TransDigm Group, Inc.	7,772	9,007,437

		47,637,157

Air Freight & Logistics (0.7%)
FedEx Corp.	13,240	4,715,823

Building Products (0.8%)
Lennox International, Inc.(x)	11,400	5,291,082

Commercial Services & Supplies (0.5%)
Waste Connections, Inc.	18,500	3,005,140

Machinery (1.9%)
Caterpillar, Inc.	9,772	6,923,071
Ingersoll Rand, Inc.	68,954	5,524,595

		12,447,666

Professional Services (0.7%)
Equifax, Inc.	27,607	4,971,192

Total Industrials		78,068,060

Information Technology (28.8%)
Electronic Equipment, Instruments & Components (2.3%)
Amphenol Corp., Class A	65,162	8,233,219
TE Connectivity plc	34,882	7,291,036

		15,524,255

IT Services (0.6%)
Accenture plc, Class A	19,456	3,857,930

Semiconductors & Semiconductor Equipment (17.9%)
Broadcom, Inc.	157,895	48,870,081

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Intel Corp.*	105,546	$4,657,745
KLA Corp.	13,744	20,236,803
Micron Technology, Inc.	49,626	16,765,648
NVIDIA Corp.	167,280	29,173,632

		119,703,909

Software (5.2%)
Microsoft Corp.	67,832	25,109,371
Salesforce, Inc.	53,277	9,945,218

		35,054,589

Technology Hardware, Storage & Peripherals (2.8%)
Apple, Inc.	73,206	18,578,951

Total Information Technology		192,719,634

Materials (1.9%)
Chemicals (1.9%)
Air Products and Chemicals, Inc.	18,683	5,427,225
Linde plc	15,211	7,541,005

Total Materials		12,968,230

Real Estate (2.2%)
Health Care REITs (1.7%)
Welltower, Inc. (REIT)	55,510	10,974,882

Specialized REITs (0.5%)
Public Storage (REIT)	13,121	3,554,217

Total Real Estate		14,529,099

Utilities (6.5%)
Electric Utilities (1.5%)
Constellation Energy Corp.	35,615	9,945,489

Gas Utilities (2.5%)
Atmos Energy Corp.	92,032	17,000,151

Multi-Utilities (2.5%)
NiSource, Inc.	359,646	16,781,082

Total Utilities		43,726,722

Total Common Stocks (97.0%) (Cost $345,792,563)		648,118,104

SHORT-TERM INVESTMENTS:
Investment Companies (1.4%)
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	9,471,985	9,472,932

Total Short-Term Investments (1.4%) (Cost $9,475,526)		9,472,932

Total Investments in Securities (98.4%) (Cost $355,268,089)		657,591,036
Other Assets Less Liabilities (1.6%)		10,746,964

Net Assets (100%)		$668,338,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

*	Non-income producing.

(x)

All or a portion of security is on loan at March 31, 2026, the Portfolio had loaned securities with a total value of $4,285,776. This was collateralized by $4,187,315 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.625%, maturing 4/15/26 – 11/15/54.

Glossary:

REIT — Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$61,159,989	$—	$—	$61,159,989
Consumer Discretionary	67,536,739	—	—	67,536,739
Consumer Staples	36,817,517	—	—	36,817,517
Energy	4,986,696	—	—	4,986,696
Financials	91,997,509	—	—	91,997,509
Health Care	43,607,909	—	—	43,607,909
Industrials	78,068,060	—	—	78,068,060
Information Technology	192,719,634	—	—	192,719,634
Materials	12,968,230	—	—	12,968,230
Real Estate	14,529,099	—	—	14,529,099
Utilities	43,726,722	—	—	43,726,722
Short-Term Investments
Investment Companies	9,472,932	—	—	9,472,932

Total Assets	$657,591,036	$—	$—	$657,591,036

Total Liabilities	$—	$—	$—	$—

Total	$657,591,036	$—	$—	$657,591,036

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$308,247,706
Aggregate gross unrealized depreciation	(12,573,576)

Net unrealized appreciation	$295,674,130

Federal income tax cost of investments in securities and derivative instruments, if applicable	$361,916,906

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (14.1%)
Entertainment (4.7%)
Netflix, Inc.*	193,992	$18,652,331

Interactive Media & Services (9.4%)
Alphabet, Inc., Class A	48,500	13,946,660
Meta Platforms, Inc., Class A	41,003	23,459,046

		37,405,706

Total Communication Services		56,058,037

Consumer Discretionary (12.0%)
Automobiles (1.7%)
Tesla, Inc.*	18,500	6,877,375

Broadline Retail (7.1%)
Amazon.com, Inc.*	135,220	28,162,269

Hotels, Restaurants & Leisure (3.2%)
Airbnb, Inc., Class A*	53,300	6,730,724
Chipotle Mexican Grill, Inc.*	181,600	5,813,016

		12,543,740

Total Consumer Discretionary		47,583,384

Consumer Staples (1.1%)
Beverages (1.1%)
Monster Beverage Corp.*	61,720	4,472,231

Total Consumer Staples		4,472,231

Financials (6.8%)
Capital Markets (1.2%)
Blackstone, Inc.	7,700	885,423
S&P Global, Inc.	9,332	3,969,273

		4,854,696

Financial Services (4.0%)
Visa, Inc., Class A	52,461	15,855,813

Insurance (1.6%)
Marsh & McLennan Cos., Inc.	36,896	6,399,611

Total Financials		27,110,120

Health Care (8.8%)
Biotechnology (2.7%)
Alnylam Pharmaceuticals, Inc.*	8,100	2,680,047
Vertex Pharmaceuticals, Inc.*	18,100	8,082,374

		10,762,421

Health Care Equipment & Supplies (3.6%)
Intuitive Surgical, Inc.*	19,000	8,758,810
Stryker Corp.	17,100	5,618,889

		14,377,699

Life Sciences Tools & Services (1.5%)
Thermo Fisher Scientific, Inc.	12,497	6,142,651

Pharmaceuticals (1.0%)
Roche Holding AG (ADR)(x)	77,300	3,842,583

Total Health Care		35,125,354

Industrials (9.6%)
Aerospace & Defense (1.3%)
Airbus SE (ADR)	113,219	5,349,598

Electrical Equipment (2.9%)
Eaton Corp. plc	31,660	11,323,832

Ground Transportation (1.5%)
Uber Technologies, Inc.*	82,880	5,961,558

Industrial Conglomerates (1.5%)
Honeywell International, Inc.	26,700	6,035,001

Trading Companies & Distributors (2.4%)
W.W. Grainger, Inc.	8,740	9,533,680

Total Industrials		38,203,669

Information Technology (42.7%)
Communications Equipment (1.5%)
Arista Networks, Inc.*	48,711	5,980,737

Semiconductors & Semiconductor Equipment (21.8%)
ASML Holding NV (Registered) (ADR)	8,040	10,619,473
Broadcom, Inc.	28,357	8,776,775
NVIDIA Corp.	311,200	54,273,280
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	26,754	9,041,514
Texas Instruments, Inc.	20,400	3,960,456

		86,671,498

Software (13.7%)
Datadog, Inc., Class A*	21,800	2,573,490
Intuit, Inc.	12,700	5,491,226
Microsoft Corp.	53,953	19,971,782
Oracle Corp.	58,729	8,639,623
Palo Alto Networks, Inc.*	57,800	9,266,496
ServiceNow, Inc.*	31,900	3,335,145
Synopsys, Inc.*	13,323	5,282,303

		54,560,065

Technology Hardware, Storage & Peripherals (5.7%)
Apple, Inc.	89,134	22,621,318

Total Information Technology		169,833,618

Materials (3.4%)
Chemicals (3.4%)
Linde plc	13,900	6,891,064
Sherwin-Williams Co. (The)	20,600	6,603,330

Total Materials		13,494,394

Total Investments in Securities (98.5%) (Cost $176,132,593)		391,880,807
Other Assets Less Liabilities (1.5%)		6,035,953

Net Assets (100%)		$397,916,760

*	Non-income producing.

(x)

All or a portion of security is on loan at March 31, 2026, the Portfolio had loaned securities with a total value of $3,065,219. This was collateralized by $3,346,868 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.375%, maturing 4/30/26 – 11/15/55.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$56,058,037	$—	$—	$56,058,037
Consumer Discretionary	47,583,384	—	—	47,583,384
Consumer Staples	4,472,231	—	—	4,472,231
Financials	27,110,120	—	—	27,110,120
Health Care	35,125,354	—	—	35,125,354
Industrials	38,203,669	—	—	38,203,669
Information Technology	169,833,618	—	—	169,833,618
Materials	13,494,394	—	—	13,494,394

Total Assets	$391,880,807	$—	$—	$391,880,807

Total Liabilities	$—	$—	$—	$—

Total	$391,880,807	$—	$—	$391,880,807

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$228,650,821
Aggregate gross unrealized depreciation	(12,928,220)

Net unrealized appreciation	$215,722,601

Federal income tax cost of investments in securities and derivative instruments, if applicable	$176,158,206

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.8%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.	30,337	$879,470
Comcast Corp., Class A	15,550	446,440
Verizon Communications, Inc.	18,275	917,405

		2,243,315

Entertainment (1.7%)
Electronic Arts, Inc.	995	202,851
Liberty Media Corp.-Liberty Formula One, Class C*	5,000	425,100
Live Nation Entertainment, Inc.*	23,849	3,637,211
Netflix, Inc.*	18,297	1,759,256
ROBLOX Corp., Class A*	12,200	690,032
Spotify Technology SA*	3,800	1,842,658
Take-Two Interactive Software, Inc.*	766	151,285
TKO Group Holdings, Inc., Class A	269	54,244
Walt Disney Co. (The)	7,677	739,909
Warner Bros Discovery, Inc.*	10,608	291,296

		9,793,842

Interactive Media & Services (3.6%)
Alphabet, Inc., Class A	25,230	7,255,139
Alphabet, Inc., Class C	20,267	5,813,791
Meta Platforms, Inc., Class A	9,478	5,422,648
Reddit, Inc., Class A*	17,800	2,396,770

		20,888,348

Media (0.1%)
Charter Communications, Inc., Class A*	382	82,466
EchoStar Corp., Class A(x)*	583	68,252
Fox Corp., Class A	901	52,618
Fox Corp., Class B	676	35,896
News Corp., Class A	1,638	40,835
News Corp., Class B	511	14,569
Omnicom Group, Inc.	1,324	99,710
Paramount Skydance Corp., Class B(x)	1,228	11,077
Trade Desk, Inc. (The), Class A*	1,988	45,108

		450,531

Wireless Telecommunication Services (0.0%)†
T-Mobile US, Inc.	2,053	431,192

Total Communication Services		33,807,228

Consumer Discretionary (8.6%)
Automobile Components (0.0%)†
Aptiv plc*	913	63,399

Automobiles (0.9%)
Ford Motor Co.	17,119	197,553
General Motors Co.	3,918	291,891
Tesla, Inc.*	12,188	4,530,889

		5,020,333

Broadline Retail (3.6%)
Amazon.com, Inc.*	42,333	8,816,694
eBay, Inc.	1,927	175,396
Global-e Online Ltd.*	93,917	2,897,339
MercadoLibre, Inc.*	5,245	9,068,710

		20,958,139

Distributors (0.0%)†
Genuine Parts Co.	602	63,661
Pool Corp.	148	29,945

		93,606

Hotels, Restaurants & Leisure (1.5%)
Airbnb, Inc., Class A*	1,829	230,966
Booking Holdings, Inc.	140	589,445
Carnival Corp.	4,839	125,233
Chipotle Mexican Grill, Inc.*	5,644	180,664
Darden Restaurants, Inc.	495	97,040
Domino’s Pizza, Inc.(x)	145	52,025
DoorDash, Inc., Class A*	1,625	243,994
Expedia Group, Inc.	9,754	2,252,101
Hilton Worldwide Holdings, Inc.	986	299,823
Las Vegas Sands Corp.	1,264	68,104
Marriott International, Inc., Class A	948	310,062
McDonald’s Corp.	3,086	959,098
MGM Resorts International*	810	29,978
Norwegian Cruise Line Holdings Ltd.(x)*	1,998	37,363
Royal Caribbean Cruises Ltd.	1,087	299,121
Starbucks Corp.	26,815	2,402,356
Wingstop, Inc.	2,300	356,431
Wynn Resorts Ltd.	379	38,487
Yum! Brands, Inc.	1,228	190,929

		8,763,220

Household Durables (0.1%)
DR Horton, Inc.	1,158	158,901
Garmin Ltd.	723	167,743
Lennar Corp., Class A	947	82,237
NVR, Inc.*	12	79,078
PulteGroup, Inc.	854	100,439

		588,398

Leisure Products (0.0%)†
Hasbro, Inc.	618	57,845

Specialty Retail (2.4%)
AutoZone, Inc.*	71	239,822
Best Buy Co., Inc.	892	57,267
Burlington Stores, Inc.*	14,551	4,734,604
Carvana Co.*	612	192,401
Home Depot, Inc. (The)	4,314	1,418,832
Lowe’s Cos., Inc.	25,371	5,994,660
O’Reilly Automotive, Inc.*	3,623	334,439
Ross Stores, Inc.	1,392	301,549
TJX Cos., Inc. (The)	4,812	768,476
Tractor Supply Co.	2,323	105,232
Ulta Beauty, Inc.*	186	97,224
Williams-Sonoma, Inc.	518	94,447

		14,338,953

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	605	60,555
Lululemon Athletica, Inc.*	458	70,120
NIKE, Inc., Class B	5,222	275,826
Ralph Lauren Corp.	165	56,758
Tapestry, Inc.	900	126,999

		590,258

Total Consumer Discretionary		50,474,151

Consumer Staples (6.0%)
Beverages (1.2%)
Brown-Forman Corp., Class B	670	17,715
Coca-Cola Co. (The)	16,777	1,275,891
Constellation Brands, Inc., Class A	602	90,300
Keurig Dr Pepper, Inc.	5,772	151,977
Molson Coors Beverage Co., Class B(x)	725	31,218
Monster Beverage Corp.*	61,226	4,436,436
PepsiCo, Inc.	5,922	919,627

		6,923,164

Consumer Staples Distribution & Retail (3.9%)
Casey’s General Stores, Inc.	12,760	9,287,494
Costco Wholesale Corp.	1,924	1,917,131
Dollar General Corp.	977	115,999
Dollar Tree, Inc.*	774	84,761

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Grocery Outlet Holding Corp.*	81,200	$572,460
Kroger Co. (The)	2,523	182,564
Performance Food Group Co.*	88,377	7,570,374
Sysco Corp.	2,068	147,510
Target Corp.	1,974	239,249
Walmart, Inc.	18,996	2,360,823

		22,478,365

Food Products (0.3%)
Archer-Daniels-Midland Co.	2,088	151,777
Bunge Global SA	588	74,794
Campbell’s Co. (The)(x)	749	16,680
Conagra Brands, Inc.	2,295	36,077
General Mills, Inc.	2,361	87,876
Hershey Co. (The)	642	133,465
Hormel Foods Corp.	1,261	28,562
J M Smucker Co. (The)	472	45,520
Kraft Heinz Co. (The)	3,649	82,066
McCormick & Co., Inc. (Non-Voting)	1,109	55,938
Mondelez International, Inc., Class A	5,535	319,037
Premium Brands Holdings Corp.(x)	14,000	826,555
Tyson Foods, Inc., Class A	1,224	78,422

		1,936,769

Household Products (0.3%)
Church & Dwight Co., Inc.	1,032	96,306
Clorox Co. (The)	525	54,406
Colgate-Palmolive Co.	3,525	300,436
Kimberly-Clark Corp.	1,404	135,444
Procter & Gamble Co. (The)	10,071	1,454,655

		2,041,247

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	1,029	73,851
Kenvue, Inc.	8,510	146,713

		220,564

Tobacco (0.3%)
Altria Group, Inc.	7,260	479,087
Philip Morris International, Inc.	6,746	1,115,384

		1,594,471

Total Consumer Staples		35,194,580

Energy (4.2%)
Energy Equipment & Services (1.4%)
Baker Hughes Co.	124,486	7,599,870
Halliburton Co.	3,582	139,662
SLB Ltd.	6,560	337,119

		8,076,651

Oil, Gas & Consumable Fuels (2.8%)
APA Corp.	1,445	61,326
Chevron Corp.	8,123	1,680,649
ConocoPhillips	5,309	700,788
Coterra Energy, Inc.	3,254	114,345
Devon Energy Corp.	2,732	137,474
Diamondback Energy, Inc.	18,105	3,580,988
EOG Resources, Inc.	2,382	344,366
EQT Corp.	2,674	170,173
Expand Energy Corp.	37,456	4,111,920
Exxon Mobil Corp.	18,110	3,072,543
Kinder Morgan, Inc.	8,454	283,463
Marathon Petroleum Corp.	1,278	312,062
Occidental Petroleum Corp.	3,119	202,735
ONEOK, Inc.	2,719	245,770
Phillips 66	1,769	322,276
Targa Resources Corp.	931	233,430
Texas Pacific Land Corp.	243	115,318
Valero Energy Corp.	1,331	328,863
Williams Cos., Inc. (The)	5,253	382,313

		16,400,802

Total Energy		24,477,453

Financials (8.0%)
Banks (1.9%)
Bank of America Corp.	28,755	1,401,806
Citigroup, Inc.	7,573	858,854
Citizens Financial Group, Inc.	1,808	108,426
Fifth Third Bancorp	3,984	185,097
Huntington Bancshares, Inc.	8,659	135,513
JPMorgan Chase & Co.	11,684	3,436,966
KeyCorp	3,946	79,117
M&T Bank Corp.	676	139,743
PNC Financial Services Group, Inc. (The)	1,722	358,331
Regions Financial Corp.	3,794	99,099
Truist Financial Corp.	5,449	250,491
US Bancorp	6,825	354,968
Wells Fargo & Co.	13,402	1,066,933
Wintrust Financial Corp.	15,600	2,167,464

		10,642,808

Capital Markets (3.4%)
Ameriprise Financial, Inc.	395	175,538
Ares Management Corp., Class A	4,775	520,952
Bank of New York Mellon Corp. (The)	2,975	352,924
BlackRock, Inc.‡	626	602,030
Blackstone, Inc.	3,241	372,683
Cboe Global Markets, Inc.	447	125,638
Charles Schwab Corp. (The)	65,838	6,187,455
CME Group, Inc.	1,559	460,451
Coinbase Global, Inc., Class A(x)*	967	168,848
FactSet Research Systems, Inc.	177	38,407
Franklin Resources, Inc.(x)	1,448	34,202
Goldman Sachs Group, Inc. (The)	1,300	1,099,787
Interactive Brokers Group, Inc., Class A	1,950	130,787
Intercontinental Exchange, Inc.	32,657	5,136,293
Invesco Ltd.	1,971	47,876
KKR & Co., Inc.	16,700	1,544,750
Moody’s Corp.	662	288,798
Morgan Stanley	5,214	858,068
MSCI, Inc.	323	174,100
Nasdaq, Inc.	1,915	162,564
Northern Trust Corp.	835	116,541
Raymond James Financial, Inc.	736	106,565
Robinhood Markets, Inc., Class A*	3,409	236,244
S&P Global, Inc.	1,326	564,001
State Street Corp.	1,240	156,934
T. Rowe Price Group, Inc.	928	83,650

		19,746,086

Consumer Finance (0.2%)
American Express Co.	2,321	702,056
Capital One Financial Corp.	2,709	494,203
Synchrony Financial	1,478	100,534

		1,296,793

Financial Services (1.8%)
Apollo Global Management, Inc.	1,993	222,060
Berkshire Hathaway, Inc., Class B*	7,947	3,808,203
Block, Inc., Class A*	2,424	145,876
Corpay, Inc.*	305	88,752
Fidelity National Information Services, Inc.	2,318	108,737
Fiserv, Inc.*	2,385	133,083
Global Payments, Inc.	1,003	67,502
Jack Henry & Associates, Inc.	307	48,518

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Mastercard, Inc., Class A	3,529	$1,763,300
PayPal Holdings, Inc.	4,007	181,237
Shift4 Payments, Inc., Class A(x)*	41,900	1,832,287
Visa, Inc., Class A	7,285	2,201,818

		10,601,373

Insurance (0.7%)
Aflac, Inc.	2,053	225,235
Allstate Corp. (The)	1,123	232,843
American International Group, Inc.	2,327	175,107
Aon plc, Class A	921	297,280
Arch Capital Group Ltd.*	1,572	150,896
Arthur J Gallagher & Co.	1,128	244,302
Assurant, Inc.	221	48,136
Brown & Brown, Inc.	1,248	81,382
Chubb Ltd.	1,576	513,666
Cincinnati Financial Corp.	701	110,302
Erie Indemnity Co., Class A	98	24,629
Everest Group Ltd.	175	57,199
Globe Life, Inc.	331	46,065
Hartford Insurance Group, Inc. (The)	1,224	165,522
Loews Corp.	755	80,589
Marsh & McLennan Cos., Inc.	2,098	363,898
MetLife, Inc.	2,349	166,121
Principal Financial Group, Inc.	836	75,332
Progressive Corp. (The)	2,538	503,133
Prudential Financial, Inc.	1,496	146,144
Travelers Cos., Inc. (The)	937	273,304
W.R. Berkley Corp.	1,243	82,386
Willis Towers Watson plc	409	118,896

		4,182,367

Total Financials		46,469,427

Health Care (9.0%)
Biotechnology (3.0%)
AbbVie, Inc.	7,659	1,665,756
Amgen, Inc.	2,334	821,218
Argenx SE (ADR)*	5,300	3,870,325
Biogen, Inc.*	657	120,448
Caris Life Sciences, Inc.(x)*	36,134	646,076
Gilead Sciences, Inc.	5,377	749,392
Incyte Corp.*	724	68,143
Moderna, Inc.*	1,497	76,048
Regeneron Pharmaceuticals, Inc.	5,738	4,433,408
TG Therapeutics, Inc.*	38,000	1,262,360
Vertex Pharmaceuticals, Inc.*	8,798	3,928,659

		17,641,833

Health Care Equipment & Supplies (1.3%)
Abbott Laboratories	7,535	773,618
Align Technology, Inc.*	279	47,829
Baxter International, Inc.	2,067	34,726
Becton Dickinson & Co.	1,253	197,009
Boston Scientific Corp.*	6,402	401,726
Cooper Cos., Inc. (The)*	827	59,130
Dexcom, Inc.*	1,678	105,378
Edwards Lifesciences Corp.*	2,548	204,044
GE HealthCare Technologies, Inc.	2,027	144,282
Hologic, Inc.*	942	71,206
IDEXX Laboratories, Inc.*	343	192,728
Insulet Corp.*	16,797	3,524,682
Intuitive Surgical, Inc.*	1,539	709,464
Medtronic plc	5,547	480,648
ResMed, Inc.	617	138,504
Solventum Corp.*	637	41,596
STERIS plc	411	90,884
Stryker Corp.	1,489	489,271
Zimmer Biomet Holdings, Inc.	855	77,309

		7,784,034

Health Care Providers & Services (1.7%)
Cardinal Health, Inc.	1,008	213,000
Cencora, Inc.	851	267,333
Centene Corp.*	2,112	69,147
Cigna Group (The)	1,142	304,628
CVS Health Corp.	5,475	393,215
DaVita, Inc.*	138	21,209
Elevance Health, Inc.	948	277,527
HCA Healthcare, Inc.	678	320,857
HealthEquity, Inc.*	49,911	4,171,062
Henry Schein, Inc.*	448	33,018
Humana, Inc.	530	91,897
Labcorp Holdings, Inc.	349	93,117
McKesson Corp.	531	459,506
Quest Diagnostics, Inc.	460	90,151
Surgery Partners, Inc.(x)*	149,022	1,776,342
UnitedHealth Group, Inc.	3,925	1,062,066
Universal Health Services, Inc., Class B	252	45,100

		9,689,175

Health Care Technology (0.2%)
Doximity, Inc., Class A*	44,999	1,048,477

Life Sciences Tools & Services (1.4%)
Agilent Technologies, Inc.	1,203	137,118
Bio-Techne Corp.	744	38,881
Charles River Laboratories International, Inc.*	23,937	4,129,133
Danaher Corp.	2,721	515,902
IQVIA Holdings, Inc.*	717	122,277
Mettler-Toledo International, Inc.*	87	109,724
Revvity, Inc.	457	40,038
Sartorius AG (Preference)(q)	8,100	1,976,624
Thermo Fisher Scientific, Inc.	1,628	800,211
Waters Corp.*	438	130,436
West Pharmaceutical Services, Inc.	322	80,706

		8,081,050

Pharmaceuticals (1.4%)
Bristol-Myers Squibb Co.	8,814	534,569
Eli Lilly & Co.	3,434	3,158,490
Johnson & Johnson	10,443	2,552,687
Merck & Co., Inc.	10,756	1,293,839
Pfizer, Inc.	24,639	691,863
Viatris, Inc.	5,048	68,199
Zoetis, Inc.	1,829	216,206

		8,515,853

Total Health Care		52,760,422

Industrials (11.8%)
Aerospace & Defense (2.9%)
Axon Enterprise, Inc.*	335	142,271
Beta Technologies, Inc., Class A(x)*	29,330	431,151
Boeing Co. (The)*	3,403	677,299
GE Aerospace	4,545	1,289,735
General Dynamics Corp.	1,091	374,453
Howmet Aerospace, Inc.	1,734	399,618
Huntington Ingalls Industries, Inc.	168	63,823
Kratos Defense & Security Solutions, Inc.*	21,400	1,508,914
L3Harris Technologies, Inc.	26,955	9,303,518
Lockheed Martin Corp.	877	530,050
Northrop Grumman Corp.	578	394,335
RTX Corp.	5,817	1,122,099
Textron, Inc.	783	68,560
TransDigm Group, Inc.	247	286,263
York Space Systems, Inc.(x)*	25,014	554,560

		17,146,649

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	530	$88,017
Expeditors International of Washington, Inc.	603	86,368
FedEx Corp.	946	336,946
GXO Logistics, Inc.*	62,302	3,230,359
United Parcel Service, Inc., Class B	3,168	311,668

		4,053,358

Building Products (0.5%)
A.O. Smith Corp.	539	35,542
Allegion plc(x)	365	53,031
Builders FirstSource, Inc.*	486	40,012
Carrier Global Corp.	3,383	190,497
Johnson Controls International plc	2,683	351,339
Lennox International, Inc.(x)	141	65,442
Masco Corp.	885	53,427
Trane Technologies plc	953	397,153
Trex Co., Inc.*	51,588	1,878,835

		3,065,278

Commercial Services & Supplies (2.1%)
Casella Waste Systems, Inc., Class A*	26,400	2,094,576
Cintas Corp.	1,487	251,511
Clean Harbors, Inc.*	7,800	2,236,494
Copart, Inc.*	122,716	4,074,171
Republic Services, Inc.	6,666	1,459,987
Rollins, Inc.	1,214	64,840
Veralto Corp.	1,100	97,262
Waste Connections, Inc.	10,200	1,656,888
Waste Management, Inc.	1,627	373,869

		12,309,598

Construction & Engineering (1.4%)
Comfort Systems USA, Inc.	5,152	7,104,556
EMCOR Group, Inc.	195	143,970
Quanta Services, Inc.	642	352,471
WillScot Holdings Corp.	42,149	731,707

		8,332,704

Electrical Equipment (1.6%)
AMETEK, Inc.	988	211,788
Eaton Corp. plc	1,683	601,959
Emerson Electric Co.	2,410	315,758
GE Vernova, Inc.	1,168	1,019,547
Generac Holdings, Inc.*	270	52,739
Hubbell, Inc., Class B	234	114,833
Rockwell Automation, Inc.	485	174,057
Vertiv Holdings Co., Class A	27,699	6,940,815

		9,431,496

Ground Transportation (0.6%)
CSX Corp.	7,988	327,907
JB Hunt Transport Services, Inc.	329	69,715
Norfolk Southern Corp.	978	280,686
Old Dominion Freight Line, Inc.	812	158,665
Uber Technologies, Inc.*	8,919	641,544
Union Pacific Corp.	2,571	623,776
XPO, Inc.*	8,000	1,556,400

		3,658,693

Industrial Conglomerates (0.2%)
3M Co.	2,282	331,415
Honeywell International, Inc.	2,751	621,808

		953,223

Machinery (0.8%)
Brain Corp.(r)*	52,300	125,128
Caterpillar, Inc.	2,016	1,428,255
Cummins, Inc.	592	318,508
Deere & Co.	1,090	613,997
Dover Corp.	588	122,569
Fortive Corp.	1,352	74,739
IDEX Corp.	342	64,826
Illinois Tool Works, Inc.	1,131	294,388
Ingersoll Rand, Inc.	1,585	126,990
Nordson Corp.	235	62,524
Otis Worldwide Corp.	1,667	128,492
PACCAR, Inc.	2,306	266,343
Parker-Hannifin Corp.	545	487,906
Pentair plc	687	59,845
Snap-on, Inc.	231	83,904
Stanley Black & Decker, Inc.	715	50,808
Westinghouse Air Brake Technologies Corp.	722	180,435
Xylem, Inc.	1,071	127,984

		4,617,641

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	2,754	183,086
Southwest Airlines Co.	2,129	79,986
United Airlines Holdings, Inc.*	1,441	132,673

		395,745

Professional Services (0.2%)
Automatic Data Processing, Inc.	1,733	352,111
Broadridge Financial Solutions, Inc.	492	79,940
Equifax, Inc.	535	96,337
Jacobs Solutions, Inc.	530	67,458
Leidos Holdings, Inc.	549	85,381
Paychex, Inc.	1,405	129,429
Verisk Analytics, Inc.	589	111,763

		922,419

Trading Companies & Distributors (0.7%)
Fastenal Co.	5,020	232,928
United Rentals, Inc.	4,572	3,330,976
W.W. Grainger, Inc.	191	208,345

		3,772,249

Total Industrials		68,659,053

Information Technology (30.3%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	4,475	549,440
Ciena Corp.*	607	235,656
Cisco Systems, Inc.	17,122	1,328,496
F5, Inc.*	239	69,150
Lumentum Holdings, Inc.*	309	217,153
Motorola Solutions, Inc.	715	310,288

		2,710,183

Electronic Equipment, Instruments & Components (1.0%)
Amphenol Corp., Class A	5,320	672,182
CDW Corp.	537	64,988
Coherent Corp.*	16,012	3,814,218
Corning, Inc.	3,369	458,083
Jabil, Inc.	465	123,518
Keysight Technologies, Inc.*	756	213,472
TE Connectivity plc	1,281	267,755
Teledyne Technologies, Inc.*	200	121,002
Zebra Technologies Corp., Class A*	214	44,743

		5,779,961

IT Services (1.6%)
Accenture plc, Class A	2,666	528,641
Akamai Technologies, Inc.*	606	69,599
Cognizant Technology Solutions Corp., Class A	2,065	126,688
EPAM Systems, Inc.*	264	35,746
Gartner, Inc.*	310	49,085
GoDaddy, Inc., Class A*	632	52,247
International Business Machines Corp.	4,051	981,922
Shopify, Inc., Class A*	53,177	6,307,856
VeriSign, Inc.	350	86,926

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Wix.com Ltd.(x)*	12,700	$1,143,889

		9,382,599

Semiconductors & Semiconductor Equipment (11.5%)
Advanced Micro Devices, Inc.*	7,065	1,437,233
Analog Devices, Inc.	2,117	673,502
Applied Materials, Inc.	3,440	1,175,757
ASM International NV	3,000	2,285,182
Broadcom, Inc.	20,547	6,359,502
First Solar, Inc.*	480	94,685
Intel Corp.*	20,347	897,913
KLA Corp.	568	836,329
Lam Research Corp.	34,512	7,373,834
Lattice Semiconductor Corp.*	17,600	1,632,576
Microchip Technology, Inc.	2,383	153,966
Micron Technology, Inc.	4,877	1,647,646
Monolithic Power Systems, Inc.	212	231,790
NVIDIA Corp.	232,973	40,630,491
NXP Semiconductors NV	1,105	217,530
ON Semiconductor Corp.*	1,737	107,555
Qnity Electronics, Inc.	893	103,034
QUALCOMM, Inc.	4,624	595,479
Skyworks Solutions, Inc.(x)	705	37,753
Teradyne, Inc.	684	202,779
Texas Instruments, Inc.	3,933	763,553

		67,458,089

Software (9.9%)
Adobe, Inc.*	1,779	432,439
AppLovin Corp., Class A*	14,272	5,680,256
Autodesk, Inc.*	7,828	1,874,023
Cadence Design Systems, Inc.*	1,188	330,110
Crowdstrike Holdings, Inc., Class A*	1,102	430,232
Databricks(r)*	15,491	2,207,467
Datadog, Inc., Class A*	1,422	167,867
Docusign, Inc.*	63,635	3,016,935
Fair Isaac Corp.*	101	107,822
Fortinet, Inc.*	33,672	2,751,676
Gen Digital, Inc.	2,311	43,516
Intuit, Inc.	1,206	521,450
Microsoft Corp.	72,279	26,755,517
Netskope, Inc., Class A*	94,134	799,198
Oracle Corp.	7,337	1,079,346
Palantir Technologies, Inc., Class A*	9,899	1,448,026
Palo Alto Networks, Inc.*	3,490	559,517
PTC, Inc.*	495	70,533
Roper Technologies, Inc.	462	163,483
Rubrik, Inc., Class A*	20,900	1,023,473
Salesforce, Inc.	4,061	758,067
SentinelOne, Inc., Class A*	79,438	1,023,161
ServiceNow, Inc.*	43,635	4,562,039
Sprout Social, Inc., Class A*	29,266	166,816
Synopsys, Inc.*	831	329,475
Trimble, Inc.*	1,034	67,448
Tyler Technologies, Inc.*	191	65,395
Varonis Systems, Inc.*	59,300	1,273,171
Workday, Inc., Class A*	904	117,448

		57,825,906

Technology Hardware, Storage & Peripherals (5.8%)
Apple, Inc.	121,271	30,777,367
Dell Technologies, Inc., Class C	1,288	211,399
GPGI, Inc., Class A(x)	85,662	1,464,820
Hewlett Packard Enterprise Co.	5,680	135,241
HP, Inc.	3,792	72,844
NetApp, Inc.	837	85,700
Sandisk Corp.*	637	404,712
Seagate Technology Holdings plc	957	374,914
Super Micro Computer, Inc.*	2,198	50,049
Western Digital Corp.	1,469	397,350

		33,974,396

Total Information Technology		177,131,134

Materials (1.7%)
Chemicals (0.7%)
Air Products and Chemicals, Inc.	977	283,809
Albemarle Corp.	528	94,792
CF Industries Holdings, Inc.	667	86,603
Corteva, Inc.	2,907	243,345
Dow, Inc.	3,031	126,241
DuPont de Nemours, Inc.	1,773	81,204
Ecolab, Inc.	1,091	290,228
International Flavors & Fragrances, Inc.	1,126	81,691
Linde plc	2,024	1,003,418
LyondellBasell Industries NV, Class A	1,074	86,522
Mosaic Co. (The)	1,512	38,556
PPG Industries, Inc.	983	105,063
Sherwin-Williams Co. (The)	988	316,703
Solstice Advanced Materials, Inc.	14,800	1,127,168

		3,965,343

Construction Materials (0.7%)
CRH plc	2,943	309,368
Martin Marietta Materials, Inc.	268	157,766
Vulcan Materials Co.	14,559	3,964,416

		4,431,550

Containers & Packaging (0.1%)
Amcor plc	2,001	79,540
Avery Dennison Corp.	321	55,430
Ball Corp.	1,173	69,336
International Paper Co.	2,393	85,430
Packaging Corp. of America	394	83,615
Smurfit Westrock plc	2,257	89,941

		463,292

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	6,305	370,608
Newmont Corp.	4,724	511,373
Nucor Corp.	987	166,902
Steel Dynamics, Inc.	576	103,680

		1,152,563

Total Materials		10,012,748

Real Estate (1.9%)
Health Care REITs (0.2%)
Alexandria Real Estate Equities, Inc. (REIT)	720	33,422
Healthpeak Properties, Inc. (REIT)	2,856	46,924
Ventas, Inc. (REIT)	2,061	168,549
Welltower, Inc. (REIT)	3,014	595,898

		844,793

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	2,760	52,882

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	4,021	531,496

Office REITs (0.0%)†
BXP, Inc. (REIT)	654	33,942

Real Estate Management & Development (0.9%)
CBRE Group, Inc., Class A*	37,848	5,126,890
CoStar Group, Inc.*	1,793	72,330

		5,199,220

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	607	$99,153
Camden Property Trust (REIT)	439	42,873
Equity Residential (REIT)	1,531	90,559
Essex Property Trust, Inc. (REIT)	272	65,824
Invitation Homes, Inc. (REIT)	2,461	61,156
Mid-America Apartment Communities, Inc. (REIT)	493	60,205
UDR, Inc. (REIT)	1,409	47,596

		467,366

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	379	40,254
Kimco Realty Corp. (REIT)	2,834	63,680
Realty Income Corp. (REIT)	4,002	244,842
Regency Centers Corp. (REIT)	710	53,719
Simon Property Group, Inc. (REIT)	1,393	259,836

		662,331

Specialized REITs (0.5%)
American Tower Corp. (REIT)	2,015	347,749
Crown Castle, Inc. (REIT)	1,866	151,724
Digital Realty Trust, Inc. (REIT)	1,388	250,131
Equinix, Inc. (REIT)	423	414,641
Extra Space Storage, Inc. (REIT)	921	120,771
Iron Mountain, Inc. (REIT)	1,278	130,535
Public Storage (REIT)	683	185,011
SBA Communications Corp. (REIT)	7,232	1,244,700
VICI Properties, Inc. (REIT), Class A	4,627	126,410
Weyerhaeuser Co. (REIT)	3,203	78,249

		3,049,921

Total Real Estate		10,841,951

Utilities (1.3%)
Electric Utilities (0.8%)
Alliant Energy Corp.	1,102	79,080
American Electric Power Co., Inc.	2,350	308,038
Constellation Energy Corp.	1,345	375,591
Duke Energy Corp.	3,359	439,827
Edison International	1,718	125,723
Entergy Corp.	1,933	217,192
Evergy, Inc.	987	80,855
Eversource Energy	1,643	113,827
Exelon Corp.	4,386	215,002
FirstEnergy Corp.	2,326	117,835
NextEra Energy, Inc.	9,025	838,242
NRG Energy, Inc.	6,532	954,586
PG&E Corp.	9,650	169,550
Pinnacle West Capital Corp.	490	49,368
PPL Corp.	3,164	120,865
Southern Co. (The)	4,759	459,339
Xcel Energy, Inc.	2,589	205,670

		4,870,590

Gas Utilities (0.0%)†
Atmos Energy Corp.	715	132,075

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	3,043	42,876
Vistra Corp.	5,688	855,077

		897,953

Multi-Utilities (0.3%)
Ameren Corp.	1,166	128,167
CenterPoint Energy, Inc.	2,781	120,028
CMS Energy Corp.	1,340	103,957
Consolidated Edison, Inc.	1,543	174,637
Dominion Energy, Inc.	3,676	227,250
DTE Energy Co.	888	129,843
NiSource, Inc.	2,104	98,173
Public Service Enterprise Group, Inc.	2,151	174,124
Sempra	2,866	278,489
WEC Energy Group, Inc.	1,404	162,541

		1,597,209

Water Utilities (0.0%)†
American Water Works Co., Inc.	835	113,635

Total Utilities		7,611,462

Total Common Stocks (88.6%) (Cost $313,534,460)		517,439,609

PREFERRED STOCK:
Information Technology (0.0%)†
Software (0.0%)†
DataRobot, Inc. 0.000%(r)*	22,891	30,044

Total Preferred Stock (0.0%)† (Cost $300,833)		30,044

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.5%)
Communication Services (0.5%)
Entertainment (0.5%)
Live Nation Entertainment, Inc.
3.125%, 1/15/29	$1,955,000	2,969,645

Total Communication Services		2,969,645

Total Long-Term Debt Securities (0.5%) (Cost $2,047,544)		2,969,645

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (9.5%)
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	4,057,847	4,057,847
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	51,184,724	51,189,843

Total Investment Companies		55,247,690

Total Short-Term Investments (9.5%) (Cost $55,265,836)		55,247,690

Total Investments in Securities (98.6%) (Cost $371,148,673)		575,686,988
Other Assets Less Liabilities (1.4%)		7,936,711

Net Assets (100%)		$583,623,699

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $5,285,090. This was collateralized by $1,245,898 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.750%, maturing 7/9/26 – 11/15/55 and by cash of $4,057,847 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
BlackRock, Inc.	626	691,440	—	(20,521)	1,306	(70,195)	602,030	3,633	—

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	180	6/2026	USD	59,136,750	(1,309,501)

					(1,309,501)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$33,807,228	$—	$—	$33,807,228
Consumer Discretionary	50,474,151	—	—	50,474,151
Consumer Staples	35,194,580	—	—	35,194,580
Energy	24,477,453	—	—	24,477,453
Financials	46,469,427	—	—	46,469,427
Health Care	50,783,798	1,976,624	—	52,760,422
Industrials	68,533,925	—	125,128	68,659,053
Information Technology	172,638,485	2,285,182	2,207,467	177,131,134
Materials	10,012,748	—	—	10,012,748
Real Estate	10,841,951	—	—	10,841,951
Utilities	7,611,462	—	—	7,611,462
Convertible Bonds
Communication Services	—	2,969,645	—	2,969,645
Preferred Stocks
Information Technology	—	—	30,044	30,044
Short-Term Investments
Investment Companies	55,247,690	—	—	55,247,690

Total Assets	$566,092,898	$7,231,451	$2,362,639	$575,686,988

Liabilities:
Futures	$(1,309,501)	$—	$—	$(1,309,501)

Total Liabilities	$(1,309,501)	$—	$—	$(1,309,501)

Total	$564,783,397	$7,231,451	$2,362,639	$574,377,487

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$243,115,165
Aggregate gross unrealized depreciation	(40,325,335)

Net unrealized appreciation	$202,789,830

Federal income tax cost of investments in securities and derivative instruments, if applicable	$371,587,657

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.6%)
Diversified Telecommunication Services (0.9%)
AST SpaceMobile, Inc., Class A*	26,200	$2,171,194
AT&T, Inc.	822,378	23,840,738
Cogent Communications Holdings, Inc.	4,300	81,012
Comcast Corp., Class A	441,148	12,665,359
GCI Liberty, Inc., Class A*	200	7,370
GCI Liberty, Inc., Class C*	2,925	108,839
Globalstar, Inc.*	5,033	334,292
Iridium Communications, Inc.	11,300	313,462
Liberty Global Ltd., Class A*	21,600	261,144
Liberty Global Ltd., Class C*	19,900	233,427
Lumen Technologies, Inc.*	135,700	943,115
Uniti Group, Inc.	20,438	191,709
Verizon Communications, Inc.	495,294	24,863,759

		66,015,420

Entertainment (1.5%)
Electronic Arts, Inc.	29,600	6,034,552
Liberty Media Corp.-Liberty Formula One, Class A*	2,995	233,850
Liberty Media Corp.-Liberty Formula One, Class C*	25,379	2,157,722
Live Nation Entertainment, Inc.*	20,800	3,172,208
Madison Square Garden Sports Corp.*	1,900	610,660
Netflix, Inc.*	497,000	47,786,550
Playtika Holding Corp.	43,142	119,935
ROBLOX Corp., Class A*	74,800	4,230,688
Roku, Inc.*	18,500	1,750,470
Spotify Technology SA*	18,060	8,757,475
Take-Two Interactive Software, Inc.*	22,111	4,366,922
TKO Group Holdings, Inc., Class A	7,800	1,572,870
Walt Disney Co. (The)	208,339	20,079,713
Warner Bros Discovery, Inc.*	283,146	7,775,189

		108,648,804

Interactive Media & Services (6.8%)
Alphabet, Inc., Class A	681,740	196,041,154
Alphabet, Inc., Class C	555,100	159,235,986
Angi, Inc., Class A*	2,756	18,879
Cargurus, Inc., Class A*	6,900	234,945
Grindr, Inc.*	17,500	211,575
IAC, Inc.*	5,250	210,157
Match Group, Inc.	44,698	1,372,676
Meta Platforms, Inc., Class A	256,087	146,515,055
Pinterest, Inc., Class A(x)*	73,500	1,347,990
Reddit, Inc., Class A*	14,600	1,965,890
TripAdvisor, Inc.*	17,100	182,286
Yelp, Inc., Class A*	8,100	200,394
Ziff Davis, Inc.*	3,800	159,448

		507,696,435

Media (0.2%)
Cable One, Inc.*	500	45,605
Charter Communications, Inc., Class A*	11,379	2,456,499
DoubleVerify Holdings, Inc.*	19,700	187,150
EchoStar Corp., Class A*	16,600	1,943,362
Fox Corp., Class A	26,708	1,559,747
Fox Corp., Class B	18,600	987,660
John Wiley & Sons, Inc., Class A	800	30,480
Liberty Broadband Corp., Class A*	1,000	50,220
Liberty Broadband Corp., Class C*	14,628	735,788
New York Times Co. (The), Class A	20,500	1,716,465
News Corp., Class A	45,961	1,145,808
News Corp., Class B	24,000	684,240
Nexstar Media Group, Inc., Class A	3,272	591,676
Omnicom Group, Inc.	38,324	2,886,181
Sirius XM Holdings, Inc.	25,100	579,308
Trade Desk, Inc. (The), Class A*	61,660	1,399,065
Versant Media Group, Inc.*	17,000	629,340

		17,628,594

Wireless Telecommunication Services (0.2%)
Millicom International Cellular SA	11,800	884,292
Telephone and Data Systems, Inc.	9,400	395,740
T-Mobile US, Inc.	57,003	11,972,340

		13,252,372

Total Communication Services		713,241,625

Consumer Discretionary (9.8%)
Automobile Components (0.1%)
Adient plc*	15,253	308,263
Aptiv plc*	30,800	2,138,752
BorgWarner, Inc.	24,460	1,327,199
Dana, Inc.	4,000	134,600
Dorman Products, Inc.*	2,600	271,336
Fox Factory Holding Corp.*	6,900	113,574
Gentex Corp.	27,100	592,135
Goodyear Tire & Rubber Co. (The)*	39,400	261,222
LCI Industries	3,100	381,238
Lear Corp.	10,600	1,283,448
Phinia, Inc.	7,072	484,008
QuantumScape Corp., Class A*	33,400	213,092
Visteon Corp.	900	81,999

		7,590,866

Automobiles (1.9%)
Ford Motor Co.	504,036	5,816,576
General Motors Co.	106,000	7,897,000
Rivian Automotive, Inc., Class A*	95,884	1,443,054
Tesla, Inc.*	330,927	123,022,112
Thor Industries, Inc.	6,300	503,307

		138,682,049

Broadline Retail (3.3%)
Amazon.com, Inc.*	1,124,975	234,298,543
Coupang, Inc., Class A*	161,600	3,051,008
eBay, Inc.	55,170	5,021,574
Etsy, Inc.*	12,000	599,760
Macy’s, Inc.	32,800	593,352
Ollie’s Bargain Outlet Holdings, Inc.*	10,100	929,604

		244,493,841

Distributors (0.0%)†
Genuine Parts Co.	17,100	1,808,325
LKQ Corp.	37,900	1,113,123
Pool Corp.	4,400	890,252

		3,811,700

Diversified Consumer Services (0.1%)
ADT, Inc.	18,814	123,608
Bright Horizons Family Solutions, Inc.*	7,500	615,975
Coursera, Inc.*	13,100	76,242
Covista, Inc.*	4,700	541,675
Driven Brands Holdings, Inc.*	8,331	105,054
Duolingo, Inc., Class A*	4,800	473,136
Graham Holdings Co., Class B	400	422,904
Grand Canyon Education, Inc.*	2,800	476,084
H&R Block, Inc.	11,050	350,727
Liberty Live Holdings, Inc., Class C*	4,634	436,106
Matthews International Corp., Class A	7,100	183,322
Mister Car Wash, Inc.*	8,900	62,033
Service Corp. International	16,200	1,336,662
Strategic Education, Inc.	2,600	215,696

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Stride, Inc.*	5,500	$484,935

		5,904,159

Hotels, Restaurants & Leisure (1.9%)
Airbnb, Inc., Class A*	49,000	6,187,720
Aramark	35,100	1,422,954
Booking Holdings, Inc.	3,880	16,336,042
Boyd Gaming Corp.	1,300	106,834
Brinker International, Inc.*	5,800	828,066
Caesars Entertainment, Inc.*	23,800	629,034
Carnival Corp.	141,160	3,653,221
Cava Group, Inc.*	10,400	841,360
Chipotle Mexican Grill, Inc.*	168,300	5,387,283
Churchill Downs, Inc.	7,400	664,742
Darden Restaurants, Inc.	15,350	3,009,214
Domino’s Pizza, Inc.	5,100	1,829,829
DoorDash, Inc., Class A*	44,998	6,756,450
DraftKings, Inc., Class A*	61,700	1,333,954
Dutch Bros, Inc., Class A*	14,500	734,570
Expedia Group, Inc.	13,987	3,229,458
Flutter Entertainment plc, Class DI*	22,000	2,242,900
Hilton Worldwide Holdings, Inc.	26,987	8,206,207
Hyatt Hotels Corp., Class A	7,100	1,020,909
Las Vegas Sands Corp.	40,200	2,165,976
Marriott International, Inc., Class A	26,005	8,505,455
McDonald’s Corp.	85,021	26,423,677
MGM Resorts International*	33,500	1,239,835
Norwegian Cruise Line Holdings Ltd.*	55,300	1,034,110
Papa John’s International, Inc.	5,200	168,532
Planet Fitness, Inc., Class A*	12,600	937,188
Red Rock Resorts, Inc., Class A	6,100	325,496
Restaurant Brands International, Inc.	40,600	3,000,340
Royal Caribbean Cruises Ltd.	30,850	8,489,303
Shake Shack, Inc., Class A*	4,800	424,656
Starbucks Corp.	137,300	12,300,707
Texas Roadhouse, Inc., Class A	8,400	1,387,176
Travel + Leisure Co.	5,470	378,469
Vail Resorts, Inc.(x)	4,300	551,776
Viking Holdings Ltd.*	25,500	1,873,740
Wingstop, Inc.	4,000	619,880
Wyndham Hotels & Resorts, Inc.	14,570	1,183,521
Wynn Resorts Ltd.(x)	10,300	1,045,965
Yum! Brands, Inc.	33,340	5,183,703

		141,660,252

Household Durables (0.4%)
Cavco Industries, Inc.*	900	435,861
Champion Homes, Inc.*	7,600	565,212
DR Horton, Inc.	33,900	4,651,758
Garmin Ltd.	19,300	4,477,793
Helen of Troy Ltd.*	1,700	24,514
Installed Building Products, Inc.	2,700	715,905
Leggett & Platt, Inc.	10,100	99,788
Lennar Corp., Class A	25,889	2,248,201
Lennar Corp., Class B(x)	1,300	109,356
LGI Homes, Inc.*	200	7,906
M/I Homes, Inc.*	900	110,205
Meritage Homes Corp.	8,700	538,008
Mohawk Industries, Inc.*	7,200	708,912
Newell Brands, Inc.	26,190	89,832
NVR, Inc.*	400	2,635,932
PulteGroup, Inc.	24,900	2,928,489
SharkNinja, Inc.*	9,100	963,690
Somnigroup International, Inc.	25,500	1,884,960
Sonos, Inc.*	13,700	183,580
Taylor Morrison Home Corp., Class A*	14,900	867,776
Toll Brothers, Inc.	11,300	1,542,111
TopBuild Corp.*	3,311	1,163,154
Tri Pointe Homes, Inc.*	5,000	233,650
Whirlpool Corp.(x)	6,700	361,264

		27,547,857

Leisure Products (0.0%)†
Acushnet Holdings Corp.	6,600	616,968
Brunswick Corp.	7,800	567,528
Callaway Golf Co.*	16,300	226,244
Hasbro, Inc.	15,400	1,441,440
Mattel, Inc.*	54,800	796,244
Peloton Interactive, Inc., Class A*	44,903	192,634
Polaris, Inc.(x)	2,600	141,700
YETI Holdings, Inc.*	12,900	472,011

		4,454,769

Specialty Retail (1.8%)
Abercrombie & Fitch Co., Class A*	5,600	511,672
Advance Auto Parts, Inc.(x)	8,500	448,375
American Eagle Outfitters, Inc.	25,800	430,860
Asbury Automotive Group, Inc.*	1,600	312,656
AutoNation, Inc.*	2,700	527,202
AutoZone, Inc.*	2,090	7,059,560
Best Buy Co., Inc.	22,910	1,470,822
Boot Barn Holdings, Inc.*	3,700	541,532
Burlington Stores, Inc.*	7,800	2,537,964
CarMax, Inc.*	18,150	754,677
Carvana Co.*	16,100	5,061,518
Chewy, Inc., Class A*	26,200	707,400
Dick’s Sporting Goods, Inc.	9,713	1,925,991
Five Below, Inc.*	8,200	1,873,536
Floor & Decor Holdings, Inc., Class A*	16,700	848,360
GameStop Corp., Class A*	51,500	1,186,560
Gap, Inc. (The)	25,700	621,940
Home Depot, Inc. (The)	117,640	38,690,619
Lithia Motors, Inc., Class A	4,300	1,073,796
Lowe’s Cos., Inc.	67,163	15,869,274
Monro, Inc.	1,800	28,872
Murphy USA, Inc.	2,555	1,262,093
O’Reilly Automotive, Inc.*	98,750	9,115,612
Penske Automotive Group, Inc.	2,000	299,040
RH(x)*	2,000	279,640
Ross Stores, Inc.	39,120	8,474,566
TJX Cos., Inc. (The)	134,000	21,399,800
Tractor Supply Co.	72,000	3,261,600
Ulta Beauty, Inc.*	5,700	2,979,447
Upbound Group, Inc.	9,600	173,280
Urban Outfitters, Inc.*	8,000	506,800
Valvoline, Inc.(x)*	11,388	383,548
Wayfair, Inc., Class A*	11,800	887,478
Williams-Sonoma, Inc.	15,600	2,844,348

		134,350,438

Textiles, Apparel & Luxury Goods (0.3%)
Amer Sports, Inc.*	18,700	615,604
Capri Holdings Ltd.*	15,600	274,872
Carter’s, Inc.	4,180	149,477
Columbia Sportswear Co.	700	38,367
Deckers Outdoor Corp.*	20,000	2,001,800
Kontoor Brands, Inc.	7,400	520,146
Lululemon Athletica, Inc.*	13,200	2,020,920
NIKE, Inc., Class B	145,120	7,665,238
On Holding AG, Class A*	27,600	938,952
PVH Corp.	6,981	486,995
Ralph Lauren Corp.	4,570	1,572,034
Tapestry, Inc.	24,727	3,489,227
Under Armour, Inc., Class A(x)*	44,900	265,359

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
VF Corp.	43,300	$735,667

		20,774,658

Total Consumer Discretionary		729,270,589

Consumer Staples (5.0%)
Beverages (1.0%)
Celsius Holdings, Inc.*	22,800	808,944
Coca-Cola Co. (The)	459,540	34,948,017
Coca-Cola Consolidated, Inc.	7,000	1,342,180
Constellation Brands, Inc., Class A	16,400	2,460,000
Keurig Dr Pepper, Inc.	154,510	4,068,248
Molson Coors Beverage Co., Class B(x)	20,650	889,189
Monster Beverage Corp.*	86,300	6,253,298
PepsiCo, Inc.	160,690	24,953,550

		75,723,426

Consumer Staples Distribution & Retail (2.0%)
Albertsons Cos., Inc., Class A	61,400	1,046,256
BJ’s Wholesale Club Holdings, Inc.*	20,700	2,037,294
Casey’s General Stores, Inc.	4,300	3,129,798
Costco Wholesale Corp.	52,450	52,262,753
Dollar General Corp.	27,100	3,217,583
Dollar Tree, Inc.*	22,923	2,510,298
Kroger Co. (The)	68,120	4,929,163
Maplebear, Inc.*	23,600	884,056
Performance Food Group Co.*	23,132	1,981,487
Sprouts Farmers Market, Inc.*	12,500	964,125
Sysco Corp.	63,450	4,525,889
Target Corp.	54,060	6,552,072
US Foods Holding Corp.*	30,600	2,821,626
Walmart, Inc.	510,260	63,415,113

		150,277,513

Food Products (0.5%)
Archer-Daniels-Midland Co.	57,760	4,198,574
Bunge Global SA	14,580	1,854,576
Campbell’s Co. (The)(x)	31,300	697,051
Conagra Brands, Inc.	77,592	1,219,746
Darling Ingredients, Inc.*	18,900	1,168,965
General Mills, Inc.	76,300	2,839,886
Hershey Co. (The)	18,650	3,877,149
Hormel Foods Corp.	44,500	1,007,925
Ingredion, Inc.	8,200	923,812
J M Smucker Co. (The)	12,403	1,196,145
Kraft Heinz Co. (The)	118,536	2,665,875
Lamb Weston Holdings, Inc.	22,050	931,833
McCormick & Co., Inc. (Non-Voting)	31,800	1,603,992
Mondelez International, Inc., Class A	151,910	8,756,093
Pilgrim’s Pride Corp.	10,100	381,376
Smithfield Foods, Inc.	17,400	486,678
Tyson Foods, Inc., Class A	39,200	2,511,544

		36,321,220

Household Products (0.8%)
Church & Dwight Co., Inc.	33,700	3,144,884
Clorox Co. (The)	16,250	1,683,987
Colgate-Palmolive Co.	95,020	8,098,555
Kimberly-Clark Corp.	44,400	4,283,268
Procter & Gamble Co. (The)	277,445	40,074,156

		57,284,850

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	28,100	2,016,737
Kenvue, Inc.	250,956	4,326,481

		6,343,218

Tobacco (0.6%)
Altria Group, Inc.	197,790	13,052,162
Philip Morris International, Inc.	185,230	30,625,928

		43,678,090

Total Consumer Staples		369,628,317

Energy (4.2%)
Energy Equipment & Services (0.4%)
Archrock, Inc.	12,600	438,480
Baker Hughes Co.	117,984	7,202,923
Cactus, Inc., Class A	4,300	203,691
Halliburton Co.	102,730	4,005,443
Helmerich & Payne, Inc.	19,100	688,173
Innovex International, Inc.*	1,000	24,390
Kodiak Gas Services, Inc.	12,000	699,840
Liberty Energy, Inc., Class A	21,863	629,654
Noble Corp. plc	13,200	647,724
NOV, Inc.	45,380	853,598
Oceaneering International, Inc.*	14,000	496,580
Patterson-UTI Energy, Inc.	51,000	552,330
SLB Ltd.	178,471	9,171,625
TechnipFMC plc	48,000	3,318,240
Tidewater, Inc.*	7,900	660,045
Transocean Ltd.*	136,200	903,006
Valaris Ltd.*	9,900	970,596
Weatherford International plc	7,900	747,182

		32,213,520

Oil, Gas & Consumable Fuels (3.8%)
Antero Midstream Corp.	54,300	1,238,040
Antero Resources Corp.*	37,300	1,583,012
APA Corp.	41,117	1,745,005
California Resources Corp.	8,300	574,526
Centrus Energy Corp., Class A*	3,300	572,847
Cheniere Energy, Inc.	25,400	7,207,504
Chevron Corp.	219,668	45,449,309
Chord Energy Corp.	7,345	1,044,312
Clean Energy Fuels Corp.*	52,500	130,200
CNX Resources Corp.*	16,300	628,365
Comstock Resources, Inc.*	20,800	438,464
ConocoPhillips	145,086	19,151,352
Core Natural Resources, Inc.	4,700	492,231
Coterra Energy, Inc.	89,135	3,132,204
Crescent Energy Co., Class A	42,200	569,700
CVR Energy, Inc.*	11,200	376,880
Devon Energy Corp.	72,494	3,647,898
Diamondback Energy, Inc.	24,141	4,774,848
DT Midstream, Inc.	12,000	1,616,040
Energy Fuels, Inc.*	28,000	511,000
EOG Resources, Inc.	64,100	9,266,937
EQT Corp.	71,997	4,581,889
Excelerate Energy, Inc., Class A	4,700	157,074
Expand Energy Corp.	27,545	3,023,890
Exxon Mobil Corp.#	495,512	84,068,566
Golar LNG Ltd.	12,400	670,964
Gulfport Energy Corp.*	1,900	401,983
HF Sinclair Corp.	23,686	1,477,770
HighPeak Energy, Inc.	400	2,760
International Seaways, Inc.	6,800	495,584
Kinder Morgan, Inc.	231,371	7,757,870
Kinetik Holdings, Inc., Class A(x)	7,100	343,711
Kosmos Energy Ltd.*	28,800	80,064
Magnolia Oil & Gas Corp., Class A	22,700	716,639
Marathon Petroleum Corp.	35,233	8,603,194
Matador Resources Co.	15,000	947,700
Murphy Oil Corp.	18,800	775,500
Northern Oil & Gas, Inc.(x)	23,700	692,751
Occidental Petroleum Corp.	87,535	5,689,775
ONEOK, Inc.	77,013	6,961,205
Ovintiv, Inc.	31,500	1,869,840

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
PBF Energy, Inc., Class A	14,700	$700,014
Peabody Energy Corp.	16,200	533,790
Permian Resources Corp., Class A	86,200	1,837,784
Phillips 66	48,788	8,888,198
Range Resources Corp.	38,900	1,757,502
Scorpio Tankers, Inc.	6,900	515,154
SM Energy Co.	28,900	901,102
Targa Resources Corp.	25,100	6,293,323
Texas Pacific Land Corp.	7,500	3,559,200
Uranium Energy Corp.(x)*	55,300	746,550
Valero Energy Corp.	35,930	8,877,584
Viper Energy, Inc., Class A	16,500	775,335
Williams Cos., Inc. (The)	143,879	10,471,514
World Kinect Corp.	10,700	246,849

		279,573,302

Total Energy		311,786,822

Financials (13.0%)
Banks (3.7%)
Ameris Bancorp	7,600	592,724
Associated Banc-Corp.	8,200	212,052
Atlantic Union Bankshares Corp.	12,100	432,454
Axos Financial, Inc.*	3,800	323,342
Banc of California, Inc.	26,300	462,354
BancFirst Corp.	3,600	390,600
Bancorp, Inc. (The)*	7,100	381,483
Bank of America Corp.	770,246	37,549,492
Bank of Hawaii Corp.	2,300	170,775
Bank of NT Butterfield & Son Ltd. (The)	900	47,232
Bank OZK	4,900	224,861
BankUnited, Inc.	2,600	117,416
Banner Corp.	1,100	66,748
Beacon Financial Corp.	2,610	78,300
BOK Financial Corp.	4,050	518,643
Cathay General Bancorp	8,930	445,250
Central BanCo, Inc., Class A	7,500	179,625
Citigroup, Inc.	203,284	23,054,438
Citizens Financial Group, Inc.	51,078	3,063,148
City Holding Co.	1,430	170,914
Columbia Banking System, Inc.	42,310	1,160,563
Columbia Financial, Inc.*	6,000	105,060
Commerce Bancshares, Inc.	20,365	1,001,958
Community Financial System, Inc.	7,000	410,550
Cullen/Frost Bankers, Inc.	7,800	1,069,224
CVB Financial Corp.	20,700	401,373
Dime Community Bancshares, Inc.	297	10,045
East West Bancorp, Inc.	18,200	1,943,032
Eastern Bankshares, Inc.	12,000	234,720
Enterprise Financial Services Corp.	100	5,411
FB Financial Corp.	2,500	129,850
Fifth Third Bancorp	108,472	5,039,609
First Bancorp	11,700	249,912
First Busey Corp.	1,833	46,320
First Citizens BancShares, Inc., Class A	1,272	2,397,287
First Commonwealth Financial Corp.	3,500	61,530
First Financial Bancorp	12,300	342,924
First Financial Bankshares, Inc.	12,300	362,235
First Financial Corp.	5,300	334,960
First Hawaiian, Inc.	9,300	229,152
First Horizon Corp.	63,050	1,435,018
First Merchants Corp.	7,800	302,094
Flagstar Bank NA	44,400	584,748
FNB Corp.	46,456	776,744
Fulton Financial Corp.	12,600	256,284
Glacier Bancorp, Inc.	20,100	897,867
Hancock Whitney Corp.	8,124	516,605
Hilltop Holdings, Inc.	8,700	311,634
Home BancShares, Inc.	27,800	748,654
Hope Bancorp, Inc.	3,383	37,788
Huntington Bancshares, Inc.	270,055	4,226,361
Independent Bank Corp.	5,000	376,050
International Bancshares Corp.	6,800	457,572
JPMorgan Chase & Co.	318,625	93,726,730
Kearny Financial Corp.	9,432	71,212
KeyCorp	115,802	2,321,830
Live Oak Bancshares, Inc.	3,400	112,438
M&T Bank Corp.	20,412	4,219,569
Mechanics Bancorp	900	13,275
NBT Bancorp, Inc.	2,600	110,708
NU Holdings Ltd., Class A*	394,100	5,663,217
OceanFirst Financial Corp.	3,200	57,728
Old National Bancorp	46,300	1,023,230
Park National Corp.	1,500	245,175
Pinnacle Financial Partners, Inc.	22,160	1,908,862
PNC Financial Services Group, Inc. (The)	46,718	9,721,549
Popular, Inc.	8,750	1,173,987
Prosperity Bancshares, Inc.	13,412	901,018
Provident Financial Services, Inc.	5,800	122,728
Regions Financial Corp.	121,200	3,165,744
Renasant Corp.	300	10,839
S&T Bancorp, Inc.	4,200	175,686
ServisFirst Bancshares, Inc.	6,300	458,829
Simmons First National Corp., Class A	14,600	283,970
SouthState Bank Corp.	14,557	1,346,814
TFS Financial Corp.(x)	26,400	370,920
Tompkins Financial Corp.	2,639	208,059
Towne Bank	8,879	298,956
Truist Financial Corp.	151,960	6,985,601
Trustmark Corp.	850	35,819
UMB Financial Corp.	6,715	757,385
United Bankshares, Inc.	20,400	844,968
United Community Banks, Inc.	14,900	469,201
US Bancorp	185,790	9,662,938
Valley National Bancorp	46,100	566,108
WaFd, Inc.	9,500	298,300
Webster Financial Corp.	22,688	1,575,001
Wells Fargo & Co.	363,173	28,912,203
WesBanco, Inc.	4,600	158,654
Western Alliance Bancorp	14,200	1,006,070
Wintrust Financial Corp.	11,500	1,597,810
WSFS Financial Corp.	3,590	235,001
Zions Bancorp NA	17,400	1,002,588

		276,765,705

Capital Markets (3.3%)
Acadian Asset Management, Inc.	600	32,652
Affiliated Managers Group, Inc.	4,640	1,283,888
Ameriprise Financial, Inc.	11,060	4,915,064
Ares Management Corp., Class A	24,481	2,670,877
Artisan Partners Asset Management, Inc., Class A	10,105	367,721
Bank of New York Mellon Corp. (The)	85,250	10,113,208
BGC Group, Inc., Class A	24,600	240,588
BlackRock, Inc.	17,863	17,179,026
Blackstone, Inc.	90,300	10,383,597
Blue Owl Capital, Inc., Class A	62,400	569,712
Brookfield Asset Management Ltd., Class A	48,000	2,133,600
Carlyle Group, Inc. (The)	32,000	1,548,480
Cboe Global Markets, Inc.	14,300	4,019,301
Charles Schwab Corp. (The)	195,875	18,408,332

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
CME Group, Inc.	42,465	$12,542,038
Cohen & Steers, Inc.	5,200	325,260
Coinbase Global, Inc., Class A*	27,100	4,731,931
DigitalBridge Group, Inc.	18,075	278,717
Evercore, Inc., Class A	4,800	1,432,848
FactSet Research Systems, Inc.	4,900	1,063,251
Franklin Resources, Inc.(x)	54,890	1,296,502
Freedom Holding Corp.(x)*	2,600	376,688
Goldman Sachs Group, Inc. (The)	35,000	29,609,650
Hamilton Lane, Inc., Class A	4,800	477,120
Houlihan Lokey, Inc., Class A	6,600	947,892
Interactive Brokers Group, Inc., Class A	56,160	3,766,651
Intercontinental Exchange, Inc.	67,916	10,681,828
Invesco Ltd.	43,300	1,051,757
Janus Henderson Group plc	16,100	827,057
Jefferies Financial Group, Inc.	24,488	1,010,620
KKR & Co., Inc.	85,391	7,898,667
Lazard, Inc.	3,900	165,672
LPL Financial Holdings, Inc.	10,600	3,188,798
Marex Group plc	9,900	441,342
MarketAxess Holdings, Inc.	5,660	933,787
Moelis & Co., Class A	8,800	501,600
Moody’s Corp.	19,550	8,528,687
Morgan Stanley	133,087	21,902,128
Morningstar, Inc.	3,500	591,675
MSCI, Inc.	9,034	4,869,416
Nasdaq, Inc.	52,300	4,439,747
Northern Trust Corp.	22,250	3,105,433
Piper Sandler Cos.	7,200	551,160
Raymond James Financial, Inc.	21,200	3,069,548
Robinhood Markets, Inc., Class A*	92,800	6,431,040
S&P Global, Inc.	35,534	15,114,032
SEI Investments Co.	16,150	1,267,290
State Street Corp.	36,150	4,575,144
StepStone Group, Inc., Class A	4,400	209,968
Stifel Financial Corp.	23,262	1,719,527
StoneX Group, Inc.*	8,625	695,606
T. Rowe Price Group, Inc.	31,280	2,819,579
TPG, Inc., Class A	16,200	656,262
Tradeweb Markets, Inc., Class A	15,000	1,764,900
Victory Capital Holdings, Inc., Class A(x)	5,500	360,140
Virtu Financial, Inc., Class A	6,900	303,462
XP, Inc., Class A	49,000	932,960

		241,323,426

Consumer Finance (0.6%)
Ally Financial, Inc.	37,869	1,485,601
American Express Co.	64,256	19,436,155
Bread Financial Holdings, Inc.	300	22,467
Capital One Financial Corp.	72,078	13,149,190
Credit Acceptance Corp.*	500	211,730
Enova International, Inc.*	2,300	312,409
Figure Technology Solutions, Inc., Class A*	27,800	943,810
FirstCash Holdings, Inc.	4,572	859,536
Navient Corp.	25,584	209,277
Nelnet, Inc., Class A	4,000	515,840
OneMain Holdings, Inc.	17,900	957,471
SoFi Technologies, Inc.*	139,800	2,220,024
Synchrony Financial	46,952	3,193,675
Upstart Holdings, Inc.*	10,100	259,065

		43,776,250

Financial Services (3.4%)
Affirm Holdings, Inc., Class A*	34,000	1,557,880
Apollo Global Management, Inc.	51,686	5,758,854
Berkshire Hathaway, Inc., Class B*	216,336	103,668,211
Block, Inc., Class A*	62,724	3,774,730
Burford Capital Ltd.	17,600	79,552
Corebridge Financial, Inc.	37,700	899,522
Corpay, Inc.*	8,800	2,560,712
Enact Holdings, Inc.	10,900	444,829
Essent Group Ltd.	17,600	1,028,544
Euronet Worldwide, Inc.*	4,700	311,939
Evertec, Inc.	2,500	70,550
Fidelity National Information Services, Inc.	66,069	3,099,297
Fiserv, Inc.*	69,202	3,861,472
Flywire Corp.*	14,600	169,944
Global Payments, Inc.	32,476	2,185,635
Jack Henry & Associates, Inc.	11,430	1,806,397
Jackson Financial, Inc., Class A	11,800	1,247,496
Marqeta, Inc., Class A*	66,800	272,544
Mastercard, Inc., Class A	94,300	47,117,938
MGIC Investment Corp.	42,500	1,115,625
NCR Atleos Corp.*	3,300	143,814
NMI Holdings, Inc., Class A*	4,700	176,297
Payoneer Global, Inc.*	56,500	272,895
PayPal Holdings, Inc.	117,153	5,298,830
PennyMac Financial Services, Inc.	3,833	335,004
Radian Group, Inc.	7,800	258,024
Remitly Global, Inc.*	22,900	358,843
Rocket Cos., Inc., Class A*	114,400	1,630,200
Sezzle, Inc.*	3,800	240,502
Toast, Inc., Class A*	52,200	1,383,822
Visa, Inc., Class A	197,412	59,665,803
Voya Financial, Inc.	14,900	1,017,968
Walker & Dunlop, Inc.	3,700	164,206
WEX, Inc.*	4,000	612,160

		252,590,039

Insurance (1.9%)
Aflac, Inc.	55,200	6,055,992
Allstate Corp. (The)	30,540	6,332,164
American Financial Group, Inc.	12,030	1,536,351
American International Group, Inc.	63,236	4,758,509
Aon plc, Class A	26,319	8,495,247
Arch Capital Group Ltd.*	42,000	4,031,580
Arthur J Gallagher & Co.	32,300	6,995,534
Assurant, Inc.	6,200	1,350,422
Assured Guaranty Ltd.	4,800	391,104
Axis Capital Holdings Ltd.	10,270	1,041,481
Baldwin Insurance Group, Inc. (The), Class A*	11,200	245,728
Brighthouse Financial, Inc.*	1,932	115,688
Brown & Brown, Inc.	32,900	2,145,409
Chubb Ltd.	44,551	14,520,507
Cincinnati Financial Corp.	20,320	3,197,352
CNA Financial Corp.	6,900	316,848
CNO Financial Group, Inc.	7,400	303,844
Employers Holdings, Inc.	600	24,684
Everest Group Ltd.	6,100	1,993,785
F&G Annuities & Life, Inc.	11,550	292,446
Fidelity National Financial, Inc.	33,580	1,557,440
First American Financial Corp.	17,600	1,061,104
Genworth Financial, Inc., Class A*	19,600	159,152
Globe Life, Inc.	10,605	1,475,898
Goosehead Insurance, Inc., Class A*	600	25,596
Hanover Insurance Group, Inc. (The)	6,190	1,073,037
Hartford Insurance Group, Inc. (The)	36,910	4,991,339
Kemper Corp.	1,782	54,458
Kinsale Capital Group, Inc.	3,800	1,298,308
Lincoln National Corp.	30,350	1,077,425
Loews Corp.	19,792	2,112,598
Markel Group, Inc.*	1,760	3,368,763

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Marsh & McLennan Cos., Inc.	58,750	$10,190,187
MBIA, Inc.*	3,100	18,321
Mercury General Corp.	5,000	440,750
MetLife, Inc.	70,560	4,990,003
Old Republic International Corp.	30,794	1,228,681
Palomar Holdings, Inc.*	1,700	203,150
Primerica, Inc.	5,900	1,477,832
Principal Financial Group, Inc.	30,800	2,775,388
ProAssurance Corp.*	600	14,832
Progressive Corp. (The)	71,500	14,174,160
Prudential Financial, Inc.	42,831	4,184,160
Reinsurance Group of America, Inc.	9,310	1,900,730
RenaissanceRe Holdings Ltd.	6,560	1,949,829
RLI Corp.	1,760	100,390
Ryan Specialty Holdings, Inc., Class A	12,600	425,124
Selective Insurance Group, Inc.	1,800	135,702
Travelers Cos., Inc. (The)	25,470	7,429,090
Trupanion, Inc.*	1,000	25,610
Unum Group	23,800	1,738,114
W.R. Berkley Corp.	26,400	1,749,792
White Mountains Insurance Group Ltd.	300	659,088
Willis Towers Watson plc	13,100	3,808,170

		142,018,896

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)(x)	103,900	1,042,117
Annaly Capital Management, Inc. (REIT)	82,988	1,755,196
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,900	30,624
Arbor Realty Trust, Inc. (REIT)	34,900	269,079
Blackstone Mortgage Trust, Inc. (REIT), Class A	6,800	130,220
Claros Mortgage Trust, Inc. (REIT)*	2,700	6,426
Rithm Capital Corp. (REIT)	66,550	630,894
Starwood Property Trust, Inc. (REIT)(x)	57,200	984,984

		4,849,540

Total Financials		961,323,856

Health Care (9.9%)
Biotechnology (2.3%)
AbbVie, Inc.	207,730	45,179,198
ACADIA Pharmaceuticals, Inc.*	17,100	380,646
ADMA Biologics, Inc.*	29,900	269,399
Agios Pharmaceuticals, Inc.*	2,300	77,809
Alector, Inc.*	1,800	3,870
Alkermes plc*	20,700	731,952
Allogene Therapeutics, Inc.*	24,600	60,024
Alnylam Pharmaceuticals, Inc.*	15,400	5,095,398
Amgen, Inc.	63,068	22,190,476
Amicus Therapeutics, Inc.*	51,600	746,136
AnaptysBio, Inc.*	6,600	366,036
Anavex Life Sciences Corp.*	23,900	73,373
Apellis Pharmaceuticals, Inc.*	14,000	563,220
Arcellx, Inc.*	4,900	562,618
Arcturus Therapeutics Holdings, Inc.*	400	3,088
Arcus Biosciences, Inc.*	6,200	133,920
Arrowhead Pharmaceuticals, Inc.*	22,200	1,391,940
Atrium Therapeutics, Inc.*	1,450	19,386
Beam Therapeutics, Inc.*	7,300	173,959
BioCryst Pharmaceuticals, Inc.*	35,300	336,056
Biogen, Inc.*	17,260	3,164,276
Biohaven Ltd.*	9,700	82,062
BioMarin Pharmaceutical, Inc.*	28,200	1,593,018
Bridgebio Pharma, Inc.*	18,844	1,399,355
Caris Life Sciences, Inc.*	41,400	740,232
Celcuity, Inc.*	5,300	604,942
CG oncology, Inc.*	8,900	602,352
Cogent Biosciences, Inc.*	16,600	638,934
CRISPR Therapeutics AG*	10,000	475,700
Cytokinetics, Inc.*	12,600	830,466
Denali Therapeutics, Inc.*	14,300	274,560
Dyne Therapeutics, Inc.*	10,800	195,804
Editas Medicine, Inc.*	11,500	28,405
Exelixis, Inc.*	38,900	1,668,421
Fate Therapeutics, Inc.*	12,600	15,120
Gilead Sciences, Inc.	149,191	20,792,750
GRAIL, Inc.*	4,016	207,547
Halozyme Therapeutics, Inc.*	17,900	1,156,877
Ideaya Biosciences, Inc.*	13,500	449,820
ImmunityBio, Inc.*	71,300	546,871
Immunovant, Inc.*	15,700	389,988
Incyte Corp.*	19,700	1,854,164
Insmed, Inc.*	24,900	4,071,648
Ionis Pharmaceuticals, Inc.*	24,800	1,862,232
Ironwood Pharmaceuticals, Inc., Class A*	4,000	14,040
Kodiak Sciences, Inc.*	3,500	133,420
Krystal Biotech, Inc.*	3,200	826,624
Kura Oncology, Inc.*	12,500	101,625
Kymera Therapeutics, Inc.*	7,000	583,030
Madrigal Pharmaceuticals, Inc.*	2,400	1,256,328
Mirum Pharmaceuticals, Inc.*	6,500	600,470
Moderna, Inc.*	44,417	2,256,383
Myriad Genetics, Inc.*	11,500	51,750
Natera, Inc.*	16,300	3,259,837
Neurocrine Biosciences, Inc.*	14,500	1,910,230
Nkarta, Inc.*	800	1,688
Novavax, Inc.*	12,200	99,308
Nuvalent, Inc., Class A*	4,800	491,760
Organogenesis Holdings, Inc., Class A*	25,100	59,487
PDL BioPharma, Inc.(r)*	46,000	—
Praxis Precision Medicines, Inc.*	2,400	773,256
Protagonist Therapeutics, Inc.*	6,900	727,260
Prothena Corp. plc*	3,300	32,076
PTC Therapeutics, Inc.*	8,000	545,040
Recursion Pharmaceuticals, Inc., Class A*	1,000	3,070
Regeneron Pharmaceuticals, Inc.	12,100	9,348,944
REGENXBIO, Inc.*	7,400	62,012
Relay Therapeutics, Inc.*	22,001	218,910
Replimune Group, Inc.*	1,100	8,415
Revolution Medicines, Inc.*	20,724	2,015,409
Rhythm Pharmaceuticals, Inc.*	7,100	617,487
Rocket Pharmaceuticals, Inc.*	8,900	31,862
Roivant Sciences Ltd.*	47,400	1,312,980
Sana Biotechnology, Inc.*	14,595	42,034
Sarepta Therapeutics, Inc.*	12,700	276,352
Scholar Rock Holding Corp.*	13,300	653,828
Stoke Therapeutics, Inc.*	500	16,280
TG Therapeutics, Inc.*	18,300	607,926
Twist Bioscience Corp.*	6,900	327,888
Ultragenyx Pharmaceutical, Inc.*	10,000	209,500
United Therapeutics Corp.*	5,400	3,202,092
Vaxcyte, Inc.*	14,700	854,217
Veracyte, Inc.*	7,700	248,017
Vericel Corp.*	3,600	115,812
Vertex Pharmaceuticals, Inc.*	29,800	13,306,892
Vir Biotechnology, Inc.*	10,700	95,872
Xencor, Inc.*	8,900	107,334

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Xenon Pharmaceuticals, Inc.*	10,300	$598,945

		170,009,738

Health Care Equipment & Supplies (1.8%)
Abbott Laboratories	204,612	21,007,514
Align Technology, Inc.*	11,300	1,937,159
AtriCure, Inc.*	1,800	51,354
Avanos Medical, Inc.*	7,975	111,730
Baxter International, Inc.	80,080	1,345,344
Becton Dickinson & Co.	35,613	5,599,432
Boston Scientific Corp.*	179,500	11,263,625
CONMED Corp.	4,500	159,120
Cooper Cos., Inc. (The)*	27,600	1,973,400
Dexcom, Inc.*	46,500	2,920,200
Edwards Lifesciences Corp.*	67,500	5,405,400
Embecta Corp.	2,602	23,002
Enovis Corp.*	4,333	98,576
Envista Holdings Corp.*	21,763	552,127
GE HealthCare Technologies, Inc.	60,015	4,271,868
Glaukos Corp.*	6,800	732,088
Globus Medical, Inc., Class A*	19,837	1,709,156
Haemonetics Corp.*	600	33,816
Hologic, Inc.*	30,600	2,313,054
ICU Medical, Inc.*	1,700	219,555
IDEXX Laboratories, Inc.*	10,000	5,618,900
Inogen, Inc.*	3,600	22,248
Insulet Corp.*	9,100	1,909,544
Integer Holdings Corp.*	3,500	308,000
Integra LifeSciences Holdings Corp.*	6,500	61,230
Intuitive Surgical, Inc.*	41,400	19,084,986
IRhythm Holdings, Inc.*	4,000	472,080
Lantheus Holdings, Inc.*	8,700	659,895
LivaNova plc*	5,100	324,156
Masimo Corp.*	5,700	1,013,859
Medline, Inc., Class A*	38,000	1,691,000
Medtronic plc	151,485	13,126,175
Merit Medical Systems, Inc.*	300	20,679
Neogen Corp.*	32,700	303,783
Novocure Ltd.*	17,900	195,110
Omnicell, Inc.*	7,900	263,702
Penumbra, Inc.*	4,400	1,444,828
PROCEPT BioRobotics Corp.*	5,700	142,557
QuidelOrtho Corp.*	7,797	128,105
ResMed, Inc.	19,100	4,287,568
Solventum Corp.*	19,607	1,280,337
STAAR Surgical Co.*	3,500	65,450
STERIS plc	12,709	2,810,341
Stryker Corp.	41,270	13,560,909
Teleflex, Inc.	7,700	920,997
TransMedics Group, Inc.(x)*	4,400	437,404
Varex Imaging Corp.*	2,624	27,840
Zimmer Biomet Holdings, Inc.	26,000	2,350,920

		134,260,123

Health Care Providers & Services (1.6%)
AdaptHealth Corp., Class A*	16,900	201,110
Addus HomeCare Corp.*	200	18,730
AMN Healthcare Services, Inc.*	200	3,668
Astrana Health, Inc.*	7,300	178,996
Aveanna Healthcare Holdings, Inc.*	7,400	47,656
BrightSpring Health Services, Inc.*	9,900	421,839
Brookdale Senior Living, Inc.*	36,435	498,431
Cardinal Health, Inc.	29,000	6,127,990
Castle Biosciences, Inc.*	200	4,910
Cencora, Inc.	21,600	6,785,424
Centene Corp.*	64,400	2,108,456
Chemed Corp.	2,100	793,254
Cigna Group (The)	31,276	8,342,873
Concentra Group Holdings Parent, Inc.	10,974	235,392
CorVel Corp.*	3,900	213,135
CVS Health Corp.	154,634	11,105,814
DaVita, Inc.*	4,200	645,498
Elevance Health, Inc.	26,480	7,752,020
Encompass Health Corp.	12,700	1,228,471
Enhabit, Inc.*	9,250	130,332
Ensign Group, Inc. (The)	5,800	1,168,700
Fulgent Genetics, Inc.*	300	4,770
Guardant Health, Inc.*	14,800	1,367,076
HCA Healthcare, Inc.	19,200	9,086,208
HealthEquity, Inc.*	13,100	1,094,767
Henry Schein, Inc.*	19,200	1,415,040
Hims & Hers Health, Inc.*	26,800	556,368
Humana, Inc.	16,600	2,878,274
Innovage Holding Corp.*	1,200	9,624
Labcorp Holdings, Inc.	11,435	3,050,972
LifeStance Health Group, Inc.*	27,100	172,627
McKesson Corp.	14,480	12,530,413
Molina Healthcare, Inc.*	7,200	959,760
National Research Corp.	100	1,698
NeoGenomics, Inc.*	17,900	132,818
OPKO Health, Inc.*	104,600	119,244
Option Care Health, Inc.*	19,525	525,613
PACS Group, Inc.*	17,200	552,464
Pediatrix Medical Group, Inc.*	10,340	221,173
Pennant Group, Inc. (The)*	2,100	64,008
Privia Health Group, Inc.*	14,200	292,094
Progyny, Inc.*	8,900	151,122
Quest Diagnostics, Inc.	13,130	2,573,217
RadNet, Inc.*	8,000	447,120
Select Medical Holdings Corp.	13,600	221,544
Surgery Partners, Inc.*	798	9,512
Tenet Healthcare Corp.*	10,700	2,019,197
UnitedHealth Group, Inc.	106,757	28,887,377
Universal Health Services, Inc., Class B	7,980	1,428,181

		118,784,980

Health Care Technology (0.0%)†
Certara, Inc.*	16,330	93,081
Definitive Healthcare Corp., Class A*	12,000	14,760
Doximity, Inc., Class A*	13,800	321,540
Evolent Health, Inc., Class A*	7,400	16,872
Phreesia, Inc.*	6,100	51,118
Schrodinger, Inc.*	14,100	160,176
Teladoc Health, Inc.*	24,260	132,217
Veeva Systems, Inc., Class A*	19,700	3,460,502
Waystar Holding Corp.*	15,000	361,650

		4,611,916

Life Sciences Tools & Services (0.9%)
10X Genomics, Inc., Class A*	13,900	295,097
Agilent Technologies, Inc.	37,430	4,266,271
Avantor, Inc.*	96,094	753,377
Azenta, Inc.*	7,987	168,765
Bio-Rad Laboratories, Inc., Class A*	2,400	669,000
Bio-Techne Corp.(x)	25,800	1,348,308
Bruker Corp.	14,400	520,128
Charles River Laboratories International, Inc.*	5,850	1,009,125
Codexis, Inc.*	600	978
CryoPort, Inc.*	3,300	27,324
Danaher Corp.	73,860	14,003,856
Fortrea Holdings, Inc.*	235	2,214
Illumina, Inc.*	19,100	2,354,266
IQVIA Holdings, Inc.*	20,380	3,475,605

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Maravai LifeSciences Holdings, Inc., Class A*	11,581	$32,774
Medpace Holdings, Inc.*	2,800	1,344,532
Mettler-Toledo International, Inc.*	2,400	3,026,880
OmniAb, Inc.*	11,270	17,694
Pacific Biosciences of California, Inc.*	3,200	4,224
QIAGEN NV	32,190	1,288,888
Repligen Corp.*	9,700	1,142,854
Revvity, Inc.	18,600	1,629,546
Sotera Health Co.*	33,931	486,571
Tempus AI, Inc., Class A(x)*	10,300	465,766
Thermo Fisher Scientific, Inc.	44,950	22,094,274
Waters Corp.*	12,619	3,757,938
West Pharmaceutical Services, Inc.	8,500	2,130,440

		66,316,695

Pharmaceuticals (3.3%)
Amneal Pharmaceuticals, Inc.*	20,200	251,086
Amphastar Pharmaceuticals, Inc.*	5,200	101,868
Arvinas, Inc.*	5,200	55,120
Atea Pharmaceuticals, Inc.*	12,500	67,250
Axsome Therapeutics, Inc.*	4,700	794,394
Bristol-Myers Squibb Co.	239,044	14,498,018
Corcept Therapeutics, Inc.*	11,200	451,472
Crinetics Pharmaceuticals, Inc.*	11,500	417,680
Elanco Animal Health, Inc.*	74,632	1,785,944
Eli Lilly & Co.	93,988	86,447,343
Harmony Biosciences Holdings, Inc.*	9,200	257,692
Innoviva, Inc.*	6,818	158,859
Jazz Pharmaceuticals plc*	7,800	1,474,590
Johnson & Johnson	284,388	69,515,803
Ligand Pharmaceuticals, Inc.*	2,300	459,195
Merck & Co., Inc.	291,490	35,063,332
Organon & Co.	2,300	13,777
Pacira BioSciences, Inc.*	7,400	167,240
Perrigo Co. plc	13,700	147,138
Pfizer, Inc.	671,317	18,850,581
Phibro Animal Health Corp., Class A	1,200	66,372
Prestige Consumer Healthcare, Inc.*	5,900	349,693
Royalty Pharma plc, Class A	54,600	2,619,162
Terns Pharmaceuticals, Inc.*	11,100	585,192
Theravance Biopharma, Inc.*	13,700	222,351
Viatris, Inc.	136,374	1,842,413
Zoetis, Inc.	55,100	6,513,371

		243,176,936

Total Health Care		737,160,388

Industrials (10.2%)
Aerospace & Defense (2.5%)
AAR Corp.*	1,800	197,028
AeroVironment, Inc.*	3,600	658,980
ATI, Inc.*	19,000	2,763,740
Axon Enterprise, Inc.*	9,900	4,204,431
Boeing Co. (The)*	89,500	17,813,185
BWX Technologies, Inc.	12,200	2,494,778
Carpenter Technology Corp.	6,700	2,640,805
Curtiss-Wright Corp.	4,700	3,201,264
FTAI Aviation Ltd.	12,100	2,964,500
GE Aerospace	123,745	35,115,119
General Dynamics Corp.	29,870	10,251,981
HEICO Corp.	5,041	1,382,242
HEICO Corp., Class A	8,945	1,888,200
Hexcel Corp.	9,600	776,928
Howmet Aerospace, Inc.	49,129	11,322,269
Huntington Ingalls Industries, Inc.	4,600	1,747,540
Kratos Defense & Security Solutions, Inc.*	18,900	1,332,639
L3Harris Technologies, Inc.	23,391	8,073,404
Leonardo DRS, Inc.	8,700	387,324
Lockheed Martin Corp.	24,560	14,843,818
Moog, Inc., Class A	3,000	877,920
Northrop Grumman Corp.	16,050	10,949,952
Rocket Lab Corp.*	57,400	3,686,228
RTX Corp.	156,867	30,259,644
StandardAero, Inc.*	26,800	692,244
Textron, Inc.	25,900	2,267,804
TransDigm Group, Inc.	6,850	7,938,876
V2X, Inc.*	1,600	109,600
VSE Corp.(x)	3,100	571,640
Woodward, Inc.	7,430	2,659,346

		184,073,429

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	14,530	2,412,997
Expeditors International of Washington, Inc.	19,400	2,778,662
FedEx Corp.	25,850	9,207,253
GXO Logistics, Inc.*	14,900	772,565
United Parcel Service, Inc., Class B	87,350	8,593,493

		23,764,970

Building Products (0.6%)
A.O. Smith Corp.	13,400	883,596
AAON, Inc.(x)	8,700	719,925
Advanced Drainage Systems, Inc.	9,900	1,357,587
Allegion plc	10,612	1,541,818
Apogee Enterprises, Inc.	2,100	70,434
Armstrong World Industries, Inc.	6,500	1,071,200
Builders FirstSource, Inc.*	17,490	1,439,952
Carlisle Cos., Inc.	6,100	2,035,082
Carrier Global Corp.	101,071	5,691,308
CSW Industrials, Inc.	1,900	495,102
Gibraltar Industries, Inc.*	1,900	75,753
Johnson Controls International plc	71,771	9,398,412
Lennox International, Inc.(x)	3,710	1,721,922
Masco Corp.	32,100	1,937,877
Masterbrand, Inc.*	11,450	95,150
Modine Manufacturing Co.*	6,600	1,430,286
Owens Corning	14,070	1,522,655
Simpson Manufacturing Co., Inc.	6,100	1,046,882
Trane Technologies plc	26,312	10,965,263
UFP Industries, Inc.	11,500	1,059,380
Zurn Elkay Water Solutions Corp.	14,900	668,116

		45,227,700

Commercial Services & Supplies (0.5%)
ABM Industries, Inc.	700	26,964
Brink’s Co. (The)	4,900	507,787
Casella Waste Systems, Inc., Class A*	6,200	491,908
Cimpress plc*	1,700	124,100
Cintas Corp.	40,600	6,867,084
Clean Harbors, Inc.*	7,100	2,035,783
Copart, Inc.*	111,400	3,698,480
CoreCivic, Inc.*	4,100	77,531
Deluxe Corp.	1,400	38,556
HNI Corp.	2,500	83,475
MillerKnoll, Inc.	5,300	76,638
MSA Safety, Inc.	5,900	967,305
OPENLANE, Inc.*	1,700	49,555
RB Global, Inc.	26,748	2,563,796
Republic Services, Inc.	23,735	5,198,440
Rollins, Inc.	35,450	1,893,384
Tetra Tech, Inc.	46,500	1,400,580
UniFirst Corp.	500	125,795

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Veralto Corp.	32,486	$2,872,412
Vestis Corp.*	16,250	127,725
Waste Management, Inc.	43,750	10,053,312

		39,280,610

Construction & Engineering (0.5%)
AECOM	18,202	1,543,894
Ameresco, Inc., Class A*	5,000	127,500
API Group Corp.*	44,550	1,805,166
Arcosa, Inc.	5,780	613,489
Argan, Inc.	1,600	871,440
Comfort Systems USA, Inc.	4,300	5,929,657
Construction Partners, Inc., Class A*	5,500	611,160
Dycom Industries, Inc.*	3,900	1,321,398
EMCOR Group, Inc.	5,500	4,060,705
Everus Construction Group, Inc.*	6,000	708,360
Fluor Corp.*	22,300	1,040,295
Granite Construction, Inc.	5,100	611,388
MasTec, Inc.*	8,900	2,863,486
Primoris Services Corp.	6,700	958,368
Quanta Services, Inc.	17,950	9,854,909
Sterling Infrastructure, Inc.*	3,800	1,547,626
Valmont Industries, Inc.	3,100	1,238,667

		35,707,508

Electrical Equipment (1.2%)
Acuity, Inc.(x)	4,100	1,148,902
AMETEK, Inc.	27,575	5,910,977
Bloom Energy Corp., Class A*	25,200	3,414,348
Eaton Corp. plc	46,297	16,559,048
Emerson Electric Co.	67,510	8,845,160
EnerSys	4,600	799,112
Eos Energy Enterprises, Inc.*	36,300	180,048
GE Vernova, Inc.	32,311	28,204,272
Generac Holdings, Inc.*	7,800	1,523,574
Hubbell, Inc., Class B	7,200	3,533,328
Nextpower, Inc., Class A*	17,700	2,133,735
nVent Electric plc	19,853	2,348,213
Regal Rexnord Corp.	8,522	1,595,830
Rockwell Automation, Inc.	13,800	4,952,544
Sensata Technologies Holding plc	17,100	602,262
Vertiv Holdings Co., Class A	45,000	11,276,100

		93,027,453

Ground Transportation (0.9%)
ArcBest Corp.	500	49,180
CSX Corp.	224,850	9,230,093
Heartland Express, Inc.	9,600	99,840
Hertz Global Holdings, Inc.*	3,300	15,213
JB Hunt Transport Services, Inc.	9,150	1,938,885
Knight-Swift Transportation Holdings, Inc., Class A	18,835	1,084,519
Landstar System, Inc.	4,000	641,240
Norfolk Southern Corp.	27,070	7,769,090
Old Dominion Freight Line, Inc.	22,350	4,367,190
RXO, Inc.*	5,100	74,562
Ryder System, Inc.	5,400	1,105,434
Saia, Inc.*	3,800	1,334,864
Schneider National, Inc., Class B	1,195	31,500
Uber Technologies, Inc.*	236,089	16,981,882
U-Haul Holding Co.	12,600	562,842
Union Pacific Corp.	72,220	17,522,016
XPO, Inc.*	13,500	2,626,425

		65,434,775

Industrial Conglomerates (0.4%)
3M Co.	65,330	9,487,876
Brookfield Business Corp., Class A	400	12,656
Honeywell International, Inc.	74,600	16,861,838

		26,362,370

Machinery (2.1%)
AGCO Corp.	7,300	845,851
Albany International Corp., Class A	1,100	57,431
Allison Transmission Holdings, Inc.	10,500	1,229,130
Atmus Filtration Technologies, Inc.	9,800	556,346
Caterpillar, Inc.	54,310	38,476,463
Chart Industries, Inc.*	6,500	1,343,875
CNH Industrial NV	144,100	1,585,100
Crane Co.	7,900	1,350,900
Cummins, Inc.	16,760	9,017,215
Deere & Co.	29,240	16,470,892
Donaldson Co., Inc.	18,700	1,587,069
Dover Corp.	18,190	3,791,705
Enerpac Tool Group Corp., Class A	3,000	109,410
Enpro, Inc.	2,500	626,625
Esab Corp.	6,033	583,150
ESCO Technologies, Inc.	3,300	928,521
Federal Signal Corp.	6,400	692,096
Flowserve Corp.	15,840	1,164,398
Fortive Corp.	36,830	2,035,962
Franklin Electric Co., Inc.	700	64,519
Gates Industrial Corp. plc*	30,000	678,300
Graco, Inc.	22,380	1,894,467
Hillman Solutions Corp.*	9,200	76,544
IDEX Corp.	9,040	1,713,532
Illinois Tool Works, Inc.	35,110	9,138,782
Ingersoll Rand, Inc.	47,266	3,786,952
ITT, Inc.	9,425	1,795,745
JBT Marel Corp.	6,100	780,007
Lincoln Electric Holdings, Inc.	6,760	1,683,781
Middleby Corp. (The)*	5,600	742,448
Mueller Industries, Inc.	17,000	1,883,600
Nordson Corp.	6,360	1,692,142
Oshkosh Corp.	7,500	1,104,075
Otis Worldwide Corp.	47,374	3,651,588
PACCAR, Inc.	62,045	7,166,198
Parker-Hannifin Corp.	15,410	13,795,648
Pentair plc	21,587	1,880,444
RBC Bearings, Inc.*	3,900	2,118,168
Snap-on, Inc.	7,300	2,651,506
SPX Technologies, Inc.*	4,900	979,706
Standex International Corp.	500	127,430
Stanley Black & Decker, Inc.	21,835	1,551,595
Tennant Co.	1,100	73,040
Terex Corp.	13,100	774,210
Timken Co. (The)	7,500	754,275
Toro Co. (The)	15,880	1,483,827
Trinity Industries, Inc.	5,140	165,405
Watts Water Technologies, Inc., Class A	4,000	1,161,160
Westinghouse Air Brake Technologies Corp.	21,787	5,444,789
Worthington Enterprises, Inc.	2,100	109,494
Xylem, Inc.	30,954	3,699,003

		157,074,519

Marine Transportation (0.0%)†
Costamare Bulkers Holdings Ltd.*	740	11,448
Costamare, Inc.	3,700	62,530
Kirby Corp.*	7,450	989,956

		1,063,934

Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	13,800	507,564
Allegiant Travel Co.*	2,200	178,288
American Airlines Group, Inc.*	105,200	1,129,848
Delta Air Lines, Inc.	78,750	5,235,300
SkyWest, Inc.*	600	55,098
Southwest Airlines Co.	56,900	2,137,733

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
United Airlines Holdings, Inc.*	43,540	$4,008,728

		13,252,559

Professional Services (0.5%)
Amentum Holdings, Inc.*	18,919	493,408
Automatic Data Processing, Inc.	48,450	9,844,071
Booz Allen Hamilton Holding Corp.	16,800	1,310,904
Broadridge Financial Solutions, Inc.	15,509	2,519,902
CACI International, Inc., Class A*	2,600	1,414,062
CBIZ, Inc.*	1,220	32,757
Conduent, Inc.*	1,586	2,030
Equifax, Inc.	15,820	2,848,707
Exponent, Inc.	900	58,725
First Advantage Corp.*	4,000	47,040
FTI Consulting, Inc.*	3,800	671,726
Genpact Ltd.	30,000	1,117,500
Huron Consulting Group, Inc.*	800	101,992
Jacobs Solutions, Inc.	13,700	1,743,736
KBR, Inc.	2,400	88,464
Korn Ferry	1,400	88,130
Leidos Holdings, Inc.	18,348	2,853,481
ManpowerGroup, Inc.	1,480	43,601
Maximus, Inc.	6,700	429,470
Paychex, Inc.	42,810	3,943,657
Paycom Software, Inc.	6,500	790,010
Planet Labs PBC*	28,000	782,600
Resources Connection, Inc.(x)	13,850	51,661
Science Applications International Corp.	3,401	322,823
SS&C Technologies Holdings, Inc.	30,200	2,040,614
TransUnion	30,305	2,096,803
Verisk Analytics, Inc.	18,800	3,567,300

		39,305,174

Trading Companies & Distributors (0.5%)
Air Lease Corp., Class A	12,200	792,268
Applied Industrial Technologies, Inc.	4,300	1,140,876
Core & Main, Inc., Class A*	23,100	1,141,140
Distribution Solutions Group, Inc.*	600	15,744
Fastenal Co.	142,700	6,621,280
Ferguson Enterprises, Inc.	24,300	5,668,218
GATX Corp.	5,000	853,700
Herc Holdings, Inc.	3,800	378,290
McGrath RentCorp	1,000	110,280
MSC Industrial Direct Co., Inc., Class A	1,600	147,632
QXO, Inc.*	74,700	1,450,674
SiteOne Landscape Supply, Inc.*	6,700	891,837
United Rentals, Inc.	8,022	5,844,508
W.W. Grainger, Inc.	5,150	5,617,672
Watsco, Inc.	5,210	1,895,346
WESCO International, Inc.	5,786	1,583,165

		34,152,630

Total Industrials		757,727,631

Information Technology (30.0%)
Communications Equipment (1.0%)
Applied Optoelectronics, Inc.*	7,700	651,343
Arista Networks, Inc.*	125,400	15,396,612
Calix, Inc.*	1,500	73,485
Ciena Corp.*	17,100	6,638,733
Cisco Systems, Inc.	466,770	36,216,684
F5, Inc.*	7,800	2,256,774
Lumentum Holdings, Inc.*	8,600	6,043,736
Motorola Solutions, Inc.	20,521	8,905,499
NetScout Systems, Inc.*	1,300	41,327
Viasat, Inc.*	14,500	664,100
Viavi Solutions, Inc.*	25,850	860,288

		77,748,581

Electronic Equipment, Instruments & Components (0.9%)
Advanced Energy Industries, Inc.	3,600	1,161,756
Aeva Technologies, Inc.*	2,220	29,215
Amphenol Corp., Class A	144,460	18,252,521
Arrow Electronics, Inc.*	9,300	1,333,713
Avnet, Inc.	1,220	75,176
Belden, Inc.	4,600	528,218
CDW Corp.	19,151	2,317,654
Cognex Corp.	19,400	950,406
Coherent Corp.*	20,557	4,896,883
Corning, Inc.	91,590	12,453,492
Crane NXT Co.	5,500	223,245
Fabrinet*	5,100	2,659,752
Flex Ltd.*	47,800	3,128,988
Ingram Micro Holding Corp.(x)	11,300	263,403
IPG Photonics Corp.*	1,100	126,049
Itron, Inc.*	4,010	359,416
Jabil, Inc.	13,700	3,639,131
Keysight Technologies, Inc.*	20,315	5,736,347
Littelfuse, Inc.	3,100	1,051,985
MicroVision, Inc.*	33,100	21,224
Mirion Technologies, Inc., Class A*	28,500	529,815
Plexus Corp.*	3,100	627,874
Rogers Corp.*	200	21,466
Sanmina Corp.*	6,800	881,552
TD SYNNEX Corp.	8,766	1,478,912
Teledyne Technologies, Inc.*	6,346	3,839,394
TTM Technologies, Inc.*	12,200	1,188,524
Vishay Intertechnology, Inc.	5,000	90,000
Vontier Corp.	23,452	831,842
Zebra Technologies Corp., Class A*	7,100	1,484,468

		70,182,421

IT Services (1.1%)
Accenture plc, Class A	72,200	14,316,538
Akamai Technologies, Inc.(x)*	16,500	1,895,025
Amdocs Ltd.	16,610	1,083,969
ASGN, Inc.*	4,300	166,453
Cloudflare, Inc., Class A*	38,400	7,923,456
Cognizant Technology Solutions Corp., Class A	64,900	3,981,615
DigitalOcean Holdings, Inc.*	8,800	754,864
DXC Technology Co.*	21,096	265,177
EPAM Systems, Inc.*	8,800	1,191,520
Fastly, Inc., Class A*	13,300	386,498
Gartner, Inc.*	10,378	1,643,252
Globant SA*	6,398	295,012
GoDaddy, Inc., Class A*	17,800	1,471,526
International Business Machines Corp.	111,431	27,009,760
Kyndryl Holdings, Inc.*	32,800	430,336
MongoDB, Inc.*	10,100	2,472,177
Okta, Inc.*	22,800	1,794,588
Rackspace Technology, Inc.*	9,900	9,700
Snowflake, Inc., Class A*	38,622	5,824,970
Twilio, Inc., Class A*	20,100	2,528,982
VeriSign, Inc.	10,950	2,719,542

		78,164,960

Semiconductors & Semiconductor Equipment (12.9%)
Advanced Micro Devices, Inc.*	191,653	38,987,970
Ambarella, Inc.*	1,700	87,507
Amkor Technology, Inc.	13,600	612,408
Analog Devices, Inc.	59,034	18,781,077
Applied Materials, Inc.	93,020	31,793,306
Astera Labs, Inc.*	18,000	1,972,800
Broadcom, Inc.	541,600	167,630,616
Cirrus Logic, Inc.(x)*	7,400	1,070,188

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Credo Technology Group Holding Ltd.*	17,000	$1,595,790
Diodes, Inc.*	5,900	402,734
Enphase Energy, Inc.*	15,000	567,150
Entegris, Inc.	22,073	2,587,838
First Solar, Inc.*	12,300	2,426,298
FormFactor, Inc.*	9,200	892,308
GLOBALFOUNDRIES, Inc.*	14,400	640,512
Intel Corp.*	517,390	22,832,421
KLA Corp.	15,680	23,087,389
Kulicke & Soffa Industries, Inc.	7,500	492,900
Lam Research Corp.	149,350	31,910,121
Lattice Semiconductor Corp.*	16,100	1,493,436
MACOM Technology Solutions Holdings, Inc.*	6,700	1,487,869
Marvell Technology, Inc.	99,261	9,831,802
Microchip Technology, Inc.	63,240	4,085,936
Micron Technology, Inc.	132,050	44,611,772
MKS, Inc.	9,500	2,183,195
Monolithic Power Systems, Inc.	5,900	6,450,765
NVIDIA Corp.	2,744,779	478,689,458
ON Semiconductor Corp.*	56,700	3,510,864
Onto Innovation, Inc.*	7,900	1,620,053
Power Integrations, Inc.	1,900	97,280
Qnity Electronics, Inc.	26,016	3,001,726
Qorvo, Inc.*	9,627	745,130
QUALCOMM, Inc.	127,605	16,432,972
Rambus, Inc.*	16,700	1,436,701
Semtech Corp.*	10,700	822,723
Silicon Laboratories, Inc.*	3,800	790,970
SiTime Corp.*	2,600	897,910
Skyworks Solutions, Inc.	24,900	1,333,395
Synaptics, Inc.*	5,900	413,236
Teradyne, Inc.	18,610	5,517,121
Texas Instruments, Inc.	108,190	21,004,006
Universal Display Corp.	800	73,328

		954,902,981

Software (7.8%)
8x8, Inc.*	18,300	30,378
ACI Worldwide, Inc.*	6,800	278,868
Adobe, Inc.*	48,120	11,697,010
Alarm.com Holdings, Inc.*	2,300	99,337
Alkami Technology, Inc.*	1,500	23,505
Appian Corp., Class A*	3,700	89,207
AppLovin Corp., Class A*	28,800	11,462,400
Atlassian Corp., Class A*	22,400	1,528,800
Aurora Innovation, Inc., Class A*	90,400	372,448
Autodesk, Inc.*	26,550	6,356,070
AvePoint, Inc.*	14,000	133,140
Bentley Systems, Inc., Class B	18,500	649,720
Blackbaud, Inc.*	7,500	289,575
BlackLine, Inc.*	3,500	129,500
Box, Inc., Class A*	9,300	219,852
C3.ai, Inc., Class A(x)*	24,900	209,658
Cadence Design Systems, Inc.*	32,430	9,011,324
CCC Intelligent Solutions Holdings, Inc.(x)*	11,300	67,800
Cerence, Inc.*	1,600	10,096
Cipher Digital, Inc.*	31,900	410,553
Circle Internet Group, Inc., Class A*	13,300	1,268,953
Clearwater Analytics Holdings, Inc., Class A*	32,400	766,260
Commvault Systems, Inc.*	5,300	412,817
Consensus Cloud Solutions, Inc.*	2,166	51,421
Crowdstrike Holdings, Inc., Class A*	30,200	11,790,382
Datadog, Inc., Class A*	40,700	4,804,635
Docusign, Inc.*	25,400	1,204,214
Dolby Laboratories, Inc., Class A	5,900	354,354
Domo, Inc., Class B*	800	2,448
Dropbox, Inc., Class A(x)*	5,600	127,232
D-Wave Quantum, Inc.*	35,500	512,265
Dynatrace, Inc.*	39,500	1,460,710
Elastic NV*	10,000	499,900
Fair Isaac Corp.*	3,000	3,202,620
Five9, Inc.*	11,500	174,455
Fortinet, Inc.*	79,200	6,472,224
Freshworks, Inc., Class A*	24,200	194,326
Gen Digital, Inc.	66,516	1,252,496
Guidewire Software, Inc.*	11,700	1,749,852
HubSpot, Inc.*	6,500	1,586,650
Intapp, Inc.*	6,500	166,985
InterDigital, Inc.	3,300	996,600
Intuit, Inc.	32,950	14,246,921
Life360, Inc.*	2,800	114,296
LiveRamp Holdings, Inc.*	1,900	50,388
Manhattan Associates, Inc.*	9,200	1,224,704
MARA Holdings, Inc.(x)*	43,200	352,512
Microsoft Corp.	869,778	321,965,722
N-able, Inc.*	9,750	45,533
nCino, Inc.*	12,100	181,258
NCR Voyix Corp.*	15,200	96,216
Nutanix, Inc., Class A*	34,600	1,315,146
Oracle Corp.	201,321	29,616,332
Palantir Technologies, Inc., Class A*	256,200	37,476,936
Palo Alto Networks, Inc.*	92,200	14,781,504
Pegasystems, Inc.	12,400	527,744
Procore Technologies, Inc.*	14,500	826,500
PTC, Inc.*	16,150	2,301,214
Q2 Holdings, Inc.*	6,700	316,910
Qualys, Inc.*	4,300	377,755
Riot Platforms, Inc.*	41,100	507,996
Roper Technologies, Inc.	13,950	4,936,347
Rubrik, Inc., Class A*	12,200	597,434
SailPoint, Inc.*	22,000	291,280
Salesforce, Inc.	106,951	19,964,543
Samsara, Inc., Class A*	33,700	1,067,953
ServiceNow, Inc.*	124,500	13,016,475
SoundHound AI, Inc., Class A(x)*	44,400	305,028
SPS Commerce, Inc.*	2,100	116,907
Strategy, Inc.(x)*	36,600	4,567,680
Synopsys, Inc.*	21,928	8,694,013
Tenable Holdings, Inc.*	4,300	72,734
Trimble, Inc.*	32,400	2,113,452
Tyler Technologies, Inc.*	6,000	2,054,280
Unity Software, Inc.*	42,396	930,168
Workday, Inc., Class A*	28,480	3,700,122
Workiva, Inc., Class A*	4,000	238,520
Yext, Inc.*	7,100	27,264
Zeta Global Holdings Corp., Class A*	23,700	377,304
Zoom Communications, Inc., Class A*	31,500	2,532,285
Zscaler, Inc.*	12,100	1,697,509

		575,747,925

Technology Hardware, Storage & Peripherals (6.3%)
Apple, Inc.	1,689,604	428,804,599
Corsair Gaming, Inc.*	4,303	23,882
Dell Technologies, Inc., Class C	39,900	6,548,787
Everpure, Inc., Class A*	43,200	2,550,528
GPGI, Inc., Class A	20,900	357,390
Hewlett Packard Enterprise Co.	161,832	3,853,220
HP, Inc.	127,468	2,448,660
IonQ, Inc.*	33,500	965,805
NetApp, Inc.	25,450	2,605,826

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Sandisk Corp.*	16,900	$10,737,246
Super Micro Computer, Inc.*	69,000	1,571,130
Western Digital Corp.	40,478	10,948,894

		471,415,967

Total Information Technology		2,228,162,835

Materials (2.5%)
Chemicals (1.2%)
Air Products and Chemicals, Inc.	26,480	7,692,175
Albemarle Corp.	13,976	2,509,111
Ashland, Inc.	264	14,681
Avient Corp.	6,700	243,210
Axalta Coating Systems Ltd.*	32,258	893,547
Balchem Corp.	4,100	694,868
Celanese Corp.	13,800	907,626
CF Industries Holdings, Inc.	18,210	2,364,386
Chemours Co. (The)	4,600	101,338
Corteva, Inc.	79,390	6,645,737
Dow, Inc.	95,756	3,988,237
DuPont de Nemours, Inc.	52,032	2,383,066
Eastman Chemical Co.(x)	17,028	1,299,577
Ecolab, Inc.	29,488	7,844,398
Element Solutions, Inc.	38,300	1,307,562
FMC Corp.	16,000	275,520
Huntsman Corp.	5,000	66,550
International Flavors & Fragrances, Inc.	30,247	2,194,420
Linde plc	55,900	27,712,984
LyondellBasell Industries NV, Class A	30,000	2,416,800
Mosaic Co. (The)	39,330	1,002,915
NewMarket Corp.	900	576,855
Olin Corp.	2,500	74,325
Perimeter Solutions, Inc.*	7,700	188,034
PPG Industries, Inc.	28,500	3,046,080
RPM International, Inc.	18,150	1,804,110
Sensient Technologies Corp.	2,000	172,880
Sherwin-Williams Co. (The)	28,600	9,167,730
Solstice Advanced Materials, Inc.	20,200	1,538,432
Westlake Corp.	7,200	841,104

		89,968,258

Construction Materials (0.3%)
CRH plc	83,000	8,724,960
Eagle Materials, Inc.	6,100	1,155,645
James Hardie Industries plc (ADR)*	32,500	615,550
Knife River Corp.*	6,100	498,065
Martin Marietta Materials, Inc.	7,130	4,197,289
Vulcan Materials Co.	17,500	4,765,250

		19,956,759

Containers & Packaging (0.3%)
Amcor plc	64,935	2,581,166
AptarGroup, Inc.	10,000	1,260,200
Avery Dennison Corp.	11,350	1,959,918
Ball Corp.	32,400	1,915,164
Crown Holdings, Inc.	17,450	1,749,363
Graphic Packaging Holding Co.	41,000	407,540
International Paper Co.	68,250	2,436,525
Packaging Corp. of America	13,000	2,758,860
Sealed Air Corp.	18,460	776,243
Silgan Holdings, Inc.	11,200	434,560
Smurfit Westrock plc	69,232	2,758,895
Sonoco Products Co.	15,060	814,595

		19,853,029

Metals & Mining (0.7%)
Alcoa Corp.	32,900	2,182,257
Anglogold Ashanti plc	63,200	6,153,152
Century Aluminum Co.*	13,200	774,708
Cleveland-Cliffs, Inc.*	60,600	512,070
Coeur Mining, Inc.*	118,600	2,226,122
Commercial Metals Co.	13,100	804,733
Freeport-McMoRan, Inc.	170,194	10,004,003
Hecla Mining Co.	72,700	1,354,401
MP Materials Corp.*	16,100	776,986
Newmont Corp.	130,708	14,149,141
Nucor Corp.	28,320	4,788,912
Reliance, Inc.	7,600	2,309,792
Royal Gold, Inc.	9,800	2,494,002
Southern Copper Corp.	9,993	1,719,396
SSR Mining, Inc.*	27,300	802,620
Steel Dynamics, Inc.	17,000	3,060,000
Warrior Met Coal, Inc.	6,300	586,845

		54,699,140

Total Materials		184,477,186

Real Estate (2.3%)
Diversified REITs (0.0%)†
American Assets Trust, Inc. (REIT)	3,100	57,071
Broadstone Net Lease, Inc. (REIT)	5,600	102,312
Essential Properties Realty Trust, Inc. (REIT)	21,500	652,740
WP Carey, Inc. (REIT)	29,921	2,033,431

		2,845,554

Health Care REITs (0.4%)
Alexandria Real Estate Equities, Inc. (REIT)	25,080	1,164,213
American Healthcare REIT, Inc. (REIT)	19,500	919,620
CareTrust REIT, Inc. (REIT)	24,200	886,930
Diversified Healthcare Trust (REIT)	22,690	150,662
Healthcare Realty Trust, Inc. (REIT), Class A	58,041	986,116
Healthpeak Properties, Inc. (REIT)	110,518	1,815,811
LTC Properties, Inc. (REIT)	2,400	89,184
National Health Investors, Inc. (REIT)	300	24,258
Omega Healthcare Investors, Inc. (REIT)	44,440	1,947,361
Sabra Health Care REIT, Inc. (REIT)	3,157	60,709
Ventas, Inc. (REIT)	53,479	4,373,513
Welltower, Inc. (REIT)	81,317	16,077,184

		28,495,561

Hotel & Resort REITs (0.0%)†
Apple Hospitality REIT, Inc. (REIT)(x)	43,500	500,685
DiamondRock Hospitality Co. (REIT)	14,300	133,991
Host Hotels & Resorts, Inc. (REIT)	82,113	1,573,285
Park Hotels & Resorts, Inc. (REIT)(x)	12,535	131,994
RLJ Lodging Trust (REIT)(x)	15,000	111,300
Ryman Hospitality Properties, Inc. (REIT)	10,751	991,995
Service Properties Trust (REIT)	11,300	15,311
Sunstone Hotel Investors, Inc. (REIT)	8,400	75,684
Xenia Hotels & Resorts, Inc. (REIT)	5,100	75,633

		3,609,878

Industrial REITs (0.3%)
Americold Realty Trust, Inc. (REIT)(x)	37,100	425,166
EastGroup Properties, Inc. (REIT)	6,800	1,258,612
First Industrial Realty Trust, Inc. (REIT)	20,000	1,157,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Innovative Industrial Properties, Inc. (REIT)	1,300	$65,208
Lineage, Inc. (REIT)(x)	6,997	229,222
LXP Industrial Trust (REIT)	2,340	108,248
Prologis, Inc. (REIT)	109,563	14,482,037
Rexford Industrial Realty, Inc. (REIT)	29,300	958,989
STAG Industrial, Inc. (REIT)	27,800	1,002,468
Terreno Realty Corp. (REIT)	11,600	712,472

		20,399,422

Office REITs (0.0%)†
Brandywine Realty Trust (REIT)	11,500	31,165
BXP, Inc. (REIT)	20,970	1,088,343
Cousins Properties, Inc. (REIT)	6,061	136,797
Easterly Government Properties, Inc. (REIT), Class A	3,280	70,290
Hudson Pacific Properties, Inc. (REIT)*	3,500	20,685
JBG SMITH Properties (REIT)	9,600	140,256
Kilroy Realty Corp. (REIT)(x)	100	2,821
NET Lease Office Properties (REIT)	2,014	23,201
Piedmont Realty Trust, Inc. (REIT)*	25,100	164,907
SL Green Realty Corp. (REIT)	2,200	81,268
Vornado Realty Trust (REIT)	1,200	31,188

		1,790,921

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	37,350	5,059,431
CoStar Group, Inc.*	53,050	2,140,037
Cushman & Wakefield Ltd.*	1,700	20,842
eXp World Holdings, Inc.	11,270	67,507
Howard Hughes Holdings, Inc.*	5,800	366,908
Jones Lang LaSalle, Inc.*	6,600	2,008,512
Kennedy-Wilson Holdings, Inc.	19,700	213,154
Marcus & Millichap, Inc.	1,100	29,249
Newmark Group, Inc., Class A	15,219	228,133
RMR Group, Inc. (The), Class A	271	4,193
Seaport Entertainment Group, Inc.*	854	18,344
St Joe Co. (The)	5,100	320,280
Zillow Group, Inc., Class C*	18,424	762,385

		11,238,975

Residential REITs (0.3%)
American Homes 4 Rent (REIT), Class A	47,500	1,326,200
AvalonBay Communities, Inc. (REIT)	16,749	2,735,949
Camden Property Trust (REIT)	15,680	1,531,309
Equity LifeStyle Properties, Inc. (REIT)	27,500	1,716,550
Equity Residential (REIT)	49,687	2,938,986
Essex Property Trust, Inc. (REIT)	8,677	2,099,834
Independence Realty Trust, Inc. (REIT)	11,400	169,746
Invitation Homes, Inc. (REIT)	77,996	1,938,201
Mid-America Apartment Communities, Inc. (REIT)	14,938	1,824,228
Sun Communities, Inc. (REIT)	14,100	1,776,036
UDR, Inc. (REIT)	52,936	1,788,178
Veris Residential, Inc. (REIT)	5,300	100,011

		19,945,228

Retail REITs (0.3%)
Acadia Realty Trust (REIT)	9,000	172,080
Agree Realty Corp. (REIT)(x)	13,200	995,016
Brixmor Property Group, Inc. (REIT)	45,300	1,304,640
Curbline Properties Corp. (REIT)	6,200	159,898
Federal Realty Investment Trust (REIT)	12,380	1,314,880
Getty Realty Corp. (REIT)	3,100	98,580
InvenTrust Properties Corp. (REIT)	1,900	57,874
Kimco Realty Corp. (REIT)	99,485	2,235,428
Kite Realty Group Trust (REIT)	15,198	373,111
Macerich Co. (The) (REIT)	10,822	204,536
NNN REIT, Inc. (REIT)	27,190	1,142,796
Phillips Edison & Co., Inc. (REIT)	3,700	138,454
Realty Income Corp. (REIT)	108,341	6,628,302
Regency Centers Corp. (REIT)	26,006	1,967,614
Simon Property Group, Inc. (REIT)	38,759	7,229,716
SITE Centers Corp. (REIT)	3,100	16,740
Tanger, Inc. (REIT)	5,300	180,094
Urban Edge Properties (REIT)	8,910	178,022

		24,397,781

Specialized REITs (0.8%)
American Tower Corp. (REIT)	57,700	9,957,866
Crown Castle, Inc. (REIT)	56,850	4,622,473
CubeSmart (REIT)	39,700	1,455,005
Digital Realty Trust, Inc. (REIT)	41,272	7,437,627
EPR Properties (REIT)	1,700	84,932
Equinix, Inc. (REIT)	11,861	11,626,627
Extra Space Storage, Inc. (REIT)	24,641	3,231,174
Gaming and Leisure Properties, Inc. (REIT)	36,886	1,636,632
Iron Mountain, Inc. (REIT)	39,355	4,019,720
Lamar Advertising Co. (REIT), Class A	13,639	1,727,516
Millrose Properties, Inc. (REIT)	10,300	288,400
National Storage Affiliates Trust (REIT)	3,000	113,220
Public Storage (REIT)	19,702	5,336,878
Rayonier, Inc. (REIT)	35,141	724,607
Safehold, Inc. (REIT)	3,000	40,590
SBA Communications Corp. (REIT)	15,300	2,633,283
VICI Properties, Inc. (REIT), Class A	130,300	3,559,796
Weyerhaeuser Co. (REIT)	86,235	2,106,721

		60,603,067

Total Real Estate		173,326,387

Utilities (2.5%)
Electric Utilities (1.5%)
Alliant Energy Corp.	34,700	2,490,072
American Electric Power Co., Inc.	62,170	8,149,244
Constellation Energy Corp.	38,052	10,626,021
Duke Energy Corp.	94,585	12,384,960
Edison International	43,060	3,151,131
Entergy Corp.	51,900	5,831,484
Evergy, Inc.	28,409	2,327,265
Eversource Energy	44,958	3,114,690
Exelon Corp.	118,156	5,792,007
FirstEnergy Corp.	62,204	3,151,255
IDACORP, Inc.	6,850	979,344
NextEra Energy, Inc.	248,900	23,117,832
NRG Energy, Inc.	23,321	3,408,131
OGE Energy Corp.	25,400	1,218,184
Oklo, Inc., Class A*	12,700	629,793
PG&E Corp.	247,300	4,345,061
Pinnacle West Capital Corp.	15,000	1,511,250
Portland General Electric Co.	13,200	696,564
PPL Corp.	83,450	3,187,790
Southern Co. (The)	128,450	12,397,994
TXNM Energy, Inc.	11,600	678,136
Xcel Energy, Inc.	68,280	5,424,163

		114,612,371

Gas Utilities (0.1%)
Atmos Energy Corp.	21,100	3,897,592
National Fuel Gas Co.	13,700	1,287,252

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
New Jersey Resources Corp.	11,800	$648,056
ONE Gas, Inc.	7,000	602,910
Southwest Gas Holdings, Inc.	7,600	660,440
Spire, Inc.	6,800	615,672
UGI Corp.	23,175	844,033

		8,555,955

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	103,695	1,461,063
Brookfield Renewable Corp.	16,100	641,263
Ormat Technologies, Inc.	7,600	850,592
Talen Energy Corp.*	5,700	1,819,611
Vistra Corp.	42,215	6,346,181

		11,118,710

Multi-Utilities (0.6%)
Ameren Corp.	34,400	3,781,248
Black Hills Corp.(x)	8,700	603,867
CenterPoint Energy, Inc.	83,150	3,588,754
CMS Energy Corp.	38,000	2,948,040
Consolidated Edison, Inc.	44,500	5,036,510
Dominion Energy, Inc.	106,454	6,580,986
DTE Energy Co.	26,400	3,860,208
NiSource, Inc.	61,600	2,874,256
Public Service Enterprise Group, Inc.	60,200	4,873,190
Sempra	75,680	7,353,826
WEC Energy Group, Inc.	40,898	4,734,761

		46,235,646

Water Utilities (0.1%)
American Water Works Co., Inc.	23,600	3,211,724
Essential Utilities, Inc.	42,062	1,693,837

		4,905,561

Total Utilities		185,428,243

Total Common Stocks (99.0%) (Cost $1,609,522,821)		7,351,533,879

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Akero Therapeutics, Inc., CVR *	6,600	3,300
Chinook Therapeutics, Inc., CVR *	13,100	2,620
Mirati Therapeutics, Inc., CVR(r)*	7,300	3,650

		9,570

Life Sciences Tools & Services (0.0%)
OmniAb, Inc., expiring 11/1/27(r)*	1,744	—

Total Rights (0.0%)† (Cost $7,050)		9,570

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
Allspring Government Money Market Fund, Select Shares 3.60% (7 day yield) (xx)	3,000,000	3,000,000
Goldman Sachs Financial Square Funds – Government Fund 3.56% (7 day yield) (xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	11,876,029	11,876,029
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 3.57% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		20,876,029

Total Short-Term Investments (0.3%) (Cost $20,876,029)		20,876,029

Total Investments in Securities (99.3%) (Cost $1,630,405,900)		7,372,419,478
Other Assets Less Liabilities (0.7%)		51,640,746

Net Assets (100%)		$7,424,060,224

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $51,915,960.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $22,037,980. This was collateralized by $1,235,947 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.375%, maturing 4/30/26 – 11/15/55 and by cash of $20,876,029 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	29	6/2026	USD	3,642,690	6,348
S&P 500 E-Mini Index	204	6/2026	USD	67,021,650	(258,289)

					(251,941)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$713,241,625	$—	$—		$713,241,625
Consumer Discretionary	729,270,589	—	—		729,270,589
Consumer Staples	369,628,317	—	—		369,628,317
Energy	311,786,822	—	—		311,786,822
Financials	961,323,856	—	—		961,323,856
Health Care	737,160,388	—	—	(a)	737,160,388
Industrials	757,727,631	—	—		757,727,631
Information Technology	2,228,162,835	—	—		2,228,162,835
Materials	184,477,186	—	—		184,477,186
Real Estate	173,326,387	—	—		173,326,387
Utilities	185,428,243	—	—		185,428,243
Futures	6,348	—	—		6,348
Rights
Health Care	—	5,920	3,650		9,570
Short-Term Investments
Investment Companies	20,876,029	—	—		20,876,029

Total Assets	$7,372,416,256	$5,920	$3,650		$7,372,425,826

Liabilities:
Futures	$(258,289)	$—	$—		$(258,289)

Total Liabilities	$(258,289)	$—	$—		$(258,289)

Total	$7,372,157,967	$5,920	$3,650		$7,372,167,537

(a)	Value is zero.

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,952,554,487
Aggregate gross unrealized depreciation	(229,471,304)

Net unrealized appreciation	$5,723,083,183

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,649,084,354

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.0%)†
American Airlines Pass-Through Trust,
Series 2017-2 AA
3.350%, 10/15/29	$207,929	$199,168
Delta Air Lines Pass-Through Trust,
Series 2020-1 AA
2.000%, 6/10/28	335,567	324,214
United Airlines Pass-Through Trust,
Series 2020-1 A
5.875%, 10/15/27	1,561,282	1,583,335

Total Asset-Backed Securities		2,106,717

Corporate Bonds (30.9%)
Communication Services (1.9%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.
2.300%, 6/1/27	500,000	488,827
1.650%, 2/1/28(x)	185,000	176,213
4.100%, 2/15/28	453,000	450,562
4.350%, 3/1/29	1,665,000	1,665,715
4.300%, 2/15/30	5,159,000	5,122,343
5.400%, 2/15/34	3,000,000	3,063,899
5.375%, 8/15/35(x)	1,000,000	1,010,474
Bell Canada
5.100%, 5/11/33	500,000	500,002
5.200%, 2/15/34	2,000,000	2,003,843
British Telecommunications plc
5.125%, 12/4/28	500,000	507,000
9.625%, 12/15/30(e)	2,000,000	2,384,620
Comcast Corp.
4.150%, 10/15/28	5,025,000	5,001,972
4.550%, 1/15/29(x)	350,000	352,300
5.100%, 6/1/29(x)	295,000	301,757
3.400%, 4/1/30	2,500,000	2,401,088
4.650%, 2/15/33	750,000	741,737
4.800%, 5/15/33	500,000	496,730
5.300%, 5/15/35(x)	350,000	355,514
Deutsche Telekom International Finance BV
8.750%, 6/15/30(e)	2,500,000	2,863,783
Verizon Communications, Inc.
2.100%, 3/22/28	750,000	719,963
4.329%, 9/21/28	7,238,000	7,238,947
3.875%, 2/8/29(x)	140,000	138,531
4.016%, 12/3/29	1,500,000	1,477,910
3.150%, 3/22/30	375,000	356,718
1.500%, 9/18/30(x)	600,000	525,612
1.680%, 10/30/30	1,957,000	1,724,628
2.550%, 3/21/31	1,220,000	1,106,402
4.750%, 1/15/33	300,000	295,423
5.050%, 5/9/33	325,000	328,773

		43,801,286

Entertainment (0.1%)
Netflix, Inc.
4.900%, 8/15/34(x)	1,385,000	1,394,310
Take-Two Interactive Software, Inc.
4.950%, 3/28/28	500,000	504,476
5.400%, 6/12/29	95,000	97,018
Tencent Music Entertainment Group
2.000%, 9/3/30	215,000	194,043
TWDC Enterprises 18 Corp.
2.950%, 6/15/27	1,000,000	987,176
Walt Disney Co. (The)
2.200%, 1/13/28	700,000	677,956
2.000%, 9/1/29(x)	500,000	465,592
2.650%, 1/13/31(x)	1,250,000	1,158,409
4.000%, 3/14/31	500,000	491,604

		5,970,584

Interactive Media & Services (0.3%)
Alphabet, Inc.
0.800%, 8/15/27	1,000,000	959,102
3.875%, 11/15/28	180,000	179,354
3.700%, 2/15/29	250,000	247,678
1.100%, 8/15/30	650,000	570,913
4.100%, 11/15/30	535,000	530,854
4.100%, 2/15/31	750,000	745,020
4.400%, 2/15/33	1,210,000	1,195,081
4.500%, 5/15/35(x)	500,000	490,482
4.700%, 11/15/35	605,000	597,748
4.800%, 2/15/36	1,970,000	1,958,176
Baidu, Inc.
4.375%, 3/29/28	290,000	290,090
4.875%, 11/14/28	315,000	318,626
2.375%, 10/9/30	200,000	182,876
2.375%, 8/23/31	500,000	448,750
Meta Platforms, Inc.
4.600%, 5/15/28	500,000	504,825
4.800%, 5/15/30	350,000	355,157
4.200%, 11/15/30	565,000	558,726
4.600%, 11/15/32	1,385,000	1,371,726
4.950%, 5/15/33	2,750,000	2,764,250
4.750%, 8/15/34(x)	410,000	404,716
4.875%, 11/15/35	1,875,000	1,832,797
Weibo Corp.
3.375%, 7/8/30(x)	500,000	469,612

		16,976,559

Media (0.2%)
Charter Communications Operating LLC
2.250%, 1/15/29	585,000	545,039
6.100%, 6/1/29	3,235,000	3,344,440
Fox Corp.
4.709%, 1/25/29	730,000	731,746
3.500%, 4/8/30	2,000,000	1,917,037
6.500%, 10/13/33	450,000	482,048
Omnicom Group, Inc.
5.000%, 6/2/33	750,000	731,967

		7,752,277

Wireless Telecommunication Services (0.4%)
America Movil SAB de CV
3.625%, 4/22/29	500,000	486,330
2.875%, 5/7/30	1,450,000	1,351,617
4.700%, 7/21/32	405,000	400,132
Rogers Communications, Inc.
3.800%, 3/15/32	625,000	581,862
5.300%, 2/15/34	2,000,000	1,992,704
T-Mobile USA, Inc.
3.750%, 4/15/27	2,500,000	2,484,812
2.050%, 2/15/28(x)	700,000	670,984
4.950%, 3/15/28	305,000	308,047
4.800%, 7/15/28	625,000	630,456
2.400%, 3/15/29	340,000	320,645

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
3.875%, 4/15/30	$3,000,000	$2,918,869
5.125%, 5/15/32	500,000	507,029
5.200%, 1/15/33	2,610,000	2,651,996
5.750%, 1/15/34	2,000,000	2,078,064

		17,383,547

Total Communication Services		91,884,253

Consumer Discretionary (1.6%)
Automobile Components (0.1%)
Aptiv Swiss Holdings Ltd.
5.150%, 9/13/34(x)	400,000	402,695
BorgWarner, Inc.
2.650%, 7/1/27	300,000	293,248
5.400%, 8/15/34	75,000	75,839
Lear Corp.
4.250%, 5/15/29	125,000	122,817
Magna International, Inc.
2.450%, 6/15/30	300,000	274,792
5.500%, 3/21/33	500,000	512,742
5.875%, 6/1/35	90,000	92,998

		1,775,131

Automobiles (0.2%)
Ford Motor Co.
3.250%, 2/12/32	2,500,000	2,173,425
6.100%, 8/19/32	2,500,000	2,514,325
General Motors Co.
6.800%, 10/1/27	405,000	415,960
5.000%, 10/1/28	750,000	755,293
5.400%, 10/15/29	500,000	511,005
6.250%, 4/15/35	500,000	519,505
Honda Motor Co. Ltd.
2.967%, 3/10/32	200,000	178,716
5.337%, 7/8/35(x)	750,000	743,149
Toyota Motor Corp.
5.118%, 7/13/28	500,000	509,124
3.669%, 7/20/28	355,000	350,741
2.760%, 7/2/29	250,000	237,996
2.362%, 3/25/31	600,000	542,473
5.123%, 7/13/33	500,000	510,462

		9,962,174

Broadline Retail (0.5%)
Alibaba Group Holding Ltd.
3.400%, 12/6/27	1,780,000	1,757,074
4.875%, 5/26/30(x)	1,000,000	1,020,490
2.125%, 2/9/31(x)	490,000	442,769
Amazon.com, Inc.
3.300%, 4/13/27	1,300,000	1,290,737
1.200%, 6/3/27	340,000	329,203
3.150%, 8/22/27	4,000,000	3,951,304
4.550%, 12/1/27	1,000,000	1,008,158
4.000%, 3/13/29	1,000,000	994,261
4.100%, 11/20/30	300,000	296,547
4.250%, 3/13/31	695,000	689,052
3.600%, 4/13/32(x)	1,650,000	1,566,995
4.700%, 12/1/32	1,000,000	1,010,424
4.550%, 3/13/33	1,000,000	991,373
4.650%, 11/20/35	1,000,000	977,098
4.875%, 3/13/36	1,835,000	1,820,182
eBay, Inc.
3.600%, 6/5/27	750,000	742,653
2.700%, 3/11/30	700,000	650,282
2.600%, 5/10/31	1,000,000	901,644
5.125%, 11/6/35(x)	500,000	493,125
JD.com, Inc.
3.375%, 1/14/30	320,000	309,219

		21,242,590

Distributors (0.0%)†
Genuine Parts Co.
1.875%, 11/1/30	285,000	245,071
6.875%, 11/1/33	1,000,000	1,079,640

		1,324,711

Diversified Consumer Services (0.0%)†
Cornell University
Series 2025
4.733%, 6/15/35	300,000	297,388
Leland Stanford Junior University (The)
1.289%, 6/1/27	35,000	33,921
4.679%, 3/1/35	250,000	246,765
Series 2025
4.146%, 8/1/30	210,000	208,781
Yale University
Series 2020
1.482%, 4/15/30(x)	500,000	449,421

		1,236,276

Hotels, Restaurants & Leisure (0.3%)
Darden Restaurants, Inc.
6.300%, 10/10/33	290,000	310,057
Expedia Group, Inc.
4.625%, 8/1/27	840,000	840,495
3.250%, 2/15/30	1,500,000	1,416,161
2.950%, 3/15/31	185,000	169,655
5.400%, 2/15/35(x)	160,000	158,496
Hyatt Hotels Corp.
4.375%, 9/15/28	950,000	942,486
5.250%, 6/30/29	275,000	278,839
Las Vegas Sands Corp.
6.000%, 8/15/29	250,000	256,895
Marriott International, Inc.
4.200%, 7/15/27	145,000	144,562
5.000%, 10/15/27	165,000	166,363
5.550%, 10/15/28	585,000	599,426
4.900%, 4/15/29	185,000	186,937
4.500%, 10/15/31	500,000	494,127
Series AA
4.650%, 12/1/28	500,000	501,783
Series FF
4.625%, 6/15/30	725,000	723,912
Series X
4.000%, 4/15/28	500,000	495,374
McDonald’s Corp.
3.800%, 4/1/28	1,100,000	1,091,872
4.800%, 8/14/28	500,000	505,825
5.000%, 5/17/29	320,000	326,982
2.625%, 9/1/29	290,000	274,553
2.125%, 3/1/30	220,000	201,848
4.400%, 2/12/31	250,000	249,198
4.600%, 9/9/32(x)	350,000	349,933
4.950%, 8/14/33	500,000	507,518
4.950%, 3/3/35	500,000	497,415
Royal Caribbean Cruises Ltd.
4.750%, 5/15/33	500,000	482,744
Starbucks Corp.
3.500%, 3/1/28	750,000	738,391
4.000%, 11/15/28	800,000	792,924
2.250%, 3/12/30	350,000	320,341
3.000%, 2/14/32(x)	220,000	199,913
4.800%, 2/15/33	355,000	353,564
5.400%, 5/15/35	290,000	295,543

		14,874,132

Household Durables (0.1%)
DR Horton, Inc.
1.400%, 10/15/27	750,000	717,522

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Leggett & Platt, Inc.
3.500%, 11/15/27	$500,000	$488,805
4.400%, 3/15/29	350,000	341,777
Mohawk Industries, Inc.
5.850%, 9/18/28	125,000	128,491
3.625%, 5/15/30	350,000	334,984
NVR, Inc.
3.000%, 5/15/30	1,320,000	1,238,492
Toll Brothers Finance Corp.
5.600%, 6/15/35(x)	355,000	361,011

		3,611,082

Leisure Products (0.0%)†
Hasbro, Inc.
3.500%, 9/15/27	290,000	286,559
3.900%, 11/19/29	500,000	486,629
Polaris, Inc.
5.600%, 3/1/31	315,000	311,967

		1,085,155

Specialty Retail (0.4%)
AutoNation, Inc.
3.800%, 11/15/27	500,000	493,957
1.950%, 8/1/28	225,000	211,712
2.400%, 8/1/31	150,000	130,886
3.850%, 3/1/32	300,000	278,821
AutoZone, Inc.
4.500%, 2/1/28	280,000	280,372
3.750%, 4/18/29	500,000	487,923
5.100%, 7/15/29	385,000	390,800
4.750%, 8/1/32	330,000	326,905
5.200%, 8/1/33	500,000	503,850
Best Buy Co., Inc.
4.450%, 10/1/28	1,000,000	999,789
1.950%, 10/1/30	375,000	334,129
Home Depot, Inc. (The)
2.875%, 4/15/27	335,000	330,703
2.800%, 9/14/27	750,000	737,421
0.900%, 3/15/28(x)	700,000	659,203
3.900%, 12/6/28	290,000	288,463
4.900%, 4/15/29	585,000	595,010
2.950%, 6/15/29	455,000	437,688
4.750%, 6/25/29	340,000	345,170
3.250%, 4/15/32	435,000	405,360
4.500%, 9/15/32(x)	440,000	438,943
4.950%, 6/25/34	3,000,000	3,015,846
4.650%, 9/15/35(x)	415,000	403,269
Lowe’s Cos., Inc.
3.350%, 4/1/27	180,000	178,568
3.100%, 5/3/27	750,000	740,750
1.300%, 4/15/28	655,000	616,614
1.700%, 9/15/28(x)	250,000	234,959
3.650%, 4/5/29	680,000	664,747
1.700%, 10/15/30	655,000	576,423
4.250%, 3/15/31	250,000	245,365
2.625%, 4/1/31	1,750,000	1,588,848
3.750%, 4/1/32	500,000	471,930
5.000%, 4/15/33	415,000	416,696
4.850%, 10/15/35	470,000	455,713
O’Reilly Automotive, Inc.
4.350%, 6/1/28	800,000	798,502
4.700%, 6/15/32	250,000	248,218
5.000%, 8/19/34	500,000	494,165
5.100%, 3/12/36	115,000	113,230
TJX Cos., Inc. (The)
1.150%, 5/15/28	300,000	281,736
Tractor Supply Co.
1.750%, 11/1/30	280,000	246,386
5.250%, 5/15/33	75,000	75,953

		20,545,023

Textiles, Apparel & Luxury Goods (0.0%)†
NIKE, Inc.
2.850%, 3/27/30(x)	1,000,000	945,150
Ralph Lauren Corp.
2.950%, 6/15/30	130,000	122,338

		1,067,488

Total Consumer Discretionary		76,723,762

Consumer Staples (1.8%)
Beverages (0.5%)
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29	3,470,000	3,511,289
Brown-Forman Corp.
4.750%, 4/15/33	800,000	791,778
Coca-Cola Co. (The)
2.900%, 5/25/27	500,000	493,647
1.450%, 6/1/27(x)	300,000	291,330
1.500%, 3/5/28	730,000	697,120
1.000%, 3/15/28	440,000	415,333
2.125%, 9/6/29	750,000	702,622
1.650%, 6/1/30	1,010,000	912,720
2.000%, 3/5/31	835,000	750,414
4.650%, 8/14/34	280,000	281,146
Coca-Cola Consolidated, Inc.
5.250%, 6/1/29	125,000	127,675
Coca-Cola Femsa SAB de CV
2.750%, 1/22/30	1,295,000	1,214,671
5.100%, 5/6/35	500,000	494,395
Constellation Brands, Inc.
3.500%, 5/9/27	300,000	296,984
4.350%, 5/9/27	500,000	499,719
4.650%, 11/15/28	310,000	310,907
3.150%, 8/1/29	750,000	716,475
2.250%, 8/1/31	475,000	418,316
4.750%, 5/9/32(x)	500,000	495,981
4.900%, 5/1/33	250,000	246,188
Diageo Capital plc
3.875%, 5/18/28	400,000	396,887
2.375%, 10/24/29(x)	410,000	382,909
2.000%, 4/29/30	245,000	221,786
5.625%, 10/5/33	1,500,000	1,559,449
Keurig Dr Pepper, Inc.
3.950%, 4/15/29	500,000	488,961
2.250%, 3/15/31	210,000	185,457
4.050%, 4/15/32	335,000	316,858
5.150%, 5/15/35(x)	750,000	729,277
Maple Parent Holdings Corp.
5.700%, 3/26/36§	375,000	372,661
Pepsico Singapore Financing I Pte. Ltd.
4.700%, 2/16/34	2,000,000	1,984,452
PepsiCo, Inc.
3.600%, 2/18/28(x)	500,000	496,047
4.450%, 5/15/28	300,000	302,036
2.625%, 7/29/29	375,000	356,062
2.750%, 3/19/30(x)	350,000	330,104
1.625%, 5/1/30	190,000	171,062
1.950%, 10/21/31	3,130,000	2,756,629
3.900%, 7/18/32(x)	200,000	193,974
4.450%, 2/15/33	300,000	300,004
4.800%, 7/17/34	200,000	200,937

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 7/23/35(x)	$250,000	$252,371

		25,666,633

Consumer Staples Distribution & Retail (0.3%)
Costco Wholesale Corp.
3.000%, 5/18/27	2,500,000	2,475,034
Dollar General Corp.
5.200%, 7/5/28	415,000	419,840
Dollar Tree, Inc.
2.650%, 12/1/31	500,000	443,461
Kroger Co. (The)
4.500%, 1/15/29	350,000	350,931
1.700%, 1/15/31	625,000	544,603
5.000%, 9/15/34	2,340,000	2,306,832
Sysco Corp.
2.400%, 2/15/30	115,000	105,223
5.950%, 4/1/30	2,000,000	2,077,291
2.450%, 12/14/31	180,000	157,110
Target Corp.
3.375%, 4/15/29(x)	750,000	732,626
4.500%, 9/15/32	500,000	502,339
4.400%, 1/15/33	85,000	84,165
Walmart, Inc.
3.950%, 9/9/27	440,000	439,997
3.900%, 4/15/28	315,000	314,513
1.500%, 9/22/28(x)	475,000	447,610
2.375%, 9/24/29	19,000	17,942
4.000%, 4/15/30	250,000	249,047
1.800%, 9/22/31	210,000	186,021
4.150%, 9/9/32	470,000	467,287
4.100%, 4/15/33(x)	2,335,000	2,298,643
4.900%, 4/28/35	180,000	182,051

		14,802,566

Food Products (0.4%)
Archer-Daniels-Midland Co.
2.900%, 3/1/32	340,000	308,755
Bunge Ltd. Finance Corp.
3.750%, 9/25/27	225,000	222,987
2.750%, 5/14/31	750,000	681,144
4.650%, 9/17/34	200,000	193,220
5.150%, 8/4/35	500,000	497,074
5.150%, 3/19/36	350,000	345,264
Campbell’s Co. (The)
4.550%, 3/21/31	750,000	725,446
5.400%, 3/21/34	750,000	727,409
Conagra Brands, Inc.
4.850%, 11/1/28	885,000	885,198
5.750%, 8/1/35(x)	500,000	500,433
Flowers Foods, Inc.
2.400%, 3/15/31	160,000	134,741
General Mills, Inc.
4.200%, 4/17/28	375,000	372,790
2.250%, 10/14/31	875,000	764,016
4.950%, 3/29/33(x)	180,000	177,710
Hershey Co. (The)
4.250%, 5/4/28	350,000	350,807
2.450%, 11/15/29	200,000	187,655
1.700%, 6/1/30	390,000	349,706
4.500%, 5/4/33	355,000	353,517
5.100%, 2/24/35	200,000	203,795
Hormel Foods Corp.
1.700%, 6/3/28	535,000	506,763
1.800%, 6/11/30	415,000	372,674
J M Smucker Co. (The)
3.375%, 12/15/27	850,000	835,399
2.375%, 3/15/30	185,000	170,120
Kellanova
3.400%, 11/15/27(x)	650,000	641,716
4.300%, 5/15/28	500,000	500,190
5.250%, 3/1/33	180,000	183,047
McCormick & Co., Inc.
3.400%, 8/15/27	750,000	740,863
1.850%, 2/15/31	165,000	142,903
4.950%, 4/15/33	290,000	285,808
4.700%, 10/15/34	165,000	156,698
Mondelez International, Inc.
2.750%, 4/13/30	835,000	777,166
3.000%, 3/17/32	400,000	361,445
4.750%, 8/28/34(x)	125,000	121,958
5.125%, 5/6/35	500,000	500,551
Tyson Foods, Inc.
3.550%, 6/2/27	975,000	965,403
4.350%, 3/1/29	325,000	323,688
4.950%, 2/20/36	155,000	151,323
Unilever Capital Corp.
3.500%, 3/22/28	1,000,000	988,551
4.875%, 9/8/28	200,000	203,044
2.125%, 9/6/29	500,000	467,349
1.375%, 9/14/30	210,000	185,322
1.750%, 8/12/31	345,000	301,838
4.625%, 8/12/34	220,000	216,930

		18,082,416

Household Products (0.2%)
Church & Dwight Co., Inc.
2.300%, 12/15/31	210,000	185,869
Clorox Co. (The)
3.100%, 10/1/27	500,000	490,388
3.900%, 5/15/28(x)	500,000	496,575
4.400%, 5/1/29	500,000	498,871
1.800%, 5/15/30(x)	140,000	125,074
4.600%, 5/1/32	500,000	494,422
Colgate-Palmolive Co.
3.100%, 8/15/27(x)	250,000	247,215
4.600%, 3/1/28	355,000	359,424
Kimberly-Clark Corp.
1.050%, 9/15/27(x)	250,000	239,538
3.950%, 11/1/28(x)	375,000	372,273
3.200%, 4/25/29	750,000	726,769
2.000%, 11/2/31(x)	750,000	663,652
4.500%, 2/16/33	100,000	99,931
Procter & Gamble Co. (The)
2.850%, 8/11/27(x)	1,000,000	985,677
3.950%, 1/26/28(x)	250,000	250,211
1.200%, 10/29/30(x)	500,000	436,910
1.950%, 4/23/31	1,000,000	895,686
2.300%, 2/1/32	600,000	542,618
4.050%, 1/26/33	250,000	245,617
4.350%, 11/3/35	500,000	484,382

		8,841,102

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The)
4.375%, 5/15/28	225,000	224,927
1.950%, 3/15/31(x)	585,000	515,488
4.650%, 5/15/33	250,000	245,840
Haleon US Capital LLC
3.375%, 3/24/29	500,000	486,125
3.625%, 3/24/32	610,000	572,418

		2,044,798

Tobacco (0.4%)
Altria Group, Inc.
3.400%, 5/6/30	2,240,000	2,138,736
6.875%, 11/1/33	1,000,000	1,106,906
5.250%, 8/6/35	250,000	248,329

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
BAT Capital Corp.
2.259%, 3/25/28	$350,000	$335,765
3.462%, 9/6/29	750,000	722,534
4.906%, 4/2/30	1,500,000	1,515,073
6.343%, 8/2/30	500,000	533,046
4.742%, 3/16/32	500,000	497,147
7.750%, 10/19/32	110,000	126,098
6.421%, 8/2/33	500,000	542,292
5.625%, 8/15/35(x)	1,000,000	1,029,758
BAT International Finance plc
4.448%, 3/16/28	500,000	499,889
5.931%, 2/2/29	390,000	403,957
Philip Morris International, Inc.
3.125%, 8/17/27	1,000,000	986,263
4.875%, 2/15/28	1,500,000	1,514,701
5.250%, 9/7/28	500,000	511,753
5.125%, 2/15/30	1,500,000	1,529,210
2.100%, 5/1/30	120,000	109,016
1.750%, 11/1/30	300,000	265,332
5.375%, 2/15/33	1,500,000	1,539,621
5.625%, 9/7/33	500,000	521,156
4.900%, 11/1/34	500,000	495,835
4.875%, 4/30/35	375,000	368,939
4.625%, 10/29/35(x)	315,000	302,861

		17,844,217

Total Consumer Staples		87,281,732

Energy (1.7%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC
3.337%, 12/15/27	1,250,000	1,230,978
3.138%, 11/7/29	215,000	206,785
4.486%, 5/1/30	145,000	145,064
4.650%, 6/15/33	500,000	492,133
Halliburton Co.
2.920%, 3/1/30	2,000,000	1,883,790
Helmerich & Payne, Inc.
2.900%, 9/29/31	105,000	93,711

		4,052,461

Oil, Gas & Consumable Fuels (1.6%)
Boardwalk Pipelines LP
4.800%, 5/3/29	415,000	416,668
BP Capital Markets America, Inc.
4.234%, 11/6/28	1,250,000	1,249,094
4.970%, 10/17/29	500,000	510,196
1.749%, 8/10/30	3,300,000	2,949,954
2.721%, 1/12/32	625,000	564,423
4.812%, 2/13/33	215,000	216,045
4.893%, 9/11/33	1,000,000	1,001,927
5.227%, 11/17/34	1,000,000	1,018,870
BP Capital Markets plc
3.279%, 9/19/27	1,250,000	1,234,143
Canadian Natural Resources Ltd.
3.850%, 6/1/27(x)	1,300,000	1,292,054
2.950%, 7/15/30(x)	350,000	327,959
5.400%, 12/15/34	250,000	253,114
Cenovus Energy, Inc.
4.650%, 3/20/31	225,000	223,295
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	2,500,000	2,513,070
Cheniere Energy Partners LP
5.950%, 6/30/33	925,000	967,769
Chevron Corp.
1.995%, 5/11/27	250,000	244,493
2.236%, 5/11/30	1,325,000	1,220,420
Chevron USA, Inc.
1.018%, 8/12/27	310,000	297,215
4.819%, 4/15/32	500,000	507,829
4.500%, 10/15/32	1,000,000	999,800
CNOOC Finance 2013 Ltd.
2.875%, 9/30/29	600,000	571,812
CNOOC Finance 2015 USA LLC
4.375%, 5/2/28	200,000	200,336
Coterra Energy, Inc.
4.375%, 3/15/29	350,000	348,527
Devon Energy Corp.
5.200%, 9/15/34(x)	1,000,000	1,003,169
Diamondback Energy, Inc.
5.150%, 1/30/30	375,000	383,723
Enbridge, Inc.
3.125%, 11/15/29(x)	750,000	713,017
5.700%, 3/8/33	275,000	284,681
5.550%, 6/20/35	335,000	341,410
5.200%, 11/20/35	350,000	347,648
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 7.200%, 6/27/54(k)(x)	2,000,000	2,096,357
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.500%, 1/15/84(k)	355,000	399,332
Energy Transfer LP
4.950%, 5/15/28	300,000	302,300
4.950%, 6/15/28	375,000	378,131
5.250%, 4/15/29	1,000,000	1,017,714
4.150%, 9/15/29(x)	750,000	739,833
6.400%, 12/1/30	460,000	489,216
6.550%, 12/1/33	1,500,000	1,621,699
5.550%, 5/15/34	1,000,000	1,014,052
5.600%, 9/1/34	1,000,000	1,018,428
5.350%, 1/15/36	250,000	247,422
Enterprise Products Operating LLC
4.150%, 10/16/28	600,000	597,716
3.125%, 7/31/29	750,000	721,728
2.800%, 1/31/30	755,000	709,854
5.350%, 1/31/33	500,000	516,567
4.850%, 1/31/34	1,000,000	993,594
(CME Term SOFR 3 Month + 2.83%), 5.375%, 2/15/78(k)	500,000	492,500
Series E
(CME Term SOFR 3 Month + 3.29%), 5.250%, 8/16/77(k)	750,000	743,786
EOG Resources, Inc.
4.400%, 1/15/31	290,000	287,488
5.000%, 7/15/32	500,000	506,613
EQT Corp.
5.700%, 4/1/28	375,000	382,646
5.750%, 2/1/34	2,000,000	2,054,425
Equinor ASA
3.625%, 9/10/28	600,000	594,405
2.375%, 5/22/30	375,000	346,080

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
5.125%, 6/3/35	$500,000	$508,079
4.750%, 11/14/35	500,000	492,492
HF Sinclair Corp.
6.250%, 1/15/35	750,000	773,516
Kinder Morgan, Inc.
4.300%, 3/1/28	1,250,000	1,247,255
5.100%, 8/1/29	235,000	239,013
5.400%, 2/1/34	2,000,000	2,043,742
Marathon Petroleum Corp.
3.800%, 4/1/28	300,000	296,257
MPLX LP
2.650%, 8/15/30(x)	455,000	418,625
5.000%, 1/15/33	750,000	743,353
5.400%, 9/15/35	1,000,000	994,929
Occidental Petroleum Corp.
5.375%, 1/1/32	2,000,000	2,029,394
5.550%, 10/1/34(x)	1,000,000	1,014,885
ONEOK, Inc.
4.000%, 7/13/27	225,000	223,824
5.650%, 11/1/28	190,000	194,935
4.350%, 3/15/29	500,000	495,783
3.400%, 9/1/29	500,000	480,329
3.100%, 3/15/30	350,000	329,114
3.250%, 6/1/30	250,000	235,773
5.800%, 11/1/30	310,000	322,298
4.950%, 10/15/32	250,000	247,189
5.050%, 11/1/34	2,000,000	1,944,799
Ovintiv, Inc.
5.650%, 5/15/28	420,000	430,297
Phillips 66
3.900%, 3/15/28	500,000	495,365
Phillips 66 Co.
4.950%, 12/1/27	500,000	504,462
Pioneer Natural Resources Co.
1.900%, 8/15/30	1,000,000	899,190
2.150%, 1/15/31	260,000	233,380
Plains All American Pipeline LP
3.550%, 12/15/29	2,500,000	2,415,673
Sabine Pass Liquefaction LLC
4.500%, 5/15/30	1,225,000	1,217,322
Shell Finance US, Inc.
2.750%, 4/6/30	415,000	389,800
4.125%, 11/6/30(x)	175,000	173,310
South Bow USA Infrastructure Holdings LLC
5.584%, 10/1/34	1,000,000	991,011
Targa Resources Corp.
5.200%, 7/1/27	1,040,000	1,047,456
4.350%, 1/15/29	110,000	109,434
6.500%, 3/30/34	2,000,000	2,157,731
5.550%, 8/15/35	1,000,000	1,008,432
TC PipeLines LP
3.900%, 5/25/27	200,000	198,530
TotalEnergies Capital International SA
3.455%, 2/19/29	750,000	734,791
TotalEnergies Capital SA
3.883%, 10/11/28	250,000	249,387
4.724%, 9/10/34	250,000	248,533
TotalEnergies Capital USA LLC
4.857%, 1/13/36	625,000	612,931
TransCanada PipeLines Ltd.
4.250%, 5/15/28	1,750,000	1,741,546
Transcontinental Gas Pipe Line Co. LLC
4.000%, 3/15/28	500,000	496,292
3.250%, 5/15/30	250,000	237,498
Valero Energy Corp.
2.150%, 9/15/27	750,000	726,256
4.350%, 6/1/28	240,000	239,600
4.000%, 4/1/29	765,000	753,998
Valero Energy Partners LP
4.500%, 3/15/28	500,000	499,537
Viper Energy Partners LLC
5.700%, 8/1/35	1,000,000	1,006,500
Western Midstream Operating LP
6.350%, 1/15/29	415,000	431,676
6.150%, 4/1/33	415,000	432,466
5.450%, 11/15/34	1,000,000	990,563
Williams Cos., Inc. (The)
3.750%, 6/15/27	500,000	496,198
5.300%, 8/15/28	500,000	509,699
2.600%, 3/15/31	1,165,000	1,053,344
4.650%, 8/15/32	750,000	740,784
5.650%, 3/15/33	500,000	516,359
5.150%, 3/15/34	750,000	751,484

		81,490,966

Total Energy		85,543,427

Financials (12.6%)
Banks (7.2%)
Australia & New Zealand Banking Group Ltd.
Series A
3.919%, 12/8/28	625,000	620,255
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.70%), 6.138%, 9/14/28(k)	600,000	613,092
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34(k)	500,000	562,765
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 6.033%, 3/13/35(k)	1,000,000	1,035,283
5.127%, 3/3/36	750,000	728,022
Banco Santander SA
4.250%, 4/11/27	1,000,000	998,606
5.294%, 8/18/27	435,000	438,878
4.379%, 4/12/28	1,200,000	1,195,379
5.588%, 8/8/28(x)	500,000	511,654
3.306%, 6/27/29	800,000	768,953
3.490%, 5/28/30	200,000	190,198
2.749%, 12/3/30	1,745,000	1,563,771
2.958%, 3/25/31	480,000	438,364
5.439%, 7/15/31	500,000	513,250
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.225%, 11/22/32(k)	600,000	537,451
6.921%, 8/8/33	295,000	317,295
6.938%, 11/7/33	1,250,000	1,398,265

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
6.350%, 3/14/34	$600,000	$628,581
6.033%, 1/17/35	325,000	339,661
5.127%, 11/6/35	295,000	287,625
Bank of America Corp.
(CME Term SOFR 3 Month + 1.77%), 3.705%, 4/24/28(k)	1,500,000	1,488,480
(SOFR + 1.58%), 4.376%, 4/27/28(k)	1,250,000	1,247,606
(CME Term SOFR 3 Month + 1.30%), 3.419%, 12/20/28(k)	4,450,000	4,370,505
(CME Term SOFR 3 Month + 1.33%), 3.970%, 3/5/29(k)	2,000,000	1,980,728
(SOFR + 1.63%), 5.202%, 4/25/29(k)	1,000,000	1,013,926
(SOFR + 1.06%), 2.087%, 6/14/29(k)	2,150,000	2,044,629
(CME Term SOFR 3 Month + 1.57%), 4.271%, 7/23/29(k)	2,250,000	2,237,759
(SOFR + 1.57%), 5.819%, 9/15/29(k)	1,000,000	1,030,611
(CME Term SOFR 3 Month + 1.44%), 3.194%, 7/23/30(k)	1,300,000	1,245,630
(CME Term SOFR 3 Month + 1.25%), 2.496%, 2/13/31(k)(x)	2,500,000	2,305,665
(SOFR + 1.53%), 1.898%, 7/23/31(k)	1,000,000	888,355
(SOFR + 1.37%), 1.922%, 10/24/31(k)	1,500,000	1,327,289
(SOFR + 1.32%), 2.687%, 4/22/32(k)	2,000,000	1,811,931
(SOFR + 1.22%), 2.299%, 7/21/32(k)	1,500,000	1,323,435
(SOFR + 1.21%), 2.572%, 10/20/32(k)	1,350,000	1,200,966
(SOFR + 1.33%), 2.972%, 2/4/33(k)	490,000	443,607
(SOFR + 1.83%), 4.571%, 4/27/33(k)	1,000,000	981,963
(SOFR + 2.16%), 5.015%, 7/22/33(k)	1,000,000	1,004,810
(SOFR + 1.91%), 5.288%, 4/25/34(k)	1,000,000	1,010,426
(SOFR + 1.84%), 5.872%, 9/15/34(k)	1,750,000	1,825,185
(SOFR + 1.65%), 5.468%, 1/23/35(k)	2,000,000	2,033,757
(SOFR + 1.91%), 5.425%, 8/15/35(k)	500,000	498,504
(SOFR + 1.74%), 5.518%, 10/25/35(k)	500,000	499,944
(SOFR + 1.31%), 5.511%, 1/24/36(k)	375,000	382,495
(SOFR + 1.70%), 5.744%, 2/12/36(k)	675,000	684,981
(SOFR + 1.64%), 5.464%, 5/9/36(k)	500,000	509,854
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36(k)	1,750,000	1,512,380
(SOFR + 1.13%), 5.045%, 2/6/37(k)	750,000	738,669
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.846%, 3/8/37(k)	1,400,000	1,293,197
Series N
(SOFR + 1.22%), 2.651%, 3/11/32(k)	500,000	452,890
Bank of Montreal
5.203%, 2/1/28	500,000	506,983
5.717%, 9/25/28	500,000	514,755
5.511%, 6/4/31	500,000	517,834
(United States SOFR Compounded Index + 1.08%), 4.350%, 9/22/31(k)	600,000	586,801
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.40%), 3.088%, 1/10/37(k)	750,000	664,125
Series H
4.700%, 9/14/27(x)	500,000	502,645
Series J
(SOFR + 0.97%), 4.439%, 1/14/32(k)	385,000	378,629
Bank of Nova Scotia (The)
5.250%, 6/12/28	200,000	203,582
5.450%, 8/1/29	295,000	304,587
4.850%, 2/1/30	125,000	126,285
2.150%, 8/1/31	500,000	439,953
(SOFR + 1.09%), 4.338%, 9/15/31(k)	500,000	491,914
2.450%, 2/2/32(x)	250,000	220,594
(SOFR + 1.05%), 4.813%, 2/2/34(k)	500,000	493,639
Series 2
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.625%, 10/27/81(k)	2,250,000	2,160,000
BankUnited, Inc.
5.125%, 6/11/30	750,000	743,437
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 5.501%, 8/9/28(k)	690,000	697,491
(SOFR + 1.34%), 4.837%, 9/10/28(k)	305,000	305,954
4.972%, 5/16/29	1,000,000	1,005,153
(SOFR + 1.08%), 4.476%, 11/11/29(k)	1,000,000	991,936
(SOFR + 1.74%), 5.690%, 3/12/30(k)	2,000,000	2,052,540
5.088%, 6/20/30	2,000,000	2,004,797
(SOFR + 1.56%), 4.942%, 9/10/30(k)	285,000	286,279
(SOFR + 1.23%), 5.367%, 2/25/31(k)	1,000,000	1,015,884

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32(k)	$1,000,000	$895,564
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.894%, 11/24/32(k)	675,000	600,962
(SOFR + 2.98%), 6.224%, 5/9/34(k)	450,000	471,909
(SOFR + 3.57%), 7.119%, 6/27/34(k)	935,000	1,017,365
(SOFR + 2.62%), 6.692%, 9/13/34(k)	1,350,000	1,453,290
(SOFR + 1.91%), 5.335%, 9/10/35(k)	460,000	454,441
(SOFR + 1.59%), 5.785%, 2/25/36(k)	1,250,000	1,261,480
(SOFR + 1.51%), 5.207%, 2/24/37(k)	200,000	193,456
Canadian Imperial Bank of Commerce
3.450%, 4/7/27	225,000	223,551
5.001%, 4/28/28	500,000	507,163
5.986%, 10/3/28	500,000	519,115
5.260%, 4/8/29	500,000	510,296
(United States SOFR Compounded Index + 0.79%), 4.283%, 1/29/30(k)	230,000	228,416
(SOFR + 1.34%), 4.631%, 9/11/30(k)	160,000	160,265
(United States SOFR Compounded Index + 1.17%), 4.580%, 9/8/31(k)	1,000,000	992,752
3.600%, 4/7/32	225,000	210,442
6.092%, 10/3/33	250,000	267,454
Capital One NA
4.650%, 9/13/28	625,000	627,367
2.700%, 2/6/30	250,000	233,392
Citibank NA
5.803%, 9/29/28	1,000,000	1,036,222
4.914%, 5/29/30	715,000	724,753
5.570%, 4/30/34	1,500,000	1,552,875
Citigroup, Inc.
4.450%, 9/29/27	1,250,000	1,249,300
(SOFR + 1.89%), 4.658%, 5/24/28(k)	715,000	715,402
(CME Term SOFR 3 Month + 1.41%), 3.520%, 10/27/28(k)	2,500,000	2,458,600
(CME Term SOFR 3 Month + 1.45%), 4.075%, 4/23/29(k)	2,000,000	1,983,940
(CME Term SOFR 3 Month + 1.60%), 3.980%, 3/20/30(k)	1,750,000	1,720,357
(SOFR + 1.42%), 2.976%, 11/5/30(k)	1,250,000	1,179,385
(SOFR + 1.15%), 2.666%, 1/29/31(k)	1,500,000	1,391,405
(SOFR + 2.11%), 2.572%, 6/3/31(k)	2,000,000	1,828,176
(SOFR + 1.17%), 4.503%, 9/11/31(k)	1,000,000	986,927
(SOFR + 1.17%), 2.561%, 5/1/32(k)	835,000	747,268
(SOFR + 1.18%), 2.520%, 11/3/32(k)	895,000	788,608
(SOFR + 1.35%), 3.057%, 1/25/33(k)	800,000	721,940
(SOFR + 1.94%), 3.785%, 3/17/33(k)	1,500,000	1,406,134
(SOFR + 2.09%), 4.910%, 5/24/33(k)	500,000	497,303
(SOFR + 2.66%), 6.174%, 5/25/34(k)	715,000	737,674
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.28%), 5.592%, 11/19/34(k)	3,000,000	3,038,593
(SOFR + 2.06%), 5.827%, 2/13/35(k)	3,000,000	3,027,810
(SOFR + 1.45%), 5.449%, 6/11/35(k)	1,000,000	1,013,863
(SOFR + 1.83%), 6.020%, 1/24/36(k)	320,000	326,156
(SOFR + 1.47%), 5.333%, 3/27/36(k)	750,000	751,455
(SOFR + 1.49%), 5.174%, 9/11/36(k)	415,000	411,168
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.73%), 5.411%, 9/19/39(k)	500,000	489,776
Citizens Bank NA
(SOFR + 2.00%), 4.575%, 8/9/28(k)	500,000	499,969
Citizens Financial Group, Inc.
2.500%, 2/6/30	150,000	138,190
3.250%, 4/30/30	470,000	442,067
(SOFR + 1.91%), 5.718%, 7/23/32(k)	300,000	307,843
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.45%), 5.299%, 1/29/36(k)	107,000	105,888
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.641%, 5/21/37(k)	500,000	497,354
Commonwealth Bank of Australia
4.150%, 10/1/30	250,000	247,544
Series C
4.355%, 3/27/29	500,000	501,005
Cooperatieve Rabobank UA
3.957%, 10/17/28	250,000	248,735
4.494%, 10/17/29	1,200,000	1,206,457
4.160%, 1/14/31	500,000	492,239
Fifth Third Bancorp
3.950%, 3/14/28	750,000	744,471
(SOFR + 1.36%), 4.055%, 4/25/28(k)	290,000	288,208
(SOFR + 2.34%), 6.339%, 7/27/29(k)	105,000	108,959

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
(United States SOFR Compounded Index + 2.13%), 4.772%, 7/28/30(k)	$500,000	$499,755
(SOFR + 1.66%), 4.337%, 4/25/33(k)	250,000	240,608
(SOFR + 1.24%), 5.141%, 1/29/37(k)	250,000	242,691
Fifth Third Bank NA
(SOFR + 2.61%), 5.332%, 8/25/33(k)	250,000	249,170
Fifth Third Financial Corp.
4.000%, 2/1/29	450,000	443,292
First Citizens BancShares, Inc.
(SOFR + 1.49%), 4.869%, 3/3/32(k)	350,000	338,891
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.97%), 6.254%, 3/12/40(k)	500,000	486,829
HSBC Holdings plc
(SOFR + 2.11%), 4.755%, 6/9/28(k)	1,000,000	1,002,060
(SOFR + 2.61%), 5.210%, 8/11/28(k)	495,000	498,581
(SOFR + 1.97%), 6.161%, 3/9/29(k)	380,000	390,595
(CME Term SOFR 3 Month + 1.80%), 4.583%, 6/19/29(k)	1,120,000	1,118,505
(SOFR + 1.29%), 2.206%, 8/17/29(k)	450,000	425,510
(CME Term SOFR 3 Month + 1.87%), 3.973%, 5/22/30(k)	1,165,000	1,138,607
(SOFR + 1.29%), 5.286%, 11/19/30(k)	2,000,000	2,033,544
(SOFR + 2.39%), 2.848%, 6/4/31(k)	5,715,000	5,270,311
(SOFR + 1.52%), 5.733%, 5/17/32(k)	370,000	382,080
(SOFR + 1.19%), 2.804%, 5/24/32(k)	595,000	533,737
(SOFR + 1.41%), 2.871%, 11/22/32(k)(x)	790,000	706,055
(SOFR + 2.53%), 4.762%, 3/29/33(k)	420,000	408,461
(SOFR + 2.87%), 5.402%, 8/11/33(k)	490,000	495,983
(SOFR + 2.39%), 6.254%, 3/9/34(k)	750,000	793,780
(SOFR + 2.98%), 6.547%, 6/20/34(k)	1,000,000	1,049,394
(SOFR + 3.02%), 7.399%, 11/13/34(k)	1,000,000	1,103,377
(SOFR + 1.78%), 5.719%, 3/4/35(k)	750,000	766,581
(SOFR + 1.90%), 5.874%, 11/18/35(k)(x)	2,000,000	2,022,674
(SOFR + 1.56%), 5.450%, 3/3/36(k)	460,000	460,663
(SOFR + 1.88%), 5.790%, 5/13/36(k)	500,000	513,534
(SOFR + 1.96%), 5.741%, 9/10/36(k)	305,000	304,458
(SOFR + 1.43%), 5.133%, 11/6/36(k)	375,000	366,488
(SOFR + 1.55%), 5.279%, 3/10/37(k)	500,000	490,256
Huntington Bancshares, Inc.
(SOFR + 1.97%), 4.443%, 8/4/28(k)	250,000	249,758
(SOFR + 2.02%), 6.208%, 8/21/29(k)	500,000	517,448
2.550%, 2/4/30	500,000	463,412
(SOFR + 1.28%), 5.272%, 1/15/31(k)	1,000,000	1,013,694
(SOFR + 2.05%), 5.023%, 5/17/33(k)	420,000	416,922
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36(k)	500,000	428,561
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 5.605%, 1/28/41(k)	315,000	307,428
Huntington National Bank (The)
(United States SOFR Compounded Index + 1.65%), 4.552%, 5/17/28(k)	250,000	249,928
Industrial & Commercial Bank of China Ltd.
3.538%, 11/8/27	500,000	494,570
ING Groep NV
4.050%, 4/9/29(x)	560,000	554,195
(SOFR + 1.44%), 5.335%, 3/19/30(k)	1,000,000	1,019,483
(SOFR + 1.32%), 2.727%, 4/1/32(k)	265,000	239,935
(SOFR + 2.09%), 6.114%, 9/11/34(k)	315,000	332,792
(SOFR + 1.77%), 5.550%, 3/19/35(k)	750,000	762,576
(SOFR + 1.61%), 5.525%, 3/25/36(k)	425,000	429,070
(United States SOFR Compounded Index + 1.61%), 5.420%, 3/23/37(k)	750,000	747,143
JPMorgan Chase & Co.
(SOFR + 1.56%), 4.323%, 4/26/28(k)	1,000,000	999,065
(CME Term SOFR 3 Month + 1.64%), 3.540%, 5/1/28(k)	2,750,000	2,723,569
(SOFR + 1.89%), 2.182%, 6/1/28(k)	1,750,000	1,705,638
(CME Term SOFR 3 Month + 1.21%), 3.509%, 1/23/29(k)	4,750,000	4,672,219
(CME Term SOFR 3 Month + 1.38%), 4.005%, 4/23/29(k)	1,500,000	1,486,675
(SOFR + 1.02%), 2.069%, 6/1/29(k)	1,110,000	1,055,672
(CME Term SOFR 3 Month + 1.52%), 4.203%, 7/23/29(k)	1,500,000	1,489,995
(SOFR + 1.45%), 5.299%, 7/24/29(k)	1,250,000	1,273,042

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.57%), 6.087%, 10/23/29(k)	$865,000	$898,147
(CME Term SOFR 3 Month + 1.59%), 4.452%, 12/5/29(k)	1,000,000	1,000,323
(SOFR + 1.16%), 5.581%, 4/22/30(k)	2,435,000	2,506,771
(CME Term SOFR 3 Month + 1.42%), 3.702%, 5/6/30(k)	625,000	610,233
(SOFR + 1.75%), 4.565%, 6/14/30(k)	555,000	555,119
(SOFR + 1.13%), 4.995%, 7/22/30(k)	500,000	506,345
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30(k)(x)	1,735,000	1,632,692
(CME Term SOFR 3 Month + 2.52%), 2.956%, 5/13/31(k)	815,000	757,971
(CME Term SOFR 3 Month + 1.11%), 1.764%, 11/19/31(k)	1,250,000	1,098,060
(SOFR + 1.07%), 1.953%, 2/4/32(k)	750,000	658,600
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32(k)	1,155,000	1,040,586
(SOFR + 1.18%), 2.545%, 11/8/32(k)	2,750,000	2,443,042
(SOFR + 1.26%), 2.963%, 1/25/33(k)	700,000	632,604
(SOFR + 1.80%), 4.586%, 4/26/33(k)	835,000	823,669
(SOFR + 2.58%), 5.717%, 9/14/33(k)	960,000	990,394
(SOFR + 1.85%), 5.350%, 6/1/34(k)	965,000	981,056
(SOFR + 1.81%), 6.254%, 10/23/34(k)	800,000	858,201
(SOFR + 1.62%), 5.336%, 1/23/35(k)	4,000,000	4,047,479
(SOFR + 1.49%), 5.766%, 4/22/35(k)	2,000,000	2,077,690
(SOFR + 1.46%), 5.294%, 7/22/35(k)	2,000,000	2,024,287
(SOFR + 1.34%), 4.946%, 10/22/35(k)	375,000	369,755
(SOFR + 1.32%), 5.502%, 1/24/36(k)	665,000	678,330
(SOFR + 1.64%), 5.576%, 7/23/36(k)	1,215,000	1,229,690
(SOFR + 1.19%), 4.810%, 10/22/36(k)	505,000	489,682
Keybank National Association
4.390%, 12/14/27	100,000	100,077
4.900%, 8/8/32	500,000	490,009
5.000%, 1/26/33	500,000	492,622
KeyCorp
2.250%, 4/6/27	750,000	733,770
(SOFR + 1.37%), 5.305%, 1/28/37(k)	250,000	244,380
Korea Development Bank (The)
1.375%, 4/25/27	500,000	485,430
4.375%, 2/15/28	525,000	527,688
3.750%, 9/16/30	358,000	351,563
1.625%, 1/19/31	500,000	444,645
4.000%, 1/28/31	500,000	495,945
2.000%, 10/25/31	500,000	445,775
4.250%, 9/8/32	500,000	497,910
5.625%, 10/23/33	400,000	429,856
Kreditanstalt fuer Wiederaufbau
3.000%, 5/20/27	1,575,000	1,559,884
4.000%, 6/28/27	1,000,000	1,001,887
3.750%, 2/15/28	1,420,000	1,417,944
2.875%, 4/3/28(x)	1,750,000	1,718,716
3.875%, 5/15/28	1,000,000	1,001,299
3.875%, 6/15/28	735,000	735,676
3.500%, 8/9/28	715,000	710,043
4.000%, 3/15/29(x)	5,000,000	5,020,966
3.500%, 5/15/29	1,150,000	1,138,755
1.750%, 9/14/29	525,000	489,216
4.625%, 3/18/30	1,000,000	1,026,634
0.750%, 9/30/30	400,000	347,985
4.125%, 7/15/33	1,200,000	1,181,824
4.375%, 2/28/34	1,500,000	1,494,592
Landwirtschaftliche Rentenbank
4.625%, 4/17/29	450,000	459,169
0.875%, 9/3/30	750,000	657,171
5.000%, 10/24/33(x)	750,000	787,772
Lloyds Banking Group plc
4.375%, 3/22/28	1,350,000	1,347,106
4.550%, 8/16/28	850,000	849,978
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.871%, 3/6/29(k)	500,000	512,230
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.679%, 1/5/35(k)	1,000,000	1,027,100
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.068%, 6/13/36(k)	1,210,000	1,225,626
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.97%), 4.943%, 11/4/36(k)	750,000	723,850
M&T Bank Corp.
(United States SOFR Compounded Index + 1.78%), 4.553%, 8/16/28(k)	335,000	334,445
(SOFR + 2.26%), 6.082%, 3/13/32(k)(x)	1,000,000	1,047,080
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.43%), 5.400%, 7/30/35(k)	115,000	114,328
(SOFR + 1.61%), 5.385%, 1/16/36(k)	125,000	123,756
Manufacturers & Traders Trust Co.
3.400%, 8/17/27	330,000	325,153
4.700%, 1/27/28	500,000	502,148
Mitsubishi UFJ Financial Group, Inc.
3.287%, 7/25/27	1,000,000	987,121

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.017%, 7/20/28(k)	$400,000	$402,613
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.354%, 9/13/28(k)(x)	400,000	404,880
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.422%, 2/22/29(k)	205,000	208,159
3.741%, 3/7/29	750,000	737,911
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.242%, 4/19/29(k)	215,000	217,923
3.195%, 7/18/29	1,000,000	959,054
2.559%, 2/25/30	1,000,000	924,724
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 5.258%, 4/17/30(k)	500,000	508,838
2.048%, 7/17/30	460,000	414,388
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.852%, 1/19/33(k)	500,000	446,811
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.133%, 7/20/33(k)	400,000	401,893
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.472%, 9/13/33(k)(x)	600,000	617,141
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.63%), 5.441%, 2/22/34(k)	200,000	204,272
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.97%), 5.406%, 4/19/34(k)(x)	290,000	296,760
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 5.426%, 4/17/35(k)	1,000,000	1,015,130
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.188%, 9/12/36(k)(x)	200,000	198,068
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 5.057%, 1/14/37(k)(x)	420,000	411,016
Series 8NC7
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.475%, 2/22/31(k)	205,000	210,266
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.667%, 5/27/29(k)	500,000	512,047
(CME Term SOFR 3 Month + 1.53%), 4.254%, 9/11/29(k)(x)	1,000,000	992,556
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 3.261%, 5/22/30(k)	500,000	480,203
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.382%, 7/10/30(k)	300,000	306,232
(CME Term SOFR 3 Month + 1.39%), 3.153%, 7/16/30(k)	750,000	716,370
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.739%, 5/27/31(k)	500,000	518,169
(CME Term SOFR 3 Month + 1.77%), 2.201%, 7/10/31(k)	500,000	449,169
(CME Term SOFR 3 Month + 1.53%), 1.979%, 9/8/31(k)	300,000	265,840
2.564%, 9/13/31	310,000	272,753
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.70%), 4.438%, 5/12/32(k)	235,000	230,034
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.260%, 7/9/32(k)	750,000	657,606
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 5.594%, 7/10/35(k)	1,000,000	1,026,205
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.323%, 7/8/36(k)(x)	500,000	500,464
Morgan Stanley Private Bank NA
(SOFR + 0.76%), 4.213%, 2/8/30(k)	1,000,000	988,208
(SOFR + 1.08%), 4.734%, 7/18/31(k)	2,500,000	2,484,321
(SOFR + 1.02%), 4.465%, 11/19/31(k)	810,000	796,840

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
National Australia Bank Ltd.
3.905%, 6/9/27	$500,000	$498,754
4.944%, 1/12/28(x)	300,000	304,442
4.900%, 6/13/28	500,000	507,851
4.148%, 1/13/31	770,000	760,918
National Bank of Canada
(United States SOFR Compounded Index + 0.76%), 4.166%, 1/20/29(k)	535,000	531,864
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.073%, 5/22/28(k)	295,000	289,873
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.516%, 9/30/28(k)	200,000	202,797
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.808%, 9/13/29(k)	730,000	750,209
4.445%, 5/8/30	750,000	744,152
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.016%, 3/2/34(k)	200,000	209,988
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.778%, 3/1/35(k)	1,000,000	1,033,683
Oesterreichische Kontrollbank AG
3.625%, 9/9/27	409,000	407,249
4.250%, 3/1/28	545,000	548,385
4.125%, 1/18/29	1,000,000	1,005,649
3.750%, 9/10/30(x)	1,500,000	1,484,068
Pinnacle Bank
5.625%, 2/15/28	250,000	252,500
PNC Bank NA
3.100%, 10/25/27	500,000	491,297
2.700%, 10/22/29(x)	395,000	370,641
PNC Financial Services Group, Inc. (The)
3.150%, 5/19/27	750,000	740,775
3.450%, 4/23/29	750,000	732,344
(SOFR + 1.84%), 5.582%, 6/12/29(k)	440,000	450,350
2.550%, 1/22/30	750,000	702,580
(SOFR + 1.20%), 5.492%, 5/14/30(k)	250,000	256,831
(SOFR + 0.98%), 2.307%, 4/23/32(k)	1,000,000	888,635
(United States SOFR Compounded Index + 1.85%), 4.626%, 6/6/33(k)	500,000	485,153
(SOFR + 1.93%), 5.068%, 1/24/34(k)	210,000	209,980
(SOFR + 1.95%), 5.939%, 8/18/34(k)	750,000	785,528
(SOFR + 2.28%), 6.875%, 10/20/34(k)	400,000	441,407
(SOFR + 1.90%), 5.676%, 1/22/35(k)	1,000,000	1,030,298
(SOFR + 1.60%), 5.401%, 7/23/35(k)	2,000,000	2,016,408
(SOFR + 1.39%), 5.575%, 1/29/36(k)	125,000	127,513
(SOFR + 1.42%), 5.373%, 7/21/36(k)	275,000	276,480
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.423%, 1/25/41(k)	330,000	323,379
Regions Financial Corp.
1.800%, 8/12/28	500,000	469,191
(SOFR + 1.49%), 5.722%, 6/6/30(k)	180,000	184,806
(SOFR + 2.06%), 5.502%, 9/6/35(k)	165,000	164,909
Royal Bank of Canada
3.625%, 5/4/27(x)	500,000	496,955
4.240%, 8/3/27(x)	500,000	499,258
4.900%, 1/12/28	500,000	505,580
5.200%, 8/1/28	500,000	509,735
(United States SOFR Compounded Index + 0.86%), 4.522%, 10/18/28(k)	320,000	320,259
(SOFR + 1.10%), 4.969%, 8/2/30(k)	280,000	283,012
(United States SOFR Compounded Index + 1.08%), 4.650%, 10/18/30(k)	400,000	401,056
(SOFR + 1.06%), 4.696%, 8/6/31(k)	415,000	413,645
2.300%, 11/3/31(x)	500,000	444,495
(SOFR + 0.98%), 4.305%, 11/3/31(k)	500,000	490,528
5.000%, 5/2/33	500,000	503,566
5.150%, 2/1/34(x)	3,000,000	3,060,029
Santander Holdings USA, Inc.
4.400%, 7/13/27(x)	485,000	483,960
(SOFR + 2.36%), 6.499%, 3/9/29(k)	125,000	128,793
(SOFR + 2.70%), 6.565%, 6/12/29(k)	500,000	516,875
(SOFR + 1.94%), 5.353%, 9/6/30(k)	1,000,000	1,008,860
Santander UK Group Holdings plc
3.823%, 11/3/28	750,000	739,952
(SOFR + 2.60%), 6.534%, 1/10/29(k)	235,000	242,200
(SOFR + 1.48%), 2.896%, 3/15/32(k)	500,000	452,742
(United States SOFR Compounded Index + 1.58%), 5.136%, 9/22/36(k)	440,000	424,543

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Sumitomo Mitsui Financial Group, Inc.
3.364%, 7/12/27(x)	$750,000	$741,136
3.352%, 10/18/27	750,000	739,246
5.800%, 7/13/28	500,000	515,086
4.306%, 10/16/28	750,000	746,902
2.472%, 1/14/29	500,000	473,545
3.040%, 7/16/29	1,000,000	952,371
2.724%, 9/27/29	350,000	328,280
5.710%, 1/13/30	320,000	331,562
2.750%, 1/15/30	400,000	373,556
2.130%, 7/8/30	750,000	674,224
5.852%, 7/13/30	500,000	519,357
1.710%, 1/12/31	500,000	435,798
2.222%, 9/17/31	1,000,000	874,211
5.766%, 1/13/33	1,500,000	1,560,124
5.776%, 7/13/33	500,000	521,571
5.808%, 9/14/33	200,000	208,695
5.632%, 1/15/35	1,000,000	1,031,574
(SOFR + 1.50%), 5.246%, 7/8/36(k)	750,000	749,503
(SOFR + 1.22%), 5.046%, 1/15/37(k)	220,000	215,918
Toronto-Dominion Bank (The)
4.108%, 6/8/27	500,000	499,354
4.693%, 9/15/27	400,000	401,968
5.523%, 7/17/28	400,000	409,473
2.000%, 9/10/31(x)	500,000	439,742
2.450%, 1/12/32	500,000	441,441
3.200%, 3/10/32	500,000	459,228
4.456%, 6/8/32	265,000	260,251
4.928%, 10/15/35	1,000,000	982,008
Truist Bank
2.250%, 3/11/30	535,000	485,363
Truist Financial Corp.
(SOFR + 1.37%), 4.123%, 6/6/28(k)	315,000	313,695
(SOFR + 1.44%), 4.873%, 1/26/29(k)	205,000	206,365
3.875%, 3/19/29	750,000	736,332
(SOFR + 0.86%), 1.887%, 6/7/29(k)	375,000	354,607
1.950%, 6/5/30	335,000	300,983
(SOFR + 2.24%), 4.916%, 7/28/33(k)	500,000	489,289
(SOFR + 1.85%), 5.122%, 1/26/34(k)	205,000	204,298
(SOFR + 2.36%), 5.867%, 6/8/34(k)	500,000	519,274
(SOFR + 1.92%), 5.711%, 1/24/35(k)	2,000,000	2,059,921
(SOFR + 1.40%), 4.964%, 10/23/36(k)	500,000	482,824
Series I.
(SOFR + 0.97%), 4.597%, 1/27/32(k)	700,000	691,585
US Bancorp
3.900%, 4/26/28	650,000	646,532
(SOFR + 1.66%), 4.548%, 7/22/28(k)	500,000	500,884
(SOFR + 1.23%), 4.653%, 2/1/29(k)	500,000	501,890
(SOFR + 2.02%), 5.775%, 6/12/29(k)	500,000	513,553
1.375%, 7/22/30	600,000	526,151
(SOFR + 1.25%), 5.100%, 7/23/30(k)	415,000	422,184
(SOFR + 1.02%), 2.677%, 1/27/33(k)	400,000	354,803
(SOFR + 2.11%), 4.967%, 7/22/33(k)	350,000	345,619
(SOFR + 1.60%), 4.839%, 2/1/34(k)	500,000	493,148
(SOFR + 2.26%), 5.836%, 6/12/34(k)	750,000	782,939
(SOFR + 1.86%), 5.678%, 1/23/35(k)	2,000,000	2,064,688
(SOFR + 1.41%), 5.424%, 2/12/36(k)(x)	190,000	194,005
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.95%), 2.491%, 11/3/36(k)	1,000,000	861,163
(SOFR + 1.10%), 5.033%, 1/26/37(k)	500,000	490,560
Webster Financial Corp.
4.100%, 3/25/29	500,000	488,125
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.57%), 3.584%, 5/22/28(k)	8,035,000	7,950,793
(SOFR + 2.10%), 2.393%, 6/2/28(k)	1,010,000	985,770
(SOFR + 1.98%), 4.808%, 7/25/28(k)	665,000	667,760
(SOFR + 1.74%), 5.574%, 7/25/29(k)	435,000	443,974
(SOFR + 0.88%), 4.078%, 9/15/29(k)	980,000	968,043
(CME Term SOFR 3 Month + 1.43%), 2.879%, 10/30/30(k)	1,250,000	1,178,673
(CME Term SOFR 3 Month + 1.26%), 2.572%, 2/11/31(k)	2,625,000	2,425,873
(SOFR + 1.50%), 5.150%, 4/23/31(k)	835,000	849,170
(SOFR + 1.50%), 3.350%, 3/2/33(k)	2,135,000	1,957,438
(SOFR + 2.10%), 4.897%, 7/25/33(k)	625,000	619,739
(SOFR + 2.02%), 5.389%, 4/24/34(k)	325,000	329,775
(SOFR + 1.99%), 5.557%, 7/25/34(k)	600,000	614,009
(SOFR + 2.06%), 6.491%, 10/23/34(k)	1,430,000	1,548,355
(SOFR + 1.78%), 5.499%, 1/23/35(k)	2,000,000	2,032,914
(SOFR + 1.38%), 5.211%, 12/3/35(k)	285,000	283,541
(SOFR + 1.74%), 5.605%, 4/23/36(k)	665,000	678,225
(SOFR + 1.34%), 4.892%, 9/15/36(k)	1,500,000	1,460,811
(SOFR + 1.10%), 4.960%, 1/23/37(k)	375,000	365,521
Westpac Banking Corp.
4.043%, 8/26/27	1,500,000	1,498,308
1.953%, 11/20/28	500,000	471,954
5.050%, 4/16/29	500,000	510,747
2.650%, 1/16/30	350,000	329,477
2.150%, 6/3/31	500,000	448,169
6.820%, 11/17/33	1,250,000	1,364,576

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 2.668%, 11/15/35(k)	$2,000,000	$1,790,086
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 5.618%, 11/20/35(k)	1,400,000	1,413,144
Wintrust Financial Corp.
4.850%, 6/6/29	250,000	245,475
Zions Bancorp NA
3.250%, 10/29/29	500,000	463,159
(SOFR + 2.83%), 6.816%, 11/19/35(k)(x)	250,000	255,915

		349,117,223

Capital Markets (2.5%)
Affiliated Managers Group, Inc.
3.300%, 6/15/30	210,000	196,652
5.500%, 8/20/34	250,000	247,851
Ameriprise Financial, Inc.
4.500%, 5/13/32(x)	90,000	88,978
Apollo Debt Solutions BDC
5.200%, 12/8/28§	65,000	64,056
5.700%, 1/23/31§	250,000	243,498
6.700%, 7/29/31	400,000	405,471
Ares Capital Corp.
2.875%, 6/15/27	500,000	486,001
2.875%, 6/15/28	500,000	472,181
5.950%, 7/15/29	315,000	316,456
5.500%, 9/1/30	250,000	245,129
5.100%, 1/15/31	300,000	288,448
3.200%, 11/15/31	500,000	432,631
Ares Strategic Income Fund
6.350%, 8/15/29	500,000	500,678
5.150%, 1/15/31§	750,000	708,501
5.550%, 4/15/31§	150,000	143,743
Bain Capital Specialty Finance, Inc.
5.950%, 3/1/31	250,000	238,953
Bank of New York Mellon Corp. (The)
3.250%, 5/16/27	700,000	693,509
3.850%, 4/28/28	850,000	844,450
(SOFR + 1.15%), 3.992%, 6/13/28(k)	500,000	497,832
(SOFR + 1.17%), 4.543%, 2/1/29(k)	250,000	250,849
3.850%, 4/26/29	500,000	492,561
(SOFR + 1.76%), 4.596%, 7/26/30(k)	145,000	145,567
1.650%, 1/28/31	500,000	439,151
1.800%, 7/28/31	750,000	654,291
2.500%, 1/26/32(x)	200,000	179,061
(SOFR + 1.23%), 5.060%, 7/22/32(k)	300,000	305,755
(SOFR + 1.42%), 4.289%, 6/13/33(k)	500,000	485,560
(SOFR + 1.85%), 6.474%, 10/25/34(k)	1,000,000	1,089,946
(SOFR + 1.42%), 5.188%, 3/14/35(k)	1,000,000	1,012,198
(SOFR + 1.35%), 5.316%, 6/6/36(k)	140,000	141,449
Series J
1.900%, 1/25/29	500,000	468,034
(SOFR + 1.61%), 4.967%, 4/26/34(k)	350,000	349,946
Barings BDC, Inc.
5.200%, 9/15/28	235,000	229,356
Barings Private Credit Corp.
5.750%, 2/6/29§	60,000	58,671
BGC Group, Inc.
8.000%, 5/25/28	500,000	526,588
6.600%, 6/10/29	185,000	190,737
BlackRock Funding, Inc.
5.000%, 3/14/34	1,000,000	1,014,129
BlackRock, Inc.
3.250%, 4/30/29	445,000	432,597
4.750%, 5/25/33	900,000	905,306
Blackstone Private Credit Fund
4.000%, 1/15/29	250,000	235,373
5.950%, 7/16/29	500,000	492,808
5.050%, 9/10/30	290,000	273,848
5.350%, 3/12/31	500,000	474,625
6.000%, 11/22/34	500,000	467,349
Blackstone Reg Finance Co. LLC
4.300%, 11/3/30(x)	250,000	245,876
Blackstone Secured Lending Fund
2.850%, 9/30/28(x)	500,000	464,201
5.125%, 1/31/31	250,000	239,237
Blue Owl Capital Corp.
2.875%, 6/11/28	750,000	696,206
Blue Owl Credit Income Corp.
7.950%, 6/13/28	500,000	511,919
6.600%, 9/15/29	185,000	184,160
Blue Owl Technology Finance Corp.
6.125%, 1/23/31	125,000	117,415
Brookfield Asset Management Ltd.
4.653%, 11/15/30	500,000	495,375
Brookfield Finance, Inc.
3.900%, 1/25/28	500,000	494,374
4.350%, 4/15/30	2,000,000	1,962,747
2.724%, 4/15/31	230,000	208,148
Carlyle Secured Lending, Inc.
5.750%, 2/15/31	210,000	197,544
Cboe Global Markets, Inc.
3.000%, 3/16/32	500,000	456,436
Charles Schwab Corp. (The)
3.300%, 4/1/27	455,000	451,910
2.000%, 3/20/28	1,200,000	1,150,194
(SOFR + 2.21%), 5.643%, 5/19/29(k)	500,000	513,047
3.250%, 5/22/29	500,000	485,746
(SOFR + 1.88%), 6.196%, 11/17/29(k)	280,000	292,017
2.300%, 5/13/31	750,000	673,277
2.900%, 3/3/32	280,000	253,484
(SOFR + 2.50%), 5.853%, 5/19/34(k)	250,000	262,349
(SOFR + 2.01%), 6.136%, 8/24/34(k)	500,000	531,628
(SOFR + 1.23%), 4.914%, 11/14/36(k)	500,000	484,257

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
CI Financial Corp.
3.200%, 12/17/30	$565,000	$504,452
CME Group, Inc.
3.750%, 6/15/28	350,000	347,214
2.650%, 3/15/32	355,000	320,273
Deutsche Bank AG
5.371%, 9/9/27(x)	500,000	507,945
(SOFR + 3.18%), 6.720%, 1/18/29(k)	150,000	155,067
5.414%, 5/10/29	280,000	287,022
(SOFR + 1.30%), 4.950%, 8/4/31(k)	2,000,000	1,990,387
(SOFR + 3.04%), 3.547%, 9/18/31(k)	2,355,000	2,207,063
(SOFR + 1.10%), 4.469%, 12/10/31(k)	150,000	147,345
(SOFR + 1.14%), 4.725%, 2/6/32(k)	180,000	177,432
(SOFR + 3.65%), 7.079%, 2/10/34(k)	225,000	239,794
(SOFR + 2.05%), 5.403%, 9/11/35(k)(x)	220,000	217,996
Eaton Vance Corp.
3.500%, 4/6/27	250,000	248,011
Franklin Resources, Inc.
1.600%, 10/30/30(x)	600,000	527,706
Goldman Sachs BDC, Inc.
5.100%, 1/28/29	100,000	97,160
5.650%, 9/9/30(x)	160,000	153,634
Goldman Sachs Group, Inc. (The)
(CME Term SOFR 3 Month + 1.77%), 3.691%, 6/5/28(k)	1,000,000	990,567
(SOFR + 0.71%), 4.148%, 1/21/29(k)	915,000	908,417
(CME Term SOFR 3 Month + 1.56%), 4.223%, 5/1/29(k)	2,000,000	1,985,569
2.600%, 2/7/30	6,515,000	6,049,050
(SOFR + 1.27%), 5.727%, 4/25/30(k)	300,000	309,157
(SOFR + 1.21%), 5.049%, 7/23/30(k)	345,000	349,208
(SOFR + 0.96%), 4.516%, 1/21/32(k)	735,000	723,574
(SOFR + 1.09%), 1.992%, 1/27/32(k)	570,000	498,629
(SOFR + 1.28%), 2.615%, 4/22/32(k)	1,070,000	961,951
(SOFR + 1.25%), 2.383%, 7/21/32(k)	2,140,000	1,888,056
(SOFR + 1.26%), 2.650%, 10/21/32(k)	720,000	637,391
(SOFR + 1.41%), 3.102%, 2/24/33(k)	1,000,000	901,695
(SOFR + 1.95%), 6.561%, 10/24/34(k)	3,000,000	3,270,254
(SOFR + 1.55%), 5.851%, 4/25/35(k)	1,000,000	1,043,755
(SOFR + 1.55%), 5.330%, 7/23/35(k)	1,500,000	1,499,047
(SOFR + 1.42%), 5.016%, 10/23/35(k)	1,790,000	1,750,534
(SOFR + 1.38%), 5.536%, 1/28/36(k)	525,000	531,812
(SOFR + 1.33%), 4.939%, 10/21/36(k)	625,000	603,583
(SOFR + 1.19%), 5.065%, 1/21/37(k)	570,000	557,309
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.18%), 5.387%, 2/2/41(k)	315,000	302,501
Goldman Sachs Private Credit Corp.
5.375%, 1/31/29§	125,000	122,865
5.875%, 1/31/31§	125,000	121,387
Golub Capital Private Credit Fund
5.600%, 4/15/31§	250,000	238,429
HPS Corporate Lending Fund
6.250%, 9/30/29	500,000	499,101
5.450%, 11/15/30§	500,000	477,083
5.650%, 4/2/31§	250,000	239,140
Intercontinental Exchange, Inc.
4.000%, 9/15/27	600,000	597,233
3.750%, 9/21/28	535,000	528,256
4.350%, 6/15/29	250,000	249,422
4.200%, 3/15/31	500,000	491,369
5.250%, 6/15/31	275,000	283,289
Jefferies Financial Group, Inc.
5.875%, 7/21/28	270,000	275,304
2.625%, 10/15/31	1,500,000	1,304,093
Lazard Group LLC
4.500%, 9/19/28	350,000	347,747
4.375%, 3/11/29	500,000	494,122
LPL Holdings, Inc.
5.650%, 3/15/35	500,000	494,493
Main Street Capital Corp.
6.500%, 6/4/27	65,000	65,609
Moody’s Corp.
2.000%, 8/19/31(x)	1,250,000	1,096,381
4.250%, 8/8/32	250,000	242,645
Morgan Stanley
(SOFR + 1.61%), 4.210%, 4/20/28(k)	870,000	867,416
(SOFR + 2.24%), 6.296%, 10/18/28(k)	1,000,000	1,025,755
(CME Term SOFR 3 Month + 1.40%), 3.772%, 1/24/29(k)	1,800,000	1,775,668
(SOFR + 1.73%), 5.123%, 2/1/29(k)	500,000	504,711
(SOFR + 1.59%), 5.164%, 4/20/29(k)	765,000	773,823
(SOFR + 1.63%), 5.449%, 7/20/29(k)	430,000	437,818
(SOFR + 0.80%), 4.238%, 1/9/30(k)	345,000	340,692
(CME Term SOFR 3 Month + 1.89%), 4.431%, 1/23/30(k)	950,000	944,009
(SOFR + 1.26%), 5.656%, 4/18/30(k)	665,000	683,463
(SOFR + 1.22%), 5.042%, 7/19/30(k)	225,000	227,483
(SOFR + 1.14%), 2.699%, 1/22/31(k)	4,140,000	3,835,277
(SOFR + 3.12%), 3.622%, 4/1/31(k)	2,000,000	1,912,805
(SOFR + 0.95%), 4.493%, 1/16/32(k)	295,000	289,558

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.20%), 4.708%, 3/12/32(k)	$1,730,000	$1,718,617
(SOFR + 1.18%), 2.239%, 7/21/32(k)	2,000,000	1,750,614
(SOFR + 1.20%), 2.511%, 10/20/32(k)	925,000	815,231
(SOFR + 1.29%), 2.943%, 1/21/33(k)	820,000	736,548
(SOFR + 2.08%), 4.889%, 7/20/33(k)	750,000	743,808
(SOFR + 2.56%), 6.342%, 10/18/33(k)	925,000	986,732
(SOFR + 1.87%), 5.250%, 4/21/34(k)	910,000	911,339
(SOFR + 1.88%), 5.424%, 7/21/34(k)	560,000	567,922
(SOFR + 1.73%), 5.466%, 1/18/35(k)	2,000,000	2,026,507
(SOFR + 1.58%), 5.831%, 4/19/35(k)	1,500,000	1,553,988
(SOFR + 1.42%), 5.587%, 1/18/36(k)	625,000	635,827
(SOFR + 1.76%), 5.664%, 4/17/36(k)	400,000	409,218
(SOFR + 1.36%), 2.484%, 9/16/36(k)	1,250,000	1,075,765
(SOFR + 1.18%), 5.073%, 1/30/37(k)	1,665,000	1,632,153
(SOFR + 2.62%), 5.297%, 4/20/37(k)	785,000	783,127
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.948%, 1/19/38(k)	500,000	511,131
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.942%, 2/7/39(k)	3,000,000	3,062,512
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.314%, 1/18/41(k)	400,000	386,205
Series I
(SOFR + 1.31%), 4.892%, 10/22/36(k)	250,000	240,559
Morgan Stanley Direct Lending Fund
6.150%, 5/17/29	115,000	116,048
Nasdaq, Inc.
5.350%, 6/28/28	225,000	229,491
1.650%, 1/15/31	750,000	655,172
5.550%, 2/15/34	2,000,000	2,056,160
Nomura Holdings, Inc.
5.386%, 7/6/27(x)	500,000	505,178
5.842%, 1/18/28	200,000	204,253
6.070%, 7/12/28	500,000	515,380
2.710%, 1/22/29	500,000	474,534
3.103%, 1/16/30	750,000	706,867
2.679%, 7/16/30	1,000,000	916,778
2.608%, 7/14/31	685,000	609,783
2.999%, 1/22/32(x)	500,000	449,542
6.181%, 1/18/33	200,000	211,708
6.087%, 7/12/33	500,000	525,036
North Haven Private Income Fund LLC
5.125%, 9/25/28§	105,000	102,205
Northern Trust Corp.
4.000%, 5/10/27	335,000	334,668
3.650%, 8/3/28	500,000	496,023
3.150%, 5/3/29	500,000	483,610
1.950%, 5/1/30	560,000	509,162
3.375%, 5/8/32	468,000	460,294
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.05%), 5.117%, 11/19/40(k)	295,000	287,069
Oaktree Specialty Lending Corp.
7.100%, 2/15/29	500,000	502,000
Oaktree Strategic Credit Fund
6.500%, 7/23/29	120,000	120,269
Raymond James Financial, Inc.
4.900%, 9/11/35	245,000	238,243
S&P Global, Inc.
2.950%, 3/1/29(e)(x)	500,000	483,693
1.250%, 8/15/30(x)	975,000	849,315
2.900%, 3/1/32	350,000	318,066
5.250%, 9/15/33	635,000	652,681
4.800%, 12/4/35§	175,000	170,886
Sixth Street Lending Partners
6.500%, 3/11/29	355,000	359,162
Sixth Street Specialty Lending, Inc.
6.950%, 8/14/28	355,000	363,011
Stifel Financial Corp.
4.000%, 5/15/30	500,000	484,760
UBS AG
5.650%, 9/11/28	500,000	515,244
(SOFR + 1.11%), 4.632%, 2/16/32(k)	750,000	746,309

		122,679,729

Consumer Finance (1.6%)
AerCap Ireland Capital DAC
3.650%, 7/21/27	1,000,000	988,556
4.625%, 10/15/27	500,000	500,584
3.875%, 1/23/28	500,000	494,520
5.750%, 6/6/28(x)	210,000	215,111
3.000%, 10/29/28	390,000	375,421
4.625%, 9/10/29	1,500,000	1,495,201
6.150%, 9/30/30	365,000	383,025
4.375%, 11/15/30	150,000	147,051
4.750%, 1/15/33	155,000	150,533
4.950%, 9/10/34	335,000	325,561
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.950%, 3/10/55(k)	2,000,000	2,042,500
Ally Financial, Inc.
4.750%, 6/9/27	500,000	500,418
2.200%, 11/2/28	250,000	234,707
(SOFR + 3.26%), 6.992%, 6/13/29(k)	625,000	650,452
(SOFR + 1.78%), 5.548%, 7/31/33(k)	500,000	490,071
(SOFR + 2.29%), 6.184%, 7/26/35(k)	1,000,000	997,055

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
American Express Co.
3.300%, 5/3/27	$1,150,000	$1,139,776
(SOFR + 0.93%), 5.043%, 7/26/28(k)	375,000	378,165
4.050%, 5/3/29	335,000	333,519
(United States SOFR Compounded Index + 1.28%), 5.282%, 7/27/29(k)	500,000	507,735
(United States SOFR Compounded Index + 1.09%), 5.532%, 4/25/30(k)	500,000	514,256
(SOFR + 1.94%), 6.489%, 10/30/31(k)	335,000	359,389
(SOFR + 2.26%), 4.989%, 5/26/33(k)	265,000	263,025
(SOFR + 1.22%), 4.918%, 7/20/33(k)	1,170,000	1,172,199
(SOFR + 1.84%), 5.043%, 5/1/34(k)	750,000	751,009
(SOFR + 1.42%), 5.284%, 7/26/35(k)	1,500,000	1,511,484
(United States SOFR Compounded Index + 1.32%), 5.442%, 1/30/36(k)	185,000	187,838
(SOFR + 1.79%), 5.667%, 4/25/36(k)	135,000	139,116
(SOFR + 1.24%), 4.804%, 10/24/36(k)	750,000	724,399
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.15%), 5.412%, 2/8/41(k)	335,000	332,531
American Honda Finance Corp.
4.550%, 7/9/27	290,000	289,985
4.700%, 1/12/28	350,000	350,527
5.125%, 7/7/28	500,000	505,424
4.600%, 4/17/30	500,000	495,394
4.500%, 9/4/30	500,000	492,444
5.850%, 10/4/30	440,000	456,981
1.800%, 1/13/31(x)	350,000	303,771
5.050%, 7/10/31	500,000	501,479
5.150%, 7/9/32	350,000	350,098
4.900%, 1/10/34	1,000,000	973,308
5.200%, 3/5/35	500,000	490,232
5.100%, 1/8/36	100,000	96,459
Andrew W Mellon Foundation (The)
Series 2020
0.947%, 8/1/27	300,000	287,923
Capital One Financial Corp.
3.650%, 5/11/27	500,000	495,911
3.800%, 1/31/28	1,000,000	987,954
(SOFR + 2.06%), 4.927%, 5/10/28(k)	500,000	501,205
(SOFR + 2.64%), 6.312%, 6/8/29(k)	335,000	345,863
(SOFR + 1.79%), 3.273%, 3/1/30(k)	500,000	480,699
(SOFR + 2.60%), 5.247%, 7/26/30(k)	500,000	506,370
(SOFR + 1.56%), 5.463%, 7/26/30(k)	200,000	203,919
(SOFR + 3.07%), 7.624%, 10/30/31(k)	715,000	787,191
(SOFR + 1.34%), 2.359%, 7/29/32(k)	1,000,000	860,654
(SOFR + 1.27%), 2.618%, 11/2/32(k)(x)	1,000,000	877,878
(SOFR + 2.37%), 5.268%, 5/10/33(k)	500,000	498,548
(SOFR + 2.60%), 5.817%, 2/1/34(k)	500,000	511,532
(SOFR + 2.86%), 6.377%, 6/8/34(k)	335,000	352,074
(United States SOFR Compounded Index + 3.37%), 7.964%, 11/2/34(k)	1,000,000	1,145,145
(SOFR + 2.04%), 6.183%, 1/30/36(k)	200,000	203,527
(SOFR + 1.63%), 5.197%, 9/11/36(k)	280,000	270,478
Caterpillar Financial Services Corp.
3.600%, 8/12/27	500,000	497,032
3.950%, 11/14/28	300,000	298,100
4.700%, 11/15/29	2,000,000	2,024,605
Ford Motor Credit Co. LLC
5.800%, 3/8/29	2,000,000	2,022,080
6.050%, 3/5/31	3,000,000	3,017,880
6.054%, 11/5/31	1,000,000	1,002,310
7.122%, 11/7/33	2,805,000	2,943,006
6.125%, 3/8/34(x)	3,000,000	2,961,480
General Motors Financial Co., Inc.
5.000%, 4/9/27	450,000	452,151
3.850%, 1/5/28	500,000	493,623
6.000%, 1/9/28	200,000	204,333
2.400%, 4/10/28	600,000	574,649
5.800%, 6/23/28	500,000	512,140
2.400%, 10/15/28	500,000	473,242
4.200%, 10/27/28	145,000	143,365
5.650%, 1/17/29	350,000	357,725
4.300%, 4/6/29	500,000	494,189
5.850%, 4/6/30	295,000	305,330
2.350%, 1/8/31	500,000	445,147
2.700%, 6/10/31	750,000	672,168
5.600%, 6/18/31	155,000	158,458
6.400%, 1/9/33	700,000	739,489
6.100%, 1/7/34	1,000,000	1,035,942
5.450%, 9/6/34	220,000	218,102
5.900%, 1/7/35	500,000	508,373
6.150%, 7/15/35	1,000,000	1,033,617
5.450%, 1/8/36(x)	350,000	344,271
John Deere Capital Corp.
2.800%, 9/8/27(x)	400,000	392,600
3.050%, 1/6/28	500,000	491,393
4.750%, 1/20/28(x)	530,000	536,367
4.900%, 3/3/28	300,000	304,500
4.950%, 7/14/28	785,000	799,218
3.450%, 3/7/29	270,000	264,219
4.850%, 6/11/29	500,000	508,425
2.800%, 7/18/29	325,000	310,265
4.850%, 10/11/29	500,000	512,723
2.450%, 1/9/30(x)	290,000	272,040
4.700%, 6/10/30	415,000	419,329
4.350%, 9/15/32(x)	375,000	370,982
5.100%, 4/11/34	1,000,000	1,015,847
Series I
4.200%, 3/10/31	145,000	143,406
5.150%, 9/8/33	500,000	514,631

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Series MTN1
5.050%, 6/12/34	$1,000,000	$1,013,391
PACCAR Financial Corp.
4.600%, 1/10/28	100,000	100,929
4.950%, 8/10/28	500,000	508,209
Series R
4.000%, 11/7/28	225,000	223,901
3.900%, 2/5/29	145,000	143,693
Synchrony Financial 3.950%, 12/1/27	1,500,000	1,480,970
5.150%, 3/19/29	250,000	249,934
2.875%, 10/28/31	250,000	217,464
(SOFR + 2.07%), 6.000%, 7/29/36(k)	65,000	63,896
Toyota Motor Credit Corp.
1.150%, 8/13/27	590,000	566,642
3.050%, 1/11/28(x)	500,000	490,154
4.625%, 1/12/28	320,000	322,762
1.900%, 4/6/28	600,000	574,364
5.250%, 9/11/28	750,000	767,062
3.650%, 1/8/29	500,000	491,729
5.050%, 5/16/29	500,000	510,275
4.450%, 6/29/29	500,000	500,262
2.150%, 2/13/30	500,000	458,662
4.550%, 5/17/30	750,000	753,241
1.650%, 1/10/31	550,000	481,288
2.400%, 1/13/32(x)	500,000	442,732
4.700%, 1/12/33	350,000	348,391
4.800%, 1/5/34	1,500,000	1,488,489
5.350%, 1/9/35	300,000	306,525
Series B
4.800%, 1/11/36(x)	500,000	487,612

		76,709,509

Financial Services (0.5%)
Apollo Global Management, Inc.
5.150%, 8/12/35(x)	590,000	570,077
5.700%, 3/30/36	125,000	125,079
Block Financial LLC
2.500%, 7/15/28	350,000	330,187
3.875%, 8/15/30(x)	230,000	215,952
Corebridge Financial, Inc.
6.050%, 9/15/33	1,165,000	1,214,052
Fidelity National Information Services, Inc.
1.650%, 3/1/28	215,000	203,303
4.800%, 3/10/31	1,250,000	1,239,785
5.100%, 7/15/32(x)	500,000	496,522
Fiserv, Inc.
2.250%, 6/1/27	1,000,000	973,230
5.375%, 8/21/28	500,000	506,753
4.200%, 10/1/28	465,000	459,371
3.500%, 7/1/29	890,000	851,506
2.650%, 6/1/30	1,500,000	1,364,446
5.600%, 3/2/33	225,000	226,707
5.625%, 8/21/33	500,000	504,265
5.150%, 8/12/34	500,000	485,134
5.250%, 8/11/35(x)	290,000	281,860
Global Payments, Inc.
4.950%, 8/15/27	315,000	315,582
4.450%, 6/1/28	500,000	495,206
5.300%, 8/15/29	300,000	301,244
2.900%, 5/15/30	235,000	214,489
2.900%, 11/15/31(x)	500,000	437,330
5.400%, 8/15/32(x)	500,000	495,762
5.400%, 3/15/33	290,000	282,711
5.550%, 11/15/35	750,000	720,236
HA Sustainable Infrastructure Capital, Inc.
6.375%, 7/1/34	125,000	125,156
Jackson Financial, Inc.
5.170%, 6/8/27	280,000	281,961
5.670%, 6/8/32	250,000	250,706
Mastercard, Inc.
3.500%, 2/26/28	140,000	138,529
4.875%, 3/9/28	355,000	360,015
2.950%, 6/1/29	700,000	673,507
2.000%, 11/18/31(x)	500,000	438,851
National Rural Utilities Cooperative Finance Corp.
3.050%, 4/25/27	350,000	345,890
3.400%, 2/7/28	500,000	491,895
4.800%, 3/15/28	145,000	146,191
5.050%, 9/15/28	1,250,000	1,266,472
3.900%, 11/1/28	250,000	247,038
5.150%, 6/15/29	500,000	510,695
4.300%, 12/10/30	100,000	98,936
5.800%, 1/15/33	165,000	174,320
5.000%, 8/15/34	600,000	599,193
Series D
4.150%, 8/25/28	155,000	154,229
4.050%, 2/9/29	100,000	99,258
ORIX Corp.
3.700%, 7/18/27	400,000	396,343
5.000%, 9/13/27	200,000	201,470
2.250%, 3/9/31	350,000	310,967
4.000%, 4/13/32(x)	250,000	238,454
5.200%, 9/13/32	200,000	202,694
5.400%, 2/25/35	200,000	200,844
PayPal Holdings, Inc.
3.900%, 6/1/27	180,000	179,082
2.300%, 6/1/30	1,000,000	914,297
4.400%, 6/1/32	500,000	490,574
Synchrony Bank
5.625%, 8/23/27	250,000	252,654
Visa, Inc.
0.750%, 8/15/27	465,000	444,839
2.750%, 9/15/27	300,000	294,607
4.700%, 2/12/36	750,000	741,130
Voya Financial, Inc.
5.000%, 9/20/34	110,000	106,610
5.050%, 3/2/36	250,000	241,380
Western Union Co. (The)
2.750%, 3/15/31(x)	350,000	316,335
Woodside Finance Ltd.
5.100%, 9/12/34	1,000,000	981,891
6.000%, 5/19/35	500,000	519,732

		26,747,534

Insurance (0.8%)
Alleghany Corp.
3.625%, 5/15/30	500,000	484,913
Allstate Corp. (The)
5.050%, 6/24/29	125,000	127,220
1.450%, 12/15/30(x)	300,000	260,497
5.250%, 3/30/33	390,000	397,324
American Financial Group, Inc.
5.000%, 9/23/35	65,000	62,489
American International Group, Inc.
5.125%, 3/27/33	665,000	670,913
5.450%, 5/7/35	125,000	127,463

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
American National Group, Inc.
6.000%, 7/15/35	$500,000	$487,277
Aon Corp.
2.850%, 5/28/27	180,000	176,819
4.500%, 12/15/28	650,000	652,561
3.750%, 5/2/29	350,000	343,040
2.800%, 5/15/30	500,000	464,882
2.050%, 8/23/31(x)	750,000	652,880
2.600%, 12/2/31	355,000	315,595
5.000%, 9/12/32	500,000	501,784
Aon North America, Inc.
5.450%, 3/1/34	750,000	765,787
Arthur J Gallagher & Co.
5.500%, 3/2/33	315,000	322,250
Assurant, Inc.
4.900%, 3/27/28	250,000	250,349
2.650%, 1/15/32	500,000	435,733
Assured Guaranty US Holdings, Inc.
6.125%, 9/15/28	185,000	191,153
Athene Holding Ltd.
4.125%, 1/12/28	750,000	740,421
AXIS Specialty Finance LLC
3.900%, 7/15/29	250,000	245,239
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.900%, 1/15/40(k)	200,000	190,900
AXIS Specialty Finance plc
4.000%, 12/6/27	500,000	495,103
Berkshire Hathaway Finance Corp.
1.850%, 3/12/30(x)	165,000	150,674
1.450%, 10/15/30(x)	395,000	350,316
2.875%, 3/15/32(x)	500,000	462,692
Brighthouse Financial, Inc.
3.700%, 6/22/27(x)	2,000,000	1,960,808
5.625%, 5/15/30	145,000	144,107
Brown & Brown, Inc.
4.500%, 3/15/29	300,000	297,639
4.200%, 3/17/32	325,000	306,717
5.550%, 6/23/35	250,000	249,438
Chubb INA Holdings LLC
4.650%, 8/15/29	400,000	403,659
1.375%, 9/15/30	1,665,000	1,450,134
4.900%, 8/15/35	415,000	408,883
CNA Financial Corp.
3.450%, 8/15/27	500,000	492,765
3.900%, 5/1/29	210,000	205,221
2.050%, 8/15/30	170,000	151,549
5.200%, 8/15/35	250,000	244,208
Enstar Group Ltd.
4.950%, 6/1/29	350,000	348,281
F&G Annuities & Life, Inc.
6.500%, 6/4/29	85,000	84,971
6.250%, 10/4/34(x)	315,000	297,750
Fairfax Financial Holdings Ltd.
4.850%, 4/17/28	250,000	250,951
4.625%, 4/29/30	750,000	744,808
3.375%, 3/3/31	355,000	329,619
5.625%, 8/16/32	250,000	255,473
6.000%, 12/7/33	500,000	521,966
Fidelity National Financial, Inc.
4.500%, 8/15/28	475,000	472,562
3.400%, 6/15/30	300,000	282,114
First American Financial Corp.
4.000%, 5/15/30	180,000	171,472
2.400%, 8/15/31	315,000	270,723
5.450%, 9/30/34	100,000	98,077
Globe Life, Inc.
4.550%, 9/15/28	500,000	498,853
2.150%, 8/15/30	500,000	448,415
4.800%, 6/15/32	150,000	148,146
Hanover Insurance Group, Inc. (The)
5.500%, 9/1/35	105,000	103,638
Hartford Insurance Group, Inc. (The)
2.800%, 8/19/29	535,000	506,124
Horace Mann Educators Corp.
4.700%, 10/1/30	125,000	122,948
Kemper Corp.
2.400%, 9/30/30(x)	500,000	435,474
3.800%, 2/23/32	500,000	451,277
Lincoln National Corp.
3.400%, 3/1/32	750,000	677,591
5.350%, 11/15/35(x)	145,000	141,336
Loews Corp.
3.200%, 5/15/30	60,000	56,935
Manulife Financial Corp.
2.484%, 5/19/27(x)	350,000	342,492
3.703%, 3/16/32(x)	500,000	472,843
Markel Group, Inc.
3.500%, 11/1/27	350,000	344,233
3.350%, 9/17/29	90,000	86,137
Marsh & McLennan Cos., Inc.
4.375%, 3/15/29	700,000	700,566
2.375%, 12/15/31	340,000	300,466
5.400%, 9/15/33(x)	1,350,000	1,390,690
4.950%, 3/15/36	250,000	246,851
MetLife, Inc.
5.375%, 7/15/33	200,000	206,086
PartnerRe Finance B LLC
3.700%, 7/2/29	350,000	339,660
Principal Financial Group, Inc.
3.700%, 5/15/29	375,000	365,933
2.125%, 6/15/30(x)	750,000	676,173
5.375%, 3/15/33	140,000	142,804
Progressive Corp. (The)
3.000%, 3/15/32	350,000	318,664
5.150%, 3/26/36	225,000	225,719
Prudential Financial, Inc.
3.878%, 3/27/28	650,000	645,933
2.100%, 3/10/30	235,000	215,848
4.500%, 9/15/47	1,075,000	1,050,784
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.125%, 3/1/52(k)	175,000	165,793
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.000%, 9/1/52(k)	350,000	349,125

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.500%, 3/15/54(k)	$750,000	$763,125
Prudential Funding Asia plc
3.125%, 4/14/30	1,500,000	1,421,805
3.625%, 3/24/32	500,000	468,830
Reinsurance Group of America, Inc.
3.900%, 5/15/29	175,000	171,031
3.150%, 6/15/30	175,000	163,477
RenaissanceRe Finance, Inc.
3.450%, 7/1/27	195,000	192,798
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29	500,000	483,626
Travelers Cos., Inc. (The)
5.050%, 7/24/35	75,000	75,000
Unum Group
4.000%, 6/15/29(x)	180,000	176,239
Willis North America, Inc.
4.650%, 6/15/27	200,000	200,213
4.500%, 9/15/28	500,000	498,967
2.950%, 9/15/29	540,000	510,701
5.350%, 5/15/33	500,000	505,177

		38,578,695

Total Financials		613,832,690

Health Care (2.6%)
Biotechnology (0.4%)
AbbVie, Inc.
3.200%, 11/21/29	1,790,000	1,722,951
4.125%, 3/15/31	715,000	704,831
5.050%, 3/15/34	4,000,000	4,064,007
5.200%, 3/15/35(x)	500,000	507,885
4.750%, 3/15/36	320,000	313,730
Amgen, Inc.
3.200%, 11/2/27	1,250,000	1,228,934
5.150%, 3/2/28	800,000	811,744
1.650%, 8/15/28(x)	600,000	564,175
3.000%, 2/22/29(x)	290,000	279,553
4.050%, 8/18/29	500,000	494,835
2.450%, 2/21/30	950,000	882,049
5.250%, 3/2/30	600,000	615,085
3.350%, 2/22/32	290,000	269,154
4.200%, 3/1/33	500,000	482,816
5.250%, 3/2/33	730,000	748,887
4.850%, 2/19/36	200,000	195,845
Biogen, Inc.
2.250%, 5/1/30(x)	735,000	671,015
5.750%, 5/15/35	140,000	144,687
Gilead Sciences, Inc.
1.200%, 10/1/27	235,000	225,219
1.650%, 10/1/30	2,790,000	2,480,580
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30	850,000	752,307

		18,160,289

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories
1.150%, 1/30/28	170,000	161,431
1.400%, 6/30/30(x)	160,000	142,084
4.000%, 3/15/31	1,000,000	982,179
4.300%, 3/15/33	1,000,000	976,896
4.650%, 3/15/36	1,040,000	1,016,991
Baxter International, Inc.
2.272%, 12/1/28	500,000	465,036
5.650%, 12/15/35(x)	415,000	404,410
Becton Dickinson & Co.
3.700%, 6/6/27	1,467,000	1,454,429
4.693%, 2/13/28	375,000	376,609
2.823%, 5/20/30	355,000	330,800
1.957%, 2/11/31	665,000	585,387
4.298%, 8/22/32	105,000	101,658
DH Europe Finance II Sarl
2.600%, 11/15/29	315,000	296,318
Edwards Lifesciences Corp.
4.300%, 6/15/28	750,000	747,790
GE HealthCare Technologies, Inc.
4.800%, 8/14/29	1,000,000	1,007,592
5.500%, 6/15/35	250,000	254,842
4.950%, 12/15/35	235,000	230,041
Smith & Nephew plc
2.032%, 10/14/30	500,000	444,310
Solventum Corp.
5.600%, 3/23/34	1,000,000	1,022,747
STERIS Irish FinCo. UnLtd. Co.
2.700%, 3/15/31	430,000	389,901
Stryker Corp.
3.650%, 3/7/28	600,000	592,836
1.950%, 6/15/30	500,000	450,622
4.625%, 9/11/34	500,000	487,511
5.200%, 2/10/35	235,000	237,613
Zimmer Biomet Holdings, Inc.
2.600%, 11/24/31	500,000	446,063
5.500%, 2/19/35(x)	500,000	510,011

		14,116,107

Health Care Providers & Services (0.9%)
Adventist Health System
Series 2025
4.742%, 12/1/30	125,000	123,946
Advocate Health & Hospitals Corp.
3.829%, 8/15/28	100,000	99,041
Series 2020
2.211%, 6/15/30	150,000	136,956
Ascension Health
Series 2025
4.923%, 11/15/35	750,000	739,662
Banner Health
2.338%, 1/1/30(x)	190,000	175,883
Baylor Scott & White Holdings
Series 2021
1.777%, 11/15/30	50,000	44,523
Bon Secours Mercy Health, Inc.
Series 2018
4.302%, 7/1/28	125,000	124,603
Cardinal Health, Inc.
3.410%, 6/15/27	1,250,000	1,236,303
5.350%, 11/15/34	750,000	757,476
Cencora, Inc.
3.450%, 12/15/27	400,000	393,681
2.800%, 5/15/30	750,000	699,192
2.700%, 3/15/31	600,000	546,977
4.900%, 2/13/36	750,000	734,766
Cigna Group (The)
4.375%, 10/15/28	1,340,000	1,335,448
2.400%, 3/15/30	2,350,000	2,168,703

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
2.375%, 3/15/31	$450,000	$403,281
4.875%, 9/15/32	355,000	354,253
5.400%, 3/15/33	500,000	513,211
CommonSpirit Health
6.073%, 11/1/27	390,000	398,530
3.347%, 10/1/29(x)	185,000	177,077
2.782%, 10/1/30	340,000	313,266
Series 2025
4.975%, 9/1/35	425,000	414,098
CVS Health Corp.
1.300%, 8/21/27	1,500,000	1,435,874
4.300%, 3/25/28	2,587,000	2,575,209
5.000%, 1/30/29	180,000	182,190
5.400%, 6/1/29	335,000	342,728
3.250%, 8/15/29	335,000	320,828
5.125%, 2/21/30	400,000	405,228
1.750%, 8/21/30	2,000,000	1,757,770
5.250%, 1/30/31	180,000	183,776
5.550%, 6/1/31	2,000,000	2,059,414
5.250%, 2/21/33	400,000	404,174
5.300%, 6/1/33	195,000	196,115
Elevance Health, Inc.
3.650%, 12/1/27	715,000	706,114
4.000%, 9/15/28	465,000	460,292
5.150%, 6/15/29	310,000	315,635
2.875%, 9/15/29	200,000	189,347
2.250%, 5/15/30	165,000	150,162
2.550%, 3/15/31	750,000	675,702
4.100%, 5/15/32(x)	1,000,000	956,904
4.600%, 9/15/32	500,000	490,338
4.750%, 2/15/33	500,000	491,113
HCA, Inc.
5.200%, 6/1/28	2,500,000	2,536,402
3.375%, 3/15/29	335,000	323,612
4.125%, 6/15/29	525,000	517,119
2.375%, 7/15/31	750,000	661,934
3.625%, 3/15/32(x)	500,000	464,385
5.450%, 9/15/34	1,000,000	1,008,215
5.750%, 3/1/35	200,000	205,506
4.900%, 11/15/35	415,000	401,096
Humana, Inc.
5.750%, 3/1/28	200,000	203,694
3.700%, 3/23/29	625,000	606,667
3.125%, 8/15/29	625,000	594,271
5.375%, 4/15/31	750,000	756,799
5.875%, 3/1/33	200,000	203,706
Kaiser Foundation Hospitals
3.150%, 5/1/27	375,000	370,907
McKesson Corp.
5.250%, 5/30/35	750,000	761,672
Quest Diagnostics, Inc.
6.400%, 11/30/33	140,000	152,115
Sutter Health
Series 20A
2.294%, 8/15/30	415,000	378,046
UnitedHealth Group, Inc.
3.700%, 5/15/27(x)	350,000	347,714
2.950%, 10/15/27	1,000,000	981,708
5.250%, 2/15/28	715,000	727,316
3.875%, 12/15/28	250,000	247,433
4.250%, 1/15/29	500,000	498,958
4.000%, 5/15/29	390,000	385,726
2.875%, 8/15/29	770,000	732,897
2.000%, 5/15/30	395,000	356,618
2.300%, 5/15/31	750,000	670,526
4.950%, 1/15/32	500,000	504,891
4.200%, 5/15/32	315,000	306,315
4.500%, 4/15/33	500,000	487,942
5.150%, 7/15/34	2,000,000	2,017,979
5.300%, 6/15/35(x)	205,000	208,366
Universal Health Services, Inc.
5.050%, 10/15/34	245,000	233,883

		45,044,207

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
2.750%, 9/15/29	175,000	165,684
2.100%, 6/4/30	290,000	261,925
2.300%, 3/12/31	750,000	671,457
4.750%, 9/9/34	300,000	294,899
Illumina, Inc.
4.750%, 12/12/30	250,000	248,287
2.550%, 3/23/31(x)	225,000	200,921
Revvity, Inc.
3.300%, 9/15/29	625,000	597,995
2.550%, 3/15/31	415,000	372,832
2.250%, 9/15/31	355,000	310,232
Thermo Fisher Scientific, Inc.
1.750%, 10/15/28(x)	890,000	835,976
4.977%, 8/10/30	500,000	511,218
5.086%, 8/10/33	700,000	713,663
4.794%, 10/7/35	525,000	517,704
4.902%, 2/12/36	385,000	380,818

		6,083,611

Pharmaceuticals (0.9%)
Astrazeneca Finance LLC
4.875%, 3/3/28	500,000	507,457
1.750%, 5/28/28(x)	400,000	380,058
4.900%, 3/3/30	500,000	509,563
2.250%, 5/28/31(x)	325,000	291,758
4.875%, 3/3/33	500,000	507,458
5.000%, 2/26/34	3,000,000	3,041,489
4.600%, 3/2/36	355,000	348,049
Bristol-Myers Squibb Co.
1.125%, 11/13/27	600,000	573,166
3.400%, 7/26/29	773,000	751,473
1.450%, 11/13/30	355,000	311,629
5.900%, 11/15/33	665,000	712,995
5.200%, 2/22/34	3,000,000	3,072,210
Eli Lilly & Co.
3.375%, 3/15/29	258,000	252,832
4.750%, 2/12/30	1,000,000	1,016,611
4.250%, 3/15/31(x)	500,000	497,237
4.550%, 10/15/32	355,000	354,731
4.700%, 2/9/34	2,000,000	1,996,118
4.600%, 8/14/34	355,000	351,650
5.100%, 2/12/35	1,000,000	1,018,198
GlaxoSmithKline Capital, Inc.
3.875%, 5/15/28	500,000	497,126
Johnson & Johnson
0.950%, 9/1/27	625,000	600,495
4.700%, 3/1/30	1,000,000	1,020,013
1.300%, 9/1/30	705,000	624,851
4.900%, 6/1/31	2,315,000	2,392,086
Merck & Co., Inc.
1.700%, 6/10/27	600,000	584,294
4.050%, 5/17/28	250,000	249,945
1.900%, 12/10/28(x)	300,000	283,412
3.400%, 3/7/29	750,000	734,463
4.300%, 5/17/30	500,000	498,555
1.450%, 6/24/30	895,000	795,232
2.150%, 12/10/31	570,000	504,418
4.500%, 5/17/33	295,000	293,688
4.950%, 9/15/35	625,000	626,168

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
4.750%, 12/4/35	$295,000	$289,214
Novartis Capital Corp.
3.100%, 5/17/27	1,000,000	989,936
4.200%, 9/18/34	1,250,000	1,206,832
4.600%, 11/5/35	500,000	488,514
4.900%, 3/18/36	500,000	499,112
Pfizer Investment Enterprises Pte. Ltd.
4.450%, 5/19/28	2,000,000	2,011,060
4.650%, 5/19/30	1,500,000	1,511,590
4.750%, 5/19/33(x)	1,195,000	1,190,761
Pfizer, Inc.
3.600%, 9/15/28	1,350,000	1,335,015
3.450%, 3/15/29	1,000,000	982,560
1.700%, 5/28/30(x)	250,000	224,395
1.750%, 8/18/31	490,000	426,418
4.875%, 11/15/35	500,000	494,507
Royalty Pharma plc
1.750%, 9/2/27	455,000	438,479
5.150%, 9/2/29	390,000	396,973
2.200%, 9/2/30	415,000	372,871
5.200%, 9/25/35	500,000	489,957
Sanofi SA
3.625%, 6/19/28	750,000	741,255
4.200%, 11/3/32	500,000	490,434
Takeda Pharmaceutical Co. Ltd.
5.000%, 11/26/28	1,000,000	1,012,657
2.050%, 3/31/30	470,000	426,483
Takeda US Financing, Inc.
5.200%, 7/7/35	500,000	499,995
Viatris, Inc.
2.300%, 6/22/27	375,000	363,448
2.700%, 6/22/30	885,000	801,488
Zoetis, Inc.
3.000%, 9/12/27	500,000	491,316
3.900%, 8/20/28	350,000	346,149
2.000%, 5/15/30	500,000	453,205
5.000%, 8/17/35	140,000	138,558

		45,312,610

Total Health Care		128,716,824

Industrials (1.9%)
Aerospace & Defense (0.5%)
Boeing Co. (The)
5.040%, 5/1/27	1,500,000	1,507,556
3.250%, 2/1/28	600,000	587,857
3.450%, 11/1/28(x)	300,000	292,388
3.200%, 3/1/29	500,000	481,459
2.950%, 2/1/30	750,000	704,593
5.150%, 5/1/30	1,000,000	1,015,185
6.388%, 5/1/31	190,000	202,150
6.528%, 5/1/34	2,000,000	2,175,978
Embraer Netherlands Finance BV
5.980%, 2/11/35	110,000	113,377
General Dynamics Corp.
3.750%, 5/15/28(x)	805,000	799,317
General Electric Co.
4.300%, 7/29/30	500,000	498,354
Hexcel Corp.
5.875%, 2/26/35	70,000	72,133
Honeywell Aerospace, Inc.
4.300%, 3/16/31§	1,000,000	990,049
4.600%, 3/16/33§	1,000,000	988,676
4.950%, 3/16/36§	1,000,000	991,862
Howmet Aerospace, Inc.
4.550%, 11/15/32	155,000	152,876
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28	1,000,000	945,669
L3Harris Technologies, Inc.
4.400%, 6/15/28	1,750,000	1,749,831
5.400%, 7/31/33	750,000	768,531
Leidos, Inc.
4.375%, 5/15/30	95,000	93,374
5.750%, 3/15/33	375,000	388,302
Lockheed Martin Corp.
4.450%, 5/15/28	480,000	481,766
4.750%, 2/15/34	2,000,000	2,002,629
5.000%, 8/15/35	555,000	558,673
Northrop Grumman Corp.
3.250%, 1/15/28	1,500,000	1,471,857
RTX Corp.
3.125%, 5/4/27	1,250,000	1,232,521
6.000%, 3/15/31	625,000	662,235
1.900%, 9/1/31	1,520,000	1,322,308
2.375%, 3/15/32	750,000	659,495
5.150%, 2/27/33	290,000	295,512

		24,206,513

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.
4.200%, 4/15/28(x)	500,000	495,863
FedEx Corp.
3.100%, 8/5/29	750,000	717,750
GXO Logistics, Inc.
6.250%, 5/6/29	155,000	160,541
United Parcel Service, Inc.
3.050%, 11/15/27	750,000	737,983
3.400%, 3/15/29	310,000	302,987
2.500%, 9/1/29	150,000	141,603
4.875%, 3/3/33(x)	290,000	295,421
5.250%, 5/14/35(x)	290,000	296,413

		3,148,561

Building Products (0.2%)
Carrier Global Corp.
2.722%, 2/15/30	1,570,000	1,465,239
CRH America Finance, Inc.
4.400%, 2/9/31	500,000	492,400
5.500%, 1/9/35	1,000,000	1,017,744
Fortune Brands Innovations, Inc.
3.250%, 9/15/29	350,000	332,823
4.000%, 3/25/32	500,000	470,880
5.875%, 6/1/33(x)	315,000	326,405
Johnson Controls International plc
5.500%, 4/19/29	250,000	258,127
1.750%, 9/15/30	265,000	234,755
2.000%, 9/16/31	585,000	509,905
Lennox International, Inc.
1.700%, 8/1/27	100,000	96,702
5.500%, 9/15/28	250,000	254,465
Masco Corp.
1.500%, 2/15/28	375,000	354,887
2.000%, 10/1/30	500,000	443,323
2.000%, 2/15/31(x)	500,000	440,545
Owens Corning
3.950%, 8/15/29	250,000	245,135
Trane Technologies Financing Ltd.
3.800%, 3/21/29	500,000	492,777
5.250%, 3/3/33	135,000	138,490

		7,574,602

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Commercial Services & Supplies (0.3%)
Cintas Corp. No. 2
3.700%, 4/1/27	$600,000	$596,519
4.000%, 5/1/32	500,000	483,372
RELX Capital, Inc.
4.000%, 3/18/29	750,000	740,346
3.000%, 5/22/30	250,000	234,765
4.750%, 5/20/32	105,000	104,426
Republic Services, Inc.
3.375%, 11/15/27	275,000	271,378
3.950%, 5/15/28	750,000	745,165
4.875%, 4/1/29	555,000	562,354
5.000%, 11/15/29	500,000	509,757
5.150%, 3/15/35	355,000	361,263
Waste Connections, Inc.
3.500%, 5/1/29	750,000	735,412
5.000%, 3/1/34	1,000,000	1,005,767
Waste Management, Inc.
3.150%, 11/15/27	750,000	738,224
1.150%, 3/15/28	195,000	183,843
4.875%, 2/15/29	500,000	507,498
2.000%, 6/1/29	250,000	233,016
4.625%, 2/15/30(x)	500,000	504,266
4.150%, 4/15/32(x)	1,000,000	979,563
4.625%, 2/15/33	500,000	499,858
4.875%, 2/15/34	2,000,000	2,015,950
4.950%, 3/15/35	500,000	501,257

		12,513,999

Construction & Engineering (0.0%)†
Quanta Services, Inc.
2.900%, 10/1/30	1,000,000	926,926
5.250%, 8/9/34	175,000	175,812
5.100%, 8/9/35	500,000	492,027

		1,594,765

Electrical Equipment (0.1%)
Eaton Corp.
3.103%, 9/15/27	500,000	492,264
4.350%, 5/18/28(x)	310,000	310,583
4.200%, 3/6/31	355,000	349,166
4.800%, 3/6/36	405,000	399,792
Emerson Electric Co.
1.800%, 10/15/27	235,000	227,122
2.000%, 12/21/28	600,000	567,442
2.200%, 12/21/31	600,000	532,356
Hubbell, Inc.
3.150%, 8/15/27	150,000	147,546
3.500%, 2/15/28	500,000	491,987
2.300%, 3/15/31	290,000	262,867
Regal Rexnord Corp.
6.400%, 4/15/33	2,000,000	2,112,438
Rockwell Automation, Inc.
3.500%, 3/1/29	300,000	293,897
1.750%, 8/15/31(x)	200,000	173,458

		6,360,918

Ground Transportation (0.2%)
Burlington Northern Santa Fe LLC
3.250%, 6/15/27	400,000	396,214
Canadian National Railway Co.
3.850%, 8/5/32(x)	500,000	477,766
4.375%, 9/18/34	260,000	250,648
4.750%, 11/12/35	210,000	206,823
Canadian Pacific Railway Co.
4.000%, 3/15/29	35,000	34,583
2.875%, 11/15/29	310,000	294,440
2.050%, 3/5/30	180,000	164,507
2.450%, 12/2/31	335,000	297,038
5.200%, 3/30/35	500,000	509,032
CSX Corp.
3.250%, 6/1/27(x)	550,000	543,789
5.050%, 6/15/35	500,000	501,776
Fedex Freight Holding Co., Inc.
4.650%, 3/15/31§	340,000	333,565
5.250%, 3/15/36§	1,000,000	966,323
Norfolk Southern Corp.
3.150%, 6/1/27	365,000	359,978
2.550%, 11/1/29	500,000	469,823
5.050%, 8/1/30	355,000	362,434
5.100%, 5/1/35	100,000	100,157
Ryder System, Inc.
4.300%, 6/15/27	250,000	249,524
5.650%, 3/1/28	750,000	765,557
5.250%, 6/1/28	355,000	360,377
4.950%, 9/1/29	300,000	303,320
Triton Container International Ltd.
5.150%, 2/15/33	125,000	122,393
Uber Technologies, Inc.
4.800%, 9/15/34	1,000,000	975,454
4.800%, 9/15/35	155,000	150,535
Union Pacific Corp.
3.700%, 3/1/29(x)	530,000	522,074
2.400%, 2/5/30	430,000	399,542
2.375%, 5/20/31(x)	470,000	425,183
2.800%, 2/14/32(x)	350,000	317,515

		10,860,370

Industrial Conglomerates (0.1%)
3M Co.
2.875%, 10/15/27	500,000	490,083
3.625%, 9/14/28	500,000	492,454
2.375%, 8/26/29	750,000	702,064
5.150%, 3/15/35	500,000	503,185
Honeywell International, Inc.
2.700%, 8/15/29(x)	295,000	280,072
1.950%, 6/1/30	1,000,000	906,451
1.750%, 9/1/31	960,000	828,316
5.000%, 3/1/35	500,000	504,238
Pentair Finance Sarl
4.500%, 7/1/29	250,000	247,914
5.900%, 7/15/32	500,000	521,004

		5,475,781

Machinery (0.2%)
Caterpillar, Inc.
2.600%, 9/19/29	350,000	331,477
1.900%, 3/12/31	350,000	311,142
CNH Industrial Capital LLC
4.500%, 10/16/30	500,000	492,671
4.375%, 3/7/31	500,000	488,112
CNH Industrial NV
3.850%, 11/15/27	655,000	648,294
Cummins, Inc.
5.300%, 5/9/35	500,000	508,515
Deere & Co.
5.450%, 1/16/35	500,000	517,774
Deere Funding Canada Corp.
4.150%, 10/9/30	165,000	162,772
Dover Corp.
2.950%, 11/4/29	105,000	99,395
IDEX Corp.
3.000%, 5/1/30	250,000	234,786

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Ingersoll Rand, Inc.
5.176%, 6/15/29	$350,000	$357,749
Kennametal, Inc.
4.625%, 6/15/28	250,000	250,629
nVent Finance Sarl
2.750%, 11/15/31	500,000	443,105
5.650%, 5/15/33	500,000	512,310
Oshkosh Corp.
4.600%, 5/15/28	250,000	250,093
Otis Worldwide Corp.
2.293%, 4/5/27	800,000	784,747
5.250%, 8/16/28	185,000	188,815
2.565%, 2/15/30	925,000	857,828
Parker-Hannifin Corp.
4.250%, 9/15/27	355,000	355,097
3.250%, 6/14/29	270,000	261,214
4.500%, 9/15/29	250,000	251,084
Stanley Black & Decker, Inc.
6.000%, 3/6/28	500,000	514,772
4.250%, 11/15/28(x)	350,000	348,706
3.000%, 5/15/32	285,000	256,183
Westinghouse Air Brake Technologies Corp.
4.700%, 9/15/28(e)	750,000	751,867
5.500%, 5/29/35	350,000	357,685
Xylem, Inc.
1.950%, 1/30/28	350,000	335,448

		10,872,270

Passenger Airlines (0.0%)†
Southwest Airlines Co.
5.125%, 6/15/27	850,000	852,388
3.450%, 11/16/27	250,000	245,309
2.625%, 2/10/30(x)	350,000	319,995

		1,417,692

Professional Services (0.1%)
Automatic Data Processing, Inc.
1.700%, 5/15/28	485,000	461,572
4.450%, 9/9/34	1,000,000	979,381
Broadridge Financial Solutions, Inc.
2.900%, 12/1/29	500,000	466,502
2.600%, 5/1/31	1,000,000	889,746
Equifax, Inc.
5.100%, 12/15/27	565,000	570,414
5.100%, 6/1/28	750,000	759,402
Jacobs Solutions, Inc.
5.375%, 3/3/36	350,000	340,470
Verisk Analytics, Inc.
4.125%, 3/15/29	500,000	495,291
5.125%, 3/15/36	500,000	488,542

		5,451,320

Trading Companies & Distributors (0.1%)
Air Lease Corp.
5.850%, 12/15/27	500,000	509,701
5.300%, 2/1/28	250,000	252,803
2.100%, 9/1/28	455,000	427,679
3.000%, 2/1/30	250,000	232,388
3.125%, 12/1/30	350,000	321,430
5.200%, 7/15/31	250,000	250,517
2.875%, 1/15/32(x)	750,000	663,306
Ferguson Enterprises, Inc.
4.350%, 3/15/31	250,000	246,026
GATX Corp.
5.500%, 6/15/35	400,000	403,037

		3,306,887

Total Industrials		92,783,678

Information Technology (2.3%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
4.750%, 2/24/30	1,000,000	1,018,022
5.050%, 2/26/34	3,000,000	3,041,558
5.100%, 2/24/35	400,000	405,050
Juniper Networks, Inc.
3.750%, 8/15/29	500,000	485,507
2.000%, 12/10/30(x)	320,000	280,859
Motorola Solutions, Inc.
4.600%, 2/23/28	550,000	551,831
4.600%, 5/23/29	350,000	349,900
5.600%, 6/1/32	500,000	517,590

		6,650,317

Electronic Equipment, Instruments & Components (0.2%)
Allegion US Holding Co., Inc.
3.550%, 10/1/27	500,000	492,056
5.411%, 7/1/32	200,000	203,765
Amphenol Corp.
3.900%, 11/15/28	240,000	237,814
4.125%, 11/15/30	210,000	206,625
2.200%, 9/15/31	440,000	388,891
4.400%, 2/15/33	350,000	341,370
Avnet, Inc.
6.250%, 3/15/28	500,000	514,928
3.000%, 5/15/31(x)	500,000	448,461
5.500%, 6/1/32	100,000	101,038
CDW LLC
3.276%, 12/1/28	535,000	513,515
3.569%, 12/1/31	750,000	684,611
5.550%, 8/22/34(x)	175,000	172,085
Flex Ltd.
4.875%, 6/15/29	350,000	350,410
4.875%, 5/12/30	665,000	664,022
5.375%, 11/13/35	140,000	137,109
Jabil, Inc.
4.250%, 5/15/27	375,000	374,176
3.950%, 1/12/28	270,000	267,476
5.450%, 2/1/29	315,000	320,547
3.600%, 1/15/30(x)	150,000	143,959
4.750%, 2/1/33	105,000	102,115
Keysight Technologies, Inc.
4.600%, 4/6/27	465,000	465,133
3.000%, 10/30/29	250,000	237,101
4.950%, 10/15/34	85,000	83,957
TD SYNNEX Corp.
5.300%, 10/10/35	1,000,000	969,736
Teledyne Technologies, Inc.
2.250%, 4/1/28	500,000	479,088
Tyco Electronics Group SA
3.125%, 8/15/27	365,000	359,862
2.500%, 2/4/32	85,000	75,208
5.000%, 5/9/35	290,000	288,540
4.875%, 2/9/36	290,000	286,323
Vontier Corp.
2.400%, 4/1/28	500,000	478,851

		10,388,772

IT Services (0.2%)
Accenture Capital, Inc.
4.500%, 10/4/34	1,500,000	1,449,642

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Amdocs Ltd.
2.538%, 6/15/30	$500,000	$449,523
DXC Technology Co.
2.375%, 9/15/28	750,000	703,557
Genpact Luxembourg Sarl
6.000%, 6/4/29	125,000	128,398
Genpact UK Finco plc
4.950%, 11/18/30	125,000	122,367
International Business Machines Corp.
1.700%, 5/15/27	405,000	393,408
4.150%, 7/27/27	500,000	498,709
4.500%, 2/6/28	500,000	501,773
1.950%, 5/15/30(x)	220,000	198,461
4.300%, 2/3/31	750,000	738,631
2.720%, 2/9/32	380,000	340,180
4.400%, 7/27/32	500,000	489,620
4.750%, 2/6/33	500,000	496,828
5.200%, 2/10/35(x)	1,000,000	1,001,968
4.950%, 2/3/36	750,000	727,841

		8,240,906

Semiconductors & Semiconductor Equipment (0.7%)
Advanced Micro Devices, Inc.
3.924%, 6/1/32(x)	65,000	63,263
Analog Devices, Inc.
3.450%, 6/15/27(x)	500,000	495,331
1.700%, 10/1/28	340,000	319,572
2.100%, 10/1/31	435,000	382,428
Applied Materials, Inc.
4.800%, 6/15/29	135,000	137,193
1.750%, 6/1/30	585,000	525,661
4.000%, 1/15/31	115,000	112,539
Broadcom, Inc.
1.950%, 2/15/28	515,000	494,179
4.000%, 4/15/29§	250,000	247,295
5.050%, 7/12/29	325,000	331,448
5.000%, 4/15/30	4,500,000	4,575,719
4.200%, 10/15/30	180,000	177,417
2.450%, 2/15/31	1,250,000	1,132,857
5.150%, 11/15/31	1,000,000	1,024,186
4.150%, 4/15/32§	200,000	193,322
4.800%, 10/15/34	1,405,000	1,379,989
5.200%, 7/15/35	1,060,000	1,063,636
4.950%, 1/15/36	590,000	580,941
Intel Corp.
3.150%, 5/11/27	1,000,000	985,401
3.750%, 8/5/27	500,000	495,465
4.875%, 2/10/28	375,000	377,309
2.450%, 11/15/29	1,605,000	1,489,472
5.125%, 2/10/30(x)	355,000	359,242
3.900%, 3/25/30	1,000,000	968,423
2.000%, 8/12/31	750,000	647,995
4.150%, 8/5/32	500,000	476,689
5.200%, 2/10/33	335,000	336,313
KLA Corp.
4.100%, 3/15/29	625,000	622,297
4.650%, 7/15/32(x)	440,000	441,073
Lam Research Corp.
4.000%, 3/15/29	530,000	526,456
Marvell Technology, Inc.
2.450%, 4/15/28	335,000	321,583
4.875%, 6/22/28	350,000	353,307
2.950%, 4/15/31	290,000	265,861
5.950%, 9/15/33	470,000	498,607
Micron Technology, Inc.
2.703%, 4/15/32	220,000	198,427
5.875%, 2/9/33	315,000	331,553
5.800%, 1/15/35	750,000	797,750
NVIDIA Corp.
1.550%, 6/15/28	1,000,000	949,174
2.000%, 6/15/31	1,000,000	894,019
NXP BV
3.150%, 5/1/27	165,000	162,707
4.400%, 6/1/27	115,000	114,933
5.550%, 12/1/28	335,000	342,296
4.300%, 6/18/29(x)	750,000	743,068
3.400%, 5/1/30	1,215,000	1,156,572
2.500%, 5/11/31	500,000	449,230
5.250%, 8/19/35	200,000	197,961
QUALCOMM, Inc.
3.250%, 5/20/27	1,500,000	1,486,020
2.150%, 5/20/30	500,000	457,584
4.250%, 5/20/32	260,000	255,402
5.000%, 5/20/35(x)	315,000	314,806
Texas Instruments, Inc.
2.900%, 11/3/27	355,000	349,097
4.600%, 2/15/28(x)	55,000	55,347
2.250%, 9/4/29	320,000	299,523
1.900%, 9/15/31(x)	600,000	527,325
3.650%, 8/16/32	140,000	132,918
4.900%, 3/14/33	650,000	659,546
5.100%, 5/23/35	350,000	353,761
TSMC Arizona Corp.
3.875%, 4/22/27	460,000	457,971
4.125%, 4/22/29	500,000	497,110
4.250%, 4/22/32	345,000	342,254

		34,928,823

Software (0.7%)
Adobe, Inc.
5.300%, 1/17/35(x)	750,000	765,524
AppLovin Corp.
5.125%, 12/1/29	1,000,000	1,004,890
5.375%, 12/1/31	1,000,000	1,008,350
Autodesk, Inc.
3.500%, 6/15/27	1,000,000	988,471
2.850%, 1/15/30	195,000	182,581
Fortinet, Inc.
2.200%, 3/15/31	125,000	111,055
Intuit, Inc.
1.350%, 7/15/27	165,000	159,059
5.125%, 9/15/28	500,000	508,888
5.200%, 9/15/33	650,000	661,106
Microsoft Corp.
3.400%, 6/15/27	310,000	308,075
1.350%, 9/15/30(x)	180,000	159,939
Oracle Corp.
3.250%, 11/15/27	1,000,000	975,608
4.500%, 5/6/28	610,000	606,377
6.150%, 11/9/29	295,000	303,556
2.950%, 4/1/30	5,000,000	4,557,000
4.650%, 5/6/30	1,000,000	975,389
4.450%, 9/26/30	625,000	601,710
4.800%, 9/26/32	1,060,000	1,006,605
4.900%, 2/6/33	525,000	495,410
5.350%, 5/4/33	1,000,000	972,526
4.700%, 9/27/34	500,000	456,673
5.500%, 8/3/35	1,000,000	953,633
5.200%, 9/26/35	1,440,000	1,340,090
5.700%, 2/4/36	2,065,000	1,987,749
Roper Technologies, Inc.
1.400%, 9/15/27(x)	375,000	358,851
2.950%, 9/15/29	210,000	198,093
2.000%, 6/30/30	440,000	391,856
Salesforce, Inc.
3.700%, 4/11/28	375,000	370,178

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
1.500%, 7/15/28	$650,000	$610,359
4.650%, 3/15/29	953,000	954,497
1.950%, 7/15/31(x)	1,200,000	1,045,829
4.900%, 9/15/31	1,000,000	998,210
5.200%, 3/15/33	1,000,000	998,784
5.550%, 3/15/36	2,000,000	1,994,077
ServiceNow, Inc.
1.400%, 9/1/30	2,000,000	1,733,385
Synopsys, Inc.
4.850%, 4/1/30	750,000	754,973
5.000%, 4/1/32	500,000	502,712
Trimble, Inc.
4.900%, 6/15/28	450,000	451,583
VMware LLC
1.800%, 8/15/28	405,000	381,090

		32,834,741

Technology Hardware, Storage & Peripherals (0.4%)
Apple, Inc.
3.200%, 5/11/27	923,000	916,013
3.000%, 6/20/27	2,060,000	2,037,355
1.200%, 2/8/28	1,000,000	951,335
4.000%, 5/10/28	355,000	355,278
1.400%, 8/5/28(x)	1,000,000	943,653
3.250%, 8/8/29(x)	750,000	731,385
2.200%, 9/11/29(x)	750,000	707,208
4.150%, 5/10/30(x)	225,000	225,219
1.650%, 5/11/30	440,000	398,965
3.350%, 8/8/32(x)	750,000	712,214
4.300%, 5/10/33	500,000	499,404
4.750%, 5/12/35(x)	1,000,000	1,014,377
Dell International LLC
5.250%, 2/1/28	250,000	253,305
5.300%, 10/1/29	1,500,000	1,530,969
4.750%, 10/6/32	435,000	428,468
5.500%, 4/1/35	500,000	504,326
Hewlett Packard Enterprise Co.
5.250%, 7/1/28	500,000	507,342
4.150%, 9/15/28	160,000	158,607
4.400%, 10/15/30	500,000	490,508
4.850%, 10/15/31	500,000	496,637
5.250%, 4/1/33	440,000	437,406
5.000%, 10/15/34	1,000,000	966,467
HP, Inc.
4.750%, 1/15/28	500,000	501,698
2.650%, 6/17/31	750,000	666,710
4.200%, 4/15/32	500,000	474,967
6.100%, 4/25/35(x)	355,000	368,249
NetApp, Inc.
2.375%, 6/22/27	300,000	292,338
2.700%, 6/22/30	300,000	275,041
5.700%, 3/17/35	250,000	254,413
Teledyne FLIR LLC
2.500%, 8/1/30	250,000	229,735

		18,329,592

Total Information Technology		111,373,151

Materials (0.7%)
Chemicals (0.3%)
Air Products and Chemicals, Inc.
1.850%, 5/15/27	195,000	190,193
2.050%, 5/15/30	125,000	113,666
4.800%, 3/3/33	500,000	502,302
Albemarle Corp.
5.050%, 6/1/32	77,000	77,143
Cabot Corp.
4.000%, 7/1/29	500,000	493,263
5.000%, 6/30/32	200,000	200,272
CF Industries, Inc.
5.300%, 11/26/35(x)	500,000	498,015
Dow Chemical Co. (The)
4.800%, 11/30/28	500,000	501,706
4.800%, 1/15/31(x)	250,000	246,557
5.350%, 3/15/35(x)	1,000,000	984,691
DuPont de Nemours, Inc.
4.725%, 11/15/28§	432,000	433,215
Eastman Chemical Co.
5.000%, 8/1/29	125,000	125,935
5.750%, 3/8/33	750,000	773,108
EIDP, Inc.
4.800%, 5/15/33(x)	500,000	493,189
International Flavors & Fragrances, Inc.
4.450%, 9/26/28	385,000	383,936
Linde, Inc.
1.100%, 8/10/30(x)	500,000	436,782
LYB International Finance III LLC
2.250%, 10/1/30(x)	270,000	240,579
5.125%, 1/15/31	60,000	60,018
5.625%, 5/15/33	500,000	503,279
6.150%, 5/15/35(x)	60,000	61,527
Mosaic Co. (The)
4.050%, 11/15/27	750,000	744,526
5.375%, 11/15/28	105,000	107,511
4.600%, 11/15/30	250,000	247,566
NewMarket Corp.
2.700%, 3/18/31	500,000	450,748
Nutrien Ltd.
4.900%, 3/27/28(x)	235,000	236,537
4.200%, 4/1/29	280,000	277,682
2.950%, 5/13/30	500,000	467,690
PPG Industries, Inc.
2.800%, 8/15/29	250,000	237,372
4.375%, 3/15/31	355,000	349,437
RPM International, Inc.
4.550%, 3/1/29	500,000	501,280
2.950%, 1/15/32	470,000	421,998
Sherwin-Williams Co. (The)
3.450%, 6/1/27	750,000	742,044
2.950%, 8/15/29	500,000	476,016
5.150%, 8/15/35	225,000	225,500
Westlake Corp.
3.375%, 6/15/30(x)	280,000	265,434

		13,070,717

Construction Materials (0.0%)†
Eagle Materials, Inc.
2.500%, 7/1/31	375,000	335,004
Martin Marietta Materials, Inc.
3.450%, 6/1/27	321,000	317,281
3.500%, 12/15/27	500,000	492,185
2.400%, 7/15/31	250,000	222,225
Series CB
2.500%, 3/15/30(x)	235,000	216,989
Vulcan Materials Co.
3.900%, 4/1/27	130,000	129,460

		1,713,144

Containers & Packaging (0.1%)
Amcor Finance USA, Inc.
5.625%, 5/26/33	320,000	328,378

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Amcor Flexibles North America, Inc.
3.100%, 9/15/26	$500,000	$497,139
2.630%, 6/19/30	220,000	202,413
2.690%, 5/25/31	490,000	441,155
5.500%, 3/17/35(x)	350,000	353,896
5.125%, 3/12/36(x)	290,000	282,395
AptarGroup, Inc.
4.750%, 3/30/31	250,000	248,104
Avery Dennison Corp.
4.875%, 12/6/28	300,000	302,638
5.750%, 3/15/33	250,000	259,586
Berry Global, Inc.
5.500%, 4/15/28	250,000	254,686
Packaging Corp. of America
3.400%, 12/15/27	360,000	353,442
5.700%, 12/1/33	280,000	289,581
5.200%, 8/15/35	70,000	69,387
Sonoco Products Co.
5.000%, 9/1/34(x)	290,000	283,199
WRKCo., Inc.
4.000%, 3/15/28	500,000	496,904
3.900%, 6/1/28	175,000	172,822

		4,835,725

Metals & Mining (0.2%)
AngloGold Ashanti Holdings plc
3.375%, 11/1/28	385,000	368,638
3.750%, 10/1/30	200,000	190,932
BHP Billiton Finance USA Ltd.
4.750%, 2/28/28	500,000	504,090
5.100%, 9/8/28	500,000	508,986
5.250%, 9/8/30	500,000	513,395
4.900%, 2/28/33	530,000	530,930
5.250%, 9/8/33	500,000	509,927
5.300%, 2/21/35	200,000	203,725
Freeport-McMoRan, Inc.
4.625%, 8/1/30	1,500,000	1,485,763
Kinross Gold Corp.
6.250%, 7/15/33	500,000	532,451
Nucor Corp.
4.300%, 5/23/27	500,000	500,459
3.950%, 5/1/28(x)	1,350,000	1,339,341
Reliance, Inc.
2.150%, 8/15/30	275,000	246,427
Rio Tinto Finance USA plc
5.000%, 3/14/32	500,000	509,244
5.000%, 3/9/33	750,000	759,839
5.250%, 3/14/35	915,000	927,645
Steel Dynamics, Inc.
1.650%, 10/15/27	190,000	182,336
5.250%, 5/15/35	210,000	209,887
Vale Overseas Ltd.
3.750%, 7/8/30	1,190,000	1,132,761
6.125%, 6/12/33	375,000	390,113

		11,546,889

Paper & Forest Products (0.1%)
Celulosa Arauco y Constitucion SA
3.875%, 11/2/27	500,000	492,000
Suzano Austria GmbH
2.500%, 9/15/28	210,000	198,847
6.000%, 1/15/29	1,000,000	1,021,200
5.000%, 1/15/30	2,000,000	1,972,705

		3,684,752

Total Materials		34,851,227

Real Estate (1.2%)
Diversified REITs (0.2%)
Broadstone Net Lease LLC (REIT)
5.000%, 11/1/32	105,000	103,187
Digital Realty Trust LP (REIT)
3.700%, 8/15/27	1,500,000	1,484,007
5.550%, 1/15/28	500,000	508,354
Equinix Europe 2 Financing Corp. LLC (REIT)
4.600%, 11/15/30	250,000	247,192
GLP Capital LP (REIT)
5.750%, 6/1/28	385,000	390,583
3.250%, 1/15/32	250,000	222,470
5.625%, 3/1/36	375,000	363,878
Simon Property Group LP (REIT)
3.375%, 6/15/27	1,750,000	1,731,424
3.375%, 12/1/27	750,000	738,812
1.750%, 2/1/28	500,000	477,919
2.450%, 9/13/29	750,000	701,865
2.650%, 7/15/30	500,000	463,841
4.750%, 9/26/34	120,000	117,143
VICI Properties LP (REIT)
5.625%, 4/1/35	165,000	163,921
WP Carey, Inc. (REIT)
3.850%, 7/15/29	250,000	243,521

		7,958,117

Health Care REITs (0.1%)
Healthpeak OP LLC (REIT)
2.125%, 12/1/28	795,000	748,429
3.500%, 7/15/29	200,000	193,239
5.250%, 12/15/32	375,000	377,173
5.375%, 2/15/35	75,000	75,329
National Health Investors, Inc. (REIT)
3.000%, 2/1/31	150,000	134,948
5.350%, 2/1/33	40,000	39,202
Sabra Health Care LP (REIT)
3.900%, 10/15/29	750,000	726,883
Welltower OP LLC (REIT)
4.250%, 4/15/28	1,225,000	1,223,111
2.050%, 1/15/29(x)	1,165,000	1,095,469
5.125%, 7/1/35	855,000	856,258

		5,470,041

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts LP (REIT)
4.250%, 12/15/28	180,000	177,685

Industrial REITs (0.1%)
Prologis LP (REIT)
2.125%, 4/15/27(x)	500,000	489,215
3.375%, 12/15/27	680,000	669,962
4.875%, 6/15/28	500,000	505,767
4.000%, 9/15/28	300,000	297,995
4.375%, 2/1/29	155,000	154,980
2.875%, 11/15/29	185,000	175,298
1.750%, 7/1/30	200,000	178,410
2.250%, 1/15/32	500,000	438,687
5.000%, 3/15/34	750,000	751,926

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Rexford Industrial Realty LP (REIT)
2.125%, 12/1/30	$250,000	$221,143
2.150%, 9/1/31	200,000	173,181

		4,056,564

Office REITs (0.1%)
Boston Properties LP (REIT)
3.400%, 6/21/29	750,000	718,138
3.250%, 1/30/31(x)	1,500,000	1,382,253
COPT Defense Properties LP (REIT)
2.000%, 1/15/29	425,000	396,289
4.500%, 10/15/30	100,000	98,415
Cousins Properties LP (REIT)
4.875%, 3/1/33	320,000	307,691
Highwoods Realty LP (REIT)
5.350%, 1/15/33(x)	205,000	200,227
Kilroy Realty LP (REIT)
4.750%, 12/15/28	350,000	346,837
Piedmont Operating Partnership LP (REIT)
6.875%, 7/15/29(x)	175,000	183,186
3.150%, 8/15/30	500,000	449,575

		4,082,611

Real Estate Management & Development (0.0%)†
CBRE Services, Inc.
2.500%, 4/1/31	250,000	223,131
4.900%, 1/15/33	295,000	290,844

		513,975

Residential REITs (0.2%)
American Homes 4 Rent LP (REIT)
4.250%, 2/15/28	500,000	496,616
2.375%, 7/15/31	160,000	140,528
3.625%, 4/15/32	350,000	322,198
AvalonBay Communities, Inc. (REIT)
3.350%, 5/15/27	175,000	173,250
1.900%, 12/1/28	1,250,000	1,173,373
4.350%, 12/1/30	210,000	207,545
5.300%, 12/7/33	145,000	148,493
Camden Property Trust (REIT)
4.100%, 10/15/28	215,000	213,723
4.900%, 2/28/36	310,000	300,172
ERP Operating LP (REIT)
3.250%, 8/1/27	355,000	349,842
4.150%, 12/1/28	300,000	298,125
1.850%, 8/1/31	200,000	174,564
4.650%, 9/15/34	320,000	310,222
Essex Portfolio LP (REIT)
1.700%, 3/1/28	625,000	592,879
4.000%, 3/1/29	500,000	491,108
Invitation Homes Operating Partnership LP (REIT)
2.300%, 11/15/28	375,000	352,420
5.450%, 8/15/30	300,000	304,008
4.150%, 4/15/32	250,000	234,158
5.500%, 8/15/33	500,000	499,995
Mid-America Apartments LP (REIT)
3.600%, 6/1/27	500,000	496,323
3.950%, 3/15/29	750,000	740,769
4.650%, 1/15/33	180,000	176,591
Store Capital LLC (REIT)
4.500%, 3/15/28	275,000	273,274
4.625%, 3/15/29	250,000	247,124
2.750%, 11/18/30	250,000	224,947
2.700%, 12/1/31	500,000	435,204
Sun Communities Operating LP (REIT)
2.300%, 11/1/28	310,000	293,181
2.700%, 7/15/31	185,000	165,407
4.200%, 4/15/32	250,000	237,889
Tanger Properties LP (REIT)
2.750%, 9/1/31	200,000	178,405
UDR, Inc. (REIT)
3.500%, 7/1/27	350,000	346,071
3.200%, 1/15/30(x)	1,000,000	952,016
3.000%, 8/15/31	150,000	136,988

		11,687,408

Retail REITs (0.2%)
Agree LP (REIT)
2.000%, 6/15/28	320,000	302,864
5.600%, 6/15/35	70,000	71,685
Brixmor Operating Partnership LP (REIT)
2.250%, 4/1/28	175,000	167,616
4.125%, 5/15/29	375,000	369,665
4.050%, 7/1/30	375,000	364,693
2.500%, 8/16/31(x)	250,000	221,798
Federal Realty OP LP (REIT)
3.250%, 7/15/27	500,000	492,549
5.375%, 5/1/28	500,000	508,000
3.200%, 6/15/29	500,000	480,227
Kimco Realty OP LLC (REIT)
1.900%, 3/1/28	200,000	191,260
NNN REIT, Inc. (REIT)
4.300%, 10/15/28	665,000	662,162
Phillips Edison Grocery Center Operating Partnership I LP (REIT)
4.750%, 3/15/33	210,000	204,108
Realty Income Corp. (REIT)
3.950%, 8/15/27	320,000	318,346
2.100%, 3/15/28	500,000	478,680
2.200%, 6/15/28	500,000	476,810
4.700%, 12/15/28	350,000	352,313
3.250%, 6/15/29	350,000	336,776
4.000%, 7/15/29	225,000	222,274
4.850%, 3/15/30	155,000	156,590
5.625%, 10/13/32	250,000	260,356
5.125%, 2/15/34	2,000,000	2,008,251
Regency Centers LP (REIT)
4.125%, 3/15/28	500,000	498,283
2.950%, 9/15/29	250,000	237,969

		9,383,275

Specialized REITs (0.3%)
American Tower Corp. (REIT)
1.500%, 1/31/28	350,000	331,410
5.500%, 3/15/28	500,000	508,719
5.250%, 7/15/28	355,000	360,899
5.800%, 11/15/28	415,000	427,811
3.950%, 3/15/29	500,000	491,538
2.900%, 1/15/30	240,000	225,132
2.100%, 6/15/30	250,000	224,623

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
1.875%, 10/15/30	$1,000,000	$882,597
2.700%, 4/15/31	600,000	544,363
2.300%, 9/15/31	355,000	312,615
4.700%, 12/15/32	105,000	102,964
5.650%, 3/15/33	250,000	258,122
5.350%, 3/15/35	790,000	791,704
Crown Castle, Inc. (REIT)
3.650%, 9/1/27	750,000	740,976
5.000%, 1/11/28	180,000	181,245
4.800%, 9/1/28	415,000	416,824
5.600%, 6/1/29	250,000	255,891
CubeSmart LP (REIT)
2.250%, 12/15/28	500,000	471,760
4.375%, 2/15/29	150,000	148,824
EPR Properties (REIT)
4.750%, 11/15/30	500,000	487,967
Equinix, Inc. (REIT)
1.800%, 7/15/27	215,000	207,832
1.550%, 3/15/28(x)	375,000	354,805
2.000%, 5/15/28	350,000	333,156
3.200%, 11/18/29	455,000	432,767
2.500%, 5/15/31	750,000	667,638
3.900%, 4/15/32(x)	500,000	470,726
Extra Space Storage LP (REIT)
3.875%, 12/15/27	400,000	396,283
5.700%, 4/1/28	330,000	336,850
3.900%, 4/1/29	165,000	161,581
4.000%, 6/15/29	500,000	491,447
5.500%, 7/1/30	355,000	363,965
2.400%, 10/15/31	350,000	306,013
4.950%, 1/15/33	160,000	157,679
Public Storage Operating Co. (REIT)
3.094%, 9/15/27	300,000	295,445
1.850%, 5/1/28(x)	280,000	266,631
1.950%, 11/9/28	415,000	391,302
5.125%, 1/15/29(x)	295,000	301,454
3.385%, 5/1/29	320,000	311,729
2.300%, 5/1/31(x)	280,000	251,181
2.250%, 11/9/31	310,000	274,879
5.100%, 8/1/33	95,000	96,813

		15,036,160

Total Real Estate		58,365,836

Utilities (2.6%)
Electric Utilities (1.9%)
AEP Texas, Inc.
4.700%, 5/15/32	250,000	246,681
Series Q
5.200%, 4/15/36	290,000	285,126
Alabama Power Co.
3.750%, 9/1/27	500,000	496,794
Series 20-A
1.450%, 9/15/30(x)	500,000	438,433
American Electric Power Co., Inc.
3.200%, 11/13/27(x)	400,000	392,520
2.300%, 3/1/30	150,000	137,240
5.625%, 3/1/33	190,000	196,065
Series C
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.13%), 5.800%, 3/15/56(k)	675,000	663,829
Series J
4.300%, 12/1/28	500,000	498,244
Appalachian Power Co.
Series AA
2.700%, 4/1/31	500,000	453,959
Series BB
4.500%, 8/1/32	85,000	82,788
Arizona Public Service Co.
2.950%, 9/15/27	350,000	342,535
2.600%, 8/15/29(x)	250,000	234,553
Atlantic City Electric Co.
4.000%, 10/15/28(x)	350,000	347,171
2.300%, 3/15/31	250,000	224,583
Avangrid, Inc.
3.800%, 6/1/29	750,000	732,081
Baltimore Gas & Electric Co.
2.250%, 6/15/31	500,000	446,503
5.450%, 6/1/35	1,000,000	1,024,157
CenterPoint Energy Houston Electric LLC
4.950%, 4/1/33	200,000	200,638
Series AE
2.350%, 4/1/31	275,000	247,836
Series AG
3.000%, 3/1/32	200,000	181,710
Series AQ
4.950%, 8/15/35	440,000	435,719
Commonwealth Edison Co.
3.700%, 8/15/28	220,000	217,196
Series 122
2.950%, 8/15/27	500,000	490,894
Connecticut Light & Power Co. (The)
4.950%, 8/15/34	125,000	123,606
Series A
2.050%, 7/1/31	500,000	438,906
DTE Electric Co.
5.250%, 5/15/35	440,000	445,294
Series A
1.900%, 4/1/28	320,000	306,205
3.000%, 3/1/32	250,000	229,931
Duke Energy Carolinas LLC
3.950%, 11/15/28	500,000	495,563
2.450%, 8/15/29	300,000	281,951
2.550%, 4/15/31(x)	375,000	342,943
2.850%, 3/15/32	220,000	199,463
4.950%, 1/15/33	500,000	506,987
Duke Energy Corp.
3.150%, 8/15/27	750,000	738,220
4.300%, 3/15/28	375,000	374,323
3.400%, 6/15/29	310,000	300,109
2.450%, 6/1/30	250,000	230,400
2.550%, 6/15/31	750,000	673,278
4.500%, 8/15/32	355,000	348,567
5.750%, 9/15/33	500,000	519,441
4.950%, 9/15/35	500,000	487,502
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.59%), 6.450%, 9/1/54(k)	500,000	513,750
Duke Energy Florida LLC
3.800%, 7/15/28	750,000	743,014
1.750%, 6/15/30	215,000	192,317
2.400%, 12/15/31	390,000	347,848
5.875%, 11/15/33	225,000	238,451
Duke Energy Indiana LLC
Series DDDD
4.950%, 3/15/36	25,000	24,622

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Duke Energy Ohio, Inc.
5.250%, 4/1/33	$35,000	$35,721
5.300%, 6/15/35	165,000	166,177
Duke Energy Progress LLC
3.450%, 3/15/29	350,000	341,934
2.000%, 8/15/31	500,000	440,417
5.100%, 3/15/34	500,000	508,458
Edison International
5.750%, 6/15/27	40,000	40,264
4.125%, 3/15/28	500,000	491,124
5.250%, 11/15/28	285,000	286,411
6.950%, 11/15/29	100,000	105,412
5.250%, 3/15/32	500,000	493,885
Emera US Finance LLC
5.200%, 4/1/33	75,000	74,617
Emera US Finance LP
2.639%, 6/15/31	335,000	298,374
Enel Chile SA
4.875%, 6/12/28	750,000	754,125
Entergy Arkansas LLC
4.950%, 1/15/36	225,000	220,069
Entergy Corp.
1.900%, 6/15/28(x)	1,165,000	1,103,003
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.125%, 12/1/54(k)	500,000	510,000
Entergy Louisiana LLC
5.350%, 3/15/34	500,000	512,731
5.150%, 9/15/34	1,000,000	1,007,412
Evergy Kansas Central, Inc.
5.900%, 11/15/33	300,000	317,824
Evergy Metro, Inc.
4.950%, 4/15/33	315,000	316,651
5.125%, 8/15/35	65,000	64,595
Evergy, Inc.
2.900%, 9/15/29	500,000	472,998
Eversource Energy
4.600%, 7/1/27	350,000	350,108
2.550%, 3/15/31	500,000	449,605
3.375%, 3/1/32(x)	200,000	183,014
5.125%, 5/15/33	500,000	498,378
5.950%, 7/15/34	1,000,000	1,040,180
Series R
1.650%, 8/15/30	250,000	219,331
Exelon Corp.
5.150%, 3/15/28	150,000	151,641
3.350%, 3/15/32	500,000	460,792
5.300%, 3/15/33	300,000	306,643
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.500%, 3/15/55(k)	500,000	505,625
FirstEnergy Pennsylvania Electric Co.
4.550%, 3/15/31§	225,000	224,085
FirstEnergy Transmission LLC
4.750%, 1/15/33	500,000	491,528
Florida Power & Light Co.
5.050%, 4/1/28	585,000	594,143
4.400%, 5/15/28	375,000	376,708
4.625%, 5/15/30	500,000	503,809
4.800%, 5/15/33	500,000	500,302
Series A
3.300%, 5/30/27	250,000	247,295
Georgia Power Co.
4.650%, 5/16/28	500,000	503,825
4.850%, 3/15/31	850,000	858,955
4.700%, 5/15/32	250,000	250,343
4.950%, 5/17/33	500,000	504,877
Series B
2.650%, 9/15/29(x)	350,000	330,473
Idaho Power Co.
4.850%, 3/1/36(x)	115,000	112,116
Indiana Michigan Power Co.
3.850%, 5/15/28	1,250,000	1,237,437
Interstate Power & Light Co.
4.100%, 9/26/28	450,000	446,443
3.600%, 4/1/29	500,000	488,488
2.300%, 6/1/30	125,000	114,239
5.600%, 6/29/35	1,125,000	1,151,373
ITC Holdings Corp.
3.350%, 11/15/27	400,000	392,934
Jersey Central Power & Light Co.
4.400%, 1/15/31§	1,000,000	986,343
MidAmerican Energy Co.
3.100%, 5/1/27	1,000,000	990,018
3.650%, 4/15/29	850,000	833,505
Mississippi Power Co.
3.950%, 3/30/28	250,000	248,017
NextEra Energy Capital Holdings, Inc.
3.550%, 5/1/27	1,500,000	1,486,785
4.625%, 7/15/27	500,000	501,551
4.900%, 2/28/28	500,000	503,996
1.900%, 6/15/28	750,000	710,841
3.500%, 4/1/29	500,000	486,688
5.000%, 2/28/30	500,000	508,045
2.250%, 6/1/30	2,500,000	2,278,225
2.440%, 1/15/32	400,000	352,840
5.000%, 7/15/32	150,000	150,595
5.050%, 2/28/33	500,000	504,543
5.250%, 3/15/34	500,000	505,040
5.450%, 3/15/35	500,000	507,686
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.750%, 6/15/54(k)	1,000,000	1,035,000
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.375%, 8/15/55(k)	500,000	506,250
5.650%, 5/1/79(x)	500,000	498,383
Northern States Power Co.
2.250%, 4/1/31	300,000	270,039
NSTAR Electric Co.
3.200%, 5/15/27	500,000	494,295
3.250%, 5/15/29	500,000	482,995
1.950%, 8/15/31	500,000	435,961
5.200%, 3/1/35	190,000	190,627
Ohio Power Co.
Series Q
1.625%, 1/15/31	235,000	204,023
Oklahoma Gas & Electric Co.
3.800%, 8/15/28	350,000	345,545
5.400%, 1/15/33	350,000	360,242

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Oncor Electric Delivery Co. LLC
4.300%, 5/15/28	$500,000	$499,763
3.700%, 11/15/28	1,250,000	1,228,839
2.750%, 5/15/30	185,000	173,116
4.150%, 6/1/32	95,000	91,816
4.550%, 9/15/32	180,000	177,789
Pacific Gas and Electric Co.
5.450%, 6/15/27(x)	500,000	504,585
2.100%, 8/1/27	750,000	727,982
3.000%, 6/15/28	520,000	502,938
6.100%, 1/15/29	500,000	516,949
4.200%, 3/1/29	350,000	345,570
4.550%, 7/1/30	3,500,000	3,446,292
3.250%, 6/1/31	1,085,000	1,000,044
6.150%, 1/15/33	85,000	88,634
6.400%, 6/15/33	500,000	531,070
5.800%, 5/15/34	500,000	511,752
5.700%, 3/1/35	500,000	506,172
PacifiCorp
5.450%, 4/15/33	315,000	315,760
5.450%, 2/15/34	2,000,000	1,986,590
PECO Energy Co.
4.900%, 6/15/33(x)	210,000	211,361
PPL Capital Funding, Inc.
5.250%, 9/1/34	115,000	115,778
PPL Electric Utilities Corp.
4.850%, 2/15/34	1,000,000	994,841
Public Service Co. of Colorado
3.700%, 6/15/28	350,000	345,327
Public Service Co. of New Hampshire
Series V
2.200%, 6/15/31	290,000	257,066
Public Service Co. of Oklahoma
5.250%, 1/15/33	200,000	202,211
Series J
2.200%, 8/15/31	250,000	219,174
Public Service Electric & Gas Co.
3.700%, 5/1/28	500,000	493,491
3.650%, 9/1/28	300,000	295,635
3.200%, 5/15/29	250,000	241,980
2.450%, 1/15/30	165,000	153,643
1.900%, 8/15/31	235,000	205,681
5.200%, 8/1/33	500,000	511,010
4.900%, 8/15/35	355,000	351,196
Series Q
5.050%, 3/1/35	115,000	115,570
Series R
4.200%, 1/1/31	145,000	143,072
Southern California Edison Co.
5.300%, 3/1/28	310,000	314,283
2.850%, 8/1/29	660,000	621,773
2.250%, 6/1/30	655,000	592,047
5.450%, 6/1/31	750,000	766,320
2.750%, 2/1/32	315,000	279,906
4.800%, 3/15/33	160,000	156,875
Series D
4.700%, 6/1/27	500,000	501,039
Series G
2.500%, 6/1/31	500,000	445,515
Southern Co. (The)
5.113%, 8/1/27(e)	500,000	503,577
4.850%, 6/15/28	500,000	503,668
5.500%, 3/15/29	200,000	205,999
5.700%, 10/15/32	310,000	323,760
Series 2025
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.07%), 6.375%, 3/15/55(k)	500,000	511,250
Series 21-B
1.750%, 3/15/28	210,000	199,721
Southwestern Electric Power Co.
Series M
4.100%, 9/15/28	750,000	744,304
System Energy Resources, Inc.
5.300%, 12/15/34	185,000	183,940
Tampa Electric Co.
2.400%, 3/15/31	140,000	126,181
5.150%, 3/1/35	350,000	350,257
Tucson Electric Power Co.
1.500%, 8/1/30	225,000	197,443
Union Electric Co.
2.950%, 6/15/27	500,000	492,368
3.500%, 3/15/29	500,000	487,810
5.250%, 4/15/35	160,000	161,350
4.800%, 3/15/36	140,000	136,433
Virginia Electric and Power Co.
2.300%, 11/15/31	500,000	441,915
5.000%, 4/1/33	500,000	502,615
5.300%, 8/15/33	500,000	509,523
5.050%, 8/15/34	105,000	104,717
5.150%, 3/15/35	250,000	249,125
4.950%, 3/15/36	375,000	365,156
Series A
3.800%, 4/1/28	500,000	494,984
2.875%, 7/15/29	175,000	166,760
Series B
3.750%, 5/15/27(x)	390,000	387,496
Series C
4.900%, 9/15/35	500,000	488,931
Wisconsin Electric Power Co.
1.700%, 6/15/28	310,000	292,588
4.600%, 10/1/34	500,000	491,070
Wisconsin Power & Light Co.
3.050%, 10/15/27	350,000	343,451
1.950%, 9/16/31	250,000	215,997
Xcel Energy, Inc.
4.000%, 6/15/28	500,000	495,824
2.600%, 12/1/29	350,000	326,750
2.350%, 11/15/31	500,000	437,244
5.450%, 8/15/33	250,000	255,018

		89,942,596

Gas Utilities (0.1%)
Atmos Energy Corp.
3.000%, 6/15/27	310,000	305,627
2.625%, 9/15/29	800,000	756,451
CenterPoint Energy Resources Corp.
5.250%, 3/1/28	1,000,000	1,016,945
4.000%, 4/1/28	500,000	496,031
4.400%, 7/1/32	100,000	98,104
National Fuel Gas Co.
3.950%, 9/15/27	300,000	297,450
4.750%, 9/1/28	300,000	299,995

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Piedmont Natural Gas Co., Inc.
3.500%, 6/1/29	$500,000	$484,809
2.500%, 3/15/31	380,000	341,963
5.100%, 2/15/35	500,000	495,087
Southern California Gas Co.
2.950%, 4/15/27	280,000	276,478
5.450%, 6/15/35(x)	1,000,000	1,022,071
Southwest Gas Corp.
5.450%, 3/23/28	335,000	340,976
2.200%, 6/15/30(x)	500,000	454,697
4.050%, 3/15/32	150,000	143,010
Spire Missouri, Inc.
Series 2034
5.150%, 8/15/34	220,000	221,464

		7,051,158

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)
5.450%, 6/1/28	500,000	504,098
Constellation Energy Generation LLC
5.600%, 3/1/28	310,000	316,215
4.400%, 1/15/31	355,000	350,559
5.800%, 3/1/33	355,000	370,959
Southern Power Co.
Series A
4.250%, 10/1/30	125,000	123,125

		1,664,956

Multi-Utilities (0.5%)
Ameren Corp.
1.750%, 3/15/28	375,000	356,240
5.375%, 3/15/35	250,000	252,430
Ameren Illinois Co.
3.800%, 5/15/28	350,000	346,782
1.550%, 11/15/30(x)	210,000	183,654
Black Hills Corp.
5.950%, 3/15/28	200,000	204,690
3.050%, 10/15/29	250,000	236,785
2.500%, 6/15/30	315,000	286,647
4.550%, 1/31/31	225,000	222,243
CMS Energy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.96%), 6.500%, 6/1/55(k)(x)	1,000,000	1,011,250
Consolidated Edison Co. of New York, Inc.
3.800%, 5/15/28	550,000	543,921
2.400%, 6/15/31(x)	750,000	675,882
5.200%, 3/1/33	500,000	513,339
Series B
3.125%, 11/15/27	300,000	294,989
Series D
4.000%, 12/1/28	500,000	496,517
Consumers Energy Co.
4.650%, 3/1/28	500,000	504,279
3.800%, 11/15/28	750,000	740,601
4.900%, 2/15/29	500,000	507,672
4.700%, 1/15/30	115,000	116,496
3.600%, 8/15/32	335,000	315,373
5.050%, 5/15/35	175,000	175,609
Dominion Energy, Inc.
4.250%, 6/1/28	500,000	497,431
5.450%, 3/15/35	250,000	251,573
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.000%, 2/15/56(k)	500,000	493,959
Series A
4.350%, 8/15/32	250,000	241,570
Series C
2.250%, 8/15/31	455,000	401,350
DTE Energy Co.
4.950%, 7/1/27	130,000	130,831
4.875%, 6/1/28	415,000	418,598
2.950%, 3/1/30	250,000	235,487
5.200%, 4/1/30	500,000	509,962
5.850%, 6/1/34	1,000,000	1,047,903
Series C
3.400%, 6/15/29(x)	164,000	158,340
NiSource, Inc.
3.490%, 5/15/27	1,250,000	1,236,033
5.250%, 3/30/28	450,000	456,983
5.200%, 7/1/29	175,000	178,479
2.950%, 9/1/29	350,000	332,264
5.400%, 6/30/33	210,000	214,419
5.350%, 7/15/35	250,000	251,006
Public Service Enterprise Group, Inc.
1.600%, 8/15/30	500,000	439,861
2.450%, 11/15/31	500,000	443,528
6.125%, 10/15/33	500,000	528,745
5.400%, 3/15/35	115,000	115,805
Puget Energy, Inc.
2.379%, 6/15/28	625,000	595,142
4.224%, 3/15/32	355,000	338,282
San Diego Gas & Electric Co.
4.950%, 8/15/28	500,000	507,233
Series DDDD
5.200%, 3/15/36	145,000	144,456
Series VVV
1.700%, 10/1/30(x)	235,000	207,467
Series XXX
3.000%, 3/15/32(x)	500,000	454,019
Sempra
3.250%, 6/15/27(x)	500,000	492,729
3.700%, 4/1/29	445,000	434,432
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.125%, 4/1/52(k)	40,000	38,945
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.400%, 10/1/54(k)	1,000,000	985,000
Southern Co. Gas Capital Corp.
5.150%, 9/15/32	250,000	253,021
5.750%, 9/15/33	360,000	373,570
4.950%, 9/15/34	500,000	492,899
Series B
5.100%, 9/15/35	125,000	123,074
WEC Energy Group, Inc.
5.150%, 10/1/27	355,000	358,733
1.375%, 10/15/27	500,000	477,193
4.750%, 1/15/28	250,000	251,542
2.200%, 12/15/28	500,000	471,617

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
1.800%, 10/15/30	$172,000	$150,899

		23,719,779

Water Utilities (0.1%)
American Water Capital Corp.
3.750%, 9/1/28	750,000	741,639
3.450%, 6/1/29	500,000	486,264
2.300%, 6/1/31	400,000	357,517
Essential Utilities, Inc.
3.566%, 5/1/29(x)	300,000	291,018
5.250%, 8/15/35	350,000	348,850
5.125%, 3/15/36	125,000	123,281

		2,348,569

Total Utilities		124,727,058

Total Corporate Bonds		1,506,083,638

Foreign Government Securities (2.2%)
Canada Government Bond
3.750%, 4/26/28	780,000	776,315
4.625%, 4/30/29(x)	2,335,000	2,387,845
4.000%, 3/18/30(x)	1,500,000	1,506,371
Export Development Canada
3.000%, 5/25/27	1,000,000	990,176
3.875%, 2/14/28(x)	750,000	750,456
4.125%, 2/13/29	1,500,000	1,510,713
4.000%, 6/20/30	1,000,000	1,000,991
4.750%, 6/5/34	295,000	305,103
Export-Import Bank of Korea
2.375%, 4/21/27	1,500,000	1,473,000
4.250%, 9/15/27	323,000	323,539
5.000%, 1/11/28	220,000	223,375
4.875%, 1/14/30	1,000,000	1,023,100
1.375%, 2/9/31	750,000	657,045
2.125%, 1/18/32	356,000	316,203
5.125%, 1/11/33	260,000	269,984
5.125%, 9/18/33	345,000	359,269
5.250%, 1/14/35	200,000	208,546
Italian Republic Government Bond
2.875%, 10/17/29	1,000,000	956,518
Japan Bank for International Cooperation
4.625%, 7/22/27	360,000	362,505
2.750%, 11/16/27	475,000	465,597
4.625%, 7/19/28	200,000	202,670
3.500%, 10/31/28	2,000,000	1,973,785
2.125%, 2/16/29	750,000	710,430
2.000%, 10/17/29	430,000	400,590
1.250%, 1/21/31	600,000	524,619
4.375%, 1/24/31	1,000,000	1,009,110
1.875%, 4/15/31	1,200,000	1,075,836
4.375%, 1/23/36	500,000	489,661
Japan International Cooperation Agency
2.750%, 4/27/27	690,000	680,533
3.250%, 5/25/27	750,000	743,307
3.375%, 6/12/28	500,000	492,550
4.750%, 5/21/29	200,000	203,559
1.750%, 4/28/31	595,000	527,149
Oriental Republic of Uruguay
4.375%, 10/27/27	1,666,667	1,673,333
Province of Alberta
3.300%, 3/15/28	1,250,000	1,232,549
4.500%, 6/26/29	500,000	507,825
1.300%, 7/22/30(x)	1,100,000	981,366
4.500%, 1/24/34	1,500,000	1,506,884
Province of British Columbia
4.700%, 1/24/28	1,500,000	1,520,766
4.900%, 4/24/29	500,000	513,307
3.900%, 8/27/30(x)	1,590,000	1,580,227
1.300%, 1/29/31	400,000	352,956
4.200%, 7/6/33(x)	680,000	670,794
4.750%, 6/12/34	1,000,000	1,017,673
4.800%, 6/11/35	1,485,000	1,511,540
Province of Manitoba
1.500%, 10/25/28	585,000	550,213
4.300%, 7/27/33	500,000	488,761
4.900%, 5/31/34	1,000,000	1,024,896
Province of New Brunswick
3.625%, 2/24/28	600,000	596,246
Province of Ontario
3.100%, 5/19/27	400,000	396,434
4.200%, 1/18/29	1,000,000	1,006,826
3.800%, 1/29/29	610,000	607,743
2.000%, 10/2/29	1,250,000	1,169,507
4.700%, 1/15/30	1,000,000	1,023,339
1.125%, 10/7/30	1,000,000	879,490
1.600%, 2/25/31	1,000,000	889,899
1.800%, 10/14/31	1,500,000	1,324,965
4.850%, 6/11/35	1,000,000	1,024,615
Province of Quebec
2.750%, 4/12/27	1,750,000	1,729,347
4.500%, 4/3/29	2,500,000	2,538,037
1.350%, 5/28/30	1,000,000	898,211
1.900%, 4/21/31(x)	1,250,000	1,123,278
4.250%, 9/5/34	1,000,000	982,666
4.625%, 8/28/35(x)	1,000,000	1,003,065
Republic of Chile
2.450%, 1/31/31	325,000	295,750
4.350%, 4/13/31	1,245,000	1,222,590
Republic of Indonesia
4.150%, 9/20/27	200,000	199,262
3.500%, 1/11/28	1,000,000	985,060
4.550%, 1/11/28	400,000	400,650
4.100%, 4/24/28	800,000	794,804
4.750%, 2/11/29	2,500,000	2,507,500
2.150%, 7/28/31	1,250,000	1,088,125
3.550%, 3/31/32	200,000	185,000
4.650%, 9/20/32	200,000	195,750
4.850%, 1/11/33	400,000	393,000
4.700%, 2/10/34	2,000,000	1,935,000
4.950%, 2/21/36	500,000	481,762
Republic of Korea
3.500%, 9/20/28	1,000,000	986,070
2.500%, 6/19/29	505,000	481,452
1.750%, 10/15/31	210,000	185,331
Republic of Panama
3.160%, 1/23/30	1,500,000	1,404,000
7.500%, 3/1/31	1,500,000	1,648,500
5.227%, 2/23/34	1,000,000	965,550
Republic of Peru
2.783%, 1/23/31	2,240,000	2,047,360
3.000%, 1/15/34	2,000,000	1,709,950
Republic of Philippines
5.170%, 10/13/27	200,000	202,535
3.000%, 2/1/28	1,150,000	1,119,801
4.625%, 7/17/28	240,000	240,847
3.750%, 1/14/29	975,000	957,450
2.457%, 5/5/30	3,360,000	3,078,600
5.250%, 5/14/34	2,000,000	2,000,375
5.500%, 2/4/35	500,000	505,625

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
4.750%, 3/5/35	$1,000,000	$960,000
Republic of Poland
4.625%, 3/18/29	500,000	506,355
5.125%, 9/18/34	2,000,000	2,004,000
5.375%, 2/12/35	1,050,000	1,067,325
State of Israel Government Bond
3.250%, 1/17/28	750,000	730,313
5.375%, 3/12/29	500,000	506,719
2.500%, 1/15/30	515,000	472,512
4.500%, 1/17/33	220,000	210,967
5.500%, 3/12/34	1,250,000	1,266,406
5.625%, 2/19/35	660,000	669,900
5.000%, 1/13/36	450,000	433,404
Svensk Exportkredit AB
4.125%, 6/14/28	500,000	502,025
3.625%, 3/12/29	262,000	259,950
3.750%, 7/29/30(x)	755,000	746,856
4.875%, 10/4/30	600,000	620,134
United Mexican States
3.750%, 1/11/28	855,000	843,030
4.500%, 4/22/29	455,000	452,270
3.250%, 4/16/30(x)	2,500,000	2,337,500
6.000%, 5/13/30	1,000,000	1,031,000
4.750%, 3/22/31	1,000,000	977,000
5.375%, 3/22/33	1,500,000	1,462,500
5.625%, 2/9/34	250,000	245,500
3.500%, 2/12/34	2,000,000	1,697,000
5.625%, 9/22/35	1,550,000	1,494,975

Total Foreign Government Securities		106,942,548

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	2,000	1,923
Central Puget Sound Regional Transit Authority
5.491%, 11/1/39	4,000	4,061
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.395%, 1/1/40	4,000	4,382
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	4,000	4,121
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	2,000	2,002
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.750%, 8/1/49	4,000	4,454
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	204,000	218,195
Florida State Board of Administration Finance Corp. Revenue Bonds, Series 2020A
2.154%, 7/1/30	500,000	460,193
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
7.055%, 4/1/57	3,000	3,317
New Jersey Economic Development Authority, NATL-RE
7.425%, 2/15/29	741,000	777,183
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	1,000	989
5.561%, 12/1/49	3,000	2,901
Regents of the University of California Medical Center Pooled Revenue, Series 2022
4.132%, 5/15/32	250,000	246,014
San Diego County Water Authority
6.138%, 5/1/49	4,000	4,064
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
7.043%, 4/1/50	2,994	3,370
State Board of Administration Finance Corp.
1.705%, 7/1/27	500,000	486,349
State of California Federally Taxable General Obligation Bonds Various Purpose
3.500%, 4/1/28	250,000	248,135
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	2,000	2,046
State of Wisconsin
3.154%, 5/1/27	1,300,000	1,289,973
University of California
1.316%, 5/15/27	250,000	242,952
1.614%, 5/15/30	125,000	113,439

Total Municipal Bonds		4,120,063

Supranational (2.4%)
African Development Bank
4.375%, 3/14/28	800,000	807,079
3.500%, 9/18/29(x)	2,000,000	1,972,506
4.000%, 3/18/30(x)	750,000	750,999
3.625%, 3/3/31	500,000	491,875
4.500%, 6/12/35	1,195,000	1,208,490
Asian Development Bank
2.500%, 11/2/27	2,500,000	2,448,544

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
4.375%, 1/14/28(x)	$2,000,000	$2,018,923
2.750%, 1/19/28	1,000,000	981,543
3.750%, 4/25/28	1,040,000	1,038,566
1.250%, 6/9/28	500,000	473,125
4.500%, 8/25/28	1,531,000	1,554,643
3.125%, 9/26/28	400,000	393,381
4.375%, 3/6/29	1,000,000	1,014,449
1.875%, 3/15/29	1,000,000	945,368
1.750%, 9/19/29	500,000	465,484
1.875%, 1/24/30	1,000,000	929,093
3.750%, 8/28/30	1,300,000	1,290,522
0.750%, 10/8/30	1,000,000	868,617
1.500%, 3/4/31	600,000	533,963
3.125%, 4/27/32	500,000	473,941
3.875%, 9/28/32	400,000	393,728
4.000%, 1/12/33	85,000	84,175
3.875%, 6/14/33	500,000	490,422
4.375%, 3/22/35	500,000	503,170
4.250%, 1/14/36	490,000	487,298
Asian Infrastructure Investment Bank (The)
3.750%, 9/14/27	400,000	399,568
3.625%, 9/15/28	535,000	531,431
4.500%, 1/16/30	3,000,000	3,060,450
4.250%, 3/13/34	500,000	499,805
4.500%, 5/21/35	140,000	142,034
4.125%, 1/14/36	190,000	186,930
Corp. Andina de Fomento
6.000%, 4/26/27	440,000	448,973
4.125%, 1/7/28	1,000,000	1,000,387
5.000%, 1/22/30	1,000,000	1,026,302
Council of Europe Development Bank
3.625%, 1/26/28	500,000	498,030
3.750%, 1/14/31	305,000	302,048
European Bank for Reconstruction & Development
4.375%, 3/9/28	1,400,000	1,413,079
4.250%, 3/13/34	1,500,000	1,500,071
European Investment Bank
2.375%, 5/24/27	1,000,000	983,368
0.625%, 10/21/27	980,000	933,015
3.875%, 3/15/28	800,000	800,161
3.875%, 6/15/28	1,500,000	1,502,009
4.500%, 10/16/28	750,000	761,703
4.000%, 2/15/29	2,000,000	2,008,660
1.750%, 3/15/29	800,000	753,740
4.750%, 6/15/29	833,000	855,159
1.625%, 10/9/29	410,000	379,731
4.500%, 3/14/30	2,000,000	2,043,308
3.625%, 7/15/30	960,000	948,393
0.750%, 9/23/30	750,000	652,293
3.875%, 10/15/30	1,645,000	1,639,693
1.250%, 2/14/31	1,475,000	1,298,140
3.750%, 3/13/31	665,000	658,679
1.625%, 5/13/31	750,000	668,530
4.375%, 10/10/31	250,000	254,442
4.250%, 8/16/32(x)	2,592,000	2,611,631
3.750%, 2/14/33	815,000	795,896
4.125%, 2/13/34	3,500,000	3,475,710
4.625%, 2/12/35	570,000	583,549
4.250%, 2/8/36(x)	1,075,000	1,066,498
Inter-American Development Bank
0.625%, 9/16/27	1,000,000	954,835
4.000%, 1/12/28	800,000	802,295
1.125%, 7/20/28	1,250,000	1,175,894
3.125%, 9/18/28	750,000	737,171
2.250%, 6/18/29	1,000,000	950,641
3.500%, 9/14/29	800,000	789,541
4.500%, 2/15/30	2,000,000	2,037,402
1.125%, 1/13/31	3,800,000	3,329,649
3.625%, 9/17/31	800,000	784,134
4.500%, 9/13/33	800,000	814,739
4.375%, 7/17/34	1,000,000	1,007,283
4.375%, 7/16/35	415,000	416,740
4.125%, 1/23/36	318,000	312,095
Inter-American Investment Corp.
4.125%, 2/15/28	750,000	752,869
4.250%, 2/14/29	2,000,000	2,016,155
International Bank for Reconstruction & Development
3.125%, 6/15/27	1,200,000	1,189,818
0.750%, 11/24/27	1,855,000	1,764,645
1.375%, 4/20/28	2,000,000	1,904,355
4.625%, 8/1/28	1,000,000	1,017,783
1.125%, 9/13/28	2,400,000	2,249,593
3.875%, 10/16/29	2,000,000	1,998,463
1.750%, 10/23/29	1,350,000	1,254,434
3.875%, 2/14/30	1,030,000	1,028,570
4.125%, 3/20/30	2,000,000	2,013,963
4.000%, 7/25/30	2,475,000	2,481,412
0.750%, 8/26/30	1,685,000	1,468,848
3.500%, 10/28/30	1,055,000	1,033,856
1.250%, 2/10/31	8,500,000	7,486,368
1.625%, 11/3/31	1,667,000	1,465,599
4.625%, 1/15/32	3,000,000	3,086,250
2.500%, 3/29/32	2,000,000	1,834,156
3.875%, 8/28/34	1,476,000	1,434,724
4.375%, 8/27/35	1,000,000	1,003,487
International Finance Corp.
4.500%, 7/13/28	450,000	456,420
3.500%, 1/22/29	260,000	257,739
4.250%, 7/2/29	1,400,000	1,415,274
0.750%, 8/27/30	750,000	653,179
Nordic Investment Bank
3.375%, 9/8/27	643,000	634,340
4.375%, 3/14/28	400,000	403,465
4.250%, 2/28/29	2,000,000	2,020,764

Total Supranational		117,742,268

U.S. Government Agency Securities (1.2%)
FFCB
4.250%, 1/14/28	1,000,000	1,006,923
1.040%, 1/25/29	10,000,000	9,238,633
4.000%, 4/1/30	2,000,000	2,003,947
1.380%, 1/14/31	15,000,000	13,265,675
4.970%, 9/17/35	250,000	247,932
5.000%, 10/29/35	500,000	497,020
FHLB
3.875%, 6/4/27	800,000	800,750
3.500%, 9/9/27	7,000,000	6,964,133
3.500%, 10/4/27	3,600,000	3,581,023
3.500%, 3/3/28	425,000	422,057
3.250%, 11/16/28	5,000,000	4,928,253
5.500%, 7/15/36	3,000	3,262
FHLMC
4.300%, 9/19/30	250,000	248,871
4.300%, 9/26/30	500,000	498,096
FNMA
0.750%, 10/8/27(x)	9,000,000	8,586,221
0.875%, 8/5/30(x)	5,000,000	4,393,708
Tennessee Valley Authority
3.875%, 8/1/30	660,000	657,270
4.375%, 8/1/34(x)	730,000	730,178

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
4.875%, 5/15/35	$835,000	$856,629

Total U.S. Government Agency Securities		58,930,581

U.S. Treasury Obligations (53.7%)
U.S. Treasury Notes
3.750%, 4/30/27	20,000,000	19,996,362
3.875%, 5/31/27	15,000,000	15,011,301
3.750%, 6/30/27	20,000,000	19,985,724
4.375%, 7/15/27	20,000,000	20,135,738
3.875%, 7/31/27	15,000,000	15,006,845
2.250%, 8/15/27	20,000,000	19,577,520
3.625%, 8/31/27	20,000,000	19,941,896
3.375%, 9/15/27	25,000,000	24,837,023
0.375%, 9/30/27	17,000,000	16,148,331
3.500%, 9/30/27	20,000,000	19,903,188
3.875%, 10/15/27	15,000,000	15,009,996
4.125%, 10/31/27	15,000,000	15,062,694
2.250%, 11/15/27	14,000,000	13,651,593
4.125%, 11/15/27	20,000,000	20,087,496
0.625%, 11/30/27	16,500,000	15,650,550
3.875%, 11/30/27	10,000,000	10,004,964
4.000%, 12/15/27	10,000,000	10,027,518
0.625%, 12/31/27	22,000,000	20,813,428
3.875%, 12/31/27	15,000,000	15,008,955
4.250%, 1/15/28	15,000,000	15,105,995
3.500%, 1/31/28	15,000,000	14,913,989
2.750%, 2/15/28	23,500,000	23,046,462
4.250%, 2/15/28	20,000,000	20,153,798
4.000%, 2/29/28	15,000,000	15,048,206
3.875%, 3/15/28	15,000,000	15,016,289
3.625%, 3/31/28	17,500,000	17,435,040
3.500%, 4/30/28	29,000,000	28,815,441
2.875%, 5/15/28	60,000,000	58,852,950
1.250%, 5/31/28	51,000,000	48,295,898
3.625%, 5/31/28	16,000,000	15,935,797
3.875%, 6/15/28	15,000,000	15,021,468
4.000%, 6/30/28	25,000,000	25,103,095
3.875%, 7/15/28	20,000,000	20,023,912
4.125%, 7/31/28	20,000,000	20,135,340
2.875%, 8/15/28	49,000,000	47,956,256
3.625%, 8/15/28	15,000,000	14,935,872
1.125%, 8/31/28	10,000,000	9,381,687
4.375%, 8/31/28	25,000,000	25,309,417
3.375%, 9/15/28	10,000,000	9,896,099
4.625%, 9/30/28	20,000,000	20,379,632
4.875%, 10/31/28	25,000,000	25,635,010
3.125%, 11/15/28	77,500,000	76,142,688
3.500%, 11/15/28	10,000,000	9,918,715
4.375%, 11/30/28	15,000,000	15,206,032
3.750%, 12/31/28	38,000,000	37,919,676
1.750%, 1/31/29	10,000,000	9,445,664
4.000%, 1/31/29	25,000,000	25,110,255
2.625%, 2/15/29	64,000,000	61,911,418
4.250%, 2/28/29	35,000,000	35,399,605
4.125%, 3/31/29	50,000,000	50,414,115
4.625%, 4/30/29	10,000,000	10,225,201
2.375%, 5/15/29	69,000,000	66,048,642
4.500%, 5/31/29	25,000,000	25,482,465
4.250%, 6/30/29	20,000,000	20,245,946
4.000%, 7/31/29	10,000,000	10,046,092
3.625%, 8/31/29	17,000,000	16,870,491
3.500%, 9/30/29	10,000,000	9,882,014
4.000%, 10/31/29	15,000,000	15,059,571
4.125%, 10/31/29	20,000,000	20,164,752
4.125%, 11/30/29	20,000,000	20,167,050
3.875%, 12/31/29	15,000,000	14,991,885
4.375%, 12/31/29	15,000,000	15,255,332
3.500%, 1/31/30	15,000,000	14,790,794
1.500%, 2/15/30	17,500,000	16,012,629
4.000%, 2/28/30	10,000,000	10,037,447
3.625%, 3/31/30	15,000,000	14,846,820
4.000%, 3/31/30	20,000,000	20,073,934
3.500%, 4/30/30	15,000,000	14,773,558
3.750%, 5/31/30	13,000,000	12,922,251
3.750%, 6/30/30	15,000,000	14,902,773
3.875%, 6/30/30	12,000,000	11,982,432
3.875%, 7/31/30	7,500,000	7,488,707
4.000%, 7/31/30	15,000,000	15,048,438
0.625%, 8/15/30	35,000,000	30,393,933
3.625%, 8/31/30	20,000,000	19,756,596
4.125%, 8/31/30	15,000,000	15,117,120
3.625%, 9/30/30	10,000,000	9,877,620
4.625%, 9/30/30	10,000,000	10,283,546
4.875%, 10/31/30	15,000,000	15,584,826
0.875%, 11/15/30	15,000,000	13,073,782
3.500%, 11/30/30	10,000,000	9,817,524
4.375%, 11/30/30	7,500,000	7,635,806
3.750%, 12/31/30	20,000,000	19,829,744
4.000%, 1/31/31	18,500,000	18,539,205
1.125%, 2/15/31	21,300,000	18,671,101
3.500%, 2/28/31	10,000,000	9,806,327
3.875%, 3/31/31	5,000,000	4,983,985
4.125%, 3/31/31	15,000,000	15,107,704
4.625%, 4/30/31	15,000,000	15,445,876
1.625%, 5/15/31	40,000,000	35,677,844
4.625%, 5/31/31	10,000,000	10,297,056
4.250%, 6/30/31	12,000,000	12,154,300
4.125%, 7/31/31	15,000,000	15,098,985
1.250%, 8/15/31	45,000,000	39,061,714
3.750%, 8/31/31	15,000,000	14,817,737
3.625%, 9/30/31	15,000,000	14,719,860
1.375%, 11/15/31	41,000,000	35,565,503
4.125%, 11/30/31	15,000,000	15,079,553
4.500%, 12/31/31	10,000,000	10,240,898
1.875%, 2/15/32	40,000,000	35,475,848
4.125%, 2/29/32	15,000,000	15,061,320
4.125%, 3/31/32	10,000,000	10,037,743
4.000%, 4/30/32	10,000,000	9,965,625
2.875%, 5/15/32	22,000,000	20,581,231
4.125%, 5/31/32	18,000,000	18,052,031
4.000%, 6/30/32	12,000,000	11,951,494
4.000%, 7/31/32	15,000,000	14,930,178
2.750%, 8/15/32	40,000,000	37,003,124
3.875%, 8/31/32	13,000,000	12,843,862
3.875%, 9/30/32	5,000,000	4,937,276
3.750%, 10/31/32	5,000,000	4,898,275
4.125%, 11/15/32	17,000,000	17,011,710
4.000%, 1/31/33	10,000,000	9,928,762
3.500%, 2/15/33	32,000,000	30,799,462
3.750%, 2/28/33	10,000,000	9,777,299
3.375%, 5/15/33	37,000,000	35,257,714
3.875%, 8/15/33	35,000,000	34,371,092
4.500%, 11/15/33	36,000,000	36,759,377
4.000%, 2/15/34	18,000,000	17,763,750
4.375%, 5/15/34	27,500,000	27,806,479
3.875%, 8/15/34	33,000,000	32,175,000
4.250%, 11/15/34	32,000,000	32,004,998
4.625%, 2/15/35	38,000,000	39,015,314
4.250%, 5/15/35	29,500,000	29,446,537
4.250%, 8/15/35	29,500,000	29,417,102
4.000%, 11/15/35	32,500,000	31,723,049
4.125%, 2/15/36	21,500,000	21,177,500

Total U.S. Treasury Obligations		2,617,857,464

Total Long-Term Debt Securities (90.5%) (Cost $4,500,254,350)		4,413,783,279

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)†
Financial Services (0.0%)†
FHLMC,
Series Z
(0.00%, 7.88% Floor), 8.375%(k)(x)(y)*	17,000	$192,100
FNMA,
Series S
(0.00%, 7.75% Floor), 8.250%(k)(y)*	22,000	261,800

Total Preferred Stocks (0.0%)† (Cost $18,166)		453,900

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (8.2%)
Schwab Intermediate-Term U.S. Treasury ETF(x)	1,000,000	24,910,000
Schwab Short-Term U.S. Treasury ETF	1,200,000	29,124,000
Vanguard Intermediate-Term Treasury ETF	2,900,000	172,695,000
Vanguard Short-Term Treasury ETF(x)	3,000,000	175,620,000

Total Exchange Traded Funds (8.2%) (Cost $414,627,605)		402,349,000

SHORT-TERM INVESTMENTS:
Investment Companies (1.7%)
Allspring Government Money Market Fund, Select Shares 3.60% (7 day yield) (xx)	26,000,000	26,000,000
BlackRock Liquidity FedFund, Institutional Shares 3.55% (7 day yield) (xx)	8,000,000	8,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.54% (7 day yield) (xx)	5,000,000	5,000,000
Goldman Sachs Financial Square Funds - Government Fund 3.56% (7 day yield) (xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	17,862,897	17,862,897
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.57% (7 day yield) (xx)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.58% (7 day yield) (xx)	7,000,000	7,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 3.60% (7 day yield) (xx)	10,000,000	10,000,000

Total Investment Companies		80,862,897

Total Short-Term Investments (1.7%) (Cost $80,862,897)		80,862,897

Total Investments in Securities (100.4%) (Cost $4,995,763,018)		4,897,449,076
Other Assets Less Liabilities (-0.4%)		(21,508,585)

Net Assets (100%)		$4,875,940,491

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

†	Percent shown is less than 0.05%.

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, the market value of these securities amounted to $9,417,860 or 0.2% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2026. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2026.

(x)	All or a portion of security is on loan at March 31, 2026.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $123,301,660. This was collateralized by $45,021,851 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.375%, maturing 4/15/26 – 11/15/55 and by cash of $80,873,347 of which $80,862,897 was subsequently invested in investment companies.

Glossary:

CME — Chicago Mercantile Exchange

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

Floor — The minimum dividend yield an investor can expect to receive

FNMA — Federal National Mortgage Association

NATL-RE — Insured by National Public Finance Guarantee Corp.

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$2,106,717	$—	$2,106,717
Corporate Bonds
Communication Services	—	91,884,253	—	91,884,253
Consumer Discretionary	—	76,723,762	—	76,723,762
Consumer Staples	—	87,281,732	—	87,281,732
Energy	—	85,543,427	—	85,543,427
Financials	—	613,832,690	—	613,832,690
Health Care	—	128,716,824	—	128,716,824
Industrials	—	92,783,678	—	92,783,678
Information Technology	—	111,373,151	—	111,373,151
Materials	—	34,851,227	—	34,851,227
Real Estate	—	58,365,836	—	58,365,836
Utilities	—	124,727,058	—	124,727,058
Exchange Traded Funds	402,349,000	—	—	402,349,000
Foreign Government Securities	—	106,942,548	—	106,942,548
Municipal Bonds	—	4,120,063	—	4,120,063
Preferred Stocks
Financials	453,900	—	—	453,900
Short-Term Investments
Investment Companies	80,862,897	—	—	80,862,897
Supranational	—	117,742,268	—	117,742,268
U.S. Government Agency Securities	—	58,930,581	—	58,930,581
U.S. Treasury Obligations	—	2,617,857,464	—	2,617,857,464

Total Assets	$483,665,797	$4,413,783,279	$—	$4,897,449,076

Total	$483,665,797	$4,413,783,279	$—	$4,897,449,076

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,852,462
Aggregate gross unrealized depreciation	(122,634,766)

Net unrealized depreciation	$(98,782,304)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,996,231,380

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (11.4%)
Ally Auto Receivables Trust,
Series 2025-1 A3
3.960%, 3/15/30	$170,000	$169,911
Series 2026-1 A3
3.920%, 10/15/30	140,000	139,211
American Credit Acceptance Receivables Trust,
Series 2023-3 C
6.440%, 10/12/29§	70,491	70,670
Series 2025-2 C
5.110%, 4/14/31§	255,000	256,306
Series 2026-1 C
4.550%, 1/12/33§	610,000	604,232
AmeriCredit Automobile Receivables Trust,
Series 2021-3 C
1.410%, 8/18/27	98,627	98,321
Series 2023-1 B
5.570%, 3/20/28	450,000	452,318
Series 2024-1 A3
5.430%, 1/18/29	283,899	285,600
Applebee’s Funding LLC,
Series 2025-1A A2
6.720%, 6/7/55§	720,000	721,958
Aqua Finance Trust,
Series 2021-A A
1.540%, 7/17/46§	87,027	79,774
AutoNation Finance Trust,
Series 2025-1A A3
4.620%, 11/13/29§	180,000	181,048
Series 2026-1A A3
4.030%, 8/12/30§	135,000	134,611
Auxilior Term Funding LLC,
Series 2023-1A A2
6.180%, 12/15/28§	12,402	12,432
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-3A A
5.440%, 2/22/28§	940,000	947,025
Series 2024-1A A
5.360%, 6/20/30§	120,000	122,658
Series 2025-2A A
5.120%, 8/20/31§	100,000	101,997
Series 2026-1A A
4.280%, 8/20/30§	125,000	123,938
BHG Securitization Trust,
Series 2024-1CON A
5.810%, 4/17/35§	47,400	48,057
Series 2025-2CON A
4.840%, 9/17/36§	201,080	202,030
Bluepeak ABS Issuer LLC,
Series 2025-1A A2
5.858%, 12/20/55§	740,000	747,654
BMW Vehicle Lease Trust,
Series 2024-2 A3
4.180%, 10/25/27	300,000	300,231
Series 2025-1 A3
4.430%, 6/26/28	135,000	135,399
BofA Auto Trust,
Series 2025-1A A3
4.350%, 11/20/29§	125,000	125,297
Bridgecrest Lending Auto Securitization Trust,
Series 2024-3 B
5.370%, 10/16/28	175,000	175,442
Series 2025-2 A3
4.780%, 12/15/28	345,000	345,799
Series 2025-3 A3
4.660%, 1/15/29	235,000	235,508
Series 2026-1 A3
4.040%, 12/17/29	145,000	144,566
CarMax Auto Owner Trust,
Series 2023-2 A3
5.050%, 1/18/28	181,910	182,384
Series 2024-4 A3
4.600%, 10/15/29	665,000	669,353
Series 2025-2 A3
4.480%, 3/15/30	240,000	241,258
Series 2025-4 A3
3.970%, 12/16/30	220,000	218,597
CarMax Select Receivables Trust,
Series 2025-A A3
4.770%, 9/17/29	380,000	382,042
Carvana Auto Receivables Trust,
Series 2024-P2 A3
5.330%, 7/10/29	143,072	144,148
Series 2024-P4 A3
4.640%, 1/10/30	119,876	120,378
Series 2025-P2 A4
4.750%, 6/10/31	500,000	504,753
Series 2025-P3 A3
4.040%, 11/11/30	155,000	154,800
Chesapeake Funding II LLC,
Series 2023-1A A1
5.650%, 5/15/35§	87,761	87,943
Series 2024-1A A1
5.520%, 5/15/36§	94,310	95,282
Citizens Auto Receivables Trust,
Series 2024-1 A3
5.110%, 4/17/28§	81,788	82,135
Cloud Capital Holdco LP,
Series 2024-1A A2
5.781%, 11/22/49§	3,260,000	3,267,281
Compass Datacenters Issuer II LLC,
Series 2024-2A A1
5.022%, 8/25/49§	195,000	195,180
Compass Datacenters Issuer III LLC,
Series 2025-1A A2
5.656%, 2/25/50§	120,000	120,805
Consolidated Communications LLC,
Series 2025-1A B
6.506%, 5/20/55§	3,560,000	3,611,693
CPS Auto Receivables Trust,
Series 2022-C E
9.080%, 4/15/30§	1,600,000	1,662,967
Credit Acceptance Auto Loan Trust,
Series 2023-2A B
6.610%, 7/15/33§	404,882	406,138
Series 2023-3A C
7.620%, 12/15/33§	100,000	101,839

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2025-1A A
5.020%, 3/15/35§	$365,000	$367,733
Series 2025-2A B
4.870%, 1/15/36§	310,000	304,678
Crockett Partners Equipment Co. IIA LLC,
Series 2024-1C A
6.050%, 1/20/31§	243,939	246,763
CyrusOne Data Centers Issuer I LLC,
Series 2025-1A A2
5.910%, 2/20/50§	350,000	351,514
Dell Equipment Finance Trust,
Series 2023-3 A3
5.930%, 4/23/29§	142,708	143,153
DLLMT LLC,
Series 2023-1A A3
5.340%, 3/22/27§	133,789	134,080
Drive Auto Receivables Trust,
Series 2024-2 B
4.520%, 7/16/29	420,000	420,875
Enterprise Fleet Financing LLC,
Series 2023-2 A2
5.560%, 4/22/30§	66,681	66,910
Series 2024-1 A3
5.160%, 9/20/30§	150,000	152,025
Series 2024-3 A4
5.060%, 3/20/31§	245,000	248,355
Series 2025-1 A3
4.820%, 2/20/29§	175,000	176,437
Series 2025-3 A3
4.460%, 9/20/29§	430,000	432,446
Exeter Automobile Receivables Trust,
Series 2024-4A C
5.480%, 8/15/30	200,000	201,348
Series 2025-2A A3
4.740%, 1/16/29	544,411	545,217
Series 2025-4A A3
4.390%, 9/17/29	85,000	85,107
Series 2026-2A A3
4.450%, 5/15/30	260,000	260,396
Exeter Select Automobile Receivables Trust,
Series 2025-1 A3
4.690%, 4/15/30	105,000	105,479
First Investors Auto Owner Trust,
Series 2025-1A C
4.750%, 12/15/31§	350,000	350,347
Series 2026-1A A3
4.500%, 5/15/31§	395,000	394,980
Flagship Credit Auto Trust,
Series 2023-2 C
5.810%, 5/15/29§	460,000	460,760
Ford Credit Auto Lease Trust,
Series 2025-A A3
4.720%, 6/15/28	220,000	221,009
Ford Credit Auto Owner Trust,
Series 2021-1 A
1.370%, 10/17/33§	275,000	274,708
GECU Auto Receivables Trust,
Series 2023-1A A3
5.630%, 8/15/28§	128,471	128,891
GLS Auto Receivables Issuer Trust,
Series 2024-2A B
5.770%, 11/15/28§	329,124	330,420
Series 2024-3A B
5.080%, 1/16/29§	205,000	205,631
Series 2024-4A A3
4.750%, 7/17/28§	107,834	107,929
Series 2025-2A C
5.110%, 1/15/31§	150,000	150,754
GLS Auto Select Receivables Issuer Trust,
Series 2025-4A A2
4.170%, 2/18/31§	140,523	140,167
GLS Auto Select Receivables Trust,
Series 2024-2A A2
5.580%, 6/17/30§	42,535	42,902
Series 2024-3A A2
5.590%, 10/15/29§	150,449	151,624
Series 2024-4A A2
4.430%, 12/17/29§	113,715	113,933
Series 2025-1A A2
4.710%, 4/15/30§	153,839	154,541
Series 2025-3A A2
4.460%, 10/15/30§	155,070	155,208
GM Financial Automobile Leasing Trust,
Series 2025-1 A3
4.660%, 2/21/28	295,000	296,246
Series 2025-3 A3
4.170%, 8/21/28	390,000	390,231
GM Financial Revolving Receivables Trust,
Series 2021-1 A
1.170%, 6/12/34§	195,000	192,742
GreenSky Home Improvement Issuer Trust,
Series 2024-2 A4
5.150%, 10/27/59§	40,352	40,621
GreenSky Home Improvement Trust,
Series 2024-1 A3
5.550%, 6/25/59§	195,000	197,374
Hertz Vehicle Financing III LLC,
Series 2023-3A A
5.940%, 2/25/28§	630,000	635,976
Series 2024-1A A
5.440%, 1/25/29§	375,000	379,836
Hertz Vehicle Financing LLC,
Series 2022-2A A
2.330%, 6/26/28§	400,000	391,183
Hilton Grand Vacations Trust,
Series 2022-2A C
5.570%, 1/25/37§	28,546	28,627
Huntington Auto Trust,
Series 2024-1A A3
5.230%, 1/16/29§	192,562	193,890

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Hyundai Auto Lease Securitization Trust,
Series 2026-A A3
3.970%, 12/15/28§	$400,000	$398,590
Hyundai Auto Receivables Trust,
Series 2025-B A3
4.360%, 12/17/29	175,000	176,045
LAD Auto Receivables Trust,
Series 2023-4A B
6.390%, 10/16/28§	190,000	192,174
Series 2024-1A A4
5.170%, 9/15/28§	125,000	125,467
Series 2024-2A A3
5.610%, 8/15/28§	93,404	93,741
Series 2024-3A A3
4.520%, 3/15/29§	174,372	174,791
Series 2025-1A A3
4.690%, 7/16/29§	470,000	471,813
M&T Bank Auto Receivables Trust,
Series 2025-1A A3
4.730%, 6/17/30§	150,000	151,155
M&T Equipment Notes,
Series 2023-1A A3
5.740%, 7/15/30§	95,074	95,459
Merchants Fleet Funding LLC,
Series 2023-1A A
7.210%, 5/20/36§	144,501	144,808
Mercury Financial Credit Card Master Trust,
Series 2024-2A A
6.560%, 7/20/29§	355,000	355,283
Mission Lane Credit Card Master Trust,
Series 2024-B A
5.880%, 1/15/30§	330,000	330,575
MVW LLC,
Series 2024-1A A
5.320%, 2/20/43§	76,888	77,888
Navient Private Education Refi Loan Trust,
Series 2019-GA A
2.400%, 10/15/68§	29,052	28,246
Series 2021-EA A
0.970%, 12/16/69§	606,872	543,048
New Economy Assets - Phase 1 Sponsor LLC,
Series 2021-1 A1
1.910%, 10/20/61§	695,000	577,753
NextGear Floorplan Master Owner Trust,
Series 2025-2A A2
4.230%, 10/15/30§	240,000	239,365
Series 2026-1A A2
4.070%, 2/18/31§	665,000	663,030
Octagon 55 Ltd.,
Series 2021-1A D1R
6.418%, 3/20/38(l)§	2,015,000	1,979,838
Octane Receivables Trust,
Series 2024-2A A2
5.800%, 7/20/32§	159,198	160,431
Series 2025-1A A2
4.250%, 2/20/31§	450,000	449,515
OHA Credit Funding 2 Ltd.,
Series 2019-2A D1R2
6.370%, 1/21/38(l)§	2,850,000	2,829,226
OneMain Financial Issuance Trust,
Series 2022-S1 A
4.130%, 5/14/35§	243,758	243,742
OWN Equipment Fund I LLC,
Series 2024-2M A
5.700%, 12/20/32§	375,250	377,723
PenFed Auto Receivables Owner Trust,
Series 2024-A A3
4.700%, 6/15/29§	166,319	166,826
Point Broadband Funding LLC,
Series 2025-1A A2
5.336%, 7/20/55§	3,100,000	3,104,463
Series 2025-1A B
5.727%, 7/20/55§	3,930,000	3,955,690
Post Road Equipment Finance LLC,
Series 2024-1A A2
5.590%, 11/15/29§	16,446	16,482
Prestige Auto Receivables Trust,
Series 2023-1A C
5.650%, 2/15/28§	103,902	104,008
Reach Abs Trust,
Series 2026-1A A
4.320%, 2/15/33§	178,017	178,083
Regional Management Issuance Trust,
Series 2024-1 A
5.830%, 7/15/36§	150,000	152,147
Republic Finance Issuance Trust,
Series 2024-A A
5.910%, 8/20/32§	235,000	235,926
Santander Drive Auto Receivables Trust,
Series 2023-1 C
5.090%, 5/15/30	85,824	86,337
Series 2023-3 C
5.770%, 11/15/30	155,000	157,278
Series 2023-4 B
5.770%, 12/15/28	304,951	306,899
Series 2023-5 B
6.160%, 12/17/29	495,000	499,379
Series 2024-3 A3
5.630%, 1/16/29	116,476	116,742
Series 2024-4 A3
4.850%, 1/16/29	131,457	131,678
Series 2025-2 A3
4.670%, 8/15/29	340,000	340,862
Series 2025-3 A2
4.630%, 10/16/28	195,551	195,797
Series 2025-4 A3
4.170%, 4/15/30	290,000	289,678
SBNA Auto Lease Trust,
Series 2024-B A3
5.560%, 11/22/27§	157,122	157,632
Series 2024-C A3
4.560%, 2/22/28§	70,757	70,867

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
SCF Equipment Leasing LLC,
Series 2024-1A A3
5.520%, 1/20/32§	$190,000	$192,163
Series 2025-1A A3
5.110%, 11/21/33§	325,000	330,877
Series 2025-2A A3
4.330%, 6/20/36§	445,000	442,946
SEB Funding LLC,
Series 2024-1A A2
7.386%, 4/30/54§	240,000	245,206
Series 2026-1A A2
6.665%, 1/30/56§	435,000	430,620
SFS Auto Receivables Securitization Trust,
Series 2023-1A A3
5.470%, 10/20/28§	148,054	148,761
Series 2024-3A A3
4.550%, 6/20/30§	145,000	145,567
Series 2025-1A A3
4.750%, 7/22/30§	145,000	145,887
Series 2025-2A A3
4.440%, 12/20/30§	495,000	497,133
Shentel Issuer LLC,
Series 2025-1A A2
5.640%, 12/20/55§	545,000	547,217
Sierra Timeshare Receivables Funding LLC,
Series 2024-2A A
5.140%, 6/20/41§	156,610	157,860
SMB Private Education Loan Trust,
Series 2021-D A1A
1.340%, 3/17/53§	116,207	109,937
SoFi Consumer Loan Program Trust,
Series 2025-2 A
4.820%, 6/25/34§	87,465	87,653
SoFi Professional Loan Program Trust,
Series 2020-A A2FX
2.540%, 5/15/46§	31,928	30,883
Stack Infrastructure Issuer LLC,
Series 2023-2A A2
5.900%, 7/25/48§	6,510,000	6,526,439
Stellantis Financial Underwritten Enhanced Lease Trust,
Series 2025-BA A3
4.270%, 1/22/29§	455,000	456,232
Series 2025-CA A3
4.110%, 4/20/29§	780,000	776,597
Stream Innovations Issuer Trust,
Series 2024-1A A
6.270%, 7/15/44§	60,706	62,227
Toyota Lease Owner Trust,
Series 2025-B A3
3.960%, 11/20/28§	330,000	328,427
TRTX Issuer Ltd.,
Series 2025-FL6 C
6.075%, 9/18/42(l)§	4,060,000	4,047,758
Series 2025-FL7 A
5.130%, 6/18/43(l)§	3,250,000	3,248,978
USB Auto Owner Trust,
Series 2025-1A A3
4.490%, 6/17/30§	70,000	70,071
Veros Auto Receivables Trust,
Series 2026-1 A
4.530%, 8/15/28§	88,990	88,966
Volofin Finance DAC,
Series 2024-1A A
5.935%, 6/15/37§	174,282	176,526
VStrong Auto Receivables Trust,
Series 2024-A B
5.770%, 7/15/30§	48,000	48,555
Westlake Automobile Receivables Trust,
Series 2023-3A C
6.020%, 9/15/28§	615,000	618,881
Series 2024-2A A3
5.560%, 2/15/28§	148,482	148,794
Series 2024-3A A3
4.710%, 4/17/28§	265,000	265,644
Series 2025-1A A3
4.750%, 8/15/28§	475,000	477,052
Series 2025-2A A3
4.510%, 5/15/29§	140,000	140,414
Series 2025-3A A3
4.220%, 6/15/29§	205,000	204,930
Wheels Fleet Lease Funding LLC,
Series 2023-1A A
5.800%, 4/18/38§	160,194	160,921
Series 2024-1A A1
5.490%, 2/18/39§	147,135	148,228
Series 2024-2A A1
4.870%, 6/21/39§	175,640	176,541
Series 2024-3A A1
4.800%, 9/19/39§	169,261	170,189
World Omni Auto Receivables Trust,
Series 2024-C A3
4.430%, 12/17/29	280,000	280,860
Series 2025-C A3
4.080%, 11/15/30	505,000	504,306
Zayo Issuer LLC,
Series 2025-1A A2
5.648%, 3/20/55§	1,150,000	1,160,827
Series 2025-2A A2
5.953%, 6/20/55§	8,705,000	8,862,228
Series 2025-3A A2
5.570%, 10/20/55§	790,000	791,657

Total Asset-Backed Securities		84,185,453

Collateralized Mortgage Obligations (2.2%)
Connecticut Avenue Securities Trust,
Series 2022-R04 1B1
8.912%, 3/25/42(l)§	2,850,000	2,958,159
FHLMC STACR REMIC Trust,
Series 2022-DNA2 B1
8.412%, 2/25/42(l)§	1,380,000	1,412,347
Series 2022-DNA6 M2
9.412%, 9/25/42(l)§	3,700,000	3,934,822
Series 2022-HQA2 M1B
7.662%, 7/25/42(l)§	1,200,000	1,236,756

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA,
Series 2025-114 AE
4.500%, 1/25/56	$825,762	$815,603
GNMA,
Series 2016-149 IP
4.000%, 10/20/46 IO	1,958,446	354,624
Series 2022-120 EI
5.500%, 2/20/47 IO	1,134,549	171,472
JP Morgan Mortgage Trust,
Series 2025-VIS1 A2
5.695%, 8/25/55(e)§	5,148,668	5,155,599

Total Collateralized Mortgage Obligations		16,039,382

Commercial Mortgage-Backed Securities (5.1%)
ALA Trust,
Series 2025-OANA A
5.416%, 6/15/40(l)§	150,000	150,375
BANK,
Series 2020-BN27 A5
2.144%, 4/15/63	250,000	222,946
Series 2021-BN34 A5
2.438%, 6/15/63	660,000	579,722
Series 2021-BN37 A5
2.618%, 11/15/64(l)	755,000	669,709
BANK5,
Series 2023-5YR3 A3
6.724%, 9/15/56(l)	385,000	401,551
Series 2023-5YR4 A3
6.500%, 12/15/56	142,826	148,207
BANK5 Trust,
Series 2024-5YR6 A3
6.225%, 5/15/57	740,000	768,955
BBCMS Mortgage Trust,
Series 2021-C12 A5
2.689%, 11/15/54	755,000	674,747
Series 2024-5C25 A3
5.946%, 3/15/57	400,000	413,904
Benchmark Mortgage Trust,
Series 2021-B28 A5
2.224%, 8/15/54	780,000	682,658
Series 2023-V2 A3
5.812%, 5/15/55(l)	470,000	479,811
BFLD Commercial Mortgage Trust,
Series 2025-660F A
5.173%, 11/15/42(l)§	350,000	349,234
BPR Trust,
Series 2021-NRD A
5.198%, 12/15/38(l)§	420,000	417,685
BX Commercial Mortgage Trust,
Series 2026-VLT9 D
6.923%, 3/15/45(l)§	2,420,000	2,401,855
BX Trust,
Series 2024-VLT4 A
5.164%, 6/15/41(l)§	420,000	417,375
Series 2025-DELC A
5.223%, 12/15/42(l)§	180,000	180,000
Series 2025-VLT7 A
5.373%, 7/15/44(l)§	590,000	587,416
Commercial Mortgage Trust,
Series 2024-CBM A2
5.867%, 12/10/41(l)§	100,000	100,285
CSMC LLC,
Series 2014-USA A1
3.304%, 9/15/37§	272,399	250,956
Series 2014-USA A2
3.953%, 9/15/37§	575,000	529,740
DC Commercial Mortgage Trust,
Series 2023-DC A
6.314%, 9/12/40§	295,000	299,214
DROP Mortgage Trust,
Series 2021-FILE A
4.937%, 10/15/43(l)§	420,000	419,573
Extended Stay America Trust,
Series 2025-ESH A
4.973%, 10/15/42(l)§	110,000	110,000
Series 2026-ESH2 A
4.873%, 2/15/43(l)§	386,365	386,365
FHLMC MSCR Trust,
Series 2025-MN10 M2
6.512%, 2/25/45(l)§	1,960,000	1,969,618
FHLMC Multifamily Structured Pass-Through Certificates,
Series K-1512 X1
0.903%, 4/25/34 IO(l)	5,071,373	239,924
GNMA,
Series 2024-67 EI
0.658%, 10/16/65 IO(l)	715,686	39,605
GS Mortgage Securities Corp. Trust,
Series 2012-BWTR A
2.954%, 11/5/34§	287,791	247,297
Series 2013-PEMB A
3.549%, 3/5/33(l)§	140,000	106,168
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2025-BMS A
5.273%, 1/15/42(l)§	420,000	419,474
Morgan Stanley Capital I Trust,
Series 2020-HR8 A4
2.041%, 7/15/53	275,000	247,547
Series 2021-L7 A5
2.574%, 10/15/54	775,000	685,275
Multifamily Connecticut Avenue Securities Trust,
Series 2019-01 M10
7.026%, 10/25/49(l)§	4,590,697	4,657,868
Series 2023-01 M10
10.162%, 11/25/53(l)§	6,280,000	7,148,837
Series 2024-01 M7
6.412%, 7/25/54(l)§	5,404,106	5,462,766
SCOTT Trust,
Series 2023-SFS A
5.910%, 3/10/40§	480,000	488,101
TCO Commercial Mortgage Trust,
Series 2024-DPM A
4.915%, 12/15/39(l)§	270,000	269,578
Wells Fargo Commercial Mortgage Trust,
Series 2020-C57 A4
2.118%, 8/15/53	355,000	321,003
Series 2020-C58 A4
2.092%, 7/15/53	100,000	89,006

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2021-C60 A4
2.342%, 8/15/54	$1,540,000	$1,364,698
Series 2021-C61 A4
2.658%, 11/15/54	1,100,000	979,507
Series 2022-C62 A4
4.000%, 4/15/55(l)	715,000	675,763

Total Commercial Mortgage-Backed Securities		37,054,318

Convertible Bond (0.1%)
Information Technology (0.1%)
Software (0.1%)
IREN Ltd.
(Zero Coupon), 7/1/31§	1,258,000	916,202

Total Information Technology		916,202

Total Convertible Bond		916,202

Corporate Bonds (27.6%)
Communication Services (1.4%)
Diversified Telecommunication Services (0.4%)
CCO Holdings LLC
5.375%, 6/1/29§	228,000	224,723
6.375%, 9/1/29§	149,000	149,290
4.750%, 2/1/32§	434,000	391,860
4.500%, 6/1/33§	526,000	457,657
7.375%, 2/1/36(x)§	375,000	370,837
Level 3 Financing, Inc.
6.875%, 6/30/33§	294,000	299,022
Windstream Services LLC
8.250%, 10/1/31§	221,000	230,945
Zayo Group Holdings, Inc.
+ 0.00%), 5.750%, 3/9/30 PIK(k)§	398,932	396,049

		2,520,383

Entertainment (0.1%)
Discovery Global Holdings, Inc.
5.050%, 3/15/42	148,000	98,790
Live Nation Entertainment, Inc.
6.500%, 5/15/27§	150,000	150,009
Take-Two Interactive Software, Inc.
4.950%, 3/28/28	360,000	363,223

		612,022

Interactive Media & Services (0.1%)
Alphabet, Inc.
4.100%, 2/15/31	517,000	513,567
Meta Platforms, Inc.
5.625%, 11/15/55	360,000	334,910

		848,477

Media (0.8%)
Charter Communications Operating LLC
6.100%, 6/1/29	395,000	408,363
Cox Communications, Inc.
5.950%, 9/1/54§	775,000	671,750
CSC Holdings LLC
11.750%, 1/31/29§	292,000	211,262
Gray Media, Inc.
10.500%, 7/15/29(x)§	94,000	100,078
4.750%, 10/15/30(x)§	450,000	347,625
9.625%, 7/15/32§	151,000	150,528
McGraw-Hill Education, Inc.
8.000%, 8/1/29§	539,000	537,221
Neptune Bidco US, Inc.
9.290%, 4/15/29§	577,000	578,108
9.500%, 2/15/33§	154,000	149,588
Nexstar Media, Inc.
6.500%, 9/15/33§	234,000	235,872
Omnicom Group, Inc.
5.000%, 6/2/33	291,000	284,004
Outfront Media Capital LLC
5.000%, 8/15/27§	327,000	326,323
Sinclair Television Group, Inc.
5.500%, 3/1/30§	179,000	154,357
Sirius XM Radio LLC
3.125%, 9/1/26§	112,000	111,300
5.500%, 7/1/29§	304,000	301,532
3.875%, 9/1/31§	474,000	429,562
Univision Communications, Inc.
8.000%, 8/15/28§	144,000	145,530
8.500%, 7/31/31§	482,000	483,205
VZ Secured Financing BV
5.000%, 1/15/32§	330,000	283,302

		5,909,510

Wireless Telecommunication Services (0.0%)†
SoftBank Corp.
4.699%, 7/9/30§	220,000	218,608

Total Communication Services		10,109,000

Consumer Discretionary (3.1%)
Automobile Components (0.3%)
Clarios Global LP
6.750%, 5/15/28§	451,000	454,770
6.750%, 2/15/30§	140,000	142,829
6.750%, 9/15/32§	372,000	374,783
Denso Corp.
1.239%, 9/16/26§	565,000	556,858
Forvia SE
8.000%, 6/15/30§	220,000	226,897
ZF North America Capital, Inc.
7.500%, 3/24/31(x)§	190,000	186,438

		1,942,575

Automobiles (0.6%)
BMW US Capital LLC
5.000%, 3/19/33§	845,000	835,648
General Motors Co.
5.625%, 4/15/30	360,000	369,838
Hyundai Capital America
4.250%, 9/18/28§	185,000	183,255
5.150%, 3/27/30§	470,000	474,582
5.000%, 4/7/31§	307,000	307,155
Mercedes-Benz Finance North America LLC
4.250%, 3/10/29§	978,000	969,770
Nissan Motor Acceptance Co. LLC
5.550%, 9/13/29§	365,000	350,856

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Volkswagen Group of America Finance LLC
5.250%, 3/22/29§	$670,000	$677,022

		4,168,126

Broadline Retail (0.3%)
Amazon.com, Inc.
4.650%, 11/20/35	403,000	393,771
5.800%, 3/13/56	784,000	783,402
eBay, Inc.
4.250%, 3/6/29	345,000	342,852
Getty Images, Inc.
14.000%, 3/1/28§	450,000	428,625
K2016470219 South Africa Ltd.
3.000%, 12/31/22(h)(r)§	245,575	—
SGUS LLC
11.000%, 12/15/29(h)§	1,088,800	121,129

		2,069,779

Distributors (0.4%)
Genuine Parts Co.
4.950%, 8/15/29	435,000	433,679
LKQ Corp.
5.750%, 6/15/28	360,000	366,161
RB Global Holdings, Inc.
6.750%, 3/15/28§	374,000	379,315
7.750%, 3/15/31§	652,000	675,128
Resideo Funding, Inc.
6.500%, 7/15/32§	192,000	189,026
S&S Holdings LLC
8.375%, 10/1/31§	394,000	347,705
Velocity Vehicle Group LLC
8.000%, 6/1/29§	240,000	223,903
Windsor Holdings III LLC
8.500%, 6/15/30§	441,000	455,809

		3,070,726

Diversified Consumer Services (0.1%)
Service Corp. International
5.750%, 10/15/32	202,000	201,436
Wand NewCo 3, Inc.
7.625%, 1/30/32§	216,000	220,860

		422,296

Hotels, Restaurants & Leisure (0.9%)
1011778 BC ULC
3.875%, 1/15/28§	294,000	287,385
5.625%, 9/15/29§	207,000	207,994
Airbnb, Inc.
4.650%, 3/16/31	205,000	204,584
Caesars Entertainment, Inc.
7.000%, 2/15/30§	963,000	973,882
Carnival Corp.
7.000%, 8/15/29§	202,000	208,817
5.750%, 8/1/32§	222,000	222,000
Churchill Downs, Inc.
5.750%, 4/1/30§	427,000	421,590
Flutter Treasury DAC
6.375%, 4/29/29§	200,000	203,168
5.875%, 6/4/31§	202,000	199,560
Great Canadian Gaming Corp.
8.750%, 11/15/29§	303,000	294,573
Hilton Domestic Operating Co., Inc.
5.500%, 3/31/34§	203,000	198,229
Hyatt Hotels Corp.
5.250%, 6/30/29	355,000	359,956
Kingpin Intermediate Holdings LLC
7.250%, 10/15/32(x)§	240,000	212,100
Las Vegas Sands Corp.
5.625%, 6/15/28	525,000	531,414
Lindblad Expeditions LLC
7.000%, 9/15/30§	169,000	171,853
NCL Corp. Ltd.
6.750%, 2/1/32§	152,000	150,165
Ontario Gaming GTA LP
8.000%, 8/1/30§	324,000	311,066
Royal Caribbean Cruises Ltd.
5.375%, 7/15/27§	261,000	261,976
Sabre GLBL, Inc.
11.125%, 7/15/30§	234,000	198,315
Scientific Games Holdings LP
6.625%, 3/1/30(x)§	267,000	229,220
Six Flags Entertainment Corp.
8.625%, 1/15/32§	338,000	339,014
Station Casinos LLC
4.500%, 2/15/28§	182,000	178,360
4.625%, 12/1/31§	110,000	102,719
Voyager Parent LLC
9.250%, 7/1/32§	168,000	174,345
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	207,000	201,954
5.625%, 3/1/33§	127,000	124,983

		6,969,222

Household Durables (0.2%)
Century Communities, Inc.
6.625%, 9/15/33§	187,000	182,848
Newell Brands, Inc.
8.500%, 6/1/28§	240,000	247,253
6.625%, 5/15/32(x)	266,000	253,929
Sekisui House US, Inc.
3.966%, 8/6/61	360,000	236,218
Whirlpool Corp.
6.500%, 6/15/33(x)	262,000	247,590

		1,167,838

Leisure Products (0.0%)†
Hasbro, Inc.
4.650%, 3/12/31	200,000	197,278
Polaris, Inc.
5.600%, 3/1/31	200,000	198,074

		395,352

Specialty Retail (0.2%)
AutoNation, Inc.
4.450%, 1/15/29	294,000	291,688
EG Global Finance plc
12.000%, 11/30/28§	400,000	427,500
Gee Automotive Holdings LLC
7.250%, 3/1/31§	232,000	231,652
Global Auto Holdings Ltd.
8.375%, 1/15/29§	400,000	367,000
Group 1 Automotive, Inc.
4.000%, 8/15/28§	104,000	100,481
Saks Global Enterprises LLC
11.000%, 12/15/29(h)§	1,527,200	16,698

		1,435,019

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.1%)
Champ Acquisition Corp.
8.375%, 12/1/31§	$312,000	$326,770
PVH Corp.
5.500%, 6/13/30	429,000	433,016
William Carter Co. (The)
7.375%, 2/15/31§	200,000	204,000

		963,786

Total Consumer Discretionary		22,604,719

Consumer Staples (0.9%)
Beverages (0.2%)
Bacardi-Martini BV
5.550%, 2/1/30§	565,000	575,815
Maple Parent Holdings Corp.
5.050%, 3/26/31§	168,000	167,321
Primo Water Holdings, Inc.
6.250%, 4/1/29§	92,000	92,235
4.375%, 4/30/29§	203,000	196,656
Suntory Holdings Ltd.
5.124%, 6/11/29§	240,000	243,821

		1,275,848

Consumer Staples Distribution & Retail (0.2%)
Alimentation Couche-Tard, Inc.
4.148%, 9/29/28§	660,000	654,130
Performance Food Group, Inc.
6.125%, 9/15/32§	159,000	159,253
5.625%, 3/1/34§	290,000	279,400
US Foods, Inc.
4.750%, 2/15/29§	24,000	23,648
7.250%, 1/15/32§	293,000	303,694

		1,420,125

Food Products (0.4%)
Campbell’s Co. (The)
4.550%, 3/21/31	660,000	638,392
Darling Ingredients, Inc.
6.000%, 6/15/30§	398,000	401,980
Fiesta Purchaser, Inc.
9.625%, 9/15/32§	219,000	222,011
Froneri Lux FinCo. Sarl
6.000%, 8/1/32§	222,000	216,981
JBS NV
6.250%, 3/1/56	430,000	418,633
McCormick & Co., Inc.
4.150%, 2/15/29	185,000	182,940
Post Holdings, Inc.
6.250%, 2/15/32§	189,000	190,801
6.500%, 3/15/36§	192,000	188,321
Simmons Foods, Inc.
4.625%, 3/1/29§	180,000	172,759
Viking Baked Goods Acquisition Corp.
8.625%, 11/1/31§	508,000	504,114

		3,136,932

Household Products (0.0%)†
Energizer Holdings, Inc.
4.750%, 6/15/28§	383,000	377,140
4.375%, 3/31/29§	94,000	89,306

		466,446

Personal Care Products (0.0%)†
Opal Bidco SAS
6.500%, 3/31/32§	200,000	199,262

Tobacco (0.1%)
Imperial Brands Finance plc
4.500%, 6/30/28§	505,000	504,659

Total Consumer Staples		7,003,272

Energy (1.4%)
Energy Equipment & Services (0.1%)
Helmerich & Payne, Inc.
5.500%, 12/1/34	300,000	293,531
Transocean International Ltd.
8.750%, 2/15/30§	164,500	170,889
WBI Operating LLC
6.500%, 10/15/33§	386,000	384,209

		848,629

Oil, Gas & Consumable Fuels (1.3%)
Antero Midstream Partners LP
5.750%, 1/15/28§	76,000	75,818
5.750%, 7/1/34§	426,000	419,746
APA Corp.
6.750%, 2/15/55	450,000	451,653
Blue Racer Midstream LLC
7.250%, 7/15/32§	182,000	188,825
Chevron USA, Inc.
4.687%, 4/15/30	420,000	426,648
Crescent Energy Finance LLC
7.625%, 4/1/32§	384,000	389,280
Delek Logistics Partners LP
8.625%, 3/15/29§	403,000	416,098
7.375%, 6/30/33§	255,000	256,428
Genesis Energy LP
7.875%, 5/15/32	402,000	413,445
6.750%, 3/15/34	296,000	294,638
Kinetik Holdings LP
6.625%, 12/15/28§	74,000	75,056
5.875%, 6/15/30§	394,000	394,831
NFE Financing LLC
12.000%, 11/15/29(h)§	2,876,400	1,299,773
NGL Energy Operating LLC
8.375%, 2/15/32§	586,000	602,215
Northern Oil & Gas, Inc.
7.875%, 10/15/33(x)§	248,000	256,370
ONEOK, Inc.
6.250%, 10/15/55	293,000	284,971
Permian Resources Operating LLC
5.875%, 7/1/29§	144,000	144,180
6.250%, 2/1/33§	204,000	207,825
Plains All American Pipeline LP
5.600%, 1/15/36	250,000	250,935
Summit Midstream Holdings LLC
8.625%, 10/31/29§	788,000	808,007
Sunoco LP
4.500%, 5/15/29	134,000	130,650
7.250%, 5/1/32§	228,000	235,553
5.625%, 7/15/34§	369,000	362,731
Targa Resources Corp.
6.125%, 5/15/55	319,000	309,911
6.050%, 5/15/56	124,000	119,742

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Western Midstream Operating LP
7.250%, 4/1/30§	$212,000	$223,172
Williams Cos., Inc. (The)
5.950%, 3/15/56	343,000	336,308

		9,374,809

Total Energy		10,223,438

Financials (11.0%)
Banks (3.4%)
ABN AMRO Bank NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.339%, 9/18/27(k)§	400,000	403,228
ANZ New Zealand Int’l Ltd.
5.355%, 8/14/28§	285,000	291,714
Armor Holdco, Inc.
8.500%, 11/15/29§	454,000	415,346
Bank of America Corp.
(SOFR + 0.87%), 4.456%, 2/6/32(k)	1,045,000	1,031,085
Bank of America NA
5.526%, 8/18/26	510,000	512,724
Bank of Montreal
(United States SOFR Compounded Index + 0.67%), 5.004%, 1/27/29(k)	295,000	297,481
Bank of New Zealand
2.285%, 1/27/27§	605,000	596,646
Bank of Nova Scotia (The)
(SOFR + 1.09%), 4.338%, 9/15/31(k)	601,000	591,280
Banque Federative du Credit Mutuel SA
5.194%, 2/16/28§	275,000	278,369
Barclays plc
(SOFR + 1.51%), 5.207%, 2/24/37(k)	252,000	243,755
BNP Paribas SA
(SOFR + 1.28%), 5.283%, 11/19/30(k)§	230,000	233,435
(SOFR + 1.29%), 4.916%, 1/15/34(k)§	535,000	523,489
Canadian Imperial Bank of Commerce
(SOFR + 1.03%), 4.857%, 3/30/29(k)	745,000	750,445
Citigroup, Inc.
(SOFR + 1.14%), 4.643%, 5/7/28(k)	1,010,000	1,010,871
Commonwealth Bank of Australia
4.423%, 3/14/28	295,000	296,784
Credit Agricole SA
(SOFR + 1.17%), 4.656%, 1/12/32(k)§	925,000	911,111
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.98%), 4.999%, 3/27/32(k)§	745,000	746,932
DNB Bank ASA
(SOFR + 1.05%), 4.853%, 11/5/30(k)§	230,000	231,610
(SOFR + 1.13%), 4.832%, 3/30/32(k)§	920,000	917,849
Federation des Caisses Desjardins du Quebec
5.700%, 3/14/28§	295,000	302,099
4.565%, 8/26/30§	370,000	367,395
Fifth Third Bank NA
(SOFR + 0.81%), 4.967%, 1/28/28(k)	250,000	250,804
HSBC Holdings plc
(SOFR + 1.04%), 5.130%, 11/19/28(k)	200,000	201,130
(SOFR + 1.21%), 4.675%, 3/10/32(k)	758,000	746,087
Huntington Bancshares, Inc.
(SOFR + 2.02%), 6.208%, 8/21/29(k)	295,000	305,294
(SOFR + 1.28%), 5.272%, 1/15/31(k)	155,000	157,123
ING Groep NV
(United States SOFR Compounded Index + 1.61%), 5.420%, 3/23/37(k)	665,000	662,467
KBC Group NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.454%, 9/23/31(k)§	586,000	576,872
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.60%), 4.241%, 2/10/30(k)	401,000	396,489
M&T Bank Corp.
(SOFR + 1.40%), 5.179%, 7/8/31(k)	295,000	297,425
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.711%, 7/8/31(k)	720,000	717,177
Morgan Stanley Private Bank NA
(SOFR + 1.02%), 4.465%, 11/19/31(k)	910,000	895,215
National Bank of Canada
4.500%, 10/10/29	510,000	508,989
NatWest Markets plc
4.789%, 3/21/28§	530,000	532,962
4.893%, 3/27/31§	1,025,000	1,026,126
Norinchukin Bank (The)
5.356%, 3/10/36§	340,000	336,046
Royal Bank of Canada
(SOFR + 0.89%), 4.498%, 8/6/29(k)	1,045,000	1,044,287

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Santander UK Group Holdings plc
(United States SOFR Compounded Index + 1.58%), 5.136%, 9/22/36(k)	$275,000	$265,340
Societe Generale SA
(SOFR + 1.65%), 5.512%, 5/22/31(k)§	300,000	305,740
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.77%), 4.299%, 1/13/30(k)§	660,000	651,380
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 4.529%, 6/5/32(k)§	385,000	375,864
Sumitomo Mitsui Trust Bank Ltd.
5.200%, 3/7/27§	415,000	418,557
Svenska Handelsbanken AB
4.375%, 5/23/28§	520,000	520,958
Swedbank AB
6.136%, 9/12/26§	380,000	382,863
5.407%, 3/14/29§	360,000	369,053
Toronto-Dominion Bank (The)
4.411%, 1/13/31	507,000	502,189
Truist Bank
(SOFR + 0.77%), 4.420%, 7/24/28(k)	600,000	599,780
US Bancorp
(SOFR + 0.87%), 4.481%, 1/26/32(k)	221,000	218,009
US Bank NA
(SOFR + 0.69%), 4.507%, 10/22/27(k)	510,000	510,130
Wells Fargo & Co.
(SOFR + 0.74%), 4.182%, 1/23/30(k)	611,000	605,673

		25,333,677

Capital Markets (3.1%)
Antares Holdings LP
3.750%, 7/15/27§	375,000	364,347
Apollo Debt Solutions BDC
5.875%, 8/30/30	147,000	144,467
5.700%, 1/23/31§	147,000	143,177
Ares Capital Corp.
5.250%, 4/12/31	150,000	144,906
Ares Strategic Income Fund
5.700%, 3/15/28	300,000	299,175
Aretec Group, Inc.
10.000%, 8/15/30§	145,000	153,700
Bain Capital Specialty Finance, Inc.
2.550%, 10/13/26	193,000	189,918
5.950%, 3/15/30	105,000	101,794
5.950%, 3/1/31	201,000	192,118
Bank of New York Mellon Corp. (The)
(SOFR + 1.03%), 4.947%, 4/26/27(k)	315,000	315,099
(SOFR + 0.89%), 4.942%, 2/11/31(k)	248,000	251,200
Barings BDC, Inc.
5.200%, 9/15/28	294,000	286,939
BGC Group, Inc.
6.150%, 4/2/30	155,000	157,193
Blue Owl Capital Corp. II
8.450%, 11/15/26	230,000	233,024
Blue Owl Credit Income Corp.
7.950%, 6/13/28	270,000	276,436
Blue Owl Technology Finance Corp.
6.750%, 4/4/29(x)	335,000	329,664
Brookfield Asset Management Ltd.
4.653%, 11/15/30	220,000	217,965
Cantor Fitzgerald LP
7.200%, 12/12/28§	275,000	286,713
Carlyle Secured Lending, Inc.
5.750%, 2/15/31	245,000	230,468
Charles Schwab Corp. (The)
Series I
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.000%, 6/1/26(k)(y)	3,150,000	3,106,387
Deutsche Bank AG
(SOFR + 1.72%), 5.297%, 5/9/31(k)	615,000	619,788
(SOFR + 1.30%), 4.950%, 8/4/31(k)	320,000	318,462
FS KKR Capital Corp.
7.875%, 1/15/29	150,000	151,552
6.125%, 1/15/30	145,000	138,125
Goldman Sachs Bank USA
(SOFR + 0.75%), 5.414%, 5/21/27(k)	420,000	420,530
Goldman Sachs Group, Inc. (The)
(SOFR + 0.71%), 4.148%, 1/21/29(k)	993,000	985,856
(SOFR + 1.21%), 5.049%, 7/23/30(k)	10,000	10,122
(SOFR + 1.33%), 4.939%, 10/21/36(k)	784,000	757,134
Golub Capital BDC, Inc.
2.500%, 8/24/26	3,248,000	3,205,830
7.050%, 12/5/28	200,000	204,346
Golub Capital Private Credit Fund
5.450%, 8/15/28§	95,000	93,712
Hercules Capital, Inc.
3.375%, 1/20/27	310,000	305,094
5.350%, 2/10/29	185,000	181,417
HPS Corporate Lending Fund
5.450%, 11/15/30§	215,000	205,146
5.650%, 4/2/31§	235,000	224,791
Jefferies Financial Group, Inc.
5.875%, 7/21/28	295,000	300,795
5.500%, 2/15/36	220,000	210,302

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
LPL Holdings, Inc.
5.150%, 6/15/30	$285,000	$285,900
Main Street Capital Corp.
3.000%, 7/14/26	35,000	34,738
6.500%, 6/4/27	245,000	247,296
5.400%, 8/15/28	13,000	12,917
Marex Group plc
5.829%, 5/8/28	325,000	328,265
6.404%, 11/4/29	246,000	252,955
Morgan Stanley
(SOFR + 1.10%), 4.654%, 10/18/30(k)	380,000	379,387
(SOFR + 1.11%), 5.230%, 1/15/31(k)	295,000	298,564
(SOFR + 0.95%), 4.493%, 1/16/32(k)	448,000	439,735
(SOFR + 1.78%), 5.900%, 3/13/47(k)	392,000	388,997
MSD Investment Corp.
6.250%, 5/31/30	135,000	132,057
6.125%, 2/5/31§	90,000	86,876
North Haven Private Income Fund LLC
5.125%, 9/25/28§	160,000	155,742
Sixth Street Lending Partners
6.500%, 3/11/29	350,000	354,103
TPG Operating Group II LP
5.375%, 1/15/36	520,000	501,028
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.10%), 3.875%, 6/2/26(k)(y)§	2,350,000	2,332,375
(SOFR + 1.29%), 4.844%, 11/6/33(k)§	911,000	894,124

		22,882,751

Consumer Finance (1.2%)
AerCap Ireland Capital DAC
4.125%, 2/28/29	595,000	586,391
Ally Financial, Inc.
(SOFR + 1.78%), 5.548%, 7/31/33(k)	743,000	728,245
American Express Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.550%, 9/15/26(k)(y)	530,000	522,224
(SOFR + 0.87%), 4.456%, 2/10/32(k)	840,000	829,381
American Honda Finance Corp.
4.450%, 1/8/31	168,000	164,578
Avolon Holdings Funding Ltd.
4.950%, 1/15/28§	384,000	385,275
4.200%, 4/15/29§	202,000	198,477
4.950%, 10/15/32§	345,000	335,656
Capital One Financial Corp.
(SOFR + 2.44%), 7.149%, 10/29/27(k)	335,000	339,613
(SOFR + 1.15%), 4.722%, 1/30/32(k)	433,000	426,323
GGAM Finance Ltd.
8.000%, 2/15/27§	172,000	173,392
8.000%, 6/15/28§	240,000	248,839
Macquarie Airfinance Holdings Ltd.
5.200%, 3/27/28§	300,000	301,309
Mitsubishi HC Finance America LLC
5.150%, 10/24/29§	555,000	563,148
Stellantis Financial Services US Corp.
4.950%, 9/15/28§	610,000	604,314
Synchrony Financial
(United States SOFR Compounded Index + 2.13%), 5.935%, 8/2/30(k)	285,000	289,244
(SOFR + 1.68%), 5.450%, 3/6/31(k)	185,000	186,860
(SOFR + 1.53%), 4.947%, 2/25/32(k)	110,000	106,694
Takeoff Merger Sub, Inc.
4.500%, 3/24/29§	951,000	944,229
Toyota Motor Credit Corp.
4.650%, 9/3/32	437,000	433,327
Series B
4.600%, 3/11/33	360,000	354,626

		8,722,145

Financial Services (1.0%)
Apollo Global Management, Inc.
5.150%, 8/12/35	195,000	188,415
Atlas Warehouse Lending Co. LP
6.250%, 1/15/30§	250,000	256,619
4.950%, 11/15/30§	305,000	298,543
Block Financial LLC
5.375%, 9/15/32	395,000	382,692
Block, Inc.
6.000%, 8/15/33§	126,000	123,480
Enact Holdings, Inc.
6.250%, 5/28/29	565,000	581,509
Fidelity National Information Services, Inc.
4.800%, 3/10/31	495,000	490,955
Freedom Mortgage Corp.
6.625%, 1/15/27§	1,850,000	1,846,208
Freedom Mortgage Holdings LLC
9.250%, 2/1/29§	237,000	239,777
8.375%, 4/1/32§	250,000	246,094
Global Payments, Inc.
4.875%, 11/15/30	737,000	722,698
ION Platform Finance US, Inc.
7.875%, 9/30/32§	400,000	308,120
Lseg US Fin Corp.
5.250%, 3/23/36§	468,000	463,622
Nationwide Building Society
5.127%, 7/29/29§	342,000	347,291
Rocket Cos., Inc.
6.375%, 8/1/33§	197,000	199,167

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Shift4 Payments LLC
6.750%, 8/15/32§	$481,000	$471,250
Western Union Co. (The)
4.750%, 6/15/29	297,000	294,229

		7,460,669

Insurance (2.3%)
Acrisure LLC
8.250%, 2/1/29§	576,000	569,952
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	524,000	523,088
American National Global Funding
4.625%, 12/15/28§	288,000	285,357
5.250%, 6/3/30§	240,000	239,157
American National Group, Inc.
6.000%, 7/15/35	233,000	227,071
Ardonagh Finco Ltd.
7.750%, 2/15/31§	200,000	202,000
Ardonagh Group Finance Ltd.
8.875%, 2/15/32§	200,000	194,000
Asurion LLC
8.000%, 12/31/32§	239,000	248,077
8.375%, 2/1/34§	97,000	93,969
Athene Global Funding
4.830%, 5/9/28§	50,000	49,712
5.380%, 1/7/30§	470,000	470,069
Brighthouse Financial Global Funding
5.550%, 4/9/27§	610,000	613,904
Broadstreet Partners Group LLC
5.875%, 4/15/29(x)§	250,000	242,645
CNO Global Funding
4.375%, 9/8/28§	460,000	455,901
4.700%, 12/11/30§	276,000	272,407
Corebridge Global Funding
5.200%, 6/24/29§	425,000	429,771
F&G Global Funding
4.650%, 9/8/28§	103,000	101,718
4.500%, 1/9/29§	650,000	636,741
Fortitude Global Funding
4.625%, 10/6/28§	305,000	301,909
GA Global Funding Trust
5.500%, 4/1/32§	305,000	301,408
HUB International Ltd.
7.250%, 6/15/30§	308,000	315,845
Jackson National Life Global Funding
4.700%, 6/5/28§	420,000	419,381
4.550%, 9/9/30§	450,000	440,038
Lincoln Financial Global Funding
4.625%, 5/28/28§	400,000	399,539
4.200%, 1/12/29§	260,000	256,981
MassMutual Global Funding II
4.950%, 1/10/30§	550,000	555,368
MetLife, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.82%), 5.850%, 3/15/56(k)	222,000	217,937
New York Life Global Funding
4.150%, 7/25/28§	145,000	144,458
5.000%, 6/6/29§	570,000	579,845
Nippon Life Insurance Co.
4.748%, 4/2/31§	239,000	239,668
NLG Global Funding
5.400%, 1/23/30§	145,000	148,022
4.350%, 9/15/30§	595,000	583,824
Northwestern Mutual Global Funding
4.900%, 6/12/28§	580,000	585,623
Pacific Life Global Funding II
4.850%, 2/10/30§	575,000	578,635
Pricoa Global Funding I
4.750%, 8/26/32§	480,000	472,879
Principal Life Global Funding II
4.600%, 8/19/27§	270,000	270,529
Progressive Corp. (The)
5.150%, 3/26/36	410,000	411,311
Protective Life Corp.
4.700%, 1/15/31§	295,000	291,613
Reinsurance Group of America, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.34%), 6.375%, 9/15/56(k)	114,000	110,826
RGA Global Funding
4.600%, 11/25/30(x)§	473,000	466,548
Sammons Financial Group Global Funding
4.950%, 6/12/30§	675,000	673,611
SBL Holdings, Inc.
5.900%, 9/26/28§	220,000	207,655
7.200%, 10/30/34§	455,000	398,366
SiriusPoint Ltd.
7.000%, 4/5/29	332,000	346,151
Trustage Financial Group, Inc.
4.625%, 4/15/32§	290,000	276,631
Western-Southern Global Funding
4.500%, 7/16/28§	433,000	432,423
4.700%, 12/10/32§	300,000	292,226

		16,574,789

Mortgage Real Estate Investment Trusts (REITs) (0.0%)†
Starwood Property Trust, Inc. (REIT)
6.500%, 7/1/30§	138,000	140,156
5.750%, 1/15/31§	118,000	116,613

		256,769

Total Financials		81,230,800

Health Care (1.1%)
Biotechnology (0.1%)
AbbVie, Inc.
4.125%, 3/15/31	195,000	192,227
Amgen, Inc.
5.650%, 2/19/56	310,000	298,721
BioMarin Pharmaceutical, Inc.
5.500%, 2/15/34§	200,000	196,250

		687,198

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care Equipment & Supplies (0.2%)
Abbott Laboratories
5.500%, 3/15/56	$1,052,000	$1,031,304
GE HealthCare Technologies, Inc.
4.150%, 12/15/28	151,000	149,818
Medline Borrower LP
5.250%, 10/1/29§	206,000	204,136
Neogen Food Safety Corp.
8.625%, 7/20/30§	381,000	400,496

		1,785,754

Health Care Providers & Services (0.5%)
Cardinal Health, Inc.
5.000%, 11/15/29	825,000	835,703
Elevance Health, Inc.
4.000%, 9/15/28	660,000	653,318
HealthEquity, Inc.
4.500%, 10/1/29§	370,000	356,843
Heartland Dental LLC
10.500%, 4/30/28§	92,000	94,765
Star Parent, Inc.
9.000%, 10/1/30§	286,000	297,254
Surgery Center Holdings, Inc.
7.250%, 4/15/32(x)§	494,000	482,885
Universal Health Services, Inc.
4.625%, 10/15/29	230,000	227,097
US Acute Care Solutions LLC
9.750%, 5/15/29§	596,000	576,630

		3,524,495

Health Care Technology (0.2%)
IQVIA, Inc.
5.700%, 5/15/28	550,000	560,182
6.250%, 2/1/29	293,000	304,678
6.250%, 6/1/32§	384,000	389,953

		1,254,813

Life Sciences Tools & Services (0.0%)†
Illumina, Inc.
4.650%, 9/9/26	320,000	319,989

Pharmaceuticals (0.1%)
1261229 BC Ltd.
10.000%, 4/15/32§	200,000	204,500
Merck & Co., Inc.
4.950%, 9/15/35	275,000	275,514

		480,014

Total Health Care		8,052,263

Industrials (2.8%)
Aerospace & Defense (0.2%)
Goat Holdco LLC
6.750%, 2/1/32§	337,000	337,842
Honeywell Aerospace, Inc.
4.950%, 3/16/36§	466,000	462,208
Moog, Inc.
5.500%, 10/15/34§	98,000	98,390
Rolls-Royce plc
5.750%, 10/15/27§	200,000	203,047

		1,101,487

Building Products (0.2%)
Advanced Drainage Systems, Inc.
6.375%, 6/15/30§	192,000	193,248
AmeriTex HoldCo Intermediate LLC
7.625%, 8/15/33§	335,000	345,258
EMRLD Borrower LP
6.625%, 12/15/30§	476,000	484,259
New Enterprise Stone & Lime Co., Inc.
5.250%, 7/15/28§	152,000	149,685
Standard Building Solutions, Inc.
5.875%, 3/15/34§	373,000	357,520

		1,529,970

Commercial Services & Supplies (0.9%)
ACCO Brands Corp.
4.250%, 3/15/29§	260,000	231,400
ADT Security Corp. (The)
5.875%, 10/15/33§	486,000	470,832
Allied Universal Holdco LLC
6.000%, 6/1/29§	48,000	46,370
6.875%, 6/15/30§	384,000	388,785
7.875%, 2/15/31§	246,000	253,033
Aramark Services, Inc.
5.000%, 2/1/28§	853,000	845,536
Clarivate Science Holdings Corp.
4.875%, 7/1/29§	328,000	285,049
Element Fleet Management Corp.
5.037%, 3/25/30§	90,000	90,839
4.641%, 11/24/30§	531,000	522,653
Garda World Security Corp.
7.750%, 2/15/28§	150,000	152,660
6.000%, 6/1/29§	305,000	290,021
6.500%, 1/15/31§	153,000	154,724
8.250%, 8/1/32§	148,000	146,593
8.375%, 11/15/32§	484,000	485,607
GFL Environmental Holdings US, Inc.
5.500%, 2/1/34§	253,000	248,320
GFL Environmental, Inc.
4.750%, 6/15/29§	116,000	113,752
Madison IAQ LLC
5.875%, 6/30/29(x)§	318,000	310,940
Raven Acquisition Holdings LLC
6.875%, 11/15/31§	370,000	356,502
Veritiv Operating Co.
10.500%, 11/30/30§	458,000	473,247
Williams Scotsman, Inc.
7.375%, 10/1/31§	362,000	371,039

		6,237,902

Construction & Engineering (0.2%)
AECOM
6.000%, 8/1/33§	264,000	262,350
Arcosa, Inc.
6.875%, 8/15/32§	200,000	204,296
Brand Industrial Services, Inc.
10.375%, 8/1/30(x)§	311,000	284,176
Dycom Industries, Inc.
4.500%, 4/15/29§	242,000	233,874
Weekley Homes LLC
4.875%, 9/15/28§	196,000	189,077

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
WSP Global, Inc.
5.714%, 9/18/36§	$647,000	$640,367

		1,814,140

Electrical Equipment (0.0%)†
EnerSys
6.625%, 1/15/32§	198,000	202,356

Ground Transportation (0.4%)
Beacon Mobility Corp.
7.250%, 8/1/30§	327,000	337,627
Burlington Northern Santa Fe LLC
5.550%, 3/15/56	230,000	222,819
Canadian Pacific Railway Co.
4.000%, 3/15/29	229,000	226,273
Fedex Freight Holding Co., Inc.
4.650%, 3/15/31§	444,000	435,597
Genesee & Wyoming, Inc.
6.250%, 4/15/32§	150,000	151,720
NESCO Holdings II, Inc.
5.500%, 4/15/29§	461,000	450,627
Synergy Infrastructure Holdings LLC
7.875%, 12/1/30(x)§	227,000	231,520
Watco Cos. LLC
7.125%, 8/1/32§	443,000	454,372
XPO, Inc.
7.125%, 6/1/31§	294,000	303,273

		2,813,828

Machinery (0.4%)
ATS Corp.
4.125%, 12/15/28§	316,000	304,845
Chart Industries, Inc.
7.500%, 1/1/30§	542,000	563,171
CNH Industrial Capital LLC
4.750%, 3/21/28	255,000	256,106
4.500%, 10/16/30	237,000	233,526
Columbus McKinnon Corp.
7.125%, 2/1/33§	156,000	155,562
Daimler Truck Finance North America LLC
4.650%, 10/12/30§	445,000	441,358
Enpro, Inc.
6.125%, 6/1/33§	146,000	147,759
Esab Corp.
6.250%, 4/15/29§	92,000	92,998
5.625%, 4/1/31§	108,000	108,756
Lsf12 Helix Parent LLC
7.125%, 2/1/33§	225,000	217,321
Terex Corp.
6.250%, 10/15/32§	230,000	231,472

		2,752,874

Passenger Airlines (0.0%)†
Southwest Airlines Co.
4.375%, 11/15/28	233,000	229,265

Professional Services (0.1%)
Equifax, Inc.
5.100%, 6/1/28	295,000	298,698
Jacobs Solutions, Inc.
4.750%, 3/3/31	404,000	397,765
VT Topco, Inc.
8.500%, 8/15/30(x)§	351,000	354,510

		1,050,973

Trading Companies & Distributors (0.4%)
Aircastle Ltd.
2.850%, 1/26/28§	430,000	416,273
6.500%, 7/18/28§	190,000	196,946
Aviation Capital Group LLC
4.250%, 4/30/29§	124,000	122,061
5.125%, 4/10/30§	315,000	316,143
GATX Corp.
5.400%, 3/15/27	200,000	201,398
Herc Holdings, Inc.
6.000%, 3/15/34§	153,000	147,891
Mitsubishi Corp.
5.000%, 7/2/29§	310,000	315,271
United Rentals North America, Inc.
6.000%, 12/15/29§	230,000	233,737
WESCO Distribution, Inc.
7.250%, 6/15/28§	314,000	315,695
6.375%, 3/15/29§	152,000	154,391
6.625%, 3/15/32§	216,000	220,456
6.375%, 3/15/33§	189,000	192,179
5.500%, 4/15/34§	109,000	107,605

		2,940,046

Transportation Infrastructure (0.0%)†
Sydney Airport Finance Co. Pty. Ltd.
5.248%, 3/26/36§	284,000	281,414

Total Industrials		20,954,255

Information Technology (2.0%)
Electronic Equipment, Instruments & Components (0.3%)
Arrow Electronics, Inc.
5.150%, 8/21/29	440,000	443,739
Flex Ltd.
6.000%, 1/15/28	290,000	295,898
Jabil, Inc.
4.200%, 2/1/29	236,000	233,146
TD SYNNEX Corp.
4.300%, 1/17/29	305,000	300,818
Tyco Electronics Group SA
4.625%, 2/1/30	540,000	545,763
Zebra Technologies Corp.
6.500%, 6/1/32§	184,000	184,487

		2,003,851

IT Services (0.4%)
Ahead DB Holdings LLC
6.625%, 5/1/28§	182,000	178,171
CGI, Inc.
4.950%, 3/14/30	630,000	631,469
DXC Technology Co.
2.375%, 9/15/28(x)	465,000	436,206
Gartner, Inc.
5.600%, 11/20/35	737,000	695,065
ION Platform Finance US, Inc.
4.625%, 5/1/28§	334,000	311,455
5.750%, 5/15/28§	400,000	377,000
Unisys Corp.
10.625%, 1/15/31§	344,000	295,007

		2,924,373

Semiconductors & Semiconductor Equipment (0.2%)
Amkor Technology, Inc.
5.875%, 10/1/33§	263,000	261,909
Analog Devices, Inc.
4.250%, 6/15/28	575,000	575,341

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Microchip Technology, Inc.
5.050%, 2/15/30	$325,000	$327,646
NXP BV
4.300%, 8/19/28	305,000	303,494
Qnity Electronics, Inc.
6.250%, 8/15/33§	215,000	217,150

		1,685,540

Software (1.0%)
AthenaHealth Group, Inc.
6.500%, 2/15/30§	546,000	513,240
Capstone Borrower, Inc.
8.000%, 6/15/30§	447,000	426,885
Cloud Software Group, Inc.
6.500%, 3/31/29§	194,000	189,402
9.000%, 9/30/29§	552,000	528,938
8.250%, 6/30/32§	262,000	247,590
Ellucian Holdings, Inc.
6.500%, 12/1/29§	289,000	282,107
Gen Digital, Inc.
7.125%, 9/30/30§	267,000	269,670
6.250%, 4/1/33§	268,000	260,925
McAfee Corp.
7.375%, 2/15/30(x)§	480,000	396,096
NCR Voyix Corp.
5.000%, 10/1/28§	242,000	232,792
5.125%, 4/15/29§	194,000	184,804
OAK-Eagle Acquireco, Inc.
7.250%, 7/1/33§	150,000	155,701
8.750%, 7/1/34§	113,000	118,414
Oracle Corp.
5.950%, 9/26/55	693,000	580,663
6.700%, 2/4/56	430,000	396,376
Rocket Software, Inc.
9.000%, 11/28/28§	254,000	252,560
6.500%, 2/15/29(x)§	166,000	149,192
Roper Technologies, Inc.
4.250%, 9/15/28	160,000	158,886
Salesforce, Inc.
5.550%, 3/15/36	521,000	519,457
SS&C Technologies, Inc.
5.500%, 9/30/27§	341,000	341,085
6.500%, 6/1/32§	210,000	210,601
UKG, Inc.
6.875%, 2/1/31§	574,000	557,733
ZoomInfo Technologies LLC
3.875%, 2/1/29§	652,000	539,530

		7,512,647

Technology Hardware, Storage & Peripherals (0.1%)
Hewlett Packard Enterprise Co.
5.250%, 4/1/33	555,000	551,728

Total Information Technology		14,678,139

Materials (1.8%)
Chemicals (0.9%)
Avient Corp.
7.125%, 8/1/30§	243,000	246,327
Axalta Coating Systems LLC
4.750%, 6/15/27§	300,000	297,750
Celanese US Holdings LLC
6.750%, 4/15/33(x)	308,000	315,700
Eastman Chemical Co.
4.500%, 2/20/31	700,000	683,954
HB Fuller Co.
4.250%, 10/15/28(x)	255,000	245,945
Illuminate Buyer LLC
9.000%, 7/1/28§	146,000	146,071
INEOS Quattro Finance 2 plc
9.625%, 3/15/29§	400,000	329,000
LYB International Finance III LLC
5.125%, 1/15/31	153,000	153,046
5.500%, 3/1/34	445,000	442,421
Maxam Prill Sarl
7.750%, 7/15/30§	400,000	406,000
Minerals Technologies, Inc.
5.000%, 7/1/28§	458,000	454,473
Mosaic Co. (The)
4.350%, 1/15/29(x)	182,000	180,896
NOVA Chemicals Corp.
8.500%, 11/15/28§	355,000	369,200
9.000%, 2/15/30§	96,000	101,187
Nufarm Australia Ltd.
5.000%, 1/27/30§	402,000	357,937
Olympus Water US Holding Corp.
6.250%, 10/1/29(x)§	200,000	189,580
7.250%, 6/15/31§	398,000	388,659
Solstice Advanced Materials, Inc.
5.625%, 9/30/33§	148,000	145,410
Westlake Corp.
6.375%, 11/15/55	410,000	403,257
WR Grace Holdings LLC
5.625%, 8/15/29§	641,000	585,714
7.000%, 8/1/33§	72,000	69,985

		6,512,512

Containers & Packaging (0.6%)
Amcor Flexibles North America, Inc.
4.800%, 3/17/28	195,000	196,013
5.125%, 3/12/36	265,000	258,050
Amcor Group Finance plc
5.450%, 5/23/29	520,000	532,399
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§	410,000	375,568
6.250%, 1/30/31§	200,000	198,194
Clydesdale Acquisition Holdings, Inc.
8.750%, 4/15/30(x)§	559,000	521,966
6.750%, 4/15/32§	154,000	145,915
Graphic Packaging International LLC
6.375%, 7/15/32(x)§	151,000	150,105
Mauser Packaging Solutions Holding Co.
7.875%, 4/15/30§	302,000	301,094
9.250%, 4/15/30§	622,000	576,905
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27§	288,000	288,236
7.250%, 5/15/31(x)§	211,000	199,923
Sealed Air Corp.
6.125%, 2/1/28§	150,000	151,875
Toucan FinCo Ltd.
9.500%, 5/15/30§	292,000	256,960

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Trivium Packaging Finance BV
8.250%, 7/15/30§	$262,000	$274,118
12.250%, 1/15/31§	200,000	215,266

		4,642,587

Metals & Mining (0.2%)
Commercial Metals Co.
6.000%, 12/15/35§	168,000	165,587
Glencore Funding LLC
5.186%, 4/1/30§	255,000	258,277
5.508%, 4/1/36§	730,000	731,089
Kaiser Aluminum Corp.
4.500%, 6/1/31§	319,000	301,015
Novelis Corp.
6.875%, 1/30/30§	97,000	97,819
6.375%, 8/15/33§	297,000	290,809

		1,844,596

Paper & Forest Products (0.1%)
Magnera Corp.
7.250%, 11/15/31(x)§	481,000	441,317

Total Materials		13,441,012

Real Estate (1.0%)
Diversified REITs (0.3%)
Equinix Europe 2 Financing Corp. LLC (REIT)
4.600%, 11/15/30	255,000	252,136
GLP Capital LP (REIT)
5.625%, 3/1/36	270,000	261,992
Simon Property Group LP (REIT)
4.300%, 1/15/31	672,000	661,595
Trust Fibra Uno (REIT)
7.700%, 1/23/32§	699,000	738,060
VICI Properties LP (REIT)
4.250%, 12/1/26§	190,000	189,474
4.750%, 4/1/28	225,000	224,958

		2,328,215

Health Care REITs (0.1%)
Omega Healthcare Investors, Inc. (REIT)
5.200%, 7/1/30	430,000	430,914

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts LP (REIT)
4.250%, 12/15/28	120,000	118,457
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§	183,000	181,721
Pebblebrook Hotel LP (REIT)
6.375%, 10/15/29§	162,000	162,348

		462,526

Industrial REITs (0.0%)†
Trust 2401 (REIT)
7.700%, 1/23/32§	351,000	372,773

Office REITs (0.0%)†
Cousins Properties LP (REIT)
4.875%, 3/1/33	180,000	173,076

Real Estate Management & Development (0.2%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§	296,000	296,000
Greystar Real Estate Partners LLC
7.750%, 9/1/30§	220,000	228,714
Prologis Targeted US Logistics Fund LP
4.625%, 3/15/33§	635,000	617,304

		1,142,018

Residential REITs (0.1%)
Camden Property Trust (REIT)
4.900%, 2/28/36	295,000	285,648
Mid-America Apartments LP (REIT)
4.650%, 1/15/33	560,000	549,393

		835,041

Retail REITs (0.1%)
Realty Income Corp. (REIT)
4.750%, 4/15/33	335,000	330,152
Regency Centers LP (REIT)
4.500%, 3/15/33	110,000	107,382

		437,534

Specialized REITs (0.1%)
EPR Properties (REIT)
4.750%, 11/15/30	444,000	433,315
Extra Space Storage LP (REIT)
5.700%, 4/1/28	135,000	137,802
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§	266,000	263,101
SBA Communications Corp. (REIT)
3.875%, 2/15/27	66,000	65,332

		899,550

Total Real Estate		7,081,647

Utilities (1.1%)
Electric Utilities (0.8%)
Alliant Energy Finance LLC
5.400%, 6/6/27§	310,000	311,498
Capital Power US Holdings, Inc.
5.257%, 6/1/28§	190,000	191,145
ENEL Finance International NV
4.375%, 9/30/30§	591,000	579,279
Entergy Arkansas LLC
5.750%, 1/15/56	230,000	224,215
Evergy, Inc.
4.250%, 3/15/29	325,000	322,225
Exelon Corp.
4.950%, 3/15/36	545,000	527,317
Idaho Power Co.
4.850%, 3/1/36	255,000	248,605
Indiana Michigan Power Co.
5.600%, 3/15/56	330,000	318,360
ITC Holdings Corp.
5.500%, 4/15/36§	185,000	185,206
NextEra Energy Capital Holdings, Inc.
4.685%, 9/1/27	345,000	346,526
NSTAR Electric Co.
4.850%, 3/1/30	190,000	192,230

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Pacific Gas and Electric Co.
5.000%, 6/4/28		$150,000	$151,026
6.100%, 1/15/29		299,000	309,136
PacifiCorp
4.250%, 3/15/29		385,000	379,621
5.100%, 4/15/31		145,000	145,385
Public Service Co. of Colorado
4.150%, 3/13/29		194,000	193,492
Public Service Co. of New Hampshire
4.400%, 7/1/28		290,000	290,543
Southern California Edison Co.
5.150%, 6/1/29		367,000	371,538
Southwestern Public Service Co.
Series 8
3.150%, 5/1/50		75,000	48,162
Virginia Electric and Power Co.
4.950%, 3/15/36		316,000	307,704
Xcel Energy, Inc.
4.750%, 3/21/28		125,000	125,565
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.17%), 5.750%,12/3/56(k)		160,000	156,104

			5,924,882

Gas Utilities (0.0%)†
Brooklyn Union Gas Co. (The)
6.415%, 7/18/54§		240,000	244,218

Multi-Utilities (0.1%)
Ameren Corp.
5.000%, 1/15/29		190,000	192,780
DTE Energy Co.
4.950%, 7/1/27		310,000	311,982
San Diego Gas & Electric Co.
Series EEEE
5.950%, 3/15/56		195,000	195,617

			700,379

Water Utilities (0.2%)
American Water Capital Corp.
5.200%, 4/1/36		1,020,000	1,021,601
Essential Utilities, Inc.
4.800%, 8/15/27		300,000	300,965

			1,322,566

Total Utilities			8,192,045

Total Corporate Bonds			203,570,590

Foreign Government Securities (12.3%)
Argentine Republic
0.750%, 7/9/30(e)		2,289,600	1,912,961
4.125%, 7/9/35(e)		10,130,000	7,270,706
Commonwealth of Australia
4.250%, 10/21/36(m)	AUD	23,300,000	15,096,334
Mex Bonos Desarr Fix Rt
Series M
8.000%, 7/31/53	MXN	262,300,000	12,095,498
Notas do Tesouro Nacional
10.000%, 1/1/33	BRL	47,610,000	7,671,919
10.000%, 1/1/35		97,140,000	15,183,129
Republic of Ecuador
8.750%, 1/29/34§		$2,270,000	2,228,572
Republic of South Africa
8.875%, 2/28/35	ZAR	120,700,000	7,006,931
Titulos de Tesoreria
13.250%, 2/9/33	COP	4,680,000,000	1,256,370
11.750%, 1/24/35		5,980,000,000	1,479,955
11.500%, 7/25/46		73,360,000,000	17,873,668
12.000%, 3/13/58		5,980,000,000	1,477,766

Total Foreign Government Securities			90,553,809

Mortgage-Backed Securities (13.1%)
FHLMC UMBS
4.000%, 6/1/38		$5,394	5,300
4.000%, 11/1/48		4,600	4,382
4.000%, 2/1/49		37,622	35,842
4.000%, 7/1/49		177,110	168,671
4.000%, 12/1/49		4,694	4,471
2.500%, 5/1/50		297,622	253,443
2.500%, 6/1/50		305,172	259,873
2.000%, 11/1/50		224,169	182,728
2.500%, 3/1/52		3,102,499	2,625,976
2.500%, 4/1/52		12,309,910	10,404,168
3.000%, 6/1/52		1,152,326	1,016,253
4.000%, 10/1/52		2,722,411	2,568,874
5.000%, 6/1/53		2,825,626	2,800,221
6.000%, 8/1/54		2,180,458	2,223,493
4.500%, 12/1/54		2,658,815	2,570,684
6.000%, 7/1/55		1,210,926	1,233,501
5.000%, 12/1/55		796,322	786,325
FNMA UMBS
3.500%, 8/1/49		1,628,313	1,507,138
3.000%, 8/1/50		639,980	568,757
2.500%, 9/1/50		163,667	139,270
3.500%, 1/1/51		2,094,867	1,937,008
2.000%, 2/1/52		17,265,033	13,979,641
2.000%, 3/1/52		2,211,573	1,789,018
3.000%, 3/1/52		2,247,895	1,984,383
2.500%, 5/1/52		2,437,037	2,062,724
3.000%, 5/1/52		2,877,032	2,544,489
3.000%, 11/1/53		1,511,620	1,331,403
6.500%, 1/1/54		809,995	838,907
6.500%, 2/1/54		917,972	949,878
5.000%, 9/1/54		989,665	979,221
5.500%, 6/1/55		5,768,212	5,803,672
5.500%, 11/1/55		199,039	200,966
GNMA
3.500%, 12/20/49		408,806	380,910
3.000%, 5/20/52		2,619,089	2,339,126
3.000%, 6/20/52		2,527,222	2,257,869
6.000%, 4/20/54		2,180,468	2,224,639
6.000%, 10/20/54		7,274,362	7,414,336
6.000%, 11/20/54		3,637,041	3,705,889
6.000%, 12/20/54		3,423,811	3,488,623
6.000%, 1/20/55		5,519,441	5,623,059
6.000%, 2/20/55		5,507,331	5,604,698

Total Mortgage-Backed Securities			96,799,829

U.S. Treasury Obligations (21.1%)
U.S. Treasury Bonds
1.750%, 8/15/41		15,095,000	10,106,368
2.000%, 11/15/41		5,505,000	3,813,495
3.250%, 5/15/42		1,800,000	1,486,628

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
3.375%, 8/15/42		$3,370,000	$2,820,500
3.875%, 2/15/43		270,000	240,284
3.875%, 5/15/43		1,575,000	1,398,537
4.375%, 8/15/43		1,095,000	1,035,463
4.750%, 11/15/43		1,105,000	1,093,660
4.125%, 8/15/44		1,560,000	1,417,650
4.625%, 11/15/44		5,000	4,847
4.750%, 2/15/45		900,000	886,078
5.000%, 5/15/45		1,095,000	1,111,425
4.875%, 8/15/45		455,000	454,431
4.625%, 11/15/45		913,000	882,186
2.375%, 5/15/51		7,255,000	4,549,112
4.750%, 11/15/53		1,060,000	1,033,183
4.625%, 2/15/55		4,015,000	3,840,627
4.750%, 5/15/55		30,695,000	29,970,920
4.625%, 11/15/55		2,658,000	2,545,866
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 3.812%, 7/31/27(k)		18,750,000	18,765,638
3.750%, 1/31/31		595,000	589,974
3.500%, 2/28/31(x)		2,998,000	2,939,937
4.250%, 8/15/35		62,780,000	62,603,582
4.000%, 11/15/35		2,233,000	2,179,617

Total U.S. Treasury Obligations			155,770,008

Total Long-Term Debt Securities (92.9%) (Cost $708,324,366)			684,889,591

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (3.7%)
Arab Republic of Egypt
21.89%, 4/21/26(p)	EGP	646,200,000	11,702,939
23.62%, 8/11/26(p)		583,000,000	9,844,072
24.22%, 10/20/26(p)		335,600,000	5,423,820

Total Foreign Government Treasury Bills			26,970,831

	Number of Shares		Value (Note 1)
Investment Companies (0.7%)
Allspring Government Money Market Fund, Select Shares 3.60% (7 day yield) (xx)		3,000,000	3,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)		194,254	194,254
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.57% (7 day yield) (xx)		2,000,000	2,000,000

Total Investment Companies			5,194,254

Total Short-Term Investments (4.4%) (Cost $36,375,800)			32,165,085

Total Investments in Securities (97.3%) (Cost $744,700,166)			717,054,676
Other Assets Less Liabilities (2.7%)			19,763,757

Net Assets (100%)			$736,818,433

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, the market value of these securities amounted to $241,320,343 or 32.8% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2026. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2026.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2026.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the market value or fair value, as applicable, of these securities amounted to $26,799,273 or 3.6% of net assets.

(p)	Yield to maturity.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2026.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $5,662,871. This was collateralized by $546,264 of various U.S. Government Treasury Securities, ranging from 2.125% – 4.125%, maturing 4/15/29 – 3/31/31 and by cash of $5,194,254 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

COP — Colombian Peso

CZK — Czech Koruna

EGP — Egyptian Pound

EUR — European Currency Unit

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

IO — Interest Only

JPY — Japanese Yen

KRW — Korean (South) Won

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PIK — Payment-in Kind Security

PEN — Peruvian Sol

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SEK — Swedish Krona

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

ZAR — South African Rand

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	792	6/2026	AUD	58,881,019	9,674
Long Gilt	313	6/2026	GBP	36,370,238	(1,267,681)
U.S. Treasury 5 Year Note	80	6/2026	USD	8,654,375	(126,753)

					(1,384,760)

Short Contracts
Canada 10 Year Bond	(685)	6/2026	CAD	(59,094,853)	590,192
U.S. Treasury 10 Year Ultra Note	(662)	6/2026	USD	(75,147,344)	1,557,246

					2,147,438

					762,678

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	11,319,593	CHF	8,910,000	Morgan Stanley	4/16/2026	158,547
USD	32,955,771	CHF	25,950,000	UBS AG	4/16/2026	449,696
USD	7,606,048	GBP	5,520,000	Wells Fargo Bank NA	4/17/2026	299,957
USD	30,470,470	CAD	41,710,000	Citibank NA	4/21/2026	461,846
USD	11,659,742	JPY	1,827,000,000	JPMorgan Chase Bank	4/24/2026	123,019
USD	22,621,605	SEK	206,400,000	Goldman Sachs Bank USA	5/6/2026	778,312
USD	15,024,997	SEK	139,400,000	JPMorgan Chase Bank	5/6/2026	272,308
USD	37,680,822	EUR	31,720,000	JPMorgan Chase Bank	5/8/2026	951,798
USD	13,958,137	MXN	243,000,000	Goldman Sachs Bank USA	5/13/2026	448,342
USD	18,861,401	CZK	387,300,000	Goldman Sachs Bank USA	5/19/2026	611,614
USD	1,870,158	NZD	3,180,000	Goldman Sachs Bank USA	5/26/2026	39,202
USD	10,986,285	NOK	106,300,000	Goldman Sachs Bank USA	6/5/2026	13,569
USD	7,524,060	ZAR	126,800,000	Citibank NA	6/11/2026	70,534
USD	19,263,851	AUD	27,490,000	JPMorgan Chase Bank	6/17/2026	318,528

Total unrealized appreciation						4,997,272

CHF	14,520,000	USD	18,979,276	Citibank NA	4/16/2026	(790,905)
CHF	20,040,000	USD	25,732,090	JPMorgan Chase Bank	4/16/2026	(629,133)
CHF	300,000	USD	389,503	Standard Chartered Bank	4/16/2026	(13,710)
GBP	5,520,000	USD	7,386,756	HSBC Bank plc	4/17/2026	(80,665)
CAD	15,610,000	USD	11,518,308	Barclays Bank plc	4/21/2026	(287,557)
JPY	2,899,000,000	USD	19,090,541	JPMorgan Chase Bank	4/24/2026	(784,597)
JPY	1,827,000,000	USD	11,598,878	Morgan Stanley	4/24/2026	(62,155)
USD	10,863,747	JPY	1,725,000,000	Barclays Bank plc	4/24/2026	(28,890)
KRW	38,210,000,000	USD	26,697,865	Citibank NA**	4/28/2026	(1,731,872)
KRW	43,760,000,000	USD	30,349,707	Citibank NA**	5/6/2026	(1,750,621)
SEK	103,000,000	USD	10,967,364	Goldman Sachs Bank USA	5/6/2026	(66,884)
EUR	31,720,000	USD	36,894,944	JPMorgan Chase Bank	5/8/2026	(165,918)
MXN	87,600,000	USD	4,903,608	Goldman Sachs Bank USA	5/13/2026	(33,411)
CZK	387,300,000	USD	18,901,442	Goldman Sachs Bank USA	5/19/2026	(651,655)
NZD	3,180,000	USD	1,906,044	Goldman Sachs Bank USA	5/26/2026	(75,089)
CLP	10,130,000,000	USD	11,211,279	HSBC Bank plc**	5/29/2026	(267,263)
USD	6,944,033	NOK	67,300,000	HSBC Bank plc	6/5/2026	(2,946)
USD	18,831,948	NOK	183,300,000	JPMorgan Chase Bank	6/5/2026	(89,019)
ZAR	126,800,000	USD	7,628,444	Morgan Stanley	6/11/2026	(174,918)
PEN	76,200,000	USD	22,225,084	HSBC Bank plc**	6/16/2026	(416,571)
AUD	5,130,000	USD	3,564,211	HSBC Bank plc	6/17/2026	(28,761)

Total unrealized depreciation						(8,132,540)

Net unrealized depreciation						(3,135,268)

**	Non-deliverable forward.

Centrally Cleared Credit default swap contracts outstanding - sell protection as of March 31, 2026 (Note 1):

Reference Obligation/ Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North American High Yield 46-V1	5.00	Quarterly	6/20/2031	3.85	USD 17,830,000	707,505	182,833	890,338

Total Centrally Cleared Credit default swap contracts outstanding						707,505	182,833	890,338

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$84,185,453	$—		$84,185,453
Centrally Cleared Credit Default Swaps	—	182,833	—		182,833
Collateralized Mortgage Obligations	—	16,039,382	—		16,039,382
Commercial Mortgage-Backed Securities	—	37,054,318	—		37,054,318
Convertible Bonds
Information Technology	—	916,202	—		916,202
Corporate Bonds
Communication Services	—	10,109,000	—		10,109,000
Consumer Discretionary	—	22,604,719	—	(a)	22,604,719
Consumer Staples	—	7,003,272	—		7,003,272
Energy	—	10,223,438	—		10,223,438
Financials	—	81,230,800	—		81,230,800
Health Care	—	8,052,263	—		8,052,263
Industrials	—	20,954,255	—		20,954,255
Information Technology	—	14,678,139	—		14,678,139
Materials	—	13,441,012	—		13,441,012
Real Estate	—	7,081,647	—		7,081,647
Utilities	—	8,192,045	—		8,192,045
Foreign Government Securities	—	90,553,809	—		90,553,809
Forward Currency Contracts	—	4,997,272	—		4,997,272
Futures	2,157,112	—	—		2,157,112
Mortgage-Backed Securities	—	96,799,829	—		96,799,829
Short-Term Investments
Foreign Government Treasury Bills	—	26,970,831	—		26,970,831
Investment Companies	5,194,254	—	—		5,194,254
U.S. Treasury Obligations	—	155,770,008	—		155,770,008

Total Assets	$7,351,366	$717,040,527	$—		$724,391,893

Liabilities:
Forward Currency Contracts	$—	$(8,132,540)	$—		$(8,132,540)
Futures	(1,394,434)	—	—		(1,394,434)

Total Liabilities	$(1,394,434)	$(8,132,540)	$—		$(9,526,974)

Total	$5,956,932	$708,907,987	$—		$714,864,919

(a)	Value is zero.

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,093,626
Aggregate gross unrealized depreciation	(40,204,920)

Net unrealized depreciation	$(29,111,294)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$744,683,718

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.3%)
Anglogold Ashanti plc	4,104	$411,778

Brazil (6.3%)
Ambev SA	328,591	967,405
Axia Energia	10,350	116,930
Axia Energia (Preference)(q)*	2,720	29,690
B3 SA - Brasil Bolsa Balcao	42,931	152,501
Banco Bradesco SA	15,196	49,110
Banco Bradesco SA (Preference)(q)	48,381	179,146
Banco Bradesco SA (ADR)	167,499	611,371
Banco BTG Pactual SA	11,079	120,996
Banco do Brasil SA	15,588	69,396
BB Seguridade Participacoes SA	7,812	52,544
Caixa Seguridade Participacoes S/A	8,111	28,530
Cia de Saneamento Basico do Estado de Sao Paulo	4,017	123,018
Cia Energetica de Minas Gerais (Preference)(q)	13,635	33,141
Cia Paranaense de Energia - Copel	15,876	47,323
Embraer SA	6,169	91,644
Eneva SA*	7,990	37,869
Equatorial SA	9,398	74,225
Gerdau SA (Preference)(q)	12,862	47,079
Itau Unibanco Holding SA (Preference)(q)	46,471	390,081
Itau Unibanco Holding SA (ADR)	79,000	662,020
Itausa SA (Preference)(q)	46,531	125,044
Localiza Rent a Car SA	8,299	75,366
NU Holdings Ltd., Class A*	28,704	412,476
Petroleo Brasileiro SA - Petrobras	30,386	315,015
Petroleo Brasileiro SA - Petrobras (Preference)(q)	37,435	351,090
Petroleo Brasileiro SA - Petrobras (ADR)	25,912	537,674
PRIO SA*	6,935	88,765
Raia Drogasil SA	11,345	51,295
Rede D’Or Sao Luiz SA(m)	7,027	52,799
Rumo SA	12,965	40,873
StoneCo Ltd., Class A*	1,840	25,981
Suzano SA	5,126	51,370
Telefonica Brasil SA*	9,600	76,209
TIM SA	7,200	38,142
TOTVS SA	3,956	26,753
Ultrapar Participacoes SA	6,044	33,430
Vale SA	29,546	470,411
Vibra Energia SA	11,365	69,157
WEG SA	14,388	141,440
XP, Inc., Class A	53,699	1,022,429

		7,889,738

Chile (1.2%)
Banco de Chile	413,398	75,034
Banco de Credito e Inversiones SA	655	42,429
Banco Santander Chile	707,561	58,590
Cencosud SA	11,427	31,197
Enel Chile SA	382,107	29,492
Falabella SA	6,082	37,230
Latam Airlines Group SA	2,652,664	65,324
Plaza SA	6,223	26,484
Sociedad Quimica y Minera de Chile SA (Preference), Class B(q)*	1,224	99,042
Sociedad Quimica y Minera de Chile SA (ADR)*	12,386	1,002,523

		1,467,345

China (25.0%)
360 Security Technology, Inc., Class A	6,600	10,380
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,900	12,339
3SBio, Inc.(m)	15,233	44,793
AAC Technologies Holdings, Inc.	8,075	34,452
Advanced Micro-Fabrication Equipment, Inc. China, Class A	538	24,264
Agricultural Bank of China Ltd., Class A	43,400	42,017
Agricultural Bank of China Ltd., Class H	242,452	174,260
Aier Eye Hospital Group Co. Ltd., Class A	6,500	9,012
Air China Ltd., Class A*	9,800	9,631
Airtac International Group	834	26,410
Akeso, Inc.(m)(x)*	5,275	88,741
Alibaba Group Holding Ltd.	140,842	2,217,208
Alibaba Health Information Technology Ltd.(x)*	40,386	24,496
Aluminum Corp. of China Ltd., Class A	13,700	22,951
Aluminum Corp. of China Ltd., Class H	27,304	39,763
Anhui Conch Cement Co. Ltd., Class H	10,537	28,627
Anhui Gujing Distillery Co. Ltd., Class A	300	4,486
ANTA Sports Products Ltd.	10,667	103,983
Avary Holding Shenzhen Co. Ltd., Class A	2,200	16,994
AviChina Industry & Technology Co. Ltd., Class H	20,991	8,948
Baidu, Inc., Class A*	18,695	259,904
Baidu, Inc. (ADR)(x)*	6,214	692,364
Bank of Beijing Co. Ltd., Class A	20,300	16,216
Bank of Chengdu Co. Ltd., Class A	6,200	15,377
Bank of China Ltd., Class A	29,700	25,225
Bank of China Ltd., Class H	613,761	395,060
Bank of Communications Co. Ltd., Class A	19,500	19,809
Bank of Communications Co. Ltd., Class H	71,634	65,279
Bank of Hangzhou Co. Ltd., Class A	5,900	14,379
Bank of Jiangsu Co. Ltd., Class A	14,100	22,328
Bank of Nanjing Co. Ltd., Class A	9,600	15,836
Bank of Shanghai Co. Ltd., Class A	12,700	18,260
Baoshan Iron & Steel Co. Ltd., Class A	12,500	11,649
Beijing Enterprises Holdings Ltd.	4,062	15,684
Beijing Kingsoft Office Software, Inc., Class A	346	11,914
Beijing Tong Ren Tang Co. Ltd., Class A	2,200	8,902
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A*	1,869	10,783
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	22,500	16,513
Bilibili, Inc., Class Z*	2,013	45,390
BOC Aviation Ltd.(m)	83,100	825,378
Bosideng International Holdings Ltd.	26,968	13,922
BYD Co. Ltd., Class H	81,101	1,111,930
BYD Co. Ltd., Class A	2,402	36,721
BYD Electronic International Co. Ltd.	6,850	24,392
C&D International Investment Group Ltd.	5,493	8,861
Cambricon Technologies Corp. Ltd., Class A*	217	31,405

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
CGN Power Co. Ltd., Class H(m)	115,031	$51,752
Changchun High-Tech Industry Group Co. Ltd., Class A	900	11,337
Chaozhou Three-Circle Group Co. Ltd., Class A	3,400	26,440
China CITIC Bank Corp. Ltd., Class A	26,300	31,662
China CITIC Bank Corp. Ltd., Class H	77,354	78,250
China Construction Bank Corp., Class H	801,652	870,672
China CSSC Holdings Ltd., Class A	3,800	17,069
China Eastern Airlines Corp. Ltd., Class A*	18,500	11,514
China Energy Engineering Corp. Ltd., Class A	32,000	13,531
China Everbright Bank Co. Ltd., Class A	27,100	12,622
China Feihe Ltd.(m)(x)	25,661	11,401
China Galaxy Securities Co. Ltd., Class H	25,162	25,561
China Gas Holdings Ltd.	20,606	18,847
China Gold International Resources Corp. Ltd.	1,962	39,047
China Hongqiao Group Ltd.	24,646	112,281
China International Capital Corp. Ltd., Class H(m)	12,618	27,961
China International Capital Corp. Ltd., Class A	1,900	8,942
China Jushi Co. Ltd., Class A	7,600	27,121
China Life Insurance Co. Ltd., Class A	3,100	16,396
China Life Insurance Co. Ltd., Class H	65,859	210,436
China Literature Ltd.(m)*	2,830	9,340
China Mengniu Dairy Co. Ltd.	27,275	60,170
China Merchants Bank Co. Ltd., Class A	10,000	57,066
China Merchants Bank Co. Ltd., Class H	33,441	212,317
China Merchants Energy Shipping Co. Ltd., Class A	13,300	31,730
China Merchants Port Holdings Co. Ltd.	10,365	19,393
China Merchants Securities Co. Ltd., Class A	5,400	12,137
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	7,000	8,669
China Minsheng Banking Corp. Ltd., Class A	23,300	12,866
China Minsheng Banking Corp. Ltd., Class H	40,320	18,879
China National Building Material Co. Ltd., Class H	28,033	17,186
China National Nuclear Power Co. Ltd., Class A	12,300	16,128
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	3,200	22,542
China Oilfield Services Ltd., Class H	14,287	16,317
China Overseas Land & Investment Ltd.	30,956	46,000
China Pacific Insurance Group Co. Ltd., Class H	21,306	87,549
China Pacific Insurance Group Co. Ltd., Class A	3,300	17,827
China Petroleum & Chemical Corp., Class H	222,383	127,841
China Petroleum & Chemical Corp., Class A	21,700	18,152
China Power International Development Ltd.	42,899	17,297
China Railway Group Ltd., Class H	27,671	14,643
China Railway Group Ltd., Class A	15,300	12,144
China Resources Beer Holdings Co. Ltd.	13,811	45,585
China Resources Gas Group Ltd.	6,220	15,172
China Resources Land Ltd.	27,662	103,509
China Resources Microelectronics Ltd., Class A	1,732	11,373
China Resources Mixc Lifestyle Services Ltd.(m)	5,604	33,724
China Resources Power Holdings Co. Ltd.(x)	16,587	38,820
China Ruyi Holdings Ltd.*	94,717	18,718
China Shenhua Energy Co. Ltd., Class A	3,400	22,820
China Shenhua Energy Co. Ltd., Class H	30,762	180,814
China Southern Airlines Co. Ltd., Class A*	12,300	10,198
China State Construction Engineering Corp. Ltd., Class A	18,400	13,388
China State Construction International Holdings Ltd.	13,950	14,852
China Taiping Insurance Holdings Co. Ltd.	11,196	29,676
China Tower Corp. Ltd., Class H(m)	36,279	49,911
China United Network Communications Ltd., Class A	23,100	14,956
China Vanke Co. Ltd., Class A*	13,400	7,790
China Yangtze Power Co. Ltd., Class A	12,200	47,812
Chongqing Changan Automobile Co. Ltd., Class A	8,450	12,273
Chongqing Zhifei Biological Products Co. Ltd., Class A*	1,834	3,996
Chow Tai Fook Jewellery Group Ltd.(x)	17,069	23,834
CITIC Ltd.	47,016	71,467
CITIC Securities Co. Ltd., Class A	5,200	18,203
CITIC Securities Co. Ltd., Class H	13,770	42,050
CMOC Group Ltd., Class A	8,500	21,561
CMOC Group Ltd., Class H	27,294	57,342
CNGR Advanced Material Co. Ltd., Class A	560	4,086
Contemporary Amperex Technology Co. Ltd., Class A	2,059	120,685
Contemporary Amperex Technology Co. Ltd., Class H(x)	734	57,992
COSCO SHIPPING Holdings Co. Ltd., Class A	9,000	19,606
COSCO SHIPPING Holdings Co. Ltd., Class H(x)	22,544	42,931
CRRC Corp. Ltd., Class H	32,579	21,116
CRRC Corp. Ltd., Class A	15,200	14,017
CSC Financial Co. Ltd., Class A	3,400	10,619
CSPC Pharmaceutical Group Ltd.	76,349	89,474
Daqin Railway Co. Ltd., Class A	12,800	9,945
Dongfang Electric Corp. Ltd., Class A	4,300	22,267
East Money Information Co. Ltd., Class A	8,200	22,598
ENN Energy Holdings Ltd.	6,393	51,682
ENN Natural Gas Co. Ltd., Class A	5,100	16,128

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Eoptolink Technology, Inc. Ltd., Class A	400	$26,430
Everbright Securities Co. Ltd., Class A	6,500	14,411
Far East Horizon Ltd.	16,103	14,528
Focus Media Information Technology Co. Ltd., Class A	11,600	11,068
Foshan Haitian Flavouring & Food Co. Ltd., Class A	3,700	22,147
Foxconn Industrial Internet Co. Ltd., Class A	8,000	60,613
Fuyao Glass Industry Group Co. Ltd., Class H(m)	4,201	31,552
Fuyao Glass Industry Group Co. Ltd., Class A	1,800	14,926
Ganfeng Lithium Group Co. Ltd., Class H(m)	3,660	34,733
GCL Technology Holdings Ltd.(x)*	173,521	19,285
GD Power Development Co. Ltd., Class A	22,100	15,509
GDS Holdings Ltd., Class A*	8,844	44,326
Geely Automobile Holdings Ltd.	48,576	131,062
Genscript Biotech Corp.(x)*	8,779	12,302
Giant Biogene Holding Co. Ltd.(m)(x)	2,673	9,570
GoerTek, Inc., Class A	5,500	17,984
Goneo Group Co. Ltd., Class A	2,436	14,821
Gotion High-tech Co. Ltd., Class A	2,900	15,139
Great Wall Motor Co. Ltd., Class H	20,829	33,209
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,300	12,675
Guangdong Haid Group Co. Ltd., Class A	1,300	9,378
Guangdong Investment Ltd.	27,094	27,307
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,600	10,796
Guosen Securities Co. Ltd., Class A	8,100	13,242
Guotai Haitong Securities Co. Ltd.	8,900	21,495
Guotai Haitong Securities Co. Ltd., Class H(m)	11,707	20,075
H World Group Ltd. (ADR)	1,648	82,878
Haidilao International Holding Ltd.(m)	14,435	26,306
Haier Smart Home Co. Ltd., Class A	3,200	9,965
Haier Smart Home Co. Ltd., Class H	19,657	52,447
Haitian International Holdings Ltd.	5,159	13,270
Hangzhou First Applied Material Co. Ltd., Class A	1,920	4,905
Hangzhou Silan Microelectronics Co. Ltd., Class A	1,500	5,636
Hangzhou Tigermed Consulting Co. Ltd., Class A	1,000	7,841
Hansoh Pharmaceutical Group Co. Ltd.(m)	12,489	56,818
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,000	12,354
Hengan International Group Co. Ltd.	6,606	23,184
Horizon Robotics(x)*	34,830	29,788
Hoshine Silicon Industry Co. Ltd., Class A	700	4,139
Hua Hong Semiconductor Ltd., Class H(m)*	5,600	56,921
Huadian Power International Corp. Ltd., Class A	13,900	9,526
Huadong Medicine Co. Ltd., Class A	2,300	11,810
Huaneng Power International, Inc., Class H	26,775	20,168
Huaneng Power International, Inc., Class A	10,000	10,197
Huatai Securities Co. Ltd., Class A	5,300	13,747
Huatai Securities Co. Ltd., Class H(m)	10,711	20,370
Huayu Automotive Systems Co. Ltd., Class A	3,900	10,901
Huizhou Desay Sv Automotive Co. Ltd., Class A	700	10,650
Hundsun Technologies, Inc., Class A	2,800	10,507
Hygon Information Technology Co. Ltd., Class A	1,749	54,215
Iflytek Co. Ltd., Class A	1,900	12,866
Imeik Technology Development Co. Ltd., Class A	420	7,186
Industrial & Commercial Bank of China Ltd., Class H	950,069	843,092
Industrial & Commercial Bank of China Ltd., Class A	26,100	28,875
Industrial Bank Co. Ltd., Class A	8,600	23,486
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	35,900	13,210
Innovent Biologics, Inc.(m)*	12,299	134,930
JA Solar Technology Co. Ltd., Class A*	7,060	11,258
JD Health International, Inc.(m)*	9,566	58,565
JD Logistics, Inc.(m)*	17,101	30,116
JD.com, Inc., Class A	19,700	290,582
Jiangsu Expressway Co. Ltd., Class H	13,780	17,840
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,100	15,507
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	2,600	20,930
Jiangsu King’s Luck Brewery JSC Ltd., Class A	2,100	8,081
Jiangsu Yanghe Distillery Co. Ltd., Class A	1,600	11,777
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,100	18,242
Jiangxi Copper Co. Ltd., Class H	295,623	1,313,907
Jinko Solar Co. Ltd., Class A*	10,288	9,816
Kanzhun Ltd. (ADR)	3,125	41,844
KE Holdings, Inc., Class A	17,656	87,182
Kingdee International Software Group Co. Ltd.*	22,327	24,888
Kingsoft Corp. Ltd.	8,075	23,458
Kuaishou Technology(m)	23,119	136,156
Kunlun Energy Co. Ltd.	35,918	32,625
Kweichow Moutai Co. Ltd., Class A	600	126,403
Lenovo Group Ltd.	66,278	78,762
Lens Technology Co. Ltd., Class A	4,400	18,107
Li Auto, Inc., Class A*	10,456	92,059
Li Ning Co. Ltd.	20,187	56,284
Longfor Group Holdings Ltd.(m)	14,732	14,526
LONGi Green Energy Technology Co. Ltd., Class A*	3,080	7,876
Luxshare Precision Industry Co. Ltd., Class A	2,900	20,926
Mango Excellent Media Co. Ltd., Class A	2,200	6,647
Maxscend Microelectronics Co. Ltd., Class A	480	5,602
Meitu, Inc.(m)*	28,987	16,265
Meituan, Class B(m)*	40,288	437,828
Metallurgical Corp. of China Ltd., Class A	31,200	13,639
Midea Group Co. Ltd., Class A	2,200	24,440

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Midea Group Co. Ltd., Class H	3,200	$34,728
MINISO Group Holding Ltd.	3,453	13,757
MMG Ltd.*	35,690	33,623
Muyuan Foods Co. Ltd., Class A	6,300	38,040
NARI Technology Co. Ltd., Class A	10,156	38,461
NAURA Technology Group Co. Ltd., Class A	300	19,651
NetEase Cloud Music, Inc.(m)(x)*	736	12,326
NetEase, Inc.	14,902	331,562
New China Life Insurance Co. Ltd., Class H	7,910	47,293
New Hope Liuhe Co. Ltd., Class A	6,100	7,244
New Oriental Education & Technology Group, Inc.	13,567	76,628
Ningbo Deye Technology Co. Ltd., Class A	2,116	40,468
Ningxia Baofeng Energy Group Co. Ltd., Class A	5,600	23,006
NIO, Inc., Class A*	15,499	92,658
Nongfu Spring Co. Ltd., Class H(m)	17,805	107,707
PDD Holdings, Inc. (ADR)*	5,856	598,366
People’s Insurance Co. Group of China Ltd. (The), Class A	19,700	20,884
People’s Insurance Co. Group of China Ltd. (The), Class H	74,868	52,089
PetroChina Co. Ltd., Class H	192,170	261,062
PetroChina Co. Ltd., Class A	17,200	29,650
Pharmaron Beijing Co. Ltd., Class A	1,350	5,512
PICC Property & Casualty Co. Ltd., Class H	55,754	102,736
Ping An Bank Co. Ltd., Class A	8,000	12,907
Ping An Insurance Group Co. of China Ltd., Class H	54,418	424,372
Ping An Insurance Group Co. of China Ltd., Class A	5,600	46,761
Poly Property Services Co. Ltd., Class H(m)	135,200	539,932
Pony AI, Inc., Class A*	2,182	20,173
Pop Mart International Group Ltd.(m)(x)	4,597	86,292
Postal Savings Bank of China Co. Ltd., Class A	54,700	40,894
Postal Savings Bank of China Co. Ltd., Class H(m)	68,063	42,869
Qinghai Salt Lake Industry Co. Ltd., Class A*	3,700	20,033
Sanan Optoelectronics Co. Ltd., Class A	7,800	13,445
Satellite Chemical Co. Ltd., Class A	4,505	17,769
SenseTime Group, Inc., Class B(m)(x)*	228,789	54,660
SG Micro Corp., Class A	1,521	15,143
Shaanxi Coal Industry Co. Ltd., Class A	5,300	19,431
Shandong Gold Mining Co. Ltd., Class H(m)	6,907	29,378
Shandong Hongqiao Aluminum Industry Holding Co. Ltd., Class A*	6,600	26,358
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	3,300	17,087
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	27,428	13,162
Shanghai Baosight Software Co. Ltd., Class A	3,456	11,645
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	154,500	392,699
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,800	6,978
Shanghai International Airport Co. Ltd., Class A	2,700	10,834
Shanghai Pudong Development Bank Co. Ltd., Class A	15,700	23,237
Shanghai Putailai New Energy Technology Group Co. Ltd.	1,740	8,134
Shanghai Rural Commercial Bank Co. Ltd., Class A	18,600	24,534
Shanghai United Imaging Healthcare Co. Ltd., Class A	925	15,108
Shanxi Coking Coal Energy Group Co. Ltd., Class A	7,000	6,682
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	500	10,388
Shenwan Hongyuan Group Co. Ltd., Class A	18,200	12,384
Shenzhen Inovance Technology Co. Ltd., Class A	1,900	18,607
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,500	35,875
Shenzhen Transsion Holdings Co. Ltd., Class A	1,428	11,425
Shenzhou International Group Holdings Ltd.	110,485	671,494
Sichuan Chuantou Energy Co. Ltd., Class A	7,500	16,180
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H*	413	24,385
Sichuan Road and Bridge Group Co. Ltd., Class A	12,740	18,653
Sino Biopharmaceutical Ltd.	84,712	64,221
Sinopharm Group Co. Ltd., Class H	224,176	578,125
Sinotruk Hong Kong Ltd.	5,604	28,538
Smoore International Holdings Ltd.(m)(x)	12,083	13,758
Sungrow Power Supply Co. Ltd., Class A	1,000	21,987
Sunny Optical Technology Group Co. Ltd.	6,110	42,101
Suzhou TFC Optical Communication Co. Ltd., Class A	600	27,094
TAL Education Group (ADR)*	4,182	47,549
TCL Technology Group Corp., Class A	26,290	16,412
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A*	2,750	3,547
Tencent Holdings Ltd.	76,431	4,825,234
Tencent Music Entertainment Group (ADR)	4,851	45,017
Tianqi Lithium Corp., Class A*	2,700	22,080
Tingyi Cayman Islands Holding Corp.	16,474	27,272
Tongcheng Travel Holdings Ltd.(m)	7,983	18,418
TravelSky Technology Ltd., Class H	561,000	698,028
Trina Solar Co. Ltd., Class A*	1,157	2,794
Trip.com Group Ltd.*	5,341	264,162
Tsingtao Brewery Co. Ltd., Class H	5,436	33,747
Tsingtao Brewery Co. Ltd., Class A	1,000	8,980
UBTech Robotics Corp. Ltd., Class H(x)*	1,655	18,311
Unigroup Guoxin Microelectronics Co. Ltd., Class A	1,959	19,015
Unisplendour Corp. Ltd., Class A	4,600	16,809
Victory Giant Technology Huizhou Co. Ltd., Class A	700	26,047

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Vipshop Holdings Ltd. (ADR)	3,654	$57,441
Wanhua Chemical Group Co. Ltd., Class A	1,300	15,032
Want Want China Holdings Ltd.	36,211	21,545
Weichai Power Co. Ltd., Class A	5,400	19,478
Weichai Power Co. Ltd., Class H	275,768	983,031
Wens Foodstuff Group Co. Ltd., Class A	4,700	11,313
Wingtech Technology Co. Ltd., Class A*	2,400	11,058
Wuliangye Yibin Co. Ltd., Class A	1,900	28,516
WuXi AppTec Co. Ltd., Class H(m)	3,043	46,017
WuXi AppTec Co. Ltd., Class A	1,000	14,327
Wuxi Biologics Cayman, Inc.(m)*	32,857	140,080
WuXi XDC Cayman, Inc.*	3,041	22,809
Xiaomi Corp., Class B(m)*	140,983	579,993
Xinjiang Daqo New Energy Co. Ltd., Class A*	3,122	9,577
Xinyi Solar Holdings Ltd.	39,532	14,760
XPeng, Inc., Class A*	10,728	91,676
Yadea Group Holdings Ltd.(m)	9,032	15,324
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H(m)(x)	3,279	79,640
Yankuang Energy Group Co. Ltd., Class H(x)	32,978	61,156
Yealink Network Technology Corp. Ltd., Class A	1,540	7,372
Yonyou Network Technology Co. Ltd., Class A*	7,500	12,854
YTO Express Group Co. Ltd., Class A	4,500	13,195
Yum China Holdings, Inc. (New York Stock Exchange)	15,184	740,676
Yum China Holdings, Inc.(Hong Kong Stock Exchange)	3,136	156,060
Yunnan Baiyao Group Co. Ltd., Class A	1,260	10,029
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	300	6,608
Zhaojin Mining Industry Co. Ltd., Class H	11,548	47,949
Zhejiang Chint Electrics Co. Ltd., Class A	5,400	25,772
Zhejiang Dahua Technology Co. Ltd., Class A	4,900	12,067
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,040	9,026
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,300	7,857
Zhejiang Leapmotor Technology Co. Ltd., Class H(m)*	4,442	26,857
Zhejiang NHU Co. Ltd., Class A	3,120	15,635
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	72	449
Zhongji Innolight Co. Ltd., Class A	500	42,022
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,789	17,676
Zijin Mining Group Co. Ltd., Class A	9,400	45,917
Zijin Mining Group Co. Ltd., Class H	49,062	222,906
ZTE Corp., Class H(x)	5,230	14,686
ZTE Corp., Class A	2,900	13,824
ZTO Express Cayman, Inc.(x)	3,720	91,489

		31,302,474

Colombia (1.7%)
Ecopetrol SA	507,471	386,787
Grupo Cibest SA	2,059	47,584
Grupo Cibest SA (Preference)(q)	3,686	67,727
Grupo Cibest SA (ADR)	21,944	1,597,743
Interconexion Electrica SA ESP	4,497	34,275

		2,134,116

Czech Republic (0.9%)
CEZ A/S	1,385	78,311
Komercni Banka A/S	21,518	1,097,194

		1,175,505

Egypt (0.1%)
Commercial International Bank - Egypt (CIB)	22,535	50,004
Eastern Co. SAE	36,347	23,247

		73,251

Greece (0.4%)
Allwyn AG	1,568	23,849
Alpha Bank SA	18,515	68,785
Eurobank SA	20,982	84,247
Hellenic Telecommunications Organization SA(x)	1,387	26,267
JUMBO SA	971	24,868
National Bank of Greece SA	6,874	106,541
Piraeus Bank SA*	9,215	75,949
Public Power Corp. SA	1,606	33,704

		444,210

Hong Kong (0.0%)†
Orient Overseas International Ltd.	986	17,668
Zijin Gold International Co. Ltd.(x)*	1,766	40,240

		57,908

Hungary (0.2%)
MOL Hungarian Oil & Gas plc	3,803	45,232
OTP Bank Nyrt.	1,836	197,972
Richter Gedeon Nyrt.	1,130	40,377

		283,581

India (9.6%)
ABB India Ltd.	452	28,521
Adani Enterprises Ltd.	1,467	28,627
Adani Ports & Special Economic Zone Ltd.	4,268	59,680
Adani Power Ltd.*	31,170	50,968
Alkem Laboratories Ltd.	394	22,128
Ambuja Cements Ltd.	4,814	21,275
APL Apollo Tubes Ltd.	1,471	30,958
Apollo Hospitals Enterprise Ltd.	813	64,880
Ashok Leyland Ltd.	25,502	43,285
Asian Paints Ltd.	3,435	80,106
AU Small Finance Bank Ltd.(m)	4,527	40,581
Aurobindo Pharma Ltd.	2,672	37,471
Avenue Supermarts Ltd.(m)*	1,333	56,025
Axis Bank Ltd.	20,378	258,757
Bajaj Auto Ltd.	561	52,327
Bajaj Finance Ltd.	24,830	218,464
Bajaj Finserv Ltd.	3,952	70,574
Bajaj Holdings & Investment Ltd.	229	21,163
Bank of Baroda	8,479	23,010
Bharat Electronics Ltd.	29,710	128,406
Bharat Forge Ltd.	2,069	37,910
Bharat Heavy Electricals Ltd.	8,708	22,846
Bharat Petroleum Corp. Ltd.	13,348	40,881
Bharti Airtel Ltd.	21,390	406,686
Bosch Ltd.	73	22,842
Britannia Industries Ltd.	876	51,072
BSE Ltd.	1,702	48,722
Canara Bank	15,123	20,431
CG Power & Industrial Solutions Ltd.	5,242	37,406
Cholamandalam Investment and Finance Co. Ltd.	3,330	48,179
Cipla Ltd.	5,287	69,484
Coal India Ltd.	16,235	78,471

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Colgate-Palmolive India Ltd.	1,111	$21,036
Coromandel International Ltd.	983	19,961
Cummins India Ltd.	1,204	57,744
Divi’s Laboratories Ltd.	1,073	68,784
Dixon Technologies India Ltd.(m)	289	30,776
DLF Ltd.	6,460	34,633
Dr Reddy’s Laboratories Ltd.	4,865	66,033
Eicher Motors Ltd.	1,105	79,487
Eternal Ltd.*	20,434	51,122
Fortis Healthcare Ltd.	4,048	35,039
FSN E-Commerce Ventures Ltd.*	9,779	24,515
GAIL India Ltd.	18,839	28,241
GE Vernova T&D India Ltd.	1,057	42,393
GMR Airports Ltd.*	22,005	19,797
Godrej Consumer Products Ltd.	3,305	34,601
Godrej Properties Ltd.*	1,011	15,830
Grasim Industries Ltd.	2,123	57,610
HCL Technologies Ltd.	8,243	118,861
HDFC Asset Management Co. Ltd.(m)	1,484	35,935
HDFC Bank Ltd.	94,602	752,216
HDFC Bank Ltd. (ADR)	23,039	573,210
HDFC Life Insurance Co. Ltd.(m)	9,843	61,768
Hero MotoCorp Ltd.	1,052	58,234
Hindalco Industries Ltd.	13,286	126,110
Hindustan Aeronautics Ltd.(m)	1,774	65,481
Hindustan Petroleum Corp. Ltd.	8,424	31,010
Hindustan Unilever Ltd.	7,085	156,607
Hitachi Energy India Ltd.	111	28,620
Hyundai Motor India Ltd.	1,408	26,580
ICICI Bank Ltd.	42,922	558,775
ICICI Bank Ltd. (ADR)	25,954	672,209
ICICI Lombard General Insurance Co. Ltd.(m)	1,944	35,221
IDFC First Bank Ltd.	28,209	17,647
Indian Hotels Co. Ltd. (The), Class A	7,274	44,073
Indian Oil Corp. Ltd.	22,823	33,484
Indus Towers Ltd.*	10,660	47,274
IndusInd Bank Ltd.*	4,995	40,846
Info Edge India Ltd.	2,865	29,925
Infosys Ltd.	27,227	363,015
InterGlobe Aviation Ltd.(m)	1,506	63,499
ITC Ltd.	27,117	83,562
Jindal Steel Ltd.	3,297	39,002
Jio Financial Services Ltd.	26,609	65,712
JSW Steel Ltd.	5,842	69,751
Kotak Mahindra Bank Ltd.	49,780	190,167
Larsen & Toubro Ltd.	5,560	207,314
Lodha Developers Ltd.(m)	3,172	23,000
LTIMindtree Ltd.(m)	765	32,567
Lupin Ltd.	1,767	43,846
Mahindra & Mahindra Ltd.	7,696	248,675
Mankind Pharma Ltd.	868	18,485
Marico Ltd.	4,174	33,041
Maruti Suzuki India Ltd.	1,104	147,684
Max Healthcare Institute Ltd.	6,705	69,686
Mphasis Ltd.	683	15,135
MRF Ltd.	20	27,688
Muthoot Finance Ltd.	1,044	35,075
Nestle India Ltd.	6,700	83,363
NTPC Ltd.	39,087	155,826
Oil & Natural Gas Corp. Ltd.	27,150	81,646
One 97 Communications Ltd.*	3,164	32,284
PB Fintech Ltd.*	2,543	39,099
Persistent Systems Ltd.	884	46,375
Phoenix Mills Ltd. (The)	1,704	27,938
Pidilite Industries Ltd.	2,464	33,706
Polycab India Ltd.	398	29,039
Power Finance Corp. Ltd.	12,146	50,322
Power Grid Corp. of India Ltd.	41,114	129,165
Prestige Estates Projects Ltd.	1,237	14,844
Punjab National Bank	19,156	21,191
Rail Vikas Nigam Ltd.(m)	4,461	11,876
REC Ltd.	10,919	35,395
Reliance Industries Ltd.	50,125	726,336
Samvardhana Motherson International Ltd.	35,250	41,008
SBI Life Insurance Co. Ltd.(m)	3,685	69,447
Shriram Finance Ltd.	12,445	115,671
Siemens Energy India Ltd.	735	20,365
Siemens Ltd.*	769	23,960
Solar Industries India Ltd.	235	30,608
SRF Ltd.	1,198	31,761
State Bank of India	16,309	173,811
Sun Pharmaceutical Industries Ltd.	8,901	167,608
Sundaram Finance Ltd.	578	27,364
Suzlon Energy Ltd.*	78,004	32,819
Swiggy Ltd.*	11,307	31,828
Tata Consultancy Services Ltd.	8,070	204,301
Tata Consumer Products Ltd.	5,807	63,190
Tata Motors Ltd.*	17,107	72,023
Tata Motors Passenger Vehicles Ltd.	17,107	55,443
Tata Power Co. Ltd. (The)	13,796	55,460
Tata Steel Ltd.	70,152	143,188
Tech Mahindra Ltd.	4,625	68,612
Titan Co. Ltd.	3,297	141,255
Torrent Pharmaceuticals Ltd.	821	36,478
Trent Ltd.	1,544	54,102
Tube Investments of India Ltd.	906	24,946
TVS Motor Co. Ltd.	2,080	76,147
UltraTech Cement Ltd.	980	111,770
Union Bank of India Ltd.	13,166	23,691
United Spirits Ltd.	2,349	30,318
UPL Ltd.	3,943	23,813
Varun Beverages Ltd.	11,720	47,812
Vedanta Ltd.	11,664	82,858
Vishal Mega Mart Ltd.*	17,763	20,424
Vodafone Idea Ltd.*	209,033	18,981
Voltas Ltd.	1,856	25,803
WAAREE Energies Ltd.	730	24,878
Wipro Ltd.	22,080	44,401
Yes Bank Ltd.*	153,764	28,763

		11,964,040

Indonesia (1.4%)
Amman Mineral Internasional PT*	122,762	35,986
Astra International Tbk. PT	183,159	68,286
Bank Central Asia Tbk. PT	482,549	184,617
Bank Mandiri Persero Tbk. PT	328,096	92,002
Bank Negara Indonesia Persero Tbk. PT	120,140	26,762
Bank Rakyat Indonesia Persero Tbk. PT	3,277,237	645,851
Barito Pacific Tbk. PT*	199,187	16,303
Barito Renewables Energy Tbk. PT*	66,227	20,791
Bumi Resources Minerals Tbk. PT*	467,905	20,446
Chandra Asri Pacific Tbk. PT	67,504	19,209
Charoen Pokphand Indonesia Tbk. PT	64,683	15,631
Dian Swastatika Sentosa Tbk. PT*	8,479	32,996
GoTo Gojek Tokopedia Tbk. PT, Class A*	7,156,883	21,631
Indofood Sukses Makmur Tbk. PT	1,066,100	399,345
Petrindo Jaya Kreasi Tbk. PT	188,847	11,920
Telkom Indonesia Persero Tbk. PT	432,651	78,817

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
United Tractors Tbk. PT	14,428	$26,458

		1,717,051

Kuwait (0.4%)
Boubyan Bank KSCP	12,474	27,612
Kuwait Finance House KSCP	96,116	249,916
Mabanee Co. KPSC	7,551	22,127
Mobile Telecommunications Co. KSCP	17,706	32,754
National Bank of Kuwait SAKP	70,589	208,991

		541,400

Luxembourg (0.0%)†
Reinet Investments SCA	1,110	36,396

Malaysia (0.8%)
AMMB Holdings Bhd.	19,972	32,704
Axiata Group Bhd.	25,967	14,234
Celcomdigi Bhd.	39,934	29,349
CIMB Group Holdings Bhd.	64,788	121,458
Gamuda Bhd.	34,628	32,056
Hong Leong Bank Bhd.	7,591	41,199
IHH Healthcare Bhd.	18,097	40,529
Kuala Lumpur Kepong Bhd.	3,372	17,956
Malayan Banking Bhd.	46,826	131,897
Maxis Bhd.	18,034	16,086
MISC Bhd.	10,465	21,753
MR DIY Group M Bhd.(m)	33,669	12,840
Nestle Malaysia Bhd.	550	13,500
Petronas Chemicals Group Bhd.	23,324	34,081
Petronas Gas Bhd.	9,344	41,341
Press Metal Aluminium Holdings Bhd.	30,517	60,334
Public Bank Bhd.	119,350	138,785
RHB Bank Bhd.	14,181	29,638
SD Guthrie Bhd.	17,851	26,678
Sunway Bhd.	22,652	26,974
Telekom Malaysia Bhd.	13,795	24,242
Tenaga Nasional Bhd.	23,207	80,080
YTL Corp. Bhd.	28,680	12,119
YTL Power International Bhd.	21,290	15,914

		1,015,747

Mexico (2.2%)
America Movil SAB de CV	162,970	207,225
Arca Continental SAB de CV	4,520	52,065
Cemex SAB de CV	136,177	155,909
Coca-Cola Femsa SAB de CV	4,244	41,327
Fibra Uno Administracion SA de CV (REIT)	24,588	40,168
Fomento Economico Mexicano SAB de CV	15,175	168,184
Gruma SAB de CV, Class B	1,534	28,081
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	2,528	36,265
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,282	80,833
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,628	54,899
Grupo Bimbo SAB de CV, Class A	12,149	40,691
Grupo Carso SAB de CV	4,856	36,463
Grupo Financiero Banorte SAB de CV, Class O	95,461	1,057,032
Grupo Financiero Inbursa SAB de CV, Class O	19,184	48,348
Grupo Mexico SAB de CV	24,681	263,996
Industrias Penoles SAB de CV*	1,546	68,917
Kimberly-Clark de Mexico SAB de CV, Class A	12,122	28,704
Prologis Property Mexico SA de CV (REIT)	6,512	28,427
Sigma Foods SAB de CV, Class A	29,599	29,610
Southern Copper Corp.	744	128,013
Wal-Mart de Mexico SAB de CV	39,675	129,365

		2,724,522

Peru (0.2%)
Cia de Minas Buenaventura SAA (ADR)	1,110	40,004
Credicorp Ltd.	578	196,046

		236,050

Philippines (0.2%)
Ayala Corp.	3,097	25,883
Ayala Land, Inc.	63,229	16,865
Bank of the Philippine Islands	16,379	26,937
BDO Unibank, Inc.	18,896	35,326
International Container Terminal Services, Inc.	8,276	94,909
Manila Electric Co.	2,433	24,774
Metropolitan Bank & Trust Co.	15,777	16,574
SM Investments Corp.	2,687	27,535
SM Prime Holdings, Inc.	98,339	33,243

		302,046

Poland (0.8%)
Allegro.eu SA(m)*	5,040	36,190
Bank Millennium SA*	5,191	23,038
Bank Polska Kasa Opieki SA	1,598	94,463
CD Projekt SA	561	36,067
Dino Polska SA(m)*	3,960	36,130
KGHM Polska Miedz SA*	1,393	101,993
LPP SA	9	54,542
mBank SA*	183	54,424
ORLEN SA	5,334	192,235
Powszechna Kasa Oszczednosci Bank Polski SA	7,831	185,187
Powszechny Zaklad Ubezpieczen SA	5,218	91,543
Santander Bank Polska SA	306	48,626

		954,438

Qatar (0.4%)
Al Rayan Bank	50,968	30,628
Commercial Bank PSQC (The)	25,888	30,333
Industries Qatar QSC	13,744	40,159
Nebras Energy	5,127	20,201
Ooredoo QPSC	4,608	15,768
Qatar Fuel QSC	5,099	20,274
Qatar Gas Transport Co. Ltd.	27,866	32,127
Qatar Islamic Bank QPSC	15,864	98,944
Qatar National Bank QPSC	42,063	197,325

		485,759

Romania (0.0%)†
NEPI Rockcastle NV*	5,048	40,625

Russia (0.0%)
Gazprom PJSC(r)*	80,604	—
GMK Norilskiy Nickel PAO (ADR)(r)*	4,277	—
LUKOIL PJSC(r)*	2,799	—
Magnit PJSC(r)*	1,475	—
Mobile TeleSystems PJSC(r)*	26,722	—
Novatek PJSC (GDR)(m)(r)*	780	—
Novolipetsk Steel PJSC(r)*	12,566	—
PhosAgro PJSC (GDR)(m)(r)*	4,890	—
Rosneft Oil Co. PJSC(r)*	8,744	—
Sberbank of Russia PJSC(r)*	73,260	—
Severstal PAO (GDR)(m)(r)*	1,815	—
Surgutneftegas PAO (ADR)(r)*	7,330	—
Tatneft PJSC (ADR)(r)*	1,723	—
VTB Bank PJSC(r)*	22,126	—

		—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Saudi Arabia (2.1%)
ACWA Power Co.*	1,328	$61,457
Ades Holding Co.	3,523	16,960
Al Rajhi Bank	16,117	458,986
Alinma Bank	10,656	82,196
Almarai Co. JSC	4,368	51,215
Arab National Bank	7,829	44,975
Arabian Internet & Communications Services Co.	529	27,552
Bank AlBilad	6,392	46,251
Banque Saudi Fransi	10,652	56,545
Bupa Arabia for Cooperative Insurance Co.	718	33,868
Dar Al Arkan Real Estate Development Co.*	4,570	22,159
Dr Sulaiman Al Habib Medical Services Group Co.	761	52,413
Elm Co.	209	29,870
Etihad Etisalat Co.	3,282	57,103
Jarir Marketing Co.	5,115	19,289
Makkah Construction & Development Co.	836	18,875
Riyad Bank	12,787	100,767
SABIC Agri-Nutrients Co.	2,029	78,341
SAL Saudi Logistics Services	259	11,525
Saudi Arabian Mining Co.*	11,240	195,072
Saudi Arabian Oil Co.(m)	51,774	377,520
Saudi Awwal Bank	8,758	87,240
Saudi Basic Industries Corp.	7,829	125,669
Saudi Energy Co.	7,249	32,751
Saudi National Bank (The)	25,574	284,670
Saudi Telecom Co.	17,397	196,948
Yanbu National Petrochemical Co.	2,398	22,730

		2,592,947

South Africa (3.2%)
Absa Group Ltd.	6,966	99,625
Bid Corp. Ltd.	3,037	73,176
Bidvest Group Ltd.	2,950	39,810
Capitec Bank Holdings Ltd.	746	183,151
Clicks Group Ltd.	1,829	31,317
Discovery Ltd.	3,986	58,595
FirstRand Ltd.(x)	207,231	1,059,239
Gold Fields Ltd.	7,283	338,796
Harmony Gold Mining Co. Ltd.	4,617	71,220
Impala Platinum Holdings Ltd.(x)	7,991	117,440
MTN Group Ltd.	13,987	162,298
Naspers Ltd., Class N	6,252	323,784
Nedbank Group Ltd.	3,289	52,029
Ninety One Ltd.	156,702	475,844
Northam Platinum Holdings Ltd.(x)	2,971	62,112
OUTsurance Group Ltd.	7,360	30,444
Pepkor Holdings Ltd.(m)	29,817	40,093
Remgro Ltd.	3,981	44,790
Sanlam Ltd.	14,076	74,162
Sasol Ltd.*	4,953	66,018
Shoprite Holdings Ltd.	3,103	50,784
Sibanye Stillwater Ltd.(x)	23,959	73,266
Standard Bank Group Ltd.	10,865	196,942
Valterra Platinum Ltd.	2,247	193,168
Vodacom Group Ltd.	5,143	43,976

		3,962,079

South Korea (13.6%)
Alteogen, Inc.	345	79,566
APR Corp.	201	45,030
Celltrion, Inc.*	1,238	161,536
CJ Corp.	2,857	357,389
Cosmax, Inc.	8,109	1,062,573
DB Insurance Co. Ltd.	311	33,996
Doosan Co. Ltd.	63	43,816
Doosan Enerbility Co. Ltd.*	3,699	228,291
Ecopro BM Co. Ltd.	452	58,162
Ecopro Co. Ltd.*	882	83,021
Hana Financial Group, Inc.	2,373	168,118
Hankook Tire & Technology Co. Ltd.	605	21,577
Hanmi Semiconductor Co. Ltd.	360	61,396
Hanwha Aerospace Co. Ltd.	293	238,746
Hanwha Ocean Co. Ltd.*	1,037	82,406
Hanwha Systems Co. Ltd.	619	45,714
HD Hyundai Co. Ltd.	320	50,375
HD Hyundai Electric Co. Ltd.	188	104,877
HD Hyundai Heavy Industries Co. Ltd.	299	92,247
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	372	84,912
HLB, Inc.*	1,119	37,545
HMM Co. Ltd.	1,933	24,768
HYBE Co. Ltd.*	224	45,084
Hyosung Heavy Industries Corp.	47	77,252
Hyundai Engineering & Construction Co. Ltd.	638	60,576
Hyundai Glovis Co. Ltd.	254	35,122
Hyundai Mobis Co. Ltd.	515	132,443
Hyundai Motor Co.	1,090	324,863
Hyundai Motor Co. (2nd Preference)(q)	246	39,520
Hyundai Motor Co. (Preference)(q)	185	29,285
Hyundai Rotem Co. Ltd.	660	73,436
Industrial Bank of Korea	1,761	25,129
Kakao Corp.	2,876	87,455
KB Financial Group, Inc.	2,942	275,239
Kia Corp.	1,949	187,596
Korea Aerospace Industries Ltd.	507	54,832
Korea Electric Power Corp.	2,089	57,381
Korea Investment Holdings Co. Ltd.	282	38,529
Korean Air Lines Co. Ltd.	1,508	23,823
Krafton, Inc.*	251	42,211
KT&G Corp.	899	94,031
LG Chem Ltd.	450	89,539
LG Corp.	944	51,582
LG Display Co. Ltd.*	2,065	15,408
LG Electronics, Inc.	1,095	78,527
LG Energy Solution Ltd.*	406	106,742
LIG Nex1 Co. Ltd.	112	43,879
LS Electric Co. Ltd.	130	62,604
Meritz Financial Group, Inc.*	711	52,658
Mirae Asset Securities Co. Ltd.	1,957	81,375
NAVER Corp.	1,195	159,336
NH Investment & Securities Co. Ltd.	1,169	23,068
POSCO Future M Co. Ltd.	296	40,113
POSCO Holdings, Inc.	651	143,863
Samsung Biologics Co. Ltd.(m)*	105	104,709
Samsung C&T Corp.	707	120,054
Samsung Electro-Mechanics Co. Ltd.	486	132,862
Samsung Electronics Co. Ltd.	58,586	6,580,968
Samsung Electronics Co. Ltd. (Preference)(q)	6,561	522,397
Samsung Fire & Marine Insurance Co. Ltd.	264	76,540
Samsung Heavy Industries Co. Ltd.*	5,732	92,993
Samsung Life Insurance Co. Ltd.	603	84,674
Samsung SDI Co. Ltd.*	501	136,794
Samsung SDS Co. Ltd.	334	33,210
Samyang Foods Co. Ltd.	35	28,060
Shinhan Financial Group Co. Ltd.	3,662	211,166

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
SK hynix, Inc.	4,476	$2,434,464
SK Innovation Co. Ltd.	598	42,141
SK Square Co. Ltd.*	773	245,327
SK Telecom Co. Ltd.	868	44,397
SK, Inc.	283	57,388
S-Oil Corp.*	369	24,528
Woori Financial Group, Inc.	5,542	116,923
Yuhan Corp.	494	30,871

		16,939,028

Taiwan (24.2%)
Accton Technology Corp.	3,892	189,504
Advantech Co. Ltd.	4,455	45,075
Alchip Technologies Ltd.	655	53,156
ASE Technology Holding Co. Ltd.	196,688	2,157,645
Asia Vital Components Co. Ltd.	2,825	182,517
ASPEED Technology, Inc.	250	86,234
Asustek Computer, Inc.	6,027	104,907
Bizlink Holding, Inc.	1,448	81,133
Caliway Biopharmaceuticals Co. Ltd.*	8,533	23,750
Cathay Financial Holding Co. Ltd.	82,317	184,167
Chailease Holding Co. Ltd.	16,200	55,700
Chang Hwa Commercial Bank Ltd.	50,801	32,788
China Steel Corp.	107,475	64,120
Chroma ATE, Inc.	3,158	150,988
Chunghwa Telecom Co. Ltd.	33,116	138,206
Compal Electronics, Inc.	47,199	40,557
CTBC Financial Holding Co. Ltd.	137,717	223,879
Delta Electronics, Inc.	15,747	700,863
E Ink Holdings, Inc.	6,857	29,808
E.Sun Financial Holding Co. Ltd.	129,522	128,959
Elite Material Co. Ltd.	2,543	212,894
eMemory Technology, Inc.	490	42,632
Evergreen Marine Corp. Taiwan Ltd.	9,288	58,064
Far EasTone Telecommunications Co. Ltd.	16,092	46,548
Feng TAY Enterprise Co. Ltd.	144,120	367,419
First Financial Holding Co. Ltd.	105,252	93,795
Formosa Chemicals & Fibre Corp.	33,062	46,757
Formosa Plastics Corp.	32,974	47,393
Fortune Electric Co. Ltd.	1,342	33,805
Fubon Financial Holding Co. Ltd.	69,152	188,277
Gigabyte Technology Co. Ltd.	4,417	31,236
Global Unichip Corp.	752	52,493
Globalwafers Co. Ltd.	2,154	29,038
Gold Circuit Electronics Ltd.	2,638	73,218
Hon Hai Precision Industry Co. Ltd.	308,022	1,853,299
Hon Precision, Inc.	663	76,250
Hotai Motor Co. Ltd.	2,895	44,313
Hua Nan Financial Holdings Co. Ltd.	80,222	84,475
Innolux Corp.	70,356	54,602
International Games System Co. Ltd.	2,068	49,293
Inventec Corp.	19,884	25,371
Jentech Precision Industrial Co. Ltd.	729	90,271
KGI Financial Holding Co. Ltd.	128,076	79,237
King Slide Works Co. Ltd.	484	49,075
King Yuan Electronics Co. Ltd.	9,079	78,443
Largan Precision Co. Ltd.	926	64,338
Lite-On Technology Corp.	17,592	79,115
Lotes Co. Ltd.	731	48,438
MediaTek, Inc.	45,403	2,198,463
Mega Financial Holding Co. Ltd.	86,270	104,717
Micro-Star International Co. Ltd.	175,000	472,495
Nan Ya Plastics Corp.	47,296	111,622
Novatek Microelectronics Corp.	4,946	59,484
Pegatron Corp.	15,898	38,273
PharmaEssentia Corp.	3,094	59,229
President Chain Store Corp.	5,487	38,597
Quanta Computer, Inc.	23,573	208,306
Realtek Semiconductor Corp.	4,073	61,873
Shanghai Commercial & Savings Bank Ltd. (The)	34,168	41,886
SinoPac Financial Holdings Co. Ltd.	104,332	101,968
Taiwan Business Bank	62,203	29,339
Taiwan Cooperative Financial Holding Co. Ltd.	91,502	67,477
Taiwan Mobile Co. Ltd.	15,213	51,919
Taiwan Semiconductor Manufacturing Co. Ltd.	290,972	16,403,674
TCC Group Holdings Co. Ltd.	60,564	44,348
TS Financial Holding Co. Ltd.	189,731	139,611
Unimicron Technology Corp.	10,887	157,594
Uni-President Enterprises Corp.	247,419	552,333
United Microelectronics Corp.	86,697	154,982
Vanguard International Semiconductor Corp.	8,530	32,636
Wistron Corp.	22,536	87,865
Wiwynn Corp.	970	102,330
Yageo Corp.	15,160	120,966
Yuanta Financial Holding Co. Ltd.	91,730	130,585
Zhen Ding Technology Holding Ltd.	5,691	38,011

		30,284,628

Thailand (1.9%)
Advanced Info Service PCL	8,534	97,681
Airports of Thailand PCL	35,102	56,740
Bangkok Dusit Medical Services PCL, Class F	91,093	52,144
Bumrungrad Hospital PCL	4,888	24,603
Central Pattana PCL	17,696	33,133
CP ALL PCL	44,187	59,957
Delta Electronics Thailand PCL	25,564	207,588
Gulf Development PCL	34,793	62,243
Kasikornbank PCL	102,490	593,559
Krung Thai Bank PCL	28,645	30,757
PTT Exploration & Production PCL	144,453	709,563
PTT Global Chemical PCL	160,300	179,903
PTT PCL	81,958	86,357
SCB X PCL	6,901	30,330
Siam Cement PCL (The)	6,834	43,831
TMBThanachart Bank PCL	380,699	26,771
True Corp. PCL	63,935	28,339

		2,323,499

Turkiye (0.3%)
Akbank TAS	25,213	38,196
Aselsan Elektronik Sanayi ve Ticaret A/S	11,792	85,084
BIM Birlesik Magazalar A/S	3,131	48,763
Eregli Demir ve Celik Fabrikalari TAS	62,309	40,153
Ford Otomotiv Sanayi A/S	9,970	23,002
KOC Holding A/S	6,608	29,367
Turk Hava Yollari AO	4,461	29,507
Turkcell Iletisim Hizmetleri A/S	11,528	27,855
Turkiye Is Bankasi A/S, Class C*	70,706	21,336
Turkiye Petrol Rafinerileri A/S	7,175	41,402
Yapi ve Kredi Bankasi A/S*	30,053	22,805

		407,470

United Arab Emirates (0.9%)
Abu Dhabi Commercial Bank PJSC	27,159	92,411
Abu Dhabi Islamic Bank PJSC	12,467	70,519
Abu Dhabi National Oil Co. for Distribution PJSC	26,817	27,776
ADNOC Drilling Co. PJSC	29,255	41,037
Adnoc Gas plc	52,545	45,963

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Aldar Properties PJSC*	33,061	$70,787
Dubai Electricity & Water Authority PJSC	51,346	37,748
Dubai Islamic Bank PJSC*	24,854	50,064
Emaar Development PJSC	8,665	32,276
Emaar Properties PJSC	54,347	175,475
Emirates NBD Bank PJSC	16,262	119,515
Emirates Telecommunications Group Co. PJSC	27,431	139,448
First Abu Dhabi Bank PJSC	38,158	177,637
Salik Co. PJSC	16,046	22,342

		1,102,998

United States (0.2%)
BeOne Medicines Ltd., Class H*	7,103	161,003
JBS NV, Class A*	3,103	55,730
Legend Biotech Corp. (ADR)*	645	11,668

		228,401

Total Common Stocks (98.5%) (Cost $90,207,422)		123,099,030

PREFERRED STOCK:
India (0.0%)†
TVS Motor Co. Ltd., 6.000% (Cost $—)	8,320	899

	Number of Warrants	Value (Note 1)
WARRANTS:
Malaysia (0.0%)†
YTL Corp. Bhd., expiring 6/2/28* (Cost $—)	5,736	269

YTL Power International Bhd., expiring 6/2/28* (Cost $—)	4,258	579

Total Warrants ($—) (Cost $—)		848

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.5%)
BlackRock Liquidity FedFund, Institutional Shares 3.55% (7 day yield) (xx)	20,000	20,000
Dreyfus Treasury Obligations Cash Management Fund 3.54% (7 day yield) (xx)	20,000	20,000
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	1,004,788	1,004,788
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	885,622	885,711

Total Investment Companies		1,930,499

Total Short-Term Investments (1.5%) (Cost $1,930,675)		1,930,499

Total Investments in Securities (100.0%) (Cost $92,138,097)		125,031,276
Other Assets Less Liabilities (0.0%)†		(20,958)

Net Assets (100%)		$125,010,318

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the market value or fair value, as applicable, of these securities amounted to $5,207,440 or 4.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $1,786,829. This was collateralized by $791,956 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.375%, maturing 4/15/26 – 11/15/55 and by cash of $1,044,788 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of March 31, 2026	Market Value	% of Net Assets
Information Technology	$39,684,322	31.7%
Financials	28,210,836	22.6
Consumer Discretionary	11,798,938	9.4
Communication Services	9,026,778	7.2
Materials	8,447,234	6.8
Industrials	7,999,400	6.4
Consumer Staples	5,688,711	4.6
Energy	5,243,902	4.2
Health Care	3,527,454	2.8
Utilities	1,946,120	1.6
Investment Companies	1,930,499	1.5
Real Estate	1,527,082	1.2
Cash and Other	(20,958)	0.0

		100.0%

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	8	6/2026	USD	581,840	(9,293)

					(9,293)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$411,778	$—		$411,778
Brazil	7,889,738	—	—		7,889,738
Chile	1,002,523	464,822	—		1,467,345
China	2,306,135	28,996,339	—		31,302,474
Colombia	2,134,116	—	—		2,134,116
Czech Republic	—	1,175,505	—		1,175,505
Egypt	—	73,251	—		73,251
Greece	—	444,210	—		444,210
Hong Kong	—	57,908	—		57,908
Hungary	—	283,581	—		283,581
India	1,245,419	10,718,621	—		11,964,040
Indonesia	—	1,717,051	—		1,717,051
Kuwait	—	541,400	—		541,400
Luxembourg	—	36,396	—		36,396
Malaysia	—	1,015,747	—		1,015,747
Mexico	2,724,522	—	—		2,724,522
Peru	236,050	—	—		236,050
Philippines	—	302,046	—		302,046
Poland	—	954,438	—		954,438
Qatar	—	485,759	—		485,759
Romania	—	40,625	—		40,625
Russia	—	—	—	(a)	— (a)
Saudi Arabia	—	2,592,947	—		2,592,947
South Africa	—	3,962,079	—		3,962,079
South Korea	—	16,939,028	—		16,939,028
Taiwan	—	30,284,628	—		30,284,628
Thailand	—	2,323,499	—		2,323,499
Turkiye	—	407,470	—		407,470
United Arab Emirates	—	1,102,998	—		1,102,998
United States	67,398	161,003	—		228,401
Preferred Stock
India	—	899	—		899
Short-Term Investments
Investment Companies	1,930,499	—	—		1,930,499
Warrants
Malaysia	—	848	—		848

Total Assets	$19,536,400	$105,494,876	$—		$125,031,276

Liabilities:
Futures	$(9,293)	$—	$—		$(9,293)

Total Liabilities	$(9,293)	$—	$—		$(9,293)

Total	$19,527,107	$105,494,876	$—		$125,021,983

(a)	Value is zero.

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,565,706
Aggregate gross unrealized depreciation	(11,380,144)

Net unrealized appreciation	$31,185,562

Federal income tax cost of investments in securities and derivative instruments, if applicable	$93,836,421

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.2%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.	1,450,058	$42,037,181
Comcast Corp., Class A	743,280	21,339,569
Verizon Communications, Inc.	873,484	43,848,897

		107,225,647

Entertainment (1.3%)
Electronic Arts, Inc.	46,653	9,511,147
Live Nation Entertainment, Inc.*	32,707	4,988,145
Netflix, Inc.*	874,553	84,088,271
Take-Two Interactive Software, Inc.*	36,055	7,120,862
TKO Group Holdings, Inc., Class A	13,732	2,769,058
Walt Disney Co. (The)	366,942	35,365,870
Warner Bros Discovery, Inc.*	513,361	14,096,893

		157,940,246

Interactive Media & Services (7.6%)
Alphabet, Inc., Class A	1,205,934	346,778,381
Alphabet, Inc., Class C	968,699	277,880,995
Meta Platforms, Inc., Class A	453,039	259,197,203

		883,856,579

Media (0.2%)
Charter Communications, Inc., Class A(x)*	17,836	3,850,436
EchoStar Corp., Class A*	27,883	3,264,263
Fox Corp., Class A	41,571	2,427,746
Fox Corp., Class B	29,322	1,556,998
News Corp., Class A	76,686	1,911,782
News Corp., Class B	25,312	721,645
Omnicom Group, Inc.	65,165	4,907,576
Paramount Skydance Corp., Class B(x)	64,375	580,663
Trade Desk, Inc. (The), Class A*	91,205	2,069,442

		21,290,551

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.	98,140	20,612,344

Total Communication Services		1,190,925,367

Consumer Discretionary (9.7%)
Automobile Components (0.0%)†
Aptiv plc*	44,067	3,060,012

Automobiles (2.1%)
Ford Motor Co.	811,681	9,366,799
General Motors Co.	187,243	13,949,603
Tesla, Inc.*	582,552	216,563,706

		239,880,108

Broadline Retail (3.7%)
Amazon.com, Inc.*	2,023,446	421,423,098
eBay, Inc.	93,625	8,521,748

		429,944,846

Distributors (0.0%)†
Genuine Parts Co.	28,815	3,047,186
Pool Corp.	6,790	1,373,821

		4,421,007

Hotels, Restaurants & Leisure (1.8%)
Airbnb, Inc., Class A*	87,736	11,079,302
Booking Holdings, Inc.	6,677	28,112,307
Carnival Corp.	238,233	6,165,470
Chipotle Mexican Grill, Inc.*	269,776	8,635,530
Darden Restaurants, Inc.	23,849	4,675,358
Domino’s Pizza, Inc.(x)	6,438	2,309,890
DoorDash, Inc., Class A*	77,433	11,626,565
Expedia Group, Inc.	24,237	5,596,081
Hilton Worldwide Holdings, Inc.	47,494	14,441,976
Las Vegas Sands Corp.	62,626	3,374,289
Marriott International, Inc., Class A	45,557	14,900,328
McDonald’s Corp.	147,511	45,844,944
MGM Resorts International*	39,743	1,470,888
Norwegian Cruise Line Holdings Ltd.*	94,299	1,763,391
Royal Caribbean Cruises Ltd.	52,113	14,340,455
Starbucks Corp.	235,988	21,142,165
Wynn Resorts Ltd.(x)	17,487	1,775,805
Yum! Brands, Inc.	57,511	8,941,810

		206,196,554

Household Durables (0.2%)
DR Horton, Inc.	55,807	7,657,836
Garmin Ltd.	33,863	7,856,555
Lennar Corp., Class A	44,693	3,881,140
NVR, Inc.*	579	3,815,512
PulteGroup, Inc.	39,799	4,680,760

		27,891,803

Leisure Products (0.0%)†
Hasbro, Inc.	27,615	2,584,764

Specialty Retail (1.7%)
AutoZone, Inc.*	3,432	11,592,541
Best Buy Co., Inc.	40,364	2,591,369
Carvana Co.(x)*	29,294	9,209,448
Home Depot, Inc. (The)	206,204	67,818,434
Lowe’s Cos., Inc.	116,192	27,453,846
O’Reilly Automotive, Inc.*	174,388	16,097,756
Ross Stores, Inc.	66,996	14,513,343
TJX Cos., Inc. (The)	230,016	36,733,555
Tractor Supply Co.	109,450	4,958,085
Ulta Beauty, Inc.*	9,189	4,803,182
Williams-Sonoma, Inc.	24,728	4,508,656

		200,280,215

Textiles, Apparel & Luxury Goods (0.2%)
Deckers Outdoor Corp.*	29,403	2,942,947
Lululemon Athletica, Inc.*	22,111	3,385,194
NIKE, Inc., Class B	246,799	13,035,923
Ralph Lauren Corp.	8,007	2,754,328
Tapestry, Inc.	41,937	5,917,730

		28,036,122

Total Consumer Discretionary		1,142,295,431

Consumer Staples (5.2%)
Beverages (1.1%)
Brown-Forman Corp., Class B	35,392	935,765
Coca-Cola Co. (The)	801,909	60,985,179
Constellation Brands, Inc., Class A	29,090	4,363,500
Keurig Dr Pepper, Inc.	281,409	7,409,499
Molson Coors Beverage Co., Class B(x)	35,069	1,510,071
Monster Beverage Corp.*	147,733	10,704,733
PepsiCo, Inc.	283,080	43,959,493

		129,868,240

Consumer Staples Distribution & Retail (2.1%)
Costco Wholesale Corp.	91,940	91,611,774
Dollar General Corp.	45,594	5,413,376
Dollar Tree, Inc.*	38,306	4,194,890
Kroger Co. (The)	120,598	8,726,471
Sysco Corp.	99,203	7,076,150
Target Corp.	93,792	11,367,591
Walmart, Inc.	909,851	113,076,282

		241,466,534

Food Products (0.5%)
Archer-Daniels-Midland Co.	99,542	7,235,708
Bunge Global SA	28,036	3,566,179
Campbell’s Co. (The)(x)	40,757	907,658
Conagra Brands, Inc.	99,087	1,557,648

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
General Mills, Inc.	110,523	$4,113,666
Hershey Co. (The)	30,691	6,380,352
Hormel Foods Corp.	60,391	1,367,856
J M Smucker Co. (The)	22,100	2,131,324
Kraft Heinz Co. (The)	176,540	3,970,385
McCormick & Co., Inc. (Non-Voting)	52,527	2,649,462
Mondelez International, Inc., Class A	265,514	15,304,227
Tyson Foods, Inc., Class A	58,426	3,743,354

		52,927,819

Household Products (0.8%)
Church & Dwight Co., Inc.	49,027	4,575,200
Clorox Co. (The)	25,045	2,595,413
Colgate-Palmolive Co.	166,964	14,230,342
Kimberly-Clark Corp.	68,752	6,632,505
Procter & Gamble Co. (The)	481,380	69,530,527

		97,563,987

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	51,208	3,675,198
Kenvue, Inc.	396,871	6,842,056

		10,517,254

Tobacco (0.6%)
Altria Group, Inc.	347,710	22,945,383
Philip Morris International, Inc.	322,441	53,312,395

		76,257,778

Total Consumer Staples		608,601,612

Energy (4.0%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	204,698	12,496,813
Halliburton Co.	173,485	6,764,180
SLB Ltd.	309,734	15,917,230

		35,178,223

Oil, Gas & Consumable Fuels (3.7%)
APA Corp.	73,464	3,117,812
Chevron Corp.	388,276	80,334,304
ConocoPhillips	253,774	33,498,168
Coterra Energy, Inc.	157,141	5,521,935
Devon Energy Corp.	128,478	6,465,013
Diamondback Energy, Inc.	38,577	7,630,145
EOG Resources, Inc.	112,391	16,248,367
EQT Corp.	129,266	8,226,488
Expand Energy Corp.	49,333	5,415,777
Exxon Mobil Corp.#	865,613	146,859,901
Kinder Morgan, Inc.	405,525	13,597,253
Marathon Petroleum Corp.	61,105	14,920,619
Occidental Petroleum Corp.	148,972	9,683,180
ONEOK, Inc.	130,335	11,780,981
Phillips 66	83,459	15,204,561
Targa Resources Corp.	44,463	11,148,208
Texas Pacific Land Corp.	11,995	5,692,347
Valero Energy Corp.	63,178	15,610,020
Williams Cos., Inc. (The)	252,956	18,410,138

		429,365,217

Total Energy		464,543,440

Financials (12.5%)
Banks (3.5%)
Bank of America Corp.	1,374,432	67,003,560
Citigroup, Inc.	361,967	41,050,677
Citizens Financial Group, Inc.	88,029	5,279,099
Fifth Third Bancorp	186,431	8,661,584
Huntington Bancshares, Inc.	420,439	6,579,870
JPMorgan Chase & Co.	558,475	164,281,006
KeyCorp	194,093	3,891,565
M&T Bank Corp.	31,451	6,501,551
PNC Financial Services Group, Inc. (The)	83,661	17,409,017
Regions Financial Corp.	179,792	4,696,167
Truist Financial Corp.	261,501	12,021,201
US Bancorp	321,976	16,745,972
Wells Fargo & Co.	640,583	50,996,813

		405,118,082

Capital Markets (3.2%)
Ameriprise Financial, Inc.	18,911	8,404,048
Ares Management Corp., Class A	42,672	4,655,515
Bank of New York Mellon Corp. (The)	142,557	16,911,537
BlackRock, Inc.	29,887	28,742,627
Blackstone, Inc.	155,079	17,832,534
Cboe Global Markets, Inc.	21,676	6,092,473
Charles Schwab Corp. (The)	345,980	32,515,200
CME Group, Inc.	74,692	22,060,282
Coinbase Global, Inc., Class A*	46,199	8,066,807
FactSet Research Systems, Inc.	7,684	1,667,351
Franklin Resources, Inc.(x)	63,642	1,503,224
Goldman Sachs Group, Inc. (The)	62,126	52,557,975
Interactive Brokers Group, Inc., Class A	92,250	6,187,208
Intercontinental Exchange, Inc.	117,631	18,501,004
Invesco Ltd.	91,968	2,233,903
KKR & Co., Inc.	142,181	13,151,743
Moody’s Corp.	31,779	13,863,589
Morgan Stanley	249,199	41,010,680
MSCI, Inc.	15,219	8,203,193
Nasdaq, Inc.	93,018	7,896,298
Northern Trust Corp.	38,597	5,386,983
Raymond James Financial, Inc.	36,334	5,260,800
Robinhood Markets, Inc., Class A*	163,705	11,344,757
S&P Global, Inc.	63,383	26,959,325
State Street Corp.	57,807	7,316,054
T. Rowe Price Group, Inc.	45,280	4,081,539

		372,406,649

Consumer Finance (0.5%)
American Express Co.	110,932	33,554,711
Capital One Financial Corp.	129,480	23,621,037
Synchrony Financial	71,999	4,897,372

		62,073,120

Financial Services (3.6%)
Apollo Global Management, Inc.	96,180	10,716,376
Berkshire Hathaway, Inc., Class B*	379,829	182,014,057
Block, Inc., Class A*	113,441	6,826,879
Corpay, Inc.*	14,491	4,216,736
Fidelity National Information Services, Inc.	107,265	5,031,801
Fiserv, Inc.*	111,407	6,216,511
Global Payments, Inc.	49,293	3,317,419
Jack Henry & Associates, Inc.	14,948	2,362,382
Mastercard, Inc., Class A	168,690	84,287,645
PayPal Holdings, Inc.	190,701	8,625,406
Visa, Inc., Class A	348,212	105,243,595

		418,858,807

Insurance (1.7%)
Aflac, Inc.	96,695	10,608,408
Allstate Corp. (The)	53,855	11,166,296
American International Group, Inc.	111,140	8,363,285
Aon plc, Class A	44,430	14,341,115
Arch Capital Group Ltd.*	74,044	7,107,484
Arthur J Gallagher & Co.	53,228	11,528,120
Assurant, Inc.	10,373	2,259,343
Brown & Brown, Inc.	60,641	3,954,400
Chubb Ltd.	75,340	24,555,566
Cincinnati Financial Corp.	32,317	5,085,080

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Erie Indemnity Co., Class A	5,262	$1,322,393
Everest Group Ltd.	8,430	2,755,346
Globe Life, Inc.	16,489	2,294,774
Hartford Insurance Group, Inc. (The)	57,770	7,812,237
Loews Corp.	34,998	3,735,687
Marsh & McLennan Cos., Inc.	100,279	17,393,393
MetLife, Inc.	114,017	8,063,282
Principal Financial Group, Inc.	40,978	3,692,528
Progressive Corp. (The)	121,401	24,066,534
Prudential Financial, Inc.	72,083	7,041,788
Travelers Cos., Inc. (The)	44,790	13,064,347
W.R. Berkley Corp.	61,716	4,090,536
Willis Towers Watson plc	19,694	5,725,046

		200,026,988

Total Financials		1,458,483,646

Health Care (9.4%)
Biotechnology (1.8%)
AbbVie, Inc.	366,086	79,620,044
Amgen, Inc.	111,538	39,244,645
Biogen, Inc.*	30,399	5,573,049
Gilead Sciences, Inc.	256,987	35,816,278
Incyte Corp.*	34,627	3,259,093
Moderna, Inc.*	72,032	3,659,226
Regeneron Pharmaceuticals, Inc.	20,880	16,132,723
Vertex Pharmaceuticals, Inc.*	52,612	23,493,363

		206,798,421

Health Care Equipment & Supplies (1.8%)
Abbott Laboratories	360,180	36,979,681
Align Technology, Inc.*	13,822	2,369,506
Baxter International, Inc.	106,568	1,790,342
Becton Dickinson & Co.	58,980	9,273,425
Boston Scientific Corp.*	307,184	19,275,796
Cooper Cos., Inc. (The)*	40,594	2,902,471
Dexcom, Inc.*	79,719	5,006,353
Edwards Lifesciences Corp.*	120,200	9,625,616
GE HealthCare Technologies, Inc.	94,401	6,719,463
Hologic, Inc.*	46,101	3,484,775
IDEXX Laboratories, Inc.*	16,540	9,293,661
Insulet Corp.*	14,571	3,057,579
Intuitive Surgical, Inc.*	73,560	33,910,424
Medtronic plc	265,549	23,009,821
ResMed, Inc.	30,175	6,773,684
Solventum Corp.*	30,538	1,994,131
STERIS plc	20,315	4,492,256
Stryker Corp.	71,341	23,441,939
Zimmer Biomet Holdings, Inc.	41,050	3,711,741

		207,112,664

Health Care Providers & Services (1.5%)
Cardinal Health, Inc.	48,742	10,299,672
Cencora, Inc.	40,294	12,657,957
Centene Corp.*	96,767	3,168,152
Cigna Group (The)	54,572	14,557,081
CVS Health Corp.	263,518	18,925,863
DaVita, Inc.*	6,918	1,063,227
Elevance Health, Inc.	45,716	13,383,359
HCA Healthcare, Inc.	32,424	15,344,334
Henry Schein, Inc.*	20,727	1,527,580
Humana, Inc.	24,979	4,331,109
Labcorp Holdings, Inc.	17,171	4,581,394
McKesson Corp.	25,371	21,955,048
Quest Diagnostics, Inc.	22,785	4,465,404
UnitedHealth Group, Inc.	187,630	50,770,802
Universal Health Services, Inc., Class B	11,441	2,047,596

		179,078,578

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	58,586	6,677,633
Bio-Techne Corp.(x)	32,407	1,693,590
Charles River Laboratories International, Inc.*	10,194	1,758,465
Danaher Corp.	130,317	24,708,103
IQVIA Holdings, Inc.*	35,130	5,991,070
Mettler-Toledo International, Inc.*	4,210	5,309,652
Revvity, Inc.	23,484	2,057,433
Thermo Fisher Scientific, Inc.	77,822	38,251,848
Waters Corp.*	20,315	6,049,807
West Pharmaceutical Services, Inc.	14,902	3,735,037

		96,232,638

Pharmaceuticals (3.5%)
Bristol-Myers Squibb Co.	421,823	25,583,565
Eli Lilly & Co.	164,137	150,968,288
Johnson & Johnson	499,172	122,017,604
Merck & Co., Inc.	514,111	61,842,412
Pfizer, Inc.	1,177,704	33,069,928
Viatris, Inc.	238,571	3,223,094
Zoetis, Inc.	87,437	10,335,928

		407,040,819

Total Health Care		1,096,263,120

Industrials (8.9%)
Aerospace & Defense (2.3%)
Axon Enterprise, Inc.*	16,345	6,941,558
Boeing Co. (The)*	162,672	32,376,608
GE Aerospace	217,245	61,647,614
General Dynamics Corp.	52,567	18,042,046
Howmet Aerospace, Inc.	83,048	19,139,242
Huntington Ingalls Industries, Inc.	8,129	3,088,207
L3Harris Technologies, Inc.	38,688	13,353,163
Lockheed Martin Corp.	41,939	25,347,512
Northrop Grumman Corp.	27,633	18,852,338
RTX Corp.	278,034	53,632,759
Textron, Inc.	36,075	3,158,727
TransDigm Group, Inc.	11,698	13,557,514

		269,137,288

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	24,570	4,080,340
Expeditors International of Washington, Inc.	27,760	3,976,065
FedEx Corp.	44,806	15,959,001
United Parcel Service, Inc., Class B	153,070	15,059,026

		39,074,432

Building Products (0.5%)
A.O. Smith Corp.	23,287	1,535,545
Allegion plc	17,820	2,589,068
Builders FirstSource, Inc.*	22,905	1,885,769
Carrier Global Corp.	162,744	9,164,115
Johnson Controls International plc	126,780	16,601,841
Lennox International, Inc.(x)	6,611	3,068,363
Masco Corp.	42,174	2,546,044
Trane Technologies plc	45,845	19,105,445

		56,496,190

Commercial Services & Supplies (0.4%)
Cintas Corp.	70,406	11,908,471
Copart, Inc.*	184,469	6,124,371
Republic Services, Inc.	41,679	9,128,534
Rollins, Inc.	60,787	3,246,634
Veralto Corp.	51,431	4,547,529
Waste Management, Inc.	76,861	17,661,889

		52,617,428

Construction & Engineering (0.3%)
Comfort Systems USA, Inc.	7,290	10,052,837
EMCOR Group, Inc.	9,273	6,846,348

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Quanta Services, Inc.	30,887	$16,957,581

		33,856,766

Electrical Equipment (1.2%)
AMETEK, Inc.	47,683	10,221,328
Eaton Corp. plc	80,451	28,774,909
Emerson Electric Co.	116,409	15,251,907
GE Vernova, Inc.	55,829	48,733,134
Generac Holdings, Inc.*	12,154	2,374,041
Hubbell, Inc., Class B	11,012	5,404,029
Rockwell Automation, Inc.	23,273	8,352,215
Vertiv Holdings Co., Class A	79,240	19,855,959

		138,967,522

Ground Transportation (0.8%)
CSX Corp.	385,178	15,811,557
JB Hunt Transport Services, Inc.	15,479	3,280,000
Norfolk Southern Corp.	46,517	13,350,379
Old Dominion Freight Line, Inc.	38,114	7,447,476
Uber Technologies, Inc.*	426,306	30,664,190
Union Pacific Corp.	122,911	29,820,667

		100,374,269

Industrial Conglomerates (0.4%)
3M Co.	109,098	15,844,303
Honeywell International, Inc.	131,507	29,724,527

		45,568,830

Machinery (1.8%)
Caterpillar, Inc.	96,377	68,279,249
Cummins, Inc.	28,619	15,397,594
Deere & Co.	52,218	29,414,399
Dover Corp.	27,936	5,823,259
Fortive Corp.	64,916	3,588,556
IDEX Corp.	15,504	2,938,783
Illinois Tool Works, Inc.	54,323	14,139,734
Ingersoll Rand, Inc.	73,723	5,906,687
Nordson Corp.	10,961	2,916,284
Otis Worldwide Corp.	80,517	6,206,250
PACCAR, Inc.	108,828	12,569,634
Parker-Hannifin Corp.	26,144	23,405,155
Pentair plc	33,896	2,952,681
Snap-on, Inc.	10,753	3,905,705
Stanley Black & Decker, Inc.	32,082	2,279,747
Westinghouse Air Brake Technologies Corp.	35,320	8,826,821
Xylem, Inc.	50,458	6,029,731

		214,580,269

Passenger Airlines (0.2%)
Delta Air Lines, Inc.	134,550	8,944,884
Southwest Airlines Co.	101,769	3,823,461
United Airlines Holdings, Inc.*	66,993	6,168,046

		18,936,391

Professional Services (0.4%)
Automatic Data Processing, Inc.	83,401	16,945,415
Broadridge Financial Solutions, Inc.	24,183	3,929,254
Equifax, Inc.	24,939	4,490,766
Jacobs Solutions, Inc.	24,327	3,096,341
Leidos Holdings, Inc.	26,483	4,118,636
Paychex, Inc.	66,919	6,164,578
Verisk Analytics, Inc.	28,869	5,477,893

		44,222,883

Trading Companies & Distributors (0.3%)
Fastenal Co.	237,827	11,035,173
United Rentals, Inc.	13,049	9,506,980
W.W. Grainger, Inc.	9,061	9,883,829

		30,425,982

Total Industrials		1,044,258,250

Information Technology (32.6%)
Communications Equipment (1.1%)
Arista Networks, Inc.*	213,889	26,261,291
Ciena Corp.*	29,176	11,326,998
Cisco Systems, Inc.	818,406	63,500,122
F5, Inc.*	11,707	3,387,186
Lumentum Holdings, Inc.(x)*	14,789	10,393,118
Motorola Solutions, Inc.	34,404	14,930,304

		129,799,019

Electronic Equipment, Instruments & Components (0.9%)
Amphenol Corp., Class A	254,125	32,108,694
CDW Corp.	26,968	3,263,667
Coherent Corp.*	38,834	9,250,647
Corning, Inc.	161,716	21,988,525
Jabil, Inc.	21,872	5,809,859
Keysight Technologies, Inc.*	35,527	10,031,759
TE Connectivity plc	60,780	12,704,236
Teledyne Technologies, Inc.*	9,725	5,883,722
Zebra Technologies Corp., Class A*	10,189	2,130,316

		103,171,425

IT Services (0.8%)
Accenture plc, Class A	127,451	25,272,259
Akamai Technologies, Inc.(x)*	29,799	3,422,415
Cognizant Technology Solutions Corp., Class A	99,061	6,077,393
EPAM Systems, Inc.*	11,443	1,549,382
Gartner, Inc.*	14,593	2,310,656
GoDaddy, Inc., Class A*	27,993	2,314,181
International Business Machines Corp.	193,615	46,930,340
VeriSign, Inc.	17,095	4,245,714

		92,122,340

Semiconductors & Semiconductor Equipment (14.3%)
Advanced Micro Devices, Inc.*	337,714	68,701,159
Analog Devices, Inc.	101,212	32,199,586
Applied Materials, Inc.	164,407	56,192,669
Broadcom, Inc.	980,083	303,345,489
First Solar, Inc.*	22,227	4,384,498
Intel Corp.*	972,556	42,918,896
KLA Corp.	27,151	39,977,404
Lam Research Corp.	258,663	55,265,937
Microchip Technology, Inc.	112,087	7,241,941
Micron Technology, Inc.	233,131	78,760,977
Monolithic Power Systems, Inc.	10,089	11,030,808
NVIDIA Corp.	5,033,356	877,817,286
NXP Semiconductors NV	52,130	10,262,312
ON Semiconductor Corp.*	81,615	5,053,601
Qnity Electronics, Inc.	43,387	5,005,992
QUALCOMM, Inc.	221,012	28,461,925
Skyworks Solutions, Inc.(x)	31,148	1,667,975
Teradyne, Inc.	32,439	9,616,866
Texas Instruments, Inc.	187,985	36,495,408

		1,674,400,729

Software (8.2%)
Adobe, Inc.*	85,029	20,668,849
AppLovin Corp., Class A*	56,133	22,340,934
Autodesk, Inc.*	43,912	10,512,533
Cadence Design Systems, Inc.*	56,382	15,666,866
Crowdstrike Holdings, Inc., Class A*	52,218	20,386,429
Datadog, Inc., Class A*	67,997	8,027,046
Fair Isaac Corp.*	4,914	5,245,892
Fortinet, Inc.*	130,930	10,699,600
Gen Digital, Inc.	114,163	2,149,689
Intuit, Inc.	57,640	24,922,383
Microsoft Corp.	1,538,100	569,358,477
Oracle Corp.	351,240	51,670,916
Palantir Technologies, Inc., Class A*	473,163	69,214,284

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Palo Alto Networks, Inc.*	167,380	$26,834,362
PTC, Inc.*	24,648	3,512,094
Roper Technologies, Inc.	22,080	7,813,229
Salesforce, Inc.	194,085	36,229,847
ServiceNow, Inc.*	216,662	22,652,012
Synopsys, Inc.*	39,628	15,711,709
Trimble, Inc.*	49,282	3,214,665
Tyler Technologies, Inc.*	8,913	3,051,633
Workday, Inc., Class A*	44,120	5,732,070

		955,615,519

Technology Hardware, Storage & Peripherals (7.3%)
Apple, Inc.	3,040,964	771,766,254
Dell Technologies, Inc., Class C	61,558	10,103,514
Hewlett Packard Enterprise Co.	275,241	6,553,488
HP, Inc.	190,146	3,652,705
NetApp, Inc.	41,025	4,200,550
Sandisk Corp.*	30,573	19,424,250
Seagate Technology Holdings plc	45,170	17,695,799
Super Micro Computer, Inc.*	104,220	2,373,089
Western Digital Corp.	70,226	18,995,431

		854,765,080

Total Information Technology		3,809,874,112

Materials (2.1%)
Chemicals (1.2%)
Air Products and Chemicals, Inc.	46,120	13,397,399
Albemarle Corp.	24,410	4,382,327
CF Industries Holdings, Inc.	32,308	4,194,871
Corteva, Inc.	139,303	11,661,054
Dow, Inc.	148,626	6,190,273
DuPont de Nemours, Inc.	84,758	3,881,916
Ecolab, Inc.	52,801	14,046,122
International Flavors & Fragrances, Inc.	53,360	3,871,268
Linde plc	96,721	47,950,403
LyondellBasell Industries NV, Class A	53,337	4,296,829
Mosaic Co. (The)	65,746	1,676,523
PPG Industries, Inc.	46,481	4,967,889
Sherwin-Williams Co. (The)	47,753	15,307,224

		135,824,098

Construction Materials (0.2%)
CRH plc	138,836	14,594,440
Martin Marietta Materials, Inc.	12,492	7,353,791
Vulcan Materials Co.	27,369	7,452,579

		29,400,810

Containers & Packaging (0.2%)
Amcor plc	95,706	3,804,313
Avery Dennison Corp.	16,010	2,764,607
Ball Corp.	55,509	3,281,137
International Paper Co.	109,375	3,904,687
Packaging Corp. of America	18,512	3,928,617
Smurfit Westrock plc	108,207	4,312,049

		21,995,410

Metals & Mining (0.5%)
Freeport-McMoRan, Inc.	297,693	17,498,395
Newmont Corp.	226,038	24,468,614
Nucor Corp.	47,404	8,016,016
Steel Dynamics, Inc.	28,434	5,118,120

		55,101,145

Total Materials		242,321,463

Real Estate (1.9%)
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	32,307	1,499,691
Healthpeak Properties, Inc. (REIT)	143,967	2,365,378
Ventas, Inc. (REIT)	98,381	8,045,598
Welltower, Inc. (REIT)	144,528	28,574,631

		40,485,298

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	132,473	2,538,183

Industrial REITs (0.2%)
Prologis, Inc. (REIT)	192,543	25,450,334

Office REITs (0.0%)†
BXP, Inc. (REIT)	30,542	1,585,130

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	60,186	8,152,795
CoStar Group, Inc.*	87,788	3,541,368

		11,694,163

Residential REITs (0.2%)
AvalonBay Communities, Inc. (REIT)	29,329	4,790,892
Camden Property Trust (REIT)	21,419	2,091,780
Equity Residential (REIT)	71,213	4,212,249
Essex Property Trust, Inc. (REIT)	13,348	3,230,216
Invitation Homes, Inc. (REIT)	116,819	2,902,952
Mid-America Apartment Communities, Inc. (REIT)	24,214	2,957,014
UDR, Inc. (REIT)	62,294	2,104,291

		22,289,394

Retail REITs (0.3%)
Federal Realty Investment Trust (REIT)	16,262	1,727,187
Kimco Realty Corp. (REIT)	139,628	3,137,441
Realty Income Corp. (REIT)	190,544	11,657,482
Regency Centers Corp. (REIT)	34,097	2,579,779
Simon Property Group, Inc. (REIT)	67,363	12,565,220

		31,667,109

Specialized REITs (0.8%)
American Tower Corp. (REIT)	96,969	16,734,910
Crown Castle, Inc. (REIT)	90,203	7,334,406
Digital Realty Trust, Inc. (REIT)	66,893	12,054,788
Equinix, Inc. (REIT)	20,352	19,949,844
Extra Space Storage, Inc. (REIT)	43,964	5,764,999
Iron Mountain, Inc. (REIT)	61,278	6,258,935
Public Storage (REIT)	32,718	8,862,652
SBA Communications Corp. (REIT)	22,070	3,798,468
VICI Properties, Inc. (REIT), Class A	221,387	6,048,293
Weyerhaeuser Co. (REIT)	149,247	3,646,104

		90,453,399

Total Real Estate		226,163,010

Utilities (2.5%)
Electric Utilities (1.7%)
Alliant Energy Corp.	53,245	3,820,861
American Electric Power Co., Inc.	112,031	14,685,023
Constellation Energy Corp.	64,548	18,025,029
Duke Energy Corp.	161,080	21,091,815
Edison International	79,703	5,832,666
Entergy Corp.	93,695	10,527,570
Evergy, Inc.	47,685	3,906,355
Eversource Energy	77,714	5,384,026
Exelon Corp.	211,876	10,386,162
FirstEnergy Corp.	107,689	5,455,525
NextEra Energy, Inc.	431,379	40,066,481
NRG Energy, Inc.	43,990	6,428,699
PG&E Corp.	455,274	7,999,164
Pinnacle West Capital Corp.	24,792	2,497,794
PPL Corp.	153,225	5,853,195

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Southern Co. (The)	228,076	$22,013,896
Xcel Energy, Inc.	122,528	9,733,624

		193,707,885

Gas Utilities (0.0%)†
Atmos Energy Corp.	34,268	6,329,985

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	147,505	2,078,346
Vistra Corp.	66,061	9,930,950

		12,009,296

Multi-Utilities (0.7%)
Ameren Corp.	57,252	6,293,140
CenterPoint Energy, Inc.	135,231	5,836,570
CMS Energy Corp.	63,470	4,924,002
Consolidated Edison, Inc.	74,762	8,461,563
Dominion Energy, Inc.	176,874	10,934,351
DTE Energy Co.	43,018	6,290,092
NiSource, Inc.	99,121	4,624,986
Public Service Enterprise Group, Inc.	103,392	8,369,582
Sempra	135,193	13,136,704
WEC Energy Group, Inc.	67,414	7,804,519

		76,675,509

Water Utilities (0.0%)†
American Water Works Co., Inc.	40,428	5,501,846

Total Utilities		294,224,521

Total Common Stocks (99.0%) (Cost $2,671,981,578)		11,577,953,972

SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
Goldman Sachs Financial Square Funds - Government Fund 3.56% (7 day yield) (xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	10,601,183	10,601,183
State Street Institutional U.S. Government Money Market Fund, Premier Shares 3.60% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		20,601,183

Total Short-Term Investments (0.2%) (Cost $20,601,183)		20,601,183

Total Investments in Securities (99.2%) (Cost $2,692,582,761)		11,598,555,155
Other Assets Less Liabilities (0.8%)		94,751,431

Net Assets (100%)		$11,693,306,586

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $43,602,620.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $21,045,867. This was collateralized by cash of $20,629,758 of which $20,601,183 was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	331	6/2026	USD	108,745,913	(451,006)

					(451,006)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$1,190,925,367	$—	$—	$1,190,925,367
Consumer Discretionary	1,142,295,431	—	—	1,142,295,431
Consumer Staples	608,601,612	—	—	608,601,612
Energy	464,543,440	—	—	464,543,440
Financials	1,458,483,646	—	—	1,458,483,646
Health Care	1,096,263,120	—	—	1,096,263,120
Industrials	1,044,258,250	—	—	1,044,258,250
Information Technology	3,809,874,112	—	—	3,809,874,112
Materials	242,321,463	—	—	242,321,463
Real Estate	226,163,010	—	—	226,163,010
Utilities	294,224,521	—	—	294,224,521
Short-Term Investments
Investment Companies	20,601,183	—	—	20,601,183

Total Assets	$11,598,555,155	$—	$—	$11,598,555,155

Liabilities:
Futures	$(451,006)	$—	$—	$(451,006)

Total Liabilities	$(451,006)	$—	$—	$(451,006)

Total	$11,598,104,149	$—	$—	$11,598,104,149

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,108,532,131
Aggregate gross unrealized depreciation	(217,006,355)

Net unrealized appreciation	$8,891,525,776

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,706,578,373

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.3%)
Diversified Telecommunication Services (0.4%)
AST SpaceMobile, Inc., Class A(x)*	10,400	$861,848
AT&T, Inc.	93,300	2,704,767
Orange SA	79,000	1,614,149

		5,180,764

Entertainment (0.8%)
IMAX Corp.*	14,642	556,542
Netflix, Inc.*	41,920	4,030,608
ROBLOX Corp., Class A*	24,400	1,380,064
Roku, Inc.*	14,700	1,390,914
Spotify Technology SA*	5,500	2,667,005
Walt Disney Co. (The)	14,500	1,397,510

		11,422,643

Interactive Media & Services (8.0%)
Alphabet, Inc., Class A	47,167	13,563,343
Alphabet, Inc., Class C	249,640	71,611,730
Meta Platforms, Inc., Class A	48,429	27,707,684

		112,882,757

Media (0.6%)
EchoStar Corp., Class A(x)*	31,190	3,651,413
Fox Corp., Class A	42,300	2,470,320
Omnicom Group, Inc.	35,300	2,658,443

		8,780,176

Wireless Telecommunication Services (0.5%)
T-Mobile US, Inc.	30,200	6,342,906

Total Communication Services		144,609,246

Consumer Discretionary (9.8%)
Automobiles (1.8%)
General Motors Co.	6,500	484,250
Tesla, Inc.*	65,860	24,483,455

		24,967,705

Broadline Retail (4.2%)
Amazon.com, Inc.*	271,400	56,524,478
Etsy, Inc.*	10,100	504,798
Prosus NV	34,100	1,558,814

		58,588,090

Distributors (0.0%)†
LKQ Corp.	27,400	804,738

Diversified Consumer Services (0.1%)
Service Corp. International	23,700	1,955,487

Hotels, Restaurants & Leisure (1.6%)
Airbnb, Inc., Class A*	18,100	2,285,668
Booking Holdings, Inc.	514	2,164,104
Chipotle Mexican Grill, Inc.*	46,900	1,501,269
Churchill Downs, Inc.	12,800	1,149,824
Domino’s Pizza, Inc.(x)	4,480	1,607,379
DoorDash, Inc., Class A*	3,600	540,540
DraftKings, Inc., Class A*	41,900	905,878
Dutch Bros, Inc., Class A*	10,400	526,864
Expedia Group, Inc.	2,700	623,403
Marriott International, Inc., Class A	11,210	3,666,455
Restaurant Brands International, Inc.	16,700	1,235,783
Starbucks Corp.	22,400	2,006,816
Wingstop, Inc.	2,000	309,940
Wyndham Hotels & Resorts, Inc.	13,600	1,104,728
Wynn Resorts Ltd.	2,100	213,255
Yum! Brands, Inc.	15,550	2,417,714

		22,259,620

Household Durables (0.2%)
PulteGroup, Inc.	16,100	1,893,521
Somnigroup International, Inc.	11,800	872,256

		2,765,777

Specialty Retail (1.6%)
Bath & Body Works, Inc.	11,000	205,370
Bob’s Discount Furniture, Inc.(x)*	28,300	332,525
Dick’s Sporting Goods, Inc.	5,300	1,050,937
Floor & Decor Holdings, Inc., Class A*	15,000	762,000
Home Depot, Inc. (The)	13,820	4,545,260
Lithia Motors, Inc., Class A	3,200	799,104
Lowe’s Cos., Inc.	37,454	8,849,631
Ross Stores, Inc.	22,700	4,917,501
Valvoline, Inc.(x)*	13,200	444,576

		21,906,904

Textiles, Apparel & Luxury Goods (0.3%)
Amer Sports, Inc.*	8,500	279,820
Birkenstock Holding plc(x)*	13,300	476,539
NIKE, Inc., Class B	46,950	2,479,899
PVH Corp.	13,900	969,664

		4,205,922

Total Consumer Discretionary		137,454,243

Consumer Staples (5.2%)
Beverages (1.5%)
Coca-Cola Co. (The)	151,006	11,484,006
Constellation Brands, Inc., Class A	6,403	960,450
Diageo plc	32,900	611,292
Keurig Dr Pepper, Inc.	114,974	3,027,265
Monster Beverage Corp.*	17,571	1,273,195
PepsiCo, Inc.	22,903	3,556,607

		20,912,815

Consumer Staples Distribution & Retail (2.0%)
Alimentation Couche-Tard, Inc.	21,320	1,208,455
BJ’s Wholesale Club Holdings, Inc.*	11,100	1,092,462
Costco Wholesale Corp.	10,597	10,559,169
Kroger Co. (The)	18,800	1,360,368
Target Corp.	13,050	1,581,660
Walmart, Inc.	97,063	12,062,990

		27,865,104

Food Products (0.3%)
Bunge Global SA	4,800	610,560
J M Smucker Co. (The)	2,700	260,388
Lamb Weston Holdings, Inc.	4,441	187,676
McCormick & Co., Inc. (Non-Voting)	5,100	257,244
Mondelez International, Inc., Class A	44,831	2,584,059

		3,899,927

Household Products (0.7%)
Colgate-Palmolive Co.	11,900	1,014,237
Procter & Gamble Co. (The)	67,974	9,818,165

		10,832,402

Personal Care Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	6,937	497,869
Kenvue, Inc.	130,826	2,255,440

		2,753,309

Tobacco (0.5%)
British American Tobacco plc (ADR)	39,800	2,327,106
Philip Morris International, Inc.	29,600	4,894,064

		7,221,170

Total Consumer Staples		73,484,727

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (4.0%)
Energy Equipment & Services (0.1%)
SLB Ltd.	32,286	$1,659,177

Oil, Gas & Consumable Fuels (3.9%)
Athabasca Oil Corp.*	329,091	2,661,400
Chevron Corp.	23,913	4,947,600
ConocoPhillips	51,794	6,836,808
Exxon Mobil Corp.	140,303	23,803,807
Galp Energia SGPS SA	17,650	429,098
Imperial Oil Ltd.	47,919	6,276,559
Murphy Oil Corp.	7,169	295,721
Phillips 66	14,439	2,630,497
Shell plc (ADR)	32,219	2,996,367
Strathcona Resources Ltd.	14,210	430,458
Valero Energy Corp.	14,317	3,537,444

		54,845,759

Total Energy		56,504,936

Financials (12.4%)
Banks (3.8%)
Bank of America Corp.	320,953	15,646,459
BOK Financial Corp.	7,100	909,226
Citigroup, Inc.	51,781	5,872,483
JPMorgan Chase & Co.	19,571	5,757,005
KeyCorp	80,613	1,616,290
M&T Bank Corp.	10,550	2,180,896
Popular, Inc.	7,600	1,019,692
Truist Financial Corp.	67,500	3,102,975
UMB Financial Corp.	10,453	1,178,994
US Bancorp	66,588	3,463,242
Wells Fargo & Co.	156,298	12,442,884
Wintrust Financial Corp.	4,000	555,760

		53,745,906

Capital Markets (3.2%)
Amundi SA(m)	10,500	903,072
BlackRock, Inc.	5,347	5,142,263
Blue Owl Capital, Inc., Class A(x)	120,800	1,102,904
Carlyle Group, Inc. (The)(x)	28,600	1,383,954
Charles Schwab Corp. (The)	78,657	7,392,185
Evercore, Inc., Class A	5,200	1,552,252
Intercontinental Exchange, Inc.	24,564	3,863,426
KKR & Co., Inc.	71,560	6,619,300
MarketAxess Holdings, Inc.	9,364	1,544,873
Moody’s Corp.	7,000	3,053,750
Nasdaq, Inc.	31,100	2,640,079
Northern Trust Corp.	11,110	1,550,622
Raymond James Financial, Inc.	19,600	2,837,884
State Street Corp.	22,912	2,899,743
Virtu Financial, Inc., Class A	45,858	2,016,835

		44,503,142

Consumer Finance (0.4%)
Capital One Financial Corp.	23,500	4,287,105
SLM Corp.	41,600	890,656

		5,177,761

Financial Services (2.9%)
Apollo Global Management, Inc.	35,162	3,917,750
Berkshire Hathaway, Inc., Class A*	4	2,872,560
Berkshire Hathaway, Inc., Class B*	9,838	4,714,370
Corpay, Inc.*	8,600	2,502,514
Mastercard, Inc., Class A	53,650	26,806,759

		40,813,953

Insurance (2.1%)
American Financial Group, Inc.	16,729	2,136,461
Arthur J Gallagher & Co.	21,735	4,707,366
Baldwin Insurance Group, Inc. (The), Class A(x)*	79,296	1,739,754
Brown & Brown, Inc.	54,000	3,521,340
Chubb Ltd.	25,101	8,181,169
Hartford Insurance Group, Inc. (The)	17,849	2,413,720
Hiscox Ltd.	145,714	2,936,652
Reinsurance Group of America, Inc.	17,165	3,504,407
Unum Group	12,305	898,634

		30,039,503

Total Financials		174,280,265

Health Care (9.0%)
Biotechnology (1.9%)
AbbVie, Inc.	39,060	8,495,159
Argenx SE (ADR)*	2,811	2,052,733
Caris Life Sciences, Inc.(x)*	26,900	480,972
Cogent Biosciences, Inc.*	26,148	1,006,436
Dianthus Therapeutics, Inc.*	5,100	427,992
Gilead Sciences, Inc.	73,048	10,180,700
Insmed, Inc.*	1,877	306,927
Kymera Therapeutics, Inc.*	4,600	383,134
Moderna, Inc.*	21,200	1,076,960
Nuvalent, Inc., Class A*	9,700	993,765
Praxis Precision Medicines, Inc.*	1,200	386,628
Roivant Sciences Ltd.*	9,900	274,230
Swedish Orphan Biovitrum AB*	9,527	398,309
Travere Therapeutics, Inc.*	10,100	300,071

		26,764,016

Health Care Equipment & Supplies (1.0%)
Boston Scientific Corp.*	34,252	2,149,313
Edwards Lifesciences Corp.*	51,552	4,128,284
Intuitive Surgical, Inc.*	5,949	2,742,430
Medline, Inc., Class A*	41,200	1,833,400
Shoulder Innovations, Inc.(x)*	18,300	265,899
Stryker Corp.	8,817	2,897,178

		14,016,504

Health Care Providers & Services (1.2%)
Cencora, Inc.	18,257	5,735,254
CVS Health Corp.	72,376	5,198,044
HCA Healthcare, Inc.	5,193	2,457,536
Henry Schein, Inc.*	27,500	2,026,750
UnitedHealth Group, Inc.	8,195	2,217,485

		17,635,069

Life Sciences Tools & Services (0.7%)
Bio-Techne Corp.	10,200	533,052
Danaher Corp.	33,674	6,384,590
Thermo Fisher Scientific, Inc.	5,747	2,824,823

		9,742,465

Pharmaceuticals (4.2%)
Amylyx Pharmaceuticals, Inc.*	33,243	462,078
Elanco Animal Health, Inc.(x)*	164,398	3,934,044
Eli Lilly & Co.	23,601	21,707,492
Jazz Pharmaceuticals plc*	10,800	2,041,740
Johnson & Johnson	47,870	11,701,343
Merck & Co., Inc.	72,390	8,707,793
Roche Holding AG	3,240	1,279,365
Teva Pharmaceutical Industries Ltd. (ADR)*	44,414	1,337,750
UCB SA	24,164	7,278,462

		58,450,067

Total Health Care		126,608,121

Industrials (9.0%)
Aerospace & Defense (2.8%)
Boeing Co. (The)*	31,275	6,224,663

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
GE Aerospace	41,493	$11,774,469
Howmet Aerospace, Inc.	28,730	6,621,116
Lockheed Martin Corp.	8,475	5,122,205
Northrop Grumman Corp.	5,289	3,608,368
RTX Corp.	12,589	2,428,418
TransDigm Group, Inc.	2,870	3,326,215

		39,105,454

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	2,450	406,872
FedEx Corp.	4,740	1,688,293

		2,095,165

Building Products (0.6%)
Trane Technologies plc	21,469	8,946,991

Commercial Services & Supplies (0.3%)
Cintas Corp.	12,880	2,178,523
Republic Services, Inc.	11,180	2,448,644

		4,627,167

Construction & Engineering (0.3%)
MasTec, Inc.*	960	308,870
Quanta Services, Inc.	6,690	3,672,944

		3,981,814

Electrical Equipment (1.3%)
AMETEK, Inc.	22,627	4,850,324
Eaton Corp. plc	11,550	4,131,089
GE Vernova, Inc.	10,520	9,182,908
Nextpower, Inc., Class A*	4,170	502,693

		18,667,014

Ground Transportation (0.7%)
CSX Corp.	55,630	2,283,611
Old Dominion Freight Line, Inc.	13,800	2,696,520
Uber Technologies, Inc.*	45,040	3,239,727
Union Pacific Corp.	5,990	1,453,294

		9,673,152

Machinery (2.5%)
Caterpillar, Inc.	12,120	8,586,535
Cummins, Inc.	10,170	5,471,663
Dover Corp.	11,920	2,484,724
Ingersoll Rand, Inc.	26,580	2,129,590
PACCAR, Inc.	35,320	4,079,460
Parker-Hannifin Corp.	10,324	9,242,458
Westinghouse Air Brake Technologies Corp.	11,930	2,981,426

		34,975,856

Professional Services (0.1%)
TransUnion	26,900	1,861,211

Trading Companies & Distributors (0.2%)
Fastenal Co.	33,890	1,572,496
United Rentals, Inc.	1,530	1,114,697

		2,687,193

Total Industrials		126,621,017

Information Technology (32.2%)
Communications Equipment (2.0%)
Arista Networks, Inc.*	91,107	11,186,117
Cisco Systems, Inc.	102,912	7,984,942
Lumentum Holdings, Inc.(x)*	9,700	6,816,772
Motorola Solutions, Inc.	3,500	1,518,895

		27,506,726

Electronic Equipment, Instruments & Components (2.0%)
Amphenol Corp., Class A	35,889	4,534,575
Chroma ATE, Inc.	113,000	5,402,675
Coherent Corp.*	23,600	5,621,756
Corning, Inc.	32,600	4,432,622
Delta Electronics, Inc.	167,000	7,432,786
Elite Material Co. Ltd.	3,000	251,153

		27,675,567

Semiconductors & Semiconductor Equipment (16.0%)
Advanced Micro Devices, Inc.*	6,800	1,383,324
Applied Materials, Inc.	4,800	1,640,592
ASM International NV	1,100	837,900
Broadcom, Inc.	101,232	31,332,316
Disco Corp.	2,000	801,394
First Solar, Inc.*	2,672	527,079
Intel Corp.*	16,500	728,145
Jentech Precision Industrial Co. Ltd.	19,000	2,352,745
KLA Corp.	3,100	4,564,471
Lam Research Corp.	42,200	9,016,452
MACOM Technology Solutions Holdings, Inc.*	12,700	2,820,289
Marvell Technology, Inc.	63,500	6,289,675
Micron Technology, Inc.	40,922	13,825,089
NVIDIA Corp.	682,045	118,948,648
NXP Semiconductors NV	13,737	2,704,266
SiTime Corp.*	5,400	1,864,890
SK hynix, Inc.	11,700	6,363,544
Taiwan Semiconductor Manufacturing Co. Ltd.	131,000	7,385,182
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	28,300	9,563,985
Teradyne, Inc.	4,000	1,185,840

		224,135,826

Software (5.6%)
Cadence Design Systems, Inc.*	14,400	4,001,328
Datadog, Inc., Class A*	42,200	4,981,710
Microsoft Corp.	171,000	63,299,070
Oracle Corp.	1,471	216,399
Palantir Technologies, Inc., Class A*	17,200	2,516,016
Synopsys, Inc.*	10,400	4,123,392

		79,137,915

Technology Hardware, Storage & Peripherals (6.6%)
Apple, Inc.	340,954	86,530,716
Sandisk Corp.*	400	254,136
Seagate Technology Holdings plc	15,500	6,072,280

		92,857,132

Total Information Technology		451,313,166

Materials (2.1%)
Chemicals (1.2%)
Air Products and Chemicals, Inc.	5,199	1,510,257
Balchem Corp.	2,840	481,323
CF Industries Holdings, Inc.	2,710	351,866
Corteva, Inc.	19,562	1,637,535
Dow, Inc.	23,486	978,192
Ecolab, Inc.	8,626	2,294,689
Ecovyst, Inc.*	18,020	231,737
Linde plc	11,507	5,704,710
LyondellBasell Industries NV, Class A	12,466	1,004,261
Mosaic Co. (The)	18,104	461,652
Sherwin-Williams Co. (The)	3,598	1,153,339
Solstice Advanced Materials, Inc.	12,260	933,722
Westlake Corp.	990	115,652

		16,858,935

Construction Materials (0.2%)
CRH plc	11,170	1,174,190
James Hardie Industries plc (ADR)*	26,600	503,804

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Martin Marietta Materials, Inc.	2,580	$1,518,795

		3,196,789

Containers & Packaging (0.1%)
Packaging Corp. of America	1,760	373,507
Smurfit Westrock plc	24,210	964,769

		1,338,276

Metals & Mining (0.6%)
Altius Minerals Corp.	15,512	545,613
First Quantum Minerals Ltd.*	12,793	305,870
Freeport-McMoRan, Inc.	33,023	1,941,092
Newmont Corp.	25,277	2,736,235
Nucor Corp.	9,284	1,569,924
Wheaton Precious Metals Corp.	2,908	380,977

		7,479,711

Total Materials		28,873,711

Real Estate (2.0%)
Health Care REITs (0.3%)
Ventas, Inc. (REIT)	54,219	4,434,030
Welltower, Inc. (REIT)	1,010	199,687

		4,633,717

Industrial REITs (0.2%)
Prologis, Inc. (REIT)	20,194	2,669,243
Terreno Realty Corp. (REIT)	8,170	501,801

		3,171,044

Real Estate Management & Development (0.2%)
Compass, Inc., Class A*	61,600	450,296
CoStar Group, Inc.*	12,700	512,318
Jones Lang LaSalle, Inc.*	4,490	1,366,397

		2,329,011

Residential REITs (0.2%)
Camden Property Trust (REIT)	23,175	2,263,270
Invitation Homes, Inc. (REIT)	20,603	511,985

		2,775,255

Retail REITs (0.3%)
Federal Realty Investment Trust (REIT)	11,250	1,194,862
Macerich Co. (The) (REIT)	68,572	1,296,011
NNN REIT, Inc. (REIT)	11,327	476,074
Tanger, Inc. (REIT)	11,689	397,192

		3,364,139

Specialized REITs (0.8%)
American Tower Corp. (REIT)	20,402	3,520,977
Equinix, Inc. (REIT)	3,866	3,789,608
Extra Space Storage, Inc. (REIT)	13,591	1,782,188
Four Corners Property Trust, Inc. (REIT)	17,350	410,328
Iron Mountain, Inc. (REIT)	12,830	1,310,456
Lamar Advertising Co. (REIT), Class A	1,620	205,189

		11,018,746

Total Real Estate		27,291,912

Utilities (2.4%)
Electric Utilities (1.8%)
Alliant Energy Corp.	9,720	697,507
American Electric Power Co., Inc.	12,330	1,616,216
Constellation Energy Corp.	9,786	2,732,740
Duke Energy Corp.	17,780	2,328,113
Entergy Corp.	17,680	1,986,525
Evergy, Inc.	13,750	1,126,400
Exelon Corp.	36,190	1,774,034
NextEra Energy, Inc.	58,120	5,398,186
NRG Energy, Inc.	15,280	2,233,019
PG&E Corp.	78,080	1,371,866
PPL Corp.	31,610	1,207,502
Southern Co. (The)	9,810	946,861
Xcel Energy, Inc.	21,540	1,711,138

		25,130,107

Independent Power and Renewable Electricity Producers (0.1%)
Vistra Corp.	11,830	1,778,404

Multi-Utilities (0.5%)
Ameren Corp.	12,560	1,380,595
CenterPoint Energy, Inc.	32,470	1,401,405
NiSource, Inc.	23,880	1,114,241
Sempra	22,700	2,205,759

		6,102,000

Total Utilities		33,010,511

Total Common Stocks (98.4%) (Cost $843,120,325)		1,380,051,855

EXCHANGE TRADED FUNDS (ETF):
Equity (0.8%)
iShares Core S&P 500 ETF	17,900	11,692,459

Total Exchange Traded Funds (0.8%) (Cost $11,722,741)		11,692,459

MASTER LIMITED PARTNERSHIPS:
Energy (0.0%)†
Oil, Gas & Consumable Fuels (0.0%)†
Sunoco LP (Cost $431,157)	6,560	426,203

SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	1,368,011	1,368,011

Total Short-Term Investments (0.1%) (Cost $1,368,011)		1,368,011

Total Investments in Securities (99.3%) (Cost $856,642,234)		1,393,538,528
Other Assets Less Liabilities (0.7%)		9,665,821

Net Assets (100%)		$1,403,204,349

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the market value or fair value, as applicable, of these securities amounted to $903,072 or 0.1% of net assets.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $17,172,476. This was collateralized by $15,445,266 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.375%, maturing 4/15/26 – 11/15/55 and by cash of $1,368,011 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$142,995,097	$1,614,149	$—	$144,609,246
Consumer Discretionary	135,895,429	1,558,814	—	137,454,243
Consumer Staples	72,873,435	611,292	—	73,484,727
Energy	56,075,838	429,098	—	56,504,936
Financials	170,440,541	3,839,724	—	174,280,265
Health Care	117,651,985	8,956,136	—	126,608,121
Industrials	126,621,017	—	—	126,621,017
Information Technology	420,485,787	30,827,379	—	451,313,166
Materials	28,873,711	—	—	28,873,711
Real Estate	27,291,912	—	—	27,291,912
Utilities	33,010,511	—	—	33,010,511
Exchange Traded Funds	11,692,459	—	—	11,692,459
Master Limited Partnerships
Energy	426,203	—	—	426,203
Short-Term Investments
Investment Companies	1,368,011	—	—	1,368,011

Total Assets	$1,345,701,936	$47,836,592	$—	$1,393,538,528

Total Liabilities	$—	$—	$—	$—

Total	$1,345,701,936	$47,836,592	$—	$1,393,538,528

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$570,113,651
Aggregate gross unrealized depreciation	(36,029,747)

Net unrealized appreciation	$534,083,904

Federal income tax cost of investments in securities and derivative instruments, if applicable	$859,454,624

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.9%)
Hotels, Restaurants & Leisure (2.0%)
McDonald’s Corp.	21,691	$6,741,346

Household Durables (0.9%)
DR Horton, Inc.	21,330	2,926,902

Specialty Retail (4.0%)
Lowe’s Cos., Inc.	22,835	5,395,454
Ross Stores, Inc.	22,052	4,777,125
Tractor Supply Co.	75,601	3,424,725

		13,597,304

Total Consumer Discretionary		23,265,552

Consumer Staples (7.7%)
Beverages (1.0%)
PepsiCo, Inc.	20,984	3,258,606

Consumer Staples Distribution & Retail (4.7%)
Casey’s General Stores, Inc.	5,453	3,969,021
Walmart, Inc.	96,697	12,017,503

		15,986,524

Household Products (2.0%)
Procter & Gamble Co. (The)	47,403	6,846,889

Total Consumer Staples		26,092,019

Energy (4.4%)
Oil, Gas & Consumable Fuels (4.4%)
Chevron Corp.	28,866	5,972,376
EOG Resources, Inc.	28,928	4,182,121
Exxon Mobil Corp.	27,508	4,667,007

Total Energy		14,821,504

Financials (16.7%)
Banks (3.7%)
JPMorgan Chase & Co.	42,823	12,596,814

Capital Markets (9.0%)
Ares Management Corp., Class A	42,867	4,676,790
Charles Schwab Corp. (The)	67,990	6,389,700
KKR & Co., Inc.	14,228	1,316,090
Morgan Stanley	53,267	8,766,150
Nasdaq, Inc.	76,940	6,531,437
S&P Global, Inc.	6,479	2,755,778

		30,435,945

Financial Services (3.1%)
Visa, Inc., Class A	34,550	10,442,392

Insurance (0.9%)
Erie Indemnity Co., Class A	1,968	494,578
Marsh & McLennan Cos., Inc.	15,803	2,741,030

		3,235,608

Total Financials		56,710,759

Health Care (14.8%)
Biotechnology (1.8%)
AbbVie, Inc.	27,766	6,038,827

Health Care Equipment & Supplies (4.9%)
Abbott Laboratories	60,987	6,261,535
STERIS plc	13,889	3,071,275
Stryker Corp.	21,893	7,193,821

		16,526,631

Life Sciences Tools & Services (1.5%)
Danaher Corp.	27,133	5,144,417

Pharmaceuticals (6.6%)
Eli Lilly & Co.	10,927	10,050,327
Johnson & Johnson	36,739	8,980,481
Merck & Co., Inc.	28,383	3,414,191

		22,444,999

Total Health Care		50,154,874

Industrials (13.9%)
Aerospace & Defense (3.3%)
General Dynamics Corp.	14,268	4,897,063
RTX Corp.	32,150	6,201,735

		11,098,798

Building Products (2.6%)
Carlisle Cos., Inc.	8,774	2,927,182
Johnson Controls International plc	44,188	5,786,418

		8,713,600

Commercial Services & Supplies (1.2%)
Cintas Corp.	23,873	4,037,879

Electrical Equipment (1.5%)
nVent Electric plc	42,751	5,056,588

Ground Transportation (1.1%)
Old Dominion Freight Line, Inc.	19,532	3,816,553

Industrial Conglomerates (0.9%)
Honeywell International, Inc.	14,056	3,177,078

Machinery (1.7%)
Parker-Hannifin Corp.	6,454	5,777,879

Trading Companies & Distributors (1.6%)
W.W. Grainger, Inc.	5,116	5,580,584

Total Industrials		47,258,959

Information Technology (25.2%)
Communications Equipment (1.0%)
Motorola Solutions, Inc.	7,594	3,295,568

IT Services (0.7%)
Accenture plc, Class A	12,791	2,536,327

Semiconductors & Semiconductor Equipment (10.5%)
Analog Devices, Inc.	25,602	8,145,020
Applied Materials, Inc.	16,387	5,600,913
Broadcom, Inc.	51,422	15,915,623
Texas Instruments, Inc.	29,831	5,791,391

		35,452,947

Software (9.2%)
Intuit, Inc.	2,265	979,341
Microsoft Corp.	55,317	20,476,694
Oracle Corp.	56,886	8,368,499
Roper Technologies, Inc.	4,055	1,434,902

		31,259,436

Technology Hardware, Storage & Peripherals (3.8%)
Apple, Inc.	51,163	12,984,658

Total Information Technology		85,528,936

Materials (5.3%)
Chemicals (5.3%)
Ecolab, Inc.	16,208	4,311,652

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Linde plc	22,363	$11,086,681
Sherwin-Williams Co. (The)	8,371	2,683,324

Total Materials		18,081,657

Utilities (3.9%)
Electric Utilities (1.5%)
NextEra Energy, Inc.	53,176	4,938,987

Multi-Utilities (2.4%)
Ameren Corp.	36,565	4,019,225
WEC Energy Group, Inc.	35,555	4,116,202

		8,135,427

Total Utilities		13,074,414

Total Common Stocks (98.8%) (Cost $210,770,941)		334,988,674

SHORT-TERM INVESTMENTS:
Investment Companies (1.3%)
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	4,411,370	4,411,811

Total Short-Term Investments (1.3%) (Cost $4,413,071)		4,411,811

Total Investments in Securities (100.1%) (Cost $215,184,012)		339,400,485
Other Assets Less Liabilities (-0.1%)		(184,571)

Net Assets (100%)		$339,215,914

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$23,265,552	$—	$—	$23,265,552
Consumer Staples	26,092,019	—	—	26,092,019
Energy	14,821,504	—	—	14,821,504
Financials	56,710,759	—	—	56,710,759
Health Care	50,154,874	—	—	50,154,874
Industrials	47,258,959	—	—	47,258,959
Information Technology	85,528,936	—	—	85,528,936
Materials	18,081,657	—	—	18,081,657
Utilities	13,074,414	—	—	13,074,414
Short-Term Investments
Investment Companies	4,411,811	—	—	4,411,811

Total Assets	$339,400,485	$—	$—	$339,400,485

Total Liabilities	$—	$—	$—	$—

Total	$339,400,485	$—	$—	$339,400,485

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$129,879,432
Aggregate gross unrealized depreciation	(5,667,954)

Net unrealized appreciation	$124,211,478

Federal income tax cost of investments in securities and derivative instruments, if applicable	$215,189,007

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.0%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	415	$15,849
ATN International, Inc.	332	9,037
Bandwidth, Inc., Class A*	960	17,107
Cogent Communications Holdings, Inc.	1,597	30,087
Globalstar, Inc.*	1,637	108,730
IDT Corp., Class B	570	27,987
Liberty Latin America Ltd., Class A*	663	5,728
Liberty Latin America Ltd., Class C*	4,588	40,466
Lumen Technologies, Inc.*	30,550	212,323
Shenandoah Telecommunications Co.	1,694	26,121
Uniti Group, Inc.	5,308	49,789

		543,224

Entertainment (0.2%)
AMC Entertainment Holdings, Inc., Class A(x)*	17,110	16,768
Atlanta Braves Holdings, Inc., Class A(x)*	206	9,713
Atlanta Braves Holdings, Inc., Class C*	1,534	65,502
Cinemark Holdings, Inc.	3,407	97,168
CuriosityStream, Inc.	1,093	3,235
Gaia, Inc., Class A*	957	2,651
IMAX Corp.*	1,468	55,799
Lionsgate Studios Corp.*	6,682	64,080
Madison Square Garden Entertainment Corp., Class A*	1,242	73,166
Marcus Corp. (The)	697	11,967
Playstudios, Inc.*	3,467	1,627
Playtika Holding Corp.	1,997	5,552
Reservoir Media, Inc.*	816	7,989
Sphere Entertainment Co.*	866	101,668
Starz Entertainment Corp.	487	5,600
Vivid Seats, Inc., Class A(x)*	148	875

		523,360

Interactive Media & Services (0.2%)
Angi, Inc., Class A*	1,130	7,740
Arena Group Holdings, Inc. (The)(x)*	758	1,645
Bumble, Inc., Class A*	2,807	9,151
Cargurus, Inc., Class A*	2,445	83,252
Cars.com, Inc.*	1,673	13,585
EverQuote, Inc., Class A*	959	14,788
fuboTV, Inc., Class A(x)*	991	9,375
Getty Images Holdings, Inc.(x)*	4,250	3,372
Grindr, Inc.*	1,206	14,581
MediaAlpha, Inc., Class A*	1,235	11,485
Nextdoor Holdings, Inc.*	7,332	10,265
QuinStreet, Inc.*	1,908	22,915
Rumble, Inc.(x)*	3,527	17,988
Shutterstock, Inc.	699	11,610
Teads Holding Co.(x)*	1,596	1,051
Travelzoo(x)*	356	2,108
TripAdvisor, Inc.*	3,852	41,062
Webtoon Entertainment, Inc.(x)*	617	5,670
Yelp, Inc., Class A*	1,776	43,938
Ziff Davis, Inc.*	1,228	51,527
ZipRecruiter, Inc., Class A*	2,224	4,092

		381,200

Media (0.3%)
Advantage Solutions, Inc.(x)*	177	3,742
AMC Networks, Inc., Class A*	807	5,480
Boston Omaha Corp., Class A(x)*	657	7,674
Cable One, Inc.*	171	15,597
EchoStar Corp., Class A(x)*	4,368	511,362
Emerald Holding, Inc.(x)	687	3,098
Entravision Communications Corp., Class A	2,600	7,722
EW Scripps Co. (The), Class A*	2,577	9,586
Gambling.com Group Ltd.*	684	2,654
Gray Media, Inc.	2,526	10,963
Ibotta, Inc., Class A*	278	8,332
iHeartMedia, Inc., Class A*	4,455	13,009
John Wiley & Sons, Inc., Class A	1,306	49,759
Magnite, Inc.*	4,504	53,507
National CineMedia, Inc.	1,606	4,898
Newsmax, Inc., Class B(x)*	1,544	8,060
Nexxen International Ltd.*	1,334	8,698
Optimum Communications, Inc., Class A*	9,381	12,195
PubMatic, Inc., Class A*	1,391	11,378
Scholastic Corp.	628	24,530
Sinclair, Inc.	1,179	15,256
Stagwell, Inc., Class A(x)*	3,356	21,109
TechTarget, Inc.*	1,069	4,148
Thryv Holdings, Inc.*	1,291	3,537
USA TODAY Co., Inc.(x)*	4,310	30,385

		846,679

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	2,873	11,550
Spok Holdings, Inc.	601	6,551
Telephone and Data Systems, Inc.	3,154	132,783

		150,884

Total Communication Services		2,445,347

Consumer Discretionary (7.5%)
Automobile Components (0.4%)
Adient plc*	2,445	49,413
Cooper-Standard Holdings, Inc.*	597	16,638
Dana, Inc.	3,653	122,923
Dauch Corp.*	7,004	41,534
Dorman Products, Inc.*	889	92,776
Fox Factory Holding Corp.*	1,285	21,151
Garrett Motion, Inc.	5,753	104,532
Gentherm, Inc.*	1,042	28,947
Goodyear Tire & Rubber Co. (The)*	8,712	57,761
Holley, Inc.*	2,154	6,613
LCI Industries	754	92,727
Motorcar Parts of America, Inc.*	328	3,628
Patrick Industries, Inc.	1,054	117,068
Phinia, Inc.	1,246	85,276
Solid Power, Inc.*	4,906	14,718
Standard Motor Products, Inc.	672	23,345
Strattec Security Corp.*	139	10,889
Visteon Corp.	899	81,908
XPEL, Inc.(m)*	848	37,533

		1,009,380

Automobiles (0.0%)†
Faraday Future Intelligent Electric, Inc., Class A(x)*	3,214	883
Winnebago Industries, Inc.	811	25,133

		26,016

Broadline Retail (0.0%)†
Groupon, Inc.(x)*	833	9,913
Kohl’s Corp.	3,654	47,136
Savers Value Village, Inc.*	1,272	9,464

		66,513

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Distributors (0.0%)†
GigaCloud Technology, Inc., Class A*	790	$35,850
Gold.com, Inc.	651	26,092
Weyco Group, Inc.	214	6,859

		68,801

Diversified Consumer Services (0.5%)
American Public Education, Inc.*	558	31,739
Carriage Services, Inc., Class A	455	20,775
Coursera, Inc.*	4,953	28,827
Covista, Inc.*	1,099	126,660
Driven Brands Holdings, Inc.*	1,858	23,429
European Wax Center, Inc., Class A*	543	3,139
Frontdoor, Inc.*	2,316	122,424
Graham Holdings Co., Class B	104	109,955
KinderCare Learning Cos., Inc.*	992	2,183
Laureate Education, Inc.*	4,098	142,774
Lincoln Educational Services Corp.*	953	38,768
Matthews International Corp., Class A	1,018	26,285
McGraw Hill, Inc.(x)*	959	13,138
Mister Car Wash, Inc.*	3,325	23,175
Nerdy, Inc.(x)*	2,323	1,896
OneSpaWorld Holdings Ltd.	3,177	72,912
Perdoceo Education Corp.	2,015	74,978
Phoenix Education Partners, Inc.(x)	146	4,593
Strategic Education, Inc.	724	60,063
Stride, Inc.*	1,347	118,765
Udemy, Inc.*	3,505	16,193
Universal Technical Institute, Inc.*	1,509	54,475

		1,117,146

Hotels, Restaurants & Leisure (1.6%)
Accel Entertainment, Inc., Class A*	1,580	17,238
Bally’s Corp.(x)*	456	4,396
Biglari Holdings, Inc., Class B*	15	4,944
BJ’s Restaurants, Inc.*	631	22,148
Black Rock Coffee Bar, Inc., Class A*	318	4,109
Bloomin’ Brands, Inc.	2,833	15,298
Boyd Gaming Corp.	8,992	738,963
Brightstar Lottery plc	3,423	43,609
Brinker International, Inc.*	1,398	199,592
Cheesecake Factory, Inc. (The)(x)	1,504	82,344
Cracker Barrel Old Country Store, Inc.(x)	800	22,488
Dave & Buster’s Entertainment, Inc.*	978	10,592
Dine Brands Global, Inc.	426	11,178
El Pollo Loco Holdings, Inc.*	919	12,737
First Watch Restaurant Group, Inc.*	1,802	18,885
Genius Sports Ltd.*	7,528	33,349
Global Business Travel Group I(x)*	4,348	24,262
Golden Entertainment, Inc.	658	17,562
Hilton Grand Vacations, Inc.*	30,802	1,204,974
Inspired Entertainment, Inc.*	947	6,752
Jack in the Box, Inc.(x)*	695	6,721
Krispy Kreme, Inc.(x)	1,990	6,746
Kura Sushi USA, Inc., Class A(x)*	238	16,610
Life Time Group Holdings, Inc.*	4,895	131,871
Lindblad Expeditions Holdings, Inc.*	1,115	19,290
Marriott Vacations Worldwide Corp.	915	59,585
Monarch Casino & Resort, Inc.	403	38,527
Nathan’s Famous, Inc.	92	9,267
Navan, Inc., Class A(x)*	1,211	16,034
Papa John’s International, Inc.	1,008	32,669
Portillo’s, Inc., Class A(x)*	2,083	11,019
Pursuit Attractions and Hospitality, Inc.*	666	24,396
RCI Hospitality Holdings, Inc.	251	5,725
Red Rock Resorts, Inc., Class A	1,530	81,641
Rush Street Interactive, Inc.*	2,955	64,271
Sabre Corp.*	12,775	18,524
Serve Robotics, Inc.(x)*	2,147	18,121
Shake Shack, Inc., Class A*	1,238	109,526
Six Flags Entertainment Corp.(x)*	3,127	55,504
Super Group SGHC Ltd.	5,303	57,272
Sweetgreen, Inc., Class A*	3,690	19,151
Target Hospitality Corp.*	1,297	12,036
United Parks & Resorts, Inc.*	834	27,238
Wyndham Hotels & Resorts, Inc.	6,558	532,706
Xponential Fitness, Inc., Class A(x)*	944	5,683

		3,875,553

Household Durables (1.6%)
Bassett Furniture Industries, Inc.	314	4,443
Beazer Homes USA, Inc.*	776	14,930
Cavco Industries, Inc.*	252	122,041
Century Communities, Inc.	8,002	459,155
Champion Homes, Inc.*	1,778	132,230
Cricut, Inc., Class A(x)	1,863	6,968
Dream Finders Homes, Inc., Class A*	1,007	14,017
Ethan Allen Interiors, Inc.	620	13,801
Flexsteel Industries, Inc.	64	2,876
Green Brick Partners, Inc.*	1,009	65,030
Hamilton Beach Brands Holding Co., Class A	321	6,083
Helen of Troy Ltd.*	816	11,767
Hovnanian Enterprises, Inc., Class A*	158	17,524
Installed Building Products, Inc.	745	197,537
KB Home	1,940	100,395
La-Z-Boy, Inc.	32,243	1,036,290
Legacy Housing Corp.*	385	7,865
Leggett & Platt, Inc.	4,337	42,849
LGI Homes, Inc.*	656	25,932
Lovesac Co. (The)(x)*	553	8,168
M/I Homes, Inc.*	3,216	393,799
Meritage Homes Corp.	9,279	573,813
Sonos, Inc.*	3,949	52,917
Taylor Morrison Home Corp., Class A*	6,055	352,643
Traeger, Inc.*	30	870
Tri Pointe Homes, Inc.*	2,771	129,489

		3,793,432

Leisure Products (0.8%)
Acushnet Holdings Corp.	908	84,880
American Outdoor Brands, Inc.*	412	3,848
BRP, Inc.	2,301	165,409
Brunswick Corp.	19,731	1,435,628
Callaway Golf Co.*	4,382	60,822
Escalade, Inc.	438	7,520
Funko, Inc., Class A*	1,271	4,004
JAKKS Pacific, Inc.	318	6,335
Johnson Outdoors, Inc., Class A	193	8,976
Latham Group, Inc.*	1,677	9,005
Malibu Boats, Inc., Class A*	654	16,952
Marine Products Corp.	412	2,995
MasterCraft Boat Holdings, Inc.*	524	10,747
Peloton Interactive, Inc., Class A*	12,808	54,946
Polaris, Inc.	1,681	91,615
Smith & Wesson Brands, Inc.	1,482	21,237
Sturm Ruger & Co., Inc.	426	17,078

		2,001,997

Specialty Retail (1.8%)
Abercrombie & Fitch Co., Class A*	1,451	132,578

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Academy Sports & Outdoors, Inc.	6,618	$373,586
Advance Auto Parts, Inc.(x)	1,888	99,592
American Eagle Outfitters, Inc.	5,070	84,669
America’s Car-Mart, Inc.*	253	3,221
Arhaus, Inc., Class A	1,536	10,414
Arko Corp.	2,238	12,443
Asbury Automotive Group, Inc.*	627	122,522
BARK, Inc.(x)*	5,208	2,638
Barnes & Noble Education, Inc.(x)*	522	4,609
Bed Bath & Beyond, Inc.*	1,836	8,519
Boot Barn Holdings, Inc.*	988	144,604
Buckle, Inc. (The)	996	50,159
Build-A-Bear Workshop, Inc.(x)	338	12,658
Caleres, Inc.	1,151	12,132
Camping World Holdings, Inc., Class A	2,189	14,951
Citi Trends, Inc.*	112	4,852
Designer Brands, Inc., Class A(x)	1,160	6,600
Envela Corp.*	215	3,582
EVgo, Inc., Class A*	4,366	7,510
Gap, Inc. (The)	60,040	1,452,968
Genesco, Inc.*	291	8,436
Group 1 Automotive, Inc.	1,827	604,061
Haverty Furniture Cos., Inc.	357	7,561
J Jill, Inc.	200	2,292
Lands’ End, Inc.*	366	4,114
MarineMax, Inc.*	558	15,099
Monro, Inc.	917	14,709
National Vision Holdings, Inc.*	2,484	64,336
OneWater Marine, Inc., Class A*	475	4,489
Outdoor Holding Co.*	2,920	5,869
Petco Health & Wellness Co., Inc., Class A*	2,284	6,350
RealReal, Inc. (The)*	3,235	29,374
Revolve Group, Inc., Class A*	1,368	30,930
Sally Beauty Holdings, Inc.*	3,292	45,594
Shoe Carnival, Inc.	689	10,742
Signet Jewelers Ltd.	5,777	488,965
Sleep Number Corp.(x)*	878	1,576
Sonic Automotive, Inc., Class A	458	31,405
Stitch Fix, Inc., Class A*	3,918	12,969
ThredUp, Inc., Class A*	3,255	10,676
Torrid Holdings, Inc.*	861	1,533
Upbound Group, Inc.	1,826	32,959
Urban Outfitters, Inc.*	2,098	132,908
Victoria’s Secret & Co.*	2,234	103,568
Warby Parker, Inc., Class A*	3,288	69,278
Winmark Corp.	96	41,045
Zumiez, Inc.*	403	8,930

		4,354,575

Textiles, Apparel & Luxury Goods (0.8%)
Capri Holdings Ltd.*	3,877	68,313
Carter’s, Inc.	1,126	40,266
Crocs, Inc.*	6,698	556,068
Dr Martens plc(x)	878,826	735,940
Ermenegildo Zegna NV(x)	2,153	22,434
Figs, Inc., Class A*	2,864	42,301
G-III Apparel Group Ltd.	1,248	34,570
Kontoor Brands, Inc.	1,740	122,305
Lakeland Industries, Inc.(x)	325	2,662
Movado Group, Inc.	421	10,281
Oxford Industries, Inc.(x)	403	15,519
Rocky Brands, Inc.	155	6,001
Steven Madden Ltd.	2,305	78,185
Superior Group of Cos., Inc.	551	5,598
Wolverine World Wide, Inc.	2,627	42,873

		1,783,316

Total Consumer Discretionary		18,096,729

Consumer Staples (0.7%)
Beverages (0.1%)
MGP Ingredients, Inc.	487	8,956
National Beverage Corp.*	678	22,815
Vita Coco Co., Inc. (The)*	1,548	74,164
Zevia PBC, Class A*	1,330	1,556

		107,491

Consumer Staples Distribution & Retail (0.2%)
Andersons, Inc. (The)	1,014	72,785
Chefs’ Warehouse, Inc. (The)*	1,138	67,654
Grocery Outlet Holding Corp.*	2,693	18,986
HF Foods Group, Inc.*	1,470	2,719
Ingles Markets, Inc., Class A	457	41,080
Natural Grocers by Vitamin Cottage, Inc.	472	12,201
PriceSmart, Inc.	854	128,527
United Natural Foods, Inc.*	1,883	84,848
Village Super Market, Inc., Class A	307	12,965
Weis Markets, Inc.	433	29,613

		471,378

Food Products (0.2%)
Alico, Inc.	176	7,262
B&G Foods, Inc.(x)	2,819	13,559
Beyond Meat, Inc.(x)*	12,073	8,470
BRC, Inc., Class A(x)*	2,395	1,859
Calavo Growers, Inc.	466	12,018
Cal-Maine Foods, Inc.	1,375	108,831
Dole plc	1,985	28,366
Forafric Global plc(x)*	233	2,249
Fresh Del Monte Produce, Inc.	1,115	44,890
Hain Celestial Group, Inc. (The)*	3,458	2,413
J & J Snack Foods Corp.	498	39,477
John B Sanfilippo & Son, Inc.	268	21,260
Lifeway Foods, Inc.*	184	3,559
Limoneira Co.	685	9,193
Mama’s Creations, Inc.*	1,313	20,141
Marzetti Co. (The)	655	90,606
Mission Produce, Inc.*	1,266	17,420
Seneca Foods Corp., Class A*	162	24,481
Simply Good Foods Co. (The)*	2,906	41,701
SunOpta, Inc.*	2,959	19,174
Tootsie Roll Industries, Inc.	671	28,665
Utz Brands, Inc.	2,613	20,695
Vital Farms, Inc.*	1,171	16,535
Westrock Coffee Co.(x)*	1,249	5,308

		588,132

Household Products (0.1%)
Central Garden & Pet Co.*	285	10,480
Central Garden & Pet Co., Class A*	1,627	52,747
Energizer Holdings, Inc.	2,062	33,858
Oil-Dri Corp. of America	300	19,527
Spectrum Brands Holdings, Inc.	729	53,727
WD-40 Co.	445	90,753

		261,092

Personal Care Products (0.1%)
Beauty Health Co. (The)(x)*	3,549	3,159
Edgewell Personal Care Co.	1,351	28,830
FitLife Brands, Inc.(x)*	85	1,207
Herbalife Ltd.*	3,337	49,121
Honest Co., Inc. (The)*	3,817	11,222
Interparfums, Inc.	604	54,867
Lifevantage Corp.(x)	373	1,611
Medifast, Inc.*	434	4,423

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Nature’s Sunshine Products, Inc.*	593	$14,226
Niagen Bioscience, Inc.*	1,791	7,898
Nu Skin Enterprises, Inc., Class A	1,492	10,862
Olaplex Holdings, Inc.(x)*	5,874	11,924
USANA Health Sciences, Inc.*	319	5,573
Waldencast plc, Class A*	765	727

		205,650

Tobacco (0.0%)†
Ispire Technology, Inc.*	757	1,393
Turning Point Brands, Inc.	579	50,251
Universal Corp.	781	41,159

		92,803

Total Consumer Staples		1,726,546

Energy (6.9%)
Energy Equipment & Services (3.8%)
Archrock, Inc.	5,627	195,820
Atlas Energy Solutions, Inc.(x)	2,639	34,624
Borr Drilling Ltd.(x)*	8,590	49,564
Bristow Group, Inc., Class A	926	43,420
Cactus, Inc., Class A	2,185	103,503
Core Laboratories, Inc.	1,616	27,133
DMC Global, Inc.*	848	4,418
Energy Services of America Corp.	481	6,316
Expro Group Holdings NV*	2,591	45,109
Flowco Holdings, Inc., Class A	699	14,399
Forum Energy Technologies, Inc.*	363	21,294
Helix Energy Solutions Group, Inc.*	4,304	42,567
Helmerich & Payne, Inc.	3,174	114,359
Hunting plc	269,547	1,777,397
Innovex International, Inc.*	1,325	32,317
Kodiak Gas Services, Inc.	2,700	157,464
Liberty Energy, Inc., Class A	51,292	1,477,210
Mammoth Energy Services, Inc.*	1,025	2,511
Nabors Industries Ltd.*	438	37,694
National Energy Services Reunited Corp.*	2,119	45,495
Natural Gas Services Group, Inc.	289	10,907
Noble Corp. plc	4,047	198,586
Oceaneering International, Inc.*	3,201	113,539
Oil States International, Inc.*	1,671	19,450
Patterson-UTI Energy, Inc.	11,389	123,343
ProFrac Holding Corp., Class A*	1,172	7,266
ProPetro Holding Corp.*	3,123	45,002
Ranger Energy Services, Inc., Class A	516	8,844
RPC, Inc.	3,248	22,996
SEACOR Marine Holdings, Inc.*	384	2,749
Seadrill Ltd.*	1,996	90,818
Select Water Solutions, Inc., Class A	214,296	3,278,729
Solaris Energy Infrastructure, Inc., Class A	1,503	84,935
TechnipFMC plc	3,700	255,781
TETRA Technologies, Inc.*	4,274	36,415
Tidewater, Inc.*	1,625	135,769
Transocean Ltd.*	29,811	197,647
Valaris Ltd.*	2,000	196,080

		9,061,470

Oil, Gas & Consumable Fuels (3.1%)
Ardmore Shipping Corp.	1,082	16,501
BKV Corp.*	735	20,962
California Resources Corp.	2,376	164,467
Calumet, Inc.*	2,221	79,734
Centrus Energy Corp., Class A*	543	94,259
Clean Energy Fuels Corp.*	4,659	11,554
CNX Resources Corp.*	4,442	171,239
Comstock Resources, Inc.(x)*	2,486	52,405
Core Natural Resources, Inc.	1,649	172,700
Crescent Energy Co., Class A	8,181	110,444
CVR Energy, Inc.*	994	33,448
Delek US Holdings, Inc.	1,912	86,174
DHT Holdings, Inc.	4,258	77,794
Diversified Energy Co.	2,125	37,060
Dorian LPG Ltd.	1,144	39,125
Empire Petroleum Corp.*	421	1,246
Encore Energy Corp.(x)*	6,232	11,218
Energy Fuels, Inc.(x)*	7,646	139,540
Epsilon Energy Ltd.	584	3,597
Evolution Petroleum Corp.	1,387	6,352
Excelerate Energy, Inc., Class A	825	27,572
FLEX LNG Ltd.(x)	954	28,343
FutureFuel Corp.	1,238	4,766
Gevo, Inc.(x)*	8,037	21,941
Golar LNG Ltd.	3,145	170,176
Granite Ridge Resources, Inc.	2,103	12,345
Green Plains, Inc.*	2,354	38,723
Gulfport Energy Corp.*	523	110,651
HighPeak Energy, Inc.(x)	468	3,229
Infinity Natural Resources, Inc., Class A*	452	7,960
International Seaways, Inc.	1,307	95,254
Kinetik Holdings, Inc., Class A(x)	1,520	73,583
Kolibri Global Energy, Inc.*	1,221	6,703
Kosmos Energy Ltd.(x)*	15,454	42,962
Lightbridge Corp.(x)*	1,013	10,799
Magnolia Oil & Gas Corp., Class A	5,837	184,274
Murphy Oil Corp.	4,308	177,705
NACCO Industries, Inc., Class A	82	4,262
Navigator Holdings Ltd.	1,044	20,181
New Fortress Energy, Inc.(x)*	5,956	3,514
NextDecade Corp.(x)*	5,618	43,034
Nordic American Tankers Ltd.	6,923	40,569
Northern Oil & Gas, Inc.	3,148	92,016
Par Pacific Holdings, Inc.*	1,559	97,656
PBF Energy, Inc., Class A	2,752	131,050
Peabody Energy Corp.	3,919	129,131
Prairie Operating Co.(x)*	1,364	2,769
PrimeEnergy Resources Corp.*	6	1,397
REX American Resources Corp.*	876	39,919
Riley Exploration Permian, Inc.	472	17,204
Sable Offshore Corp.(x)*	3,971	65,601
SandRidge Energy, Inc.	1,017	16,587
Scorpio Tankers, Inc.	1,478	110,348
SFL Corp. Ltd.	3,743	40,387
SM Energy Co.	7,974	248,629
Summit Midstream Corp.*	308	9,314
Talos Energy, Inc.*	4,261	67,153
Teekay Corp. Ltd.	1,616	19,731
Teekay Tankers Ltd., Class A	764	56,016
Uranium Energy Corp.*	15,291	206,429
VAALCO Energy, Inc.	3,256	20,643
Vitesse Energy, Inc.(x)	1,043	18,941
W&T Offshore, Inc.	2,635	8,985
Whitecap Resources, Inc.	322,546	3,640,265
World Kinect Corp.	1,703	39,288

		7,537,824

Total Energy		16,599,294

Financials (20.2%)
Banks (13.5%)
1st Source Corp.	629	43,533
ACNB Corp.	331	15,845
Amalgamated Financial Corp.	728	28,297
Amerant Bancorp, Inc., Class A	1,138	25,082
Ameris Bancorp	2,124	165,651

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Ames National Corp.	379	$10,695
Arrow Financial Corp.	521	17,490
Associated Banc-Corp.	5,387	139,308
Atlantic Union Bankshares Corp.	69,543	2,485,467
Avidbank Holdings, Inc.*	9	257
Axos Financial, Inc.*	1,766	150,269
Banc of California, Inc.	4,116	72,359
BancFirst Corp.	667	72,370
Bancorp, Inc. (The)*	1,328	71,353
Bank First Corp.	334	45,110
Bank of Hawaii Corp.	1,285	95,411
Bank of Marin Bancorp	498	12,764
Bank of NT Butterfield & Son Ltd. (The)	1,368	71,793
Bank7 Corp.	164	6,540
BankUnited, Inc.	2,339	105,629
Bankwell Financial Group, Inc.	248	12,033
Banner Corp.	1,099	66,687
Bar Harbor Bankshares	484	15,706
BayCom Corp.	341	10,136
BCB Bancorp, Inc.	663	5,954
Beacon Financial Corp.	2,656	79,680
Blue Foundry Bancorp*	558	7,388
Blue Ridge Bankshares, Inc.	2,117	8,891
Bridgewater Bancshares, Inc.*	801	14,178
Burke & Herbert Financial Services Corp.	443	27,594
Business First Bancshares, Inc.	862	23,308
BV Financial, Inc.*	308	5,895
Byline Bancorp, Inc.	964	30,434
C&F Financial Corp.	102	7,440
California Bancorp	838	14,849
Camden National Corp.	31,201	1,480,487
Capital Bancorp, Inc.	347	10,320
Capital City Bank Group, Inc.	494	21,469
Capitol Federal Financial, Inc.	4,009	28,584
Carter Bankshares, Inc.*	792	18,469
Cathay General Bancorp	2,020	100,717
CB Financial Services, Inc.	165	5,640
Central BanCo, Inc., Class A	19,252	461,085
Central Pacific Financial Corp.	898	28,700
CF Bankshares, Inc.	193	5,387
Chain Bridge Bancorp, Inc., Class A*	26	907
Chemung Financial Corp.	156	8,396
ChoiceOne Financial Services, Inc.	510	14,341
Citizens & Northern Corp.	580	12,957
Citizens Community Bancorp, Inc.	341	6,752
Citizens Financial Services, Inc.	109	6,665
City Holding Co.	482	57,609
Civista Bancshares, Inc.	641	14,608
CNB Financial Corp.	908	26,296
Coastal Financial Corp.*	415	31,582
CoastalSouth Bancshares, Inc.	211	5,189
Colony Bankcorp, Inc.	686	13,699
Columbia Banking System, Inc.	115,669	3,172,801
Columbia Financial, Inc.*	916	16,039
Commercial Bancgroup, Inc.	196	5,100
Community Financial System, Inc.	1,714	100,526
Community Trust Bancorp, Inc.	561	34,064
Community West Bancshares	507	11,813
ConnectOne Bancorp, Inc.	1,566	41,922
Customers Bancorp, Inc.*	1,015	70,451
CVB Financial Corp.	4,196	81,360
Dime Community Bancshares, Inc.	1,249	42,241
Eagle Bancorp Montana, Inc.	287	5,906
Eagle Bancorp, Inc.	882	21,935
Eagle Financial Services, Inc.	155	5,422
Eastern Bankshares, Inc.	6,957	136,079
ECB Bancorp, Inc.*	303	5,069
Enterprise Financial Services Corp.	1,181	63,904
Equity Bancshares, Inc., Class A	516	22,916
Esquire Financial Holdings, Inc.	265	28,488
Farmers & Merchants Bancorp, Inc.	394	10,114
Farmers National Banc Corp.	1,888	24,846
FB Bancorp, Inc.*	563	7,736
FB Financial Corp.	1,425	74,015
Fidelity D&D Bancorp, Inc.	205	8,872
Financial Institutions, Inc.	659	20,897
Finward Bancorp	162	5,881
Finwise Bancorp*	326	5,170
First Bancorp (Nasdaq Stock Exchange)	36,551	2,059,649
First Bancorp (New York Stock Exchange)	4,971	106,181
First Bancorp, Inc. (The)	426	11,941
First Bank	562	8,992
First Busey Corp.	2,697	68,153
First Business Financial Services, Inc.	227	12,242
First Capital, Inc.	110	5,459
First Commonwealth Financial Corp.	68,024	1,195,862
First Community Bankshares, Inc.	539	22,379
First Community Corp.	240	7,015
First Financial Bancorp	3,246	90,499
First Financial Bankshares, Inc.	4,336	127,695
First Financial Corp.	349	22,057
First Foundation, Inc.*	2,122	12,520
First Internet Bancorp	344	7,011
First Interstate BancSystem, Inc., Class A	38,404	1,282,694
First Merchants Corp.	2,007	77,731
First Mid Bancshares, Inc.	688	28,339
First National Corp.	253	6,811
First United Corp.	204	7,475
First Western Financial, Inc.*	305	7,497
Firstsun Capital Bancorp*	442	16,115
Five Star Bancorp	472	17,804
Flagstar Bank NA	9,808	129,171
Flushing Financial Corp.	977	15,007
Franklin Financial Services Corp.	144	7,356
FS Bancorp, Inc.	223	8,606
Fulton Financial Corp.	5,953	121,084
FVCBankcorp, Inc.	383	5,818
GBank Financial Holdings, Inc.(x)*	320	8,563
German American Bancorp, Inc.	41,002	1,713,474
Glacier Bancorp, Inc.	4,126	184,308
Great Southern Bancorp, Inc.	254	16,035
Greene County Bancorp, Inc.	298	6,678
Hancock Whitney Corp.	2,658	169,022
Hanmi Financial Corp.	903	23,803
Hanover Bancorp, Inc.	215	4,642
Hawthorn Bancshares, Inc.	196	6,603
HBT Financial, Inc.	310	8,283
Heritage Commerce Corp.	1,877	23,425
Heritage Financial Corp.	1,114	28,964
Hilltop Holdings, Inc.	1,374	49,217
Hingham Institution For Savings (The)(x)	53	15,150
Home Bancorp, Inc.	200	12,116
Home BancShares, Inc.	6,128	165,027
HomeTrust Bancshares, Inc.	523	22,306
Hope Bancorp, Inc.	4,142	46,266
Horizon Bancorp, Inc.	1,498	24,822

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Bank Corp.	653	$21,745
Independent Bank Corp./MA	1,556	117,027
International Bancshares Corp.	1,736	116,815
Investar Holding Corp.	305	8,317
John Marshall Bancorp, Inc.	296	6,003
Kearny Financial Corp.	2,196	16,580
Lakeland Financial Corp.	826	47,396
Landmark Bancorp, Inc.	197	4,886
LCNB Corp.	465	7,249
LINKBANCORP, Inc.	414	3,453
Live Oak Bancshares, Inc.	1,153	38,130
MainStreet Bancshares, Inc.	245	5,439
Mechanics Bancorp	1,584	23,364
Mercantile Bank Corp.	518	26,159
Meridian Corp.	384	7,281
Metrocity Bankshares, Inc.	623	17,861
Metropolitan Bank Holding Corp.	296	24,654
Mid Penn Bancorp, Inc.	609	19,585
Midland States Bancorp, Inc.	735	16,398
MVB Financial Corp.	314	7,797
National Bank Holdings Corp., Class A	1,215	47,579
National Bankshares, Inc.	254	9,248
NB Bancorp, Inc.	1,397	29,435
NBT Bancorp, Inc.	1,633	69,533
Nicolet Bankshares, Inc.	609	90,510
Northeast Bank	254	28,542
Northeast Community Bancorp, Inc.	304	7,235
Northfield Bancorp, Inc.	1,036	14,027
Northpointe Bancshares, Inc.	621	10,718
Northrim Bancorp, Inc.	656	15,009
Northwest Bancshares, Inc.	4,880	61,927
Norwood Financial Corp.	325	9,562
Oak Valley Bancorp	296	9,599
OceanFirst Financial Corp.	1,736	31,317
OFG Bancorp	1,398	56,563
Ohio Valley Banc Corp.	153	6,711
Old National Bancorp	11,279	249,266
Old Second Bancorp, Inc.	1,556	31,369
OP Bancorp	379	5,041
Orange County Bancorp, Inc.	424	13,560
Origin Bancorp, Inc.	944	39,138
Orrstown Financial Services, Inc.	654	23,596
Park National Corp.	482	78,783
Parke Bancorp, Inc.	244	6,930
Pathward Financial, Inc.	737	65,763
Patriot National Bancorp, Inc.(x)*	2,878	3,713
PCB Bancorp	419	9,423
Peapack-Gladstone Financial Corp.	577	20,316
Peoples Bancorp of North Carolina, Inc.	64	2,506
Peoples Bancorp, Inc.	11,262	370,182
Peoples Financial Services Corp.	299	15,946
Pioneer Bancorp, Inc.*	192	2,673
Plumas Bancorp	187	9,129
Ponce Financial Group, Inc.*	499	8,338
Preferred Bank	379	34,372
Primis Financial Corp.	828	10,996
Princeton Bancorp, Inc.	224	7,565
Provident Financial Services, Inc.	4,061	85,931
QCR Holdings, Inc.	527	45,032
RBB Bancorp	436	9,317
Red River Bancshares, Inc.	135	12,209
Renasant Corp.	3,096	111,859
Republic Bancorp, Inc., Class A	309	21,800
Rhinebeck Bancorp, Inc.*	94	1,450
Richmond Mutual Bancorp, Inc.	344	4,668
Riverview Bancorp, Inc.	831	4,571
S&T Bancorp, Inc.	1,157	48,397
SB Financial Group, Inc.	258	5,418
Seacoast Banking Corp. of Florida	48,148	1,458,403
ServisFirst Bancshares, Inc.	1,643	119,660
Shore Bancshares, Inc.	1,018	19,016
Sierra Bancorp	374	12,686
Simmons First National Corp., Class A	4,361	84,821
SmartFinancial, Inc.	491	19,188
Sound Financial Bancorp, Inc.	98	4,284
South Plains Financial, Inc.	427	17,891
Southern First Bancshares, Inc.*	250	13,625
Southern Missouri Bancorp, Inc.	326	20,844
Southside Bancshares, Inc.	1,016	31,587
SouthState Bank Corp.	35,093	3,246,804
SR Bancorp, Inc.(x)	347	5,857
Stellar Bancorp, Inc.	1,449	53,048
Sterling Bancorp, Inc.(r)*	817	—
Stock Yards Bancorp, Inc.	820	54,358
Texas Capital Bancshares, Inc.*	1,389	131,788
Third Coast Bancshares, Inc.*	408	15,435
Timberland Bancorp, Inc.	189	7,452
Tompkins Financial Corp.	442	34,847
Towne Bank	2,686	90,438
TriCo Bancshares	31,727	1,508,302
Triumph Financial, Inc.*	690	41,165
TrustCo Bank Corp.	571	24,998
Trustmark Corp.	1,781	75,051
UMB Financial Corp.	2,334	263,252
Union Bankshares, Inc.	176	4,280
United Bankshares, Inc.	4,463	184,857
United Community Banks, Inc.	3,971	125,047
United Security Bancshares	541	5,686
Unity Bancorp, Inc.	246	12,750
Univest Financial Corp.	932	31,930
USCB Financial Holdings, Inc.	400	7,416
Valley National Bancorp	15,837	194,478
Virginia National Bankshares Corp.	208	7,946
WaFd, Inc.	2,518	79,065
Washington Trust Bancorp, Inc.	9,223	308,602
WesBanco, Inc.	2,961	102,125
West Bancorp, Inc.	436	10,372
Westamerica Bancorp	812	42,346
Western New England Bancorp, Inc.	583	7,538
WSFS Financial Corp.	50,931	3,333,943

		32,572,781

Capital Markets (1.1%)
Acadian Asset Management, Inc.	881	47,944
AlTi Global, Inc.(x)*	1,396	5,054
Artisan Partners Asset Management, Inc., Class A	2,025	73,690
Bakkt, Inc., Class A(x)*	346	2,547
BGC Group, Inc., Class A	11,567	113,125
Cohen & Steers, Inc.	858	53,668
Diamond Hill Investment Group, Inc.	94	16,177
DigitalBridge Group, Inc.	5,719	88,187
Donnelley Financial Solutions, Inc.*	836	39,409
GCM Grosvenor, Inc., Class A	1,737	17,023
Innventure, Inc.(x)*	1,012	3,957
Marex Group plc	1,754	78,193
MarketWise, Inc.	46	861
Miami International Holdings, Inc.*	779	30,319
Moelis & Co., Class A	2,368	134,976
Open Lending Corp.*	4,059	5,074
Patria Investments Ltd., Class A(x)	2,151	27,103
Perella Weinberg Partners, Class A	1,927	34,994

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Piper Sandler Cos.	2,296	$175,759
PJT Partners, Inc., Class A	741	103,533
Ridgepost Capital, Inc., Class A	1,822	13,228
Siebert Financial Corp.(x)*	1,049	2,014
Silvercrest Asset Management Group, Inc., Class A	360	4,838
StepStone Group, Inc., Class A	2,232	106,511
StoneX Group, Inc.*	2,413	194,608
Value Line, Inc.	34	1,200
Victory Capital Holdings, Inc., Class A(x)	16,557	1,084,152
Virtus Investment Partners, Inc.	200	26,870
Wealthfront Corp.*	958	8,861
Webull Corp.*	9,146	43,901
Westwood Holdings Group, Inc.	286	4,710
WisdomTree, Inc.	3,971	57,818

		2,600,304

Consumer Finance (1.0%)
Atlanticus Holdings Corp.*	147	7,713
Bread Financial Holdings, Inc.	19,479	1,458,782
Consumer Portfolio Services, Inc.*	337	2,605
Dave, Inc.*	324	56,405
Encore Capital Group, Inc.*	671	47,051
Enova International, Inc.*	779	105,812
FirstCash Holdings, Inc.	1,276	239,888
Green Dot Corp., Class A*	1,919	21,531
Jefferson Capital, Inc.(x)	647	12,442
LendingClub Corp.*	3,738	53,528
LendingTree, Inc.*	389	16,680
Medallion Financial Corp.	767	6,566
Navient Corp.	2,117	17,317
Nelnet, Inc., Class A	419	54,034
NerdWallet, Inc., Class A*	1,231	12,778
Oportun Financial Corp.*	1,175	5,417
OppFi, Inc.	730	5,628
PRA Group, Inc.*	1,198	20,965
PROG Holdings, Inc.	1,342	38,502
Regional Management Corp.	354	11,417
Upstart Holdings, Inc.(x)*	2,845	72,974
World Acceptance Corp.*	81	10,938

		2,278,973

Financial Services (0.8%)
Acacia Research Corp.*	494	2,376
Alerus Financial Corp.	814	19,300
Banco Latinoamericano de Comercio Exterior SA, Class E	964	49,241
Better Home & Finance Holding Co.(x)*	162	5,770
Burford Capital Ltd.	6,322	28,575
Cannae Holdings, Inc.	1,474	16,759
Cantaloupe, Inc.*	1,766	19,091
Cass Information Systems, Inc.	376	16,552
Compass Diversified Holdings	2,353	18,495
Enact Holdings, Inc.	885	36,117
Essent Group Ltd.	3,001	175,378
Evertec, Inc.	1,991	56,186
Federal Agricultural Mortgage Corp., Class C	309	45,840
Finance of America Cos., Inc., Class A(x)*	207	3,436
Flywire Corp.*	3,635	42,311
HA Sustainable Infrastructure Capital, Inc.	4,008	147,294
International Money Express, Inc.*	732	11,566
Jackson Financial, Inc., Class A	2,172	229,624
loanDepot, Inc., Class A(x)*	3,307	4,696
Marqeta, Inc., Class A*	11,876	48,454
Merchants Bancorp	818	35,100
NCR Atleos Corp.*	2,405	104,810
NewtekOne, Inc.	580	6,351
NMI Holdings, Inc., Class A*	2,528	94,825
Onity Group, Inc.*	228	8,954
Pagseguro Digital Ltd., Class A	5,789	58,006
Payoneer Global, Inc.*	8,639	41,726
Paysafe Ltd.(x)*	1,264	8,608
Paysign, Inc.*	1,436	8,472
PennyMac Financial Services, Inc.	948	82,855
Priority Technology Holdings, Inc.(x)*	766	3,616
Radian Group, Inc.	4,361	144,262
Remitly Global, Inc.*	5,540	86,812
Repay Holdings Corp., Class A*	1,855	4,823
Security National Financial Corp., Class A*	512	4,854
Sezzle, Inc.*	542	34,303
StoneCo Ltd., Class A*	8,062	113,835
SWK Holdings Corp.	160	2,722
Velocity Financial, Inc.*	373	6,748
Walker & Dunlop, Inc.	1,085	48,152
Waterstone Financial, Inc.	354	6,383

		1,883,278

Insurance (3.5%)
Abacus Global Management, Inc.(x)	1,255	9,889
American Coastal Insurance Corp.	892	10,035
American Integrity Insurance Group, Inc.	243	4,685
AMERISAFE, Inc.	550	18,331
Ategrity Specialty Holdings LLC*	240	4,745
Baldwin Insurance Group, Inc. (The), Class A(x)*	3,055	67,027
Bowhead Specialty Holdings, Inc.*	580	13,009
Citizens, Inc., Class A(x)*	1,539	7,741
CNO Financial Group, Inc.	74,051	3,040,534
Crawford & Co., Class A	556	5,543
Donegal Group, Inc., Class A	633	10,875
eHealth, Inc.*	1,051	1,356
Employers Holdings, Inc.	566	23,285
Exzeo Group, Inc.*	300	4,401
F&G Annuities & Life, Inc.	1,243	31,473
Fidelis Insurance Holdings Ltd.	1,920	36,691
Genworth Financial, Inc., Class A*	12,712	103,221
GoHealth, Inc., Class A(x)*	172	260
Goosehead Insurance, Inc., Class A*	797	34,000
Greenlight Capital Re Ltd., Class A*	665	11,498
Hamilton Insurance Group Ltd., Class B	1,561	46,565
Hanover Insurance Group, Inc. (The)	3,128	542,239
HCI Group, Inc.	367	56,742
Heritage Insurance Holdings, Inc.*	847	22,234
Hippo Holdings, Inc.*	568	14,802
Horace Mann Educators Corp.	58,364	2,490,976
Investors Title Co.	53	11,519
James River Group Holdings, Inc.	1,303	8,209
Kestrel Group Ltd.(x)	180	1,944
Kingstone Cos., Inc.	399	5,813
Kingsway Financial Services, Inc.*	801	8,354
Lemonade, Inc.*	1,960	122,853
MBIA, Inc.*	1,772	10,473
Mercury General Corp.	875	77,131
NI Holdings, Inc.*	358	4,615
Octave Specialty Group, Inc.*	1,741	8,096
Oscar Health, Inc., Class A*	6,592	75,610
Palomar Holdings, Inc.*	841	100,500
ProAssurance Corp.*	1,664	41,134

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Root, Inc., Class A*	385	$17,005
Safety Insurance Group, Inc.	478	34,722
Selective Insurance Group, Inc.	12,427	936,872
Selectquote, Inc.*	5,223	3,288
SiriusPoint Ltd.*	2,639	56,844
Skyward Specialty Insurance Group, Inc.*	1,215	53,071
Slide Insurance Holdings, Inc.*	2,259	40,662
Stewart Information Services Corp.	959	59,055
Tiptree, Inc., Class A	680	11,506
Trupanion, Inc.*	1,207	30,911
TWFG, Inc., Class A*	229	4,211
United Fire Group, Inc.	641	23,755
Universal Insurance Holdings, Inc.	800	27,328

		8,387,638

Mortgage Real Estate Investment Trusts (REITs) (0.3%)
ACRES Commercial Realty Corp. (REIT)*	256	4,946
Adamas Trust, Inc. (REIT)	2,596	19,107
Angel Oak Mortgage REIT, Inc. (REIT)	418	3,436
Apollo Commercial Real Estate Finance, Inc. (REIT)(x)	4,740	50,054
Arbor Realty Trust, Inc. (REIT)(x)	6,526	50,316
Ares Commercial Real Estate Corp. (REIT)(x)	1,283	6,158
ARMOUR Residential REIT, Inc. (REIT)(x)	3,616	60,315
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	5,129	98,220
BrightSpire Capital, Inc. (REIT), Class A	4,339	24,298
Chicago Atlantic Real Estate Finance, Inc. (REIT)	720	8,150
Chimera Investment Corp. (REIT)	2,713	34,048
Claros Mortgage Trust, Inc. (REIT)*	3,688	8,777
Dynex Capital, Inc. (REIT)	6,418	81,894
Ellington Financial, Inc. (REIT)(x)	3,727	44,165
Franklin BSP Realty Trust, Inc. (REIT)(x)	2,419	20,537
Invesco Mortgage Capital, Inc. (REIT)(x)	2,531	20,451
KKR Real Estate Finance Trust, Inc. (REIT)	1,993	12,197
Ladder Capital Corp. (REIT)	3,738	36,520
Lument Finance Trust, Inc. (REIT)(x)	1,959	2,468
MFA Financial, Inc. (REIT)	3,206	30,714
Nexpoint Real Estate Finance, Inc. (REIT)	352	4,741
Orchid Island Capital, Inc. (REIT)(x)	5,551	39,024
PennyMac Mortgage Investment Trust (REIT)(x)	3,061	35,691
Ready Capital Corp. (REIT)(x)	5,626	9,114
Redwood Trust, Inc. (REIT)	3,927	22,031
Rithm Property Trust, Inc. (REIT)	289	3,870
Seven Hills Realty Trust (REIT)	813	6,683
Sunrise Realty Trust, Inc. (REIT)(x)	328	2,516
TPG Mortgage Investment Trust, Inc. (REIT)	609	4,452
TPG RE Finance Trust, Inc. (REIT)	2,095	16,362
Two Harbors Investment Corp. (REIT)	3,341	38,154

		799,409

Total Financials		48,522,383

Health Care (9.1%)
Biotechnology (3.7%)
4D Molecular Therapeutics, Inc.*	1,398	13,015
Abeona Therapeutics, Inc.(x)*	1,554	6,962
Absci Corp.(x)*	4,777	14,331
ACADIA Pharmaceuticals, Inc.*	3,939	87,682
Actuate Therapeutics, Inc.(x)*	711	1,948
ADC Therapeutics SA*	2,966	11,122
ADMA Biologics, Inc.*	7,557	68,089
Agios Pharmaceuticals, Inc.*	1,765	59,710
Akebia Therapeutics, Inc.*	8,995	12,503
Aktis Oncology, Inc.(x)*	632	11,306
Aldeyra Therapeutics, Inc.*	2,048	3,461
Alector, Inc.*	1,679	3,610
Alkermes plc*	5,191	183,554
Allogene Therapeutics, Inc.*	5,657	13,803
Altimmune, Inc.(x)*	3,972	12,234
Amicus Therapeutics, Inc.*	9,753	141,028
AnaptysBio, Inc.*	568	31,501
Anavex Life Sciences Corp.(x)*	3,186	9,781
Anika Therapeutics, Inc.*	323	4,683
Annexon, Inc.*	4,417	24,470
Apogee Therapeutics, Inc.*	1,292	108,748
Arbutus Biopharma Corp.*	5,027	22,622
Arcellx, Inc.*	1,233	141,573
Arcturus Therapeutics Holdings, Inc.(x)*	941	7,265
Arcus Biosciences, Inc.*	2,680	57,888
Arcutis Biotherapeutics, Inc.*	3,628	85,476
Ardelyx, Inc.*	7,675	45,973
ArriVent Biopharma, Inc.(x)*	1,019	23,508
Arrowhead Pharmaceuticals, Inc.*	4,355	273,059
ARS Pharmaceuticals, Inc.(x)*	2,059	16,534
Atrium Therapeutics, Inc.*	388	5,188
aTyr Pharma, Inc.(x)*	3,140	2,449
Aura Biosciences, Inc.*	1,195	7,995
Aurinia Pharmaceuticals, Inc.*	3,948	58,509
Avita Medical, Inc.(x)*	272	1,006
Beam Therapeutics, Inc.*	3,132	74,636
Benitec Biopharma, Inc.*	514	5,474
Bicara Therapeutics, Inc.*	942	18,736
BioCryst Pharmaceuticals, Inc.*	7,206	68,601
Biohaven Ltd.*	3,697	31,277
Bridgebio Pharma, Inc.*	5,108	379,320
Bright Minds Biosciences, Inc.(x)*	229	16,710
Candel Therapeutics, Inc.(x)*	1,753	8,590
Capricor Therapeutics, Inc.(x)*	1,414	42,986
Cardiff Oncology, Inc.(x)*	1,845	2,989
CareDx, Inc.*	1,694	29,408
Cartesian Therapeutics, Inc.(x)*	384	2,362
Catalyst Pharmaceuticals, Inc.*	3,732	92,404
Celcuity, Inc.*	1,131	129,092
Celldex Therapeutics, Inc.*	2,130	67,564
CG oncology, Inc.*	1,901	128,660
Cogent Biosciences, Inc.*	4,669	179,710
Coherus Oncology, Inc.(x)*	3,363	5,683
Compass Therapeutics, Inc.*	4,360	23,064
Corvus Pharmaceuticals, Inc.*	2,181	31,908
CRISPR Therapeutics AG(x)*	2,895	137,715
Cullinan Therapeutics, Inc.*	1,729	24,569
Cytokinetics, Inc.*	3,832	252,567
Day One Biopharmaceuticals, Inc.*	2,535	54,350
Denali Therapeutics, Inc.*	4,549	87,341
Design Therapeutics, Inc.*	983	10,459
DiaMedica Therapeutics, Inc.(x)*	1,223	8,280
Dianthus Therapeutics, Inc.*	1,152	96,676
Disc Medicine, Inc.*	877	56,075

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Dyne Therapeutics, Inc.*	4,268	$77,379
Editas Medicine, Inc.(x)*	3,056	7,548
Eledon Pharmaceuticals, Inc.*	2,044	6,296
Emergent BioSolutions, Inc.*	1,890	15,687
Enanta Pharmaceuticals, Inc.*	881	11,127
Entrada Therapeutics, Inc.*	941	11,875
Erasca, Inc.*	6,108	98,827
Evommune, Inc.(x)*	318	7,311
Fate Therapeutics, Inc.*	4,143	4,972
Fennec Pharmaceuticals, Inc.*	798	4,908
Foghorn Therapeutics, Inc.*	1,017	4,861
Geron Corp.*	16,844	25,098
Gossamer Bio, Inc.(x)*	6,688	2,197
GRAIL, Inc.*	1,179	60,931
Greenwich Lifesciences, Inc.(x)*	125	3,003
Gyre Therapeutics, Inc.(x)*	289	2,014
Heron Therapeutics, Inc.(x)*	4,710	3,768
Humacyte, Inc.(x)*	3,500	2,123
Ideaya Biosciences, Inc.*	2,749	91,597
ImmunityBio, Inc.(x)*	9,685	74,284
Immunome, Inc.*	3,276	71,646
Immunovant, Inc.*	2,606	64,733
Inhibikase Therapeutics, Inc.(x)*	2,749	4,618
Inhibrx Biosciences, Inc.*	300	20,169
Inmune Bio, Inc.*	808	913
Intellia Therapeutics, Inc.*	3,594	46,075
Iovance Biotherapeutics, Inc.(x)*	10,843	38,059
Ironwood Pharmaceuticals, Inc., Class A*	5,617	19,716
Jade Biosciences, Inc.(x)	1,016	14,275
Janux Therapeutics, Inc.*	1,418	19,710
KalVista Pharmaceuticals, Inc.(x)*	1,094	22,022
Keros Therapeutics, Inc.*	945	10,433
Kodiak Sciences, Inc.*	1,124	42,847
Korro Bio, Inc.(x)*	258	2,921
Krystal Biotech, Inc.*	798	206,139
Kura Oncology, Inc.*	2,838	23,073
Kymera Therapeutics, Inc.*	1,830	152,421
Larimar Therapeutics, Inc.*	1,858	8,361
Lexeo Therapeutics, Inc.*	2,061	11,830
Madrigal Pharmaceuticals, Inc.*	551	288,432
MannKind Corp.*	10,091	24,723
MapLight Therapeutics, Inc.*	551	11,202
MeiraGTx Holdings plc*	1,610	13,943
MiMedx Group, Inc.*	4,252	16,795
Mineralys Therapeutics, Inc.*	1,559	42,233
Mirum Pharmaceuticals, Inc.*	1,346	124,343
Monopar Therapeutics, Inc.(x)*	142	7,780
Monte Rosa Therapeutics, Inc.*	1,946	32,012
Myriad Genetics, Inc.*	3,309	14,890
Neurogene, Inc.(x)*	445	8,971
Nkarta, Inc.*	2,241	4,729
Novavax, Inc.(x)*	4,750	38,665
Nurix Therapeutics, Inc.*	3,345	51,848
Nuvalent, Inc., Class A*	1,628	166,789
Nuvectis Pharma, Inc.(x)*	572	4,422
Olema Pharmaceuticals, Inc.(x)*	2,273	33,890
Organogenesis Holdings, Inc., Class A*	2,386	5,655
ORIC Pharmaceuticals, Inc.*	1,975	25,023
Oruka Therapeutics, Inc.*	1,284	62,980
Palvella Therapeutics, Inc.*	238	29,667
Perspective Therapeutics, Inc.*	1,439	6,001
Praxis Precision Medicines, Inc.*	832	268,062
Precigen, Inc.*	6,220	24,071
Prime Medicine, Inc.(x)*	2,689	9,358
Protagonist Therapeutics, Inc.*	1,892	199,417
Protalix BioTherapeutics, Inc.(x)*	2,983	6,473
Protara Therapeutics, Inc.*	1,714	8,930
Prothena Corp. plc*	1,412	13,725
PTC Therapeutics, Inc.*	2,519	171,619
Puma Biotechnology, Inc.*	1,347	8,607
Recursion Pharmaceuticals, Inc., Class A(x)*	14,394	44,190
REGENXBIO, Inc.*	1,607	13,467
Relay Therapeutics, Inc.*	4,486	44,636
Replimune Group, Inc.*	2,428	18,574
Rezolute, Inc.*	2,384	7,271
Rhythm Pharmaceuticals, Inc.*	1,732	150,632
Rigel Pharmaceuticals, Inc.*	605	16,359
Rocket Pharmaceuticals, Inc.*	2,723	9,748
Sana Biotechnology, Inc.(x)*	5,192	14,953
Savara, Inc.*	4,792	26,164
Scholar Rock Holding Corp.*	2,802	137,746
SELLAS Life Sciences Group, Inc.(x)*	5,524	23,367
Sionna Therapeutics, Inc.(x)*	550	22,050
Soleno Therapeutics, Inc.*	1,560	52,229
Solid Biosciences, Inc.*	1,639	11,801
Spyre Therapeutics, Inc.*	2,193	110,615
Stoke Therapeutics, Inc.*	1,624	52,877
Syndax Pharmaceuticals, Inc.*	2,697	63,002
Tango Therapeutics, Inc.(x)*	3,509	73,408
Taysha Gene Therapies, Inc.*	7,627	34,093
Tectonic Therapeutic, Inc.(x)*	386	11,931
Tevogen Bio Holdings, Inc.(x)*	3	14
TG Therapeutics, Inc.*	4,615	153,310
Tonix Pharmaceuticals Holding Corp.(x)*	270	3,713
Travere Therapeutics, Inc.*	2,588	76,889
TriSalus Life Sciences, Inc.*	873	3,492
TuHURA Biosciences, Inc.(x)*	2,291	4,101
Twist Bioscience Corp.*	1,986	94,375
Tyra Biosciences, Inc.*	872	33,398
Upstream Bio, Inc.(x)*	1,065	9,585
UroGen Pharma Ltd.*	1,183	21,270
Vanda Pharmaceuticals, Inc.*	1,879	12,984
Vaxcyte, Inc.*	3,994	232,091
Vera Therapeutics, Inc., Class A*	1,984	79,816
Veracyte, Inc.*	2,545	81,974
Verastem, Inc.*	1,896	10,049
Vericel Corp.*	1,643	52,855
Vir Biotechnology, Inc.*	2,727	24,434
Viridian Therapeutics, Inc.*	2,671	52,245
Voyager Therapeutics, Inc.*	2,054	7,928
Xencor, Inc.*	2,305	27,798
Xenon Pharmaceuticals, Inc.*	2,781	161,715
XOMA Royalty Corp.*	322	10,101
Zenas Biopharma, Inc.(x)*	842	16,461
Zymeworks, Inc.*	1,602	40,114

		8,810,639

Health Care Equipment & Supplies (2.2%)
Accuray, Inc.*	4,103	1,592
Acme United Corp.(x)	114	5,120
Alphatec Holdings, Inc.*	3,949	42,965
AngioDynamics, Inc.*	1,364	15,509
Anteris Technologies Global Corp.(x)*	2,431	13,492
Artivion, Inc.*	1,418	51,927
AtriCure, Inc.*	1,595	45,505
Avanos Medical, Inc.*	1,429	20,020
Axogen, Inc.*	1,611	53,372
Beta Bionics, Inc.(x)*	1,307	13,096
Bioventus, Inc., Class A*	1,590	14,517

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Butterfly Network, Inc., Class A*	6,789	$27,428
CapsoVision, Inc.(x)*	412	3,004
Carlsmed, Inc.(x)*	336	3,041
Ceribell, Inc.*	886	16,240
Cerus Corp.*	4,517	8,221
ClearPoint Neuro, Inc.(x)*	918	8,354
CONMED Corp.	990	35,006
CVRx, Inc.*	489	4,626
Delcath Systems, Inc.*	1,073	9,957
Electromed, Inc.*	236	5,525
Embecta Corp.	2,082	18,405
Enovis Corp.*	1,822	41,451
Envista Holdings Corp.*	124,534	3,159,428
Glaukos Corp.*	1,780	191,635
Haemonetics Corp.*	1,506	84,878
ICU Medical, Inc.*	796	102,803
Inogen, Inc.*	950	5,871
Integer Holdings Corp.*	1,096	96,448
Integra LifeSciences Holdings Corp.*	2,052	19,330
iRadimed Corp.	261	25,124
IRhythm Holdings, Inc.*	1,019	120,262
Kestra Medical Technologies Ltd.(x)*	875	17,439
KORU Medical Systems, Inc.*	1,413	6,104
Lantheus Holdings, Inc.*	2,100	159,285
LeMaitre Vascular, Inc.	677	73,908
LENSAR, Inc.(x)*	365	2,175
LivaNova plc*	1,734	110,213
Lucid Diagnostics, Inc.(x)*	3,835	4,410
Merit Medical Systems, Inc.*	1,890	130,278
Myomo, Inc.(x)*	1,934	1,307
Neogen Corp.*	7,144	66,368
Neuronetics, Inc.(x)*	1,289	1,869
NeuroPace, Inc.*	690	9,074
Novocure Ltd.*	3,221	35,109
Omnicell, Inc.*	1,393	46,498
OraSure Technologies, Inc.*	2,772	8,316
Orthofix Medical, Inc.*	1,356	15,553
OrthoPediatrics Corp.*	392	6,221
Outset Medical, Inc.(x)*	617	2,369
PROCEPT BioRobotics Corp.*	1,736	43,417
Pro-Dex, Inc.(x)*	108	5,305
Pulmonx Corp.*	1,522	1,963
Pulse Biosciences, Inc.(x)*	496	10,709
QuidelOrtho Corp.*	2,255	37,050
RxSight, Inc.*	1,273	7,842
Sanara Medtech, Inc.*	167	2,869
SANUWAVE Health, Inc.(x)*	246	4,253
Shoulder Innovations, Inc.(x)*	323	4,693
SI-BONE, Inc.*	1,372	17,328
Sight Sciences, Inc.*	1,454	5,482
STAAR Surgical Co.*	1,067	19,953
Stereotaxis, Inc.*	853	1,570
Strive, Inc., Class A(x)*	1,607	16,102
Tactile Systems Technology, Inc.*	770	20,120
Tandem Diabetes Care, Inc.*	2,158	41,369
TransMedics Group, Inc.*	1,079	107,263
Treace Medical Concepts, Inc.*	1,841	2,467
UFP Technologies, Inc.*	240	46,464
Utah Medical Products, Inc.	120	7,439
Varex Imaging Corp.*	1,113	11,809

		5,376,115

Health Care Providers & Services (1.2%)
Accendra Health, Inc.*	2,909	6,633
AdaptHealth Corp., Class A*	3,164	37,652
Addus HomeCare Corp.*	594	55,628
agilon health, Inc.*	457	3,613
AirSculpt Technologies, Inc.(x)*	535	1,514
Alignment Healthcare, Inc.*	6,389	112,574
AMN Healthcare Services, Inc.*	1,178	21,605
Ardent Health, Inc.*	851	7,285
Astrana Health, Inc.*	1,386	33,985
Aveanna Healthcare Holdings, Inc.*	1,694	10,909
BrightSpring Health Services, Inc.*	4,211	179,431
Brookdale Senior Living, Inc.*	7,493	102,504
Castle Biosciences, Inc.*	1,002	24,599
Clover Health Investments Corp., Class A(x)*	12,023	21,160
Community Health Systems, Inc.*	3,886	11,425
Concentra Group Holdings Parent, Inc.	3,723	79,858
CorVel Corp.*	897	49,021
Cross Country Healthcare, Inc.*	758	7,125
DocGo, Inc.*	3,984	2,506
Enhabit, Inc.*	1,610	22,685
Ensign Group, Inc. (The)	1,819	366,528
Fulgent Genetics, Inc.*	738	11,734
GeneDx Holdings Corp., Class A*	639	41,037
Guardant Health, Inc.*	3,988	368,372
Guardian Pharmacy Services, Inc., Class A*	669	25,195
HealthEquity, Inc.*	2,677	223,717
Hims & Hers Health, Inc.(x)*	6,574	136,476
Innovage Holding Corp.*	417	3,344
Joint Corp. (The)*	451	3,991
LifeStance Health Group, Inc.*	5,641	35,933
Lumexa Imaging Holdings, Inc.(x)*	727	6,252
Nano-X Imaging Ltd.(x)*	1,963	4,456
National HealthCare Corp.	401	64,040
National Research Corp.	330	5,603
NeoGenomics, Inc.*	4,132	30,659
Nutex Health, Inc.(x)*	173	16,442
Omada Health, Inc.*	1,020	12,821
Oncology Institute, Inc. (The)*	2,023	6,211
OPKO Health, Inc.*	14,645	16,695
Option Care Health, Inc.*	5,213	140,334
PACS Group, Inc.*	1,354	43,490
Pediatrix Medical Group, Inc.*	2,700	57,753
Pennant Group, Inc. (The)*	1,024	31,212
Privia Health Group, Inc.*	3,740	76,932
Progyny, Inc.*	2,515	42,705
RadNet, Inc.*	2,186	122,176
Select Medical Holdings Corp.	3,534	57,569
Sonida Senior Living, Inc.*	154	4,966
Strata Critical Medical, Inc.(x)*	2,500	10,450
Surgery Partners, Inc.*	2,459	29,311
Talkspace, Inc.*	4,287	22,185
US Physical Therapy, Inc.	486	36,431
Viemed Healthcare, Inc.*	1,017	9,367

		2,856,099

Health Care Technology (0.1%)
Claritev Corp.(x)*	271	4,428
Definitive Healthcare Corp., Class A*	845	1,039
Evolent Health, Inc., Class A*	4,279	9,756
Health Catalyst, Inc.*	2,421	3,075
HealthStream, Inc.	671	13,897
HeartFlow, Inc.(x)*	613	14,914
LifeMD, Inc.*	1,411	5,094
OptimizeRx Corp.*	561	3,523
Phreesia, Inc.*	2,027	16,986
Schrodinger, Inc.*	1,650	18,744
Simulations Plus, Inc.*	616	7,281

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Teladoc Health, Inc.*	5,335	$29,076
TruBridge, Inc.*	343	5,022
Waystar Holding Corp.*	3,431	82,721

		215,556

Life Sciences Tools & Services (1.0%)
10X Genomics, Inc., Class A*	3,554	75,451
Adaptive Biotechnologies Corp.*	4,774	66,263
Azenta, Inc.*	1,319	27,870
BioLife Solutions, Inc.*	1,286	24,537
Bruker Corp.	56,780	2,050,894
Codexis, Inc.(x)*	2,907	4,738
CryoPort, Inc.*	1,749	14,482
Cytek Biosciences, Inc.*	3,911	17,091
Fortrea Holdings, Inc.*	2,957	27,855
Ginkgo Bioworks Holdings, Inc., Class A(x)*	1,384	8,484
Lifecore Biomedical, Inc.*	1,093	4,066
Maravai LifeSciences Holdings, Inc., Class A*	3,055	8,646
MaxCyte, Inc.*	4,124	2,897
Mesa Laboratories, Inc.	144	12,733
OmniAb, Inc.*	3,388	5,319
Pacific Biosciences of California, Inc.(x)*	10,163	13,415
Personalis, Inc.(x)*	1,797	11,447
Quanterix Corp.*	1,465	5,157
Quantum-Si, Inc.(x)*	3,948	3,056
Standard BioTools, Inc.*	8,250	7,584

		2,391,985

Pharmaceuticals (0.9%)
Aardvark Therapeutics, Inc.*	290	1,093
Aclaris Therapeutics, Inc.*	3,120	11,700
Alumis, Inc.*	2,204	48,554
Amneal Pharmaceuticals, Inc.*	4,899	60,895
Amphastar Pharmaceuticals, Inc.*	1,126	22,058
Amylyx Pharmaceuticals, Inc.*	2,967	41,241
ANI Pharmaceuticals, Inc.*	570	43,833
Aquestive Therapeutics, Inc.(x)*	3,146	13,056
Arvinas, Inc.*	1,616	17,130
Atea Pharmaceuticals, Inc.*	2,282	12,277
Axsome Therapeutics, Inc.*	1,347	227,670
BioAge Labs, Inc.*	966	16,895
Biote Corp., Class A(x)*	1,326	1,790
Collegium Pharmaceutical, Inc.*	1,062	35,120
CorMedix, Inc.(x)*	2,595	17,620
Crinetics Pharmaceuticals, Inc.*	3,130	113,682
Definium Therapeutics, Inc.*	3,104	58,666
Edgewise Therapeutics, Inc.*	2,137	67,316
Enliven Therapeutics, Inc.*	1,256	49,235
Esperion Therapeutics, Inc.*	7,761	21,265
Eton Pharmaceuticals, Inc.*	918	22,656
Evolus, Inc.*	1,448	5,951
EyePoint, Inc.*	2,523	32,521
Fulcrum Therapeutics, Inc.*	1,591	12,203
Harmony Biosciences Holdings, Inc.*	1,431	40,082
Harrow, Inc.(x)*	1,038	36,600
Indivior Pharmaceuticals, Inc.*	3,873	118,049
Innoviva, Inc.*	2,375	55,338
Journey Medical Corp.(x)*	657	3,081
LB Pharmaceuticals, Inc.(x)*	622	15,339
LENZ Therapeutics, Inc.(x)*	518	4,740
Ligand Pharmaceuticals, Inc.*	636	126,977
Liquidia Corp.*	2,134	80,537
Maze Therapeutics, Inc.(x)*	852	25,432
MBX Biosciences, Inc.*	941	28,089
MediWound Ltd.(x)*	306	4,930
Nuvation Bio, Inc.*	7,997	34,307
Ocular Therapeutix, Inc.*	6,237	52,827
Omeros Corp.(x)*	2,142	22,620
Pacira BioSciences, Inc.*	1,258	28,431
Phathom Pharmaceuticals, Inc.(x)*	1,412	15,687
Phibro Animal Health Corp., Class A	692	38,275
Prestige Consumer Healthcare, Inc.*	1,518	89,972
Rapport Therapeutics, Inc.*	940	29,413
Septerna, Inc.*	625	15,019
SIGA Technologies, Inc.	1,247	6,671
Supernus Pharmaceuticals, Inc.*	1,771	91,543
Tarsus Pharmaceuticals, Inc.*	1,295	90,844
Terns Pharmaceuticals, Inc.*	3,084	162,589
Theravance Biopharma, Inc.*	1,240	20,125
Third Harmonic Bio, Inc.(r)*	857	—
Trevi Therapeutics, Inc.*	2,870	34,239
Tvardi Therapeutics, Inc.*	160	509
WaVe Life Sciences Ltd.*	4,452	32,277
Xeris Biopharma Holdings, Inc.*	5,030	29,174
Zevra Therapeutics, Inc.*	1,856	17,298

		2,305,441

Total Health Care		21,955,835

Industrials (20.1%)
Aerospace & Defense (3.5%)
AAR Corp.*	1,257	137,591
AeroVironment, Inc.*	1,217	222,772
AerSale Corp.*	1,291	8,030
AIRO Group Holdings, Inc.(x)*	692	5,263
Archer Aviation, Inc., Class A(x)*	19,501	100,820
Astronics Corp.*	1,007	67,197
Babcock International Group plc	83,959	1,293,270
Beta Technologies, Inc., Class A(x)*	1,000	14,700
Byrna Technologies, Inc.(x)*	674	6,187
Cadre Holdings, Inc.	952	29,207
Ducommun, Inc.*	439	53,558
Eve Holding, Inc.(x)*	3,132	7,767
Firefly Aerospace, Inc.*	674	19,189
Intuitive Machines, Inc.(x)*	3,485	64,682
Kratos Defense & Security Solutions, Inc.*	5,828	410,932
Melrose Industries plc	42,019	283,038
Mercury Systems, Inc.*	1,760	128,322
Moog, Inc., Class A	908	265,717
National Presto Industries, Inc.	186	25,493
Park Aerospace Corp.	557	15,251
QinetiQ Group plc	410,288	2,481,308
Red Cat Holdings, Inc.(x)*	3,452	45,187
Redwire Corp.(x)*	3,339	28,381
Satellogic, Inc., Class A(x)*	2,414	13,132
Senior plc	655,597	2,512,814
V2X, Inc.*	858	58,773
Voyager Technologies, Inc., Class A(x)*	1,520	35,553
VSE Corp.	883	162,825
York Space Systems, Inc.*	528	11,706

		8,508,665

Air Freight & Logistics (0.0%)†
Forward Air Corp.*	716	11,964
Hub Group, Inc., Class A	1,922	69,269
Radiant Logistics, Inc.*	885	6,239

		87,472

Building Products (1.9%)
American Woodmark Corp.*	11,970	476,765
Apogee Enterprises, Inc.	698	23,411
AZZ, Inc.	959	120,000
CSW Industrials, Inc.	509	132,635

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Fortune Brands Innovations, Inc.	4,432	$172,715
Gibraltar Industries, Inc.*	1,015	40,468
Griffon Corp.	1,269	92,231
Insteel Industries, Inc.	541	18,183
Janus International Group, Inc.*	4,010	20,651
JELD-WEN Holding, Inc.*	3,265	4,049
Masterbrand, Inc.*	4,124	34,270
Modine Manufacturing Co.*	1,691	366,457
Quanex Building Products Corp.	1,364	24,511
Resideo Technologies, Inc.*	22,791	768,285
Tecnoglass, Inc.	880	39,204
UFP Industries, Inc.	22,206	2,045,617
Zurn Elkay Water Solutions Corp.	4,806	215,501

		4,594,953

Commercial Services & Supplies (2.3%)
ABM Industries, Inc.	1,983	76,385
ACCO Brands Corp.	2,383	7,149
ACV Auctions, Inc., Class A*	5,404	22,913
Brady Corp., Class A	31,120	2,528,189
BrightView Holdings, Inc.*	2,221	26,186
Brink’s Co. (The)	1,340	138,864
Casella Waste Systems, Inc., Class A*	2,055	163,044
Cimpress plc*	534	38,982
CompX International, Inc.	68	1,588
CoreCivic, Inc.*	3,269	61,817
Deluxe Corp.	1,450	39,933
Ennis, Inc.	866	18,550
Enviri Corp.*	2,563	50,286
GEO Group, Inc. (The)*	4,413	74,182
Healthcare Services Group, Inc.*	2,207	40,940
HNI Corp.	2,240	74,794
Interface, Inc., Class A	1,809	45,080
Liquidity Services, Inc.*	824	25,190
MillerKnoll, Inc.	2,099	30,351
Montrose Environmental Group, Inc.*	1,073	23,488
MSA Safety, Inc.	10,123	1,659,666
NL Industries, Inc.	460	2,682
OPENLANE, Inc.*	3,349	97,623
Perma-Fix Environmental Services, Inc.*	555	5,933
Pitney Bowes, Inc.	5,263	58,156
Quad/Graphics, Inc.	1,010	6,676
UniFirst Corp.	475	119,505
Vestis Corp.*	2,865	22,519
Virco Mfg. Corp.(x)	456	2,791

		5,463,462

Construction & Engineering (2.3%)
Ameresco, Inc., Class A*	1,104	28,152
Arcosa, Inc.	1,563	165,897
Argan, Inc.	434	236,378
Bowman Consulting Group Ltd., Class A*	458	13,026
Cardinal Infrastructure Group, Inc., Class A*	229	9,081
Centuri Holdings, Inc.*	2,834	82,781
Concrete Pumping Holdings, Inc.*	789	5,633
Construction Partners, Inc., Class A*	1,563	173,681
Dycom Industries, Inc.*	943	319,507
Fluor Corp.*	5,181	241,694
Granite Construction, Inc.(x)	1,437	172,268
Great Lakes Dredge & Dock Corp.*	2,139	36,363
IES Holdings, Inc.*	291	138,653
Legence Corp., Class A*	1,237	69,841
Limbach Holdings, Inc.*	314	24,508
Matrix Service Co.*	867	9,953
MYR Group, Inc.*	489	138,054
NWPX Infrastructure, Inc.*	297	23,124
Orion Group Holdings, Inc.*	1,299	14,159
Primoris Services Corp.	1,743	249,319
Southland Holdings, Inc.(x)*	165	214
Sterling Infrastructure, Inc.*	963	392,201
Tutor Perini Corp.	1,439	111,076
Valmont Industries, Inc.	6,887	2,751,839

		5,407,402

Electrical Equipment (4.2%)
Allient, Inc.	450	26,590
American Superconductor Corp.*	1,512	51,181
Amprius Technologies, Inc.*	3,782	63,765
Array Technologies, Inc.*	5,092	36,815
Atkore, Inc.	1,082	63,741
Bloom Energy Corp., Class A*	7,044	954,392
EnerSys	11,180	1,942,190
Enovix Corp.(x)*	5,903	30,578
Eos Energy Enterprises, Inc.(x)*	9,665	47,938
Fluence Energy, Inc., Class A*	2,425	33,368
Hyliion Holdings Corp.(x)*	3,025	5,324
KULR Technology Group, Inc.(x)*	1,135	2,690
LSI Industries, Inc.	953	17,726
NANO Nuclear Energy, Inc.(x)*	1,342	27,484
Net Power, Inc.(x)*	896	1,398
Nextpower, Inc., Class A*	4,705	567,188
NuScale Power Corp., Class A*	5,073	54,991
Plug Power, Inc.(x)*	42,293	95,582
Powell Industries, Inc.	305	165,029
Power Solutions International, Inc.*	313	19,055
Preformed Line Products Co.	91	24,638
Regal Rexnord Corp.	18,887	3,536,780
Rosebank Industries plc*	462,386	1,946,834
Sensata Technologies Holding plc	3,787	133,378
Shoals Technologies Group, Inc., Class A*	5,773	37,986
SKYX Platforms Corp.*	1,404	1,572
SunPower, Inc.(x)*	2,593	3,293
Sunrun, Inc.*	7,496	101,646
T1 Energy, Inc.*	6,511	28,583
Thermon Group Holdings, Inc.*	1,067	53,777
Vicor Corp.*	741	119,301

		10,194,813

Ground Transportation (0.6%)
ArcBest Corp.	751	73,868
Covenant Logistics Group, Inc., Class A	461	12,516
FTAI Infrastructure, Inc.	3,446	17,023
Heartland Express, Inc.	1,284	13,354
Hertz Global Holdings, Inc.(x)*	3,292	15,176
Knight-Swift Transportation Holdings, Inc., Class A	20,779	1,196,455
Marten Transport Ltd.	1,645	21,599
PAMT Corp.*	268	2,265
Proficient Auto Logistics, Inc.*	686	4,651
RXO, Inc.*	5,061	73,992
Universal Logistics Holdings, Inc.(x)	234	4,947
Werner Enterprises, Inc.	1,828	53,761

		1,489,607

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A(x)	780	24,679

Machinery (4.0%)
3D Systems Corp.*	4,892	9,197
Aebi Schmidt Holding AG	1,024	9,943
AirJoule Technologies Corp.(x)*	1,001	2,512

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Alamo Group, Inc.	324	$53,450
Albany International Corp., Class A	961	50,174
Alliance Laundry Holdings, Inc.(x)*	1,364	28,289
Astec Industries, Inc.	736	39,626
Atmus Filtration Technologies, Inc.	2,658	150,895
ATS Corp.*	4,442	125,204
Blue Bird Corp.*	997	56,620
CECO Environmental Corp.*	970	57,793
Chart Industries, Inc.*	1,454	300,614
Columbus McKinnon Corp.	1,017	14,777
Douglas Dynamics, Inc.	718	30,221
Eastern Co. (The)	217	4,392
Energy Recovery, Inc.*	1,672	16,837
Enerpac Tool Group Corp., Class A	1,725	62,911
Enpro, Inc.	675	169,189
ESCO Technologies, Inc.	847	238,320
Federal Signal Corp.	1,923	207,953
Franklin Electric Co., Inc.	1,260	116,134
Gates Industrial Corp. plc*	132,446	2,994,604
Gencor Industries, Inc.*	464	6,960
Gorman-Rupp Co. (The)	643	39,950
Graham Corp.*	359	28,332
Greenbrier Cos., Inc. (The)	995	52,387
Helios Technologies, Inc.	1,048	67,816
Hillman Solutions Corp.*	6,307	52,474
Hyster-Yale, Inc.	442	14,369
JBT Marel Corp.	1,680	214,822
Kadant, Inc.	374	109,339
Kennametal, Inc.	2,437	88,049
L B Foster Co., Class A*	384	10,714
Lindsay Corp.	329	39,174
Luxfer Holdings plc	648	7,893
Manitowoc Co., Inc. (The)*	1,000	11,650
Mayville Engineering Co., Inc.*	486	8,724
Microvast Holdings, Inc.*	7,120	10,680
Middleby Corp. (The)*	2,228	295,388
Miller Industries, Inc.	322	14,667
Mueller Water Products, Inc., Class A	67,279	1,849,500
Omega Flex, Inc.	149	4,625
Oshkosh Corp.	5,714	841,158
Palladyne AI Corp.(x)*	913	5,542
Park-Ohio Holdings Corp.	369	8,871
Proto Labs, Inc.*	728	41,511
Richtech Robotics, Inc., Class B(x)*	5,012	10,475
SPX Technologies, Inc.*	1,558	311,506
Standex International Corp.	396	100,924
Tennant Co.	571	37,914
Terex Corp.	3,646	215,479
Titan International, Inc.*	1,699	11,740
Trinity Industries, Inc.	2,634	84,762
Wabash National Corp.	1,087	9,370
Watts Water Technologies, Inc., Class A	886	257,197
Worthington Enterprises, Inc.	979	51,045

		9,654,662

Marine Transportation (0.1%)
Costamare Bulkers Holdings Ltd.*	325	5,028
Costamare, Inc.	1,343	22,697
Genco Shipping & Trading Ltd.	1,027	23,159
Himalaya Shipping Ltd.(x)	848	11,278
Matson, Inc.	989	162,136
Pangaea Logistics Solutions Ltd.	996	7,052
Safe Bulkers, Inc.	1,418	8,976

		240,326

Passenger Airlines (0.2%)
Allegiant Travel Co.*	440	35,657
Frontier Group Holdings, Inc.(x)*	1,568	5,535
JetBlue Airways Corp.*	9,888	43,705
Joby Aviation, Inc.*	18,819	155,445
SkyWest, Inc.*	1,308	120,114
Sun Country Airlines Holdings, Inc.*	1,563	25,821

		386,277

Professional Services (0.6%)
Alight, Inc., Class A	15,091	8,794
Asure Software, Inc.*	830	7,138
Barrett Business Services, Inc.	861	25,124
BlackSky Technology, Inc., Class A(x)*	947	23,827
CBIZ, Inc.*	1,626	43,658
Conduent, Inc.*	2,769	3,544
CRA International, Inc.	197	31,890
CSG Systems International, Inc.	891	71,227
Exponent, Inc.	1,588	103,617
Falcon’s Beyond Global, Inc., Class A(x)*	477	6,726
First Advantage Corp.(x)*	2,510	29,518
Forrester Research, Inc.*	473	2,677
Franklin Covey Co.*	446	7,042
HireQuest, Inc.	236	2,355
Huron Consulting Group, Inc.*	545	69,482
IBEX Holdings Ltd.*	343	9,199
ICF International, Inc.	560	36,562
Innodata, Inc.(x)*	997	38,504
Insperity, Inc.	1,173	31,718
Kelly Services, Inc., Class A	1,215	10,753
Kforce, Inc.	535	15,643
Korn Ferry	1,641	103,301
Legalzoom.com, Inc.*	3,963	22,470
Maximus, Inc.	1,751	112,239
Mistras Group, Inc.*	401	5,927
Planet Labs PBC*	8,729	243,976
Public Policy Holding Co., Inc.	356	4,656
RCM Technologies, Inc.*	197	3,771
Resolute Holdings Management, Inc.*	146	23,696
Resources Connection, Inc.	1,162	4,334
Skillsoft Corp.(x)*	301	1,291
Spire Global, Inc.(x)*	945	11,888
TIC Solutions, Inc.(x)*	6,650	43,757
TriNet Group, Inc.	977	35,592
TrueBlue, Inc.*	1,267	4,954
TTEC Holdings, Inc.(x)*	825	2,062
Upwork, Inc.*	3,885	42,580
Verra Mobility Corp., Class A*	5,302	75,766
Willdan Group, Inc.*	462	35,371

		1,356,629

Trading Companies & Distributors (0.4%)
Alta Equipment Group, Inc.	939	5,042
BlueLinx Holdings, Inc.*	244	13,220
Boise Cascade Co.	1,232	93,447
Custom Truck One Source, Inc.*	1,990	13,074
Distribution Solutions Group, Inc.*	278	7,295
DNOW, Inc.*	5,949	70,853
DXP Enterprises, Inc.*	412	57,569
EVI Industries, Inc.	209	4,301
GATX Corp.	1,148	196,009
Global Industrial Co.	539	16,989
Herc Holdings, Inc.	1,045	104,030
Hudson Technologies, Inc.*	1,218	7,162
Karat Packaging, Inc.	208	5,807
McGrath RentCorp	790	87,121
NPK International, Inc.*	2,619	37,949
Rush Enterprises, Inc., Class A	1,936	127,989

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Rush Enterprises, Inc., Class B	317	$20,399
Titan Machinery, Inc.*	794	13,276
Transcat, Inc.*	277	20,346
Willis Lease Finance Corp.	99	16,856
Xometry, Inc., Class A*	1,426	58,238

		976,972

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.(x)*	929	8,946

Total Industrials		48,394,865

Information Technology (11.7%)
Communications Equipment (0.5%)
ADTRAN Holdings, Inc.*	2,253	28,343
Applied Optoelectronics, Inc.*	2,129	180,092
Aviat Networks, Inc.*	434	9,813
BK Technologies Corp.*	97	7,239
Calix, Inc.*	1,908	93,473
Clearfield, Inc.*	366	9,688
Digi International, Inc.*	1,203	57,985
Extreme Networks, Inc.*	4,420	66,654
Harmonic, Inc.*	3,625	32,552
Inseego Corp.(x)*	554	6,160
NETGEAR, Inc.*	818	17,865
NetScout Systems, Inc.*	2,317	73,657
Ribbon Communications, Inc.*	3,619	7,672
Viasat, Inc.*	3,970	181,826
Viavi Solutions, Inc.*	7,424	247,071
Vistance Networks, Inc.*	7,166	130,421

		1,150,511

Electronic Equipment, Instruments & Components (4.3%)
908 Devices, Inc.*	903	5,526
Advanced Energy Industries, Inc.	1,217	392,738
Aeva Technologies, Inc.(x)*	1,411	18,569
Arlo Technologies, Inc.*	3,174	45,166
Badger Meter, Inc.	948	144,428
Bel Fuse, Inc., Class A	43	7,749
Bel Fuse, Inc., Class B	335	66,323
Belden, Inc.	1,256	144,227
Benchmark Electronics, Inc.	57,194	3,206,296
Climb Global Solutions, Inc.	504	9,989
CTS Corp.	866	41,360
Daktronics, Inc.*	1,327	25,943
ePlus, Inc.	841	63,285
Evolv Technologies Holdings, Inc.*	5,050	30,553
Fabrinet*	1,164	607,049
Frequency Electronics, Inc.*	230	10,180
Insight Enterprises, Inc.*	946	63,391
Itron, Inc.*	1,440	129,067
Kimball Electronics, Inc.*	807	19,118
Knowles Corp.*	2,827	72,597
Methode Electronics, Inc.	1,199	6,619
MicroVision, Inc.(x)*	7,782	4,990
Mirion Technologies, Inc., Class A*	7,625	141,749
M-Tron Industries, Inc.*	40	2,674
Napco Security Technologies, Inc.	1,071	42,187
Neonode, Inc.*	370	518
nLight, Inc.*	1,521	86,727
Novanta, Inc.*	1,146	135,354
OSI Systems, Inc.*	507	134,614
Ouster, Inc.*	1,833	33,672
Oxford Instruments plc	27,314	875,563
PC Connection, Inc.	338	19,759
Plexus Corp.*	857	173,577
Powerfleet, Inc.*	3,766	11,599
Richardson Electronics Ltd.	526	5,760
Rogers Corp.*	583	62,573
Sanmina Corp.*	1,716	222,462
ScanSource, Inc.*	704	25,555
TTM Technologies, Inc.*	3,304	321,876
Vishay Intertechnology, Inc.	3,897	70,146
Vishay Precision Group, Inc.*	431	18,714
Vontier Corp.	81,838	2,902,794
Vuzix Corp.(x)*	2,210	5,105

		10,408,141

IT Services (0.3%)
Applied Digital Corp.(x)*	7,627	181,065
ASGN, Inc.*	1,340	51,871
Backblaze, Inc., Class A*	1,691	5,834
BigBear.ai Holdings, Inc.(x)*	14,536	51,167
Commerce.com, Inc.*	2,000	5,340
Crexendo, Inc.*	790	4,874
CSP, Inc.	407	3,521
DigitalOcean Holdings, Inc.*	2,469	211,791
Fastly, Inc., Class A*	4,596	133,560
Grid Dynamics Holdings, Inc.*	2,299	13,104
Hackett Group, Inc. (The)	930	12,099
Information Services Group, Inc.	815	3,130
Rackspace Technology, Inc.(x)*	2,744	2,689
TSS, Inc.(x)*	657	8,548
Tucows, Inc., Class A*	109	1,870
Unisys Corp.*	2,335	4,833
VTEX, Class A*	2,039	8,156
Whitefiber, Inc.(x)*	339	4,037

		707,489

Semiconductors & Semiconductor Equipment (3.0%)
ACM Research, Inc., Class A*	1,630	64,141
Aehr Test Systems(x)*	967	35,856
Aeluma, Inc.(x)*	326	4,267
Alpha & Omega Semiconductor Ltd.*	912	20,210
Ambarella, Inc.*	1,344	69,182
Ambiq Micro, Inc.*	559	14,204
Atomera, Inc.(x)*	963	3,669
Axcelis Technologies, Inc.*	978	91,032
Blaize Holdings, Inc.(x)*	2,142	3,898
CEVA, Inc.*	650	12,142
Cohu, Inc.*	18,045	552,538
Credo Technology Group Holding Ltd.*	5,201	488,218
Diodes, Inc.*	1,514	103,346
FormFactor, Inc.*	2,512	243,639
Ichor Holdings Ltd.*	1,116	52,017
Impinj, Inc.*	909	93,354
indie Semiconductor, Inc., Class A(x)*	5,874	18,914
Kopin Corp.(x)*	5,171	11,635
Kulicke & Soffa Industries, Inc.	1,623	106,664
MaxLinear, Inc., Class A*	2,583	44,918
Melexis NV(x)	8,479	525,976
MKS, Inc.	8,825	2,028,073
Navitas Semiconductor Corp., Class A(x)*	6,500	57,005
NVE Corp.	179	11,725
Onto Innovation, Inc.*	4,206	862,524
PDF Solutions, Inc.*	1,011	33,070
Penguin Solutions, Inc.*	1,656	29,146
Photronics, Inc.*	1,863	75,284
Power Integrations, Inc.	1,734	88,781
Rambus, Inc.*	3,472	298,696
Rigetti Computing, Inc.*	10,437	146,536
Semtech Corp.*	3,002	230,824
Silicon Laboratories, Inc.*	1,042	216,892
SiTime Corp.*	725	250,379
SkyWater Technology, Inc.*	1,136	31,138

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Synaptics, Inc.*	1,234	$86,429
Ultra Clean Holdings, Inc.*	1,466	91,156
Veeco Instruments, Inc.*	1,886	63,860

		7,161,338

Software (3.4%)
8x8, Inc.*	4,741	7,870
A10 Networks, Inc.	2,338	54,055
ACI Worldwide, Inc.*	102,938	4,221,487
Adeia, Inc.	3,584	86,124
Agilysys, Inc.*	849	60,398
Airship AI Holdings, Inc.(x)*	966	2,183
Alarm.com Holdings, Inc.*	1,574	67,981
Alkami Technology, Inc.(x)*	2,239	35,085
Amplitude, Inc., Class A*	3,226	22,001
Appian Corp., Class A*	1,331	32,090
Arteris, Inc.*	1,126	18,511
Asana, Inc., Class A*	2,956	18,918
AudioEye, Inc.*	271	1,726
AvePoint, Inc.*	4,912	46,713
Bit Digital, Inc.(x)*	10,741	14,071
Bitdeer Technologies Group, Class A(x)*	3,874	33,510
Blackbaud, Inc.*	1,120	43,243
BlackLine, Inc.*	1,660	61,420
Blend Labs, Inc., Class A*	6,374	10,836
Box, Inc., Class A*	4,527	107,018
Braze, Inc., Class A*	2,898	68,422
C3.ai, Inc., Class A(x)*	4,369	36,787
Cerence, Inc.*	1,186	7,484
Chaince Digital Holdings, Inc.(x)*	1,176	4,680
Cipher Digital, Inc.*	10,552	135,804
Cleanspark, Inc.(x)*	8,083	68,786
Clear Secure, Inc., Class A	2,792	135,161
Clearwater Analytics Holdings, Inc., Class A*	8,934	211,289
Commvault Systems, Inc.*	1,403	109,280
Consensus Cloud Solutions, Inc.*	653	15,502
Core Scientific, Inc.*	9,346	139,816
CS Disco, Inc.*	1,040	3,973
Daily Journal Corp.(x)*	38	18,329
Digimarc Corp.(x)*	578	2,838
Digital Turbine, Inc.*	3,461	9,968
Domo, Inc., Class B*	1,032	3,158
D-Wave Quantum, Inc.(x)*	11,745	169,480
eGain Corp.*	715	5,641
EverCommerce, Inc.(x)*	373	4,263
Expensify, Inc., Class A*	2,056	1,789
Five9, Inc.*	2,517	38,183
Freshworks, Inc., Class A*	6,837	54,901
Hut 8 Corp.*	3,143	147,438
I3 Verticals, Inc., Class A*	823	18,402
Intapp, Inc.*	1,915	49,196
InterDigital, Inc.	835	252,170
Kaltura, Inc.*	3,651	4,454
Life360, Inc.(x)*	687	28,043
LiveRamp Holdings, Inc.*	1,930	51,184
MARA Holdings, Inc.(x)*	11,968	97,659
Mitek Systems, Inc.*	1,587	21,425
N-able, Inc.*	2,160	10,087
NCR Voyix Corp.*	4,777	30,238
NextNav, Inc.*	3,006	48,156
ON24, Inc.*	1,375	11,138
OneSpan, Inc.	919	9,677
Ooma, Inc.*	669	9,734
Pagaya Technologies Ltd., Class A*	1,643	19,141
PagerDuty, Inc.*	3,090	19,189
PAR Technology Corp.*	1,300	17,329
Porch Group, Inc.*	2,870	20,578
Progress Software Corp.*	1,411	36,192
Q2 Holdings, Inc.*	1,963	92,850
Qualys, Inc.*	1,178	103,487
Rapid7, Inc.*	2,244	12,364
Red Violet, Inc.*	344	11,902
ReposiTrak, Inc.(x)	296	2,250
Rezolve AI plc(x)*	6,849	17,533
Rimini Street, Inc.*	1,038	3,405
Riot Platforms, Inc.*	11,125	137,505
SEMrush Holdings, Inc., Class A*	1,439	17,182
Silvaco Group, Inc.*	361	2,556
SoundHound AI, Inc., Class A(x)*	12,425	85,360
SoundThinking, Inc.(x)*	440	2,913
Sprinklr, Inc., Class A*	3,555	21,330
Sprout Social, Inc., Class A*	1,908	10,876
SPS Commerce, Inc.*	1,258	70,033
Telos Corp.*	1,654	6,930
Tenable Holdings, Inc.*	3,921	66,324
Terawulf, Inc.(x)*	9,856	142,222
Varonis Systems, Inc.*	3,634	78,022
Vertex, Inc., Class A*	2,349	27,930
Via Transportation, Inc., Class A(x)*	325	4,875
Viant Technology, Inc., Class A*	614	6,877
Weave Communications, Inc.*	2,064	9,536
WM Technology, Inc.*	3,549	2,337
Workiva, Inc., Class A*	1,606	95,766
Xperi, Inc.*	1,283	7,185
Yext, Inc.*	3,209	12,323
Zeta Global Holdings Corp., Class A*	6,725	107,062

		8,251,139

Technology Hardware, Storage & Peripherals (0.2%)
Corsair Gaming, Inc.*	1,529	8,486
CPI Card Group, Inc.*	187	2,713
Diebold Nixdorf, Inc.*	805	60,729
Eastman Kodak Co.*	1,594	14,426
GPGI, Inc., Class A(x)	5,718	97,778
Immersion Corp.(x)	1,086	5,930
IonQ, Inc.(x)*	11,111	320,330
Quantum Computing, Inc.(x)*	6,754	46,265
Turtle Beach Corp.*	392	3,975
Xerox Holdings Corp.(x)	4,504	5,810

		566,442

Total Information Technology		28,245,060

Materials (6.9%)
Chemicals (3.8%)
AdvanSix, Inc.	903	22,033
American Vanguard Corp.*	1,172	2,918
Arq, Inc.*	1,204	3,082
Ascent Industries Co.*	361	4,805
Ashland, Inc.	32,147	1,787,695
ASP Isotopes, Inc.(x)*	3,607	15,943
Aspen Aerogels, Inc.*	2,243	7,671
Avient Corp.	88,275	3,204,383
Balchem Corp.	1,049	177,785
Cabot Corp.	1,645	123,885
Chemours Co. (The)	4,737	104,356
Core Molding Technologies, Inc.*	341	7,638
Ecovyst, Inc.*	3,640	46,810
Elementis plc	1,342,387	2,670,284
Flotek Industries, Inc.*	505	8,570
Hawkins, Inc.	647	99,379
HB Fuller Co.	1,778	109,667
Ingevity Corp.*	1,147	81,701
Innospec, Inc.	758	55,349
Intrepid Potash, Inc.*	386	16,509

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Koppers Holdings, Inc.	640	$24,755
Kronos Worldwide, Inc.	966	6,347
LSB Industries, Inc.*	1,597	23,795
Mativ Holdings, Inc.	1,784	15,521
Minerals Technologies, Inc.	964	68,367
Orion SA	1,805	11,733
Perimeter Solutions, Inc.*	4,457	108,840
PureCycle Technologies, Inc.(x)*	4,058	21,061
Quaker Chemical Corp.	442	54,910
Rayonier Advanced Materials, Inc.*	2,004	22,184
Sensient Technologies Corp.	1,388	119,979
Stepan Co.	614	30,688
Trinseo plc(x)	1,366	143
Tronox Holdings plc	3,842	37,536
Valhi, Inc.	115	1,645

		9,097,967

Construction Materials (0.1%)
Knife River Corp.*	1,832	149,583
Smith-Midland Corp.*	40	1,301
Titan America SA(x)	841	12,598
United States Lime & Minerals, Inc.	342	44,669

		208,151

Containers & Packaging (0.1%)
Ardagh Metal Packaging SA	4,207	17,038
Greif, Inc., Class A	777	52,114
Greif, Inc., Class B	152	13,306
Myers Industries, Inc.	1,141	24,166
O-I Glass, Inc.*	4,783	50,269
Ranpak Holdings Corp., Class A*	1,818	6,490
TriMas Corp.	1,057	37,989

		201,372

Metals & Mining (2.6%)
Alpha Metallurgical Resources, Inc.*	370	75,950
American Battery Technology Co.(x)*	3,651	10,186
Caledonia Mining Corp. plc	595	13,441
Century Aluminum Co.*	1,823	106,992
Coeur Mining, Inc.*	32,844	616,482
Commercial Metals Co.	40,950	2,515,559
Compass Minerals International, Inc.*	1,046	24,424
Constellium SE*	4,356	107,070
Contango Silver & Gold, Inc.*	671	12,581
Critical Metals Corp.(x)*	2,004	15,912
Dakota Gold Corp.*	3,248	16,402
Ferroglobe plc	3,384	13,942
Friedman Industries, Inc.	277	4,908
Hecla Mining Co.	20,453	381,039
Idaho Strategic Resources, Inc.*	470	15,096
Ivanhoe Electric, Inc.*	3,547	41,926
Kaiser Aluminum Corp.	529	63,750
Lifezone Metals Ltd.(x)*	592	1,989
Materion Corp.	670	96,916
Metallus, Inc.*	1,104	18,039
NioCorp Developments Ltd.*	3,536	15,771
Novagold Resources, Inc.*	9,012	80,928
Perpetua Resources Corp.*	2,858	80,367
Ramaco Resources, Inc., Class A*	1,354	20,933
Ryerson Holding Corp.	60,945	1,370,044
SSR Mining, Inc.*	6,517	191,600
SunCoke Energy, Inc.	2,526	16,444
Tredegar Corp.*	1,082	8,602
United States Antimony Corp.(x)*	3,881	33,881
US Gold Corp.(x)*	422	6,410
US Goldmining, Inc.(x)*	395	4,594
USA Rare Earth, Inc.(x)*	5,913	89,493
Vox Royalty Corp.	1,593	8,347
Warrior Met Coal, Inc.	1,697	158,076
Worthington Steel, Inc.	1,049	31,837

		6,269,931

Paper & Forest Products (0.3%)
Clearwater Paper Corp.*	626	9,002
Louisiana-Pacific Corp.	9,883	718,988
Magnera Corp.*	1,170	11,127
Sylvamo Corp.	1,134	47,900

		787,017

Total Materials		16,564,438

Real Estate (3.1%)
Diversified REITs (0.2%)
AH Realty Trust, Inc. (REIT)	2,784	15,312
Alpine Income Property Trust, Inc. (REIT)	334	6,012
American Assets Trust, Inc. (REIT)	1,651	30,395
Broadstone Net Lease, Inc. (REIT)	6,229	113,804
CTO Realty Growth, Inc. (REIT)	1,033	19,100
Essential Properties Realty Trust, Inc. (REIT)	6,381	193,727
Gladstone Commercial Corp. (REIT)	1,530	17,488
Global Net Lease, Inc. (REIT)	6,660	62,338
Modiv Industrial, Inc. (REIT), Class C	320	4,582
NexPoint Diversified Real Estate Trust (REIT)	1,681	7,850

		470,608

Health Care REITs (0.4%)
American Healthcare REIT, Inc. (REIT)	5,810	273,999
CareTrust REIT, Inc. (REIT)	7,262	266,152
Chiron Real Estate, Inc. (REIT)	427	14,125
Community Healthcare Trust, Inc. (REIT)	962	15,286
Diversified Healthcare Trust (REIT)	7,270	48,273
LTC Properties, Inc. (REIT)	1,475	54,811
National Health Investors, Inc. (REIT)	1,514	122,422
Sabra Health Care REIT, Inc. (REIT)	8,125	156,244
Sila Realty Trust, Inc. (REIT)	1,788	42,340
Strawberry Fields REIT, Inc. (REIT)	293	3,487
Universal Health Realty Income Trust (REIT)	462	18,697

		1,015,836

Hotel & Resort REITs (0.2%)
Apple Hospitality REIT, Inc. (REIT)	7,289	83,896
Braemar Hotels & Resorts, Inc. (REIT)	1,153	2,721
Chatham Lodging Trust (REIT)	1,459	11,482
DiamondRock Hospitality Co. (REIT)	6,856	64,241
Pebblebrook Hotel Trust (REIT)(x)	3,839	48,487
RLJ Lodging Trust (REIT)	4,169	30,934
Ryman Hospitality Properties, Inc. (REIT)	1,976	182,326
Service Properties Trust (REIT)	4,618	6,257
Summit Hotel Properties, Inc. (REIT)	2,997	13,247
Sunstone Hotel Investors, Inc. (REIT)	5,879	52,970
Xenia Hotels & Resorts, Inc. (REIT)	2,980	44,193

		540,754

Industrial REITs (0.3%)
Industrial Logistics Properties Trust (REIT)	1,772	10,065
Innovative Industrial Properties, Inc. (REIT)	937	47,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
LXP Industrial Trust (REIT)	1,890	$87,431
One Liberty Properties, Inc. (REIT)(x)	547	11,739
STAG Industrial, Inc. (REIT)	10,460	377,188
Terreno Realty Corp. (REIT)	3,280	201,457

		734,880

Office REITs (0.2%)
Brandywine Realty Trust (REIT)	5,194	14,076
COPT Defense Properties (REIT)	3,703	113,312
Douglas Emmett, Inc. (REIT)(x)	4,645	43,756
Easterly Government Properties, Inc. (REIT), Class A	1,148	24,602
Empire State Realty Trust, Inc. (REIT), Class A	4,908	25,521
Franklin Street Properties Corp. (REIT)	4,251	2,825
Hudson Pacific Properties, Inc. (REIT)*	1,695	10,017
JBG SMITH Properties (REIT)	1,882	27,496
NET Lease Office Properties (REIT)	583	6,716
Peakstone Realty Trust (REIT)	1,189	24,838
Piedmont Realty Trust, Inc. (REIT)*	4,275	28,087
Postal Realty Trust, Inc. (REIT), Class A	804	14,922
SL Green Realty Corp. (REIT)(x)	2,366	87,400

		423,568

Real Estate Management & Development (0.2%)
American Realty Investors, Inc.*	2	31
Compass, Inc., Class A*	20,873	152,582
Cushman & Wakefield Ltd.*	6,741	82,645
Douglas Elliman, Inc.*	2,600	4,264
eXp World Holdings, Inc.	2,891	17,317
Forestar Group, Inc.*	625	15,275
FRP Holdings, Inc.*	447	9,780
Kennedy-Wilson Holdings, Inc.	3,823	41,365
Marcus & Millichap, Inc.	825	21,937
Maui Land & Pineapple Co., Inc.*	332	5,109
Newmark Group, Inc., Class A	4,969	74,485
RE/MAX Holdings, Inc., Class A*	778	4,481
Real Brokerage, Inc. (The)*	4,091	10,228
RMR Group, Inc. (The), Class A	373	5,770
Seaport Entertainment Group, Inc.(x)*	240	5,155
St Joe Co. (The)	1,222	76,742
Stratus Properties, Inc.*	244	7,447
Tejon Ranch Co.*	772	14,545
Transcontinental Realty Investors, Inc.*	56	1,953

		551,111

Residential REITs (0.6%)
BRT Apartments Corp. (REIT)	500	6,670
Centerspace (REIT)	551	31,655
Clipper Realty, Inc. (REIT)	606	1,830
Independence Realty Trust, Inc. (REIT)	78,612	1,170,533
NexPoint Residential Trust, Inc. (REIT)	793	19,825
UMH Properties, Inc. (REIT)	2,509	36,205
Veris Residential, Inc. (REIT)	2,465	46,514

		1,313,232

Retail REITs (0.9%)
Acadia Realty Trust (REIT)	4,143	79,214
Alexander’s, Inc. (REIT)	61	14,408
CBL & Associates Properties, Inc. (REIT)	600	23,058
Curbline Properties Corp. (REIT)	3,056	78,814
FrontView REIT, Inc. (REIT)	705	10,907
Getty Realty Corp. (REIT)	1,787	56,827
InvenTrust Properties Corp. (REIT)	2,326	70,850
Kite Realty Group Trust (REIT)	48,464	1,189,791
Macerich Co. (The) (REIT)	8,201	154,999
NETSTREIT Corp. (REIT)(x)	2,757	51,914
Phillips Edison & Co., Inc. (REIT)	4,022	150,503
Saul Centers, Inc. (REIT)	340	11,077
SITE Centers Corp. (REIT)	1,752	9,461
Tanger, Inc. (REIT)	3,645	123,857
Urban Edge Properties (REIT)	4,129	82,498
Whitestone REIT (REIT)	1,413	22,820

		2,130,998

Specialized REITs (0.1%)
Farmland Partners, Inc. (REIT)	1,217	13,667
Four Corners Property Trust, Inc. (REIT)	3,418	80,836
Gladstone Land Corp. (REIT)	972	9,914
Outfront Media, Inc. (REIT)	4,823	127,810
Safehold, Inc. (REIT)	1,836	24,841
Smartstop Self Storage REIT, Inc. (REIT)	1,711	51,809

		308,877

Total Real Estate		7,489,864

Utilities (2.2%)
Electric Utilities (0.8%)
Genie Energy Ltd., Class B	768	10,860
Hawaiian Electric Industries, Inc.*	5,197	77,123
IDACORP, Inc.	7,848	1,122,029
MGE Energy, Inc.	1,215	93,907
Oklo, Inc., Class A(x)*	3,928	194,790
Otter Tail Corp.	1,265	111,029
Portland General Electric Co.	3,685	194,457
TXNM Energy, Inc.	3,248	189,878

		1,994,073

Gas Utilities (0.4%)
Brookfield Infrastructure Corp., Class A	3,845	151,954
Chesapeake Utilities Corp.	746	94,272
New Jersey Resources Corp.	3,263	179,204
Northwest Natural Holding Co.	1,355	72,113
ONE Gas, Inc.	1,923	165,628
RGC Resources, Inc.	352	7,762
Southwest Gas Holdings, Inc.	2,194	190,659
Spire, Inc.	1,893	171,392

		1,032,984

Independent Power and Renewable Electricity Producers (0.1%)
Hallador Energy Co.*	1,107	18,022
Montauk Renewables, Inc.(x)*	2,861	3,290
Ormat Technologies, Inc.	1,956	218,916

		240,228

Multi-Utilities (0.7%)
Avista Corp.	2,679	107,535
Black Hills Corp.	18,878	1,310,322
Northwestern Energy Group, Inc.	1,956	128,979
Unitil Corp.	552	28,836

		1,575,672

Water Utilities (0.2%)
American States Water Co.	1,249	94,449
Cadiz, Inc.*	1,784	8,759
California Water Service Group	1,935	87,733
Consolidated Water Co. Ltd.	458	15,169
Global Water Resources, Inc.	500	3,795
H2O America	1,066	62,542
Middlesex Water Co.	635	33,052
Pure Cycle Corp.*	795	7,998

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
York Water Co. (The)	440	$13,398

		326,895

Total Utilities		5,169,852

Total Common Stocks (89.4%) (Cost $159,341,894)		215,210,213

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	1,038	—
Akero Therapeutics, Inc., CVR *	2,412	1,206
Chinook Therapeutics, Inc., CVR *	2,552	511
Icosavax, Inc., CVR *	1,211	363
Sanofi Aatd, Inc., CVR(r)*	1,372	666

		2,746

Life Sciences Tools & Services (0.0%)
OmniAb, Inc., expiring 11/1/27(r)*	530	—

Total Health Care		2,746

Information Technology (0.0%)†
Electronic Equipment, Instruments & Components (0.0%)†
M-Tron Industries, Inc., expiring 4/15/26*	40	84

Total Information Technology		84

Total Rights (0.0%)† (Cost $2,124)		2,830

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (6.8%)
BlackRock Liquidity FedFund, Institutional Shares 3.55% (7 day yield) (xx)	800,000	800,000
Dreyfus Treasury Obligations Cash Management Fund 3.54% (7 day yield) (xx)	800,000	800,000
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	2,381,959	2,381,959
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	12,473,898	12,475,146

Total Investment Companies		16,457,105

Total Short-Term Investments (6.8%) (Cost $16,458,017)		16,457,105

Total Investments in Securities (96.2%) (Cost $175,802,035)		231,670,148
Other Assets Less Liabilities (3.8%)		9,140,082

Net Assets (100%)		$240,810,230

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the market value or fair value, as applicable, of these securities amounted to $37,533 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $6,802,485. This was collateralized by $2,806,036 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.375%, maturing 4/15/26 – 11/15/55 and by cash of $3,981,959 which was subsequently invested in investment companies.

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	181	6/2026	USD	22,735,410	103,344

					103,344

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$2,445,347	$—	$—		$2,445,347
Consumer Discretionary	17,360,789	735,940	—		18,096,729
Consumer Staples	1,726,546	—	—		1,726,546
Energy	14,821,897	1,777,397	—		16,599,294
Financials	48,522,383	—	—	(a)	48,522,383
Health Care	21,955,835	—	—	(a)	21,955,835
Industrials	39,877,601	8,517,264	—		48,394,865
Information Technology	26,843,521	1,401,539	—		28,245,060
Materials	13,894,154	2,670,284	—		16,564,438
Real Estate	7,489,864	—	—		7,489,864
Utilities	5,169,852	—	—		5,169,852
Futures	103,344	—	—		103,344
Rights
Health Care	—	2,080	666		2,746
Information Technology	84	—	—		84
Short-Term Investments
Investment Companies	16,457,105	—	—		16,457,105

Total Assets	$216,668,322	$15,104,504	$666		$231,773,492

Total Liabilities	$—	$—	$—		$—

Total	$216,668,322	$15,104,504	$666		$231,773,492

(a) Value is zero.

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$74,230,469
Aggregate gross unrealized depreciation	(18,340,291)

Net unrealized appreciation	$55,890,178

Federal income tax cost of investments in securities and derivative instruments, if applicable	$175,883,314

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.8%)
ANZ Group Holdings Ltd.	56,970	$1,432,129
APA Group	26,685	183,500
Aristocrat Leisure Ltd.	10,454	332,169
ASX Ltd.	3,562	129,318
BHP Group Ltd.	95,358	3,484,211
Brambles Ltd.	25,415	397,133
CAR Group Ltd.	7,415	119,911
Cochlear Ltd.	1,271	149,260
Coles Group Ltd.	25,397	385,471
Commonwealth Bank of Australia	31,389	3,666,457
Computershare Ltd.	10,365	204,696
CSL Ltd.	9,064	890,433
Evolution Mining Ltd.	40,541	367,414
Fortescue Ltd.	31,079	439,022
Glencore plc	188,083	1,433,193
Goodman Group (REIT)	39,045	695,077
Insurance Australia Group Ltd.	44,280	222,833
Lottery Corp. Ltd. (The)	44,030	164,110
Lynas Rare Earths Ltd.*	17,297	235,063
Macquarie Group Ltd.	6,777	961,523
Medibank Pvt. Ltd.	52,521	158,946
National Australia Bank Ltd.	57,426	1,660,838
Northern Star Resources Ltd.	25,555	373,073
Origin Energy Ltd.	32,197	275,940
Pro Medicus Ltd.(x)	880	72,702
Qantas Airways Ltd.	12,448	73,109
QBE Insurance Group Ltd.	27,514	404,264
REA Group Ltd.(x)	1,110	122,938
Rio Tinto Ltd.	6,697	752,969
Rio Tinto plc	21,553	2,003,389
Santos Ltd.	63,220	347,195
Scentre Group (REIT)	101,224	233,538
SGH Ltd.	3,789	107,458
Sigma Healthcare Ltd.(x)	94,092	173,006
Sonic Healthcare Ltd.(x)	9,042	127,985
South32 Ltd.	84,721	254,665
Stockland (REIT)	41,657	124,752
Suncorp Group Ltd.	19,334	215,694
Telstra Group Ltd.	77,972	287,174
Transurban Group	58,791	571,370
Vicinity Ltd. (REIT)	78,809	127,861
Washington H Soul Pattinson & Co. Ltd.(x)	6,128	171,295
Wesfarmers Ltd.	21,226	1,075,997
Westpac Banking Corp.	63,997	1,758,071
WiseTech Global Ltd.	3,707	101,179
Woodside Energy Group Ltd.	35,033	835,557
Woolworths Group Ltd.	22,653	570,396

		28,874,284

Austria (0.1%)
BAWAG Group AG(m)	1,348	205,742
Erste Group Bank AG	5,715	617,539
OMV AG	2,807	203,852
Raiffeisen Bank International AG*	2,363	101,076
Verbund AG	1,371	104,457

		1,232,666

Belgium (0.2%)
Ageas SA/NV	2,589	189,624
Anheuser-Busch InBev SA/NV	18,478	1,282,193
D’ieteren Group	428	79,127
Elia Group SA/NV, Class B*	827	126,735
Financiere de Tubize SA	373	92,224
Groupe Bruxelles Lambert NV	1,523	137,667
KBC Group NV	4,321	528,217
Lotus Bakeries NV	8	90,915
Sofina SA	315	76,317
Syensqo SA(x)	1,369	79,202
UCB SA	2,375	715,376

		3,397,597

Brazil (1.2%)
Banco BTG Pactual SA	73,607	803,874
Itau Unibanco Holding SA (Preference)(q)	394,075	3,307,891
MercadoLibre, Inc.*	1,442	2,493,247
Motiva Infraestrutura de Mobilidade SA	709,845	2,172,079
Rede D’Or Sao Luiz SA(m)	313,399	2,354,796
Telefonica Brasil SA*	199,486	1,583,611
Vale SA	115,846	1,844,420
WEG SA	456,167	4,484,304
Yara International ASA	3,373	196,343

		19,240,565

Canada (0.3%)
Shopify, Inc., Class A*	47,021	5,577,631

Chile (0.4%)
Antofagasta plc	95,247	4,237,234
Banco de Chile	10,373,176	1,882,774

		6,120,008

China (3.3%)
Airtac International Group	35,109	1,111,775
Alibaba Group Holding Ltd.	514,000	8,091,655
Bank of Jiangsu Co. Ltd., Class A	967,500	1,532,109
BOC Hong Kong Holdings Ltd.	69,000	380,197
BYD Co. Ltd., Class H	67,300	922,712
China Construction Bank Corp., Class H	4,211,420	4,574,010
China International Capital Corp. Ltd., Class H(m)	365,200	809,255
China Merchants Bank Co. Ltd., Class H	487,000	3,091,967
China Resources Mixc Lifestyle Services Ltd.(m)	240,000	1,444,276
Contemporary Amperex Technology Co. Ltd., Class A	29,500	1,729,096
JD.com, Inc. (ADR)(x)	70,137	2,073,951
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	214,404	1,725,959
NARI Technology Co. Ltd., Class A	403,540	1,528,230
NAURA Technology Group Co. Ltd., Class A	23,270	1,524,233
NetEase, Inc.	62,700	1,395,045
Ping An Insurance Group Co. of China Ltd., Class H	310,000	2,417,498
Prosus NV	24,563	1,122,849
Shenzhen Inovance Technology Co. Ltd., Class A	140,900	1,379,868
SITC International Holdings Co. Ltd.	28,000	123,612
Tencent Holdings Ltd.	213,000	13,447,095
Wharf Holdings Ltd. (The)(x)	19,000	52,496
Wilmar International Ltd.	35,300	106,350
Xiaomi Corp., Class B(m)*	314,400	1,293,416
Yangzijiang Shipbuilding Holdings Ltd.	44,100	131,042
Zijin Mining Group Co. Ltd., Class H	272,000	1,235,792

		53,244,488

Czech Republic (0.2%)
CSG NV*	29,738	800,194
Komercni Banka A/S	41,841	2,133,455

		2,933,649

Denmark (0.4%)
Carlsberg A/S, Class B	1,827	227,964

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Coloplast A/S, Class B	2,427	$165,481
Danske Bank A/S	12,680	615,591
Demant A/S(x)*	1,624	49,356
DSV A/S	3,802	908,314
Genmab A/S*	1,167	312,244
Novo Nordisk A/S, Class B	60,495	2,229,191
Novonesis Novozymes B	6,476	383,183
Orsted A/S(m)*	9,357	229,093
Pandora A/S	1,304	91,587
ROCKWOOL A/S, Class B	1,975	55,133
Tryg A/S	6,331	151,548
Vestas Wind Systems A/S	19,283	577,343

		5,996,028

Finland (0.3%)
Elisa OYJ	2,530	122,670
Fortum OYJ	8,548	217,267
Kesko OYJ, Class B	4,906	108,568
Kone OYJ, Class B	6,490	413,779
Metso OYJ	12,402	214,493
Neste OYJ	7,593	245,209
Nokia OYJ	101,011	805,051
Nordea Bank Abp	57,609	991,603
Orion OYJ, Class B	2,035	164,581
Sampo OYJ, Class A	45,782	490,573
Stora Enso OYJ, Class R	10,772	126,885
UPM-Kymmene OYJ	9,817	305,361
Wartsila OYJ Abp	9,452	353,426

		4,559,466

France (2.7%)
Accor SA	3,531	169,178
Aeroports de Paris SA(x)	585	71,181
Air Liquide SA	10,897	2,244,785
Airbus SE	37,140	6,975,834
Alstom SA*	6,489	184,898
Amundi SA(m)	1,058	90,995
AXA SA	31,537	1,445,835
Ayvens SA(m)	5,920	69,746
BioMerieux	778	82,851
BNP Paribas SA	18,869	1,797,480
Bollore SE	12,965	74,104
Bouygues SA	3,537	204,059
Bureau Veritas SA	6,461	194,085
Capgemini SE	2,984	348,784
Carrefour SA	11,374	209,688
Cie de Saint-Gobain SA	8,487	698,440
Cie Generale des Etablissements Michelin SCA	12,237	416,698
Covivio SA (REIT)	934	55,841
Credit Agricole SA	19,430	364,761
Danone SA	12,117	973,143
Dassault Aviation SA	347	128,702
Dassault Systemes SE	12,807	260,749
Eiffage SA	1,287	197,597
Engie SA	34,212	1,103,001
EssilorLuxottica SA	12,478	2,904,070
Gecina SA (REIT)	880	69,583
Getlink SE	6,355	136,947
Hermes International SCA	595	1,136,390
Ipsen SA	686	128,647
Kering SA	1,430	432,413
Klepierre SA (REIT)	3,821	144,017
Legrand SA	4,894	756,244
L’Oreal SA	4,510	1,849,396
LVMH Moet Hennessy Louis Vuitton SE	11,771	6,543,088
Orange SA	35,436	724,038
Pernod Ricard SA	3,832	286,017
Publicis Groupe SA	4,386	362,726
Renault SA	3,570	121,130
Rexel SA	4,333	169,462
Safran SA	6,678	2,183,993
Sartorius Stedim Biotech	542	106,115
Societe Generale SA	12,969	946,946
Sodexo SA(x)	1,725	88,552
Thales SA	1,746	512,638
TotalEnergies SE	37,261	3,440,429
Unibail-Rodamco-Westfield (REIT)	2,357	263,428
Veolia Environnement SA	11,953	456,607
Vinci SA	9,311	1,394,485

		43,519,796

Germany (2.4%)
adidas AG	3,265	514,519
Allianz SE (Registered)	12,624	5,231,232
BASF SE	16,683	1,008,091
Bayer AG (Registered)	18,759	852,804
Bayerische Motoren Werke AG	5,157	465,752
Bayerische Motoren Werke AG (Preference)(q)	1,025	92,091
Beiersdorf AG	1,758	155,534
Brenntag SE	2,270	149,767
Commerzbank AG	13,752	493,717
Continental AG	2,189	150,479
CTS Eventim AG & Co. KGaA	1,224	70,196
Daimler Truck Holding AG	8,597	409,830
Deutsche Bank AG (Registered)	34,131	998,741
Deutsche Boerse AG	3,538	1,028,624
Deutsche Lufthansa AG (Registered)	11,720	96,738
Deutsche Post AG	17,270	890,634
Deutsche Telekom AG (Registered)	68,967	2,543,093
Dr Ing hc F Porsche AG (Preference)(m)(q)(x)	2,111	94,604
E.ON SE	41,917	916,170
Evonik Industries AG	5,418	104,945
Fresenius Medical Care AG	4,232	188,287
Fresenius SE & Co. KGaA	8,087	414,253
GEA Group AG	2,699	190,739
Hannover Rueck SE	1,067	330,241
Heidelberg Materials AG	2,524	519,840
Henkel AG & Co. KGaA	2,067	148,041
Henkel AG & Co. KGaA (Preference)(q)	3,020	232,035
Hensoldt AG	1,278	110,943
HOCHTIEF AG	287	126,224
Infineon Technologies AG	24,504	1,076,662
Knorr-Bremse AG	1,331	148,601
LEG Immobilien SE	1,315	85,640
Mercedes-Benz Group AG	13,463	815,650
Merck KGaA	2,429	301,656
MTU Aero Engines AG	1,000	358,004
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,447	1,524,308
Nemetschek SE	1,026	75,517
Porsche Automobil Holding SE (Preference)(q)	2,766	99,495
Rational AG	104	75,280
Rheinmetall AG	864	1,440,894
RWE AG	11,732	781,395
SAP SE	33,709	5,704,676
Sartorius AG (Preference)(q)	468	114,205
Scout24 SE(m)	1,413	108,266
Siemens AG (Registered)	14,253	3,380,674
Siemens Energy AG	14,550	2,394,574
Siemens Healthineers AG(m)	6,124	256,904

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Symrise AG, Class A	2,371	$200,749
Talanx AG	1,182	143,848
Volkswagen AG (Preference)(q)	3,794	379,938
Vonovia SE	14,292	355,933
Zalando SE(m)*	4,828	115,504

		38,466,537

Hong Kong (0.4%)
AIA Group Ltd.	197,800	2,222,055
CK Asset Holdings Ltd.	36,264	207,146
CK Infrastructure Holdings Ltd.(x)	12,000	95,777
CLP Holdings Ltd.	29,500	277,753
Futu Holdings Ltd. (ADR)*	1,032	141,136
Henderson Land Development Co. Ltd.(x)	26,474	98,191
HKT Trust & HKT Ltd.	72,260	112,662
Hong Kong & China Gas Co. Ltd.(x)	207,856	190,530
Hong Kong Exchanges & Clearing Ltd.	22,628	1,146,907
Hongkong Land Holdings Ltd.	19,300	150,954
Link REIT (REIT)	50,900	235,670
MTR Corp. Ltd.	32,000	131,317
Power Assets Holdings Ltd.(x)	25,000	194,783
Prudential plc	47,553	663,142
Sino Land Co. Ltd.	73,001	108,781
Sun Hung Kai Properties Ltd.	27,000	457,621
Swire Pacific Ltd., Class A	7,500	82,257
Techtronic Industries Co. Ltd.	27,000	359,387
WH Group Ltd.(m)	171,966	226,597
Wharf Real Estate Investment Co. Ltd.	29,100	84,367

		7,187,033

India (2.8%)
360 ONE WAM Ltd.	86,634	876,471
Avenue Supermarts Ltd.(m)*	22,055	926,956
Axis Bank Ltd.	136,015	1,727,099
Bajaj Auto Ltd.	14,256	1,329,709
Bajaj Finance Ltd.	185,073	1,628,347
Colgate-Palmolive India Ltd.	17,587	332,993
DLF Ltd.	912,122	4,889,983
Grasim Industries Ltd.	51,030	1,384,761
HDFC Asset Management Co. Ltd.(m)	58,020	1,404,968
HDFC Bank Ltd.	247,687	1,969,451
HDFC Bank Ltd. (ADR)	72,780	1,810,766
Hindalco Industries Ltd.	95,641	907,816
Hitachi Energy India Ltd.	8,999	2,320,286
ICICI Bank Ltd.	233,699	3,042,384
ICICI Bank Ltd. (ADR)	58,126	1,505,463
IDFC First Bank Ltd.	2,132,739	1,334,192
Infosys Ltd. (ADR)(x)	88,490	1,195,500
Larsen & Toubro Ltd.	32,427	1,209,096
Lodha Developers Ltd.(m)	113,053	819,755
Mahindra & Mahindra Ltd.	75,826	2,450,109
MakeMyTrip Ltd.(x)*	9,802	365,517
Max Healthcare Institute Ltd.	146,589	1,523,511
Pidilite Industries Ltd.	84,177	1,151,505
Reliance Industries Ltd.	243,061	3,522,074
Samvardhana Motherson International Ltd.	830,950	966,679
Shriram Finance Ltd.	142,010	1,319,920
State Bank of India	269,473	2,871,867
Swiggy Ltd.*	145,162	408,610
United Breweries Ltd.	52,945	864,728

		46,060,516

Indonesia (0.1%)
Cisarua Mountain Dairy PT Tbk.	3,174,700	816,584
Jardine Matheson Holdings Ltd.	3,200	221,600

		1,038,184

Ireland (0.1%)
AerCap Holdings NV	3,124	428,550
AIB Group plc	40,802	433,967
Bank of Ireland Group plc	18,219	333,417
Kerry Group plc, Class A	3,142	248,834
Kingspan Group plc	3,000	253,227

		1,697,995

Israel (0.3%)
Azrieli Group Ltd.(x)	794	106,344
Bank Hapoalim BM	23,053	539,588
Bank Leumi Le-Israel BM	27,513	613,134
Check Point Software Technologies Ltd.*	1,558	222,560
Elbit Systems Ltd.	530	443,981
ICL Group Ltd.	15,080	77,701
Israel Discount Bank Ltd., Class A	23,593	236,552
Mizrahi Tefahot Bank Ltd.	2,978	215,949
Nice Ltd.*	1,185	130,657
Nova Ltd.*	572	254,095
Phoenix Financial Ltd.	4,222	224,270
Teva Pharmaceutical Industries Ltd. (ADR)*	21,769	655,682
Tower Semiconductor Ltd.(x)*	2,094	367,181

		4,087,694

Italy (0.9%)
Banca Mediolanum SpA	4,369	88,736
Banca Monte dei Paschi di Siena SpA	37,712	328,591
Banco BPM SpA(x)	21,049	294,086
BPER Banca SpA	26,772	349,477
Brunello Cucinelli SpA(x)	23,589	2,056,393
Coca-Cola HBC AG	4,079	231,235
Davide Campari-Milano NV(x)	12,948	92,218
Enel SpA	152,998	1,665,668
Eni SpA(x)	38,631	1,096,977
Ferrari NV	2,349	791,778
FinecoBank Banca Fineco SpA	10,905	242,123
Generali(x)	16,276	656,261
Intesa Sanpaolo SpA	260,847	1,585,616
Italgas SpA	10,705	124,688
Leonardo SpA	7,534	506,044
Moncler SpA	13,809	832,231
Poste Italiane SpA(m)(x)	8,541	200,949
Prysmian SpA	5,376	628,636
Recordati Industria Chimica e Farmaceutica SpA	2,122	120,709
Ryanair Holdings plc	16,049	454,675
Snam SpA	36,382	276,703
Telecom Italia SpA (Italian Stock Exchange)*	83,430	68,911
Telecom Italia SpA (SIX Swiss Stock Exchange)*	245,462	171,929
Terna - Rete Elettrica Nazionale	27,587	315,922
UniCredit SpA	26,307	1,895,615
Unipol Assicurazioni SpA	6,648	155,625

		15,231,796

Ivory Coast (0.0%)†
Endeavour Mining plc	3,257	197,179

Japan (5.7%)
Advantest Corp.	14,400	1,948,258
Aeon Co. Ltd.	40,800	486,971
AGC, Inc.	3,400	119,904
Aisin Corp.(x)	10,300	142,580
Ajinomoto Co., Inc.	17,300	485,068
ANA Holdings, Inc.	3,300	58,675
Asahi Group Holdings Ltd.	28,700	288,032

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Asahi Kasei Corp.	23,900	$231,430
Asics Corp.	13,400	356,323
Astellas Pharma, Inc.(x)	34,200	558,383
Bandai Namco Holdings, Inc.(x)	11,000	271,705
Bridgestone Corp.	21,100	437,949
Canon, Inc.	16,200	451,164
Capcom Co. Ltd.(x)	86,600	1,836,336
Central Japan Railway Co.	14,600	378,068
Chiba Bank Ltd. (The)	11,000	141,729
Chubu Electric Power Co., Inc.	13,700	224,906
Chugai Pharmaceutical Co. Ltd.	12,700	702,670
Dai Nippon Printing Co. Ltd.(x)	7,600	138,010
Daifuku Co. Ltd.	6,600	230,586
Daiichi Life Group, Inc.	66,100	604,027
Daiichi Sankyo Co. Ltd.	33,000	581,806
Daikin Industries Ltd.	4,900	594,448
Daito Trust Construction Co. Ltd.(x)	5,500	128,098
Daiwa House Industry Co. Ltd.(x)	10,500	328,226
Daiwa Securities Group, Inc.(x)	25,400	238,916
Denso Corp.	32,900	408,489
Disco Corp.	1,700	681,185
East Japan Railway Co.	18,211	415,614
Ebara Corp.(x)	8,400	236,691
Eisai Co. Ltd.(x)	4,600	142,955
ENEOS Holdings, Inc.	53,033	473,260
FANUC Corp.	17,300	602,548
Fast Retailing Co. Ltd.	3,600	1,432,845
Fuji Electric Co. Ltd.(x)	2,500	175,066
FUJIFILM Holdings Corp.	20,400	387,715
Fujikura Ltd.	28,800	783,619
Fujitsu Ltd.	32,700	664,548
Hankyu Hanshin Holdings, Inc.(x)	4,000	115,633
Hikari Tsushin, Inc.	300	75,949
Hitachi Ltd.	86,000	2,513,403
Honda Motor Co. Ltd.(x)	68,300	552,860
Hoya Corp.	16,900	2,915,182
Hulic Co. Ltd.	9,400	109,426
Ibiden Co. Ltd.(x)	4,500	220,691
Idemitsu Kosan Co. Ltd.	15,195	147,721
IHI Corp.	19,400	396,494
Inpex Corp.	16,300	478,272
Isuzu Motors Ltd.(x)	10,700	153,700
ITOCHU Corp.	112,000	1,423,566
Japan Airlines Co. Ltd.	2,388	38,853
Japan Exchange Group, Inc.	18,700	217,123
Japan Post Bank Co. Ltd.(x)	34,000	559,373
Japan Post Holdings Co. Ltd.	33,400	383,186
Japan Post Insurance Co. Ltd.(x)	10,500	106,079
Japan Tobacco, Inc.	22,600	867,173
JFE Holdings, Inc.(x)	11,200	130,461
JX Advanced Metals Corp.	9,700	210,843
Kajima Corp.	7,700	292,508
Kansai Electric Power Co., Inc. (The)(x)	17,200	283,308
Kao Corp.(x)	8,300	324,324
Kawasaki Heavy Industries Ltd.(x)	14,000	265,637
Kawasaki Kisen Kaisha Ltd.(x)	5,700	95,961
KDDI Corp.(x)	54,700	936,732
Keyence Corp.	7,172	2,540,001
Kikkoman Corp.(x)	14,100	128,530
Kioxia Holdings Corp.*	3,500	444,941
Kirin Holdings Co. Ltd.	15,000	238,657
Komatsu Ltd.(x)	17,400	683,036
Konami Group Corp.	2,000	248,840
Kubota Corp.	17,800	280,867
Kyocera Corp.(x)	24,000	371,028
Kyowa Kirin Co. Ltd.	4,600	75,986
Lasertec Corp.	1,500	330,734
LY Corp.(x)	49,000	118,759
M3, Inc.(x)*	6,900	70,442
Makita Corp.	4,500	146,155
Marubeni Corp.	26,500	974,436
MatsukiyoCocokara & Co.(x)	6,400	102,275
Minebea Mitsumi, Inc.(x)	7,300	119,747
Mitsubishi Chemical Group Corp.	21,600	125,086
Mitsubishi Corp.	60,600	2,081,077
Mitsubishi Electric Corp.	35,700	1,165,872
Mitsubishi Estate Co. Ltd.	19,700	545,125
Mitsubishi HC Capital, Inc.(x)	16,000	142,950
Mitsubishi Heavy Industries Ltd.	60,200	1,642,217
Mitsubishi UFJ Financial Group, Inc.	211,900	3,580,192
Mitsui & Co. Ltd.	46,500	1,790,263
Mitsui Fudosan Co. Ltd.	49,800	527,111
Mitsui OSK Lines Ltd.(x)	6,600	273,168
Mizuho Financial Group, Inc.	46,953	1,874,122
MonotaRO Co. Ltd.(x)	4,800	51,601
MS&AD Insurance Group Holdings, Inc.(x)	24,321	636,468
Murata Manufacturing Co. Ltd.(x)	31,600	708,495
NEC Corp.	23,800	592,945
Nexon Co. Ltd.	6,300	118,742
Nidec Corp.(x)*	15,100	190,040
Nintendo Co. Ltd.(x)	30,800	1,757,474
Nippon Building Fund, Inc. (REIT)	146	122,547
Nippon Paint Holdings Co. Ltd.	16,300	101,739
Nippon Sanso Holdings Corp.(x)	3,400	121,391
Nippon Steel Corp.(x)	91,555	336,348
Nippon Yusen KK	7,900	289,948
Nissan Motor Co. Ltd.(x)*	39,300	83,420
Nitori Holdings Co. Ltd.(x)	7,000	111,177
Nitto Denko Corp.	13,000	260,092
Nomura Holdings, Inc.	57,600	455,593
Nomura Research Institute Ltd.(x)	7,154	198,220
NTT, Inc.	549,300	545,361
Obayashi Corp.	11,500	276,943
Obic Co. Ltd.(x)	6,000	146,212
Olympus Corp.(x)	19,600	186,600
Oracle Corp.(x)	700	38,339
Oriental Land Co. Ltd.(x)	20,600	350,690
ORIX Corp.	21,600	647,135
Osaka Gas Co. Ltd.	6,800	275,753
Otsuka Corp.	3,700	70,957
Otsuka Holdings Co. Ltd.	8,200	578,810
Pan Pacific International Holdings Corp.	38,300	234,941
Panasonic Holdings Corp.	44,500	738,886
Rakuten Group, Inc.*	28,300	131,997
Recruit Holdings Co. Ltd.	26,300	1,137,762
Renesas Electronics Corp.	34,700	492,758
Resona Holdings, Inc.	38,005	422,880
Ryohin Keikaku Co. Ltd.	9,300	197,779
Sanrio Co. Ltd.(x)	16,500	101,817
SBI Holdings, Inc.	10,320	192,235
SCREEN Holdings Co. Ltd.(x)	3,000	176,758
Secom Co. Ltd.	7,600	291,820
Seibu Holdings, Inc.(x)	4,100	114,488
Sekisui Chemical Co. Ltd.(x)	6,500	108,368
Sekisui House Ltd.	11,500	256,727
Seven & i Holdings Co. Ltd.	39,300	528,954
Shimadzu Corp.(x)	4,300	102,009
Shimano, Inc.	1,300	136,229
Shimizu Corp.(x)	9,400	169,453
Shin-Etsu Chemical Co. Ltd.	31,500	1,281,659
Shionogi & Co. Ltd.	13,800	307,037

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Shiseido Co. Ltd.(x)	7,200	$147,670
SMC Corp.	1,100	430,254
SoftBank Corp.	539,400	719,853
SoftBank Group Corp.	69,700	1,675,179
Sompo Holdings, Inc.	16,743	654,205
Sony Financial Group, Inc.(x)	104,400	95,107
Sony Group Corp.	115,600	2,384,405
Subaru Corp.(x)	10,500	167,741
Sumitomo Corp.	20,200	751,824
Sumitomo Electric Industries Ltd.	13,600	761,534
Sumitomo Metal Mining Co. Ltd.	4,500	260,881
Sumitomo Mitsui Financial Group, Inc.	68,921	2,271,887
Sumitomo Mitsui Trust Group, Inc.	12,004	382,003
Sumitomo Realty & Development Co. Ltd.	11,300	317,696
Suntory Beverage & Food Ltd.	3,000	84,834
Suzuki Motor Corp.(x)	29,800	357,033
Sysmex Corp.(x)	9,100	79,332
T&D Holdings, Inc.(x)	8,200	208,413
Taisei Corp.(x)	2,800	292,414
Takeda Pharmaceutical Co. Ltd.(x)	29,790	1,098,979
TDK Corp.	35,900	465,462
Terumo Corp.	25,500	341,437
TIS, Inc.(x)	4,700	101,418
Toho Co. Ltd.	10,000	105,488
Tokio Marine Holdings, Inc.	34,600	1,615,744
Tokyo Electron Ltd.	8,400	2,054,238
Tokyo Gas Co. Ltd.(x)	5,700	269,136
Tokyu Corp.(x)	8,700	102,763
TOPPAN Holdings, Inc.(x)	4,500	119,251
Toray Industries, Inc.(x)	26,200	184,722
Toyota Industries Corp.(x)*	680	87,487
Toyota Motor Corp.	178,070	3,691,266
Toyota Tsusho Corp.(x)	12,700	496,963
Tsuruha Holdings, Inc.	5,100	80,506
Unicharm Corp.	20,400	118,793
West Japan Railway Co.(x)	7,900	156,911
Yamaha Motor Co. Ltd.(x)	18,100	129,015
Yokogawa Electric Corp.	4,400	136,295
Yokohama Financial Group, Inc.	20,600	183,142
Zensho Holdings Co. Ltd.(x)	1,600	92,809
ZOZO, Inc.(x)	9,300	65,043

		92,921,608

Luxembourg (0.0%)†
ArcelorMittal SA	7,983	415,927
CVC Capital Partners plc(m)	3,952	51,812
Eurofins Scientific SE	2,208	161,475

		629,214

Macau (0.0%)†
Galaxy Entertainment Group Ltd.	35,000	157,789
Sands China Ltd.	42,387	90,088

		247,877

Malaysia (0.1%)
CIMB Group Holdings Bhd.	338,700	634,958
Malayan Banking Bhd.	536,800	1,512,033

		2,146,991

Mexico (0.5%)
America Movil SAB de CV (ADR)	56,019	1,427,364
Fresnillo plc	4,261	188,760
Grupo Financiero Banorte SAB de CV, Class O	356,119	3,943,278
Prologis Property Mexico SA de CV (REIT)	449,711	1,963,142
Wal-Mart de Mexico SAB de CV	394,446	1,286,137

		8,808,681

Netherlands (1.5%)
ABN AMRO Bank NV (CVA)(m)	11,036	352,988
Adyen NV(m)*	2,760	2,761,790
Akzo Nobel NV(x)	3,306	189,715
Argenx SE*	1,151	838,631
ASM International NV	889	677,176
ASML Holding NV	8,179	10,826,026
ASR Nederland NV	2,967	204,403
BE Semiconductor Industries NV	10,098	2,130,556
Euronext NV(m)	1,509	242,796
EXOR NV	1,616	123,853
Heineken Holding NV	2,440	174,529
Heineken NV	5,336	410,623
ING Groep NV	54,609	1,426,894
JDE Peet’s NV	3,155	116,164
Koninklijke Ahold Delhaize NV	16,598	774,858
Koninklijke KPN NV	73,387	408,173
Koninklijke Philips NV	14,709	402,875
Magnum Ice Cream Co. NV (The)(x)*	8,244	121,011
Nebius Group NV, Class A(x)*	3,883	402,900
NN Group NV	5,110	399,711
NXP Semiconductors NV	1,944	382,696
Randstad NV(x)	1,992	52,334
Universal Music Group NV	20,089	389,529
Wolters Kluwer NV	4,466	334,102

		24,144,333

New Zealand (0.1%)
Auckland International Airport Ltd.	30,562	140,185
Contact Energy Ltd.	16,763	89,477
Fisher & Paykel Healthcare Corp. Ltd.	11,253	243,752
Infratil Ltd.	19,272	129,756
Meridian Energy Ltd.	27,587	88,174
Xero Ltd.*	3,270	174,914

		866,258

Nigeria (0.0%)†
Airtel Africa plc(m)	15,655	72,221

Norway (0.2%)
Aker BP ASA	6,267	230,079
DNB Bank ASA	16,484	514,093
Equinor ASA	14,512	614,237
Gjensidige Forsikring ASA	3,885	101,417
Kongsberg Gruppen ASA	8,202	351,195
Mowi ASA	8,450	191,939
Norsk Hydro ASA	25,744	272,973
Orkla ASA	12,641	158,981
Salmar ASA	1,090	63,671
Telenor ASA	11,182	196,943

		2,695,528

Peru (0.2%)
Credicorp Ltd.	8,586	2,912,199

Poland (0.4%)
Allegro.eu SA(m)*	325,393	2,336,486
Budimex SA	8,471	1,517,176
InPost SA(x)*	5,043	88,531
Powszechna Kasa Oszczednosci Bank Polski SA	127,781	3,021,762

		6,963,955

Portugal (0.0%)†
Banco Comercial Portugues SA, Class R	142,069	139,273
EDP SA	59,090	312,842
Galp Energia SGPS SA	8,007	194,662
Jeronimo Martins SGPS SA	5,451	130,764

		777,541

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Singapore (0.4%)
CapitaLand Ascendas REIT (REIT)	72,515	$140,108
CapitaLand Integrated Commercial Trust (REIT)	111,898	200,967
CapitaLand Investment Ltd.	46,200	98,479
DBS Group Holdings Ltd.	40,040	1,779,111
Grab Holdings Ltd., Class A*	45,800	167,628
Keppel Ltd.	26,900	249,650
Oversea-Chinese Banking Corp. Ltd.	63,378	1,091,558
Sea Ltd. (ADR)*	7,468	618,425
Sembcorp Industries Ltd.	14,600	75,822
Singapore Airlines Ltd.	29,450	152,390
Singapore Exchange Ltd.	16,000	245,502
Singapore Technologies Engineering Ltd.	29,500	251,419
Singapore Telecommunications Ltd.	139,000	538,090
STMicroelectronics NV(x)	12,311	422,622
United Overseas Bank Ltd.	23,567	677,825

		6,709,596

South Africa (0.8%)
Anglo American plc	21,089	895,960
AVI Ltd.	315,189	1,943,750
Capitec Bank Holdings Ltd.	14,151	3,474,225
OUTsurance Group Ltd.(x)	645,910	2,671,773
Standard Bank Group Ltd.	135,262	2,451,797
Vodacom Group Ltd.	144,094	1,232,100

		12,669,605

South Korea (2.6%)
Delivery Hero SE(m)(x)*	3,687	65,797
HYBE Co. Ltd.*	3,058	615,477
Hyundai Motor Co.	10,660	3,177,095
KB Financial Group, Inc.	27,232	2,547,694
Kia Corp.	16,533	1,591,343
KT&G Corp.	12,892	1,348,444
NAVER Corp.	11,567	1,542,293
Samsung Electronics Co. Ltd.	230,043	25,840,739
SK hynix, Inc.	10,534	5,729,365

		42,458,247

Spain (0.9%)
Acciona SA	464	122,453
ACS Actividades de Construccion y Servicios SA	3,387	419,116
Aena SME SA(m)(x)	14,329	426,649
Amadeus IT Group SA	25,664	1,458,877
Banco Bilbao Vizcaya Argentaria SA	107,207	2,339,934
Banco de Sabadell SA	91,466	328,848
Banco Santander SA	275,820	3,120,991
Bankinter SA(x)	12,898	203,048
CaixaBank SA	72,694	872,211
Cellnex Telecom SA(m)	9,008	292,467
EDP Renovaveis SA	5,607	89,719
Endesa SA	5,851	246,740
Grifols SA(x)	5,584	58,648
Iberdrola SA	121,082	2,779,525
Indra Sistemas SA(x)	1,462	80,561
Industria de Diseno Textil SA	20,463	1,176,541
Mapfre SA	16,730	74,891
Naturgy Energy Group SA(x)	4,045	121,445
Redeia Corp. SA	7,078	119,781
Repsol SA	20,596	578,668
Telefonica SA(x)	73,001	322,799

		15,233,912

Sweden (1.0%)
AddTech AB, Class B	4,772	162,144
Alfa Laval AB(x)	5,275	287,825
Assa Abloy AB, Class B	64,434	2,310,628
Atlas Copco AB, Class A	136,270	2,396,849
Atlas Copco AB, Class B	27,951	434,287
Beijer Ref AB, Class B	8,032	110,384
Boliden AB*	5,230	277,614
Epiroc AB, Class A	12,025	295,234
Epiroc AB, Class B	7,724	166,110
EQT AB	9,414	289,090
Essity AB, Class B(x)	11,372	293,149
Evolution AB(m)	2,514	156,789
Fastighets AB Balder, Class B(x)*	13,471	79,226
H & M Hennes & Mauritz AB, Class B(x)	9,337	174,074
Hexagon AB, Class B	37,484	364,714
Holmen AB, Class B(x)	1,282	45,889
Industrivarden AB, Class A	2,213	110,126
Industrivarden AB, Class C	2,909	144,880
Indutrade AB(x)	5,055	116,902
Investment AB Latour, Class B	2,908	62,472
Investor AB, Class B	34,580	1,309,015
L E Lundbergforetagen AB, Class B	1,437	82,077
Lifco AB, Class B	4,349	130,851
Nibe Industrier AB, Class B	29,491	122,941
Saab AB, Class B(x)	6,035	395,884
Sagax AB, Class B	4,952	92,301
Sandvik AB	19,805	756,854
Securitas AB, Class B	8,997	151,244
Skandinaviska Enskilda Banken AB, Class A(x)	27,715	509,196
Skanska AB, Class B(x)	6,367	171,717
SKF AB, Class B	6,411	153,122
Svenska Cellulosa AB SCA, Class B(x)	11,685	135,250
Svenska Handelsbanken AB, Class A(x)	27,727	362,038
Swedbank AB, Class A	15,773	535,527
Swedish Orphan Biovitrum AB*	3,613	151,054
Tele2 AB, Class B	10,240	210,496
Telefonaktiebolaget LM Ericsson, Class B(x)	53,857	610,046
Telia Co. AB	43,611	223,007
Trelleborg AB, Class B	3,870	144,201
Volvo AB, Class B(x)	29,734	970,068

		15,495,275

Switzerland (1.5%)
ABB Ltd. (Registered)	29,373	2,388,985
Avolta AG	1,485	89,078
Banque Cantonale Vaudoise (Registered)(x)	572	92,668
Barry Callebaut AG (Registered)	66	115,720
Belimo Holding AG (Registered)	178	143,872
BKW AG	421	82,921
Chocoladefabriken Lindt & Spruengli AG	16	224,665
Chocoladefabriken Lindt & Spruengli AG (Registered)	2	284,444
Cie Financiere Richemont SA (Registered)	10,087	1,797,432
DSM-Firmenich AG	3,006	214,690
EMS-Chemie Holding AG (Registered)	140	109,321
Galderma Group AG	14,079	2,729,359
Geberit AG (Registered)	627	424,280
Givaudan SA (Registered)	176	595,287
Helvetia Baloise Holding AG	1,494	385,915
Julius Baer Group Ltd.	3,809	280,680
Kuehne + Nagel International AG (Registered)(x)	872	199,214

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Logitech International SA (Registered)	2,966	$271,000
Lonza Group AG (Registered)	6,670	4,267,394
Partners Group Holding AG(x)	430	461,977
Sandoz Group AG	7,740	607,114
Schindler Holding AG	746	245,673
Schindler Holding AG (Registered)	494	155,374
SGS SA (Registered)	3,012	318,795
Sika AG (Registered)	2,818	468,660
Sonova Holding AG (Registered)	923	209,219
Straumann Holding AG (Registered)(x)	2,181	227,525
Swatch Group AG (The)(x)	547	121,597
Swiss Life Holding AG (Registered)	531	582,010
Swiss Prime Site AG (Registered)	1,481	250,919
Swisscom AG (Registered)	484	404,023
TE Connectivity plc	2,274	475,311
UBS Group AG (Registered)	59,633	2,319,367
VAT Group AG(m)	505	311,530
Zurich Insurance Group AG	2,745	1,957,186

		23,813,205

Taiwan (5.0%)
Alchip Technologies Ltd.	25,000	2,028,854
ASE Technology Holding Co. Ltd.	328,000	3,598,123
Chailease Holding Co. Ltd.	261,020	897,462
Delta Electronics, Inc.	105,000	4,673,308
Hon Hai Precision Industry Co. Ltd.	498,000	2,996,353
MediaTek, Inc.	57,000	2,760,002
Taiwan Semiconductor Manufacturing Co. Ltd.	1,069,133	60,272,840
Unimicron Technology Corp.	160,367	2,321,384
Wiwynn Corp.	23,127	2,439,788

		81,988,114

United Kingdom (2.5%)
3i Group plc	18,661	611,465
Admiral Group plc	5,042	212,707
Associated British Foods plc	6,158	154,123
AstraZeneca plc	29,127	5,689,028
Autotrader Group plc(m)	16,770	104,901
Aviva plc	56,672	451,422
BAE Systems plc	56,370	1,640,873
Barclays plc	266,618	1,404,930
Barratt Redrow plc	27,754	97,081
British American Tobacco plc	40,880	2,381,288
BT Group plc	110,452	309,595
Bunzl plc	6,309	189,016
Centrica plc	89,442	252,997
CK Hutchison Holdings Ltd.	50,264	386,299
Coca-Cola Europacific Partners plc	3,982	361,048
Compass Group plc	31,986	888,690
Diageo plc	41,684	774,501
Entain plc	11,649	87,964
Halma plc	7,092	360,305
HSBC Holdings plc	322,513	5,277,352
Imperial Brands plc	14,144	575,653
Informa plc	24,588	245,121
International Consolidated Airlines Group SA	19,848	94,860
Intertek Group plc	2,933	143,004
J Sainsbury plc	34,539	155,102
JD Sports Fashion plc	51,464	48,322
Kingfisher plc	30,540	115,969
Land Securities Group plc (REIT)	12,359	91,707
Legal & General Group plc	106,499	351,007
Lloyds Banking Group plc	1,105,713	1,366,611
London Stock Exchange Group plc	8,625	1,019,353
M&G plc	42,034	152,782
Marks & Spencer Group plc	38,997	175,144
Melrose Industries plc	24,342	163,966
National Grid plc	93,606	1,578,098
NatWest Group plc	150,176	1,114,314
Next plc	2,104	354,815
Pearson plc	11,217	147,190
Reckitt Benckiser Group plc	12,103	821,342
RELX plc	34,168	1,126,492
Rentokil Initial plc	48,221	299,820
Rolls-Royce Holdings plc	157,799	2,409,740
Sage Group plc (The)	18,628	208,051
Schroders plc	12,105	92,299
Segro plc (REIT)	24,552	213,512
Severn Trent plc	5,097	209,289
Smith & Nephew plc	15,224	240,487
Smiths Group plc	6,162	187,682
Spirax Group plc	1,403	125,566
SSE plc	22,484	776,238
Standard Chartered plc	36,093	749,574
Standard Life plc	14,545	131,533
Tesco plc	119,660	754,496
Unilever plc	40,869	2,291,391
United Utilities Group plc	12,571	219,771
Verisure plc(x)*	4,490	46,479
Vodafone Group plc	357,703	542,373
Whitbread plc	2,944	89,482
Wise plc, Class A*	12,515	150,208

		41,214,428

United States (39.1%)
3M Co.	4,086	593,410
A.O. Smith Corp.	934	61,588
Abbott Laboratories	13,488	1,384,813
AbbVie, Inc.	13,709	2,981,570
Accenture plc, Class A	4,773	946,438
Adobe, Inc.*	3,184	773,967
Advanced Micro Devices, Inc.*	12,647	2,572,779
Aegon Ltd.	24,049	175,339
AES Corp. (The)	5,295	74,607
Aflac, Inc.	3,617	396,821
Agilent Technologies, Inc.	2,139	243,803
Air Products and Chemicals, Inc.	1,727	501,676
Airbnb, Inc., Class A*	3,322	419,502
Akamai Technologies, Inc.*	1,119	128,517
Albemarle Corp.	908	163,013
Alcon AG	9,384	703,996
Alexandria Real Estate Equities, Inc. (REIT)	1,253	58,164
Align Technology, Inc.*	507	86,915
Allegion plc(x)	656	95,310
Alliant Energy Corp.	1,914	137,349
Allstate Corp. (The)	2,017	418,205
Alphabet, Inc., Class A	125,151	35,988,422
Alphabet, Inc., Class C	36,276	10,406,133
Altria Group, Inc.	13,021	859,256
Amazon.com, Inc.*	108,487	22,594,587
Amcor plc	3,681	146,320
Ameren Corp.	2,194	241,164
American Electric Power Co., Inc.	4,173	546,997
American Express Co.	4,154	1,256,502
American International Group, Inc.	4,211	316,878
American Tower Corp. (REIT)	3,631	626,638
American Water Works Co., Inc.	1,492	203,046
Ameriprise Financial, Inc.	693	307,969
AMETEK, Inc.	1,760	377,274
Amgen, Inc.	4,177	1,469,677
Amphenol Corp., Class A	9,535	1,204,747
Analog Devices, Inc.	29,135	9,269,009

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Aon plc, Class A	1,664	$537,106
AP Moller - Maersk A/S, Class A(x)	48	116,601
AP Moller - Maersk A/S, Class B(x)	77	190,825
APA Corp.	2,671	113,357
Apollo Global Management, Inc.	3,585	399,441
Apple, Inc.	118,957	30,190,097
Applied Materials, Inc.	6,157	2,104,401
AppLovin Corp., Class A*	2,102	836,596
Aptiv plc*	1,640	113,882
Arch Capital Group Ltd.*	2,827	271,364
Archer-Daniels-Midland Co.	3,819	277,603
Ares Management Corp., Class A	1,638	178,706
Arista Networks, Inc.*	8,010	983,468
ARM Holdings plc (ADR)(x)*	20,229	3,060,243
Arthur J Gallagher & Co.	1,985	429,911
Assurant, Inc.	363	79,065
AT&T, Inc.	54,302	1,574,215
Atmos Energy Corp.	1,303	240,690
Autodesk, Inc.*	1,644	393,574
Automatic Data Processing, Inc.	3,119	633,718
AutoZone, Inc.*	128	432,356
AvalonBay Communities, Inc. (REIT)	1,076	175,765
Avery Dennison Corp.	560	96,701
Axon Enterprise, Inc.*	625	265,431
Baker Hughes Co.	7,598	463,858
Ball Corp.	2,048	121,057
Bank of America Corp.	51,470	2,509,163
Bank of New York Mellon Corp. (The)	5,339	633,366
Baxter International, Inc.	3,801	63,857
Becton Dickinson & Co.	2,206	346,849
Berkshire Hathaway, Inc., Class A*	1	718,140
Berkshire Hathaway, Inc., Class B*	14,224	6,816,141
Best Buy Co., Inc.	1,423	91,357
Biogen, Inc.*	1,141	209,180
Bio-Techne Corp.	1,215	63,496
BlackRock, Inc.‡	1,120	1,077,115
Blackstone, Inc.	5,764	662,802
Block, Inc., Class A*	4,261	256,427
Boeing Co. (The)*	6,092	1,212,491
Booking Holdings, Inc.	250	1,052,580
Boston Scientific Corp.*	52,672	3,305,168
BP plc	295,521	2,329,469
Bristol-Myers Squibb Co.	15,797	958,088
Broadcom, Inc.	65,807	20,367,925
Broadridge Financial Solutions, Inc.	882	143,307
Brown & Brown, Inc.	2,217	144,571
Brown-Forman Corp., Class B	1,502	39,713
Builders FirstSource, Inc.*	892	73,438
Bunge Global SA	1,103	140,302
Buzzi SpA	1,400	70,619
BXP, Inc. (REIT)	1,210	62,799
Cadence Design Systems, Inc.*	6,704	1,862,840
Camden Property Trust (REIT)	811	79,202
Campbell’s Co. (The)(x)	1,625	36,189
Capital One Financial Corp.	4,849	884,603
Cardinal Health, Inc.	1,825	385,641
Carnival Corp.	8,805	227,873
Carrier Global Corp.	6,224	350,473
Carvana Co.*	1,122	352,734
Caterpillar, Inc.	3,609	2,556,832
Cboe Global Markets, Inc.	817	229,634
CBRE Group, Inc., Class A*	2,239	303,295
CDW Corp.	1,067	129,128
Cencora, Inc.	1,509	474,037
Centene Corp.*	3,683	120,581
CenterPoint Energy, Inc.	5,179	223,526
CF Industries Holdings, Inc.	1,211	157,236
CH Robinson Worldwide, Inc.	943	156,604
Charles River Laboratories International, Inc.*	368	63,480
Charles Schwab Corp. (The)	12,956	1,217,605
Charter Communications, Inc., Class A*	678	146,367
Chevron Corp.	14,540	3,008,326
Chipotle Mexican Grill, Inc.*	10,003	320,196
Chubb Ltd.	2,821	919,449
Church & Dwight Co., Inc.	1,781	166,203
Ciena Corp.*	1,082	420,065
Cigna Group (The)	2,044	545,237
Cincinnati Financial Corp.	1,179	185,516
Cintas Corp.	2,637	446,022
Cisco Systems, Inc.	30,648	2,377,978
Citigroup, Inc.	13,556	1,537,386
Citizens Financial Group, Inc.	3,234	193,943
Clorox Co. (The)	916	94,925
CME Group, Inc.	2,797	826,094
CMS Energy Corp.	2,380	184,640
Coca-Cola Co. (The)	30,030	2,283,782
Cognizant Technology Solutions Corp., Class A	3,607	221,289
Coherent Corp.*	1,454	346,357
Coinbase Global, Inc., Class A(x)*	1,730	302,075
Colgate-Palmolive Co.	6,253	532,943
Comcast Corp., Class A	27,835	799,143
Comfort Systems USA, Inc.	269	370,948
Conagra Brands, Inc.	3,540	55,649
ConocoPhillips	9,503	1,254,396
Consolidated Edison, Inc.	2,739	310,000
Constellation Brands, Inc., Class A	1,076	161,400
Constellation Energy Corp.	2,413	673,830
Cooper Cos., Inc. (The)*	1,513	108,179
Copart, Inc.*	6,782	225,162
Corning, Inc.	6,056	823,434
Corpay, Inc.*	535	155,680
Corteva, Inc.	5,244	438,975
CoStar Group, Inc.*	3,150	127,071
Costco Wholesale Corp.	3,443	3,430,708
Coterra Energy, Inc.	5,998	210,770
CRH plc	5,188	545,363
Crowdstrike Holdings, Inc., Class A*	1,955	763,252
Crown Castle, Inc. (REIT)	3,416	277,755
CSX Corp.	14,424	592,105
Cummins, Inc.	1,072	576,757
CVS Health Corp.	9,868	708,720
Danaher Corp.	4,880	925,248
Darden Restaurants, Inc.	880	172,515
Datadog, Inc., Class A*	2,519	297,368
DaVita, Inc.*	248	38,115
Deckers Outdoor Corp.*	1,060	106,095
Deere & Co.	1,955	1,101,251
Dell Technologies, Inc., Class C	2,299	377,335
Delta Air Lines, Inc.	4,984	331,336
Devon Energy Corp.	4,703	236,655
Dexcom, Inc.*	2,994	188,023
Diamondback Energy, Inc.	1,435	283,829
Digital Realty Trust, Inc. (REIT)	2,530	455,931
Dollar General Corp.	1,662	197,329
Dollar Tree, Inc.*	1,488	162,951
Dominion Energy, Inc.	6,696	413,947
Domino’s Pizza, Inc.(x)	248	88,980
DoorDash, Inc., Class A*	2,877	431,982
Dover Corp.	1,026	213,870
Dow, Inc.	5,365	223,452

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
DR Horton, Inc.	2,090	$286,790
DTE Energy Co.	1,601	234,098
Duke Energy Corp.	6,032	789,830
DuPont de Nemours, Inc.	3,134	143,537
Eaton Corp. plc	3,013	1,077,660
eBay, Inc.	3,515	319,935
EchoStar Corp., Class A(x)*	1,044	122,221
Ecolab, Inc.	8,224	2,187,748
Edison International	3,085	225,760
Edwards Lifesciences Corp.*	4,523	362,202
Electronic Arts, Inc.	1,740	354,734
Elevance Health, Inc.	1,699	497,382
Eli Lilly & Co.	14,158	13,022,104
EMCOR Group, Inc.	345	254,717
Emerson Electric Co.	4,359	571,116
Entergy Corp.	3,556	399,552
EOG Resources, Inc.	4,209	608,495
EPAM Systems, Inc.*	414	56,056
EQT Corp.	4,778	304,072
Equifax, Inc.	10,416	1,875,609
Equinix, Inc. (REIT)	762	746,943
Equity Residential (REIT)	2,726	161,243
Erie Indemnity Co., Class A	205	51,519
Essex Property Trust, Inc. (REIT)	522	126,324
Estee Lauder Cos., Inc. (The), Class A	1,933	138,731
Everest Group Ltd.	318	103,938
Evergy, Inc.	1,750	143,360
Eversource Energy	2,949	204,307
Exelon Corp.	7,954	389,905
Expand Energy Corp.	1,855	203,642
Expedia Group, Inc.	886	204,569
Expeditors International of Washington, Inc.	1,066	152,683
Experian plc	16,911	587,802
Extra Space Storage, Inc. (REIT)	1,638	214,791
Exxon Mobil Corp.	32,416	5,499,699
F5, Inc.*	417	120,651
FactSet Research Systems, Inc.	321	69,654
Fair Isaac Corp.*	189	201,765
Fastenal Co.	8,876	411,846
Federal Realty Investment Trust (REIT)	575	61,071
FedEx Corp.	1,678	597,670
Ferrovial SE	9,625	625,802
Fidelity National Information Services, Inc.	3,935	184,591
Fifth Third Bancorp	7,033	326,753
First Solar, Inc.*	829	163,529
FirstEnergy Corp.	3,971	201,171
Fiserv, Inc.*	4,166	232,463
Ford Motor Co.	30,912	356,724
Fortinet, Inc.*	4,855	396,751
Fortive Corp.	2,358	130,350
Fox Corp., Class A	1,483	86,607
Fox Corp., Class B	1,150	61,065
Franklin Resources, Inc.(x)	2,286	53,995
Freeport-McMoRan, Inc.	11,148	655,279
Garmin Ltd.	1,279	296,741
Gartner, Inc.*	549	86,929
GE Aerospace	8,135	2,308,469
GE HealthCare Technologies, Inc.	3,588	255,394
GE Vernova, Inc.	2,091	1,825,234
Gen Digital, Inc.	4,225	79,557
Generac Holdings, Inc.*	483	94,344
General Dynamics Corp.	1,969	675,800
General Mills, Inc.	4,205	156,510
General Motors Co.	7,012	522,394
Genuine Parts Co.	1,134	119,920
Gilead Sciences, Inc.	9,624	1,341,297
Global Payments, Inc.	1,879	126,457
Globe Life, Inc.	638	88,790
GoDaddy, Inc., Class A*	1,085	89,697
Goldman Sachs Group, Inc. (The)	2,326	1,967,773
GSK plc	76,565	2,099,784
Haleon plc	166,166	822,510
Halliburton Co.	6,398	249,458
Hartford Insurance Group, Inc. (The)	2,132	288,310
Hasbro, Inc.	1,051	98,374
HCA Healthcare, Inc.	1,214	574,513
Healthpeak Properties, Inc. (REIT)	5,459	89,691
Henry Schein, Inc.*	768	56,602
Hershey Co. (The)	1,128	234,500
Hewlett Packard Enterprise Co.	10,329	245,933
Hilton Worldwide Holdings, Inc.	1,779	540,958
Holcim AG	9,568	793,982
Hologic, Inc.*	1,652	124,875
Home Depot, Inc. (The)	7,722	2,539,689
Honeywell International, Inc.	4,925	1,113,198
Hormel Foods Corp.	2,437	55,198
Host Hotels & Resorts, Inc. (REIT)	4,946	94,765
Howmet Aerospace, Inc.	3,110	716,731
HP, Inc.	7,396	142,077
Hubbell, Inc., Class B	418	205,129
Humana, Inc.	935	162,120
Huntington Bancshares, Inc.	15,850	248,052
Huntington Ingalls Industries, Inc.	296	112,450
IDEX Corp.	552	104,632
IDEXX Laboratories, Inc.*	2,828	1,589,025
Illinois Tool Works, Inc.	2,034	529,430
Incyte Corp.*	1,348	126,874
Ingersoll Rand, Inc.	2,801	224,416
Insulet Corp.*	554	116,251
Intel Corp.*	36,421	1,607,259
Interactive Brokers Group, Inc., Class A	3,430	230,050
Intercontinental Exchange, Inc.	4,403	692,504
InterContinental Hotels Group plc	2,632	346,639
International Business Machines Corp.	7,251	1,757,570
International Flavors & Fragrances, Inc.	1,976	143,359
International Paper Co.	4,233	151,118
Intuit, Inc.	18,611	8,047,024
Intuitive Surgical, Inc.*	10,774	4,966,706
Invesco Ltd.	3,198	77,679
Invitation Homes, Inc. (REIT)	4,160	103,376
IQVIA Holdings, Inc.*	5,955	1,015,566
Iron Mountain, Inc. (REIT)	2,270	231,858
J M Smucker Co. (The)	809	78,020
Jabil, Inc.	809	214,895
Jack Henry & Associates, Inc.	567	89,609
Jacobs Solutions, Inc.	878	111,752
JB Hunt Transport Services, Inc.	566	119,935
Johnson & Johnson	18,693	4,569,317
Johnson Controls International plc	4,747	621,620
JPMorgan Chase & Co.	20,914	6,152,062
Kenvue, Inc.	14,856	256,117
Keurig Dr Pepper, Inc.	10,689	281,441
KeyCorp	7,379	147,949
Keysight Technologies, Inc.*	1,342	378,941
Kimberly-Clark Corp.	2,581	248,989
Kimco Realty Corp. (REIT)	5,051	113,496
Kinder Morgan, Inc.	15,064	505,096

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
KKR & Co., Inc.	5,324	$492,470
KLA Corp.	1,017	1,497,441
Kraft Heinz Co. (The)	6,453	145,128
Kroger Co. (The)	4,516	326,778
L3Harris Technologies, Inc.	1,449	500,122
Labcorp Holdings, Inc.	645	172,092
Lam Research Corp.	64,601	13,802,650
Las Vegas Sands Corp.	26,302	1,417,152
Leidos Holdings, Inc.	981	152,565
Lennar Corp., Class A	1,688	146,586
Lennox International, Inc.(x)	234	108,606
Linde plc	5,577	2,764,854
Live Nation Entertainment, Inc.(x)*	1,187	181,029
Lockheed Martin Corp.	1,571	949,497
Loews Corp.	1,286	137,268
Lowe’s Cos., Inc.	4,351	1,028,054
Lululemon Athletica, Inc.*	833	127,532
Lumentum Holdings, Inc.(x)*	554	389,329
LyondellBasell Industries NV, Class A	2,098	169,015
M&T Bank Corp.	1,191	246,204
Marathon Petroleum Corp.	2,288	558,684
Marriott International, Inc., Class A	12,091	3,954,603
Marsh & McLennan Cos., Inc.	3,755	651,305
Martin Marietta Materials, Inc.	458	269,615
Marvell Technology, Inc.	44,012	4,359,389
Masco Corp.	1,653	99,792
Mastercard, Inc., Class A	11,082	5,537,232
McCormick & Co., Inc. (Non-Voting)	1,939	97,803
McDonald’s Corp.	5,524	1,716,804
McKesson Corp.	950	822,092
Medtronic plc	9,944	861,648
Merck & Co., Inc.	19,253	2,315,943
Meta Platforms, Inc., Class A	38,273	21,897,131
MetLife, Inc.	4,351	307,703
Mettler-Toledo International, Inc.*	158	199,270
MGM Resorts International*	1,574	58,254
Microchip Technology, Inc.	4,154	268,390
Micron Technology, Inc.	8,730	2,949,343
Microsoft Corp.	75,004	27,764,231
Mid-America Apartment Communities, Inc. (REIT)	864	105,512
Moderna, Inc.*	2,736	138,989
Molson Coors Beverage Co., Class B(x)	1,269	54,643
Monday.com Ltd.*	704	48,653
Mondelez International, Inc., Class A	9,943	573,115
Monolithic Power Systems, Inc.	375	410,006
Monster Beverage Corp.*	5,606	406,211
Moody’s Corp.	1,190	519,137
Morgan Stanley	9,332	1,535,767
Mosaic Co. (The)	2,383	60,766
Motorola Solutions, Inc.	1,285	557,651
MSCI, Inc.	559	301,307
Nasdaq, Inc.	3,414	289,814
Nestle SA (Registered)	48,346	4,795,389
NetApp, Inc.	1,474	150,923
Netflix, Inc.*	54,836	5,272,481
Newmont Corp.	8,459	915,687
News Corp., Class A	2,631	65,591
News Corp., Class B	1,004	28,624
NextEra Energy, Inc.	16,154	1,500,384
NIKE, Inc., Class B	9,242	488,162
NiSource, Inc.	3,746	174,788
Nordson Corp.	409	108,819
Norfolk Southern Corp.	1,736	498,232
Northern Trust Corp.	1,419	198,050
Northrop Grumman Corp.	1,035	706,118
Norwegian Cruise Line Holdings Ltd.(x)*	3,497	65,394
Novartis AG (Registered)	35,700	5,420,315
NRG Energy, Inc.	1,685	246,246
Nucor Corp.	1,792	303,027
NVIDIA Corp.	266,642	46,502,365
NVR, Inc.*	22	144,976
Occidental Petroleum Corp.	5,579	362,635
Old Dominion Freight Line, Inc.	1,427	278,836
Omnicom Group, Inc.	2,411	181,572
ON Semiconductor Corp.*	3,048	188,732
ONEOK, Inc.	4,907	443,544
Oracle Corp. (Moscow Stock Exchange)	13,153	1,934,938
O’Reilly Automotive, Inc.*	6,485	598,630
Otis Worldwide Corp.	3,082	237,561
PACCAR, Inc.	4,075	470,662
Packaging Corp. of America	667	141,551
Palantir Technologies, Inc., Class A*	17,719	2,591,935
Palo Alto Networks, Inc.*	6,242	1,000,717
Paramount Skydance Corp., Class B(x)	2,047	18,464
Parker-Hannifin Corp.	979	876,440
Paychex, Inc.	2,485	228,918
PayPal Holdings, Inc.	7,052	318,962
Pentair plc	1,217	106,013
PepsiCo, Inc.	10,601	1,646,229
Pfizer, Inc.	44,103	1,238,412
PG&E Corp.	17,170	301,677
Phathom Pharmaceuticals, Inc.*	69,145	768,201
Philip Morris International, Inc.	12,075	1,996,480
Phillips 66	3,125	569,312
Pinnacle West Capital Corp.	922	92,891
PNC Financial Services Group, Inc. (The)	3,146	654,651
Pool Corp.	270	54,629
PPG Industries, Inc.	1,697	181,375
PPL Corp.	5,640	215,448
Principal Financial Group, Inc.	1,542	138,950
Procter & Gamble Co. (The)	18,027	2,603,820
Progressive Corp. (The)	4,546	901,199
Prologis, Inc. (REIT)	7,210	953,018
Prudential Financial, Inc.	2,754	269,038
PTC, Inc.*	889	126,674
Public Service Enterprise Group, Inc.	3,903	315,948
Public Storage (REIT)	1,243	336,704
PulteGroup, Inc.	1,472	173,122
QIAGEN NV	3,898	156,145
Qnity Electronics, Inc.	1,595	184,031
QUALCOMM, Inc.	8,277	1,065,912
Quanta Services, Inc.	1,157	635,216
Quest Diagnostics, Inc.	830	162,663
Ralph Lauren Corp.	299	102,853
Raymond James Financial, Inc.	1,387	200,824
Realty Income Corp. (REIT)	7,098	434,256
Regency Centers Corp. (REIT)	1,239	93,743
Regeneron Pharmaceuticals, Inc.	777	600,341
Regions Financial Corp.	6,638	173,385
Republic Services, Inc.	1,548	339,043
ResMed, Inc.	1,148	257,703
Revvity, Inc.(x)	939	82,266
Robinhood Markets, Inc., Class A*	6,183	428,482
Roche Holding AG	13,173	5,201,568
Roche Holding AG (OTC US Exchange)	621	257,232
Rockwell Automation, Inc.	885	317,609

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Rollins, Inc.	2,227	$118,944
Roper Technologies, Inc.	820	290,165
Ross Stores, Inc.	2,509	543,525
Royal Caribbean Cruises Ltd.	1,952	537,151
RTX Corp.	10,412	2,008,475
S&P Global, Inc.	22,945	9,759,426
Salesforce, Inc.	7,268	1,356,718
Sandisk Corp.*	1,145	727,464
Sanofi SA	20,661	1,992,873
SBA Communications Corp. (REIT)	855	147,154
Schneider Electric SE	10,286	2,825,256
Seagate Technology Holdings plc	1,691	662,466
Sempra	5,063	491,972
ServiceNow, Inc.*	16,940	1,771,077
Shell plc	106,859	4,989,974
Sherwin-Williams Co. (The)	1,810	580,195
Simon Property Group, Inc. (REIT)	2,523	470,615
Skyworks Solutions, Inc.(x)	1,143	61,208
SLB Ltd.	11,599	596,073
Smurfit Westrock plc	4,212	167,848
Snap-on, Inc.	392	142,382
Solventum Corp.*	1,050	68,565
Southern Co. (The)	8,541	824,377
Southwest Airlines Co.	3,811	143,179
Spotify Technology SA*	6,851	3,322,118
Stanley Black & Decker, Inc.	1,289	91,596
Starbucks Corp.	8,837	791,707
State Street Corp.	2,205	279,065
Steel Dynamics, Inc.	1,071	192,780
Stellantis NV	38,502	274,333
STERIS plc	731	161,646
Stryker Corp.	6,004	1,972,854
Sunbelt Rentals Holdings, Inc.	7,821	499,436
Super Micro Computer, Inc.(x)*	3,852	87,710
Swiss Re AG(x)	5,580	931,810
Synchrony Financial	2,786	189,504
Synopsys, Inc.*	1,478	585,997
Sysco Corp.	3,796	270,769
T. Rowe Price Group, Inc.	1,768	159,368
Take-Two Interactive Software, Inc.*	1,359	268,403
Tapestry, Inc.	1,609	227,046
Targa Resources Corp.	1,684	422,229
Target Corp.	3,512	425,654
Teledyne Technologies, Inc.*	366	221,434
Tenaris SA	6,997	204,379
Teradyne, Inc.	1,202	356,345
Tesla, Inc.*	21,816	8,110,098
Texas Instruments, Inc.	7,040	1,366,746
Texas Pacific Land Corp.	445	211,179
Textron, Inc.	1,349	118,118
Thermo Fisher Scientific, Inc.	9,978	4,904,486
TJX Cos., Inc. (The)	23,240	3,711,428
TKO Group Holdings, Inc., Class A	537	108,286
T-Mobile US, Inc.	3,675	771,860
Tractor Supply Co.	4,083	184,960
Trade Desk, Inc. (The), Class A*	3,517	79,801
Trane Technologies plc	1,710	712,625
TransDigm Group, Inc.	438	507,624
Travelers Cos., Inc. (The)	1,677	489,147
Trimble, Inc.*	1,952	127,329
Truist Financial Corp.	9,772	449,219
Tyler Technologies, Inc.*	340	116,409
Tyson Foods, Inc., Class A	2,240	143,517
Uber Technologies, Inc.*	15,964	1,148,291
UDR, Inc. (REIT)	2,175	73,472
Ulta Beauty, Inc.*	348	181,903
Union Pacific Corp.	4,603	1,116,780
United Airlines Holdings, Inc.*	2,522	232,201
United Parcel Service, Inc., Class B	5,732	563,914
United Rentals, Inc.	496	361,366
UnitedHealth Group, Inc.	7,026	1,901,165
Universal Health Services, Inc., Class B	436	78,031
US Bancorp	12,057	627,085
Valero Energy Corp.	2,395	591,757
Ventas, Inc. (REIT)	3,680	300,950
Veralto Corp.	1,973	174,453
VeriSign, Inc.	628	155,970
Verisk Analytics, Inc.	1,116	211,761
Verizon Communications, Inc.	32,711	1,642,092
Vertex Pharmaceuticals, Inc.*	1,970	879,684
Vertiv Holdings Co., Class A	2,967	743,471
Viatris, Inc.	9,449	127,656
VICI Properties, Inc. (REIT), Class A	8,221	224,598
Visa, Inc., Class A	38,803	11,727,819
Vistra Corp.	2,452	368,609
Vulcan Materials Co.	1,027	279,652
W.R. Berkley Corp.	2,317	153,571
W.W. Grainger, Inc.	339	369,785
Walmart, Inc.	34,003	4,225,893
Walt Disney Co. (The)	13,741	1,324,358
Warner Bros Discovery, Inc.*	19,225	527,918
Waste Management, Inc.	2,878	661,336
Waters Corp.*	783	233,177
WEC Energy Group, Inc.	2,501	289,541
Wells Fargo & Co.	23,989	1,909,764
Welltower, Inc. (REIT)	5,445	1,076,531
West Pharmaceutical Services, Inc.	578	144,870
Western Digital Corp.	2,630	711,389
Westinghouse Air Brake Technologies Corp.	1,337	334,130
Weyerhaeuser Co. (REIT)	5,470	133,632
Williams Cos., Inc. (The)	9,473	689,445
Williams-Sonoma, Inc.	945	172,302
Willis Towers Watson plc	716	208,141
Workday, Inc., Class A*	1,694	220,084
Wynn Resorts Ltd.	645	65,500
Xcel Energy, Inc.	4,561	362,326
Xylem, Inc.	1,904	227,528
Yum! Brands, Inc.	2,190	340,501
Zebra Technologies Corp., Class A*	375	78,405
Zimmer Biomet Holdings, Inc.	1,547	139,880
Zoetis, Inc.	3,274	387,020

		635,509,911

Total Common Stocks (80.4%) (Cost $526,331,244)		1,306,941,811

	Number of Rights	Value (Note 1)
RIGHTS:
Italy (0.0%)†
Telecom Italia SpA, expiring 4/1/26*	328,892	3

Singapore (0.0%)†
CapitaLand Ascendas REIT, expiring 4/15/26*	2,030	190

Total Rights (0.0%)† (Cost $–)		193

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (4.9%)
Allspring Government Money Market Fund, Select Shares 3.60% (7 day yield) (xx)	5,000,000	5,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	9,021,290	$9,021,290
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	63,549,192	63,555,547
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.57% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		79,576,837

Total Short-Term Investments (4.9%) (Cost $79,589,172)		79,576,837

Total Investments in Securities (85.3%) (Cost $605,920,416)		1,386,518,841
Other Assets Less Liabilities (14.7%)		238,527,952

Net Assets (100%)		$1,625,046,793

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the market value or fair value, as applicable, of these securities amounted to $17,828,048 or 1.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $30,893,916. This was collateralized by $16,065,798 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.375%, maturing 4/15/26 – 11/15/55 and by cash of $16,021,290 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Sector Weightings as of March 31, 2026	Market Value	% of Net Assets
Information Technology	$371,039,563	22.8%
Financials	236,999,283	14.6
Industrials	141,354,544	8.7
Communication Services	123,608,639	7.6
Consumer Discretionary	123,128,372	7.6
Health Care	119,062,450	7.3
Investment Companies	79,576,837	4.9
Consumer Staples	57,930,468	3.6
Materials	45,169,289	2.8
Energy	37,392,629	2.3
Utilities	26,776,370	1.6
Real Estate	24,480,397	1.5
Cash and Other	238,527,952	14.7

		100.0%

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
BlackRock, Inc.	1,120	1,231,962	—	(29,696)	23,420	(148,571)	1,077,115	6,595	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	911	6/2026	EUR	57,861,215	(1,675,812)
FTSE 100 Index	267	6/2026	GBP	36,043,388	(297,251)
S&P 500 E-Mini Index	518	6/2026	USD	170,182,425	(3,752,508)
SPI 200 Index	98	6/2026	AUD	14,390,184	(201,798)
TOPIX Index	159	6/2026	JPY	35,105,132	(377,791)

					(6,305,160)

Forward Foreign Currency Contracts outstanding as of March 31, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	509,463	AUD	727,528	HSBC Bank plc	6/18/2026	8,081
USD	5,582,837	EUR	4,771,205	HSBC Bank plc	6/18/2026	48,402
USD	535,162	GBP	400,232	Deutsche Bank AG	6/18/2026	5,541
USD	344,326	JPY	53,823,633	HSBC Bank plc	6/18/2026	2,962

Total unrealized appreciation						64,986

AUD	20,268,360	USD	14,474,331	HSBC Bank plc	6/18/2026	(506,210)
GBP	3,879,554	USD	5,220,857	HSBC Bank plc	6/18/2026	(87,096)
USD	459,451	JPY	72,841,368	Deutsche Bank AG	6/18/2026	(2,528)

Total unrealized depreciation						(595,834)

Net unrealized depreciation						(530,848)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$28,874,284	$—	$28,874,284
Austria	—	1,232,666	—	1,232,666
Belgium	—	3,397,597	—	3,397,597
Brazil	19,044,222	196,343	—	19,240,565
Canada	5,577,631	—	—	5,577,631
Chile	—	6,120,008	—	6,120,008
China	2,073,951	51,170,537	—	53,244,488
Czech Republic	—	2,933,649	—	2,933,649
Denmark	—	5,996,028	—	5,996,028
Finland	—	4,559,466	—	4,559,466
France	—	43,519,796	—	43,519,796
Germany	—	38,466,537	—	38,466,537
Hong Kong	141,136	7,045,897	—	7,187,033
India	4,877,246	41,183,270	—	46,060,516
Indonesia	221,600	816,584	—	1,038,184
Ireland	428,550	1,269,445	—	1,697,995
Israel	878,242	3,209,452	—	4,087,694
Italy	—	15,231,796	—	15,231,796
Ivory Coast	—	197,179	—	197,179
Japan	—	92,921,608	—	92,921,608
Luxembourg	—	629,214	—	629,214
Macau	—	247,877	—	247,877
Malaysia	—	2,146,991	—	2,146,991
Mexico	8,619,921	188,760	—	8,808,681
Netherlands	785,596	23,358,737	—	24,144,333
New Zealand	—	866,258	—	866,258
Nigeria	—	72,221	—	72,221
Norway	—	2,695,528	—	2,695,528
Peru	2,912,199	—	—	2,912,199
Poland	—	6,963,955	—	6,963,955
Portugal	—	777,541	—	777,541
Singapore	786,053	5,923,543	—	6,709,596
South Africa	—	12,669,605	—	12,669,605
South Korea	—	42,458,247	—	42,458,247
Spain	—	15,233,912	—	15,233,912
Sweden	—	15,495,275	—	15,495,275
Switzerland	475,311	23,337,894	—	23,813,205
Taiwan	—	81,988,114	—	81,988,114
United Kingdom	361,048	40,853,380	—	41,214,428
United States	599,097,833	36,412,078	—	635,509,911
Forward Currency Contracts	—	64,986	—	64,986
Rights
Italy	—	3	—	3
Singapore	—	190	—	190
Short-Term Investments
Investment Companies	79,576,837	—	—	79,576,837

Total Assets	$725,857,376	$660,726,451	$—	$1,386,583,827

Liabilities:
Forward Currency Contracts	$—	$(595,834)	$—	$(595,834)
Futures	(6,305,160)	—	—	(6,305,160)

Total Liabilities	$(6,305,160)	$(595,834)	$—	$(6,900,994)

Total	$719,552,216	$660,130,617	$—	$1,379,682,833

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$793,307,552
Aggregate gross unrealized depreciation	(35,914,841)

Net unrealized appreciation	$757,392,711

Federal income tax cost of investments in securities and derivative instruments, if applicable	$622,290,122

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (32.2%)
iShares Core S&P 500 ETF	49,400	$32,268,574
State Street SPDR S&P 500 ETF Trust(x)	295,352	192,079,219
Vanguard S&P 500 ETF	53,900	32,207,945

Total Equity		256,555,738

Fixed Income (30.9%)
Vanguard Intermediate-Term Corporate Bond ETF(x)	2,982,300	246,785,325

Total Exchange Traded Funds (63.1%) (Cost $421,462,546)		503,341,063

SHORT-TERM INVESTMENTS:
Investment Companies (38.2%)
Allspring Government Money Market Fund, Select Shares 3.60% (7 day yield) (xx)	2,000,000	2,000,000
BlackRock Liquidity FedFund, Institutional Shares 3.55% (7 day yield) (xx)	5,000,000	5,000,000
Goldman Sachs Financial Square Funds - Government Fund 3.56% (7 day yield) ‡	63,734,671	63,734,671
Goldman Sachs Financial Square Funds - Treasury Obligations Fund 3.55% (7 day yield) ‡	59,451,681	59,451,681
Goldman Sachs Financial Square Funds - Treasury Solutions Fund 3.54% (7 day yield) ‡	61,553,407	61,553,407
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	6,142,527	6,142,527
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	82,333,055	82,341,290
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.57% (7 day yield) (xx)	25,000,000	25,000,000

Total Investment Companies		305,223,576

Total Short-Term Investments (38.2%) (Cost $305,246,882)		305,223,576

Total Investments in Securities (101.3%) (Cost $726,709,428)		808,564,639
Other Assets Less Liabilities (-1.3%)		(10,650,694)

Net Assets (100%)		$797,913,945

‡	Affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $222,024,802. This was collateralized by $186,508,744 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.250%, maturing 4/15/26 – 11/15/55 and by cash of $38,142,527 which was subsequently invested in investment companies.

Glossary:

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Money Market Funds
Goldman Sachs Financial Square Funds - Government Fund 3.56% (7 day yield)	63,734,671	71,796,744	1,937,927	(10,000,000)	–	–	63,734,671	558,727	–
Goldman Sachs Financial Square Funds - Treasury Obligations Fund 3.55% (7 day yield)	59,451,681	57,555,480	1,896,201	–	–	–	59,451,681	518,734	–
Goldman Sachs Financial Square Funds - Treasury Solutions Fund 3.54% (7 day yield)	61,553,407	59,640,511	1,912,896	–	–	–	61,553,407	459,810	–

Total		188,992,735	5,747,024	(10,000,000)	–	–	184,739,759	1,537,271	–

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,098	6/2026	EUR	69,738,326	(2,197,328)
FTSE 100 Index	353	6/2026	GBP	47,652,869	(1,002,063)
Russell 2000 E-Mini Index	388	6/2026	USD	48,736,680	292,787
S&P 500 E-Mini Index	56	6/2026	USD	18,398,100	(484,066)
S&P Midcap 400 E-Mini Index	208	6/2026	USD	70,647,200	635,564
TOPIX Index	204	6/2026	JPY	45,040,547	(1,762,694)

					(4,517,800)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$503,341,063	$—	$—	$503,341,063
Futures	928,351	—	—	928,351
Short-Term Investments
Investment Companies	305,223,576	—	—	305,223,576

Total Assets	$809,492,990	$—	$—	$809,492,990

Liabilities:
Futures	$(5,446,151)	$—	$—	$(5,446,151)

Total Liabilities	$(5,446,151)	$—	$—	$(5,446,151)

Total	$804,046,839	$—	$—	$804,046,839

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$85,400,042
Aggregate gross unrealized depreciation	(8,707,853)

Net unrealized appreciation	$76,692,189

Federal income tax cost of investments in securities and derivative instruments, if applicable	$727,354,650

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.1%)
Entertainment (1.2%)
Live Nation Entertainment, Inc.(x)*	13,560	$2,068,036

Media (0.9%)
Omnicom Group, Inc.	21,943	1,652,527

Total Communication Services		3,720,563

Consumer Discretionary (5.5%)
Automobile Components (1.2%)
Aptiv plc*	29,958	2,080,284

Broadline Retail (1.8%)
eBay, Inc.	35,724	3,251,598

Hotels, Restaurants & Leisure (0.9%)
Wyndham Hotels & Resorts, Inc.	20,013	1,625,656

Specialty Retail (1.6%)
Ross Stores, Inc.	12,611	2,731,921

Total Consumer Discretionary		9,689,459

Consumer Staples (5.2%)
Beverages (2.3%)
Coca-Cola Europacific Partners plc	45,007	4,080,784

Consumer Staples Distribution & Retail (2.9%)
Kroger Co. (The)	18,100	1,309,716
Performance Food Group Co.*	43,689	3,742,400

		5,052,116

Total Consumer Staples		9,132,900

Energy (8.5%)
Oil, Gas & Consumable Fuels (8.5%)
BKV Corp.*	67,488	1,924,758
EOG Resources, Inc.	12,925	1,868,567
Expand Energy Corp.	22,339	2,452,376
HF Sinclair Corp.	15,223	949,763
Kinetik Holdings, Inc., Class A(x)	8,891	430,413
Permian Resources Corp., Class A	95,650	2,039,258
Phillips 66	14,528	2,646,711
Targa Resources Corp.	6,514	1,633,255
Venture Global, Inc., Class A	61,639	971,431

Total Energy		14,916,532

Financials (16.6%)
Banks (5.2%)
Fifth Third Bancorp	93,466	4,342,430
Flagstar Bank NA	66,316	873,382
Huntington Bancshares, Inc.	93,352	1,460,959
Wintrust Financial Corp.	18,074	2,511,201

		9,187,972

Capital Markets (5.2%)
Bank of New York Mellon Corp. (The)	18,603	2,206,874
Intercontinental Exchange, Inc.	22,290	3,505,771
Invesco Ltd.	90,476	2,197,662
LPL Financial Holdings, Inc.	4,335	1,304,098

		9,214,405

Consumer Finance (1.3%)
Synchrony Financial	32,238	2,192,829

Financial Services (2.2%)
Global Payments, Inc.	35,735	2,404,966
Rocket Cos., Inc., Class A*	107,376	1,530,108

		3,935,074

Insurance (2.7%)
American Financial Group, Inc.	14,394	1,838,258
Arch Capital Group Ltd.*	11,245	1,079,407
Unum Group	23,854	1,742,058

		4,659,723

Total Financials		29,190,003

Health Care (9.3%)
Health Care Equipment & Supplies (1.1%)
Dexcom, Inc.*	9,379	589,001
Edwards Lifesciences Corp.*	16,876	1,351,430

		1,940,431

Health Care Providers & Services (3.7%)
Cencora, Inc.	8,830	2,773,856
Humana, Inc.	4,785	829,671
Quest Diagnostics, Inc.	14,735	2,887,766

		6,491,293

Life Sciences Tools & Services (2.3%)
Agilent Technologies, Inc.	24,304	2,770,170
Mettler-Toledo International, Inc.*	1,058	1,334,350

		4,104,520

Pharmaceuticals (2.2%)
Royalty Pharma plc, Class A	79,626	3,819,659

Total Health Care		16,355,903

Industrials (18.3%)
Aerospace & Defense (4.0%)
L3Harris Technologies, Inc.	12,709	4,386,511
Woodward, Inc.	7,104	2,542,664

		6,929,175

Building Products (2.1%)
Builders FirstSource, Inc.*	43,817	3,607,453

Electrical Equipment (2.2%)
Rockwell Automation, Inc.	10,940	3,926,147

Ground Transportation (2.5%)
Old Dominion Freight Line, Inc.	16,801	3,282,916
Saia, Inc.*	3,051	1,071,755

		4,354,671

Machinery (2.5%)
Ingersoll Rand, Inc.	22,911	1,835,629
ITT, Inc.	13,360	2,545,481

		4,381,110

Passenger Airlines (1.5%)
United Airlines Holdings, Inc.*	28,624	2,635,412

Trading Companies & Distributors (3.5%)
United Rentals, Inc.	7,085	5,161,848
W.W. Grainger, Inc.	972	1,060,267

		6,222,115

Total Industrials		32,056,083

Information Technology (11.9%)
Communications Equipment (0.8%)
Motorola Solutions, Inc.	3,095	1,343,137

Electronic Equipment, Instruments & Components (4.4%)
Coherent Corp.*	8,254	1,966,185
Ingram Micro Holding Corp.(x)	69,829	1,627,714
Jabil, Inc.	5,023	1,334,260
Mirion Technologies, Inc., Class A*	149,683	2,782,607

		7,710,766

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (3.5%)
Marvell Technology, Inc.	32,907	$3,259,438
ON Semiconductor Corp.*	14,826	918,026
Teradyne, Inc.	6,762	2,004,663

		6,182,127

Technology Hardware, Storage & Peripherals (3.2%)
Hewlett Packard Enterprise Co.	97,093	2,311,784
Sandisk Corp.*	1,546	982,236
Western Digital Corp.	8,415	2,276,173

		5,570,193

Total Information Technology		20,806,223

Materials (7.8%)
Chemicals (3.2%)
Celanese Corp.	27,566	1,813,016
Solstice Advanced Materials, Inc.	23,335	1,777,194
Westlake Corp.	17,419	2,034,887

		5,625,097

Construction Materials (2.0%)
Martin Marietta Materials, Inc.	6,029	3,549,152

Containers & Packaging (1.5%)
International Paper Co.	71,472	2,551,550

Metals & Mining (1.1%)
Steel Dynamics, Inc.	11,152	2,007,360

Total Materials		13,733,159

Real Estate (4.8%)
Residential REITs (1.1%)
Mid-America Apartment Communities, Inc. (REIT)	16,657	2,034,153

Specialized REITs (3.7%)
Digital Realty Trust, Inc. (REIT)	22,371	4,031,478
VICI Properties, Inc. (REIT), Class A	88,857	2,427,573

		6,459,051

Total Real Estate		8,493,204

Utilities (9.2%)
Electric Utilities (2.5%)
NRG Energy, Inc.	8,029	1,173,358
PG&E Corp.	178,689	3,139,566

		4,312,924

Gas Utilities (1.0%)
Atmos Energy Corp.	9,693	1,790,491

Multi-Utilities (5.7%)
Ameren Corp.	20,176	2,217,746
CMS Energy Corp.	53,666	4,163,408
Consolidated Edison, Inc.	32,141	3,637,718

		10,018,872

Total Utilities		16,122,287

Total Common Stocks (99.2%) (Cost $155,555,189)		174,216,316

SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	584,869	584,869

Total Short-Term Investments (0.3%) (Cost $584,869)		584,869

Total Investments in Securities (99.5%) (Cost $156,140,058)		174,801,185
Other Assets Less Liabilities (0.5%)		893,771

Net Assets (100%)		$175,694,956

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $1,413,022. This was collateralized by $819,339 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.625%, maturing 4/15/26 – 11/15/54 and by cash of $584,869 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$3,720,563	$—	$—	$3,720,563
Consumer Discretionary	9,689,459	—	—	9,689,459
Consumer Staples	9,132,900	—	—	9,132,900
Energy	14,916,532	—	—	14,916,532
Financials	29,190,003	—	—	29,190,003
Health Care	16,355,903	—	—	16,355,903
Industrials	32,056,083	—	—	32,056,083
Information Technology	20,806,223	—	—	20,806,223
Materials	13,733,159	—	—	13,733,159
Real Estate	8,493,204	—	—	8,493,204
Utilities	16,122,287	—	—	16,122,287
Short-Term Investments
Investment Companies	584,869	—	—	584,869

Total Assets	$174,801,185	$—	$—	$174,801,185

Total Liabilities	$—	$—	$—	$—

Total	$174,801,185	$—	$—	$174,801,185

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,007,121
Aggregate gross unrealized depreciation	(6,636,899)

Net unrealized appreciation	$18,370,222

Federal income tax cost of investments in securities and derivative instruments, if applicable	$156,430,963

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.1%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	32,024	$928,376
Comcast Corp., Class A	16,417	471,332
Verizon Communications, Inc.	19,046	956,109

		2,355,817

Entertainment (0.4%)
Electronic Arts, Inc.	1,014	206,724
Live Nation Entertainment, Inc.*	713	108,740
Netflix, Inc.*	19,141	1,840,407
Take-Two Interactive Software, Inc.*	785	155,038
TKO Group Holdings, Inc., Class A	299	60,293
Walt Disney Co. (The)	8,064	777,208
Warner Bros Discovery, Inc.*	11,193	307,360

		3,455,770

Interactive Media & Services (2.3%)
Alphabet, Inc., Class A	26,281	7,557,365
Alphabet, Inc., Class C	21,005	6,025,494
Match Group, Inc.	1,066	32,737
Meta Platforms, Inc., Class A	9,838	5,628,615

		19,244,211

Media (0.0%)†
Charter Communications, Inc., Class A*	397	85,704
Fox Corp., Class A	922	53,845
Fox Corp., Class B	657	34,887
News Corp., Class A	1,692	42,181
News Corp., Class B	558	15,909
Omnicom Group, Inc.	1,441	108,522
Paramount Skydance Corp., Class B(x)	1,404	12,664
Trade Desk, Inc. (The), Class A*	1,989	45,130

		398,842

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	2,173	456,395

Total Communication Services		25,911,035

Consumer Discretionary (3.0%)
Automobile Components (0.0%)†
Aptiv plc*	976	67,773

Automobiles (0.6%)
Ford Motor Co.	17,678	204,004
General Motors Co.	4,214	313,943
Tesla, Inc.*	12,693	4,718,623

		5,236,570

Broadline Retail (1.1%)
Amazon.com, Inc.*	43,943	9,152,008
eBay, Inc.	2,042	185,863

		9,337,871

Distributors (0.0%)†
Genuine Parts Co.	628	66,411
Pool Corp.	148	29,945

		96,356

Hotels, Restaurants & Leisure (0.6%)
Airbnb, Inc., Class A*	1,921	242,584
Booking Holdings, Inc.	146	614,707
Carnival Corp.	4,905	126,941
Chipotle Mexican Grill, Inc.*	5,973	191,196
Darden Restaurants, Inc.	525	102,921
Domino’s Pizza, Inc.(x)	140	50,231
DoorDash, Inc., Class A*	1,689	253,603
Expedia Group, Inc.	529	122,141
Hilton Worldwide Holdings, Inc.	1,050	319,284
Las Vegas Sands Corp.	1,374	74,031
Marriott International, Inc., Class A	1,006	329,032
McDonald’s Corp.	3,217	999,812
MGM Resorts International*	927	34,308
Norwegian Cruise Line Holdings Ltd.(x)*	2,056	38,447
Royal Caribbean Cruises Ltd.	1,146	315,356
Starbucks Corp.	5,136	460,134
Wynn Resorts Ltd.	381	38,691
Yum! Brands, Inc.	1,254	194,972

		4,508,391

Household Durables (0.1%)
DR Horton, Inc.	1,237	169,741
Garmin Ltd.	738	171,223
Lennar Corp., Class A	975	84,669
NVR, Inc.*	13	85,668
PulteGroup, Inc.	880	103,497

		614,798

Leisure Products (0.0%)†
Hasbro, Inc.	602	56,347

Specialty Retail (0.5%)
AutoZone, Inc.*	75	253,334
Best Buy Co., Inc.	883	56,689
Carvana Co.*	639	200,889
Home Depot, Inc. (The)	4,496	1,478,689
Lowe’s Cos., Inc.	2,533	598,497
O’Reilly Automotive, Inc.*	3,813	351,978
Ross Stores, Inc.	1,469	318,229
TJX Cos., Inc. (The)	5,027	802,812
Tractor Supply Co.	2,387	108,131
Ulta Beauty, Inc.*	203	106,110
Williams-Sonoma, Inc.	550	100,282

		4,375,640

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	658	65,859
Lululemon Athletica, Inc.*	487	74,560
NIKE, Inc., Class B	5,372	283,749
Ralph Lauren Corp.	175	60,198
Tapestry, Inc.	924	130,386

		614,752

Total Consumer Discretionary		24,908,498

Consumer Staples (1.6%)
Beverages (0.3%)
Brown-Forman Corp., Class B	795	21,020
Coca-Cola Co. (The)	17,488	1,329,962
Constellation Brands, Inc., Class A	637	95,550
Keurig Dr Pepper, Inc.	6,137	161,587
Molson Coors Beverage Co., Class B(x)	765	32,941
Monster Beverage Corp.*	3,222	233,466
PepsiCo, Inc.	6,176	959,071

		2,833,597

Consumer Staples Distribution & Retail (0.6%)
Costco Wholesale Corp.	2,002	1,994,853
Dollar General Corp.	994	118,018
Dollar Tree, Inc.*	857	93,850
Kroger Co. (The)	2,754	199,279
Sysco Corp.	2,163	154,287
Target Corp.	2,053	248,824
Walmart, Inc.	19,808	2,461,738

		5,270,849

Food Products (0.2%)
Archer-Daniels-Midland Co.	2,171	157,810
Bunge Global SA	611	77,719
Campbell’s Co. (The)(x)	888	19,776

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Conagra Brands, Inc.	2,161	$33,971
General Mills, Inc.	2,410	89,700
Hershey Co. (The)	669	139,078
Hormel Foods Corp.	1,317	29,830
J M Smucker Co. (The)	482	46,484
Kraft Heinz Co. (The)	3,850	86,586
Lamb Weston Holdings, Inc.	629	26,582
McCormick & Co., Inc. (Non-Voting)	1,144	57,703
Mondelez International, Inc., Class A	5,829	335,984
Tyson Foods, Inc., Class A	1,279	81,946

		1,183,169

Household Products (0.3%)
Church & Dwight Co., Inc.	1,085	101,252
Clorox Co. (The)	551	57,100
Colgate-Palmolive Co.	3,641	310,323
Kimberly-Clark Corp.	1,499	144,609
Procter & Gamble Co. (The)	10,555	1,524,564

		2,137,848

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	1,111	79,736
Kenvue, Inc.	8,654	149,195

		228,931

Tobacco (0.2%)
Altria Group, Inc.	7,583	500,402
Philip Morris International, Inc.	7,032	1,162,671

		1,663,073

Total Consumer Staples		13,317,467

Energy (1.2%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	4,457	272,100
Halliburton Co.	3,802	148,240
SLB Ltd.	6,748	346,779

		767,119

Oil, Gas & Consumable Fuels (1.1%)
APA Corp.	1,602	67,989
Chevron Corp.	8,550	1,768,995
ConocoPhillips	5,582	736,824
Coterra Energy, Inc.	3,439	120,847
Devon Energy Corp.	2,834	142,607
Diamondback Energy, Inc.	841	166,341
EOG Resources, Inc.	2,451	354,341
EQT Corp.	2,819	179,401
Expand Energy Corp.	1,076	118,123
Exxon Mobil Corp.	19,049	3,231,853
Kinder Morgan, Inc.	8,844	296,539
Marathon Petroleum Corp.	1,358	331,597
Occidental Petroleum Corp.	3,249	211,185
ONEOK, Inc.	2,842	256,888
Phillips 66	1,820	331,568
Targa Resources Corp.	970	243,208
Texas Pacific Land Corp.	262	124,335
Valero Energy Corp.	1,378	340,476
Williams Cos., Inc. (The)	5,516	401,455

		9,424,572

Total Energy		10,191,691

Financials (3.7%)
Banks (1.1%)
Bank of America Corp.	30,347	1,479,416
Citigroup, Inc.	8,082	916,580
Citizens Financial Group, Inc.	1,940	116,342
Fifth Third Bancorp	4,063	188,767
Huntington Bancshares, Inc.	9,184	143,730
JPMorgan Chase & Co.	12,297	3,617,285
KeyCorp	4,196	84,130
M&T Bank Corp.	680	140,569
PNC Financial Services Group, Inc. (The)	1,771	368,527
Regions Financial Corp.	3,961	103,461
Truist Financial Corp.	5,779	265,661
US Bancorp	7,022	365,214
Wells Fargo & Co.	14,180	1,128,870

		8,918,552

Capital Markets (0.8%)
Ameriprise Financial, Inc.	420	186,648
Ares Management Corp., Class A	931	101,572
Bank of New York Mellon Corp. (The)	3,150	373,684
BlackRock, Inc.	652	627,035
Blackstone, Inc.	3,336	383,607
Cboe Global Markets, Inc.	473	132,946
Charles Schwab Corp. (The)	7,545	709,079
CME Group, Inc.	1,629	481,125
Coinbase Global, Inc., Class A(x)*	1,031	180,023
FactSet Research Systems, Inc.	169	36,671
Franklin Resources, Inc.(x)	1,388	32,785
Interactive Brokers Group, Inc., Class A	2,012	134,945
Intercontinental Exchange, Inc.	2,576	405,153
Invesco Ltd.	2,011	48,847
KKR & Co., Inc.	3,100	286,750
Moody’s Corp.	693	302,321
Morgan Stanley	5,456	897,894
MSCI, Inc.	339	182,724
Nasdaq, Inc.	2,038	173,006
Northern Trust Corp.	854	119,193
Raymond James Financial, Inc.	796	115,253
Robinhood Markets, Inc., Class A*	3,552	246,154
S&P Global, Inc.	1,400	595,476
State Street Corp.	1,262	159,719
T. Rowe Price Group, Inc.	971	87,526

		7,000,136

Consumer Finance (0.2%)
American Express Co.	2,427	734,119
Capital One Financial Corp.	2,872	523,939
Synchrony Financial	1,627	110,668

		1,368,726

Financial Services (1.1%)
Apollo Global Management, Inc.	2,097	233,648
Berkshire Hathaway, Inc., Class B*	8,283	3,969,214
Block, Inc., Class A*	2,474	148,885
Corpay, Inc.*	316	91,953
Fidelity National Information Services, Inc.	2,251	105,594
Fiserv, Inc.*	2,430	135,594
Global Payments, Inc.	1,069	71,944
Jack Henry & Associates, Inc.	327	51,679
Mastercard, Inc., Class A	3,704	1,850,741
PayPal Holdings, Inc.	4,226	191,142
Visa, Inc., Class A	7,623	2,303,975

		9,154,369

Insurance (0.5%)
Aflac, Inc.	2,131	233,792
Allstate Corp. (The)	1,182	245,076
American International Group, Inc.	2,437	183,384
Aon plc, Class A	971	313,419
Arch Capital Group Ltd.*	1,631	156,560
Arthur J Gallagher & Co.	1,160	251,233
Assurant, Inc.	226	49,225
Brown & Brown, Inc.	1,326	86,468
Chubb Ltd.	1,653	538,762

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Cincinnati Financial Corp.	705	$110,932
Erie Indemnity Co., Class A	115	28,901
Everest Group Ltd.	190	62,102
Globe Life, Inc.	360	50,101
Hartford Insurance Group, Inc. (The)	1,259	170,255
Loews Corp.	765	81,656
Marsh & McLennan Cos., Inc.	2,213	383,845
MetLife, Inc.	2,500	176,800
Principal Financial Group, Inc.	903	81,369
Progressive Corp. (The)	2,649	525,138
Prudential Financial, Inc.	1,581	154,448
Travelers Cos., Inc. (The)	1,008	294,013
W.R. Berkley Corp.	1,356	89,876
Willis Towers Watson plc	433	125,873

		4,393,228

Total Financials		30,835,011

Health Care (2.9%)
Biotechnology (0.5%)
AbbVie, Inc.	7,983	1,736,223
Amgen, Inc.	2,432	855,699
Biogen, Inc.*	663	121,548
Gilead Sciences, Inc.	5,604	781,029
Incyte Corp.*	745	70,119
Moderna, Inc.*	1,571	79,807
Regeneron Pharmaceuticals, Inc.	455	351,551
Vertex Pharmaceuticals, Inc.*	1,146	511,735

		4,507,711

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories	7,855	806,473
Align Technology, Inc.*	301	51,600
Baxter International, Inc.	2,322	39,010
Becton Dickinson & Co.	1,295	203,613
Boston Scientific Corp.*	6,696	420,174
Cooper Cos., Inc. (The)*	898	64,207
Dexcom, Inc.*	1,762	110,654
Edwards Lifesciences Corp.*	2,621	209,890
GE HealthCare Technologies, Inc.	2,058	146,488
Hologic, Inc.*	1,005	75,968
IDEXX Laboratories, Inc.*	361	202,842
Insulet Corp.*	318	66,729
Intuitive Surgical, Inc.*	1,601	738,045
Medtronic plc	5,794	502,050
ResMed, Inc.	659	147,932
Solventum Corp.(x)*	666	43,490
STERIS plc	443	97,961
Stryker Corp.	1,555	510,957
Zimmer Biomet Holdings, Inc.	895	80,926

		4,519,009

Health Care Providers & Services (0.5%)
Cardinal Health, Inc.	1,073	226,736
Cencora, Inc.	876	275,187
Centene Corp.*	2,109	69,049
Cigna Group (The)	1,207	321,967
CVS Health Corp.	5,734	411,816
DaVita, Inc.*	159	24,437
Elevance Health, Inc.	1,004	293,921
HCA Healthcare, Inc.	722	341,679
Henry Schein, Inc.*	452	33,312
Humana, Inc.	543	94,151
Labcorp Holdings, Inc.	374	99,787
McKesson Corp.	558	482,871
Molina Healthcare, Inc.*	232	30,926
Quest Diagnostics, Inc.	502	98,382
UnitedHealth Group, Inc.	4,092	1,107,254
Universal Health Services, Inc., Class B	249	44,563

		3,956,038

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	1,281	146,008
Bio-Techne Corp.	704	36,791
Charles River Laboratories International, Inc.*	222	38,295
Danaher Corp.	2,840	538,464
IQVIA Holdings, Inc.*	769	131,145
Mettler-Toledo International, Inc.*	92	116,031
Revvity, Inc.(x)	512	44,856
Thermo Fisher Scientific, Inc.	1,697	834,127
Waters Corp.*	444	132,223
West Pharmaceutical Services, Inc.	325	81,458

		2,099,398

Pharmaceuticals (1.1%)
Bristol-Myers Squibb Co.	9,196	557,737
Eli Lilly & Co.	3,587	3,299,215
Johnson & Johnson	10,883	2,660,241
Merck & Co., Inc.	11,212	1,348,691
Pfizer, Inc.	25,683	721,179
Viatris, Inc.	5,203	70,293
Zoetis, Inc.	1,991	235,356

		8,892,712

Total Health Care		23,974,868

Industrials (2.7%)
Aerospace & Defense (0.7%)
Axon Enterprise, Inc.*	356	151,190
Boeing Co. (The)*	3,537	703,969
GE Aerospace	4,765	1,352,164
General Dynamics Corp.	1,145	392,987
Howmet Aerospace, Inc.	1,816	418,515
Huntington Ingalls Industries, Inc.	177	67,242
L3Harris Technologies, Inc.	845	291,652
Lockheed Martin Corp.	920	556,039
Northrop Grumman Corp.	606	413,437
RTX Corp.	6,056	1,168,202
Textron, Inc.	796	69,698
TransDigm Group, Inc.	254	294,376

		5,879,471

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	534	88,681
Expeditors International of Washington, Inc.	605	86,654
FedEx Corp.	981	349,413
United Parcel Service, Inc., Class B	3,338	328,393

		853,141

Building Products (0.1%)
A.O. Smith Corp.	512	33,761
Allegion plc(x)	389	56,518
Builders FirstSource, Inc.*	500	41,165
Carrier Global Corp.	3,576	201,365
Johnson Controls International plc	2,761	361,553
Lennox International, Inc.(x)	144	66,835
Masco Corp.	938	56,627
Trane Technologies plc	1,002	417,573

		1,235,397

Commercial Services & Supplies (0.1%)
Cintas Corp.	1,543	260,983
Copart, Inc.*	4,022	133,530
Republic Services, Inc.	909	199,089
Rollins, Inc.	1,326	70,822
Veralto Corp.	1,122	99,207
Waste Management, Inc.	1,674	384,669

		1,148,300

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (0.1%)
Comfort Systems USA, Inc.	159	$219,259
EMCOR Group, Inc.	202	149,139
Quanta Services, Inc.	674	370,039

		738,437

Electrical Equipment (0.3%)
AMETEK, Inc.	1,040	222,934
Eaton Corp. plc	1,754	627,353
Emerson Electric Co.	2,538	332,529
GE Vernova, Inc.	1,226	1,070,175
Generac Holdings, Inc.*	265	51,763
Hubbell, Inc., Class B	240	117,778
Rockwell Automation, Inc.	507	181,952

		2,604,484

Ground Transportation (0.3%)
CSX Corp.	8,412	345,313
JB Hunt Transport Services, Inc.	340	72,046
Norfolk Southern Corp.	1,014	291,018
Old Dominion Freight Line, Inc.	831	162,377
Uber Technologies, Inc.*	9,386	675,135
Union Pacific Corp.	2,679	649,979

		2,195,868

Industrial Conglomerates (0.1%)
3M Co.	2,400	348,552
Honeywell International, Inc.	2,868	648,254

		996,806

Machinery (0.6%)
Caterpillar, Inc.	2,114	1,497,684
Cummins, Inc.	624	335,724
Deere & Co.	1,136	639,909
Dover Corp.	620	129,239
Fortive Corp.	1,435	79,327
IDEX Corp.	338	64,068
Illinois Tool Works, Inc.	1,192	310,266
Ingersoll Rand, Inc.	1,624	130,115
Nordson Corp.	241	64,120
Otis Worldwide Corp.	1,760	135,661
PACCAR, Inc.	2,372	273,966
Parker-Hannifin Corp.	570	510,287
Pentair plc	739	64,374
Snap-on, Inc.	235	85,357
Stanley Black & Decker, Inc.	700	49,742
Westinghouse Air Brake Technologies Corp.	772	192,931
Xylem, Inc.	1,100	131,450

		4,694,220

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	2,930	194,786
Southwest Airlines Co.	2,336	87,764
United Airlines Holdings, Inc.*	1,462	134,606

		417,156

Professional Services (0.1%)
Automatic Data Processing, Inc.	1,827	371,210
Broadridge Financial Solutions, Inc.	527	85,627
Equifax, Inc.	553	99,579
Jacobs Solutions, Inc.	540	68,731
Leidos Holdings, Inc.	578	89,891
Paychex, Inc.	1,463	134,772
Paycom Software, Inc.	221	26,860
Verisk Analytics, Inc.	630	119,542

		996,212

Trading Companies & Distributors (0.1%)
Fastenal Co.	5,186	240,630
United Rentals, Inc.	287	209,097
W.W. Grainger, Inc.	198	215,980

		665,707

Total Industrials		22,425,199

Information Technology (9.9%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	4,664	572,646
Ciena Corp.*	637	247,302
Cisco Systems, Inc.	17,801	1,381,180
F5, Inc.*	261	75,515
Motorola Solutions, Inc.	752	326,345

		2,602,988

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	5,529	698,589
CDW Corp.	588	71,160
Corning, Inc.	3,524	479,158
Jabil, Inc.	483	128,299
Keysight Technologies, Inc.*	776	219,119
TE Connectivity plc	1,329	277,788
Teledyne Technologies, Inc.*	212	128,262
Zebra Technologies Corp., Class A*	229	47,880

		2,050,255

IT Services (0.2%)
Accenture plc, Class A	2,801	555,410
Akamai Technologies, Inc.*	650	74,652
Cognizant Technology Solutions Corp., Class A	2,180	133,743
EPAM Systems, Inc.*	250	33,850
Gartner, Inc.*	326	51,619
GoDaddy, Inc., Class A*	610	50,429
International Business Machines Corp.	4,222	1,023,371
VeriSign, Inc.	377	93,632

		2,016,706

Semiconductors & Semiconductor Equipment (4.4%)
Advanced Micro Devices, Inc.*	7,354	1,496,024
Analog Devices, Inc.	2,222	706,907
Applied Materials, Inc.	3,599	1,230,102
Broadcom, Inc.	21,332	6,602,467
First Solar, Inc.*	485	95,671
Intel Corp.*	20,254	893,809
KLA Corp.	594	874,611
Lam Research Corp.	5,674	1,212,307
Microchip Technology, Inc.	2,441	157,713
Micron Technology, Inc.	5,070	1,712,849
Monolithic Power Systems, Inc.	216	236,164
NVIDIA Corp.	109,766	19,143,190
NXP Semiconductors NV	1,137	223,830
ON Semiconductor Corp.*	1,818	112,571
Qnity Electronics, Inc.	946	109,149
QUALCOMM, Inc.	4,838	623,038
Skyworks Solutions, Inc.(x)	672	35,986
Teradyne, Inc.	707	209,597
Texas Instruments, Inc.	4,104	796,751

		36,472,736

Software (2.5%)
Adobe, Inc.*	1,891	459,664
AppLovin Corp., Class A*	1,223	486,754
Autodesk, Inc.*	962	230,303
Cadence Design Systems, Inc.*	1,230	341,780
Crowdstrike Holdings, Inc., Class A*	1,134	442,725
Datadog, Inc., Class A*	1,470	173,534
Fair Isaac Corp.*	107	114,227
Fortinet, Inc.*	2,855	233,311
Gen Digital, Inc.	2,535	47,734
Intuit, Inc.	1,259	544,366
Microsoft Corp.	33,573	12,427,717

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Oracle Corp.	7,598	$1,117,742
Palantir Technologies, Inc., Class A*	10,319	1,509,463
Palo Alto Networks, Inc.*	3,591	575,709
PTC, Inc.*	541	77,087
Roper Technologies, Inc.	486	171,976
Salesforce, Inc.	4,300	802,681
ServiceNow, Inc.*	4,686	489,921
Synopsys, Inc.*	839	332,647
Trimble, Inc.*	1,075	70,122
Tyler Technologies, Inc.*	194	66,422
Workday, Inc., Class A*	980	127,322

		20,843,207

Technology Hardware, Storage & Peripherals (2.3%)
Apple, Inc.	66,747	16,939,721
Dell Technologies, Inc., Class C	1,361	223,381
Hewlett Packard Enterprise Co.	5,960	141,907
HP, Inc.	4,222	81,105
NetApp, Inc.	902	92,356
Sandisk Corp.*	667	423,772
Seagate Technology Holdings plc	984	385,492
Super Micro Computer, Inc.(x)*	2,265	51,574
Western Digital Corp.	1,544	417,636

		18,756,944

Total Information Technology		82,742,836

Materials (0.6%)
Chemicals (0.3%)
Air Products and Chemicals, Inc.	1,005	291,943
Albemarle Corp.	532	95,510
CF Industries Holdings, Inc.	705	91,537
Corteva, Inc.	3,052	255,483
Dow, Inc.	3,211	133,738
DuPont de Nemours, Inc.	1,893	86,699
Ecolab, Inc.	1,151	306,189
International Flavors & Fragrances, Inc.	1,157	83,940
Linde plc	2,109	1,045,558
LyondellBasell Industries NV, Class A	1,163	93,691
Mosaic Co. (The)	1,434	36,567
PPG Industries, Inc.	1,014	108,376
Sherwin-Williams Co. (The)	1,041	333,693

		2,962,924

Construction Materials (0.1%)
CRH plc	3,028	318,303
Martin Marietta Materials, Inc.	272	160,121
Vulcan Materials Co.	597	162,563

		640,987

Containers & Packaging (0.1%)
Amcor plc	2,085	82,879
Avery Dennison Corp.	349	60,265
Ball Corp.	1,211	71,582
International Paper Co.	2,385	85,145
Packaging Corp. of America	404	85,737
Smurfit Westrock plc	2,359	94,006

		479,614

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	6,486	381,247
Newmont Corp.	4,929	533,564
Nucor Corp.	1,034	174,850
Steel Dynamics, Inc.	620	111,600

		1,201,261

Total Materials		5,284,786

Real Estate (0.6%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	703	32,633
Healthpeak Properties, Inc. (REIT)	3,139	51,574
Ventas, Inc. (REIT)	2,122	173,537
Welltower, Inc. (REIT)	3,100	612,901

		870,645

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	2,889	55,353

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	4,196	554,627

Office REITs (0.0%)†
BXP, Inc. (REIT)	666	34,566

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	1,324	179,349
CoStar Group, Inc.*	1,914	77,211

		256,560

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	639	104,381
Camden Property Trust (REIT)	481	46,974
Equity Residential (REIT)	1,564	92,511
Essex Property Trust, Inc. (REIT)	291	70,422
Invitation Homes, Inc. (REIT)	2,548	63,318
Mid-America Apartment Communities, Inc. (REIT)	529	64,601
UDR, Inc. (REIT)	1,358	45,873

		488,080

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	355	37,704
Kimco Realty Corp. (REIT)	3,059	68,736
Realty Income Corp. (REIT)	4,155	254,203
Regency Centers Corp. (REIT)	744	56,291
Simon Property Group, Inc. (REIT)	1,475	275,132

		692,066

Specialized REITs (0.2%)
American Tower Corp. (REIT)	2,115	365,007
Crown Castle, Inc. (REIT)	1,967	159,937
Digital Realty Trust, Inc. (REIT)	1,459	262,926
Equinix, Inc. (REIT)	444	435,227
Extra Space Storage, Inc. (REIT)	959	125,754
Iron Mountain, Inc. (REIT)	1,335	136,357
Public Storage (REIT)	713	193,137
SBA Communications Corp. (REIT)	481	82,785
VICI Properties, Inc. (REIT), Class A	4,828	131,901
Weyerhaeuser Co. (REIT)	3,256	79,544

		1,972,575

Total Real Estate		4,924,472

Utilities (0.8%)
Electric Utilities (0.5%)
Alliant Energy Corp.	1,161	83,313
American Electric Power Co., Inc.	2,418	316,951
Constellation Energy Corp.	1,411	394,022
Duke Energy Corp.	3,513	459,992
Edison International	1,738	127,187
Entergy Corp.	2,017	226,630
Evergy, Inc.	1,040	85,197
Eversource Energy	1,695	117,430
Exelon Corp.	4,564	223,727
FirstEnergy Corp.	2,348	118,950

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
NextEra Energy, Inc.	9,407	$873,722
NRG Energy, Inc.	866	126,557
PG&E Corp.	9,928	174,435
Pinnacle West Capital Corp.	541	54,506
PPL Corp.	3,341	127,626
Southern Co. (The)	4,974	480,091
Xcel Energy, Inc.	2,672	212,264

		4,202,600

Gas Utilities (0.0%)†
Atmos Energy Corp.	725	133,922

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	3,217	45,327
Vistra Corp.	1,439	216,325

		261,652

Multi-Utilities (0.2%)
Ameren Corp.	1,222	134,322
CenterPoint Energy, Inc.	2,949	127,279
CMS Energy Corp.	1,375	106,673
Consolidated Edison, Inc.	1,630	184,484
Dominion Energy, Inc.	3,857	238,440
DTE Energy Co.	938	137,154
NiSource, Inc.	2,156	100,599
Public Service Enterprise Group, Inc.	2,255	182,542
Sempra	2,948	286,457
WEC Energy Group, Inc.	1,469	170,066

		1,668,016

Water Utilities (0.0%)†
American Water Works Co., Inc.	881	119,895

Total Utilities		6,386,085

Total Common Stocks (30.1%) (Cost $116,038,002)		250,901,948

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (41.0%)
U.S. Treasury Notes
4.375%, 5/15/34	$338,630,000	342,403,930

Total Long-Term Debt Securities (41.0%) (Cost $348,669,446)		342,403,930

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)†
Consumer Staples Distribution & Retail (0.0%)†
Walgreens Boots Alliance, Inc., CVR(r)*	3,179	1,264

Total Consumer Staples		1,264

Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR*	274	438

Total Health Care		438

Total Rights (0.0%)† (Cost $1,543)		1,702

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (22.3%)
Goldman Sachs Financial Square Funds - Government Fund 3.56% (7 day yield) ‡	42,527,658	42,527,658
Goldman Sachs Financial Square Funds - Treasury Obligations Fund 3.55% (7 day yield) ‡	41,660,547	41,660,547
Goldman Sachs Financial Square Funds - Treasury Solutions Fund 3.54% (7 day yield) ‡	41,225,791	41,225,791
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	325,734	325,734
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	59,913,407	59,919,398

Total Investment Companies		185,659,128

Total Short-Term Investments (22.3%) (Cost $185,659,123)		185,659,128

Total Investments in Securities (93.4%) (Cost $650,368,114)		778,966,708
Other Assets Less Liabilities (6.6%)		55,192,232

Net Assets (100%)		$834,158,940

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $535,073. This was collateralized by $197,028 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.625%, maturing 4/15/26 – 2/15/55 and by cash of $325,734 which was subsequently invested in investment companies.

Glossary:

CVR — Contingent Value Right

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Money Market Funds
Goldman Sachs Financial Square Funds - Government Fund 3.56% (7 day yield)	42,527,658	42,527,658	—	—	—	—	42,527,658	371,775	—
Goldman Sachs Financial Square Funds - Treasury Obligations Fund 3.55% (7 day yield)	41,660,547	41,660,547	—	—	—	—	41,660,547	363,803	—
Goldman Sachs Financial Square Funds - Treasury Solutions Fund 3.54% (7 day yield)	41,225,791	41,225,791	—	—	—	—	41,225,791	315,750	—

Total		125,413,996	—	—	—	—	125,413,996	1,051,328	—

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	987	6/2026	EUR	62,688,276	(1,973,664)
FTSE 100 Index	304	6/2026	GBP	41,038,165	(877,864)
Russell 2000 E-Mini Index	339	6/2026	USD	42,581,790	256,468
S&P Midcap 400 E-Mini Index	187	6/2026	USD	63,514,550	572,906
TOPIX Index	178	6/2026	JPY	39,300,085	(1,565,034)

					(3,587,188)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$25,911,035	$—	$—	$25,911,035
Consumer Discretionary	24,908,498	—	—	24,908,498
Consumer Staples	13,317,467	—	—	13,317,467
Energy	10,191,691	—	—	10,191,691
Financials	30,835,011	—	—	30,835,011
Health Care	23,974,868	—	—	23,974,868
Industrials	22,425,199	—	—	22,425,199
Information Technology	82,742,836	—	—	82,742,836
Materials	5,284,786	—	—	5,284,786
Real Estate	4,924,472	—	—	4,924,472
Utilities	6,386,085	—	—	6,386,085
Futures	829,374	—	—	829,374
Rights
Consumer Staples	—	—	1,264	1,264
Health Care	—	438	—	438
Short-Term Investments
Investment Companies	185,659,128	—	—	185,659,128
U.S. Treasury Obligations	—	342,403,930	—	342,403,930

Total Assets	$437,390,450	$342,404,368	$1,264	$779,796,082

Liabilities:
Futures	$(4,416,562)	$—	$—	$(4,416,562)

Total Liabilities	$(4,416,562)	$—	$—	$(4,416,562)

Total	$432,973,888	$342,404,368	$1,264	$775,379,520

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$142,751,419
Aggregate gross unrealized depreciation	(18,485,887)

Net unrealized appreciation	$124,265,532

Federal income tax cost of investments in securities and derivative instruments, if applicable	$651,113,988

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (98.2%)
Communication Services (6.0%)
Diversified Telecommunication Services (2.6%)
AT&T, Inc.
2.750%, 6/1/31	$160,000	$146,222
2.250%, 2/1/32	2,783,000	2,430,752
2.550%, 12/1/33(x)	14,800,000	12,527,891
4.900%, 11/1/35	3,940,000	3,826,239
Comcast Corp.
4.800%, 5/15/33	4,670,000	4,639,462
4.200%, 8/15/34	2,430,000	2,284,091
Sprint Capital Corp.
8.750%, 3/15/32	720,000	855,406
TELUS Corp.
3.400%, 5/13/32	2,287,000	2,083,344
Verizon Communications, Inc.
5.050%, 5/9/33	980,000	991,377
4.500%, 8/10/33	2,610,000	2,532,050
4.272%, 1/15/36	4,110,000	3,788,567

		36,105,401

Entertainment (0.5%)
Netflix, Inc.
4.900%, 8/15/34	7,680,000	7,731,624

Interactive Media & Services (0.3%)
Alphabet, Inc.
4.500%, 5/15/35(x)	3,920,000	3,845,383
Meta Platforms, Inc.
3.850%, 8/15/32	370,000	352,906

		4,198,289

Media (1.5%)
Charter Communications Operating LLC
4.400%, 4/1/33	80,000	74,512
6.650%, 2/1/34	7,120,000	7,416,619
Fox Corp.
6.500%, 10/13/33	3,960,000	4,242,018
Paramount Global
5.500%, 5/15/33	1,080,000	937,856
Time Warner Cable Enterprises LLC
8.375%, 7/15/33	7,380,000	8,336,079

		21,007,084

Wireless Telecommunication Services (1.1%)
Rogers Communications, Inc.
5.300%, 2/15/34	4,200,000	4,184,679
T-Mobile USA, Inc.
2.250%, 11/15/31(x)	1,558,000	1,366,118
2.700%, 3/15/32	163,000	144,722
5.050%, 7/15/33	1,880,000	1,887,806
5.150%, 4/15/34	80,000	80,466
4.700%, 1/15/35	3,950,000	3,814,763
4.950%, 11/15/35	3,840,000	3,762,290

		15,240,844

Total Communication Services		84,283,242

Consumer Discretionary (4.1%)
Automobile Components (0.5%)
Aptiv Swiss Holdings Ltd.
3.250%, 3/1/32(x)	1,978,000	1,859,303
Magna International, Inc.
5.500%, 3/21/33	630,000	646,054
5.875%, 6/1/35	3,810,000	3,936,918

		6,442,275

Automobiles (0.7%)
Ford Motor Co.
3.250%, 2/12/32	1,610,000	1,399,686
6.100%, 8/19/32	780,000	784,469
General Motors Co.
5.600%, 10/15/32	520,000	532,044
5.000%, 4/1/35	8,180,000	7,826,125

		10,542,324

Broadline Retail (0.9%)
Alibaba Group Holding Ltd.
4.500%, 11/28/34	8,400,000	8,212,260
Amazon.com, Inc.
4.800%, 12/5/34(x)	3,810,000	3,840,076

		12,052,336

Distributors (0.0%)†
LKQ Corp.
6.250%, 6/15/33(x)	300,000	309,087

Hotels, Restaurants & Leisure (1.0%)
Marriott International, Inc.
5.300%, 5/15/34	4,100,000	4,131,717
Series GG
3.500%, 10/15/32	2,830,000	2,593,726
Series II
2.750%, 10/15/33	820,000	707,203
McDonald’s Corp.
4.700%, 12/9/35	7,590,000	7,422,571

		14,855,217

Household Durables (0.2%)
PulteGroup, Inc.
7.875%, 6/15/32	90,000	103,014
6.000%, 2/15/35	2,630,000	2,745,724

		2,848,738

Specialty Retail (0.8%)
AutoZone, Inc.
4.750%, 8/1/32	410,000	406,154
5.200%, 8/1/33	2,150,000	2,166,556
6.550%, 11/1/33	5,410,000	5,881,932
Dick’s Sporting Goods, Inc.
3.150%, 1/15/32	850,000	772,170
Home Depot, Inc. (The)
4.500%, 9/15/32	860,000	857,934
Tractor Supply Co.
5.250%, 5/15/33	840,000	850,673

		10,935,419

Total Consumer Discretionary		57,985,396

Consumer Staples (5.2%)
Beverages (0.0%)†
PepsiCo, Inc.
4.450%, 2/15/33	130,000	130,001

Consumer Staples Distribution & Retail (0.5%)
Dollar General Corp.
5.450%, 7/5/33(x)	6,840,000	6,907,618
Dollar Tree, Inc.
2.650%, 12/1/31	700,000	620,845

		7,528,463

Food Products (1.9%)
Archer-Daniels-Midland Co.
4.500%, 8/15/33	5,630,000	5,546,811

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Hershey Co. (The)
5.100%, 2/24/35	$4,030,000	$4,106,463
Kraft Heinz Foods Co.
5.000%, 7/15/35	3,810,000	3,691,674
Mondelez International, Inc.
4.750%, 8/28/34	3,160,000	3,083,110
Pilgrim’s Pride Corp.
3.500%, 3/1/32	1,210,000	1,095,486
6.250%, 7/1/33(x)	380,000	397,773
6.875%, 5/15/34	3,790,000	4,085,430
Unilever Capital Corp.
4.625%, 8/12/34	4,200,000	4,141,384

		26,148,131

Household Products (0.2%)
Procter & Gamble Co. (The)
4.050%, 1/26/33	80,000	78,597
4.550%, 1/29/34	2,589,000	2,587,005

		2,665,602

Personal Care Products (0.3%)
Estee Lauder Cos., Inc. (The)
4.650%, 5/15/33	4,230,000	4,159,610
Haleon US Capital LLC
3.625%, 3/24/32	500,000	469,195

		4,628,805

Tobacco (2.3%)
Altria Group, Inc.
2.450%, 2/4/32	7,860,000	6,875,545
6.875%, 11/1/33	4,090,000	4,527,247
BAT Capital Corp.
6.421%, 8/2/33	280,000	303,683
6.000%, 2/20/34	8,241,000	8,700,466
Philip Morris International, Inc.
5.750%, 11/17/32	4,210,000	4,419,722
5.375%, 2/15/33	2,770,000	2,843,167
5.625%, 9/7/33	870,000	906,811
5.250%, 2/13/34	4,230,000	4,304,583

		32,881,224

Total Consumer Staples		73,982,226

Energy (9.1%)
Oil, Gas & Consumable Fuels (9.1%)
APA Corp.
6.100%, 2/15/35	470,000	482,049
Boardwalk Pipelines LP
3.600%, 9/1/32	840,000	772,923
BP Capital Markets America, Inc.
4.812%, 2/13/33	4,440,000	4,461,594
4.893%, 9/11/33	1,930,000	1,933,719
4.989%, 4/10/34	4,200,000	4,217,291
5.227%, 11/17/34	12,530,000	12,766,440
Cheniere Energy Partners LP
5.950%, 6/30/33	9,230,000	9,656,765
Devon Energy Corp.
5.200%, 9/15/34(x)	4,390,000	4,403,911
Enbridge, Inc.
5.700%, 3/8/33	132,000	136,647
Energy Transfer LP
6.550%, 12/1/33	4,220,000	4,562,379
EQT Corp.
5.750%, 2/1/34	3,740,000	3,841,776
Expand Energy Corp.
4.750%, 2/1/32	30,110,000	29,334,746
Hess Corp.
7.125%, 3/15/33	70,000	79,886
HF Sinclair Corp.
6.250%, 1/15/35	760,000	783,829
Kinder Morgan Energy Partners LP
7.300%, 8/15/33	2,234,000	2,528,435
Kinder Morgan, Inc.
5.400%, 2/1/34	2,506,000	2,560,809
ONEOK, Inc.
6.100%, 11/15/32	2,780,000	2,927,625
6.050%, 9/1/33	1,060,000	1,106,561
6.000%, 6/15/35	3,790,000	3,928,132
Ovintiv, Inc.
6.250%, 7/15/33	1,670,000	1,758,118
Shell Finance US, Inc.
4.125%, 5/11/35	22,962,000	21,748,304
South Bow USA Infrastructure Holdings LLC
5.584%, 10/1/34	100,000	99,101
Targa Resources Corp.
4.200%, 2/1/33	550,000	520,522
5.500%, 2/15/35	4,070,000	4,095,766
Targa Resources Partners LP
4.000%, 1/15/32	6,320,000	5,992,671
TotalEnergies Capital SA
5.150%, 4/5/34	4,200,000	4,279,655

Total Energy		128,979,654

Financials (31.2%)
Banks (13.4%)
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34(k)	7,600,000	8,554,022
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.225%, 11/22/32(k)	1,400,000	1,254,053
6.921%, 8/8/33	2,400,000	2,581,384
6.938%, 11/7/33	2,000,000	2,237,224
6.350%, 3/14/34	4,000,000	4,190,542
5.127%, 11/6/35	3,800,000	3,705,002
Bank of America Corp.
(SOFR + 1.53%), 1.898%, 7/23/31(k)	580,000	515,246
(SOFR + 1.32%), 2.687%, 4/22/32(k)	930,000	842,548
(SOFR + 1.21%), 2.572%, 10/20/32(k)	551,000	490,172
(SOFR + 1.33%), 2.972%, 2/4/33(k)	130,000	117,691
(SOFR + 1.83%), 4.571%, 4/27/33(k)	3,560,000	3,495,790
(SOFR + 2.16%), 5.015%, 7/22/33(k)	4,750,000	4,772,847

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.91%), 5.425%, 8/15/35(k)	$3,860,000	$3,848,447
Bank of Nova Scotia (The)
2.150%, 8/1/31	910,000	800,715
2.450%, 2/2/32	786,000	693,549
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.00%), 5.746%, 8/9/33(k)	4,400,000	4,508,439
(SOFR + 3.57%), 7.119%, 6/27/34(k)	4,000,000	4,352,362
Canadian Imperial Bank of Commerce
3.600%, 4/7/32	151,000	141,230
Citigroup, Inc.
(SOFR + 2.11%), 2.572%, 6/3/31(k)	920,000	840,961
(SOFR + 1.18%), 2.520%, 11/3/32(k)	310,000	273,149
5.875%, 2/22/33	2,770,000	2,897,769
(SOFR + 2.09%), 4.910%, 5/24/33(k)	5,560,000	5,530,012
6.000%, 10/31/33	4,060,000	4,251,048
(SOFR + 2.34%), 6.270%, 11/17/33(k)	3,390,000	3,627,827
(SOFR + 2.66%), 6.174%, 5/25/34(k)	4,130,000	4,260,969
Fifth Third Bancorp
(SOFR + 1.24%), 5.141%, 1/29/37(k)	3,910,000	3,795,692
HSBC Holdings plc
(SOFR + 1.95%), 2.357%, 8/18/31(k)	1,200,000	1,079,965
(SOFR + 1.41%), 2.871%, 11/22/32(k)	1,801,000	1,609,627
(SOFR + 2.53%), 4.762%, 3/29/33(k)	1,200,000	1,167,032
(SOFR + 4.25%), 8.113%, 11/3/33(k)	2,600,000	2,966,167
(SOFR + 3.02%), 7.399%, 11/13/34(k)	200,000	220,675
ING Groep NV
(SOFR + 2.07%), 4.252%, 3/28/33(k)	4,400,000	4,227,358
JPMorgan Chase & Co.
(SOFR + 1.18%), 2.545%, 11/8/32(k)(x)	700,000	621,865
(SOFR + 1.26%), 2.963%, 1/25/33(k)	240,000	216,893
(SOFR + 1.80%), 4.586%, 4/26/33(k)	1,970,000	1,943,266
(SOFR + 2.08%), 4.912%, 7/25/33(k)	940,000	939,842
(SOFR + 2.58%), 5.717%, 9/14/33(k)	3,320,000	3,425,112
Keybank National Association
5.000%, 1/26/33	19,500,000	19,212,242
KeyCorp
(United States SOFR Compounded Index + 2.06%), 4.789%, 6/1/33(k)	550,000	536,667
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.75%), 7.953%, 11/15/33(k)	2,000,000	2,276,292
M&T Bank Corp.
(SOFR + 1.85%), 5.053%, 1/27/34(k)	4,400,000	4,338,500
Mizuho Financial Group, Inc.
2.564%, 9/13/31	1,400,000	1,231,788
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.87%), 2.172%, 5/22/32(k)	860,000	752,972
PNC Financial Services Group, Inc. (The)
(United States SOFR Compounded Index + 1.85%), 4.626%, 6/6/33(k)	280,000	271,686
(United States SOFR Compounded Index + 2.14%), 6.037%, 10/28/33(k)	4,540,000	4,797,387
Royal Bank of Canada
2.300%, 11/3/31(x)	1,106,000	983,222
5.150%, 2/1/34	5,600,000	5,712,055
Santander Holdings USA, Inc.
(SOFR + 3.28%), 7.660%, 11/9/31(k)	1,100,000	1,209,459
Sumitomo Mitsui Financial Group, Inc.
2.222%, 9/17/31	200,000	174,842
5.632%, 1/15/35	7,600,000	7,839,964
Toronto-Dominion Bank (The)
2.000%, 9/10/31	1,311,000	1,153,003
2.450%, 1/12/32	1,696,000	1,497,367
4.928%, 10/15/35	7,730,000	7,590,919
US Bancorp
(SOFR + 1.02%), 2.677%, 1/27/33(k)	2,970,000	2,634,415
(SOFR + 2.11%), 4.967%, 7/22/33(k)	3,820,000	3,772,183
(SOFR + 2.09%), 5.850%, 10/21/33(k)	1,480,000	1,555,134
(SOFR + 1.86%), 5.678%, 1/23/35(k)	3,770,000	3,891,936
Wells Fargo & Co.
(SOFR + 2.10%), 4.897%, 7/25/33(k)	7,270,000	7,208,803
(SOFR + 2.02%), 5.389%, 4/24/34(k)	4,840,000	4,911,106
5.375%, 2/7/35	7,720,000	7,908,379
(SOFR + 1.38%), 5.211%, 12/3/35(k)	3,670,000	3,651,214
Zions Bancorp NA
(SOFR + 2.83%), 6.816%, 11/19/35(k)	3,750,000	3,838,722

		189,946,749

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Capital Markets (8.2%)
Apollo Debt Solutions BDC
6.700%, 7/29/31	$9,890,000	$10,025,268
Ares Capital Corp.
3.200%, 11/15/31	8,840,000	7,648,917
5.800%, 3/8/32(x)	7,730,000	7,611,414
Bank of New York Mellon Corp. (The)
1.800%, 7/28/31	190,000	165,754
2.500%, 1/26/32	760,000	680,430
(SOFR + 1.42%), 4.289%, 6/13/33(k)	40,000	38,845
(SOFR + 1.42%), 5.188%, 3/14/35(k)	11,430,000	11,569,417
BlackRock Funding, Inc.
5.000%, 3/14/34	4,256,000	4,316,133
Blackstone Reg Finance Co. LLC
5.000%, 12/6/34	4,250,000	4,150,626
4.950%, 2/15/36	3,950,000	3,783,337
Blue Owl Finance LLC
6.250%, 4/18/34(x)	3,700,000	3,555,627
Brookfield Capital Finance LLC
6.087%, 6/14/33	3,230,000	3,364,914
Brookfield Finance, Inc.
6.350%, 1/5/34	3,830,000	4,059,618
Charles Schwab Corp. (The)
1.950%, 12/1/31	1,820,000	1,580,679
2.900%, 3/3/32	3,610,000	3,268,138
Deutsche Bank AG
(SOFR + 5.44%), 5.882%, 7/8/31(k)	400,000	406,691
(SOFR + 2.26%), 3.742%, 1/7/33(k)	5,600,000	5,071,553
(SOFR + 3.65%), 7.079%, 2/10/34(k)	200,000	213,150
Goldman Sachs Group, Inc. (The)
(SOFR + 1.09%), 1.992%, 1/27/32(k)	340,000	297,427
(SOFR + 1.41%), 3.102%, 2/24/33(k)	640,000	577,085
Intercontinental Exchange, Inc.
4.600%, 3/15/33	1,410,000	1,393,541
Jefferies Financial Group, Inc.
6.200%, 4/14/34	3,940,000	4,009,117
5.500%, 2/15/36	3,950,000	3,775,886
LPL Holdings, Inc.
6.000%, 5/20/34	3,180,000	3,232,005
Moody’s Corp.
4.250%, 8/8/32	4,630,000	4,493,786
Morgan Stanley
(SOFR + 1.03%), 1.794%, 2/13/32(k)	160,000	138,427
(SOFR + 1.02%), 1.928%, 4/28/32(k)	320,000	276,588
(SOFR + 1.29%), 2.943%, 1/21/33(k)	50,000	44,912
(SOFR + 2.08%), 4.889%, 7/20/33(k)	8,980,000	8,905,865
(SOFR + 2.56%), 6.342%, 10/18/33(k)	1,620,000	1,728,114
Nomura Holdings, Inc.
2.999%, 1/22/32	10,600,000	9,530,296
6.087%, 7/12/33	400,000	420,028
S&P Global, Inc.
5.250%, 9/15/33	4,970,000	5,108,388
State Street Corp.
(SOFR + 1.00%), 2.623%, 2/7/33(k)	1,210,000	1,075,100

		116,517,076

Consumer Finance (4.1%)
AerCap Ireland Capital DAC
3.300%, 1/30/32	1,800,000	1,632,184
3.400%, 10/29/33	9,900,000	8,760,135
Ally Financial, Inc.
8.000%, 11/1/31	530,000	585,615
American Express Co.
(SOFR + 1.76%), 4.420%, 8/3/33(k)	1,000,000	973,376
American Honda Finance Corp.
5.100%, 1/8/36	3,930,000	3,790,835
Capital One Financial Corp.
(SOFR + 3.07%), 7.624%, 10/30/31(k)	600,000	660,580
(SOFR + 1.34%), 2.359%, 7/29/32(k)	10,100,000	8,692,604
6.700%, 11/29/32	7,300,000	7,929,456
Ford Motor Credit Co. LLC
6.054%, 11/5/31	200,000	200,462
7.122%, 11/7/33	400,000	419,680
6.125%, 3/8/34	400,000	394,864
6.500%, 2/7/35(x)	3,600,000	3,632,400
General Motors Financial Co., Inc.
3.100%, 1/12/32	2,540,000	2,276,138
6.400%, 1/9/33	2,550,000	2,693,854
6.100%, 1/7/34	5,380,000	5,573,366
5.950%, 4/4/34	1,540,000	1,579,105
6.150%, 7/15/35	3,800,000	3,927,743
Toyota Motor Credit Corp.
4.800%, 1/5/34	4,293,000	4,260,057

		57,982,454

Financial Services (0.8%)
Global Payments, Inc.
5.400%, 8/15/32	860,000	852,710
HA Sustainable Infrastructure Capital, Inc.
6.375%, 7/1/34	3,690,000	3,694,612
Jackson Financial, Inc.
3.125%, 11/23/31	7,200,000	6,401,123
National Rural Utilities Cooperative Finance Corp.
1.650%, 6/15/31	269,000	231,575
Voya Financial, Inc.
5.000%, 9/20/34(x)	400,000	387,673

		11,567,693

Insurance (4.7%)
American International Group, Inc.
5.125%, 3/27/33(x)	4,230,000	4,267,612
Aon Corp.
5.350%, 2/28/33	4,020,000	4,117,408

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Aon North America, Inc.
5.450%, 3/1/34	$4,208,000	$4,296,575
Athene Holding Ltd.
6.650%, 2/1/33	3,600,000	3,731,770
5.875%, 1/15/34	1,170,000	1,158,092
Brown & Brown, Inc.
5.550%, 6/23/35	3,890,000	3,881,261
Chubb INA Holdings LLC
5.000%, 3/15/34	3,540,000	3,556,050
CNO Financial Group, Inc.
6.450%, 6/15/34(x)	7,930,000	8,163,422
Fairfax Financial Holdings Ltd.
5.625%, 8/16/32	4,890,000	4,997,046
Loews Corp.
6.000%, 2/1/35	3,770,000	3,978,673
Manulife Financial Corp.
4.986%, 12/11/35	3,920,000	3,824,991
Marsh & McLennan Cos., Inc.
5.000%, 3/15/35	7,700,000	7,667,636
Progressive Corp. (The)
4.950%, 6/15/33	2,250,000	2,277,812
Willis North America, Inc.
5.350%, 5/15/33	9,690,000	9,790,339

		65,708,687

Total Financials		441,722,659

Health Care (9.7%)
Biotechnology (1.3%)
AbbVie, Inc.
4.500%, 5/14/35	3,980,000	3,831,660
Amgen, Inc.
2.000%, 1/15/32	680,000	587,730
3.350%, 2/22/32	690,000	640,400
5.250%, 3/2/33	5,220,000	5,355,053
Gilead Sciences, Inc.
4.600%, 9/1/35	7,790,000	7,598,465

		18,013,308

Health Care Equipment & Supplies (0.6%)
Baxter International, Inc.
2.539%, 2/1/32	6,270,000	5,257,074
Becton Dickinson & Co.
4.298%, 8/22/32	440,000	425,993
GE HealthCare Technologies, Inc.
5.905%, 11/22/32	2,100,000	2,211,990
Medtronic Global Holdings SCA
4.500%, 3/30/33	138,000	136,136
Zimmer Biomet Holdings, Inc.
2.600%, 11/24/31	590,000	526,355

		8,557,548

Health Care Providers & Services (4.1%)
Centene Corp.
2.625%, 8/1/31	13,920,000	11,627,237
Cigna Group (The)
5.250%, 2/15/34	4,180,000	4,229,954
CVS Health Corp.
2.125%, 9/15/31	780,000	676,000
5.250%, 2/21/33	1,640,000	1,657,115
5.300%, 6/1/33	2,480,000	2,494,183
4.875%, 7/20/35	8,020,000	7,720,018
Elevance Health, Inc.
4.750%, 2/15/33	850,000	834,892
5.000%, 1/15/36(x)	3,900,000	3,827,418
HCA, Inc.
2.375%, 7/15/31	760,000	670,760
Humana, Inc.
2.150%, 2/3/32(x)	9,550,000	8,162,911
McKesson Corp.
5.250%, 5/30/35	3,790,000	3,848,981
UnitedHealth Group, Inc.
4.500%, 4/15/33	4,710,000	4,596,418
5.300%, 6/15/35(x)	3,890,000	3,953,882
4.625%, 7/15/35	4,060,000	3,918,725

		58,218,494

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc.
3.700%, 3/15/32	1,990,000	1,842,524
Thermo Fisher Scientific, Inc.
5.086%, 8/10/33	1,340,000	1,366,155

		3,208,679

Pharmaceuticals (3.5%)
Johnson & Johnson
4.900%, 6/1/31	390,000	402,986
4.950%, 5/15/33	4,580,000	4,752,501
4.375%, 12/5/33	9,330,000	9,338,610
4.950%, 6/1/34(x)	15,570,000	16,075,060
5.000%, 3/1/35(x)	7,650,000	7,869,217
Merck & Co., Inc.
2.150%, 12/10/31	680,000	601,761
4.500%, 5/17/33	2,270,000	2,259,903
Novartis Capital Corp.
4.600%, 11/5/35	3,870,000	3,781,099
Pfizer Investment Enterprises Pte. Ltd.
4.750%, 5/19/33	3,490,000	3,477,619

		48,558,756

Total Health Care		136,556,785

Industrials (7.1%)
Aerospace & Defense (3.6%)
Boeing Co. (The)
6.125%, 2/15/33	4,260,000	4,518,014
3.600%, 5/1/34	9,990,000	8,909,691
3.250%, 2/1/35	9,350,000	8,006,006
General Electric Co.
4.900%, 1/29/36	3,840,000	3,834,110
Lockheed Martin Corp.
3.600%, 3/1/35(x)	12,790,000	11,639,574
Northrop Grumman Corp.
4.700%, 3/15/33	4,760,000	4,753,111
RTX Corp.
2.375%, 3/15/32	1,340,000	1,178,297
5.150%, 2/27/33	4,010,000	4,086,219
Textron, Inc.
6.100%, 11/15/33	3,940,000	4,155,087

		51,080,109

Air Freight & Logistics (0.1%)
United Parcel Service, Inc.
4.875%, 3/3/33	1,550,000	1,578,977

Building Products (0.0%)†
Trane Technologies Financing Ltd.
5.250%, 3/3/33	133,000	136,438

Commercial Services & Supplies (0.6%)
Republic Services, Inc.
5.000%, 12/15/33	120,000	121,945
5.000%, 4/1/34	4,240,000	4,275,722

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Waste Connections, Inc.
4.200%, 1/15/33	$4,890,000	$4,724,441

		9,122,108

Electrical Equipment (0.3%)
Regal Rexnord Corp.
6.400%, 4/15/33	4,430,000	4,679,050

Ground Transportation (1.0%)
Canadian National Railway Co.
4.750%, 11/12/35	3,910,000	3,850,841
Norfolk Southern Corp.
3.000%, 3/15/32	157,000	142,867
Ryder System, Inc.
6.600%, 12/1/33	8,290,000	9,071,730
Union Pacific Corp.
2.800%, 2/14/32(x)	756,000	685,834

		13,751,272

Machinery (0.1%)
Flowserve Corp.
2.800%, 1/15/32	880,000	776,233

Professional Services (0.7%)
Broadridge Financial Solutions, Inc.
2.600%, 5/1/31	60,000	53,385
Concentrix Corp.
6.850%, 8/2/33(x)	4,860,000	4,488,038
Equifax, Inc.
2.350%, 9/15/31(x)	700,000	613,503
Jacobs Engineering Group, Inc.
5.900%, 3/1/33	4,080,000	4,210,737
Verisk Analytics, Inc.
5.750%, 4/1/33	90,000	92,799

		9,458,462

Trading Companies & Distributors (0.7%)
Air Lease Corp.
2.875%, 1/15/32	6,290,000	5,562,930
GATX Corp.
6.050%, 3/15/34	4,127,000	4,326,462

		9,889,392

Total Industrials		100,472,041

Information Technology (10.4%)
Communications Equipment (0.3%)
Cisco Systems, Inc.
5.050%, 2/26/34	4,132,000	4,189,239

Electronic Equipment, Instruments & Components (0.5%)
Allegion US Holding Co., Inc.
5.411%, 7/1/32	500,000	509,414
Amphenol Corp.
4.625%, 2/15/36	3,950,000	3,820,516
Flex Ltd.
5.250%, 1/15/32(x)	110,000	110,440
TD SYNNEX Corp.
6.100%, 4/12/34	3,290,000	3,392,964

		7,833,334

IT Services (1.4%)
Accenture Capital, Inc.
4.500%, 10/4/34	4,270,000	4,126,647
International Business Machines Corp.
2.720%, 2/9/32	600,000	537,126
4.750%, 2/6/33	600,000	596,193
Kyndryl Holdings, Inc.
3.150%, 10/15/31	4,050,000	3,376,364
6.350%, 2/20/34(x)	11,772,000	10,940,780

		19,577,110

Semiconductors & Semiconductor Equipment (2.3%)
Analog Devices, Inc.
2.100%, 10/1/31	163,000	143,301
Applied Materials, Inc.
5.100%, 10/1/35	3,720,000	3,770,332
Broadcom, Inc.
4.300%, 11/15/32	150,000	145,508
2.600%, 2/15/33	6,180,000	5,385,603
3.137%, 11/15/35§	4,460,000	3,792,001
4.800%, 2/15/36	3,920,000	3,811,756
Intel Corp.
4.150%, 8/5/32	143,000	136,333
5.200%, 2/10/33	1,995,000	2,002,818
KLA Corp.
4.650%, 7/15/32	136,000	136,332
Micron Technology, Inc.
5.875%, 2/9/33	456,000	479,962
NVIDIA Corp.
2.000%, 6/15/31	164,000	146,619
NXP BV
2.500%, 5/11/31	36,000	32,344
5.000%, 1/15/33	3,790,000	3,764,712
QUALCOMM, Inc.
1.650%, 5/20/32	670,000	567,347
4.650%, 5/20/35	7,610,000	7,460,373
Skyworks Solutions, Inc.
3.000%, 6/1/31	590,000	525,519
Texas Instruments, Inc.
3.650%, 8/16/32	145,000	137,665
4.900%, 3/14/33	132,000	133,939

		32,572,464

Software (5.2%)
Intuit, Inc.
5.200%, 9/15/33	990,000	1,006,915
Microsoft Corp.
3.500%, 2/12/35(x)	45,320,000	42,179,628
Oracle Corp.
6.250%, 11/9/32	12,210,000	12,496,718
4.900%, 2/6/33	570,000	537,873
3.900%, 5/15/35	6,160,000	5,192,406
5.500%, 8/3/35	3,930,000	3,747,777
5.200%, 9/26/35	4,100,000	3,815,535
5.700%, 2/4/36	3,960,000	3,811,859
VMware LLC
2.200%, 8/15/31	380,000	333,888

		73,122,599

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc.
1.700%, 8/5/31	70,000	61,597
4.300%, 5/10/33	6,050,000	6,042,790
Dell International LLC
5.100%, 2/15/36	3,900,000	3,814,584

		9,918,971

Total Information Technology		147,213,717

Materials (2.1%)
Chemicals (0.6%)
Albemarle Corp.
5.050%, 6/1/32	2,035,000	2,038,790
CF Industries, Inc.
5.150%, 3/15/34	4,331,000	4,295,205

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Eastman Chemical Co.
5.750%, 3/8/33	$660,000	$680,335
LYB International Finance III LLC
5.625%, 5/15/33	850,000	855,573
5.500%, 3/1/34	340,000	338,030

		8,207,933

Containers & Packaging (0.4%)
Berry Global, Inc.
5.650%, 1/15/34	3,335,000	3,413,223
Sonoco Products Co.
5.000%, 9/1/34(x)	810,000	791,005
WRKCo., Inc.
3.000%, 6/15/33	2,440,000	2,136,961

		6,341,189

Metals & Mining (1.1%)
ArcelorMittal SA
6.800%, 11/29/32(x)	2,490,000	2,748,911
BHP Billiton Finance USA Ltd.
4.900%, 2/28/33	735,000	736,289
5.250%, 9/8/33	1,400,000	1,427,797
Kinross Gold Corp.
6.250%, 7/15/33	1,210,000	1,288,532
Newmont Corp.
2.600%, 7/15/32(x)	475,000	428,626
5.350%, 3/15/34	4,230,000	4,337,705
Nucor Corp.
3.125%, 4/1/32	156,000	143,260
Rio Tinto Alcan, Inc.
6.125%, 12/15/33	3,830,000	4,097,165
Rio Tinto Finance USA plc
5.000%, 3/9/33	134,000	135,758
Yamana Gold, Inc.
2.630%, 8/15/31	121,000	107,037

		15,451,080

Total Materials		30,000,202

Real Estate (4.7%)
Diversified REITs (1.3%)
GLP Capital LP (REIT)
3.250%, 1/15/32	350,000	311,458
Safehold GL Holdings LLC (REIT)
5.650%, 1/15/35	14,040,000	14,211,080
Simon Property Group LP (REIT)
2.250%, 1/15/32(x)	430,000	375,076
5.125%, 10/1/35	3,810,000	3,808,864

		18,706,478

Health Care REITs (1.2%)
Alexandria Real Estate Equities, Inc. (REIT)
2.000%, 5/18/32	550,000	459,296
1.875%, 2/1/33	10,440,000	8,438,819
2.950%, 3/15/34(x)	4,630,000	3,891,001
4.750%, 4/15/35(x)	4,080,000	3,850,631
Omega Healthcare Investors, Inc. (REIT)
3.250%, 4/15/33(x)	550,000	483,793

		17,123,540

Office REITs (1.0%)
Boston Properties LP (REIT)
2.550%, 4/1/32(x)	2,370,000	2,028,682
2.450%, 10/1/33	5,570,000	4,495,770
Kilroy Realty LP (REIT)
2.500%, 11/15/32	4,976,000	4,044,332
2.650%, 11/15/33	3,148,000	2,493,820

		13,062,604

Residential REITs (0.8%)
ERP Operating LP (REIT)
4.650%, 9/15/34	3,990,000	3,868,087
Essex Portfolio LP (REIT)
4.875%, 2/15/36	3,940,000	3,771,792
UDR, Inc. (REIT)
2.100%, 8/1/32	2,681,000	2,265,504
2.100%, 6/15/33	2,011,000	1,651,042

		11,556,425

Retail REITs (0.1%)
Kimco Realty OP LLC (REIT)
2.250%, 12/1/31(x)	1,350,000	1,188,632
Realty Income Corp. (REIT)
1.800%, 3/15/33	640,000	526,949

		1,715,581

Specialized REITs (0.3%)
Crown Castle, Inc. (REIT)
5.100%, 5/1/33	500,000	492,618
Public Storage Operating Co. (REIT)
5.000%, 7/1/35	3,810,000	3,809,985

		4,302,603

Total Real Estate		66,467,231

Utilities (8.6%)
Electric Utilities (6.1%)
AEP Texas, Inc.
5.700%, 5/15/34	4,060,000	4,179,452
Alabama Power Co.
3.940%, 9/1/32(x)	2,620,000	2,508,890
Arizona Public Service Co.
2.200%, 12/15/31	510,000	442,556
DTE Electric Co.
5.200%, 3/1/34	4,235,000	4,328,212
Duke Energy Carolinas LLC
4.950%, 1/15/33	4,680,000	4,745,398
Duke Energy Indiana LLC
5.250%, 3/1/34	4,220,000	4,294,884
Edison International
5.250%, 3/15/32	4,410,000	4,356,064
Entergy Corp.
2.400%, 6/15/31	330,000	292,758
Entergy Louisiana LLC
2.350%, 6/15/32	6,010,000	5,253,333
Florida Power & Light Co.
5.100%, 4/1/33	700,000	712,873
4.800%, 5/15/33	3,060,000	3,061,850
5.300%, 6/15/34	4,030,000	4,131,786
NextEra Energy Capital Holdings, Inc.
2.440%, 1/15/32	930,000	820,354
Pacific Gas and Electric Co.
5.900%, 6/15/32	870,000	899,484
5.050%, 10/15/32	3,300,000	3,272,228
6.400%, 6/15/33	3,730,000	3,961,781
PacifiCorp
5.450%, 2/15/34	4,030,000	4,002,980

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
PPL Electric Utilities Corp.
4.850%, 2/15/34	$4,106,000	$4,084,816
Progress Energy, Inc.
7.000%, 10/30/31	90,000	98,745
Southern California Edison Co.
6.000%, 1/15/34	420,000	436,649
Southern Co. (The)
5.700%, 10/15/32	2,580,000	2,694,518
5.200%, 6/15/33	9,310,000	9,398,947
Southwestern Public Service Co.
5.300%, 5/15/35	3,810,000	3,823,094
Virginia Electric and Power Co.
2.300%, 11/15/31	460,000	406,561
Xcel Energy, Inc.
5.450%, 8/15/33	13,420,000	13,689,341

		85,897,554

Gas Utilities (1.1%)
ONE Gas, Inc.
4.250%, 9/1/32	1,280,000	1,241,263
Southern California Gas Co.
5.200%, 6/1/33	4,960,000	5,037,910
5.050%, 9/1/34	8,350,000	8,372,793
Southwest Gas Corp.
4.050%, 3/15/32	1,030,000	982,002

		15,633,968

Multi-Utilities (1.4%)
Ameren Illinois Co.
4.950%, 6/1/33	1,680,000	1,687,889
Berkshire Hathaway Energy Co.
1.650%, 5/15/31	330,000	285,014
National Grid plc
5.809%, 6/12/33	4,400,000	4,597,341
5.418%, 1/11/34	12,640,000	12,857,534
Public Service Enterprise Group, Inc.
2.450%, 11/15/31	260,000	230,635

		19,658,413

Total Utilities		121,189,935

Total Corporate Bonds		1,388,853,088

Total Long-Term Debt Securities (98.2%) (Cost $1,363,983,996)		1,388,853,088

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (6.9%)
Allspring Government Money Market Fund, Select Shares 3.60% (7 day yield) (xx)	58,000,000	58,000,000
BlackRock Liquidity FedFund, Institutional Shares 3.55% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.54% (7 day yield) (xx)	12,000,000	12,000,000
Goldman Sachs Financial Square Funds - Government Fund 3.56% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	7,318,667	7,318,667
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	7,632,377	7,633,139
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.57% (7 day yield) (xx)	5,000,000	5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 3.60% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		97,951,806

Total Short-Term Investments (6.9%) (Cost $97,953,453)		97,951,806

Total Investments in Securities (105.1%) (Cost $1,461,937,449)		1,486,804,894
Other Assets Less Liabilities (-5.1%)		(72,796,833)

Net Assets (100%)		$1,414,008,061

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, the market value of these securities amounted to $3,792,001 or 0.3% of net assets.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2026.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)	At March 31, 2026, the Portfolio had loaned securities with a total value of $88,812,555. This was collateralized by cash of $90,318,667 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$84,283,242	$—	$84,283,242
Consumer Discretionary	—	57,985,396	—	57,985,396
Consumer Staples	—	73,982,226	—	73,982,226
Energy	—	128,979,654	—	128,979,654
Financials	—	441,722,659	—	441,722,659
Health Care	—	136,556,785	—	136,556,785
Industrials	—	100,472,041	—	100,472,041
Information Technology	—	147,213,717	—	147,213,717
Materials	—	30,000,202	—	30,000,202
Real Estate	—	66,467,231	—	66,467,231
Utilities	—	121,189,935	—	121,189,935
Short-Term Investments
Investment Companies	97,951,806	—	—	97,951,806

Total Assets	$97,951,806	$1,388,853,088	$—	$1,486,804,894

Total	$97,951,806	$1,388,853,088	$—	$1,486,804,894

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,689,518
Aggregate gross unrealized depreciation	(9,429,629)

Net unrealized appreciation	$24,259,889

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,462,545,005

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.2%)
Financials (0.2%)
Financial Services (0.2%)
Private Export Funding Corp.
4.500%, 2/7/27§	$10,000,000	$10,014,954

Total Financials		10,014,954

Total Corporate Bond		10,014,954

U.S. Government Agency Securities (51.1%)
FFCB
4.375%, 6/23/26	32,000,000	32,043,734
4.750%, 5/6/27	15,000,000	15,158,680
4.500%, 5/20/27	15,000,000	15,117,825
3.970%, 8/26/27	5,000,000	4,987,207
3.625%, 8/27/27	5,000,000	4,985,099
3.500%, 11/10/27	28,000,000	27,832,244
3.500%, 12/9/27	15,000,000	14,907,806
3.375%, 1/7/28	10,000,000	9,910,389
4.250%, 1/14/28	15,000,000	15,103,843
3.500%, 1/21/28	15,800,000	15,700,507
4.250%, 1/28/28	10,000,000	10,067,357
4.250%, 2/24/28	15,000,000	15,099,586
3.570%, 3/2/28	10,250,000	10,184,525
3.875%, 3/27/28	15,250,000	15,255,054
4.420%, 6/16/28	5,000,000	4,995,631
3.740%, 7/13/28	10,000,000	9,942,007
4.070%, 8/21/28	5,000,000	4,985,989
4.500%, 8/28/28	10,000,000	10,140,213
3.840%, 10/16/28	10,000,000	9,949,250
3.375%, 10/24/28	18,000,000	17,778,386
3.730%, 11/3/28	5,000,000	4,965,573
3.970%, 11/28/28	10,000,000	9,964,668
1.040%, 1/25/29	15,000,000	13,857,950
3.980%, 2/5/29	5,000,000	4,975,295
4.125%, 3/20/29	15,000,000	15,086,952
3.875%, 3/27/29	15,000,000	14,989,826
4.000%, 4/1/30	15,000,000	15,029,605
1.230%, 7/29/30	5,000,000	4,425,089
1.240%, 9/3/30	10,000,000	8,889,616
4.120%, 10/21/30	10,250,000	10,179,243
1.380%, 1/14/31	30,000,000	26,531,349
1.990%, 3/17/31	10,000,000	9,081,701
4.450%, 8/27/32	15,000,000	14,877,033
4.890%, 9/12/33	15,000,000	14,981,358
4.470%, 2/23/34	15,000,000	14,888,051
4.940%, 3/24/34	10,500,000	10,441,519
4.990%, 4/23/35	10,000,000	9,987,374
4.970%, 9/17/35	10,000,000	9,917,262
5.000%, 10/29/35	10,000,000	9,940,409
FHLB
4.625%, 11/17/26	25,000,000	25,128,503
4.125%, 1/15/27	22,245,000	22,303,193
4.750%, 4/9/27(x)	47,460,000	47,946,261
3.875%, 6/4/27	20,465,000	20,484,178
3.500%, 9/9/27	53,900,000	53,623,822
4.125%, 9/10/27	20,000,000	20,077,980
3.500%, 10/4/27	53,860,000	53,576,082
3.800%, 2/11/28	10,000,000	9,962,762
1.100%, 2/25/28	15,000,000	14,243,565
3.500%, 3/3/28	29,830,000	29,623,469
3.875%, 3/10/28	10,000,000	9,974,226
4.500%, 3/10/28	6,200,000	6,269,961
3.250%, 6/9/28	25,000,000	24,688,747
4.000%, 6/9/28	10,000,000	10,025,566
4.000%, 6/30/28	12,500,000	12,538,665
1.000%, 8/16/28	5,000,000	4,674,167
3.250%, 11/16/28	155,335,000	153,106,051
4.125%, 9/14/29	15,000,000	15,109,153
2.125%, 12/14/29	3,195,000	3,003,854
4.375%, 3/8/30	2,500,000	2,541,654
4.125%, 6/14/30	5,000,000	5,036,640
4.500%, 9/13/30	10,000,000	10,229,595
4.750%, 3/10/34	10,000,000	10,263,289
FHLMC
3.900%, 12/3/27	5,000,000	4,988,436
3.700%, 1/7/28	10,000,000	9,952,447
3.750%, 1/21/28	5,000,000	4,980,102
3.800%, 3/2/28	10,000,000	9,958,589
4.000%, 3/16/28	5,000,000	4,993,242
4.125%, 9/26/28	10,000,000	9,974,671
4.000%, 11/1/28	10,000,000	9,968,626
3.950%, 12/18/28	20,000,000	19,920,752
3.950%, 12/26/28	10,000,000	9,961,281
3.875%, 1/9/29	5,000,000	4,977,116
4.000%, 1/9/29	10,000,000	9,967,287
3.910%, 1/16/29	5,000,000	4,982,531
3.920%, 1/16/29	10,000,000	9,952,023
4.050%, 3/12/29	10,000,000	9,963,595
4.150%, 3/12/29	5,000,000	4,987,484
6.750%, 9/15/29	20,000,000	21,853,828
4.030%, 10/10/29	15,000,000	14,920,132
4.750%, 12/18/29	15,000,000	15,007,180
4.130%, 9/16/30	10,500,000	10,425,557
4.300%, 9/19/30	15,000,000	14,932,225
4.300%, 9/26/30	15,000,000	14,942,892
4.000%, 10/8/30	10,500,000	10,395,659
4.200%, 10/17/30	10,250,000	10,191,674
4.220%, 11/12/30	10,000,000	9,942,741
4.270%, 12/17/30	10,000,000	9,966,184
4.200%, 12/18/30	25,000,000	24,869,732
4.100%, 1/9/31	5,000,000	4,971,626
4.250%, 1/15/31	13,460,000	13,377,474
3.950%, 1/16/31	5,000,000	4,964,994
4.125%, 1/21/31	15,000,000	14,903,253
4.150%, 1/28/31	5,000,000	4,967,093
4.250%, 2/11/31	10,000,000	9,946,322
4.125%, 2/20/31	15,000,000	14,909,207
4.140%, 3/3/31	11,081,000	11,031,989
6.750%, 3/15/31	18,000,000	20,222,748
6.250%, 7/15/32(x)	50,000,000	55,830,805
FNMA
3.625%, 6/23/27	10,000,000	9,969,099
0.750%, 10/8/27	80,000,000	76,321,968
3.900%, 3/2/29	5,000,000	4,976,850
6.250%, 5/15/29	25,000,000	26,739,215
7.125%, 1/15/30	32,500,000	36,160,810
7.250%, 5/15/30	5,000,000	5,642,375
0.875%, 8/5/30(x)	189,805,000	166,789,549
6.625%, 11/15/30	50,000,000	55,578,620
Tennessee Valley Authority
3.875%, 3/15/28	17,500,000	17,507,903
3.875%, 8/1/30	16,865,000	16,795,243
1.500%, 9/15/31	10,420,000	9,113,827
4.375%, 8/1/34(x)	19,880,000	19,884,835
4.875%, 5/15/35	30,830,000	31,628,595
Series A
2.875%, 2/1/27	48,000,000	47,635,258

Total U.S. Government Agency Securities		2,018,432,232

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (39.8%)
U.S. Treasury Notes
3.750%, 8/15/27	$5,000,000	$4,994,172
3.625%, 8/31/27	10,000,000	9,970,948
3.375%, 9/15/27	15,000,000	14,902,213
3.500%, 9/30/27	15,000,000	14,927,391
3.875%, 10/15/27	15,000,000	15,009,996
3.500%, 10/31/27	10,000,000	9,947,079
2.250%, 11/15/27	8,500,000	8,288,467
4.125%, 11/15/27	15,000,000	15,065,622
3.375%, 11/30/27	10,000,000	9,926,159
3.875%, 11/30/27	10,000,000	10,004,964
4.000%, 12/15/27	7,500,000	7,520,638
3.875%, 12/31/27	5,000,000	5,002,985
4.250%, 1/15/28	10,000,000	10,070,663
3.500%, 1/31/28	17,000,000	16,902,520
2.750%, 2/15/28	10,600,000	10,395,425
4.250%, 2/15/28	10,000,000	10,076,899
3.750%, 4/15/28	40,000,000	39,944,932
1.250%, 4/30/28	10,000,000	9,489,244
2.875%, 5/15/28	11,500,000	11,280,149
1.250%, 5/31/28	11,500,000	10,890,252
3.625%, 5/31/28	20,000,000	19,919,746
1.250%, 6/30/28	5,000,000	4,725,353
4.000%, 6/30/28	17,500,000	17,572,167
3.875%, 7/15/28	15,000,000	15,017,934
4.125%, 7/31/28	20,000,000	20,135,340
2.875%, 8/15/28	10,000,000	9,786,991
1.125%, 8/31/28	10,000,000	9,381,687
4.375%, 8/31/28	15,000,000	15,185,651
3.375%, 9/15/28	10,000,000	9,896,099
1.250%, 9/30/28	15,000,000	14,085,912
4.625%, 9/30/28	25,000,000	25,474,540
3.500%, 10/15/28	10,000,000	9,922,252
4.875%, 10/31/28	15,000,000	15,381,006
3.125%, 11/15/28	62,500,000	61,405,394
3.500%, 11/15/28	10,000,000	9,918,715
4.375%, 11/30/28	10,000,000	10,137,355
3.500%, 12/15/28	10,000,000	9,917,145
3.750%, 12/31/28	10,000,000	9,978,862
4.000%, 1/31/29	15,000,000	15,066,153
2.625%, 2/15/29	22,000,000	21,282,050
4.250%, 2/28/29	15,000,000	15,171,260
3.500%, 3/15/29	10,000,000	9,910,938
4.125%, 3/31/29	10,000,000	10,082,823
4.625%, 4/30/29	21,000,000	21,472,922
2.375%, 5/15/29	21,000,000	20,101,761
4.500%, 5/31/29	10,000,000	10,192,986
3.250%, 6/30/29	15,000,000	14,727,662
4.250%, 6/30/29	5,000,000	5,061,486
4.000%, 7/31/29	10,000,000	10,046,092
1.625%, 8/15/29	12,500,000	11,631,800
3.625%, 8/31/29	10,000,000	9,923,818
3.500%, 9/30/29	10,000,000	9,882,014
4.000%, 10/31/29	25,000,000	25,099,285
4.125%, 10/31/29	25,000,000	25,205,940
4.125%, 11/30/29	18,000,000	18,150,345
3.875%, 12/31/29	20,000,000	19,989,180
4.375%, 12/31/29	15,000,000	15,255,331
1.500%, 2/15/30	11,900,000	10,888,588
4.000%, 2/28/30	15,000,000	15,056,171
3.875%, 4/30/30	10,000,000	9,991,043
0.625%, 5/15/30	15,000,000	13,139,020
3.750%, 6/30/30	20,000,000	19,870,364
4.000%, 7/31/30	15,000,000	15,048,438
0.625%, 8/15/30	21,500,000	18,670,559
4.125%, 8/31/30	10,000,000	10,078,080
3.625%, 9/30/30	15,000,000	14,816,430
4.625%, 9/30/30	15,000,000	15,425,319
4.875%, 10/31/30	15,000,000	15,584,826
0.875%, 11/15/30	19,000,000	16,560,124
3.500%, 11/30/30	10,000,000	9,817,524
4.375%, 11/30/30	10,000,000	10,181,075
3.750%, 12/31/30	10,000,000	9,914,872
4.000%, 1/31/31	10,000,000	10,021,192
1.125%, 2/15/31	20,600,000	18,057,496
3.875%, 3/31/31(x)	15,000,000	14,951,954
4.125%, 3/31/31	10,000,000	10,071,803
4.625%, 4/30/31	15,000,000	15,445,876
1.625%, 5/15/31	15,000,000	13,379,192
4.125%, 7/31/31	5,000,000	5,032,995
1.250%, 8/15/31	15,000,000	13,020,572
3.750%, 8/31/31	10,000,000	9,878,491
3.625%, 9/30/31	10,000,000	9,813,240
4.125%, 10/31/31	10,000,000	10,056,186
1.375%, 11/15/31	13,500,000	11,710,593
4.125%, 11/30/31	15,000,000	15,079,552
4.500%, 12/31/31	10,000,000	10,240,898
1.875%, 2/15/32	19,000,000	16,851,028
4.000%, 4/30/32	5,000,000	4,982,812
2.875%, 5/15/32	23,000,000	21,516,742
4.000%, 7/31/32	10,000,000	9,953,452
2.750%, 8/15/32	21,000,000	19,426,640
3.875%, 8/31/32	10,000,000	9,879,894
3.875%, 9/30/32	10,000,000	9,874,551
4.125%, 11/15/32	3,000,000	3,002,066
3.750%, 11/30/32	10,000,000	9,791,143
4.000%, 1/31/33	5,000,000	4,964,381
3.500%, 2/15/33	25,000,000	24,062,080
3.750%, 2/28/33	8,000,000	7,821,839
4.250%, 3/31/33	10,000,000	10,073,438
3.375%, 5/15/33	24,500,000	23,346,324
3.875%, 8/15/33	28,000,000	27,496,874
4.500%, 11/15/33	16,000,000	16,337,501
4.000%, 2/15/34	17,500,000	17,270,313
4.375%, 5/15/34	18,500,000	18,706,177
3.875%, 8/15/34	21,000,000	20,475,000
4.250%, 11/15/34	20,000,000	20,003,124
4.625%, 2/15/35	21,000,000	21,561,095
4.250%, 5/15/35	22,500,000	22,459,223
4.250%, 8/15/35	20,000,000	19,943,798
4.000%, 11/15/35	5,000,000	4,880,469
4.125%, 2/15/36	13,500,000	13,297,500

Total U.S. Treasury Obligations		1,570,486,650

Total Long-Term Debt Securities (91.1%) (Cost $3,650,240,685)		3,598,933,836

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (7.5%)
Schwab Intermediate-Term U.S. Treasury ETF(x)	1,900,000	47,329,000
Schwab Short-Term U.S. Treasury ETF	1,900,000	46,113,000
Vanguard Intermediate-Term Treasury ETF	2,050,000	122,077,500
Vanguard Short-Term Treasury ETF(x)	1,400,000	81,956,000

Total Exchange Traded Funds (7.5%) (Cost $308,720,210)		297,475,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.8%)
Allspring Government Money Market Fund, Select Shares 3.60% (7 day yield) (xx)	10,000,000	$10,000,000
Goldman Sachs Financial Square Funds - Government Fund 3.56% (7 day yield) (xx)	10,000,000	10,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	10,752,700	10,752,700

Total Investment Companies		30,752,700

Total Short-Term Investments (0.8%) (Cost $30,752,700)		30,752,700

Total Investments in Securities (99.4%) (Cost $3,989,713,595)		3,927,162,036
Other Assets Less Liabilities (0.6%)		22,873,634

Net Assets (100%)		$3,950,035,670

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, the market value of these securities amounted to $10,014,954 or 0.3% of net assets.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $66,732,516. This was collateralized by $37,435,536 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.750%, maturing 4/15/26 – 11/15/55 and by cash of $30,752,700 which was subsequently invested in investment companies.

Glossary:

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Financials	$—	$10,014,954	$—	$10,014,954
Exchange Traded Funds	297,475,500	—	—	297,475,500
Short-Term Investments
Investment Companies	30,752,700	—	—	30,752,700
U.S. Government Agency Securities	—	2,018,432,232	—	2,018,432,232
U.S. Treasury Obligations	—	1,570,486,650	—	1,570,486,650

Total Assets	$328,228,200	$3,598,933,836	$—	$3,927,162,036

Total	$328,228,200	$3,598,933,836	$—	$3,927,162,036

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,294,845
Aggregate gross unrealized depreciation	(74,891,892)

Net unrealized depreciation	$(62,597,047)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,989,759,083

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.3%)
ANZ Group Holdings Ltd.	86,497	$2,174,387
APA Group	40,602	279,200
Aristocrat Leisure Ltd.	36,952	1,174,125
ASX Ltd.	6,029	218,883
BHP Group Ltd.	147,246	5,380,106
Brambles Ltd.	39,183	612,271
CAR Group Ltd.	10,967	177,352
Cochlear Ltd.	1,863	218,782
Coles Group Ltd.	39,561	600,450
Commonwealth Bank of Australia	48,517	5,667,128
Computershare Ltd.	15,121	298,622
CSL Ltd.	14,252	1,400,094
Evolution Mining Ltd.	59,345	537,830
Fortescue Ltd.	48,166	680,393
Glencore plc	523,116	3,986,145
Goodman Group (REIT)	58,818	1,047,075
Insurance Australia Group Ltd.	67,019	337,264
Lottery Corp. Ltd. (The)	113,937	424,670
Lynas Rare Earths Ltd.*	25,466	346,077
Macquarie Group Ltd.	10,591	1,502,655
Medibank Pvt. Ltd.	83,102	251,494
National Australia Bank Ltd.	88,802	2,568,275
Northern Star Resources Ltd.	80,484	1,174,972
Origin Energy Ltd.	48,764	417,926
Pro Medicus Ltd.(x)	1,772	146,395
Qantas Airways Ltd.	21,183	124,410
QBE Insurance Group Ltd.	44,409	652,502
REA Group Ltd.	1,607	177,983
Rio Tinto Ltd.	10,753	1,209,001
Rio Tinto plc	32,724	3,041,754
Rio Tinto plc (ADR)	17,419	1,625,019
Santos Ltd.	93,606	514,071
Scentre Group (REIT)	148,132	341,761
SGH Ltd.	6,328	179,465
Sigma Healthcare Ltd.	146,743	269,815
Sonic Healthcare Ltd.	14,010	198,304
South32 Ltd.	135,217	406,453
Stockland (REIT)	70,648	211,572
Suncorp Group Ltd.	31,126	347,247
Telstra Group Ltd.	116,297	428,327
Transurban Group	88,779	862,813
Vicinity Ltd. (REIT)	116,616	189,200
Washington H Soul Pattinson & Co. Ltd.(x)	10,145	283,582
Wesfarmers Ltd.	32,899	1,667,729
Westpac Banking Corp.	99,162	2,724,095
WiseTech Global Ltd.	18,581	507,149
Woodside Energy Group Ltd.	55,116	1,314,548
Woolworths Group Ltd.	34,806	876,404

		49,775,775

Austria (0.5%)
BAWAG Group AG(m)	2,234	340,971
Erste Group Bank AG	42,528	4,595,395
OMV AG	4,157	301,893
Raiffeisen Bank International AG*	3,781	161,730
Verbund AG	1,650	125,714

		5,525,703

Belgium (0.8%)
Ageas SA/NV	4,322	316,552
Anheuser-Busch InBev SA/NV	44,043	3,056,154
D’ieteren Group	561	103,716
Elia Group SA/NV, Class B*	1,294	198,301
Financiere de Tubize SA	592	146,372
Groupe Bruxelles Lambert NV	2,172	196,331
KBC Group NV	6,653	813,291
Lotus Bakeries NV(x)	12	136,373
Sofina SA(x)	435	105,390
Syensqo SA(x)	22,157	1,281,859
UCB SA	10,100	3,042,231

		9,396,570

Brazil (0.7%)
Ambev SA	415,900	1,224,451
B3 SA - Brasil Bolsa Balcao	379,800	1,349,136
Banco Bradesco SA (ADR)	270,152	986,055
Banco BTG Pactual SA	67,125	733,083
MercadoLibre, Inc.*	241	416,694
Petroleo Brasileiro SA - Petrobras (ADR)	91,564	1,899,953
TOTVS SA	90,600	612,705
XP, Inc., Class A	27,435	522,362
Yara International ASA	4,742	276,032

		8,020,471

Canada (1.1%)
Agnico Eagle Mines Ltd.	15,418	3,129,596
CAE, Inc.*	65,788	1,712,919
Canadian National Railway Co.	14,557	1,498,290
Element Fleet Management Corp.	51,116	1,108,597
Franco-Nevada Corp.	11,325	2,804,181
RB Global, Inc.	21,130	2,026,420

		12,280,003

Chile (0.2%)
Antofagasta plc	11,567	514,579
Sociedad Quimica y Minera de Chile SA (ADR)*	28,431	2,301,205

		2,815,784

China (1.1%)
Alibaba Group Holding Ltd.	50,400	793,423
Baidu, Inc. (ADR)(x)*	12,523	1,395,313
BOC Hong Kong Holdings Ltd.	108,543	598,082
BYD Co. Ltd., Class H	101,000	1,384,753
China Life Insurance Co. Ltd., Class H	222,000	709,344
China Resources Gas Group Ltd.	110,800	270,258
Kingsoft Corp. Ltd.	74,200	215,552
Prosus NV	37,933	1,734,032
SITC International Holdings Co. Ltd.	39,000	172,174
Tencent Holdings Ltd.	45,700	2,885,128
TravelSky Technology Ltd., Class H	661,000	822,454
Wharf Holdings Ltd. (The)(x)	37,315	103,100
Wilmar International Ltd.	51,855	156,226
Yangzijiang Shipbuilding Holdings Ltd.	79,100	235,044
Yum China Holdings, Inc.(x)	28,950	1,440,666

		12,915,549

Colombia (0.2%)
Grupo Cibest SA (ADR)	33,411	2,432,655

Czech Republic (0.0%)†
CSG NV*	5,900	158,758

Denmark (1.0%)
Carlsberg A/S, Class B	2,717	339,014
Coloplast A/S, Class B(x)	3,866	263,596
Danske Bank A/S	19,366	940,184
Demant A/S(x)*	2,370	72,029
DSV A/S	10,018	2,393,342
Genmab A/S*	1,797	480,808
Genmab A/S (ADR)*	20,185	541,563
Novo Nordisk A/S, Class B	107,677	3,967,809
Novonesis Novozymes B	10,462	619,034
Orsted A/S(m)*	14,706	360,055
Pandora A/S	2,309	162,173
ROCKWOOL A/S, Class B	3,110	86,817

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Tryg A/S	9,379	$224,510
Vestas Wind Systems A/S	28,881	864,712

		11,315,646

Finland (0.6%)
Elisa OYJ	4,410	213,824
Fortum OYJ	12,561	319,267
Kesko OYJ, Class B	7,610	168,406
Kone OYJ, Class B	10,035	639,795
Metso OYJ	18,855	326,098
Neste OYJ	11,652	376,290
Nokia OYJ	153,571	1,223,951
Nordea Bank Abp	90,034	1,549,723
Orion OYJ, Class B	3,262	263,815
Sampo OYJ, Class A	69,741	747,304
Stora Enso OYJ, Class R	18,054	212,661
UPM-Kymmene OYJ	15,432	480,018
Wartsila OYJ Abp	14,614	546,442

		7,067,594

France (7.2%)
Accor SA	5,504	263,709
Aeroports de Paris SA	966	117,540
Air Liquide SA	40,091	8,258,757
Airbus SE	20,219	3,797,641
Alstom SA*	10,494	299,017
Amundi SA(m)	1,722	148,104
AXA SA	92,721	4,250,856
Ayvens SA(m)	10,234	120,570
BioMerieux	1,208	128,642
BNP Paribas SA	39,849	3,796,055
Bollore SE	18,143	103,700
Bouygues SA	21,465	1,238,371
Bureau Veritas SA	9,879	296,759
Capgemini SE	30,397	3,552,946
Carrefour SA	16,866	310,938
Cie de Saint-Gobain SA	39,259	3,230,829
Cie Generale des Etablissements Michelin SCA	41,309	1,406,668
Covivio SA (REIT)	1,447	86,512
Credit Agricole SA	31,463	590,657
Danone SA	18,697	1,501,597
Dassault Aviation SA	553	205,108
Dassault Systemes SE	80,691	1,642,859
Eiffage SA	1,942	298,162
Engie SA	96,020	3,095,703
EssilorLuxottica SA	14,209	3,306,935
Gecina SA (REIT)	1,476	116,711
Getlink SE	9,354	201,574
Hermes International SCA	918	1,753,288
Ipsen SA	1,033	193,720
Kering SA	2,139	646,805
Klepierre SA (REIT)	5,899	222,339
Legrand SA	16,652	2,573,145
L’Oreal SA	6,963	2,855,286
LVMH Moet Hennessy Louis Vuitton SE	13,244	7,361,877
Orange SA	195,062	3,985,558
Pernod Ricard SA	14,103	1,052,634
Publicis Groupe SA	6,769	559,803
Renault SA	5,649	191,670
Rexel SA	6,454	252,413
Safran SA	19,003	6,214,798
Sartorius Stedim Biotech	835	163,480
Societe Generale SA	34,856	2,545,049
Sodexo SA(x)	7,783	399,535
Thales SA	2,673	784,812
TotalEnergies SE	57,575	5,316,087
Unibail-Rodamco-Westfield (REIT)	3,623	404,922
Veolia Environnement SA	18,217	695,894
Vinci SA	14,464	2,166,236

		82,706,271

Germany (6.5%)
adidas AG	4,958	781,312
Allianz SE (Registered)	13,365	5,538,293
Aumovio SE*	7,921	305,952
BASF SE	25,876	1,563,590
Bayer AG (Registered)	28,271	1,285,230
Bayerische Motoren Werke AG	8,086	730,282
Bayerische Motoren Werke AG (Preference)(q)	1,695	152,286
Beiersdorf AG	2,800	247,723
Brenntag SE	3,816	251,767
Commerzbank AG	21,347	766,388
Continental AG	19,099	1,312,928
CTS Eventim AG & Co. KGaA	1,940	111,258
Daimler Truck Holding AG	14,024	668,543
Deutsche Bank AG (Registered)	83,381	2,439,894
Deutsche Boerse AG	12,798	3,720,840
Deutsche Lufthansa AG (Registered)	17,164	141,673
Deutsche Post AG	26,692	1,376,538
Deutsche Telekom AG (Registered)	141,419	5,214,691
Dr Ing hc F Porsche AG (Preference)(m)(q)(x)	3,333	149,368
E.ON SE	64,815	1,416,647
Evonik Industries AG	6,785	131,423
Fresenius Medical Care AG	6,387	284,166
Fresenius SE & Co. KGaA	12,087	619,151
GEA Group AG	29,935	2,115,518
Hannover Rueck SE	1,773	548,751
Heidelberg Materials AG	9,152	1,884,934
Henkel AG & Co. KGaA	2,652	189,939
Henkel AG & Co. KGaA (Preference)(q)	4,734	363,726
Hensoldt AG	1,974	171,363
HOCHTIEF AG	459	201,871
Infineon Technologies AG	50,979	2,239,925
Knorr-Bremse AG	2,045	228,317
LEG Immobilien SE	2,131	138,782
Mercedes-Benz Group AG	20,855	1,263,492
Merck KGaA	17,194	2,135,312
MTU Aero Engines AG	6,567	2,351,009
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	3,788	2,359,656
Nemetschek SE	1,796	132,191
Porsche Automobil Holding SE (Preference)(q)	4,680	168,343
Rational AG	129	93,376
Rheinmetall AG	1,748	2,915,143
RWE AG	28,603	1,905,067
SAP SE	50,947	8,621,915
Sartorius AG (Preference)(q)	747	182,289
Scout24 SE(m)	2,332	178,681
Siemens AG (Registered)	28,611	6,786,253
Siemens Energy AG	22,468	3,697,683
Siemens Healthineers AG(m)	38,134	1,599,735
Symrise AG, Class A	19,339	1,637,403
Talanx AG	1,928	234,636
Volkswagen AG (Preference)(q)	5,861	586,931
Vonovia SE	21,986	547,548
Zalando SE(m)*	29,622	708,672

		75,398,404

Hong Kong (1.3%)
AIA Group Ltd.	605,252	6,799,310
CK Asset Holdings Ltd.	53,705	306,772

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
CK Infrastructure Holdings Ltd.	20,340	$162,342
CLP Holdings Ltd.	46,064	433,708
Futu Holdings Ltd. (ADR)*	1,653	226,064
Henderson Land Development Co. Ltd.(x)	44,906	166,554
HKT Trust & HKT Ltd.	112,042	174,688
Hong Kong & China Gas Co. Ltd.(x)	314,330	288,128
Hong Kong Exchanges & Clearing Ltd.	34,739	1,760,757
Hongkong Land Holdings Ltd.	32,200	262,108
Link REIT (REIT)	75,278	348,542
MTR Corp. Ltd.(x)	43,618	178,993
Power Assets Holdings Ltd.(x)	38,496	299,934
Prudential plc	146,090	2,037,273
Sino Land Co. Ltd.	105,239	156,820
Sun Hung Kai Properties Ltd.	40,778	691,143
Swire Pacific Ltd., Class A	11,331	124,274
Techtronic Industries Co. Ltd.	42,500	565,702
WH Group Ltd.(m)	230,823	304,152
Wharf Real Estate Investment Co. Ltd.	50,330	145,916

		15,433,180

India (0.5%)
HDFC Bank Ltd.	170,078	1,352,353
HDFC Bank Ltd. (ADR)	37,388	930,213
ICICI Bank Ltd.	30,019	390,799
ICICI Bank Ltd. (ADR)	59,461	1,540,040
Reliance Industries Ltd.	51,337	743,899
UPL Ltd.	71,064	429,179

		5,386,483

Indonesia (0.0%)†
Jardine Matheson Holdings Ltd.	4,700	325,475

Ireland (0.3%)
AerCap Holdings NV	5,047	692,347
AIB Group plc	62,355	663,203
Bank of Ireland Group plc	27,172	497,261
Kerry Group plc, Class A	17,247	1,365,893
Kingspan Group plc	8,612	726,932

		3,945,636

Israel (0.7%)
Azrieli Group Ltd.(x)	1,260	168,757
Bank Hapoalim BM	36,297	849,582
Bank Leumi Le-Israel BM	42,496	947,034
Check Point Software Technologies Ltd.*	11,982	1,711,629
Elbit Systems Ltd.	831	696,129
ICL Group Ltd.	24,296	125,187
Israel Discount Bank Ltd., Class A	35,518	356,116
Mizrahi Tefahot Bank Ltd.	4,331	314,061
Nice Ltd.*	1,734	191,190
Nova Ltd.*	837	371,813
Phoenix Financial Ltd.	6,431	341,610
Teva Pharmaceutical Industries Ltd. (ADR)*	33,772	1,017,213
Tower Semiconductor Ltd.(x)*	3,265	572,515

		7,662,836

Italy (2.6%)
Banca Mediolanum SpA	6,911	140,365
Banca Monte dei Paschi di Siena SpA	58,409	508,928
Banco BPM SpA(x)	31,868	445,243
BPER Banca SpA	43,622	569,433
Coca-Cola HBC AG	6,172	349,885
Davide Campari-Milano NV(x)	16,471	117,310
Enel SpA	391,014	4,256,915
Eni SpA(x)	58,771	1,668,878
Ferrari NV	3,601	1,213,790
FinecoBank Banca Fineco SpA	17,836	396,012
Generali	25,029	1,009,189
Intesa Sanpaolo SpA	404,178	2,456,884
Italgas SpA	17,681	205,942
Leonardo SpA	61,624	4,139,164
Moncler SpA	6,804	410,058
Poste Italiane SpA(m)(x)	13,693	322,164
Prysmian SpA	35,780	4,183,891
Recordati Industria Chimica e Farmaceutica SpA	3,362	191,246
Ryanair Holdings plc	24,911	705,739
Snam SpA	58,325	443,590
Telecom Italia SpA (Italian Stock Exchange)*	174,887	144,452
Telecom Italia SpA (SIX Swiss Stock Exchange)*	1,234,446	864,643
Terna - Rete Elettrica Nazionale	40,898	468,358
UniCredit SpA	67,821	4,887,008
Unipol Assicurazioni SpA	10,455	244,745

		30,343,832

Ivory Coast (0.0%)†
Endeavour Mining plc	5,430	328,732

Japan (15.1%)
Advantest Corp.	22,200	3,003,564
Aeon Co. Ltd.	63,856	762,157
AGC, Inc.	5,350	188,672
Aisin Corp.	13,814	191,223
Ajinomoto Co., Inc.	26,236	735,621
ANA Holdings, Inc.	4,630	82,322
Asahi Group Holdings Ltd.	44,661	448,216
Asahi Kasei Corp.	38,678	374,530
Asics Corp.	20,100	534,484
Astellas Pharma, Inc.(x)	51,650	843,289
Bandai Namco Holdings, Inc.	17,257	426,256
Bridgestone Corp.	32,728	679,299
Canon, Inc.	24,730	688,721
Capcom Co. Ltd.(x)	10,800	229,012
Central Japan Railway Co.	22,800	590,407
Chiba Bank Ltd. (The)(x)	15,572	200,637
Chubu Electric Power Co., Inc.	19,354	317,725
Chugai Pharmaceutical Co. Ltd.	19,441	1,075,639
Dai Nippon Printing Co. Ltd.	11,162	202,693
Daifuku Co. Ltd.	9,600	335,397
Daiichi Life Group, Inc.	103,500	945,791
Daiichi Sankyo Co. Ltd.	111,061	1,958,058
Daikin Industries Ltd.(x)	7,623	924,791
Daito Trust Construction Co. Ltd.(x)	7,090	165,130
Daiwa House Industry Co. Ltd.(x)	16,558	517,596
Daiwa Securities Group, Inc.(x)	38,276	360,029
Denso Corp.	145,748	1,809,619
Disco Corp.	2,700	1,081,882
East Japan Railway Co.	28,175	643,014
Ebara Corp.(x)	13,800	388,850
Eisai Co. Ltd.(x)	7,154	222,326
ENEOS Holdings, Inc.	79,938	713,357
FANUC Corp.	26,720	930,641
Fast Retailing Co. Ltd.	5,548	2,208,173
Fuji Electric Co. Ltd.(x)	4,057	284,098
FUJIFILM Holdings Corp.(x)	31,804	604,455
Fujikura Ltd.(x)	44,400	1,208,079
Fujitsu Ltd.	50,940	1,035,231
Hankyu Hanshin Holdings, Inc.(x)	6,500	187,903
Hikari Tsushin, Inc.	400	101,266
Hitachi Ltd.	371,410	10,854,688
Honda Motor Co. Ltd.(x)	107,112	867,027
Hoya Corp.	16,202	2,794,779
Hulic Co. Ltd.	13,300	154,826
Ibiden Co. Ltd.(x)	6,900	338,393

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Idemitsu Kosan Co. Ltd.	22,675	$220,439
IHI Corp.	29,800	609,048
Inpex Corp.	25,800	757,019
Isuzu Motors Ltd.(x)	14,869	213,586
ITOCHU Corp.	172,260	2,189,496
Japan Airlines Co. Ltd.	3,858	62,770
Japan Exchange Group, Inc.	28,200	327,426
Japan Post Bank Co. Ltd.(x)	51,800	852,221
Japan Post Holdings Co. Ltd.	50,800	582,810
Japan Post Insurance Co. Ltd.(x)	15,300	154,572
Japan Tobacco, Inc.	34,500	1,323,781
JFE Holdings, Inc.(x)	16,176	188,423
JX Advanced Metals Corp.(x)	16,500	358,650
Kajima Corp.	12,369	469,874
Kansai Electric Power Co., Inc. (The)(x)	27,423	451,696
Kao Corp.(x)	13,667	534,040
Kawasaki Heavy Industries Ltd.(x)	92,500	1,755,102
Kawasaki Kisen Kaisha Ltd.(x)	10,600	178,454
KDDI Corp.(x)	84,600	1,448,767
Keyence Corp.	12,232	4,332,027
Kikkoman Corp.(x)	19,015	173,333
Kioxia Holdings Corp.*	5,400	686,481
Kirin Holdings Co. Ltd.	21,991	349,887
Komatsu Ltd.	27,272	1,070,561
Konami Group Corp.	2,788	346,883
Kubota Corp.	29,108	459,297
Kyocera Corp.(x)	37,632	581,772
Kyowa Kirin Co. Ltd.	7,067	116,737
Lasertec Corp.	2,300	507,125
LY Corp.(x)	250,700	607,609
M3, Inc.(x)*	13,300	135,780
Makita Corp.	6,492	210,854
Marubeni Corp.	40,668	1,495,410
MatsukiyoCocokara & Co.(x)	10,600	169,393
Minebea Mitsumi, Inc.(x)	10,300	168,959
Mitsubishi Chemical Group Corp.	35,359	204,765
Mitsubishi Corp.	93,452	3,209,255
Mitsubishi Electric Corp.	54,871	1,791,949
Mitsubishi Estate Co. Ltd.	93,011	2,573,739
Mitsubishi HC Capital, Inc.(x)	25,500	227,826
Mitsubishi Heavy Industries Ltd.	92,950	2,535,615
Mitsubishi UFJ Financial Group, Inc.	433,716	7,327,921
Mitsui & Co. Ltd.	71,608	2,756,928
Mitsui Fudosan Co. Ltd.	76,581	810,576
Mitsui OSK Lines Ltd.(x)	9,700	401,474
Mizuho Financial Group, Inc.	72,204	2,882,012
MonotaRO Co. Ltd.(x)	5,800	62,352
MS&AD Insurance Group Holdings, Inc.	36,808	963,246
Murata Manufacturing Co. Ltd.	124,539	2,792,254
NEC Corp.(x)	98,370	2,450,754
Nexon Co. Ltd.	11,100	209,212
Nidec Corp.*	23,768	299,130
Nintendo Co. Ltd.(x)	51,490	2,938,064
Nippon Building Fund, Inc. (REIT)	214	179,624
Nippon Paint Holdings Co. Ltd.(x)	28,600	178,512
Nippon Sanso Holdings Corp.(x)	56,300	2,010,087
Nippon Steel Corp.(x)	142,645	524,038
Nippon Yusen KK(x)	12,432	456,282
Nissan Motor Co. Ltd.(x)*	68,447	145,289
Nitori Holdings Co. Ltd.(x)	51,150	812,389
Nitto Denko Corp.	19,055	381,235
Nomura Holdings, Inc.	88,708	701,645
Nomura Research Institute Ltd.(x)	45,177	1,251,744
NTT, Inc.	864,800	858,598
Obayashi Corp.	18,466	444,699
Obic Co. Ltd.(x)	40,300	982,055
Olympus Corp.	34,808	331,386
Oracle Corp.	7,140	391,058
Oriental Land Co. Ltd.(x)	31,820	541,697
ORIX Corp.	33,710	1,009,951
Osaka Gas Co. Ltd.	10,173	412,534
Otsuka Corp.	6,868	131,711
Otsuka Holdings Co. Ltd.	12,500	882,332
Pan Pacific International Holdings Corp.	163,200	1,001,105
Panasonic Holdings Corp.	66,886	1,110,588
Rakuten Group, Inc.*	46,400	216,419
Recruit Holdings Co. Ltd.	40,800	1,765,045
Renesas Electronics Corp.	99,900	1,418,632
Resona Holdings, Inc.	59,659	663,824
Resonac Holdings Corp.	31,600	2,064,663
Ryohin Keikaku Co. Ltd.	14,200	301,986
Sanrio Co. Ltd.(x)	23,500	145,013
SBI Holdings, Inc.	16,320	304,000
SCREEN Holdings Co. Ltd.(x)	4,400	259,246
Secom Co. Ltd.	11,154	428,284
Seibu Holdings, Inc.	6,200	173,129
Sekisui Chemical Co. Ltd.(x)	11,714	195,296
Sekisui House Ltd.	17,170	383,304
Seven & i Holdings Co. Ltd.	61,536	828,237
Shimadzu Corp.	6,740	159,893
Shimano, Inc.	2,036	213,356
Shimizu Corp.(x)	14,600	263,194
Shin-Etsu Chemical Co. Ltd.	79,320	3,227,339
Shionogi & Co. Ltd.	21,721	483,272
Shiseido Co. Ltd.	11,922	244,516
SMC Corp.	1,648	644,598
SoftBank Corp.(x)	823,900	1,099,530
SoftBank Group Corp.	107,676	2,587,899
Sompo Holdings, Inc.	25,581	999,535
Sony Financial Group, Inc.(x)	191,320	174,290
Sony Group Corp.	270,820	5,586,027
Subaru Corp.(x)	16,880	269,663
Sugi Holdings Co. Ltd.	21,800	480,273
SUMCO Corp.(x)	175,300	1,912,350
Sumitomo Corp.	31,928	1,188,328
Sumitomo Electric Industries Ltd.	20,760	1,162,460
Sumitomo Metal Mining Co. Ltd.(x)	7,191	416,889
Sumitomo Mitsui Financial Group, Inc.(x)	147,756	4,870,576
Sumitomo Mitsui Trust Group, Inc.	17,966	571,731
Sumitomo Realty & Development Co. Ltd.	17,652	496,281
Suntory Beverage & Food Ltd.	4,500	127,251
Suzuki Motor Corp.	115,744	1,386,726
Sysmex Corp.(x)	15,700	136,870
T&D Holdings, Inc.(x)	13,668	347,388
Taisei Corp.	4,236	442,381
Takeda Pharmaceutical Co. Ltd.(x)	46,077	1,699,820
TDK Corp.	56,065	726,911
Terumo Corp.	108,400	1,451,442
TIS, Inc.	6,000	129,470
Toho Co. Ltd.(x)	16,230	171,207
Tokio Marine Holdings, Inc.	53,245	2,486,424
Tokyo Electron Ltd.	13,008	3,181,134
Tokyo Gas Co. Ltd.(x)	9,342	441,100
Tokyu Corp.(x)	13,905	164,243
TOPPAN Holdings, Inc.(x)	7,455	197,559
Toray Industries, Inc.(x)	42,474	299,461
Toyota Industries Corp.(x)*	987	126,985
Toyota Motor Corp.	309,850	6,422,972
Toyota Tsusho Corp.(x)	19,842	776,435

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Tsuruha Holdings, Inc.	7,900	$124,705
Unicharm Corp.	34,746	202,333
West Japan Railway Co.	11,500	228,414
Yamaha Motor Co. Ltd.(x)	28,696	204,542
Yokogawa Electric Corp.	6,603	204,535
Yokohama Financial Group, Inc.(x)	30,900	274,713
Zensho Holdings Co. Ltd.(x)	3,000	174,017
ZOZO, Inc.(x)	12,600	88,123

		174,892,018

Luxembourg (0.2%)
ArcelorMittal SA	12,367	644,340
CVC Capital Partners plc(m)(x)	6,500	85,216
Eurofins Scientific SE	23,766	1,738,055

		2,467,611

Macau (0.1%)
Galaxy Entertainment Group Ltd.	60,000	270,495
Sands China Ltd.(x)	285,200	606,158

		876,653

Mexico (0.3%)
Fresnillo plc	6,270	277,758
Grupo Financiero Banorte SAB de CV, Class O	277,231	3,069,758

		3,347,516

Netherlands (3.8%)
ABN AMRO Bank NV (CVA)(m)	17,179	549,473
Adyen NV(m)*	744	744,483
Akzo Nobel NV(x)	13,026	747,499
Argenx SE*	1,779	1,296,198
Argenx SE (ADR)*	2,467	1,801,527
ASM International NV	2,497	1,902,033
ASML Holding NV	17,059	22,579,922
ASR Nederland NV	4,507	310,496
BE Semiconductor Industries NV	2,073	437,378
Euronext NV(m)	2,218	356,874
EXOR NV(x)	2,749	210,688
Heineken Holding NV	3,609	258,145
Heineken NV	61,097	4,701,618
ING Groep NV	84,730	2,213,934
JDE Peet’s NV	4,588	168,925
Koninklijke Ahold Delhaize NV	26,233	1,224,656
Koninklijke KPN NV	114,409	636,334
Koninklijke Philips NV	22,856	626,019
Magnum Ice Cream Co. NV (The)(x)*	14,755	216,585
Nebius Group NV, Class A(x)*	6,007	623,286
NN Group NV	7,945	621,468
Randstad NV(x)	2,903	76,268
Universal Music Group NV	32,403	628,300
Wolters Kluwer NV	6,977	521,950

		43,454,059

New Zealand (0.1%)
Auckland International Airport Ltd.	47,429	217,552
Contact Energy Ltd.	24,813	132,447
Fisher & Paykel Healthcare Corp. Ltd.	16,838	364,729
Infratil Ltd.	26,908	181,168
Meridian Energy Ltd.	38,837	124,131
Xero Ltd.*	5,090	272,267

		1,292,294

Nigeria (0.0%)†
Airtel Africa plc(m)	26,460	122,067

Norway (0.9%)
Aker BP ASA	8,597	315,620
DNB Bank ASA	93,015	2,900,898
Equinor ASA	22,616	957,248
Equinor ASA (ADR)	51,537	2,174,861
Gjensidige Forsikring ASA	6,399	167,045
Kongsberg Gruppen ASA	12,359	529,190
Mowi ASA	14,472	328,726
Norsk Hydro ASA	247,147	2,620,591
Orkla ASA	21,798	274,145
Salmar ASA	1,943	113,498
Telenor ASA	17,317	304,996

		10,686,818

Peru (0.2%)
Credicorp Ltd.	5,397	1,830,555

Poland (0.0%)†
InPost SA(x)*	7,286	127,908

Portugal (0.1%)
Banco Comercial Portugues SA, Class R	218,974	214,664
EDP SA	91,466	484,252
Galp Energia SGPS SA	12,688	308,464
Jeronimo Martins SGPS SA	8,028	192,584

		1,199,964

Singapore (1.3%)
CapitaLand Ascendas REIT (REIT)	116,312	224,730
CapitaLand Integrated Commercial Trust (REIT)	181,537	326,038
CapitaLand Investment Ltd.	62,902	134,081
DBS Group Holdings Ltd.	160,126	7,114,932
Grab Holdings Ltd., Class A*	65,340	239,144
Keppel Ltd.	43,085	399,857
Oversea-Chinese Banking Corp. Ltd.	100,052	1,723,194
Sea Ltd. (ADR)*	10,935	905,527
Sembcorp Industries Ltd.	27,800	144,374
Singapore Airlines Ltd.	46,305	239,608
Singapore Exchange Ltd.	23,702	363,680
Singapore Technologies Engineering Ltd.	43,819	373,455
Singapore Telecommunications Ltd.	214,419	830,048
STMicroelectronics NV(x)	19,891	682,834
United Overseas Bank Ltd.	37,421	1,076,288

		14,777,790

South Africa (0.2%)
Anglo American plc	56,009	2,379,527

South Korea (0.6%)
Amorepacific Corp.	5,996	548,045
Delivery Hero SE(m)*	4,671	83,357
NAVER Corp.	4,804	640,544
Samsung Electronics Co. Ltd.	45,075	5,063,276

		6,335,222

Spain (2.4%)
Acciona SA	730	192,652
ACS Actividades de Construccion y Servicios SA	5,061	626,261
Aena SME SA(m)	22,144	659,343
Amadeus IT Group SA	69,796	3,967,571
Banco Bilbao Vizcaya Argentaria SA	165,637	3,615,246
Banco de Sabadell SA	147,987	532,058
Banco Santander SA	606,400	6,861,610
Bankinter SA(x)	19,528	307,421
CaixaBank SA	112,074	1,344,708
Cellnex Telecom SA(m)	13,899	451,265
EDP Renovaveis SA	8,476	135,626
Endesa SA	9,276	391,174
Grifols SA(x)	8,450	88,750
Iberdrola SA	186,536	4,282,069
Indra Sistemas SA(x)	2,306	127,068
Industria de Diseno Textil SA	31,625	1,818,311
Mapfre SA	22,177	99,274
Naturgy Energy Group SA(x)	7,288	218,811
Redeia Corp. SA	12,183	206,174

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Repsol SA	32,861	$923,267
Telefonica SA(x)	103,345	456,975

		27,305,634

Sweden (2.1%)
AddTech AB, Class B	7,169	243,590
Alfa Laval AB(x)	8,366	456,481
Assa Abloy AB, Class B	101,037	3,623,226
Atlas Copco AB, Class A	190,189	3,345,228
Atlas Copco AB, Class B	46,085	716,044
Beijer Ref AB, Class B(x)	11,587	159,240
Boliden AB*	8,073	428,524
Epiroc AB, Class A	55,820	1,370,476
Epiroc AB, Class B	10,575	227,423
EQT AB	14,725	452,183
Essity AB, Class B(x)	17,662	455,294
Evolution AB(m)	3,859	240,672
Fastighets AB Balder, Class B(x)*	21,823	128,347
H & M Hennes & Mauritz AB, Class B(x)	14,925	278,254
Hexagon AB, Class B	59,104	575,074
Holmen AB, Class B(x)	1,759	62,964
Industrivarden AB, Class A	3,251	161,781
Industrivarden AB, Class C(x)	4,331	215,702
Indutrade AB(x)	8,171	188,963
Investment AB Latour, Class B	3,845	82,601
Investor AB, Class B	52,821	1,999,522
L E Lundbergforetagen AB, Class B	2,399	137,023
Lifco AB, Class B(x)	7,076	212,900
Nibe Industrier AB, Class B(x)	47,126	196,456
Saab AB, Class B(x)	9,441	619,311
Sagax AB, Class B(x)	6,735	125,534
Sandvik AB	31,172	1,191,246
Securitas AB, Class B(x)	14,744	247,854
Skandinaviska Enskilda Banken AB, Class A	44,053	809,368
Skanska AB, Class B(x)	10,398	280,433
SKF AB, Class B(x)	10,187	243,308
Svenska Cellulosa AB SCA, Class B(x)	16,463	190,554
Svenska Handelsbanken AB, Class A(x)	43,065	562,310
Swedbank AB, Class A	24,595	835,053
Swedish Orphan Biovitrum AB*	5,890	246,251
Tele2 AB, Class B	16,425	337,637
Telefonaktiebolaget LM Ericsson, Class B(x)	79,978	905,921
Telia Co. AB(x)	68,470	350,124
Trelleborg AB, Class B	5,533	206,167
Volvo AB, Class B(x)	46,066	1,502,897

		24,611,936

Switzerland (3.0%)
ABB Ltd. (Registered)	45,439	3,695,676
Avolta AG	2,595	155,662
Banque Cantonale Vaudoise (Registered)(x)	784	127,014
Barry Callebaut AG (Registered)	101	177,087
Belimo Holding AG (Registered)	275	222,274
BKW AG	600	118,177
Chocoladefabriken Lindt & Spruengli AG	26	365,080
Chocoladefabriken Lindt & Spruengli AG (Registered)	3	426,666
Cie Financiere Richemont SA (Registered)	19,740	3,517,527
DSM-Firmenich AG	5,142	367,245
EMS-Chemie Holding AG (Registered)(x)	209	163,200
Galderma Group AG	9,846	1,908,749
Geberit AG (Registered)	1,001	677,359
Givaudan SA (Registered)	270	913,224
Helvetia Baloise Holding AG	2,311	596,954
Julius Baer Group Ltd.	24,046	1,771,915
Kuehne + Nagel International AG (Registered)(x)	1,347	307,731
Logitech International SA (Registered)	4,469	408,327
Lonza Group AG (Registered)	5,081	3,250,769
Partners Group Holding AG(x)	667	716,601
Sandoz Group AG	12,119	950,596
Schindler Holding AG	1,182	389,257
Schindler Holding AG (Registered)	641	201,609
SGS SA (Registered)	4,711	498,621
Sika AG (Registered)	7,114	1,183,125
Sonova Holding AG (Registered)	3,891	881,985
Straumann Holding AG (Registered)(x)	3,230	336,958
Swatch Group AG (The)(x)	806	179,173
Swiss Life Holding AG (Registered)	839	919,598
Swiss Prime Site AG (Registered)	2,404	407,299
Swisscom AG (Registered)	765	638,590
UBS Group AG (Registered)	111,423	4,333,687
VAT Group AG(m)	763	470,687
Zurich Insurance Group AG	4,243	3,025,261

		34,303,683

Taiwan (2.0%)
ASE Technology Holding Co. Ltd.	311,000	3,411,635
Delta Electronics, Inc.	42,000	1,869,323
Hon Hai Precision Industry Co. Ltd.	187,040	1,125,378
MediaTek, Inc.	50,000	2,421,054
Taiwan Semiconductor Manufacturing Co. Ltd.	220,000	12,402,596
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,859	1,980,049

		23,210,035

Thailand (0.0%)†
Kasikornbank PCL	79,800	462,153

United Kingdom (9.5%)
3i Group plc	28,798	943,624
Admiral Group plc	7,386	311,593
Associated British Foods plc	9,933	248,604
AstraZeneca plc	84,029	16,412,379
Autotrader Group plc(m)	26,505	165,797
Aviva plc	178,642	1,422,975
BAE Systems plc	193,803	5,641,408
Barclays plc	1,346,832	7,097,062
Barratt Redrow plc	42,865	149,938
British American Tobacco plc	63,379	3,691,870
BT Group plc	532,204	1,491,756
Bunzl plc	9,236	276,708
Burberry Group plc*	22,074	322,985
Centrica plc	132,408	374,532
CK Hutchison Holdings Ltd.	78,705	604,879
Coca-Cola Europacific Partners plc	5,945	539,033
Compass Group plc	81,095	2,253,121
Diageo plc	161,009	2,991,596
Entain plc	163,321	1,233,265
Halma plc	35,158	1,786,183
HSBC Holdings plc	657,982	10,766,707
Imperial Brands plc	71,066	2,892,346
Informa plc	36,034	359,227
International Consolidated Airlines Group SA	32,732	156,436
Intertek Group plc	26,584	1,296,153
J Sainsbury plc	47,736	214,365

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
JD Sports Fashion plc	73,390	$68,909
Kingfisher plc	49,200	186,825
Land Securities Group plc (REIT)	19,993	148,353
Legal & General Group plc	165,220	544,544
Lloyds Banking Group plc	1,716,388	2,121,378
London Stock Exchange Group plc	19,013	2,247,068
M&G plc	62,257	226,287
Marks & Spencer Group plc	385,755	1,732,512
Melrose Industries plc	509,584	3,432,531
National Grid plc	143,841	2,425,007
NatWest Group plc	451,994	3,353,819
Next plc	3,299	556,337
Pearson plc	16,209	212,696
Reckitt Benckiser Group plc	42,073	2,855,185
RELX plc (London Stock Exchange)	52,831	1,741,796
RELX plc (Turquoise Stock Exchange)(x)	40,952	1,358,518
Rentokil Initial plc	342,321	2,128,426
Rolls-Royce Holdings plc	403,686	6,164,668
Sage Group plc (The)	29,155	325,623
Schroders plc	21,042	160,443
Segro plc (REIT)	36,374	316,320
Severn Trent plc	8,036	329,968
Smith & Nephew plc	24,015	379,355
Smiths Group plc	9,490	289,046
Spirax Group plc	2,213	198,059
SSE plc	115,348	3,982,278
Standard Chartered plc	56,087	1,164,806
Standard Life plc	20,132	182,057
Tesco plc	188,452	1,188,253
Unilever plc	63,186	3,542,632
United Utilities Group plc	19,304	337,480
Verisure plc(x)*	7,500	77,638
Vodafone Group plc	557,903	845,929
Weir Group plc (The)	25,977	971,849
Whitbread plc	5,220	158,660
Wise plc, Class A*	19,702	236,469

		109,836,266

United States (8.5%)
Aegon Ltd.	36,818	268,436
Alcon AG	14,364	1,077,600
AP Moller - Maersk A/S, Class A(x)	91	221,055
AP Moller - Maersk A/S, Class B(x)	117	289,955
BP plc	617,032	4,863,806
Buzzi SpA	2,199	110,921
Carnival Corp.	65,332	1,690,792
CRH plc	2,218	233,156
Everest Group Ltd.	3,465	1,132,535
Experian plc	55,989	1,946,098
Ferrovial SE	14,884	967,734
Flutter Entertainment plc, Class DI*	6,366	649,014
GSK plc	117,843	3,231,827
Haleon plc	483,338	2,392,488
Holcim AG	14,791	1,227,402
ICON plc*	10,959	1,212,723
InterContinental Hotels Group plc	4,139	545,114
James Hardie Industries plc (CHDI)*	35,527	656,170
Linde plc	5,554	2,753,451
Monday.com Ltd.*	1,152	79,615
Nestle SA (Registered)	109,214	10,832,821
Nestle SA (ADR)	6,841	677,943
Novartis AG (Registered)	66,635	10,117,162
Novartis AG (ADR)	11,779	1,799,242
QIAGEN NV	28,598	1,145,570
Roche Holding AG	31,880	12,588,323
Roche Holding AG (OTC US Exchange)	934	386,883
Sanofi SA	32,028	3,089,286
Schneider Electric SE	37,679	10,349,292
Shell plc (BMV Mexico Stock Exchange)	116,946	5,466,917
Shell plc (London Stock Exchange)	165,360	7,721,785
Smurfit Westrock plc	36,231	1,437,826
Spotify Technology SA*	5,182	2,512,804
Stellantis NV	55,908	398,353
Sunbelt Rentals Holdings, Inc.	12,447	794,845
Swiss Re AG(x)	8,662	1,446,476
Tenaris SA	51,556	1,505,926

		97,821,346

Total Common Stocks (80.0%) (Cost $468,763,611)		924,576,412

EXCHANGE TRADED FUNDS (ETF):
Equity (9.1%)
iShares China Large-Cap ETF(x)	163,710	5,877,189
iShares Core MSCI EAFE ETF	251,100	22,732,083
iShares Latin America 40 ETF(x)	26,847	953,605
iShares MSCI Australia ETF(x)	64,615	1,793,712
iShares MSCI Austria ETF	32,537	1,153,437
iShares MSCI Belgium ETF‡	52,997	1,288,421
iShares MSCI France ETF(x)	36,567	1,586,276
iShares MSCI Germany ETF(x)	152,610	6,054,039
iShares MSCI Indonesia ETF(x)	27,900	440,541
iShares MSCI Ireland ETF	20,700	1,425,336
iShares MSCI Israel ETF	10,800	1,253,232
iShares MSCI Italy ETF(x)	86,824	4,638,138
iShares MSCI Mexico ETF(x)	3,748	281,962
iShares MSCI New Zealand ETF	15,400	656,756
iShares MSCI Norway ETF(x)	26,100	964,395
iShares MSCI Poland ETF	6,400	233,024
iShares MSCI Singapore ETF	26,863	758,074
iShares MSCI Spain ETF(x)	49,821	2,705,779
JPMorgan BetaBuilders Japan ETF(x)	36,050	2,484,205
JPMorgan International Research Enhanced Equity ETF(x)	128,300	9,717,442
State Street SPDR Portfolio Developed World ex-US ETF	73,100	3,337,015
State Street SPDR S&P Emerging Asia Pacific ETF	5,779	786,742
Vanguard FTSE Developed Markets ETF	44,200	2,832,336
Vanguard FTSE Emerging Markets ETF	91,200	4,929,360
Vanguard FTSE Europe ETF	271,900	22,412,717
Vanguard FTSE Pacific ETF(x)	38,500	3,762,605

Total Exchange Traded Funds (9.1%) (Cost $67,439,760)		105,058,421

	Number of Rights	Value (Note 1)
RIGHTS:
Italy (0.0%)†
Telecom Italia SpA, expiring 4/1/26*	521,889	5

Singapore (0.0%)†
CapitaLand Ascendas REIT, expiring 4/15/26*	3,256	304

Total Rights (0.0%)† (Cost $–)		309

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (3.1%)
Allspring Government Money Market Fund, Select Shares 3.60% (7 day yield) (xx)	21,000,000	$21,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	8,319,541	8,319,541
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.58% (7 day yield) (xx)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 3.60% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		36,319,541

Total Short-Term Investments (3.1%) (Cost $36,319,541)		36,319,541

Total Investments in Securities (92.2%) (Cost $572,522,912)		1,065,954,683
Other Assets Less Liabilities (7.8%)		89,739,697

Net Assets (100%)		$1,155,694,380

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the market value or fair value, as applicable, of these securities amounted to $8,161,706 or 0.7% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $66,909,308. This was collateralized by $32,555,796 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.375%, maturing 4/15/26 – 11/15/55 and by cash of $36,319,541 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Sector Weightings as of March 31, 2026	Market Value	% of Net Assets
Financials	$205,450,539	17.8%
Industrials	177,620,573	15.4
Information Technology	109,211,028	9.4
Exchange Traded Funds	105,058,421	9.1
Health Care	101,573,886	8.8
Consumer Discretionary	77,475,460	6.7
Materials	70,992,189	6.1
Consumer Staples	62,578,518	5.4
Energy	38,168,028	3.3
Communication Services	37,996,432	3.3
Investment Companies	36,319,541	3.1
Utilities	31,145,156	2.7
Real Estate	12,364,912	1.1
Cash and Other	89,739,697	7.8

		100.0%

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares MSCI Belgium ETF	52,997	1,492,070	—	(227,822)	118,386	(94,213)	1,288,421	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	696	6/2026	EUR	44,205,714	(1,267,749)
FTSE 100 Index	205	6/2026	GBP	27,673,763	(231,237)
SPI 200 Index	74	6/2026	AUD	10,866,057	(151,055)
TOPIX Index	122	6/2026	JPY	26,936,013	(297,294)

					(1,947,335)

Forward Foreign Currency Contracts outstanding as of March 31, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	727,707	AUD	1,039,151	Standard Chartered Bank	6/18/2026	11,567
USD	726,477	AUD	1,030,783	UBS AG	6/18/2026	16,104
USD	14,495,576	EUR	12,387,907	BNP Paribas	6/18/2026	126,026

Total unrealized appreciation						153,697

AUD	16,379,798	USD	11,696,589	BNP Paribas	6/18/2026	(408,305)
GBP	6,941,237	USD	9,340,851	BNP Paribas	6/18/2026	(155,607)
JPY	897,150,920	USD	5,739,410	BNP Paribas	6/18/2026	(49,434)

Total unrealized depreciation						(613,346)

Net unrealized depreciation						(459,649)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$1,625,019	$48,150,756	$—	$49,775,775
Austria	—	5,525,703	—	5,525,703
Belgium	—	9,396,570	—	9,396,570
Brazil	7,744,439	276,032	—	8,020,471
Canada	12,280,003	—	—	12,280,003
Chile	2,301,205	514,579	—	2,815,784
China	1,395,313	11,520,236	—	12,915,549
Colombia	2,432,655	—	—	2,432,655
Czech Republic	—	158,758	—	158,758
Denmark	541,563	10,774,083	—	11,315,646
Finland	—	7,067,594	—	7,067,594
France	—	82,706,271	—	82,706,271
Germany	—	75,398,404	—	75,398,404
Hong Kong	488,172	14,945,008	—	15,433,180
India	2,470,253	2,916,230	—	5,386,483
Indonesia	325,475	—	—	325,475
Ireland	692,347	3,253,289	—	3,945,636
Israel	2,728,842	4,933,994	—	7,662,836
Italy	—	30,343,832	—	30,343,832
Ivory Coast	—	328,732	—	328,732
Japan	—	174,892,018	—	174,892,018
Luxembourg	—	2,467,611	—	2,467,611
Macau	—	876,653	—	876,653
Mexico	3,069,758	277,758	—	3,347,516
Netherlands	2,424,813	41,029,246	—	43,454,059
New Zealand	—	1,292,294	—	1,292,294
Nigeria	—	122,067	—	122,067
Norway	2,174,861	8,511,957	—	10,686,818
Peru	1,830,555	—	—	1,830,555
Poland	—	127,908	—	127,908
Portugal	—	1,199,964	—	1,199,964
Singapore	1,144,671	13,633,119	—	14,777,790
South Africa	—	2,379,527	—	2,379,527
South Korea	—	6,335,222	—	6,335,222
Spain	—	27,305,634	—	27,305,634
Sweden	—	24,611,936	—	24,611,936
Switzerland	—	34,303,683	—	34,303,683
Taiwan	1,980,049	21,229,986	—	23,210,035
Thailand	—	462,153	—	462,153
United Kingdom	539,033	109,297,233	—	109,836,266
United States	12,741,275	85,080,071	—	97,821,346
Exchange Traded Funds	105,058,421	—	—	105,058,421
Forward Currency Contracts	—	153,697	—	153,697
Rights
Italy	—	5	—	5
Singapore	—	304	—	304
Short-Term Investments
Investment Companies	36,319,541	—	—	36,319,541

Total Assets	$202,308,263	$863,800,117	$—	$1,066,108,380

Liabilities:
Forward Currency Contracts	$—	$(613,346)	$—	$(613,346)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Futures	$(1,947,335)	$—	$—	$(1,947,335)

Total Liabilities	$(1,947,335)	$(613,346)	$—	$(2,560,681)

Total	$200,360,928	$863,186,771	$—	$1,063,547,699

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$489,296,443
Aggregate gross unrealized depreciation	(34,111,035)

Net unrealized appreciation	$455,185,408

Federal income tax cost of investments in securities and derivative instruments, if applicable	$608,362,291

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (11.0%)
AGL Energy Ltd.	70,710	$482,403
ALS Ltd.	59,940	870,347
AMP Ltd.	298,993	273,422
Ampol Ltd.	28,143	649,300
Ansell Ltd.(x)	16,986	332,483
ANZ Group Holdings Ltd.	355,970	8,948,478
APA Group	155,320	1,068,059
ARB Corp. Ltd.(x)	9,265	134,740
Arena REIT (REIT)	48,558	109,888
Aristocrat Leisure Ltd.	72,362	2,299,255
ASX Ltd.	22,924	832,256
Atlas Arteria Ltd.	114,798	340,164
AUB Group Ltd.(x)	15,376	260,175
Aurizon Holdings Ltd.	202,445	558,103
Aussie Broadband Ltd.(x)	32,825	110,346
Austal Ltd.*	36,386	122,800
AVZ Minerals Ltd.(r)(x)*	316,830	—
Bank of Queensland Ltd.(x)	78,118	362,727
Beach Energy Ltd.(x)	188,594	166,803
Bega Cheese Ltd.(x)	32,097	133,816
Bellevue Gold Ltd.*	174,873	188,817
Bendigo & Adelaide Bank Ltd.	67,114	460,354
BHP Group Ltd.	599,809	21,915,951
BlueScope Steel Ltd.	51,736	920,113
Brambles Ltd.	160,380	2,506,086
Breville Group Ltd.(x)	11,973	219,243
BWP Property Group Ltd. (REIT)	66,727	171,842
Capricorn Metals Ltd.	53,879	428,950
CAR Group Ltd.(x)	44,692	722,734
Catalyst Metals Ltd.*	30,777	139,425
Centuria Capital Group (REIT)(x)	98,032	108,761
Centuria Industrial REIT (REIT)	62,841	125,209
Challenger Ltd.	65,347	376,173
Charter Hall Group (REIT)	55,860	725,639
Charter Hall Long Wale REIT (REIT)	79,236	183,781
Charter Hall Retail REIT (REIT)	60,723	160,334
Cleanaway Waste Management Ltd.	264,553	418,661
Cochlear Ltd.	7,723	906,952
Codan Ltd.	13,961	307,474
Coles Group Ltd.	158,504	2,405,747
Commonwealth Bank of Australia	197,632	23,084,811
Computershare Ltd.	64,208	1,268,031
Corporate Travel Management Ltd.(r)*	14,153	141,229
CSL Ltd.	57,295	5,628,572
Dalrymple Bay Infrastructure Ltd.	58,548	205,245
Data#3 Ltd.(x)	18,314	84,406
Deep Yellow Ltd.(x)*	115,106	144,995
Deterra Royalties Ltd.	49,991	139,982
Dexus (REIT)	127,022	522,771
Domino’s Pizza Enterprises Ltd.(x)	8,156	92,349
Downer EDI Ltd.	78,316	417,085
DroneShield Ltd.(m)(x)*	108,515	297,304
Dyno Nobel Ltd.	191,239	414,716
Eagers Automotive Ltd.(x)	23,343	365,334
Elders Ltd.(x)	22,797	114,775
Emerald Resources NL*	68,654	264,963
Endeavour Group Ltd.(x)	180,261	406,634
Evolution Mining Ltd.	239,812	2,173,361
EVT Ltd.(x)	12,476	115,061
Flight Centre Travel Group Ltd.(x)	21,835	164,320
Fortescue Ltd.	196,354	2,773,699
Generation Development Group Ltd.(x)	42,477	124,321
Genesis Minerals Ltd.(x)*	134,906	574,475
Glencore plc	1,708,239	13,016,784
Goodman Group (REIT)	241,487	4,298,937
GPT Group (The) (REIT)	226,226	710,288
GrainCorp Ltd., Class A	26,253	120,377
Greatland Resources Ltd.*	61,986	507,147
Guzman y Gomez Ltd.(x)	6,596	73,684
Harvey Norman Holdings Ltd.	66,218	227,118
Helia Group Ltd.	32,180	117,223
HomeCo Daily Needs REIT (REIT)(m)	226,024	185,073
HUB24 Ltd.	9,657	560,356
IDP Education Ltd.(x)	32,871	94,440
IGO Ltd.*	81,383	448,538
Iluka Resources Ltd.	50,747	235,620
Imdex Ltd.	60,447	162,376
Ingenia Communities Group (REIT)	48,135	133,867
Insignia Financial Ltd.*	79,211	259,434
Insurance Australia Group Ltd.	279,335	1,405,717
IperionX Ltd.(x)*	37,533	95,377
IRESS Ltd.	22,059	107,254
JB Hi-Fi Ltd.	12,912	652,139
Judo Capital Holdings Ltd.(x)*	132,395	124,584
Lendlease Corp. Ltd.	77,486	177,446
Liontown Ltd.*	270,321	324,832
Lottery Corp. Ltd. (The)	262,859	979,738
Lovisa Holdings Ltd.(x)	7,847	116,810
Lynas Rare Earths Ltd.*	109,357	1,486,138
Macquarie Group Ltd.	41,861	5,939,255
Magellan Financial Group Ltd.	18,057	124,249
Medibank Pvt. Ltd.	325,242	984,289
Megaport Ltd.(x)*	20,967	109,464
Mesoblast Ltd.(x)*	114,286	173,169
Metcash Ltd.(x)	129,875	266,811
Mineral Resources Ltd.*	20,773	781,918
Mirvac Group (REIT)	465,999	574,508
Monadelphous Group Ltd.	11,813	224,203
National Australia Bank Ltd.	362,268	10,477,283
National Storage REIT (REIT)	165,816	317,405
Netwealth Group Ltd.(x)	15,068	230,476
Neuren Pharmaceuticals Ltd.(x)*	14,956	123,227
New Hope Corp. Ltd.(x)	60,756	244,057
NEXTDC Ltd.*	75,785	607,495
nib holdings Ltd.(x)	57,626	254,319
Nick Scali Ltd.(x)	9,293	103,240
Nine Entertainment Co. Holdings Ltd.(x)	149,820	98,435
Northern Star Resources Ltd.	168,967	2,466,720
NRW Holdings Ltd.	54,262	201,774
Ora Banda Mining Ltd.(x)*	167,984	140,326
Orica Ltd.	55,092	771,066
Origin Energy Ltd.	203,453	1,743,668
Orora Ltd.(x)	145,707	191,521
Paladin Energy Ltd.(x)*	53,065	420,142
Pantoro Gold Ltd.*	40,500	95,750
Perenti Ltd.	110,998	151,719
Perpetual Ltd.(x)	12,825	141,398
Perseus Mining Ltd.	159,577	590,378
PEXA Group Ltd.(x)*	15,941	168,244
Pinnacle Investment Management Group Ltd.	21,848	216,239
PLS Group Ltd.*	361,359	1,319,258
Predictive Discovery Ltd.*	255,216	135,410
Premier Investments Ltd.(x)	11,518	100,679
Pro Medicus Ltd.(x)	6,539	540,225
Qantas Airways Ltd.	178,706	1,049,562
QBE Insurance Group Ltd.	177,803	2,612,462
Qube Holdings Ltd.	209,058	701,856

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Ramelius Resources Ltd.	227,312	$603,668
Ramsay Health Care Ltd.(x)	22,354	609,280
REA Group Ltd.(x)	5,929	656,667
Reece Ltd.(x)	26,877	247,693
Region Group (REIT)	136,374	214,061
Regis Resources Ltd.	89,430	428,086
Resolute Mining Ltd.*	252,424	252,527
Rio Tinto Ltd.	43,911	4,937,082
Rio Tinto plc	168,045	15,620,079
Sandfire Resources Ltd.*	54,552	620,890
Santos Ltd.	383,555	2,106,430
Scentre Group (REIT)	616,048	1,421,306
SEEK Ltd.	42,187	406,255
SGH Ltd.	23,552	667,946
Sigma Healthcare Ltd.(x)	681,643	1,253,330
Silex Systems Ltd.*	28,232	108,546
SiteMinder Ltd.(x)*	30,623	63,204
Sonic Healthcare Ltd.(x)	58,368	826,167
South32 Ltd.	529,844	1,592,673
SRG Global Ltd.	73,999	126,678
Steadfast Group Ltd.	131,324	387,573
Stockland (REIT)	286,077	856,724
Suncorp Group Ltd.	127,896	1,426,832
Super Retail Group Ltd.(x)	19,202	171,502
Superloop Ltd.(x)*	60,787	138,947
Tabcorp Holdings Ltd.	270,352	178,328
Technology One Ltd.(x)	35,955	691,750
Telix Pharmaceuticals Ltd.(x)*	34,408	329,448
Telstra Group Ltd.	1,329,185	4,895,449
Temple & Webster Group Ltd.*	11,790	59,108
TPG Telecom Ltd.	53,321	148,176
Transurban Group	367,850	3,575,008
Treasury Wine Estates Ltd.	95,357	247,727
Tuas Ltd.*	34,325	146,790
Vault Minerals Ltd.	123,213	370,750
Ventia Services Group Pty. Ltd.	97,591	354,153
Vicinity Ltd. (REIT)	461,733	749,123
Virgin Australia International Holdings Pty. Ltd.(r)*	190,064	—
Viva Energy Group Ltd.(m)(x)	134,390	236,011
Vulcan Energy Resources Ltd.*	47,973	107,377
Washington H Soul Pattinson & Co. Ltd.(x)	42,176	1,178,941
Waypoint REIT Ltd. (REIT)	78,506	127,783
WEB Travel Group Ltd.*	42,674	79,333
Wesfarmers Ltd.	134,075	6,796,584
West African Resources Ltd.*	134,907	305,807
Westgold Resources Ltd.	111,583	475,754
Westpac Banking Corp.	403,931	11,096,451
Whitehaven Coal Ltd.	97,560	616,561
WiseTech Global Ltd.	25,005	682,485
Woodside Energy Group Ltd.	224,516	5,354,835
Woolworths Group Ltd.	144,268	3,632,623
Worley Ltd.	56,187	437,501
Yancoal Australia Ltd.	46,782	265,243
Zip Co. Ltd.(x)*	150,065	167,099

		232,030,091

Austria (0.0%)†
Mondi plc	70,743	796,492

Belgium (0.6%)
Anheuser-Busch InBev SA/NV	178,564	12,390,599

Brazil (0.0%)†
Karoon Energy Ltd.	84,835	117,785

Canada (0.0%)†
Capstone Copper Corp. (CRDI)*	22,971	170,646
Champion Iron Ltd.(x)	47,862	176,229
NexGen Energy Ltd. (CRDI)*	16,873	193,746

		540,621

Chile (0.1%)
Antofagasta plc	55,309	2,460,520

China (0.5%)
Prosus NV	213,858	9,776,094

Finland (0.5%)
Nordea Bank Abp	596,115	10,260,716

France (10.6%)
Air Liquide SA	100,747	20,753,911
Airbus SE	102,336	19,221,295
AXA SA	306,723	14,061,920
BNP Paribas SA	180,587	17,202,897
Cie de Saint-Gobain SA	86,057	7,082,082
Danone SA	111,334	8,941,478
EssilorLuxottica SA	54,451	12,672,666
Hermes International SCA	6,108	11,665,669
L’Oreal SA	41,821	17,149,351
LVMH Moet Hennessy Louis Vuitton SE	43,476	24,166,789
Safran SA	64,222	21,003,354
TotalEnergies SE	380,593	35,141,386
Vinci SA	101,263	15,165,902

		224,228,700

Georgia (0.0%)†
Lion Finance Group plc	5,494	681,479

Germany (11.2%)
adidas AG	31,304	4,933,077
Allianz SE (Registered)	66,160	27,415,898
BASF SE	155,222	9,379,486
Bayer AG (Registered)	170,857	7,767,340
Bayerische Motoren Werke AG	48,619	4,390,997
Deutsche Bank AG (Registered)	332,275	9,723,027
Deutsche Boerse AG	32,400	9,419,848
Deutsche Post AG	164,540	8,485,522
Deutsche Telekom AG (Registered)	612,000	22,566,919
Infineon Technologies AG	227,117	9,979,112
Mercedes-Benz Group AG	125,195	7,584,888
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	22,721	14,153,577
Rheinmetall AG	8,000	13,341,615
SAP SE	177,675	30,068,478
Siemens AG (Registered)	130,783	31,020,464
Siemens Energy AG	134,468	22,130,143
Volkswagen AG (Preference)(q)	35,862	3,591,288

		235,951,679

Greece (0.0%)†
Metlen Energy & Metals plc(x)*	18,071	705,452

Hong Kong (0.3%)
Prudential plc	412,794	5,756,548

Indonesia (0.0%)†
Nickel Industries Ltd.*	297,340	185,269

Italy (3.2%)
Coca-Cola HBC AG	32,498	1,842,281
Enel SpA	1,351,026	14,708,432
Eni SpA	333,695	9,475,701
Ferrari NV	20,927	7,053,872
Intesa Sanpaolo SpA	2,660,476	16,172,287
UniCredit SpA	262,254	18,897,352

		68,149,925

Ivory Coast (0.1%)
Endeavour Mining plc	32,731	1,981,533

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Japan (24.8%)
77 Bank Ltd. (The)	16,380	$322,618
ABC-Mart, Inc.	11,100	177,472
Acom Co. Ltd.	36,258	106,476
ADEKA Corp.	5,816	134,512
Advantest Corp.	52,383	7,087,193
Aeon Co. Ltd.	208,061	2,483,325
AEON Financial Service Co. Ltd.	10,296	102,001
Aeon Hokkaido Corp.(x)	6,749	37,874
AGC, Inc.	16,996	599,377
Ai Holdings Corp.	4,238	72,818
Aica Kogyo Co. Ltd.	5	115
Aichi Financial Group, Inc.	16,555	146,399
Aiful Corp.(r)	39,547	111,386
Ain Holdings, Inc.	2,727	97,369
Air Water, Inc.	14,881	202,632
Airtrip Corp.	8,559	36,967
Aisan Industry Co. Ltd.	7,700	90,202
Aisin Corp.	42,461	587,776
Ajinomoto Co., Inc.	81,260	2,278,418
Akita Bank Ltd. (The)	4,106	129,105
Alfresa Holdings Corp.	13,732	221,283
Alpen Co. Ltd.	4,000	51,977
Alpha Systems, Inc.	3,196	68,317
Alps Alpine Co. Ltd.	16,017	216,712
ALSOK Co. Ltd.	31,635	252,991
Amada Co. Ltd.	27,419	380,410
Amano Corp.	5,299	126,987
Amvis Holdings, Inc.	3,000	7,912
ANA Holdings, Inc.	45,238	804,340
and ST HD Co. Ltd.	4,227	78,814
Anritsu Corp.	11,754	211,261
Aozora Bank Ltd.	10,221	163,311
Appier Group, Inc.(x)	8,814	44,605
Arclands Corp.	3,733	42,128
ARE Holdings, Inc.	5,730	124,954
Argo Graphics, Inc.	13,236	121,033
Ariake Japan Co. Ltd.	1,540	54,559
Artience Co. Ltd.	1,695	40,549
As One Corp.	5,908	82,576
Asahi Group Holdings Ltd.	125,655	1,261,070
Asahi Intecc Co. Ltd.	21,990	469,140
Asahi Kasei Corp.	115,868	1,121,981
Asics Corp.	65,483	1,741,275
ASKUL Corp.	4,548	31,926
Astellas Pharma, Inc.	149,430	2,439,742
Aucnet, Inc.(x)	12,334	94,022
Autobacs Seven Co. Ltd.	5,122	50,754
Awa Bank Ltd. (The)	2,224	81,507
Axial Retailing, Inc.	8,516	67,250
Azbil Corp.	47,328	409,520
Bandai Namco Holdings, Inc.	47,836	1,181,572
Base Co. Ltd.	2,953	59,763
baudroie, Inc.	5,137	60,263
BayCurrent, Inc.	13,549	394,304
Belc Co. Ltd.	2,242	107,341
Bell System24 Holdings, Inc.	13,200	121,238
Bic Camera, Inc.(x)	10,045	110,012
BIPROGY, Inc.	5,369	158,153
Blue Zones Holdings Co. Ltd.	10,520	126,787
BML, Inc.	2,892	74,379
Bridgestone Corp.	90,073	1,869,545
Brother Industries Ltd.	22,856	419,466
Buffalo, Inc.	4	61
Bunka Shutter Co. Ltd.	6,786	82,140
Calbee, Inc.	7,612	147,341
Canon Marketing Japan, Inc.	6,960	153,327
Canon, Inc.	76,444	2,128,935
Capcom Co. Ltd.	34,230	725,841
Casio Computer Co. Ltd.	13,340	118,966
CCI Group, Inc.	10,840	64,808
Central Glass Co. Ltd.	3,878	98,279
Central Japan Railway Co.	70,424	1,823,634
Change Holdings, Inc.	12,222	72,787
Chiba Bank Ltd. (The)	45,706	588,899
Chofu Seisakusho Co. Ltd.	3,200	40,462
Chubu Electric Power Co., Inc.	61,364	1,007,383
Chudenko Corp.	4,078	119,075
Chugai Pharmaceutical Co. Ltd.	53,581	2,964,549
Chugin Financial Group, Inc.	13,443	239,772
Chugoku Electric Power Co., Inc. (The)	24,265	153,926
Citizen Watch Co. Ltd.	16,406	174,056
CKD Corp.	4,836	136,148
Cleanup Corp.	10,500	61,349
Coca-Cola Bottlers Japan Holdings, Inc.	14,253	324,515
Colowide Co. Ltd.	5,764	66,252
COMSYS Holdings Corp.	10,500	335,992
Comture Corp.	3,705	33,969
Cosel Co. Ltd.	957	6,921
Cosmo Energy Holdings Co. Ltd.	8,282	232,085
Create Restaurants Holdings, Inc.(x)	22,268	107,285
Create SD Holdings Co. Ltd.	2,762	57,690
Credit Saison Co. Ltd.	13,432	347,919
Curves Holdings Co. Ltd.(x)	10,714	50,259
CyberAgent, Inc.	35,482	300,722
Dai Nippon Printing Co. Ltd.	32,866	596,821
Daicel Corp.	22,828	178,597
Dai-Dan Co. Ltd.	9,429	160,937
Daido Steel Co. Ltd.	16,660	196,057
Daifuku Co. Ltd.	27,252	952,109
Daiho Corp.	7,140	34,975
Daiichi Life Group, Inc.	322,039	2,942,817
Daiichi Sankyo Co. Ltd.	157,174	2,771,052
Daiki Aluminium Industry Co. Ltd.	6,333	57,150
Daikin Industries Ltd.	22,066	2,676,956
Daio Paper Corp.	8,061	52,478
Daiseki Co. Ltd.	2,316	56,931
Daishi Hokuetsu Financial Group, Inc.	15,525	186,409
Daito Trust Construction Co. Ltd.	27,245	634,551
Daiwa House Industry Co. Ltd.	45,101	1,409,838
Daiwa Securities Group, Inc.	121,877	1,146,392
DCM Holdings Co. Ltd.	10,117	102,853
Denka Co. Ltd.	5,919	134,304
Denso Corp.	165,887	2,059,666
Dentsu Group, Inc.*	18,243	313,124
Dexerials Corp.	16,359	225,413
DIC Corp.	8,900	208,098
Digital Arts, Inc.	1,151	38,094
Digital Garage, Inc.	3,387	42,063
dip Corp.(x)	2,786	36,777
Disco Corp.	8,038	3,220,801
DMG Mori Co. Ltd.(x)	11,229	171,997
Doutor Nichires Holdings Co. Ltd.	5,044	93,892
Dowa Holdings Co. Ltd.	5,600	319,297
Duskin Co. Ltd.	4,370	116,624
Earth Corp.	1,236	37,046
East Japan Railway Co.	93,621	2,136,634
Ebara Corp.	35,025	986,917
EDION Corp.	43	587
Eiken Chemical Co. Ltd.	478	9,289
Eisai Co. Ltd.	21,105	655,884

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Eizo Corp.	5,266	$68,688
Elan Corp.	9,238	42,361
Elecom Co. Ltd.	4,016	40,706
Electric Power Development Co. Ltd.	12,851	353,593
ENEOS Holdings, Inc.	235,542	2,101,947
Exedy Corp.	3,400	119,939
EXEO Group, Inc.	19,600	334,766
Ezaki Glico Co. Ltd.	4,571	169,894
FANUC Corp.	81,180	2,827,448
Fast Retailing Co. Ltd.	11,793	4,693,760
Financial Partners Group Co. Ltd.(x)	5,886	59,030
Food & Life Cos. Ltd.	9,290	549,810
FP Corp.	3,160	47,190
FP Partner, Inc.(x)	7,904	118,784
Fudo Tetra Corp.	6,411	121,627
Fuji Co. Ltd.	3,941	51,964
Fuji Corp.	5,877	179,283
Fuji Electric Co. Ltd.	12,064	844,801
Fuji Kyuko Co. Ltd.	2,194	33,805
Fuji Media Holdings, Inc.	15,216	385,913
Fuji Oil Co. Ltd.	4,030	92,474
Fuji Seal International, Inc.	4,473	73,504
FUJIFILM Holdings Corp.	101,443	1,927,989
Fujikura Ltd.	132,408	3,602,687
Fujimi, Inc.	6,846	120,281
Fujitsu Ltd.	155,568	3,161,541
Fukui Computer Holdings, Inc.	1,895	37,717
Fukuoka Financial Group, Inc.	12,987	493,078
Fukuyama Transporting Co. Ltd.	2,128	72,030
FULLCAST Holdings Co. Ltd.	4,492	47,302
Funai Soken Holdings, Inc.(x)	7,662	55,453
Furukawa Electric Co. Ltd.	5,789	1,106,135
Fuso Chemical Co. Ltd.	5,061	90,766
Futaba Industrial Co. Ltd.	9,500	57,996
Future Corp.	8,216	82,912
Galilei Co. Ltd.	4,744	107,651
Geo Holdings Corp.	6,023	64,664
Giken Ltd.(x)	5,478	68,476
GLOBERIDE, Inc.	2,998	39,873
Glory Ltd.	4,557	116,002
GMO GlobalSign Holdings KK	3,313	40,680
GMO internet group, Inc.	5,420	99,807
GMO Internet, Inc.(x)	5,707	25,451
GMO Payment Gateway, Inc.(x)	3,903	205,562
Goldwin, Inc.	8,748	122,906
GREE Holdings, Inc.	19,104	44,674
grems, Inc.	7,262	126,844
GS Yuasa Corp.	5,471	188,054
G-Tekt Corp.	5,327	61,724
GungHo Online Entertainment, Inc.	4,739	73,386
Gunma Bank Ltd. (The)	29,571	392,059
Gunze Ltd.	4,484	105,801
H.U. Group Holdings, Inc.	5,042	102,579
H2O Retailing Corp.	8,630	130,584
Hachijuni Nagano Bank Ltd.	43,000	540,084
Hakuhodo DY Holdings, Inc.	27,115	176,773
Hakuto Co. Ltd.	4,412	117,525
Halows Co. Ltd.	3,661	99,085
Hamamatsu Photonics KK(x)	26,724	308,410
Hankyu Hanshin Holdings, Inc.	22,548	651,821
Hanwa Co. Ltd.	14,590	145,850
Haseko Corp.	16,475	306,161
Hazama Ando Corp.	13,771	171,826
Heiwa Corp.	4,550	53,800
Heiwado Co. Ltd.	2,453	46,008
Hikari Tsushin, Inc.	1,831	463,543
Hino Motors Ltd.(r)*	22,963	55,995
Hioki EE Corp.(x)	1,430	64,333
Hirogin Holdings, Inc.	22,190	245,376
Hirose Electric Co. Ltd.	2,789	364,169
Hiroshima Gas Co. Ltd.	39,439	100,028
HIS Co. Ltd.	3,292	21,845
Hisamitsu Pharmaceutical Co., Inc.	3,740	142,549
Hitachi Construction Machinery Co. Ltd.	6,567	224,683
Hitachi Ltd.	424,483	12,405,779
Hochiki Corp.	10,065	134,772
Hokkaido Electric Power Co., Inc.	22,712	154,701
Hokuetsu Corp.	10,903	63,378
Hokuhoku Financial Group, Inc.	10,686	402,256
Hokuriku Electric Power Co.	17,392	118,293
Honda Motor Co. Ltd.	361,007	2,922,201
Horiba Ltd.(x)	3,816	445,165
Hoshizaki Corp.(x)	11,077	355,202
Hosiden Corp.	6,570	108,144
House Foods Group, Inc.	5,762	110,837
Hoya Corp.	31,099	5,364,452
Hulic Co. Ltd.(x)	48,903	569,283
Hyakugo Bank Ltd. (The)	17,673	171,593
Ibiden Co. Ltd.	20,108	986,145
Ichibanya Co. Ltd.(x)	6,340	36,762
Ichigo, Inc.	44,705	132,605
Idec Corp.	3,977	76,076
Idemitsu Kosan Co. Ltd.	73,864	718,081
IDOM, Inc.	10,714	85,538
IHI Corp.	87,491	1,788,127
Iida Group Holdings Co. Ltd.	15,482	235,426
I’ll, Inc.	3,109	46,992
Inaba Denki Sangyo Co. Ltd.	12,124	201,349
Inabata & Co. Ltd.	2,307	58,123
Infomart Corp.	19,428	57,796
INFRONEER Holdings, Inc.	20,727	288,540
Inpex Corp.	78,264	2,296,410
Insource Co. Ltd.(x)	9,158	40,697
Internet Initiative Japan, Inc.	9,252	143,826
Iriso Electronics Co. Ltd.	1,764	36,254
Isetan Mitsukoshi Holdings Ltd.	29,788	544,373
Isuzu Motors Ltd.	44,072	633,074
Ito En Ltd.	5,340	100,287
ITOCHU Corp.	582,576	7,404,783
Itochu Enex Co. Ltd.	6,062	76,324
Itoham Yonekyu Holdings, Inc.	2,537	92,107
Iwatani Corp.	15,176	194,131
Iyogin Holdings, Inc.	24,000	439,044
Izumi Co. Ltd.	10,365	68,290
J Front Retailing Co. Ltd.	22,829	351,353
JAC Recruitment Co. Ltd.	16,260	87,390
Jaccs Co. Ltd.	1,844	47,053
JAFCO Group Co. Ltd.	5,476	78,512
Japan Airlines Co. Ltd.	40,833	664,355
Japan Airport Terminal Co. Ltd.	6,373	208,828
Japan Aviation Electronics Industry Ltd.	3,585	51,848
Japan Cash Machine Co. Ltd.	6,102	39,696
Japan Elevator Service Holdings Co. Ltd.	13,376	138,919
Japan Exchange Group, Inc.	98,295	1,141,290
Japan Investment Adviser Co. Ltd.(x)	5,106	61,916
Japan Lifeline Co. Ltd.	7,771	67,637
Japan Material Co. Ltd.	5,450	56,386
Japan Petroleum Exploration Co. Ltd.	14,050	231,534
Japan Post Bank Co. Ltd.	177,812	2,925,389
Japan Post Holdings Co. Ltd.	153,866	1,765,249
Japan Post Insurance Co. Ltd.	58,827	594,314

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Japan Steel Works Ltd. (The)	5,779	$314,674
Japan Tobacco, Inc.	100,118	3,841,575
Japan Wool Textile Co. Ltd. (The)	5,449	63,228
JCU Corp.	1,541	52,748
Jeol Ltd.	3,266	121,242
JFE Holdings, Inc.	52,149	607,446
JGC Holdings Corp.	18,595	274,601
JMDC, Inc.*	2,736	56,997
Joyful Honda Co. Ltd.	6,398	85,749
JSB Co. Ltd.(x)	4,372	139,080
JTEKT Corp.	17,798	189,847
JX Advanced Metals Corp.	46,927	1,020,021
Kadokawa Corp.	9,702	233,641
Kagome Co. Ltd.	8,701	154,442
Kajima Corp.	36,441	1,384,323
Kakaku.com, Inc.	10,929	143,282
Kaken Pharmaceutical Co. Ltd.	2,834	74,382
Kameda Seika Co. Ltd.	5,028	46,004
Kamigumi Co. Ltd.	8,622	298,359
Kanadevia Corp.	13,019	84,389
Kanamoto Co. Ltd.	2,948	81,758
Kandenko Co. Ltd.	10,349	393,875
Kaneka Corp.	4,203	128,243
Kanematsu Corp.	16,216	230,442
Kansai Electric Power Co., Inc. (The)	90,091	1,483,927
Kansai Paint Co. Ltd.	18,311	274,115
Kao Corp.(x)	41,450	1,619,665
Kappa Create Co. Ltd.*	4,080	40,396
Katitas Co. Ltd.	5,812	116,755
Kato Sangyo Co. Ltd.(x)	2,563	108,778
Kawasaki Heavy Industries Ltd.	62,230	1,180,757
Kawasaki Kisen Kaisha Ltd.	35,242	593,309
KDDI Corp.	235,072	4,025,585
KeePer Technical Laboratory Co. Ltd.(x)	2,208	42,104
Keihan Holdings Co. Ltd.	8,105	165,579
Keihanshin Building Co. Ltd.	3,858	47,476
Keikyu Corp.	24,606	237,563
Keio Corp.	43,170	210,966
Keisei Electric Railway Co. Ltd.	32,853	245,042
Kewpie Corp.	9,180	234,533
Key Coffee, Inc.	4,000	49,894
Keyence Corp.	16,485	5,838,249
KH Neochem Co. Ltd.	3,353	58,524
Kikkoman Corp.	60,880	554,959
Kinden Corp.	11,405	514,666
Kintetsu Department Store Co. Ltd.	2,816	31,637
Kintetsu Group Holdings Co. Ltd.	17,144	349,432
Kioxia Holdings Corp.*	10,125	1,287,152
Kirin Holdings Co. Ltd.	70,527	1,122,116
Kissei Pharmaceutical Co. Ltd.	3,193	94,177
Ki-Star Real Estate Co. Ltd.	4,112	86,508
Kitz Corp.	6,541	75,572
Kiyo Bank Ltd. (The)	5,404	133,015
Koa Corp.	13,134	124,386
Kobayashi Pharmaceutical Co. Ltd.(x)	4,615	171,970
Kobe Bussan Co. Ltd.	14,292	310,639
Kobe Steel Ltd.	33,016	398,582
Koei Tecmo Holdings Co. Ltd.	11,028	112,542
Kohnan Shoji Co. Ltd.	2,315	59,781
Koito Manufacturing Co. Ltd.	19,178	297,949
Kojima Co. Ltd.(x)	9,719	80,260
Kokusai Electric Corp.	19,241	637,566
Kokuyo Co. Ltd.(x)	31,928	174,108
Komatsu Ltd.	80,450	3,158,060
KOMEDA Holdings Co. Ltd.(x)	4,896	91,434
Komeri Co. Ltd.	3,475	77,086
Komori Corp.	7,900	77,212
Konami Group Corp.	7,136	887,860
Kosaido Holdings Co. Ltd.	14,890	46,397
Kose Holdings Corp.(x)	3,360	125,323
Koshidaka Holdings Co. Ltd.(x)	10,956	75,034
Kotobuki Spirits Co. Ltd.	8,160	94,590
Kraftia Corp.	3,588	217,503
KU Holdings Co. Ltd.	15,242	114,167
Kubota Corp.(x)	90,523	1,428,367
Kumiai Chemical Industry Co. Ltd.	9,350	45,943
Kura Sushi, Inc.(x)	3,446	78,959
Kuraray Co. Ltd.	20,412	214,925
Kureha Corp.	3,963	99,764
Kurita Water Industries Ltd.	9,006	428,517
KYB Corp.	3,846	101,407
Kyocera Corp.	104,876	1,621,330
Kyoei Steel Ltd.	7,738	114,843
Kyoritsu Maintenance Co. Ltd.	5,340	82,322
Kyoto Financial Group, Inc.	21,664	565,004
Kyowa Kirin Co. Ltd.	20,521	338,980
Kyushu Electric Power Co., Inc.	39,343	452,964
Kyushu Financial Group, Inc.	34,349	249,878
Kyushu Railway Co.	11,748	278,889
Lasertec Corp.	6,989	1,541,000
Leopalace21 Corp.	15,452	62,859
Life Corp.	6,084	98,344
Link And Motivation, Inc.	10,606	37,271
Lion Corp.	21,636	225,854
Lixil Corp.	29,006	299,514
LY Corp.	274,039	664,175
M&A Capital Partners Co. Ltd.(x)	5,986	112,410
M3, Inc.*	33,824	345,310
Mabuchi Motor Co. Ltd.	18,104	181,713
Macnica Holdings, Inc.	13,743	206,618
Maeda Kosen Co. Ltd.	6,346	78,336
Makita Corp.	22,583	733,473
Mandom Corp.*	4,260	82,802
Mani, Inc.	8,732	84,164
Marubeni Corp.	134,196	4,934,546
Marui Group Co. Ltd.	9,254	179,110
Maruichi Steel Tube Ltd.	23,400	212,543
Maruwa Co. Ltd.	889	311,262
Matsui Securities Co. Ltd.	14,747	88,544
MatsukiyoCocokara & Co.	30,232	483,120
Matsuya Co. Ltd.(x)	7,173	83,807
Maxell Ltd.	5,700	75,787
Mazda Motor Corp.	57,715	389,625
Mebuki Financial Group, Inc.	77,629	597,946
Media Do Co. Ltd.	9,544	95,225
Medipal Holdings Corp.	17,687	330,098
Medley, Inc.(x)*	1,414	17,056
Megmilk Snow Brand Co. Ltd.	4,854	99,399
Meidensha Corp.	3,068	150,258
Meiji Holdings Co. Ltd.	21,858	533,371
Meiko Electronics Co. Ltd.	1,480	236,209
MEITEC Group Holdings, Inc.	5,817	120,967
Menicon Co. Ltd.	8,955	96,910
Mercari, Inc.*	10,481	246,714
METAWATER Co. Ltd.	3,652	80,163
Micronics Japan Co. Ltd.	3,035	186,938
Mie Kotsu Group Holdings, Inc.	34,478	119,851
Milbon Co. Ltd.	2,308	39,385
Minebea Mitsumi, Inc.	30,892	506,744
Mirai Industry Co. Ltd.(x)	4,774	96,546
Mirait One Corp.	7,953	182,512
Miroku Jyoho Service Co. Ltd.	2,998	32,982

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
MISUMI Group, Inc.	26,577	$451,011
Mitani Sekisan Co. Ltd.	6,444	71,590
Mitsubishi Chemical Group Corp.	125,208	725,083
Mitsubishi Corp.	345,557	11,866,845
Mitsubishi Electric Corp.	183,890	6,005,385
Mitsubishi Estate Co. Ltd.	95,958	2,655,286
Mitsubishi Gas Chemical Co., Inc.	14,524	339,232
Mitsubishi HC Capital, Inc.	82,822	739,960
Mitsubishi Heavy Industries Ltd.	310,022	8,457,198
Mitsubishi Logisnext Co. Ltd.*	7,908	76,206
Mitsubishi Logistics Corp.	20,080	169,076
Mitsubishi Materials Corp.	14,300	446,941
Mitsubishi Motors Corp.	75,000	146,768
Mitsubishi Pencil Co. Ltd.(x)	3,972	58,512
Mitsubishi Research Institute, Inc.	2,488	73,969
Mitsubishi UFJ Financial Group, Inc.	1,017,881	17,197,778
Mitsui & Co. Ltd.	251,270	9,673,964
Mitsui Chemicals, Inc.	29,596	352,778
Mitsui E&S Co. Ltd.	9,032	328,225
Mitsui Fudosan Co. Ltd.	242,105	2,562,575
Mitsui High-Tec, Inc.	9,160	35,138
Mitsui Kinzoku Co. Ltd.	4,283	803,126
Mitsui OSK Lines Ltd.	31,842	1,317,909
Mitsui-Soko Holdings Co. Ltd.	5,197	132,373
Miura Co. Ltd.	8,004	160,688
MIXI, Inc.	3,456	55,602
Miyakoshi Holdings, Inc.*	15,337	65,045
Mizuho Financial Group, Inc.	232,142	9,265,913
Mizuho Leasing Co. Ltd.	9,980	88,348
Mochida Pharmaceutical Co. Ltd.	2,534	55,804
Modec, Inc.(x)	4,283	409,142
Monex Group, Inc.	14,185	60,987
Money Forward, Inc.(x)*	4,020	89,015
Monogatari Corp. (The)	2,978	88,869
MonotaRO Co. Ltd.	23,996	257,963
Morinaga Milk Industry Co. Ltd.	7,816	235,614
Morita Holdings Corp.	3,388	57,995
MOS Food Services, Inc.	3,648	97,771
MS&AD Insurance Group Holdings, Inc.	101,409	2,653,820
MTI Ltd.(x)	18,221	72,049
Murata Manufacturing Co. Ltd.	158,618	3,556,329
Musashi Seimitsu Industry Co. Ltd.	5,616	95,556
Nabtesco Corp.	11,042	275,529
Nachi-Fujikoshi Corp.	2,183	62,911
Nagase & Co. Ltd.	45,728	338,954
Nagawa Co. Ltd.	1,145	40,474
Nagoya Railroad Co. Ltd.	17,631	192,551
Namura Shipbuilding Co. Ltd.	5,182	143,094
NANKAI Co. Ltd.	9,800	189,996
Nanto Bank Ltd. (The)	13,555	122,820
NEC Capital Solutions Ltd.	4,418	113,930
NEC Corp.	110,237	2,746,405
Nexon Co. Ltd.	41,949	790,653
Nextage Co. Ltd.	4,194	84,505
NGK Corp.	22,442	581,908
NH Foods Ltd.	6,942	307,248
NHK Spring Co. Ltd.	14,535	230,497
Nichias Corp.	13,077	242,363
Nichicon Corp.	10,871	120,925
Nichiden Corp.	3,318	50,431
Nichiha Corp.	3,077	63,621
Nichirei Corp.	19,174	239,421
Nifco, Inc.	5,877	166,257
Nihon M&A Center Holdings, Inc.	25,488	102,821
Nihon Parkerizing Co. Ltd.	12,170	112,265
Nikkon Holdings Co. Ltd.	10,982	297,208
Nikon Corp.	26,926	325,932
Nintendo Co. Ltd.	103,431	5,901,862
Nippn Corp.	4,887	83,820
Nippon Ceramic Co. Ltd.(x)	1,836	39,915
Nippon Densetsu Kogyo Co. Ltd.	4,340	132,394
Nippon Electric Glass Co. Ltd.	6,101	235,516
Nippon Express Holdings, Inc.	18,171	410,278
Nippon Gas Co. Ltd.	8,442	156,959
Nippon Kanzai Holdings Co. Ltd.	4,458	81,391
Nippon Kayaku Co. Ltd.	10,745	120,460
Nippon Light Metal Holdings Co. Ltd.	5,252	93,987
Nippon Paint Holdings Co. Ltd.	90,577	565,351
Nippon Paper Industries Co. Ltd.	9,600	77,454
Nippon Parking Development Co. Ltd.	46,787	78,946
Nippon Sanso Holdings Corp.	18,844	672,790
Nippon Sharyo Ltd.	3,791	84,151
Nippon Shinyaku Co. Ltd.	4,816	157,066
Nippon Shokubai Co. Ltd.	9,848	142,362
Nippon Signal Co. Ltd.	8,900	91,141
Nippon Soda Co. Ltd.	1,900	42,245
Nippon Steel Corp.	467,612	1,717,877
Nippon Television Holdings, Inc.	13,631	274,295
Nippon Yusen KK	34,704	1,273,715
Nipro Corp.	13,900	136,912
Nishimatsu Construction Co. Ltd.	3,295	120,301
Nishimatsuya Chain Co. Ltd.	6,093	80,860
Nishi-Nippon Financial Holdings, Inc.	10,611	253,631
Nishi-Nippon Railroad Co. Ltd.	5,600	107,428
Nissan Chemical Corp.	9,008	345,629
Nissan Motor Co. Ltd.*	236,553	502,120
Nissan Shatai Co. Ltd.	15,016	90,248
Nissha Co. Ltd.	6,603	51,208
Nisshin Seifun Group, Inc.	18,778	249,026
Nisshinbo Holdings, Inc.	12,062	111,814
Nissin Foods Holdings Co. Ltd.	21,295	405,111
Nissui Corp.	20,317	173,369
Niterra Co. Ltd.	14,152	660,455
Nitori Holdings Co. Ltd.	32,710	519,516
Nitta Corp.	1,728	48,653
Nittetsu Mining Co. Ltd.	5,475	88,696
Nitto Boseki Co. Ltd.	2,097	259,688
Nitto Denko Corp.	55,965	1,119,696
Nitto Kogyo Corp.	2,395	64,929
Noevir Holdings Co. Ltd.	1,991	56,863
NOF Corp.	19,779	390,993
NOK Corp.	6,744	121,576
Nomura Co. Ltd.	11,318	92,470
Nomura Holdings, Inc.	281,320	2,225,130
Nomura Micro Science Co. Ltd.	3,627	72,322
Nomura Real Estate Holdings, Inc.	52,705	339,177
Nomura Research Institute Ltd.	32,515	900,911
Noritz Corp.	4,795	69,697
NSD Co. Ltd.	5,948	103,263
NSK Ltd.	30,498	214,893
NTN Corp.	37,117	76,537
NTT, Inc.	4,577,251	4,544,427
Nxera Pharma Co. Ltd.*	5,980	33,297
Obara Group, Inc.(x)	1,415	47,032
Obayashi Corp.	50,859	1,224,789
OBIC Business Consultants Co. Ltd.	2,838	113,047
Obic Co. Ltd.	31,241	761,300
Odakyu Electric Railway Co. Ltd.	28,087	292,378
Ogaki Kyoritsu Bank Ltd. (The)	2,098	82,706
Ohsho Food Service Corp.	2,223	43,415

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Oiles Corp.	4,560	$69,162
Oji Holdings Corp.	68,133	366,912
Okamoto Industries, Inc.	2,906	110,486
Okamura Corp.	6,912	108,681
Okasan Securities Group, Inc.	21,773	114,897
Oki Electric Industry Co. Ltd.	8,423	142,496
OKUMA Corp.	2,346	53,290
Okumura Corp.	2,739	110,826
Olympus Corp.	94,305	897,821
Omron Corp.	15,526	447,260
Ono Pharmaceutical Co. Ltd.	36,152	577,681
Onward Holdings Co. Ltd.	15,000	67,403
Open House Group Co. Ltd.	5,846	374,351
Open Up Group, Inc.	4,768	54,016
Optex Group Co. Ltd.	5,977	101,061
Optorun Co. Ltd.	5,119	86,947
Oracle Corp.(x)	3,300	180,741
Organo Corp.	2,229	200,679
Orient Corp.	6,542	40,096
Oriental Land Co. Ltd.	102,670	1,747,834
ORIX Corp.	101,201	3,031,979
Osaka Gas Co. Ltd.	28,360	1,150,052
Osaka Organic Chemical Industry Ltd.(x)	3,454	78,104
Osaka Soda Co. Ltd.	8,950	98,838
Osaka Steel Co. Ltd.*	3,450	59,951
Otsuka Corp.	19,060	365,523
Otsuka Holdings Co. Ltd.	36,454	2,573,163
PAL GROUP Holdings Co. Ltd.	4,059	37,334
PALTAC Corp.	3,995	121,697
Pan Pacific International Holdings Corp.	176,420	1,082,200
Panasonic Holdings Corp.	195,485	3,245,869
Park24 Co. Ltd.	10,900	130,989
Pasona Group, Inc.	3,788	44,705
Penta-Ocean Construction Co. Ltd.	21,476	228,330
PeptiDream, Inc.*	8,788	67,401
Persol Holdings Co. Ltd.	180,660	264,349
PHC Holdings Corp.	4,990	34,574
PIA Corp.	3,007	63,489
Pigeon Corp.(x)	10,057	103,995
PILLAR Corp.	3,146	145,190
Pilot Corp.	3,440	102,499
Piolax, Inc.	4,502	45,310
Pola Orbis Holdings, Inc.	8,224	68,020
Prestige International, Inc.	10,559	45,115
Prima Meat Packers Ltd.	3,652	63,045
Quants Research Institute Holdings, Inc.(x)	8,895	33,036
Rakus Co. Ltd.	16,462	78,057
Rakuten Bank Ltd.*	7,719	279,621
Rakuten Group, Inc.*	137,837	642,899
Recruit Holdings Co. Ltd.	127,403	5,511,571
Relo Group, Inc.	8,020	96,021
Renesas Electronics Corp.	166,776	2,368,307
Rengo Co. Ltd.	15,192	123,105
Resona Holdings, Inc.	204,059	2,270,558
Resonac Holdings Corp.	16,494	1,077,676
Resorttrust, Inc.	14,356	157,875
Ricoh Co. Ltd.	46,040	389,238
Ricoh Leasing Co. Ltd.	1,550	57,298
Riken Keiki Co. Ltd.	4,281	81,001
Riken Vitamin Co. Ltd.	6,372	116,561
Rinnai Corp.	11,100	258,372
Riso Kyoiku Group Corp.	22,934	27,991
Rohm Co. Ltd.	30,360	591,928
Rohto Pharmaceutical Co. Ltd.	16,720	254,889
Roland Corp.	1,717	42,039
Rorze Corp.(x)	8,920	152,361
Round One Corp.	18,870	98,069
RS Technologies Co. Ltd.	3,414	79,131
Ryohin Keikaku Co. Ltd.	42,858	911,445
Saibu Gas Holdings Co. Ltd.	6,017	97,251
Sakai Moving Service Co. Ltd.	3,080	53,316
Sakata Seed Corp.	2,341	64,081
San ju San Financial Group, Inc.	10,440	97,872
San-A Co. Ltd.	3,652	70,418
Sangetsu Corp.	3,239	63,367
San-In Godo Bank Ltd. (The)	5,829	64,785
Sanki Engineering Co. Ltd.	3,314	143,619
Sankyo Co. Ltd.	17,735	218,541
Sankyu, Inc.	4,962	276,155
Sanrio Co. Ltd.	87,315	538,799
Sansan, Inc.*	4,408	32,689
Santen Pharmaceutical Co. Ltd.	30,999	352,047
Sanwa Holdings Corp.	19,020	432,910
Sanyo Chemical Industries Ltd.	1,868	59,327
Sanyo Denki Co. Ltd.	4,305	122,532
Sapporo Holdings Ltd.(x)	31,510	341,130
Sato Corp.	5,385	76,681
SBI ARUHI Corp.	21,766	114,487
SBI Global Asset Management Co. Ltd.	25,805	96,013
SBI Holdings, Inc.	57,488	1,070,853
SBI Shinsei Bank Ltd.(x)	20,971	228,520
SBS Holdings, Inc.(x)	2,809	75,682
SCREEN Holdings Co. Ltd.	11,782	694,190
Secom Co. Ltd.	31,444	1,207,367
Sega Sammy Holdings, Inc.	13,520	208,244
Seibu Holdings, Inc.	18,352	512,461
Seiko Epson Corp.	24,121	297,957
Seiko Group Corp.	4,566	162,853
Seiren Co. Ltd.	5,033	98,887
Sekisui Chemical Co. Ltd.	33,017	550,461
Sekisui House Ltd.	49,146	1,097,138
Senko Group Holdings Co. Ltd.	10,158	117,116
Seven & i Holdings Co. Ltd.	196,072	2,639,010
Seven Bank Ltd.	59,186	100,773
SG Holdings Co. Ltd.	31,903	299,139
Shibaura Mechatronics Corp.	5,180	135,808
Shibuya Corp.	2,975	63,739
SHIFT, Inc.(x)*	17,010	69,248
Shiga Bank Ltd. (The)	14,155	169,927
Shikoku Electric Power Co., Inc.	18,249	202,992
Shimadzu Corp.	24,146	572,815
Shimamura Co. Ltd.	15,000	313,005
Shimano, Inc.	7,143	748,527
Shimizu Corp.	44,688	805,589
Shimojima Co. Ltd.	5,300	47,236
Shin Nippon Biomedical Laboratories Ltd.	4,508	40,750
Shinagawa Refra Co. Ltd.	10,391	135,203
Shin-Etsu Chemical Co. Ltd.	145,929	5,937,498
Shionogi & Co. Ltd.	60,826	1,353,321
Ship Healthcare Holdings, Inc.	5,252	80,304
Shiseido Co. Ltd.	35,968	737,692
Shizuoka Financial Group, Inc.	40,645	671,477
Shoei Co. Ltd.	4,748	49,824
Showa Sangyo Co. Ltd.	2,573	53,087
Siix Corp.	7,281	54,617
Simplex Holdings, Inc.	6,508	33,364
Sinanen Holdings Co. Ltd.	2,012	99,777
Sinfonia Technology Co. Ltd.	1,852	127,191
Sintokogio Ltd.	7,500	43,641

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
SKY Perfect JSAT Corp.	11,032	$207,701
Skylark Holdings Co. Ltd.	24,496	529,344
SMC Corp.	4,734	1,851,656
SMS Co. Ltd.	6,512	68,420
Socionext, Inc.	16,882	205,151
SoftBank Corp.	2,643,557	3,527,942
SoftBank Group Corp.	320,173	7,695,081
Sojitz Corp.	18,298	722,714
Sompo Holdings, Inc.	81,296	3,176,505
Sony Financial Group, Inc.(x)	578,064	526,609
Sony Group Corp.	565,139	11,656,752
Sotetsu Holdings, Inc.	6,169	114,271
Sparx Group Co. Ltd.	10,971	131,632
Square Enix Holdings Co. Ltd.	24,207	384,721
Stanley Electric Co. Ltd.	13,307	242,019
Starts Corp., Inc.	1,577	47,648
Subaru Corp.	52,689	841,724
Sugi Holdings Co. Ltd.	9,816	216,255
SUMCO Corp.(x)	32,710	356,834
Sumitomo Bakelite Co. Ltd.	4,992	154,967
Sumitomo Chemical Co. Ltd.	130,222	420,255
Sumitomo Corp.	104,757	3,898,951
Sumitomo Electric Industries Ltd.	60,375	3,380,708
Sumitomo Forestry Co. Ltd.	44,112	399,833
Sumitomo Heavy Industries Ltd.(x)	10,441	318,853
Sumitomo Metal Mining Co. Ltd.	23,351	1,353,743
Sumitomo Mitsui Financial Group, Inc.	354,478	11,684,887
Sumitomo Mitsui Trust Group, Inc.	57,545	1,831,252
Sumitomo Osaka Cement Co. Ltd.	3,791	92,057
Sumitomo Pharma Co. Ltd.*	15,798	210,643
Sumitomo Realty & Development Co. Ltd.	46,544	1,308,572
Sumitomo Rubber Industries Ltd.(x)	16,520	213,568
Suntory Beverage & Food Ltd.(x)	12,637	357,348
Suzuken Co. Ltd.	4,178	157,501
Suzuki Motor Corp.	122,113	1,463,032
SWCC Corp.	2,475	198,187
Sysmex Corp.	45,183	393,899
Systena Corp.	23,296	61,466
T Hasegawa Co. Ltd.	3,525	63,241
T&D Holdings, Inc.	43,400	1,103,061
Tadano Ltd.	8,952	76,011
Taiheiyo Cement Corp.	12,822	286,712
Taikisha Ltd.	5,076	107,287
Taisei Corp.	12,242	1,278,476
Taiyo Holdings Co. Ltd.	7,636	244,311
Taiyo Yuden Co. Ltd.	7,388	180,274
Takamatsu Construction Group Co. Ltd.	3,899	89,287
Takara Holdings, Inc.	9,479	92,710
Takara Standard Co. Ltd.	6,958	121,456
Takasago Thermal Engineering Co. Ltd.	8,982	248,125
Takashimaya Co. Ltd.(x)	22,874	273,651
Takeda Pharmaceutical Co. Ltd.	147,406	5,437,934
Takuma Co. Ltd.	5,495	94,869
Tamron Co. Ltd.	12,856	81,782
Tamura Corp.	15,075	58,928
TBS Holdings, Inc.	8,289	298,317
TDK Corp.	146,335	1,897,307
TechMatrix Corp.	5,615	63,799
Teijin Ltd.	14,506	151,440
Terumo Corp.	112,220	1,502,590
THK Co. Ltd.	9,493	283,143
TIS, Inc.	18,861	406,989
TKC Corp.(x)	2,570	60,199
Toa Corp.	5,978	118,300
Toagosei Co. Ltd.	10,197	110,947
TOBISHIMA HOLDINGS, Inc.	6,530	86,951
Tobu Railway Co. Ltd.	17,551	317,000
TOC Co. Ltd.	25,846	133,350
Toda Corp.	32,000	298,760
Toei Co. Ltd.	2,174	81,415
Toho Bank Ltd. (The)	26,176	109,063
Toho Co. Ltd.	50,435	532,027
Toho Gas Co. Ltd.	23,196	187,056
Toho Holdings Co. Ltd.	4,972	150,213
Tohoku Electric Power Co., Inc.	41,248	307,059
Tokai Carbon Co. Ltd.	15,000	93,278
Tokai Corp.	8,050	125,975
TOKAI Holdings Corp.	9,977	73,461
Token Corp.	853	72,594
Tokio Marine Holdings, Inc.	168,296	7,859,053
Tokuyama Corp.	6,205	149,175
Tokyo Century Corp.	12,872	166,197
Tokyo Electric Power Co. Holdings, Inc.*	143,590	585,050
Tokyo Electron Ltd.	35,178	8,602,854
Tokyo Gas Co. Ltd.	29,186	1,378,072
Tokyo Kiraboshi Financial Group, Inc.	2,082	148,027
Tokyo Metro Co. Ltd.	37,304	381,465
Tokyo Ohka Kogyo Co. Ltd.	6,882	335,589
Tokyo Seimitsu Co. Ltd.	3,298	288,922
Tokyo Steel Manufacturing Co. Ltd.	9,358	96,341
Tokyo Tatemono Co. Ltd.	13,440	308,531
Tokyotokeiba Co. Ltd.	2,059	74,300
Tokyu Construction Co. Ltd.	14,461	130,914
Tokyu Corp.	46,695	551,553
Tokyu Fudosan Holdings Corp.	43,387	368,660
Tomy Co. Ltd.	9,500	157,124
TOPPAN Holdings, Inc.	21,338	565,460
Toray Industries, Inc.	117,437	827,984
Toridoll Holdings Corp.	4,525	124,184
Toshiba TEC Corp.	2,627	45,118
Tosho Co. Ltd.	11,530	61,613
Tosoh Corp.	24,847	367,758
Totetsu Kogyo Co. Ltd.	1,687	57,766
TOTO Ltd.	12,927	425,180
Towa Corp.	5,697	83,797
Towa Pharmaceutical Co. Ltd.	3,403	86,913
Toyo Seikan Group Holdings Ltd.	12,145	276,973
Toyo Suisan Kaisha Ltd.	7,652	534,226
Toyo Tire Corp.(x)	11,244	259,018
Toyobo Co. Ltd.	9,549	80,937
Toyoda Gosei Co. Ltd.	5,066	131,873
Toyota Boshoku Corp.	5,878	91,434
Toyota Industries Corp.*	14,488	1,863,997
Toyota Motor Corp.	870,891	18,052,957
Toyota Tsusho Corp.	54,233	2,122,187
TPR Co. Ltd.	8,204	64,320
Transcosmos, Inc.	3,331	81,998
TRE Holdings Corp.	8,081	80,836
Trend Micro, Inc.(x)	9,870	329,601
Tri Chemical Laboratories, Inc.	2,576	44,443
Trusco Nakayama Corp.	3,910	56,620
TS Tech Co. Ltd.	8,940	100,693
Tsubakimoto Chain Co.	7,779	115,054
Tsumura & Co.	5,336	126,742
Tsuruha Holdings, Inc.	30,980	489,032
TV Asahi Holdings Corp.	4,061	88,701
UACJ Corp.	10,367	154,173
UBE Corp.	10,241	160,800

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Uchida Yoko Co. Ltd.	7,705	$97,021
Ulvac, Inc.(x)	4,000	214,169
Umios Corp.	11,178	103,320
U-Next Holdings Co. Ltd.(x)	5,685	59,411
Unicharm Corp.	108,444	631,491
UNISOL Holdings Corp.	3,674	50,799
United Arrows Ltd.	2,708	41,575
United Super Markets Holdings, Inc.	5,338	30,264
Ushio, Inc.	7,886	144,523
USS Co. Ltd.	35,606	372,798
UT Group Co. Ltd.	42,510	52,758
V Technology Co. Ltd.	170	4,602
Valor Holdings Co. Ltd.	4,076	94,518
Visional, Inc.(x)*	2,145	95,913
Wacoal Holdings Corp.	3,211	80,681
Wacom Co. Ltd.	10,900	52,454
Weathernews, Inc.	5,632	67,080
West Japan Railway Co.	43,272	859,473
WingArc1st, Inc.(x)	5,403	89,153
Xebio Holdings Co. Ltd.	5,148	32,461
Yakult Honsha Co. Ltd.	25,208	422,571
Yamada Holdings Co. Ltd.	65,127	217,023
Yamaguchi Financial Group, Inc.	13,541	209,280
Yamaha Corp.	32,289	227,619
Yamaha Motor Co. Ltd.(x)	78,513	559,631
YA-MAN Ltd.(x)	5,286	23,512
Yamato Holdings Co. Ltd.	23,993	264,958
Yamato Kogyo Co. Ltd.	4,045	310,438
Yamazaki Baking Co. Ltd.	13,933	312,002
Yamazen Corp.	9,283	84,268
Yaskawa Electric Corp.	19,929	527,606
Yellow Hat Ltd.	7,832	77,078
Yokogawa Bridge Holdings Corp.	4,453	84,040
Yokogawa Electric Corp.	18,255	565,469
Yokohama Financial Group, Inc.	96,536	858,242
Yokohama Rubber Co. Ltd. (The)	9,294	354,760
Yoshinoya Holdings Co. Ltd.	6,683	139,070
Yuasa Co. Ltd.	3,071	115,388
Zacros Corp.	10,080	83,436
Zenkoku Hosho Co. Ltd.	10,124	201,954
Zensho Holdings Co. Ltd.	9,793	568,048
Zeon Corp.	12,958	145,703
Zojirushi Corp.	6,115	64,766
ZOZO, Inc.	39,585	276,852
Zuken, Inc.	3,038	83,631

		523,680,473

Mexico (0.1%)
Fresnillo plc	29,985	1,328,321

Netherlands (5.6%)
Adyen NV(m)*	5,485	5,488,558
Argenx SE*	10,762	7,841,307
ASML Holding NV	60,545	80,139,595
ING Groep NV	507,889	13,270,776
Koninklijke Ahold Delhaize NV	154,990	7,235,523
Wolters Kluwer NV	40,438	3,025,173

		117,000,932

New Zealand (0.1%)
a2 Milk Co. Ltd. (The)(x)	85,671	569,834
Auckland International Airport Ltd.	46,500	213,218
Chorus Ltd.	51,241	278,345
Fisher & Paykel Healthcare Corp. Ltd.	23,264	497,702
Fletcher Building Ltd.(x)*	56,583	96,880
Infratil Ltd.(x)	17,199	115,275
Xero Ltd.*	20,072	1,073,662

		2,844,916

Nigeria (0.0%)†
Airtel Africa plc(m)	110,980	511,979

Russia (0.0%)
Evraz plc(r)*	91,874	—

South Africa (0.4%)
Anglo American plc	173,012	7,350,366

Spain (4.1%)
Banco Bilbao Vizcaya Argentaria SA	992,869	21,670,674
Banco Santander SA	2,554,677	28,906,986
Iberdrola SA	1,079,028	24,769,868
Industria de Diseno Textil SA	193,287	11,113,229

		86,460,757

United Arab Emirates (0.0%)
NMC Health plc(r)*	14,124	—

United Kingdom (17.7%)
3i Group plc	161,245	5,283,514
Admiral Group plc	40,722	1,717,939
Associated British Foods plc	47,185	1,180,951
AstraZeneca plc	243,654	47,590,019
Autotrader Group plc(m)	135,865	849,877
Aviva plc	493,746	3,932,941
Babcock International Group plc	80,633	1,242,037
BAE Systems plc	488,728	14,226,373
Barclays plc	2,261,913	11,919,034
Barratt Redrow plc	218,656	764,840
Beazley plc	96,432	1,617,891
Berkeley Group Holdings plc*	14,656	671,812
British American Tobacco plc	342,159	19,930,997
British Land Co. plc (The) (REIT)	157,797	754,470
BT Group plc	915,282	2,565,516
Bunzl plc	52,133	1,561,892
Burberry Group plc*	58,037	849,192
Centrica plc	747,768	2,115,150
Coca-Cola Europacific Partners plc	33,992	3,098,869
Compass Group plc	275,779	7,662,168
Convatec Group plc(m)	316,698	910,667
Croda International plc	22,511	841,162
DCC plc(x)	14,005	863,150
Diageo plc	361,754	6,721,498
Diploma plc	21,696	1,731,191
Entain plc	97,027	732,668
Games Workshop Group plc	5,332	1,256,870
Halma plc	60,730	3,085,355
Hiscox Ltd.	52,595	1,059,975
Howden Joinery Group plc	87,378	928,230
HSBC Holdings plc	2,791,251	45,673,865
ICG plc	46,466	945,167
IG Group Holdings plc	52,506	990,349
IMI plc	39,485	1,346,138
Imperial Brands plc	121,039	4,926,220
Informa plc	209,200	2,085,541
International Consolidated Airlines Group SA	549,891	2,578,222
Intertek Group plc	24,964	1,217,166
J Sainsbury plc	273,430	1,227,875
JD Sports Fashion plc	387,334	363,685
Kingfisher plc	278,879	1,058,977
Land Securities Group plc (REIT)	120,462	893,859
Legal & General Group plc	911,509	3,004,219
Lloyds Banking Group plc	9,619,093	11,888,764
London Stock Exchange Group plc	78,900	9,324,866
LondonMetric Property plc (REIT)	363,414	875,002
M&G plc	361,647	1,314,487
Marks & Spencer Group plc	331,735	1,489,896
Melrose Industries plc	205,016	1,380,977
National Grid plc	804,883	13,569,473

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
NatWest Group plc	1,321,364	$9,804,590
Next plc	18,697	3,153,028
Pearson plc	104,586	1,372,386
Persimmon plc	50,908	728,321
Reckitt Benckiser Group plc	106,368	7,218,414
RELX plc	295,685	9,748,498
Rentokil Initial plc	408,157	2,537,770
Rightmove plc	124,785	710,802
Rolls-Royce Holdings plc	1,378,634	21,053,049
Sage Group plc (The)	152,531	1,703,572
Schroders plc	119,741	913,012
Segro plc (REIT)	219,022	1,904,688
Severn Trent plc	43,040	1,767,272
Smith & Nephew plc	137,872	2,177,905
Smiths Group plc	51,286	1,562,066
Spirax Group plc	11,898	1,064,848
SSE plc	195,860	6,761,877
St James’s Place plc	82,778	1,302,019
Standard Chartered plc	300,312	6,236,830
Standard Life plc	120,965	1,093,909
Tesco plc	1,012,853	6,386,377
Tritax Big Box REIT plc (REIT)	396,456	747,509
Unilever plc	348,638	19,546,988
United Utilities Group plc	110,940	1,939,495
Vodafone Group plc	2,971,784	4,506,013
Weir Group plc (The)	42,108	1,575,340
Whitbread plc	27,419	833,389

		372,170,963

United States (7.1%)
Alcoa Corp. (CRDI)(x)	5,220	344,966
Amcor plc (CHDI)	15,256	595,131
Block, Inc. (CRDI)*	4,526	272,936
BP plc	2,548,954	20,092,343
Experian plc	149,102	5,182,574
GQG Partners, Inc. (CRDI)	90,827	109,588
GSK plc	649,524	17,813,102
Haleon plc	1,447,070	7,162,891
InterContinental Hotels Group plc	23,251	3,062,201
James Hardie Industries plc (CHDI)*	42,120	777,940
Life360, Inc. (CRDI)(m)*	20,173	269,869
Light & Wonder, Inc. (CRDI)*	9,484	794,748
Newmont Corp. (CRDI)	10,182	1,114,934
News Corp. (CHDI), Class B(x)	5,026	146,383
Reliance Worldwide Corp. Ltd.(x)	90,514	193,227
ResMed, Inc. (CHDI)	67,148	1,498,169
Sanofi SA	196,670	18,969,959
Schneider Electric SE	100,370	27,568,630
Shell plc	925,127	43,200,480
Sims Ltd.	18,941	237,260

		149,407,331

Total Common Stocks (98.0%) (Cost $1,172,095,083)		2,066,769,541

CLOSED END FUNDS:
United Kingdom (0.3%)
Alliance Witan plc	60,775	974,063
F&C Investment Trust plc	77,221	1,245,425
Polar Capital Technology Trust plc*	178,404	1,148,834
Scottish Mortgage Investment Trust plc	176,084	2,799,579

		6,167,901

United States (0.0%)†
Pershing Square Holdings Ltd.	20,904	1,090,817

Total Closed End Funds (0.3%) (Cost $4,038,819)		7,258,718

SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
BlackRock Liquidity FedFund, Institutional Shares 3.55% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	3,978,589	3,978,589

Total Investment Companies		5,978,589

Total Short-Term Investments (0.3%) (Cost $5,978,589)		5,978,589

Total Investments in Securities (98.6%) (Cost $1,182,112,491)		2,080,006,848
Other Assets Less Liabilities (1.4%)		29,587,902

Net Assets (100%)		$2,109,594,750

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the market value or fair value, as applicable, of these securities amounted to $8,749,338 or 0.4% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $18,279,734. This was collateralized by $13,556,235 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.375%, maturing 4/15/26 – 11/15/55 and by cash of $5,978,589 which was subsequently invested in investment companies.

Glossary:

AUD — Australian Dollar

CRDI — CREST Depository Interest

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Sector Weightings as of March 31, 2026	Market Value	% of Net Assets
Financials	$491,672,723	23.3%
Industrials	398,289,991	18.9
Consumer Discretionary	200,216,427	9.5
Information Technology	194,164,175	9.2
Health Care	167,030,589	7.9
Materials	155,559,272	7.4
Consumer Staples	154,725,898	7.3
Energy	125,648,399	6.0
Utilities	76,815,003	3.7
Communication Services	74,431,234	3.5
Real Estate	28,215,830	1.3
Closed End Funds	7,258,718	0.3
Investment Companies	5,978,589	0.3
Cash and Other	29,587,902	1.4

		100.0%

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	93	6/2026	EUR	5,906,798	(226,407)
FTSE 100 Index	40	6/2026	GBP	5,399,759	51,735
SPI 200 Index	14	6/2026	AUD	2,055,740	(31,658)
TOPIX Index	20	6/2026	JPY	4,415,740	(15,037)

					(221,367)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Closed End Funds	$—	$7,258,718	$—		$7,258,718
Common Stocks
Australia	—	231,888,862	141,229		232,030,091
Austria	—	796,492	—		796,492
Belgium	—	12,390,599	—		12,390,599
Brazil	—	117,785	—		117,785
Canada	—	540,621	—		540,621
Chile	—	2,460,520	—		2,460,520
China	—	9,776,094	—		9,776,094
Finland	—	10,260,716	—		10,260,716
France	—	224,228,700	—		224,228,700
Georgia	—	681,479	—		681,479
Germany	—	235,951,679	—		235,951,679
Greece	—	705,452	—		705,452
Hong Kong	—	5,756,548	—		5,756,548
Indonesia	—	185,269	—		185,269
Italy	—	68,149,925	—		68,149,925
Ivory Coast	—	1,981,533	—		1,981,533
Japan	—	523,513,092	167,381		523,680,473
Mexico	—	1,328,321	—		1,328,321
Netherlands	—	117,000,932	—		117,000,932
New Zealand	—	2,844,916	—		2,844,916
Nigeria	—	511,979	—		511,979
Russia	—	—	—	(a)	—	(a)
South Africa	—	7,350,366	—		7,350,366
Spain	—	86,460,757	—		86,460,757
United Arab Emirates	—	—	—	(a)	—	(a)
United Kingdom	—	372,170,963	—		372,170,963
United States	—	149,407,331	—		149,407,331
Futures	51,735	—	—		51,735
Short-Term Investments
Investment Companies	5,978,589	—	—		5,978,589

Total Assets	$6,030,324	$2,073,719,649	$308,610		$2,080,058,583

Liabilities:
Futures	$(273,102)	$—	$—		$(273,102)

Total Liabilities	$(273,102)	$—	$—		$(273,102)

Total	$5,757,222	$2,073,719,649	$308,610		$2,079,785,481

(a)	Value is zero.

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$986,705,094
Aggregate gross unrealized depreciation	(147,885,953)

Net unrealized appreciation	$838,819,141

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,240,966,340

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.2%)
AGL Energy Ltd.	16,933	$115,521
ALS Ltd.	17,603	255,601
AMP Ltd.	92,528	84,615
Ampol Ltd.	7,531	173,751
Ansell Ltd.	5,830	114,116
ANZ Group Holdings Ltd.	99,322	2,496,785
APA Group	46,619	320,576
ARB Corp. Ltd.(x)	2,304	33,507
Arena REIT (REIT)	14,610	33,063
Aristocrat Leisure Ltd.	21,366	678,891
ASX Ltd.	6,242	226,616
Atlas Arteria Ltd.	38,473	114,001
AUB Group Ltd.(x)	4,347	73,555
Aurizon Holdings Ltd.	46,925	129,363
Bank of Queensland Ltd.(x)	21,396	99,348
Beach Energy Ltd.(x)	52,506	46,439
Bega Cheese Ltd.	10,108	42,141
Bellevue Gold Ltd.*	38,882	41,982
Bendigo & Adelaide Bank Ltd.	18,893	129,592
BHP Group Ltd.	165,411	6,043,823
BlueScope Steel Ltd.	15,103	268,603
Brambles Ltd.	46,420	725,356
Breville Group Ltd.(x)	3,647	66,782
BWP Property Group Ltd. (REIT)	19,061	49,088
Capricorn Metals Ltd.	13,680	108,911
CAR Group Ltd.(x)	12,917	208,887
Centuria Capital Group (REIT)	28,828	31,983
Challenger Ltd.	17,638	101,534
Charter Hall Group (REIT)	17,182	223,200
Charter Hall Long Wale REIT (REIT)	18,664	43,290
Charter Hall Retail REIT (REIT)	19,075	50,366
Cleanaway Waste Management Ltd.	78,800	124,703
Cochlear Ltd.	2,302	270,336
Codan Ltd.	4,339	95,561
Coles Group Ltd.	43,282	656,927
Commonwealth Bank of Australia	54,549	6,371,708
Computershare Ltd.	18,090	357,256
Corporate Travel Management Ltd.(r)*	4,838	48,277
CSL Ltd.	15,779	1,550,105
Data#3 Ltd.(x)	5,527	25,473
Deep Yellow Ltd.*	35,770	45,058
Deterra Royalties Ltd.	11,262	31,535
Dexus (REIT)	39,692	163,356
Domino’s Pizza Enterprises Ltd.(x)	2,970	33,629
Downer EDI Ltd.	25,221	134,319
Dyno Nobel Ltd.	63,569	137,854
Eagers Automotive Ltd.(x)	7,171	112,231
Elders Ltd.(x)	6,302	31,728
Emerald Resources NL*	18,647	71,966
Endeavour Group Ltd.(x)	53,755	121,261
Evolution Mining Ltd.	69,019	625,503
EVT Ltd.(x)	3,842	35,433
Flight Centre Travel Group Ltd.(x)	7,568	56,953
Fortescue Ltd.	55,737	787,341
Genesis Minerals Ltd.*	36,242	154,331
Glencore plc	1,153,533	8,789,923
Goodman Group (REIT)	68,458	1,218,685
GPT Group (The) (REIT)	65,724	206,356
GrainCorp Ltd., Class A	8,036	36,847
Greatland Resources Ltd.(x)*	20,702	169,376
Guzman y Gomez Ltd.(x)	1,679	18,756
Harvey Norman Holdings Ltd.	19,394	66,519
Helia Group Ltd.	10,987	40,023
HomeCo Daily Needs REIT (REIT)(m)	75,836	62,096
HUB24 Ltd.	2,880	167,115
IDP Education Ltd.(x)	10,762	30,920
IGO Ltd.*	20,056	110,537
Iluka Resources Ltd.(x)	18,566	86,203
Ingenia Communities Group (REIT)	12,768	35,509
Insignia Financial Ltd.*	15,168	49,679
Insurance Australia Group Ltd.	79,188	398,503
IRESS Ltd.	7,655	37,220
JB Hi-Fi Ltd.	3,643	183,995
Judo Capital Holdings Ltd.*	33,650	31,665
Lendlease Corp. Ltd.	26,590	60,892
Liontown Ltd.*	87,574	105,233
Lottery Corp. Ltd. (The)	82,886	308,936
Lovisa Holdings Ltd.	2,652	39,478
Lynas Rare Earths Ltd.*	30,942	420,495
Macquarie Group Ltd.	11,635	1,650,778
Magellan Financial Group Ltd.	4,295	29,554
Medibank Pvt. Ltd.	94,143	284,908
Megaport Ltd.(x)*	5,405	28,218
Mesoblast Ltd.(x)*	34,632	52,475
Metcash Ltd.	45,279	93,020
Mineral Resources Ltd.*	6,913	260,213
Mirvac Group (REIT)	139,062	171,443
Monadelphous Group Ltd.	3,274	62,138
National Australia Bank Ltd.	101,372	2,931,816
National Storage REIT (REIT)	34,203	65,471
Netwealth Group Ltd.	4,855	74,261
Neuren Pharmaceuticals Ltd.(x)*	4,985	41,073
New Hope Corp. Ltd.(x)	19,950	80,139
NEXTDC Ltd.*	21,755	174,389
nib holdings Ltd.(x)	17,468	77,091
Nine Entertainment Co. Holdings Ltd.(x)	38,897	25,556
Northern Star Resources Ltd.	48,852	713,182
NRW Holdings Ltd.	18,286	67,997
Orica Ltd.	16,660	233,173
Origin Energy Ltd.	60,654	519,827
Orora Ltd.	40,922	53,789
Paladin Energy Ltd.*	10,687	84,614
Perpetual Ltd.	4,518	49,812
Perseus Mining Ltd.	43,423	160,650
PEXA Group Ltd.(x)*	3,591	37,900
Pinnacle Investment Management Group Ltd.	6,284	62,195
PLS Group Ltd.*	102,331	373,592
Premier Investments Ltd.(x)	3,961	34,623
Pro Medicus Ltd.	1,857	153,418
Qantas Airways Ltd.	53,277	312,902
QBE Insurance Group Ltd.	50,406	740,616
Qube Holdings Ltd.	59,491	199,725
Ramelius Resources Ltd.	41,600	110,476
Ramsay Health Care Ltd.	6,745	183,842
REA Group Ltd.(x)	1,814	200,910
Reece Ltd.(x)	8,185	75,431
Region Group (REIT)	46,044	72,274
Regis Resources Ltd.	25,352	121,356
Rio Tinto Ltd.	12,066	1,356,627
Rio Tinto plc	48,236	4,483,621
Sandfire Resources Ltd.*	16,614	189,094
Santos Ltd.	101,807	559,110
Scentre Group (REIT)	178,054	410,795
SEEK Ltd.	12,793	123,195
SGH Ltd.	6,817	193,333
Sigma Healthcare Ltd.	65,709	120,818
SiteMinder Ltd.(x)*	9,363	19,324

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Sonic Healthcare Ltd.	16,646	$235,615
South32 Ltd.	154,119	463,271
Steadfast Group Ltd.	42,645	125,857
Stockland (REIT)	84,492	253,031
Suncorp Group Ltd.	35,421	395,163
Super Retail Group Ltd.	5,904	52,731
Tabcorp Holdings Ltd.	82,114	54,163
Technology One Ltd.(x)	11,605	223,273
Telix Pharmaceuticals Ltd.(x)*	10,024	95,977
Telstra Group Ltd.	368,109	1,355,762
TPG Telecom Ltd.	14,133	39,275
Transurban Group	102,859	999,651
Treasury Wine Estates Ltd.	32,710	84,977
Vault Minerals Ltd.	37,679	113,377
Ventia Services Group Pty. Ltd.	28,163	102,202
Vicinity Ltd. (REIT)	144,176	233,914
Virgin Australia International Holdings Pty. Ltd.(r)*	96,120	—
Viva Energy Group Ltd.(m)	41,074	72,133
Washington H Soul Pattinson & Co. Ltd.(x)	11,115	310,696
Waypoint REIT Ltd. (REIT)	18,376	29,910
WEB Travel Group Ltd.(x)*	17,419	32,383
Wesfarmers Ltd.	37,436	1,897,721
West African Resources Ltd.*	32,110	72,787
Westgold Resources Ltd.	33,944	144,726
Westpac Banking Corp.	112,665	3,095,038
Whitehaven Coal Ltd.	27,290	172,468
WiseTech Global Ltd.	6,712	183,197
Woodside Energy Group Ltd.	64,907	1,548,069
Woolworths Group Ltd.	39,547	995,781
Worley Ltd.	17,400	135,485
Yancoal Australia Ltd.	14,565	82,580
Zip Co. Ltd.*	45,054	50,168

		69,621,236

Austria (0.0%)†
Mondi plc	22,165	249,555

Belgium (0.4%)
Anheuser-Busch InBev SA/NV	50,958	3,535,988

Brazil (0.0%)†
Karoon Energy Ltd.(x)	36,590	50,802

Canada (0.0%)†
Champion Iron Ltd.	15,522	57,152

Chile (0.1%)
Antofagasta plc	16,781	746,533

China (1.3%)
Alibaba Group Holding Ltd.	256,900	4,044,253
Prosus NV	186,009	8,503,033

		12,547,286

Denmark (0.7%)
DSV A/S	27,000	6,450,412

Finland (0.3%)
Nordea Bank Abp	162,149	2,791,013

France (12.6%)
Accor SA	128,897	6,175,754
Air Liquide SA	28,684	5,908,912
Airbus SE	58,739	11,032,673
AXA SA	88,383	4,051,978
BNP Paribas SA	135,529	12,910,627
Capgemini SE	34,800	4,067,590
Cie de Saint-Gobain SA	24,744	2,036,314
Danone SA	89,230	7,166,258
Dassault Systemes SE	288,500	5,873,826
Edenred SE	155,956	3,105,163
EssilorLuxottica SA	15,516	3,611,120
Hermes International SCA	1,808	3,453,099
Kering SA	15,720	4,753,520
L’Oreal SA	11,923	4,889,211
LVMH Moet Hennessy Louis Vuitton SE	23,357	12,983,340
Pernod Ricard SA	67,500	5,038,134
Publicis Groupe SA	59,605	4,929,389
Safran SA	18,994	6,211,854
TotalEnergies SE	109,405	10,101,719
Vinci SA	29,101	4,358,383

		122,658,864

Germany (13.5%)
adidas AG	60,839	9,587,384
Allianz SE (Registered)	28,737	11,908,263
Aumovio SE*	20,699	799,508
BASF SE	45,259	2,734,832
Bayer AG (Registered)	173,659	7,894,722
Bayerische Motoren Werke AG	84,261	7,609,984
Brenntag SE(x)	77,528	5,115,035
Continental AG	58,920	4,050,356
Daimler Truck Holding AG	104,600	4,986,422
Deutsche Bank AG (Registered)	96,597	2,826,620
Deutsche Boerse AG	9,548	2,775,948
Deutsche Post AG	46,843	2,415,749
Deutsche Telekom AG (Registered)	174,771	6,444,515
Fresenius SE & Co. KGaA	83,600	4,282,373
Infineon Technologies AG	65,409	2,873,954
Mercedes-Benz Group AG	36,504	2,211,580
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	6,478	4,035,336
Rheinmetall AG	2,322	3,872,404
SAP SE	83,507	14,132,142
Siemens AG (Registered)	37,874	8,983,347
Siemens Energy AG	39,207	6,452,513
Siemens Healthineers AG(m)	117,900	4,945,946
Symrise AG, Class A	76,300	6,460,201
thyssenkrupp AG(x)	288,100	2,484,978
Volkswagen AG (Preference)(q)	10,224	1,023,850

		130,907,962

Hong Kong (0.6%)
Prudential plc	434,318	6,056,707

India (0.4%)
Axis Bank Ltd.	279,100	3,543,973

Indonesia (0.5%)
Bank Mandiri Persero Tbk. PT	15,981,600	4,481,402
Nickel Industries Ltd.*	38,546	24,018

		4,505,420

Italy (2.6%)
Coca-Cola HBC AG	9,328	528,795
Enel SpA	385,164	4,193,227
Eni SpA(x)	97,840	2,778,293
Ferrari NV	5,982	2,016,355
Intesa Sanpaolo SpA	1,376,194	8,365,497
Ryanair Holdings plc (ADR)	26,700	1,543,260
UniCredit SpA	77,362	5,574,508

		24,999,935

Ivory Coast (0.0%)†
Endeavour Mining plc	8,773	531,117

Japan (16.9%)
77 Bank Ltd. (The)	4,200	82,723
A&D HOLON Holdings Co. Ltd.	1,200	19,646
ABC-Mart, Inc.(x)	2,400	38,372
Achilles Corp.	1,000	8,545
Acom Co. Ltd.(x)	13,300	39,057
ADEKA Corp.	1,500	34,692

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Advan Group Co. Ltd.	1,400	$8,200
Advance Create Co. Ltd.(x)*	200	245
Advantest Corp.	14,800	2,002,376
Adways, Inc.	1,700	2,934
Aeon Co. Ltd.	58,559	698,935
Aeon Fantasy Co. Ltd.(x)	400	5,877
AEON Financial Service Co. Ltd.	1,500	14,860
Aeon Hokkaido Corp.(x)	900	5,051
AGC, Inc.	5,100	179,855
Ai Holdings Corp.	600	10,309
Aica Kogyo Co. Ltd.(x)	700	16,124
Aichi Corp.	2,100	17,384
Aichi Financial Group, Inc.(x)	160	1,415
Aichi Steel Corp.(x)	800	14,610
Aichi Tokei Denki Co. Ltd.	300	5,573
Aida Engineering Ltd.	3,300	22,553
Aiful Corp.(r)	6,900	19,434
Ain Holdings, Inc.	200	7,141
Aiphone Co. Ltd.	800	13,794
Air Water, Inc.	4,100	55,829
Airport Facilities Co. Ltd.	1,200	7,310
Airtech Japan Ltd.	300	2,331
Aisan Industry Co. Ltd.(x)	1,500	17,572
Aisin Corp.	10,244	141,805
Aizawa Securities Group Co. Ltd.	2,200	20,426
Ajinomoto Co., Inc.	22,100	619,654
Akebono Brake Industry Co. Ltd.*	5,700	4,318
Akita Bank Ltd. (The)	800	25,155
Alconix Corp.	800	13,609
Alfresa Holdings Corp.	3,900	62,846
Alleanza Holdings Co. Ltd.	111	1,017
Alpen Co. Ltd.	700	9,096
Alpha Systems, Inc.	360	7,695
Alps Alpine Co. Ltd.	3,332	45,082
ALSOK Co. Ltd.	9,900	79,172
Altech Corp.	1,100	17,993
Amada Co. Ltd.	5,500	76,307
Amuse, Inc.	600	7,687
Amvis Holdings, Inc.	2,100	5,538
ANA Holdings, Inc.	11,200	199,138
and ST HD Co. Ltd.(x)	760	14,171
Anest Iwata Corp.	2,000	20,289
Anicom Holdings, Inc.(x)	1,000	8,763
Anritsu Corp.(x)	2,900	52,123
Anycolor, Inc.(x)	500	9,197
AOKI Holdings, Inc.(x)	2,200	22,495
Aoyama Trading Co. Ltd.(x)	4,800	24,623
Aozora Bank Ltd.(x)	4,300	68,705
Appier Group, Inc.	3,800	19,231
Arakawa Chemical Industries Ltd.	1,000	8,173
Arclands Corp.(x)	1,400	15,800
Arcs Co. Ltd.	1,500	35,888
ARE Holdings, Inc.(x)	2,400	52,337
Argo Graphics, Inc.(x)	3,200	29,262
Ariake Japan Co. Ltd.(x)	800	28,342
Arisawa Manufacturing Co. Ltd.	2,000	29,044
Artience Co. Ltd.(x)	200	4,785
As One Corp.	1,300	18,170
Asahi Co. Ltd.	500	4,206
Asahi Diamond Industrial Co. Ltd.(x)	4,000	30,642
Asahi Group Holdings Ltd.	485,700	4,874,470
Asahi Intecc Co. Ltd.	5,000	106,671
Asahi Kasei Corp.	30,800	298,245
Asahi Kogyosha Co. Ltd.	800	17,491
Asahi Net, Inc.	1,000	4,104
Asanuma Corp.	4,000	25,056
Asics Corp.	18,300	486,620
ASKA Pharmaceutical Holdings Co. Ltd.	1,000	15,131
ASKUL Corp.	1,800	12,635
Astellas Pharma, Inc.(x)	41,900	684,101
Astena Holdings Co. Ltd.	1,000	3,023
Autobacs Seven Co. Ltd.	100	991
Avex, Inc.	2,300	17,334
Awa Bank Ltd. (The)	100	3,665
Axell Corp.	400	2,746
Axial Retailing, Inc.	2,800	22,111
Azbil Corp.(x)	11,200	96,911
AZ-COM MARUWA Holdings, Inc.(x)	2,000	11,204
Bandai Namco Holdings, Inc.	12,500	308,756
Bando Chemical Industries Ltd.	2,000	25,889
Bank of Iwate Ltd. (The)(x)	3,200	32,937
Bank of Nagoya Ltd. (The)	297	10,835
Bank of Saga Ltd. (The)	700	20,996
Bank of the Ryukyus Ltd.	2,500	35,636
BayCurrent, Inc.	4,100	119,319
Belc Co. Ltd.	600	28,726
Belluna Co. Ltd.	3,000	16,638
Bic Camera, Inc.	3,300	36,141
BIPROGY, Inc.	2,100	61,859
Blue Zones Holdings Co. Ltd.	2,500	30,130
BML, Inc.(x)	1,400	36,007
Bookoff Group Holdings Ltd.(x)	700	7,946
Bridgestone Corp.	26,500	550,031
Brother Industries Ltd.	6,500	119,292
Buffalo, Inc.	1,200	18,249
Bunka Shutter Co. Ltd.(x)	100	1,210
CAC Holdings Corp.	700	8,013
Calbee, Inc.(x)	2,900	56,134
Canon Marketing Japan, Inc.	2,400	52,871
Canon, Inc.	20,300	565,347
Capcom Co. Ltd.(x)	10,000	212,048
Carlit Co. Ltd.(x)	1,000	16,021
Casio Computer Co. Ltd.(x)	1,600	14,269
Cawachi Ltd.	800	15,196
CCI Group, Inc.(x)	5,000	29,893
Central Glass Co. Ltd.	1,100	27,877
Central Japan Railway Co.	19,300	499,775
Central Security Patrols Co. Ltd.	500	9,517
Central Sports Co. Ltd.(x)	400	6,000
Change Holdings, Inc.(x)	1,000	5,955
Chiba Bank Ltd. (The)(x)	15,800	203,575
Chiba Kogyo Bank Ltd. (The)	2,300	28,542
Chino Corp.(x)	800	7,478
Chiyoda Co. Ltd.	1,600	10,371
Chiyoda Integre Co. Ltd.	400	8,468
Chofu Seisakusho Co. Ltd.	1,200	15,173
Chubu Electric Power Co., Inc.	18,600	305,347
Chubu Shiryo Co. Ltd.	1,200	13,364
Chudenko Corp.	700	20,440
Chugai Pharmaceutical Co. Ltd.	14,900	824,392
Chugai Ro Co. Ltd.	400	10,683
Chugin Financial Group, Inc.	4,200	74,912
Chugoku Electric Power Co., Inc. (The)(x)	9,800	62,167
Chugoku Marine Paints Ltd.	600	12,799
Chuo Spring Co. Ltd.(x)	400	9,272
Citizen Watch Co. Ltd.(x)	2,700	28,645
CKD Corp.(x)	1,100	30,968
Cleanup Corp.	1,200	7,011
CMK Corp.	2,400	8,427
Coca-Cola Bottlers Japan Holdings, Inc.	2,473	56,306

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COLOPL, Inc.	1,700	$4,504
Colowide Co. Ltd.(x)	2,300	26,436
Computer Engineering & Consulting Ltd.	1,600	19,603
Computer Institute of Japan Ltd.	4,320	14,001
COMSYS Holdings Corp.	2,414	77,246
Core Corp.	400	5,728
Corona Corp., Class A	500	3,006
Cosel Co. Ltd.	1,800	13,017
Cosmo Energy Holdings Co. Ltd.(x)	3,000	84,068
Cosmos Pharmaceutical Corp.	1,200	51,557
Create Restaurants Holdings, Inc.(x)	7,800	37,580
Create SD Holdings Co. Ltd.	100	2,089
Credit Saison Co. Ltd.(x)	2,300	59,575
Cresco Ltd.	1,200	10,866
CTI Engineering Co. Ltd.	1,400	27,018
CyberAgent, Inc.	10,800	91,534
Cybozu, Inc.	500	6,611
Dai Nippon Printing Co. Ltd.	9,700	176,144
Dai Nippon Toryo Co. Ltd.	1,400	10,913
Daicel Corp.(x)	5,000	39,118
Dai-Dan Co. Ltd.(x)	3,000	51,205
Daido Metal Co. Ltd.	1,000	5,501
Daido Steel Co. Ltd.(x)	2,700	31,774
Daifuku Co. Ltd.	8,100	282,991
Daihen Corp.	600	43,953
Daiichi Jitsugyo Co. Ltd.	1,200	24,882
Daiichi Life Group, Inc.	89,300	816,030
Daiichi Sankyo Co. Ltd.	43,000	758,110
Daiichikosho Co. Ltd.	1,800	19,197
Daiki Aluminium Industry Co. Ltd.	2,000	18,048
Daikin Industries Ltd.(x)	6,200	752,158
Daikoku Denki Co. Ltd.(x)	500	7,715
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,200	22,050
Daio Paper Corp.(x)	2,800	18,228
Daiseki Co. Ltd.(x)	1,279	31,440
Daishi Hokuetsu Financial Group, Inc.	6,300	75,644
Daisyo Corp.(x)	600	4,064
Daito Trust Construction Co. Ltd.(x)	8,000	186,324
Daitron Co. Ltd.	1,000	17,142
Daiwa House Industry Co. Ltd.(x)	12,300	384,493
Daiwa Industries Ltd.	1,000	12,379
Daiwa Securities Group, Inc.(x)	35,300	332,037
Daiwabo Holdings Co. Ltd.(x)	1,450	28,277
DCM Holdings Co. Ltd.(x)	2,500	25,416
Dear Life Co. Ltd.	1,000	6,596
DeNA Co. Ltd.(x)	2,400	37,256
Denka Co. Ltd.(x)	2,600	58,995
Denso Corp.	46,100	572,381
Dentsu Group, Inc.(x)*	5,300	90,969
Dentsu Soken, Inc.	1,500	18,981
Denyo Co. Ltd.	1,100	24,164
Dexerials Corp.(x)	4,500	62,006
DIC Corp.	1,299	30,373
Digital Arts, Inc.(x)	400	13,238
Digital Garage, Inc.	500	6,210
dip Corp.	1,200	15,841
Disco Corp.	2,300	921,603
DKK Co. Ltd.	600	11,589
DKS Co. Ltd.(x)	400	19,595
DMG Mori Co. Ltd.	3,900	59,737
Doshisha Co. Ltd.	1,000	21,193
Doutor Nichires Holdings Co. Ltd.	500	9,307
Dowa Holdings Co. Ltd.	900	51,316
DTS Corp.(x)	4,000	26,144
Duskin Co. Ltd.	1,400	37,363
DyDo Group Holdings, Inc.	1,000	16,611
Eagle Industry Co. Ltd.	1,000	18,199
Earth Corp.	100	2,997
East Japan Railway Co.	25,700	586,530
Ebara Corp.	10,000	281,775
Ebara Jitsugyo Co. Ltd.	1,200	18,540
Eco’s Co. Ltd.	400	6,561
EDION Corp.(x)	2,700	36,886
eGuarantee, Inc.(x)	1,600	16,422
Ehime Bank Ltd. (The)(x)	1,400	13,872
Eiken Chemical Co. Ltd.(x)	100	1,943
Eisai Co. Ltd.(x)	6,800	211,325
Eizo Corp.(x)	200	2,609
Elecom Co. Ltd.(x)	1,400	14,190
Electric Power Development Co. Ltd.(x)	3,700	101,805
en, Inc.(x)	1,100	7,836
ENEOS Holdings, Inc.	65,650	585,852
Enplas Corp.	200	15,471
eRex Co. Ltd.(x)	1,900	11,664
Eslead Corp.	500	19,593
ESPEC Corp.	1,200	22,972
Exedy Corp.(x)	500	17,638
EXEO Group, Inc.	4,116	70,301
Ezaki Glico Co. Ltd.	900	33,451
FALCO HOLDINGS Co. Ltd.	600	9,939
FANUC Corp.	22,000	766,246
Fast Retailing Co. Ltd.	3,300	1,313,441
FCC Co. Ltd.	300	6,171
Feed One Co. Ltd.	1,504	11,269
FIDEA Holdings Co. Ltd.	700	8,317
Financial Partners Group Co. Ltd.(x)	1,800	18,052
FINDEX, Inc.	1,700	8,988
Food & Life Cos. Ltd.	3,200	189,386
Foster Electric Co. Ltd.	1,100	20,484
FP Corp.(x)	800	11,947
France Bed Holdings Co. Ltd.(x)	1,600	13,112
Fudo Tetra Corp.(x)	980	18,592
Fuji Co. Ltd.(x)	1,300	17,141
Fuji Corp.(x)	1,700	51,860
Fuji Corp. Ltd.	1,200	6,103
Fuji Electric Co. Ltd.(x)	3,100	217,082
Fuji Kyuko Co. Ltd.(x)	1,500	23,112
Fuji Media Holdings, Inc.	3,800	96,377
Fuji Oil Co. Ltd.(x)	1,600	36,714
Fuji Seal International, Inc.	800	13,146
Fujibo Holdings, Inc.(x)	1,500	35,146
FUJIFILM Holdings Corp.(x)	28,410	539,950
Fujikura Composites, Inc.(x)	800	12,110
Fujikura Kasei Co. Ltd.	1,600	11,906
Fujikura Ltd.	33,000	897,896
Fujimi, Inc.(x)	1,800	31,625
Fujita Kanko, Inc.	1,500	19,594
Fujitsu Ltd.	192,000	3,901,933
Fujiya Co. Ltd.(x)	700	10,922
FuKoKu Co. Ltd.	500	5,693
Fukuda Corp.	200	10,634
Fukui Bank Ltd. (The)(x)	1,000	20,544
Fukui Computer Holdings, Inc.(x)	400	7,961
Fukuoka Financial Group, Inc.(x)	3,784	143,667
Fukuyama Transporting Co. Ltd.(x)	400	13,539
FULLCAST Holdings Co. Ltd.	1,000	10,530
Funai Soken Holdings, Inc.	1,080	7,816
Furukawa Co. Ltd.	100	2,810
Furukawa Electric Co. Ltd.	1,600	305,720

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Fuso Pharmaceutical Industries Ltd.(x)	400	$5,986
Futaba Corp.	2,100	8,542
Futaba Industrial Co. Ltd.	3,500	21,367
Future Corp.	2,000	20,183
Fuyo General Lease Co. Ltd.	1,800	48,818
G-7 Holdings, Inc.	1,200	10,195
Gakken Holdings Co. Ltd.	2,000	12,539
Gakujo Co. Ltd.	400	4,072
Galilei Co. Ltd.(x)	1,200	27,231
Gecoss Corp.	800	8,924
Genki Global Dining Concepts Corp.(x)	600	10,930
Geo Holdings Corp.	300	3,221
giftee, Inc.(x)	1,900	13,340
GLOBERIDE, Inc.	1,000	13,300
Glory Ltd.(x)	200	5,091
GMO internet group, Inc.	1,600	29,463
GMO Payment Gateway, Inc.(x)	900	47,401
Godo Steel Ltd.(x)	700	16,269
Goldcrest Co. Ltd.	1,100	23,271
Goldwin, Inc.(x)	3,900	54,793
GREE Holdings, Inc.	5,100	11,926
GS Yuasa Corp.	1,300	44,685
GSI Creos Corp.	600	9,257
Gun-Ei Chemical Industry Co. Ltd.	300	10,086
GungHo Online Entertainment, Inc.	1,100	17,034
Gunma Bank Ltd. (The)	9,700	128,605
Gunze Ltd.(x)	500	11,798
Gurunavi, Inc.(x)*	2,000	1,849
H.U. Group Holdings, Inc.	1,400	28,483
H2O Retailing Corp.	2,660	40,250
Hachijuni Nagano Bank Ltd.(x)	11,616	145,898
Hakudo Co. Ltd.(x)	400	6,494
Hakuhodo DY Holdings, Inc.(x)	7,400	48,243
Hakuto Co. Ltd.(x)	700	18,646
Hamakyorex Co. Ltd.(x)	2,400	26,936
Hamamatsu Photonics KK(x)	5,600	64,627
Hankyu Hanshin Holdings, Inc.	5,900	170,558
Hanwa Co. Ltd.(x)	2,000	19,993
Happinet Corp.	1,200	20,566
Hard Off Corp. Co. Ltd.	500	6,197
Harima Chemicals Group, Inc.	1,100	6,396
Haseko Corp.	3,000	55,750
Hazama Ando Corp.	4,020	50,159
Heiwa Corp.(x)	1,820	21,520
Heiwa Real Estate Co. Ltd.	1,400	21,419
Heiwado Co. Ltd.	500	9,378
Hibiya Engineering Ltd.	800	13,885
Hiday Hidaka Corp.(x)	1,640	30,726
Hikari Tsushin, Inc.	500	126,582
Hino Motors Ltd.(r)*	4,200	10,242
Hirakawa Hewtech Corp.	441	10,713
Hirogin Holdings, Inc.(x)	5,900	65,242
Hirose Electric Co. Ltd.(x)	723	94,405
HIS Co. Ltd.	3,100	20,571
Hisaka Works Ltd.	1,000	9,804
Hisamitsu Pharmaceutical Co., Inc.	600	22,869
Hitachi Construction Machinery Co. Ltd.(x)	1,700	58,164
Hitachi Ltd.	121,440	3,549,159
Hodogaya Chemical Co. Ltd.	400	6,404
Hokkaido Electric Power Co., Inc.(x)	7,100	48,361
Hokkaido Gas Co. Ltd.	2,000	11,151
Hokkan Holdings Ltd.	600	8,469
Hokko Chemical Industry Co. Ltd.	1,000	10,898
Hokuetsu Corp.(x)	2,300	13,370
Hokuhoku Financial Group, Inc.	2,900	109,165
Hokuriku Electric Power Co.(x)	3,300	22,445
Hokuto Corp.	1,400	16,900
Honda Motor Co. Ltd.(x)	98,900	800,554
Honeys Holdings Co. Ltd.(x)	1,080	9,950
Hoosiers Holdings Co. Ltd.	2,000	15,139
Horiba Ltd.(x)	900	104,992
Hoshizaki Corp.	3,100	99,406
Hosiden Corp.(x)	600	9,876
Hosokawa Micron Corp.(x)	800	29,758
House Foods Group, Inc.	1,400	26,930
Hoya Corp.	9,000	1,552,464
Hulic Co. Ltd.	11,500	133,872
Hyakugo Bank Ltd. (The)(x)	4,000	38,837
Hyakujushi Bank Ltd. (The)	2,000	27,212
Ibiden Co. Ltd.(x)	5,800	284,446
Ichigo, Inc.(x)	10,100	29,959
Ichikoh Industries Ltd.	2,000	6,344
Ichinen Holdings Co. Ltd.	1,300	17,575
Ichiyoshi Securities Co. Ltd.	2,700	25,025
Icom, Inc.	600	11,281
Idec Corp.	1,400	26,781
Idemitsu Kosan Co. Ltd.	18,810	182,864
IDOM, Inc.(x)	3,300	26,346
IHI Corp.	24,400	498,683
Iida Group Holdings Co. Ltd.	4,076	61,981
Iino Kaiun Kaisha Ltd.(x)	400	4,454
Inaba Denki Sangyo Co. Ltd.	3,000	49,822
Inaba Seisakusho Co. Ltd.(x)	600	6,495
Inabata & Co. Ltd.(x)	1,600	40,310
Ines Corp.	1,600	19,756
Infomart Corp.	6,800	20,229
INFRONEER Holdings, Inc.(x)	6,012	83,693
Inpex Corp.	20,500	601,508
Intage Holdings, Inc.	300	3,197
Internet Initiative Japan, Inc.	2,900	45,082
Inui Global Logistics Co. Ltd.	490	4,573
Iseki & Co. Ltd.	1,300	12,950
Isetan Mitsukoshi Holdings Ltd.(x)	8,400	153,509
Ishihara Sangyo Kaisha Ltd.(x)	200	3,547
Isuzu Motors Ltd.(x)	12,500	179,557
Itfor, Inc.	1,300	13,639
Ito En Ltd.	800	15,024
ITOCHU Corp.	167,100	2,123,910
Itochu Enex Co. Ltd.(x)	400	5,036
Itochu-Shokuhin Co. Ltd.	300	24,657
Itoham Yonekyu Holdings, Inc.	14	508
Itoki Corp.	800	15,590
IwaiCosmo Holdings, Inc.	1,100	24,572
Iwatani Corp.	5,600	71,635
Iyogin Holdings, Inc.(x)	5,600	102,444
Izumi Co. Ltd.	1,200	7,906
J Front Retailing Co. Ltd.	6,600	101,578
Jaccs Co. Ltd.(x)	700	17,862
JAFCO Group Co. Ltd.(x)	2,200	31,542
JANOME Corp.	1,200	9,655
Japan Airlines Co. Ltd.(x)	11,600	188,733
Japan Airport Terminal Co. Ltd.(x)	2,100	68,812
Japan Aviation Electronics Industry Ltd.(x)	1,700	24,586
Japan Cash Machine Co. Ltd.(x)	1,100	7,156
Japan Communications, Inc.*	1,100	892
Japan Display, Inc.(x)*	17,300	8,027
Japan Electronic Materials Corp.(x)	500	17,306
Japan Elevator Service Holdings Co. Ltd.	4,400	45,697
Japan Exchange Group, Inc.	26,700	310,010

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Japan Lifeline Co. Ltd.	1,800	$15,667
Japan Material Co. Ltd.	1,900	19,657
Japan Medical Dynamic Marketing, Inc.	1,000	3,444
Japan Petroleum Exploration Co. Ltd.(x)	2,900	47,790
Japan Post Bank Co. Ltd.(x)	39,800	654,795
Japan Post Holdings Co. Ltd.	45,300	519,711
Japan Post Insurance Co. Ltd.(x)	16,500	166,695
Japan Property Management Center Co. Ltd.	200	1,659
Japan Securities Finance Co. Ltd.(x)	2,346	30,925
Japan Steel Works Ltd. (The)(x)	1,700	92,567
Japan Tobacco, Inc.	27,500	1,055,188
Japan Transcity Corp.	2,000	15,716
Japan Wool Textile Co. Ltd. (The)	400	4,641
JBCC Holdings, Inc.(x)	700	5,337
JCR Pharmaceuticals Co. Ltd.(x)	3,500	12,710
JCU Corp.	800	27,384
Jeol Ltd.(x)	1,200	44,547
JFE Holdings, Inc.(x)	11,644	135,633
JGC Holdings Corp.	4,300	63,500
JINS Holdings, Inc.	500	16,180
JK Holdings Co. Ltd.	1,100	9,979
JMDC, Inc.*	800	16,666
JMS Co. Ltd.	500	1,347
J-Oil Mills, Inc.	1,000	12,751
Joshin Corp.	1,000	17,841
JSP Corp.	800	11,670
JTEKT Corp.	3,400	36,267
Juki Corp.	1,400	5,648
Juroku Financial Group, Inc.(x)	2,000	22,873
Justsystems Corp.	900	20,041
JVCKenwood Corp.	5,800	40,517
JX Advanced Metals Corp.	9,100	197,801
K&O Energy Group, Inc.	500	17,602
Kadokawa Corp.(x)	3,468	83,515
Kaga Electronics Co. Ltd.	800	19,120
Kagome Co. Ltd.	2,100	37,275
Kajima Corp.	10,800	410,271
Kakaku.com, Inc.(x)	3,500	45,886
Kaken Pharmaceutical Co. Ltd.	500	13,123
Kamei Corp.	1,000	21,034
Kamigumi Co. Ltd.	1,900	65,748
Kanaden Corp.	1,000	13,195
Kanadevia Corp.	5,300	34,354
Kanagawa Chuo Kotsu Co. Ltd.	200	4,426
Kanamoto Co. Ltd.	1,000	27,733
Kandenko Co. Ltd.	2,900	110,372
Kaneka Corp.	400	12,205
Kanematsu Corp.(x)	5,000	71,054
Kansai Electric Power Co., Inc. (The)(x)	25,400	418,374
Kansai Paint Co. Ltd.(x)	3,800	56,886
Kanto Denka Kogyo Co. Ltd.(x)	2,000	17,372
Kao Corp.(x)	11,100	433,734
Kappa Create Co. Ltd.(x)*	1,800	17,822
Kasumigaseki Capital Co. Ltd.	200	8,008
Katakura Industries Co. Ltd.	1,400	24,774
Katitas Co. Ltd.(x)	1,700	34,151
Kato Sangyo Co. Ltd.	100	4,244
KAWADA TECHNOLOGIES, Inc.	1,800	17,663
Kawai Musical Instruments Manufacturing Co. Ltd.	400	7,169
Kawasaki Heavy Industries Ltd.(x)	17,500	332,046
Kawasaki Kisen Kaisha Ltd.(x)	9,591	161,467
KDDI Corp.(x)	65,200	1,116,544
KeePer Technical Laboratory Co. Ltd.(x)	400	7,628
Keihan Holdings Co. Ltd.	3,200	65,374
Keihanshin Building Co. Ltd.	1,400	17,228
Keikyu Corp.	5,600	54,066
Keio Corp.	12,500	61,086
Keisei Electric Railway Co. Ltd.(x)	8,792	65,577
Keiyo Bank Ltd. (The)	2,500	32,374
Kewpie Corp.	2,400	61,316
Keyence Corp.	4,560	1,614,948
KH Neochem Co. Ltd.	1,500	26,182
Kikkoman Corp.(x)	15,100	137,646
Kimura Chemical Plants Co. Ltd.(x)	1,100	10,810
Kinden Corp.(x)	3,500	157,942
King Jim Co. Ltd.(x)	1,000	5,115
Kintetsu Department Store Co. Ltd.	100	1,123
Kioxia Holdings Corp.*	2,600	330,528
Kirin Holdings Co. Ltd.	19,200	305,481
Kisoji Co. Ltd.(x)	1,400	22,377
Kissei Pharmaceutical Co. Ltd.	1,200	35,394
Kitagawa Corp.	500	4,969
Kita-Nippon Bank Ltd. (The)	300	8,735
Kitz Corp.	800	9,243
Kiyo Bank Ltd. (The)	1,900	46,767
KNT-CT Holdings Co. Ltd.*	400	4,252
Koa Corp.(x)	1,500	14,206
Koatsu Gas Kogyo Co. Ltd.	1,000	7,022
Kobayashi Pharmaceutical Co. Ltd.	1,700	63,348
Kobe Bussan Co. Ltd.	4,600	99,982
Kobe Steel Ltd.(x)	10,400	125,553
Koei Tecmo Holdings Co. Ltd.	3,524	35,963
Kohnan Shoji Co. Ltd.(x)	1,100	28,405
Kohsoku Corp.(x)	700	13,930
Koito Manufacturing Co. Ltd.(x)	4,000	62,144
Kojima Co. Ltd.(x)	1,500	12,387
Kokusai Electric Corp.(x)	3,100	102,721
Kokuyo Co. Ltd.	6,000	32,719
Komatsu Ltd.	22,490	882,844
Komatsu Matere Co. Ltd.	2,000	9,785
Komatsu Wall Industry Co. Ltd.	800	13,153
KOMEDA Holdings Co. Ltd.	1,400	26,145
Komeri Co. Ltd.(x)	100	2,218
Komori Corp.	500	4,887
Konami Group Corp.(x)	1,900	236,398
Konica Minolta, Inc.	9,100	30,483
Kosaido Holdings Co. Ltd.(x)	4,500	14,022
Kose Holdings Corp.(x)	1,500	55,948
Kotobuki Spirits Co. Ltd.	1,500	17,388
Kourakuen Corp.(x)	700	5,095
Kraftia Corp.	1,200	72,743
KRS Corp.	600	10,765
K’s Holdings Corp.	2,300	24,369
Kubota Corp.	24,400	385,009
Kumagai Gumi Co. Ltd.(x)	4,000	39,295
Kumiai Chemical Industry Co. Ltd.	1,340	6,584
Kura Sushi, Inc.(x)	1,200	27,496
Kurabo Industries Ltd.	200	10,773
Kuraray Co. Ltd.	5,400	56,859
Kureha Corp.(x)	600	15,104
Kurimoto Ltd.(x)	3,000	29,520
Kurita Water Industries Ltd.(x)	2,600	123,711
Kusuri no Aoki Holdings Co. Ltd.(x)	1,300	31,797
KYB Corp.	1,400	36,914
Kyocera Corp.(x)	30,700	474,606
Kyodo Printing Co. Ltd.	1,200	12,146
Kyoei Steel Ltd.	1,300	19,294
Kyokuto Boeki Kaisha Ltd.	400	4,739

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Kyokuto Kaihatsu Kogyo Co. Ltd.	600	$11,030
Kyokuto Securities Co. Ltd.	1,600	16,876
Kyokuyo Co. Ltd.	500	15,783
Kyorin Pharmaceutical Co. Ltd.	400	4,176
Kyoritsu Maintenance Co. Ltd.(x)	800	12,333
Kyosan Electric Manufacturing Co. Ltd.	2,000	7,899
Kyoto Financial Group, Inc.	6,800	177,346
Kyowa Kirin Co. Ltd.	6,800	112,327
Kyushu Electric Power Co., Inc.	10,700	123,191
Kyushu Financial Group, Inc.(x)	5,970	43,430
Kyushu Railway Co.(x)	2,800	66,470
LAND Co. Ltd.*	1,300	73
Lasertec Corp.	1,900	418,930
LEC, Inc.	1,200	8,540
Leopalace21 Corp.	7,300	29,697
Life Corp.	1,400	22,630
Link And Motivation, Inc.	5,900	20,733
Lintec Corp.	900	25,893
Lion Corp.	6,100	63,677
Look Holdings, Inc.	400	6,339
LY Corp.(x)	77,200	187,106
M&A Capital Partners Co. Ltd.	900	16,901
M3, Inc.(x)*	11,500	117,404
Mabuchi Motor Co. Ltd.	6,400	64,238
Macnica Holdings, Inc.(x)	3,150	47,358
Maezawa Kasei Industries Co. Ltd.	900	12,155
Maezawa Kyuso Industries Co. Ltd.	800	7,981
Makita Corp.	6,300	204,618
Management Solutions Co. Ltd.	300	2,423
Mandom Corp.(x)*	1,400	27,212
Mani, Inc.(x)	3,300	31,807
Mars Group Holdings Corp.(x)	600	11,485
Marubeni Corp.	38,500	1,415,691
Marubun Corp.	900	6,404
Marudai Food Co. Ltd.	1,200	17,302
Marui Group Co. Ltd.(x)	2,800	54,194
Maruichi Steel Tube Ltd.	1,500	13,625
Marusan Securities Co. Ltd.(x)	3,900	24,794
Maruwa Co. Ltd.(x)	200	70,025
Maruzen Showa Unyu Co. Ltd.(x)	100	5,259
Matsuda Sangyo Co. Ltd.(x)	800	32,368
Matsui Construction Co. Ltd.	1,000	10,158
Matsui Securities Co. Ltd.	1,000	6,004
MatsukiyoCocokara & Co.(x)	8,760	139,989
Matsuya Co. Ltd.	2,200	25,704
Matsuyafoods Holdings Co. Ltd.(x)	500	17,992
Max Co. Ltd.	2,800	28,806
Mazda Motor Corp.(x)	14,500	97,887
Mebuki Financial Group, Inc.(x)	24,660	189,946
MEC Co. Ltd.	800	33,463
Medical System Network Co. Ltd.	400	1,370
Medipal Holdings Corp.(x)	5,700	106,381
Medley, Inc.(x)*	900	10,856
Megachips Corp.(x)	300	14,673
Megmilk Snow Brand Co. Ltd.	400	8,191
Meidensha Corp.	800	39,181
Meiji Holdings Co. Ltd.(x)	6,900	168,371
Meiko Electronics Co. Ltd.	500	79,800
Meiko Network Japan Co. Ltd.	900	4,025
MEITEC Group Holdings, Inc.(x)	1,600	33,273
Meito Co. Ltd.	600	11,334
Meiwa Corp.	900	4,534
Meiwa Estate Co. Ltd.(x)	700	4,319
Menicon Co. Ltd.	2,900	31,383
Mercari, Inc.(x)*	2,000	47,078
Micronics Japan Co. Ltd.	1,100	67,753
Midac Holdings Co. Ltd.(x)	1,500	18,340
Milbon Co. Ltd.	1,140	19,454
Minebea Mitsumi, Inc.(x)	8,737	143,320
Ministop Co. Ltd.(x)	900	10,393
Mirait One Corp.(x)	1,100	25,244
Mirarth Holdings, Inc.(x)	4,400	11,115
MISUMI Group, Inc.	7,300	123,881
Mito Securities Co. Ltd.(x)	3,000	13,106
Mitsuba Corp.(x)	2,000	15,484
Mitsubishi Chemical Group Corp.	33,420	193,536
Mitsubishi Corp.	97,130	3,335,562
Mitsubishi Electric Corp.	51,500	1,681,860
Mitsubishi Estate Co. Ltd.	27,900	772,030
Mitsubishi Gas Chemical Co., Inc.	2,900	67,734
Mitsubishi HC Capital, Inc.(x)	15,220	135,981
Mitsubishi Heavy Industries Ltd.	88,600	2,416,950
Mitsubishi Kakoki Kaisha Ltd.	900	17,178
Mitsubishi Logisnext Co. Ltd.(x)*	1,000	9,637
Mitsubishi Logistics Corp.(x)	6,000	50,521
Mitsubishi Materials Corp.(x)	2,300	71,886
Mitsubishi Motors Corp.(x)	26,200	51,271
Mitsubishi Pencil Co. Ltd.	100	1,473
Mitsubishi Research Institute, Inc.	400	11,892
Mitsubishi Steel Manufacturing Co. Ltd.	700	7,966
Mitsubishi UFJ Financial Group, Inc.	292,200	4,936,914
Mitsuboshi Belting Ltd.(x)	400	10,016
Mitsui & Co. Ltd.	71,700	2,760,470
Mitsui Chemicals, Inc.	7,862	93,713
Mitsui DM Sugar Co. Ltd.	1,000	21,517
Mitsui E&S Co. Ltd.(x)	2,300	83,582
Mitsui Fudosan Co. Ltd.	67,200	711,282
Mitsui High-Tec, Inc.	4,000	15,344
Mitsui Kinzoku Co. Ltd.	1,200	225,018
Mitsui Matsushima Holdings Co. Ltd.(x)	500	4,222
Mitsui OSK Lines Ltd.(x)	8,900	368,362
Mitsui-Soko Holdings Co. Ltd.(x)	1,200	30,565
Miura Co. Ltd.	3,000	60,228
Miyaji Engineering Group, Inc.(x)	1,600	17,509
Miyakoshi Holdings, Inc.(x)*	300	1,272
Miyazaki Bank Ltd. (The)	1,000	11,511
Mizuho Financial Group, Inc.	65,237	2,603,925
Mizuho Leasing Co. Ltd.	4,200	37,181
Mizuno Corp.(x)	2,100	45,632
Mochida Pharmaceutical Co. Ltd.	1,000	22,022
Modec, Inc.	1,000	95,527
Monex Group, Inc.(x)	7,000	30,096
Money Forward, Inc.(x)*	700	15,500
Monogatari Corp. (The)	1,400	41,779
MonotaRO Co. Ltd.(x)	7,700	82,777
Morinaga & Co. Ltd.	1,800	30,765
Morinaga Milk Industry Co. Ltd.	1,000	30,145
Morozoff Ltd.(x)	1,200	11,335
Mory Industries, Inc.	2,000	12,029
MOS Food Services, Inc.(x)	100	2,680
MrMax Holdings Ltd.	1,200	5,643
MS&AD Insurance Group Holdings, Inc.(x)	28,100	735,362
Murata Manufacturing Co. Ltd.	43,585	977,207
Musashi Seimitsu Industry Co. Ltd.(x)	1,100	18,716
Musashino Bank Ltd. (The)(x)	900	12,056
Nabtesco Corp.	2,700	67,373
NAC Co. Ltd.	800	2,633
Nachi-Fujikoshi Corp.	500	14,409
Nagaileben Co. Ltd.	1,200	12,655

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Nagano Keiki Co. Ltd.	800	$14,083
Nagase & Co. Ltd.(x)	8,800	65,229
Nagawa Co. Ltd.(x)	400	14,140
Nagoya Railroad Co. Ltd.(x)	5,400	58,974
Nakabayashi Co. Ltd.	1,000	3,739
Nakamuraya Co. Ltd.	300	6,268
Nakayama Steel Works Ltd.	600	2,352
Namura Shipbuilding Co. Ltd.(x)	1,024	28,276
NANKAI Co. Ltd.	1,300	25,204
Nanto Bank Ltd. (The)	5,500	49,835
Natori Co. Ltd.(x)	600	7,261
NEC Capital Solutions Ltd.(x)	300	7,736
NEC Corp.	30,400	757,375
Net Protections Holdings, Inc.*	100	236
Nexon Co. Ltd.	12,100	228,060
Nextage Co. Ltd.	2,000	40,298
NGK Corp.(x)	3,700	95,939
NH Foods Ltd.(x)	2,200	97,371
NHK Spring Co. Ltd.(x)	3,800	60,261
Nichias Corp.(x)	4,500	83,401
Nichicon Corp.	700	7,787
Nichiha Corp.	1,200	24,812
Nichirei Corp.	4,600	57,439
Nichireki Group Co. Ltd.	1,000	13,471
Nifco, Inc.	2,300	65,066
Nihon Dempa Kogyo Co. Ltd.(x)	900	6,852
Nihon Kohden Corp.	5,200	48,362
Nihon M&A Center Holdings, Inc.(x)	7,200	29,045
Nihon Nohyaku Co. Ltd.	2,000	12,738
Nihon Parkerizing Co. Ltd.(x)	3,100	28,597
Nihon Trim Co. Ltd.	200	5,449
Nikko Co. Ltd.	1,000	4,963
Nikkon Holdings Co. Ltd.(x)	2,800	75,777
Nikon Corp.(x)	5,700	68,997
Nintendo Co. Ltd.(x)	29,500	1,683,295
Nippon Air Conditioning Services Co. Ltd.	1,200	11,354
Nippon Beet Sugar Manufacturing Co. Ltd.(x)	700	18,235
Nippon Carbide Industries Co., Inc.	300	5,071
Nippon Carbon Co. Ltd.	600	17,086
Nippon Ceramic Co. Ltd.(x)	800	17,392
Nippon Chemical Industrial Co. Ltd.(x)	400	7,306
Nippon Chemi-Con Corp.	700	6,516
Nippon Coke & Engineering Co. Ltd.*	10,000	7,212
Nippon Concrete Industries Co. Ltd.	1,000	2,007
Nippon Denko Co. Ltd.	5,000	13,174
Nippon Densetsu Kogyo Co. Ltd.	400	12,202
Nippon Electric Glass Co. Ltd.	1,800	69,485
Nippon Express Holdings, Inc.(x)	5,200	117,409
Nippon Fine Chemical Co. Ltd.(x)	1,000	15,450
Nippon Gas Co. Ltd.(x)	3,300	61,356
Nippon Hume Corp.(x)	2,000	13,852
Nippon Kanzai Holdings Co. Ltd.	800	14,606
Nippon Kayaku Co. Ltd.	5,000	56,054
Nippon Light Metal Holdings Co. Ltd.	1,480	26,485
Nippon Paint Holdings Co. Ltd.(x)	22,900	142,934
Nippon Paper Industries Co. Ltd.(x)	2,800	22,591
Nippon Parking Development Co. Ltd.	13,000	21,935
Nippon Sanso Holdings Corp.(x)	4,800	171,375
Nippon Seisen Co. Ltd.(x)	1,000	8,101
Nippon Sharyo Ltd.	400	8,879
Nippon Sheet Glass Co. Ltd.*	3,800	11,926
Nippon Shinyaku Co. Ltd.	1,700	55,443
Nippon Shokubai Co. Ltd.(x)	4,000	57,824
Nippon Signal Co. Ltd.	2,800	28,674
Nippon Soda Co. Ltd.(x)	800	17,788
Nippon Steel Corp.(x)	134,075	492,554
Nippon Television Holdings, Inc.	4,100	82,504
Nippon Thompson Co. Ltd.(x)	4,000	22,341
Nippon Yakin Kogyo Co. Ltd.(x)	650	19,252
Nippon Yusen KK	9,200	337,661
Nipro Corp.(x)	4,700	46,294
Nishimatsu Construction Co. Ltd.	900	32,859
Nishimatsuya Chain Co. Ltd.(x)	700	9,290
Nishi-Nippon Financial Holdings, Inc.	2,700	64,537
Nishi-Nippon Railroad Co. Ltd.	1,100	21,102
Nissan Chemical Corp.(x)	1,900	72,901
Nissan Motor Co. Ltd.(x)*	68,720	145,869
Nissan Shatai Co. Ltd.	900	5,409
Nissei Plastic Industrial Co. Ltd.(r)	1,000	5,368
Nissha Co. Ltd.	2,200	17,061
Nisshin Group Holdings Co. Ltd.	2,600	11,703
Nisshin Seifun Group, Inc.(x)	5,605	74,331
Nisshinbo Holdings, Inc.	4,468	41,418
Nissin Foods Holdings Co. Ltd.(x)	6,200	117,947
Nissui Corp.	6,400	54,612
Niterra Co. Ltd.(x)	4,000	186,675
Nitori Holdings Co. Ltd.(x)	8,200	130,236
Nitta Corp.	1,100	30,971
Nittetsu Mining Co. Ltd.(x)	1,300	21,060
Nitto Boseki Co. Ltd.(x)	300	37,151
Nitto Denko Corp.	14,500	290,103
Nitto Fuji Flour Milling Co. Ltd.	800	9,159
Nitto Kogyo Corp.(x)	300	8,133
Nitto Kohki Co. Ltd.	700	7,254
Nitto Seiko Co. Ltd.	1,000	4,862
Nittoc Construction Co. Ltd.	750	5,912
NOF Corp.	4,900	96,864
Nohmi Bosai Ltd.	1,000	26,217
Nojima Corp.(x)	5,400	37,173
NOK Corp.	800	14,422
Nomura Co. Ltd.	4,000	32,681
Nomura Holdings, Inc.	78,900	624,068
Nomura Micro Science Co. Ltd.(x)	1,100	21,934
Nomura Real Estate Holdings, Inc.(x)	14,000	90,095
Nomura Research Institute Ltd.(x)	9,609	266,242
Noritsu Koki Co. Ltd.(x)	700	8,999
Noritz Corp.	100	1,454
North Pacific Bank Ltd.	5,100	31,120
NPR-RIKEN Corp.	1,208	29,095
NS Solutions Corp.(x)	2,000	46,520
NS United Kaiun Kaisha Ltd.	400	18,651
NSD Co. Ltd.	560	9,722
NSK Ltd.	9,100	64,120
NSW, Inc.	400	6,211
NTN Corp.(x)	13,000	26,806
NTT, Inc.	1,238,600	1,229,718
Nxera Pharma Co. Ltd.(x)*	2,700	15,034
Obara Group, Inc.(x)	800	26,590
Obayashi Corp.	15,100	363,639
OBIC Business Consultants Co. Ltd.	600	23,900
Obic Co. Ltd.(x)	9,400	229,065
Odakyu Electric Railway Co. Ltd.	7,899	82,226
Oenon Holdings, Inc.	3,000	8,218
Ogaki Kyoritsu Bank Ltd. (The)	1,600	63,074
Ohara, Inc.	400	2,722
Ohashi Technica, Inc.	1,200	8,433
Ohsho Food Service Corp.	600	11,718

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Oiles Corp.	1,560	$23,661
Oisix ra daichi, Inc.(x)	2,200	19,795
Oita Bank Ltd. (The)	3,500	42,627
Oji Holdings Corp.(x)	16,300	87,779
Okabe Co. Ltd.	2,700	16,171
Okamura Corp.	1,700	26,730
Okasan Securities Group, Inc.	6,000	31,662
Oki Electric Industry Co. Ltd.	3,600	60,903
Okinawa Electric Power Co., Inc. (The)(x)	2,273	15,230
OKUMA Corp.	600	13,629
Okumura Corp.	300	12,139
Okura Industrial Co. Ltd.	600	17,871
Okuwa Co. Ltd.(x)	1,000	5,210
Olympus Corp.	27,400	260,859
Omron Corp.	3,600	103,706
Ono Pharmaceutical Co. Ltd.	9,800	156,596
Onoken Co. Ltd.	1,000	8,807
Onward Holdings Co. Ltd.	1,000	4,494
Open House Group Co. Ltd.(x)	1,400	89,650
Open Up Group, Inc.	3,000	33,986
Optex Group Co. Ltd.	1,600	27,053
Optorun Co. Ltd.	1,000	16,985
Oracle Corp.	1,000	54,770
Organo Corp.(x)	700	63,022
Orient Corp.(x)	1,650	10,113
Oriental Land Co. Ltd.(x)	28,200	480,071
Oriental Shiraishi Corp.	450	1,067
ORIX Corp.	28,000	838,879
Osaka Gas Co. Ltd.	8,500	344,691
Osaka Steel Co. Ltd.(x)*	800	13,902
OSAKA Titanium Technologies Co. Ltd.(x)	1,100	17,754
Osaki Electric Co. Ltd.	1,000	10,824
OSG Corp.(x)	2,200	35,739
Otsuka Corp.	5,100	97,805
Otsuka Holdings Co. Ltd.	10,900	769,394
Oyo Corp.	1,200	21,880
Pacific Metals Co. Ltd.(x)	899	15,275
Pack Corp. (The)	2,700	22,683
PAL GROUP Holdings Co. Ltd.	1,600	14,716
PALTAC Corp.	1,050	31,985
Pan Pacific International Holdings Corp.	50,300	308,551
Panasonic Holdings Corp.	56,285	934,567
Park24 Co. Ltd.	4,000	48,069
Pasona Group, Inc.	1,000	11,802
Pegasus Co. Ltd.	1,200	5,737
Penta-Ocean Construction Co. Ltd.(x)	2,700	28,706
PeptiDream, Inc.*	3,500	26,844
Pharma Foods International Co. Ltd.	700	2,961
PIA Corp.(x)	300	6,334
PILLAR Corp.(x)	200	9,230
Pilot Corp.	1,100	32,776
Piolax, Inc.(x)	1,500	15,097
Pola Orbis Holdings, Inc.(x)	3,000	24,813
Press Kogyo Co. Ltd.(x)	5,000	26,196
Prima Meat Packers Ltd.	1,400	24,168
Procrea Holdings, Inc.	1,176	23,387
Pronexus, Inc.(x)	1,300	9,352
PS Construction Co. Ltd.(x)	800	13,913
Raito Kogyo Co. Ltd.	800	19,527
Raiznext Corp.	200	2,892
Raksul, Inc.	2,200	26,273
Rakus Co. Ltd.(x)	4,000	18,967
Rakuten Bank Ltd.*	1,900	68,828
Rakuten Group, Inc.*	38,900	181,437
Rasa Corp.(x)	500	6,079
Rasa Industries Ltd.	2,000	21,621
Recruit Holdings Co. Ltd.	35,400	1,531,437
Relo Group, Inc.(x)	3,600	43,102
Renaissance, Inc.	500	3,365
Renesas Electronics Corp.	43,200	613,463
Rengo Co. Ltd.(x)	300	2,431
RENOVA, Inc.(x)*	2,800	15,176
Resona Holdings, Inc.	57,600	640,913
Resonac Holdings Corp.	4,400	287,485
Resorttrust, Inc.	3,800	41,789
Restar Corp.	700	11,743
Rheon Automatic Machinery Co. Ltd.	1,000	9,230
Ricoh Co. Ltd.	13,100	110,752
Riken Keiki Co. Ltd.	700	13,245
Riken Technos Corp.	2,000	21,274
Ringer Hut Co. Ltd.	900	12,938
Rinnai Corp.	2,200	51,209
Riso Kagaku Corp.	800	5,788
Riso Kyoiku Group Corp.	3,900	4,760
Rock Field Co. Ltd.(x)	1,200	10,638
Rohm Co. Ltd.(x)	9,600	187,171
Rohto Pharmaceutical Co. Ltd.(x)	4,800	73,174
Rorze Corp.	1,100	18,789
Round One Corp.(x)	4,900	25,466
Royal Holdings Co. Ltd.	3,600	33,215
Ryobi Ltd.	1,400	21,656
Ryoden Corp.	500	10,516
Ryohin Keikaku Co. Ltd.	10,800	229,679
Ryoyo Ryosan Holdings, Inc.(x)	1,224	23,604
S Foods, Inc.	500	9,538
Sagami Holdings Corp.(x)	1,000	11,618
Saibu Gas Holdings Co. Ltd.	1,300	21,012
Saizeriya Co. Ltd.	600	24,297
Sakai Chemical Industry Co. Ltd.	800	17,734
Sakai Heavy Industries Ltd.	400	5,190
Sakai Moving Service Co. Ltd.	800	13,848
Sakata INX Corp.	2,000	28,968
Sakata Seed Corp.(x)	1,100	30,111
Sakura Internet, Inc.	1,000	15,892
Sala Corp.	1,000	6,539
San Holdings, Inc.	800	6,815
San ju San Financial Group, Inc.	3,960	37,124
San-A Co. Ltd.	1,600	30,851
San-Ai Obbli Co. Ltd.(x)	2,000	30,502
Sangetsu Corp.(x)	1,800	35,215
San-In Godo Bank Ltd. (The)(x)	3,400	37,788
Sanix Holdings, Inc.	1,800	2,390
Sanken Electric Co. Ltd.(x)*	400	18,415
Sanki Engineering Co. Ltd.(x)	1,400	60,672
Sankyo Co. Ltd.(x)	6,400	78,865
Sankyo Seiko Co. Ltd.	2,000	11,073
Sankyo Tateyama, Inc.	1,700	7,396
Sankyu, Inc.(x)	800	44,523
Sanoh Industrial Co. Ltd.(x)	1,400	6,029
Sanrio Co. Ltd.(x)	21,000	129,586
Sansan, Inc.*	1,100	8,157
Santen Pharmaceutical Co. Ltd.	7,900	89,718
Sanwa Holdings Corp.(x)	5,300	120,632
Sanyo Chemical Industries Ltd.	600	19,056
Sanyo Shokai Ltd.	600	14,835
Sapporo Holdings Ltd.(x)	6,000	64,957
Sato Corp.	1,200	17,088
Sato Shoji Corp.	1,000	15,102
Satori Electric Co. Ltd.(r)	900	10,434
Sawai Group Holdings Co. Ltd.(x)	2,400	33,830
SBI ARUHI Corp.(x)	2,100	11,046

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
SBI Holdings, Inc.	16,320	$304,000
SCREEN Holdings Co. Ltd.(x)	3,800	223,894
Scroll Corp.	1,700	14,415
Secom Co. Ltd.	9,400	360,935
Sega Sammy Holdings, Inc.(x)	5,000	77,013
Seibu Holdings, Inc.	5,600	156,374
Seikagaku Corp.	2,400	11,161
Seikitokyu Kogyo Co. Ltd.(x)	600	5,725
Seiko Epson Corp.	6,800	83,998
Seiko Group Corp.	200	7,133
Seino Holdings Co. Ltd.(x)	1,300	20,009
Seiren Co. Ltd.	1,300	25,542
Sekisui Chemical Co. Ltd.(x)	8,200	136,711
Sekisui House Ltd.	12,500	279,051
Sekisui Jushi Corp.	1,000	13,558
Sekisui Kasei Co. Ltd.	1,000	2,808
Senko Group Holdings Co. Ltd.	4,000	46,118
Senshu Ikeda Holdings, Inc.	6,880	38,045
Senshukai Co. Ltd.(x)*	2,200	1,918
Seven & i Holdings Co. Ltd.	53,308	717,493
SG Holdings Co. Ltd.(x)	7,400	69,386
Sharp Corp.(x)*	8,300	30,584
Shibaura Mechatronics Corp.	1,500	39,327
Shibusawa Logistics Corp.	2,400	20,257
Shibuya Corp.	700	14,997
SHIFT, Inc.*	4,400	17,912
Shiga Bank Ltd. (The)	1,000	12,005
Shikoku Bank Ltd. (The)	1,600	23,093
Shikoku Electric Power Co., Inc.	2,700	30,033
Shikoku Kasei Holdings Corp.(x)	1,000	27,738
Shima Seiki Manufacturing Ltd.	900	5,190
Shimadaya Corp.	600	6,898
Shimadzu Corp.(x)	6,900	163,689
Shimamura Co. Ltd.	4,500	93,901
Shimano, Inc.	1,900	199,104
Shimizu Bank Ltd. (The)	400	6,323
Shimizu Corp.(x)	13,300	239,759
Shimojima Co. Ltd.(x)	800	7,130
Shin Nippon Air Technologies Co. Ltd.	200	4,210
Shin Nippon Biomedical Laboratories Ltd.(x)	700	6,328
Shinagawa Refra Co. Ltd.(x)	1,500	19,517
Shindengen Electric Manufacturing Co. Ltd.(x)	400	7,720
Shin-Etsu Chemical Co. Ltd.	41,700	1,696,672
Shin-Etsu Polymer Co. Ltd.	100	1,229
Shinko Shoji Co. Ltd.	2,200	17,562
Shinmaywa Industries Ltd.	1,800	26,794
Shinnihon Corp.	1,600	19,814
Shinsho Corp.	900	13,199
Shinwa Co. Ltd.	600	11,818
Shionogi & Co. Ltd.	17,200	382,684
Ship Healthcare Holdings, Inc.(x)	3,100	47,399
Shiseido Co. Ltd.	8,200	168,179
Shizuoka Financial Group, Inc.(x)	10,500	173,466
Shizuoka Gas Co. Ltd.	3,000	28,725
Shochiku Co. Ltd.(x)	400	29,887
Shoei Co. Ltd.	1,600	16,790
Showa Sangyo Co. Ltd.	1,000	20,633
Siix Corp.	1,400	10,502
Simplex Holdings, Inc.(x)	3,200	16,405
Sinanen Holdings Co. Ltd.(x)	400	19,836
Sinfonia Technology Co. Ltd.	600	41,207
Sinko Industries Ltd.	600	4,588
Sintokogio Ltd.	2,600	15,129
SKY Perfect JSAT Corp.(x)	3,600	67,778
Skylark Holdings Co. Ltd.	6,800	146,944
SMC Corp.	15,000	5,867,098
SMK Corp.	300	5,608
SMS Co. Ltd.(x)	2,800	29,419
Socionext, Inc.(x)	4,700	57,115
Soda Nikka Co. Ltd.	1,000	6,672
SoftBank Corp.(x)	735,300	981,290
SoftBank Group Corp.(x)	90,248	2,169,033
Sojitz Corp.	4,900	193,535
Sompo Holdings, Inc.	22,450	877,196
Sony Financial Group, Inc.(x)	173,000	157,601
Sony Group Corp.	161,900	3,339,405
Sotetsu Holdings, Inc.	1,100	20,376
SPK Corp.	800	6,433
S-Pool, Inc.	3,800	6,035
Square Enix Holdings Co. Ltd.(x)	7,800	123,965
SRA Holdings	600	17,616
ST Corp.	600	5,579
St Marc Holdings Co. Ltd.	800	15,036
Stanley Electric Co. Ltd.(x)	2,000	36,375
Starzen Co. Ltd.	2,400	19,257
Stella Chemifa Corp.	500	15,661
Strike Group Co. Ltd.	2,100	18,251
Subaru Corp.(x)	14,200	226,850
Sugi Holdings Co. Ltd.	3,000	66,093
Sugimoto & Co. Ltd.	1,200	9,620
SUMCO Corp.	10,700	116,726
Sumida Corp.(x)	700	4,883
Sumiseki Holdings, Inc.(x)	1,000	6,182
Sumitomo Bakelite Co. Ltd.	1,300	40,356
Sumitomo Chemical Co. Ltd.(x)	35,600	114,889
Sumitomo Corp.	29,280	1,089,772
Sumitomo Electric Industries Ltd.	16,500	923,920
Sumitomo Forestry Co. Ltd.(x)	11,900	107,862
Sumitomo Heavy Industries Ltd.	2,500	76,346
Sumitomo Metal Mining Co. Ltd.	6,500	376,829
Sumitomo Mitsui Financial Group, Inc.(x)	101,050	3,330,976
Sumitomo Mitsui Trust Group, Inc.	15,382	489,501
Sumitomo Osaka Cement Co. Ltd.	200	4,857
Sumitomo Pharma Co. Ltd.(x)*	4,700	62,668
Sumitomo Realty & Development Co. Ltd.	12,600	354,246
Sumitomo Rubber Industries Ltd.	4,484	57,968
Sumitomo Seika Chemicals Co. Ltd.(x)	2,000	15,183
Sumitomo Warehouse Co. Ltd. (The)	1,800	46,164
Sun Frontier Fudousan Co. Ltd.(x)	1,000	16,781
Sundrug Co. Ltd.	1,400	34,591
Suntory Beverage & Food Ltd.	3,800	107,456
Sun-Wa Technos Corp.(x)	600	11,919
Suruga Bank Ltd.(x)	2,100	27,164
Suzuden Corp.	300	3,259
Suzuken Co. Ltd.	1,990	75,018
Suzuki Motor Corp.(x)	35,900	430,117
SWCC Corp.	500	40,038
Sysmex Corp.(x)	12,900	112,460
Systena Corp.	4,900	12,928
T Hasegawa Co. Ltd.	1,600	28,705
T RAD Co. Ltd.	400	19,941
T&D Holdings, Inc.(x)	11,600	294,827
Tachibana Eletech Co. Ltd.	840	15,459
Tachi-S Co. Ltd.	1,600	20,619
Tadano Ltd.	600	5,095
Taihei Dengyo Kaisha Ltd.	1,500	27,971
Taiheiyo Cement Corp.(x)	3,278	73,299
Taiho Kogyo Co. Ltd.	800	5,263

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Taiko Pharmaceutical Co. Ltd.	1,200	$2,260
Taisei Corp.	3,500	365,518
Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	300	4,758
Taiyo Holdings Co. Ltd.	600	19,197
Taiyo Yuden Co. Ltd.(x)	2,700	65,882
Takachiho Koheki Co. Ltd.(x)	1,000	12,889
Takamatsu Construction Group Co. Ltd.	1,000	22,900
Takaoka Toko Co. Ltd.	400	12,355
Takara & Co. Ltd.	700	16,923
Takara Holdings, Inc.	1,400	13,693
Takara Standard Co. Ltd.	200	3,491
Takasago Thermal Engineering Co. Ltd.	2,200	60,774
Takashimaya Co. Ltd.(x)	6,800	81,351
Take And Give Needs Co. Ltd.	600	2,682
Takeda Pharmaceutical Co. Ltd.(x)	40,900	1,508,836
Takeuchi Manufacturing Co. Ltd.(x)	900	35,838
Takuma Co. Ltd.	1,300	22,444
Tamron Co. Ltd.	3,200	20,356
Tamura Corp.	3,000	11,727
Tanseisha Co. Ltd.(x)	1,950	18,231
Tayca Corp.	1,000	10,866
TBS Holdings, Inc.	2,500	89,974
TDC Soft, Inc.	1,600	9,348
TDK Corp.	41,600	539,365
TechMatrix Corp.	300	3,409
Teijin Ltd.(x)	5,200	54,287
Teikoku Corp.	800	14,278
Teikoku Sen-I Co. Ltd.	1,000	18,383
Teikoku Tsushin Kogyo Co. Ltd.	400	6,893
Tekken Corp.	800	23,572
TerraSky Co. Ltd.(x)	1,100	10,544
Terumo Corp.	32,600	436,504
THK Co. Ltd.	2,800	83,514
TIS, Inc.	5,600	120,839
Toa Corp./Hyogo	1,000	11,199
Toa Corp./Tokyo(x)	600	11,874
Toa Road Corp.	2,000	21,770
Toagosei Co. Ltd.	600	6,528
TOBISHIMA HOLDINGS, Inc.(x)	800	10,653
Tobu Railway Co. Ltd.	2,500	45,154
TOC Co. Ltd.(x)	4,700	24,249
Tocalo Co. Ltd.(x)	2,400	39,235
Tochigi Bank Ltd. (The)(x)	6,000	33,949
Toda Corp.(x)	4,500	42,013
Toda Kogyo Corp.*	100	855
Toei Co. Ltd.(x)	1,000	37,450
Toenec Corp.	1,000	12,809
Toho Bank Ltd. (The)(x)	10,000	41,665
Toho Co. Ltd.	9,000	94,939
Toho Co. Ltd./Kobe(x)	1,200	10,246
Toho Gas Co. Ltd.(x)	8,000	64,513
Toho Holdings Co. Ltd.(x)	1,900	57,403
Toho Titanium Co. Ltd.(x)	2,100	31,925
Toho Zinc Co. Ltd.(x)*	700	5,409
Tohoku Electric Power Co., Inc.(x)	11,000	81,886
Tokai Carbon Co. Ltd.(x)	6,400	39,798
TOKAI Holdings Corp.(x)	2,400	17,671
Tokai Rika Co. Ltd.	500	9,483
Token Corp.	120	10,213
Tokio Marine Holdings, Inc.	47,200	2,204,136
Tokushu Tokai Paper Co. Ltd.	2,400	24,400
Tokuyama Corp.(x)	2,200	52,890
Tokyo Century Corp.	2,200	28,405
Tokyo Electric Power Co. Holdings, Inc.(x)*	33,800	137,716
Tokyo Electron Device Ltd.(x)	1,200	23,239
Tokyo Electron Ltd.	9,900	2,421,066
Tokyo Energy & Systems, Inc.	1,000	11,274
Tokyo Gas Co. Ltd.(x)	8,600	406,065
Tokyo Keiki, Inc.(x)	800	32,425
Tokyo Kiraboshi Financial Group, Inc.(x)	351	24,956
Tokyo Metro Co. Ltd.	9,600	98,168
Tokyo Ohka Kogyo Co. Ltd.	2,100	102,403
Tokyo Rope Manufacturing Co. Ltd.	800	9,571
Tokyo Sangyo Co. Ltd.	1,000	5,679
Tokyo Seimitsu Co. Ltd.(x)	1,200	105,126
Tokyo Tatemono Co. Ltd.(x)	3,891	89,323
Tokyo Tekko Co. Ltd.(x)	1,200	15,146
Tokyotokeiba Co. Ltd.	800	28,868
Tokyu Construction Co. Ltd.	1,040	9,415
Tokyu Fudosan Holdings Corp.(x)	12,100	102,814
Tomen Devices Corp.	100	7,629
Tomoe Engineering Co. Ltd.	1,200	13,933
Tomoku Co. Ltd.	800	17,243
TOMONY Holdings, Inc.(x)	2,500	13,100
Tomy Co. Ltd.	2,100	34,733
TOPPAN Holdings, Inc.(x)	5,700	151,051
Topy Industries Ltd.	1,000	18,695
Toray Industries, Inc.(x)	32,200	227,025
Toridoll Holdings Corp.(x)	1,200	32,933
Toshiba TEC Corp.	600	10,305
Tosoh Corp.(x)	6,500	96,206
Totetsu Kogyo Co. Ltd.(x)	1,000	34,242
TOTO Ltd.(x)	3,000	98,672
Toukei Computer Co. Ltd.	400	10,758
Tow Co. Ltd.	1,200	2,769
Towa Bank Ltd. (The)	1,300	8,306
Towa Corp.(x)	2,100	30,889
Towa Pharmaceutical Co. Ltd.(x)	200	5,108
Toyo Corp.(x)	1,600	17,166
Toyo Engineering Corp.(x)*	700	12,031
Toyo Kanetsu KK	1,200	20,961
Toyo Securities Co. Ltd.(x)	4,000	16,134
Toyo Seikan Group Holdings Ltd.	2,700	61,575
Toyo Suisan Kaisha Ltd.(x)	2,000	139,630
Toyo Tanso Co. Ltd.	700	23,025
Toyo Tire Corp.	3,000	69,108
Toyobo Co. Ltd.	1,700	14,409
Toyoda Gosei Co. Ltd.	600	15,619
Toyota Boshoku Corp.(x)	1,800	27,999
Toyota Industries Corp.(x)*	1,640	210,999
Toyota Motor Corp.	250,540	5,193,518
Toyota Tsusho Corp.(x)	15,600	610,442
TPR Co. Ltd.	3,000	23,520
Transcosmos, Inc.(x)	100	2,462
TRE Holdings Corp.	100	1,000
Trend Micro, Inc.	2,700	90,164
Tri Chemical Laboratories, Inc.(x)	1,300	22,429
Trusco Nakayama Corp.	1,400	20,273
TS Tech Co. Ltd.(x)	2,100	23,653
Tsubakimoto Chain Co.	2,700	39,934
Tsubakimoto Kogyo Co. Ltd.	600	10,408
Tsukishima Holdings Co. Ltd.(x)	100	1,727
Tsukuba Bank Ltd.	5,400	19,918
Tsumura & Co.	1,500	35,628
Tsuruha Holdings, Inc.	8,220	129,756
Tsutsumi Jewelry Co. Ltd.	500	9,326
TV Asahi Holdings Corp.	900	19,658
Tv Tokyo Holdings Corp.	500	13,009

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
UACJ Corp.(x)	1,704	$25,341
UBE Corp.(x)	3,000	47,105
Uchida Yoko Co. Ltd.	2,000	25,184
Ulvac, Inc.	1,200	64,251
Umios Corp.	3,900	36,048
Unicharm Corp.	414,700	2,414,880
Unipres Corp.	1,600	13,408
United Arrows Ltd.	1,100	16,888
United Super Markets Holdings, Inc.	380	2,154
Unitika Ltd.(x)*	2,900	21,918
Ushio, Inc.(x)	1,700	31,155
USS Co. Ltd.(x)	8,500	88,996
UT Group Co. Ltd.(x)	900	1,117
Valor Holdings Co. Ltd.	500	11,594
Vision, Inc.	500	3,615
Visional, Inc.*	700	31,300
Vital KSK Holdings, Inc.	2,300	21,394
Wacoal Holdings Corp.(x)	800	20,101
Wacom Co. Ltd.	1,300	6,256
Warabeya Nichiyo Holdings Co. Ltd.	700	13,280
Weathernews, Inc.	1,200	14,293
West Japan Railway Co.(x)	9,900	196,635
W-Scope Corp.*	3,400	4,693
Xebio Holdings Co. Ltd.	1,400	8,828
YAC Holdings Co. Ltd.	1,000	6,452
Yahagi Construction Co. Ltd.	1,700	22,687
Yakult Honsha Co. Ltd.(x)	7,000	117,344
YAMABIKO Corp.	200	4,495
Yamagata Bank Ltd. (The)	1,400	21,573
Yamaguchi Financial Group, Inc.	4,300	66,458
Yamaha Corp.(x)	8,900	62,740
Yamaha Motor Co. Ltd.(x)	24,000	171,069
Yamaichi Electronics Co. Ltd.	500	24,615
YA-MAN Ltd.(x)	3,200	14,233
Yamatane Corp.(x)	1,200	16,541
Yamato Holdings Co. Ltd.(x)	6,800	75,093
Yamato Kogyo Co. Ltd.(x)	1,100	84,421
Yamaura Corp.(x)	500	4,845
Yamazaki Baking Co. Ltd.	2,900	64,940
Yaskawa Electric Corp.	5,600	148,256
Yasuda Logistics Corp.	1,000	15,318
Yellow Hat Ltd.	1,500	14,762
Yodoko Ltd.(x)	4,500	39,861
Yokogawa Bridge Holdings Corp.(x)	100	1,887
Yokogawa Electric Corp.	5,000	154,881
Yokohama Financial Group, Inc.	25,446	226,225
Yokohama Rubber Co. Ltd. (The)	2,800	106,878
Yokorei Co. Ltd.(x)	2,600	25,390
Yokowo Co. Ltd.	1,000	19,225
Yomeishu Seizo Co. Ltd.*	500	12,735
Yondenko Corp.	1,200	14,152
Yondoshi Holdings, Inc.(x)	900	10,275
Yorozu Corp.(x)	700	4,021
Yurtec Corp.	300	4,932
Yushin Co.	1,200	5,043
Yushiro, Inc.	600	11,578
Zacros Corp.(x)	3,600	29,798
Zenkoku Hosho Co. Ltd.(x)	1,600	31,917
Zenrin Co. Ltd.(x)	2,550	16,058
Zensho Holdings Co. Ltd.(x)	2,600	150,814
Zeon Corp.(x)	4,300	48,350
Zeria Pharmaceutical Co. Ltd.	1,100	15,325
Zojirushi Corp.	1,800	19,064
ZOZO, Inc.(x)	8,200	57,350
Zuken, Inc.(x)	800	22,023

		164,369,167

Mexico (0.5%)
Fomento Economico Mexicano SAB de CV (ADR)	41,000	4,553,460
Fresnillo plc	9,528	422,086

		4,975,546

Netherlands (5.1%)
Adyen NV(m)*	1,540	1,540,999
Akzo Nobel NV(x)	85,687	4,917,161
Argenx SE*	3,054	2,225,177
ASML Holding NV	17,538	23,213,944
ASML Holding NV (Registered) (ADR)	2,110	2,786,951
ASR Nederland NV	62,200	4,285,083
IMCD NV(x)	39,300	4,101,700
ING Groep NV	149,811	3,914,454
Koninklijke Ahold Delhaize NV	44,471	2,076,075
Wolters Kluwer NV	11,528	862,412

		49,923,956

New Zealand (0.1%)
a2 Milk Co. Ltd. (The)(x)	26,011	173,010
Auckland International Airport Ltd.	6,589	30,213
Chorus Ltd.	14,715	79,933
Fisher & Paykel Healthcare Corp. Ltd.	7,356	157,372
Fletcher Building Ltd.(x)*	17,976	30,778
Xero Ltd.*	5,481	293,181

		764,487

Nigeria (0.0%)†
Airtel Africa plc(m)	27,180	125,388

South Africa (0.2%)
Anglo American plc	49,661	2,109,834

South Korea (1.2%)
Coupang, Inc., Class A*	172,500	3,256,800
KB Financial Group, Inc.	49,140	4,597,300
Samsung Electronics Co. Ltd. (Preference)(q)	50,087	3,988,003

		11,842,103

Spain (2.5%)
Banco Bilbao Vizcaya Argentaria SA	285,750	6,236,870
Banco Santander SA	738,031	8,351,057
Iberdrola SA	307,995	7,070,248
Industria de Diseno Textil SA	55,198	3,173,664

		24,831,839

Sweden (0.6%)
Hexagon AB, Class B	607,107	5,907,068

Switzerland (0.5%)
Cie Financiere Richemont SA (Registered)	28,300	5,042,858

United Kingdom (14.6%)
3i Group plc	45,368	1,486,573
Admiral Group plc	12,600	531,556
Associated British Foods plc	14,477	362,332
AstraZeneca plc (London Stock Exchange)	68,668	13,412,098
AstraZeneca plc (New York Stock Exchange)	19,350	3,816,207
Autotrader Group plc(m)	44,988	281,414
Aviva plc	141,725	1,128,912
Babcock International Group plc	22,708	349,785
BAE Systems plc	139,653	4,065,156
Barclays plc	649,260	3,421,242
Barratt Redrow plc	67,024	234,444
Beazley plc	27,144	455,410
Berkeley Group Holdings plc*	4,862	222,868
British American Tobacco plc	95,437	5,559,271
BT Group plc	283,196	793,792

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Bunzl plc	178,765	$5,355,757
Centrica plc	232,281	657,034
Coca-Cola Europacific Partners plc	10,166	926,780
Compass Group plc	281,779	7,828,871
Convatec Group plc(m)	84,268	242,313
Croda International plc	6,948	259,624
DCC plc	4,932	303,967
Diageo plc	251,138	4,666,220
Diploma plc	6,228	496,952
Entain plc	31,145	235,181
Games Workshop Group plc	1,688	397,899
Halma plc	17,432	885,623
Hiscox Ltd.	15,431	310,989
Howden Joinery Group plc	27,843	295,780
HSBC Holdings plc	796,420	13,031,999
ICG plc	13,550	275,621
IG Group Holdings plc	14,787	278,907
IMI plc	11,334	386,403
Imperial Brands plc	34,848	1,418,294
Informa plc	60,049	598,636
International Consolidated Airlines Group SA	162,713	762,897
Intertek Group plc	73,937	3,604,936
J Sainsbury plc	85,640	384,578
JD Sports Fashion plc	138,958	130,474
Kingfisher plc	80,050	303,971
Land Securities Group plc (REIT)	38,554	286,080
Legal & General Group plc	269,982	889,827
Lloyds Banking Group plc	2,737,381	3,383,279
London Stock Exchange Group plc	49,032	5,794,890
LondonMetric Property plc (REIT)	112,518	270,913
M&G plc	110,708	402,393
Marks & Spencer Group plc	95,221	427,659
Melrose Industries plc	65,423	440,686
National Grid plc	229,376	3,867,036
NatWest Group plc	369,492	2,741,650
Next plc	5,610	946,060
Pearson plc	34,336	450,560
Persimmon plc	16,556	236,860
Reckitt Benckiser Group plc	129,090	8,760,389
RELX plc	83,274	2,745,477
Rentokil Initial plc	117,158	728,445
Rightmove plc	40,654	231,574
Rolls-Royce Holdings plc	391,911	5,984,853
Sage Group plc (The)	48,739	544,351
Schroders plc	35,427	270,127
Segro plc (REIT)	66,450	577,871
Severn Trent plc	13,442	551,944
Smith & Nephew plc	39,575	625,149
Smiths Group plc	15,194	462,778
Spirax Group plc	3,743	334,991
SSE plc	55,393	1,912,390
St James’s Place plc	25,555	401,956
Standard Chartered plc	85,397	1,773,511
Standard Life plc	36,040	325,916
Tesco plc	289,544	1,825,672
Unilever plc	190,100	10,658,283
United Utilities Group plc	32,877	574,768
Vodafone Group plc	911,328	1,381,815
Weir Group plc (The)	12,087	452,198
Whitbread plc	8,875	269,752

		141,692,869

United States (6.5%)
Alcoa Corp. (CRDI)	1,561	103,159
Amcor plc (CHDI)	4,041	157,638
Block, Inc. (CRDI)*	1,701	102,577
BP plc	713,787	5,626,485
CNH Industrial NV	539,000	5,929,000
Experian plc	42,798	1,487,598
Flutter Entertainment plc, Class DI*	19,593	1,997,506
GSK plc	184,284	5,053,962
Haleon plc	415,367	2,056,036
Haleon plc (ADR)(x)	264,100	2,643,641
InterContinental Hotels Group plc	6,680	879,769
James Hardie Industries plc (CHDI)*	13,654	252,184
Life360, Inc. (CRDI)(m)*	8,300	111,035
Light & Wonder, Inc. (CRDI)(x)*	1,247	104,497
Newmont Corp. (CRDI)	3,290	360,257
News Corp. (CHDI), Class B	1,221	35,562
Reliance Worldwide Corp. Ltd.	24,282	51,837
ResMed, Inc. (CHDI)	19,036	424,721
Roche Holding AG	5,955	2,351,426
Sanofi SA	56,465	5,446,376
Schneider Electric SE	28,614	7,859,408
Shell plc	259,710	12,127,629
Sims Ltd.	6,752	84,577
Sunbelt Rentals Holdings, Inc. (London Stock Exchange)	113,015	7,216,949
Sunbelt Rentals Holdings, Inc. (New York Stock Exchange)(x)	5,500	357,995

		62,821,824

Total Common Stocks (88.9%) (Cost $599,376,528)		863,660,894

CLOSED END FUNDS:
United Kingdom (0.2%)
F&C Investment Trust plc	23,687	382,025
Polar Capital Technology Trust plc*	59,425	382,668
Scottish Mortgage Investment Trust plc	51,756	822,874

		1,587,567

United States (0.0%)†
Pershing Square Holdings Ltd.	6,442	336,158

Total Closed End Funds (0.2%) (Cost $1,086,657)		1,923,725

SHORT-TERM INVESTMENTS:
Investment Companies (3.6%)
Allspring Government Money Market Fund, Select Shares 3.60% (7 day yield) (xx)	8,000,000	8,000,000
BlackRock Liquidity FedFund, Institutional Shares 3.55% (7 day yield) (xx)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.54% (7 day yield) (xx)	1,000,000	1,000,000
Goldman Sachs Financial Square Funds - Government Fund 3.56% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	8,304,296	8,304,296
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.57% (7 day yield) (xx)	5,000,000	5,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
State Street Institutional U.S. Government Money Market Fund, Premier Shares 3.60% (7 day yield) (xx)	1,000,000	$1,000,000

Total Investment Companies		35,304,296

Total Short-Term Investments (3.6%) (Cost $35,304,296)		35,304,296

Total Investments in Securities (92.7%) (Cost $635,767,481)		900,888,915
Other Assets Less Liabilities (7.3%)		70,637,904

Net Assets (100%)		$971,526,819

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the market value or fair value, as applicable, of these securities amounted to $7,381,324 or 0.8% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $55,781,772. This was collateralized by $23,155,891 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.375%, maturing 4/15/26 – 11/15/55 and by cash of $35,304,296 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CRDI — CREST Depository Interest

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of March 31, 2026	Market Value	% of Net Assets
Financials	$183,487,097	18.9%
Industrials	168,212,670	17.3
Consumer Discretionary	119,531,264	12.3
Information Technology	87,111,828	9.0
Consumer Staples	79,655,360	8.2
Health Care	71,208,385	7.3
Materials	62,826,911	6.5
Energy	35,612,586	3.6
Investment Companies	35,304,296	3.6
Communication Services	26,204,154	2.7
Utilities	22,111,081	2.3
Real Estate	7,699,558	0.8
Closed End Funds	1,923,725	0.2
Cash and Other	70,637,904	7.3

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	612	6/2026	EUR	38,870,542	(1,011,107)
FTSE 100 Index	180	6/2026	GBP	24,298,914	(132,830)
SPI 200 Index	65	6/2026	AUD	9,544,510	(112,646)
TOPIX Index	107	6/2026	JPY	23,624,208	(277,321)

					(1,533,904)

Forward Foreign Currency Contracts outstanding as of March 31, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	10,085,622	EUR	8,619,375	HSBC Bank plc	6/18/2026	87,441

Total unrealized appreciation						87,441

AUD	8,518,942	USD	6,083,731	HSBC Bank plc	6/18/2026	(212,826)
GBP	6,268,753	USD	8,436,085	HSBC Bank plc	6/18/2026	(140,729)
JPY	880,108,521	USD	5,630,363	HSBC Bank plc	6/18/2026	(48,475)

Total unrealized depreciation						(402,030)

Net unrealized depreciation						(314,589)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Funds	$—	$1,923,725	$—	$1,923,725
Common Stocks
Australia	—	69,572,959	48,277	69,621,236
Austria	—	249,555	—	249,555
Belgium	—	3,535,988	—	3,535,988
Brazil	—	50,802	—	50,802
Canada	—	57,152	—	57,152
Chile	—	746,533	—	746,533
China	—	12,547,286	—	12,547,286
Denmark	—	6,450,412	—	6,450,412
Finland	—	2,791,013	—	2,791,013
France	—	122,658,864	—	122,658,864
Germany	—	130,907,962	—	130,907,962
Hong Kong	—	6,056,707	—	6,056,707
India	—	3,543,973	—	3,543,973
Indonesia	—	4,505,420	—	4,505,420
Italy	1,543,260	23,456,675	—	24,999,935
Ivory Coast	—	531,117	—	531,117
Japan	—	164,323,689	45,478	164,369,167
Mexico	4,553,460	422,086	—	4,975,546
Netherlands	2,786,951	47,137,005	—	49,923,956
New Zealand	—	764,487	—	764,487
Nigeria	—	125,388	—	125,388
South Africa	—	2,109,834	—	2,109,834
South Korea	3,256,800	8,585,303	—	11,842,103
Spain	—	24,831,839	—	24,831,839
Sweden	—	5,907,068	—	5,907,068
Switzerland	—	5,042,858	—	5,042,858
United Kingdom	3,816,207	137,876,662	—	141,692,869
United States	10,928,142	51,893,682	—	62,821,824
Forward Currency Contracts	—	87,441	—	87,441
Short-Term Investments
Investment Companies	35,304,296	—	—	35,304,296

Total Assets	$62,189,116	$838,693,485	$93,755	$900,976,356

Liabilities:
Forward Currency Contracts	$—	$(402,030)	$—	$(402,030)
Futures	(1,533,904)	—	—	(1,533,904)

Total Liabilities	$(1,533,904)	$(402,030)	$—	$(1,935,934)

Total	$60,655,212	$838,291,455	$93,755	$899,040,422

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$301,066,223
Aggregate gross unrealized depreciation	(61,018,195)

Net unrealized appreciation	$240,048,028

Federal income tax cost of investments in securities and derivative instruments, if applicable	$658,992,394

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.6%)
Diversified Telecommunication Services (0.7%)
Comcast Corp., Class A	77,600	$2,227,896

Entertainment (1.3%)
Universal Music Group NV	58,617	1,136,594
Walt Disney Co. (The)	33,864	3,263,812

		4,400,406

Interactive Media & Services (4.4%)
Alphabet, Inc., Class A	37,137	10,679,116
Meta Platforms, Inc., Class A	6,585	3,767,476

		14,446,592

Media (1.2%)
Charter Communications, Inc., Class A*	17,548	3,788,262

Total Communication Services		24,863,156

Consumer Discretionary (5.6%)
Broadline Retail (1.3%)
eBay, Inc.	45,905	4,178,273

Hotels, Restaurants & Leisure (3.2%)
Domino’s Pizza, Inc.(x)	10,216	3,665,399
Restaurant Brands International, Inc.	48,220	3,568,231
Starbucks Corp.	33,645	3,014,256

		10,247,886

Textiles, Apparel & Luxury Goods (1.1%)
NIKE, Inc., Class B	68,854	3,636,868

Total Consumer Discretionary		18,063,027

Consumer Staples (8.1%)
Beverages (2.2%)
Anheuser-Busch InBev SA/NV	47,794	3,316,437
Coca-Cola Co. (The)	49,459	3,761,357

		7,077,794

Consumer Staples Distribution & Retail (1.2%)
Sysco Corp.	54,626	3,896,473

Household Products (3.0%)
Clorox Co. (The)	33,487	3,470,258
Kimberly-Clark Corp.	19,728	1,903,160
Reckitt Benckiser Group plc	67,797	4,600,884

		9,974,302

Tobacco (1.7%)
Philip Morris International, Inc.	33,645	5,562,864

Total Consumer Staples		26,511,433

Energy (9.6%)
Energy Equipment & Services (0.8%)
Tenaris SA	92,732	2,708,658

Oil, Gas & Consumable Fuels (8.8%)
Chevron Corp.	38,906	8,049,651
ConocoPhillips	43,018	5,678,376
Devon Energy Corp.	71,533	3,599,541
EQT Corp.	31,076	1,977,677
Exxon Mobil Corp.	13,664	2,318,234
Occidental Petroleum Corp.	15,341	997,165
Suncor Energy, Inc.	88,657	5,861,114

		28,481,758

Total Energy		31,190,416

Financials (19.5%)
Banks (13.4%)
Bank of America Corp.	221,571	10,801,586
Citigroup, Inc.	50,828	5,764,404
Citizens Financial Group, Inc.	87,928	5,273,042
Fifth Third Bancorp	103,435	4,805,590
Huntington Bancshares, Inc.	335,323	5,247,805
M&T Bank Corp.	19,630	4,057,914
Wells Fargo & Co.	95,112	7,571,866

		43,522,207

Capital Markets (2.8%)
Goldman Sachs Group, Inc. (The)	2,265	1,916,167
State Street Corp.	56,117	7,102,168

		9,018,335

Consumer Finance (0.6%)
Capital One Financial Corp.	10,019	1,827,766

Insurance (2.7%)
Allstate Corp. (The)	11,236	2,329,672
American International Group, Inc.	52,005	3,913,376
MetLife, Inc.	37,405	2,645,282

		8,888,330

Total Financials		63,256,638

Health Care (17.3%)
Biotechnology (1.0%)
Regeneron Pharmaceuticals, Inc.	4,179	3,228,863

Health Care Equipment & Supplies (2.3%)
Becton Dickinson & Co.	15,944	2,506,875
GE HealthCare Technologies, Inc.	27,183	1,934,886
Medtronic plc	35,102	3,041,588

		7,483,349

Health Care Providers & Services (6.1%)
CVS Health Corp.	108,876	7,819,474
Elevance Health, Inc.	15,796	4,624,279
Henry Schein, Inc.*	32,829	2,419,497
Humana, Inc.	7,447	1,291,236
UnitedHealth Group, Inc.	13,785	3,730,083

		19,884,569

Life Sciences Tools & Services (1.3%)
ICON plc*	19,034	2,106,302
IQVIA Holdings, Inc.*	11,825	2,016,636

		4,122,938

Pharmaceuticals (6.6%)
AstraZeneca plc	17,237	3,366,697
Johnson & Johnson	18,016	4,403,831
Merck & Co., Inc.	62,170	7,478,429
Novo Nordisk A/S, Class B	44,055	1,623,390
Sanofi SA (ADR)	97,832	4,713,546

		21,585,893

Total Health Care		56,305,612

Industrials (11.8%)
Aerospace & Defense (1.3%)
Textron, Inc.	49,843	4,364,253

Air Freight & Logistics (2.0%)
FedEx Corp.	18,371	6,543,383

Building Products (1.6%)
Johnson Controls International plc	39,537	5,177,370

Electrical Equipment (3.2%)
Eaton Corp. plc	14,237	5,092,148
Emerson Electric Co.	39,400	5,162,188

		10,254,336

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (2.6%)
Caterpillar, Inc.	6,211	$4,400,245
Westinghouse Air Brake Technologies Corp.	16,382	4,094,026

		8,494,271

Professional Services (1.1%)
TransUnion	53,111	3,674,750

Total Industrials		38,508,363

Information Technology (9.6%)
Communications Equipment (2.8%)
Cisco Systems, Inc.	95,512	7,410,776
F5, Inc.*	6,047	1,749,579

		9,160,355

IT Services (1.8%)
Cognizant Technology Solutions Corp., Class A	73,333	4,498,979
DXC Technology Co.*	107,270	1,348,384

		5,847,363

Semiconductors & Semiconductor Equipment (2.6%)
Intel Corp.*	48,587	2,144,144
NXP Semiconductors NV	22,066	4,343,913
QUALCOMM, Inc.	13,969	1,798,928

		8,286,985

Software (2.4%)
Microsoft Corp.	21,172	7,837,239

Total Information Technology		31,131,942

Materials (2.9%)
Chemicals (1.9%)
Corteva, Inc.	27,463	2,298,928
International Flavors & Fragrances, Inc.	55,781	4,046,911

		6,345,839

Containers & Packaging (1.0%)
International Paper Co.	89,562	3,197,364

Total Materials		9,543,203

Real Estate (1.1%)
Residential REITs (0.4%)
Invitation Homes, Inc. (REIT)	51,282	1,274,358

Specialized REITs (0.7%)
SBA Communications Corp. (REIT)	12,922	2,224,005

Total Real Estate		3,498,363

Utilities (4.2%)
Electric Utilities (0.9%)
Evergy, Inc.	36,214	2,966,651

Multi-Utilities (3.3%)
Dominion Energy, Inc.	67,801	4,191,457
Sempra	65,599	6,374,255

		10,565,712

Total Utilities		13,532,363

Total Common Stocks (97.3%) (Cost $212,822,456)		316,404,516

SHORT-TERM INVESTMENTS:
Investment Companies (1.7%)
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	2,978,640	2,978,640
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	2,404,549	2,404,790

Total Investment Companies		5,383,430

Total Short-Term Investments (1.7%) (Cost $5,384,009)		5,383,430

Total Investments in Securities (99.0%) (Cost $218,206,465)		321,787,946
Other Assets Less Liabilities (1.0%)		3,375,551

Net Assets (100%)		$325,163,497

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)	At March 31, 2026, the Portfolio had loaned securities with a total value of $2,968,628. This was collateralized by cash of $2,978,640 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CAD — Canadian Dollar

EUR — European Currency Unit

GBP — British Pound

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	4,791,934	CAD	6,569,094	CIBC World Markets, Inc.	4/30/2026	63,883
USD	5,673,603	EUR	4,875,947	Royal Bank of Canada	4/30/2026	29,740
USD	4,578,442	GBP	3,409,179	Deutsche Bank AG	4/30/2026	66,224
USD	176,635	GBP	132,658	Royal Bank of Canada	4/30/2026	1,056

Total unrealized appreciation						160,903

CAD	194,865	USD	141,282	Royal Bank of Canada	4/30/2026	(1,030)
GBP	109,509	USD	146,322	CIBC World Markets, Inc.	4/30/2026	(1,381)
GBP	296,932	USD	396,789	Goldman Sachs International	4/30/2026	(3,784)
GBP	151,462	USD	200,953	Royal Bank of Canada	4/30/2026	(486)
USD	94,636	CAD	131,628	State Street Bank & Trust	4/30/2026	(103)
USD	125,082	EUR	108,383	State Street Bank & Trust	4/30/2026	(370)

Total unrealized depreciation						(7,154)

Net unrealized appreciation						153,749

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$23,726,562	$1,136,594	$—	$24,863,156
Consumer Discretionary	18,063,027	—	—	18,063,027
Consumer Staples	18,594,112	7,917,321	—	26,511,433
Energy	28,481,758	2,708,658	—	31,190,416
Financials	63,256,638	—	—	63,256,638
Health Care	51,315,525	4,990,087	—	56,305,612
Industrials	38,508,363	—	—	38,508,363
Information Technology	31,131,942	—	—	31,131,942
Materials	9,543,203	—	—	9,543,203
Real Estate	3,498,363	—	—	3,498,363
Utilities	13,532,363	—	—	13,532,363
Forward Currency Contracts	—	160,903	—	160,903
Short-Term Investments
Investment Companies	5,383,430	—	—	5,383,430

Total Assets	$305,035,286	$16,913,563	$—	$321,948,849

Liabilities:
Forward Currency Contracts	$—	$(7,154)	$—	$(7,154)

Total Liabilities	$—	$(7,154)	$—	$(7,154)

Total	$305,035,286	$16,906,409	$—	$321,941,695

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$117,911,910
Aggregate gross unrealized depreciation	(14,702,718)

Net unrealized appreciation	$103,209,192

Federal income tax cost of investments in securities and derivative instruments, if applicable	$218,732,503

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (0.5%)
MercadoLibre, Inc.*	1,421	$2,456,937

Canada (2.3%)
Shopify, Inc., Class A*	89,840	10,656,821

China (1.8%)
JD.com, Inc. (ADR)(x)	135,623	4,010,372
Tencent Holdings Ltd.	69,300	4,375,041

		8,385,413

Czech Republic (0.3%)
CSG NV*	49,572	1,333,890

France (4.3%)
Airbus SE	50,223	9,433,153
EssilorLuxottica SA	13,186	3,068,847
LVMH Moet Hennessy Louis Vuitton SE	13,730	7,632,027

		20,134,027

Germany (1.9%)
Allianz SE (Registered)	10,505	4,353,144
SAP SE	27,293	4,618,877

		8,972,021

India (3.2%)
DLF Ltd.	1,819,417	9,754,088
HDFC Bank Ltd.	301,491	2,397,267
ICICI Bank Ltd. (ADR)	112,397	2,911,082

		15,062,437

Italy (1.1%)
Brunello Cucinelli SpA	45,111	3,932,593
Moncler SpA	18,276	1,101,445

		5,034,038

Japan (2.2%)
Capcom Co. Ltd.	153,300	3,250,697
Hoya Corp.	20,000	3,449,919
Keyence Corp.	6,656	2,357,257
Nintendo Co. Ltd.	19,400	1,106,981

		10,164,854

Netherlands (2.2%)
Adyen NV(m)*	4,395	4,397,851
ASML Holding NV	1,712	2,266,066
BE Semiconductor Industries NV	16,719	3,527,507

		10,191,424

South Korea (0.3%)
SK hynix, Inc.	2,162	1,175,896

Spain (0.4%)
Amadeus IT Group SA	32,728	1,860,432

Sweden (1.3%)
Assa Abloy AB, Class B	87,270	3,129,536
Atlas Copco AB, Class A	162,502	2,858,242

		5,987,778

Switzerland (2.3%)
Galderma Group AG	20,213	3,918,498
Lonza Group AG (Registered)	10,210	6,532,248

		10,450,746

Taiwan (6.3%)
Taiwan Semiconductor Manufacturing Co. Ltd.	517,000	29,146,101

United States (68.2%)
Alphabet, Inc., Class A	154,633	44,466,265
Amazon.com, Inc.*	62,583	13,034,161
Analog Devices, Inc.	48,564	15,450,151
Apple, Inc.	9,714	2,465,316
ARM Holdings plc (ADR)(x)*	38,681	5,851,662
Berkshire Hathaway, Inc., Class A*	1	718,140
Boston Scientific Corp.*	78,828	4,946,457
Broadcom, Inc.	55,508	17,180,281
Cadence Design Systems, Inc.*	8,789	2,442,199
Ecolab, Inc.	11,959	3,181,333
Eli Lilly & Co.	15,490	14,247,237
Equifax, Inc.	18,109	3,260,888
IDEXX Laboratories, Inc.*	4,203	2,361,624
Intuit, Inc.	31,716	13,713,364
Intuitive Surgical, Inc.*	15,342	7,072,509
IQVIA Holdings, Inc.*	8,846	1,508,597
Lam Research Corp.	107,024	22,866,748
Las Vegas Sands Corp.	45,610	2,457,467
Linde plc	3,741	1,854,638
Marriott International, Inc., Class A	19,871	6,499,208
Marvell Technology, Inc.	84,901	8,409,444
Mastercard, Inc., Class A	9,122	4,557,899
Meta Platforms, Inc., Class A	41,200	23,571,756
Microsoft Corp.	33,302	12,327,401
Netflix, Inc.*	42,631	4,098,971
NVIDIA Corp.	149,356	26,047,686
Phathom Pharmaceuticals, Inc.*	130,953	1,454,888
S&P Global, Inc.	39,466	16,786,468
ServiceNow, Inc.*	16,906	1,767,522
Spotify Technology SA*	7,459	3,616,944
Stryker Corp.	6,378	2,095,747
Thermo Fisher Scientific, Inc.	13,512	6,641,553
TJX Cos., Inc. (The)	27,985	4,469,205
Visa, Inc., Class A	49,311	14,903,757

		316,327,486

Total Investments in Securities (98.6%) (Cost $268,361,106)		457,340,301
Other Assets Less Liabilities (1.4%)		6,629,936

Net Assets (100%)		$463,970,237

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the market value or fair value, as applicable, of these securities amounted to $4,397,851 or 0.9% of net assets.

(x)

All or a portion of security is on loan at March 31, 2026, the Portfolio had loaned securities with a total value of $8,159,255. This was collateralized by $8,091,439 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.375%, maturing 4/15/26 – 11/15/55.

Glossary:

ADR — American Depositary Receipt

Sector Weightings as of March 31, 2026	Market Value	% of Net Assets
Information Technology	$182,270,299	39.3%
Communication Services	84,486,655	18.2
Health Care	57,298,124	12.4
Financials	51,025,608	11.0
Consumer Discretionary	47,453,847	10.2
Industrials	20,015,709	4.3
Real Estate	9,754,088	2.1
Materials	5,035,971	1.1
Cash and Other	6,629,936	1.4

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$2,456,937	$—	$—	$2,456,937
Canada	10,656,821	—	—	10,656,821
China	4,010,372	4,375,041	—	8,385,413
Czech Republic	—	1,333,890	—	1,333,890
France	—	20,134,027	—	20,134,027
Germany	—	8,972,021	—	8,972,021
India	2,911,082	12,151,355	—	15,062,437
Italy	—	5,034,038	—	5,034,038
Japan	—	10,164,854	—	10,164,854
Netherlands	—	10,191,424	—	10,191,424
South Korea	—	1,175,896	—	1,175,896
Spain	—	1,860,432	—	1,860,432
Sweden	—	5,987,778	—	5,987,778
Switzerland	—	10,450,746	—	10,450,746
Taiwan	—	29,146,101	—	29,146,101
United States	316,327,486	—	—	316,327,486

Total Assets	$336,362,698	$120,977,603	$—	$457,340,301

Total Liabilities	$—	$—	$—	$—

Total	$336,362,698	$120,977,603	$—	$457,340,301

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$203,938,521
Aggregate gross unrealized depreciation	(15,351,986)

Net unrealized appreciation	$188,586,535

Federal income tax cost of investments in securities and derivative instruments, if applicable	$268,753,766

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.0%)
Glencore plc	72,530	$552,679
Goodman Group (REIT)	65,686	1,169,338
GPT Group (The) (REIT)	349,554	1,097,505
Rio Tinto plc	37,562	3,491,454
Transurban Group	73,152	710,939

		7,021,915

Austria (0.5%)
Mondi plc	115,548	1,300,949

Belgium (0.5%)
Warehouses De Pauw CVA (REIT)	46,845	1,217,592

Canada (9.4%)
Agnico Eagle Mines Ltd.	7,838	1,590,983
Barrick Mining Corp.	66,604	2,721,902
Enbridge, Inc.	98,398	5,334,047
First Capital REIT (REIT)	39,743	589,103
Nutrien Ltd.	52,987	3,999,831
OR Royalties, Inc.	45,592	1,736,042
TC Energy Corp.(x)	56,305	3,525,791
Teck Resources Ltd., Class B	15,171	786,305
West Fraser Timber Co. Ltd.	30,085	1,965,008

		22,249,012

China (1.2%)
China Tower Corp. Ltd., Class H(m)	580,500	798,627
ENN Energy Holdings Ltd.	150,900	1,219,890
Wilmar International Ltd.	235,100	708,297

		2,726,814

Finland (0.5%)
Stora Enso OYJ, Class R	44,544	524,691
UPM-Kymmene OYJ	19,299	600,303

		1,124,994

France (4.2%)
Klepierre SA (REIT)	21,891	825,095
TotalEnergies SE	28,612	2,641,839
Unibail-Rodamco-Westfield (REIT)	11,721	1,309,989
Vinci SA	35,480	5,313,749

		10,090,672

Germany (2.2%)
E.ON SE	127,358	2,783,635
LEG Immobilien SE	6,461	420,773
Siemens Energy AG	6,489	1,067,931
Sirius Real Estate Ltd. (REIT)	738,103	906,453

		5,178,792

Hong Kong (1.6%)
Hong Kong & China Gas Co. Ltd.(x)	1,284,000	1,176,968
Hongkong Land Holdings Ltd.	61,700	482,584
Link REIT (REIT)	334,300	1,547,830
Swire Properties Ltd.(x)	237,800	691,138

		3,898,520

Italy (1.0%)
Enel SpA	221,877	2,415,544

Japan (2.6%)
Daiwa House REIT Investment Corp. (REIT)	987	779,089
Japan Airport Terminal Co. Ltd.	13,100	429,255
Mitsui Fudosan Accommodations Fund, Inc. (REIT)(x)	1,214	1,026,971
Mitsui Fudosan Co. Ltd.	159,900	1,692,471
Nippon Building Fund, Inc. (REIT)	788	661,419
Nippon Prologis REIT, Inc. (REIT)	1,078	580,459
Sumitomo Forestry Co. Ltd.	33,300	301,832
Sumitomo Realty & Development Co. Ltd.	28,800	809,704

		6,281,200

Mexico (0.5%)
Corp. Inmobiliaria Vesta SAB de CV	181,771	606,681
Fibra Uno Administracion SA de CV (REIT)	362,319	591,904

		1,198,585

Singapore (1.0%)
CapitaLand Integrated Commercial Trust (REIT)	327,200	587,647
CapitaLand Investment Ltd.	314,700	670,811
Digital Core REIT Management Pte. Ltd. (REIT)	1,387,200	675,875
Mapletree Pan Asia Commercial Trust (REIT)	416,100	428,809

		2,363,142

South Africa (1.0%)
Anglo American plc	57,992	2,463,774

Spain (1.4%)
Cellnex Telecom SA(m)	65,596	2,129,735
Merlin Properties SOCIMI SA (REIT)	75,362	1,225,962

		3,355,697

Sweden (0.9%)
Billerud Aktiebolag	76,124	587,958
Catena AB	18,201	854,429
Svenska Cellulosa AB SCA, Class B(x)	57,249	662,638

		2,105,025

Switzerland (0.5%)
Swiss Prime Site AG (Registered)	6,398	1,083,985

United Kingdom (4.7%)
LondonMetric Property plc (REIT)	396,864	955,540
National Grid plc	445,686	7,513,793
Safestore Holdings plc (REIT)	51,053	430,635
SSE plc	42,311	1,460,746
Tritax Big Box REIT plc (REIT)	384,777	725,489

		11,086,203

United States (57.9%)
Agree Realty Corp. (REIT)(x)	33,388	2,516,788
American Homes 4 Rent (REIT), Class A	44,186	1,233,673
American Tower Corp. (REIT)	26,688	4,605,815
American Water Works Co., Inc.	5,438	740,057
Archer-Daniels-Midland Co.	28,839	2,096,307
Atmos Energy Corp.	15,125	2,793,890
AvalonBay Communities, Inc. (REIT)	9,822	1,604,424
Brixmor Property Group, Inc. (REIT)	38,363	1,104,854
BXP, Inc. (REIT)	9,094	471,979
Cheniere Energy, Inc.	13,071	3,709,027
Chesapeake Utilities Corp.	29,635	3,744,975
Chevron Corp.	9,957	2,060,103
ConocoPhillips	10,844	1,431,408
Corteva, Inc.	66,839	5,595,093
Cousins Properties, Inc. (REIT)	25,654	579,011
Crown Castle, Inc. (REIT)	13,661	1,110,776
Devon Energy Corp.	25,706	1,293,526
Digital Realty Trust, Inc. (REIT)	27,421	4,941,538
EastGroup Properties, Inc. (REIT)	17,698	3,275,723
Entergy Corp.	30,970	3,479,789
Equinix, Inc. (REIT)	6,661	6,529,379
Equity Residential (REIT)	26,175	1,548,251
Essential Utilities, Inc.	61,233	2,465,853
Extra Space Storage, Inc. (REIT)	9,941	1,303,563
Exxon Mobil Corp.	12,915	2,191,159
Federal Realty Investment Trust (REIT)	14,968	1,589,751

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Ferrovial SE	16,563	$1,076,900
First Industrial Realty Trust, Inc. (REIT)	43,039	2,489,806
Freeport-McMoRan, Inc.	36,665	2,155,169
Healthpeak Properties, Inc. (REIT)	38,644	634,921
Host Hotels & Resorts, Inc. (REIT)	39,367	754,272
Kimco Realty Corp. (REIT)	49,589	1,114,265
Lamar Advertising Co. (REIT), Class A	3,473	439,890
Mid-America Apartment Communities, Inc. (REIT)	7,617	930,188
NNN REIT, Inc. (REIT)	15,793	663,780
Omega Healthcare Investors, Inc. (REIT)	45,511	1,994,292
ONEOK, Inc.	42,984	3,885,324
Prologis, Inc. (REIT)	48,230	6,375,041
Public Service Enterprise Group, Inc.	45,754	3,703,786
Public Storage (REIT)	12,068	3,268,980
Rayonier, Inc. (REIT)	43,929	905,816
Realty Income Corp. (REIT)	24,609	1,505,579
Ryman Hospitality Properties, Inc. (REIT)	7,208	665,082
SBA Communications Corp. (REIT)	4,792	824,751
Sempra	34,780	3,379,573
Shell plc	51,054	2,384,059
Simon Property Group, Inc. (REIT)	23,285	4,343,351
SLB Ltd.	51,580	2,650,696
Smurfit Westrock plc	14,548	579,738
Targa Resources Corp.	29,614	7,425,118
UDR, Inc. (REIT)	29,972	1,012,454
Ventas, Inc. (REIT)	46,940	3,838,753
Vornado Realty Trust (REIT)	18,879	490,665
Welltower, Inc. (REIT)	34,637	6,848,081
Weyerhaeuser Co. (REIT)	60,295	1,473,007
Williams Cos., Inc. (The)	79,703	5,800,784

		137,630,833

Total Common Stocks (94.6%) (Cost $198,171,140)		224,793,248

MASTER LIMITED PARTNERSHIPS:
Canada (1.7%)
Brookfield Infrastructure Partners LP*	113,625	4,104,135

United States (3.2%)
Energy Transfer LP*	132,088	2,549,298
Enterprise Products Partners LP	34,581	1,308,545
MPLX LP*	62,408	3,561,625

		7,419,468

Total Master Limited Partnerships (4.9%) (Cost $10,626,155)		11,523,603

SHORT-TERM INVESTMENTS:
Investment Companies (1.0%)
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	2,430,820	2,430,820

Total Short-Term Investments (1.0%) (Cost $2,430,820)		2,430,820

Total Investments in Securities (100.5%) (Cost $211,228,115)		238,747,671
Other Assets Less Liabilities (-0.5%)		(1,188,588)

Net Assets (100%)		$237,559,083

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the market value or fair value, as applicable, of these securities amounted to $2,928,362 or 1.2% of net assets.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $6,224,458. This was collateralized by $4,104,164 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/15/26 – 2/15/55 and by cash of $2,430,820 which was subsequently invested in investment companies.

Glossary:

CVA — Dutch Certification

REIT — Real Estate Investment Trust

Sector Weightings as of March 31, 2026	Market Value	% of Net Assets
Real Estate	$97,633,779	41.1%
Energy	51,752,349	21.8
Utilities	40,982,634	17.3
Materials	31,314,517	13.2
Industrials	8,598,774	3.6
Communication Services	2,928,362	1.2
Consumer Staples	2,804,604	1.2
Investment Company	2,430,820	1.0
Consumer Discretionary	301,832	0.1
Cash and Other	(1,188,588)	(0.5)

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$7,021,915	$—	$7,021,915
Austria	—	1,300,949	—	1,300,949
Belgium	—	1,217,592	—	1,217,592
Canada	22,249,012	—	—	22,249,012
China	—	2,726,814	—	2,726,814
Finland	—	1,124,994	—	1,124,994
France	—	10,090,672	—	10,090,672
Germany	—	5,178,792	—	5,178,792
Hong Kong	—	3,898,520	—	3,898,520
Italy	—	2,415,544	—	2,415,544
Japan	—	6,281,200	—	6,281,200
Mexico	1,198,585	—	—	1,198,585
Singapore	—	2,363,142	—	2,363,142
South Africa	—	2,463,774	—	2,463,774
Spain	—	3,355,697	—	3,355,697
Sweden	—	2,105,025	—	2,105,025
Switzerland	—	1,083,985	—	1,083,985
United Kingdom	—	11,086,203	—	11,086,203
United States	134,169,874	3,460,959	—	137,630,833
Master Limited Partnerships
Canada	4,104,135	—	—	4,104,135
United States	7,419,468	—	—	7,419,468
Short-Term Investments
Investment Companies	2,430,820	—	—	2,430,820

Total Assets	$171,571,894	$67,175,777	$—	$238,747,671

Total Liabilities	$—	$—	$—	$—

Total	$171,571,894	$67,175,777	$—	$238,747,671

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,260,169
Aggregate gross unrealized depreciation	(9,236,196)

Net unrealized appreciation	$27,023,973

Federal income tax cost of investments in securities and derivative instruments, if applicable	$211,723,698

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.1%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	14,017	$406,353
Comcast Corp., Class A	7,185	206,281
Verizon Communications, Inc.	8,441	423,738

		1,036,372

Entertainment (0.4%)
Electronic Arts, Inc.	451	91,945
Live Nation Entertainment, Inc.*	315	48,041
Netflix, Inc.*	8,454	812,852
Take-Two Interactive Software, Inc.*	347	68,533
TKO Group Holdings, Inc., Class A	134	27,021
Walt Disney Co. (The)	3,547	341,860
Warner Bros Discovery, Inc.*	4,959	136,174

		1,526,426

Interactive Media & Services (2.3%)
Alphabet, Inc., Class A	11,680	3,358,701
Alphabet, Inc., Class C	9,385	2,692,181
Meta Platforms, Inc., Class A	4,389	2,511,079

		8,561,961

Media (0.1%)
Charter Communications, Inc., Class A*	172	37,131
EchoStar Corp., Class A(x)*	270	31,609
Fox Corp., Class A	402	23,477
Fox Corp., Class B	283	15,027
News Corp., Class A	750	18,698
News Corp., Class B	247	7,042
Omnicom Group, Inc.	630	47,445
Paramount Skydance Corp., Class B(x)	623	5,619
Trade Desk, Inc. (The), Class A*	882	20,013

		206,061

Wireless Telecommunication Services (0.0%)†
T-Mobile US, Inc.	949	199,318

Total Communication Services		11,530,138

Consumer Discretionary (3.0%)
Automobile Components (0.0%)†
Aptiv plc*	433	30,067

Automobiles (0.6%)
Ford Motor Co.	7,833	90,393
General Motors Co.	1,810	134,845
Tesla, Inc.*	5,645	2,098,529

		2,323,767

Broadline Retail (1.1%)
Amazon.com, Inc.*	19,600	4,082,092
eBay, Inc.	905	82,373

		4,164,465

Distributors (0.0%)†
Genuine Parts Co.	278	29,399
Pool Corp.	65	13,151

		42,550

Hotels, Restaurants & Leisure (0.6%)
Airbnb, Inc., Class A*	848	107,085
Booking Holdings, Inc.	65	273,671
Carnival Corp.	2,303	59,602
Chipotle Mexican Grill, Inc.*	2,608	83,482
Darden Restaurants, Inc.	232	45,481
Domino’s Pizza, Inc.(x)	61	21,886
DoorDash, Inc., Class A*	748	112,312
Expedia Group, Inc.	234	54,028
Hilton Worldwide Holdings, Inc.	459	139,573
Las Vegas Sands Corp.	609	32,813
Marriott International, Inc., Class A	440	143,911
McDonald’s Corp.	1,426	443,187
MGM Resorts International*	384	14,212
Norwegian Cruise Line Holdings Ltd.*	912	17,054
Royal Caribbean Cruises Ltd.	504	138,691
Starbucks Corp.	2,276	203,907
Wynn Resorts Ltd.	170	17,264
Yum! Brands, Inc.	555	86,291

		1,994,450

Household Durables (0.1%)
DR Horton, Inc.	539	73,962
Garmin Ltd.	327	75,867
Lennar Corp., Class A	432	37,515
NVR, Inc.*	6	39,539
PulteGroup, Inc.	385	45,280

		272,163

Leisure Products (0.0%)†
Hasbro, Inc.	267	24,991

Specialty Retail (0.5%)
AutoZone, Inc.*	33	111,467
Best Buy Co., Inc.	392	25,166
Carvana Co.*	283	88,970
Home Depot, Inc. (The)	1,993	655,478
Lowe’s Cos., Inc.	1,123	265,342
O’Reilly Automotive, Inc.*	1,690	156,004
Ross Stores, Inc.	648	140,376
TJX Cos., Inc. (The)	2,226	355,492
Tractor Supply Co.	1,057	47,882
Ulta Beauty, Inc.*	89	46,521
Williams-Sonoma, Inc.	239	43,577

		1,936,275

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	284	28,426
Lululemon Athletica, Inc.*	216	33,070
NIKE, Inc., Class B	2,379	125,659
Ralph Lauren Corp.	77	26,487
Tapestry, Inc.	405	57,149

		270,791

Total Consumer Discretionary		11,059,519

Consumer Staples (1.6%)
Beverages (0.4%)
Brown-Forman Corp., Class B	351	9,281
Coca-Cola Co. (The)	7,748	589,235
Constellation Brands, Inc., Class A	282	42,300
Keurig Dr Pepper, Inc.	2,719	71,591
Molson Coors Beverage Co., Class B(x)	338	14,554
Monster Beverage Corp.*	1,428	103,473
PepsiCo, Inc.	2,737	425,029

		1,255,463

Consumer Staples Distribution & Retail (0.6%)
Costco Wholesale Corp.	889	885,826
Dollar General Corp.	441	52,360
Dollar Tree, Inc.*	370	40,519
Kroger Co. (The)	1,166	84,372
Sysco Corp.	959	68,405
Target Corp.	910	110,292
Walmart, Inc.	8,795	1,093,043

		2,334,817

Food Products (0.1%)
Archer-Daniels-Midland Co.	962	69,928
Bunge Global SA	271	34,471
Campbell’s Co. (The)(x)	394	8,774
Conagra Brands, Inc.	958	15,060

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
General Mills, Inc.	1,069	$39,788
Hershey Co. (The)	295	61,328
Hormel Foods Corp.	583	13,205
J M Smucker Co. (The)	214	20,638
Kraft Heinz Co. (The)	1,706	38,368
McCormick & Co., Inc. (Non-Voting)	507	25,573
Mondelez International, Inc., Class A	2,567	147,962
Tyson Foods, Inc., Class A	567	36,328

		511,423

Household Products (0.3%)
Church & Dwight Co., Inc.	474	44,234
Clorox Co. (The)	244	25,286
Colgate-Palmolive Co.	1,614	137,561
Kimberly-Clark Corp.	664	64,056
Procter & Gamble Co. (The)	4,653	672,079

		943,216

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	492	35,311
Kenvue, Inc.	3,834	66,098

		101,409

Tobacco (0.2%)
Altria Group, Inc.	3,359	221,660
Philip Morris International, Inc.	3,115	515,034

		736,694

Total Consumer Staples		5,883,022

Energy (1.2%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	1,974	120,513
Halliburton Co.	1,685	65,698
SLB Ltd.	2,991	153,707

		339,918

Oil, Gas & Consumable Fuels (1.1%)
APA Corp.	710	30,132
Chevron Corp.	3,762	778,358
ConocoPhillips	2,453	323,796
Coterra Energy, Inc.	1,523	53,518
Devon Energy Corp.	1,242	62,498
Diamondback Energy, Inc.	373	73,776
EOG Resources, Inc.	1,086	157,003
EQT Corp.	1,249	79,486
Expand Energy Corp.	477	52,365
Exxon Mobil Corp.	8,384	1,422,429
Kinder Morgan, Inc.	3,919	131,404
Marathon Petroleum Corp.	591	144,310
Occidental Petroleum Corp.	1,439	93,535
ONEOK, Inc.	1,259	113,801
Phillips 66	806	146,837
Targa Resources Corp.	430	107,814
Texas Pacific Land Corp.	116	55,049
Valero Energy Corp.	610	150,719
Williams Cos., Inc. (The)	2,443	177,802

		4,154,632

Total Energy		4,494,550

Financials (3.8%)
Banks (1.1%)
Bank of America Corp.	13,286	647,693
Citigroup, Inc.	3,499	396,822
Citizens Financial Group, Inc.	851	51,034
Fifth Third Bancorp	1,799	83,582
Huntington Bancshares, Inc.	4,076	63,789
JPMorgan Chase & Co.	5,410	1,591,406
KeyCorp	1,860	37,293
M&T Bank Corp.	304	62,843
PNC Financial Services Group, Inc. (The)	809	168,345
Regions Financial Corp.	1,754	45,814
Truist Financial Corp.	2,528	116,212
US Bancorp	3,111	161,803
Wells Fargo & Co.	6,192	492,945

		3,919,581

Capital Markets (1.0%)
Ameriprise Financial, Inc.	183	81,325
Ares Management Corp., Class A	413	45,058
Bank of New York Mellon Corp. (The)	1,378	163,472
BlackRock, Inc.	289	277,934
Blackstone, Inc.	1,499	172,370
Cboe Global Markets, Inc.	210	59,025
Charles Schwab Corp. (The)	3,343	314,175
CME Group, Inc.	722	213,243
Coinbase Global, Inc., Class A*	447	78,051
FactSet Research Systems, Inc.	74	16,057
Franklin Resources, Inc.(x)	615	14,526
Goldman Sachs Group, Inc. (The)	601	508,440
Interactive Brokers Group, Inc., Class A	892	59,826
Intercontinental Exchange, Inc.	1,137	178,827
KKR & Co., Inc.	1,375	127,188
Moody’s Corp.	306	133,493
Morgan Stanley	2,409	396,449
MSCI, Inc.	147	79,235
Nasdaq, Inc.	903	76,656
Northern Trust Corp.	373	52,060
Raymond James Financial, Inc.	352	50,966
Robinhood Markets, Inc., Class A*	1,582	109,633
S&P Global, Inc.	613	260,733
State Street Corp.	559	70,747
T. Rowe Price Group, Inc.	437	39,391

		3,578,880

Consumer Finance (0.1%)
American Express Co.	1,072	324,259
Capital One Financial Corp.	1,252	228,402
Synchrony Financial	696	47,342

		600,003

Financial Services (1.1%)
Apollo Global Management, Inc.	930	103,621
Berkshire Hathaway, Inc., Class B*	3,679	1,762,977
Block, Inc., Class A*	1,097	66,017
Corpay, Inc.*	140	40,739
Fidelity National Information Services, Inc.	1,037	48,646
Fiserv, Inc.*	1,078	60,152
Global Payments, Inc.	474	31,900
Jack Henry & Associates, Inc.	145	22,916
Mastercard, Inc., Class A	1,631	814,945
PayPal Holdings, Inc.	1,843	83,359
Visa, Inc., Class A	3,371	1,018,851

		4,054,123

Insurance (0.5%)
Aflac, Inc.	935	102,579
Allstate Corp. (The)	521	108,024
American International Group, Inc.	1,080	81,270
Aon plc, Class A	430	138,795
Arch Capital Group Ltd.*	716	68,729
Arthur J Gallagher & Co.	514	111,322
Assurant, Inc.	102	22,217
Brown & Brown, Inc.	587	38,278
Chubb Ltd.	728	237,277
Cincinnati Financial Corp.	311	48,936
Erie Indemnity Co., Class A	51	12,817

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Everest Group Ltd.	81	$26,475
Globe Life, Inc.	161	22,406
Hartford Insurance Group, Inc. (The)	557	75,323
Loews Corp.	338	36,078
Marsh & McLennan Cos., Inc.	969	168,073
MetLife, Inc.	1,109	78,428
Principal Financial Group, Inc.	401	36,134
Progressive Corp. (The)	1,174	232,734
Prudential Financial, Inc.	701	68,481
Travelers Cos., Inc. (The)	433	126,297
W.R. Berkley Corp.	602	39,901
Willis Towers Watson plc	190	55,233

		1,935,807

Total Financials		14,088,394

Health Care (2.9%)
Biotechnology (0.5%)
AbbVie, Inc.	3,546	771,219
Amgen, Inc.	1,078	379,294
Biogen, Inc.*	293	53,716
Gilead Sciences, Inc.	2,483	346,056
Incyte Corp.*	330	31,060
Moderna, Inc.*	696	35,357
Regeneron Pharmaceuticals, Inc.	202	156,073
Vertex Pharmaceuticals, Inc.*	508	226,842

		1,999,617

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories	3,481	357,394
Align Technology, Inc.*	135	23,143
Baxter International, Inc.	1,028	17,270
Becton Dickinson & Co.	573	90,093
Boston Scientific Corp.*	2,967	186,179
Cooper Cos., Inc. (The)*	392	28,028
Dexcom, Inc.*	771	48,419
Edwards Lifesciences Corp.*	1,162	93,053
GE HealthCare Technologies, Inc.	912	64,916
Hologic, Inc.*	447	33,789
IDEXX Laboratories, Inc.*	160	89,902
Insulet Corp.*	141	29,588
Intuitive Surgical, Inc.*	710	327,303
Medtronic plc	2,566	222,344
ResMed, Inc.	292	65,548
Solventum Corp.*	294	19,198
STERIS plc	197	43,563
Stryker Corp.	689	226,399
Zimmer Biomet Holdings, Inc.	398	35,987

		2,002,116

Health Care Providers & Services (0.5%)
Cardinal Health, Inc.	471	99,527
Cencora, Inc.	389	122,200
Centene Corp.*	935	30,612
Cigna Group (The)	528	140,844
CVS Health Corp.	2,541	182,495
DaVita, Inc.*	67	10,297
Elevance Health, Inc.	442	129,395
HCA Healthcare, Inc.	313	148,124
Henry Schein, Inc.*	200	14,740
Humana, Inc.	240	41,614
Labcorp Holdings, Inc.	167	44,557
McKesson Corp.	245	212,013
Quest Diagnostics, Inc.	222	43,508
UnitedHealth Group, Inc.	1,813	490,580
Universal Health Services, Inc., Class B	112	20,045

		1,730,551

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	568	64,741
Bio-Techne Corp.	311	16,253
Charles River Laboratories International, Inc.*	100	17,250
Danaher Corp.	1,258	238,517
IQVIA Holdings, Inc.*	340	57,984
Mettler-Toledo International, Inc.*	41	51,709
Revvity, Inc.	227	19,887
Thermo Fisher Scientific, Inc.	752	369,630
Waters Corp.*	197	58,667
West Pharmaceutical Services, Inc.	144	36,092

		930,730

Pharmaceuticals (1.1%)
Bristol-Myers Squibb Co.	4,074	247,088
Eli Lilly & Co.	1,590	1,462,434
Johnson & Johnson	4,838	1,182,601
Merck & Co., Inc.	4,967	597,480
Pfizer, Inc.	11,380	319,550
Viatris, Inc.	2,305	31,141
Zoetis, Inc.	845	99,888

		3,940,182

Total Health Care		10,603,196

Industrials (2.8%)
Aerospace & Defense (0.7%)
Axon Enterprise, Inc.*	158	67,101
Boeing Co. (The)*	1,572	312,875
GE Aerospace	2,100	595,917
General Dynamics Corp.	508	174,356
Howmet Aerospace, Inc.	804	185,290
Huntington Ingalls Industries, Inc.	78	29,632
L3Harris Technologies, Inc.	374	129,086
Lockheed Martin Corp.	405	244,778
Northrop Grumman Corp.	267	182,158
RTX Corp.	2,688	518,515
Textron, Inc.	353	30,909
TransDigm Group, Inc.	113	130,962

		2,601,579

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	236	39,192
Expeditors International of Washington, Inc.	268	38,386
FedEx Corp.	433	154,226
United Parcel Service, Inc., Class B	1,478	145,406

		377,210

Building Products (0.1%)
A.O. Smith Corp.	227	14,968
Allegion plc	174	25,280
Builders FirstSource, Inc.*	221	18,195
Carrier Global Corp.	1,573	88,576
Johnson Controls International plc	1,224	160,283
Lennox International, Inc.(x)	63	29,240
Masco Corp.	416	25,114
Trane Technologies plc	443	184,616

		546,272

Commercial Services & Supplies (0.1%)
Cintas Corp.	681	115,184
Copart, Inc.*	1,782	59,163
Republic Services, Inc.	404	88,484
Rollins, Inc.	587	31,352
Veralto Corp.	496	43,856
Waste Management, Inc.	742	170,504

		508,543

Construction & Engineering (0.1%)
Comfort Systems USA, Inc.	70	96,529
EMCOR Group, Inc.	90	66,448
Quanta Services, Inc.	299	164,157

		327,134

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (0.4%)
AMETEK, Inc.	461	$98,820
Eaton Corp. plc	777	277,910
Emerson Electric Co.	1,125	147,398
GE Vernova, Inc.	540	471,366
Generac Holdings, Inc.*	119	23,244
Hubbell, Inc., Class B	106	52,018
Rockwell Automation, Inc.	224	80,389
Vertiv Holdings Co., Class A	766	191,944

		1,343,089

Ground Transportation (0.3%)
CSX Corp.	3,728	153,034
JB Hunt Transport Services, Inc.	152	32,209
Norfolk Southern Corp.	450	129,150
Old Dominion Freight Line, Inc.	369	72,103
Uber Technologies, Inc.*	4,121	296,423
Union Pacific Corp.	1,188	288,233

		971,152

Industrial Conglomerates (0.1%)
3M Co.	1,055	153,218
Honeywell International, Inc.	1,271	287,284

		440,502

Machinery (0.6%)
Caterpillar, Inc.	932	660,285
Cummins, Inc.	277	149,032
Deere & Co.	505	284,466
Dover Corp.	270	56,282
Fortive Corp.	637	35,213
IDEX Corp.	151	28,622
Illinois Tool Works, Inc.	525	136,652
Ingersoll Rand, Inc.	713	57,126
Nordson Corp.	106	28,202
Otis Worldwide Corp.	779	60,045
PACCAR, Inc.	1,050	121,275
Parker-Hannifin Corp.	253	226,496
Pentair plc	327	28,485
Snap-on, Inc.	105	38,138
Stanley Black & Decker, Inc.	309	21,958
Westinghouse Air Brake Technologies Corp.	341	85,219
Xylem, Inc.	488	58,316

		2,075,812

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	1,299	86,358
Southwest Airlines Co.	984	36,969
United Airlines Holdings, Inc.*	648	59,661

		182,988

Professional Services (0.1%)
Automatic Data Processing, Inc.	806	163,763
Broadridge Financial Solutions, Inc.	233	37,858
Equifax, Inc.	241	43,397
Jacobs Solutions, Inc.	235	29,911
Leidos Holdings, Inc.	255	39,657
Paychex, Inc.	648	59,694
Verisk Analytics, Inc.	279	52,940

		427,220

Trading Companies & Distributors (0.1%)
Fastenal Co.	2,298	106,627
United Rentals, Inc.	126	91,799
W.W. Grainger, Inc.	88	95,991

		294,417

Total Industrials		10,095,918

Information Technology (10.1%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	2,067	253,786
Ciena Corp.*	282	109,481
Cisco Systems, Inc.	7,911	613,815
F5, Inc.*	113	32,694
Lumentum Holdings, Inc.*	143	100,495
Motorola Solutions, Inc.	332	144,078

		1,254,349

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	2,461	310,947
CDW Corp.	259	31,344
Coherent Corp.*	375	89,329
Corning, Inc.	1,562	212,385
Jabil, Inc.	211	56,048
Keysight Technologies, Inc.*	343	96,853
TE Connectivity plc	589	123,113
Teledyne Technologies, Inc.*	94	56,871
Zebra Technologies Corp., Class A*	98	20,490

		997,380

IT Services (0.3%)
Accenture plc, Class A	1,232	244,293
Akamai Technologies, Inc.*	288	33,077
Cognizant Technology Solutions Corp., Class A	966	59,264
EPAM Systems, Inc.*	112	15,165
Gartner, Inc.*	141	22,326
GoDaddy, Inc., Class A*	270	22,321
International Business Machines Corp.	1,872	453,754
VeriSign, Inc.	165	40,979

		891,179

Semiconductors & Semiconductor Equipment (4.4%)
Advanced Micro Devices, Inc.*	3,265	664,199
Analog Devices, Inc.	978	311,141
Applied Materials, Inc.	1,589	543,104
Broadcom, Inc.	9,512	2,944,059
First Solar, Inc.*	215	42,411
Intel Corp.*	9,401	414,866
KLA Corp.	262	385,771
Lam Research Corp.	2,500	534,150
Microchip Technology, Inc.	1,082	69,908
Micron Technology, Inc.	2,254	761,491
Monolithic Power Systems, Inc.	98	107,148
NVIDIA Corp.	48,757	8,503,221
NXP Semiconductors NV	504	99,218
ON Semiconductor Corp.*	789	48,855
Qnity Electronics, Inc.	419	48,344
QUALCOMM, Inc.	2,136	275,074
Skyworks Solutions, Inc.(x)	296	15,851
Teradyne, Inc.	314	93,089
Texas Instruments, Inc.	1,819	353,141

		16,215,041

Software (2.5%)
Adobe, Inc.*	822	199,812
AppLovin Corp., Class A*	543	216,114
Autodesk, Inc.*	424	101,505
Cadence Design Systems, Inc.*	544	151,161
Crowdstrike Holdings, Inc., Class A*	505	197,157
Datadog, Inc., Class A*	657	77,559
Fair Isaac Corp.*	47	50,174
Fortinet, Inc.*	1,265	103,376
Gen Digital, Inc.	1,124	21,165
Intuit, Inc.	558	241,268
Microsoft Corp.	14,901	5,515,903
Oracle Corp.	3,395	499,438
Palantir Technologies, Inc., Class A*	4,574	669,085
Palo Alto Networks, Inc.*	1,618	259,398
PTC, Inc.*	239	34,055
Roper Technologies, Inc.	213	75,372
Salesforce, Inc.	1,876	350,193

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
ServiceNow, Inc.*	2,094	$218,928
Synopsys, Inc.*	383	151,852
Trimble, Inc.*	477	31,115
Tyler Technologies, Inc.*	86	29,445
Workday, Inc., Class A*	426	55,346

		9,249,421

Technology Hardware, Storage & Peripherals (2.3%)
Apple, Inc.	29,460	7,476,654
Dell Technologies, Inc., Class C	595	97,657
Hewlett Packard Enterprise Co.	2,641	62,882
HP, Inc.	1,838	35,308
NetApp, Inc.	401	41,058
Sandisk Corp.*	296	188,061
Seagate Technology Holdings plc	436	170,807
Super Micro Computer, Inc.*	1,003	22,838
Western Digital Corp.	679	183,663

		8,278,928

Total Information Technology		36,886,298

Materials (0.6%)
Chemicals (0.3%)
Air Products and Chemicals, Inc.	447	129,849
Albemarle Corp.	235	42,190
CF Industries Holdings, Inc.	311	40,380
Corteva, Inc.	1,353	113,260
Dow, Inc.	1,437	59,851
DuPont de Nemours, Inc.	819	37,510
Ecolab, Inc.	511	135,936
International Flavors & Fragrances, Inc.	513	37,218
Linde plc	935	463,536
LyondellBasell Industries NV, Class A	516	41,569
Mosaic Co. (The)	636	16,218
PPG Industries, Inc.	450	48,096
Sherwin-Williams Co. (The)	462	148,094

		1,313,707

Construction Materials (0.1%)
CRH plc	1,343	141,176
Martin Marietta Materials, Inc.	121	71,230
Vulcan Materials Co.	265	72,160

		284,566

Containers & Packaging (0.1%)
Amcor plc	924	36,729
Avery Dennison Corp.	156	26,938
Ball Corp.	536	31,683
International Paper Co.	1,056	37,699
Packaging Corp. of America	179	37,987
Smurfit Westrock plc	1,044	41,604

		212,640

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	2,874	168,933
Newmont Corp.	2,183	236,310
Nucor Corp.	458	77,448
Steel Dynamics, Inc.	275	49,500

		532,191

Total Materials		2,343,104

Real Estate (0.6%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	310	14,390
Healthpeak Properties, Inc. (REIT)	1,391	22,854
Ventas, Inc. (REIT)	951	77,773
Welltower, Inc. (REIT)	1,397	276,201

		391,218

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	1,280	24,525

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	1,860	245,855

Office REITs (0.0%)†
BXP, Inc. (REIT)	294	15,258

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	582	78,838
CoStar Group, Inc.*	849	34,248

		113,086

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	283	46,228
Camden Property Trust (REIT)	207	20,216
Equity Residential (REIT)	693	40,991
Essex Property Trust, Inc. (REIT)	130	31,460
Invitation Homes, Inc. (REIT)	1,129	28,056
Mid-America Apartment Communities, Inc. (REIT)	234	28,576
UDR, Inc. (REIT)	603	20,369

		215,896

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	159	16,888
Kimco Realty Corp. (REIT)	1,356	30,469
Realty Income Corp. (REIT)	1,841	112,632
Regency Centers Corp. (REIT)	329	24,892
Simon Property Group, Inc. (REIT)	653	121,804

		306,685

Specialized REITs (0.2%)
American Tower Corp. (REIT)	938	161,880
Crown Castle, Inc. (REIT)	873	70,984
Digital Realty Trust, Inc. (REIT)	647	116,596
Equinix, Inc. (REIT)	197	193,107
Extra Space Storage, Inc. (REIT)	425	55,730
Iron Mountain, Inc. (REIT)	591	60,365
Public Storage (REIT)	315	85,327
SBA Communications Corp. (REIT)	214	36,832
VICI Properties, Inc. (REIT), Class A	2,138	58,410
Weyerhaeuser Co. (REIT)	1,442	35,228

		874,459

Total Real Estate		2,186,982

Utilities (0.8%)
Electric Utilities (0.5%)
Alliant Energy Corp.	515	36,956
American Electric Power Co., Inc.	1,083	141,960
Constellation Energy Corp.	624	174,252
Duke Energy Corp.	1,557	203,874
Edison International	769	56,275
Entergy Corp.	906	101,798
Evergy, Inc.	461	37,765
Eversource Energy	751	52,029
Exelon Corp.	2,048	100,393
FirstEnergy Corp.	1,040	52,686
NextEra Energy, Inc.	4,170	387,310
NRG Energy, Inc.	425	62,110
PG&E Corp.	4,401	77,326
Pinnacle West Capital Corp.	239	24,079
PPL Corp.	1,480	56,536
Southern Co. (The)	2,202	212,537
Xcel Energy, Inc.	1,184	94,057

		1,871,943

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (0.0%)†
Atmos Energy Corp.	331	$61,142

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	1,425	20,078
Vistra Corp.	638	95,911

		115,989

Multi-Utilities (0.2%)
Ameren Corp.	553	60,786
CenterPoint Energy, Inc.	1,309	56,497
CMS Energy Corp.	609	47,246
Consolidated Edison, Inc.	723	81,829
Dominion Energy, Inc.	1,709	105,650
DTE Energy Co.	416	60,828
NiSource, Inc.	956	44,607
Public Service Enterprise Group, Inc.	998	80,788
Sempra	1,308	127,098
WEC Energy Group, Inc.	651	75,366

		740,695

Water Utilities (0.0%)†
American Water Works Co., Inc.	392	53,347

Total Utilities		2,843,116

Total Common Stocks (30.5%)
(Cost $37,981,211)		112,014,237

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (50.5%)
U.S. Treasury Bonds
5.375%, 2/15/31	$1,326,300	1,409,116
4.500%, 2/15/36	585,600	596,855
U.S. Treasury Notes
2.750%, 4/30/27	2,172,900	2,149,559
4.500%, 5/15/27	3,262,700	3,286,634
4.625%, 6/15/27	3,317,600	3,348,508
4.375%, 7/15/27	3,431,900	3,455,192
3.625%, 8/31/27	3,724,800	3,713,979
3.875%, 10/15/27	3,796,200	3,798,730
4.125%, 10/31/27	4,581,200	4,600,348
2.250%, 11/15/27	2,105,000	2,052,615
4.125%, 11/15/27	2,328,400	2,338,586
3.875%, 11/30/27	3,726,500	3,728,350
0.625%, 12/31/27	920,500	870,853
3.375%, 12/31/27	1,156,200	1,147,367
3.875%, 12/31/27	713,500	713,926
4.250%, 1/15/28	1,098,400	1,106,162
3.500%, 1/31/28	1,139,900	1,133,364
4.250%, 2/15/28	2,439,800	2,458,562
3.375%, 2/29/28	1,679,200	1,665,907
4.000%, 2/29/28	1,476,500	1,481,245
3.625%, 3/31/28	4,082,900	4,067,744
3.875%, 6/15/28	3,485,100	3,490,088
3.875%, 7/15/28	3,717,300	3,721,744
4.125%, 7/31/28	3,496,200	3,519,859
3.625%, 8/15/28	167,200	166,485
4.375%, 8/31/28	3,669,400	3,714,815
3.375%, 9/15/28	916,900	907,373
4.625%, 9/30/28	240,400	244,963
4.875%, 10/31/28	3,979,000	4,080,068
4.375%, 11/30/28	2,834,400	2,873,332
1.375%, 12/31/28	926,600	867,756
3.750%, 12/31/28	977,800	975,733
3.500%, 1/15/29	2,161,000	2,142,543
3.500%, 2/15/29	4,040,500	4,005,035
4.250%, 2/28/29	634,900	642,149
3.500%, 3/15/29	1,924,500	1,907,360
4.625%, 4/30/29	3,568,000	3,648,352
4.500%, 5/31/29	2,710,000	2,762,299
4.250%, 6/30/29	3,626,500	3,671,096
4.000%, 7/31/29	705,800	709,053
3.625%, 8/31/29	1,868,900	1,854,662
4.125%, 10/31/29	1,838,700	1,853,846
4.125%, 11/30/29	2,833,800	2,857,469
4.375%, 12/31/29	3,444,100	3,502,726
4.250%, 1/31/30	3,081,300	3,120,145
4.000%, 5/31/30	3,648,500	3,661,581
3.875%, 6/30/30	3,682,400	3,677,009
3.875%, 7/31/30	3,785,300	3,779,600
3.625%, 8/31/30	3,825,900	3,779,338
4.625%, 9/30/30	395,700	406,920
3.625%, 10/31/30	1,473,000	1,454,206
4.875%, 10/31/30	270,500	281,046
0.875%, 11/15/30	970,900	846,222
3.500%, 11/30/30	1,161,200	1,140,011
4.375%, 11/30/30	640,700	652,301
3.625%, 12/31/30	1,158,600	1,143,117
3.750%, 12/31/30	661,200	655,571
1.125%, 2/15/31	2,966,200	2,600,104
4.250%, 2/28/31	1,929,500	1,954,708
4.625%, 4/30/31	2,408,600	2,480,196
4.625%, 5/31/31	2,471,500	2,544,917
4.250%, 6/30/31	2,162,000	2,189,800
4.125%, 7/31/31	2,181,500	2,195,896
3.750%, 8/31/31	399,200	394,349
4.125%, 10/31/31	740,500	744,661
4.125%, 11/30/31	1,077,800	1,083,516
4.500%, 12/31/31	1,188,800	1,217,438
1.875%, 2/15/32	1,226,300	1,087,601
4.125%, 2/29/32	1,953,400	1,961,385
4.000%, 6/30/32	5,441,600	5,419,604
4.000%, 7/31/32	5,379,200	5,354,161
3.750%, 2/28/33	4,113,000	4,021,403
3.375%, 5/15/33	3,856,500	3,674,902
4.500%, 11/15/33	930,100	949,719
4.000%, 2/15/34	3,232,300	3,189,876
4.375%, 5/15/34	1,975,000	1,997,011
3.875%, 8/15/34	3,904,200	3,806,595
4.625%, 2/15/35	1,999,700	2,053,130
4.250%, 5/15/35	2,640,900	2,636,114
4.250%, 8/15/35	1,385,900	1,382,005
4.000%, 11/15/35	1,911,400	1,865,706
4.125%, 2/15/36	832,000	819,520

Total U.S. Treasury Obligations		185,463,792

Total Long-Term Debt Securities (50.5%) (Cost $185,932,214)		185,463,792

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $126)	124	198

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (14.7%)
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	114,144	$114,144
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	53,766,403	53,771,779

Total Investment Companies		53,885,923

Total Short-Term Investments (14.7%) (Cost $53,892,307)		53,885,923

Total Investments in Securities (95.7%) (Cost $277,805,858)		351,364,150
Other Assets Less Liabilities (4.3%)		15,727,038

Net Assets (100%)		$367,091,188

*	Non-income producing.

†	Percent shown is less than 0.05%.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)	At March 31, 2026, the Portfolio had loaned securities with a total value of $114,672. This was collateralized by cash of $114,144 which was subsequently invested in investment companies.

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	308	6/2026	USD	44,676,940	(479,578)
Russell 2000 E-Mini Index	50	6/2026	USD	6,280,500	38,224
S&P 500 E-Mini Index	26	6/2026	USD	8,541,975	(150,663)
S&P Midcap 400 E-Mini Index	21	6/2026	USD	7,132,650	67,468

					(524,549)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$11,530,138	$—	$—	$11,530,138
Consumer Discretionary	11,059,519	—	—	11,059,519
Consumer Staples	5,883,022	—	—	5,883,022
Energy	4,494,550	—	—	4,494,550
Financials	14,088,394	—	—	14,088,394
Health Care	10,603,196	—	—	10,603,196
Industrials	10,095,918	—	—	10,095,918
Information Technology	36,886,298	—	—	36,886,298
Materials	2,343,104	—	—	2,343,104
Real Estate	2,186,982	—	—	2,186,982
Utilities	2,843,116	—	—	2,843,116
Futures	105,692	—	—	105,692
Rights
Health Care	—	198	—	198
Short-Term Investments
Investment Companies	53,885,923	—	—	53,885,923
U.S. Treasury Obligations	—	185,463,792	—	185,463,792

Total Assets	$166,005,852	$185,463,990	$—	$351,469,842

Liabilities:
Futures	$(630,241)	$—	$—	$(630,241)

Total Liabilities	$(630,241)	$—	$—	$(630,241)

Total	$165,375,611	$185,463,990	$—	$350,839,601

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$77,134,720
Aggregate gross unrealized depreciation	(3,831,183)

Net unrealized appreciation	$73,303,537

Federal income tax cost of investments in securities and derivative instruments, if applicable	$277,536,064

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.6%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	18,660	$540,953
Comcast Corp., Class A	9,565	274,611
Verizon Communications, Inc.	11,252	564,851

		1,380,415

Entertainment (0.5%)
Electronic Arts, Inc.	600	122,322
Live Nation Entertainment, Inc.*	420	64,054
Netflix, Inc.*	11,254	1,082,072
Take-Two Interactive Software, Inc.*	464	91,640
TKO Group Holdings, Inc., Class A	177	35,692
Walt Disney Co. (The)	4,722	455,107
Warner Bros Discovery, Inc.*	6,628	182,005

		2,032,892

Interactive Media & Services (2.7%)
Alphabet, Inc., Class A	15,519	4,462,643
Alphabet, Inc., Class C	12,466	3,575,997
Meta Platforms, Inc., Class A	5,830	3,335,518

		11,374,158

Media (0.1%)
Charter Communications, Inc., Class A*	230	49,653
EchoStar Corp., Class A(x)*	359	42,028
Fox Corp., Class A	535	31,244
Fox Corp., Class B	388	20,603
News Corp., Class A	1,002	24,980
News Corp., Class B	328	9,351
Omnicom Group, Inc.	839	63,185
Paramount Skydance Corp., Class B(x)	863	7,784
Trade Desk, Inc. (The), Class A*	1,186	26,910

		275,738

Wireless Telecommunication Services (0.0%)†
T-Mobile US, Inc.	1,263	265,268

Total Communication Services		15,328,471

Consumer Discretionary (3.5%)
Automobile Components (0.0%)†
Aptiv plc*	567	39,373

Automobiles (0.8%)
Ford Motor Co.	10,445	120,535
General Motors Co.	2,410	179,545
Tesla, Inc.*	7,497	2,787,010

		3,087,090

Broadline Retail (1.3%)
Amazon.com, Inc.*	26,039	5,423,143
eBay, Inc.	1,205	109,679

		5,532,822

Distributors (0.0%)†
Genuine Parts Co.	370	39,127
Pool Corp.	87	17,603

		56,730

Hotels, Restaurants & Leisure (0.6%)
Airbnb, Inc., Class A*	1,131	142,823
Booking Holdings, Inc.	86	362,087
Carnival Corp.	3,066	79,348
Chipotle Mexican Grill, Inc.*	3,472	111,139
Darden Restaurants, Inc.	307	60,184
Domino’s Pizza, Inc.(x)	83	29,780
DoorDash, Inc., Class A*	999	150,000
Expedia Group, Inc.	314	72,499
Hilton Worldwide Holdings, Inc.	611	185,793
Las Vegas Sands Corp.	806	43,427
Marriott International, Inc., Class A	586	191,663
McDonald’s Corp.	1,898	589,879
MGM Resorts International*	511	18,912
Norwegian Cruise Line Holdings Ltd.*	1,214	22,702
Royal Caribbean Cruises Ltd.	671	184,646
Starbucks Corp.	3,039	272,264
Wynn Resorts Ltd.	225	22,849
Yum! Brands, Inc.	740	115,055

		2,655,050

Household Durables (0.1%)
DR Horton, Inc.	718	98,524
Garmin Ltd.	436	101,157
Lennar Corp., Class A	574	49,846
NVR, Inc.*	7	46,129
PulteGroup, Inc.	512	60,216

		355,872

Leisure Products (0.0%)†
Hasbro, Inc.	354	33,134

Specialty Retail (0.6%)
AutoZone, Inc.*	44	148,622
Best Buy Co., Inc.	523	33,577
Carvana Co.*	377	118,521
Home Depot, Inc. (The)	2,654	872,874
Lowe’s Cos., Inc.	1,495	353,238
O’Reilly Automotive, Inc.*	2,244	207,144
Ross Stores, Inc.	862	186,735
TJX Cos., Inc. (The)	2,960	472,712
Tractor Supply Co.	1,410	63,873
Ulta Beauty, Inc.*	118	61,680
Williams-Sonoma, Inc.	318	57,981

		2,576,957

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	378	37,834
Lululemon Athletica, Inc.*	285	43,633
NIKE, Inc., Class B	3,178	167,862
Ralph Lauren Corp.	103	35,431
Tapestry, Inc.	544	76,764

		361,524

Total Consumer Discretionary		14,698,552

Consumer Staples (1.9%)
Beverages (0.4%)
Brown-Forman Corp., Class B	455	12,030
Coca-Cola Co. (The)	10,320	784,836
Constellation Brands, Inc., Class A	374	56,100
Keurig Dr Pepper, Inc.	3,615	95,183
Molson Coors Beverage Co., Class B(x)	451	19,420
Monster Beverage Corp.*	1,901	137,746
PepsiCo, Inc.	3,643	565,722

		1,671,037

Consumer Staples Distribution & Retail (0.8%)
Costco Wholesale Corp.	1,183	1,178,777
Dollar General Corp.	586	69,576
Dollar Tree, Inc.*	493	53,988
Kroger Co. (The)	1,552	112,303
Sysco Corp.	1,277	91,088
Target Corp.	1,209	146,531
Walmart, Inc.	11,685	1,452,212

		3,104,475

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Food Products (0.2%)
Archer-Daniels-Midland Co.	1,281	$93,116
Bunge Global SA	360	45,792
Campbell’s Co. (The)(x)	550	12,248
Conagra Brands, Inc.	1,275	20,043
General Mills, Inc.	1,423	52,964
Hershey Co. (The)	395	82,117
Hormel Foods Corp.	777	17,599
J M Smucker Co. (The)	284	27,389
Kraft Heinz Co. (The)	2,268	51,007
McCormick & Co., Inc. (Non-Voting)	673	33,946
Mondelez International, Inc., Class A	3,417	196,956
Tyson Foods, Inc., Class A	760	48,693

		681,870

Household Products (0.3%)
Church & Dwight Co., Inc.	631	58,885
Clorox Co. (The)	325	33,680
Colgate-Palmolive Co.	2,151	183,329
Kimberly-Clark Corp.	885	85,376
Procter & Gamble Co. (The)	6,195	894,806

		1,256,076

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	659	47,296
Kenvue, Inc.	5,106	88,028

		135,324

Tobacco (0.2%)
Altria Group, Inc.	4,475	295,305
Philip Morris International, Inc.	4,149	685,996

		981,301

Total Consumer Staples		7,830,083

Energy (1.4%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	2,634	160,806
Halliburton Co.	2,233	87,065
SLB Ltd.	3,995	205,303

		453,174

Oil, Gas & Consumable Fuels (1.3%)
APA Corp.	952	40,403
Chevron Corp.	4,997	1,033,879
ConocoPhillips	3,266	431,112
Coterra Energy, Inc.	2,031	71,369
Devon Energy Corp.	1,653	83,179
Diamondback Energy, Inc.	496	98,104
EOG Resources, Inc.	1,446	209,048
EQT Corp.	1,663	105,833
Expand Energy Corp.	634	69,601
Exxon Mobil Corp.	11,139	1,889,843
Kinder Morgan, Inc.	5,219	174,993
Marathon Petroleum Corp.	786	191,925
Occidental Petroleum Corp.	1,917	124,605
ONEOK, Inc.	1,676	151,494
Phillips 66	1,075	195,844
Targa Resources Corp.	573	143,668
Texas Pacific Land Corp.	154	73,082
Valero Energy Corp.	813	200,876
Williams Cos., Inc. (The)	3,255	236,899

		5,525,757

Total Energy		5,978,931

Financials (4.4%)
Banks (1.2%)
Bank of America Corp.	17,687	862,241
Citigroup, Inc.	4,658	528,264
Citizens Financial Group, Inc.	1,133	67,946
Fifth Third Bancorp	2,400	111,504
Huntington Bancshares, Inc.	5,426	84,917
JPMorgan Chase & Co.	7,187	2,114,128
KeyCorp	2,498	50,085
M&T Bank Corp.	405	83,722
PNC Financial Services Group, Inc. (The)	1,077	224,113
Regions Financial Corp.	2,333	60,938
Truist Financial Corp.	3,365	154,689
US Bancorp	4,141	215,373
Wells Fargo & Co.	8,244	656,305

		5,214,225

Capital Markets (1.1%)
Ameriprise Financial, Inc.	243	107,989
Ares Management Corp., Class A	548	59,787
Bank of New York Mellon Corp. (The)	1,835	217,686
BlackRock, Inc.	385	370,258
Blackstone, Inc.	1,996	229,520
Cboe Global Markets, Inc.	279	78,419
Charles Schwab Corp. (The)	4,452	418,399
CME Group, Inc.	963	284,422
Coinbase Global, Inc., Class A*	595	103,893
FactSet Research Systems, Inc.	101	21,916
Franklin Resources, Inc.(x)	841	19,864
Goldman Sachs Group, Inc. (The)	799	675,946
Interactive Brokers Group, Inc., Class A	1,185	79,478
Intercontinental Exchange, Inc.	1,514	238,122
KKR & Co., Inc.	1,835	169,738
Moody’s Corp.	410	178,863
Morgan Stanley	3,207	527,776
MSCI, Inc.	196	105,646
Nasdaq, Inc.	1,197	101,613
Northern Trust Corp.	497	69,366
Raymond James Financial, Inc.	472	68,341
Robinhood Markets, Inc., Class A*	2,107	146,015
S&P Global, Inc.	816	347,077
State Street Corp.	743	94,034
T. Rowe Price Group, Inc.	585	52,732

		4,766,900

Consumer Finance (0.2%)
American Express Co.	1,428	431,942
Capital One Financial Corp.	1,666	303,928
Synchrony Financial	927	63,055

		798,925

Financial Services (1.3%)
Apollo Global Management, Inc.	1,238	137,938
Berkshire Hathaway, Inc., Class B*	4,888	2,342,330
Block, Inc., Class A*	1,462	87,983
Corpay, Inc.*	188	54,706
Fidelity National Information Services, Inc.	1,390	65,205
Fiserv, Inc.*	1,431	79,850
Global Payments, Inc.	634	42,668
Jack Henry & Associates, Inc.	194	30,660
Mastercard, Inc., Class A	2,171	1,084,762
PayPal Holdings, Inc.	2,454	110,994
Visa, Inc., Class A	4,481	1,354,337

		5,391,433

Insurance (0.6%)
Aflac, Inc.	1,244	136,479
Allstate Corp. (The)	696	144,309
American International Group, Inc.	1,435	107,984
Aon plc, Class A	574	185,276
Arch Capital Group Ltd.*	953	91,478
Arthur J Gallagher & Co.	686	148,574

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Assurant, Inc.	134	$29,186
Brown & Brown, Inc.	780	50,864
Chubb Ltd.	970	316,152
Cincinnati Financial Corp.	416	65,458
Erie Indemnity Co., Class A(x)	68	17,089
Everest Group Ltd.	108	35,300
Globe Life, Inc.	216	30,061
Hartford Insurance Group, Inc. (The)	743	100,476
Loews Corp.	453	48,353
Marsh & McLennan Cos., Inc.	1,290	223,750
MetLife, Inc.	1,472	104,100
Principal Financial Group, Inc.	527	47,488
Progressive Corp. (The)	1,565	310,246
Prudential Financial, Inc.	928	90,656
Travelers Cos., Inc. (The)	576	168,008
W.R. Berkley Corp.	797	52,825
Willis Towers Watson plc	255	74,128

		2,578,240

Total Financials		18,749,723

Health Care (3.3%)
Biotechnology (0.6%)
AbbVie, Inc.	4,711	1,024,595
Amgen, Inc.	1,435	504,905
Biogen, Inc.*	391	71,682
Gilead Sciences, Inc.	3,311	461,454
Incyte Corp.*	446	41,977
Moderna, Inc.*	927	47,092
Regeneron Pharmaceuticals, Inc.	269	207,840
Vertex Pharmaceuticals, Inc.*	677	302,308

		2,661,853

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories	4,635	475,875
Align Technology, Inc.*	179	30,686
Baxter International, Inc.	1,367	22,966
Becton Dickinson & Co.	763	119,966
Boston Scientific Corp.*	3,953	248,051
Cooper Cos., Inc. (The)*	531	37,966
Dexcom, Inc.*	1,026	64,433
Edwards Lifesciences Corp.*	1,547	123,884
GE HealthCare Technologies, Inc.	1,215	86,484
Hologic, Inc.*	592	44,749
IDEXX Laboratories, Inc.*	213	119,683
Insulet Corp.*	188	39,450
Intuitive Surgical, Inc.*	947	436,558
Medtronic plc	3,417	296,083
ResMed, Inc.	390	87,547
Solventum Corp.*	392	25,598
STERIS plc	262	57,936
Stryker Corp.	919	301,974
Zimmer Biomet Holdings, Inc.	527	47,651

		2,667,540

Health Care Providers & Services (0.6%)
Cardinal Health, Inc.	627	132,491
Cencora, Inc.	519	163,039
Centene Corp.*	1,241	40,630
Cigna Group (The)	702	187,258
CVS Health Corp.	3,391	243,542
DaVita, Inc.*	89	13,678
Elevance Health, Inc.	588	172,137
HCA Healthcare, Inc.	417	197,341
Henry Schein, Inc.*	274	20,194
Humana, Inc.	320	55,485
Labcorp Holdings, Inc.	221	58,965
McKesson Corp.	326	282,107
Quest Diagnostics, Inc.	293	57,422
UnitedHealth Group, Inc.	2,415	653,475
Universal Health Services, Inc., Class B	150	26,846

		2,304,610

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	756	86,169
Bio-Techne Corp.	417	21,792
Charles River Laboratories International, Inc.*	131	22,598
Danaher Corp.	1,677	317,959
IQVIA Holdings, Inc.*	452	77,084
Mettler-Toledo International, Inc.*	54	68,105
Revvity, Inc.	309	27,071
Thermo Fisher Scientific, Inc.	1,001	492,022
Waters Corp.*	261	77,726
West Pharmaceutical Services, Inc.	192	48,123

		1,238,649

Pharmaceuticals (1.2%)
Bristol-Myers Squibb Co.	5,434	329,572
Eli Lilly & Co.	2,112	1,942,554
Johnson & Johnson	6,424	1,570,283
Merck & Co., Inc.	6,616	795,839
Pfizer, Inc.	15,173	426,058
Viatris, Inc.	3,102	41,908
Zoetis, Inc.	1,125	132,986

		5,239,200

Total Health Care		14,111,852

Industrials (3.2%)
Aerospace & Defense (0.8%)
Axon Enterprise, Inc.*	210	89,185
Boeing Co. (The)*	2,095	416,968
GE Aerospace	2,796	793,421
General Dynamics Corp.	676	232,017
Howmet Aerospace, Inc.	1,069	246,362
Huntington Ingalls Industries, Inc.	105	39,889
L3Harris Technologies, Inc.	498	171,885
Lockheed Martin Corp.	540	326,370
Northrop Grumman Corp.	356	242,877
RTX Corp.	3,578	690,196
Textron, Inc.	464	40,628
TransDigm Group, Inc.	151	175,003

		3,464,801

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	316	52,478
Expeditors International of Washington, Inc.	361	51,706
FedEx Corp.	577	205,516
United Parcel Service, Inc., Class B	1,972	194,005

		503,705

Building Products (0.2%)
A.O. Smith Corp.	304	20,046
Allegion plc	228	33,126
Builders FirstSource, Inc.*	294	24,205
Carrier Global Corp.	2,094	117,913
Johnson Controls International plc	1,631	213,579
Lennox International, Inc.(x)	85	39,451
Masco Corp.	543	32,781
Trane Technologies plc	590	245,877

		726,978

Commercial Services & Supplies (0.2%)
Cintas Corp.	906	153,241
Copart, Inc.*	2,374	78,817
Republic Services, Inc.	536	117,395
Rollins, Inc.	781	41,713
Veralto Corp.	660	58,357
Waste Management, Inc.	991	227,722

		677,245

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (0.1%)
Comfort Systems USA, Inc.	94	$129,625
EMCOR Group, Inc.	119	87,859
Quanta Services, Inc.	397	217,961

		435,445

Electrical Equipment (0.4%)
AMETEK, Inc.	615	131,831
Eaton Corp. plc	1,036	370,546
Emerson Electric Co.	1,498	196,268
GE Vernova, Inc.	718	626,742
Generac Holdings, Inc.*	156	30,472
Hubbell, Inc., Class B	142	69,685
Rockwell Automation, Inc.	299	107,305
Vertiv Holdings Co., Class A	1,020	255,592

		1,788,441

Ground Transportation (0.3%)
CSX Corp.	4,960	203,608
JB Hunt Transport Services, Inc.	199	42,168
Norfolk Southern Corp.	599	171,913
Old Dominion Freight Line, Inc.	492	96,137
Uber Technologies, Inc.*	5,486	394,608
Union Pacific Corp.	1,583	384,067

		1,292,501

Industrial Conglomerates (0.1%)
3M Co.	1,404	203,903
Honeywell International, Inc.	1,692	382,443

		586,346

Machinery (0.7%)
Caterpillar, Inc.	1,240	878,490
Cummins, Inc.	369	198,529
Deere & Co.	672	378,538
Dover Corp.	359	74,833
Fortive Corp.	845	46,712
IDEX Corp.	200	37,910
Illinois Tool Works, Inc.	699	181,943
Ingersoll Rand, Inc.	949	76,034
Nordson Corp.	143	38,047
Otis Worldwide Corp.	1,036	79,855
PACCAR, Inc.	1,400	161,700
Parker-Hannifin Corp.	336	300,801
Pentair plc	436	37,980
Snap-on, Inc.	139	50,487
Stanley Black & Decker, Inc.	412	29,277
Westinghouse Air Brake Technologies Corp.	455	113,709
Xylem, Inc.	648	77,436

		2,762,281

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	1,731	115,077
Southwest Airlines Co.	1,310	49,217
United Airlines Holdings, Inc.*	861	79,272

		243,566

Professional Services (0.1%)
Automatic Data Processing, Inc.	1,073	218,012
Broadridge Financial Solutions, Inc.	312	50,694
Equifax, Inc.	321	57,802
Jacobs Solutions, Inc.	313	39,839
Leidos Holdings, Inc.	341	53,032
Paychex, Inc.	863	79,500
Verisk Analytics, Inc.	372	70,587

		569,466

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,061	142,030
United Rentals, Inc.	168	122,398
W.W. Grainger, Inc.	117	127,625

		392,053

Total Industrials		13,442,828

Information Technology (11.6%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	2,752	337,891
Ciena Corp.*	375	145,586
Cisco Systems, Inc.	10,532	817,178
F5, Inc.*	153	44,267
Lumentum Holdings, Inc.*	190	133,524
Motorola Solutions, Inc.	442	191,815

		1,670,261

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	3,277	414,049
CDW Corp.	349	42,236
Coherent Corp.*	500	119,105
Corning, Inc.	2,081	282,954
Jabil, Inc.	281	74,642
Keysight Technologies, Inc.*	458	129,325
TE Connectivity plc	782	163,454
Teledyne Technologies, Inc.*	125	75,626
Zebra Technologies Corp., Class A*	131	27,389

		1,328,780

IT Services (0.3%)
Accenture plc, Class A	1,640	325,196
Akamai Technologies, Inc.*	382	43,873
Cognizant Technology Solutions Corp., Class A	1,284	78,773
EPAM Systems, Inc.*	148	20,039
Gartner, Inc.*	192	30,401
GoDaddy, Inc., Class A*	359	29,679
International Business Machines Corp.	2,492	604,036
VeriSign, Inc.	220	54,639

		1,186,636

Semiconductors & Semiconductor Equipment (5.1%)
Advanced Micro Devices, Inc.*	4,346	884,107
Analog Devices, Inc.	1,302	414,218
Applied Materials, Inc.	2,116	723,228
Broadcom, Inc.	12,638	3,911,587
First Solar, Inc.*	286	56,416
Intel Corp.*	12,516	552,331
KLA Corp.	349	513,871
Lam Research Corp.	3,329	711,274
Microchip Technology, Inc.	1,442	93,168
Micron Technology, Inc.	3,000	1,013,520
Monolithic Power Systems, Inc.	130	142,135
NVIDIA Corp.	64,773	11,296,411
NXP Semiconductors NV	671	132,093
ON Semiconductor Corp.*	1,050	65,016
Qnity Electronics, Inc.	557	64,267
QUALCOMM, Inc.	2,844	366,250
Skyworks Solutions, Inc.(x)	401	21,474
Teradyne, Inc.	417	123,624
Texas Instruments, Inc.	2,419	469,625

		21,554,615

Software (2.9%)
Adobe, Inc.*	1,094	265,929
AppLovin Corp., Class A*	722	287,356
Autodesk, Inc.*	565	135,261
Cadence Design Systems, Inc.*	726	201,734
Crowdstrike Holdings, Inc., Class A*	672	262,355
Datadog, Inc., Class A*	875	103,294
Fair Isaac Corp.*	63	67,255
Fortinet, Inc.*	1,685	137,698
Gen Digital, Inc.	1,491	28,076

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Intuit, Inc.	742	$320,826
Microsoft Corp.	19,793	7,326,775
Oracle Corp.	4,520	664,937
Palantir Technologies, Inc., Class A*	6,089	890,699
Palo Alto Networks, Inc.*	2,154	345,329
PTC, Inc.*	319	45,454
Roper Technologies, Inc.	284	100,496
Salesforce, Inc.	2,498	466,302
ServiceNow, Inc.*	2,788	291,485
Synopsys, Inc.*	510	202,205
Trimble, Inc.*	633	41,291
Tyler Technologies, Inc.*	115	39,374
Workday, Inc., Class A*	568	73,795

		12,297,926

Technology Hardware, Storage & Peripherals (2.6%)
Apple, Inc.	39,133	9,931,564
Dell Technologies, Inc., Class C	792	129,991
Hewlett Packard Enterprise Co.	3,542	84,335
HP, Inc.	2,447	47,007
NetApp, Inc.	532	54,471
Sandisk Corp.*	393	249,689
Seagate Technology Holdings plc	582	228,004
Super Micro Computer, Inc.*	1,341	30,535
Western Digital Corp.	904	244,523

		11,000,119

Total Information Technology		49,038,337

Materials (0.7%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.	594	172,551
Albemarle Corp.	313	56,193
CF Industries Holdings, Inc.	415	53,884
Corteva, Inc.	1,793	150,092
Dow, Inc.	1,913	79,676
DuPont de Nemours, Inc.	1,091	49,968
Ecolab, Inc.	679	180,627
International Flavors & Fragrances, Inc.	682	49,479
Linde plc	1,245	617,221
LyondellBasell Industries NV, Class A	685	55,184
Mosaic Co. (The)	844	21,522
PPG Industries, Inc.	601	64,235
Sherwin-Williams Co. (The)	616	197,459

		1,748,091

Construction Materials (0.1%)
CRH plc	1,792	188,375
Martin Marietta Materials, Inc.	161	94,777
Vulcan Materials Co.	352	95,850

		379,002

Containers & Packaging (0.0%)†
Amcor plc	1,232	48,972
Avery Dennison Corp.	207	35,745
Ball Corp.	724	42,796
International Paper Co.	1,405	50,158
Packaging Corp. of America	238	50,508
Smurfit Westrock plc	1,389	55,352

		283,531

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	3,828	225,010
Newmont Corp.	2,909	314,899
Nucor Corp.	611	103,320
Steel Dynamics, Inc.	368	66,240

		709,469

Total Materials		3,120,093

Real Estate (0.7%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	416	19,311
Healthpeak Properties, Inc. (REIT)	1,849	30,379
Ventas, Inc. (REIT)	1,266	103,533
Welltower, Inc. (REIT)	1,860	367,741

		520,964

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	1,701	32,591

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	2,479	327,674

Office REITs (0.0%)†
BXP, Inc. (REIT)	392	20,345

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	775	104,982
CoStar Group, Inc.*	1,127	45,463

		150,445

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	378	61,746
Camden Property Trust (REIT)	276	26,954
Equity Residential (REIT)	925	54,714
Essex Property Trust, Inc. (REIT)	172	41,624
Invitation Homes, Inc. (REIT)	1,501	37,300
Mid-America Apartment Communities, Inc. (REIT)	312	38,101
UDR, Inc. (REIT)	802	27,092

		287,531

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	209	22,198
Kimco Realty Corp. (REIT)	1,802	40,491
Realty Income Corp. (REIT)	2,455	150,197
Regency Centers Corp. (REIT)	439	33,215
Simon Property Group, Inc. (REIT)	869	162,094

		408,195

Specialized REITs (0.3%)
American Tower Corp. (REIT)	1,248	215,380
Crown Castle, Inc. (REIT)	1,159	94,238
Digital Realty Trust, Inc. (REIT)	862	155,341
Equinix, Inc. (REIT)	262	256,823
Extra Space Storage, Inc. (REIT)	565	74,088
Iron Mountain, Inc. (REIT)	789	80,588
Public Storage (REIT)	421	114,041
SBA Communications Corp. (REIT)	286	49,223
VICI Properties, Inc. (REIT), Class A	2,849	77,835
Weyerhaeuser Co. (REIT)	1,920	46,906

		1,164,463

Total Real Estate		2,912,208

Utilities (0.9%)
Electric Utilities (0.6%)
Alliant Energy Corp.	684	49,084
American Electric Power Co., Inc.	1,443	189,148
Constellation Energy Corp.	831	232,057
Duke Energy Corp.	2,073	271,439
Edison International	1,024	74,936
Entergy Corp.	1,206	135,506
Evergy, Inc.	612	50,135
Eversource Energy	1,000	69,280
Exelon Corp.	2,727	133,677
FirstEnergy Corp.	1,383	70,063

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
NextEra Energy, Inc.	5,551	$515,577
NRG Energy, Inc.	566	82,715
PG&E Corp.	5,859	102,943
Pinnacle West Capital Corp.	318	32,038
PPL Corp.	1,968	75,178
Southern Co. (The)	2,935	283,286
Xcel Energy, Inc.	1,577	125,277

		2,492,339

Gas Utilities (0.0%)†
Atmos Energy Corp.	441	81,461

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	1,895	26,701
Vistra Corp.	849	127,630

		154,331

Multi-Utilities (0.2%)
Ameren Corp.	737	81,011
CenterPoint Energy, Inc.	1,737	74,969
CMS Energy Corp.	817	63,383
Consolidated Edison, Inc.	962	108,879
Dominion Energy, Inc.	2,276	140,702
DTE Energy Co.	554	81,006
NiSource, Inc.	1,273	59,398
Public Service Enterprise Group, Inc.	1,331	107,745
Sempra	1,740	169,076
WEC Energy Group, Inc.	868	100,488

		986,657

Water Utilities (0.0%)†
American Water Works Co., Inc.	519	70,631

Total Utilities		3,785,419

Total Common Stocks (35.2%) (Cost $85,024,356)		148,996,497

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (39.4%)
Communication Services (3.2%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.
4.500%, 5/15/35	$1,576,000	1,491,211
Comcast Corp.
4.950%, 5/15/32	156,000	157,181
4.250%, 1/15/33	391,000	377,564
5.300%, 5/15/35(x)	1,738,000	1,765,381
Sprint Capital Corp.
8.750%, 3/15/32	200,000	237,613
Verizon Communications, Inc.
2.355%, 3/15/32	550,000	478,626
4.500%, 8/10/33	409,000	396,785
6.400%, 9/15/33	298,000	322,940
5.250%, 4/2/35	986,000	984,769

		6,212,070

Entertainment (0.2%)
Netflix, Inc.
4.900%, 8/15/34	600,000	604,033
Walt Disney Co. (The)
6.400%, 12/15/35	374,000	414,882

		1,018,915

Interactive Media & Services (0.7%)
Alphabet, Inc.
4.500%, 5/15/35(x)	797,000	781,829
4.700%, 11/15/35	840,000	829,931
Meta Platforms, Inc.
3.850%, 8/15/32	500,000	476,900
4.950%, 5/15/33	153,000	153,793
4.875%, 11/15/35	844,000	825,003

		3,067,456

Media (0.2%)
Charter Communications Operating LLC
2.800%, 4/1/31	375,000	336,004
4.400%, 4/1/33	244,000	227,261
6.550%, 6/1/34	273,000	282,670
Paramount Global
4.200%, 5/19/32	271,000	231,822

		1,077,757

Wireless Telecommunication Services (0.6%)
T-Mobile USA, Inc.
5.050%, 7/15/33	1,181,000	1,185,904
5.000%, 2/15/36(x)	1,188,000	1,167,950

		2,353,854

Total Communication Services		13,730,052

Consumer Discretionary (1.9%)
Automobiles (0.3%)
Ford Motor Co.
3.250%, 2/12/32	469,000	407,734
General Motors Co.
5.600%, 10/15/32	805,000	823,645

		1,231,379

Broadline Retail (0.7%)
Amazon.com, Inc.
2.100%, 5/12/31	1,649,000	1,474,651
4.800%, 12/5/34	211,000	212,666
4.650%, 11/20/35	849,000	829,556
eBay, Inc.
2.600%, 5/10/31	420,000	378,691

		2,895,564

Hotels, Restaurants & Leisure (0.2%)
Marriott International, Inc.
5.300%, 5/15/34	379,000	381,932
McDonald’s Corp.
4.950%, 3/3/35	380,000	378,036
Starbucks Corp.
3.000%, 2/14/32(x)	253,000	229,899

		989,867

Specialty Retail (0.7%)
AutoZone, Inc.
5.400%, 7/15/34	302,000	306,335
Home Depot, Inc. (The)
4.850%, 6/25/31	355,000	362,615
3.250%, 4/15/32	270,000	251,602
4.500%, 9/15/32	152,000	151,635
4.950%, 6/25/34	606,000	609,201
Lowe’s Cos., Inc.
2.625%, 4/1/31	390,000	354,086
3.750%, 4/1/32	300,000	283,158
5.150%, 7/1/33	321,000	324,393
4.850%, 10/15/35	252,000	244,339

		2,887,364

Total Consumer Discretionary		8,004,174

Consumer Staples (2.5%)
Beverages (0.6%)
Coca-Cola Co. (The)
1.375%, 3/15/31	320,000	279,020
2.250%, 1/5/32	333,000	297,711
5.000%, 5/13/34	365,000	375,055

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Constellation Brands, Inc.
2.250%, 8/1/31	$250,000	$220,167
Diageo Capital plc
5.625%, 10/5/33	312,000	324,366
Keurig Dr Pepper, Inc.
2.250%, 3/15/31	200,000	176,625
PepsiCo, Inc.
3.900%, 7/18/32	400,000	387,948
4.800%, 7/17/34	371,000	372,738
5.000%, 7/23/35	172,000	173,631

		2,607,261

Consumer Staples Distribution & Retail (0.7%)
Dollar General Corp.
5.450%, 7/5/33	233,000	235,303
Kroger Co. (The)
5.000%, 9/15/34	671,000	661,489
Target Corp.
4.500%, 9/15/32(x)	500,000	502,339
Walmart, Inc.
1.800%, 9/22/31	1,322,000	1,171,050
5.250%, 9/1/35	395,000	410,478

		2,980,659

Food Products (0.3%)
General Mills, Inc.
5.250%, 1/30/35(x)	202,000	199,621
JBS NV
5.750%, 4/1/33	146,000	150,411
6.750%, 3/15/34	264,000	290,036
Mondelez International, Inc.
4.750%, 8/28/34	373,000	363,924
Pilgrim’s Pride Corp.
6.250%, 7/1/33(x)	179,000	187,372
Unilever Capital Corp.
5.900%, 11/15/32	100,000	108,155

		1,299,519

Household Products (0.3%)
Kimberly-Clark Corp.
2.000%, 11/2/31(x)	436,000	385,803
Procter & Gamble Co. (The)
2.300%, 2/1/32	204,000	184,490
4.050%, 1/26/33	341,000	335,021
4.550%, 10/24/34	441,000	440,709

		1,346,023

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The)
4.650%, 5/15/33	248,000	243,873
Haleon US Capital LLC
3.625%, 3/24/32	361,000	338,759

		582,632

Tobacco (0.5%)
Altria Group, Inc.
2.450%, 2/4/32	320,000	279,921
5.625%, 2/6/35	294,000	300,748
BAT Capital Corp.
7.750%, 10/19/32	174,000	199,464
Philip Morris International, Inc.
5.750%, 11/17/32	350,000	367,435
5.375%, 2/15/33	426,000	437,253
5.250%, 2/13/34	274,000	278,831

		1,863,652

Total Consumer Staples		10,679,746

Energy (2.8%)
Oil, Gas & Consumable Fuels (2.8%)
BP Capital Markets America, Inc.
2.721%, 1/12/32	420,000	379,292
4.812%, 2/13/33	552,000	554,685
5.227%, 11/17/34	145,000	147,736
Burlington Resources LLC
7.200%, 8/15/31	100,000	112,027
Chevron USA, Inc.
4.819%, 4/15/32	361,000	366,652
4.980%, 4/15/35	231,000	233,811
ConocoPhillips Co.
5.050%, 9/15/33	332,000	336,834
Devon Energy Corp.
7.875%, 9/30/31	165,000	189,236
Diamondback Energy, Inc.
6.250%, 3/15/33	224,000	239,021
Enbridge, Inc.
5.700%, 3/8/33	300,000	310,561
Energy Transfer LP
5.550%, 5/15/34	601,000	609,446
5.600%, 9/1/34	421,000	428,758
5.700%, 4/1/35	437,000	448,913
Enterprise Products Operating LLC
5.350%, 1/31/33	100,000	103,313
4.950%, 2/15/35	274,000	272,838
Series D
6.875%, 3/1/33	100,000	112,029
EQT Corp.
5.750%, 2/1/34	290,000	297,892
Hess Corp.
7.300%, 8/15/31	210,000	236,779
Kinder Morgan Energy Partners LP
7.300%, 8/15/33	287,000	324,826
5.800%, 3/15/35	365,000	378,685
Kinder Morgan, Inc.
7.750%, 1/15/32	100,000	114,458
5.200%, 6/1/33	200,000	202,790
5.400%, 2/1/34	272,000	277,949
MPLX LP
4.950%, 9/1/32	390,000	386,543
5.500%, 6/1/34	408,000	412,187
Occidental Petroleum Corp.
5.375%, 1/1/32(x)	1,192,000	1,209,519
ONEOK, Inc.
6.100%, 11/15/32	100,000	105,310
5.050%, 11/1/34	630,000	612,612
Phillips 66 Co.
5.300%, 6/30/33	384,000	390,292
Pioneer Natural Resources Co.
2.150%, 1/15/31	298,000	267,489
Shell Finance US, Inc.
4.125%, 5/11/35	406,000	384,540
Targa Resources Partners LP
4.000%, 1/15/32	200,000	189,642
TotalEnergies Capital SA
5.150%, 4/5/34	223,000	227,229
Valero Energy Corp.
2.800%, 12/1/31	200,000	180,880
7.500%, 4/15/32	50,000	56,381
Williams Cos., Inc. (The)
4.650%, 8/15/32	867,000	856,346

Total Energy		11,957,501

Financials (13.7%)
Banks (6.7%)
Banco Santander SA
6.921%, 8/8/33	400,000	430,231
Bank of America Corp.
(SOFR + 1.21%), 2.572%, 10/20/32(k)	404,000	359,400

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.83%), 4.571%, 4/27/33(k)	$1,000,000	$981,963
(SOFR + 2.16%), 5.015%, 7/22/33(k)	504,000	506,424
(SOFR + 1.91%), 5.288%, 4/25/34(k)	500,000	505,213
(SOFR + 1.84%), 5.872%, 9/15/34(k)	263,000	274,299
(SOFR + 1.31%), 5.511%, 1/24/36(k)	1,311,000	1,337,203
(SOFR + 1.64%), 5.464%, 5/9/36(k)	661,000	674,028
(SOFR + 1.13%), 5.045%, 2/6/37(k)	340,000	334,864
Bank of Nova Scotia (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.588%, 5/4/37(k)	399,000	381,591
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33(k)	600,000	669,589
(SOFR + 2.98%), 6.224%, 5/9/34(k)	200,000	209,737
(SOFR + 2.62%), 6.692%, 9/13/34(k)	252,000	271,281
(SOFR + 1.59%), 5.785%, 2/25/36(k)	200,000	201,837
Citibank NA
5.570%, 4/30/34	394,000	407,888
Citigroup, Inc.
(SOFR + 1.35%), 3.057%, 1/25/33(k)	250,000	225,606
(SOFR + 1.94%), 3.785%, 3/17/33(k)	700,000	656,196
(SOFR + 2.34%), 6.270%, 11/17/33(k)	300,000	321,047
(SOFR + 2.66%), 6.174%, 5/25/34(k)	250,000	257,928
(SOFR + 1.45%), 5.449%, 6/11/35(k)	300,000	304,159
(SOFR + 1.83%), 6.020%, 1/24/36(k)	770,000	784,813
HSBC Bank USA NA
5.875%, 11/1/34	250,000	259,292
HSBC Holdings plc
(SOFR + 1.19%), 2.804%, 5/24/32(k)	1,200,000	1,076,444
(SOFR + 2.87%), 5.402%, 8/11/33(k)	400,000	404,884
(SOFR + 2.39%), 6.254%, 3/9/34(k)	200,000	211,675
(SOFR + 3.02%), 7.399%, 11/13/34(k)	249,000	274,741
JPMorgan Chase & Co.
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32(k)	800,000	720,752
(SOFR + 1.26%), 2.963%, 1/25/33(k)	423,000	382,274
(SOFR + 1.80%), 4.586%, 4/26/33(k)	351,000	346,237
(SOFR + 2.08%), 4.912%, 7/25/33(k)	187,000	186,968
(SOFR + 1.85%), 5.350%, 6/1/34(k)	213,000	216,544
(SOFR + 1.81%), 6.254%, 10/23/34(k)	315,000	337,917
(SOFR + 1.62%), 5.336%, 1/23/35(k)	553,000	559,564
(SOFR + 1.49%), 5.766%, 4/22/35(k)	650,000	675,249
(SOFR + 1.46%), 5.294%, 7/22/35(k)	784,000	793,521
(SOFR + 1.19%), 4.810%, 10/22/36(k)	1,019,000	988,092
Keybank National Association
5.000%, 1/26/33	300,000	295,573
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 4.976%, 8/11/33(k)(x)	200,000	198,729
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.679%, 1/5/35(k)	261,000	268,073
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.133%, 7/20/33(k)	400,000	401,893
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.27%), 5.615%, 4/24/36(k)	434,000	442,963
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.748%, 7/6/34(k)	500,000	517,304
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.323%, 7/8/36(k)	200,000	200,185
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.778%, 3/1/35(k)	388,000	401,069
PNC Financial Services Group, Inc. (The)
(SOFR + 1.26%), 4.812%, 10/21/32(k)	301,000	298,465
(United States SOFR Compounded Index + 2.14%), 6.037%, 10/28/33(k)	200,000	211,339
(SOFR + 1.93%), 5.068%, 1/24/34(k)	300,000	299,972
(SOFR + 2.28%), 6.875%, 10/20/34(k)	367,000	404,991
(SOFR + 1.39%), 5.575%, 1/29/36(k)	291,000	296,850
Royal Bank of Canada
5.000%, 2/1/33	250,000	251,897
5.150%, 2/1/34(x)	425,000	433,504
Sumitomo Mitsui Financial Group, Inc.
5.424%, 7/9/31	414,000	424,267
5.766%, 1/13/33	200,000	208,017
Toronto-Dominion Bank (The)
3.200%, 3/10/32	372,000	341,665
Truist Financial Corp.
(SOFR + 2.24%), 4.916%, 7/28/33(k)	350,000	342,502
(SOFR + 2.36%), 5.867%, 6/8/34(k)	300,000	311,564
US Bancorp
(SOFR + 2.11%), 4.967%, 7/22/33(k)	350,000	345,619
(SOFR + 2.09%), 5.850%, 10/21/33(k)	150,000	157,615

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.60%), 4.839%, 2/1/34(k)	$200,000	$197,259
(SOFR + 2.26%), 5.836%, 6/12/34(k)	200,000	208,784
(SOFR + 1.86%), 5.678%, 1/23/35(k)	193,000	199,242
(SOFR + 1.41%), 5.424%, 2/12/36(k)	233,000	237,911
Wells Fargo & Co.
(SOFR + 2.10%), 4.897%, 7/25/33(k)	902,000	894,407
(SOFR + 1.99%), 5.557%, 7/25/34(k)	458,000	468,694
(SOFR + 2.06%), 6.491%, 10/23/34(k)	375,000	406,037
(SOFR + 1.78%), 5.499%, 1/23/35(k)	269,000	273,427
(SOFR + 1.74%), 5.605%, 4/23/36(k)	562,000	573,177
Westpac Banking Corp.
2.150%, 6/3/31	150,000	134,451

		28,176,896

Capital Markets (3.4%)
Bank of New York Mellon Corp. (The)
1.800%, 7/28/31	250,000	218,097
(SOFR + 1.23%), 5.060%, 7/22/32(k)	295,000	300,660
(United States SOFR Compounded Index + 2.07%), 5.834%, 10/25/33(k)(x)	200,000	211,925
Series J
(SOFR + 1.61%), 4.967%, 4/26/34(k)	200,000	199,969
BlackRock, Inc.
4.750%, 5/25/33	200,000	201,179
Blue Owl Finance LLC
3.125%, 6/10/31	467,000	401,745
4.375%, 2/15/32	606,000	537,853
Brookfield Capital Finance LLC
6.087%, 6/14/33	637,000	663,607
Charles Schwab Corp. (The)
(SOFR + 2.50%), 5.853%, 5/19/34(k)	406,000	426,055
(SOFR + 2.01%), 6.136%, 8/24/34(k)	381,000	405,101
(SOFR + 1.23%), 4.914%, 11/14/36(k)	596,000	577,235
Goldman Sachs Group, Inc. (The)
(SOFR + 1.28%), 2.615%, 4/22/32(k)	200,000	179,804
(SOFR + 1.25%), 2.383%, 7/21/32(k)	650,000	573,475
(SOFR + 1.26%), 2.650%, 10/21/32(k)	403,000	356,762
(SOFR + 1.41%), 3.102%, 2/24/33(k)	678,000	611,349
(SOFR + 1.55%), 5.330%, 7/23/35(k)	716,000	715,545
(SOFR + 1.42%), 5.016%, 10/23/35(k)	608,000	594,595
(SOFR + 1.19%), 5.065%, 1/21/37(k)	426,000	416,515
Intercontinental Exchange, Inc.
4.600%, 3/15/33	300,000	296,498
Jefferies Financial Group, Inc.
6.200%, 4/14/34	322,000	327,649
Morgan Stanley
(SOFR + 1.18%), 2.239%, 7/21/32(k)	1,599,000	1,399,615
(SOFR + 2.56%), 6.342%, 10/18/33(k)	500,000	533,369
(SOFR + 1.87%), 5.250%, 4/21/34(k)	250,000	250,368
(SOFR + 1.58%), 5.831%, 4/19/35(k)	1,816,000	1,881,361
Series I
(SOFR + 1.31%), 4.892%, 10/22/36(k)	236,000	227,087
Nasdaq, Inc.
5.550%, 2/15/34	383,000	393,755
Nomura Holdings, Inc.
2.999%, 1/22/32	200,000	179,817
5.783%, 7/3/34	365,000	374,251
S&P Global, Inc.
2.900%, 3/1/32	450,000	408,942
State Street Corp.
(SOFR + 1.05%), 4.675%, 10/22/32(k)	377,000	376,478
(SOFR + 1.73%), 4.164%, 8/4/33(k)	200,000	192,661

		14,433,322

Consumer Finance (2.3%)
AerCap Ireland Capital DAC
5.000%, 11/15/35	1,704,000	1,644,645
Ally Financial, Inc.
8.000%, 11/1/31	195,000	215,462
American Express Co.
(SOFR + 1.84%), 5.043%, 5/1/34(k)	165,000	165,222
(SOFR + 1.79%), 5.667%, 4/25/36(k)	959,000	988,236
(SOFR + 1.24%), 4.804%, 10/24/36(k)	1,028,000	992,910
American Honda Finance Corp.
5.200%, 3/5/35	263,000	257,862
Capital One Financial Corp.
(SOFR + 2.37%), 5.268%, 5/10/33(k)	754,000	751,810
(SOFR + 2.86%), 6.377%, 6/8/34(k)	200,000	210,193
(SOFR + 1.63%), 5.197%, 9/11/36(k)	236,000	227,974
(SOFR + 1.51%), 5.399%, 1/30/37(k)	377,000	369,714
Ford Motor Credit Co. LLC
7.122%, 11/7/33	545,000	571,814
5.869%, 10/31/35	787,000	757,637
General Motors Financial Co., Inc.
3.100%, 1/12/32	99,000	88,716
6.100%, 1/7/34	388,000	401,945
5.950%, 4/4/34	339,000	347,608
John Deere Capital Corp.
4.400%, 9/8/31	152,000	151,466
5.100%, 4/11/34	400,000	406,338
Series I
5.150%, 9/8/33	317,000	326,276
Toyota Motor Credit Corp.
4.800%, 1/5/34	416,000	412,808
5.350%, 1/9/35	437,000	446,505

		9,735,141

Financial Services (0.4%)
Fiserv, Inc.
5.450%, 3/15/34	429,000	426,013

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Mastercard, Inc.
2.000%, 11/18/31(x)	$443,000	$388,822
4.850%, 3/9/33	194,000	196,278
4.550%, 1/15/35	304,000	298,681
PayPal Holdings, Inc.
4.400%, 6/1/32	296,000	290,420

		1,600,214

Insurance (0.9%)
Aon Corp.
5.350%, 2/28/33	358,000	366,674
Athene Holding Ltd.
5.875%, 1/15/34	249,000	246,466
Berkshire Hathaway Finance Corp.
2.875%, 3/15/32	677,000	626,485
Chubb INA Holdings LLC
5.000%, 3/15/34	287,000	288,301
4.900%, 8/15/35	339,000	334,003
MetLife, Inc.
5.375%, 7/15/33	302,000	311,190
5.700%, 6/15/35	1,032,000	1,078,572
Progressive Corp. (The)
3.000%, 3/15/32	168,000	152,959
Prudential Financial, Inc.
5.750%, 7/15/33	208,000	220,291
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.000%, 9/1/52(k)	301,000	300,248

		3,925,189

Total Financials		57,870,762

Health Care (4.8%)
Biotechnology (0.9%)
AbbVie, Inc.
4.500%, 5/14/35	2,146,000	2,066,016
Amgen, Inc.
2.000%, 1/15/32	362,000	312,880
5.250%, 3/2/33	600,000	615,523
Gilead Sciences, Inc.
5.250%, 10/15/33	125,000	129,213
5.100%, 6/15/35	546,000	550,234

		3,673,866

Health Care Equipment & Supplies (0.4%)
Abbott Laboratories
4.650%, 3/15/36	431,000	421,465
Baxter International, Inc.
2.539%, 2/1/32	280,000	234,766
Becton Dickinson & Co.
5.110%, 2/8/34	354,000	355,567
GE HealthCare Technologies, Inc.
5.905%, 11/22/32	275,000	289,665
Medtronic, Inc.
4.375%, 3/15/35	598,000	578,033

		1,879,496

Health Care Providers & Services (1.7%)
Cardinal Health, Inc.
5.350%, 11/15/34	226,000	228,253
Centene Corp.
2.625%, 8/1/31	267,000	223,022
Cigna Group (The)
5.400%, 3/15/33	250,000	256,606
5.250%, 2/15/34	360,000	364,302
CVS Health Corp.
5.250%, 2/21/33	293,000	296,058
4.875%, 7/20/35	768,000	739,273
HCA, Inc.
3.625%, 3/15/32	300,000	278,631
5.600%, 4/1/34	436,000	444,280
5.750%, 3/1/35	480,000	493,214
Humana, Inc.
5.875%, 3/1/33	561,000	571,397
Laboratory Corp. of America Holdings
4.800%, 10/1/34	675,000	657,136
McKesson Corp.
5.250%, 5/30/35	317,000	321,933
Quest Diagnostics, Inc.
6.400%, 11/30/33	269,000	292,278
UnitedHealth Group, Inc.
2.300%, 5/15/31	375,000	335,263
4.200%, 5/15/32	665,000	646,665
5.350%, 2/15/33	250,000	256,520
4.500%, 4/15/33	125,000	121,986
4.625%, 7/15/35	692,000	667,920

		7,194,737

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc.
5.086%, 8/10/33	350,000	356,832

Pharmaceuticals (1.7%)
Astrazeneca Finance LLC
4.875%, 3/3/33	760,000	771,336
Bristol-Myers Squibb Co.
2.950%, 3/15/32	670,000	613,199
5.200%, 2/22/34	399,000	408,604
Eli Lilly & Co.
4.900%, 10/15/35	2,233,000	2,231,404
Johnson & Johnson
4.850%, 3/1/32	787,000	808,647
5.000%, 3/1/35(x)	156,000	160,470
Merck & Co., Inc.
2.150%, 12/10/31	520,000	460,171
4.500%, 5/17/33	323,000	321,563
Pfizer Investment Enterprises Pte. Ltd.
4.750%, 5/19/33	550,000	548,049
Pfizer, Inc.
1.750%, 8/18/31	378,000	328,951
Takeda Pharmaceutical Co. Ltd.
5.300%, 7/5/34	365,000	368,549

		7,020,943

Total Health Care		20,125,874

Industrials (1.9%)
Aerospace & Defense (0.7%)
Boeing Co. (The)
3.250%, 2/1/35	1,501,000	1,285,242
General Electric Co.
6.750%, 3/15/32	160,000	178,329
L3Harris Technologies, Inc.
5.400%, 7/31/33	329,000	337,128
Lockheed Martin Corp.
4.700%, 12/15/31	173,000	174,990
5.250%, 1/15/33	281,000	291,414
Northrop Grumman Corp.
4.700%, 3/15/33	300,000	299,566
RTX Corp.
1.900%, 9/1/31	100,000	86,994
5.150%, 2/27/33	541,000	551,283

		3,204,946

Air Freight & Logistics (0.1%)
FedEx Corp.
2.400%, 5/15/31	250,000	224,372
United Parcel Service, Inc.
5.250%, 5/14/35(x)	300,000	306,634

		531,006

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Commercial Services & Supplies (0.1%)
Waste Management, Inc.
4.150%, 4/15/32	$367,000	$359,500

Ground Transportation (0.4%)
Canadian Pacific Railway Co.
2.450%, 12/2/31	225,000	199,503
CSX Corp.
4.100%, 11/15/32	225,000	217,876
Norfolk Southern Corp.
3.000%, 3/15/32	280,000	254,795
Uber Technologies, Inc.
4.800%, 9/15/34	296,000	288,734
Union Pacific Corp.
2.375%, 5/20/31	220,000	199,022
2.800%, 2/14/32	400,000	362,875

		1,522,805

Industrial Conglomerates (0.2%)
3M Co.
5.150%, 3/15/35	500,000	503,185
Honeywell International, Inc.
1.750%, 9/1/31	447,000	385,684

		888,869

Machinery (0.4%)
Caterpillar, Inc.
5.200%, 5/15/35	226,000	231,173
Cummins, Inc.
5.150%, 2/20/34	257,000	260,929
5.300%, 5/9/35	232,000	235,951
Deere & Co.
5.450%, 1/16/35	449,000	464,961
Ingersoll Rand, Inc.
5.700%, 8/14/33	320,000	332,328

		1,525,342

Trading Companies & Distributors (0.0%)†
Air Lease Corp.
2.875%, 1/15/32	284,000	251,172

Total Industrials		8,283,640

Information Technology (3.6%)
Communications Equipment (0.3%)
Cisco Systems, Inc.
5.100%, 2/24/35	1,009,000	1,021,738
Motorola Solutions, Inc.
5.400%, 4/15/34	336,000	340,077

		1,361,815

IT Services (0.2%)
IBM International Capital Pte. Ltd.
4.900%, 2/5/34	595,000	586,628
International Business Machines Corp.
5.000%, 2/10/32	289,000	291,231

		877,859

Semiconductors & Semiconductor Equipment (1.4%)
Broadcom, Inc.
4.300%, 11/15/32	150,000	145,508
3.419%, 4/15/33	400,000	365,696
5.200%, 7/15/35	3,039,000	3,049,424
Intel Corp.
4.150%, 8/5/32	200,000	190,676
5.200%, 2/10/33	500,000	501,959
Micron Technology, Inc.
2.703%, 4/15/32	365,000	329,209
5.875%, 2/9/33	329,000	346,288
NVIDIA Corp.
2.000%, 6/15/31	430,000	384,428
NXP BV
2.650%, 2/15/32	267,000	235,738
QUALCOMM, Inc.
1.650%, 5/20/32	188,000	159,196
Texas Instruments, Inc.
4.900%, 3/14/33	198,000	200,908

		5,909,030

Software (1.0%)
Intuit, Inc.
5.200%, 9/15/33	329,000	334,621
Oracle Corp.
5.250%, 2/3/32	147,000	144,600
6.250%, 11/9/32	675,000	690,850
4.700%, 9/27/34	1,117,000	1,020,208
5.200%, 9/26/35	288,000	268,018
Roper Technologies, Inc.
1.750%, 2/15/31	200,000	172,407
Salesforce, Inc.
1.950%, 7/15/31	313,000	272,787
Synopsys, Inc.
5.150%, 4/1/35	411,000	410,737
VMware LLC
2.200%, 8/15/31	264,000	231,965
Workday, Inc.
3.800%, 4/1/32	422,000	391,414

		3,937,607

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc.
4.500%, 2/23/36(x)	1,518,000	1,511,421
Dell International LLC
4.750%, 10/6/32	381,000	375,279
5.400%, 4/15/34	328,000	330,936
5.500%, 4/1/35	226,000	227,955
Hewlett Packard Enterprise Co.
4.850%, 10/15/31	368,000	365,525
NetApp, Inc.
5.500%, 3/17/32	221,000	225,680

		3,036,796

Total Information Technology		15,123,107

Materials (0.4%)
Chemicals (0.2%)
Air Products and Chemicals, Inc.
4.800%, 3/3/33	657,000	660,025
Dow Chemical Co. (The)
4.250%, 10/1/34(x)	239,000	216,524

		876,549

Metals & Mining (0.2%)
ArcelorMittal SA
6.800%, 11/29/32(x)	317,000	349,962
BHP Billiton Finance USA Ltd.
5.250%, 9/8/33	329,000	335,532

		685,494

Total Materials		1,562,043

Real Estate (1.6%)
Diversified REITs (0.2%)
Equinix Europe 2 Financing Corp. LLC (REIT)
5.500%, 6/15/34	356,000	360,222
Simon Property Group LP (REIT)
2.200%, 2/1/31	412,000	368,857
VICI Properties LP (REIT)
5.125%, 5/15/32	279,000	274,527

		1,003,606

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)
3.375%, 8/15/31	200,000	184,285

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Welltower OP LLC (REIT)
2.800%, 6/1/31	$400,000	$365,600

		549,885

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts LP (REIT)
5.700%, 7/1/34	600,000	606,541

Industrial REITs (0.2%)
Prologis LP (REIT)
4.750%, 6/15/33	387,000	382,814
5.125%, 1/15/34	358,000	362,062

		744,876

Office REITs (0.2%)
Boston Properties LP (REIT)
2.550%, 4/1/32	485,000	415,152
6.500%, 1/15/34	267,000	279,451

		694,603

Retail REITs (0.1%)
Realty Income Corp. (REIT)
5.625%, 10/13/32	200,000	208,284

Specialized REITs (0.7%)
American Tower Corp. (REIT)
4.050%, 3/15/32	379,000	362,658
5.400%, 1/31/35	267,000	269,161
Crown Castle, Inc. (REIT)
2.100%, 4/1/31	260,000	226,238
5.800%, 3/1/34	198,000	202,559
Equinix, Inc. (REIT)
2.500%, 5/15/31	344,000	306,223
3.900%, 4/15/32	150,000	141,218
Extra Space Storage LP (REIT)
2.350%, 3/15/32	368,000	315,333
4.950%, 1/15/33	507,000	499,646
Public Storage Operating Co. (REIT)
5.100%, 8/1/33	230,000	234,390
Weyerhaeuser Co. (REIT)
7.375%, 3/15/32	206,000	229,212

		2,786,638

Total Real Estate		6,594,433

Utilities (3.0%)
Electric Utilities (2.2%)
American Electric Power Co., Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.950%, 12/15/54(k)	160,000	168,600
Appalachian Power Co.
Series AA
2.700%, 4/1/31	200,000	181,584
CenterPoint Energy Houston Electric LLC
5.150%, 3/1/34	260,000	262,997
DTE Electric Co.
5.200%, 3/1/34	271,000	276,965
5.250%, 5/15/35	441,000	446,306
Duke Energy Corp.
2.550%, 6/15/31	400,000	359,082
4.500%, 8/15/32	980,000	962,240
5.450%, 6/15/34	242,000	247,492
Duke Energy Ohio, Inc.
5.300%, 6/15/35	439,000	442,130
Entergy Corp.
2.400%, 6/15/31	784,000	695,523
Exelon Corp.
3.350%, 3/15/32	250,000	230,396
5.300%, 3/15/33	292,000	298,466
Georgia Power Co.
4.700%, 5/15/32	400,000	400,549
NextEra Energy Capital Holdings, Inc.
5.050%, 2/28/33	200,000	201,817
5.250%, 3/15/34	720,000	727,258
5.450%, 3/15/35	798,000	810,266
Pacific Gas and Electric Co.
5.700%, 3/1/35	556,000	562,863
6.000%, 8/15/35	243,000	250,759
PPL Electric Utilities Corp.
4.850%, 2/15/34	395,000	392,962
Public Service Electric & Gas Co.
1.900%, 8/15/31	150,000	131,286
Southern California Edison Co.
5.950%, 11/1/32	150,000	156,970
Southern Co. (The)
4.850%, 3/15/35	311,000	302,432
Series 2025
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.07%), 6.375%, 3/15/55(k)	498,000	509,205
Xcel Energy, Inc.
5.600%, 4/15/35	463,000	470,677

		9,488,825

Gas Utilities (0.1%)
CenterPoint Energy Resources Corp.
5.400%, 3/1/33	9,000	9,228
5.400%, 7/1/34	277,000	282,596

		291,824

Multi-Utilities (0.7%)
CMS Energy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.96%), 6.500%, 6/1/55(k)	314,000	317,533
Consolidated Edison Co. of New York, Inc.
2.400%, 6/15/31	390,000	351,459
Dominion Energy, Inc.
5.375%, 11/15/32	315,000	321,844
5.450%, 3/15/35	373,000	375,347
Series C
2.250%, 8/15/31	279,000	246,102
Series F
5.250%, 8/1/33	274,000	276,485
NiSource, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.53%), 6.375%, 3/31/55(k)	302,000	306,907
Public Service Enterprise Group, Inc.
2.450%, 11/15/31	100,000	88,706
5.450%, 4/1/34	358,000	363,407
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.400%, 10/1/54(k)	90,000	88,650

		2,736,440

Total Utilities		12,517,089

Total Corporate Bonds		166,448,421

Total Long-Term Debt Securities (39.4%) (Cost $166,314,912)		166,448,421

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $121)	119	$190

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (24.7%)
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	4,697,956	$4,697,956
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	97,576,760	97,586,517
State Street Institutional U.S. Government Money Market Fund, Premier Shares 3.60% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		104,284,473

Total Short-Term Investments (24.7%) (Cost $104,310,109)		104,284,473

Total Investments in Securities (99.3%) (Cost $355,649,498)		419,729,581
Other Assets Less Liabilities (0.7%)		2,819,881

Net Assets (100%)		$422,549,462

*	Non-income producing.

†	Percent shown is less than 0.05%.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2026.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)	At March 31, 2026, the Portfolio had loaned securities with a total value of $6,585,142. This was collateralized by cash of $6,697,956 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Glossary:

CME — Chicago Mercantile Exchange

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	459	6/2026	USD	66,580,245	(714,695)
Russell 2000 E-Mini Index	78	6/2026	USD	9,797,580	59,630
S&P 500 E-Mini Index	41	6/2026	USD	13,470,038	(237,585)
S&P Midcap 400 E-Mini Index	32	6/2026	USD	10,868,800	102,808

					(789,842)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$15,328,471	$—	$—	$15,328,471
Consumer Discretionary	14,698,552	—	—	14,698,552
Consumer Staples	7,830,083	—	—	7,830,083
Energy	5,978,931	—	—	5,978,931
Financials	18,749,723	—	—	18,749,723
Health Care	14,111,852	—	—	14,111,852
Industrials	13,442,828	—	—	13,442,828
Information Technology	49,038,337	—	—	49,038,337
Materials	3,120,093	—	—	3,120,093
Real Estate	2,912,208	—	—	2,912,208
Utilities	3,785,419	—	—	3,785,419
Corporate Bonds
Communication Services	—	13,730,052	—	13,730,052
Consumer Discretionary	—	8,004,174	—	8,004,174
Consumer Staples	—	10,679,746	—	10,679,746
Energy	—	11,957,501	—	11,957,501
Financials	—	57,870,762	—	57,870,762
Health Care	—	20,125,874	—	20,125,874
Industrials	—	8,283,640	—	8,283,640
Information Technology	—	15,123,107	—	15,123,107
Materials	—	1,562,043	—	1,562,043
Real Estate	—	6,594,433	—	6,594,433
Utilities	—	12,517,089	—	12,517,089
Futures	162,438	—	—	162,438
Rights
Health Care	—	190	—	190
Short-Term Investments
Investment Companies	104,284,473	—	—	104,284,473

Total Assets	$253,443,408	$166,448,611	$—	$419,892,019

Liabilities:
Futures	$(952,280)	$—	$—	$(952,280)

Total Liabilities	$(952,280)	$—	$—	$(952,280)

Total	$252,491,128	$166,448,611	$—	$418,939,739

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,354,571
Aggregate gross unrealized depreciation	(7,670,058)

Net unrealized appreciation	$63,684,513

Federal income tax cost of investments in securities and derivative instruments, if applicable	$355,255,226

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.6%)
Entertainment (2.3%)
Liberty Media Corp.-Liberty Formula One, Class A*	46,431	$3,625,333
Liberty Media Corp.-Liberty Formula One, Class C*	311,698	26,500,564

		30,125,897

Interactive Media & Services (0.3%)
Ziff Davis, Inc.*	106,944	4,487,370

Total Communication Services		34,613,267

Consumer Discretionary (8.5%)
Hotels, Restaurants & Leisure (4.5%)
Aramark	656,615	26,619,172
DoorDash, Inc., Class A*	183,006	27,478,351
Entain plc	772,777	5,835,374

		59,932,897

Specialty Retail (2.4%)
Burlington Stores, Inc.*	37,253	12,121,381
CarMax, Inc.*	224,265	9,324,939
Wayfair, Inc., Class A*	148,826	11,193,203

		32,639,523

Textiles, Apparel & Luxury Goods (1.6%)
Gildan Activewear, Inc.	383,930	21,365,705

Total Consumer Discretionary		113,938,125

Consumer Staples (0.5%)
Consumer Staples Distribution & Retail (0.5%)
Dollar Tree, Inc.*	62,894	6,887,522

Total Consumer Staples		6,887,522

Energy (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
ONEOK, Inc.	77,115	6,970,425

Total Energy		6,970,425

Financials (8.9%)
Capital Markets (4.2%)
Cboe Global Markets, Inc.	42,392	11,915,120
Charles Schwab Corp. (The)	89,706	8,430,570
LPL Financial Holdings, Inc.	119,986	36,095,388

		56,441,078

Financial Services (2.5%)
Jack Henry & Associates, Inc.	31,674	5,005,759
WEX, Inc.*	189,648	29,023,730

		34,029,489

Insurance (2.2%)
Intact Financial Corp.	58,227	10,551,263
W.R. Berkley Corp.	106,251	7,042,316
Willis Towers Watson plc	41,203	11,977,712

		29,571,291

Total Financials		120,041,858

Health Care (17.6%)
Biotechnology (4.6%)
Argenx SE (ADR)*	20,781	15,175,325
Ascendis Pharma A/S (ADR)*	31,826	7,279,561
Bridgebio Pharma, Inc.*	124,745	9,263,564
Madrigal Pharmaceuticals, Inc.*	15,377	8,049,398
Praxis Precision Medicines, Inc.*	19,142	6,167,361
Revolution Medicines, Inc.*	64,466	6,269,319
Vaxcyte, Inc.*	176,767	10,271,930

		62,476,458

Health Care Equipment & Supplies (8.2%)
Boston Scientific Corp.*	354,829	22,265,520
Cooper Cos., Inc. (The)*	107,000	7,650,500
Glaukos Corp.*	39,424	4,244,388
Globus Medical, Inc., Class A*	141,973	12,232,394
ICU Medical, Inc.*	92,292	11,919,512
Lantheus Holdings, Inc.*	73,737	5,592,951
Medline, Inc., Class A*	195,748	8,710,786
STERIS plc	65,457	14,474,506
Teleflex, Inc.	191,007	22,846,347

		109,936,904

Life Sciences Tools & Services (4.8%)
Illumina, Inc.*	82,583	10,179,180
Revvity, Inc.	369,006	32,328,616
Waters Corp.*	75,081	22,359,122

		64,866,918

Total Health Care		237,280,280

Industrials (27.3%)
Aerospace & Defense (0.7%)
StandardAero, Inc.*	380,099	9,817,957

Commercial Services & Supplies (6.3%)
Cimpress plc*	144,511	10,549,303
Clean Harbors, Inc.*	90,791	26,032,503
RB Global, Inc.	200,838	19,250,322
Rentokil Initial plc	1,118,709	6,955,721
Rentokil Initial plc (ADR)(x)	423,151	13,320,794
Veralto Corp.	97,091	8,584,786

		84,693,429

Construction & Engineering (2.6%)
API Group Corp.*	845,557	34,261,970

Electrical Equipment (1.7%)
Sensata Technologies Holding plc	665,369	23,434,296

Ground Transportation (5.4%)
Canadian Pacific Kansas City Ltd.	245,130	19,281,926
JB Hunt Transport Services, Inc.	186,309	39,478,877
TFI International, Inc.	122,118	13,265,678

		72,026,481

Machinery (1.8%)
Ingersoll Rand, Inc.	307,367	24,626,244

Passenger Airlines (1.6%)
Ryanair Holdings plc (ADR)	377,158	21,799,733

Professional Services (3.6%)
Broadridge Financial Solutions, Inc.	90,955	14,778,368
SS&C Technologies Holdings, Inc.	234,370	15,836,381
TransUnion	136,443	9,440,491
UL Solutions, Inc., Class A	92,966	7,968,116

		48,023,356

Trading Companies & Distributors (3.6%)
Ferguson Enterprises, Inc.	205,676	47,975,984

Total Industrials		366,659,450

Information Technology (19.7%)
Electronic Equipment, Instruments & Components (8.1%)
CDW Corp.	87,039	10,533,460
Flex Ltd.*	795,576	52,078,405
TE Connectivity plc	56,693	11,849,971
Teledyne Technologies, Inc.*	57,225	34,621,697

		109,083,533

Semiconductors & Semiconductor Equipment (5.6%)
KLA Corp.	12,515	18,427,211

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
NXP Semiconductors NV	129,425	$25,478,605
ON Semiconductor Corp.*	500,439	30,987,183

		74,892,999

Software (6.0%)
AppLovin Corp., Class A*	20,833	8,291,534
Constellation Software, Inc.	14,751	25,894,468
Descartes Systems Group, Inc. (The)*	84,814	6,069,290
Dynatrace, Inc.*	108,933	4,028,342
PTC, Inc.*	160,223	22,830,175
Topicus.com, Inc.*	68,116	4,501,894
Workday, Inc., Class A*	76,569	9,947,845

		81,563,548

Total Information Technology		265,540,080

Materials (2.0%)
Chemicals (2.0%)
Corteva, Inc.	315,075	26,374,928

Total Materials		26,374,928

Real Estate (2.3%)
Real Estate Management & Development (1.7%)
CoStar Group, Inc.*	347,548	14,020,086
FirstService Corp.	65,481	9,097,930

		23,118,016

Specialized REITs (0.6%)
Lamar Advertising Co. (REIT), Class A	57,389	7,268,891

Total Real Estate		30,386,907

Utilities (5.9%)
Electric Utilities (2.5%)
Alliant Energy Corp.	475,608	34,129,630

Multi-Utilities (3.4%)
Ameren Corp.	224,564	24,684,075
DTE Energy Co.	143,521	20,985,641

		45,669,716

Total Utilities		79,799,346

Total Common Stocks (95.8%) (Cost $975,595,861)		1,288,492,188

SHORT-TERM INVESTMENTS:
Investment Companies (2.3%)
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	105,528	105,528
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	29,479,437	29,482,385
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.57% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		30,587,913

Total Short-Term Investments (2.3%) (Cost $30,596,278)		30,587,913

Total Investments in Securities (98.1%) (Cost $1,006,192,139)		1,319,080,101
Other Assets Less Liabilities (1.9%)		25,486,718

Net Assets (100%)		$1,344,566,819

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $4,781,119. This was collateralized by $3,633,856 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.750%, maturing 4/15/26 – 11/15/55 and by cash of $1,105,528 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$34,613,267	$—	$—	$34,613,267
Consumer Discretionary	108,102,751	5,835,374	—	113,938,125
Consumer Staples	6,887,522	—	—	6,887,522
Energy	6,970,425	—	—	6,970,425
Financials	120,041,858	—	—	120,041,858
Health Care	237,280,280	—	—	237,280,280
Industrials	359,703,729	6,955,721	—	366,659,450
Information Technology	265,540,080	—	—	265,540,080
Materials	26,374,928	—	—	26,374,928
Real Estate	30,386,907	—	—	30,386,907
Utilities	79,799,346	—	—	79,799,346
Short-Term Investments
Investment Companies	30,587,913	—	—	30,587,913

Total Assets	$1,306,289,006	$12,791,095	$—	$1,319,080,101

Total Liabilities	$—	$—	$—	$—

Total	$1,306,289,006	$12,791,095	$—	$1,319,080,101

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$435,747,776
Aggregate gross unrealized depreciation	(123,245,492)

Net unrealized appreciation	$312,502,284

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,006,577,817

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (50.8%)
iShares Core S&P 500 ETF	202,366	$132,187,495
iShares Russell 2000 ETF	268,119	66,493,512
State Street SPDR Portfolio S&P 500 ETF	1,727,454	132,219,329
Vanguard S&P 500 ETF	236,975	141,604,411

Total Exchange Traded Funds (50.8%) (Cost $388,853,102)		472,504,747

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (35.3%)
U.S. Treasury Notes
4.125%, 1/31/27#	$10,087,000	10,118,915
4.500%, 4/15/27	1,332,000	1,342,215
0.500%, 4/30/27	555,000	535,894
2.750%, 4/30/27	1,458,000	1,442,338
3.750%, 4/30/27	2,016,000	2,015,633
2.375%, 5/15/27	1,837,000	1,807,955
4.500%, 5/15/27	1,303,000	1,312,558
0.500%, 5/31/27	1,204,000	1,158,825
2.625%, 5/31/27	1,161,000	1,145,347
3.875%, 5/31/27	2,267,000	2,268,708
4.625%, 6/15/27	1,751,000	1,767,313
0.500%, 6/30/27	868,000	833,119
3.250%, 6/30/27	1,650,000	1,638,318
3.750%, 6/30/27	1,767,000	1,765,739
4.375%, 7/15/27	1,491,000	1,501,119
0.375%, 7/31/27	1,331,000	1,271,418
2.750%, 7/31/27	961,000	947,459
3.875%, 7/31/27	2,263,000	2,264,033
2.250%, 8/15/27	1,043,000	1,020,968
3.750%, 8/15/27	1,282,000	1,280,506
0.500%, 8/31/27	1,390,000	1,326,334
3.125%, 8/31/27	1,561,000	1,545,603
3.625%, 8/31/27	1,610,000	1,605,323
3.375%, 9/15/27	1,439,000	1,429,619
0.375%, 9/30/27	1,458,000	1,384,957
3.500%, 9/30/27	1,768,000	1,759,442
4.125%, 9/30/27	1,339,000	1,344,547
3.875%, 10/15/27	1,438,000	1,438,958
0.500%, 10/31/27	1,424,000	1,351,462
3.500%, 10/31/27	2,275,000	2,262,960
4.125%, 10/31/27	1,524,000	1,530,370
2.250%, 11/15/27	926,000	902,955
4.125%, 11/15/27	1,717,000	1,724,512
0.625%, 11/30/27	1,741,000	1,651,370
3.375%, 11/30/27	1,766,000	1,752,960
3.875%, 11/30/27	1,290,000	1,290,640
4.000%, 12/15/27	1,972,000	1,977,427
0.625%, 12/31/27	1,914,000	1,810,768
3.375%, 12/31/27	1,765,000	1,751,515
3.875%, 12/31/27	1,314,000	1,314,784
4.250%, 1/15/28	1,329,000	1,338,391
0.750%, 1/31/28	1,390,000	1,314,602
3.500%, 1/31/28	3,009,000	2,991,746
2.750%, 2/15/28	2,023,000	1,983,957
4.250%, 2/15/28	1,440,000	1,451,073
1.125%, 2/29/28	2,096,000	1,992,449
3.375%, 2/29/28	1,711,000	1,697,455
4.000%, 2/29/28	1,034,000	1,037,323
3.875%, 3/15/28	1,717,000	1,718,864
1.250%, 3/31/28	1,680,000	1,597,396
3.625%, 3/31/28	1,031,000	1,027,173
3.875%, 3/31/28	1,000,000	1,001,406
3.750%, 4/15/28	1,961,000	1,958,300
1.250%, 4/30/28	1,534,000	1,455,650
3.500%, 4/30/28	1,509,000	1,499,397
2.875%, 5/15/28	2,094,000	2,053,968
3.750%, 5/15/28	1,962,000	1,959,526
1.250%, 5/31/28	2,022,000	1,914,790
3.625%, 5/31/28	1,496,000	1,489,997
3.875%, 6/15/28	1,962,000	1,964,808
1.250%, 6/30/28	1,703,000	1,609,455
4.000%, 6/30/28	1,032,000	1,036,256
3.875%, 7/15/28	1,975,000	1,977,361
1.000%, 7/31/28	2,038,000	1,910,940
4.125%, 7/31/28	1,536,000	1,546,394
2.875%, 8/15/28	1,578,000	1,544,387
3.625%, 8/15/28	1,448,000	1,441,810
1.125%, 8/31/28	1,785,000	1,674,631
4.375%, 8/31/28	1,114,000	1,127,788
3.375%, 9/15/28	1,444,000	1,428,997
1.250%, 9/30/28	1,501,000	1,409,530
4.625%, 9/30/28	1,705,000	1,737,364
3.500%, 10/15/28	1,444,000	1,432,773
1.375%, 10/31/28	1,406,000	1,321,968
4.875%, 10/31/28	1,163,000	1,192,541
3.125%, 11/15/28	1,772,000	1,740,966
3.500%, 11/15/28	1,965,000	1,949,028
1.500%, 11/30/28	1,717,000	1,616,678
4.375%, 11/30/28	1,865,000	1,890,617
3.500%, 12/15/28	1,443,000	1,431,044
1.375%, 12/31/28	1,900,000	1,779,340
3.750%, 12/31/28	1,889,000	1,885,007
3.500%, 1/15/29	1,393,000	1,381,102
1.750%, 1/31/29	1,594,000	1,505,639
4.000%, 1/31/29	1,771,000	1,778,810
2.625%, 2/15/29	1,476,000	1,427,832
3.500%, 2/15/29	1,385,000	1,372,843
1.875%, 2/28/29	1,508,000	1,427,312
4.250%, 2/28/29	1,870,000	1,891,350
3.500%, 3/15/29	1,300,000	1,288,422
2.375%, 3/31/29	1,719,000	1,648,318
4.125%, 3/31/29	886,000	893,338
2.875%, 4/30/29	1,034,000	1,005,066
4.625%, 4/30/29	1,450,000	1,482,654
2.375%, 5/15/29	1,055,000	1,009,874
2.750%, 5/31/29	1,489,000	1,440,697
4.500%, 5/31/29	1,655,000	1,686,939
3.250%, 6/30/29	1,429,000	1,403,055
4.250%, 6/30/29	1,769,000	1,790,754
2.625%, 7/31/29	862,000	828,936
4.000%, 7/31/29	1,859,000	1,867,569
1.625%, 8/15/29	1,644,000	1,529,814
3.125%, 8/31/29	699,000	682,568
3.625%, 8/31/29	2,383,000	2,364,846
3.500%, 9/30/29	2,382,000	2,353,896
3.875%, 9/30/29	693,000	693,108
4.000%, 10/31/29	1,091,000	1,095,333
4.125%, 10/31/29	1,767,000	1,781,556
1.750%, 11/15/29	1,259,000	1,170,082
3.875%, 11/30/29	657,000	656,868
4.125%, 11/30/29	2,046,000	2,063,089
3.875%, 12/31/29	1,085,000	1,084,413
4.375%, 12/31/29	1,664,000	1,692,325
3.500%, 1/31/30	1,092,000	1,076,770
4.250%, 1/31/30	2,044,000	2,069,768
1.500%, 2/15/30	1,423,000	1,302,056
4.000%, 2/28/30	2,647,000	2,656,912
3.625%, 3/31/30	1,288,000	1,274,847

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 3/31/30	$2,304,000	$2,312,517
3.500%, 4/30/30	881,000	867,700
3.875%, 4/30/30	1,763,000	1,761,421
0.625%, 5/15/30	2,628,000	2,301,956
3.750%, 5/31/30	1,292,000	1,284,273
4.000%, 5/31/30	2,301,000	2,309,250
3.750%, 6/30/30	1,288,000	1,279,651
3.875%, 6/30/30	1,797,000	1,794,369
3.875%, 7/31/30	1,802,000	1,799,287
4.000%, 7/31/30	1,083,000	1,086,497
0.625%, 8/15/30	3,001,000	2,606,063
3.625%, 8/31/30	2,310,000	2,281,887
4.125%, 8/31/30	1,348,000	1,358,525
3.625%, 9/30/30	1,797,000	1,775,008
4.625%, 9/30/30	732,000	752,756
3.625%, 10/31/30	1,796,000	1,773,085
4.875%, 10/31/30	1,359,000	1,411,985
0.875%, 11/15/30	3,127,000	2,725,448
3.500%, 11/30/30	1,794,000	1,761,264
4.375%, 11/30/30	794,000	808,377
3.625%, 12/31/30	1,794,000	1,770,026
3.750%, 12/31/30	1,227,000	1,216,555
3.750%, 1/31/31	2,095,000	2,077,305
4.000%, 1/31/31	1,254,000	1,256,657
1.125%, 2/15/31	3,241,000	2,840,988
3.500%, 2/28/31	1,740,000	1,706,301
4.250%, 2/28/31	800,000	810,451
3.875%, 3/31/31	1,650,000	1,644,715
4.125%, 3/31/31	882,000	888,333
4.625%, 4/30/31	1,550,000	1,596,074
1.625%, 5/15/31	2,984,000	2,661,567
4.625%, 5/31/31	929,000	956,597
4.250%, 6/30/31	933,000	944,997
4.125%, 7/31/31	1,569,000	1,579,354
1.250%, 8/15/31	3,584,000	3,111,049
3.750%, 8/31/31	1,578,000	1,558,826
3.625%, 9/30/31	1,467,000	1,439,602
4.125%, 10/31/31	1,339,000	1,346,523
1.375%, 11/15/31	3,187,000	2,764,567
4.125%, 11/30/31	1,338,000	1,345,096
4.500%, 12/31/31	931,000	953,428
4.375%, 1/31/32	1,338,000	1,361,241
1.875%, 2/15/32	2,598,000	2,304,156
4.125%, 2/29/32	1,567,000	1,573,406
4.125%, 3/31/32	1,568,000	1,573,918
4.000%, 4/30/32	1,336,000	1,331,408
2.875%, 5/15/32	2,705,000	2,530,556
4.125%, 5/31/32	1,564,000	1,568,521
4.000%, 6/30/32	1,033,000	1,028,824
4.000%, 7/31/32	1,571,000	1,563,687
2.750%, 8/15/32	2,640,000	2,442,206
3.875%, 8/31/32	923,000	911,914
3.875%, 9/30/32	1,033,000	1,020,041
3.750%, 10/31/32	1,030,000	1,009,045
4.125%, 11/15/32	3,125,000	3,127,153
3.750%, 11/30/32	1,029,000	1,007,509
3.875%, 12/31/32	1,571,000	1,548,934
4.000%, 1/31/33	975,000	968,054
3.500%, 2/15/33	3,137,000	3,019,310
3.750%, 2/28/33	920,000	899,512
4.250%, 3/31/33	900,000	906,609
3.375%, 5/15/33	2,469,000	2,352,738
3.875%, 8/15/33	3,384,000	3,323,194
4.500%, 11/15/33	2,921,000	2,982,615
4.000%, 2/15/34	3,566,000	3,519,196
4.375%, 5/15/34	3,713,000	3,754,380
3.875%, 8/15/34	3,727,000	3,633,825
4.250%, 11/15/34	3,560,000	3,560,556
4.625%, 2/15/35	3,709,000	3,808,100
4.250%, 5/15/35	3,720,000	3,713,258
4.250%, 8/15/35	3,081,000	3,072,342
4.000%, 11/15/35	3,240,000	3,162,544
4.125%, 2/15/36	1,912,000	1,883,320

Total U.S. Treasury Obligations		328,389,195

Total Long-Term Debt Securities (35.3%) (Cost $329,467,779)		328,389,195

Total Investments in Securities (86.1%) (Cost $718,320,881)		800,893,942
Other Assets Less Liabilities (13.9%)		129,699,269

Net Assets (100%)		$930,593,211

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $9,675,517.

Glossary:

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,026	6/2026	EUR	65,165,320	(2,629,774)
FTSE 100 Index	200	6/2026	GBP	26,998,793	(606,672)
TOPIX Index	196	6/2026	JPY	43,274,251	(1,622,886)

					(4,859,332)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$472,504,747	$—	$—	$472,504,747
U.S. Treasury Obligations	—	328,389,195	—	328,389,195

Total Assets	$472,504,747	$328,389,195	$—	$800,893,942

Liabilities:
Futures	$(4,859,332)	$—	$—	$(4,859,332)

Total Liabilities	$(4,859,332)	$—	$—	$(4,859,332)

Total	$467,645,415	$328,389,195	$—	$796,034,610

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$82,293,870
Aggregate gross unrealized depreciation	(5,945,889)

Net unrealized appreciation	$76,347,981

Federal income tax cost of investments in securities and derivative instruments, if applicable	$719,686,629

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (11.0%)
Entertainment (0.0%)†
Netflix, Inc.*	3,473	$333,929
ROBLOX Corp., Class A*	3,980	225,109

		559,038

Interactive Media & Services (11.0%)
Alphabet, Inc., Class C	739,944	212,260,336
Meta Platforms, Inc., Class A	139,039	79,548,383

		291,808,719

Total Communication Services		292,367,757

Consumer Discretionary (8.2%)
Automobiles (3.3%)
Tesla, Inc.*	239,803	89,146,765

Broadline Retail (2.9%)
Alibaba Group Holding Ltd. (ADR)	185,460	23,267,812
Amazon.com, Inc.*	249,114	51,882,973
MercadoLibre, Inc.*	1,412	2,441,376
Sea Ltd. (ADR)*	2,515	208,267

		77,800,428

Hotels, Restaurants & Leisure (1.3%)
Booking Holdings, Inc.	1,571	6,614,413
DoorDash, Inc., Class A*	4,909	737,086
McDonald’s Corp.	91,148	28,327,887

		35,679,386

Household Durables (0.3%)
DR Horton, Inc.	55,268	7,583,875

Specialty Retail (0.4%)
AutoZone, Inc.*	1,009	3,408,180
Carvana Co.*	8,847	2,781,320
Wayfair, Inc., Class A*	40,189	3,022,615

		9,212,115

Total Consumer Discretionary		219,422,569

Consumer Staples (6.7%)
Beverages (2.1%)
Coca-Cola Co. (The)	478,830	36,415,022
Monster Beverage Corp.*	297,735	21,573,878

		57,988,900

Consumer Staples Distribution & Retail (2.3%)
Dollar General Corp.	74,751	8,875,186
Walmart, Inc.	419,113	52,087,364

		60,962,550

Household Products (0.7%)
Procter & Gamble Co. (The)	126,555	18,279,604

Tobacco (1.6%)
Philip Morris International, Inc.	259,354	42,881,590

Total Consumer Staples		180,112,644

Energy (1.6%)
Oil, Gas & Consumable Fuels (1.6%)
Cheniere Energy, Inc.	9,560	2,712,745
Exxon Mobil Corp.	233,380	39,595,251

Total Energy		42,307,996

Financials (6.8%)
Capital Markets (3.3%)
Charles Schwab Corp. (The)	318,248	29,908,947
Goldman Sachs Group, Inc. (The)	61,173	51,751,746
Intercontinental Exchange, Inc.	39,301	6,181,261
Robinhood Markets, Inc., Class A*	23,791	1,648,717

		89,490,671

Financial Services (3.5%)
Berkshire Hathaway, Inc., Class B*	64,532	30,923,735
Mastercard, Inc., Class A	119,870	59,894,244
Visa, Inc., Class A	5,259	1,589,480

		92,407,459

Total Financials		181,898,130

Health Care (14.5%)
Biotechnology (6.6%)
AbbVie, Inc.	93,095	20,247,232
Alnylam Pharmaceuticals, Inc.*	50,476	16,700,994
Amgen, Inc.	64,690	22,761,176
Gilead Sciences, Inc.	306,345	42,695,303
Insmed, Inc.*	263,559	43,097,168
Natera, Inc.*	150,778	30,154,092

		175,655,965

Health Care Equipment & Supplies (0.9%)
Abbott Laboratories	215,104	22,084,728
Intuitive Surgical, Inc.*	6,515	3,003,350

		25,088,078

Health Care Providers & Services (1.0%)
Hims & Hers Health, Inc.*	48,983	1,016,887
McKesson Corp.	29,048	25,136,977

		26,153,864

Pharmaceuticals (6.0%)
Bristol-Myers Squibb Co.	216,865	13,152,862
Eli Lilly & Co.	60,401	55,555,028
Johnson & Johnson	235,375	57,535,065
Merck & Co., Inc.	269,936	32,470,601

		158,713,556

Total Health Care		385,611,463

Industrials (8.9%)
Aerospace & Defense (2.9%)
GE Aerospace	128,196	36,378,179
Rocket Lab Corp.*	107,443	6,899,989
RTX Corp.	173,972	33,559,199

		76,837,367

Building Products (0.2%)
Trane Technologies plc	13,572	5,655,995

Construction & Engineering (0.8%)
Quanta Services, Inc.	36,891	20,253,897

Electrical Equipment (2.2%)
GE Vernova, Inc.	67,858	59,233,248

Ground Transportation (0.8%)
Uber Technologies, Inc.*	21,997	1,582,244
Union Pacific Corp.	74,419	18,055,538

		19,637,782

Industrial Conglomerates (1.3%)
3M Co.	244,493	35,507,719

Machinery (0.7%)
Deere & Co.	34,170	19,247,961

Total Industrials		236,373,969

Information Technology (36.8%)
Communications Equipment (1.8%)
Ciena Corp.*	82,467	32,016,163
Lumentum Holdings, Inc.*	21,018	14,770,610

		46,786,773

Electronic Equipment, Instruments & Components (1.3%)
Amphenol Corp., Class A	177,441	22,419,670

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Celestica, Inc.*	41,856	$11,789,998

		34,209,668

IT Services (1.8%)
Cloudflare, Inc., Class A*	1,605	331,176
International Business Machines Corp.	144,258	34,966,697
Shopify, Inc., Class A*	20,426	2,422,932
Snowflake, Inc., Class A*	33,864	5,107,368
Twilio, Inc., Class A*	50,166	6,311,886

		49,140,059

Semiconductors & Semiconductor Equipment (17.1%)
Advanced Micro Devices, Inc.*	112,843	22,955,651
Analog Devices, Inc.	45,984	14,629,350
Broadcom, Inc.	242,276	74,986,845
Lam Research Corp.	93,049	19,880,849
NVIDIA Corp.	1,495,499	260,815,026
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	105,142	35,532,739
Texas Instruments, Inc.	142,351	27,636,023

		456,436,483

Software (5.2%)
AppLovin Corp., Class A*	4,522	1,799,756
Crowdstrike Holdings, Inc., Class A*	6,214	2,426,008
Intuit, Inc.	12,838	5,550,894
Microsoft Corp.	320,306	118,567,672
Oracle Corp.	22,575	3,321,008
Palantir Technologies, Inc., Class A*	20,414	2,986,160
ServiceNow, Inc.*	44,322	4,633,865

		139,285,363

Technology Hardware, Storage & Peripherals (9.6%)
Apple, Inc.	914,149	232,001,875
Western Digital Corp.	91,273	24,688,434

		256,690,309

Total Information Technology		982,548,655

Materials (0.4%)
Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	169,374	9,955,804

Total Materials		9,955,804

Utilities (0.3%)
Independent Power and Renewable Electricity Producers (0.3%)
Vistra Corp.	50,370	7,572,122

Total Utilities		7,572,122

Total Investments in Securities (95.2%) (Cost $1,578,872,379)		2,538,171,109
Other Assets Less Liabilities (4.8%)		127,922,071

Net Assets (100%)		$2,666,093,180

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

Glossary:

ADR —  American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$292,367,757	$—	$—	$292,367,757
Consumer Discretionary	219,422,569	—	—	219,422,569
Consumer Staples	180,112,644	—	—	180,112,644
Energy	42,307,996	—	—	42,307,996
Financials	181,898,130	—	—	181,898,130
Health Care	385,611,463	—	—	385,611,463
Industrials	236,373,969	—	—	236,373,969
Information Technology	982,548,655	—	—	982,548,655
Materials	9,955,804	—	—	9,955,804
Utilities	7,572,122	—	—	7,572,122

Total Assets	$2,538,171,109	$—	$—	$2,538,171,109

Total Liabilities	$—	$—	$—	$—

Total	$2,538,171,109	$—	$—	$2,538,171,109

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,005,859,801
Aggregate gross unrealized depreciation	(52,774,491)

Net unrealized appreciation	$953,085,310

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,585,085,799

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (50.5%)
JPMorgan Equity Premium Income ETF(x)	1,909,027	$108,203,650
JPMorgan Nasdaq Equity Premium Income ETF(x)	1,290,003	71,620,967

Total Exchange Traded Funds (50.5%) (Cost $185,212,492)		179,824,617

INVESTMENT COMPANIES:
Investment Companies (49.4%)
Alternatives (49.4%)
JPMorgan Hedged Equity 2 Fund, Class R6	3,041,015	58,600,363
JPMorgan Hedged Equity 3 Fund, Class R6	2,907,651	59,287,004
JPMorgan Hedged Equity Fund , Class R6	1,716,655	57,782,618

Total Investment Companies (49.4%) (Cost $180,238,144)		175,669,985

SHORT-TERM INVESTMENTS:
Investment Companies (8.9%)
Allspring Government Money Market Fund, Select Shares 3.60% (7 day yield) (xx)	10,000,000	10,000,000
BlackRock Liquidity FedFund, Institutional Shares 3.55% (7 day yield) (xx)	1,000,000	1,000,000
Goldman Sachs Financial Square Funds - Government Fund 3.56% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	18,850,900	18,850,900
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.57% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		31,850,900

Total Short-Term Investments (8.9%) (Cost $31,850,900)		31,850,900

Total Investments in Securities (108.8%) (Cost $397,301,536)		387,345,502
Other Assets Less Liabilities (-8.8%)		(31,269,269)

Net Assets (100%)		$356,076,233

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $40,660,371. This was collateralized by $8,625,248 of various U.S. Government Treasury Securities, ranging from 0.625% – 4.875%, maturing 4/30/27 – 2/15/55 and by cash of $31,850,900 which was subsequently invested in investment companies.

“J.P. Morgan” and “JPMorgan” are registered trademarks of J.P.Morgan Chase Bank, NA (“JPMC”) and have been licensed for use by Equitable Investment Management Group, LLC. EQ/ JPMorgan Hedged Equity and Premium Income Portfolio is not sponsored, endorsed, or promoted by JPMC and JPMC makes no representation regarding the advisability of investing in EQ/ JPMorgan Hedged Equity and Premium Income Portfolio.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$179,824,617	$—	$—	$179,824,617
Investment Companies	175,669,985	—	—	175,669,985
Short-Term Investments
Investment Companies	31,850,900	—	—	31,850,900

Total Assets	$387,345,502	$—	$—	$387,345,502

Total Liabilities	$—	$—	$—	$—

Total	$387,345,502	$—	$—	$387,345,502

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(9,956,990)

Net unrealized depreciation	$(9,956,990)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$397,302,492

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.8%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	744,490	$21,582,765

Entertainment (1.6%)
Walt Disney Co. (The)	132,972	12,815,841
Warner Bros Discovery, Inc.*	229,740	6,308,661

		19,124,502

Interactive Media & Services (5.2%)
Alphabet, Inc., Class C	110,778	31,777,777
Meta Platforms, Inc., Class A	56,518	32,335,643

		64,113,420

Media (2.2%)
Charter Communications, Inc., Class A*	56,164	12,124,684
Fox Corp., Class A	254,872	14,884,525

		27,009,209

Total Communication Services		131,829,896

Consumer Discretionary (2.2%)
Hotels, Restaurants & Leisure (0.6%)
Carnival Corp.	48,741	1,261,417
Yum! Brands, Inc.	38,717	6,019,719

		7,281,136

Specialty Retail (0.7%)
Gap, Inc. (The)	356,955	8,638,311

Textiles, Apparel & Luxury Goods (0.9%)
Kontoor Brands, Inc.	159,953	11,243,097

Total Consumer Discretionary		27,162,544

Consumer Staples (6.3%)
Consumer Staples Distribution & Retail (2.5%)
BJ’s Wholesale Club Holdings, Inc.*	128,279	12,625,219
Performance Food Group Co.*	205,262	17,582,743

		30,207,962

Food Products (1.7%)
Mondelez International, Inc., Class A	357,948	20,632,123

Household Products (0.7%)
Procter & Gamble Co. (The)	58,749	8,485,706

Tobacco (1.4%)
Philip Morris International, Inc.	108,139	17,879,702

Total Consumer Staples		77,205,493

Energy (6.9%)
Energy Equipment & Services (0.6%)
Baker Hughes Co.	118,497	7,234,242

Oil, Gas & Consumable Fuels (6.3%)
Chevron Corp.	69,034	14,283,135
Diamondback Energy, Inc.	52,156	10,315,935
EOG Resources, Inc.	103,319	14,936,828
EQT Corp.	258,479	16,449,604
Exxon Mobil Corp.	43,543	7,387,505
Valero Energy Corp.	53,865	13,308,964

		76,681,971

Total Energy		83,916,213

Financials (21.2%)
Banks (9.5%)
Bank of America Corp.	572,177	27,893,629
Citigroup, Inc.	23,417	2,655,722
Fifth Third Bancorp	537,355	24,965,513
Huntington Bancshares, Inc.	526,961	8,246,940
US Bancorp	412,648	21,461,823
Wells Fargo & Co.	391,045	31,131,092

		116,354,719

Capital Markets (2.2%)
Charles Schwab Corp. (The)	195,835	18,404,573
Intercontinental Exchange, Inc.	52,200	8,210,016

		26,614,589

Financial Services (7.3%)
Berkshire Hathaway, Inc., Class B*	109,169	52,313,785
Corpay, Inc.*	14,982	4,359,612
Fidelity National Information Services, Inc.	430,577	20,198,367
Toast, Inc., Class A*	446,344	11,832,579

		88,704,343

Insurance (2.2%)
Arthur J Gallagher & Co.	58,396	12,647,406
Marsh & McLennan Cos., Inc.	80,961	14,042,685

		26,690,091

Total Financials		258,363,742

Health Care (14.5%)
Biotechnology (4.4%)
AbbVie, Inc.	60,086	13,068,104
Biogen, Inc.*	44,568	8,170,651
Ionis Pharmaceuticals, Inc.*	41,234	3,096,261
Regeneron Pharmaceuticals, Inc.	20,232	15,632,053
Vertex Pharmaceuticals, Inc.*	32,136	14,350,009

		54,317,078

Health Care Equipment & Supplies (2.6%)
GE HealthCare Technologies, Inc.	297,235	21,157,187
Medtronic plc	125,939	10,912,615

		32,069,802

Health Care Providers & Services (3.6%)
Elevance Health, Inc.	9,185	2,688,909
Humana, Inc.	14,160	2,455,202
Labcorp Holdings, Inc.	57,986	15,471,245
Quest Diagnostics, Inc.	38,489	7,543,074
UnitedHealth Group, Inc.	56,783	15,364,912

		43,523,342

Life Sciences Tools & Services (0.4%)
IQVIA Holdings, Inc.*	29,465	5,024,961

Pharmaceuticals (3.5%)
Bristol-Myers Squibb Co.	250,202	15,174,751
Johnson & Johnson	85,770	20,965,619
Zoetis, Inc.	50,760	6,000,340

		42,140,710

Total Health Care		177,075,893

Industrials (11.6%)
Aerospace & Defense (1.4%)
RTX Corp.	73,609	14,199,176
Textron, Inc.	38,040	3,330,782

		17,529,958

Electrical Equipment (2.0%)
Eaton Corp. plc	18,431	6,592,216
Emerson Electric Co.	136,570	17,893,401

		24,485,617

Ground Transportation (2.5%)
Norfolk Southern Corp.	21,584	6,194,608
Ryder System, Inc.	96,482	19,750,830
Saia, Inc.*	14,803	5,199,998

		31,145,436

Machinery (3.2%)
Dover Corp.	37,762	7,871,489

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Flowserve Corp.	178,027	$13,086,765
Gates Industrial Corp. plc*	786,807	17,789,706

		38,747,960

Passenger Airlines (0.4%)
Southwest Airlines Co.	130,516	4,903,486

Professional Services (0.6%)
Booz Allen Hamilton Holding Corp.	91,265	7,121,408

Trading Companies & Distributors (1.5%)
AerCap Holdings NV	111,253	15,261,687
EquipmentShare.com, Inc., Class A*	146,463	2,983,451

		18,245,138

Total Industrials		142,179,003

Information Technology (11.3%)
Electronic Equipment, Instruments & Components (1.8%)
Corning, Inc.	98,642	13,412,353
TD SYNNEX Corp.	52,351	8,832,137

		22,244,490

IT Services (0.8%)
Accenture plc, Class A	50,164	9,947,020

Semiconductors & Semiconductor Equipment (2.5%)
Micron Technology, Inc.	16,773	5,666,590
NXP Semiconductors NV	101,806	20,041,529
Skyworks Solutions, Inc.	32,971	1,765,597
Universal Display Corp.	23,877	2,188,566

		29,662,282

Software (3.7%)
HubSpot, Inc.*	57,111	13,940,795
Roper Technologies, Inc.	48,065	17,008,281
ServiceNow, Inc.*	136,995	14,322,827

		45,271,903

Technology Hardware, Storage & Peripherals (2.5%)
Hewlett Packard Enterprise Co.	659,966	15,713,791
Western Digital Corp.	55,121	14,909,679

		30,623,470

Total Information Technology		137,749,165

Materials (5.4%)
Chemicals (3.7%)
Albemarle Corp.	89,903	16,140,286
Celanese Corp.	137,266	9,027,985
Chemours Co. (The)	316,515	6,972,825
LyondellBasell Industries NV, Class A	85,463	6,884,899
PPG Industries, Inc.	58,352	6,236,662

		45,262,657

Construction Materials (0.9%)
Amrize Ltd.*	80,618	4,516,221
James Hardie Industries plc (ADR)*	305,613	5,788,310

		10,304,531

Containers & Packaging (0.5%)
Ball Corp.	112,056	6,623,630

Metals & Mining (0.3%)
Wheaton Precious Metals Corp.	25,538	3,345,733

Total Materials		65,536,551

Real Estate (2.8%)
Health Care REITs (0.7%)
Healthpeak Properties, Inc. (REIT)	545,178	8,957,275

Residential REITs (2.1%)
AvalonBay Communities, Inc. (REIT)	75,614	12,351,547
Mid-America Apartment Communities, Inc. (REIT)	82,289	10,049,132
UDR, Inc. (REIT)	86,433	2,919,707

		25,320,386

Total Real Estate		34,277,661

Utilities (5.1%)
Electric Utilities (2.9%)
NextEra Energy, Inc.	164,831	15,309,503
Southern Co. (The)	202,539	19,549,065

		34,858,568

Multi-Utilities (1.2%)
Dominion Energy, Inc.	246,720	15,252,230

Water Utilities (1.0%)
American Water Works Co., Inc.	92,409	12,575,941

Total Utilities		62,686,739

Total Common Stocks (98.1%) (Cost $1,105,046,765)		1,197,982,900

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (2.0%)
FHLB
0.00%, 4/1/26(o)(p)	$23,980,000	$23,980,000

Total Short-Term Investments (2.0%) (Cost $23,980,000)		23,980,000

Total Investments in Securities (100.1%) (Cost $1,129,026,765)		1,221,962,900
Other Assets Less Liabilities (-0.1%)		(1,151,652)

Net Assets (100%)		$1,220,811,248

*	Non-income producing.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2026.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

FHLB — Federal Home Loan Bank

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$131,829,896	$—	$—	$131,829,896
Consumer Discretionary	27,162,544	—	—	27,162,544
Consumer Staples	77,205,493	—	—	77,205,493
Energy	83,916,213	—	—	83,916,213
Financials	258,363,742	—	—	258,363,742
Health Care	177,075,893	—	—	177,075,893
Industrials	142,179,003	—	—	142,179,003
Information Technology	137,749,165	—	—	137,749,165
Materials	65,536,551	—	—	65,536,551
Real Estate	34,277,661	—	—	34,277,661
Utilities	62,686,739	—	—	62,686,739
Short-Term Investments
U.S. Government Agency Securities	—	23,980,000	—	23,980,000

Total Assets	$1,197,982,900	$23,980,000	$—	$1,221,962,900

Total Liabilities	$—	$—	$—	$—

Total	$1,197,982,900	$23,980,000	$—	$1,221,962,900

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$136,625,380
Aggregate gross unrealized depreciation	(47,102,998)

Net unrealized appreciation	$89,522,382

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,132,440,518

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.1%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	506,510	$14,683,725
Comcast Corp., Class A	57,822	1,660,069
Verizon Communications, Inc.	278,969	14,004,244

		30,348,038

Entertainment (0.7%)
Electronic Arts, Inc.	3,672	748,611
Live Nation Entertainment, Inc.*	2,620	399,576
Netflix, Inc.*	68,035	6,541,565
ROBLOX Corp., Class A*	13,668	773,062
Take-Two Interactive Software, Inc.*	2,793	551,618
TKO Group Holdings, Inc., Class A	1,016	204,876
Walt Disney Co. (The)	28,546	2,751,264
Warner Bros Discovery, Inc.*	40,285	1,106,226

		13,076,798

Interactive Media & Services (5.5%)
Alphabet, Inc., Class A	131,959	37,946,130
Alphabet, Inc., Class C	103,641	29,730,457
Meta Platforms, Inc., Class A	51,967	29,731,880

		97,408,467

Media (0.1%)
Charter Communications, Inc., Class A*	1,421	306,766
EchoStar Corp., Class A(x)*	2,169	253,925
Fox Corp., Class A	3,143	183,551
Fox Corp., Class B	2,299	122,077
News Corp., Class A	5,935	147,959
News Corp., Class B	1,843	52,544
Omnicom Group, Inc.	4,898	368,868
Paramount Skydance Corp., Class B(x)	4,657	42,006
Trade Desk, Inc. (The), Class A*	7,195	163,255

		1,640,951

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	12,899	2,709,177

Total Communication Services		145,183,431

Consumer Discretionary (6.7%)
Automobile Components (0.0%)†
Aptiv plc*	3,471	241,026

Automobiles (1.1%)
Ford Motor Co.	64,447	743,718
General Motors Co.	14,567	1,085,242
Tesla, Inc.*	45,319	16,847,338

		18,676,298

Broadline Retail (2.6%)
Amazon.com, Inc.*	219,280	45,669,446
eBay, Inc.	7,358	669,725

		46,339,171

Distributors (0.0%)†
Genuine Parts Co.	2,324	245,763
Pool Corp.	566	114,519

		360,282

Hotels, Restaurants & Leisure (1.4%)
Airbnb, Inc., Class A*	6,825	861,861
Booking Holdings, Inc.	870	3,662,978
Carnival Corp.	17,983	465,400
Chipotle Mexican Grill, Inc.*	63,731	2,040,029
Darden Restaurants, Inc.	1,897	371,888
Domino’s Pizza, Inc.(x)	471	168,990
DoorDash, Inc., Class A*	6,093	914,864
Expedia Group, Inc.	1,859	429,225
Hilton Worldwide Holdings, Inc.	3,695	1,123,576
Las Vegas Sands Corp.	5,035	271,286
Marriott International, Inc., Class A	10,398	3,400,874
McDonald’s Corp.	11,475	3,566,315
MGM Resorts International*	3,145	116,397
Norwegian Cruise Line Holdings Ltd.(x)*	7,870	147,169
Royal Caribbean Cruises Ltd.	12,497	3,438,925
Starbucks Corp.	18,358	1,644,693
Wynn Resorts Ltd.	1,335	135,569
Yum! Brands, Inc.	12,878	2,002,271

		24,762,310

Household Durables (0.1%)
DR Horton, Inc.	4,296	589,497
Garmin Ltd.	2,586	599,978
Lennar Corp., Class A	3,474	301,682
NVR, Inc.*	45	296,542
PulteGroup, Inc.	3,047	358,358

		2,146,057

Leisure Products (0.0%)†
Hasbro, Inc.	2,014	188,510

Specialty Retail (1.4%)
AutoZone, Inc.*	266	898,489
Best Buy Co., Inc.	3,309	212,438
Burlington Stores, Inc.*	5,548	1,805,208
Carvana Co.*	2,305	724,646
Home Depot, Inc. (The)	16,041	5,275,725
Lowe’s Cos., Inc.	9,039	2,135,735
O’Reilly Automotive, Inc.*	13,566	1,252,277
Ross Stores, Inc.	29,167	6,318,447
TJX Cos., Inc. (The)	17,894	2,857,672
Tractor Supply Co.	34,349	1,556,010
Ulta Beauty, Inc.*	728	380,533
Williams-Sonoma, Inc.	1,968	358,825

		23,776,005

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	2,360	236,212
Lululemon Athletica, Inc.*	1,780	272,518
NIKE, Inc., Class B	19,068	1,007,172
Ralph Lauren Corp.	656	225,658
Tapestry, Inc.	3,262	460,301

		2,201,861

Total Consumer Discretionary		118,691,520

Consumer Staples (5.0%)
Beverages (1.1%)
Brown-Forman Corp., Class B	3,134	82,863
Coca-Cola Co. (The)	139,983	10,645,707
Constellation Brands, Inc., Class A	2,276	341,400
Keurig Dr Pepper, Inc.	22,204	584,631
Molson Coors Beverage Co., Class B(x)	2,422	104,292
Monster Beverage Corp.*	11,381	824,667
PepsiCo, Inc.	41,569	6,455,250

		19,038,810

Consumer Staples Distribution & Retail (1.4%)
Costco Wholesale Corp.	7,152	7,126,467
Dollar General Corp.	3,577	424,697
Dollar Tree, Inc.*	14,262	1,561,832
Kroger Co. (The)	78,321	5,667,308
Sysco Corp.	7,599	542,037
Target Corp.	7,246	878,215
Walmart, Inc.	70,636	8,778,642

		24,979,198

Food Products (0.3%)
Archer-Daniels-Midland Co.	7,709	560,367

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Bunge Global SA	2,125	$270,300
Campbell’s Co. (The)(x)	3,437	76,542
Conagra Brands, Inc.	6,785	106,660
General Mills, Inc.	8,828	328,578
Hershey Co. (The)	2,414	501,846
Hormel Foods Corp.	5,110	115,742
J M Smucker Co. (The)	1,626	156,811
Kraft Heinz Co. (The)	13,610	306,089
McCormick & Co., Inc. (Non-Voting)	4,114	207,510
Mondelez International, Inc., Class A	48,676	2,805,685
Tyson Foods, Inc., Class A	4,495	287,995

		5,724,125

Household Products (0.5%)
Church & Dwight Co., Inc.	19,976	1,864,160
Clorox Co. (The)	1,964	203,530
Colgate-Palmolive Co.	13,162	1,121,797
Kimberly-Clark Corp.	5,308	512,063
Procter & Gamble Co. (The)	37,448	5,408,989

		9,110,539

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	3,962	284,353
Kenvue, Inc.	30,315	522,630

		806,983

Tobacco (1.7%)
Altria Group, Inc.	152,451	10,060,241
Philip Morris International, Inc.	120,964	20,000,188

		30,060,429

Total Consumer Staples		89,720,084

Energy (4.8%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	15,858	968,131
Halliburton Co.	13,606	530,498
SLB Ltd.	24,095	1,238,242

		2,736,871

Oil, Gas & Consumable Fuels (4.6%)
APA Corp.	5,430	230,449
BP plc (ADR)	106,732	5,016,404
Chevron Corp.	61,133	12,648,418
ConocoPhillips	30,309	4,000,788
Coterra Energy, Inc.	12,117	425,791
Devon Energy Corp.	119,525	6,014,498
Diamondback Energy, Inc.	3,014	596,139
Enbridge, Inc.	82,255	4,453,286
EOG Resources, Inc.	8,728	1,261,807
EQT Corp.	10,061	640,282
Expand Energy Corp.	3,755	412,224
Exxon Mobil Corp.	174,532	29,611,099
Kinder Morgan, Inc.	31,547	1,057,771
Marathon Petroleum Corp.	4,754	1,160,832
Occidental Petroleum Corp.	132,167	8,590,855
ONEOK, Inc.	10,273	928,576
Phillips 66	6,550	1,193,279
Targa Resources Corp.	3,422	857,998
Texas Pacific Land Corp.	951	451,307
Valero Energy Corp.	4,915	1,214,398
Williams Cos., Inc. (The)	19,678	1,432,165

		82,198,366

Total Energy		84,935,237

Financials (11.2%)
Banks (2.6%)
Bank of America Corp.	145,124	7,074,795
Citigroup, Inc.	28,159	3,193,512
Citizens Financial Group, Inc.	6,914	414,633
East West Bancorp, Inc.	13,259	1,415,531
Fifth Third Bancorp	14,372	667,723
Huntington Bancshares, Inc.	32,809	513,461
JPMorgan Chase & Co.	77,171	22,700,621
KeyCorp	14,800	296,740
M&T Bank Corp.	2,447	505,844
PNC Financial Services Group, Inc. (The)	6,458	1,343,845
Regions Financial Corp.	14,191	370,669
Truist Financial Corp.	66,926	3,076,588
US Bancorp	25,048	1,302,747
Wells Fargo & Co.	49,833	3,967,205

		46,843,914

Capital Markets (2.6%)
Ameriprise Financial, Inc.	1,469	652,824
Ares Management Corp., Class A	3,201	349,229
Bank of New York Mellon Corp. (The)	11,090	1,315,607
BlackRock, Inc.‡	2,326	2,236,937
Blackstone, Inc.	12,160	1,398,278
Cboe Global Markets, Inc.	1,691	475,289
Charles Schwab Corp. (The)	90,200	8,476,996
CME Group, Inc.	22,160	6,544,956
Coinbase Global, Inc., Class A(x)*	3,576	624,405
FactSet Research Systems, Inc.	660	143,213
Franklin Resources, Inc.(x)	4,461	105,369
Goldman Sachs Group, Inc. (The)	4,833	4,088,670
Interactive Brokers Group, Inc., Class A	7,046	472,575
Intercontinental Exchange, Inc.	31,986	5,030,758
Invesco Ltd.	7,524	182,758
KKR & Co., Inc.	31,525	2,916,063
Moody’s Corp.	2,461	1,073,611
Morgan Stanley	19,386	3,190,354
MSCI, Inc.	1,184	638,188
Nasdaq, Inc.	7,365	625,215
Northern Trust Corp.	2,910	406,149
Raymond James Financial, Inc.	2,890	418,443
Robinhood Markets, Inc., Class A*	12,735	882,536
S&P Global, Inc.	6,622	2,816,602
State Street Corp.	4,384	554,839
T. Rowe Price Group, Inc.	3,489	314,498

		45,934,362

Consumer Finance (0.4%)
American Express Co.	8,630	2,610,402
Capital One Financial Corp.	17,477	3,188,329
Synchrony Financial	5,533	376,355

		6,175,086

Financial Services (2.9%)
Apollo Global Management, Inc.	7,591	845,789
Berkshire Hathaway, Inc., Class B*	46,038	22,061,410
Block, Inc., Class A*	8,797	529,403
Corpay, Inc.*	1,086	316,015
Fidelity National Information Services, Inc.	8,503	398,876
Fiserv, Inc.*	8,696	485,237
Global Payments, Inc.	3,885	261,461
Jack Henry & Associates, Inc.	1,236	195,337
Mastercard, Inc., Class A	20,281	10,133,605
PayPal Holdings, Inc.	14,680	663,976
Visa, Inc., Class A	53,551	16,185,254

		52,076,363

Insurance (2.7%)
Aflac, Inc.	7,425	814,597
Allstate Corp. (The)	36,786	7,627,209
American International Group, Inc.	58,070	4,369,767
Aon plc, Class A	3,454	1,114,882

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Arch Capital Group Ltd.*	5,650	$542,343
Arthur J Gallagher & Co.	4,141	896,858
Assurant, Inc.	781	170,110
Brown & Brown, Inc.	17,483	1,140,066
Chubb Ltd.	5,861	1,910,276
Cincinnati Financial Corp.	30,059	4,729,784
Erie Indemnity Co., Class A	370	92,985
Everest Group Ltd.	690	225,526
Globe Life, Inc.	1,275	177,442
Hartford Insurance Group, Inc. (The)	4,416	597,176
Loews Corp.	2,819	300,900
Marsh & McLennan Cos., Inc.	20,906	3,626,146
MetLife, Inc.	8,707	615,759
Old Republic International Corp.	67,416	2,689,898
Principal Financial Group, Inc.	3,172	285,829
Progressive Corp. (The)	59,203	11,736,403
Prudential Financial, Inc.	5,721	558,884
RenaissanceRe Holdings Ltd.	9,433	2,803,771
Travelers Cos., Inc. (The)	3,484	1,016,213
W.R. Berkley Corp.	4,750	314,830
Willis Towers Watson plc	1,574	457,562

		48,815,216

Total Financials		199,844,941

Health Care (7.6%)
Biotechnology (1.1%)
AbbVie, Inc.	36,441	7,925,553
Amgen, Inc.	13,708	4,823,160
Biogen, Inc.*	2,325	426,242
Gilead Sciences, Inc.	19,992	2,786,285
Incyte Corp.*	2,765	260,242
Moderna, Inc.*	5,856	297,485
Regeneron Pharmaceuticals, Inc.	1,621	1,252,449
Vertex Pharmaceuticals, Inc.*	4,093	1,827,688

		19,599,104

Health Care Equipment & Supplies (1.0%)
Abbott Laboratories	41,295	4,239,758
Align Technology, Inc.*	1,027	176,059
Baxter International, Inc.	7,974	133,963
Becton Dickinson & Co.	4,542	714,139
Boston Scientific Corp.*	23,897	1,499,537
Cooper Cos., Inc. (The)*	3,207	229,300
Dexcom, Inc.*	6,402	402,045
Edwards Lifesciences Corp.*	9,325	746,746
GE HealthCare Technologies, Inc.	7,284	518,475
Hologic, Inc.*	3,481	263,129
IDEXX Laboratories, Inc.*	1,312	737,200
Insulet Corp.*	1,090	228,725
Intuitive Surgical, Inc.*	5,722	2,637,785
Medtronic plc	20,658	1,790,016
ResMed, Inc.	2,391	536,732
Solventum Corp.*	2,468	161,160
STERIS plc	1,577	348,722
Stryker Corp.	5,550	1,823,674
Zimmer Biomet Holdings, Inc.	3,302	298,567

		17,485,732

Health Care Providers & Services (1.3%)
Cardinal Health, Inc.	3,792	801,288
Cencora, Inc.	3,135	984,829
Centene Corp.*	7,398	242,210
Cigna Group (The)	31,423	8,382,085
CVS Health Corp.	20,500	1,472,310
DaVita, Inc.*	561	86,220
Elevance Health, Inc.	3,557	1,041,312
HCA Healthcare, Inc.	2,522	1,193,511
Henry Schein, Inc.*	1,441	106,202
Humana, Inc.	1,992	345,393
Labcorp Holdings, Inc.	1,334	355,925
McKesson Corp.	1,974	1,708,221
Quest Diagnostics, Inc.	1,737	340,417
UnitedHealth Group, Inc.	22,102	5,980,580
Universal Health Services, Inc., Class B	951	170,200

		23,210,703

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	4,591	523,282
Bio-Techne Corp.	2,686	140,370
Charles River Laboratories International, Inc.*	847	146,107
Danaher Corp.	15,730	2,982,408
Illumina, Inc.*	39,760	4,900,817
IQVIA Holdings, Inc.*	2,805	478,365
Mettler-Toledo International, Inc.*	1,315	1,658,478
Revvity, Inc.	1,793	157,085
Thermo Fisher Scientific, Inc.	6,054	2,975,723
Waters Corp.*	1,537	457,719
West Pharmaceutical Services, Inc.	1,112	278,712

		14,699,066

Pharmaceuticals (3.4%)
Bristol-Myers Squibb Co.	32,815	1,990,230
Eli Lilly & Co.	24,162	22,223,483
Johnson & Johnson	75,418	18,435,176
Merck & Co., Inc.	39,995	4,810,999
Novartis AG (ADR)	43,244	6,605,521
Pfizer, Inc.	91,618	2,572,633
Royalty Pharma plc, Class A	47,848	2,295,269
Viatris, Inc.	18,189	245,733
Zoetis, Inc.	6,802	804,064

		59,983,108

Total Health Care		134,977,713

Industrials (7.5%)
Aerospace & Defense (2.2%)
ATI, Inc.*	13,450	1,956,437
Axon Enterprise, Inc.*	1,274	541,055
Boeing Co. (The)*	40,470	8,054,744
FTAI Aviation Ltd.	14,692	3,599,540
GE Aerospace	25,349	7,193,286
General Dynamics Corp.	4,089	1,403,427
Howmet Aerospace, Inc.	6,461	1,489,002
Huntington Ingalls Industries, Inc.	627	238,197
L3Harris Technologies, Inc.	3,048	1,052,017
Lockheed Martin Corp.	3,263	1,972,125
Northrop Grumman Corp.	2,150	1,466,816
RTX Corp.	33,280	6,419,712
Textron, Inc.	2,781	243,504
TransDigm Group, Inc.	2,969	3,440,952

		39,070,814

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	1,942	322,508
Expeditors International of Washington, Inc.	2,228	319,116
FedEx Corp.	6,728	2,396,379
United Parcel Service, Inc., Class B	11,884	1,169,148

		4,207,151

Building Products (0.3%)
A.O. Smith Corp.	1,711	112,823
Allegion plc(x)	1,495	217,209
Builders FirstSource, Inc.*	1,895	156,015
Carrier Global Corp.	12,514	704,663
Johnson Controls International plc	9,846	1,289,334
Lennox International, Inc.(x)	3,599	1,670,404
Masco Corp.	3,392	204,775

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Trane Technologies plc	3,566	$1,486,095

		5,841,318

Commercial Services & Supplies (0.3%)
Cintas Corp.	5,477	926,380
Copart, Inc.*	14,067	467,024
Republic Services, Inc.	3,213	703,711
Rollins, Inc.	4,612	246,327
Veralto Corp.	3,948	349,082
Waste Connections, Inc.	4,934	801,479
Waste Management, Inc.	5,979	1,373,915

		4,867,918

Construction & Engineering (0.2%)
Comfort Systems USA, Inc.	567	781,888
EMCOR Group, Inc.	707	521,985
Quanta Services, Inc.	2,403	1,319,295

		2,623,168

Electrical Equipment (0.9%)
AMETEK, Inc.	3,674	787,558
Eaton Corp. plc	22,679	8,111,598
Emerson Electric Co.	9,042	1,184,683
GE Vernova, Inc.	4,343	3,791,005
Generac Holdings, Inc.*	888	173,453
Hubbell, Inc., Class B	866	424,981
Rockwell Automation, Inc.	1,784	640,242
Vertiv Holdings Co., Class A	6,164	1,544,575

		16,658,095

Ground Transportation (0.4%)
CSX Corp.	29,762	1,221,730
JB Hunt Transport Services, Inc.	1,142	241,990
Norfolk Southern Corp.	3,599	1,032,913
Old Dominion Freight Line, Inc.	2,964	579,166
Uber Technologies, Inc.*	33,164	2,385,486
Union Pacific Corp.	9,562	2,319,932

		7,781,217

Industrial Conglomerates (0.5%)
3M Co.	8,487	1,232,567
Honeywell International, Inc.	33,405	7,550,532

		8,783,099

Machinery (1.7%)
Caterpillar, Inc.	10,142	7,185,201
Cummins, Inc.	14,447	7,772,775
Deere & Co.	4,062	2,288,125
Dover Corp.	2,213	461,300
Fortive Corp.	5,188	286,793
IDEX Corp.	1,203	228,029
Illinois Tool Works, Inc.	4,222	1,098,944
Ingersoll Rand, Inc.	23,564	1,887,948
Lincoln Electric Holdings, Inc.	17,160	4,274,213
Nordson Corp.	843	224,289
Otis Worldwide Corp.	6,377	491,539
PACCAR, Inc.	8,577	990,643
Parker-Hannifin Corp.	2,034	1,820,918
Pentair plc	2,721	237,026
Snap-on, Inc.	837	304,015
Stanley Black & Decker, Inc.	2,339	166,209
Westinghouse Air Brake Technologies Corp.	2,725	681,005
Xylem, Inc.	3,816	456,012

		30,854,984

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	10,538	700,566
Southwest Airlines Co.	7,772	291,994
United Airlines Holdings, Inc.*	5,163	475,358

		1,467,918

Professional Services (0.3%)
Automatic Data Processing, Inc.	6,489	1,318,435
Broadridge Financial Solutions, Inc.	1,923	312,449
Equifax, Inc.	9,199	1,656,464
Jacobs Solutions, Inc.	1,835	233,559
Leidos Holdings, Inc.	2,099	326,436
Paychex, Inc.	5,190	478,103
Verisk Analytics, Inc.	2,225	422,194

		4,747,640

Trading Companies & Distributors (0.4%)
Fastenal Co.	18,494	858,121
United Rentals, Inc.	6,921	5,042,364
W.W. Grainger, Inc.	702	765,749

		6,666,234

Total Industrials		133,569,556

Information Technology (22.2%)
Communications Equipment (0.6%)
Arista Networks, Inc.*	16,639	2,042,936
Ciena Corp.*	2,245	871,576
Cisco Systems, Inc.	63,667	4,939,922
F5, Inc.*	917	265,316
Lumentum Holdings, Inc.*	1,151	808,877
Motorola Solutions, Inc.	2,669	1,158,266

		10,086,893

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	36,930	4,666,105
CDW Corp.	2,110	255,352
Coherent Corp.*	3,021	719,632
Corning, Inc.	12,580	1,710,503
Jabil, Inc.	1,702	452,102
Keysight Technologies, Inc.*	2,748	775,953
TE Connectivity plc	13,936	2,912,903
Teledyne Technologies, Inc.*	753	455,573
Zebra Technologies Corp., Class A*	834	174,373

		12,122,496

IT Services (0.8%)
Accenture plc, Class A	14,922	2,958,884
Akamai Technologies, Inc.*	2,219	254,852
Cognizant Technology Solutions Corp., Class A	7,578	464,910
EPAM Systems, Inc.*	952	128,901
Gartner, Inc.*	1,185	187,633
GoDaddy, Inc., Class A*	2,178	180,055
International Business Machines Corp.	15,062	3,650,878
Shopify, Inc., Class A*	46,175	5,477,279
VeriSign, Inc.	1,276	316,907

		13,620,299

Semiconductors & Semiconductor Equipment (10.7%)
Advanced Micro Devices, Inc.*	26,272	5,344,513
Analog Devices, Inc.	7,874	2,505,034
Applied Materials, Inc.	12,790	4,371,494
Broadcom, Inc.	118,230	36,593,367
First Solar, Inc.*	1,717	338,695
Intel Corp.*	104,452	4,609,467
KLA Corp.	5,826	8,578,261
Lam Research Corp.	20,122	4,299,267
Microchip Technology, Inc.	8,544	552,028
Micron Technology, Inc.	31,139	10,520,000
Monolithic Power Systems, Inc.	4,117	4,501,322
NVIDIA Corp.	515,872	89,968,077
NXP Semiconductors NV	4,111	809,291
ON Semiconductor Corp.*	6,517	403,533
Qnity Electronics, Inc.	3,344	385,831
QUALCOMM, Inc.	17,193	2,214,115
Skyworks Solutions, Inc.(x)	2,596	139,016
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	31,410	10,615,009
Teradyne, Inc.	2,514	745,300

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Texas Instruments, Inc.	14,624	$2,839,103

		190,332,723

Software (4.9%)
Adobe, Inc.*	6,615	1,607,974
AppLovin Corp., Class A*	4,367	1,738,066
Autodesk, Inc.*	3,396	813,002
Cadence Design Systems, Inc.*	4,386	1,218,738
Crowdstrike Holdings, Inc., Class A*	4,062	1,585,845
Datadog, Inc., Class A*	5,242	618,818
Fair Isaac Corp.*	394	420,611
Fortinet, Inc.*	10,264	838,774
Gen Digital, Inc.	8,279	155,894
Intuit, Inc.	4,484	1,938,792
Microsoft Corp.	137,806	51,011,647
Oracle Corp.	27,324	4,019,634
Palantir Technologies, Inc., Class A*	36,809	5,384,420
Palo Alto Networks, Inc.*	13,091	2,098,749
PTC, Inc.*	1,896	270,161
Roper Technologies, Inc.	1,711	605,454
Salesforce, Inc.	29,168	5,444,791
ServiceNow, Inc.*	16,841	1,760,727
Synopsys, Inc.*	14,129	5,601,866
Trimble, Inc.*	3,660	238,742
Tyler Technologies, Inc.*	716	245,144
Workday, Inc., Class A*	3,495	454,070

		88,071,919

Technology Hardware, Storage & Peripherals (4.5%)
Apple, Inc.	290,816	73,806,193
Dell Technologies, Inc., Class C	4,789	786,018
Hewlett Packard Enterprise Co.	21,642	515,296
HP, Inc.	14,609	280,639
NetApp, Inc.	3,197	327,341
Sandisk Corp.*	2,378	1,510,838
Seagate Technology Holdings plc	3,513	1,376,253
Super Micro Computer, Inc.*	8,422	191,769
Western Digital Corp.	5,463	1,477,687

		80,272,034

Total Information Technology		394,506,364

Materials (1.8%)
Chemicals (0.8%)
Air Products and Chemicals, Inc.	8,615	2,502,571
Albemarle Corp.	1,883	338,055
CF Industries Holdings, Inc.	2,466	320,185
Corteva, Inc.	10,837	907,165
Dow, Inc.	11,705	487,513
DuPont de Nemours, Inc.	6,690	306,402
Ecolab, Inc.	4,085	1,086,692
International Flavors & Fragrances, Inc.	4,274	310,079
Linde plc	11,671	5,786,015
LyondellBasell Industries NV, Class A	4,144	333,841
Mosaic Co. (The)	4,780	121,890
PPG Industries, Inc.	3,751	400,907
Sherwin-Williams Co. (The)	3,710	1,189,241

		14,090,556

Construction Materials (0.4%)
Amrize Ltd.*	82,520	4,622,770
CRH plc	10,767	1,131,827
Martin Marietta Materials, Inc.	991	583,382
Vulcan Materials Co.	2,146	584,356

		6,922,335

Containers & Packaging (0.1%)
Amcor plc	7,668	304,803
Avery Dennison Corp.	1,275	220,167
Ball Corp.	4,327	255,769
International Paper Co.	8,831	315,266
Packaging Corp. of America	1,385	293,925
Smurfit Westrock plc	8,367	333,425

		1,723,355

Metals & Mining (0.5%)
Freeport-McMoRan, Inc.	23,159	1,361,286
Newmont Corp.	17,584	1,903,468
Nucor Corp.	32,670	5,524,497
Steel Dynamics, Inc.	2,209	397,620

		9,186,871

Total Materials		31,923,117

Real Estate (1.2%)
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	2,717	126,123
Healthpeak Properties, Inc. (REIT)	10,832	177,970
Ventas, Inc. (REIT)	7,721	631,423
Welltower, Inc. (REIT)	26,355	5,210,647

		6,146,163

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	10,826	207,426

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	14,979	1,979,924

Office REITs (0.0%)†
BXP, Inc. (REIT)	2,457	127,518

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	4,621	625,961
CoStar Group, Inc.*	6,985	281,775

		907,736

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	2,316	378,319
Camden Property Trust (REIT)	1,661	162,213
Equity Residential (REIT)	5,377	318,050
Essex Property Trust, Inc. (REIT)	1,055	255,310
Invitation Homes, Inc. (REIT)	9,025	224,271
Mid-America Apartment Communities, Inc. (REIT)	1,936	236,424
UDR, Inc. (REIT)	4,592	155,118

		1,729,705

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	1,381	146,676
Kimco Realty Corp. (REIT)	10,464	235,126
Realty Income Corp. (REIT)	14,720	900,570
Regency Centers Corp. (REIT)	2,722	205,946
Simon Property Group, Inc. (REIT)	5,309	990,288

		2,478,606

Specialized REITs (0.5%)
American Tower Corp. (REIT)	7,544	1,301,944
Crown Castle, Inc. (REIT)	7,017	570,552
Digital Realty Trust, Inc. (REIT)	5,164	930,604
Equinix, Inc. (REIT)	1,581	1,549,759
Extra Space Storage, Inc. (REIT)	3,316	434,827
Iron Mountain, Inc. (REIT)	4,797	489,966
Public Storage (REIT)	6,140	1,663,203
SBA Communications Corp. (REIT)	1,687	290,350
VICI Properties, Inc. (REIT), Class A	17,619	481,351
Weyerhaeuser Co. (REIT)	12,122	296,141

		8,008,697

Total Real Estate		21,585,775

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (4.0%)
Electric Utilities (2.4%)
Alliant Energy Corp.	4,211	$302,181
American Electric Power Co., Inc.	65,371	8,568,831
Constellation Energy Corp.	14,682	4,099,949
Duke Energy Corp.	41,394	5,420,130
Edison International	6,181	452,326
Entergy Corp.	7,354	826,295
Evergy, Inc.	3,820	312,934
Eversource Energy	5,897	408,544
Exelon Corp.	112,098	5,495,044
FirstEnergy Corp.	8,189	414,855
NextEra Energy, Inc.	88,076	8,180,499
NRG Energy, Inc.	3,422	500,091
PG&E Corp.	34,946	614,001
Pinnacle West Capital Corp.	1,846	185,985
PPL Corp.	12,020	459,164
Southern Co. (The)	17,743	1,712,554
Xcel Energy, Inc.	52,913	4,203,409

		42,156,792

Gas Utilities (0.4%)
Atmos Energy Corp.	43,146	7,969,929

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	12,327	173,687
Vistra Corp.	5,132	771,494

		945,181

Multi-Utilities (0.8%)
Ameren Corp.	4,416	485,407
CenterPoint Energy, Inc.	94,502	4,078,706
CMS Energy Corp.	5,015	389,064
Consolidated Edison, Inc.	5,895	667,196
Dominion Energy, Inc.	13,581	839,577
DTE Energy Co.	3,400	497,148
NiSource, Inc.	104,015	4,853,340
Public Service Enterprise Group, Inc.	8,087	654,643
Sempra	10,646	1,034,472
WEC Energy Group, Inc.	5,112	591,816

		14,091,369

Water Utilities (0.4%)
American Water Works Co., Inc.	47,485	6,462,234

Total Utilities		71,625,505

Total Common Stocks (80.1%) (Cost $569,316,247)		1,426,563,243

EXCHANGE TRADED FUNDS (ETF):
Equity (9.0%)
iShares Core S&P 500 ETF	85,844	56,074,159
iShares Morningstar Growth ETF	5,090	485,993
iShares Morningstar U.S. Equity ETF(x)‡	348,108	31,280,985
iShares Morningstar Value ETF	5,526	514,692
iShares Russell 1000 ETF(x)	96,999	34,585,963
State Street SPDR Portfolio S&P 500 Growth ETF	4,200	411,222
State Street SPDR Portfolio S&P 500 Value ETF(x)	36,900	2,087,802
Vanguard Growth ETF	10,300	4,498,937
Vanguard Large-Cap ETF(x)	88,613	26,481,995
Vanguard Russell 1000 Growth ETF	4,500	493,605
Vanguard Russell 1000 Value ETF	5,800	543,692
Vanguard Value ETF	11,100	2,177,820

Total Exchange Traded Funds (9.0%) (Cost $31,784,298)		159,636,865

SHORT-TERM INVESTMENTS:
Investment Companies (4.5%)
Allspring Government Money Market Fund, Select Shares 3.60% (7 day yield) (xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	11,362,928	11,362,928
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	63,959,924	63,966,320

Total Investment Companies		80,329,248

Total Short-Term Investments (4.5%) (Cost $80,332,108)		80,329,248

Total Investments in Securities (93.6%) (Cost $681,432,653)		1,666,529,356

Other Assets Less Liabilities (6.4%)		113,401,411

Net Assets (100%)		$1,779,930,767

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $20,967,968. This was collateralized by $4,659,368 of various U.S. Government Treasury Securities, ranging from 0.750% – 4.500%, maturing 4/30/26 – 8/15/52 and by cash of $16,362,928 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
BlackRock, Inc.	2,326	2,587,012	—	(91,045)	72,624	(331,654)	2,236,937	69,099	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar U.S. Equity ETF (x)	348,108	32,854,433	—	—	—	(1,573,448)	31,280,985	73,369	—

Total		35,441,445	—	(91,045)	72,624	(1,905,102)	33,517,922	142,468	—

(x)	All or a portion of security is on loan at March 31, 2026.

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	556	6/2026	USD	182,666,850	(3,716,505)

					(3,716,505)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$145,183,431	$—	$—	$145,183,431
Consumer Discretionary	118,691,520	—	—	118,691,520
Consumer Staples	89,720,084	—	—	89,720,084
Energy	84,935,237	—	—	84,935,237
Financials	199,844,941	—	—	199,844,941
Health Care	134,977,713	—	—	134,977,713
Industrials	133,569,556	—	—	133,569,556
Information Technology	394,506,364	—	—	394,506,364
Materials	31,923,117	—	—	31,923,117
Real Estate	21,585,775	—	—	21,585,775
Utilities	71,625,505	—	—	71,625,505
Exchange Traded Funds	159,636,865	—	—	159,636,865
Short-Term Investments
Investment Companies	80,329,248	—	—	80,329,248

Total Assets	$1,666,529,356	$—	$—	$1,666,529,356

Liabilities:
Futures	$(3,716,505)	$—	$—	$(3,716,505)

Total Liabilities	$(3,716,505)	$—	$—	$(3,716,505)

Total	$1,662,812,851	$—	$—	$1,662,812,851

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,000,998,517
Aggregate gross unrealized depreciation	(23,886,149)

Net unrealized appreciation	$977,112,368

Federal income tax cost of investments in securities and derivative instruments, if applicable	$685,700,483

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.0%)
Diversified Telecommunication Services (0.1%)
AST SpaceMobile, Inc., Class A*	17,836	$1,478,069
GCI Liberty, Inc., Class A*	63	2,322
GCI Liberty, Inc., Class C*	610	22,698
Iridium Communications, Inc.	649	18,003

		1,521,092

Entertainment (2.0%)
Liberty Media Corp.-Liberty Formula One, Class A*	629	49,112
Liberty Media Corp.-Liberty Formula One, Class C*	5,817	494,562
Live Nation Entertainment, Inc.*	14,145	2,157,254
Netflix, Inc.*	378,811	36,422,678
ROBLOX Corp., Class A*	55,437	3,135,517
Roku, Inc.*	1,495	141,457
Spotify Technology SA*	13,749	6,667,028
Take-Two Interactive Software, Inc.*	5,521	1,090,397
TKO Group Holdings, Inc., Class A	2,527	509,569

		50,667,574

Interactive Media & Services (9.9%)
Alphabet, Inc., Class A	304,605	87,592,214
Alphabet, Inc., Class C	248,023	71,147,878
Meta Platforms, Inc., Class A	149,700	85,647,861
Pinterest, Inc., Class A(x)*	26,219	480,856
Reddit, Inc., Class A*	11,576	1,558,708
Trump Media & Technology Group Corp.(x)*	7,952	73,795

		246,501,312

Media (0.0%)†
DoubleVerify Holdings, Inc.*	6,178	58,691
Liberty Broadband Corp., Class A*	313	15,719
Liberty Broadband Corp., Class C*	2,148	108,044
Nexstar Media Group, Inc., Class A	151	27,306
NIQ Global Intelligence plc(x)*	3,095	35,190
Trade Desk, Inc. (The), Class A*	39,178	888,949

		1,133,899

Total Communication Services		299,823,877

Consumer Discretionary (13.1%)
Automobiles (3.5%)
Tesla, Inc.*	236,534	87,931,514

Broadline Retail (4.8%)
Amazon.com, Inc.*	554,176	115,418,235
Coupang, Inc., Class A*	116,935	2,207,733
Etsy, Inc.*	4,767	238,255

		117,864,223

Distributors (0.0%)†
Pool Corp.	550	111,281

Diversified Consumer Services (0.0%)†
Bright Horizons Family Solutions, Inc.*	648	53,220
Duolingo, Inc., Class A*	3,398	334,941
Grand Canyon Education, Inc.*	691	117,491
H&R Block, Inc.	1,889	59,957

		565,609

Hotels, Restaurants & Leisure (2.5%)
Airbnb, Inc., Class A*	37,331	4,714,159
Booking Holdings, Inc.	2,731	11,498,384
Carnival Corp.	31,590	817,549
Cava Group, Inc.*	8,918	721,466
Chipotle Mexican Grill, Inc.*	117,662	3,766,361
Choice Hotels International, Inc.(x)	737	76,280
Churchill Downs, Inc.	4,980	447,353
Darden Restaurants, Inc.	9,759	1,913,154
Domino’s Pizza, Inc.(x)	851	305,330
DoorDash, Inc., Class A*	32,685	4,907,653
DraftKings, Inc., Class A*	42,955	928,687
Dutch Bros, Inc., Class A*	11,092	561,921
Expedia Group, Inc.	10,369	2,394,098
Flutter Entertainment plc, Class DI*	11,676	1,190,368
Hilton Worldwide Holdings, Inc.	20,386	6,198,975
Las Vegas Sands Corp.	27,392	1,475,881
Marriott International, Inc., Class A	15,214	4,976,043
McDonald’s Corp.	3,613	1,122,884
Norwegian Cruise Line Holdings Ltd.*	36,631	685,000
Planet Fitness, Inc., Class A*	7,406	550,858
Restaurant Brands International, Inc.	19,435	1,436,247
Royal Caribbean Cruises Ltd.	22,646	6,231,726
Starbucks Corp.	13,447	1,204,717
Texas Roadhouse, Inc., Class A	5,916	976,968
Travel + Leisure Co.	1,816	125,649
Vail Resorts, Inc.(x)	2,517	322,981
Viking Holdings Ltd.*	15,578	1,144,671
Wendy’s Co. (The)(x)	6,239	43,361
Wingstop, Inc.	2,482	384,636
Wyndham Hotels & Resorts, Inc.	5,959	484,050
Yum! Brands, Inc.	8,372	1,301,679

		62,909,089

Household Durables (0.1%)
SharkNinja, Inc.*	1,271	134,599
Somnigroup International, Inc.	18,069	1,335,660
TopBuild Corp.*	176	61,829

		1,532,088

Specialty Retail (2.0%)
AutoZone, Inc.*	234	790,401
Burlington Stores, Inc.*	5,617	1,827,659
Carvana Co.*	12,083	3,798,654
Chewy, Inc., Class A*	20,689	558,603
Floor & Decor Holdings, Inc., Class A*	3,026	153,721
Home Depot, Inc. (The)	67,823	22,306,306
Lithia Motors, Inc., Class A	239	59,683
Murphy USA, Inc.	1,521	751,328
O’Reilly Automotive, Inc.*	69,202	6,388,037
RH*	231	32,298
Ross Stores, Inc.	5,691	1,232,841
TJX Cos., Inc. (The)	49,988	7,983,084
Tractor Supply Co.	47,515	2,152,429
Ulta Beauty, Inc.*	991	518,006
Valvoline, Inc.(x)*	10,062	338,888
Wayfair, Inc., Class A*	1,570	118,080
Williams-Sonoma, Inc.	1,535	279,877

		49,289,895

Textiles, Apparel & Luxury Goods (0.2%)
Birkenstock Holding plc(x)*	1,149	41,169
Deckers Outdoor Corp.*	12,969	1,298,067
Lululemon Athletica, Inc.*	5,288	809,593
On Holding AG, Class A*	20,190	686,864
Ralph Lauren Corp.	249	85,653
Tapestry, Inc.	16,760	2,365,004

		5,286,350

Total Consumer Discretionary		325,490,049

Consumer Staples (2.9%)
Beverages (0.8%)
Celsius Holdings, Inc.*	14,694	521,343
Coca-Cola Co. (The)	169,847	12,916,864
Coca-Cola Consolidated, Inc.	693	132,876
Monster Beverage Corp.*	62,351	4,517,954

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
PepsiCo, Inc.	16,773	$2,604,679

		20,693,716

Consumer Staples Distribution & Retail (1.9%)
BJ’s Wholesale Club Holdings, Inc.*	1,728	170,070
Casey’s General Stores, Inc.	495	360,291
Costco Wholesale Corp.	39,673	39,531,367
Performance Food Group Co.*	1,686	144,423
Sprouts Farmers Market, Inc.*	8,749	674,810
Sysco Corp.	22,941	1,636,381
Walmart, Inc.	38,935	4,838,842

		47,356,184

Food Products (0.0%)†
Darling Ingredients, Inc.*	1,566	96,857
Freshpet, Inc.*	1,178	69,455
Hershey Co. (The)	1,573	327,011

		493,323

Household Products (0.2%)
Colgate-Palmolive Co.	34,056	2,902,593
Kimberly-Clark Corp.	10,697	1,031,940

		3,934,533

Total Consumer Staples		72,477,756

Energy (0.4%)
Energy Equipment & Services (0.0%)†
SLB Ltd.	10,590	544,220

Oil, Gas & Consumable Fuels (0.4%)
Cheniere Energy, Inc.	8,572	2,432,391
HF Sinclair Corp.	1,385	86,410
Phillips 66	2,575	469,114
Targa Resources Corp.	18,984	4,759,858
Texas Pacific Land Corp.	5,156	2,446,831
Williams Cos., Inc. (The)	5,772	420,086

		10,614,690

Total Energy		11,158,910

Financials (5.9%)
Banks (0.4%)
Bank of America Corp.	46,649	2,274,139
Citigroup, Inc.	27,656	3,136,467
NU Holdings Ltd., Class A*	298,981	4,296,357
Popular, Inc.	516	69,232
Western Alliance Bancorp	1,998	141,558

		9,917,753

Capital Markets (1.2%)
Ameriprise Financial, Inc.	7,412	3,293,893
Ares Management Corp., Class A	16,818	1,834,844
Bank of New York Mellon Corp. (The)	4,470	530,276
Blackstone, Inc.	66,297	7,623,492
Blue Owl Capital, Inc., Class A	57,936	528,956
Brookfield Asset Management Ltd., Class A	11,792	524,154
Bullish*	445	15,900
Charles Schwab Corp. (The)	13,043	1,225,781
Coinbase Global, Inc., Class A*	1,944	339,442
FactSet Research Systems, Inc.	218	47,304
Freedom Holding Corp.(x)*	1,342	194,429
Goldman Sachs Group, Inc. (The)	1,413	1,195,384
Hamilton Lane, Inc., Class A	2,371	235,677
Houlihan Lokey, Inc., Class A	1,843	264,692
Interactive Brokers Group, Inc., Class A	2,047	137,292
Jefferies Financial Group, Inc.	3,343	137,966
KKR & Co., Inc.	15,110	1,397,675
Lazard, Inc.	1,594	67,713
LPL Financial Holdings, Inc.	7,122	2,142,511
Moody’s Corp.	13,894	6,061,258
Morningstar, Inc.	1,296	219,089
MSCI, Inc.	3,137	1,690,874
Robinhood Markets, Inc., Class A*	9,078	629,105
TPG, Inc., Class A	11,535	467,283
Tradeweb Markets, Inc., Class A	875	102,952
XP, Inc., Class A	3,124	59,481

		30,967,423

Consumer Finance (0.2%)
Ally Financial, Inc.	2,906	114,002
American Express Co.	15,828	4,787,654
Credit Acceptance Corp.*	35	14,821
Figure Technology Solutions, Inc., Class A*	552	18,741
SLM Corp.	2,493	53,375
SoFi Technologies, Inc.*	14,857	235,929

		5,224,522

Financial Services (3.7%)
Affirm Holdings, Inc., Class A*	14,610	669,430
Apollo Global Management, Inc.	26,063	2,903,939
Block, Inc., Class A*	17,692	1,064,705
Corpay, Inc.*	6,074	1,767,473
Equitable Holdings, Inc.‡	25,526	947,270
Fiserv, Inc.*	13,215	737,397
Mastercard, Inc., Class A	71,905	35,928,052
Shift4 Payments, Inc., Class A*	5,916	258,707
Toast, Inc., Class A*	41,399	1,097,487
UWM Holdings Corp., Class A	2,222	8,044
Visa, Inc., Class A	150,462	45,475,635
WEX, Inc.*	247	37,801

		90,895,940

Insurance (0.4%)
Aon plc, Class A	17,336	5,595,714
Arthur J Gallagher & Co.	1,380	298,880
Brown & Brown, Inc.	2,688	175,284
Everest Group Ltd.	521	170,289
Kinsale Capital Group, Inc.	1,977	675,462
Markel Group, Inc.*	227	434,494
Marsh & McLennan Cos., Inc.	5,148	892,921
Progressive Corp. (The)	2,628	520,975
RLI Corp.(x)	390	22,245
Ryan Specialty Holdings, Inc., Class A	9,915	334,532

		9,120,796

Total Financials		146,126,434

Health Care (8.0%)
Biotechnology (3.0%)
AbbVie, Inc.	158,348	34,439,107
Alnylam Pharmaceuticals, Inc.*	11,330	3,748,757
Amgen, Inc.	35,463	12,477,657
Apellis Pharmaceuticals, Inc.*	9,635	387,616
Caris Life Sciences, Inc.*	4,047	72,360
Exelixis, Inc.*	19,052	817,140
Gilead Sciences, Inc.	29,968	4,176,640
Halozyme Therapeutics, Inc.*	10,370	670,213
Incyte Corp.*	3,709	349,091
Insmed, Inc.*	17,542	2,868,468
Ionis Pharmaceuticals, Inc.*	13,135	986,307
Natera, Inc.*	11,807	2,361,282
Neurocrine Biosciences, Inc.*	7,405	975,535
Sarepta Therapeutics, Inc.*	7,356	160,067
Summit Therapeutics, Inc.*	10,440	197,942
Ultragenyx Pharmaceutical, Inc.*	8,239	172,607
Vertex Pharmaceuticals, Inc.*	22,686	10,130,207
Viking Therapeutics, Inc.*	769	25,023

		75,016,019

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (1.1%)
Boston Scientific Corp.*	22,743	$1,427,123
Dexcom, Inc.*	34,947	2,194,672
IDEXX Laboratories, Inc.*	7,121	4,001,219
Inspire Medical Systems, Inc.*	2,560	132,045
Insulet Corp.*	6,267	1,315,067
Intuitive Surgical, Inc.*	31,550	14,544,234
Masimo Corp.*	4,028	716,460
Penumbra, Inc.*	3,386	1,111,861
ResMed, Inc.	3,085	692,521
Stryker Corp.	7,912	2,599,804

		28,735,006

Health Care Providers & Services (0.8%)
Cardinal Health, Inc.	10,719	2,265,032
Cencora, Inc.	16,366	5,141,215
Chemed Corp.	111	41,929
Cigna Group (The)	1,872	499,356
DaVita, Inc.*	3,139	482,433
HCA Healthcare, Inc.	3,065	1,450,481
McKesson Corp.	10,197	8,824,076
Molina Healthcare, Inc.*	2,494	332,450

		19,036,972

Health Care Technology (0.1%)
Doximity, Inc., Class A*	11,932	278,015
Veeva Systems, Inc., Class A*	10,612	1,864,104

		2,142,119

Life Sciences Tools & Services (0.1%)
Medpace Holdings, Inc.*	1,995	957,979
Repligen Corp.*	585	68,925
Sotera Health Co.*	2,130	30,544
Tempus AI, Inc., Class A(x)*	8,834	399,474
Waters Corp.*	2,783	828,777

		2,285,699

Pharmaceuticals (2.9%)
Bristol-Myers Squibb Co.	35,046	2,125,540
Corcept Therapeutics, Inc.*	8,400	338,604
Eli Lilly & Co.	71,607	65,861,971
Zoetis, Inc.	31,435	3,715,931

		72,042,046

Total Health Care		199,257,861

Industrials (6.7%)
Aerospace & Defense (2.1%)
Axon Enterprise, Inc.*	6,758	2,870,055
Boeing Co. (The)*	9,488	1,888,397
BWX Technologies, Inc.	1,434	293,239
Carpenter Technology Corp.	760	299,554
FTAI Aviation Ltd.	9,104	2,230,480
GE Aerospace	92,972	26,382,665
HEICO Corp.	3,794	1,040,315
HEICO Corp., Class A	6,702	1,414,725
Howmet Aerospace, Inc.	35,841	8,259,917
Karman Holdings, Inc.(x)*	4,544	363,747
Leonardo DRS, Inc.	2,658	118,334
Loar Holdings, Inc.*	3,446	197,421
Lockheed Martin Corp.	5,131	3,101,125
Rocket Lab Corp.*	43,755	2,809,946
StandardAero, Inc.*	1,806	46,649
TransDigm Group, Inc.	864	1,001,341

		52,317,910

Building Products (0.4%)
AAON, Inc.(x)	6,006	496,997
Armstrong World Industries, Inc.	1,128	185,894
Carlisle Cos., Inc.	435	145,125
Lennox International, Inc.(x)	2,838	1,317,201
Simpson Manufacturing Co., Inc.	304	52,172
Trane Technologies plc	19,926	8,303,961

		10,501,350

Commercial Services & Supplies (0.7%)
Cintas Corp.	30,730	5,197,672
Copart, Inc.*	73,620	2,444,184
RB Global, Inc.	1,008	96,617
Rollins, Inc.	26,788	1,430,747
Tetra Tech, Inc.	4,314	129,938
Veralto Corp.	8,788	777,035
Waste Management, Inc.	33,067	7,598,466

		17,674,659

Construction & Engineering (0.5%)
Comfort Systems USA, Inc.	3,109	4,287,280
EMCOR Group, Inc.	1,366	1,008,531
MasTec, Inc.*	1,170	376,436
Quanta Services, Inc.	10,197	5,598,357
WillScot Holdings Corp.	4,048	70,273

		11,340,877

Electrical Equipment (1.2%)
GE Vernova, Inc.	24,132	21,064,823
Rockwell Automation, Inc.	813	291,770
Vertiv Holdings Co., Class A	34,004	8,520,722

		29,877,315

Ground Transportation (0.6%)
Avis Budget Group, Inc.(x)*	518	75,550
Lyft, Inc., Class A*	5,505	73,217
Old Dominion Freight Line, Inc.	924	180,550
Uber Technologies, Inc.*	179,954	12,944,091
U-Haul Holding Co. (Nasdaq Stock Exchange)(x)*	262	12,518
U-Haul Holding Co. (New York Stock Exchange)	3,443	153,799
Union Pacific Corp.	4,220	1,023,856
XPO, Inc.*	2,110	410,501

		14,874,082

Industrial Conglomerates (0.1%)
3M Co.	7,670	1,113,914

Machinery (0.3%)
Allison Transmission Holdings, Inc.	1,246	145,857
Caterpillar, Inc.	5,094	3,608,895
Illinois Tool Works, Inc.	8,479	2,206,999
RBC Bearings, Inc.*	562	305,233

		6,266,984

Passenger Airlines (0.0%)†
Alaska Air Group, Inc.*	1,775	65,285
American Airlines Group, Inc.*	3,672	39,437
Southwest Airlines Co.	4,333	162,791

		267,513

Professional Services (0.5%)
Automatic Data Processing, Inc.	33,417	6,789,666
Booz Allen Hamilton Holding Corp.	10,692	834,297
Broadridge Financial Solutions, Inc.	9,463	1,537,548
Equifax, Inc.	1,893	340,872
ExlService Holdings, Inc.*	13,795	420,058
KBR, Inc.	846	31,184
Paychex, Inc.	9,026	831,475
Paycom Software, Inc.	2,438	296,314
Paylocity Holding Corp.*	3,595	388,404
Verisk Analytics, Inc.	7,508	1,424,643

		12,894,461

Trading Companies & Distributors (0.3%)
Core & Main, Inc., Class A*	9,848	486,491
Fastenal Co.	84,268	3,910,035
Ferguson Enterprises, Inc.	1,005	234,426
SiteOne Landscape Supply, Inc.*	1,271	169,183

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
W.W. Grainger, Inc.	3,337	$3,640,033

		8,440,168

Total Industrials		165,569,233

Information Technology (49.3%)
Communications Equipment (0.6%)
Arista Networks, Inc.*	92,207	11,321,176
Lumentum Holdings, Inc.(x)*	474	333,108
Motorola Solutions, Inc.	6,289	2,729,237
Ubiquiti, Inc.	376	297,149

		14,680,670

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	109,063	13,780,110
CDW Corp.	839	101,536
Jabil, Inc.	6,052	1,607,593

		15,489,239

IT Services (0.5%)
Cloudflare, Inc., Class A*	28,020	5,781,647
Gartner, Inc.*	6,263	991,683
Globant SA*	375	17,291
GoDaddy, Inc., Class A*	12,020	993,693
Kyndryl Holdings, Inc.*	1,317	17,279
MongoDB, Inc.*	672	164,486
Okta, Inc.*	5,892	463,759
Snowflake, Inc., Class A*	29,641	4,470,456
Twilio, Inc., Class A*	2,158	271,520

		13,171,814

Semiconductors & Semiconductor Equipment (21.0%)
Advanced Micro Devices, Inc.*	84,200	17,128,806
Applied Materials, Inc.	20,112	6,874,080
Astera Labs, Inc.*	11,532	1,263,907
Broadcom, Inc.	383,390	118,663,039
Enphase Energy, Inc.*	11,376	430,127
Entegris, Inc.	2,183	255,935
KLA Corp.	11,761	17,317,014
Lam Research Corp.	112,226	23,978,207
Lattice Semiconductor Corp.*	10,338	958,953
MACOM Technology Solutions Holdings, Inc.*	1,470	326,443
Marvell Technology, Inc.	5,280	522,984
Monolithic Power Systems, Inc.	4,137	4,523,189
NVIDIA Corp.	1,836,125	320,220,200
Onto Innovation, Inc.*	967	198,303
QUALCOMM, Inc.	21,850	2,813,843
Texas Instruments, Inc.	33,236	6,452,437

		521,927,467

Software (14.9%)
Adobe, Inc.*	36,639	8,906,208
Appfolio, Inc., Class A*	1,965	310,116
AppLovin Corp., Class A*	21,310	8,481,380
Atlassian Corp., Class A*	14,823	1,011,670
Autodesk, Inc.*	19,043	4,558,894
Bentley Systems, Inc., Class B	14,069	494,103
Cadence Design Systems, Inc.*	24,388	6,776,694
Circle Internet Group, Inc., Class A*	1,575	150,271
Crowdstrike Holdings, Inc., Class A*	22,101	8,628,451
Datadog, Inc., Class A*	27,901	3,293,713
Docusign, Inc.*	13,415	636,005
Dropbox, Inc., Class A(x)*	4,088	92,879
Dynatrace, Inc.*	26,244	970,503
Elastic NV*	8,248	412,318
Fair Isaac Corp.*	1,706	1,821,223
Fortinet, Inc.*	55,306	4,519,606
Gen Digital, Inc.	5,333	100,420
Gitlab, Inc., Class A*	12,641	273,551
Guidewire Software, Inc.*	7,586	1,134,562
HubSpot, Inc.*	4,545	1,109,435
Intuit, Inc.	24,405	10,552,234
Manhattan Associates, Inc.*	5,281	703,007
Microsoft Corp.#	590,491	218,582,054
nCino, Inc.*	1,393	20,867
Nutanix, Inc., Class A*	5,696	216,505
Oracle Corp.	150,461	22,134,318
Palantir Technologies, Inc., Class A*	195,241	28,559,854
Palo Alto Networks, Inc.*	71,499	11,462,720
Pegasystems, Inc.	2,736	116,444
Procore Technologies, Inc.*	11,195	638,115
PTC, Inc.*	1,217	173,410
RingCentral, Inc., Class A	6,705	249,359
Rubrik, Inc., Class A*	7,627	373,494
Salesforce, Inc.	9,128	1,703,924
Samsara, Inc., Class A*	28,655	908,077
SentinelOne, Inc., Class A*	19,859	255,784
ServiceNow, Inc.*	93,349	9,759,638
Strategy, Inc.*	1,544	192,691
Synopsys, Inc.*	12,526	4,966,309
Teradata Corp.*	1,880	48,184
Tyler Technologies, Inc.*	3,190	1,092,192
Unity Software, Inc.*	1,699	37,276
Workday, Inc., Class A*	18,909	2,456,657
Zscaler, Inc.*	8,928	1,252,509

		370,137,624

Technology Hardware, Storage & Peripherals (11.7%)
Apple, Inc.	1,136,159	288,345,793
Dell Technologies, Inc., Class C	3,820	626,976
Everpure, Inc., Class A*	24,100	1,422,864
NetApp, Inc.	6,979	714,580
Super Micro Computer, Inc.(x)*	21,037	479,012

		291,589,225

Total Information Technology		1,226,996,039

Materials (0.3%)
Chemicals (0.3%)
Ecolab, Inc.	5,465	1,453,799
Sherwin-Williams Co. (The)	18,694	5,992,362

		7,446,161

Construction Materials (0.0%)†
Eagle Materials, Inc.(x)	170	32,206
James Hardie Industries plc (ADR)*	8,508	161,142

		193,348

Metals & Mining (0.0%)†
Anglogold Ashanti plc	5,459	531,488
Steel Dynamics, Inc.	1,173	211,140

		742,628

Total Materials		8,382,137

Real Estate (0.4%)
Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	2,919	395,408
CoStar Group, Inc.*	4,625	186,573
Jones Lang LaSalle, Inc.*	1,135	345,403

		927,384

Residential REITs (0.0%)†
Sun Communities, Inc. (REIT)	2,096	264,012
UDR, Inc. (REIT)	1,615	54,555

		318,567

Retail REITs (0.0%)†
Simon Property Group, Inc. (REIT)	6,427	1,198,828

Specialized REITs (0.4%)
American Tower Corp. (REIT)	41,809	7,215,397
Lamar Advertising Co. (REIT), Class A	7,715	977,182

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Public Storage (REIT)	1,858	$503,295

		8,695,874

Total Real Estate		11,140,653

Utilities (0.3%)
Electric Utilities (0.1%)
NRG Energy, Inc.	18,299	2,674,216

Independent Power and Renewable Electricity Producers (0.2%)
Vistra Corp.	30,280	4,551,992

Total Utilities		7,226,208

Total Common Stocks (99.3%) (Cost $547,365,829)		2,473,649,157

SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	1,371,502	1,371,502

Total Short-Term Investments (0.1%) (Cost $1,371,502)		1,371,502

Total Investments in Securities (99.4%) (Cost $548,737,331)		2,475,020,659
Other Assets Less Liabilities (0.6%)		14,023,174

Net Assets (100%)		$2,489,043,833

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $7,403,400.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $4,123,930. This was collateralized by $2,628,505 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.375%, maturing 4/15/26 – 11/15/55 and by cash of $1,399,845 of which $1,371,502 was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	25,526	1,278,831	—	(49,004)	15,640	(298,197)	947,270	7,246	—

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	48	6/2026	USD	15,769,800	(276,582)

					(276,582)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$299,823,877	$—	$—	$299,823,877
Consumer Discretionary	325,490,049	—	—	325,490,049
Consumer Staples	72,477,756	—	—	72,477,756
Energy	11,158,910	—	—	11,158,910
Financials	146,126,434	—	—	146,126,434
Health Care	199,257,861	—	—	199,257,861
Industrials	165,569,233	—	—	165,569,233
Information Technology	1,226,996,039	—	—	1,226,996,039
Materials	8,382,137	—	—	8,382,137
Real Estate	11,140,653	—	—	11,140,653
Utilities	7,226,208	—	—	7,226,208
Short-Term Investments
Investment Companies	1,371,502	—	—	1,371,502

Total Assets	$2,475,020,659	$—	$—	$2,475,020,659

Liabilities:
Futures	$(276,582)	$—	$—	$(276,582)

Total Liabilities	$(276,582)	$—	$—	$(276,582)

Total	$2,474,744,077	$—	$—	$2,474,744,077

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,952,002,193
Aggregate gross unrealized depreciation	(26,823,964)

Net unrealized appreciation	$1,925,178,229

Federal income tax cost of investments in securities and derivative instruments, if applicable	$549,565,848

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.1%)
Diversified Telecommunication Services (0.0%)†
AST SpaceMobile, Inc., Class A*	13,923	$1,153,799
GCI Liberty, Inc., Class C*	210	7,814
Iridium Communications, Inc.	1,144	31,735

		1,193,348

Entertainment (2.0%)
Liberty Media Corp.-Liberty Formula One, Class A*	429	33,496
Liberty Media Corp.-Liberty Formula One, Class C*	4,637	394,238
Live Nation Entertainment, Inc.*	11,017	1,680,203
Netflix, Inc.*	580,248	55,790,845
ROBLOX Corp., Class A*	44,004	2,488,866
Roku, Inc.*	1,019	96,418
Spotify Technology SA*	10,732	5,204,054
Take-Two Interactive Software, Inc.*	4,401	869,197
TKO Group Holdings, Inc., Class A	2,087	420,844
Walt Disney Co. (The)	107,418	10,352,947

		77,331,108

Interactive Media & Services (8.1%)
Alphabet, Inc., Class A	356,063	102,389,476
Alphabet, Inc., Class C	370,716	106,343,592
Meta Platforms, Inc., Class A	197,958	113,257,710
Pinterest, Inc., Class A*	20,900	383,306
Reddit, Inc., Class A*	8,849	1,191,518
Trump Media & Technology Group Corp.*	5,614	52,098

		323,617,700

Media (0.0%)†
DoubleVerify Holdings, Inc.*	3,980	37,810
Liberty Broadband Corp., Class A*	14	703
Liberty Broadband Corp., Class C*	1,442	72,533
Nexstar Media Group, Inc., Class A	199	35,985
NIQ Global Intelligence plc*	2,085	23,707
Trade Desk, Inc. (The), Class A*	30,189	684,988

		855,726

Total Communication Services		402,997,882

Consumer Discretionary (9.9%)
Automobile Components (0.0%)†
Mobileye Global, Inc., Class A*	244,558	1,680,113

Automobiles (2.9%)
Tesla, Inc.*	316,729	117,744,006

Broadline Retail (3.6%)
Alibaba Group Holding Ltd. (ADR)	43,302	5,432,669
Amazon.com, Inc.*	659,325	137,317,618
Coupang, Inc., Class A*	91,279	1,723,348
Etsy, Inc.*	3,606	180,228
MercadoLibre, Inc.*	259	447,816
Sea Ltd. (ADR)*	461	38,175

		145,139,854

Distributors (0.0%)†
Pool Corp.	408	82,551

Diversified Consumer Services (0.0%)†
Bright Horizons Family Solutions, Inc.*	448	36,794
Duolingo, Inc., Class A*	2,861	282,009
Grand Canyon Education, Inc.*	476	80,934
H&R Block, Inc.	1,362	43,230

		442,967

Hotels, Restaurants & Leisure (2.1%)
Airbnb, Inc., Class A*	64,901	8,195,698
Booking Holdings, Inc.	2,420	10,188,974
Carnival Corp.	23,754	614,754
Cava Group, Inc.*	7,109	575,118
Chipotle Mexican Grill, Inc.*	91,848	2,940,054
Choice Hotels International, Inc.	502	51,957
Churchill Downs, Inc.	3,970	356,625
Darden Restaurants, Inc.	7,618	1,493,433
Domino’s Pizza, Inc.	689	247,206
DoorDash, Inc., Class A*	26,462	3,973,269
DraftKings, Inc., Class A*	34,240	740,269
Dutch Bros, Inc., Class A*	8,355	423,264
Expedia Group, Inc.	8,094	1,868,824
Flutter Entertainment plc, Class DI*	9,307	948,849
Hilton Worldwide Holdings, Inc.	15,913	4,838,825
Las Vegas Sands Corp.	21,092	1,136,437
Marriott International, Inc., Class A	11,876	3,884,283
McDonald’s Corp.	19,575	6,083,714
Norwegian Cruise Line Holdings Ltd.*	28,870	539,869
Planet Fitness, Inc., Class A*	5,978	444,644
Restaurant Brands International, Inc.	14,694	1,085,887
Royal Caribbean Cruises Ltd.	17,677	4,864,357
Starbucks Corp.	165,066	14,788,263
Texas Roadhouse, Inc., Class A	4,716	778,800
Travel + Leisure Co.	1,255	86,833
Vail Resorts, Inc.	2,063	264,724
Viking Holdings Ltd.*	12,418	912,475
Wendy’s Co. (The)	4,343	30,184
Wingstop, Inc.	1,979	306,686
Wyndham Hotels & Resorts, Inc.	4,724	383,731
Yum China Holdings, Inc.	78,786	3,843,181
Yum! Brands, Inc.	33,257	5,170,798

		82,061,985

Household Durables (0.1%)
DR Horton, Inc.	10,123	1,389,078
SharkNinja, Inc.*	1,180	124,962
Somnigroup International, Inc.	14,403	1,064,670
TopBuild Corp.*	125	43,912

		2,622,622

Specialty Retail (1.0%)
AutoZone, Inc.*	371	1,253,156
Burlington Stores, Inc.*	4,347	1,414,427
Carvana Co.*	11,052	3,474,528
Chewy, Inc., Class A*	15,561	420,147
Floor & Decor Holdings, Inc., Class A*	2,061	104,699
Home Depot, Inc. (The)	52,943	17,412,423
Lithia Motors, Inc., Class A	175	43,701
Murphy USA, Inc.	1,213	599,186
O’Reilly Automotive, Inc.*	54,019	4,986,494
RH*	188	26,286
Ross Stores, Inc.	4,537	982,850
TJX Cos., Inc. (The)	39,021	6,231,654
Tractor Supply Co.	37,029	1,677,414
Ulta Beauty, Inc.*	804	420,259
Valvoline, Inc.*	8,036	270,652
Wayfair, Inc., Class A*	8,385	630,636
Williams-Sonoma, Inc.	1,298	236,664

		40,185,176

Textiles, Apparel & Luxury Goods (0.2%)
Birkenstock Holding plc*	970	34,755
Deckers Outdoor Corp.*	10,338	1,034,731
Lululemon Athletica, Inc.*	4,010	613,931
NIKE, Inc., Class B	45,167	2,385,721
On Holding AG, Class A*	15,897	540,816
Ralph Lauren Corp.	175	60,198

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Tapestry, Inc.	13,083	$1,846,142

		6,516,294

Total Consumer Discretionary		396,475,568

Consumer Staples (2.8%)
Beverages (1.2%)
Boston Beer Co., Inc. (The), Class A*	10,957	2,524,493
Celsius Holdings, Inc.*	11,713	415,577
Coca-Cola Co. (The)	220,521	16,770,622
Coca-Cola Consolidated, Inc.	617	118,304
Monster Beverage Corp.*	376,844	27,306,116
PepsiCo, Inc.	13,093	2,033,212

		49,168,324

Consumer Staples Distribution & Retail (1.2%)
BJ’s Wholesale Club Holdings, Inc.*	1,594	156,881
Casey’s General Stores, Inc.	396	288,233
Costco Wholesale Corp.	30,969	30,858,441
Dollar General Corp.	13,704	1,627,076
Performance Food Group Co.*	1,149	98,423
Sprouts Farmers Market, Inc.*	6,974	537,905
Sysco Corp.	17,810	1,270,387
Walmart, Inc.	107,097	13,310,015

		48,147,361

Food Products (0.0%)†
Darling Ingredients, Inc.*	1,067	65,994
Freshpet, Inc.*	802	47,286
Hershey Co. (The)	1,254	260,694

		373,974

Household Products (0.2%)
Colgate-Palmolive Co.	26,584	2,265,754
Kimberly-Clark Corp.	8,527	822,600
Procter & Gamble Co. (The)	23,180	3,348,119

		6,436,473

Tobacco (0.2%)
Philip Morris International, Inc.	47,504	7,854,311

Total Consumer Staples		111,980,443

Energy (0.4%)
Energy Equipment & Services (0.0%)†
SLB Ltd.	8,442	433,835

Oil, Gas & Consumable Fuels (0.4%)
Cheniere Energy, Inc.	8,424	2,390,394
Exxon Mobil Corp.	42,747	7,252,456
HF Sinclair Corp.	966	60,269
Phillips 66	2,053	374,015
Targa Resources Corp.	14,819	3,715,568
Texas Pacific Land Corp.	4,025	1,910,104
Williams Cos., Inc. (The)	4,601	334,861

		16,037,667

Total Energy		16,471,502

Financials (5.5%)
Banks (0.2%)
Bank of America Corp.	36,415	1,775,231
Citigroup, Inc.	21,589	2,448,409
NU Holdings Ltd., Class A*	233,385	3,353,742
Popular, Inc.	369	49,509
Western Alliance Bancorp	1,375	97,419

		7,724,310

Capital Markets (1.6%)
Ameriprise Financial, Inc.	5,786	2,571,298
Ares Management Corp., Class A	13,025	1,421,028
Bank of New York Mellon Corp. (The)	3,610	428,254
Blackstone, Inc.	51,752	5,950,962
Blue Owl Capital, Inc., Class A	45,229	412,941
Brookfield Asset Management Ltd., Class A	9,400	417,830
Bullish*	864	30,871
Charles Schwab Corp. (The)	68,473	6,435,093
Coinbase Global, Inc., Class A*	1,568	273,788
FactSet Research Systems, Inc.	12,759	2,768,575
Freedom Holding Corp.*	1,209	175,160
Goldman Sachs Group, Inc. (The)	12,331	10,431,903
Hamilton Lane, Inc., Class A	1,987	197,508
Houlihan Lokey, Inc., Class A	1,542	221,462
Interactive Brokers Group, Inc., Class A	1,377	92,355
Intercontinental Exchange, Inc.	7,199	1,132,259
Jefferies Financial Group, Inc.	2,277	93,972
KKR & Co., Inc.	11,593	1,072,352
Lazard, Inc.	1,297	55,097
LPL Financial Holdings, Inc.	5,540	1,666,598
Moody’s Corp.	10,846	4,731,567
Morningstar, Inc.	972	164,317
MSCI, Inc.	26,570	14,321,496
Robinhood Markets, Inc., Class A*	11,416	791,129
SEI Investments Co.	78,727	6,177,708
TPG, Inc., Class A	8,855	358,716
Tradeweb Markets, Inc., Class A	596	70,125
XP, Inc., Class A	2,181	41,526

		62,505,890

Consumer Finance (0.1%)
Ally Financial, Inc.	1,980	77,675
American Express Co.	12,355	3,737,140
Credit Acceptance Corp.*	2	847
Figure Technology Solutions, Inc., Class A*	959	32,558
SLM Corp.	1,755	37,575
SoFi Technologies, Inc.*	12,571	199,628

		4,085,423

Financial Services (3.3%)
Affirm Holdings, Inc., Class A*	11,646	533,620
Apollo Global Management, Inc.	20,456	2,279,207
Berkshire Hathaway, Inc., Class B*	11,820	5,664,144
Block, Inc., Class A*	74,816	4,502,427
Corpay, Inc.*	4,707	1,369,690
Fiserv, Inc.*	10,534	587,797
Mastercard, Inc., Class A	100,499	50,215,330
PayPal Holdings, Inc.	56,687	2,563,953
Shift4 Payments, Inc., Class A*	4,863	212,659
Toast, Inc., Class A*	33,000	874,830
UWM Holdings Corp., Class A	1,039	3,761
Visa, Inc., Class A	212,491	64,223,280
WEX, Inc.*	244	37,342

		133,068,040

Insurance (0.3%)
Aon plc, Class A	31,806	10,266,341
Arthur J Gallagher & Co.	1,133	245,385
Brown & Brown, Inc.	2,365	154,222
Everest Group Ltd.	360	117,666
Kinsale Capital Group, Inc.	1,576	538,456
Markel Group, Inc.*	181	346,447
Marsh & McLennan Cos., Inc.	3,935	682,526
Progressive Corp. (The)	2,095	415,313
RLI Corp.	581	33,140

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Ryan Specialty Holdings, Inc., Class A	7,575	$255,580

		13,055,076

Total Financials		220,438,739

Health Care (8.1%)
Biotechnology (3.1%)
AbbVie, Inc.	140,578	30,574,309
Alnylam Pharmaceuticals, Inc.*	63,364	20,965,247
Amgen, Inc.	39,541	13,912,501
Apellis Pharmaceuticals, Inc.*	6,563	264,030
Caris Life Sciences, Inc.*	1,156	20,669
CRISPR Therapeutics AG*	51,606	2,454,897
Exelixis, Inc.*	15,186	651,328
Gilead Sciences, Inc.	79,504	11,080,472
Halozyme Therapeutics, Inc.*	8,266	534,232
Incyte Corp.*	2,956	278,219
Insmed, Inc.*	61,968	10,133,007
Ionis Pharmaceuticals, Inc.*	10,470	786,192
Natera, Inc.*	36,828	7,365,232
Neurocrine Biosciences, Inc.*	5,903	777,661
Regeneron Pharmaceuticals, Inc.	18,064	13,956,969
Sarepta Therapeutics, Inc.*	4,698	102,228
Summit Therapeutics, Inc.*	7,111	134,825
Ultragenyx Pharmaceutical, Inc.*	7,329	153,543
Vertex Pharmaceuticals, Inc.*	17,709	7,907,777
Viking Therapeutics, Inc.*	1,147	37,323

		122,090,661

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	39,399	4,045,095
Boston Scientific Corp.*	17,564	1,102,141
Dexcom, Inc.*	27,259	1,711,865
IDEXX Laboratories, Inc.*	16,373	9,199,825
Inspire Medical Systems, Inc.*	1,741	89,801
Insulet Corp.*	4,821	1,011,639
Intuitive Surgical, Inc.*	48,034	22,143,194
Masimo Corp.*	3,211	571,140
Penumbra, Inc.*	2,665	875,106
ResMed, Inc.	2,459	551,996
Stryker Corp.	6,176	2,029,372

		43,331,174

Health Care Providers & Services (0.5%)
Cardinal Health, Inc.	8,359	1,766,340
Cencora, Inc.	12,775	4,013,139
Chemed Corp.	82	30,975
Cigna Group (The)	1,492	397,991
DaVita, Inc.*	2,502	384,533
HCA Healthcare, Inc.	2,364	1,118,739
Hims & Hers Health, Inc.*	8,972	186,259
McKesson Corp.	13,281	11,492,846
Molina Healthcare, Inc.*	2,071	276,064

		19,666,886

Health Care Technology (0.3%)
Doximity, Inc., Class A*	202,465	4,717,434
Veeva Systems, Inc., Class A*	47,321	8,312,407

		13,029,841

Life Sciences Tools & Services (0.1%)
Illumina, Inc.*	24,122	2,973,278
Medpace Holdings, Inc.*	1,590	763,502
Repligen Corp.*	399	47,010
Sotera Health Co.*	925	13,264
Tempus AI, Inc., Class A*	6,844	309,486
Waters Corp.*	2,219	660,818

		4,767,358

Pharmaceuticals (3.0%)
Bristol-Myers Squibb Co.	67,022	4,064,884
Corcept Therapeutics, Inc.*	6,922	279,026
Eli Lilly & Co.	80,627	74,158,296
Johnson & Johnson	43,112	10,538,297
Merck & Co., Inc.	49,208	5,919,230
Novartis AG (ADR)	31,940	4,878,835
Novo Nordisk A/S (ADR)	144,287	5,302,547
Roche Holding AG (ADR)	96,554	4,799,700
Zoetis, Inc.	88,428	10,453,074

		120,393,889

Total Health Care		323,279,809

Industrials (5.3%)
Aerospace & Defense (1.9%)
Axon Enterprise, Inc.*	5,315	2,257,227
Boeing Co. (The)*	118,939	23,672,429
BWX Technologies, Inc.	1,171	239,458
Carpenter Technology Corp.	624	245,950
FTAI Aviation Ltd.	7,087	1,736,315
GE Aerospace	96,056	27,257,811
HEICO Corp.	3,024	829,181
HEICO Corp., Class A	5,164	1,090,069
Howmet Aerospace, Inc.	27,978	6,447,810
Karman Holdings, Inc.*	3,622	289,941
Leonardo DRS, Inc.	1,810	80,581
Loar Holdings, Inc.*	2,957	169,407
Lockheed Martin Corp.	4,006	2,421,186
Rocket Lab Corp.*	53,836	3,457,348
RTX Corp.	31,865	6,146,758
StandardAero, Inc.*	1,207	31,177
TransDigm Group, Inc.	688	797,364

		77,170,012

Air Freight & Logistics (0.1%)
Expeditors International of Washington, Inc.	39,944	5,721,179

Building Products (0.2%)
AAON, Inc.	4,787	396,124
Armstrong World Industries, Inc.	1,006	165,789
Carlisle Cos., Inc.	307	102,421
Lennox International, Inc.	2,263	1,050,326
Simpson Manufacturing Co., Inc.	231	39,644
Trane Technologies plc	18,040	7,517,990

		9,272,294

Commercial Services & Supplies (0.4%)
Cintas Corp.	23,988	4,057,330
Copart, Inc.*	57,468	1,907,938
RB Global, Inc.	687	65,849
Rollins, Inc.	58,485	3,123,684
Tetra Tech, Inc.	3,020	90,962
Veralto Corp.	6,741	596,039
Waste Management, Inc.	25,812	5,931,340

		15,773,142

Construction & Engineering (0.3%)
Comfort Systems USA, Inc.	2,427	3,346,809
EMCOR Group, Inc.	1,089	804,020
MasTec, Inc.*	933	300,183
Quanta Services, Inc.	14,717	8,079,927
WillScot Holdings Corp.	2,758	47,879

		12,578,818

Electrical Equipment (0.9%)
GE Vernova, Inc.	31,266	27,292,091
Rockwell Automation, Inc.	667	239,373

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Vertiv Holdings Co., Class A	26,544	$6,651,396

		34,182,860

Ground Transportation (0.5%)
Avis Budget Group, Inc.*	353	51,485
Lyft, Inc., Class A*	3,884	51,657
Old Dominion Freight Line, Inc.	638	124,665
Uber Technologies, Inc.*	186,319	13,401,926
U-Haul Holding Co. (Nasdaq Stock Exchange)*	680	32,491
U-Haul Holding Co. (New York Stock Exchange)	2,345	104,751
Union Pacific Corp.	16,994	4,123,084
XPO, Inc.*	1,682	327,233

		18,217,292

Industrial Conglomerates (0.2%)
3M Co.	50,896	7,391,626

Machinery (0.4%)
Allison Transmission Holdings, Inc.	869	101,725
Caterpillar, Inc.	3,977	2,817,545
Deere & Co.	18,525	10,435,133
Illinois Tool Works, Inc.	6,608	1,719,996
RBC Bearings, Inc.*	457	248,206

		15,322,605

Passenger Airlines (0.0%)†
Alaska Air Group, Inc.*	1,289	47,409
American Airlines Group, Inc.*	2,933	31,501
Southwest Airlines Co.	3,275	123,042

		201,952

Professional Services (0.2%)
Automatic Data Processing, Inc.	26,086	5,300,153
Booz Allen Hamilton Holding Corp.	8,523	665,050
Broadridge Financial Solutions, Inc.	7,317	1,188,866
Equifax, Inc.	1,523	274,247
ExlService Holdings, Inc.*	10,997	334,859
KBR, Inc.	788	29,046
Paychex, Inc.	7,195	662,803
Paycom Software, Inc.	2,027	246,362
Paylocity Holding Corp.*	2,880	311,155
Verisk Analytics, Inc.	5,787	1,098,083

		10,110,624

Trading Companies & Distributors (0.2%)
Core & Main, Inc., Class A*	7,850	387,790
Fastenal Co.	65,780	3,052,192
Ferguson Enterprises, Inc.	872	203,403
SiteOne Landscape Supply, Inc.*	865	115,140
W.W. Grainger, Inc.	2,605	2,841,560

		6,600,085

Total Industrials		212,542,489

Information Technology (33.4%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	71,978	8,837,459
Ciena Corp.*	15,105	5,864,214
Lumentum Holdings, Inc.*	4,209	2,957,917
Motorola Solutions, Inc.	4,897	2,125,151
Ubiquiti, Inc.	307	242,619

		20,027,360

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	117,636	14,863,309
CDW Corp.	578	69,949
Celestica, Inc.*	7,666	2,159,359
Jabil, Inc.	4,724	1,254,836

		18,347,453

IT Services (1.1%)
Accenture plc, Class A	22,140	4,390,140
Cloudflare, Inc., Class A*	22,167	4,573,939
Gartner, Inc.*	4,889	774,124
Globant SA*	435	20,058
GoDaddy, Inc., Class A*	9,581	792,061
International Business Machines Corp.	26,423	6,404,671
Kyndryl Holdings, Inc.*	930	12,201
MongoDB, Inc.*	458	112,105
Okta, Inc.*	4,697	369,701
Shopify, Inc., Class A*	186,948	22,175,772
Snowflake, Inc., Class A*	29,341	4,425,210
Twilio, Inc., Class A*	10,976	1,381,000

		45,430,982

Semiconductors & Semiconductor Equipment (14.2%)
Advanced Micro Devices, Inc.*	86,396	17,575,538
Analog Devices, Inc.	8,404	2,673,649
Applied Materials, Inc.	15,700	5,366,103
ARM Holdings plc (ADR)*	81,309	12,300,426
Astera Labs, Inc.*	8,975	983,660
Broadcom, Inc.	383,244	118,617,850
Enphase Energy, Inc.*	9,068	342,861
Entegris, Inc.	1,834	215,018
KLA Corp.	9,181	13,518,196
Lam Research Corp.	123,092	26,299,837
Lattice Semiconductor Corp.*	8,241	764,435
MACOM Technology Solutions Holdings, Inc.*	1,138	252,716
Marvell Technology, Inc.	4,298	425,717
Monolithic Power Systems, Inc.	3,229	3,530,427
NVIDIA Corp.	1,962,716	342,297,670
Onto Innovation, Inc.*	659	135,141
QUALCOMM, Inc.	55,078	7,092,945
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	19,258	6,508,241
Texas Instruments, Inc.	51,942	10,084,020

		568,984,450

Software (10.2%)
Adobe, Inc.*	28,601	6,952,331
Appfolio, Inc., Class A*	1,577	248,882
AppLovin Corp., Class A*	17,463	6,950,274
Atlassian Corp., Class A*	11,816	806,442
Autodesk, Inc.*	63,974	15,315,376
Bentley Systems, Inc., Class B	11,214	393,836
Cadence Design Systems, Inc.*	19,038	5,290,089
Circle Internet Group, Inc., Class A*	1,230	117,354
Crowdstrike Holdings, Inc., Class A*	18,390	7,179,640
Datadog, Inc., Class A*	21,779	2,571,011
Docusign, Inc.*	10,812	512,597
Dropbox, Inc., Class A*	3,263	74,135
Dynatrace, Inc.*	20,920	773,622
Elastic NV*	6,574	328,634
Fair Isaac Corp.*	1,332	1,421,963
Fortinet, Inc.*	43,172	3,528,016
Gen Digital, Inc.	3,633	68,409
Gitlab, Inc., Class A*	10,694	231,418
Guidewire Software, Inc.*	6,047	904,389
HubSpot, Inc.*	3,623	884,374
Intuit, Inc.	21,397	9,251,635
Manhattan Associates, Inc.*	4,271	568,556
Microsoft Corp.	588,630	217,893,167
nCino, Inc.*	1,199	17,961
Nutanix, Inc., Class A*	4,785	181,878
Oracle Corp.	315,072	46,350,242

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Palantir Technologies, Inc., Class A*	156,146	$22,841,037
Palo Alto Networks, Inc.*	55,574	8,909,624
Pegasystems, Inc.	1,715	72,990
Procore Technologies, Inc.*	8,164	465,348
PTC, Inc.*	839	119,549
RingCentral, Inc., Class A	4,874	181,264
Rubrik, Inc., Class A*	5,727	280,451
Salesforce, Inc.	41,050	7,662,803
Samsara, Inc., Class A*	22,239	704,754
SentinelOne, Inc., Class A*	15,577	200,632
ServiceNow, Inc.*	192,085	20,082,487
Strategy, Inc.*	1,174	146,515
Synopsys, Inc.*	20,899	8,286,036
Teradata Corp.*	1,700	43,571
Tyler Technologies, Inc.*	2,543	870,672
Unity Software, Inc.*	1,124	24,661
Workday, Inc., Class A*	46,606	6,055,052
Zscaler, Inc.*	6,859	962,249

		406,725,926

Technology Hardware, Storage & Peripherals (6.9%)
Apple, Inc.	1,054,332	267,578,918
Dell Technologies, Inc., Class C	3,107	509,952
Everpure, Inc., Class A*	18,969	1,119,930
NetApp, Inc.	5,620	575,432
Super Micro Computer, Inc.*	16,769	381,830
Western Digital Corp.	16,718	4,522,052

		274,688,114

Total Information Technology		1,334,204,285

Materials (0.2%)
Chemicals (0.1%)
Ecolab, Inc.	4,209	1,119,678
Sherwin-Williams Co. (The)	14,592	4,677,466

		5,797,144

Construction Materials (0.0%)†
Eagle Materials, Inc.	171	32,396
James Hardie Industries plc (ADR)*	5,674	107,465

		139,861

Metals & Mining (0.1%)
Anglogold Ashanti plc	4,352	423,711
Freeport-McMoRan, Inc.	30,937	1,818,477
Steel Dynamics, Inc.	1,053	189,540

		2,431,728

Total Materials		8,368,733

Real Estate (0.4%)
Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	2,327	315,215
CoStar Group, Inc.*	197,470	7,965,940
Jones Lang LaSalle, Inc.*	906	275,714

		8,556,869

Residential REITs (0.0%)†
Sun Communities, Inc. (REIT)	1,771	223,075
UDR, Inc. (REIT)	1,100	37,158

		260,233

Retail REITs (0.0%)†
Simon Property Group, Inc. (REIT)	5,123	955,594

Specialized REITs (0.2%)
American Tower Corp. (REIT)	32,636	5,632,321
Lamar Advertising Co. (REIT), Class A	6,150	778,959
Public Storage (REIT)	1,481	401,173

		6,812,453

Total Real Estate		16,585,149

Utilities (0.2%)
Electric Utilities (0.1%)
NRG Energy, Inc.	14,431	2,108,946

Independent Power and Renewable Electricity Producers (0.1%)
Vistra Corp.	32,830	4,935,334

Total Utilities		7,044,280

Total Common Stocks (76.3%) (Cost $1,309,213,831)		3,050,388,879

EXCHANGE TRADED FUNDS (ETF):
Equity (10.9%)
iShares Core S&P 500 ETF	2,079	1,358,023
iShares Morningstar Growth ETF‡	973,485	92,948,348
iShares Morningstar U.S. Equity ETF	15,692	1,410,083
iShares Morningstar Value ETF	30,936	2,881,379
iShares Russell 1000 ETF	3,225	1,149,906
State Street SPDR Portfolio S&P 500 Growth ETF	912,200	89,313,502
State Street SPDR Portfolio S&P 500 Value ETF	88,700	5,018,646
Vanguard Growth ETF	203,182	88,747,866
Vanguard Large-Cap ETF	600	179,310
Vanguard Russell 1000 Growth ETF	1,337,500	146,710,375
Vanguard Russell 1000 Value ETF	25,400	2,380,996
Vanguard Value ETF	14,900	2,923,380

Total Exchange Traded Funds (10.9%) (Cost $168,722,949)		435,021,814

SHORT-TERM INVESTMENTS:
Investment Companies (5.1%)
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	201,116,174	201,136,285

Total Short-Term Investments (5.1%) (Cost $201,153,412)		201,136,285

Total Investments in Securities (92.3%) (Cost $1,679,090,192)		3,686,546,978
Other Assets Less Liabilities (7.7%)		309,694,379

Net Assets (100%)		$3,996,241,357

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Growth ETF	973,485	240,185,183	—	(131,831,882)	93,638,787	(109,043,740)	92,948,348	209,339	—

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 1000 Growth E-Mini Index	2,214	6/2026	USD	478,866,060	(16,142,175)

					(16,142,175)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$402,997,882	$—	$—	$402,997,882
Consumer Discretionary	396,475,568	—	—	396,475,568
Consumer Staples	111,980,443	—	—	111,980,443
Energy	16,471,502	—	—	16,471,502
Financials	220,438,739	—	—	220,438,739
Health Care	323,279,809	—	—	323,279,809
Industrials	212,542,489	—	—	212,542,489
Information Technology	1,334,204,285	—	—	1,334,204,285
Materials	8,368,733	—	—	8,368,733
Real Estate	16,585,149	—	—	16,585,149
Utilities	7,044,280	—	—	7,044,280
Exchange Traded Funds	435,021,814	—	—	435,021,814
Short-Term Investments
Investment Companies	201,136,285	—	—	201,136,285

Total Assets	$3,686,546,978	$—	$—	$3,686,546,978

Liabilities:
Futures	$(16,142,175)	$—	$—	$(16,142,175)

Total Liabilities	$(16,142,175)	$—	$—	$(16,142,175)

Total	$3,670,404,803	$—	$—	$3,670,404,803

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,041,424,149
Aggregate gross unrealized depreciation	(74,254,318)

Net unrealized appreciation	$1,967,169,831

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,703,234,972

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.8%)
Diversified Telecommunication Services (1.7%)
AST SpaceMobile, Inc., Class A*	534	$44,253
AT&T, Inc.	220,571	6,394,353
Comcast Corp., Class A	115,352	3,311,756
GCI Liberty, Inc., Class A*	83	3,059
GCI Liberty, Inc., Class C*	811	30,177
Iridium Communications, Inc.	2,700	74,898
Liberty Global Ltd., Class A*	5,340	64,560
Liberty Global Ltd., Class C*	4,275	50,146
Verizon Communications, Inc.	134,791	6,766,508

		16,739,710

Entertainment (1.1%)
Electronic Arts, Inc.	8,025	1,636,057
Liberty Media Corp.-Liberty Formula One, Class A*	499	38,962
Liberty Media Corp.-Liberty Formula One, Class C*	4,617	392,537
Madison Square Garden Sports Corp.*	514	165,200
Roku, Inc.*	3,579	338,645
Take-Two Interactive Software, Inc.*	3,843	758,993
TKO Group Holdings, Inc., Class A	1,259	253,877
Walt Disney Co. (The)	57,796	5,570,378
Warner Bros Discovery, Inc.*	74,331	2,041,129

		11,195,778

Interactive Media & Services (4.3%)
Alphabet, Inc., Class A	65,847	18,934,963
Alphabet, Inc., Class C	53,616	15,380,286
IAC, Inc.*	2,144	85,824
Match Group, Inc.	7,654	235,054
Meta Platforms, Inc., Class A	12,428	7,110,432
Pinterest, Inc., Class A(x)*	9,489	174,028
Trump Media & Technology Group Corp.(x)*	2,342	21,734
ZoomInfo Technologies, Inc., Class A*	8,465	50,621

		41,992,942

Media (0.4%)
Charter Communications, Inc., Class A*	2,668	575,968
DoubleVerify Holdings, Inc.*	2,363	22,448
Fox Corp., Class A	6,587	384,681
Fox Corp., Class B	4,760	252,756
Liberty Broadband Corp., Class A*	416	20,892
Liberty Broadband Corp., Class C*	2,858	143,757
New York Times Co. (The), Class A	5,121	428,781
News Corp., Class A	12,082	301,204
News Corp., Class B	4,021	114,639
Nexstar Media Group, Inc., Class A	846	152,982
NIQ Global Intelligence plc(x)*	762	8,664
Omnicom Group, Inc.	10,218	769,518
Sirius XM Holdings, Inc.	6,057	139,796
Versant Media Group, Inc.*	4,614	170,810

		3,486,896

Wireless Telecommunication Services (0.3%)
Millicom International Cellular SA	3,183	238,534
T-Mobile US, Inc.	15,379	3,230,052

		3,468,586

Total Communication Services		76,883,912

Consumer Discretionary (6.9%)
Automobile Components (0.1%)
Aptiv plc*	6,932	481,358
BorgWarner, Inc.	6,772	367,449
Gentex Corp.	7,002	152,994
Lear Corp.	1,649	199,661
QuantumScape Corp., Class A*	14,345	91,521

		1,292,983

Automobiles (0.4%)
Ford Motor Co.	124,588	1,437,745
General Motors Co.	29,772	2,218,014
Harley-Davidson, Inc.	3,495	70,669
Lucid Group, Inc., Class A(x)*	3,964	37,777
Rivian Automotive, Inc., Class A*	25,095	377,680
Thor Industries, Inc.	1,607	128,383

		4,270,268

Broadline Retail (2.0%)
Amazon.com, Inc.*	84,167	17,529,461
Dillard’s, Inc., Class A	94	53,779
eBay, Inc.	14,417	1,312,235
Etsy, Inc.*	1,334	66,673
Macy’s, Inc.	8,523	154,181
Ollie’s Bargain Outlet Holdings, Inc.*	1,954	179,846

		19,296,175

Distributors (0.1%)
Genuine Parts Co.	4,426	468,050
LKQ Corp.	8,196	240,717
Pool Corp.	856	173,194

		881,961

Diversified Consumer Services (0.1%)
ADT, Inc.	16,290	107,025
Bright Horizons Family Solutions, Inc.*	1,579	129,683
Grand Canyon Education, Inc.*	631	107,289
H&R Block, Inc.	3,360	106,646
Liberty Live Holdings, Inc., Class A*	628	57,550
Liberty Live Holdings, Inc., Class C*	1,460	137,401
Service Corp. International	4,352	359,084

		1,004,678

Hotels, Restaurants & Leisure (1.5%)
Aramark	8,326	337,536
Booking Holdings, Inc.	63	265,250
Boyd Gaming Corp.	1,755	144,226
Caesars Entertainment, Inc.*	6,464	170,844
Carnival Corp.	23,854	617,341
Choice Hotels International, Inc.(x)	600	62,100
Churchill Downs, Inc.	331	29,734
Darden Restaurants, Inc.	187	36,659
Domino’s Pizza, Inc.	697	250,077
Flutter Entertainment plc, Class DI*	870	88,696
Hyatt Hotels Corp., Class A	1,296	186,352
Marriott International, Inc., Class A	1,666	544,899
McDonald’s Corp.	21,524	6,689,444
MGM Resorts International*	6,538	241,971
Norwegian Cruise Line Holdings Ltd.*	1,396	26,105
Penn Entertainment, Inc.*	4,607	69,243
Restaurant Brands International, Inc.	3,744	276,682
Starbucks Corp.	31,498	2,821,906
Travel + Leisure Co.	1,317	91,123
Vail Resorts, Inc.(x)	201	25,792
Wendy’s Co. (The)(x)	2,880	20,016
Wyndham Hotels & Resorts, Inc.	246	19,983
Wynn Resorts Ltd.	2,434	247,173
Yum! Brands, Inc.	5,906	918,265

		14,181,417

Household Durables (0.6%)
DR Horton, Inc.	8,394	1,151,825
Garmin Ltd.	5,201	1,206,684
Lennar Corp., Class A	6,547	568,541
Lennar Corp., Class B(x)	301	25,320

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Mohawk Industries, Inc.*	1,619	$159,407
Newell Brands, Inc.	13,303	45,629
NVR, Inc.*	87	573,315
PulteGroup, Inc.	6,199	729,064
SharkNinja, Inc.*	2,204	233,404
Toll Brothers, Inc.	3,060	417,598
TopBuild Corp.*	832	292,282
Whirlpool Corp.(x)	1,924	103,742

		5,506,811

Leisure Products (0.1%)
Brunswick Corp.	2,090	152,069
Hasbro, Inc.	4,218	394,805
Mattel, Inc.*	9,863	143,309
YETI Holdings, Inc.*	2,583	94,512

		784,695

Specialty Retail (1.7%)
AutoNation, Inc.*	848	165,580
AutoZone, Inc.*	450	1,520,001
Bath & Body Works, Inc.	6,577	122,793
Best Buy Co., Inc.	6,168	395,986
CarMax, Inc.*	4,679	194,553
Dick’s Sporting Goods, Inc.	2,020	400,546
Five Below, Inc.*	1,718	392,529
Floor & Decor Holdings, Inc., Class A*	2,316	117,653
GameStop Corp., Class A*	13,077	301,294
Gap, Inc. (The)	7,233	175,039
Home Depot, Inc. (The)	7,560	2,486,408
Lithia Motors, Inc., Class A	675	168,561
Lowe’s Cos., Inc.	17,887	4,226,340
O’Reilly Automotive, Inc.*	2,176	200,867
Penske Automotive Group, Inc.	584	87,320
RH*	405	56,627
Ross Stores, Inc.	8,137	1,762,718
TJX Cos., Inc. (The)	17,849	2,850,485
Ulta Beauty, Inc.*	1,081	565,049
Valvoline, Inc.(x)*	462	15,560
Wayfair, Inc., Class A*	2,564	192,838
Williams-Sonoma, Inc.	3,215	586,191

		16,984,938

Textiles, Apparel & Luxury Goods (0.3%)
Amer Sports, Inc.*	4,761	156,732
Birkenstock Holding plc(x)*	1,191	42,674
Columbia Sportswear Co.	830	45,492
Crocs, Inc.*	1,606	133,330
Lululemon Athletica, Inc.*	1,404	214,952
NIKE, Inc., Class B	36,926	1,950,431
PVH Corp.	1,522	106,175
Ralph Lauren Corp.	1,122	385,957
Tapestry, Inc.	546	77,046
Under Armour, Inc., Class A(x)*	6,026	35,614
Under Armour, Inc., Class C*	5,960	34,508
VF Corp.	11,206	190,390

		3,373,301

Total Consumer Discretionary		67,577,227

Consumer Staples (7.5%)
Beverages (1.4%)
Boston Beer Co., Inc. (The), Class A*	247	56,909
Brown-Forman Corp., Class A	1,391	37,265
Brown-Forman Corp., Class B	4,713	124,612
Coca-Cola Co. (The)	63,467	4,826,665
Coca-Cola Consolidated, Inc.	1,561	299,306
Constellation Brands, Inc., Class A	4,534	680,100
Keurig Dr Pepper, Inc.	41,330	1,088,219
Molson Coors Beverage Co., Class B(x)	5,215	224,558
PepsiCo, Inc.	37,744	5,861,266
Primo Brands Corp.	8,193	154,274

		13,353,174

Consumer Staples Distribution & Retail (2.4%)
Albertsons Cos., Inc., Class A	12,610	214,874
BJ’s Wholesale Club Holdings, Inc.*	3,554	349,785
Casey’s General Stores, Inc.	1,004	730,771
Dollar General Corp.	7,010	832,297
Dollar Tree, Inc.*	6,148	673,268
Kroger Co. (The)	19,353	1,400,383
Maplebear, Inc.*	5,499	205,993
Performance Food Group Co.*	4,268	365,597
Sysco Corp.	7,105	506,800
Target Corp.	14,506	1,758,127
US Foods Holding Corp.*	7,158	660,039
Walmart, Inc.	124,978	15,532,266

		23,230,200

Food Products (0.9%)
Archer-Daniels-Midland Co.	15,254	1,108,813
Bunge Global SA	4,299	546,833
Campbell’s Co. (The)(x)	6,187	137,785
Conagra Brands, Inc.	15,188	238,755
Darling Ingredients, Inc.*	4,432	274,119
Flowers Foods, Inc.	5,958	48,558
Freshpet, Inc.*	1,098	64,738
General Mills, Inc.	17,023	633,596
Hershey Co. (The)	4,088	849,854
Hormel Foods Corp.	9,231	209,082
Ingredion, Inc.	2,038	229,601
J M Smucker Co. (The)	3,307	318,927
Kraft Heinz Co. (The)	27,248	612,808
Lamb Weston Holdings, Inc.	4,292	181,380
McCormick & Co., Inc. (Non-Voting)	8,080	407,555
Mondelez International, Inc., Class A	41,348	2,383,299
Pilgrim’s Pride Corp.	1,320	49,843
Post Holdings, Inc.*	1,548	153,035
Seaboard Corp.	8	45,232
Smithfield Foods, Inc.	1,442	40,333
Tyson Foods, Inc., Class A	8,929	572,081

		9,106,227

Household Products (1.4%)
Church & Dwight Co., Inc.	7,669	715,671
Clorox Co. (The)	3,888	402,913
Colgate-Palmolive Co.	13,498	1,150,435
Kimberly-Clark Corp.	6,786	654,645
Procter & Gamble Co. (The)	74,963	10,827,656
Reynolds Consumer Products, Inc.	1,740	36,853

		13,788,173

Personal Care Products (0.2%)
BellRing Brands, Inc.*	4,009	64,505
Coty, Inc., Class A*	11,018	22,146
e.l.f. Beauty, Inc.*	1,747	105,886
Estee Lauder Cos., Inc. (The), Class A	7,820	561,241
Kenvue, Inc.	60,645	1,045,520

		1,799,298

Tobacco (1.2%)
Altria Group, Inc.	53,836	3,552,637
Philip Morris International, Inc.	49,723	8,221,201

		11,773,838

Total Consumer Staples		73,050,910

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (7.6%)
Energy Equipment & Services (0.7%)
Baker Hughes Co.	31,650	$1,932,233
Halliburton Co.	26,784	1,044,308
NOV, Inc.	11,575	217,726
SLB Ltd.	44,085	2,265,528
TechnipFMC plc	12,791	884,242
Weatherford International plc	2,245	212,332

		6,556,369

Oil, Gas & Consumable Fuels (6.9%)
Antero Midstream Corp.	10,673	243,344
Antero Resources Corp.*	9,246	392,400
APA Corp.	11,196	475,158
Cheniere Energy, Inc.	3,739	1,060,979
Chevron Corp.	59,792	12,370,965
Chord Energy Corp.	1,830	260,189
ConocoPhillips	39,914	5,268,648
Coterra Energy, Inc.	24,075	845,996
Devon Energy Corp.	19,582	985,366
Diamondback Energy, Inc.	5,990	1,184,762
DT Midstream, Inc.	3,238	436,061
EOG Resources, Inc.	17,441	2,521,445
EQT Corp.	19,834	1,262,236
Expand Energy Corp.	7,257	796,673
Exxon Mobil Corp.	134,833	22,875,767
HF Sinclair Corp.	4,482	279,632
Kinder Morgan, Inc.	62,061	2,080,905
Marathon Petroleum Corp.	9,706	2,370,011
Matador Resources Co.	3,727	235,472
Occidental Petroleum Corp.	22,508	1,463,020
ONEOK, Inc.	19,943	1,802,648
Ovintiv, Inc.	9,160	543,738
Permian Resources Corp., Class A	22,695	483,857
Phillips 66	11,942	2,175,594
Range Resources Corp.	7,534	340,386
Valero Energy Corp.	9,701	2,396,923
Viper Energy, Inc., Class A	5,941	279,168
Williams Cos., Inc. (The)	36,807	2,678,814

		68,110,157

Total Energy		74,666,526

Financials (19.9%)
Banks (6.7%)
Bank of America Corp.	195,356	9,523,605
Bank OZK	3,406	156,301
BOK Financial Corp.	706	90,410
Central BanCo, Inc., Class A	627	15,017
Citigroup, Inc.	46,528	5,276,740
Citizens Financial Group, Inc.	13,698	821,469
Columbia Banking System, Inc.	9,444	259,049
Commerce Bancshares, Inc.	4,130	203,196
Cullen/Frost Bankers, Inc.	1,897	260,041
East West Bancorp, Inc.	4,362	465,687
Fifth Third Bancorp	28,854	1,340,557
First Citizens BancShares, Inc., Class A	289	544,667
First Hawaiian, Inc.	3,933	96,909
First Horizon Corp.	16,044	365,161
FNB Corp.	11,328	189,404
Huntington Bancshares, Inc.	64,015	1,001,835
JPMorgan Chase & Co.	86,699	25,503,378
KeyCorp	30,178	605,069
M&T Bank Corp.	4,906	1,014,168
Pinnacle Financial Partners, Inc.	4,754	409,510
PNC Financial Services Group, Inc. (The)	12,610	2,624,015
Popular, Inc.	1,907	255,862
Prosperity Bancshares, Inc.	2,918	196,031
Regions Financial Corp.	28,224	737,211
SouthState Bank Corp.	3,201	296,157
TFS Financial Corp.(x)	1,672	23,492
Truist Financial Corp.	41,170	1,892,585
US Bancorp	49,846	2,592,490
Webster Financial Corp.	5,229	362,997
Wells Fargo & Co.	100,325	7,986,873
Western Alliance Bancorp	2,722	192,854
Wintrust Financial Corp.	2,106	292,608
Zions Bancorp NA	4,628	266,665

		65,862,013

Capital Markets (5.3%)
Affiliated Managers Group, Inc.	881	243,773
Ameriprise Financial, Inc.	273	121,321
Bank of New York Mellon Corp. (The)	20,650	2,449,709
BlackRock, Inc.	4,869	4,682,566
Brookfield Asset Management Ltd., Class A	7,993	355,289
Bullish*	892	31,871
Carlyle Group, Inc. (The)	8,346	403,863
Cboe Global Markets, Inc.	3,343	939,617
Charles Schwab Corp. (The)	49,707	4,671,464
CME Group, Inc.	11,477	3,389,732
Coinbase Global, Inc., Class A*	6,418	1,120,647
Evercore, Inc., Class A	1,176	351,048
FactSet Research Systems, Inc.	1,117	242,378
Franklin Resources, Inc.(x)	9,693	228,949
Freedom Holding Corp.(x)*	84	12,170
Goldman Sachs Group, Inc. (The)	8,873	7,506,469
Hamilton Lane, Inc., Class A	449	44,631
Houlihan Lokey, Inc., Class A	1,068	153,386
Interactive Brokers Group, Inc., Class A	12,955	868,892
Intercontinental Exchange, Inc.	18,207	2,863,597
Invesco Ltd.	11,614	282,104
Janus Henderson Group plc	3,965	203,682
Jefferies Financial Group, Inc.	3,693	152,410
KKR & Co., Inc.	16,248	1,502,940
Lazard, Inc.	2,367	100,550
MarketAxess Holdings, Inc.	1,163	191,872
Morgan Stanley	36,756	6,048,935
Morningstar, Inc.	232	39,220
MSCI, Inc.	1,181	636,571
Nasdaq, Inc.	14,451	1,226,745
Northern Trust Corp.	5,999	837,280
Raymond James Financial, Inc.	5,691	824,000
Robinhood Markets, Inc., Class A*	20,458	1,417,739
S&P Global, Inc.	9,675	4,115,165
SEI Investments Co.	3,265	256,205
State Street Corp.	8,894	1,125,625
Stifel Financial Corp.	4,732	349,789
T. Rowe Price Group, Inc.	6,902	622,146
TPG, Inc., Class A	259	10,492
Tradeweb Markets, Inc., Class A	3,408	400,985
Virtu Financial, Inc., Class A	2,534	111,445
XP, Inc., Class A	11,507	219,093

		51,356,365

Consumer Finance (1.0%)
Ally Financial, Inc.	7,769	304,778
American Express Co.	11,584	3,503,928
Capital One Financial Corp.	20,061	3,659,728
Credit Acceptance Corp.*	125	52,933
Figure Technology Solutions, Inc., Class A*	911	30,928
OneMain Holdings, Inc.	3,801	203,315
SLM Corp.	5,568	119,211

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
SoFi Technologies, Inc.*	33,393	$530,281
Synchrony Financial	11,487	781,346

		9,186,448

Financial Services (3.5%)
Affirm Holdings, Inc., Class A*	3,555	162,890
Apollo Global Management, Inc.	3,994	445,011
Berkshire Hathaway, Inc., Class B*	58,864	28,207,629
Block, Inc., Class A*	10,752	647,055
Corebridge Financial, Inc.	8,406	200,567
Euronet Worldwide, Inc.*	1,245	82,631
Fidelity National Information Services, Inc.	16,805	788,323
Fiserv, Inc.*	12,363	689,855
Global Payments, Inc.	7,688	517,402
Jack Henry & Associates, Inc.	2,317	366,179
MGIC Investment Corp.	7,015	184,144
PayPal Holdings, Inc.	29,899	1,352,332
Rocket Cos., Inc., Class A*	30,046	428,155
UWM Holdings Corp., Class A	4,846	17,542
Voya Financial, Inc.	3,068	209,606
Western Union Co. (The)	10,131	88,444
WEX, Inc.*	995	152,275

		34,540,040

Insurance (3.3%)
Aflac, Inc.	15,326	1,681,415
Allstate Corp. (The)	8,422	1,746,218
American Financial Group, Inc.	2,110	269,468
American International Group, Inc.	17,676	1,330,119
Aon plc, Class A	511	164,941
Arch Capital Group Ltd.*	11,383	1,092,654
Arthur J Gallagher & Co.	7,601	1,646,225
Assurant, Inc.	1,617	352,199
Assured Guaranty Ltd.	1,417	115,457
Axis Capital Holdings Ltd.	2,371	240,443
Brighthouse Financial, Inc.*	1,824	109,221
Brown & Brown, Inc.	8,241	537,396
Chubb Ltd.	11,665	3,801,973
Cincinnati Financial Corp.	4,916	773,533
CNA Financial Corp.	676	31,042
Everest Group Ltd.	1,138	371,955
Fidelity National Financial, Inc.	8,208	380,687
First American Financial Corp.	3,104	187,140
Globe Life, Inc.	2,540	353,492
Hanover Insurance Group, Inc. (The)	1,129	195,712
Hartford Insurance Group, Inc. (The)	8,965	1,212,337
Kemper Corp.	1,988	60,753
Lincoln National Corp.	5,434	192,907
Loews Corp.	5,377	573,941
Markel Group, Inc.*	316	604,846
Marsh & McLennan Cos., Inc.	13,884	2,408,180
MetLife, Inc.	17,758	1,255,846
Old Republic International Corp.	7,293	290,991
Primerica, Inc.	1,030	257,994
Principal Financial Group, Inc.	6,945	625,814
Progressive Corp. (The)	17,764	3,521,535
Prudential Financial, Inc.	11,176	1,091,783
Reinsurance Group of America, Inc.	2,105	429,757
RenaissanceRe Holdings Ltd.	1,445	429,497
RLI Corp.	2,471	140,946
Travelers Cos., Inc. (The)	7,103	2,071,803
Unum Group	5,395	393,997
W.R. Berkley Corp.	9,260	613,753
White Mountains Insurance Group Ltd.	79	173,560
Willis Towers Watson plc	3,054	887,798

		32,619,328

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)	34,179	342,816
Annaly Capital Management, Inc. (REIT)	21,811	461,303
Rithm Capital Corp. (REIT)	17,644	167,265
Starwood Property Trust, Inc. (REIT)(x)	11,033	189,988

		1,161,372

Total Financials		194,725,566

Health Care (11.6%)
Biotechnology (1.3%)
Amgen, Inc.	4,504	1,584,732
Biogen, Inc.*	4,662	854,684
BioMarin Pharmaceutical, Inc.*	6,067	342,725
Caris Life Sciences, Inc.*	364	6,508
Exelixis, Inc.*	1,607	68,924
Gilead Sciences, Inc.	29,046	4,048,141
Incyte Corp.*	3,796	357,280
Insmed, Inc.*	419	68,515
Ionis Pharmaceuticals, Inc.*	357	26,807
Moderna, Inc.*	11,436	580,949
Neurocrine Biosciences, Inc.*	446	58,756
Regeneron Pharmaceuticals, Inc.	3,239	2,502,581
Revolution Medicines, Inc.*	5,531	537,890
Roivant Sciences Ltd.*	12,442	344,643
Sarepta Therapeutics, Inc.*	497	10,815
United Therapeutics Corp.*	1,353	802,302
Viking Therapeutics, Inc.*	3,203	104,226

		12,300,478

Health Care Equipment & Supplies (2.4%)
Abbott Laboratories	55,263	5,673,852
Align Technology, Inc.*	2,187	374,917
Baxter International, Inc.	16,348	274,646
Becton Dickinson & Co.	9,129	1,435,353
Boston Scientific Corp.*	38,988	2,446,497
Cooper Cos., Inc. (The)*	6,357	454,526
Dentsply Sirona, Inc.	6,355	73,718
Edwards Lifesciences Corp.*	18,368	1,470,909
Envista Holdings Corp.*	5,199	131,899
GE HealthCare Technologies, Inc.	14,607	1,039,726
Globus Medical, Inc., Class A*	3,578	308,280
Hologic, Inc.*	7,119	538,125
Medline, Inc., Class A*	10,029	446,291
Medtronic plc	40,927	3,546,325
ResMed, Inc.	3,558	798,700
Solventum Corp.*	4,712	307,694
STERIS plc	3,133	692,800
Stryker Corp.	8,160	2,681,294
Teleflex, Inc.	1,409	168,531
Zimmer Biomet Holdings, Inc.	6,320	571,454

		23,435,537

Health Care Providers & Services (2.3%)
Acadia Healthcare Co., Inc.*	2,904	67,924
Cardinal Health, Inc.	3,788	800,442
Centene Corp.*	15,640	512,053
Chemed Corp.	404	152,607
Cigna Group (The)	7,740	2,064,645
CVS Health Corp.	39,972	2,870,789
Elevance Health, Inc.	7,099	2,078,232
Encompass Health Corp.	3,179	307,505
HCA Healthcare, Inc.	4,078	1,929,873
Henry Schein, Inc.*	3,340	246,158
Humana, Inc.	3,852	667,898
Labcorp Holdings, Inc.	2,667	711,582
McKesson Corp.	308	266,531
Molina Healthcare, Inc.*	733	97,709

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Quest Diagnostics, Inc.	3,557	$697,101
Tenet Healthcare Corp.*	2,780	524,614
UnitedHealth Group, Inc.	29,042	7,858,475
Universal Health Services, Inc., Class B	1,710	306,039

		22,160,177

Health Care Technology (0.0%)†
Certara, Inc.*	3,869	22,054
Veeva Systems, Inc., Class A*	961	168,809

		190,863

Life Sciences Tools & Services (1.6%)
Agilent Technologies, Inc.	9,094	1,036,534
Avantor, Inc.*	21,083	165,291
Bio-Rad Laboratories, Inc., Class A*	591	164,741
Bio-Techne Corp.	4,929	257,590
Bruker Corp.	3,296	119,051
Charles River Laboratories International, Inc.*	1,557	268,582
Danaher Corp.	20,096	3,810,202
Illumina, Inc.*	4,903	604,344
IQVIA Holdings, Inc.*	5,391	919,381
Mettler-Toledo International, Inc.*	656	827,347
QIAGEN NV	6,461	258,698
Repligen Corp.*	1,472	173,431
Revvity, Inc.	3,704	324,507
Sotera Health Co.*	5,890	84,463
Thermo Fisher Scientific, Inc.	12,052	5,923,920
Waters Corp.*	2,142	637,888
West Pharmaceutical Services, Inc.	2,284	572,462

		16,148,432

Pharmaceuticals (4.0%)
Bristol-Myers Squibb Co.	52,527	3,185,762
Elanco Animal Health, Inc.*	15,705	375,821
Jazz Pharmaceuticals plc*	1,859	351,444
Johnson & Johnson	76,802	18,773,481
Merck & Co., Inc.	80,413	9,672,880
Organon & Co.	8,287	49,639
Perrigo Co. plc	4,347	46,687
Pfizer, Inc.	181,308	5,091,129
Royalty Pharma plc, Class A	12,414	595,499
Viatris, Inc.	36,847	497,803
Zoetis, Inc.	2,881	340,563

		38,980,708

Total Health Care		113,216,195

Industrials (13.3%)
Aerospace & Defense (3.0%)
ATI, Inc.*	4,299	625,333
Boeing Co. (The)*	20,504	4,080,911
BWX Technologies, Inc.	2,399	490,572
Carpenter Technology Corp.	1,264	498,206
Curtiss-Wright Corp.	1,199	816,663
General Dynamics Corp.	8,065	2,768,069
Hexcel Corp.	2,525	204,348
Huntington Ingalls Industries, Inc.	1,245	472,975
L3Harris Technologies, Inc.	5,960	2,057,094
Leonardo DRS, Inc.	1,464	65,177
Loar Holdings, Inc.*	131	7,505
Lockheed Martin Corp.	4,750	2,870,852
Northrop Grumman Corp.	4,328	2,952,735
RTX Corp.	42,698	8,236,444
StandardAero, Inc.*	5,579	144,106
Textron, Inc.	5,606	490,861
TransDigm Group, Inc.	1,456	1,687,446
Woodward, Inc.	1,911	683,985

		29,153,282

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	3,749	622,597
Expeditors International of Washington, Inc.	4,310	617,321
FedEx Corp.	6,840	2,436,271
GXO Logistics, Inc.*	3,581	185,675
United Parcel Service, Inc., Class B	23,424	2,304,453

		6,166,317

Building Products (0.7%)
A.O. Smith Corp.	3,626	239,098
Advanced Drainage Systems, Inc.	2,255	309,228
Allegion plc	2,746	398,966
Armstrong World Industries, Inc.	969	159,691
Builders FirstSource, Inc.*	3,462	285,026
Carlisle Cos., Inc.	1,167	389,335
Carrier Global Corp.	25,057	1,410,960
Fortune Brands Innovations, Inc.	3,860	150,424
Hayward Holdings, Inc.*	6,333	84,736
Johnson Controls International plc	21,069	2,758,986
Masco Corp.	6,630	400,253
Owens Corning	2,648	286,567
Simpson Manufacturing Co., Inc.	1,227	210,578
Trex Co., Inc.*	3,405	124,010

		7,207,858

Commercial Services & Supplies (0.3%)
Clean Harbors, Inc.*	1,617	463,642
Copart, Inc.*	1,935	64,242
MSA Safety, Inc.	1,180	193,461
RB Global, Inc.	5,556	532,543
Republic Services, Inc.	6,465	1,415,964
Tetra Tech, Inc.	6,822	205,479
Veralto Corp.	4,589	405,759

		3,281,090

Construction & Engineering (0.3%)
AECOM	4,223	358,195
API Group Corp.*	11,758	476,434
EMCOR Group, Inc.	924	682,198
Everus Construction Group, Inc.*	1,623	191,611
MasTec, Inc.*	1,567	504,167
Quanta Services, Inc.	1,059	581,412
Valmont Industries, Inc.	621	248,133
WillScot Holdings Corp.	4,232	73,468

		3,115,618

Electrical Equipment (1.3%)
Acuity, Inc.(x)	985	276,017
AMETEK, Inc.	7,352	1,575,975
Eaton Corp. plc	12,507	4,473,379
Emerson Electric Co.	17,988	2,356,788
Generac Holdings, Inc.*	1,844	360,188
Hubbell, Inc., Class B	1,707	837,693
nVent Electric plc	5,082	601,099
Regal Rexnord Corp.	2,107	394,557
Rockwell Automation, Inc.	3,321	1,191,840
Sensata Technologies Holding plc	4,629	163,033

		12,230,569

Ground Transportation (1.3%)
Avis Budget Group, Inc.(x)*	354	51,631
CSX Corp.	59,908	2,459,223
JB Hunt Transport Services, Inc.	2,445	518,095
Knight-Swift Transportation Holdings, Inc., Class A	5,024	289,282
Landstar System, Inc.	1,087	174,257
Lyft, Inc., Class A*	10,298	136,963
Norfolk Southern Corp.	7,207	2,068,409
Old Dominion Freight Line, Inc.	5,613	1,096,780
Ryder System, Inc.	1,254	256,706
Saia, Inc.*	850	298,588

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Schneider National, Inc., Class B	1,467	$38,670
U-Haul Holding Co. (Nasdaq Stock Exchange)(x)*	152	7,263
U-Haul Holding Co. (New York Stock Exchange)	1,998	89,251
Union Pacific Corp.	17,580	4,265,260
XPO, Inc.*	2,905	565,168

		12,315,546

Industrial Conglomerates (0.7%)
3M Co.	14,281	2,074,030
Honeywell International, Inc.	20,296	4,587,505

		6,661,535

Machinery (3.7%)
AGCO Corp.	1,980	229,423
Allison Transmission Holdings, Inc.	2,202	257,766
Caterpillar, Inc.	12,959	9,180,933
CNH Industrial NV	28,011	308,121
Crane Co.	1,570	268,470
Cummins, Inc.	4,392	2,362,984
Deere & Co.	7,798	4,392,613
Donaldson Co., Inc.	3,705	314,443
Dover Corp.	4,327	901,963
Esab Corp.	1,816	175,534
Flowserve Corp.	4,043	297,201
Fortive Corp.	10,124	559,655
Gates Industrial Corp. plc*	8,092	182,960
Graco, Inc.	5,298	448,476
IDEX Corp.	2,412	457,195
Illinois Tool Works, Inc.	6,220	1,619,004
Ingersoll Rand, Inc.	12,688	1,016,562
ITT, Inc.	2,700	514,431
Lincoln Electric Holdings, Inc.	1,711	426,176
Middleby Corp. (The)*	1,520	201,522
Mueller Industries, Inc.	3,461	383,479
Nordson Corp.	1,698	451,770
Oshkosh Corp.	2,005	295,156
Otis Worldwide Corp.	12,453	959,877
PACCAR, Inc.	16,448	1,899,744
Parker-Hannifin Corp.	4,037	3,614,084
Pentair plc	5,220	454,714
RBC Bearings, Inc.*	788	427,978
Snap-on, Inc.	1,635	593,865
Stanley Black & Decker, Inc.	4,932	350,468
Timken Co. (The)	1,996	200,738
Toro Co. (The)	3,146	293,962
Westinghouse Air Brake Technologies Corp.	5,411	1,352,263
Xylem, Inc.	7,766	928,037

		36,321,567

Marine Transportation (0.0%)†
Kirby Corp.*	1,781	236,659

Passenger Airlines (0.3%)
Alaska Air Group, Inc.*	3,032	111,517
American Airlines Group, Inc.*	19,500	209,430
Delta Air Lines, Inc.	20,814	1,383,715
Southwest Airlines Co.	13,157	494,308
United Airlines Holdings, Inc.*	10,387	956,331

		3,155,301

Professional Services (0.5%)
Amentum Holdings, Inc.*	5,081	132,513
Automatic Data Processing, Inc.	948	192,615
Broadridge Financial Solutions, Inc.	340	55,243
CACI International, Inc., Class A*	693	376,902
Clarivate plc(x)*	11,716	29,641
Concentrix Corp.(x)	1,410	38,578
Equifax, Inc.	3,218	579,465
FTI Consulting, Inc.*	961	169,876
Genpact Ltd.	5,136	191,316
Jacobs Solutions, Inc.	3,799	483,537
KBR, Inc.	3,711	136,787
Leidos Holdings, Inc.	4,069	632,811
ManpowerGroup, Inc.	1,470	43,306
Parsons Corp.*	1,684	91,222
Paychex, Inc.	7,075	651,749
Paycom Software, Inc.	743	90,304
Paylocity Holding Corp.*	116	12,533
Robert Half, Inc.	3,156	80,162
Science Applications International Corp.	1,463	138,868
SS&C Technologies Holdings, Inc.	6,677	451,165
TransUnion	6,221	430,431
Verisk Analytics, Inc.	1,786	338,894

		5,347,918

Trading Companies & Distributors (0.6%)
Air Lease Corp., Class A	3,324	215,861
Applied Industrial Technologies, Inc.	1,195	317,057
Core & Main, Inc., Class A*	2,541	125,525
Fastenal Co.	6,547	303,781
Ferguson Enterprises, Inc.	5,738	1,338,446
MSC Industrial Direct Co., Inc., Class A	1,403	129,455
QXO, Inc.*	19,495	378,593
SiteOne Landscape Supply, Inc.*	957	127,386
United Rentals, Inc.	2,026	1,476,063
W.W. Grainger, Inc.	204	222,525
Watsco, Inc.	1,111	404,171
WESCO International, Inc.	1,529	418,365

		5,457,228

Total Industrials		130,650,488

Information Technology (11.5%)
Communications Equipment (1.5%)
Ciena Corp.*	4,502	1,747,811
Cisco Systems, Inc.	127,028	9,856,102
F5, Inc.*	1,838	531,789
Lumentum Holdings, Inc.*	2,078	1,460,335
Motorola Solutions, Inc.	3,078	1,335,760

		14,931,797

Electronic Equipment, Instruments & Components (1.1%)
Arrow Electronics, Inc.*	1,647	236,196
Avnet, Inc.	2,578	158,856
CDW Corp.	3,895	471,373
Cognex Corp.	5,354	262,292
Coherent Corp.*	4,958	1,181,045
Corning, Inc.	24,917	3,387,965
Crane NXT Co.	1,563	63,442
Flex Ltd.*	11,742	768,631
Ingram Micro Holding Corp.(x)	655	15,268
IPG Photonics Corp.*	788	90,297
Jabil, Inc.	1,170	310,787
Keysight Technologies, Inc.*	5,491	1,550,494
Littelfuse, Inc.	784	266,050
Ralliant Corp.	3,611	150,182
TD SYNNEX Corp.	2,437	411,146
Teledyne Technologies, Inc.*	1,484	897,835
Vontier Corp.	4,616	163,730
Zebra Technologies Corp., Class A*	1,622	339,128

		10,724,717

IT Services (1.5%)
Accenture plc, Class A	19,978	3,961,438
Akamai Technologies, Inc.*	4,494	516,136
Amdocs Ltd.	3,455	225,473

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Cognizant Technology Solutions Corp., Class A	15,427	$946,447
DXC Technology Co.*	5,507	69,223
EPAM Systems, Inc.*	1,719	232,753
Globant SA*	1,244	57,361
International Business Machines Corp.	29,694	7,197,529
Kyndryl Holdings, Inc.*	6,903	90,567
MongoDB, Inc.*	2,277	557,341
Okta, Inc.*	3,237	254,784
Twilio, Inc., Class A*	3,742	470,818
VeriSign, Inc.	2,656	659,644

		15,239,514

Semiconductors & Semiconductor Equipment (5.2%)
Advanced Micro Devices, Inc.*	21,332	4,339,569
Allegro MicroSystems, Inc.*	3,888	122,589
Amkor Technology, Inc.	3,965	178,544
Analog Devices, Inc.	15,834	5,037,429
Applied Materials, Inc.	18,337	6,267,403
Cirrus Logic, Inc.(x)*	1,631	235,875
Entegris, Inc.	4,004	469,429
First Solar, Inc.*	3,239	638,925
GLOBALFOUNDRIES, Inc.*	3,279	145,850
Intel Corp.*	140,825	6,214,607
Lattice Semiconductor Corp.*	648	60,108
MACOM Technology Solutions Holdings, Inc.*	1,518	337,102
Marvell Technology, Inc.	25,663	2,541,920
Microchip Technology, Inc.	16,843	1,088,226
Micron Technology, Inc.	35,659	12,047,037
MKS, Inc.	2,144	492,713
ON Semiconductor Corp.*	13,037	807,251
Onto Innovation, Inc.*	1,207	247,520
Qnity Electronics, Inc.	6,679	770,623
Qorvo, Inc.*	2,678	207,277
QUALCOMM, Inc.	26,596	3,425,033
Skyworks Solutions, Inc.(x)	4,727	253,131
Teradyne, Inc.	4,997	1,481,411
Texas Instruments, Inc.	17,138	3,327,171
Universal Display Corp.	1,402	128,507

		50,865,250

Software (1.2%)
Aurora Innovation, Inc., Class A(x)*	37,213	153,318
BILL Holdings, Inc.(x)*	2,569	98,393
CCC Intelligent Solutions Holdings, Inc.(x)*	18,228	109,368
Circle Internet Group, Inc., Class A*	1,272	121,362
Docusign, Inc.*	1,567	74,291
Dolby Laboratories, Inc., Class A	1,929	115,856
Dropbox, Inc., Class A(x)*	4,290	97,469
Fair Isaac Corp.*	131	139,848
Gen Digital, Inc.	15,628	294,275
nCino, Inc.*	2,924	43,802
Nutanix, Inc., Class A*	6,233	236,916
Pegasystems, Inc.	1,855	78,949
PTC, Inc.*	3,366	479,621
Roper Technologies, Inc.	3,426	1,212,324
Rubrik, Inc., Class A*	1,720	84,228
SailPoint, Inc.*	1,919	25,408
Salesforce, Inc.	26,460	4,939,288
SentinelOne, Inc., Class A*	2,621	33,758
Strategy, Inc.*	8,074	1,007,635
Synopsys, Inc.*	1,567	621,284
Teradata Corp.*	2,309	59,180
Trimble, Inc.*	7,603	495,944
Tyler Technologies, Inc.*	234	80,117
UiPath, Inc., Class A*	12,837	142,491
Unity Software, Inc.*	9,678	212,335
Zoom Communications, Inc., Class A*	8,503	683,556

		11,641,016

Technology Hardware, Storage & Peripherals (1.0%)
Dell Technologies, Inc., Class C	8,775	1,440,241
Everpure, Inc., Class A*	1,415	83,542
Hewlett Packard Enterprise Co.	41,848	996,401
HP, Inc.	30,100	578,221
NetApp, Inc.	3,859	395,123
Sandisk Corp.*	4,490	2,852,676
Super Micro Computer, Inc.*	8,875	202,084
Western Digital Corp.	10,858	2,936,980

		9,485,268

Total Information Technology		112,887,562

Materials (4.3%)
Chemicals (2.1%)
Air Products and Chemicals, Inc.	7,090	2,059,574
Albemarle Corp.	3,750	673,238
Ashland, Inc.	1,446	80,412
Axalta Coating Systems Ltd.*	6,797	188,277
Celanese Corp.	3,489	229,472
CF Industries Holdings, Inc.	5,145	668,027
Corteva, Inc.	21,833	1,827,640
Dow, Inc.	22,582	940,540
DuPont de Nemours, Inc.	13,359	611,842
Eastman Chemical Co.(x)	3,662	279,484
Ecolab, Inc.	6,012	1,599,312
Element Solutions, Inc.	7,186	245,330
FMC Corp.	3,960	68,191
Huntsman Corp.	5,244	69,798
International Flavors & Fragrances, Inc.	8,176	593,169
Linde plc	14,987	7,429,955
LyondellBasell Industries NV, Class A	8,175	658,578
Mosaic Co. (The)	10,069	256,759
NewMarket Corp.	179	114,730
Olin Corp.	3,664	108,931
PPG Industries, Inc.	7,170	766,330
RPM International, Inc.	4,057	403,266
Scotts Miracle-Gro Co. (The)(x)	1,393	84,708
Sherwin-Williams Co. (The)	689	220,859
Solstice Advanced Materials, Inc.	5,074	386,436
Westlake Corp.	1,066	124,530

		20,689,388

Construction Materials (0.5%)
CRH plc	21,645	2,275,322
Eagle Materials, Inc.(x)	952	180,356
James Hardie Industries plc (ADR)*	1,727	32,709
Martin Marietta Materials, Inc.	1,914	1,126,734
Vulcan Materials Co.	4,219	1,148,834

		4,763,955

Containers & Packaging (0.5%)
Amcor plc	14,711	584,762
AptarGroup, Inc.	2,087	263,004
Avery Dennison Corp.	2,454	423,757
Ball Corp.	8,686	513,429
Crown Holdings, Inc.	3,693	370,223
Graphic Packaging Holding Co.	9,330	92,740
International Paper Co.	16,727	597,154
Packaging Corp. of America	2,818	598,036
Sealed Air Corp.	4,654	195,701
Silgan Holdings, Inc.	2,819	109,377
Smurfit Westrock plc	16,626	662,546

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Sonoco Products Co.	3,142	$169,951

		4,580,680

Metals & Mining (1.2%)
Alcoa Corp.	8,246	546,957
Anglogold Ashanti plc	14,125	1,375,210
Cleveland-Cliffs, Inc.*	17,883	151,111
Freeport-McMoRan, Inc.	45,647	2,683,131
MP Materials Corp.*	4,169	201,196
Newmont Corp.	35,063	3,795,570
Nucor Corp.	7,330	1,239,503
Reliance, Inc.	1,665	506,027
Royal Gold, Inc.	2,615	665,491
Southern Copper Corp.	2,679	460,949
Steel Dynamics, Inc.	3,948	710,640

		12,335,785

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	2,011	146,300

Total Materials		42,516,108

Real Estate (3.9%)
Diversified REITs (0.0%)†
WP Carey, Inc. (REIT)	6,917	470,079

Health Care REITs (0.7%)
Alexandria Real Estate Equities, Inc. (REIT)	5,474	254,103
Healthcare Realty Trust, Inc. (REIT), Class A	10,472	177,919
Healthpeak Properties, Inc. (REIT)	22,121	363,448
Medical Properties Trust, Inc. (REIT)(x)	15,920	73,710
Omega Healthcare Investors, Inc. (REIT)	9,415	412,565
Ventas, Inc. (REIT)	14,943	1,222,039
Welltower, Inc. (REIT)	21,945	4,338,746

		6,842,530

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. (REIT)	21,884	419,297
Park Hotels & Resorts, Inc. (REIT)(x)	6,267	65,992

		485,289

Industrial REITs (0.5%)
Americold Realty Trust, Inc. (REIT)(x)	9,098	104,263
EastGroup Properties, Inc. (REIT)	1,690	312,802
First Industrial Realty Trust, Inc. (REIT)	4,084	236,259
Lineage, Inc. (REIT)(x)	2,254	73,841
Prologis, Inc. (REIT)	29,604	3,913,057
Rexford Industrial Realty, Inc. (REIT)	7,439	243,479
STAG Industrial, Inc. (REIT)	5,957	214,809

		5,098,510

Office REITs (0.1%)
BXP, Inc. (REIT)	5,055	262,354
Cousins Properties, Inc. (REIT)	5,325	120,185
Highwoods Properties, Inc. (REIT)	3,448	73,822
Kilroy Realty Corp. (REIT)(x)	3,743	105,590
Vornado Realty Trust (REIT)	5,628	146,272

		708,223

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	8,447	1,144,231
CoStar Group, Inc.*	11,675	470,969
Howard Hughes Holdings, Inc.*	987	62,438
Jones Lang LaSalle, Inc.*	1,100	334,752
Zillow Group, Inc., Class A*	1,537	63,616
Zillow Group, Inc., Class C*	5,267	217,949

		2,293,955

Residential REITs (0.5%)
American Homes 4 Rent (REIT), Class A	10,903	304,412
AvalonBay Communities, Inc. (REIT)	4,538	741,282
Camden Property Trust (REIT)	3,369	329,017
Equity LifeStyle Properties, Inc. (REIT)	6,131	382,697
Equity Residential (REIT)	12,087	714,946
Essex Property Trust, Inc. (REIT)	2,034	492,228
Invitation Homes, Inc. (REIT)	19,526	485,221
Mid-America Apartment Communities, Inc. (REIT)	3,713	453,432
Sun Communities, Inc. (REIT)	3,160	398,034
UDR, Inc. (REIT)	9,966	336,651

		4,637,920

Retail REITs (0.5%)
Agree Realty Corp. (REIT)(x)	3,609	272,046
Brixmor Property Group, Inc. (REIT)	9,716	279,821
Federal Realty Investment Trust (REIT)	2,715	288,360
Kimco Realty Corp. (REIT)	21,325	479,173
NNN REIT, Inc. (REIT)	5,967	250,793
Realty Income Corp. (REIT)	29,223	1,787,863
Regency Centers Corp. (REIT)	5,765	436,180
Simon Property Group, Inc. (REIT)	8,045	1,500,634

		5,294,870

Specialized REITs (1.3%)
Crown Castle, Inc. (REIT)	13,846	1,125,818
CubeSmart (REIT)	7,224	264,759
Digital Realty Trust, Inc. (REIT)	10,981	1,978,886
EPR Properties (REIT)	2,381	118,955
Equinix, Inc. (REIT)	3,119	3,057,368
Extra Space Storage, Inc. (REIT)	6,723	881,587
Fermi, Inc. (REIT)(x)*	1,143	6,675
Gaming and Leisure Properties, Inc. (REIT)	8,665	384,466
Iron Mountain, Inc. (REIT)	9,363	956,337
Millrose Properties, Inc. (REIT)	4,885	136,780
National Storage Affiliates Trust (REIT)	2,247	84,802
Public Storage (REIT)	4,377	1,185,642
Rayonier, Inc. (REIT)	9,501	195,911
SBA Communications Corp. (REIT)	3,427	589,821
VICI Properties, Inc. (REIT), Class A	34,091	931,366
Weyerhaeuser Co. (REIT)	23,130	565,066

		12,464,239

Total Real Estate		38,295,615

Utilities (4.6%)
Electric Utilities (3.0%)
Alliant Energy Corp.	8,197	588,217
American Electric Power Co., Inc.	17,074	2,238,060
Constellation Energy Corp.	9,996	2,791,383
Duke Energy Corp.	24,828	3,250,978
Edison International	12,164	890,162
Entergy Corp.	14,250	1,601,130
Evergy, Inc.	7,346	601,784
Eversource Energy	11,854	821,245
Exelon Corp.	32,259	1,581,336
FirstEnergy Corp.	17,512	887,158
IDACORP, Inc.	1,721	246,051
NextEra Energy, Inc.	66,581	6,184,043
OGE Energy Corp.	6,411	307,472

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
PG&E Corp.	69,969	$1,229,355
Pinnacle West Capital Corp.	3,802	383,052
PPL Corp.	23,620	902,284
Southern Co. (The)	35,166	3,394,222
Xcel Energy, Inc.	18,888	1,500,463

		29,398,395

Gas Utilities (0.2%)
Atmos Energy Corp.	5,108	943,550
MDU Resources Group, Inc.	6,471	134,079
National Fuel Gas Co.	2,862	268,914
UGI Corp.	6,862	249,914

		1,596,457

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	22,657	319,237
Brookfield Renewable Corp.	4,310	171,667
Clearway Energy, Inc., Class A	1,105	43,283
Clearway Energy, Inc., Class C	2,596	101,997
Talen Energy Corp.*	1,448	462,245

		1,098,429

Multi-Utilities (1.2%)
Ameren Corp.	8,612	946,631
CenterPoint Energy, Inc.	20,795	897,512
CMS Energy Corp.	9,658	749,268
Consolidated Edison, Inc.	11,503	1,301,909
Dominion Energy, Inc.	27,237	1,683,791
DTE Energy Co.	6,613	966,953
NiSource, Inc.	15,227	710,492
Public Service Enterprise Group, Inc.	15,937	1,290,100
Sempra	20,833	2,024,343
WEC Energy Group, Inc.	10,391	1,202,966

		11,773,965

Water Utilities (0.1%)
American Water Works Co., Inc.	6,216	845,935
Essential Utilities, Inc.	8,950	360,417

		1,206,352

Total Utilities		45,073,598

Total Common Stocks (98.9%) (Cost $591,422,524)		969,543,707

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Mirati Therapeutics, Inc., CVR(r)* (Cost $1,126)	2,145	1,072

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
BlackRock Liquidity FedFund, Institutional Shares 3.55% (7 day yield) (xx)	200,000	200,000
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	2,624,851	2,624,851

Total Investment Companies		2,824,851

Total Short-Term Investments (0.3%) (Cost $2,824,851)		2,824,851

Total Investments in Securities (99.2%) (Cost $594,248,501)		972,369,630
Other Assets Less Liabilities (0.8%)		7,701,261

Net Assets (100%)		$980,070,891

*	Non-income producing.

†	Percent shown is less than 0.05%.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $3,107,703. This was collateralized by $124,294 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.375%, maturing 4/15/26 – 11/15/55 and by cash of $2,983,425 of which $2,824,851 was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	16	6/2026	USD	5,256,600	(111,204)
S&P Midcap 400 E-Mini Index	15	6/2026	USD	5,094,750	10,661

					(100,543)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$76,883,912	$—	$—	$76,883,912
Consumer Discretionary	67,577,227	—	—	67,577,227
Consumer Staples	73,050,910	—	—	73,050,910
Energy	74,666,526	—	—	74,666,526
Financials	194,725,566	—	—	194,725,566
Health Care	113,216,195	—	—	113,216,195
Industrials	130,650,488	—	—	130,650,488
Information Technology	112,887,562	—	—	112,887,562
Materials	42,516,108	—	—	42,516,108
Real Estate	38,295,615	—	—	38,295,615
Utilities	45,073,598	—	—	45,073,598
Futures	10,661	—	—	10,661
Rights
Health Care	—	—	1,072	1,072
Short-Term Investments
Investment Companies	2,824,851	—	—	2,824,851

Total Assets	$972,379,219	$—	$1,072	$972,380,291

Liabilities:
Futures	$(111,204)	$—	$—	$(111,204)

Total Liabilities	$(111,204)	$—	$—	$(111,204)

Total	$972,268,015	$—	$1,072	$972,269,087

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$438,481,511
Aggregate gross unrealized depreciation	(61,235,089)

Net unrealized appreciation	$377,246,422

Federal income tax cost of investments in securities and derivative instruments, if applicable	$595,022,665

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.8%)
Diversified Telecommunication Services (1.2%)
AST SpaceMobile, Inc., Class A*	1,003	$83,118
AT&T, Inc.	443,820	12,866,342
Comcast Corp., Class A	216,564	6,217,552
GCI Liberty, Inc., Class A*	156	5,749
GCI Liberty, Inc., Class C*	1,524	56,708
Iridium Communications, Inc.	5,069	140,614
Liberty Global Ltd., Class A*	10,025	121,202
Liberty Global Ltd., Class C*	8,027	94,157
Verizon Communications, Inc.	455,570	22,869,614

		42,455,056

Entertainment (0.8%)
Electronic Arts, Inc.	15,067	3,071,709
Liberty Media Corp.-Liberty Formula One, Class A*	938	73,239
Liberty Media Corp.-Liberty Formula One, Class C*	8,668	736,953
Madison Square Garden Sports Corp.*	965	310,151
Netflix, Inc.*	14,718	1,415,136
Roku, Inc.*	6,720	635,846
Take-Two Interactive Software, Inc.*	7,214	1,424,765
TKO Group Holdings, Inc., Class A	2,364	476,701
Walt Disney Co. (The)	148,854	14,346,549
Warner Bros Discovery, Inc.*	139,550	3,832,043

		26,323,092

Interactive Media & Services (3.3%)
Alphabet, Inc., Class A	123,624	35,549,317
Alphabet, Inc., Class C	205,016	58,810,890
IAC, Inc.*	4,025	161,121
Match Group, Inc.	14,370	441,303
Meta Platforms, Inc., Class A	36,580	20,928,515
Pinterest, Inc., Class A(x)*	17,815	326,727
Trump Media & Technology Group Corp.(x)*	4,398	40,814
ZoomInfo Technologies, Inc., Class A*	15,892	95,034

		116,353,721

Media (0.2%)
Charter Communications, Inc., Class A*	5,009	1,081,343
DoubleVerify Holdings, Inc.*	4,436	42,142
Fox Corp., Class A	12,366	722,174
Fox Corp., Class B	8,936	474,502
Liberty Broadband Corp., Class A*	781	39,222
Liberty Broadband Corp., Class C*	5,367	269,960
New York Times Co. (The), Class A	9,615	805,064
News Corp., Class A	22,683	565,487
News Corp., Class B	7,549	215,222
Nexstar Media Group, Inc., Class A	1,588	287,158
NIQ Global Intelligence plc(x)*	1,431	16,270
Omnicom Group, Inc.	19,183	1,444,672
Sirius XM Holdings, Inc.	11,372	262,466
Versant Media Group, Inc.*	8,663	320,704

		6,546,386

Wireless Telecommunication Services (0.3%)
Millicom International Cellular SA	5,976	447,842
T-Mobile US, Inc.	47,005	9,872,460

		10,320,302

Total Communication Services		201,998,557

Consumer Discretionary (5.3%)
Automobile Components (0.1%)
Aptiv plc*	17,599	1,222,074
BorgWarner, Inc.	12,714	689,862
Gentex Corp.	13,147	287,262
Lear Corp.	3,097	374,985
QuantumScape Corp., Class A*	26,931	171,820

		2,746,003

Automobiles (0.3%)
Ford Motor Co.	233,905	2,699,264
General Motors Co.	73,638	5,486,031
Harley-Davidson, Inc.	6,561	132,663
Lucid Group, Inc., Class A(x)*	7,443	70,932
Rivian Automotive, Inc., Class A*	47,114	709,066
Tesla, Inc.*	2,203	818,965
Thor Industries, Inc.	3,017	241,028

		10,157,949

Broadline Retail (1.3%)
Amazon.com, Inc.*	197,482	41,129,576
Dillard’s, Inc., Class A	177	101,264
eBay, Inc.	27,067	2,463,638
Etsy, Inc.*	2,505	125,200
Macy’s, Inc.	16,001	289,458
Ollie’s Bargain Outlet Holdings, Inc.*	3,668	337,603

		44,446,739

Distributors (0.0%)†
Genuine Parts Co.	8,310	878,782
LKQ Corp.	15,388	451,946
Pool Corp.	1,608	325,347

		1,656,075

Diversified Consumer Services (0.1%)
ADT, Inc.	30,584	200,937
Bright Horizons Family Solutions, Inc.*	2,965	243,515
Grand Canyon Education, Inc.*	1,184	201,315
H&R Block, Inc.	6,309	200,248
Liberty Live Holdings, Inc., Class A*	1,180	108,135
Liberty Live Holdings, Inc., Class C*	2,741	257,956
Service Corp. International	8,170	674,107

		1,886,213

Hotels, Restaurants & Leisure (1.1%)
Aramark	15,632	633,721
Booking Holdings, Inc.	623	2,623,029
Boyd Gaming Corp.	3,295	270,783
Caesars Entertainment, Inc.*	12,136	320,754
Carnival Corp.	44,784	1,159,010
Choice Hotels International, Inc.(x)	1,126	116,541
Churchill Downs, Inc.	622	55,874
Darden Restaurants, Inc.	351	68,810
Domino’s Pizza, Inc.	1,309	469,656
Expedia Group, Inc.	2,620	604,932
Flutter Entertainment plc, Class DI*	1,634	166,586
Hyatt Hotels Corp., Class A	2,434	349,985
Marriott International, Inc., Class A	20,500	6,704,935
McDonald’s Corp.	53,826	16,728,583
MGM Resorts International*	12,275	454,298
Norwegian Cruise Line Holdings Ltd.*	2,620	48,994
Penn Entertainment, Inc.*	8,650	130,009
Restaurant Brands International, Inc.	7,028	519,369
Starbucks Corp.	59,135	5,297,905
Travel + Leisure Co.	2,472	171,038
Vail Resorts, Inc.(x)	377	48,377
Wendy’s Co. (The)(x)	5,407	37,579
Wyndham Hotels & Resorts, Inc.	461	37,447
Wynn Resorts Ltd.(x)	4,570	464,083
Yum! Brands, Inc.	11,089	1,724,118

		39,206,416

Household Durables (0.7%)
DR Horton, Inc.	15,759	2,162,450

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Garmin Ltd.	9,765	$2,265,578
Lennar Corp., Class A	83,682	7,266,945
Lennar Corp., Class B(x)	564	47,443
Mohawk Industries, Inc.*	3,039	299,220
Newell Brands, Inc.	24,976	85,668
NVR, Inc.*	164	1,080,732
PulteGroup, Inc.	11,637	1,368,627
SharkNinja, Inc.*	4,137	438,108
Sony Group Corp. (ADR)(x)	381,638	7,899,907
Toll Brothers, Inc.	5,745	784,020
TopBuild Corp.*	1,563	549,082
Whirlpool Corp.(x)	3,612	194,759

		24,442,539

Leisure Products (0.0%)†
Brunswick Corp.	3,924	285,510
Hasbro, Inc.	7,919	741,218
Mattel, Inc.*	18,518	269,067
YETI Holdings, Inc.*	4,850	177,462

		1,473,257

Specialty Retail (1.5%)
AutoNation, Inc.*	1,592	310,854
AutoZone, Inc.*	1,371	4,630,936
Bath & Body Works, Inc.	82,024	1,531,388
Best Buy Co., Inc.	11,580	743,436
CarMax, Inc.*	8,785	365,280
Dick’s Sporting Goods, Inc.	3,792	751,916
Five Below, Inc.*	3,226	737,076
Floor & Decor Holdings, Inc., Class A*	4,348	220,878
GameStop Corp., Class A*	24,551	565,655
Gap, Inc. (The)	13,579	328,612
Home Depot, Inc. (The)	14,193	4,667,936
Lithia Motors, Inc., Class A	1,268	316,645
Lowe’s Cos., Inc.	100,055	23,640,995
O’Reilly Automotive, Inc.*	4,086	377,179
Penske Automotive Group, Inc.	1,096	163,874
RH(x)*	760	106,263
Ross Stores, Inc.	15,276	3,309,240
TJX Cos., Inc. (The)	33,510	5,351,547
Ulta Beauty, Inc.*	2,029	1,060,579
Valvoline, Inc.(x)*	868	29,234
Wayfair, Inc., Class A*	4,814	362,061
Williams-Sonoma, Inc.	6,036	1,100,544

		50,672,128

Textiles, Apparel & Luxury Goods (0.2%)
Amer Sports, Inc.*	8,938	294,239
Birkenstock Holding plc(x)*	2,236	80,116
Columbia Sportswear Co.	1,558	85,394
Crocs, Inc.*	3,016	250,388
Lululemon Athletica, Inc.*	2,635	403,418
NIKE, Inc., Class B	69,325	3,661,747
PVH Corp.	2,858	199,374
Ralph Lauren Corp.	4,685	1,611,593
Tapestry, Inc.	7,576	1,069,049
Under Armour, Inc., Class A(x)*	11,314	66,866
Under Armour, Inc., Class C*	11,190	64,790
VF Corp.	21,038	357,436

		8,144,410

Total Consumer Discretionary		184,831,729

Consumer Staples (5.5%)
Beverages (1.2%)
Boston Beer Co., Inc. (The), Class A*	463	106,675
Brown-Forman Corp., Class A	2,612	69,975
Brown-Forman Corp., Class B	8,849	233,968
Coca-Cola Co. (The)	255,221	19,409,557
Coca-Cola Consolidated, Inc.	2,930	561,798
Coca-Cola Europacific Partners plc	19,483	1,766,524
Constellation Brands, Inc., Class A	8,513	1,276,950
Diageo plc	42,562	790,815
Keurig Dr Pepper, Inc.	77,594	2,043,050
Molson Coors Beverage Co., Class B(x)	9,790	421,557
PepsiCo, Inc.	96,119	14,926,320
Primo Brands Corp.	15,383	289,662

		41,896,851

Consumer Staples Distribution & Retail (1.7%)
Albertsons Cos., Inc., Class A	23,674	403,405
BJ’s Wholesale Club Holdings, Inc.*	6,672	656,658
Casey’s General Stores, Inc.	1,885	1,372,016
Costco Wholesale Corp.	1,356	1,351,159
Dollar General Corp.	13,161	1,562,605
Dollar Tree, Inc.*	32,272	3,534,107
Kroger Co. (The)	50,360	3,644,050
Maplebear, Inc.*	10,324	386,737
Performance Food Group Co.*	8,012	686,308
Sysco Corp.	13,339	951,471
Target Corp.	27,234	3,300,761
US Foods Holding Corp.*	33,036	3,046,249
Walmart, Inc.	293,732	36,505,013

		57,400,539

Food Products (0.7%)
Archer-Daniels-Midland Co.	28,638	2,081,696
Bunge Global SA	8,070	1,026,504
Campbell’s Co. (The)(x)	11,617	258,711
Conagra Brands, Inc.	28,515	448,256
Darling Ingredients, Inc.*	8,320	514,592
Flowers Foods, Inc.	11,185	91,158
Freshpet, Inc.*	2,062	121,576
General Mills, Inc.	31,960	1,189,551
Hershey Co. (The)	7,674	1,595,348
Hormel Foods Corp.	17,330	392,524
Ingredion, Inc.	3,826	431,037
J M Smucker Co. (The)	6,209	598,796
Kraft Heinz Co. (The)	51,156	1,150,498
Lamb Weston Holdings, Inc.	8,058	340,531
McCormick & Co., Inc. (Non-Voting)	124,400	6,274,736
Mondelez International, Inc., Class A	77,628	4,474,478
Nestle SA (Registered)	21,640	2,146,449
Pilgrim’s Pride Corp.	2,478	93,569
Post Holdings, Inc.*	2,906	287,287
Seaboard Corp.	15	84,810
Smithfield Foods, Inc.	2,707	75,715
Tyson Foods, Inc., Class A	16,763	1,074,005

		24,751,827

Household Products (1.0%)
Church & Dwight Co., Inc.	14,398	1,343,621
Clorox Co. (The)	7,299	756,395
Colgate-Palmolive Co.	25,341	2,159,814
Kimberly-Clark Corp.	38,995	3,761,848
Procter & Gamble Co. (The)	183,248	26,468,341
Reckitt Benckiser Group plc	27,798	1,886,446
Reynolds Consumer Products, Inc.	3,266	69,174

		36,445,639

Personal Care Products (0.1%)
BellRing Brands, Inc.*	7,527	121,110
Coty, Inc., Class A*	20,685	41,577
e.l.f. Beauty, Inc.(x)*	3,281	198,861
Estee Lauder Cos., Inc. (The), Class A	14,682	1,053,727
Kenvue, Inc.	162,693	2,804,827

		4,220,102

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Tobacco (0.8%)
Altria Group, Inc.	134,680	$8,887,533
Philip Morris International, Inc.	109,637	18,127,382

		27,014,915

Total Consumer Staples		191,729,873

Energy (5.7%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	76,733	4,684,550
Halliburton Co.	50,285	1,960,612
NOV, Inc.	21,730	408,741
SLB Ltd.	82,766	4,253,345
TechnipFMC plc	24,013	1,660,019
Weatherford International plc	4,216	398,749

		13,366,016

Oil, Gas & Consumable Fuels (5.3%)
Antero Midstream Corp.	20,037	456,844
Antero Resources Corp.*	17,358	736,674
APA Corp.	21,020	892,089
Cheniere Energy, Inc.	7,020	1,991,995
Chevron Corp.	179,755	37,191,310
Chord Energy Corp.	3,436	488,530
ConocoPhillips	133,730	17,652,360
Coterra Energy, Inc.	45,198	1,588,258
Devon Energy Corp.	36,764	1,849,964
Diamondback Energy, Inc.	11,792	2,332,340
DT Midstream, Inc.	6,079	818,659
EOG Resources, Inc.	82,531	11,931,507
EQT Corp.	37,237	2,369,763
Expand Energy Corp.	13,624	1,495,643
Exxon Mobil Corp.	362,371	61,479,864
HF Sinclair Corp.	8,415	525,012
Kinder Morgan, Inc.	116,516	3,906,781
Marathon Petroleum Corp.	18,221	4,449,204
Matador Resources Co.	6,997	442,070
Occidental Petroleum Corp.	42,256	2,746,640
ONEOK, Inc.	37,442	3,384,382
Ovintiv, Inc.	17,198	1,020,873
Permian Resources Corp., Class A	42,609	908,424
Phillips 66	22,419	4,084,293
Range Resources Corp.	14,144	639,026
TotalEnergies SE(x)	97,234	8,846,349
Valero Energy Corp.	18,213	4,500,068
Viper Energy, Inc., Class A	11,154	524,126
Williams Cos., Inc. (The)	69,103	5,029,316

		184,282,364

Total Energy		197,648,380

Financials (16.5%)
Banks (5.8%)
Bank of America Corp.	489,110	23,844,112
Bank OZK	6,394	293,421
BOK Financial Corp.	1,325	169,679
Central BanCo, Inc., Class A	1,173	28,093
Citigroup, Inc.	140,879	15,977,087
Citizens Financial Group, Inc.	25,717	1,542,248
Columbia Banking System, Inc.	17,730	486,334
Commerce Bancshares, Inc.	7,754	381,497
Cullen/Frost Bankers, Inc.	43,557	5,970,794
East West Bancorp, Inc.	8,189	874,258
Fifth Third Bancorp	54,172	2,516,831
First Citizens BancShares, Inc., Class A	1,383	2,606,485
First Hawaiian, Inc.	7,384	181,942
First Horizon Corp.	30,121	685,554
FNB Corp.	21,267	355,584
Huntington Bancshares, Inc.	120,182	1,880,848
JPMorgan Chase & Co.	213,651	62,847,578
KeyCorp	56,657	1,135,973
M&T Bank Corp.	17,528	3,623,388
Mitsubishi UFJ Financial Group, Inc. (ADR)(x)	475,699	8,072,612
Pinnacle Financial Partners, Inc.	8,925	768,800
PNC Financial Services Group, Inc. (The)	81,954	17,053,808
Popular, Inc.	3,580	480,329
Prosperity Bancshares, Inc.	5,479	368,079
Regions Financial Corp.	52,988	1,384,047
SouthState Bank Corp.	6,009	555,953
TFS Financial Corp.(x)	3,139	44,103
Truist Financial Corp.	77,294	3,553,205
US Bancorp	251,783	13,095,234
Webster Financial Corp.	9,817	681,496
Wells Fargo & Co.	383,766	30,551,611
Western Alliance Bancorp	5,111	362,114
Wintrust Financial Corp.	3,954	549,369
Zions Bancorp NA	8,689	500,660

		203,423,126

Capital Markets (4.4%)
Affiliated Managers Group, Inc.	1,653	457,385
Ameriprise Financial, Inc.	23,063	10,249,197
Ares Management Corp., Class A	11,686	1,274,943
Bank of New York Mellon Corp. (The)	38,770	4,599,285
BlackRock, Inc.	13,959	13,424,510
Blackstone, Inc.	44,487	5,115,560
Brookfield Asset Management Ltd., Class A	15,005	666,972
Bullish(x)*	1,674	59,812
Carlyle Group, Inc. (The)	15,669	758,223
Cboe Global Markets, Inc.	6,277	1,764,276
Charles Schwab Corp. (The)	145,013	13,628,322
CME Group, Inc.	27,482	8,116,809
Coinbase Global, Inc., Class A*	12,048	2,103,701
Evercore, Inc., Class A	2,208	659,110
FactSet Research Systems, Inc.	2,097	455,028
Franklin Resources, Inc.(x)	18,198	429,837
Freedom Holding Corp.(x)*	158	22,891
Goldman Sachs Group, Inc. (The)	19,001	16,074,656
Hamilton Lane, Inc., Class A	843	83,794
Houlihan Lokey, Inc., Class A	2,005	287,958
Interactive Brokers Group, Inc., Class A	24,321	1,631,209
Intercontinental Exchange, Inc.	34,182	5,376,145
Invesco Ltd.	21,804	529,619
Janus Henderson Group plc	7,444	382,398
Jefferies Financial Group, Inc.	24,139	996,217
KKR & Co., Inc.	75,233	6,959,053
Lazard, Inc.	4,443	188,739
LPL Financial Holdings, Inc.	7,155	2,152,439
MarketAxess Holdings, Inc.	2,184	360,316
Morgan Stanley	134,833	22,189,467
Morningstar, Inc.	435	73,537
MSCI, Inc.	2,216	1,194,446
Nasdaq, Inc.	105,441	8,950,887
Northern Trust Corp.	11,263	1,571,977
Raymond James Financial, Inc.	10,685	1,547,081
Robinhood Markets, Inc., Class A*	38,407	2,661,605
S&P Global, Inc.	18,164	7,725,876
SEI Investments Co.	6,129	480,943
State Street Corp.	25,699	3,252,465
Stifel Financial Corp.	8,884	656,705
T. Rowe Price Group, Inc.	12,957	1,167,944
TPG, Inc., Class A	487	19,728
Tradeweb Markets, Inc., Class A	6,399	752,906

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Virtu Financial, Inc., Class A	4,758	$209,257
XP, Inc., Class A	21,604	411,340

		151,674,568

Consumer Finance (1.0%)
Ally Financial, Inc.	14,585	572,169
American Express Co.	41,420	12,528,722
Capital One Financial Corp.	94,111	17,168,670
Credit Acceptance Corp.*	235	99,513
Figure Technology Solutions, Inc., Class A*	1,710	58,054
OneMain Holdings, Inc.	7,136	381,705
SLM Corp.	10,454	223,820
SoFi Technologies, Inc.*	62,692	995,549
Synchrony Financial	46,963	3,194,423

		35,222,625

Financial Services (2.0%)
Affirm Holdings, Inc., Class A*	6,675	305,848
Apollo Global Management, Inc.	7,499	835,539
Berkshire Hathaway, Inc., Class B#*	110,512	52,957,350
Block, Inc., Class A*	20,187	1,214,854
Corebridge Financial, Inc.	15,782	376,559
Euronet Worldwide, Inc.*	2,337	155,107
Fidelity National Information Services, Inc.	31,550	1,480,010
Fiserv, Inc.*	33,841	1,888,328
Global Payments, Inc.	14,434	971,408
Jack Henry & Associates, Inc.	4,350	687,474
Mastercard, Inc., Class A	4,990	2,493,303
MGIC Investment Corp.	13,171	345,739
PayPal Holdings, Inc.	56,133	2,538,896
Rocket Cos., Inc., Class A*	56,409	803,828
UWM Holdings Corp., Class A	9,097	32,931
Visa, Inc., Class A	6,325	1,911,668
Voya Financial, Inc.	5,761	393,592
Western Union Co. (The)	19,021	166,053
WEX, Inc.*	1,868	285,879

		69,844,366

Insurance (3.2%)
Aflac, Inc.	28,774	3,156,795
Allstate Corp. (The)	15,811	3,278,253
American Financial Group, Inc.	3,961	505,859
American International Group, Inc.	137,139	10,319,710
Aon plc, Class A	17,561	5,668,340
Arch Capital Group Ltd.*	21,371	2,051,402
Arthur J Gallagher & Co.	14,269	3,090,380
Assurant, Inc.	3,036	661,271
Assured Guaranty Ltd.	2,660	216,737
Axis Capital Holdings Ltd.	4,451	451,376
Brighthouse Financial, Inc.*	3,424	205,029
Brown & Brown, Inc.	15,471	1,008,864
Chubb Ltd.	41,126	13,404,197
Cincinnati Financial Corp.	9,229	1,452,183
CNA Financial Corp.	1,268	58,227
Everest Group Ltd.	9,061	2,961,588
Fidelity National Financial, Inc.	15,410	714,716
First American Financial Corp.	5,828	351,370
Globe Life, Inc.	4,769	663,702
Hanover Insurance Group, Inc. (The)	2,119	367,329
Hartford Insurance Group, Inc. (The)	25,223	3,410,906
Kemper Corp.	3,732	114,050
Lincoln National Corp.	10,203	362,206
Loews Corp.	10,095	1,077,540
Markel Group, Inc.*	594	1,136,958
Marsh & McLennan Cos., Inc.	59,428	10,307,787
MetLife, Inc.	48,731	3,446,256
Old Republic International Corp.	13,692	546,311
Primerica, Inc.	1,934	484,428
Principal Financial Group, Inc.	13,039	1,174,944
Progressive Corp. (The)	83,680	16,588,723
Prudential Financial, Inc.	20,983	2,049,829
Reinsurance Group of America, Inc.	3,952	806,840
RenaissanceRe Holdings Ltd.	2,713	806,385
RLI Corp.	4,640	264,666
Travelers Cos., Inc. (The)	35,417	10,330,431
Unum Group	16,433	1,200,102
W.R. Berkley Corp.	17,386	1,152,344
White Mountains Insurance Group Ltd.	148	325,150
Willis Towers Watson plc	18,586	5,402,950

		111,576,134

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)(x)	64,170	643,625
Annaly Capital Management, Inc. (REIT)	40,949	866,072
Rithm Capital Corp. (REIT)	33,125	314,025
Starwood Property Trust, Inc. (REIT)(x)	20,714	356,695

		2,180,417

Total Financials		573,921,236

Health Care (9.6%)
Biotechnology (1.2%)
AbbVie, Inc.	22,634	4,922,669
Amgen, Inc.	33,514	11,791,901
Biogen, Inc.*	8,753	1,604,688
BioMarin Pharmaceutical, Inc.*	11,391	643,478
Caris Life Sciences, Inc.*	683	12,212
Exelixis, Inc.*	3,017	129,399
Gilead Sciences, Inc.	74,818	10,427,385
Incyte Corp.*	7,127	670,793
Insmed, Inc.*	787	128,690
Ionis Pharmaceuticals, Inc.*	670	50,310
Moderna, Inc.*	21,470	1,090,676
Neurocrine Biosciences, Inc.*	838	110,398
Regeneron Pharmaceuticals, Inc.	7,271	5,617,865
Revolution Medicines, Inc.*	10,384	1,009,844
Roivant Sciences Ltd.*	23,358	647,017
Sarepta Therapeutics, Inc.*	932	20,280
United Therapeutics Corp.*	2,541	1,506,762
Viking Therapeutics, Inc.*	6,013	195,663

		40,580,030

Health Care Equipment & Supplies (1.8%)
Abbott Laboratories	149,745	15,374,319
Alcon AG(x)	74,535	5,616,212
Align Technology, Inc.*	4,107	704,063
Baxter International, Inc.	30,692	515,626
Becton Dickinson & Co.	17,139	2,694,765
Boston Scientific Corp.*	73,197	4,593,112
Cooper Cos., Inc. (The)*	11,935	853,352
Dentsply Sirona, Inc.	11,930	138,388
Edwards Lifesciences Corp.*	34,485	2,761,559
Envista Holdings Corp.*	9,760	247,611
GE HealthCare Technologies, Inc.	27,424	1,952,040
Globus Medical, Inc., Class A*	6,718	578,823
Hologic, Inc.*	13,365	1,010,260
Medline, Inc., Class A*	38,071	1,694,160
Medtronic plc	167,716	14,532,591
ResMed, Inc.	6,679	1,499,302
Solventum Corp.*	8,846	577,644
STERIS plc	5,883	1,300,908
Stryker Corp.	15,320	5,033,999
Teleflex, Inc.	2,646	316,488
Zimmer Biomet Holdings, Inc.	11,865	1,072,833

		63,068,055

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (2.3%)
Acadia Healthcare Co., Inc.*	5,452	$127,522
Cardinal Health, Inc.	13,473	2,846,980
Centene Corp.*	40,746	1,334,024
Chemed Corp.	759	286,705
Cigna Group (The)	54,219	14,462,918
CVS Health Corp.	86,329	6,200,149
Elevance Health, Inc.	22,983	6,728,273
Encompass Health Corp.	30,785	2,977,833
HCA Healthcare, Inc.	11,880	5,622,091
Henry Schein, Inc.*	6,271	462,173
Humana, Inc.	18,056	3,130,730
Labcorp Holdings, Inc.	15,689	4,185,982
McKesson Corp.	13,275	11,487,654
Molina Healthcare, Inc.*	1,375	183,288
Quest Diagnostics, Inc.	6,679	1,308,950
Tenet Healthcare Corp.*	5,219	984,877
UnitedHealth Group, Inc.	65,551	17,737,445
Universal Health Services, Inc., Class B	3,210	574,494

		80,642,088

Health Care Technology (0.0%)†
Certara, Inc.*	7,263	41,399
Veeva Systems, Inc., Class A*	1,803	316,715

		358,114

Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	17,073	1,945,981
Avantor, Inc.*	39,582	310,323
Bio-Rad Laboratories, Inc., Class A*	1,109	309,134
Bio-Techne Corp.(x)	9,254	483,614
Bruker Corp.	6,189	223,547
Charles River Laboratories International, Inc.*	2,923	504,217
Danaher Corp.	66,798	12,664,901
ICON plc*	12,260	1,356,692
Illumina, Inc.*	9,205	1,134,608
IQVIA Holdings, Inc.*	15,576	2,656,331
Mettler-Toledo International, Inc.*	1,232	1,553,798
QIAGEN NV	12,131	485,725
Repligen Corp.*	2,764	325,654
Revvity, Inc.	6,954	609,240
Sotera Health Co.*	12,413	178,002
Thermo Fisher Scientific, Inc.	28,635	14,074,962
Waters Corp.*	4,022	1,197,752
West Pharmaceutical Services, Inc.	4,289	1,074,995

		41,089,476

Pharmaceuticals (3.1%)
Bristol-Myers Squibb Co.	131,723	7,989,000
Elanco Animal Health, Inc.*	29,485	705,576
Eli Lilly & Co.	3,183	2,927,628
Jazz Pharmaceuticals plc*	3,489	659,596
Johnson & Johnson	189,081	46,218,960
Merck & Co., Inc.	243,015	29,232,274
Organon & Co.	15,559	93,198
Perrigo Co. plc	8,161	87,649
Pfizer, Inc.#	487,899	13,700,204
Royalty Pharma plc, Class A	71,707	3,439,785
Viatris, Inc.	69,177	934,581
Zoetis, Inc.	5,409	639,398

		106,627,849

Total Health Care		332,365,612

Industrials (10.7%)
Aerospace & Defense (2.9%)
ATI, Inc.*	8,071	1,174,008
Boeing Co. (The)*	75,464	15,019,600
BWX Technologies, Inc.	4,504	921,023
Carpenter Technology Corp.	2,373	935,318
Curtiss-Wright Corp.	2,252	1,533,882
General Dynamics Corp.	62,400	21,416,928
Hexcel Corp.	24,967	2,020,579
Huntington Ingalls Industries, Inc.	2,337	887,826
L3Harris Technologies, Inc.	11,190	3,862,229
Leonardo DRS, Inc.	2,749	122,386
Loar Holdings, Inc.*	245	14,036
Lockheed Martin Corp.	8,919	5,390,554
Northrop Grumman Corp.	14,912	10,173,563
RTX Corp.	155,311	29,959,492
StandardAero, Inc.*	10,474	270,543
Textron, Inc.	10,524	921,481
TransDigm Group, Inc.	2,733	3,167,438
Woodward, Inc.	3,588	1,284,217

		99,075,103

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	16,469	2,735,007
Expeditors International of Washington, Inc.	8,092	1,159,017
FedEx Corp.	12,842	4,574,064
GXO Logistics, Inc.*	6,724	348,639
United Parcel Service, Inc., Class B	43,978	4,326,556

		13,143,283

Building Products (0.5%)
A.O. Smith Corp.	6,808	448,919
Advanced Drainage Systems, Inc.	4,233	580,471
Allegion plc	5,156	749,115
Armstrong World Industries, Inc.	1,820	299,936
Builders FirstSource, Inc.*	6,500	535,145
Carlisle Cos., Inc.	2,190	730,628
Carrier Global Corp.	111,451	6,275,806
Fortune Brands Innovations, Inc.	7,247	282,416
Hayward Holdings, Inc.*	11,889	159,075
Johnson Controls International plc	39,556	5,179,858
Masco Corp.	12,447	751,425
Owens Corning	4,972	538,070
Simpson Manufacturing Co., Inc.	2,303	395,241
Trane Technologies plc	2,354	981,006
Trex Co., Inc.*	6,393	232,833

		18,139,944

Commercial Services & Supplies (0.2%)
Clean Harbors, Inc.*	3,035	870,225
Copart, Inc.*	3,633	120,616
MSA Safety, Inc.	2,216	363,313
RB Global, Inc.	10,430	999,715
Republic Services, Inc.	12,137	2,658,246
Tetra Tech, Inc.	12,808	385,777
Veralto Corp.	8,616	761,827

		6,159,719

Construction & Engineering (0.2%)
AECOM	7,928	672,453
API Group Corp.*	22,074	894,438
EMCOR Group, Inc.	1,734	1,280,229
Everus Construction Group, Inc.*	3,047	359,729
MasTec, Inc.*	2,942	946,559
Quanta Services, Inc.	1,988	1,091,452
Valmont Industries, Inc.	1,167	466,298
WillScot Holdings Corp.	7,946	137,943

		5,849,101

Electrical Equipment (0.9%)
Acuity, Inc.(x)	1,849	518,127
AMETEK, Inc.	13,803	2,958,811
Eaton Corp. plc	41,104	14,701,668
Emerson Electric Co.	33,770	4,424,545
GE Vernova, Inc.	2,628	2,293,981
Generac Holdings, Inc.*	3,462	676,232

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Hubbell, Inc., Class B	3,205	$1,572,822
nVent Electric plc	9,540	1,128,391
Regal Rexnord Corp.	3,957	740,988
Rockwell Automation, Inc.	6,235	2,237,617
Sensata Technologies Holding plc	8,690	306,062
Vertiv Holdings Co., Class A	2,010	503,666

		32,062,910

Ground Transportation (1.0%)
Avis Budget Group, Inc.(x)*	664	96,844
CSX Corp.	112,473	4,617,017
JB Hunt Transport Services, Inc.	4,590	972,621
Knight-Swift Transportation Holdings, Inc., Class A	9,432	543,094
Landstar System, Inc.	2,041	327,193
Lyft, Inc., Class A*	19,334	257,142
Norfolk Southern Corp.	13,531	3,883,397
Old Dominion Freight Line, Inc.	10,537	2,058,930
Ryder System, Inc.	2,354	481,887
Saia, Inc.*	1,596	560,643
Schneider National, Inc., Class B	2,755	72,622
Uber Technologies, Inc.*	87,591	6,300,421
U-Haul Holding Co. (Nasdaq Stock Exchange)(x)*	285	13,617
U-Haul Holding Co. (New York Stock Exchange)	3,751	167,557
Union Pacific Corp.	57,018	13,833,707
XPO, Inc.*	5,454	1,061,076

		35,247,768

Industrial Conglomerates (0.5%)
3M Co.	26,811	3,893,762
Honeywell International, Inc.	66,401	15,008,618

		18,902,380

Machinery (3.2%)
AGCO Corp.	3,716	430,573
Allison Transmission Holdings, Inc.	4,134	483,926
Caterpillar, Inc.	28,196	19,975,738
CNH Industrial NV	210,104	2,311,144
Crane Co.	2,948	504,108
Cummins, Inc.	8,246	4,436,513
Deere & Co.	19,267	10,853,101
Donaldson Co., Inc.	6,956	590,356
Dover Corp.	8,124	1,693,448
Esab Corp.	3,410	329,611
Flowserve Corp.	7,590	557,941
Fortive Corp.	19,008	1,050,762
Gates Industrial Corp. plc*	15,192	343,491
Graco, Inc.	9,947	842,013
IDEX Corp.	4,529	858,472
Illinois Tool Works, Inc.	25,481	6,632,449
Ingersoll Rand, Inc.	23,822	1,908,619
ITT, Inc.	5,070	965,987
Lincoln Electric Holdings, Inc.	3,211	799,796
Middleby Corp. (The)*	2,854	378,383
Mueller Industries, Inc.	6,497	719,868
Nordson Corp.	3,188	848,199
Oshkosh Corp.	44,229	6,510,951
Otis Worldwide Corp.	38,828	2,992,862
PACCAR, Inc.	95,275	11,004,262
Parker-Hannifin Corp.	25,647	22,960,220
Pentair plc	9,801	853,765
RBC Bearings, Inc.*	1,480	803,818
Snap-on, Inc.	3,070	1,115,085
Stanley Black & Decker, Inc.	9,260	658,016
Timken Co. (The)	3,747	376,836
Toro Co. (The)	5,906	551,857
Westinghouse Air Brake Technologies Corp.#	10,159	2,538,836
Xylem, Inc.	14,580	1,742,310

		109,623,316

Marine Transportation (0.0%)†
Kirby Corp.*	3,344	444,351

Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	5,692	209,352
American Airlines Group, Inc.*	36,610	393,191
Delta Air Lines, Inc.	39,076	2,597,772
Southwest Airlines Co.	24,701	928,017
United Airlines Holdings, Inc.*	19,501	1,795,457

		5,923,789

Professional Services (0.4%)
Amentum Holdings, Inc.*	9,539	248,777
Automatic Data Processing, Inc.	1,779	361,457
Broadridge Financial Solutions, Inc.	639	103,825
CACI International, Inc., Class A*	1,301	707,575
Clarivate plc(x)*	21,996	55,650
Concentrix Corp.(x)	2,647	72,422
Equifax, Inc.	24,942	4,491,306
FTI Consulting, Inc.*	1,804	318,893
Genpact Ltd.	9,643	359,202
Jacobs Solutions, Inc.	7,131	907,634
KBR, Inc.	6,967	256,804
Leidos Holdings, Inc.	11,448	1,780,393
ManpowerGroup, Inc.	2,759	81,280
Parsons Corp.*	3,161	171,231
Paychex, Inc.	13,283	1,223,630
Paycom Software, Inc.	1,394	169,427
Paylocity Holding Corp.*	218	23,553
Robert Half, Inc.	5,924	150,469
Science Applications International Corp.	2,747	260,745
SS&C Technologies Holdings, Inc.	12,536	847,057
TransUnion	11,679	808,070
Verisk Analytics, Inc.	3,353	636,232

		14,035,632

Trading Companies & Distributors (0.3%)
Air Lease Corp., Class A	6,240	405,226
Applied Industrial Technologies, Inc.	2,244	595,378
Core & Main, Inc., Class A*	4,771	235,687
Fastenal Co.	12,291	570,302
Ferguson Enterprises, Inc.	10,772	2,512,677
MSC Industrial Direct Co., Inc., Class A	2,633	242,947
QXO, Inc.*	36,601	710,791
SiteOne Landscape Supply, Inc.*	1,796	239,066
United Rentals, Inc.	3,803	2,770,714
W.W. Grainger, Inc.	2,101	2,291,792
Watsco, Inc.	2,085	758,502
WESCO International, Inc.	2,871	785,563

		12,118,645

Total Industrials		370,725,941

Information Technology (11.7%)
Communications Equipment (1.2%)
Ciena Corp.*	8,451	3,280,932
Cisco Systems, Inc.#	238,484	18,503,973
F5, Inc.*	12,566	3,635,721
Lumentum Holdings, Inc.*	3,901	2,741,467
Motorola Solutions, Inc.	25,677	11,143,048

		39,305,141

Electronic Equipment, Instruments & Components (0.8%)
Arrow Electronics, Inc.*	3,093	443,567
Avnet, Inc.	4,840	298,241
CDW Corp.	7,313	885,019
Cognex Corp.	10,053	492,496

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Coherent Corp.*	9,308	$2,217,259
Corning, Inc.	46,780	6,360,677
Crane NXT Co.	2,934	119,091
Flex Ltd.*	22,044	1,443,000
Ingram Micro Holding Corp.(x)	1,229	28,648
IPG Photonics Corp.*	1,479	169,479
Jabil, Inc.	2,196	583,323
Keysight Technologies, Inc.*	10,309	2,910,952
Littelfuse, Inc.	1,471	499,184
Ralliant Corp.	6,779	281,939
TD SYNNEX Corp.	4,574	771,679
Teledyne Technologies, Inc.*	16,085	9,731,586
Vontier Corp.	8,666	307,383
Zebra Technologies Corp., Class A*	3,045	636,649

		28,180,172

IT Services (1.0%)
Accenture plc, Class A	61,255	12,146,254
Akamai Technologies, Inc.(x)*	8,436	968,875
Amdocs Ltd.	6,486	423,276
Cognizant Technology Solutions Corp., Class A	28,964	1,776,941
DXC Technology Co.*	10,339	129,961
EPAM Systems, Inc.*	3,227	436,936
Globant SA*	2,335	107,667
International Business Machines Corp.	55,748	13,512,758
Kyndryl Holdings, Inc.*	12,959	170,022
MongoDB, Inc.*	4,275	1,046,392
Okta, Inc.*	6,077	478,321
Twilio, Inc., Class A*	7,025	883,885
VeriSign, Inc.	9,497	2,358,675

		34,439,963

Semiconductors & Semiconductor Equipment (5.3%)
Advanced Micro Devices, Inc.*	40,050	8,147,372
Allegro MicroSystems, Inc.*	7,356	231,935
Amkor Technology, Inc.	7,443	335,158
Analog Devices, Inc.	52,832	16,807,972
Applied Materials, Inc.	44,863	15,333,725
Broadcom, Inc.	25,755	7,971,430
Cirrus Logic, Inc.(x)*	3,062	442,826
Entegris, Inc.	7,517	881,293
First Solar, Inc.*	6,082	1,199,735
GLOBALFOUNDRIES, Inc.*	6,155	273,774
Intel Corp.*	264,388	11,667,442
KLA Corp.	5,655	8,326,479
Lam Research Corp.	28,483	6,085,678
Lattice Semiconductor Corp.*	1,216	112,796
MACOM Technology Solutions Holdings, Inc.*	2,850	632,900
Marvell Technology, Inc.	48,181	4,772,328
Microchip Technology, Inc.	126,976	8,203,919
Micron Technology, Inc.	70,900	23,952,856
MKS, Inc.	4,025	924,985
NVIDIA Corp.	149,300	26,037,920
NXP Semiconductors NV	39,151	7,707,266
ON Semiconductor Corp.*	24,476	1,515,554
Onto Innovation, Inc.*	2,265	464,484
Qnity Electronics, Inc.	12,540	1,446,865
Qorvo, Inc.*	5,028	389,167
QUALCOMM, Inc.	119,893	15,439,821
Skyworks Solutions, Inc.	8,875	475,256
Teradyne, Inc.	9,382	2,781,388
Texas Instruments, Inc.	52,933	10,276,413
Universal Display Corp.	2,632	241,249

		183,079,986

Software (2.1%)
Adobe, Inc.*	18,285	4,444,718
Aurora Innovation, Inc., Class A(x)*	69,862	287,831
BILL Holdings, Inc.(x)*	4,822	184,683
CCC Intelligent Solutions Holdings, Inc.(x)*	34,221	205,326
Circle Internet Group, Inc., Class A*	2,389	227,935
Docusign, Inc.*	2,941	139,433
Dolby Laboratories, Inc., Class A	3,622	217,537
Dropbox, Inc., Class A(x)*	8,054	182,987
Fair Isaac Corp.*	247	263,682
Gen Digital, Inc.	129,689	2,442,044
Microsoft Corp.	79,856	29,560,296
nCino, Inc.*	5,490	82,240
Nutanix, Inc., Class A*	11,702	444,793
Oracle Corp.	24,498	3,603,901
Palantir Technologies, Inc., Class A*	6,893	1,008,308
Pegasystems, Inc.	3,482	148,194
PTC, Inc.*	6,319	900,394
Roper Technologies, Inc.	6,433	2,276,381
Rubrik, Inc., Class A*	3,228	158,075
SailPoint, Inc.*	3,602	47,691
Salesforce, Inc.	72,034	13,446,587
SentinelOne, Inc., Class A*	4,920	63,370
Strategy, Inc.*	15,158	1,891,718
Synopsys, Inc.*	18,728	7,425,277
Teradata Corp.*	4,334	111,080
Trimble, Inc.*	14,274	931,093
Tyler Technologies, Inc.*	440	150,647
UiPath, Inc., Class A*	24,101	267,521
Unity Software, Inc.*	18,171	398,672
Zoom Communications, Inc., Class A*	27,405	2,203,088
Zscaler, Inc.*	1,967	275,950

		73,991,452

Technology Hardware, Storage & Peripherals (1.3%)
Apple, Inc.	89,917	22,820,035
Dell Technologies, Inc., Class C	16,474	2,703,878
Everpure, Inc., Class A*	2,656	156,810
Hewlett Packard Enterprise Co.	78,565	1,870,633
HP, Inc.	56,511	1,085,576
NetApp, Inc.	7,245	741,816
Sandisk Corp.*	12,275	7,798,799
Super Micro Computer, Inc.*	16,661	379,371
Western Digital Corp.	31,115	8,416,296

		45,973,214

Total Information Technology		404,969,928

Materials (4.0%)
Chemicals (2.2%)
Air Products and Chemicals, Inc.	36,162	10,504,699
Albemarle Corp.	7,040	1,263,891
Ashland, Inc.	2,715	150,981
Axalta Coating Systems Ltd.*	12,761	353,480
Celanese Corp.	6,551	430,859
CF Industries Holdings, Inc.	9,659	1,254,125
Corteva, Inc.	228,855	19,157,452
Dow, Inc.	42,395	1,765,752
DuPont de Nemours, Inc.	25,080	1,148,664
Eastman Chemical Co.(x)	6,876	524,776
Ecolab, Inc.	42,456	11,294,145
Element Solutions, Inc.	13,491	460,583
FMC Corp.	7,434	128,013
Huntsman Corp.	9,846	131,050
International Flavors & Fragrances, Inc.	15,349	1,113,570
Linde plc	28,137	13,949,199
LyondellBasell Industries NV, Class A	15,348	1,236,435
Mosaic Co. (The)	18,905	482,078

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
NewMarket Corp.	336	$215,359
Olin Corp.	6,879	204,513
PPG Industries, Inc.	13,461	1,438,712
RPM International, Inc.	68,730	6,831,762
Scotts Miracle-Gro Co. (The)(x)	2,616	159,079
Sherwin-Williams Co. (The)	5,294	1,696,992
Solstice Advanced Materials, Inc.	9,526	725,500
Westlake Corp.	2,002	233,874

		76,855,543

Construction Materials (0.7%)
CRH plc	71,343	7,499,576
Eagle Materials, Inc.(x)	11,692	2,215,049
James Hardie Industries plc (ADR)*	3,242	61,404
Martin Marietta Materials, Inc.	19,650	11,567,562
Vulcan Materials Co.	7,921	2,156,888

		23,500,479

Containers & Packaging (0.3%)
Amcor plc	27,618	1,097,816
AptarGroup, Inc.	3,919	493,872
Avery Dennison Corp.	4,608	795,709
Ball Corp.	16,308	963,966
Crown Holdings, Inc.	6,934	695,134
Graphic Packaging Holding Co.	17,516	174,109
International Paper Co.	31,403	1,121,087
Packaging Corp. of America	5,291	1,122,856
Sealed Air Corp.	8,737	367,391
Silgan Holdings, Inc.	5,293	205,368
Smurfit Westrock plc	31,215	1,243,918
Sonoco Products Co.	5,899	319,077

		8,600,303

Metals & Mining (0.8%)
Alcoa Corp.	15,481	1,026,855
Anglogold Ashanti plc	26,519	2,581,890
Cleveland-Cliffs, Inc.*	33,575	283,709
Freeport-McMoRan, Inc.	85,698	5,037,328
MP Materials Corp.*	7,826	377,683
Newmont Corp.	87,848	9,509,546
Nucor Corp.	13,762	2,327,154
Reliance, Inc.	11,643	3,538,540
Royal Gold, Inc.	4,910	1,249,546
Southern Copper Corp.	5,030	865,462
Steel Dynamics, Inc.	7,413	1,334,340

		28,132,053

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	3,775	274,631

Total Materials		137,363,009

Real Estate (2.6%)
Diversified REITs (0.0%)†
WP Carey, Inc. (REIT)	12,986	882,529

Health Care REITs (0.4%)
Alexandria Real Estate Equities, Inc. (REIT)	10,276	477,012
American Healthcare REIT, Inc. (REIT)	13,923	656,609
Healthcare Realty Trust, Inc. (REIT), Class A	19,660	334,024
Healthpeak Properties, Inc. (REIT)	41,531	682,354
Medical Properties Trust, Inc. (REIT)(x)	29,889	138,386
Omega Healthcare Investors, Inc. (REIT)	17,676	774,562
Ventas, Inc. (REIT)	28,054	2,294,256
Welltower, Inc. (REIT)	41,200	8,145,652

		13,502,855

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. (REIT)	41,085	787,189
Park Hotels & Resorts, Inc. (REIT)(x)	11,765	123,885
Ryman Hospitality Properties, Inc. (REIT)	14,577	1,345,020

		2,256,094

Industrial REITs (0.5%)
Americold Realty Trust, Inc. (REIT)(x)	17,081	195,748
EastGroup Properties, Inc. (REIT)	3,172	587,106
First Industrial Realty Trust, Inc. (REIT)	7,668	443,594
Lineage, Inc. (REIT)(x)	4,232	138,640
Prologis, Inc. (REIT)	104,063	13,755,047
Rexford Industrial Realty, Inc. (REIT)	13,967	457,140
STAG Industrial, Inc. (REIT)	11,184	403,295

		15,980,570

Office REITs (0.0%)†
BXP, Inc. (REIT)	9,490	492,531
COPT Defense Properties (REIT)	15,188	464,753
Cousins Properties, Inc. (REIT)	9,997	225,632
Highwoods Properties, Inc. (REIT)	6,474	138,608
Kilroy Realty Corp. (REIT)(x)	7,027	198,232
Vornado Realty Trust (REIT)	10,566	274,610

		1,794,366

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	15,858	2,148,124
CoStar Group, Inc.*	21,920	884,253
Howard Hughes Holdings, Inc.*	1,854	117,284
Jones Lang LaSalle, Inc.*	2,065	628,421
Zillow Group, Inc., Class A*	2,886	119,452
Zillow Group, Inc., Class C*	9,888	409,165

		4,306,699

Residential REITs (0.4%)
American Homes 4 Rent (REIT), Class A	20,470	571,522
AvalonBay Communities, Inc. (REIT)	8,521	1,391,905
Camden Property Trust (REIT)	6,324	617,602
Equity LifeStyle Properties, Inc. (REIT)	84,036	5,245,527
Equity Residential (REIT)	22,692	1,342,232
Essex Property Trust, Inc. (REIT)	3,818	923,956
Invitation Homes, Inc. (REIT)	36,659	910,976
Mid-America Apartment Communities, Inc. (REIT)	6,971	851,299
Sun Communities, Inc. (REIT)	5,932	747,195
UDR, Inc. (REIT)	18,711	632,058

		13,234,272

Retail REITs (0.3%)
Agree Realty Corp. (REIT)(x)	6,776	510,775
Brixmor Property Group, Inc. (REIT)	18,240	525,312
Federal Realty Investment Trust (REIT)	5,096	541,246
Kimco Realty Corp. (REIT)	40,036	899,609
NNN REIT, Inc. (REIT)	11,203	470,862
Realty Income Corp. (REIT)	54,864	3,356,580
Regency Centers Corp. (REIT)	10,823	818,868
Simon Property Group, Inc. (REIT)	15,104	2,817,349

		9,940,601

Specialized REITs (0.8%)
Crown Castle, Inc. (REIT)	25,996	2,113,735
CubeSmart (REIT)	13,562	497,047
Digital Realty Trust, Inc. (REIT)	32,520	5,860,429
EPR Properties (REIT)	4,470	223,321

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Equinix, Inc. (REIT)	5,856	$5,740,285
Extra Space Storage, Inc. (REIT)	23,968	3,142,924
Fermi, Inc. (REIT)(x)*	2,146	12,533
Gaming and Leisure Properties, Inc. (REIT)	16,267	721,767
Iron Mountain, Inc. (REIT)	17,578	1,795,417
Millrose Properties, Inc. (REIT)	9,170	256,760
National Storage Affiliates Trust (REIT)	4,218	159,187
Public Storage (REIT)	11,555	3,130,018
Rayonier, Inc. (REIT)	17,838	367,820
SBA Communications Corp. (REIT)	6,434	1,107,356
VICI Properties, Inc. (REIT), Class A	64,002	1,748,535
Weyerhaeuser Co. (REIT)	43,424	1,060,848

		27,937,982

Total Real Estate		89,835,968

Utilities (4.2%)
Electric Utilities (2.7%)
Alliant Energy Corp.	15,389	1,104,315
American Electric Power Co., Inc.	71,349	9,352,427
Constellation Energy Corp.	18,767	5,240,685
Duke Energy Corp.	98,548	12,903,875
Edison International	22,836	1,671,138
Entergy Corp.	26,754	3,006,079
Evergy, Inc.	13,791	1,129,759
Eversource Energy	22,255	1,541,826
Exelon Corp.	60,563	2,968,798
FirstEnergy Corp.	32,877	1,665,549
IDACORP, Inc.	3,230	461,793
NextEra Energy, Inc.	177,333	16,470,689
NRG Energy, Inc.	3,290	480,801
OGE Energy Corp.	12,035	577,199
PG&E Corp.	376,016	6,606,601
Pinnacle West Capital Corp.	7,138	719,154
PPL Corp.	44,345	1,693,979
Southern Co. (The)	120,181	11,599,870
Xcel Energy, Inc.	189,969	15,091,137

		94,285,674

Gas Utilities (0.3%)
Atmos Energy Corp.	50,954	9,412,223
MDU Resources Group, Inc.	12,149	251,727
National Fuel Gas Co.	5,373	504,847
UGI Corp.	12,883	469,199

		10,637,996

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	42,536	599,332
Brookfield Renewable Corp.	8,091	322,265
Clearway Energy, Inc., Class A	2,075	81,278
Clearway Energy, Inc., Class C	4,874	191,499
Talen Energy Corp.*	2,718	867,667
Vistra Corp.	3,821	574,411

		2,636,452

Multi-Utilities (0.9%)
Ameren Corp.	38,637	4,246,979
CenterPoint Energy, Inc.	39,040	1,684,966
CMS Energy Corp.	18,133	1,406,758
Consolidated Edison, Inc.	21,597	2,444,349
Dominion Energy, Inc.	151,186	9,346,319
DTE Energy Co.	12,415	1,815,321
NiSource, Inc.	28,587	1,333,869
Public Service Enterprise Group, Inc.	29,920	2,422,024
Sempra	39,112	3,800,513
WEC Energy Group, Inc.	19,509	2,258,557

		30,759,655

Water Utilities (0.2%)
American Water Works Co., Inc.	62,083	8,448,876
Essential Utilities, Inc.	16,803	676,657

		9,125,533

Total Utilities		147,445,310

Total Common Stocks (81.6%) (Cost $1,627,209,422)		2,832,835,543

EXCHANGE TRADED FUNDS (ETF):
Equity (9.2%)
iShares Core S&P 500 ETF	794	518,649
iShares Morningstar Growth ETF	9,500	907,060
iShares Morningstar U.S. Equity ETF	5,416	486,682
iShares Morningstar Value ETF(x)‡	575,610	53,612,316
iShares Russell 1000 ETF	1,631	581,549
iShares Russell 1000 Value ETF	205,988	44,013,456
State Street SPDR Portfolio S&P 500 Growth ETF	9,200	900,772
State Street SPDR Portfolio S&P 500 Value ETF(x)	1,415,400	80,083,332
Vanguard Growth ETF	24,490	10,696,987
Vanguard Large-Cap ETF	1,464	437,516
Vanguard Russell 1000 Growth ETF(x)	7,600	833,644
Vanguard Russell 1000 Value ETF(x)	723,000	67,774,020
Vanguard Value ETF	290,701	57,035,536

Total Exchange Traded Funds (9.2%) (Cost $181,590,444)		317,881,519

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Mirati Therapeutics, Inc., CVR(r)* (Cost $2,342)	4,461	2,230

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.4%)
Allspring Government Money Market Fund, Select Shares 3.60% (7 day yield) (xx)	14,000,000	14,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	12,338,662	12,338,662
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	54,844,952	54,850,436
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.58% (7 day yield) (xx)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 3.60% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		85,189,098

Total Short-Term Investments (2.4%) (Cost $85,195,431)		85,189,098

Total Investments in Securities (93.2%) (Cost $1,893,997,639)		3,235,908,390
Other Assets Less Liabilities (6.8%)		236,761,021

Net Assets (100%)		$3,472,669,411

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $53,460,967.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $33,226,920. This was collateralized by $1,329,980 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.375%, maturing 4/15/26 – 11/15/55 and by cash of $32,287,862 of which $30,338,662 was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Value ETF (x)	575,610	54,154,148	2,062,233	(1,957,957)	955,623	(1,601,731)	53,612,316	197,601	—

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	494	6/2026	USD	162,297,525	(3,118,319)
S&P Midcap 400 E-Mini Index	433	6/2026	USD	147,068,450	777,008

					(2,341,311)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$201,998,557	$—	$—	$201,998,557
Consumer Discretionary	184,831,729	—	—	184,831,729
Consumer Staples	186,906,163	4,823,710	—	191,729,873
Energy	197,648,380	—	—	197,648,380
Financials	573,921,236	—	—	573,921,236
Health Care	332,365,612	—	—	332,365,612
Industrials	370,725,941	—	—	370,725,941
Information Technology	404,969,928	—	—	404,969,928
Materials	137,363,009	—	—	137,363,009
Real Estate	89,835,968	—	—	89,835,968
Utilities	147,445,310	—	—	147,445,310
Exchange Traded Funds	317,881,519	—	—	317,881,519
Futures	777,008	—	—	777,008
Rights
Health Care	—	—	2,230	2,230
Short-Term Investments
Investment Companies	85,189,098	—	—	85,189,098

Total Assets	$3,231,859,458	$4,823,710	$2,230	$3,236,685,398

Liabilities:
Futures	$(3,118,319)	$—	$—	$(3,118,319)

Total Liabilities	$(3,118,319)	$—	$—	$(3,118,319)

Total	$3,228,741,139	$4,823,710	$2,230	$3,233,567,079

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,433,406,509
Aggregate gross unrealized depreciation	(133,316,116)

Net unrealized appreciation	$1,300,090,393

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,933,476,686

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.6%)
Vista Energy SAB de CV (ADR)*	49,273	$3,718,633

Brazil (13.3%)
Arcos Dorados Holdings, Inc., Class A	414,293	3,417,917
Banco do Brasil SA	2,033,800	9,054,206
BB Seguridade Participacoes SA	1,427,100	9,598,765
Engie Brasil Energia SA	702,300	4,456,616
Motiva Infraestrutura de Mobilidade SA	1,803,010	5,517,092
Petroleo Brasileiro SA - Petrobras (ADR)	454,133	9,423,260
PRIO SA*	734,900	9,406,425
Rede D’Or Sao Luiz SA(m)	602,300	4,525,520
Suzano SA	467,000	4,680,052
Vale SA (ADR), Class B	568,075	9,038,073
Vibra Energia SA	1,733,222	10,546,861

		79,664,787

China (20.8%)
Alibaba Group Holding Ltd.	242,000	3,809,690
Anhui Conch Cement Co. Ltd., Class H	797,325	2,166,161
ANTA Sports Products Ltd.	452,600	4,411,981
Bosideng International Holdings Ltd.	10,882,000	5,617,817
China Construction Bank Corp., Class H	12,702,574	13,796,226
China Medical System Holdings Ltd.	2,514,000	4,297,741
China Merchants Bank Co. Ltd., Class H	1,560,781	9,909,410
DaShenLin Pharmaceutical Group Co. Ltd., Class A	1,765,500	4,572,270
ENN Natural Gas Co. Ltd., Class A	2,078,510	6,572,976
Hengan International Group Co. Ltd.	848,336	2,977,278
Huayu Automotive Systems Co. Ltd., Class A	1,462,196	4,087,117
Lenovo Group Ltd.(x)	8,084,000	9,606,654
Midea Group Co. Ltd., Class A	852,700	9,472,627
NetEase, Inc.	361,800	8,049,876
Ping An Insurance Group Co. of China Ltd., Class H	1,039,500	8,106,417
Sinopharm Group Co. Ltd., Class H	3,559,031	9,178,350
Tencent Holdings Ltd.	45,200	2,853,562
Tingyi Cayman Islands Holding Corp.	3,736,000	6,184,872
Want Want China Holdings Ltd.	7,914,000	4,708,667
Weichai Power Co. Ltd., Class H	1,209,906	4,312,957

		124,692,649

Egypt (0.9%)
Commercial International Bank - Egypt (CIB) (Registered) (GDR)(m)	2,408,850	5,341,888

France (1.1%)
Gaztransport Et Technigaz SA	29,079	6,776,858

Greece (2.0%)
Allwyn AG	278,561	4,236,882
National Bank of Greece SA	519,128	8,046,024

		12,282,906

Hong Kong (0.1%)
ASMPT Ltd.	55,146	719,264

Hungary (3.0%)
MOL Hungarian Oil & Gas plc	743,326	8,840,861
OTP Bank Nyrt.	84,240	9,083,432

		17,924,293

India (6.1%)
Axis Bank Ltd.	430,344	5,464,448
Indus Towers Ltd.*	2,077,597	9,213,522
Infosys Ltd. (ADR)(x)	474,377	6,408,833
State Bank of India	339,761	3,620,950
Tata Consultancy Services Ltd.	290,023	7,342,249
UPL Ltd.	743,630	4,491,032

		36,541,034

Indonesia (4.9%)
Alamtri Resources Indonesia Tbk. PT	3,734,900	567,114
Astra International Tbk. PT	20,729,096	7,728,295
Bank Mandiri Persero Tbk. PT	28,810,456	8,078,744
Telkom Indonesia Persero Tbk. PT (ADR)*	462,351	8,636,717
United Tractors Tbk. PT	2,503,200	4,590,405

		29,601,275

Mexico (6.3%)
America Movil SAB de CV (ADR)	386,350	9,844,198
Grupo Aeroportuario del Pacifico SAB de CV (ADR)	32,710	8,075,117
Grupo Financiero Banorte SAB de CV, Class O	901,947	9,987,190
Kimberly-Clark de Mexico SAB de CV, Class A	2,235,673	5,293,866
Ternium SA (ADR)	109,813	4,408,992

		37,609,363

Peru (0.8%)
Credicorp Ltd.	13,972	4,739,023

Philippines (1.0%)
International Container Terminal Services, Inc.	542,160	6,217,493

Poland (0.8%)
InPost SA(x)*	270,397	4,746,900

Russia (0.0%)
Mobile TeleSystems PJSC (ADR)(r)*	580,455	—
Sberbank of Russia PJSC(r)*	1,680,737	—

		—

South Africa (7.4%)
Bidvest Group Ltd.(x)	640,209	8,639,666
Kumba Iron Ore Ltd.(x)	153,114	2,926,671
Life Healthcare Group Holdings Ltd.	4,890,005	3,344,588
Nedbank Group Ltd.	540,036	8,542,885
Sanlam Ltd.	1,211,035	6,380,586
Standard Bank Group Ltd.	404,631	7,334,456
Vodacom Group Ltd.	831,484	7,109,745

		44,278,597

South Korea (11.4%)
Coway Co. Ltd.*	30,754	1,466,187
Hyundai Mobis Co. Ltd.	20,549	5,284,603
KB Financial Group, Inc.	107,313	10,039,683
Kia Corp.	80,735	7,770,948
KT Corp.	161,317	6,490,132
KT&G Corp.	77,748	8,132,086
Shinhan Financial Group Co. Ltd.	182,748	10,538,015
SK hynix, Inc.	34,727	18,887,760

		68,609,414

Taiwan (13.7%)
ASE Technology Holding Co. Ltd.	811,000	8,896,578
Globalwafers Co. Ltd.	399,000	5,378,978
MediaTek, Inc.	209,000	10,120,007
Novatek Microelectronics Corp.	538,000	6,470,343
Quanta Computer, Inc.	1,046,000	9,243,124
Realtek Semiconductor Corp.	162,000	2,460,946
Taiwan Semiconductor Manufacturing Co. Ltd.	528,429	29,790,416
Wiwynn Corp.	93,000	9,811,056

		82,171,448

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Thailand (1.3%)
Kasikornbank PCL	867,767	$5,025,576
PTT Exploration & Production PCL	599,800	2,946,258

		7,971,834

Turkiye (1.0%)
BIM Birlesik Magazalar A/S	394,813	6,148,960

United Kingdom (0.7%)
Unilever plc	72,085	4,062,456

United States (1.1%)
SLB Ltd.	125,387	6,443,638

Total Common Stocks (98.3%) (Cost $455,155,164)		590,262,713

SHORT-TERM INVESTMENTS:
Investment Companies (1.9%)
BlackRock Liquidity FedFund, Institutional Shares 3.55% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.54% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	8,626,952	8,626,952

Total Investment Companies		11,626,952

Total Short-Term Investments (1.9%) (Cost $11,626,952)		11,626,952

Total Investments in Securities (100.2%) (Cost $466,782,116)		601,889,665
Other Assets Less Liabilities (-0.2%)		(1,173,683)

Net Assets (100%)		$600,715,982

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the market value or fair value, as applicable, of these securities amounted to $9,867,408 or 1.6% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $15,109,584. This was collateralized by $3,945,502 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.500%, maturing 4/15/26 – 2/15/55 and by cash of $11,626,952 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Sector Weightings as of March 31, 2026	Market Value	% of Net Assets
Financials	$152,687,924	25.4%
Information Technology	125,136,208	20.8
Consumer Discretionary	60,122,630	10.0
Energy	52,713,452	8.8
Communication Services	52,197,752	8.7
Industrials	45,237,520	7.5
Consumer Staples	42,080,455	7.0
Materials	27,710,981	4.6
Health Care	21,346,199	3.6
Investment Companies	11,626,952	1.9
Utilities	11,029,592	1.9
Cash and Other	(1,173,683)	(0.2)

		100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Argentina	$3,718,633	$—	$—		$3,718,633
Brazil	79,664,787	—	—		79,664,787
China	—	124,692,649	—		124,692,649
Egypt	—	5,341,888	—		5,341,888
France	—	6,776,858	—		6,776,858
Greece	—	12,282,906	—		12,282,906
Hong Kong	—	719,264	—		719,264
Hungary	—	17,924,293	—		17,924,293
India	6,408,833	30,132,201	—		36,541,034
Indonesia	8,636,717	20,964,558	—		29,601,275
Mexico	37,609,363	—	—		37,609,363
Peru	4,739,023	—	—		4,739,023
Philippines	—	6,217,493	—		6,217,493
Poland	—	4,746,900	—		4,746,900
Russia	—	—	—	(a)	—	(a)
South Africa	—	44,278,597	—		44,278,597
South Korea	—	68,609,414	—		68,609,414
Taiwan	—	82,171,448	—		82,171,448
Thailand	—	7,971,834	—		7,971,834
Turkiye	—	6,148,960	—		6,148,960
United Kingdom	—	4,062,456	—		4,062,456
United States	6,443,638	—	—		6,443,638
Short-Term Investments
Investment Companies	11,626,952	—	—		11,626,952

Total Assets	$158,847,946	$443,041,719	$—		$601,889,665

Total Liabilities	$—	$—	$—		$—

Total	$158,847,946	$443,041,719	$—		$601,889,665

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$159,266,385
Aggregate gross unrealized depreciation	(33,309,373)

Net unrealized appreciation	$125,957,012

Federal income tax cost of investments in securities and derivative instruments, if applicable	$475,932,653

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (43.2%)
Communication Services (5.6%)
Diversified Telecommunication Services (2.8%)
AT&T, Inc.
3.500%, 6/1/41	$15,543,000	$12,035,680
4.300%, 12/15/42	12,555,000	10,387,931
4.750%, 5/15/46	6,940,000	5,859,918
4.550%, 3/9/49	7,826,000	6,278,247
3.550%, 9/15/55(x)	7,260,000	4,734,100
Comcast Corp.
3.750%, 4/1/40	210,000	170,189
3.969%, 11/1/47	2,640,000	1,940,950
4.049%, 11/1/52	225,000	160,958
5.650%, 6/1/54(x)	4,600,000	4,228,878
2.937%, 11/1/56	8,190,000	4,562,954
2.987%, 11/1/63	289,000	152,769
Telefonica Emisiones SA
5.213%, 3/8/47	4,800,000	4,166,009
4.895%, 3/6/48	640,000	529,041
Verizon Communications, Inc.
3.400%, 3/22/41	8,272,000	6,345,393
2.850%, 9/3/41	6,480,000	4,544,544
4.862%, 8/21/46	4,360,000	3,788,386
3.700%, 3/22/61	155,000	103,096

		69,989,043

Entertainment (0.0%)†
NBCUniversal Media LLC
6.400%, 4/30/40	242,000	257,534

Interactive Media & Services (0.1%)
Alphabet, Inc.
2.250%, 8/15/60	6,970,000	3,509,258

Media (1.5%)
Charter Communications Operating LLC
6.484%, 10/23/45	3,019,000	2,787,775
5.375%, 5/1/47	2,529,000	2,026,437
5.750%, 4/1/48	7,520,000	6,276,794
3.900%, 6/1/52	2,045,000	1,301,029
6.834%, 10/23/55	5,753,000	5,448,206
Omnicom Group, Inc.
5.400%, 10/1/48(x)	8,109,000	7,033,083
Time Warner Cable LLC
5.875%, 11/15/40	4,068,000	3,676,129
5.500%, 9/1/41	8,290,000	7,148,799
4.500%, 9/15/42	4,211,000	3,154,923

		38,853,175

Wireless Telecommunication Services (1.2%)
Rogers Communications, Inc.
5.450%, 10/1/43	7,294,000	6,741,851
5.000%, 3/15/44	7,440,000	6,507,886
T-Mobile USA, Inc.
4.500%, 4/15/50	8,235,000	6,610,762
5.500%, 1/15/55	5,730,000	5,273,003
3.600%, 11/15/60	7,100,000	4,602,830

		29,736,332

Total Communication Services		142,345,342

Consumer Discretionary (2.7%)
Automobile Components (0.4%)
Aptiv Swiss Holdings Ltd.
5.400%, 3/15/49	428,000	392,074
4.150%, 5/1/52	5,740,000	4,317,945
5.750%, 9/13/54	4,400,000	4,233,214

		8,943,233

Automobiles (0.4%)
General Motors Co.
5.200%, 4/1/45	5,143,000	4,433,055
5.950%, 4/1/49(x)	6,660,000	6,226,071

		10,659,126

Broadline Retail (1.2%)
Alibaba Group Holding Ltd.
2.700%, 2/9/41	8,800,000	6,469,584
3.150%, 2/9/51	6,400,000	4,294,848
3.250%, 2/9/61	3,800,000	2,415,470
Amazon.com, Inc.
2.875%, 5/12/41	540,000	399,461
4.950%, 12/5/44	2,136,000	1,998,226
4.050%, 8/22/47	5,610,000	4,477,933
3.250%, 5/12/61	41,000	25,308
eBay, Inc.
4.000%, 7/15/42	4,984,000	3,972,964
3.650%, 5/10/51	6,826,000	4,799,355
JD.com, Inc.
4.125%, 1/14/50	2,400,000	1,964,400

		30,817,549

Hotels, Restaurants & Leisure (0.1%)
McDonald’s Corp.
4.450%, 3/1/47	2,590,000	2,149,331
3.625%, 9/1/49	67,000	48,297
Starbucks Corp.
4.500%, 11/15/48	251,000	205,972

		2,403,600

Household Durables (0.1%)
Sekisui House US, Inc.
6.000%, 1/15/43	2,605,000	2,373,780

Leisure Products (0.1%)
Hasbro, Inc.
5.100%, 5/15/44	3,780,000	3,417,412

Specialty Retail (0.4%)
Dick’s Sporting Goods, Inc.
4.100%, 1/15/52	1,100,000	774,972
Home Depot, Inc. (The)
5.950%, 4/1/41	79,000	83,013
4.250%, 4/1/46	1,522,000	1,255,413
Lowe’s Cos., Inc.
4.050%, 5/3/47	124,000	94,892
3.000%, 10/15/50	394,000	241,733
TJX Cos., Inc. (The)
4.500%, 4/15/50	8,008,000	6,823,633

		9,273,656

Textiles, Apparel & Luxury Goods (0.0%)†
NIKE, Inc.
3.875%, 11/1/45(x)	1,462,000	1,141,859
3.375%, 3/27/50	150,000	104,097

		1,245,956

Total Consumer Discretionary		69,134,312

Consumer Staples (3.4%)
Beverages (0.7%)
Anheuser-Busch InBev Worldwide, Inc.
8.000%, 11/15/39	132,000	165,241
5.550%, 1/23/49	5,560,000	5,386,004
5.800%, 1/23/59	819,000	821,681

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Coca-Cola Co. (The)
2.875%, 5/5/41	$755,000	$567,747
Diageo Capital plc
3.875%, 4/29/43	922,000	733,526
Molson Coors Beverage Co.
5.000%, 5/1/42	10,206,000	9,158,871
PepsiCo, Inc.
3.450%, 10/6/46	719,000	530,929

		17,363,999

Consumer Staples Distribution & Retail (0.4%)
Kroger Co. (The)
5.150%, 8/1/43	141,000	130,428
4.450%, 2/1/47	3,500,000	2,857,737
Sysco Corp.
6.600%, 4/1/50	2,690,000	2,769,962
Target Corp.
3.625%, 4/15/46	1,628,000	1,219,036
Walmart, Inc.
4.050%, 6/29/48	3,609,000	2,940,685

		9,917,848

Food Products (0.8%)
Archer-Daniels-Midland Co.
4.500%, 3/15/49	1,957,000	1,644,453
Conagra Brands, Inc.
5.400%, 11/1/48(x)	10,853,000	9,174,171
General Mills, Inc.
5.400%, 6/15/40	147,000	140,950
4.700%, 4/17/48	390,000	323,335
JBS NV
4.375%, 2/2/52	961,000	727,417
6.500%, 12/1/52	2,330,000	2,350,258
Mead Johnson Nutrition Co.
4.600%, 6/1/44	755,000	651,506
Tyson Foods, Inc.
4.550%, 6/2/47	3,434,000	2,876,359
5.100%, 9/28/48	3,472,000	3,119,345

		21,007,794

Household Products (0.2%)
Colgate-Palmolive Co.
3.700%, 8/1/47	5,314,000	4,097,186

Personal Care Products (0.2%)
Kenvue, Inc.
5.100%, 3/22/43	5,370,000	5,099,062

Tobacco (1.1%)
Altria Group, Inc.
3.875%, 9/16/46	849,000	624,042
5.950%, 2/14/49	3,077,000	2,973,054
BAT Capital Corp.
7.079%, 8/2/43	7,240,000	7,969,863
4.540%, 8/15/47	3,549,000	2,876,798
4.758%, 9/6/49	6,550,000	5,423,674
7.081%, 8/2/53	5,472,000	6,028,891
Philip Morris International, Inc.
6.375%, 5/16/38	59,000	64,070
4.250%, 11/10/44	623,000	516,231
Reynolds American, Inc.
5.850%, 8/15/45	1,350,000	1,298,056

		27,774,679

Total Consumer Staples		85,260,568

Energy (3.6%)
Energy Equipment & Services (0.0%)†
Baker Hughes Holdings LLC
4.080%, 12/15/47	740,000	577,581
Halliburton Co.
5.000%, 11/15/45	540,000	475,674
NOV, Inc.
3.950%, 12/1/42	767,000	600,468

		1,653,723

Oil, Gas & Consumable Fuels (3.6%)
BP Capital Markets America, Inc.
3.060%, 6/17/41	1,600,000	1,200,082
2.939%, 6/4/51	8,235,000	5,182,881
Cenovus Energy, Inc.
5.400%, 6/15/47	284,000	256,653
Devon Energy Corp.
5.600%, 7/15/41	9,174,000	8,881,329
Diamondback Energy, Inc.
4.400%, 3/24/51(x)	2,455,000	1,941,800
Enbridge Energy Partners LP
7.375%, 10/15/45	4,590,000	5,191,561
Enbridge, Inc.
4.500%, 6/10/44	185,000	153,027
Energy Transfer LP
6.050%, 6/1/41	2,270,000	2,258,866
6.500%, 2/1/42	7,690,000	7,959,340
5.000%, 5/15/44(e)	69,000	59,699
6.125%, 12/15/45	4,377,000	4,263,231
5.300%, 4/15/47	538,000	472,167
5.400%, 10/1/47	982,000	869,780
6.000%, 6/15/48	180,000	171,445
Enterprise Products Operating LLC
5.550%, 2/16/55	5,650,000	5,388,468
EOG Resources, Inc.
4.950%, 4/15/50	2,348,000	2,071,528
Exxon Mobil Corp.
4.227%, 3/19/40	2,176,000	1,955,763
4.327%, 3/19/50	6,275,000	5,206,441
Hess Corp.
5.800%, 4/1/47	1,250,000	1,255,521
Kinder Morgan, Inc.
3.250%, 8/1/50	957,000	621,495
Marathon Petroleum Corp.
6.500%, 3/1/41	4,468,000	4,717,119
4.750%, 9/15/44	1,055,000	896,124
5.000%, 9/15/54(x)	2,494,000	2,084,572
MPLX LP
5.200%, 3/1/47	2,449,000	2,150,219
5.500%, 2/15/49	880,000	790,062
ONEOK Partners LP
6.125%, 2/1/41	86,000	87,521
ONEOK, Inc.
7.150%, 1/15/51	2,557,000	2,754,987
Ovintiv, Inc.
7.100%, 7/15/53	4,690,000	5,043,291
Phillips 66
5.875%, 5/1/42	1,742,000	1,734,937
Plains All American Pipeline LP
4.900%, 2/15/45	8,238,000	7,102,622
Shell Finance US, Inc.
4.000%, 5/10/46	820,000	649,968
3.250%, 4/6/50	5,890,000	4,005,245

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
TotalEnergies Capital International SA
3.127%, 5/29/50	$2,850,000	$1,877,454
Valero Energy Corp.
6.625%, 6/15/37	104,000	113,689
Williams Cos., Inc. (The)
5.100%, 9/15/45	1,435,000	1,291,960

		90,660,847

Total Energy		92,314,570

Financials (6.7%)
Banks (1.4%)
Bank of America Corp.
(CME Term SOFR 3 Month + 2.08%), 4.244%, 4/24/38(k)	85,000	76,879
(SOFR + 1.58%), 3.311%, 4/22/42(k)	8,700,000	6,603,444
(CME Term SOFR 3 Month + 1.78%), 4.330%, 3/15/50(k)	152,000	122,471
Citigroup, Inc.
5.875%, 1/30/42	980,000	995,283
(CME Term SOFR 3 Month + 2.10%), 4.281%, 4/24/48(k)	2,778,000	2,248,186
Cooperatieve Rabobank UA
5.250%, 5/24/41	396,000	381,555
JPMorgan Chase & Co.
(CME Term SOFR 3 Month + 1.62%), 3.882%, 7/24/38(k)	159,000	139,095
5.400%, 1/6/42	163,000	159,404
(CME Term SOFR 3 Month + 1.46%), 3.157%, 4/22/42(k)	8,690,000	6,529,909
5.625%, 8/16/43	7,704,000	7,629,354
Kreditanstalt fuer Wiederaufbau
(Zero Coupon), 6/29/37	135,000	82,039
Sumitomo Mitsui Financial Group, Inc.
2.296%, 1/12/41	1,600,000	1,086,984
2.930%, 9/17/41	212,000	149,585
6.184%, 7/13/43	7,050,000	7,387,140
Wells Fargo & Co.
5.606%, 1/15/44	151,000	144,010
3.900%, 5/1/45	408,000	317,120
Westpac Banking Corp.
3.133%, 11/18/41	1,540,000	1,128,123

		35,180,581

Capital Markets (1.8%)
Brookfield Finance, Inc.
3.500%, 3/30/51	1,221,000	810,619
5.968%, 3/4/54	20,000	19,259
Goldman Sachs Group, Inc. (The)
(SOFR + 1.51%),
3.210%, 4/22/42(k)	8,542,000	6,319,568
(SOFR + 1.47%),
2.908%, 7/21/42(k)	8,660,000	6,100,372
4.800%, 7/8/44	6,797,000	5,972,043
4.750%, 10/21/45	1,250,000	1,076,270
Intercontinental Exchange, Inc.
4.250%, 9/21/48	6,272,000	5,017,295
Moody’s Corp.
5.250%, 7/15/44	55,000	51,477
4.875%, 12/17/48	6,262,000	5,405,776
Morgan Stanley
(SOFR + 1.49%), 3.217%, 4/22/42(k)	8,730,000	6,571,887
(SOFR + 4.84%), 5.597%, 3/24/51(k)	3,845,000	3,725,197
(SOFR + 1.43%), 2.802%, 1/25/52(k)	111,000	67,811
Raymond James Financial, Inc.
3.750%, 4/1/51	3,680,000	2,625,989
UBS AG
4.500%, 6/26/48	3,200,000	2,671,740

		46,435,303

Consumer Finance (0.1%)
AerCap Ireland Capital DAC
3.850%, 10/29/41	3,271,000	2,596,894

Financial Services (0.4%)
Global Payments, Inc.
4.150%, 8/15/49	290,000	204,777
Mastercard, Inc.
3.950%, 2/26/48	493,000	387,376
3.650%, 6/1/49	64,000	47,080
National Rural Utilities Cooperative Finance Corp.
4.300%, 3/15/49	5,268,000	4,264,699
PayPal Holdings, Inc.
5.500%, 6/1/54	4,060,000	3,693,340
Woodside Finance Ltd.
5.700%, 9/12/54	1,370,000	1,287,594

		9,884,866

Insurance (3.0%)
Alleghany Corp.
3.250%, 8/15/51	850,000	557,156
Allstate Corp. (The)
4.200%, 12/15/46	1,154,000	909,785
3.850%, 8/10/49	2,664,000	1,964,534
American International Group, Inc.
4.750%, 4/1/48	6,870,000	5,931,606
Aon Corp.
2.900%, 8/23/51	5,200,000	3,140,441
Aon Global Ltd.
4.750%, 5/15/45	846,000	725,484
Aon North America, Inc.
5.750%, 3/1/54	5,850,000	5,596,145
Arthur J Gallagher & Co.
6.750%, 2/15/54	3,250,000	3,515,441
5.550%, 2/15/55(x)	5,220,000	4,855,406
Berkshire Hathaway Finance Corp.
4.200%, 8/15/48	6,950,000	5,638,544
Chubb INA Holdings LLC
4.350%, 11/3/45	6,282,000	5,280,151
Hartford Insurance Group, Inc. (The)
4.400%, 3/15/48	7,230,000	5,971,838
2.900%, 9/15/51	166,000	102,047
Marsh & McLennan Cos., Inc.
5.350%, 11/15/44	6,700,000	6,284,291
4.900%, 3/15/49	23,000	20,172
5.700%, 9/15/53	780,000	760,960

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
5.400%, 3/15/55	$5,660,000	$5,291,500
MetLife, Inc.
6.400%, 12/15/36	170,000	172,763
4.875%, 11/13/43	686,000	613,511
Progressive Corp. (The)
4.125%, 4/15/47	832,000	663,808
3.950%, 3/26/50	691,000	522,128
Prudential Financial, Inc.
3.935%, 12/7/49	7,385,000	5,489,900
Travelers Cos., Inc. (The)
3.750%, 5/15/46	871,000	659,424
4.000%, 5/30/47	174,000	136,194
2.550%, 4/27/50	172,000	101,042
5.700%, 7/24/55	5,300,000	5,249,734
Willis North America, Inc.
5.900%, 3/5/54	5,450,000	5,248,030

		75,402,035

Total Financials		169,499,679

Health Care (6.5%)
Biotechnology (1.6%)
AbbVie, Inc.
4.400%, 11/6/42	31,000	27,063
4.450%, 5/14/46	297,000	254,688
4.875%, 11/14/48	5,889,000	5,293,192
Amgen, Inc.
2.800%, 8/15/41	8,878,000	6,368,173
5.150%, 11/15/41	8,059,000	7,636,736
5.600%, 3/2/43	7,510,000	7,402,328
4.563%, 6/15/48	1,009,000	846,099
5.650%, 3/2/53	680,000	657,043
Baxalta, Inc.
5.250%, 6/23/45	2,075,000	1,920,264
Biogen, Inc.
3.150%, 5/1/50	1,279,000	804,765
Gilead Sciences, Inc.
5.650%, 12/1/41	6,850,000	6,954,899
4.750%, 3/1/46	1,570,000	1,388,058
4.150%, 3/1/47	804,000	646,726

		40,200,034

Health Care Equipment & Supplies (0.7%)
Abbott Laboratories
4.750%, 4/15/43	5,630,000	5,148,215
4.900%, 11/30/46	6,620,000	6,060,992
Baxter International, Inc.
3.132%, 12/1/51	1,402,000	802,401
Boston Scientific Corp.
4.700%, 3/1/49(x)	4,319,000	3,783,592
DH Europe Finance II Sarl
3.400%, 11/15/49	400,000	280,032
Koninklijke Philips NV
5.000%, 3/15/42	3,237,000	2,946,809
Stryker Corp.
4.375%, 5/15/44	157,000	132,526
4.625%, 3/15/46	144,000	124,252

		19,278,819

Health Care Providers & Services (2.8%)
Banner Health
2.907%, 1/1/42	5,162,000	3,753,360
Baylor Scott & White Holdings
Series 2021
2.839%, 11/15/50(x)	1,487,000	929,049
Cardinal Health, Inc.
4.368%, 6/15/47	1,086,000	878,989
Cencora, Inc.
4.300%, 12/15/47	1,551,000	1,276,875
Children’s Health System of Texas
2.511%, 8/15/50	590,000	344,538
Cigna Group (The)
6.125%, 11/15/41	261,000	269,102
4.800%, 7/15/46	1,279,000	1,097,589
CommonSpirit Health
3.910%, 10/1/50	1,192,000	874,342
CVS Health Corp.
2.700%, 8/21/40	219,000	153,203
6.000%, 6/1/44	3,860,000	3,779,037
5.125%, 7/20/45	2,245,000	1,971,509
5.050%, 3/25/48	10,191,000	8,766,997
Elevance Health, Inc.
4.650%, 1/15/43	1,627,000	1,408,428
4.375%, 12/1/47	920,000	742,935
4.550%, 3/1/48	6,930,000	5,711,133
3.125%, 5/15/50	3,631,000	2,322,552
3.600%, 3/15/51	1,927,000	1,339,718
5.650%, 6/15/54	720,000	677,485
HCA, Inc.
5.500%, 6/15/47	6,086,000	5,577,786
5.250%, 6/15/49	3,520,000	3,094,216
3.500%, 7/15/51	419,000	276,481
5.900%, 6/1/53	4,960,000	4,711,794
Humana, Inc.
4.950%, 10/1/44	909,000	758,363
5.750%, 4/15/54(x)	1,320,000	1,186,748
Kaiser Foundation Hospitals
Series 2021
3.002%, 6/1/51(x)	4,580,000	2,934,357
Laboratory Corp. of America Holdings
4.700%, 2/1/45	1,058,000	922,006
Memorial Sloan-Kettering Cancer Center
Series 2020
2.955%, 1/1/50	656,000	425,102
Providence St Joseph Health Obligated Group
Series 21A
2.700%, 10/1/51(x)	4,788,000	2,780,650
Rady Children’s Hospital-San Diego
Series 21A
3.154%, 8/15/51	964,000	643,643
Sutter Health
Series 20A
3.161%, 8/15/40	679,000	522,665
3.361%, 8/15/50	2,003,000	1,384,166
UnitedHealth Group, Inc.
5.500%, 7/15/44	7,030,000	6,752,954
4.250%, 4/15/47	96,000	76,627
3.700%, 8/15/49	4,300,000	3,098,383
Yale-New Haven Health Services Corp.
Series 2020
2.496%, 7/1/50	1,023,000	594,149

		72,036,931

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc.
4.100%, 8/15/47	2,116,000	1,739,210

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Pharmaceuticals (1.3%)
AstraZeneca plc
4.000%, 9/18/42	$9,162,000	$7,665,658
4.375%, 8/17/48	5,814,000	4,942,370
Eli Lilly & Co.
4.150%, 3/15/59	673,000	521,971
GlaxoSmithKline Capital, Inc.
4.200%, 3/18/43	1,011,000	873,148
Johnson & Johnson
3.700%, 3/1/46	483,000	383,393
3.750%, 3/3/47	1,568,000	1,247,650
2.250%, 9/1/50	7,730,000	4,470,166
Merck & Co., Inc.
4.150%, 5/18/43	232,000	195,397
4.000%, 3/7/49	4,607,000	3,600,100
Mylan, Inc.
5.200%, 4/15/48(x)	1,431,000	1,131,511
Pfizer Investment Enterprises Pte. Ltd.
5.110%, 5/19/43	2,670,000	2,507,049
Pfizer, Inc.
3.900%, 3/15/39	33,000	28,636
4.300%, 6/15/43	179,000	152,543
4.125%, 12/15/46	227,000	182,361
4.200%, 9/15/48	4,713,000	3,806,809
Takeda Pharmaceutical Co. Ltd.
3.175%, 7/9/50	400,000	262,582

		31,971,344

Total Health Care		165,226,338

Industrials (3.1%)
Aerospace & Defense (0.6%)
Boeing Co. (The)
3.850%, 11/1/48	38,000	27,321
General Dynamics Corp.
4.250%, 4/1/40	552,000	494,765
L3Harris Technologies, Inc.
5.054%, 4/27/45	766,000	711,143
Northrop Grumman Corp.
5.150%, 5/1/40	1,393,000	1,356,350
4.750%, 6/1/43	402,000	362,417
5.250%, 5/1/50	12,515,000	11,596,499
RTX Corp.
4.350%, 4/15/47	298,000	246,721

		14,795,216

Air Freight & Logistics (0.2%)
United Parcel Service, Inc.
5.300%, 4/1/50	2,870,000	2,693,080
5.500%, 5/22/54	1,490,000	1,418,329

		4,111,409

Commercial Services & Supplies (0.4%)
Republic Services, Inc.
3.050%, 3/1/50	1,275,000	841,760
Rockefeller Foundation (The)
Series 2020
2.492%, 10/1/50	5,726,000	3,396,131
Waste Management, Inc.
2.500%, 11/15/50	1,480,000	879,306
5.350%, 10/15/54	5,460,000	5,175,745

		10,292,942

Electrical Equipment (0.1%)
Eaton Corp.
4.150%, 11/2/42	750,000	639,781
3.915%, 9/15/47	329,000	258,774
Rockwell Automation, Inc.
4.200%, 3/1/49	2,973,000	2,408,594

		3,307,149

Ground Transportation (1.3%)
Burlington Northern Santa Fe LLC
4.400%, 3/15/42	92,000	80,512
4.900%, 4/1/44	850,000	778,287
4.125%, 6/15/47	539,000	431,685
5.500%, 3/15/55	5,400,000	5,181,163
Canadian National Railway Co.
3.650%, 2/3/48	264,000	195,978
Canadian Pacific Railway Co.
3.100%, 12/2/51	830,000	540,821
CSX Corp.
6.150%, 5/1/37	32,000	34,538
4.100%, 3/15/44	32,000	26,407
4.750%, 11/15/48	4,706,000	4,064,613
Norfolk Southern Corp.
4.837%, 10/1/41	219,000	201,433
3.942%, 11/1/47	7,186,000	5,485,857
4.050%, 8/15/52	1,015,000	767,567
3.155%, 5/15/55	4,276,000	2,690,426
Uber Technologies, Inc.
5.350%, 9/15/54(x)	160,000	147,107
Union Pacific Corp.
5.600%, 12/1/54(x)	5,400,000	5,289,934
3.950%, 8/15/59	10,550,000	7,591,545

		33,507,873

Industrial Conglomerates (0.2%)
3M Co.
4.000%, 9/14/48	31,000	23,776
3.250%, 8/26/49	3,076,000	2,046,625
Honeywell International, Inc.
3.812%, 11/21/47	3,876,000	2,983,262

		5,053,663

Machinery (0.3%)
Caterpillar, Inc.
5.200%, 5/27/41	28,000	27,540
3.803%, 8/15/42	522,000	428,327
4.750%, 5/15/64	522,000	447,320
Cummins, Inc.
4.875%, 10/1/43	3,460,000	3,210,510
Deere & Co.
3.900%, 6/9/42	503,000	424,006
2.875%, 9/7/49	804,000	526,038
3.750%, 4/15/50	665,000	506,431
Parker-Hannifin Corp.
4.000%, 6/14/49	1,385,000	1,074,413

		6,644,585

Total Industrials		77,712,837

Information Technology (3.2%)
Communications Equipment (0.0%)†
Cisco Systems, Inc.
5.500%, 1/15/40	30,000	30,465

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp.
5.375%, 11/15/54(x)	4,590,000	4,386,204

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Corning, Inc.
4.750%, 3/15/42	$201,000	$182,276
5.350%, 11/15/48	5,255,000	4,949,258

		9,517,738

IT Services (0.1%)
IBM International Capital Pte. Ltd.
5.300%, 2/5/54	2,300,000	2,043,558
International Business Machines Corp.
4.700%, 2/19/46	319,000	270,771

		2,314,329

Semiconductors & Semiconductor Equipment (0.8%)
Applied Materials, Inc.
5.850%, 6/15/41	1,103,000	1,147,065
4.350%, 4/1/47	2,900,000	2,438,509
Broadcom, Inc.
3.500%, 2/15/41	1,116,000	890,340
Intel Corp.
4.600%, 3/25/40	1,715,000	1,506,326
4.800%, 10/1/41	87,000	75,772
5.625%, 2/10/43	5,260,000	4,965,405
4.100%, 5/19/46	1,472,000	1,099,441
4.100%, 5/11/47	409,000	304,981
KLA Corp.
5.000%, 3/15/49	4,044,000	3,644,270
NXP BV
3.250%, 5/11/41	3,363,000	2,472,679
QUALCOMM, Inc.
4.800%, 5/20/45	1,201,000	1,057,746
4.300%, 5/20/47	801,000	647,868
Texas Instruments, Inc.
4.150%, 5/15/48	406,000	329,786
TSMC Arizona Corp.
4.500%, 4/22/52(x)	800,000	746,361

		21,326,549

Software (1.5%)
Microsoft Corp.
3.450%, 8/8/36	65,000	58,576
4.450%, 11/3/45	925,000	819,116
3.700%, 8/8/46	997,000	785,792
3.950%, 8/8/56	5,800,000	4,403,521
4.500%, 2/6/57	5,360,000	4,560,867
2.675%, 6/1/60	8,468,000	4,698,142
3.041%, 3/17/62	4,340,000	2,628,857
Oracle Corp.
6.500%, 4/15/38	346,000	346,229
4.500%, 7/8/44	1,011,000	743,084
4.125%, 5/15/45	870,000	596,322
5.875%, 9/26/45	5,650,000	4,886,470
4.000%, 11/15/47	4,340,000	2,848,763
6.900%, 11/9/52	5,530,000	5,188,500
5.550%, 2/6/53	6,410,000	5,085,080
4.375%, 5/15/55	305,000	202,118

		37,851,437

Technology Hardware, Storage & Peripherals (0.4%)
Apple, Inc.
4.650%, 2/23/46	1,540,000	1,377,131
3.850%, 8/4/46	4,660,000	3,689,966
4.250%, 2/9/47	1,000,000	834,734
Dell International LLC
8.350%, 7/15/46	250,000	309,339
Hewlett Packard Enterprise Co.
6.350%, 10/15/45(e)	2,080,000	2,072,753
HP, Inc.
6.000%, 9/15/41(x)	930,000	918,585

		9,202,508

Total Information Technology		80,243,026

Materials (2.4%)
Chemicals (1.2%)
Air Products and Chemicals, Inc.
2.700%, 5/15/40	1,383,000	1,014,027
Dow Chemical Co. (The)
4.375%, 11/15/42	14,830,000	11,562,420
5.550%, 11/30/48	6,791,000	5,833,950
DuPont de Nemours, Inc.
5.319%, 11/15/38	202,000	198,448
5.419%, 11/15/48(x)	1,779,000	1,638,833
Eastman Chemical Co.
4.800%, 9/1/42	1,090,000	947,032
Ecolab, Inc.
5.500%, 12/8/41	1,435,000	1,451,598
3.950%, 12/1/47	202,000	159,962
LYB International Finance BV
5.250%, 7/15/43	4,530,000	3,886,517
LYB International Finance III LLC
4.200%, 10/15/49	1,020,000	724,474
Sherwin-Williams Co. (The)
4.500%, 6/1/47	185,000	153,266
Westlake Corp.
2.875%, 8/15/41	5,000,000	3,414,127

		30,984,654

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.
3.200%, 7/15/51	51,000	32,924

Containers & Packaging (0.6%)
International Paper Co.
6.000%, 11/15/41	4,800,000	4,776,045
4.800%, 6/15/44	1,508,000	1,278,952
4.400%, 8/15/47	492,000	385,763
4.350%, 8/15/48	3,170,000	2,461,079
Packaging Corp. of America
4.050%, 12/15/49	898,000	682,329
Smurfit Kappa Treasury ULC
5.777%, 4/3/54	5,600,000	5,365,404

		14,949,572

Metals & Mining (0.6%)
ArcelorMittal SA
6.750%, 3/1/41(e)	1,435,000	1,525,556
BHP Billiton Finance USA Ltd.
5.500%, 9/8/53	3,350,000	3,221,558
Freeport-McMoRan, Inc.
5.450%, 3/15/43	2,100,000	1,992,412
Nucor Corp.
5.200%, 8/1/43	559,000	528,842
4.400%, 5/1/48	3,428,000	2,829,672
Rio Tinto Finance USA Ltd.
2.750%, 11/2/51	130,000	77,951

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Rio Tinto Finance USA plc
4.125%, 8/21/42	$1,399,000	$1,173,772
Vale SA
5.625%, 9/11/42	2,170,000	2,115,164

		13,464,927

Total Materials		59,432,077

Real Estate (0.7%)
Diversified REITs (0.3%)
Simon Property Group LP (REIT)
4.750%, 3/15/42	6,281,000	5,677,496
VICI Properties LP (REIT)
5.625%, 5/15/52(x)	1,650,000	1,470,370

		7,147,866

Health Care REITs (0.2%)
Ventas Realty LP (REIT)
5.700%, 9/30/43	470,000	462,190
Welltower OP LLC (REIT)
6.500%, 3/15/41	3,077,000	3,355,564
4.950%, 9/1/48	1,523,000	1,364,668

		5,182,422

Industrial REITs (0.1%)
Prologis LP (REIT)
4.375%, 9/15/48	2,339,000	1,930,324
2.125%, 10/15/50	284,000	149,744

		2,080,068

Residential REITs (0.0%)†
AvalonBay Communities, Inc. (REIT)
4.150%, 7/1/47	538,000	429,594
ERP Operating LP (REIT)
4.500%, 7/1/44	205,000	177,237

		606,831

Retail REITs (0.1%)
Kimco Realty OP LLC (REIT)
4.250%, 4/1/45	760,000	623,684
Realty Income Corp. (REIT)
4.650%, 3/15/47	2,329,000	1,995,653

		2,619,337

Specialized REITs (0.0%)†
American Tower Corp. (REIT)
3.700%, 10/15/49	384,000	274,047

Total Real Estate		17,910,571

Utilities (5.3%)
Electric Utilities (3.5%)
Arizona Public Service Co.
4.350%, 11/15/45	1,626,000	1,316,827
CenterPoint Energy Houston Electric LLC
4.500%, 4/1/44	493,000	426,104
Commonwealth Edison Co.
3.800%, 10/1/42	263,000	208,979
4.000%, 3/1/48	347,000	268,870
DTE Electric Co.
Series B
3.250%, 4/1/51	3,710,000	2,491,651
Duke Energy Carolinas LLC
6.050%, 4/15/38	243,000	258,193
4.250%, 12/15/41	293,000	249,954
3.450%, 4/15/51	5,398,000	3,695,226
Duke Energy Corp.
3.300%, 6/15/41	1,991,000	1,484,083
3.500%, 6/15/51	467,000	311,693
6.100%, 9/15/53	6,050,000	6,049,776
Duke Energy Indiana LLC
4.900%, 7/15/43	7,460,000	6,797,375
Entergy Arkansas LLC
3.350%, 6/15/52	2,477,000	1,639,554
Entergy Corp.
3.750%, 6/15/50	1,800,000	1,263,073
Eversource Energy
3.450%, 1/15/50	3,723,000	2,553,512
Exelon Corp.
5.600%, 3/15/53	1,810,000	1,700,030
Georgia Power Co.
Series B
3.700%, 1/30/50	1,501,000	1,096,406
Kentucky Utilities Co.
5.125%, 11/1/40	1,082,000	1,040,670
Nevada Power Co.
6.000%, 3/15/54	280,000	279,613
Northern States Power Co.
2.900%, 3/1/50	1,386,000	892,008
2.600%, 6/1/51	6,414,000	3,851,872
NSTAR Electric Co.
4.400%, 3/1/44	563,000	475,701
Oncor Electric Delivery Co. LLC
3.800%, 9/30/47	804,000	603,583
Pacific Gas and Electric Co.
4.500%, 7/1/40(x)	9,440,000	8,026,937
4.200%, 6/1/41	9,666,000	7,799,592
6.750%, 1/15/53	5,830,000	6,041,193
PacifiCorp
4.150%, 2/15/50	338,000	245,108
5.800%, 1/15/55	1,920,000	1,742,964
PECO Energy Co.
2.850%, 9/15/51	757,000	462,504
Public Service Co. of Colorado
6.500%, 8/1/38	130,000	141,409
Public Service Electric & Gas Co.
3.800%, 3/1/46	1,061,000	818,221
Southern California Edison Co.
5.500%, 3/15/40	1,090,000	1,043,999
4.500%, 9/1/40	1,100,000	949,980
4.050%, 3/15/42	5,040,000	3,950,584
4.650%, 10/1/43	11,721,000	9,663,074
4.000%, 4/1/47	1,031,000	774,264
Series H
3.650%, 6/1/51	7,241,000	4,970,391
Southwestern Electric Power Co.
Series J
3.900%, 4/1/45	50,000	37,527
Southwestern Public Service Co.
6.000%, 6/1/54	560,000	558,434
Virginia Electric and Power Co.
6.350%, 11/30/37	1,553,000	1,668,054

		87,848,988

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Gas Utilities (0.4%)
Atmos Energy Corp.
2.850%, 2/15/52	$2,436,000	$1,500,097
ONE Gas, Inc.
4.658%, 2/1/44	3,502,000	3,052,839
Southern California Gas Co.
5.600%, 4/1/54	6,180,000	5,870,709

		10,423,645

Independent Power and Renewable Electricity Producers (0.1%)
Constellation Energy Generation LLC
5.750%, 10/1/41	1,092,000	1,091,001
6.500%, 10/1/53	1,730,000	1,831,452

		2,922,453

Multi-Utilities (1.3%)
Berkshire Hathaway Energy Co.
5.150%, 11/15/43	7,210,000	6,634,530
4.500%, 2/1/45	1,770,000	1,489,832
2.850%, 5/15/51	82,000	49,011
Consolidated Edison Co. of New York, Inc.
4.450%, 3/15/44	8,335,000	7,095,512
5.700%, 5/15/54	2,650,000	2,591,702
4.500%, 5/15/58	431,000	343,980
Series C
3.000%, 12/1/60	6,670,000	3,834,423
Series E
4.650%, 12/1/48	61,000	51,781
Consumers Energy Co.
3.950%, 5/15/43	854,000	690,066
3.750%, 2/15/50	793,000	578,531
3.100%, 8/15/50	215,000	139,539
Dominion Energy, Inc.
Series A
4.600%, 3/15/49	459,000	376,344
NiSource, Inc.
5.650%, 2/1/45	4,981,000	4,789,213
Puget Sound Energy, Inc.
5.685%, 6/15/54	4,650,000	4,544,174
Sempra
4.000%, 2/1/48	912,000	675,146
Southern Co. Gas Capital Corp.
3.950%, 10/1/46	160,000	121,401

		34,005,185

Total Utilities		135,200,271

Total Corporate Bonds		1,094,279,591

Foreign Government Securities (2.1%)
Hungary Government Bond
7.625%, 3/29/41	68,000	76,956
Italian Republic Government Bond
4.000%, 10/17/49	437,000	333,750
3.875%, 5/6/51	799,000	585,123
Republic of Chile
3.100%, 5/7/41	2,309,000	1,745,604
4.340%, 3/7/42	8,600,000	7,542,200
5.330%, 1/5/54(x)	200,000	189,000
Republic of Indonesia
3.050%, 3/12/51	500,000	312,437
5.450%, 9/20/52	1,040,000	973,960
3.350%, 3/12/71	485,000	292,819
Republic of Peru
3.550%, 3/10/51	2,614,000	1,770,985
5.875%, 8/8/54	3,430,000	3,303,090
2.780%, 12/1/60	635,000	337,026
Republic of Philippines
2.650%, 12/10/45	408,000	256,632
5.950%, 10/13/47	3,600,000	3,640,275
5.500%, 1/17/48	3,200,000	3,075,200
Republic of Poland
5.500%, 4/4/53	3,430,000	3,153,748
State of Israel Government Bond
3.875%, 7/3/50	3,436,000	2,414,864
United Mexican States
6.625%, 1/29/38	3,800,000	3,864,600
4.280%, 8/14/41	10,597,000	8,260,362
5.550%, 1/21/45	615,000	549,502
5.000%, 4/27/51	5,064,000	3,949,920
4.400%, 2/12/52	400,000	282,400
6.400%, 5/7/54	6,400,000	5,971,200
3.771%, 5/24/61	810,000	481,950

Total Foreign Government Securities		53,363,603

Municipal Bonds (1.3%)
American Municipal Power, Inc.
8.084%, 2/15/50	2,995,000	3,736,652
Charlotte-Mecklenburg Hospital Authority (The)
3.204%, 1/15/51	1,860,000	1,255,295
Commonwealth of Massachusetts
2.900%, 9/1/49	1,615,000	1,097,717
Dallas Fort Worth TX International Airport Joint Revenue Refunding Bonds,
Series 2019A
2.994%, 11/1/38	2,000,000	1,719,377
Golden State Tobacco Securitization Corp., ST APPROP
3.115%, 6/1/38	990,000	824,609
Kansas Development Finance Authority, BAM
2.774%, 5/1/51	4,900,000	3,404,283
Metropolitan Transportation Authority, Revenue Bonds,
Series 2010A
6.668%, 11/15/39	150,000	160,227
Michigan Finance Authority
3.384%, 12/1/40	1,825,000	1,523,857
Port Authority of New York & New Jersey
4.229%, 10/15/57	1,470,000	1,201,119
4.458%, 10/1/62	3,900,000	3,269,011
Rutgers The State University of New Jersey
3.915%, 5/1/19	15,000	9,885
State of California
7.625%, 3/1/40	4,735,000	5,634,890
7.600%, 11/1/40	2,980,000	3,574,520

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
State of California, Various Purposes, General Obligation Bonds,
Series 2009
7.550%, 4/1/39	$5,170,000	$6,137,165

Total Municipal Bonds		33,548,607

Supranational (0.0%)†
Inter-American Development Bank
3.200%, 8/7/42	31,000	24,927
4.375%, 1/24/44	27,000	25,226

Total Supranational		50,153

U.S. Government Agency Securities (0.5%)
FHLB
5.500%, 7/15/36	4,730,000	5,142,566
FNMA
5.625%, 7/15/37	5,251,000	5,759,360
Tennessee Valley Authority
6.150%, 1/15/38	1,439,000	1,650,674
5.250%, 9/15/39	172,000	180,494
4.250%, 9/15/65	1,226,000	1,005,446

Total U.S. Government Agency Securities		13,738,540

U.S. Treasury Obligations (51.1%)
U.S. Treasury Bonds
1.125%, 5/15/40	155,590,500	98,143,562
4.375%, 5/15/40	83,618,000	81,305,444
1.125%, 8/15/40	44,007,000	27,476,871
1.375%, 11/15/40	83,179,000	53,663,448
1.875%, 2/15/41	64,937,700	45,041,776
4.750%, 2/15/41	22,966,200	23,113,581
3.625%, 8/15/43	23,035,300	19,702,226
5.000%, 5/15/45	37,000	37,555
4.625%, 11/15/45	817,000	789,426
2.875%, 11/15/46	17,242,000	12,624,739
3.125%, 5/15/48	13,530,700	10,197,971
3.000%, 8/15/48	6,628,000	4,870,325
3.375%, 11/15/48	312,151,900	245,024,008
3.000%, 2/15/49	124,043,000	90,751,930
2.875%, 5/15/49	8,889,000	6,330,919
2.375%, 11/15/49	20,228,200	12,915,073
2.375%, 5/15/51	15,941,000	9,995,506
2.000%, 8/15/51	21,253,000	12,134,417
1.875%, 11/15/51	81,000	44,626
2.875%, 5/15/52	5,676,000	3,946,106
3.000%, 8/15/52	94,741,000	67,504,166
4.000%, 11/15/52	12,392,800	10,673,299
3.625%, 2/15/53	148,177,800	119,212,863
3.625%, 5/15/53	63,632,900	51,144,504
4.125%, 8/15/53	26,806,000	23,568,484
4.250%, 2/15/54	60,954,000	54,738,941
4.625%, 5/15/54	77,988,800	74,551,015
4.250%, 8/15/54	23,297,000	20,923,618
4.500%, 11/15/54	28,587,000	26,782,749
4.625%, 2/15/55	57,119,000	54,638,305
4.750%, 5/15/55	21,780,900	21,267,099
4.750%, 8/15/55	10,245,000	10,009,727
4.625%, 11/15/55	1,102,000	1,055,509

Total U.S. Treasury Obligations		1,294,179,788

Total Long-Term Debt Securities (98.2%)
(Cost $2,820,682,904)		2,489,160,282

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.5%)
Allspring Government Money Market Fund, Select Shares 3.60% (7 day yield) (xx)	2,000,000	2,000,000
BlackRock Liquidity FedFund, Institutional Shares 3.55% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	11,068,720	11,068,720
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	16,180,879	16,182,497
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.57% (7 day yield) (xx)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.58% (7 day yield) (xx)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 3.60% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		39,251,217

Total Short-Term Investments (1.5%)
(Cost $39,253,374)		39,251,217

Total Investments in Securities (99.7%)
(Cost $2,859,936,278)		2,528,411,499
Other Assets Less Liabilities (0.3%)		6,846,264

Net Assets (100%)		$2,535,257,763

†	Percent shown is less than 0.05%.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2026. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2026.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)	At March 31, 2026, the Portfolio had loaned securities with a total value of $22,677,539. This was collateralized by cash of $23,068,720 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Glossary:

BAM — Build America Mutual Assurance Co.

CME — Chicago Mercantile Exchange

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

ST APPROP — State Appropriation

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$142,345,342	$—	$142,345,342
Consumer Discretionary	—	69,134,312	—	69,134,312
Consumer Staples	—	85,260,568	—	85,260,568
Energy	—	92,314,570	—	92,314,570
Financials	—	169,499,679	—	169,499,679
Health Care	—	165,226,338	—	165,226,338
Industrials	—	77,712,837	—	77,712,837
Information Technology	—	80,243,026	—	80,243,026
Materials	—	59,432,077	—	59,432,077
Real Estate	—	17,910,571	—	17,910,571
Utilities	—	135,200,271	—	135,200,271
Foreign Government Securities	—	53,363,603	—	53,363,603
Municipal Bonds	—	33,548,607	—	33,548,607
Short-Term Investments
Investment Companies	39,251,217	—	—	39,251,217
Supranational	—	50,153	—	50,153
U.S. Government Agency Securities	—	13,738,540	—	13,738,540
U.S. Treasury Obligations	—	1,294,179,788	—	1,294,179,788

Total Assets	$39,251,217	$2,489,160,282	$—	$2,528,411,499

Total	$39,251,217	$2,489,160,282	$—	$2,528,411,499

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,919,747
Aggregate gross unrealized depreciation	(341,381,753)

Net unrealized depreciation	$(336,462,006)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,864,873,505

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (23.4%)
Entertainment (8.9%)
Netflix, Inc.*	538,978	$51,822,734
Walt Disney Co. (The)	169,465	16,333,037

		68,155,771

Interactive Media & Services (14.5%)
Alphabet, Inc., Class A	195,630	56,255,363
Meta Platforms, Inc., Class A	94,624	54,137,229

		110,392,592

Total Communication Services		178,548,363

Consumer Discretionary (17.8%)
Automobile Components (0.4%)
Mobileye Global, Inc., Class A*	383,825	2,636,878

Automobiles (7.2%)
Tesla, Inc.*	147,950	55,000,412

Broadline Retail (6.6%)
Alibaba Group Holding Ltd. (ADR)(x)	16,753	2,101,831
Amazon.com, Inc.*	230,981	48,106,413

		50,208,244

Hotels, Restaurants & Leisure (3.1%)
Starbucks Corp.	126,527	11,335,554
Yum China Holdings, Inc.	121,995	5,950,916
Yum! Brands, Inc.	41,997	6,529,694

		23,816,164

Textiles, Apparel & Luxury Goods (0.5%)
NIKE, Inc., Class B	78,159	4,128,358

Total Consumer Discretionary		135,790,056

Consumer Staples (4.6%)
Beverages (4.6%)
Boston Beer Co., Inc. (The), Class A*	17,160	3,953,664
Monster Beverage Corp.*	427,037	30,943,101

Total Consumer Staples		34,896,765

Financials (8.0%)
Capital Markets (3.0%)
FactSet Research Systems, Inc.	19,744	4,284,251
MSCI, Inc.	16,337	8,805,806
SEI Investments Co.	123,238	9,670,486

		22,760,543

Financial Services (5.0%)
Block, Inc., Class A*	95,006	5,717,461
PayPal Holdings, Inc.	88,732	4,013,348
Visa, Inc., Class A	96,135	29,055,843

		38,786,652

Total Financials		61,547,195

Health Care (13.5%)
Biotechnology (6.4%)
Alnylam Pharmaceuticals, Inc.*	71,426	23,632,721
CRISPR Therapeutics AG(x)*	80,811	3,844,179
Regeneron Pharmaceuticals, Inc.	27,748	21,439,215

		48,916,115

Health Care Equipment & Supplies (1.1%)
Intuitive Surgical, Inc.*	18,585	8,567,499

Health Care Technology (2.3%)
Doximity, Inc., Class A*	301,080	7,015,164
Veeva Systems, Inc., Class A*	61,443	10,793,077

		17,808,241

Life Sciences Tools & Services (0.6%)
Illumina, Inc.*	37,820	4,661,693

Pharmaceuticals (3.1%)
Novartis AG (ADR)	50,002	7,637,806
Novo Nordisk A/S (ADR)	227,063	8,344,565
Roche Holding AG (ADR)(x)	151,107	7,511,529

		23,493,900

Total Health Care		103,447,448

Industrials (7.1%)
Aerospace & Defense (4.5%)
Boeing Co. (The)*	173,575	34,546,632

Air Freight & Logistics (1.2%)
Expeditors International of Washington, Inc.	62,528	8,955,886

Machinery (1.4%)
Deere & Co.	18,994	10,699,320

Total Industrials		54,201,838

Information Technology (24.8%)
IT Services (2.4%)
Shopify, Inc., Class A*	156,822	18,602,226

Semiconductors & Semiconductor Equipment (11.1%)
ARM Holdings plc (ADR)*	128,270	19,404,686
NVIDIA Corp.	331,873	57,878,651
QUALCOMM, Inc.	58,460	7,528,479

		84,811,816

Software (11.3%)
Autodesk, Inc.*	77,482	18,549,191
Microsoft Corp.	51,623	19,109,286
Oracle Corp.	217,673	32,021,875
Salesforce, Inc.	53,126	9,917,030
Workday, Inc., Class A*	49,857	6,477,421

		86,074,803

Total Information Technology		189,488,845

Total Common Stocks (99.2%)
(Cost $323,502,480)		757,920,510

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.8%)
Allspring Government Money Market Fund, Select Shares 3.60% (7 day yield) (xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	1,295,775	1,295,775

Total Investment Companies		6,295,775

Total Short-Term Investments (0.8%)
(Cost $6,295,775)		6,295,775

Total Investments in Securities (100.0%)
(Cost $329,798,255)		764,216,285
Other Assets Less Liabilities (0.0%)†		357,395

Net Assets (100%)		$764,573,680

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $11,153,981. This was collateralized by $4,932,596 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.375%, maturing 4/15/26 – 11/15/55 and by cash of $6,295,775 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$178,548,363	$—	$—	$178,548,363
Consumer Discretionary	135,790,056	—	—	135,790,056
Consumer Staples	34,896,765	—	—	34,896,765
Financials	61,547,195	—	—	61,547,195
Health Care	103,447,448	—	—	103,447,448
Industrials	54,201,838	—	—	54,201,838
Information Technology	189,488,845	—	—	189,488,845
Short-Term Investments
Investment Companies	6,295,775	—	—	6,295,775

Total Assets	$764,216,285	$—	$—	$764,216,285

Total Liabilities	$—	$—	$—	$—

Total	$764,216,285	$—	$—	$764,216,285

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$483,535,454
Aggregate gross unrealized depreciation	(49,450,487)

Net unrealized appreciation	$434,084,967

Federal income tax cost of investments in securities and derivative instruments, if applicable	$330,131,318

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.5%)
Aristocrat Leisure Ltd.	257,984	$8,197,271
Glencore plc	1,535,737	11,702,318
Lottery Corp. Ltd. (The)	652,459	2,431,871
Northern Star Resources Ltd.	493,000	7,197,221
WiseTech Global Ltd.	156,557	4,273,059

		33,801,740

Brazil (3.2%)
B3 SA - Brasil Bolsa Balcao	4,527,200	16,081,639
Banco BTG Pactual SA	812,989	8,878,788
MercadoLibre, Inc.*	2,902	5,017,616
TOTVS SA	1,078,300	7,292,267
XP, Inc., Class A	327,095	6,227,889

		43,498,199

Canada (8.1%)
Agnico Eagle Mines Ltd.	188,076	38,176,278
Element Fleet Management Corp.	610,618	13,243,005
Franco-Nevada Corp.	138,267	34,236,265
RB Global, Inc.	253,096	24,272,545

		109,928,093

China (3.7%)
Alibaba Group Holding Ltd.	617,000	9,713,135
China Resources Gas Group Ltd.	1,378,000	3,361,147
Kingsoft Corp. Ltd.	906,600	2,633,684
Tencent Holdings Ltd.	553,900	34,968,761

		50,676,727

Denmark (0.5%)
Novo Nordisk A/S, Class B	174,037	6,413,121

France (7.3%)
Air Liquide SA	132,936	27,384,854
Capgemini SE	136,258	15,926,484
Dassault Systemes SE	736,421	14,993,445
EssilorLuxottica SA	24,053	5,597,980
LVMH Moet Hennessy Louis Vuitton SE	44,343	24,648,724
Pernod Ricard SA	100,490	7,500,476
Sodexo SA	63,843	3,277,341

		99,329,304

Germany (8.7%)
Deutsche Boerse AG	89,080	25,898,766
GEA Group AG	285,262	20,159,578
Merck KGaA	59,819	7,428,884
SAP SE	251,235	42,517,259
Symrise AG, Class A	189,612	16,054,149
Zalando SE(m)*	275,995	6,602,865

		118,661,501

Hong Kong (3.0%)
AIA Group Ltd.	3,666,969	41,194,177

India (2.6%)
HDFC Bank Ltd.	2,093,913	16,649,479
ICICI Bank Ltd.	363,901	4,737,404
Reliance Industries Ltd.	630,774	9,140,226
UPL Ltd.	868,936	5,247,797

		35,774,906

Ireland (0.3%)
Kingspan Group plc	50,765	4,285,031

Japan (9.1%)
Daiichi Sankyo Co. Ltd.	692,500	12,209,102
Hitachi Ltd.	812,400	23,742,895
LY Corp.	2,096,400	5,080,943
Nitori Holdings Co. Ltd.	468,500	7,440,943
Nomura Research Institute Ltd.	410,300	11,368,407
Obic Co. Ltd.	368,200	8,972,521
Oracle Corp.	87,400	4,786,896
Pan Pacific International Holdings Corp.	1,319,000	8,091,040
Resonac Holdings Corp.	382,200	24,971,971
Sugi Holdings Co. Ltd.	276,600	6,093,742
Terumo Corp.	834,200	11,169,673

		123,928,133

Macau (0.4%)
Sands China Ltd.	2,606,000	5,538,743

Mexico (1.0%)
Grupo Financiero Banorte SAB de CV, Class O	1,180,824	13,075,173

Netherlands (4.0%)
Akzo Nobel NV	99,626	5,717,053
ASML Holding NV	16,200	21,442,917
Heineken NV	359,960	27,700,122

		54,860,092

Peru (1.6%)
Credicorp Ltd.	65,930	22,362,137

Singapore (1.6%)
DBS Group Holdings Ltd.	502,510	22,328,196

South Korea (1.1%)
Amorepacific Corp.	73,421	6,710,806
NAVER Corp.	58,098	7,746,532

		14,457,338

Spain (1.7%)
Amadeus IT Group SA	399,428	22,705,587

Sweden (2.8%)
Assa Abloy AB, Class B	748,187	26,830,275
Atlas Copco AB, Class A	634,166	11,154,325

		37,984,600

Switzerland (0.9%)
Sika AG (Registered)	33,290	5,536,439
Sonova Holding AG (Registered)	29,921	6,782,288

		12,318,727

Taiwan (7.7%)
Delta Electronics, Inc.	551,000	24,523,742
Taiwan Semiconductor Manufacturing Co. Ltd.	1,413,000	79,658,492

		104,182,234

Thailand (0.4%)
Kasikornbank PCL	970,900	5,622,859

United Kingdom (9.2%)
AstraZeneca plc	216,543	42,294,752
Burberry Group plc*	269,857	3,948,524
Compass Group plc	378,580	10,518,363
Diageo plc	560,145	10,407,663
London Stock Exchange Group plc	70,876	8,376,543
Reckitt Benckiser Group plc	287,216	19,491,239
Rolls-Royce Holdings plc	1,941,371	29,646,576

		124,683,660

United States (17.3%)
Experian plc	362,748	12,608,605
Flutter Entertainment plc, Class DI*	76,665	7,815,997
Haleon plc	2,732,344	13,524,904
James Hardie Industries plc (CHDI)*	417,593	7,712,780
Linde plc	68,754	34,085,483
Nestle SA (Registered)	423,978	42,053,930
Novartis AG (Registered)	135,483	20,570,322
QIAGEN NV	274,016	10,976,445
Roche Holding AG	53,519	21,132,825
Schneider Electric SE	184,115	50,570,872

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Tenaris SA	500,119	$14,608,239

		235,660,402

Total Investments in Securities (98.7%)
(Cost $896,382,214)		1,343,270,680
Other Assets Less Liabilities (1.3%)		18,062,946

Net Assets (100%)		$1,361,333,626

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the market value or fair value, as applicable, of these securities amounted to $6,602,865 or 0.5% of net assets.

Glossary:

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

Sector Weightings as of March 31, 2026	Market Value	% of Net Assets
Information Technology	$235,755,489	17.3%
Materials	218,022,608	16.0
Industrials	216,513,707	15.9
Financials	191,433,050	14.1
Health Care	158,100,296	11.6
Consumer Discretionary	125,948,020	9.3
Consumer Staples	119,957,978	8.8
Communication Services	50,429,920	3.7
Energy	23,748,465	1.7
Utilities	3,361,147	0.3
Cash and Other	18,062,946	1.3

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$33,801,740	$—	$33,801,740
Brazil	43,498,199	—	—	43,498,199
Canada	109,928,093	—	—	109,928,093
China	—	50,676,727	—	50,676,727
Denmark	—	6,413,121	—	6,413,121
France	—	99,329,304	—	99,329,304
Germany	—	118,661,501	—	118,661,501
Hong Kong	—	41,194,177	—	41,194,177
India	—	35,774,906	—	35,774,906
Ireland	—	4,285,031	—	4,285,031
Japan	—	123,928,133	—	123,928,133
Macau	—	5,538,743	—	5,538,743
Mexico	13,075,173	—	—	13,075,173
Netherlands	—	54,860,092	—	54,860,092
Peru	22,362,137	—	—	22,362,137
Singapore	—	22,328,196	—	22,328,196
South Korea	—	14,457,338	—	14,457,338
Spain	—	22,705,587	—	22,705,587
Sweden	—	37,984,600	—	37,984,600
Switzerland	—	12,318,727	—	12,318,727
Taiwan	—	104,182,234	—	104,182,234
Thailand	—	5,622,859	—	5,622,859
United Kingdom	—	124,683,660	—	124,683,660
United States	41,901,480	193,758,922	—	235,660,402

Total Assets	$230,765,082	$1,112,505,598	$—	$1,343,270,680

Total Liabilities	$—	$—	$—	$—

Total	$230,765,082	$1,112,505,598	$—	$1,343,270,680

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$535,979,577
Aggregate gross unrealized depreciation	(97,589,091)

Net unrealized appreciation	$438,390,486

Federal income tax cost of investments in securities and derivative instruments, if applicable	$904,880,194

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.1%)
Glencore plc	3,885,890	$29,610,488
Iluka Resources Ltd.	285,513	1,325,648
Northern Star Resources Ltd.	933,640	13,630,048

		44,566,184

Brazil (2.9%)
Petroleo Brasileiro SA - Petrobras (ADR)	382,149	7,165,294
Wheaton Precious Metals Corp.	256,065	33,611,867

		40,777,161

Canada (6.8%)
Agnico Eagle Mines Ltd.	148,526	30,148,290
Franco-Nevada Corp.	227,238	56,266,357
Teck Resources Ltd., Class B	195,057	10,109,705

		96,524,352

Denmark (0.8%)
Coloplast A/S, Class B	137,376	9,366,728
Novonesis Novozymes B	38,499	2,277,977

		11,644,705

France (9.7%)
Cie de Saint-Gobain SA	197,689	16,268,864
Dassault Systemes SE	635,580	12,940,334
EssilorLuxottica SA	46,540	10,831,497
Legrand SA	262,120	40,504,004
Pernod Ricard SA	128,382	9,582,307
TotalEnergies SE	513,446	47,408,135

		137,535,141

Germany (7.6%)
Aurubis AG	39,750	6,893,244
Beiersdorf AG	80,242	7,099,204
Deutsche Boerse AG	124,782	36,278,624
Infineon Technologies AG	140,159	6,158,334
Knorr-Bremse AG	52,089	5,815,549
SAP SE	131,601	22,271,235
Symrise AG, Class A	277,969	23,535,197

		108,051,387

Greece (0.5%)
National Bank of Greece SA	460,424	7,136,164

Ireland (3.4%)
AIB Group plc	2,311,090	24,580,571
Bank of Ireland Group plc	761,798	13,941,292
Kerry Group plc, Class A	118,145	9,356,607

		47,878,470

Israel (0.6%)
Check Point Software Technologies Ltd.*	62,416	8,916,126

Italy (1.4%)
BPER Banca SpA	420,324	5,486,828
Ryanair Holdings plc (ADR)	260,601	15,062,738

		20,549,566

Japan (14.0%)
Chiba Bank Ltd. (The)	965,400	12,438,694
Ezaki Glico Co. Ltd.	156,600	5,820,478
Hirose Electric Co. Ltd.	49,200	6,424,207
Keyence Corp.	32,200	11,403,799
Kose Holdings Corp.	35,500	1,324,093
Lion Corp.	124,300	1,297,544
M3, Inc.*	715,800	7,307,609
Mitsubishi Electric Corp.	749,500	24,476,785
Nissin Foods Holdings Co. Ltd.	309,000	5,878,347
Nitori Holdings Co. Ltd.	413,100	6,561,053
Nitto Denko Corp.	443,200	8,867,137
Olympus Corp.	467,600	4,451,738
Resona Holdings, Inc.	2,538,100	28,241,355
Rohto Pharmaceutical Co. Ltd.	650,100	9,910,500
Shimadzu Corp.	443,100	10,511,655
Shimano, Inc.	92,800	9,724,663
Taisei Corp.	63,200	6,600,205
Terumo Corp.	708,200	9,482,573
Toyo Suisan Kaisha Ltd.	279,100	19,485,409
Unicharm Corp.	1,517,400	8,836,121

		199,043,965

Luxembourg (1.3%)
ArcelorMittal SA	340,582	17,744,843

Netherlands (3.1%)
ASML Holding NV	9,562	12,656,616
Euronext NV(m)	154,845	24,914,371
Wolters Kluwer NV	78,679	5,885,989

		43,456,976

Norway (1.4%)
Aker BP ASA	553,089	20,305,444

South Africa (0.5%)
Anglo American plc	169,241	7,190,156

South Korea (0.8%)
Samsung Electronics Co. Ltd.	29,156	3,275,095
Samsung Fire & Marine Insurance Co. Ltd.	27,605	8,003,372

		11,278,467

Spain (2.7%)
Amadeus IT Group SA	257,818	14,655,730
CaixaBank SA	1,991,001	23,888,812

		38,544,542

Sweden (2.3%)
Assa Abloy AB, Class B	616,747	22,116,785
Svenska Cellulosa AB SCA, Class B	900,769	10,426,094

		32,542,879

Switzerland (6.4%)
Chocoladefabriken Lindt & Spruengli AG	338	4,746,042
Cie Financiere Richemont SA (Registered)	58,119	10,356,391
Julius Baer Group Ltd.	138,065	10,173,811
Sandoz Group AG	313,180	24,565,353
Schindler Holding AG	22,817	7,514,117
Sika AG (Registered)	56,938	9,469,323
UBS Group AG (Registered)	631,987	24,580,509

		91,405,546

Taiwan (3.2%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	133,320	45,055,494

United Kingdom (10.5%)
Croda International plc	86,574	3,234,987
Diageo plc	575,471	10,692,425
Hiscox Ltd.	404,508	8,152,265
IMI plc	556,433	18,970,132
Lloyds Banking Group plc	9,898,536	12,234,143
London Stock Exchange Group plc	201,094	23,766,472
NatWest Group plc	3,851,213	28,576,202
Reckitt Benckiser Group plc	134,614	9,135,263
RELX plc	436,552	14,392,770
Smith & Nephew plc	914,086	14,439,424
Spirax Group plc	67,509	6,041,924

		149,636,007

United States (14.3%)
Agilent Technologies, Inc.	140,198	15,979,768
Alcon AG	154,805	11,613,609
CRH plc	179,575	18,876,924
Experian plc	560,334	19,476,413
Haleon plc	6,133,325	30,359,513

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Roche Holding AG	63,822	$25,201,128
Schneider Electric SE	145,505	39,965,862
Tenaris SA	405,012	11,830,209
Waters Corp.*	39,366	11,723,195
Willis Towers Watson plc	64,802	18,837,941

		203,864,562

Total Common Stocks (97.3%) (Cost $1,001,684,607)		1,383,648,137

SHORT-TERM INVESTMENTS:
Investment Companies (0.4%)
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	5,603,369	5,603,929

Total Short-Term Investments (0.4%)
(Cost $5,604,686)		5,603,929

Total Investments in Securities (97.7%)
(Cost $1,007,289,293)		1,389,252,066
Other Assets Less Liabilities (2.3%)		32,186,415

Net Assets (100%)		$1,421,438,481

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the market value or fair value, as applicable, of these securities amounted to $24,914,371 or 1.8% of net assets.

Glossary:

ADR — American Depositary Receipt

Sector Weightings as of March 31, 2026	Market Value	% of Net Assets
Financials	$311,231,426	21.9%
Materials	283,218,285	19.9
Industrials	243,092,137	17.1
Health Care	175,322,135	12.3
Information Technology	139,612,895	9.8
Consumer Staples	103,164,340	7.3
Energy	86,709,082	6.1
Consumer Discretionary	41,297,837	2.9
Investment Company	5,603,929	0.4
Cash and Other	32,186,415	2.3

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$44,566,184	$—	$44,566,184
Brazil	40,777,161	—	—	40,777,161
Canada	96,524,352	—	—	96,524,352
Denmark	—	11,644,705	—	11,644,705
France	—	137,535,141	—	137,535,141
Germany	—	108,051,387	—	108,051,387
Greece	—	7,136,164	—	7,136,164
Ireland	—	47,878,470	—	47,878,470
Israel	8,916,126	—	—	8,916,126
Italy	15,062,738	5,486,828	—	20,549,566
Japan	—	199,043,965	—	199,043,965
Luxembourg	—	17,744,843	—	17,744,843
Netherlands	—	43,456,976	—	43,456,976
Norway	—	20,305,444	—	20,305,444
South Africa	—	7,190,156	—	7,190,156
South Korea	—	11,278,467	—	11,278,467
Spain	—	38,544,542	—	38,544,542
Sweden	—	32,542,879	—	32,542,879
Switzerland	—	91,405,546	—	91,405,546
Taiwan	45,055,494	—	—	45,055,494
United Kingdom	—	149,636,007	—	149,636,007
United States	65,417,828	138,446,734	—	203,864,562
Short-Term Investments
Investment Companies	5,603,929	—	—	5,603,929

Total Assets	$277,357,628	$1,111,894,438	$—	$1,389,252,066

Total Liabilities	$—	$—	$—	$—

Total	$277,357,628	$1,111,894,438	$—	$1,389,252,066

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$458,263,671
Aggregate gross unrealized depreciation	(76,437,587)

Net unrealized appreciation	$381,826,084

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,007,425,982

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (11.5%)
Entertainment (11.5%)
Live Nation Entertainment, Inc.*	106,829	$16,292,491
ROBLOX Corp., Class A*	146,414	8,281,176
Take-Two Interactive Software, Inc.*	81,365	16,069,588
TKO Group Holdings, Inc., Class A	77,639	15,655,904

Total Communication Services		56,299,159

Consumer Discretionary (17.2%)
Hotels, Restaurants & Leisure (10.4%)
Aramark	189,616	7,687,033
DraftKings, Inc., Class A*	195,334	4,223,121
Hyatt Hotels Corp., Class A	73,169	10,520,970
Royal Caribbean Cruises Ltd.	24,934	6,861,338
Sportradar Group AG, Class A*	218,132	3,651,530
Viking Holdings Ltd.*	159,930	11,751,656
Wingstop, Inc.	40,410	6,262,338

		50,957,986

Specialty Retail (6.8%)
Burlington Stores, Inc.*	43,851	14,268,238
Carvana Co.*	30,102	9,463,467
O’Reilly Automotive, Inc.*	101,938	9,409,897

		33,141,602

Total Consumer Discretionary		84,099,588

Energy (4.0%)
Oil, Gas & Consumable Fuels (4.0%)
Cheniere Energy, Inc.	50,701	14,386,916
Expand Energy Corp.	46,184	5,070,079

Total Energy		19,456,995

Financials (8.3%)
Banks (1.1%)
Fifth Third Bancorp	119,410	5,547,789

Capital Markets (7.2%)
Ares Management Corp., Class A	41,289	4,504,630
Carlyle Group, Inc. (The)	150,443	7,279,937
LPL Financial Holdings, Inc.	40,078	12,056,665
Nasdaq, Inc.	131,749	11,184,172

		35,025,404

Total Financials		40,573,193

Health Care (17.0%)
Biotechnology (6.1%)
Ascendis Pharma A/S (ADR)*	59,718	13,659,298
Natera, Inc.*	82,266	16,452,377

		30,111,675

Health Care Equipment & Supplies (4.7%)
Masimo Corp.*	67,949	12,086,089
Medline, Inc., Class A*	114,117	5,078,207
STERIS plc	26,388	5,835,178

		22,999,474

Life Sciences Tools & Services (6.2%)
Agilent Technologies, Inc.	76,811	8,754,918
Bio-Techne Corp.	153,717	8,033,250
Charles River Laboratories International, Inc.*	28,344	4,889,340
Repligen Corp.*	72,040	8,487,753

		30,165,261

Total Health Care		83,276,410

Industrials (21.8%)
Aerospace & Defense (10.3%)
Axon Enterprise, Inc.*	20,607	8,751,587
Curtiss-Wright Corp.	10,130	6,899,746
Hexcel Corp.	70,668	5,719,161
Howmet Aerospace, Inc.	104,288	24,034,212
Woodward, Inc.	13,329	4,770,716

		50,175,422

Construction & Engineering (5.3%)
EMCOR Group, Inc.	8,288	6,119,113
Quanta Services, Inc.	36,360	19,962,367

		26,081,480

Electrical Equipment (2.0%)
AMETEK, Inc.	21,845	4,682,694
Hubbell, Inc., Class B	9,960	4,887,771

		9,570,465

Machinery (4.2%)
Donaldson Co., Inc.	47,630	4,042,358
Ingersoll Rand, Inc.	53,363	4,275,443
Lincoln Electric Holdings, Inc.	17,746	4,420,174
RBC Bearings, Inc.*	14,298	7,765,530

		20,503,505

Total Industrials		106,330,872

Information Technology (14.7%)
Electronic Equipment, Instruments & Components (2.4%)
Coherent Corp.*	49,101	11,696,349

IT Services (3.7%)
Cloudflare, Inc., Class A*	46,439	9,582,223
MongoDB, Inc.*	13,251	3,243,448
Okta, Inc.*	64,655	5,088,995

		17,914,666

Semiconductors & Semiconductor Equipment (4.3%)
Monolithic Power Systems, Inc.	19,446	21,261,284

Software (4.3%)
Cadence Design Systems, Inc.*	19,264	5,352,888
Guidewire Software, Inc.*	52,344	7,828,568
Trimble, Inc.*	119,605	7,801,834

		20,983,290

Total Information Technology		71,855,589

Materials (2.0%)
Construction Materials (2.0%)
Vulcan Materials Co.	35,931	9,784,011

Total Materials		9,784,011

Real Estate (2.1%)
Real Estate Management & Development (2.1%)
CBRE Group, Inc., Class A*	76,977	10,427,305

Total Real Estate		10,427,305

Total Common Stocks (98.6%)
(Cost $423,955,807)		482,103,122

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40(r)* (Cost $—)	6,159	$—

Total Investments in Securities (98.6%)
(Cost $423,955,807)		482,103,122
Other Assets Less Liabilities (1.4%)		6,898,073

Net Assets (100%)		$489,001,195

*	Non-income producing.

(r)	Fair value determined using significant unobservable inputs.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$56,299,159	$—	$—		$56,299,159
Consumer Discretionary	84,099,588	—	—		84,099,588
Energy	19,456,995	—	—		19,456,995
Financials	40,573,193	—	—		40,573,193
Health Care	83,276,410	—	—		83,276,410
Industrials	106,330,872	—	—		106,330,872
Information Technology	71,855,589	—	—		71,855,589
Materials	9,784,011	—	—		9,784,011
Real Estate	10,427,305	—	—		10,427,305
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$482,103,122	$—	$—		$482,103,122

Total Liabilities	$—	$—	$—		$—

Total	$482,103,122	$—	$—		$482,103,122

(a)	Value is zero.

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$102,464,690
Aggregate gross unrealized depreciation	(44,340,068)

Net unrealized appreciation	$58,124,622

Federal income tax cost of investments in securities and derivative instruments, if applicable	$423,978,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (14.1%)
Interactive Media & Services (14.1%)
Alphabet, Inc., Class A	366,051	$105,261,626
Meta Platforms, Inc., Class A	88,648	50,718,180

Total Communication Services		155,979,806

Financials (0.5%)
Insurance (0.5%)
Aon plc, Class A	16,627	5,366,863

Total Financials		5,366,863

Industrials (2.7%)
Industrial Conglomerates (2.1%)
Hitachi Ltd.	787,100	23,003,487

Professional Services (0.6%)
Verisk Analytics, Inc.	38,843	7,370,459

Total Industrials		30,373,946

Information Technology (81.8%)
Communications Equipment (4.3%)
Arista Networks, Inc.*	156,094	19,165,221
Cisco Systems, Inc.	369,398	28,661,591

		47,826,812

Electronic Equipment, Instruments & Components (3.1%)
Amphenol Corp., Class A	66,256	8,371,446
Coherent Corp.*	59,668	14,213,514
Corning, Inc.	85,399	11,611,702

		34,196,662

IT Services (9.8%)
Accenture plc, Class A	89,703	17,787,208
EPAM Systems, Inc.*	69,475	9,406,915
International Business Machines Corp.	89,332	21,653,183
MongoDB, Inc.*	32,907	8,054,646
Shopify, Inc., Class A*	390,780	46,354,324
Snowflake, Inc., Class A*	36,279	5,471,599

		108,727,875

Semiconductors & Semiconductor Equipment (35.5%)
Advanced Micro Devices, Inc.*	188,992	38,446,643
Analog Devices, Inc.	16,400	5,217,496
Applied Materials, Inc.	85,412	29,192,967
Broadcom, Inc.	277,264	85,815,981
Globalwafers Co. Ltd.	686,000	9,248,068
Intel Corp.*	95,563	4,217,195
KLA Corp.	14,490	21,335,221
Lam Research Corp.	158,846	33,939,036
NVIDIA Corp.	660,923	115,264,971
Taiwan Semiconductor Manufacturing Co. Ltd.	367,000	20,689,785
Teradyne, Inc.	51,136	15,159,779
Texas Instruments, Inc.	71,207	13,824,127

		392,351,269

Software (18.6%)
Autodesk, Inc.*	29,781	7,129,571
Cadence Design Systems, Inc.*	49,245	13,683,708
Constellation Software, Inc.	6,521	11,447,212
Crowdstrike Holdings, Inc., Class A*	33,699	13,156,427
Datadog, Inc., Class A*	45,881	5,416,252
Figma, Inc., Class A*	2,042	43,168
HubSpot, Inc.*	20,223	4,936,434
Intuit, Inc.	33,792	14,610,985
JFrog Ltd.*	189,009	8,870,192
Microsoft Corp.	213,863	79,165,667
Oracle Corp.	150,099	22,081,064
Pegasystems, Inc.	285,624	12,156,158
ServiceTitan, Inc., Class A*	71,195	4,518,035
Tyler Technologies, Inc.*	24,281	8,313,329

		205,528,202

Technology Hardware, Storage & Peripherals (10.5%)
Apple, Inc.	410,522	104,186,378
Seagate Technology Holdings plc	30,446	11,927,525

		116,113,903

Total Information Technology		904,744,723

Total Common Stocks (99.1%) (Cost $753,915,237)		1,096,465,338

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40(r)* (Cost $—)	4,387	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.4%)
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	3,884,446	3,884,834

Total Short-Term Investments (0.4%) (Cost $3,885,349)		3,884,834

Total Investments in Securities (99.5%) (Cost $757,800,586)		1,100,350,172
Other Assets Less Liabilities (0.5%)		5,574,501

Net Assets (100%)		$1,105,924,673

*	Non-income producing.

(r)	Fair value determined using significant unobservable inputs.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$155,979,806	$—	$—		$155,979,806
Financials	5,366,863	—	—		5,366,863
Industrials	7,370,459	23,003,487	—		30,373,946
Information Technology	874,806,870	29,937,853	—		904,744,723
Short-Term Investments
Investment Companies	3,884,834	—	—		3,884,834
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$1,047,408,832	$52,941,340	$—		$1,100,350,172

Total Liabilities	$—	$—	$—		$—

Total	$1,047,408,832	$52,941,340	$—		$1,100,350,172

(a)	Value is zero.

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$397,280,112
Aggregate gross unrealized depreciation	(55,045,015)

Net unrealized appreciation	$342,235,097

Federal income tax cost of investments in securities and derivative instruments, if applicable	$758,115,075

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Utilities (98.8%)
Electric Utilities (59.5%)
Alliant Energy Corp.	97,075	$6,966,102
American Electric Power Co., Inc.	85,953	11,266,719
Constellation Energy Corp.	55,252	15,429,121
Edison International	126,845	9,282,517
EDP SA	469,440	2,485,375
Enel SpA	249,641	2,717,807
Entergy Corp.	52,064	5,849,911
Eversource Energy	44,911	3,111,434
NextEra Energy, Inc.	318,450	29,577,636
OGE Energy Corp.	81,570	3,912,097
PG&E Corp.	824,417	14,485,007
Pinnacle West Capital Corp.	59,579	6,002,584
PPL Corp.	225,331	8,607,644
Southern Co. (The)	98,511	9,508,282
SSE plc	153,145	5,287,183
Xcel Energy, Inc.	158,700	12,607,128

		147,096,547

Gas Utilities (2.3%)
Atmos Energy Corp.	24,413	4,509,569
Spire, Inc.	13,652	1,236,052

		5,745,621

Independent Power and Renewable Electricity Producers (8.5%)
EDP Renovaveis SA	304,316	4,869,418
Orsted A/S(m)*	38,578	944,527
RWE AG	94,519	6,295,321
Vistra Corp.	59,874	9,000,859

		21,110,125

Multi-Utilities (27.3%)
Ameren Corp.	87,175	9,582,276
CenterPoint Energy, Inc.	46,108	1,990,021
Dominion Energy, Inc.	151,771	9,382,483
DTE Energy Co.	69,462	10,156,734
E.ON SE	85,127	1,860,602
National Grid plc	194,496	3,278,996
NiSource, Inc.	111,062	5,182,153
Public Service Enterprise Group, Inc.	99,202	8,030,402
Sempra	132,535	12,878,426
Veolia Environnement SA	33,380	1,275,124
WEC Energy Group, Inc.	33,537	3,882,578

		67,499,795

Water Utilities (1.2%)
United Utilities Group plc	165,114	2,886,585

Total Investments in Securities (98.8%) (Cost $164,006,024)		244,338,673
Other Assets Less Liabilities (1.2%)		2,963,154

Net Assets (100%)		$247,301,827

Glossary:

EUR — European Currency Unit

GBP — British Pound

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	12,172,566	EUR	10,405,993	HSBC Bank plc	4/17/2026	135,867
USD	1,038,545	EUR	882,806	State Street Bank & Trust	4/17/2026	17,396
USD	7,786,590	GBP	5,786,630	HSBC Bank plc	4/17/2026	127,597
USD	848,050	GBP	619,878	Merrill Lynch International	4/17/2026	27,600

Total unrealized appreciation						308,460

EUR	227,878	USD	270,115	Merrill Lynch International	4/17/2026	(6,526)
EUR	462,772	USD	548,886	Morgan Stanley	4/17/2026	(13,595)
EUR	649,882	USD	775,122	UBS AG	4/17/2026	(23,398)
GBP	748,279	USD	1,020,481	State Street Bank & Trust	4/17/2026	(30,083)
GBP	174,441	USD	239,035	UBS AG	4/17/2026	(8,151)
USD	1,128,899	EUR	980,728	State Street Bank & Trust	4/17/2026	(5,517)

Total unrealized depreciation						(87,270)

Net unrealized appreciation						221,190

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Utilities	$212,437,735	$31,900,938	$—	$244,338,673
Forward Currency Contracts	—	308,460	—	308,460

Total Assets	$212,437,735	$32,209,398	$—	$244,647,133

Liabilities:
Forward Currency Contracts	$—	$(87,270)	$—	$(87,270)

Total Liabilities	$—	$(87,270)	$—	$(87,270)

Total	$212,437,735	$32,122,128	$—	$244,559,863

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$79,304,581
Aggregate gross unrealized depreciation	(1,971,559)

Net unrealized appreciation	$77,333,022

Federal income tax cost of investments in securities and derivative instruments, if applicable	$167,226,841

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.0%)
Entertainment (0.1%)
Warner Music Group Corp., Class A	120,465	$3,076,676

Interactive Media & Services (0.3%)
Pinterest, Inc., Class A(x)*	479,889	8,801,164

Media (0.6%)
New York Times Co. (The), Class A	132,434	11,088,699
Nexstar Media Group, Inc., Class A	23,366	4,225,274

		15,313,973

Total Communication Services		27,191,813

Consumer Discretionary (11.0%)
Automobile Components (1.0%)
Autoliv, Inc.	56,336	5,924,294
BorgWarner, Inc.	169,714	9,208,682
Gentex Corp.	179,463	3,921,267
Goodyear Tire & Rubber Co. (The)*	234,631	1,555,603
Lear Corp.	41,580	5,034,506
Visteon Corp.	22,366	2,037,766

		27,682,118

Automobiles (0.2%)
Harley-Davidson, Inc.	96,839	1,958,084
Thor Industries, Inc.	43,311	3,460,116

		5,418,200

Broadline Retail (0.3%)
Macy’s, Inc.	217,939	3,942,516
Ollie’s Bargain Outlet Holdings, Inc.*	50,273	4,627,127

		8,569,643

Diversified Consumer Services (0.9%)
Duolingo, Inc., Class A*	32,799	3,232,997
Graham Holdings Co., Class B	2,785	2,944,469
Grand Canyon Education, Inc.*	22,649	3,851,010
H&R Block, Inc.	103,903	3,297,881
Service Corp. International	114,119	9,415,959

		22,742,316

Hotels, Restaurants & Leisure (2.6%)
Aramark	215,442	8,734,019
Boyd Gaming Corp.	47,386	3,894,181
Cava Group, Inc.*	81,761	6,614,465
Choice Hotels International, Inc.(x)	16,942	1,753,497
Churchill Downs, Inc.	54,298	4,877,589
Dutch Bros, Inc., Class A*	104,125	5,274,972
Hilton Grand Vacations, Inc.*	49,083	1,920,127
Hyatt Hotels Corp., Class A	33,882	4,871,893
Planet Fitness, Inc., Class A*	68,020	5,059,328
Texas Roadhouse, Inc., Class A	54,219	8,953,726
Travel + Leisure Co.	53,180	3,679,524
Vail Resorts, Inc.(x)	29,325	3,762,984
Wingstop, Inc.	22,776	3,529,597
Wyndham Hotels & Resorts, Inc.	62,267	5,057,948

		67,983,850

Household Durables (1.6%)
KB Home	51,783	2,679,770
Somnigroup International, Inc.	172,057	12,718,454
Taylor Morrison Home Corp., Class A*	80,103	4,665,199
Toll Brothers, Inc.	77,665	10,598,943
TopBuild Corp.*	22,878	8,037,041
Whirlpool Corp.(x)	51,970	2,802,222

		41,501,629

Leisure Products (0.5%)
Brunswick Corp.	53,310	3,878,836
Mattel, Inc.*	254,757	3,701,619
Polaris, Inc.(x)	43,800	2,387,100
YETI Holdings, Inc.*	63,778	2,333,637

		12,301,192

Specialty Retail (3.4%)
Abercrombie & Fitch Co., Class A*	37,589	3,434,507
AutoNation, Inc.*	21,339	4,166,653
Bath & Body Works, Inc.	167,807	3,132,957
Burlington Stores, Inc.*	50,968	16,583,968
Chewy, Inc., Class A*	195,510	5,278,770
Dick’s Sporting Goods, Inc.	54,425	10,791,933
Five Below, Inc.*	45,211	10,329,809
Floor & Decor Holdings, Inc., Class A*	88,326	4,486,961
GameStop Corp., Class A*	337,846	7,783,972
Gap, Inc. (The)	185,963	4,500,305
Lithia Motors, Inc., Class A	19,877	4,963,684
Murphy USA, Inc.	13,849	6,840,991
Penske Automotive Group, Inc.	15,115	2,259,995
RH(x)*	12,621	1,764,668
Valvoline, Inc.(x)*	104,358	3,514,777

		89,833,950

Textiles, Apparel & Luxury Goods (0.5%)
Capri Holdings Ltd.*	97,675	1,721,034
Columbia Sportswear Co.	20,761	1,137,910
Crocs, Inc.*	41,176	3,418,432
PVH Corp.	37,544	2,619,069
VF Corp.	269,397	4,577,055

		13,473,500

Total Consumer Discretionary		289,506,398

Consumer Staples (4.5%)
Beverages (0.6%)
Boston Beer Co., Inc. (The), Class A*	6,305	1,452,672
Celsius Holdings, Inc.*	131,007	4,648,128
Coca-Cola Consolidated, Inc.	46,367	8,890,409

		14,991,209

Consumer Staples Distribution & Retail (2.9%)
Albertsons Cos., Inc., Class A	303,296	5,168,164
BJ’s Wholesale Club Holdings, Inc.*	107,254	10,555,939
Casey’s General Stores, Inc.	30,383	22,114,570
Maplebear, Inc.*	150,635	5,642,787
Performance Food Group Co.*	128,771	11,030,524
Sprouts Farmers Market, Inc.*	79,811	6,155,822
US Foods Holding Corp.*	180,774	16,669,171

		77,336,977

Food Products (0.8%)
Darling Ingredients, Inc.*	129,662	8,019,595
Flowers Foods, Inc.	173,099	1,410,757
Ingredion, Inc.	51,640	5,817,762
Marzetti Co. (The)	16,634	2,300,981
Pilgrim’s Pride Corp.	35,048	1,323,413
Post Holdings, Inc.*	34,592	3,419,765

		22,292,273

Personal Care Products (0.2%)
BellRing Brands, Inc.*	96,124	1,546,635
Coty, Inc., Class A*	302,956	608,942
e.l.f. Beauty, Inc.*	48,404	2,933,766

		5,089,343

Total Consumer Staples		119,709,802

Energy (5.4%)
Energy Equipment & Services (1.5%)
NOV, Inc.	295,417	5,556,794
TechnipFMC plc	331,574	22,921,710
Valaris Ltd.*	52,775	5,174,061

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Weatherford International plc	58,786	$5,559,980

		39,212,545

Oil, Gas & Consumable Fuels (3.9%)
Antero Midstream Corp.	271,443	6,188,900
Antero Resources Corp.*	240,247	10,196,083
Chord Energy Corp.	46,611	6,627,152
CNX Resources Corp.*	116,696	4,498,631
DT Midstream, Inc.	83,340	11,223,398
HF Sinclair Corp.	128,162	7,996,027
Matador Resources Co.	95,751	6,049,548
Murphy Oil Corp.	109,980	4,536,675
Ovintiv, Inc.	227,599	13,510,277
PBF Energy, Inc., Class A	68,048	3,240,446
Permian Resources Corp., Class A	606,855	12,938,148
Range Resources Corp.	194,212	8,774,498
Viper Energy, Inc., Class A	152,315	7,157,282

		102,937,065

Total Energy		142,149,610

Financials (14.8%)
Banks (5.8%)
Associated Banc-Corp.	134,102	3,467,878
Bank OZK	85,050	3,902,945
Columbia Banking System, Inc.	242,152	6,642,229
Commerce Bancshares, Inc.	112,331	5,526,685
Cullen/Frost Bankers, Inc.	51,805	7,101,429
East West Bancorp, Inc.	112,777	12,040,073
First Financial Bankshares, Inc.	106,824	3,145,967
First Horizon Corp.	397,545	9,048,124
Flagstar Bank NA	245,500	3,233,235
FNB Corp.	292,874	4,896,853
Glacier Bancorp, Inc.	105,470	4,711,345
Hancock Whitney Corp.	67,426	4,287,619
Home BancShares, Inc.	149,953	4,038,234
International Bancshares Corp.	44,331	2,983,033
Old National Bancorp	284,265	6,282,257
Pinnacle Financial Partners, Inc.	123,397	10,629,418
Prosperity Bancshares, Inc.	82,822	5,563,982
SouthState Bank Corp.	81,261	7,518,268
Texas Capital Bancshares, Inc.*	36,211	3,435,700
UMB Financial Corp.	58,528	6,601,373
United Bankshares, Inc.	114,388	4,737,951
Valley National Bancorp	392,374	4,818,353
Webster Financial Corp.	132,162	9,174,686
Western Alliance Bancorp	84,177	5,963,940
Wintrust Financial Corp.	54,898	7,627,528
Zions Bancorp NA	121,028	6,973,633

		154,352,738

Capital Markets (2.6%)
Affiliated Managers Group, Inc.	23,057	6,379,872
Carlyle Group, Inc. (The)	212,703	10,292,698
Evercore, Inc., Class A	31,704	9,463,961
Federated Hermes, Inc., Class B	60,575	3,435,208
Hamilton Lane, Inc., Class A	33,675	3,347,295
Houlihan Lokey, Inc., Class A	44,553	6,398,702
Janus Henderson Group plc	101,035	5,190,168
Jefferies Financial Group, Inc.	135,537	5,593,612
Morningstar, Inc.	18,819	3,181,352
SEI Investments Co.	76,145	5,975,098
Stifel Financial Corp.	124,998	9,239,852

		68,497,818

Consumer Finance (0.7%)
Ally Financial, Inc.	230,108	9,027,137
FirstCash Holdings, Inc.	31,727	5,964,676
SLM Corp.	163,280	3,495,825

		18,487,638

Financial Services (1.4%)
Corebridge Financial, Inc.	209,259	4,992,920
Equitable Holdings, Inc.‡	230,358	8,548,585
Essent Group Ltd.	78,243	4,572,521
Euronet Worldwide, Inc.*	32,051	2,127,225
MGIC Investment Corp.	179,811	4,720,039
Shift4 Payments, Inc., Class A*	55,382	2,421,855
Voya Financial, Inc.	77,050	5,264,056
WEX, Inc.*	28,106	4,301,342

		36,948,543

Insurance (3.6%)
American Financial Group, Inc.	56,743	7,246,648
Brighthouse Financial, Inc.*	46,873	2,806,755
CNO Financial Group, Inc.	77,460	3,180,507
Fidelity National Financial, Inc.	209,065	9,696,435
First American Financial Corp.	83,525	5,035,722
Hanover Insurance Group, Inc. (The)	29,017	5,030,097
Kinsale Capital Group, Inc.	18,115	6,189,171
Old Republic International Corp.	186,604	7,445,500
Primerica, Inc.	26,161	6,552,807
Reinsurance Group of America, Inc.	53,864	10,996,874
RenaissanceRe Holdings Ltd.	35,647	10,595,358
RLI Corp.	75,278	4,293,857
Ryan Specialty Holdings, Inc., Class A	93,485	3,154,184
Selective Insurance Group, Inc.	49,248	3,712,807
Unum Group	124,955	9,125,464

		95,062,186

Mortgage Real Estate Investment Trusts (REITs) (0.7%)
Annaly Capital Management, Inc. (REIT)	588,848	12,454,135
Starwood Property Trust, Inc. (REIT)(x)	285,340	4,913,555

		17,367,690

Total Financials		390,716,613

Health Care (8.9%)
Biotechnology (3.1%)
Arrowhead Pharmaceuticals, Inc.*	114,782	7,196,831
BioMarin Pharmaceutical, Inc.*	157,472	8,895,593
Cytokinetics, Inc.*	100,218	6,605,368
Exelixis, Inc.*	212,878	9,130,338
Halozyme Therapeutics, Inc.*	96,392	6,229,815
Neurocrine Biosciences, Inc.*	82,266	10,837,723
Roivant Sciences Ltd.*	369,587	10,237,560
United Therapeutics Corp.*	35,293	20,928,043

		80,061,271

Health Care Equipment & Supplies (1.5%)
Dentsply Sirona, Inc.	163,569	1,897,400
Envista Holdings Corp.*	134,325	3,407,825
Globus Medical, Inc., Class A*	91,320	7,868,131
Haemonetics Corp.*	38,091	2,146,809
Lantheus Holdings, Inc.*	54,355	4,122,827
LivaNova plc*	44,759	2,844,882
Masimo Corp.*	37,424	6,656,607
Penumbra, Inc.*	32,156	10,559,066

		39,503,547

Health Care Providers & Services (1.8%)
Chemed Corp.	11,610	4,385,561
Encompass Health Corp.	82,473	7,977,613
Ensign Group, Inc. (The)	47,277	9,526,316
HealthEquity, Inc.*	70,030	5,852,407
Hims & Hers Health, Inc.*	170,746	3,544,687
Option Care Health, Inc.*	130,110	3,502,561
Tenet Healthcare Corp.*	72,038	13,594,291

		48,383,436

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Technology (0.1%)
Doximity, Inc., Class A*	109,683	$2,555,614

Life Sciences Tools & Services (1.7%)
Avantor, Inc.*	559,068	4,383,093
Bio-Rad Laboratories, Inc., Class A*	14,903	4,154,211
Bruker Corp.	90,781	3,279,010
Illumina, Inc.*	125,329	15,448,053
Medpace Holdings, Inc.*	18,378	8,824,932
Repligen Corp.*	43,372	5,110,089
Sotera Health Co.*	190,950	2,738,223

		43,937,611

Pharmaceuticals (0.7%)
Elanco Animal Health, Inc.*	407,269	9,745,947
Jazz Pharmaceuticals plc*	49,808	9,416,203

		19,162,150

Total Health Care		233,603,629

Industrials (25.4%)
Aerospace & Defense (4.4%)
AeroVironment, Inc.*	26,075	4,773,029
ATI, Inc.*	111,365	16,199,153
BWX Technologies, Inc.	74,941	15,324,685
Carpenter Technology Corp.	40,828	16,092,356
Curtiss-Wright Corp.	30,222	20,584,808
Hexcel Corp.	62,189	5,032,956
Kratos Defense & Security Solutions, Inc.*	151,325	10,669,926
Moog, Inc., Class A	23,303	6,819,390
StandardAero, Inc.*	155,456	4,015,428
Woodward, Inc.	48,866	17,490,119

		117,001,850

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	93,863	4,866,797

Building Products (1.8%)
AAON, Inc.(x)	55,468	4,589,977
Advanced Drainage Systems, Inc.	58,742	8,055,291
Carlisle Cos., Inc.	33,436	11,154,918
Fortune Brands Innovations, Inc.	98,475	3,837,571
Owens Corning	67,371	7,290,890
Simpson Manufacturing Co., Inc.	33,983	5,832,162
Trex Co., Inc.*	87,915	3,201,864
UFP Industries, Inc.	47,752	4,398,914

		48,361,587

Commercial Services & Supplies (1.6%)
Brink’s Co. (The)	34,054	3,529,016
Clean Harbors, Inc.*	41,169	11,804,387
MSA Safety, Inc.	29,876	4,898,170
RB Global, Inc.	152,208	14,589,137
Tetra Tech, Inc.	213,779	6,439,024

		41,259,734

Construction & Engineering (2.6%)
AECOM	105,976	8,988,884
API Group Corp.*	314,514	12,744,107
Dycom Industries, Inc.*	24,563	8,322,436
Fluor Corp.*	132,119	6,163,351
MasTec, Inc.*	50,277	16,176,122
Sterling Infrastructure, Inc.*	25,180	10,255,059
Valmont Industries, Inc.	16,148	6,452,257

		69,102,216

Electrical Equipment (2.3%)
Acuity, Inc.	24,970	6,997,094
EnerSys	30,206	5,247,386
Nextpower, Inc., Class A*	121,703	14,671,297
nVent Electric plc	132,264	15,644,186
Regal Rexnord Corp.	54,427	10,192,000
Sensata Technologies Holding plc	119,410	4,205,620
Vicor Corp.*	18,622	2,998,142

		59,955,725

Ground Transportation (1.8%)
Avis Budget Group, Inc.(x)*	13,848	2,019,731
Knight-Swift Transportation Holdings, Inc., Class A	133,066	7,661,940
Landstar System, Inc.	27,918	4,475,534
Ryder System, Inc.	32,318	6,615,818
Saia, Inc.*	21,839	7,671,604
XPO, Inc.*	96,023	18,681,275

		47,125,902

Machinery (5.9%)
AGCO Corp.	49,257	5,707,409
Chart Industries, Inc.*	36,847	7,618,117
CNH Industrial NV	725,375	7,979,125
Crane Co.	40,129	6,862,059
Donaldson Co., Inc.	94,540	8,023,610
Esab Corp.	46,778	4,521,561
Flowserve Corp.	104,124	7,654,155
Graco, Inc.	135,898	11,503,766
ITT, Inc.	70,492	13,430,841
Lincoln Electric Holdings, Inc.	45,104	11,234,504
Middleby Corp. (The)*	37,985	5,036,051
Mueller Industries, Inc.	90,996	10,082,357
Oshkosh Corp.	51,848	7,632,544
RBC Bearings, Inc.*	25,917	14,076,041
SPX Technologies, Inc.*	40,850	8,167,549
Terex Corp.	93,198	5,508,002
Timken Co. (The)	51,957	5,225,315
Toro Co. (The)	79,903	7,466,136
Watts Water Technologies, Inc., Class A	22,481	6,526,010

		154,255,152

Marine Transportation (0.2%)
Kirby Corp.*	44,427	5,903,460

Passenger Airlines (0.4%)
Alaska Air Group, Inc.*	93,969	3,456,180
American Airlines Group, Inc.*	541,236	5,812,874

		9,269,054

Professional Services (2.5%)
Booz Allen Hamilton Holding Corp.	98,849	7,713,188
CACI International, Inc., Class A*	18,103	9,845,679
Concentrix Corp.(x)	35,848	980,801
ExlService Holdings, Inc.*	128,812	3,922,325
Exponent, Inc.	40,891	2,668,138
FTI Consulting, Inc.*	24,808	4,385,310
Genpact Ltd.	129,851	4,836,950
KBR, Inc.	104,091	3,836,794
Maximus, Inc.	44,713	2,866,103
Parsons Corp.*	43,374	2,349,570
Paylocity Holding Corp.*	35,771	3,864,699
Science Applications International Corp.	36,990	3,511,091
TransUnion	157,707	10,911,747
UL Solutions, Inc., Class A	63,326	5,427,671

		67,120,066

Trading Companies & Distributors (1.7%)
Applied Industrial Technologies, Inc.	30,576	8,112,424
Core & Main, Inc., Class A*	154,758	7,645,045
GATX Corp.	29,263	4,996,365
MSC Industrial Direct Co., Inc., Class A	37,507	3,460,771
Watsco, Inc.	28,627	10,414,216

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
WESCO International, Inc.	39,874	$10,910,324

		45,539,145

Total Industrials		669,760,688

Information Technology (12.2%)
Electronic Equipment, Instruments & Components (3.9%)
Advanced Energy Industries, Inc.	30,939	9,984,325
Arrow Electronics, Inc.*	41,874	6,005,150
Avnet, Inc.	67,102	4,134,825
Belden, Inc.	32,213	3,699,019
Cognex Corp.	135,828	6,654,214
Crane NXT Co.	40,478	1,643,002
Fabrinet*	29,366	15,314,956
Flex Ltd.*	301,375	19,728,008
IPG Photonics Corp.*	20,718	2,374,076
Littelfuse, Inc.	20,412	6,926,812
Novanta, Inc.*	29,324	3,463,458
TD SYNNEX Corp.	61,461	10,369,085
TTM Technologies, Inc.*	84,698	8,251,279
Vontier Corp.	116,067	4,116,896

		102,665,105

IT Services (1.1%)
Kyndryl Holdings, Inc.*	187,349	2,458,019
Okta, Inc.*	138,902	10,932,976
Twilio, Inc., Class A*	124,274	15,636,155

		29,027,150

Semiconductors & Semiconductor Equipment (3.6%)
Allegro MicroSystems, Inc.*	101,771	3,208,840
Amkor Technology, Inc.	93,249	4,199,002
Cirrus Logic, Inc.(x)*	41,809	6,046,418
Entegris, Inc.	124,591	14,607,049
Lattice Semiconductor Corp.*	112,121	10,400,344
MACOM Technology Solutions Holdings, Inc.*	52,878	11,742,617
MKS, Inc.	55,057	12,652,649
Onto Innovation, Inc.*	40,700	8,346,349
Rambus, Inc.*	88,239	7,591,201
Silicon Laboratories, Inc.*	27,013	5,622,756
SiTime Corp.*	18,108	6,253,598
Synaptics, Inc.*	31,746	2,223,490
Universal Display Corp.	36,241	3,321,850

		96,216,163

Software (3.0%)
Appfolio, Inc., Class A*	19,947	3,148,036
Bentley Systems, Inc., Class B	122,075	4,287,274
BILL Holdings, Inc.(x)*	72,193	2,764,992
Blackbaud, Inc.*	29,340	1,132,817
Commvault Systems, Inc.*	36,045	2,807,545
Docusign, Inc.*	164,160	7,782,826
Dolby Laboratories, Inc., Class A	49,906	2,997,354
Dropbox, Inc., Class A(x)*	142,971	3,248,301
Dynatrace, Inc.*	244,471	9,040,538
Guidewire Software, Inc.*	69,688	10,422,537
InterDigital, Inc.	21,055	6,358,610
Manhattan Associates, Inc.*	49,056	6,530,335
Nutanix, Inc., Class A*	221,642	8,424,612
Pegasystems, Inc.	74,824	3,184,509
Qualys, Inc.*	29,392	2,582,087
UiPath, Inc., Class A*	350,998	3,896,078

		78,608,451

Technology Hardware, Storage & Peripherals (0.6%)
Everpure, Inc., Class A*	257,104	15,179,420

Total Information Technology		321,696,289

Materials (5.8%)
Chemicals (1.7%)
Ashland, Inc.	37,510	2,085,931
Avient Corp.	75,053	2,724,424
Axalta Coating Systems Ltd.*	174,920	4,845,284
Cabot Corp.	42,805	3,223,645
NewMarket Corp.	6,393	4,097,593
Olin Corp.	93,116	2,768,339
RPM International, Inc.	104,981	10,435,111
Scotts Miracle-Gro Co. (The)	36,632	2,227,592
Solstice Advanced Materials, Inc.	130,122	9,910,092
Westlake Corp.	27,337	3,193,508

		45,511,519

Construction Materials (0.3%)
Eagle Materials, Inc.	25,764	4,880,990
Knife River Corp.*	46,446	3,792,316

		8,673,306

Containers & Packaging (1.0%)
AptarGroup, Inc.	52,771	6,650,202
Crown Holdings, Inc.	91,879	9,210,870
Graphic Packaging Holding Co.	241,911	2,404,595
Greif, Inc., Class A	20,289	1,360,783
Silgan Holdings, Inc.	71,890	2,789,332
Sonoco Products Co.	80,848	4,373,068

		26,788,850

Metals & Mining (2.6%)
Alcoa Corp.	212,268	14,079,737
Cleveland-Cliffs, Inc.*	467,538	3,950,696
Commercial Metals Co.	90,908	5,584,478
Hecla Mining Co.	549,267	10,232,844
MP Materials Corp.*	110,407	5,328,242
Reliance, Inc.	42,859	13,025,707
Royal Gold, Inc.	66,412	16,901,190

		69,102,894

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	51,947	3,779,144

Total Materials		153,855,713

Real Estate (6.8%)
Diversified REITs (0.5%)
WP Carey, Inc. (REIT)	179,630	12,207,655

Health Care REITs (1.2%)
American Healthcare REIT, Inc. (REIT)	145,420	6,858,007
CareTrust REIT, Inc. (REIT)	183,121	6,711,385
Healthcare Realty Trust, Inc. (REIT), Class A	285,946	4,858,223
Omega Healthcare Investors, Inc. (REIT)	242,273	10,616,403
Sabra Health Care REIT, Inc. (REIT)	206,679	3,974,437

		33,018,455

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)(x)	163,853	1,725,372

Industrial REITs (1.0%)
EastGroup Properties, Inc. (REIT)	43,644	8,078,068
First Industrial Realty Trust, Inc. (REIT)	108,627	6,284,072
Rexford Industrial Realty, Inc. (REIT)	188,708	6,176,413
STAG Industrial, Inc. (REIT)	156,589	5,646,599

		26,185,152

Office REITs (0.4%)
COPT Defense Properties (REIT)	90,823	2,779,184

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Cousins Properties, Inc. (REIT)	137,692	$3,107,709
Kilroy Realty Corp. (REIT)(x)	89,364	2,520,958
Vornado Realty Trust (REIT)	131,280	3,411,967

		11,819,818

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.*	38,685	11,772,619

Residential REITs (0.8%)
American Homes 4 Rent (REIT), Class A	267,228	7,461,006
Equity LifeStyle Properties, Inc. (REIT)	158,884	9,917,539
Independence Realty Trust, Inc. (REIT)	194,142	2,890,774

		20,269,319

Retail REITs (1.0%)
Agree Realty Corp. (REIT)(x)	98,226	7,404,276
Brixmor Property Group, Inc. (REIT)	251,306	7,237,613
Kite Realty Group Trust (REIT)	177,466	4,356,790
NNN REIT, Inc. (REIT)	155,689	6,543,609

		25,542,288

Specialized REITs (1.4%)
CubeSmart (REIT)	186,917	6,850,508
EPR Properties (REIT)	62,410	3,118,004
Gaming and Leisure Properties, Inc. (REIT)	231,976	10,292,775
Lamar Advertising Co. (REIT), Class A	71,200	9,018,192
National Storage Affiliates Trust (REIT)	58,018	2,189,599
Rayonier, Inc. (REIT)	227,986	4,701,071

		36,170,149

Total Real Estate		178,710,827

Utilities (3.4%)
Electric Utilities (0.9%)
IDACORP, Inc.	44,300	6,333,571
OGE Energy Corp.	168,421	8,077,471
Portland General Electric Co.	91,279	4,816,793
TXNM Energy, Inc.	80,352	4,697,378

		23,925,213

Gas Utilities (1.2%)
National Fuel Gas Co.	77,889	7,318,451
New Jersey Resources Corp.	82,661	4,539,742
ONE Gas, Inc.	49,180	4,235,873
Southwest Gas Holdings, Inc.	52,659	4,576,067
Spire, Inc.	48,441	4,385,848
UGI Corp.	175,933	6,407,480

		31,463,461

Independent Power and Renewable Electricity Producers (0.7%)
Ormat Technologies, Inc.	49,822	5,576,078
Talen Energy Corp.*	37,450	11,955,164

		17,531,242

Multi-Utilities (0.3%)
Black Hills Corp.	61,865	4,294,050
Northwestern Energy Group, Inc.	50,364	3,321,002

		7,615,052

Water Utilities (0.3%)
Essential Utilities, Inc.	231,950	9,340,626

Total Utilities		89,875,594

Total Common Stocks (99.2%) (Cost $1,752,822,626)		2,616,776,976

SHORT-TERM INVESTMENTS:
Investment Companies (1.1%)
Allspring Government Money Market Fund, Select Shares 3.60% (7 day yield) (xx)	10,000,000	10,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	18,948,142	18,948,142

Total Investment Companies		28,948,142

Total Short-Term Investments (1.1%) (Cost $28,948,142)		28,948,142

Total Investments in Securities (100.3%) (Cost $1,781,770,768)		2,645,725,118
Other Assets Less Liabilities (-0.3%)		(8,620,287)

Net Assets (100%)		$2,637,104,831

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $30,980,435. This was collateralized by $2,136,338 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.750%, maturing 4/15/26 – 11/15/55 and by cash of $28,948,142 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	230,358	11,114,982	63,278	(186,209)	40,008	(2,483,474)	8,548,585	62,670	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	54	6/2026	USD	18,341,100	222,882

					222,882

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$27,191,813	$—	$—	$27,191,813
Consumer Discretionary	289,506,398	—	—	289,506,398
Consumer Staples	119,709,802	—	—	119,709,802
Energy	142,149,610	—	—	142,149,610
Financials	390,716,613	—	—	390,716,613
Health Care	233,603,629	—	—	233,603,629
Industrials	669,760,688	—	—	669,760,688
Information Technology	321,696,289	—	—	321,696,289
Materials	153,855,713	—	—	153,855,713
Real Estate	178,710,827	—	—	178,710,827
Utilities	89,875,594	—	—	89,875,594
Futures	222,882	—	—	222,882
Short-Term Investments
Investment Companies	28,948,142	—	—	28,948,142

Total Assets	$2,645,948,000	$—	$—	$2,645,948,000

Total Liabilities	$—	$—	$—	$—

Total	$2,645,948,000	$—	$—	$2,645,948,000

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,059,193,315
Aggregate gross unrealized depreciation	(195,147,338)

Net unrealized appreciation	$864,045,977

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,781,902,023

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.1%)
Diversified Telecommunication Services (0.0%)†
AST SpaceMobile, Inc., Class A(x)*	1,170	$96,958
GCI Liberty, Inc., Class A*	259	9,544
GCI Liberty, Inc., Class C*	2,050	76,281
Iridium Communications, Inc.	7,195	199,589
Liberty Global Ltd., Class A(x)*	11,660	140,970
Liberty Global Ltd., Class C*	10,858	127,364

		650,706

Entertainment (1.1%)
Electronic Arts, Inc.	19,425	3,960,175
Liberty Media Corp.-Liberty Formula One, Class A*	1,427	111,420
Liberty Media Corp.-Liberty Formula One, Class C*	44,348	3,770,467
Madison Square Garden Sports Corp.*	1,227	394,358
Roku, Inc.*	8,688	822,059
Take-Two Interactive Software, Inc.*	9,295	1,835,762
TKO Group Holdings, Inc., Class A	2,953	595,472
Warner Bros Discovery, Inc.*	179,868	4,939,175

		16,428,888

Interactive Media & Services (0.3%)
IAC, Inc.*	69,835	2,795,495
Match Group, Inc.	17,967	551,767
Pinterest, Inc., Class A(x)*	22,403	410,871
Trump Media & Technology Group Corp.(x)*	5,880	54,566
ZoomInfo Technologies, Inc., Class A*	18,667	111,629

		3,924,328

Media (0.7%)
Charter Communications, Inc., Class A*	6,312	1,362,635
DoubleVerify Holdings, Inc.*	3,806	36,157
EchoStar Corp., Class A*	22,347	2,616,163
Fox Corp., Class A	16,106	940,590
Fox Corp., Class B	11,300	600,030
Liberty Broadband Corp., Class A*	853	42,838
Liberty Broadband Corp., Class C*	7,045	354,363
New York Times Co. (The), Class A	12,348	1,033,898
News Corp., Class A	28,270	704,771
News Corp., Class B	10,222	291,429
Nexstar Media Group, Inc., Class A	2,082	376,488
NIQ Global Intelligence plc(x)*	1,747	19,863
Omnicom Group, Inc.	24,118	1,816,327
Sirius XM Holdings, Inc.(x)	14,493	334,499

		10,530,051

Wireless Telecommunication Services (0.0%)†
Millicom International Cellular SA	7,655	573,666

Total Communication Services		32,107,639

Consumer Discretionary (6.2%)
Automobile Components (0.3%)
Aptiv plc*	16,680	1,158,259
BorgWarner, Inc.	16,211	879,609
Gentex Corp.	16,945	370,248
Goodyear Tire & Rubber Co. (The)*	175,503	1,163,585
Lear Corp.	3,920	474,633
QuantumScape Corp., Class A*	36,131	230,516

		4,276,850

Automobiles (0.3%)
Ford Motor Co.	302,671	3,492,823
Harley-Davidson, Inc.	8,727	176,460
Lucid Group, Inc., Class A(x)*	10,189	97,101
Rivian Automotive, Inc., Class A(x)*	61,475	925,199
Thor Industries, Inc.	3,756	300,067

		4,991,650

Broadline Retail (0.3%)
Dillard’s, Inc., Class A(x)	220	125,864
eBay, Inc.	34,890	3,175,688
Etsy, Inc.*	3,053	152,589
Macy’s, Inc.	20,776	375,838
Ollie’s Bargain Outlet Holdings, Inc.*	4,747	436,914

		4,266,893

Distributors (0.1%)
Genuine Parts Co.	10,909	1,153,627
LKQ Corp.	20,207	593,479
Pool Corp.	2,040	412,753

		2,159,859

Diversified Consumer Services (0.3%)
ADT, Inc.	38,128	250,501
Bright Horizons Family Solutions, Inc.*	3,592	295,011
Grand Canyon Education, Inc.*	1,463	248,754
H&R Block, Inc.	8,451	268,235
Liberty Live Holdings, Inc., Class A*	1,781	163,210
Liberty Live Holdings, Inc., Class C*	3,508	330,138
OneSpaWorld Holdings Ltd.	119,465	2,741,722
Service Corp. International	10,535	869,243

		5,166,814

Hotels, Restaurants & Leisure (1.3%)
Aramark	20,058	813,151
Boyd Gaming Corp.	4,224	347,128
Caesars Entertainment, Inc.*	16,120	426,052
Carnival Corp.	61,273	1,585,745
Choice Hotels International, Inc.(x)	1,265	130,928
Churchill Downs, Inc.	829	74,469
Darden Restaurants, Inc.	372	72,927
Domino’s Pizza, Inc.	1,690	606,355
Flutter Entertainment plc, Class DI*	2,171	221,333
Hyatt Hotels Corp., Class A(x)	3,168	455,527
MGM Resorts International*	15,608	577,652
Norwegian Cruise Line Holdings Ltd.(x)*	3,514	65,712
Penn Entertainment, Inc.*	9,628	144,709
Red Rock Resorts, Inc., Class A	105,395	5,623,877
Restaurant Brands International, Inc.	9,636	712,100
Travel + Leisure Co.	3,146	217,672
Vail Resorts, Inc.(x)	434	55,691
Wendy’s Co. (The)(x)	6,642	46,162
Wyndham Hotels & Resorts, Inc.	45,731	3,714,729
Wynn Resorts Ltd.	5,855	594,575
Yum! Brands, Inc.	14,297	2,222,898

		18,709,392

Household Durables (1.2%)
Century Communities, Inc.	6,803	390,356
DR Horton, Inc.	19,998	2,744,126
Garmin Ltd.	12,561	2,914,278
Lennar Corp., Class A	15,792	1,371,377
Lennar Corp., Class B	808	67,969
Mohawk Industries, Inc.*	3,983	392,166
Newell Brands, Inc.	32,452	111,310
NVR, Inc.*	518	3,413,532
PulteGroup, Inc.	14,934	1,756,388
SharkNinja, Inc.*	5,390	570,801
Somnigroup International, Inc.	37,709	2,787,449
Toll Brothers, Inc.	7,280	993,502
TopBuild Corp.*	2,057	722,624
Whirlpool Corp.(x)	4,689	252,831

		18,488,709

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Leisure Products (0.3%)
Brunswick Corp.	5,123	$372,749
Hasbro, Inc.	10,778	1,008,821
Malibu Boats, Inc., Class A*	80,240	2,079,821
Mattel, Inc.*	23,651	343,649
YETI Holdings, Inc.*	6,186	226,346

		4,031,386

Specialty Retail (1.6%)
AutoNation, Inc.*	2,101	410,241
Bath & Body Works, Inc.	16,344	305,142
Best Buy Co., Inc.	14,809	950,738
Boot Barn Holdings, Inc.*	8,651	1,266,160
CarMax, Inc.*	10,974	456,299
Dick’s Sporting Goods, Inc.	23,807	4,720,690
Five Below, Inc.*	12,601	2,879,077
Floor & Decor Holdings, Inc., Class A*	5,640	286,512
GameStop Corp., Class A(x)*	32,025	737,856
Gap, Inc. (The)	17,135	414,667
Lithia Motors, Inc., Class A	1,592	397,554
Penske Automotive Group, Inc.	1,415	211,571
RH*	1,008	140,939
Ross Stores, Inc.	19,640	4,254,613
Ulta Beauty, Inc.*	2,566	1,341,274
Valvoline, Inc.(x)*	101,753	3,427,041
Wayfair, Inc., Class A*	6,158	463,143
Williams-Sonoma, Inc.	7,557	1,377,868

		24,041,385

Textiles, Apparel & Luxury Goods (0.5%)
Amer Sports, Inc.*	11,638	383,123
Birkenstock Holding plc(x)*	2,152	77,106
Columbia Sportswear Co.(x)	1,724	94,492
Crocs, Inc.*	4,017	333,491
Lululemon Athletica, Inc.*	3,337	510,895
PVH Corp.	3,455	241,021
Ralph Lauren Corp.	2,731	939,437
Steven Madden Ltd.	107,137	3,634,087
Tapestry, Inc.	1,284	181,185
Under Armour, Inc., Class A(x)*	16,070	94,974
Under Armour, Inc., Class C*	12,762	73,892
VF Corp.	27,933	474,582

		7,038,285

Total Consumer Discretionary		93,171,223

Consumer Staples (3.9%)
Beverages (0.3%)
Boston Beer Co., Inc. (The), Class A*	564	129,946
Brown-Forman Corp., Class A	4,208	112,732
Brown-Forman Corp., Class B	10,342	273,443
Coca-Cola Consolidated, Inc.	3,760	720,942
Constellation Brands, Inc., Class A	10,980	1,647,000
Molson Coors Beverage Co., Class B(x)	12,850	553,321
Primo Brands Corp.	19,721	371,346

		3,808,730

Consumer Staples Distribution & Retail (1.2%)
Albertsons Cos., Inc., Class A	27,119	462,108
BJ’s Wholesale Club Holdings, Inc.*	8,633	849,660
Casey’s General Stores, Inc.	2,419	1,760,693
Dollar General Corp.	16,954	2,012,948
Dollar Tree, Inc.*	14,518	1,589,866
Kroger Co. (The)	44,798	3,241,583
Maplebear, Inc.*	12,842	481,061
Performance Food Group Co.*	10,416	892,235
Sysco Corp.	17,159	1,223,952
US Foods Holding Corp.*	63,543	5,859,300

		18,373,406

Food Products (1.9%)
Archer-Daniels-Midland Co.	36,848	2,678,481
Bunge Global SA	10,032	1,276,070
Campbell’s Co. (The)(x)	15,432	343,670
Conagra Brands, Inc.	37,301	586,372
Darling Ingredients, Inc.*	10,820	669,217
Flowers Foods, Inc.	15,385	125,388
Freshpet, Inc.*	2,782	164,027
General Mills, Inc.	146,500	5,452,730
Hershey Co. (The)	9,882	2,054,369
Hormel Foods Corp.	22,638	512,751
Ingredion, Inc.	4,751	535,248
J M Smucker Co. (The)	7,993	770,845
Kraft Heinz Co. (The)	66,175	1,488,276
Lamb Weston Holdings, Inc.	10,203	431,179
McCormick & Co., Inc. (Non-Voting)	19,454	981,260
Pilgrim’s Pride Corp.	2,726	102,934
Post Holdings, Inc.*	89,734	8,871,103
Seaboard Corp.	23	130,042
Smithfield Foods, Inc.	3,562	99,629
Tyson Foods, Inc., Class A	21,409	1,371,674

		28,645,265

Household Products (0.2%)
Church & Dwight Co., Inc.	18,400	1,717,088
Clorox Co. (The)	9,365	970,495
Reynolds Consumer Products, Inc.	4,349	92,112

		2,779,695

Personal Care Products (0.3%)
BellRing Brands, Inc.*	9,634	155,011
Coty, Inc., Class A*	27,704	55,685
e.l.f. Beauty, Inc.*	4,504	272,987
Estee Lauder Cos., Inc. (The), Class A	18,924	1,358,176
Kenvue, Inc.	146,545	2,526,436

		4,368,295

Total Consumer Staples		57,975,391

Energy (5.6%)
Energy Equipment & Services (0.9%)
Baker Hughes Co.	76,582	4,675,331
Halliburton Co.	64,800	2,526,552
NOV, Inc.	28,349	533,245
TechnipFMC plc	30,917	2,137,292
Weatherford International plc	40,950	3,873,051

		13,745,471

Oil, Gas & Consumable Fuels (4.7%)
Antero Midstream Corp.	25,070	571,596
Antero Resources Corp.*	192,647	8,175,939
APA Corp.	26,879	1,140,745
Cheniere Energy, Inc.	9,013	2,557,529
Chord Energy Corp.	18,264	2,596,775
Coterra Energy, Inc.	169,216	5,946,250
Devon Energy Corp.	46,865	2,358,247
Diamondback Energy, Inc.	15,248	3,015,902
DT Midstream, Inc.	7,855	1,057,833
EQT Corp.	46,530	2,961,169
Expand Energy Corp.	17,578	1,929,713
HF Sinclair Corp.	10,850	676,931
Kinder Morgan, Inc.	150,304	5,039,693
Marathon Petroleum Corp.	23,220	5,669,860
Matador Resources Co.	8,661	547,202
Occidental Petroleum Corp.	54,457	3,539,705
ONEOK, Inc.	48,292	4,365,114
Ovintiv, Inc.	22,081	1,310,728

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Permian Resources Corp., Class A	52,946	$1,128,809
Phillips 66	28,900	5,265,002
Range Resources Corp.	18,204	822,457
Valero Energy Corp.	23,469	5,798,720
Viper Energy, Inc., Class A	90,313	4,243,808

		70,719,727

Total Energy		84,465,198

Financials (12.5%)
Banks (4.3%)
Ameris Bancorp	40,246	3,138,786
Bank OZK	7,984	366,386
BOK Financial Corp.	1,420	181,845
Central BanCo, Inc., Class A	957	22,920
Citizens Financial Group, Inc.	33,330	1,998,800
Columbia Banking System, Inc.	158,045	4,335,174
Commerce Bancshares, Inc.	10,490	516,108
Cullen/Frost Bankers, Inc.	4,555	624,399
East West Bancorp, Inc.	10,464	1,117,137
Fifth Third Bancorp	70,107	3,257,171
First Citizens BancShares, Inc., Class A	676	1,274,030
First Hawaiian, Inc.	10,046	247,534
First Horizon Corp.	123,642	2,814,092
FNB Corp.	27,163	454,165
Huntington Bancshares, Inc.	155,788	2,438,082
KeyCorp	72,565	1,454,928
M&T Bank Corp.	11,747	2,428,340
National Bank Holdings Corp., Class A	72,786	2,850,300
Pinnacle Financial Partners, Inc.	80,882	6,967,176
Popular, Inc.	4,536	608,595
Prosperity Bancshares, Inc.	7,168	481,546
Regions Financial Corp.	67,238	1,756,257
Renasant Corp.	81,140	2,931,588
Seacoast Banking Corp. of Florida	103,967	3,149,160
SouthState Bank Corp.	50,603	4,681,790
TFS Financial Corp.(x)	3,776	53,053
Triumph Financial, Inc.*	49,464	2,951,022
UMB Financial Corp.	31,704	3,575,894
Webster Financial Corp.	76,265	5,294,316
Western Alliance Bancorp	6,477	458,896
Wintrust Financial Corp.	5,115	710,678
Zions Bancorp NA	11,483	661,651

		63,801,819

Capital Markets (3.0%)
Affiliated Managers Group, Inc.	2,129	589,094
Ameriprise Financial, Inc.	658	292,415
Bank of New York Mellon Corp. (The)	49,246	5,842,053
Bullish(x)*	2,234	79,821
Carlyle Group, Inc. (The)(x)	19,968	966,251
Cboe Global Markets, Inc.	8,087	2,273,013
Coinbase Global, Inc., Class A*	15,523	2,710,471
Evercore, Inc., Class A	2,832	845,380
FactSet Research Systems, Inc.	2,705	586,958
Franklin Resources, Inc.(x)	21,248	501,878
Freedom Holding Corp.(x)*	205	29,700
Hamilton Lane, Inc., Class A	1,134	112,720
Houlihan Lokey, Inc., Class A	2,641	379,300
Invesco Ltd.	28,434	690,662
Janus Henderson Group plc	9,736	500,138
Jefferies Financial Group, Inc.	9,069	374,278
Lazard, Inc.	6,059	257,386
LPL Financial Holdings, Inc.	12,702	3,821,143
MarketAxess Holdings, Inc.	2,873	473,987
Morningstar, Inc.	613	103,628
MSCI, Inc.	2,801	1,509,767
Nasdaq, Inc.	34,942	2,966,226
Northern Trust Corp.	14,296	1,995,293
Raymond James Financial, Inc.	13,773	1,994,193
Robinhood Markets, Inc., Class A*	50,759	3,517,599
SEI Investments Co.	7,899	619,834
State Street Corp.	21,527	2,724,457
Stifel Financial Corp.	59,238	4,378,873
T. Rowe Price Group, Inc.	16,657	1,501,462
TPG, Inc., Class A	705	28,560
Tradeweb Markets, Inc., Class A	8,286	974,931
Virtu Financial, Inc., Class A	5,972	262,649
XP, Inc., Class A	27,121	516,384

		44,420,504

Consumer Finance (0.8%)
Ally Financial, Inc.	105,000	4,119,150
Bread Financial Holdings, Inc.	40,164	3,007,882
Credit Acceptance Corp.(x)*	263	111,370
Figure Technology Solutions, Inc., Class A*	2,247	76,286
OneMain Holdings, Inc.	9,229	493,659
PRA Group, Inc.*	98,036	1,715,630
SLM Corp.	13,340	285,609
SoFi Technologies, Inc.*	80,561	1,279,309
Synchrony Financial	26,807	1,823,412

		12,912,307

Financial Services (1.1%)
Affirm Holdings, Inc., Class A*	8,468	388,004
Block, Inc., Class A*	25,929	1,560,407
Euronet Worldwide, Inc.*	2,948	195,659
Fidelity National Information Services, Inc.	40,110	1,881,560
Global Payments, Inc.	18,129	1,220,082
Jack Henry & Associates, Inc.	5,636	890,713
MGIC Investment Corp.	16,708	438,585
Rocket Cos., Inc., Class A*	371,593	5,295,200
UWM Holdings Corp., Class A(x)	11,240	40,689
Voya Financial, Inc.	64,135	4,381,703
Western Union Co. (The)	22,298	194,662
WEX, Inc.*	2,438	373,111

		16,860,375

Insurance (3.1%)
Allstate Corp. (The)	20,125	4,172,718
American Financial Group, Inc.	5,180	661,538
Arch Capital Group Ltd.*	27,205	2,611,408
Assurant, Inc.	3,884	845,974
Assured Guaranty Ltd.	3,336	271,817
Axis Capital Holdings Ltd.	5,922	600,550
Brighthouse Financial, Inc.*	4,543	272,035
Brown & Brown, Inc.	61,426	4,005,590
Cincinnati Financial Corp.	11,984	1,885,682
CNA Financial Corp.	1,975	90,692
Everest Group Ltd.	2,765	903,740
Fidelity National Financial, Inc.	20,222	937,896
First American Financial Corp.	7,466	450,125
Globe Life, Inc.	6,319	879,415
Hanover Insurance Group, Inc. (The)	2,797	484,860
Hartford Insurance Group, Inc. (The)	21,972	2,971,274
Kemper Corp.	4,613	140,973
Lincoln National Corp.	14,160	502,680
Loews Corp.	13,267	1,416,120
Markel Group, Inc.*	772	1,477,662
Old Republic International Corp.	17,450	696,255
Primerica, Inc.	2,582	646,739
Principal Financial Group, Inc.	17,239	1,553,406
Prudential Financial, Inc.	27,445	2,681,102
Reinsurance Group of America, Inc.	5,186	1,058,774
RenaissanceRe Holdings Ltd.	19,226	5,714,544

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
RLI Corp.	6,123	$349,256
Unum Group	13,192	963,412
W.R. Berkley Corp.	17,494	1,159,502
White Mountains Insurance Group Ltd.	188	413,029
Willis Towers Watson plc	17,317	5,034,052

		45,852,820

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT)(x)	85,172	854,275
Annaly Capital Management, Inc. (REIT)	54,757	1,158,111
Rithm Capital Corp. (REIT)	41,975	397,923
Starwood Property Trust, Inc. (REIT)(x)	26,829	461,995

		2,872,304

Total Financials		186,720,129

Health Care (7.0%)
Biotechnology (0.8%)
Biogen, Inc.*	11,271	2,066,312
BioMarin Pharmaceutical, Inc.*	14,417	814,416
Caris Life Sciences, Inc.(x)*	3,604	64,440
Exelixis, Inc.*	3,970	170,273
Incyte Corp.*	9,282	873,622
Insmed, Inc.*	1,054	172,350
Ionis Pharmaceuticals, Inc.*	702	52,713
Moderna, Inc.*	27,657	1,404,976
Neurocrine Biosciences, Inc.*	1,154	152,028
Revolution Medicines, Inc.*	13,140	1,277,865
Roivant Sciences Ltd.*	32,783	908,089
Sarepta Therapeutics, Inc.*	1,281	27,875
United Therapeutics Corp.*	6,549	3,883,426
Viking Therapeutics, Inc.*	7,603	247,402

		12,115,787

Health Care Equipment & Supplies (2.2%)
Align Technology, Inc.*	5,191	889,893
Baxter International, Inc.	39,843	669,362
Cooper Cos., Inc. (The)*	60,854	4,351,061
Dentsply Sirona, Inc.	14,589	169,232
Envista Holdings Corp.*	12,687	321,869
GE HealthCare Technologies, Inc.	35,372	2,517,779
Globus Medical, Inc., Class A*	8,749	753,814
Hologic, Inc.*	17,195	1,299,770
ICU Medical, Inc.*	21,809	2,816,632
LivaNova plc*	29,783	1,893,008
Medline, Inc., Class A*	25,027	1,113,702
Omnicell, Inc.*	59,795	1,995,957
ResMed, Inc.	8,626	1,936,365
Solventum Corp.*	59,559	3,889,203
STERIS plc	7,602	1,681,030
Teleflex, Inc.	38,790	4,639,672
Zimmer Biomet Holdings, Inc.	15,272	1,380,894

		32,319,243

Health Care Providers & Services (1.4%)
Acadia Healthcare Co., Inc.*	80,592	1,885,047
Cardinal Health, Inc.	9,185	1,940,882
Centene Corp.*	37,740	1,235,608
Chemed Corp.	978	369,430
Encompass Health Corp.	7,728	747,529
Henry Schein, Inc.*	7,777	573,165
Humana, Inc.	34,992	6,067,263
Labcorp Holdings, Inc.	18,466	4,926,913
Molina Healthcare, Inc.*	1,695	225,944
Quest Diagnostics, Inc.	8,630	1,691,307
Tenet Healthcare Corp.*	6,719	1,267,942
Universal Health Services, Inc., Class B	4,071	728,587

		21,659,617

Health Care Technology (0.3%)
Certara, Inc.*	9,851	56,151
Veeva Systems, Inc., Class A*	2,378	417,719
Waystar Holding Corp.*	153,536	3,701,753

		4,175,623

Life Sciences Tools & Services (2.0%)
Agilent Technologies, Inc.	22,007	2,508,358
Avantor, Inc.*	245,312	1,923,246
Bio-Rad Laboratories, Inc., Class A*	1,411	393,316
Bio-Techne Corp.	12,026	628,479
Bruker Corp.	7,985	288,418
Charles River Laboratories International, Inc.*	3,746	646,185
ICON plc*	47,186	5,221,603
Illumina, Inc.*	44,006	5,424,179
IQVIA Holdings, Inc.*	13,048	2,225,206
Mettler-Toledo International, Inc.*	1,588	2,002,786
QIAGEN NV	15,730	629,829
Repligen Corp.*	3,472	409,071
Revvity, Inc.	50,167	4,395,131
Sotera Health Co.*	17,341	248,670
Waters Corp.*	5,182	1,543,199
West Pharmaceutical Services, Inc.	5,512	1,381,528

		29,869,204

Pharmaceuticals (0.3%)
Elanco Animal Health, Inc.*	38,039	910,273
Jazz Pharmaceuticals plc*	4,500	850,725
Organon & Co.	21,084	126,293
Perrigo Co. plc	11,055	118,731
Royalty Pharma plc, Class A	29,642	1,421,927
Viatris, Inc.	88,784	1,199,472

		4,627,421

Total Health Care		104,766,895

Industrials (15.6%)
Aerospace & Defense (2.1%)
ATI, Inc.*	10,396	1,512,202
BWX Technologies, Inc.	5,780	1,181,952
Carpenter Technology Corp.	3,039	1,197,822
Curtiss-Wright Corp.	2,838	1,933,018
Ducommun, Inc.*	12,196	1,487,912
Hexcel Corp.	5,830	471,822
Huntington Ingalls Industries, Inc.	25,053	9,517,635
L3Harris Technologies, Inc.	14,416	4,975,682
Leonardo DRS, Inc.	3,754	167,128
Loar Holdings, Inc.(x)*	323	18,505
Mercury Systems, Inc.*	39,327	2,867,332
Moog, Inc., Class A	7,163	2,096,180
StandardAero, Inc.*	62,524	1,614,995
Textron, Inc.	13,543	1,185,825
Woodward, Inc.	4,627	1,656,096

		31,884,106

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	9,076	1,507,251
Expeditors International of Washington, Inc.	10,309	1,476,558
GXO Logistics, Inc.*	8,463	438,807
Hub Group, Inc., Class A	66,238	2,387,217

		5,809,833

Building Products (0.9%)
A.O. Smith Corp.	8,854	583,833
Advanced Drainage Systems, Inc.	5,503	754,626
Allegion plc(x)	6,698	973,152
Armstrong World Industries, Inc.	2,426	399,805

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Builders FirstSource, Inc.*	26,107	2,149,389
Carlisle Cos., Inc.	2,806	936,138
Fortune Brands Innovations, Inc.	88,844	3,462,251
Hayward Holdings, Inc.*	124,971	1,672,112
Masco Corp.	15,938	962,177
Owens Corning	6,473	700,508
Simpson Manufacturing Co., Inc.	2,859	490,662
Trex Co., Inc.*	8,259	300,793

		13,385,446

Commercial Services & Supplies (0.4%)
Clean Harbors, Inc.*	3,869	1,109,358
MSA Safety, Inc.	2,855	468,077
RB Global, Inc.	13,584	1,302,027
Rentokil Initial plc (ADR)(x)	51,531	1,622,196
Tetra Tech, Inc.	16,221	488,577
Veralto Corp.	11,434	1,010,994

		6,001,229

Construction & Engineering (0.6%)
AECOM	9,969	845,571
API Group Corp.*	27,736	1,123,863
EMCOR Group, Inc.	2,237	1,651,599
Everus Construction Group, Inc.*	3,865	456,302
Fluor Corp.*	28,280	1,319,262
MasTec, Inc.*	3,756	1,208,455
Quanta Services, Inc.	2,556	1,403,295
Valmont Industries, Inc.	1,499	598,955
WillScot Holdings Corp.	10,432	181,100

		8,788,402

Electrical Equipment (1.9%)
Acuity, Inc.	2,367	663,281
AMETEK, Inc.	17,764	3,807,891
Generac Holdings, Inc.*	12,313	2,405,098
Hubbell, Inc., Class B	4,132	2,027,738
nVent Electric plc	12,272	1,451,532
Regal Rexnord Corp.	75,354	14,110,790
Rockwell Automation, Inc.	8,042	2,886,113
Sensata Technologies Holding plc	11,509	405,347

		27,757,790

Ground Transportation (1.0%)
Avis Budget Group, Inc.(x)*	972	141,766
JB Hunt Transport Services, Inc.	5,883	1,246,608
Knight-Swift Transportation Holdings, Inc., Class A	12,184	701,555
Landstar System, Inc.	2,567	411,516
Lyft, Inc., Class A*	24,787	329,667
Old Dominion Freight Line, Inc.	13,377	2,613,866
Ryder System, Inc.	14,941	3,058,572
Saia, Inc.*	2,052	720,826
Schneider National, Inc., Class B	3,731	98,349
U-Haul Holding Co. (Nasdaq Stock Exchange)(x)*	358	17,105
U-Haul Holding Co. (New York Stock Exchange)	4,626	206,643
XPO, Inc.*	28,774	5,597,982

		15,144,455

Machinery (4.1%)
AGCO Corp.	4,838	560,579
Allison Transmission Holdings, Inc.	5,379	629,666
Atmus Filtration Technologies, Inc.	32,562	1,848,545
CNH Industrial NV	67,319	740,509
Crane Co.	3,811	651,681
Cummins, Inc.	10,630	5,719,153
Donaldson Co., Inc.	8,834	749,742
Dover Corp.	10,462	2,180,804
Energy Recovery, Inc.*	99,507	1,002,035
Esab Corp.	31,977	3,090,897
Flowserve Corp.	9,632	708,048
Fortive Corp.	24,508	1,354,802
Gates Industrial Corp. plc*	273,085	6,174,452
Graco, Inc.	12,695	1,074,632
Helios Technologies, Inc.	56,777	3,674,040
IDEX Corp.	23,244	4,405,900
Ingersoll Rand, Inc.	30,755	2,464,091
ITT, Inc.	6,623	1,261,880
JBT Marel Corp.	18,150	2,320,840
Lincoln Electric Holdings, Inc.	4,149	1,033,433
Middleby Corp. (The)*	3,656	484,712
Mueller Industries, Inc.	8,233	912,216
Nordson Corp.	4,091	1,088,451
Oshkosh Corp.	4,782	703,958
Otis Worldwide Corp.	30,134	2,322,729
Pentair plc	12,541	1,092,447
RBC Bearings, Inc.*	1,929	1,047,678
Snap-on, Inc.	3,942	1,431,813
Stanley Black & Decker, Inc.	11,792	837,940
Timken Co. (The)	4,889	491,687
Toro Co. (The)	36,392	3,400,468
Westinghouse Air Brake Technologies Corp.	13,072	3,266,824
Xylem, Inc.	18,800	2,246,600

		60,973,252

Marine Transportation (0.0%)†
Kirby Corp.*	4,146	550,920

Passenger Airlines (0.5%)
Alaska Air Group, Inc.*	7,076	260,256
American Airlines Group, Inc.*	47,338	508,410
Delta Air Lines, Inc.	50,411	3,351,323
Southwest Airlines Co.	31,772	1,193,674
United Airlines Holdings, Inc.*	25,184	2,318,691

		7,632,354

Professional Services (2.0%)
Amentum Holdings, Inc.*	12,017	313,403
Booz Allen Hamilton Holding Corp.	19,668	1,534,694
Broadridge Financial Solutions, Inc.	795	129,172
CACI International, Inc., Class A*	6,414	3,488,382
Clarivate plc(x)*	28,940	73,218
Concentrix Corp.(x)	3,732	102,108
Equifax, Inc.	7,774	1,399,864
FTI Consulting, Inc.*	24,047	4,250,788
Genpact Ltd.	12,140	452,215
Jacobs Solutions, Inc.	9,050	1,151,884
KBR, Inc.	8,644	318,618
Leidos Holdings, Inc.	9,872	1,535,294
ManpowerGroup, Inc.	3,690	108,707
Parsons Corp.*	4,347	235,477
Paychex, Inc.	17,045	1,570,185
Paycom Software, Inc.	1,720	209,049
Paylocity Holding Corp.*	306	33,060
Robert Half, Inc.	7,997	203,124
Science Applications International Corp.	3,408	323,487
SS&C Technologies Holdings, Inc.	67,745	4,577,530
TransUnion	98,593	6,821,650
Verisk Analytics, Inc.	4,305	816,874

		29,648,783

Trading Companies & Distributors (1.7%)
Air Lease Corp., Class A	7,972	517,702
Applied Industrial Technologies, Inc.	2,839	753,243
Boise Cascade Co.	28,696	2,176,592
Core & Main, Inc., Class A*	6,132	302,921
EquipmentShare.com, Inc., Class A(x)*	35,674	726,679
Fastenal Co.	15,542	721,149

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Ferguson Enterprises, Inc.	13,896	$3,241,381
MSC Industrial Direct Co., Inc., Class A	3,290	303,568
QXO, Inc.*	49,718	965,524
SiteOne Landscape Supply, Inc.*	2,364	314,672
United Rentals, Inc.	4,902	3,571,401
W.W. Grainger, Inc.	481	524,680
Watsco, Inc.(x)	2,664	969,136
WESCO International, Inc.	36,119	9,882,881

		24,971,529

Total Industrials		232,548,099

Information Technology (9.1%)
Communications Equipment (0.9%)
Ciena Corp.*	16,588	6,439,959
F5, Inc.*	4,348	1,258,007
Lumentum Holdings, Inc.*	6,851	4,814,609
Viavi Solutions, Inc.*	29,474	980,895

		13,493,470

Electronic Equipment, Instruments & Components (2.5%)
Arrow Electronics, Inc.*	4,052	581,097
Avnet, Inc.	6,298	388,083
Belden, Inc.	24,540	2,817,928
CDW Corp.	9,382	1,135,410
Cognex Corp.	13,075	640,544
Coherent Corp.*	13,498	3,215,359
Corning, Inc.	60,275	8,195,592
Crane NXT Co.	3,292	133,622
Flex Ltd.*	102,139	6,686,019
Ingram Micro Holding Corp.(x)	1,222	28,485
IPG Photonics Corp.*	2,022	231,701
Jabil, Inc.	2,777	737,655
Keysight Technologies, Inc.*	13,271	3,747,332
Littelfuse, Inc.	1,894	642,729
Ralliant Corp.	8,949	372,189
TD SYNNEX Corp.	5,871	990,496
Teledyne Technologies, Inc.*	8,626	5,218,816
Vontier Corp.	11,235	398,505
Zebra Technologies Corp., Class A*	3,916	818,757

		36,980,319

IT Services (1.4%)
Akamai Technologies, Inc.*	10,954	1,258,067
Amdocs Ltd.	40,019	2,611,640
Cognizant Technology Solutions Corp., Class A	37,377	2,293,079
DXC Technology Co.*	13,012	163,561
EPAM Systems, Inc.*	4,208	569,763
Globant SA*	3,375	155,621
GoDaddy, Inc., Class A*	35,762	2,956,445
Kyndryl Holdings, Inc.*	15,277	200,434
MongoDB, Inc.*	5,508	1,348,193
Okta, Inc.*	7,925	623,777
Twilio, Inc., Class A*	8,992	1,131,374
VeriSign, Inc.	17,815	4,424,533
Wix.com Ltd.(x)*	29,785	2,682,735

		20,419,222

Semiconductors & Semiconductor Equipment (1.7%)
Allegro MicroSystems, Inc.*	9,466	298,463
Amkor Technology, Inc.	9,745	438,817
Cirrus Logic, Inc.(x)*	3,938	569,514
Entegris, Inc.	26,694	3,129,604
First Solar, Inc.*	7,836	1,545,729
GLOBALFOUNDRIES, Inc.*	9,403	418,245
Lattice Semiconductor Corp.*	1,422	131,905
MACOM Technology Solutions Holdings, Inc.*	3,849	854,747
Microchip Technology, Inc.	40,785	2,635,119
MKS, Inc.	25,049	5,756,511
ON Semiconductor Corp.*	31,046	1,922,368
Onto Innovation, Inc.*	2,951	605,162
Qnity Electronics, Inc.	16,152	1,863,618
Qorvo, Inc.*	6,557	507,512
Skyworks Solutions, Inc.	11,495	615,557
Teradyne, Inc.	12,093	3,585,091
Universal Display Corp.	3,410	312,561

		25,190,523

Software (1.1%)
Adeia, Inc.	127,944	3,074,494
Aurora Innovation, Inc., Class A(x)*	93,404	384,824
BILL Holdings, Inc.(x)*	5,893	225,702
CCC Intelligent Solutions Holdings, Inc.*	45,721	274,326
Circle Internet Group, Inc., Class A*	7,394	705,462
Docusign, Inc.*	4,032	191,157
Dolby Laboratories, Inc., Class A	4,651	279,339
Dropbox, Inc., Class A(x)*	9,194	208,888
Dynatrace, Inc.*	38,142	1,410,491
Fair Isaac Corp.*	310	330,937
Gen Digital, Inc.	38,249	720,229
nCino, Inc.*	7,504	112,410
Nutanix, Inc., Class A*	15,246	579,500
Pegasystems, Inc.	4,928	209,736
PTC, Inc.*	18,409	2,623,098
Rubrik, Inc., Class A*	4,300	210,571
SailPoint, Inc.*	4,923	65,181
SentinelOne, Inc., Class A*	6,794	87,507
Teradata Corp.*	5,941	152,268
Trimble, Inc.*	18,279	1,192,339
Tyler Technologies, Inc.*	4,727	1,618,430
UiPath, Inc., Class A*	30,762	341,458
Unity Software, Inc.*	24,347	534,173
Zoom Communications, Inc., Class A*	20,571	1,653,703

		17,186,223

Technology Hardware, Storage & Peripherals (1.5%)
Everpure, Inc., Class A*	3,354	198,020
Hewlett Packard Enterprise Co.	102,859	2,449,073
HP, Inc.	70,983	1,363,583
NetApp, Inc.	9,205	942,500
Sandisk Corp.*	15,641	9,937,353
Super Micro Computer, Inc.*	21,476	489,009
Western Digital Corp.	26,282	7,109,018

		22,488,556

Total Information Technology		135,758,313

Materials (5.4%)
Chemicals (2.3%)
Albemarle Corp.	9,070	1,628,337
Ashland, Inc.	67,798	3,770,247
Avient Corp.	62,114	2,254,738
Axalta Coating Systems Ltd.*	16,857	466,939
Celanese Corp.	8,611	566,346
CF Industries Holdings, Inc.	11,948	1,551,328
Corteva, Inc.	52,158	4,366,146
Dow, Inc.	54,725	2,279,296
DuPont de Nemours, Inc.	32,358	1,481,996
Eastman Chemical Co.(x)	8,779	670,013
Element Solutions, Inc.	17,317	591,202
FMC Corp.	8,995	154,894
Huntsman Corp.	11,977	159,414
Ingevity Corp.*	39,243	2,795,279
International Flavors & Fragrances, Inc.	20,011	1,451,798

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
LyondellBasell Industries NV, Class A	19,718	$1,588,482
Mosaic Co. (The)	23,981	611,516
NewMarket Corp.	488	312,784
Olin Corp.	9,546	283,803
PPG Industries, Inc.	17,400	1,859,712
Quaker Chemical Corp.	26,671	3,313,338
RPM International, Inc.	9,727	966,864
Scotts Miracle-Gro Co. (The)(x)	3,379	205,477
Westlake Corp.	12,903	1,507,328

		34,837,277

Construction Materials (0.9%)
Eagle Materials, Inc.	2,297	435,167
James Hardie Industries plc (ADR)*	160,989	3,049,132
Knife River Corp.*	48,964	3,997,910
Martin Marietta Materials, Inc.	4,627	2,723,822
Vulcan Materials Co.	10,216	2,781,817

		12,987,848

Containers & Packaging (0.9%)
Amcor plc	35,564	1,413,669
AptarGroup, Inc.	4,986	628,336
Avery Dennison Corp.	5,914	1,021,230
Ball Corp.	20,643	1,220,208
Crown Holdings, Inc.	9,061	908,365
Graphic Packaging Holding Co.	21,463	213,342
International Paper Co.	40,396	1,442,137
O-I Glass, Inc.*	206,891	2,174,424
Packaging Corp. of America	6,795	1,442,035
Sealed Air Corp.	11,329	476,384
Silgan Holdings, Inc.(x)	6,787	263,336
Smurfit Westrock plc	40,180	1,601,173
Sonoco Products Co.	7,707	416,872

		13,221,511

Metals & Mining (1.3%)
Alcoa Corp.	19,914	1,320,896
Anglogold Ashanti plc	34,160	3,325,818
Cleveland-Cliffs, Inc.*	43,719	369,425
MP Materials Corp.(x)*	10,974	529,605
Nucor Corp.	17,794	3,008,965
Reliance, Inc.	13,898	4,223,880
Royal Gold, Inc.	6,529	1,661,565
Steel Dynamics, Inc.	9,551	1,719,180
Taseko Mines Ltd.*	396,697	2,558,696

		18,718,030

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	4,896	356,184

Total Materials		80,120,850

Real Estate (7.1%)
Diversified REITs (0.3%)
Essential Properties Realty Trust, Inc. (REIT)	94,506	2,869,202
WP Carey, Inc. (REIT)	16,790	1,141,049

		4,010,251

Health Care REITs (0.7%)
Alexandria Real Estate Equities, Inc. (REIT)	38,574	1,790,605
CareTrust REIT, Inc. (REIT)	78,104	2,862,512
Healthcare Realty Trust, Inc. (REIT), Class A	26,259	446,140
Healthpeak Properties, Inc. (REIT)	54,113	889,076
Medical Properties Trust, Inc. (REIT)(x)	40,964	189,663
Omega Healthcare Investors, Inc. (REIT)	22,580	989,456
Ventas, Inc. (REIT)	36,138	2,955,366

		10,122,818

Hotel & Resort REITs (0.3%)
Host Hotels & Resorts, Inc. (REIT)	52,426	1,004,482
Park Hotels & Resorts, Inc. (REIT)(x)	16,063	169,143
Ryman Hospitality Properties, Inc. (REIT)	41,166	3,798,387

		4,972,012

Industrial REITs (0.5%)
Americold Realty Trust, Inc. (REIT)(x)	22,135	253,667
EastGroup Properties, Inc. (REIT)	4,114	761,460
First Industrial Realty Trust, Inc. (REIT)	59,781	3,458,331
Lineage, Inc. (REIT)(x)	5,761	188,731
Rexford Industrial Realty, Inc. (REIT)(x)	82,596	2,703,367
STAG Industrial, Inc. (REIT)	14,604	526,620

		7,892,176

Office REITs (0.1%)
BXP, Inc. (REIT)	12,295	638,111
Cousins Properties, Inc. (REIT)	13,251	299,075
Highwoods Properties, Inc. (REIT)	8,349	178,752
Kilroy Realty Corp. (REIT)(x)	9,175	258,827
Vornado Realty Trust (REIT)	13,371	347,512

		1,722,277

Real Estate Management & Development (0.4%)
CBRE Group, Inc., Class A*	20,471	2,773,002
CoStar Group, Inc.*	28,591	1,153,361
Howard Hughes Holdings, Inc.*	2,175	137,590
Jones Lang LaSalle, Inc.*	2,671	812,839
Zillow Group, Inc., Class A*	3,672	151,984
Zillow Group, Inc., Class C*	12,746	527,429

		5,556,205

Residential REITs (1.5%)
American Homes 4 Rent (REIT), Class A	26,645	743,929
AvalonBay Communities, Inc. (REIT)	10,961	1,790,479
Camden Property Trust (REIT)	32,184	3,143,090
Equity LifeStyle Properties, Inc. (REIT)	14,739	920,008
Equity Residential (REIT)	29,342	1,735,579
Essex Property Trust, Inc. (REIT)	4,896	1,184,832
Invitation Homes, Inc. (REIT)	164,803	4,095,355
Mid-America Apartment Communities, Inc. (REIT)	52,874	6,456,973
Sun Communities, Inc. (REIT)	7,568	953,265
UDR, Inc. (REIT)	24,345	822,374

		21,845,884

Retail REITs (1.1%)
Agree Realty Corp. (REIT)(x)	8,588	647,364
Brixmor Property Group, Inc. (REIT)	147,294	4,242,067
Federal Realty Investment Trust (REIT)	6,457	685,798
Kimco Realty Corp. (REIT)	51,965	1,167,654
NNN REIT, Inc. (REIT)	14,688	617,337
Realty Income Corp. (REIT)	70,708	4,325,915
Regency Centers Corp. (REIT)	13,820	1,045,621
Simon Property Group, Inc. (REIT)	19,480	3,633,604

		16,365,360

Specialized REITs (2.2%)
Crown Castle, Inc. (REIT)	33,487	2,722,828
CubeSmart (REIT)	214,063	7,845,409
Digital Realty Trust, Inc. (REIT)	26,553	4,785,116
EPR Properties (REIT)	5,650	282,274

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Extra Space Storage, Inc. (REIT)	16,259	$2,132,042
Fermi, Inc. (REIT)(x)*	3,202	18,700
Gaming and Leisure Properties, Inc. (REIT)	20,870	926,002
Iron Mountain, Inc. (REIT)	22,643	2,312,756
Lamar Advertising Co. (REIT), Class A	17,749	2,248,088
Millrose Properties, Inc. (REIT)	11,561	323,708
National Storage Affiliates Trust (REIT)	5,314	200,550
Rayonier, Inc. (REIT)	22,932	472,858
SBA Communications Corp. (REIT)	33,254	5,723,346
VICI Properties, Inc. (REIT), Class A	82,228	2,246,469
Weyerhaeuser Co. (REIT)	56,811	1,387,893

		33,628,039

Total Real Estate		106,115,022

Utilities (4.6%)
Electric Utilities (1.8%)
Alliant Energy Corp.	20,033	1,437,568
Edison International	29,390	2,150,760
Entergy Corp.	34,520	3,878,667
Evergy, Inc.	17,853	1,462,518
Eversource Energy	29,102	2,016,187
Exelon Corp.	77,962	3,821,697
FirstEnergy Corp.	42,415	2,148,744
IDACORP, Inc.	4,107	587,178
OGE Energy Corp.	15,775	756,569
PG&E Corp.	169,228	2,973,336
Pinnacle West Capital Corp.	9,147	921,560
PPL Corp.	57,101	2,181,258
Xcel Energy, Inc.	45,699	3,630,328

		27,966,370

Gas Utilities (1.1%)
Atmos Energy Corp.	12,299	2,271,871
Chesapeake Utilities Corp.	25,020	3,161,777
MDU Resources Group, Inc.	14,811	306,884
National Fuel Gas Co.	7,213	677,734
ONE Gas, Inc.	36,334	3,129,447
Spire, Inc.	24,581	2,225,564
UGI Corp.	116,492	4,242,639

		16,015,916

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	54,753	771,470
Brookfield Renewable Corp.	10,396	414,073
Clearway Energy, Inc., Class A	3,146	123,229
Clearway Energy, Inc., Class C	5,723	224,856
Talen Energy Corp.*	3,487	1,113,155

		2,646,783

Multi-Utilities (1.3%)
Ameren Corp.	20,816	2,288,095
CenterPoint Energy, Inc.	50,321	2,171,854
CMS Energy Corp.	23,470	1,820,803
Consolidated Edison, Inc.	27,829	3,149,686
DTE Energy Co.	15,978	2,336,303
NiSource, Inc.	36,853	1,719,561
Public Service Enterprise Group, Inc.	38,564	3,121,756
WEC Energy Group, Inc.	25,230	2,920,877

		19,528,935

Water Utilities (0.2%)
American Water Works Co., Inc.	15,007	2,042,303
Essential Utilities, Inc.	21,701	873,899

		2,916,202

Total Utilities		69,074,206

Total Common Stocks (79.1%) (Cost $880,122,622)		1,182,822,965

EXCHANGE TRADED FUNDS (ETF):
Equity (10.3%)
iShares Core S&P Mid-Cap ETF	8,975	606,082
iShares Morningstar Mid-Cap ETF(x)	7,464	622,721
iShares Morningstar Mid-Cap Growth ETF	116,880	9,206,638
iShares Morningstar Mid-Cap Value ETF(x)‡	283,911	24,071,621
iShares Russell Mid-Cap ETF(x)	6,120	595,048
iShares Russell Mid-Cap Growth ETF(x)	10,808	1,384,721
iShares Russell Mid-Cap Value ETF(x)	369,275	53,818,138
iShares S&P Mid-Cap 400 Growth ETF(x)	58,340	5,870,171
State Street SPDR S&P 400 Mid Cap Value ETF(x)	356,988	30,397,528
Vanguard Mid-Cap Growth ETF(x)	12,100	3,113,935
Vanguard Mid-Cap Value ETF(x)	130,900	24,122,252

Total Exchange Traded Funds (10.3%) (Cost $63,342,513)		153,808,855

SHORT-TERM INVESTMENTS:
Investment Companies (6.4%)
Allspring Government Money Market Fund, Select Shares 3.60% (7 day yield) (xx)	27,000,000	27,000,000
BlackRock Liquidity FedFund, Institutional Shares 3.55% (7 day yield) (xx)	7,000,000	7,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.54% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	5,498,789	5,498,789
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	47,880,656	47,885,444
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.57% (7 day yield) (xx)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 3.60% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		95,384,233

Total Short-Term Investments (6.4%) (Cost $95,391,454)		95,384,233

Total Investments in Securities (95.8%) (Cost $1,038,856,589)		1,432,016,053
Other Assets Less Liabilities (4.2%)		62,654,723

Net Assets (100%)		$1,494,670,776

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $56,321,443. This was collateralized by $8,804,964 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.375%, maturing 4/15/26 – 11/15/55 and by cash of $47,498,789 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Mid-Cap Value ETF (x)	283,911	23,524,930	—	(153,652)	66,020	634,323	24,071,621	99,402	—

(x)	All or a portion of security is on loan at March 31, 2026.

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	82	6/2026	USD	26,940,075	(565,928)
S&P Midcap 400 E-Mini Index	358	6/2026	USD	121,594,700	1,158,817

					592,889

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$32,107,639	$—	$—	$32,107,639
Consumer Discretionary	93,171,223	—	—	93,171,223
Consumer Staples	57,975,391	—	—	57,975,391
Energy	84,465,198	—	—	84,465,198
Financials	186,720,129	—	—	186,720,129
Health Care	104,766,895	—	—	104,766,895
Industrials	232,548,099	—	—	232,548,099
Information Technology	135,758,313	—	—	135,758,313
Materials	80,120,850	—	—	80,120,850
Real Estate	106,115,022	—	—	106,115,022
Utilities	69,074,206	—	—	69,074,206
Exchange Traded Funds	153,808,855	—	—	153,808,855
Futures	1,158,817	—	—	1,158,817
Short-Term Investments
Investment Companies	95,384,233	—	—	95,384,233

Total Assets	$1,433,174,870	$—	$—	$1,433,174,870

Liabilities:
Futures	$(565,928)	$—	$—	$(565,928)

Total Liabilities	$(565,928)	$—	$—	$(565,928)

Total	$1,432,608,942	$—	$—	$1,432,608,942

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$482,214,126
Aggregate gross unrealized depreciation	(98,211,160)

Net unrealized appreciation	$384,002,966

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,048,605,976

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.2%)
Diversified Telecommunication Services (0.4%)
Anterix, Inc.(x)*	1,540	$58,813
Bandwidth, Inc., Class A*	1,040	18,533
Cogent Communications Holdings, Inc.	6,559	123,571
Globalstar, Inc.(x)*	6,789	450,925
IDT Corp., Class B	1,685	82,733
Lumen Technologies, Inc.*	114,087	792,905

		1,527,480

Entertainment (0.3%)
Atlanta Braves Holdings, Inc., Class A(x)*	935	44,085
Atlanta Braves Holdings, Inc., Class C*	6,177	263,758
Cinemark Holdings, Inc.	14,280	407,266
CuriosityStream, Inc.(x)	4,753	14,069
IMAX Corp.*	5,999	228,022
Madison Square Garden Entertainment Corp., Class A*	5,349	315,109
Meridian Holdings, Inc.(x)*	243	1,754
Playtika Holding Corp.	2,182	6,066
Vivid Seats, Inc., Class A(x)*	347	2,051

		1,282,180

Interactive Media & Services (0.3%)
Arena Group Holdings, Inc. (The)(x)*	2,032	4,409
Bumble, Inc., Class A*	1,281	4,176
Cargurus, Inc., Class A*	10,688	363,926
EverQuote, Inc., Class A*	3,797	58,550
fuboTV, Inc., Class A(x)*	4,002	37,859
Grindr, Inc.(x)*	4,396	53,148
MediaAlpha, Inc., Class A*	4,277	39,776
QuinStreet, Inc.*	7,341	88,165
Rumble, Inc.(x)*	2,636	13,444
Travelzoo(x)*	994	5,885
TripAdvisor, Inc.(x)*	7,115	75,846
Yelp, Inc., Class A*	7,926	196,089
ZipRecruiter, Inc., Class A*	9,140	16,818

		958,091

Media (0.2%)
Boston Omaha Corp., Class A(x)*	265	3,095
Emerald Holding, Inc.(x)	2,156	9,724
Entravision Communications Corp., Class A	1,743	5,177
Gambling.com Group Ltd.(x)*	2,796	10,848
Ibotta, Inc., Class A(x)*	1,490	44,655
John Wiley & Sons, Inc., Class A	5,039	191,986
Magnite, Inc.*	19,135	227,324
Optimum Communications, Inc., Class A*	6,235	8,105
Stagwell, Inc., Class A(x)*	14,772	92,916
Thryv Holdings, Inc.*	5,039	13,807
USA TODAY Co., Inc.(x)*	16,732	117,961

		725,598

Wireless Telecommunication Services (0.0%)†
Gogo, Inc.*	9,899	39,794

Total Communication Services		4,533,143

Consumer Discretionary (8.6%)
Automobile Components (0.3%)
Dorman Products, Inc.*	3,739	390,202
Fox Factory Holding Corp.*	1,323	21,777
LCI Industries	335	41,198
Patrick Industries, Inc.	4,402	488,930
Solid Power, Inc.*	2,005	6,015
XPEL, Inc.(m)*	3,501	154,954

		1,103,076

Automobiles (0.0%)†
Livewire Group, Inc.*	1,673	2,777

Broadline Retail (1.0%)
Etsy, Inc.*	58,512	2,924,430
Global-e Online Ltd.*	30,198	931,608
Groupon, Inc.(x)*	3,166	37,676
Savers Value Village, Inc.*	4,841	36,017

		3,929,731

Diversified Consumer Services (0.8%)
American Public Education, Inc.*	2,213	125,875
Carriage Services, Inc., Class A	1,958	89,402
Coursera, Inc.*	19,146	111,430
Covista, Inc.*	4,614	531,763
Driven Brands Holdings, Inc.(x)*	8,106	102,217
European Wax Center, Inc., Class A*	3,478	20,103
Frontdoor, Inc.*	9,826	519,402
KinderCare Learning Cos., Inc.*	5,071	11,156
Laureate Education, Inc.*	5,890	205,208
Lincoln Educational Services Corp.*	4,025	163,737
McGraw Hill, Inc.(x)*	2,584	35,401
Mister Car Wash, Inc.*	12,190	84,964
Nerdy, Inc.(x)*	9,349	7,631
OneSpaWorld Holdings Ltd.	13,447	308,609
Phoenix Education Partners, Inc.(x)	448	14,094
Stride, Inc.*	5,660	499,042
Udemy, Inc.*	12,213	56,424
Universal Technical Institute, Inc.*	6,264	226,130
Zspace, Inc.*	561	64

		3,112,652

Hotels, Restaurants & Leisure (4.8%)
Accel Entertainment, Inc., Class A*	6,932	75,628
Bally’s Corp.(x)*	1,558	15,019
BJ’s Restaurants, Inc.*	1,568	55,037
Black Rock Coffee Bar, Inc., Class A(x)*	359,168	4,640,451
Bloomin’ Brands, Inc.	7,544	40,738
Brinker International, Inc.*	5,829	832,206
Cheesecake Factory, Inc. (The)(x)	72,974	3,995,326
Cracker Barrel Old Country Store, Inc.(x)	857	24,090
Dave & Buster’s Entertainment, Inc.(x)*	3,608	39,075
Dine Brands Global, Inc.(x)	350	9,184
First Watch Restaurant Group, Inc.*	8,047	84,332
Genius Sports Ltd.*	29,867	132,311
Global Business Travel Group I(x)*	15,627	87,199
Hilton Grand Vacations, Inc.*	8,163	319,337
Inspired Entertainment, Inc.(x)*	3,536	25,212
Jack in the Box, Inc.(x)*	2,173	21,013
Kura Sushi USA, Inc., Class A(x)*	867	60,508
Life Time Group Holdings, Inc.*	20,441	550,680
Lindblad Expeditions Holdings, Inc.*	5,047	87,313
Monarch Casino & Resort, Inc.	1,740	166,344
Nathan’s Famous, Inc.	324	32,636
Navan, Inc., Class A(x)*	3,909	51,755
Papa John’s International, Inc.(x)	463	15,006
Pursuit Attractions and Hospitality, Inc.*	240	8,791
RCI Hospitality Holdings, Inc.	549	12,523
Red Rock Resorts, Inc., Class A	3,603	192,256
Rush Street Interactive, Inc.*	12,276	267,003
Sabre Corp.*	11,488	16,658
Serve Robotics, Inc.(x)*	8,140	68,702

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Shake Shack, Inc., Class A*	5,256	$464,998
Six Flags Entertainment Corp.(x)*	10,473	185,896
Super Group SGHC Ltd.	21,347	230,548
Sweetgreen, Inc., Class A(x)*	13,905	72,167
United Parks & Resorts, Inc.(x)*	3,569	116,563
Vail Resorts, Inc.(x)	42,784	5,490,043
Xponential Fitness, Inc., Class A(x)*	3,622	21,804

		18,508,352

Household Durables (0.7%)
Cavco Industries, Inc.*	1,053	509,957
Champion Homes, Inc.*	7,560	562,237
Dream Finders Homes, Inc., Class A(x)*	827	11,512
Green Brick Partners, Inc.*	1,426	91,906
Installed Building Products, Inc.	3,116	826,207
Lovesac Co. (The)(x)*	992	14,652
Sonos, Inc.*	15,017	201,228
Victoria plc(x)*	1,139,746	374,589

		2,592,288

Leisure Products (0.1%)
Acushnet Holdings Corp.	3,731	348,774
Latham Group, Inc.*	5,345	28,703
Marine Products Corp.	682	4,958
Peloton Interactive, Inc., Class A*	18,789	80,605
Sturm Ruger & Co., Inc.	714	28,624

		491,664

Specialty Retail (0.7%)
Abercrombie & Fitch Co., Class A*	6,072	554,799
Arhaus, Inc., Class A	6,905	46,816
Arko Corp.	1,171	6,511
BARK, Inc.(x)*	11,578	5,865
Boot Barn Holdings, Inc.*	4,164	609,443
Buckle, Inc. (The)	4,040	203,454
Build-A-Bear Workshop, Inc.(x)	1,587	59,433
Camping World Holdings, Inc., Class A	7,700	52,591
Envela Corp.*	1,074	17,893
Genesco, Inc.*	102	2,957
Group 1 Automotive, Inc.	694	229,457
MarineMax, Inc.(x)*	163	4,411
Petco Health & Wellness Co., Inc., Class A*	1,803	5,012
RealReal, Inc. (The)*	3,540	32,143
Revolve Group, Inc., Class A*	5,508	124,536
Sonic Automotive, Inc., Class A	754	51,702
Stitch Fix, Inc., Class A*	1,274	4,217
ThredUp, Inc., Class A*	14,027	46,009
Upbound Group, Inc.	2,328	42,020
Urban Outfitters, Inc.*	3,083	195,308
Victoria’s Secret & Co.(x)*	2,666	123,596
Warby Parker, Inc., Class A(x)*	13,490	284,234

		2,702,407

Textiles, Apparel & Luxury Goods (0.2%)
Ermenegildo Zegna NV(x)	8,420	87,736
Figs, Inc., Class A*	12,106	178,806
Kontoor Brands, Inc.	6,029	423,778
Steven Madden Ltd.	897	30,426
Wolverine World Wide, Inc.	11,039	180,157

		900,903

Total Consumer Discretionary		33,343,850

Consumer Staples (2.3%)
Beverages (0.1%)
National Beverage Corp.*	3,253	109,463
Vita Coco Co., Inc. (The)*	6,450	309,020
Zevia PBC, Class A*	7,955	9,307

		427,790

Consumer Staples Distribution & Retail (0.2%)
Chefs’ Warehouse, Inc. (The)*	4,912	292,018
Natural Grocers by Vitamin Cottage, Inc.	1,649	42,627
PriceSmart, Inc.	3,482	524,041

		858,686

Food Products (0.4%)
BRC, Inc., Class A(x)*	14,831	11,512
Calavo Growers, Inc.	2,174	56,067
Cal-Maine Foods, Inc.(x)	5,821	460,732
Forafric Global plc(x)*	520	5,018
J & J Snack Foods Corp.	2,036	161,394
John B Sanfilippo & Son, Inc.	590	46,805
Lifeway Foods, Inc.*	854	16,516
Mama’s Creations, Inc.*	5,116	78,479
Marzetti Co. (The)	2,717	375,843
Simply Good Foods Co. (The)*	7,388	106,018
SunOpta, Inc.*	12,708	82,348
Tootsie Roll Industries, Inc.	2,565	109,577
Vital Farms, Inc.(x)*	4,513	63,723
Westrock Coffee Co.(x)*	4,516	19,193

		1,593,225

Household Products (0.1%)
Energizer Holdings, Inc.	6,522	107,091
Oil-Dri Corp. of America	1,024	66,652
WD-40 Co.	1,843	375,862

		549,605

Personal Care Products (1.4%)
Beauty Health Co. (The)(x)*	15,525	13,817
FitLife Brands, Inc.(x)*	545	7,739
Herbalife Ltd.*	10,402	153,118
Honest Co., Inc. (The)(x)*	5,359	15,756
Interparfums, Inc.	2,449	222,467
Lifevantage Corp.(x)	1,698	7,335
Nature’s Sunshine Products, Inc.*	676	16,217
Niagen Bioscience, Inc.*	6,636	29,265
Oddity Tech Ltd., Class A(x)*	358,597	4,798,028

		5,263,742

Tobacco (0.1%)
Ispire Technology, Inc.(x)*	2,297	4,226
Turning Point Brands, Inc.	2,205	191,372

		195,598

Total Consumer Staples		8,888,646

Energy (2.7%)
Energy Equipment & Services (1.4%)
Archrock, Inc.	23,387	813,868
Atlas Energy Solutions, Inc.(x)	7,383	96,865
Cactus, Inc., Class A	9,264	438,836
DMC Global, Inc.*	1,068	5,564
Energy Services of America Corp.	1,446	18,986
Flowco Holdings, Inc., Class A	1,641	33,805
Helix Energy Solutions Group, Inc.*	4,373	43,249
Kodiak Gas Services, Inc.	11,209	653,709
National Energy Services Reunited Corp.*	980	21,041
Natural Gas Services Group, Inc.	274	10,341
Oceaneering International, Inc.*	11,845	420,142
Seadrill Ltd.*	3,058	139,139
Select Water Solutions, Inc., Class A	731	11,184
Solaris Energy Infrastructure, Inc., Class A	6,263	353,922
Tidewater, Inc.*	6,304	526,699

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
WaterBridge Infrastructure LLC, Class A	71,508	$1,915,699

		5,503,049

Oil, Gas & Consumable Fuels (1.3%)
Calumet, Inc.*	31,660	1,136,594
Centrus Energy Corp., Class A(x)*	1,769	307,081
Comstock Resources, Inc.(x)*	6,919	145,853
Core Natural Resources, Inc.	2,363	247,477
CVR Energy, Inc.*	4,205	141,498
Delek US Holdings, Inc.	7,997	360,425
Empire Petroleum Corp.*	1,921	5,686
Energy Fuels, Inc.(x)*	8,377	152,880
Evolution Petroleum Corp.(x)	4,531	20,752
FLEX LNG Ltd.(x)	571	16,965
Gulfport Energy Corp.*	2,132	451,067
Infinity Natural Resources, Inc., Class A*	494	8,699
Kinetik Holdings, Inc., Class A(x)	4,547	220,120
Kolibri Global Energy, Inc.(x)*	1,165	6,396
Lightbridge Corp.*	3,899	41,563
Magnolia Oil & Gas Corp., Class A	4,939	155,924
NextDecade Corp.(x)*	23,596	180,745
OPAL Fuels, Inc., Class A*	2,804	7,066
Par Pacific Holdings, Inc.*	1,862	116,636
REX American Resources Corp.*	1,078	49,125
Riley Exploration Permian, Inc.	312	11,372
Sable Offshore Corp.(x)*	16,821	277,883
Uranium Energy Corp.(x)*	64,136	865,836
VAALCO Energy, Inc.	1,156	7,329
World Kinect Corp.	785	18,110

		4,953,082

Total Energy		10,456,131

Financials (7.0%)
Banks (1.3%)
Amerant Bancorp, Inc., Class A	2,051	45,204
Arrow Financial Corp.	68	2,283
Axos Financial, Inc.*	909	77,347
Banc of California, Inc.	1,055	18,547
BancFirst Corp.	2,619	284,161
Bancorp, Inc. (The)*	5,633	302,661
Bank First Corp.	194	26,202
Bank of Hawaii Corp.	4,123	306,133
Bank7 Corp.	12	479
Bankwell Financial Group, Inc.	178	8,637
Bridgewater Bancshares, Inc.*	1,210	21,417
California Bancorp	477	8,452
Capital Bancorp, Inc.	430	12,788
Carter Bankshares, Inc.*	629	14,668
Citizens Financial Services, Inc.	54	3,302
City Holding Co.	1,183	141,392
Coastal Financial Corp.*	1,741	132,490
CoastalSouth Bancshares, Inc.(x)	254	6,246
Columbia Financial, Inc.*	331	5,796
Community Financial System, Inc.	1,620	95,013
Community West Bancshares	554	12,908
ConnectOne Bancorp, Inc.	1,668	44,652
Customers Bancorp, Inc.*	292	20,268
Dime Community Bancshares, Inc.	919	31,081
Eagle Bancorp, Inc.	706	17,558
Esquire Financial Holdings, Inc.	983	105,672
Finwise Bancorp*	831	13,180
First Bancorp	11,417	243,867
First Business Financial Services, Inc.	62	3,344
First Community Corp.	305	8,915
First Financial Bankshares, Inc.	18,068	532,103
First Financial Corp.	178	11,250
First Internet Bancorp	619	12,615
First Merchants Corp.	268	10,380
First Western Financial, Inc.*	337	8,283
Five Star Bancorp	1,422	53,638
Glacier Bancorp, Inc.	3,385	151,208
Greene County Bancorp, Inc.	773	17,323
Hingham Institution For Savings (The)(x)	18	5,145
Hope Bancorp, Inc.	450	5,026
International Bancshares Corp.	785	52,823
Lakeland Financial Corp.	1,918	110,055
LINKBANCORP, Inc.	899	7,498
Live Oak Bancshares, Inc.	2,032	67,198
Meridian Corp.	384	7,281
Metrocity Bankshares, Inc.	1,625	46,589
Metropolitan Bank Holding Corp.	283	23,571
NBT Bancorp, Inc.	532	22,653
Nicolet Bankshares, Inc.	495	73,567
Northeast Bank	581	65,287
Northfield Bancorp, Inc.	869	11,766
Northrim Bancorp, Inc.	1,521	34,800
Old National Bancorp	5,530	122,213
OP Bancorp	308	4,096
Orange County Bancorp, Inc.	505	16,150
Origin Bancorp, Inc.	300	12,438
Pathward Financial, Inc.	2,985	266,351
Patriot National Bancorp, Inc.(x)*	10,797	13,928
PCB Bancorp	307	6,904
Peapack-Gladstone Financial Corp.	843	29,682
Peoples Financial Services Corp.	213	11,359
Princeton Bancorp, Inc.	209	7,058
Provident Financial Services, Inc.	2,505	53,006
ServisFirst Bancshares, Inc.	6,957	506,678
Shore Bancshares, Inc.	548	10,237
SmartFinancial, Inc.	405	15,827
Southern Missouri Bancorp, Inc.	131	8,376
Stock Yards Bancorp, Inc.	3,352	222,204
Texas Capital Bancshares, Inc.*	808	76,663
Triumph Financial, Inc.*	1,425	85,015
UMB Financial Corp.	806	90,909
Union Bankshares, Inc.(x)	531	12,914
Unity Bancorp, Inc.	432	22,391
USCB Financial Holdings, Inc.	468	8,677
Valley National Bancorp	15,996	196,431
WesBanco, Inc.	704	24,281
West Bancorp, Inc.	414	9,849

		5,178,359

Capital Markets (2.1%)
Acadian Asset Management, Inc.	3,570	194,279
Artisan Partners Asset Management, Inc., Class A	4,721	171,797
Bakkt, Inc., Class A(x)*	244	1,796
BGC Group, Inc., Class A	48,980	479,024
Cohen & Steers, Inc.	3,465	216,736
Diamond Hill Investment Group, Inc.	35	6,024
Donnelley Financial Solutions, Inc.*	2,527	119,123
GCM Grosvenor, Inc., Class A	7,273	71,275
Gemini Space Station, Inc., Class A(x)*	217,719	962,318
Innventure, Inc.(x)*	1,670	6,530
Marex Group plc	5,049	225,084
Miami International Holdings, Inc.*	1,703	66,281
Moelis & Co., Class A	9,732	554,724
Patria Investments Ltd., Class A(x)	9,049	114,017

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Perella Weinberg Partners, Class A(x)	8,854	$160,789
Piper Sandler Cos.	9,468	724,775
PJT Partners, Inc., Class A	3,098	432,853
Ridgepost Capital, Inc., Class A(x)	8,184	59,416
StepStone Group, Inc., Class A	9,418	449,427
StoneX Group, Inc.*	9,946	802,145
Twenty One Capital, Inc., Class A(x)*	236,793	1,515,475
Value Line, Inc.	129	4,552
Victory Capital Holdings, Inc., Class A(x)	6,101	399,493
Wealthfront Corp.*	3,042	28,139
Webull Corp.(x)*	5,189	24,907
WisdomTree, Inc.(x)	16,651	242,439

		8,033,418

Consumer Finance (0.6%)
Dave, Inc.*	1,396	243,030
Enova International, Inc.*	3,226	438,187
FirstCash Holdings, Inc.	5,331	1,002,228
Jefferson Capital, Inc.(x)	908	17,461
LendingTree, Inc.*	1,380	59,174
NerdWallet, Inc., Class A*	5,313	55,149
OppFi, Inc.	3,186	24,564
Regional Management Corp.	259	8,353
Upstart Holdings, Inc.(x)*	11,685	299,720

		2,147,866

Financial Services (2.1%)
Burford Capital Ltd.	17,353	78,436
Cantaloupe, Inc.*	7,378	79,756
Cass Information Systems, Inc.	1,314	57,842
Evertec, Inc.	8,558	241,507
Federal Agricultural Mortgage Corp., Class C	1,160	172,086
Flywire Corp.*	14,511	168,908
FNMA*	736,268	5,345,306
International Money Express, Inc.*	3,785	59,803
Marqeta, Inc., Class A*	22,982	93,766
NCR Atleos Corp.*	9,907	431,747
Pagseguro Digital Ltd., Class A	15,198	152,284
Payoneer Global, Inc.*	37,823	182,685
Paysign, Inc.*	4,632	27,329
Priority Technology Holdings, Inc.(x)*	4,228	19,956
Remitly Global, Inc.*	23,213	363,748
Sezzle, Inc.*	1,982	125,441
StoneCo Ltd., Class A*	33,549	473,712

		8,074,312

Insurance (0.9%)
Abacus Global Management, Inc.(x)	1,829	14,413
American Coastal Insurance Corp.	1,653	18,596
American Integrity Insurance Group, Inc.	661	12,744
AMERISAFE, Inc.	1,375	45,829
Ategrity Specialty Holdings LLC*	335	6,623
Baldwin Insurance Group, Inc. (The), Class A(x)*	12,931	283,706
Bowhead Specialty Holdings, Inc.*	2,305	51,701
Crawford & Co., Class A	2,247	22,403
Exzeo Group, Inc.*	395	5,795
F&G Annuities & Life, Inc.	161	4,077
Goosehead Insurance, Inc., Class A*	2,532	108,015
HCI Group, Inc.	1,450	224,185
Heritage Insurance Holdings, Inc.*	2,569	67,436
Hippo Holdings, Inc.*	1,350	35,181
Investors Title Co.	32	6,955
Kestrel Group Ltd.(x)	259	2,797
Kingstone Cos., Inc.	1,290	18,795
Kingsway Financial Services, Inc.(x)*	2,863	29,861
Lemonade, Inc.*	8,326	521,874
Oscar Health, Inc., Class A*	27,156	311,479
Palomar Holdings, Inc.*	3,530	421,835
Root, Inc., Class A*	1,583	69,921
Selective Insurance Group, Inc.	7,150	539,039
Selectquote, Inc.*	15,959	10,046
SiriusPoint Ltd.*	893	19,235
Skyward Specialty Insurance Group, Inc.*	5,306	231,766
Slide Insurance Holdings, Inc.(x)*	3,627	65,286
Tiptree, Inc., Class A	778	13,164
Trupanion, Inc.*	5,009	128,280
Universal Insurance Holdings, Inc.	820	28,011

		3,319,048

Mortgage Real Estate Investment Trusts (REITs) (0.0%)†
Angel Oak Mortgage REIT, Inc. (REIT)	604	4,965
Apollo Commercial Real Estate Finance, Inc. (REIT)(x)	9,324	98,461
Two Harbors Investment Corp. (REIT)	7,018	80,146

		183,572

Total Financials		26,936,575

Health Care (29.1%)
Biotechnology (17.5%)
Abeona Therapeutics, Inc.(x)*	5,350	23,968
Absci Corp.(x)*	14,280	42,840
ACADIA Pharmaceuticals, Inc.*	16,842	374,903
Actuate Therapeutics, Inc.(x)*	976	2,674
ADC Therapeutics SA*	13,734	51,503
ADMA Biologics, Inc.*	31,352	282,482
Akebia Therapeutics, Inc.(x)*	2,591	3,602
Aktis Oncology, Inc.(x)*	1,431	25,601
Aldeyra Therapeutics, Inc.*	5,600	9,464
Alector, Inc.*	1,562	3,358
Alkermes plc*	16,456	581,884
Altimmune, Inc.*	17,488	53,863
Amicus Therapeutics, Inc.*	40,291	582,608
AnaptysBio, Inc.*	2,473	137,153
Anavex Life Sciences Corp.(x)*	11,401	35,001
Apogee Therapeutics, Inc.*	6,013	506,114
Arbutus Biopharma Corp.*	1,334,319	6,004,436
Arcellx, Inc.*	5,187	595,571
Arcturus Therapeutics Holdings, Inc.(x)*	1,609	12,422
Arcus Biosciences, Inc.*	8,341	180,166
Arcutis Biotherapeutics, Inc.*	14,856	350,007
Ardelyx, Inc.*	31,888	191,009
ArriVent Biopharma, Inc.(x)*	4,337	100,055
Arrowhead Pharmaceuticals, Inc.*	18,246	1,144,024
ARS Pharmaceuticals, Inc.(x)*	8,219	65,999
Atrium Therapeutics, Inc.*	1,507	20,149
aTyr Pharma, Inc.(x)*	13,155	10,261
Aura Biosciences, Inc.(x)*	1,934	12,938
Aurinia Pharmaceuticals, Inc.*	15,987	236,927
Avita Medical, Inc.(x)*	1,696	6,275
Beam Therapeutics, Inc.*	37,727	899,034
Benitec Biopharma, Inc.(x)*	2,830	30,140
Bicara Therapeutics, Inc.*	364	7,240
BioCryst Pharmaceuticals, Inc.*	27,424	261,077
Biohaven Ltd.*	15,841	134,015
Bridgebio Pharma, Inc.*	21,378	1,587,530

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Bright Minds Biosciences, Inc.(x)*	939	$68,519
Candel Therapeutics, Inc.(x)*	5,790	28,371
Capricor Therapeutics, Inc.(x)*	5,884	178,874
Cardiff Oncology, Inc.(x)*	3,999	6,478
CareDx, Inc.*	6,801	118,065
Catalyst Pharmaceuticals, Inc.*	15,688	388,435
Celcuity, Inc.*	4,453	508,265
CG oncology, Inc.*	7,995	541,102
Cogent Biosciences, Inc.*	18,226	701,519
Coherus Oncology, Inc.(x)*	4,547	7,684
Compass Therapeutics, Inc.*	9,078	48,023
Corvus Pharmaceuticals, Inc.*	8,703	127,325
Cytokinetics, Inc.*	1,832	120,747
Day One Biopharmaceuticals, Inc.*	434	9,305
Denali Therapeutics, Inc.*	991	19,027
DiaMedica Therapeutics, Inc.(x)*	4,371	29,592
Dianthus Therapeutics, Inc.*	419	35,163
Disc Medicine, Inc.*	3,711	237,281
Dyne Therapeutics, Inc.*	5,747	104,193
Evommune, Inc.(x)*	727	16,714
Fennec Pharmaceuticals, Inc.(x)*	900	5,535
Foghorn Therapeutics, Inc.*	3,632	17,361
Geron Corp.*	72,720	108,353
Gossamer Bio, Inc.(x)*	28,138	9,243
GRAIL, Inc.*	115,499	5,968,988
Greenwich Lifesciences, Inc.(x)*	902	21,666
Gyre Therapeutics, Inc.(x)*	1,298	9,047
Heron Therapeutics, Inc.(x)*	1,783	1,427
Humacyte, Inc.(x)*	4,947	3,001
ImmunityBio, Inc.(x)*	32,690	250,732
Immunome, Inc.*	13,800	301,806
Immunovant, Inc.*	209,433	5,202,316
Inmune Bio, Inc.(x)*	2,734	3,089
Ironwood Pharmaceuticals, Inc., Class A*	19,858	69,702
Janux Therapeutics, Inc.*	1,623	22,560
KalVista Pharmaceuticals, Inc.(x)*	5,139	103,448
Krystal Biotech, Inc.*	3,331	860,464
Kymera Therapeutics, Inc.*	7,683	639,917
Madrigal Pharmaceuticals, Inc.*	2,302	1,205,028
MannKind Corp.*	41,514	101,709
MapLight Therapeutics, Inc.*	1,282	26,063
MeiraGTx Holdings plc(x)*	4,308	37,307
MiMedx Group, Inc.*	15,885	62,746
Mineralys Therapeutics, Inc.*	6,432	174,243
Mirum Pharmaceuticals, Inc.*	5,714	527,859
Monopar Therapeutics, Inc.(x)*	569	31,176
Newamsterdam Pharma Co. NV(x)*	6,433	205,920
Novavax, Inc.(x)*	16,169	131,616
Nuvalent, Inc., Class A*	6,770	693,587
Nuvectis Pharma, Inc.(x)*	2,049	15,839
Organogenesis Holdings, Inc., Class A*	9,722	23,041
ORIC Pharmaceuticals, Inc.*	2,278	28,862
Palvella Therapeutics, Inc.(x)*	979	122,032
Praxis Precision Medicines, Inc.*	269	86,669
Precigen, Inc.*	22,931	88,743
ProKidney Corp., Class A(x)*	204,920	366,807
Protagonist Therapeutics, Inc.*	7,816	823,806
Protalix BioTherapeutics, Inc.(x)*	8,941	19,402
Prothena Corp. plc*	629	6,114
PTC Therapeutics, Inc.*	8,603	586,122
Recursion Pharmaceuticals, Inc., Class A(x)*	110,614	339,585
Rezolute, Inc.*	7,711	23,519
Rhythm Pharmaceuticals, Inc.*	7,158	622,531
Rigel Pharmaceuticals, Inc.*	2,428	65,653
Rocket Pharmaceuticals, Inc.*	2,193	7,851
Roivant Sciences Ltd.*	447,522	12,396,359
Sana Biotechnology, Inc.(x)*	2,649	7,629
Savara, Inc.*	19,583	106,923
Scholar Rock Holding Corp.*	10,842	532,993
SELLAS Life Sciences Group, Inc.(x)*	23,230	98,263
Sionna Therapeutics, Inc.(x)*	2,180	87,396
Soleno Therapeutics, Inc.*	6,804	227,798
Spyre Therapeutics, Inc.*	6,210	313,232
Stoke Therapeutics, Inc.*	6,624	215,677
Syndax Pharmaceuticals, Inc.*	10,841	253,246
Taysha Gene Therapies, Inc.*	29,894	133,626
Tectonic Therapeutic, Inc.(x)*	309	9,551
Tevogen Bio Holdings, Inc.(x)*	93	420
TG Therapeutics, Inc.*	19,634	652,242
Travere Therapeutics, Inc.*	10,398	308,925
TriSalus Life Sciences, Inc.(x)*	746	2,984
TuHURA Biosciences, Inc.(x)*	3,954	7,078
Twist Bioscience Corp.*	8,220	390,614
uniQure NV*	31,765	519,358
UroGen Pharma Ltd.*	4,536	81,557
Vaxcyte, Inc.*	8,264	480,221
Vera Therapeutics, Inc., Class A*	8,358	336,242
Veracyte, Inc.*	10,573	340,556
Verastem, Inc.*	5,424	28,747
Vericel Corp.*	6,708	215,796
Viridian Therapeutics, Inc.*	8,703	170,231
X4 Pharmaceuticals, Inc.*	1,817,124	7,504,722
Xenon Pharmaceuticals, Inc.*	11,582	673,493
XOMA Royalty Corp.(x)*	116,012	3,639,296
Zymeworks, Inc.*	6,721	168,294

		67,786,929

Health Care Equipment & Supplies (2.4%)
Accuray, Inc.*	16,569	6,430
Alphatec Holdings, Inc.*	15,998	174,058
AngioDynamics, Inc.*	860	9,778
Anteris Technologies Global Corp.(x)*	10,571	58,669
Artivion, Inc.*	4,688	171,675
AtriCure, Inc.*	6,628	189,097
Axogen, Inc.*	6,518	215,941
Beta Bionics, Inc.(x)*	4,529	45,381
Bioventus, Inc., Class A(x)*	6,537	59,683
Butterfly Network, Inc., Class A(x)*	26,760	108,110
CapsoVision, Inc.(x)*	2,391	17,430
Carlsmed, Inc.(x)*	613	5,548
Ceribell, Inc.(x)*	3,697	67,766
Cerus Corp.*	26,617	48,443
ClearPoint Neuro, Inc.(x)*	3,723	33,879
CVRx, Inc.*	1,860	17,596
Delcath Systems, Inc.(x)*	4,185	38,837
Electromed, Inc.*	846	19,805
Embecta Corp.	826	7,302
Glaukos Corp.*	7,551	812,941
Haemonetics Corp.*	6,345	357,604
ICU Medical, Inc.*	2,438	314,868
Inspire Medical Systems, Inc.*	4,982	256,972
Integer Holdings Corp.*	4,651	409,288
iRadimed Corp.	1,100	105,886
IRhythm Holdings, Inc.*	4,305	508,076
Kestra Medical Technologies Ltd.*	3,143	62,640
KORU Medical Systems, Inc.*	5,403	23,341
Lantheus Holdings, Inc.*	8,832	669,907
LeMaitre Vascular, Inc.	2,815	307,314
LENSAR, Inc.(x)*	1,524	9,083

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Lucid Diagnostics, Inc.(x)*	5,416	$6,228
Merit Medical Systems, Inc.*	7,300	503,189
Myomo, Inc.(x)*	5,181	3,500
Neuronetics, Inc.(x)*	5,834	8,459
NeuroPace, Inc.*	3,461	45,512
Novocure Ltd.*	13,819	150,627
OrthoPediatrics Corp.(x)*	643	10,204
Outset Medical, Inc.(x)*	1,104	4,239
PROCEPT BioRobotics Corp.*	7,247	181,248
Pro-Dex, Inc.(x)*	338	16,603
Pulmonx Corp.*	6,104	7,874
Pulse Biosciences, Inc.(x)*	2,353	50,801
QuidelOrtho Corp.*	3,961	65,079
RxSight, Inc.*	5,465	33,664
Sanara Medtech, Inc.*	353	6,065
SANUWAVE Health, Inc.(x)*	800	13,832
Shoulder Innovations, Inc.(x)*	884	12,845
SI-BONE, Inc.*	5,244	66,232
Sight Sciences, Inc.*	5,993	22,594
STAAR Surgical Co.*	3,946	73,790
Stereotaxis, Inc.(x)*	7,720	14,205
Strive, Inc., Class A(x)*	193,609	1,939,962
Tandem Diabetes Care, Inc.*	9,007	172,664
TransMedics Group, Inc.*	4,539	451,222
Treace Medical Concepts, Inc.*	7,795	10,445
UFP Technologies, Inc.*	1,004	194,374

		9,198,805

Health Care Providers & Services (4.8%)
Addus HomeCare Corp.*	1,158	108,447
agilon health, Inc.*	130,927	1,035,634
AirSculpt Technologies, Inc.(x)*	2,171	6,144
Alignment Healthcare, Inc.*	26,350	464,287
Ardent Health, Inc.*	243	2,080
Astrana Health, Inc.(x)*	5,551	136,110
Aveanna Healthcare Holdings, Inc.*	5,569	35,864
BrightSpring Health Services, Inc.*	17,454	743,715
Brookdale Senior Living, Inc.*	27,872	381,289
Clover Health Investments Corp., Class A(x)*	54,558	96,022
Community Health Systems, Inc.(x)*	11,255	33,090
Concentra Group Holdings Parent, Inc.	14,829	318,082
CorVel Corp.*	3,876	211,823
Ensign Group, Inc. (The)	7,566	1,524,549
GeneDx Holdings Corp., Class A*	2,604	167,229
Guardant Health, Inc.*	16,721	1,544,519
Guardian Pharmacy Services, Inc., Class A*	2,958	111,398
HealthEquity, Inc.*	103,411	8,642,057
Hims & Hers Health, Inc.(x)*	27,708	575,218
Innovage Holding Corp.*	944	7,571
Joint Corp. (The)(x)*	955	8,452
LifeStance Health Group, Inc.*	12,554	79,969
Lumexa Imaging Holdings, Inc.(x)*	544	4,678
Nano-X Imaging Ltd.(x)*	2,554	5,798
National Research Corp.	1,598	27,134
NeoGenomics, Inc.*	1,544	11,456
Nutex Health, Inc.(x)*	691	65,673
Omada Health, Inc.(x)*	2,750	34,567
Oncology Institute, Inc. (The)(x)*	11,185	34,338
Option Care Health, Inc.*	21,587	581,122
PACS Group, Inc.*	5,605	180,033
Pennant Group, Inc. (The)*	4,635	141,275
Privia Health Group, Inc.*	15,632	321,550
Progyny, Inc.*	9,952	168,985
RadNet, Inc.*	7,453	416,548
Sonida Senior Living, Inc.*	359	11,578
Talkspace, Inc.*	19,563	101,239
US Physical Therapy, Inc.	1,225	91,826
Viemed Healthcare, Inc.*	4,291	39,520

		18,470,869

Health Care Technology (0.9%)
Claritev Corp.(x)*	1,113	18,186
Doximity, Inc., Class A*	119,558	2,785,701
Evolent Health, Inc., Class A*	4,302	9,809
HealthStream, Inc.	1,369	28,352
HeartFlow, Inc.*	1,457	35,449
LifeMD, Inc.(x)*	4,196	15,148
OptimizeRx Corp.*	2,037	12,792
Phreesia, Inc.*	7,606	63,738
Schrodinger, Inc.*	27,786	315,649
Simulations Plus, Inc.(x)*	2,414	28,534
Teladoc Health, Inc.(x)*	4,658	25,386
TruBridge, Inc.(x)*	1,275	18,666
Waystar Holding Corp.*	12,582	303,352

		3,660,762

Life Sciences Tools & Services (1.1%)
10X Genomics, Inc., Class A*	31,560	670,019
Adaptive Biotechnologies Corp.*	20,076	278,655
Alpha Teknova, Inc.(x)*	1,623	4,690
BioLife Solutions, Inc.*	5,538	105,665
Codexis, Inc.*	10,779	17,570
CryoPort, Inc.*	1,807	14,962
Ginkgo Bioworks Holdings, Inc., Class A(x)*	512	3,138
Lifecore Biomedical, Inc.(x)*	1,680	6,250
MaxCyte, Inc.*	211,975	148,912
Mesa Laboratories, Inc.	681	60,214
OmniAb, Inc.(x)*	1,487	2,335
Oxford Nanopore Technologies plc(x)*	1,813,502	2,664,063
Standard BioTools, Inc.*	503,509	462,876

		4,439,349

Pharmaceuticals (2.4%)
Aardvark Therapeutics, Inc.(x)*	1,014	3,823
Amneal Pharmaceuticals, Inc.*	17,610	218,892
Amphastar Pharmaceuticals, Inc.*	424	8,306
Amylyx Pharmaceuticals, Inc.*	9,636	133,940
ANI Pharmaceuticals, Inc.*	2,589	199,094
Aquestive Therapeutics, Inc.(x)*	5,125	21,269
Arvinas, Inc.*	624	6,614
AtaiBeckley, Inc.(x)*	619,845	2,194,251
Axsome Therapeutics, Inc.*	5,568	941,103
Biote Corp., Class A(x)*	1,559	2,105
Collegium Pharmaceutical, Inc.*	4,307	142,433
CorMedix, Inc.(x)*	10,184	69,149
Crinetics Pharmaceuticals, Inc.*	13,217	480,042
Definium Therapeutics, Inc.*	4,249	80,306
Edgewise Therapeutics, Inc.*	9,069	285,674
Enliven Therapeutics, Inc.(x)*	5,265	206,388
Esperion Therapeutics, Inc.*	10,103	27,682
Eton Pharmaceuticals, Inc.*	3,466	85,541
Evolus, Inc.(x)*	7,566	31,096
Fulcrum Therapeutics, Inc.*	822	6,305
Harmony Biosciences Holdings, Inc.*	5,993	167,864
Harrow, Inc.(x)*	4,169	146,999
Indivior Pharmaceuticals, Inc.*	13,953	425,288
Innoviva, Inc.*	8,900	207,370
Journey Medical Corp.(x)*	2,736	12,832
LB Pharmaceuticals, Inc.(x)*	1,208	29,789
LENZ Therapeutics, Inc.(x)*	2,709	24,787

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Ligand Pharmaceuticals, Inc.*	290	$57,899
Liquidia Corp.*	8,837	333,508
Maze Therapeutics, Inc.*	184	5,492
MediWound Ltd.(x)*	1,176	18,945
Nektar Therapeutics*	6,377	458,825
Nuvation Bio, Inc.*	2,561	10,987
Ocular Therapeutix, Inc.*	25,578	216,646
Omeros Corp.(x)*	8,278	87,416
Pacira BioSciences, Inc.*	364	8,226
Phathom Pharmaceuticals, Inc.(x)*	1,404	15,599
Phibro Animal Health Corp., Class A	2,712	150,001
Prestige Consumer Healthcare, Inc.*	1,146	67,923
SIGA Technologies, Inc.	4,347	23,257
Structure Therapeutics, Inc. (ADR)*	11,436	551,215
Supernus Pharmaceuticals, Inc.*	602	31,117
Tarsus Pharmaceuticals, Inc.*	5,303	372,006
Theravance Biopharma, Inc.*	4,197	68,117
Trevi Therapeutics, Inc.*	13,037	155,531
WaVe Life Sciences Ltd.*	16,699	121,068
Xeris Biopharma Holdings, Inc.*	21,498	124,688
Zevra Therapeutics, Inc.*	7,372	68,707

		9,106,115

Total Health Care		112,662,829

Industrials (14.7%)
Aerospace & Defense (1.9%)
AAR Corp.*	1,322	144,706
AeroVironment, Inc.*	5,116	936,484
AIRO Group Holdings, Inc.(x)*	1,902	14,465
Archer Aviation, Inc., Class A(x)*	82,224	425,098
Astronics Corp.*	3,860	257,578
Beta Technologies, Inc., Class A(x)*	2,741	40,293
Byrna Technologies, Inc.(x)*	2,576	23,648
Cadre Holdings, Inc.	3,700	113,516
Eve Holding, Inc.(x)*	13,986	34,685
Firefly Aerospace, Inc.(x)*	1,952	55,573
Intuitive Machines, Inc.(x)*	1,023	18,987
Kratos Defense & Security Solutions, Inc.*	24,356	1,717,342
Mercury Systems, Inc.*	1,682	122,635
Moog, Inc., Class A	3,782	1,106,764
Park Aerospace Corp.	1,302	35,649
Red Cat Holdings, Inc.(x)*	13,993	183,168
Redwire Corp.(x)*	14,261	121,219
Satellogic, Inc., Class A(x)*	8,760	47,654
V2X, Inc.*	300	20,550
Voyager Technologies, Inc., Class A(x)*	4,606	107,734
VSE Corp.	3,136	578,278
York Space Systems, Inc.(x)*	47,786	1,059,416

		7,165,442

Air Freight & Logistics (0.0%)†
Forward Air Corp.*	1,150	19,217

Building Products (1.1%)
AZZ, Inc.	4,016	502,522
CSW Industrials, Inc.	2,161	563,113
Griffon Corp.	5,172	375,901
Insteel Industries, Inc.	1,448	48,667
Janus International Group, Inc.*	6,565	33,810
Modine Manufacturing Co.*	7,059	1,529,756
Tecnoglass, Inc.(x)	3,648	162,519
UFP Industries, Inc.	419	38,598
Zurn Elkay Water Solutions Corp.	20,187	905,185

		4,160,071

Commercial Services & Supplies (0.5%)
ACV Auctions, Inc., Class A*	22,487	95,345
Brink’s Co. (The)	5,580	578,255
Casella Waste Systems, Inc., Class A*	8,418	667,884
Cimpress plc*	525	38,325
CompX International, Inc.	195	4,555
CoreCivic, Inc.*	2,015	38,104
GEO Group, Inc. (The)*	18,009	302,731
Healthcare Services Group, Inc.*	4,263	79,079
HNI Corp.	3,889	129,854
Interface, Inc., Class A	873	21,755
Liquidity Services, Inc.*	3,074	93,972
Pitney Bowes, Inc.	5,655	62,488
Quad/Graphics, Inc.	2,631	17,391

		2,129,738

Construction & Engineering (2.2%)
Arcosa, Inc.	1,809	192,007
Argan, Inc.	1,806	983,638
Bowman Consulting Group Ltd., Class A*	1,897	53,951
Cardinal Infrastructure Group, Inc., Class A*	530	21,017
Centuri Holdings, Inc.*	11,913	347,979
Construction Partners, Inc., Class A*	6,406	711,835
Dycom Industries, Inc.*	3,929	1,331,224
Granite Construction, Inc.(x)	5,055	605,993
IES Holdings, Inc.(x)*	1,223	582,723
Legence Corp., Class A(x)*	2,821	159,274
Limbach Holdings, Inc.(x)*	1,423	111,065
Matrix Service Co.*	964	11,067
MYR Group, Inc.*	2,088	589,484
Orion Group Holdings, Inc.*	1,054	11,489
Primoris Services Corp.	6,813	974,531
Sterling Infrastructure, Inc.*	4,017	1,636,003

		8,323,280

Electrical Equipment (2.2%)
Allient, Inc.	125	7,386
American Superconductor Corp.*	6,220	210,547
Amprius Technologies, Inc.*	15,558	262,308
Array Technologies, Inc.(x)*	4,568	33,027
Bloom Energy Corp., Class A*	29,451	3,990,316
EnerSys	278	48,294
Enovix Corp.(x)*	25,907	134,198
Eos Energy Enterprises, Inc.(x)*	41,140	204,054
Fluence Energy, Inc., Class A*	7,819	107,589
KULR Technology Group, Inc.(x)*	5,309	12,582
LSI Industries, Inc.	2,903	53,996
NANO Nuclear Energy, Inc.(x)*	5,080	104,038
Nextpower, Inc., Class A*	15,723	1,895,408
NuScale Power Corp., Class A*	21,483	232,876
Powell Industries, Inc.	1,281	693,123
Power Solutions International, Inc.*	1,081	65,811
Preformed Line Products Co.	26	7,040
Shoals Technologies Group, Inc., Class A*	3,629	23,879
SKYX Platforms Corp.(x)*	13,122	14,697
SunPower, Inc.(x)*	2,517	3,197
Thermon Group Holdings, Inc.*	489	24,646
Vicor Corp.*	3,111	500,871

		8,629,883

Ground Transportation (0.1%)
Covenant Logistics Group, Inc., Class A	390	10,588
FTAI Infrastructure, Inc.(x)	14,926	73,734
Hertz Global Holdings, Inc.(x)*	16,792	77,411
RXO, Inc.*	1,206	17,632

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Werner Enterprises, Inc.	1,138	$33,469

		212,834

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A(x)	1,161	36,734

Machinery (2.8%)
Aebi Schmidt Holding AG	383	3,719
Alamo Group, Inc.	439	72,422
Albany International Corp., Class A	1,189	62,078
Alliance Laundry Holdings, Inc.(x)*	1,400	29,036
Atmus Filtration Technologies, Inc.	10,098	573,263
Blue Bird Corp.*	4,246	241,130
CECO Environmental Corp.*	3,951	235,401
Chart Industries, Inc.*	6,088	1,258,694
Douglas Dynamics, Inc.	2,594	109,181
Energy Recovery, Inc.*	6,943	69,916
Enerpac Tool Group Corp., Class A	7,105	259,119
Enpro, Inc.	379	94,996
ESCO Technologies, Inc.	3,498	984,232
Federal Signal Corp.	8,069	872,582
Franklin Electric Co., Inc.	5,242	483,155
Gorman-Rupp Co. (The)	2,884	179,183
Graham Corp.*	1,401	110,567
JBT Marel Corp.	3,401	434,886
Kadant, Inc.	1,591	465,129
Lindsay Corp.	1,411	168,008
Mayville Engineering Co., Inc.*	25	449
Microvast Holdings, Inc.*	16,190	24,285
Mueller Water Products, Inc., Class A	21,095	579,902
Omega Flex, Inc.	594	18,438
Richtech Robotics, Inc., Class B(x)*	22,649	47,336
SPX Technologies, Inc.*	6,493	1,298,210
Standex International Corp.	1,323	337,180
Terex Corp.	6,430	380,013
Trinity Industries, Inc.	5,056	162,702
Watts Water Technologies, Inc., Class A	3,697	1,073,202
Worthington Enterprises, Inc.	1,394	72,683

		10,701,097

Marine Transportation (0.0%)†
Costamare Bulkers Holdings Ltd.*	88	1,361

Passenger Airlines (0.6%)
Allegiant Travel Co.*	353	28,607
Frontier Group Holdings, Inc.(x)*	5,158	18,208
Joby Aviation, Inc.(x)*	285,769	2,360,452
Sun Country Airlines Holdings, Inc.*	3,812	62,974

		2,470,241

Professional Services (1.2%)
Barrett Business Services, Inc.	3,260	95,127
BlackSky Technology, Inc., Class A(x)*	4,193	105,496
CBIZ, Inc.*	6,756	181,399
CRA International, Inc.	870	140,836
CSG Systems International, Inc.	3,337	266,760
Exponent, Inc.	6,742	439,915
Falcon’s Beyond Global, Inc., Class A(x)*	1,626	22,927
First Advantage Corp.(x)*	7,285	85,672
Franklin Covey Co.(x)*	954	15,064
Huron Consulting Group, Inc.*	2,300	293,227
IBEX Holdings Ltd.*	1,406	37,709
Innodata, Inc.(x)*	4,047	156,295
Insperity, Inc.(x)	4,839	130,847
Kforce, Inc.	2,036	59,533
Korn Ferry	3,271	205,909
Legalzoom.com, Inc.*	16,839	95,477
Maximus, Inc.	7,380	473,058
Planet Labs PBC*	36,438	1,018,442
Public Policy Holding Co., Inc.	469	6,134
RCM Technologies, Inc.*	752	14,393
Resolute Holdings Management, Inc.(x)*	214	34,732
Spire Global, Inc.(x)*	3,719	46,785
TIC Solutions, Inc.(x)*	6,150	40,467
TriNet Group, Inc.	4,063	148,015
Upwork, Inc.(x)*	16,346	179,152
Verra Mobility Corp., Class A*	21,472	306,835
Willdan Group, Inc.*	1,267	97,001

		4,697,207

Trading Companies & Distributors (2.1%)
Alta Equipment Group, Inc.	687	3,689
Distribution Solutions Group, Inc.(x)*	1,192	31,278
DXP Enterprises, Inc.*	1,746	243,969
GATX Corp.	375	64,027
Global Industrial Co.	1,950	61,464
Herc Holdings, Inc.	4,418	439,812
Karat Packaging, Inc.	1,115	31,131
McGrath RentCorp	2,508	276,582
QXO, Inc.(x)*	335,242	6,510,400
Rush Enterprises, Inc., Class A	4,414	291,809
Rush Enterprises, Inc., Class B	665	42,793
Transcat, Inc.(x)*	642	47,155
Willis Lease Finance Corp.	21	3,575
Xometry, Inc., Class A(x)*	5,970	243,815

		8,291,499

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.(x)*	2,706	26,059

Total Industrials		56,864,663

Information Technology (22.5%)
Communications Equipment (0.8%)
ADTRAN Holdings, Inc.*	10,305	129,637
Applied Optoelectronics, Inc.*	7,036	595,175
BK Technologies Corp.*	357	26,643
Calix, Inc.*	8,164	399,954
Clearfield, Inc.*	622	16,464
Extreme Networks, Inc.*	18,061	272,360
Harmonic, Inc.*	3,993	35,857
Inseego Corp.(x)*	509	5,660
Viavi Solutions, Inc.*	31,028	1,032,612
Vistance Networks, Inc.*	18,142	330,185

		2,844,547

Electronic Equipment, Instruments & Components (2.5%)
908 Devices, Inc.(x)*	2,385	14,596
Advanced Energy Industries, Inc.	5,075	1,637,753
Aeva Technologies, Inc.(x)*	5,416	71,275
Arlo Technologies, Inc.*	13,525	192,461
Badger Meter, Inc.	4,011	611,076
Belden, Inc.	5,249	602,743
Climb Global Solutions, Inc.	1,950	38,649
CTS Corp.	517	24,692
Daktronics, Inc.*	819	16,011
Evolv Technologies Holdings, Inc.*	20,354	123,142
Fabrinet*	4,866	2,537,716
Frequency Electronics, Inc.*	906	40,100
Insight Enterprises, Inc.*	1,354	90,731
Itron, Inc.*	2,965	265,753
Knowles Corp.*	747	19,183

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
MicroVision, Inc.(x)*	25,088	$16,086
Mirion Technologies, Inc., Class A*	32,437	603,004
M-Tron Industries, Inc.*	373	24,935
Napco Security Technologies, Inc.	4,586	180,642
Neonode, Inc.*	1,498	2,097
nLight, Inc.*	433	24,690
Novanta, Inc.*	4,881	576,495
OSI Systems, Inc.*	2,129	565,271
Ouster, Inc.*	7,705	141,541
Plexus Corp.*	3,348	678,104
Sanmina Corp.*	3,224	417,959
Vuzix Corp.(x)*	7,010	16,193

		9,532,898

IT Services (4.6%)
Applied Digital Corp.(x)*	24,416	579,636
Backblaze, Inc., Class A*	7,931	27,362
BigBear.ai Holdings, Inc.(x)*	13,267	46,700
Cloudflare, Inc., Class A*	78,101	16,115,360
Commerce.com, Inc.*	9,786	26,129
Crexendo, Inc.*	2,291	14,135
CSP, Inc.(x)	1,099	9,506
DigitalOcean Holdings, Inc.(x)*	10,306	884,049
Grid Dynamics Holdings, Inc.*	7,790	44,403
Hackett Group, Inc. (The)	2,909	37,846
Information Services Group, Inc.	2,087	8,014
Rackspace Technology, Inc.(x)*	3,206	3,141
TSS, Inc.(x)*	2,962	38,536
Tucows, Inc., Class A(x)*	191	3,278
Unisys Corp.*	8,553	17,705
VTEX, Class A(x)*	7,546	30,184
Whitefiber, Inc.(x)*	1,008	12,005

		17,897,989

Semiconductors & Semiconductor Equipment (2.5%)
Aehr Test Systems(x)*	3,239	120,102
Aeluma, Inc.(x)*	244	3,194
Ambarella, Inc.*	5,598	288,157
Ambiq Micro, Inc.(x)*	1,552	39,436
Atomera, Inc.(x)*	4,708	17,938
Axcelis Technologies, Inc.*	327	30,437
Blaize Holdings, Inc.(x)*	6,964	12,674
CEVA, Inc.*	3,179	59,384
Credo Technology Group Holding Ltd.*	21,746	2,041,297
FormFactor, Inc.*	7,880	764,281
Impinj, Inc.*	3,796	389,849
indie Semiconductor, Inc., Class A(x)*	10,505	33,826
Kopin Corp.(x)*	21,801	49,052
Kulicke & Soffa Industries, Inc.	3,994	262,486
MaxLinear, Inc., Class A*	1,376	23,929
Navitas Semiconductor Corp., Class A(x)*	4,561	40,000
NVE Corp.	693	45,392
PDF Solutions, Inc.*	4,253	139,116
Power Integrations, Inc.	7,456	381,747
Rambus, Inc.*	14,539	1,250,790
Rigetti Computing, Inc.*	43,873	615,977
Semtech Corp.*	12,518	962,509
Silicon Laboratories, Inc.*	4,382	912,113
SiTime Corp.*	3,026	1,045,029
SkyWater Technology, Inc.*	4,795	131,431
Synaptics, Inc.*	460	32,218
Ultra Clean Holdings, Inc.*	403	25,059

		9,717,423

Software (8.8%)
A10 Networks, Inc.	8,123	187,804
ACI Worldwide, Inc.*	13,969	572,869
Adeia, Inc.	12,818	308,017
Agilysys, Inc.*	3,474	247,140
Airship AI Holdings, Inc.(x)*	2,548	5,758
Alarm.com Holdings, Inc.*	6,435	277,928
Alkami Technology, Inc.(x)*	9,358	146,640
Amplitude, Inc., Class A*	13,420	91,524
Appian Corp., Class A*	201,990	4,869,979
Arteris, Inc.*	513	8,434
Asana, Inc., Class A*	11,620	74,368
AudioEye, Inc.*	1,072	6,829
Aurora Innovation, Inc., Class A(x)*	2,116,395	8,719,547
AvePoint, Inc.*	20,269	192,758
Bitdeer Technologies Group, Class A(x)*	16,488	142,621
BitMine Immersion Technologies, Inc.(x)	272,762	5,395,232
Blackbaud, Inc.*	4,094	158,069
BlackLine, Inc.(x)*	6,714	248,418
Blend Labs, Inc., Class A*	25,549	43,433
Box, Inc., Class A*	14,780	349,399
Braze, Inc., Class A*	11,783	278,197
C3.ai, Inc., Class A(x)*	17,112	144,083
Cerence, Inc.*	1,598	10,083
Clear Secure, Inc., Class A	11,888	575,498
Clearwater Analytics Holdings, Inc., Class A*	37,736	892,456
Commvault Systems, Inc.*	5,979	465,704
Core Scientific, Inc.*	32,647	488,399
CS Disco, Inc.*	2,814	10,749
Daily Journal Corp.(x)*	136	65,598
Digimarc Corp.(x)*	2,064	10,134
Digital Turbine, Inc.(x)*	9,297	26,775
Domo, Inc., Class B*	4,381	13,406
D-Wave Quantum, Inc.(x)*	49,457	713,665
eGain Corp.*	983	7,756
EverCommerce, Inc.(x)*	1,693	19,351
Expensify, Inc., Class A*	5,121	4,455
Five9, Inc.*	10,551	160,059
Freshworks, Inc., Class A*	28,291	227,177
I3 Verticals, Inc., Class A(x)*	335	7,491
Intapp, Inc.*	7,830	201,153
InterDigital, Inc.	3,490	1,053,980
Kaltura, Inc.*	12,549	15,310
Life360, Inc.(x)*	2,783	113,602
LiveRamp Holdings, Inc.*	8,454	224,200
Mitek Systems, Inc.*	966	13,041
NextNav, Inc.*	12,655	202,733
OneSpan, Inc.	812	8,550
Ooma, Inc.*	3,499	50,910
Pagaya Technologies Ltd., Class A(x)*	8,113	94,516
PagerDuty, Inc.*	11,637	72,266
PAR Technology Corp.(x)*	3,153	42,029
Porch Group, Inc.*	9,652	69,205
Progress Software Corp.*	5,669	145,410
Q2 Holdings, Inc.*	8,412	397,888
Qualys, Inc.*	4,876	428,357
Rapid7, Inc.*	8,345	45,981
Red Violet, Inc.*	1,492	51,623
ReposiTrak, Inc.(x)	1,385	10,526
Rezolve AI plc(x)*	29,902	76,549
Rimini Street, Inc.*	1,157	3,795
SEMrush Holdings, Inc., Class A*	6,330	75,580
SoundHound AI, Inc., Class A(x)*	52,328	359,493
SoundThinking, Inc.(x)*	772	5,111
Sprinklr, Inc., Class A*	15,912	95,472

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Sprout Social, Inc., Class A*	6,903	$39,347
SPS Commerce, Inc.*	5,134	285,810
Tenable Holdings, Inc.*	15,994	270,539
Terawulf, Inc.(x)*	39,432	569,004
Varonis Systems, Inc.*	15,705	337,186
Vertex, Inc., Class A*	9,486	112,789
Via Transportation, Inc., Class A(x)*	97,045	1,455,675
Viant Technology, Inc., Class A*	1,858	20,810
Weave Communications, Inc.*	8,249	38,110
WM Technology, Inc.*	11,449	7,538
Workiva, Inc., Class A*	6,820	406,677
Yext, Inc.*	12,631	48,503
Zeta Global Holdings Corp., Class A(x)*	28,441	452,781

		34,069,852

Technology Hardware, Storage & Peripherals (3.3%)
CPI Card Group, Inc.*	1,028	14,916
Diebold Nixdorf, Inc.*	3,116	235,071
GPGI, Inc., Class A(x)	21,499	367,633
Infleqtion, Inc.(r)*	337,083	2,810,767
IonQ, Inc.(x)*	317,272	9,146,952
Quantum Computing, Inc.(x)*	26,886	184,169
Turtle Beach Corp.(x)*	1,524	15,453

		12,774,961

Total Information Technology		86,837,670

Materials (2.2%)
Chemicals (0.8%)
ASP Isotopes, Inc.(x)*	15,294	67,600
Balchem Corp.	4,407	746,898
Cabot Corp.	6,614	498,100
Chemours Co. (The)	20,296	447,121
Flotek Industries, Inc.(x)*	630	10,691
Hawkins, Inc.	2,643	405,965
Ingevity Corp.*	4,865	346,534
Innospec, Inc.	145	10,588
PureCycle Technologies, Inc.(x)*	17,801	92,387
Sensient Technologies Corp.	5,724	494,783
Solesence, Inc.*	2,992	2,838

		3,123,505

Construction Materials (0.3%)
Knife River Corp.*	7,662	625,602
Smith-Midland Corp.(x)*	476	15,484
Titan America SA(x)	3,447	51,636
United States Lime & Minerals, Inc.	1,486	194,087

		886,809

Containers & Packaging (0.0%)†
Ardagh Metal Packaging SA	4,264	17,269
Myers Industries, Inc.	597	12,645
O-I Glass, Inc.*	5,014	52,697

		82,611

Metals & Mining (1.1%)
Alpha Metallurgical Resources, Inc.*	463	95,040
American Battery Technology Co.(x)*	8,719	24,326
Century Aluminum Co.*	7,684	450,974
Coeur Mining, Inc.*	69,042	1,295,918
Compass Minerals International, Inc.*	3,204	74,813
Constellium SE*	6,887	169,283
Contango Silver & Gold, Inc.*	2,977	55,819
Critical Metals Corp.(x)*	2,870	22,788
Dakota Gold Corp.*	11,460	57,873
Hecla Mining Co.	20,361	379,325
Idaho Strategic Resources, Inc.*	2,015	64,722
Ivanhoe Electric, Inc.*	11,914	140,824
Kaiser Aluminum Corp.	1,144	137,863
Lifezone Metals Ltd.(x)*	4,386	14,737
Materion Corp.	553	79,991
NioCorp Developments Ltd.*	15,742	70,209
Novagold Resources, Inc.*	35,374	317,659
Perpetua Resources Corp.*	11,680	328,442
Ramaco Resources, Inc., Class A*	5,663	87,550
United States Antimony Corp.(x)*	16,037	140,003
US Gold Corp.(x)*	1,779	27,023
US Goldmining, Inc.(x)*	394	4,582
USA Rare Earth, Inc.(x)*	12,326	186,554
Vox Royalty Corp.	7,721	40,458

		4,266,776

Paper & Forest Products (0.0%)†
Sylvamo Corp.	1,187	50,139

Total Materials		8,409,840

Real Estate (7.3%)
Diversified REITs (0.0%)†
Gladstone Commercial Corp. (REIT)	1,513	17,293

Health Care REITs (0.2%)
American Healthcare REIT, Inc. (REIT)(x)	8,460	398,974
CareTrust REIT, Inc. (REIT)	2,896	106,138
National Health Investors, Inc. (REIT)	1,452	117,409
Strawberry Fields REIT, Inc. (REIT)	1,115	13,268
Universal Health Realty Income Trust (REIT)	1,473	59,612

		695,401

Hotel & Resort REITs (0.3%)
DiamondRock Hospitality Co. (REIT)	16,134	151,176
Ryman Hospitality Properties, Inc. (REIT)	8,291	765,011
Sunstone Hotel Investors, Inc. (REIT)	1,520	13,695
Xenia Hotels & Resorts, Inc. (REIT)	1,992	29,541

		959,423

Real Estate Management & Development (6.4%)
Compass, Inc., Class A*	66,347	484,997
eXp World Holdings, Inc.(x)	11,813	70,760
Landbridge Co. LLC, Class A(x)	118,831	8,205,281
Maui Land & Pineapple Co., Inc.*	985	15,159
Opendoor Technologies, Inc.*	3,363,977	15,743,412
Real Brokerage, Inc. (The)*	19,233	48,082
St Joe Co. (The)	5,147	323,232

		24,890,923

Residential REITs (0.1%)
NexPoint Residential Trust, Inc. (REIT)	718	17,950
UMH Properties, Inc. (REIT)	11,041	159,322

		177,272

Retail REITs (0.2%)
Alexander’s, Inc. (REIT)(x)	299	70,624
CBL & Associates Properties, Inc. (REIT)	1,843	70,826
NETSTREIT Corp. (REIT)(x)	2,928	55,134
Phillips Edison & Co., Inc. (REIT)	3,046	113,981
Saul Centers, Inc. (REIT)	1,615	52,617
Tanger, Inc. (REIT)	13,907	472,560

		835,742

Specialized REITs (0.1%)
Outfront Media, Inc. (REIT)	20,018	530,477

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Total Real Estate		$28,106,531

Utilities (0.2%)
Electric Utilities (0.1%)
Genie Energy Ltd., Class B	361	5,105
MGE Energy, Inc.	2,580	199,408
Oklo, Inc., Class A(x)*	3,861	191,467
Otter Tail Corp.	377	33,089

		429,069

Gas Utilities (0.0%)†
Chesapeake Utilities Corp.	1,072	135,469

Independent Power and Renewable Electricity Producers (0.0%)†
Hallador Energy Co.*	4,343	70,704
Montauk Renewables, Inc.(x)*	2,651	3,049

		73,753

Water Utilities (0.1%)
American States Water Co.	3,413	258,091
Cadiz, Inc.*	7,652	37,571
Consolidated Water Co. Ltd.	704	23,316
Global Water Resources, Inc.	1,601	12,152
Middlesex Water Co.	338	17,593
York Water Co. (The)	238	7,247

		355,970

Total Utilities		994,261

Total Common Stocks (97.8%) (Cost $363,946,997)		378,034,139

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	2,584	—
Akero Therapeutics, Inc., CVR *	10,764	5,382
Chinook Therapeutics, Inc., CVR *	2,496	500
Sanofi Aatd, Inc., CVR(r)*	3,248	1,577

		7,459

Life Sciences Tools & Services (0.0%)
OmniAb, Inc., expiring 11/1/27(r)*	226	—

Total Health Care		7,459

Information Technology (0.0%)†
Electronic Equipment, Instruments & Components (0.0%)†
M-Tron Industries, Inc., expiring 4/15/26*	373	783

Total Information Technology		783

Total Rights (0.0%)† (Cost $6,824)		8,242

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.0%)†
Specialty Retail (0.0%)†
Bed Bath & Beyond, Inc., expiring 10/7/26*	2,254	1,265

Total Consumer Discretionary		1,265

Health Care (0.0%)
Life Sciences Tools & Services (0.0%)
SomaLogic, Inc., expiring 8/31/26(r)*	10,119	—

Total Health Care		—

Real Estate (0.0%)†
Real Estate Management & Development (0.0%)†
Opendoor Technologies, Inc., expiring 11/20/26(x)*	56,874	20,634

Total Real Estate		20,634

Total Warrants (0.0%)† (Cost $—)		21,899

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (8.0%)
Allspring Government Money Market Fund, Select Shares 3.60% (7 day yield) (xx)	10,000,000	10,000,000
BlackRock Liquidity FedFund, Institutional Shares 3.55% (7 day yield) (xx)	1,000,000	1,000,000
Goldman Sachs Financial Square Funds - Government Fund 3.56% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	5,968,246	5,968,246
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	3,859,351	3,859,737
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.57% (7 day yield) (xx)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 3.60% (7 day yield) (xx)	2,000,000	2,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 3.56% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		30,827,983

Total Short-Term Investments (8.0%) (Cost $30,827,983)		30,827,983

Total Investments in Securities (105.8%) (Cost $394,781,804)		408,892,263
Other Assets Less Liabilities (-5.8%)		(22,249,449)

Net Assets (100%)		$386,642,814

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the market value or fair value, as applicable, of these securities amounted to $154,954 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $67,248,866. This was collateralized by $38,621,088 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.375%, maturing 4/15/26 – 11/15/55 and by cash of $26,968,246 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

FNMA — Federal National Mortgage Association

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	8	6/2026	USD	1,004,880	3,117

					3,117

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$4,533,143	$—	$—		$4,533,143
Consumer Discretionary	32,969,261	374,589	—		33,343,850
Consumer Staples	8,888,646	—	—		8,888,646
Energy	10,456,131	—	—		10,456,131
Financials	26,936,575	—	—		26,936,575
Health Care	109,998,766	2,664,063	—		112,662,829
Industrials	56,864,663	—	—		56,864,663
Information Technology	84,026,903	—	2,810,767		86,837,670
Materials	8,409,840	—	—		8,409,840
Real Estate	28,106,531	—	—		28,106,531
Utilities	994,261	—	—		994,261
Futures	3,117	—	—		3,117
Rights
Health Care	—	5,882	1,577		7,459
Information Technology	783	—	—		783
Short-Term Investments
Investment Companies	30,827,983	—	—		30,827,983
Warrants
Consumer Discretionary	1,265	—	—		1,265
Health Care	—	—	—	(a)	—	(a)
Real Estate	20,634	—	—		20,634

Total Assets	$403,038,502	$3,044,534	$2,812,344		$408,895,380

Total Liabilities	$—	$—	$—		$—

Total	$403,038,502	$3,044,534	$2,812,344		$408,895,380

(a)	Value is zero.

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$109,523,318
Aggregate gross unrealized depreciation	(99,782,881)

Net unrealized appreciation	$9,740,437

Federal income tax cost of investments in securities and derivative instruments, if applicable	$399,154,943

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (2.9%)
Auto Abs Spanish Loans FT,
Series 2022-1 A
2.507%, 2/28/32(l)(m)	EUR	68,656	$79,350
CIT Mortgage Loan Trust,
Series 2007-1 1M1
5.293%, 10/25/37(l)§		$120,366	119,679
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4 M3
4.483%, 10/25/35(l)		100,000	92,638
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB6 A3
4.013%, 7/25/37(l)§		236,149	155,613
CWABS Asset-Backed Certificates Trust,
Series 2007-1 1A
4.073%, 7/25/37(l)		49,589	46,052
Series 2007-6 1A
4.193%, 9/25/37(l)		10,629	9,741
Series 2007-8 1A1
3.983%, 11/25/37(l)		98,055	92,578
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1
4.533%, 8/25/47(l)		21,297	20,914
GSAA Trust,
Series 2006-7 AF4A
6.720%, 3/25/46(e)		16,510	8,514
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-A 1A
4.013%, 4/25/37(l)		15,988	12,121
Invesco Euro CLO V DAC,
Series 5A AR
3.036%, 1/15/34(l)§	EUR	484,513	558,851
Invesco Euro CLO XI DAC,
Series 11A A1R
3.287%, 10/22/36(l)§		500,000	575,427
Invesco Euro CLO XII DAC,
Series 12A A1R
3.277%, 7/15/37(l)§		500,000	575,623
Lehman XS Trust,
Series 2007-20N A1
6.093%, 12/25/37(l)		$80,022	87,852
Long Beach Mortgage Loan Trust,
Series 2006-7 2A2
4.033%, 8/25/36(l)		60,453	23,246
Marzio Finance Srl,
Series 2024-15 A
2.737%, 9/28/49(l)(m)	EUR	407,585	471,066
MASTR Asset-Backed Securities Trust,
Series 2006-WMC4 A5
4.093%, 10/25/36(l)		$104,221	32,020
New Century Home Equity Loan Trust,
Series 2004-4 M1
4.558%, 2/25/35(l)		38,449	37,580
Option One Mortgage Loan Trust,
Series 2004-3 M2
4.648%, 11/25/34(l)		9,309	9,968
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C
4.113%, 7/25/36(l)		149,663	48,253
Series 2006-HE2 A2C
3.943%, 7/25/36(l)		42,722	15,351
Soundview Home Loan Trust,
Series 2007-OPT1 1A1
3.993%, 6/25/37(l)		87,159	59,970
Series 2007-OPT2 2A3
3.973%, 7/25/37(l)		39,015	36,085

Total Asset-Backed Securities			3,168,492

Collateralized Mortgage Obligations (4.1%)
Alba plc,
Series 2007-1 A3
4.022%, 3/17/39(l)(m)	GBP	96,904	125,948
Alternative Loan Trust,
Series 2005-29CB A4
5.000%, 7/25/35		$27,316	14,182
Series 2006-HY11 A1
4.033%, 6/25/36(l)		51,976	50,264
Series 2007-1T1 1A1
6.000%, 3/25/37		141,511	44,568
Series 2007-4CB 1A35
6.000%, 4/25/37		22,809	19,181
Alternative Loan Trust Resecuritization,
Series 2008-2R 1A1
6.000%, 8/25/37(l)		34,003	27,616
Angel Oak Mortgage Trust,
Series 2020-4 A1
1.469%, 6/25/65(l)§		20,752	20,174
Atlas Funding plc,
Series 2025-1 A
4.532%, 7/20/62(l)(m)	GBP	494,377	652,602
Brants Bridge plc,
Series 2023-1 A
4.635%, 6/14/66(l)(m)		137,950	182,680
CHL Mortgage Pass-Through Trust,
Series 2007-1 A1
6.000%, 3/25/37		$42,890	17,472
Citigroup Mortgage Loan Trust,
Series 2007-AR4 1A1A
4.492%, 3/25/37(l)		34,921	30,377
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM2 1CB1
5.500%, 8/25/34		3,835	3,795
CSMC Trust,
Series 2007-4R 1A1
4.945%, 10/26/36(l)§		2,366	2,137
Curzon Mortgages plc,
Series 1 A2
4.951%, 7/28/49(l)(m)	GBP	405,146	536,516

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
DSLA Mortgage Loan Trust,
Series 2005-AR6 2A1A
4.371%, 10/19/45(l)		$33,769	$31,572
Dutch Property Finance BV,
Series 2022-2 A
2.938%, 4/28/62(l)(m)	EUR	196,202	227,229
GNMA,
Series 2016-H17 FC
4.613%, 8/20/66(l)		$43,029	43,191
GSR Mortgage Loan Trust,
Series 2004-12 3A6
5.163%, 12/25/34(l)		2,253	2,125
Series 2005-AR4 6A1
4.993%, 7/25/35(l)		6,765	6,514
Harbour NO 2 plc,
Series 2 A2
4.801%, 10/28/54(l)(m)	GBP	807,671	1,068,567
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1
4.253%, 3/25/36(l)		$19,163	18,285
Lehman Mortgage Trust,
Series 2005-3 4A1
5.081%, 1/25/36(l)		3,965	3,800
New Residential Mortgage Loan Trust,
Series 2018-3A A1
4.500%, 5/25/58(l)§		23,309	22,698
Polaris plc,
Series 2025-3A A
4.549%, 10/27/69(l)§	GBP	499,989	660,794
RALI Trust,
Series 2007-QH8 A
4.788%, 10/25/37(l)		$22,711	18,076
Residential Asset Securitization Trust,
Series 2006-A10 A5
6.500%, 9/25/36		115,527	32,473
Sequoia Mortgage Trust,
Series 6 A
4.431%, 4/19/27(l)		7,926	7,864
Silverstone Master Issuer plc,
Series 2024-1 1A
4.204%, 1/21/79(l)(m)	GBP	400,000	528,177
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2006-5 2CB1
6.000%, 7/25/36		$20,496	14,579

Total Collateralized Mortgage Obligations			4,413,456

Commercial Mortgage-Backed Securities (0.1%)
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A
5.170%, 12/15/31(l)§		55,130	54,493

Total Commercial Mortgage-Backed Securities			54,493

Corporate Bonds (3.4%)
Financials (1.9%)
Banks (1.9%)
Kreditanstalt fuer Wiederaufbau
2.625%, 1/10/34(m)	EUR	1,800,000	2,007,988
Nordea Kredit Realkreditaktieselskab
0.500%, 10/1/43	DKK	2	—
1.000%, 10/1/50(m)		2	—
0.500%, 10/1/53		2	1
1.500%, 10/1/53		2	—
4.000%, 10/1/56		2	—

			2,007,989

Financial Services (0.0%)†
Jyske Realkredit A/S
Series CCE
0.500%, 10/1/43		2	—
1.000%, 10/1/50(m)		2	—
1.000%, 10/1/50		2	1
1.000%, 10/1/53		2	—
Nykredit Realkredit A/S
Series 01e
5.000%, 10/1/53(m)		2	—
4.000%, 10/1/56(m)		2	—
Series 01E
0.500%, 10/1/43(m)		2	—
1.000%, 10/1/53(m)		4	1
2.000%, 10/1/53(m)		2	—
3.000%, 10/1/53(m)		433,233	62,352
4.000%, 10/1/56(m)		2	—
Series 01EE
1.000%, 10/1/50(m)		2	—
1.500%, 10/1/52(m)		2	—
1.500%, 10/1/53(m)		2	1
Series CCE
1.000%, 10/1/50(m)		2	—
Realkredit Danmark A/S
1.000%, 10/1/53(m)		4	—
Series 23S
1.500%, 10/1/53(m)		2	—
3.000%, 10/1/53(m)		2	1
Series 27S
1.500%, 10/1/53(m)		2	—
Series CCS
1.000%, 10/1/50(m)		2	—
4.000%, 10/1/56(m)		2	1

			62,357

Total Financials			2,070,346

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Industrials (1.5%)
Ground Transportation (1.5%)
Network Rail Infrastructure Finance plc
Series RPI
1.750%, 11/22/27	GBP	1,188,288	$1,631,453

Total Industrials			1,631,453

Total Corporate Bonds			3,701,799

Foreign Government Securities (75.7%)
Bonos and Obligaciones del Estado
3.450%, 10/31/34(m)(z)	EUR	2,500,000	2,906,065
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	200,000	60,114
Buoni Poliennali del Tesoro
1.300%, 5/15/28 TIPS(m)	EUR	3,704,228	4,402,558
0.400%, 5/15/30 TIPS(m)		1,485,420	1,700,232
3.450%, 7/15/31(m)(z)		1,800,000	2,094,185
1.100%, 8/15/31 TIPS(m)		800,544	936,339
0.100%, 5/15/33 TIPS(m)		713,376	756,516
1.800%, 5/15/36 TIPS(m)		3,104,220	3,606,965
2.550%, 9/15/41 TIPS(m)		416,892	518,803
2.550%, 5/15/56 TIPS(m)		101,609	120,311
Canada Government Bond
3.000%, 12/1/36 TIPS	CAD	801,035	664,754
2.000%, 12/1/41 TIPS		296,714	222,147
1.500%, 12/1/44 TIPS		185,554	127,703
1.250%, 12/1/47 TIPS		535,320	345,366
0.500%, 12/1/50 TIPS		317,390	167,905
Cassa Depositi e Prestiti SpA
4.375%, 10/1/30(m)		$200,000	198,566
Commonwealth of Australia
1.500%, 6/21/31	AUD	3,300,000	1,942,186
2.000%, 8/21/35 TIPS(m)		982,867	643,373
1.250%, 8/21/40 TIPS(m)		404,188	225,731
Federal Republic of Germany
0.500%, 4/15/30 TIPS(m)	EUR	129,240	151,103
0.100%, 4/15/33 TIPS(m)		490,640	548,336
0.100%, 4/15/46 TIPS(m)		519,464	479,127
French Republic
1.850%, 7/25/27 TIPS(m)		1,777,464	2,139,891
0.100%, 3/1/28 TIPS(m)		954,256	1,091,996
0.100%, 3/1/29 TIPS(m)		738,612	851,920
0.100%, 7/25/31 TIPS(m)		1,465,020	1,642,189
0.100%, 3/1/32 TIPS(m)		687,846	737,902
3.150%, 7/25/32 TIPS(m)		632,536	834,859
0.100%, 7/25/36 TIPS(m)		1,685,720	1,695,240
0.550%, 3/1/39 TIPS(m)		315,633	307,921
1.800%, 7/25/40 TIPS(m)		146,482	171,072
0.950%, 7/25/43 TIPS(m)		417,404	418,519
Japan Government Bond
3.400%, 12/20/55	JPY	100,000,000	601,233
Japan Government Bond CPI Linked
0.100%, 3/10/28 TIPS		270,684,540	1,711,304
0.100%, 3/10/29 TIPS		274,463,640	1,723,825
0.005%, 3/10/34 TIPS		73,718,400	447,269
0.005%, 3/10/35 TIPS		102,237,000	615,096
Kingdom of Denmark
0.100%, 11/15/30 TIPS	DKK	1,898,704	290,051
Kingdom of Saudi Arabia
5.125%, 1/13/28§		$600,000	604,200
Kingdom of Spain
0.650%, 11/30/27 TIPS(m)	EUR	1,147,302	1,356,980
1.000%, 11/30/30 TIPS(m)		1,341,102	1,589,650
0.700%, 11/30/33 TIPS(m)		1,381,655	1,562,805
Kingdom of Sweden
0.125%, 6/1/26 TIPS(m)	SEK	9,272,078	976,504
0.125%, 12/1/27 TIPS(m)		657,934	67,330
New Zealand Government Bond
2.500%, 9/20/35 TIPS(m)	NZD	135,609	78,468
2.500%, 9/20/40 TIPS(m)		402,566	221,184
3.250%, 9/20/50 TIPS		304,897	178,893
Queensland Treasury Corp.
4.500%, 8/22/35(m)	AUD	200,000	127,111
5.250%, 7/21/36(m)		800,000	534,225
Romania Government Bond
5.875%, 7/11/32(m)	EUR	800,000	934,505
State of North Rhine-Westphalia Germany
2.000%, 6/15/32(m)(z)		300,000	325,772
Treasury Corp. of Victoria
2.250%, 9/15/33(m)	AUD	1,300,000	723,401
U.K. Treasury Bonds
4.375%, 3/7/30(m)(z)	GBP	6,400,000	8,456,131
4.125%, 3/7/31(m)		1,400,000	1,824,614
0.250%, 7/31/31(m)(z)		900,000	958,805
U.K. Treasury Inflation Linked Bonds
1.250%, 11/22/27 TIPS(m)		2,094,130	2,870,106
0.125%, 8/10/28 TIPS(m)		1,164,328	1,560,600
0.125%, 8/10/31 TIPS(m)		761,299	986,202
1.250%, 11/22/32 TIPS(m)		336,901	457,605
0.750%, 11/22/33 TIPS(m)		873,416	1,130,331
2.000%, 1/26/35 TIPS(m)		934,562	1,291,881
1.125%, 9/22/35 TIPS(m)		935,730	1,211,260

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
0.125%, 11/22/36 TIPS(m)	GBP	1,015,924	$1,162,944
1.125%, 11/22/37 TIPS(m)		803,788	1,009,976
0.625%, 3/22/40 TIPS(m)		938,470	1,055,052
0.125%, 8/10/41 TIPS(m)		798,127	807,999
0.625%, 11/22/42 TIPS(m)		1,052,035	1,130,117
0.125%, 3/22/44 TIPS(m)		1,005,846	947,020
0.125%, 3/22/46 TIPS(m)		565,956	507,598
0.750%, 11/22/47 TIPS(m)		1,075,822	1,089,940
0.125%, 8/10/48 TIPS(m)		709,886	605,519
0.500%, 3/22/50 TIPS(m)		818,892	748,943
0.125%, 3/22/51 TIPS(m)		276,358	223,321
0.250%, 3/22/52 TIPS(m)		716,929	592,491
1.250%, 11/22/54 TIPS(m)		644,088	691,910
1.250%, 11/22/55 TIPS(m)		509,111	544,789
0.125%, 11/22/56 TIPS(m)		314,523	232,630
0.125%, 3/22/58 TIPS(m)		336,698	242,993
0.375%, 3/22/62 TIPS(m)		894,382	683,825
0.125%, 11/22/65 TIPS(m)		585,176	382,165
0.125%, 3/22/68 TIPS(m)		724,260	462,529
0.125%, 3/22/73 TIPS(m)		131,811	84,900

Total Foreign Government Securities			81,333,896

Mortgage-Backed Securities (17.9%)
FHLMC UMBS
6.500%, 8/1/54		$207,237	214,181
FNMA UMBS
6.500%, 12/1/53		85,031	88,066
FNMA/FHLMC UMBS, 30 Year, Single Family
4.000%, 4/25/56 TBA		2,000,000	1,885,625
5.000%, 5/25/56 TBA		6,000,000	5,908,359
6.000%, 5/25/56 TBA		2,000,000	2,035,469
4.500%, 6/25/56 TBA		2,400,000	2,311,313
6.500%, 6/25/56 TBA		4,000,000	4,131,562
GNMA
3.000%, 4/15/56 TBA		3,000,000	2,677,500

Total Mortgage-Backed Securities			19,252,075

Supranational (4.3%)
European Financial Stability Facility
2.375%, 6/21/32(m)	EUR	1,300,000	1,439,497
European Union
3.375%, 12/12/35(m)(z)		1,000,000	1,152,345
3.250%, 12/12/36(m)		1,000,000	1,128,747
4.000%, 10/12/55(m)(z)		800,000	904,896

Total Supranational			4,625,485

U.S. Treasury Obligations (61.2%)
U.S. Treasury Inflation Linked Bonds
1.750%, 1/15/28 TIPS		$1,237,374	1,254,725
3.875%, 4/15/29 TIPS		989,250	1,066,992
2.125%, 2/15/40 TIPS		481,542	471,640
2.125%, 2/15/41 TIPS		905,990	877,018
0.750%, 2/15/42 TIPS		1,856,852	1,430,667
0.625%, 2/15/43 TIPS(v)		389,040	286,723
1.375%, 2/15/44 TIPS		1,995,679	1,650,755
0.750%, 2/15/45 TIPS(z)		2,389,511	1,717,049
1.000%, 2/15/46 TIPS(z)		2,306,119	1,712,662
0.875%, 2/15/47 TIPS		1,107,563	786,309
1.000%, 2/15/48 TIPS		929,867	668,667
0.250%, 2/15/50 TIPS		253,020	143,565
0.125%, 2/15/51 TIPS		449,741	239,452
0.125%, 2/15/52 TIPS		116,840	60,778
1.500%, 2/15/53 TIPS(v)		328,257	252,297
2.125%, 2/15/54 TIPS		847,824	748,908
2.375%, 2/15/55 TIPS		103,075	95,993
U.S. Treasury Inflation Linked Notes
0.125%, 7/15/26 TIPS		1,533,308	1,554,861
0.375%, 1/15/27 TIPS(z)		6,166,833	6,176,229
0.125%, 4/15/27 TIPS(w)		345,588	343,510
0.375%, 7/15/27 TIPS		1,316,334	1,315,695
1.625%, 10/15/27 TIPS		1,427,374	1,449,010
0.500%, 1/15/28 TIPS(z)		3,007,704	2,983,730
0.750%, 7/15/28 TIPS(z)		2,358,247	2,350,718
2.375%, 10/15/28 TIPS		955,710	989,285
0.875%, 1/15/29 TIPS		90,168	89,493
2.125%, 4/15/29 TIPS		525,775	539,606
0.250%, 7/15/29 TIPS		1,358,005	1,320,609
1.625%, 10/15/29 TIPS(z)		3,411,144	3,465,214
0.125%, 1/15/30 TIPS		1,769,852	1,693,380
1.625%, 4/15/30 TIPS(z)		4,700,050	4,746,209
0.125%, 7/15/30 TIPS		545,489	519,133
1.125%, 10/15/30 TIPS		703,864	697,492
0.125%, 7/15/31 TIPS(z)		5,618,644	5,249,424
0.125%, 1/15/32 TIPS		1,056,006	971,862
0.625%, 7/15/32 TIPS(z)		3,918,040	3,696,686
1.125%, 1/15/33 TIPS		1,637,850	1,577,825
1.375%, 7/15/33 TIPS(z)		2,784,444	2,722,886
1.750%, 1/15/34 TIPS		634,866	632,346
1.875%, 7/15/34 TIPS(z)		2,384,065	2,395,994
2.125%, 1/15/35 TIPS(z)		2,061,260	2,096,270
1.875%, 7/15/35 TIPS(z)		2,734,938	2,723,551

Total U.S. Treasury Obligations			65,765,218

Total Long-Term Debt Securities (169.6%) (Cost $189,966,940)			182,314,914

Total Investments in Securities (169.6%) (Cost $189,966,940)			182,314,914
Other Assets Less Liabilities (-69.6%)			(74,816,366)

Net Assets (100%)			$107,498,548

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, the market value of these securities amounted to $3,349,689 or 3.1% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2026. Maturity date disclosed is the ultimate maturity date.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2026.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the market value or fair value, as applicable, of these securities amounted to $82,199,814 or 76.5% of net assets.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $291,734.

(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $343,468.
(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

COP — Colombian Peso

CPI — Consumer Price Index

DKK — Denmark Krone

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

JPY — Japanese Yen

MXN — Mexican Peso

NZD — New Zealand Dollar

OAT — Obligations Assimilables du Trésor

PEN — Peruvian Sol

SEK — Swedish Krona

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

TRY — Turkish Lira

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

ZAR — South African Rand

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	3.9%
Canada	1.4
Denmark	0.3
France	9.2
Germany	3.3
Ireland	1.6
Italy	13.8
Japan	4.7
Netherlands	0.2
New Zealand	0.4
Peru	0.0 #
Romania	0.9
Saudi Arabia	0.6
Spain	7.0
Supranational	4.3
Sweden	1.0
United Kingdom	36.6
United States	80.4
Cash and Other	(69.6)

100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-BTP	19	6/2026	EUR	2,553,643	(87,616)
Euro-Bund	21	6/2026	EUR	3,043,573	(20,351)
Euro-Schatz	1	6/2026	EUR	122,231	(580)
Long Gilt	5	6/2026	GBP	580,994	(11,119)
Short-Term Euro-BTP	46	6/2026	EUR	5,627,949	(80,252)
U.S. Treasury 10 Year Note	23	6/2026	USD	2,554,078	(52,319)
U.S. Treasury Long Bond	12	6/2026	USD	1,366,500	(44,735)
3 Month Euro EURIBOR	34	9/2026	EUR	9,555,036	(2,011)

					(298,983)

Short Contracts
Australia 10 Year Bond	(19)	6/2026	AUD	(1,412,550)	9,393
Euro-Bobl	(47)	6/2026	EUR	(6,270,729)	71,462
Euro-Buxl	(23)	6/2026	EUR	(2,931,212)	31,098
Euro-OAT	(31)	6/2026	EUR	(4,252,823)	123,549
Japan 10 Year Bond	(4)	6/2026	JPY	(3,284,333)	38,534
U.S. Treasury 2 Year Note	(36)	6/2026	USD	(7,468,031)	52,410
U.S. Treasury 5 Year Note	(84)	6/2026	USD	(9,087,094)	131,805
U.S. Treasury 10 Year Ultra Note	(89)	6/2026	USD	(10,102,891)	123,591
U.S. Treasury Ultra Bond	(22)	6/2026	USD	(2,564,375)	48,897

					630,739

					331,756

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL	951,613	USD	182,480	Bank of America**	4/2/2026	1,235
TRY	2,004,953	USD	44,437	Barclays Bank plc	4/2/2026	678
USD	4,364,540	AUD	6,162,000	Barclays Bank plc	4/2/2026	113,068
USD	1,607,951	CAD	2,197,541	Bank of America	4/2/2026	28,237
USD	551,973	EUR	475,000	Bank of America	4/2/2026	2,944
USD	35,756,675	EUR	30,382,251	Barclays Bank plc	4/2/2026	639,350
USD	697,376	GBP	520,000	Bank of America	4/2/2026	9,104
USD	28,937,848	GBP	21,396,090	Barclays Bank plc	4/2/2026	617,983
USD	1,684,804	GBP	1,258,000	Goldman Sachs Bank USA	4/2/2026	19,715
USD	217,937	GBP	164,000	JPMorgan Chase Bank	4/2/2026	866
USD	5,956,247	JPY	926,173,709	Bank of America	4/2/2026	120,427
USD	17,148	JPY	2,700,000	Barclays Bank plc	4/2/2026	135
USD	293,765	NZD	494,000	Barclays Bank plc	4/2/2026	9,888
USD	209,771	NZD	349,092	Goldman Sachs Bank USA	4/2/2026	9,165
USD	1,051,248	SEK	9,538,331	Barclays Bank plc	4/2/2026	43,676
TRY	508,822	USD	11,298	Goldman Sachs Bank USA	4/3/2026	139
USD	579,141	DKK	3,680,000	Barclays Bank plc	4/7/2026	9,776
COP	370,571,753	USD	100,652	Bank of America**	4/10/2026	8
COP	631,507,482	USD	169,989	Goldman Sachs Bank USA**	4/10/2026	1,551
TRY	2,027,838	USD	44,437	Barclays Bank plc	4/14/2026	532
TRY	2,032,282	USD	44,437	Barclays Bank plc	4/16/2026	502
TRY	377,263	USD	8,268	Barclays Bank plc	4/17/2026	63
TRY	1,009,969	USD	22,071	Barclays Bank plc	4/20/2026	135
TRY	1,641,024	USD	35,540	Barclays Bank plc	4/21/2026	490
TRY	2,066,943	USD	44,437	Barclays Bank plc	4/28/2026	489
TRY	255,447	USD	5,520	Barclays Bank plc	4/29/2026	24
TRY	2,221,073	USD	47,658	Barclays Bank plc	4/30/2026	478
TRY	2,492,511	USD	53,334	Barclays Bank plc	5/4/2026	423
USD	1,586,443	CAD	2,197,033	Barclays Bank plc	5/4/2026	4,868
TRY	1,658,119	USD	35,556	Barclays Bank plc	5/5/2026	170
USD	30,633,059	GBP	23,132,090	JPMorgan Chase Bank	5/5/2026	16,947
TRY	2,066,426	USD	44,445	Barclays Bank plc	5/6/2026	35
BRL	968,658	USD	179,886	Goldman Sachs Bank USA**	6/2/2026	4,625
USD	249,366	PEN	845,227	Goldman Sachs Bank USA**	6/17/2026	7,473
COP	1,058,921,440	USD	268,401	Bank of America**	9/16/2026	8,779

Total unrealized appreciation						1,673,978

CAD	2,200,079	USD	1,586,443	Barclays Bank plc	4/2/2026	(4,904)
EUR	61,000	USD	71,055	Barclays Bank plc	4/2/2026	(548)
EUR	1,563,000	USD	1,841,069	JPMorgan Chase Bank	4/2/2026	(34,475)
GBP	206,000	USD	276,133	Barclays Bank plc	4/2/2026	(3,472)
JPY	151,700,000	USD	959,205	Barclays Bank plc	4/2/2026	(3,344)
USD	179,886	BRL	955,913	Goldman Sachs Bank USA**	4/2/2026	(4,659)
USD	1,134,733	EUR	983,000	JPMorgan Chase Bank	4/2/2026	(1,467)
USD	20,871	TRY	931,097	Barclays Bank plc	4/2/2026	(80)
USD	11,298	TRY	508,357	Goldman Sachs Bank USA	4/2/2026	(141)
USD	11,321	TRY	513,288	Barclays Bank plc	4/3/2026	(216)
DKK	1,975,000	USD	308,040	JPMorgan Chase Bank	4/7/2026	(2,470)
USD	11,036	TRY	504,445	Barclays Bank plc	4/9/2026	(230)
USD	43,993	COP	168,888,897	Bank of America**	4/10/2026	(1,883)
USD	218,938	COP	833,190,339	Goldman Sachs Bank USA**	4/10/2026	(7,386)
USD	11,036	TRY	507,148	Barclays Bank plc	4/13/2026	(226)
USD	44,437	TRY	2,014,289	Barclays Bank plc	4/14/2026	(231)
USD	8,268	TRY	376,932	Barclays Bank plc	4/16/2026	(67)
USD	8,276	TRY	382,008	Barclays Bank plc	4/17/2026	(159)
MXN	4,962,274	USD	277,123	JPMorgan Chase Bank	4/20/2026	(674)
USD	22,071	TRY	1,022,527	Barclays Bank plc	4/20/2026	(411)
ZAR	4,748,210	USD	284,351	JPMorgan Chase Bank	4/20/2026	(4,141)
USD	22,071	TRY	1,010,874	Barclays Bank plc	4/21/2026	(123)
USD	13,469	TRY	615,642	JPMorgan Chase Bank	4/21/2026	(48)
USD	8,280	TRY	385,186	Barclays Bank plc	4/22/2026	(165)
USD	5,509	TRY	256,940	Barclays Bank plc	4/24/2026	(108)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	5,520	TRY	255,201	Barclays Bank plc	4/28/2026	(27)
USD	5,520	TRY	258,888	Barclays Bank plc	4/29/2026	(99)
USD	8,276	TRY	388,724	Barclays Bank plc	4/30/2026	(149)
USD	4,225,499	AUD	6,162,000	Deutsche Bank AG	5/4/2026	(24,246)
USD	261,499	DKK	1,695,110	JPMorgan Chase Bank	5/4/2026	(1,173)
USD	34,781,262	EUR	30,216,251	Bank of America	5/4/2026	(200,453)
USD	997,733	SEK	9,489,027	Barclays Bank plc	5/4/2026	(6,393)
TRY	6,276,655	USD	135,826	Barclays Bank plc	5/5/2026	(588)
USD	4,867,375	JPY	774,250,850	Bank of America	5/7/2026	(27,493)
USD	84,984	COP	320,126,769	Goldman Sachs Bank USA**	6/17/2026	(617)
USD	83,727	COP	318,510,067	Goldman Sachs Bank USA**	7/21/2026	(797)
USD	96,970	COP	370,571,753	Bank of America**	9/16/2026	(29)

Total unrealized depreciation						(333,692)

Net unrealized appreciation						1,340,286

**	Non-deliverable forward.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$3,168,492	$—	$3,168,492
Collateralized Mortgage Obligations	—	4,413,456	—	4,413,456
Commercial Mortgage-Backed Securities	—	54,493	—	54,493
Corporate Bonds
Financials	—	2,070,346	—	2,070,346
Industrials	—	1,631,453	—	1,631,453
Foreign Government Securities	—	81,333,896	—	81,333,896
Forward Currency Contracts	—	1,673,978	—	1,673,978
Futures	630,739	—	—	630,739
Mortgage-Backed Securities	—	19,252,075	—	19,252,075
Supranational	—	4,625,485	—	4,625,485
U.S. Treasury Obligations	—	65,765,218	—	65,765,218

Total Assets	$630,739	$183,988,892	$—	$184,619,631

Liabilities:
Forward Currency Contracts	$—	$(333,692)	$—	$(333,692)
Futures	(298,983)	—	—	(298,983)

Total Liabilities	$(298,983)	$(333,692)	$—	$(632,675)

Total	$331,756	$183,655,200	$—	$183,986,956

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,846,028
Aggregate gross unrealized depreciation	(23,519,114)

Net unrealized depreciation	$(13,673,086)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$197,660,042

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (4.0%)
37 Capital CLO 1 Ltd.,
Series 2021-1A AR
4.952%, 10/15/34(l)§		$400,000	$399,510
Arbour CLO VI DAC,
Series 6A AR
3.134%, 11/15/37(l)§	EUR	400,000	462,846
Argent Mortgage Loan Trust,
Series 2005-W1 A1
4.273%, 5/25/35(l)		$12,472	11,256
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-HE1 M4
5.761%, 1/25/35(l)		309,016	307,870
BlueMountain CLO Ltd.,
Series 2016-3A A1R2
4.853%, 11/15/30(l)§		43,822	43,839
C-Bass Trust,
Series 2006-CB9 A1
3.913%, 11/25/36(l)		1,474	629
CIT Mortgage Loan Trust,
Series 2007-1 1M1
5.293%, 10/25/37(l)§		120,366	119,679
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A
3.953%, 1/25/37(l)		2,926	2,090
Countrywide Asset-Backed Certificates,
Series 2006-19 2A3
4.293%, 3/25/37(l)		11,407	11,330
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB3 M4
3.823%, 6/25/35(l)		18,385	17,730
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1
4.533%, 8/25/47(l)		7,099	6,971
Ellington Loan Acquisition Trust,
Series 2007-1 A1
4.893%, 5/25/37(l)§		10,591	10,394
First Franklin Mortgage Loan Trust,
Series 2005-FF12 M2
4.498%, 11/25/36(l)		57,286	54,218
Fremont Home Loan Trust,
Series 2006-C 1A1
4.063%, 10/25/36(l)		22,497	20,264
GSAMP Trust,
Series 2007-FM1 A2A
3.933%, 12/25/36(l)		2,411	1,031
IndyMac INDB Mortgage Loan Trust,
Series 2006-1 A1
3.933%, 7/25/36(l)		16,337	4,779
Jamestown CLO XVIII Ltd.,
Series 2022-18A A1R
4.938%, 7/25/35(l)§		400,000	399,525
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B M2
7.170%, 4/15/40(l)		30,239	28,620
Lehman XS Trust,
Series 2006-7 1A1A
4.113%, 5/25/36(l)		18,886	17,911
Series 2006-8 3A4
4.743%, 6/25/36(e)		7,626	7,442
Series 2007-20N A1
6.093%, 12/25/37(l)		17,782	19,521
Madison Park Funding XXXIX Ltd.,
Series 2021-39A AR
4.919%, 10/22/34(l)§		400,000	399,576
Merrill Lynch Life Agency, Inc.,
4.033%, 2/25/37(l)		8,127	2,181
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM4 A2A
3.953%, 9/25/37(l)		488	91
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE8 A2D
4.013%, 10/25/36(l)		631,654	264,489
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2 A1
3.843%, 11/25/36(l)		302	95
OZLM XXIV Ltd.,
Series 2019-24A A1AR
5.089%, 7/20/32(l)§		41,345	41,351
Palmer Square European Loan Funding DAC,
Series 2023-3A AR
2.954%, 5/15/33(l)§	EUR	123,335	142,505
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WCW2 M3
4.843%, 10/25/34(l)		$28,295	28,078
Series 2005-WHQ4 M2
4.528%, 9/25/35(l)		4,122	4,057
Renaissance Home Equity Loan Trust,
Series 2002-3 A
4.553%, 12/25/32(l)		1,331	1,233
Saxon Asset Securities Trust,
Series 2007-3 1A
4.103%, 9/25/37(l)		19,181	18,486
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C
4.113%, 7/25/36(l)		149,663	48,253
Series 2007-HE1 A2A
3.913%, 12/25/36(l)		9,625	1,887
Soundview Home Equity Loan Trust,
4.013%, 2/25/37(l)		488,744	122,986
Soundview Home Loan Trust,
Series 2006-NLC1 A1
3.913%, 11/25/36(l)§		1,562	406

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
United States Small Business Administration,
Series 2008-20H 1
6.020%, 8/1/28		$967	$977
Voya Euro CLO II DAC,
Series 2A AR
2.976%, 7/15/35(l)§	EUR	400,000	461,112

Total Asset-Backed Securities			3,485,218

Collateralized Mortgage Obligations (7.9%)
Alliance Bancorp Trust,
Series 2007-OA1 A1
4.273%, 7/25/37(l)		$18,078	16,225
Alternative Loan Trust,
Series 2005-62 2A1
4.859%, 12/25/35(l)		567	497
Series 2006-OA11 A1B
4.173%, 9/25/46(l)		34,337	33,983
Series 2006-OA19 A1
3.970%, 2/20/47(l)		5,715	4,664
Series 2007-1T1 1A1
6.000%, 3/25/37		94,341	29,712
Series 2007-4CB 1A35
6.000%, 4/25/37		22,806	19,179
Series 2007-OA7 A1A
4.153%, 5/25/47(l)		2,277	2,124
Banc of America Funding Trust,
Series 2006-A 1A1
5.710%, 2/20/36(l)		1,761	1,691
Series 2006-J 2A1
4.343%, 1/20/47(l)		51,207	44,460
Series 2006-J 4A1
4.751%, 1/20/47(l)		1,690	1,473
Banc of America Mortgage Trust,
Series 2005-E 2A1
5.296%, 6/25/35(l)		327	297
Series 2006-A 2A1
4.309%, 2/25/36(l)		1,865	1,699
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
4.718%, 9/25/35(l)		16,169	8,426
Series 2006-2 23A1
3.946%, 3/25/36(l)		5,675	4,686
Bear Stearns ARM Trust,
Series 2004-10 13A1
4.991%, 1/25/35(l)		1,660	1,631
Series 2005-1 2A1
4.503%, 3/25/35(l)		2,594	2,391
Series 2005-9 A1
6.420%, 10/25/35(l)		2,852	2,760
Series 2006-2 3A2
4.203%, 7/25/36(l)		2,299	1,980
CHL Mortgage Pass-Through Trust,
Series 2005-19 1A6
5.500%, 8/25/35		649	462
Series 2005-9 1A3
4.253%, 5/25/35(l)		117,288	103,912
Series 2006-6 A4
6.000%, 4/25/36		9,766	4,612
Series 2006-HYB3 3A1B
4.001%, 5/20/36(l)		1,493	1,407
Series 2007-1 A1
6.000%, 3/25/37		30,636	12,480
Citigroup Mortgage Loan Trust,
Series 2006-AR1 2A1
6.050%, 3/25/36(l)		1,877	1,904
Series 2007-10 22AA
4.451%, 9/25/37(l)		4,531	4,299
CSMC Mortgage-Backed Trust,
Series 2007-6 A1
6.420%, 10/25/37(l)		104,494	58,554
CSMC Trust,
Series 2007-4R 1A1
4.945%, 10/26/36(l)§		3,198	2,887
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1
3.893%, 10/25/36(l)		116	97
Eurosail-UK plc,
Series 2007-3X A3A
4.804%, 6/13/45(l)(m)	GBP	6,719	8,882
Series 2007-3X A3C
4.804%, 6/13/45(l)(m)		2,985	3,946
FHLMC,
Series 278 F1
4.237%, 9/15/42 STRIPS(l)		$37,333	36,842
Series 5584 DF
4.562%, 10/25/55(l)		905,134	909,086
FHLMC Structured Pass-Through Certificates,
Series T-32 A1
4.053%, 8/25/31(l)		228	229
Series T-62 1A1
5.059%, 10/25/44(l)		20,354	18,805
Series T-63 1A1
5.059%, 2/25/45(l)		6,490	6,338
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
5.603%, 6/25/34(l)		1,442	1,449
Series 2006-FA8 1A7
6.000%, 2/25/37		9,184	3,161
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
5.994%, 8/25/35(l)		2,738	1,795
FNMA,
Series 2003-W8 3F2
4.126%, 5/25/42(l)		458	457
Series 2004-63 FA
3.932%, 8/25/34(l)		91	89
Series 2006-30 KF
4.216%, 5/25/36(l)		148	147
Series 2006-5 3A2
6.125%, 5/25/35(l)		1,219	1,241
Series 2007-63 FC
4.126%, 7/25/37(l)		40	40
Series 2025-47 FJ
4.692%, 6/25/55(l)		355,031	358,481

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
GNMA,
Series 2017-H10 FB
5.592%, 4/20/67(l)	$17,706	$17,924
Series 2018-H15 FG
4.927%, 8/20/68(l)	78,610	79,169
Series 2023-H09 FA
4.473%, 4/20/73(l)	428,643	432,112
Series 2023-H15 FB
4.673%, 3/20/73(l)	396,946	401,032
Series 2023-H19 FA
4.573%, 8/20/73(l)	1,145,332	1,160,296
Series 2025-159 FJ
4.843%, 9/20/55(l)	871,894	875,914
Series 2025-H19 DF
4.473%, 9/20/75(l)	897,336	905,394
Series 2025-H22 F
4.453%, 10/20/75(l)	892,180	898,568
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1
4.333%, 11/25/45(l)	2,582	2,491
Series 2006-AR4 A6A
4.153%, 9/25/46(l)	36,360	34,389
GreenPoint MTA Trust,
Series 2005-AR1 A2
4.233%, 6/25/45(l)	1,612	1,438
GSR Mortgage Loan Trust,
Series 2004-12 3A6
5.163%, 12/25/34(l)	1,690	1,594
Series 2005-AR1 1A1
6.449%, 1/25/35(l)	648	621
Series 2005-AR4 6A1
4.993%, 7/25/35(l)	725	698
Series 2005-AR6 2A1
4.860%, 9/25/35(l)	1,370	1,319
HarborView Mortgage Loan Trust,
Series 2005-13 2A11
4.351%, 2/19/36(l)	1,631	660
Series 2005-2 2A1A
4.231%, 5/19/35(l)	655	637
Series 2005-9 2A1A
4.470%, 6/20/35(l)	1,239	1,170
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1 2A1
5.041%, 11/25/35(l)	540	641
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10 2A2A
4.573%, 5/25/34(l)	173	164
Series 2004-AR11 2A
4.368%, 12/25/34(l)	1,042	993
Series 2005-AR14 1A1A
4.353%, 7/25/35(l)	3,078	2,217
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1
4.253%, 3/25/36(l)	44,403	42,370
Series 2006-A7 1A4
4.253%, 12/25/36(l)	17,903	16,788
JP Morgan Mortgage Trust,
Series 2005-A1 6T1
5.132%, 2/25/35(l)	768	752
Series 2005-A6 2A1
5.937%, 8/25/35(l)	1,152	1,100
Series 2005-A6 4A1
5.182%, 9/25/35(l)	179	175
Series 2005-A6 7A1
5.094%, 8/25/35(l)	1,285	1,147
Series 2007-A1 1A1
6.222%, 7/25/35(l)	372	374
Series 2007-A1 3A3
4.968%, 7/25/35(l)	1,589	1,528
Series 2008-R2 1A1
3.942%, 7/27/37(l)§	5,771	5,318
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
5.598%, 11/21/34(l)	872	869
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1
4.487%, 11/15/31(l)	378	368
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR 5A4
5.634%, 6/25/36(l)	2,394	2,338
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1
4.227%, 12/15/30(l)	409	401
New Residential Mortgage Loan Trust,
Series 2019-RPL2 A1
3.250%, 2/25/59(l)§	23,369	22,739
Series 2019-RPL3 A1
2.750%, 7/25/59(l)§	101,302	98,154
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates,
Series 2005-5 1A1D
4.553%, 12/25/35(l)	79,525	79,053
RALI Trust,
Series 2005-QO1 A1
4.093%, 8/25/35(l)	1,206	822
Series 2007-QH8 A
4.788%, 10/25/37(l)	25,227	20,078
Residential Asset Securitization Trust,
Series 2005-A5 A3
4.193%, 5/25/35(l)	14,835	8,480
Series 2006-A10 A5
6.500%, 9/25/36	8,250	2,319
Series 2007-A6 2A1
6.500%, 6/25/37	124,964	22,756
RFMSI Trust,
Series 2007-S6 1A10
6.000%, 6/25/37	3,432	2,738
Sequoia Mortgage Trust,
Series 2007-3 1A1
4.190%, 7/20/36(l)	3,892	3,345
Series 5 A
4.491%, 10/19/26(l)	163	162

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
5.939%, 2/25/34(l)		$596	$579
Series 2004-19 2A1
5.259%, 1/25/35(l)		1,074	1,001
Series 2005-17 3A1
4.443%, 8/25/35(l)		912	792
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
4.451%, 10/19/34(l)		374	363
Series 2005-AR5 A1
4.291%, 7/19/35(l)		988	927
Series 2005-AR5 A2
4.291%, 7/19/35(l)		459	446
Series 2005-AR5 A3
4.291%, 7/19/35(l)		2,009	1,939
Series 2006-AR3 11A1
4.213%, 4/25/36(l)		1,556	1,433
Series 2006-AR4 2A1
4.173%, 6/25/36(l)		404	398
Towd Point Mortgage Trust,
Series 2019-HY2 A1
4.793%, 5/25/58(l)§		9,756	9,928
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A
5.059%, 11/25/42(l)		116	112
Series 2005-AR14 2A1
4.688%, 12/25/35(l)		491	459
Series 2006-AR3 A1A
4.859%, 2/25/46(l)		1,250	1,161
Series 2006-AR7 3A
4.907%, 7/25/46(l)		7,092	6,574
Series 2007-OA4 1A
4.629%, 5/25/47(l)		3,112	2,687

Total Collateralized Mortgage Obligations			6,901,894

Commercial Mortgage-Backed Securities (0.5%)
WSTN Trust,
Series 2023-MAUI A
6.297%, 7/5/37(l)§		400,000	404,615

Total Commercial Mortgage-Backed Securities			404,615

Corporate Bonds (0.5%)
Financials (0.0%)†
Banks (0.0%)†
Bank of America Corp.
Series FF
(CME Term SOFR 3 Month + 3.19%), 5.875%, 3/15/28(k)(y)		20,000	20,000

Total Financials			20,000

Information Technology (0.5%)
IT Services (0.5%)
Beignet Investor LLC
6.581%, 5/30/49§		420,000	429,580

Total Information Technology			429,580

Total Corporate Bonds			449,580

Foreign Government Securities (5.5%)
Buoni Poliennali del Tesoro
1.800%, 5/15/36 TIPS(m)	EUR	103,474	120,232
Canada Government Bond
4.250%, 12/1/26 TIPS	CAD	263,021	195,077
French Republic
0.100%, 7/25/31 TIPS(m)	EUR	122,085	136,849
0.100%, 7/25/38 TIPS(m)		239,740	229,757
Japan Government Bond
3.400%, 12/20/55	JPY	70,000,000	420,863
Japan Government Bond CPI Linked
0.100%, 3/10/28 TIPS		121,694,310	769,368
0.100%, 3/10/29 TIPS		100,523,720	631,360
0.005%, 3/10/34 TIPS		94,780,800	575,059
U.K. Treasury Bonds
4.000%, 10/22/31(m)	GBP	1,300,000	1,677,749

Total Foreign Government Securities			4,756,314

Mortgage-Backed Securities (15.0%)
FHLMC UMBS
3.000%, 3/1/52		$83,287	73,316
4.500%, 11/1/52		79,366	76,934
5.500%, 4/1/54		956,684	962,626
FNMA UMBS
3.500%, 2/1/48		81,111	75,430
3.000%, 12/1/51		788,033	693,685
4.000%, 10/1/52		899,409	848,684
FNMA/FHLMC UMBS, 30 Year, Single Family
4.000%, 4/25/56 TBA		1,800,000	1,697,062
6.000%, 4/25/56 TBA		1,800,000	1,834,172
6.500%, 4/25/56 TBA		1,800,000	1,861,594
4.000%, 5/25/56 TBA		600,000	565,242
4.500%, 5/25/56 TBA		2,400,000	2,313,469
GNMA
3.500%, 11/20/52		258,580	238,652
3.500%, 4/15/56 TBA		2,000,000	1,833,594

Total Mortgage-Backed Securities			13,074,460

U.S. Treasury Obligations (108.4%)
U.S. Treasury Inflation Linked Bonds
2.375%, 1/15/27 TIPS		32,257	32,818
1.750%, 1/15/28 TIPS		2,546,166	2,581,868
3.625%, 4/15/28 TIPS		2,614,248	2,748,289
2.500%, 1/15/29 TIPS		1,014,996	1,052,625
3.875%, 4/15/29 TIPS		1,169,294	1,261,185
2.125%, 2/15/40 TIPS		857,747	840,108
2.125%, 2/15/41 TIPS		356,455	345,056
0.750%, 2/15/42 TIPS		1,525,785	1,175,587
0.625%, 2/15/43 TIPS		763,933	563,020

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
1.375%, 2/15/44 TIPS		$2,121,282	$1,754,649
0.750%, 2/15/45 TIPS		2,651,942	1,905,627
1.000%, 2/15/46 TIPS		2,017,854	1,498,580
0.875%, 2/15/47 TIPS		1,630,354	1,157,462
1.000%, 2/15/48 TIPS		699,049	502,686
1.000%, 2/15/49 TIPS		129,255	91,616
0.250%, 2/15/50 TIPS		695,805	394,803
0.125%, 2/15/51 TIPS		824,525	438,996
0.125%, 2/15/52 TIPS		350,520	182,333
1.500%, 2/15/53 TIPS		656,514	504,594
2.125%, 2/15/54 TIPS		953,802	842,521
2.375%, 2/15/55 TIPS(z)		1,236,900	1,151,914
2.375%, 2/15/56 TIPS		100,359	93,385
U.S. Treasury Inflation Linked Notes
0.375%, 1/15/27 TIPS		821,347	822,598
0.125%, 4/15/27 TIPS		460,784	458,013
0.375%, 7/15/27 TIPS		4,347,890	4,345,780
1.625%, 10/15/27 TIPS		3,184,142	3,232,407
0.500%, 1/15/28 TIPS(z)		4,957,898	4,918,380
1.250%, 4/15/28 TIPS		1,843,412	1,849,871
0.750%, 7/15/28 TIPS		2,604,437	2,596,122
2.375%, 10/15/28 TIPS		1,486,660	1,538,889
0.875%, 1/15/29 TIPS		772,866	767,080
2.125%, 4/15/29 TIPS		1,577,325	1,618,819
0.250%, 7/15/29 TIPS		1,900,952	1,848,606
1.625%, 10/15/29 TIPS		3,101,040	3,150,195
0.125%, 1/15/30 TIPS		2,414,584	2,310,254
1.625%, 4/15/30 TIPS		1,941,325	1,960,391
0.125%, 7/15/30 TIPS		1,712,583	1,629,837
1.125%, 10/15/30 TIPS		1,307,176	1,295,342
0.125%, 1/15/31 TIPS		649,714	610,728
0.125%, 7/15/31 TIPS(z)		9,744,646	9,104,292
0.125%, 1/15/32 TIPS		2,229,346	2,051,709
0.625%, 7/15/32 TIPS(z)		7,500,248	7,076,512
1.125%, 1/15/33 TIPS		2,838,940	2,734,896
1.375%, 7/15/33 TIPS		3,212,820	3,141,792
1.750%, 1/15/34 TIPS		1,587,165	1,580,864
1.875%, 7/15/34 TIPS(z)		3,316,960	3,333,556
2.125%, 1/15/35 TIPS(z)		4,328,646	4,402,167
1.875%, 7/15/35 TIPS(z)		3,443,996	3,429,657
1.875%, 1/15/36 TIPS(z)		1,401,372	1,385,620

Total U.S. Treasury Obligations			94,314,099

Total Long-Term Debt Securities (141.8%) (Cost $125,464,189)			123,386,180

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (0.1%)
Central Bank of Turkiye Bill
38.03%, 4/7/26(p)	TRY	3,000,000	67,017

U.S. Government Agency Securities (52.6%)
FHLB
0.00%, 4/1/26(o)(p)		$1,300,000	1,300,000
3.02%, 4/6/26(o)(p)		14,000,000	13,992,957
3.58%, 5/8/26(o)(p)		1,100,000	1,095,860
3.59%, 6/3/26(o)(p)		400,000	397,466
FHLMC
2.99%, 4/6/26(o)(p)		14,000,000	13,993,015
FNMA
3.40%, 4/22/26(o)(p)		15,000,000	14,968,868

Total U.S. Government Agency Securities			45,748,166

Total Short-Term Investments (52.7%) (Cost $45,819,766)			45,815,183

Total Investments in Securities (194.5%) (Cost $171,283,955)			169,201,363
Other Assets Less Liabilities (-94.5%)			(82,226,752)

Net Assets (100%)			$86,974,611

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, the market value of these securities amounted to $3,453,964 or 4.0% of net assets.

(e)	Step Bond—Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2026. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2026.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2026.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the market value or fair value, as applicable, of these securities amounted to $2,177,415 or 2.5% of net assets.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2026.

(p)	Yield to maturity.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2026.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

COP — Colombian Peso

CPI — Consumer Price Index

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

HICPXT — Harmonised Index of Consumer Prices ex Tobacco

JPY — Japanese Yen

MXN — Mexican Peso

NZD — New Zealand Dollar

OAT — Obligations Assimilables du Trésor

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Over Night Index Average

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

TONAR — Tokyo Over-Night Average Rate

TRY — Turkish Lira

UKRPI — United Kingdom Retail Price Index

UMBS — Uniform Mortgage-Backed Securities

USCPI — United States Consumer Price Index

USD — United States Dollar

ZAR — South African Rand

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	14	6/2026	AUD	1,040,826	(6,419)
Euro-BTP	25	6/2026	EUR	3,360,056	(80,370)
Euro-Bund	4	6/2026	EUR	579,728	(2,097)
Euro-Schatz	31	6/2026	EUR	3,789,165	(9,324)
U.S. Treasury 10 Year Note	11	6/2026	USD	1,221,516	(25,022)
U.S. Treasury 10 Year Ultra Note	8	6/2026	USD	908,125	(20,760)
U.S. Treasury Ultra Bond	16	6/2026	USD	1,865,000	(56,561)

					(200,553)

Short Contracts
Euro-Bobl	(6)	6/2026	EUR	(800,519)	1,535
Euro-OAT	(27)	6/2026	EUR	(3,704,072)	107,093
Japan 10 Year Bond	(3)	6/2026	JPY	(2,463,249)	23,266
U.S. Treasury 2 Year Note	(29)	6/2026	USD	(6,015,914)	42,219
U.S. Treasury 5 Year Note	(18)	6/2026	USD	(1,947,234)	28,244
U.S. Treasury Long Bond	(23)	6/2026	USD	(2,619,125)	68,218

					270,575

					70,022

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL	921,343	USD	176,675	Bank of America**	4/2/2026	1,195
EUR	39,000	USD	45,020	JPMorgan Chase Bank	4/2/2026	58
JPY	165,642,453	USD	1,035,848	HSBC Bank plc	4/2/2026	7,865
TRY	687,503	USD	15,279	Barclays Bank plc	4/2/2026	191
USD	14,873	AUD	21,000	Morgan Stanley	4/2/2026	384
USD	184,927	CAD	252,826	Bank of America	4/2/2026	3,182
USD	1,739,195	EUR	1,472,183	Citibank NA	4/2/2026	37,572
USD	434,101	EUR	375,000	JPMorgan Chase Bank	4/2/2026	657
USD	1,861,017	GBP	1,376,000	Barclays Bank plc	4/2/2026	39,743
USD	36,144	GBP	27,000	Citibank NA	4/2/2026	407
USD	33,482	GBP	25,000	HSBC Bank plc	4/2/2026	392
USD	24,891	JPY	3,870,480	Bank of America	4/2/2026	503
USD	1,807,641	JPY	281,237,297	HSBC Bank plc	4/2/2026	35,565
USD	275,532	JPY	42,882,588	Morgan Stanley	4/2/2026	5,329
USD	186,261	NZD	315,000	Citibank NA	4/2/2026	5,246
TRY	349,902	USD	7,764	Barclays Bank plc	4/9/2026	50
TRY	863,474	USD	19,049	Barclays Bank plc	4/14/2026	99
TRY	708,674	USD	15,527	Barclays Bank plc	4/20/2026	55
TRY	696,177	USD	15,236	Barclays Bank plc	4/21/2026	49
USD	182,519	CAD	252,767	Barclays Bank plc	5/4/2026	560
USD	1,787,760	GBP	1,350,000	JPMorgan Chase Bank	5/5/2026	989
BRL	937,845	USD	174,164	Goldman Sachs Bank USA**	6/2/2026	4,478
COP	332,361,987	USD	87,423	Citibank NA**	8/18/2026	186
COP	337,657,120	USD	87,218	Citibank NA**	9/16/2026	1,166

Total unrealized appreciation						145,921

CAD	253,118	USD	182,519	Barclays Bank plc	4/2/2026	(564)
EUR	112,000	USD	131,459	JPMorgan Chase Bank	4/2/2026	(2,004)
GBP	78,000	USD	104,145	Citibank NA	4/2/2026	(904)
NZD	314,000	USD	188,071	Morgan Stanley	4/2/2026	(7,631)
USD	174,164	BRL	925,505	Goldman Sachs Bank USA**	4/2/2026	(4,511)
USD	425,124	JPY	67,600,000	JPMorgan Chase Bank	4/2/2026	(824)
USD	19,049	TRY	859,472	Barclays Bank plc	4/2/2026	(291)
USD	7,964	TRY	361,098	Barclays Bank plc	4/3/2026	(152)
USD	167,000	MXN	2,995,174	BNP Paribas	4/6/2026	(57)
USD	7,764	TRY	354,885	Barclays Bank plc	4/9/2026	(162)
USD	7,764	TRY	356,787	Barclays Bank plc	4/13/2026	(159)
USD	19,049	TRY	869,282	Barclays Bank plc	4/14/2026	(228)
USD	19,050	TRY	871,233	Barclays Bank plc	4/16/2026	(215)
USD	5,823	TRY	268,781	Barclays Bank plc	4/17/2026	(112)
USD	15,527	TRY	719,350	Barclays Bank plc	4/20/2026	(289)
ZAR	766,798	USD	46,857	Barclays Bank plc	4/20/2026	(1,605)
ZAR	2,047,284	USD	122,603	JPMorgan Chase Bank	4/20/2026	(1,785)
USD	15,236	TRY	703,507	Barclays Bank plc	4/21/2026	(210)
USD	5,825	TRY	270,979	Barclays Bank plc	4/22/2026	(116)
USD	3,875	TRY	180,730	Barclays Bank plc	4/24/2026	(76)
USD	19,050	TRY	886,092	Barclays Bank plc	4/28/2026	(210)
USD	3,883	TRY	182,113	Barclays Bank plc	4/29/2026	(70)
USD	26,254	TRY	1,225,650	Barclays Bank plc	4/30/2026	(310)
USD	1,952,439	EUR	1,696,183	Bank of America	5/4/2026	(11,252)
USD	50,657	EUR	44,000	HSBC Bank plc	5/4/2026	(282)
USD	22,864	TRY	1,068,526	Barclays Bank plc	5/4/2026	(181)
USD	15,242	TRY	710,795	Barclays Bank plc	5/5/2026	(73)
USD	19,053	TRY	885,850	Barclays Bank plc	5/6/2026	(15)
USD	1,440,145	JPY	229,083,105	Bank of America	5/7/2026	(8,135)
USD	1,035,848	JPY	165,141,931	HSBC Bank plc	5/7/2026	(8,191)
MXN	3,526,411	USD	203,515	Citibank NA	6/17/2026	(8,072)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	167,000	COP	648,461,000	Citibank NA**	6/17/2026	(6,396)

Total unrealized depreciation						(65,082)

Net unrealized appreciation						80,839

**	Non-deliverable forward.

Written Put Options Contracts as of March 31, 2026 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
CDX North American Investment Grade 45-V1	Goldman Sachs Bank USA	300,000	USD	(300,000)	USD	0.01	5/20/2026	(243)

Total Written Options Contracts (Premiums Received ($353))								(243)

Written Call Swaption Contracts as of March 31, 2026 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
4 Years, January 2027 @2.44% v.6 Month EURIBOR	Barclays Bank plc	300,000	EUR	(300,000)	EUR	2.44	1/25/2027	(952)

Written Put Swaption Contracts as of March 31, 2026 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
4 Years, January 2027 @2.35% v.6 Month EURIBOR	Goldman Sachs Bank USA	3,700,000	EUR	(3,700,000)	EUR	2.35	1/7/2027	(54,811)
4 Years, January 2027 @2.35% v.6 Month EURIBOR	Goldman Sachs Bank USA	3,700,000	EUR	(3,700,000)	EUR	2.35	1/7/2027	(54,811)
4 Years, January 2027 @2.44% v.6 Month EURIBOR	Barclays Bank plc	300,000	EUR	(300,000)	EUR	2.44	1/25/2027	(4,003)

								(113,625)

Total Written Swaption Contracts (Premiums Received ($72,496))								(114,577)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Centrally Cleared Inflation-linked swap contracts outstanding as of March 31, 2026(Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
USCPI at termination	2.77% at termination	Receive	5/13/2026	USD	400,000	1,451	37,564	39,015
USCPI at termination	2.81% at termination	Receive	5/14/2026	USD	1,000,000	3,593	91,551	95,144
USCPI at termination	2.70% at termination	Receive	5/25/2026	USD	300,000	1,417	29,397	30,814
HICPXT at termination	2.00% at termination	Receive	2/15/2027	EUR	400,000	(15)	6,420	6,405
HICPXT at termination	3.00% at termination	Receive	5/15/2027	EUR	200,000	1,254	6,794	8,048
HICPXT at termination	1.64% at termination	Receive	6/15/2027	EUR	1,300,000	—	29,197	29,197
UKRPI at termination	3.37% at termination	Receive	9/15/2027	GBP	300,000	361	5,707	6,068
UKRPI at termination	3.37% at termination	Receive	9/15/2027	GBP	300,000	—	6,068	6,068
USCPI at termination	2.65% at termination	Receive	9/10/2028	USD	100,000	2,829	4,921	7,750
HICPXT at termination	2.59% at termination	Pay	3/15/2052	EUR	100,000	(3,025)	4,439	1,414
HICPXT at termination	2.59% at termination	Pay	12/15/2052	EUR	100,000	3,436	4,166	7,602
HICPXT at termination	2.70% at termination	Pay	4/15/2053	EUR	100,000	8,235	3,898	12,133
HICPXT at termination	2.76% at termination	Pay	9/15/2053	EUR	100,000	10,394	3,963	14,357

						29,930	234,085	264,015

HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	90,000	(12,851)	(8,550)	(21,401)
HICPXT at termination	2.49% at termination	Pay	5/15/2037	EUR	160,000	(3,810)	27	(3,783)
HICPXT at termination	2.42% at termination	Pay	5/15/2052	EUR	20,000	(1,349)	850	(499)
HICPXT at termination	2.42% at termination	Pay	5/15/2052	EUR	50,000	460	(1,708)	(1,248)
UKRPI at termination	3.50% at termination	Pay	8/15/2034	GBP	200,000	1,049	(3,296)	(2,247)
UKRPI at termination	3.50% at termination	Pay	8/15/2034	GBP	100,000	380	(1,504)	(1,124)
UKRPI at termination	3.47% at termination	Pay	9/15/2034	GBP	200,000	—	(3,433)	(3,433)
USCPI at termination	3.44% at termination	Pay	8/1/2026	USD	700,000	—	(2,619)	(2,619)
USCPI at termination	3.43% at termination	Pay	8/27/2026	USD	800,000	—	(2,017)	(2,017)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	900,000	(84,744)	(79,577)	(164,321)
USCPI at termination	1.88% at termination	Pay	11/20/2029	USD	300,000	(26,282)	(24,718)	(51,000)

						(127,147)	(126,545)	(253,692)

Total Centrally Cleared inflation-linked swap contracts outstanding						(97,217)	107,540	10,323

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Centrally Cleared Interest rate swap contracts outstanding as of March 31, 2026 (Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month EURIBOR Semi-Annual	3.00 annually	Receive	9/16/2056	EUR	390,000	1,053	8,266	9,319
6 month EURIBOR Semi-Annual	3.00 annually	Receive	9/16/2056	EUR	170,000	3,813	249	4,062
6 month EURIBOR Semi-Annual	3.00 annually	Receive	9/16/2056	EUR	410,000	6,642	3,155	9,797
6 month EURIBOR Semi-Annual	3.05 annually	Receive	1/13/2056	EUR	70,000	3,223	(2,602)	621
6 month EURIBOR Semi-Annual	3.05 annually	Receive	1/13/2056	EUR	240,000	11,357	(9,229)	2,128
6 month EURIBOR Semi-Annual	3.05 annually	Receive	1/13/2056	EUR	90,000	3,968	(3,170)	798
6 month EURIBOR Semi-Annual	0.19 annually	Receive	11/4/2052	EUR	250,000	110,508	46,007	156,515
6 month EURIBOR Semi-Annual	3.00 annually	Receive	9/16/2056	EUR	200,000	4,719	60	4,779
6 month EURIBOR Semi-Annual	0.20 annually	Receive	11/8/2052	EUR	700,000	308,482	128,497	436,979
6 month EURIBOR Semi-Annual	3.00 annually	Receive	9/16/2056	EUR	10,000	11	228	239
6 month EURIBOR Semi-Annual	3.00 annually	Receive	9/16/2056	EUR	200,000	4,652	127	4,779
6 month EURIBOR Semi-Annual	3.00 annually	Receive	9/16/2056	EUR	300,000	7,260	(92)	7,168
6 month EURIBOR Semi-Annual	3.05 annually	Receive	1/13/2056	EUR	100,000	3,427	(2,540)	887
1 day SOFR Annual	3.33 annually	Receive	8/31/2030	USD	200,000	1,073	912	1,985
1 day SOFR Annual	3.33 annually	Receive	8/31/2030	USD	430,000	1,786	2,481	4,267
1 day SOFR Annual	3.34 annually	Receive	8/31/2030	USD	100,000	—	948	948
1 day SOFR Annual	3.78 annually	Receive	8/15/2035	USD	900,000	—	3,209	3,209
1 day SOFR Annual	4.01 annually	Receive	11/15/2053	USD	300,000	4,144	1,846	5,990
1 day SOFR Annual	3.76 annually	Receive	8/15/2035	USD	700,000	—	3,534	3,534
1 day SOFR Annual	3.72 annually	Receive	8/15/2035	USD	100,000	278	569	847
1 day TONAR Annual	0.55 annually	Receive	9/14/2028	JPY	40,000,000	5,034	487	5,521
1 day SOFR Annual	4.08 annually	Receive	11/15/2053	USD	202,900	1,491	380	1,871
1 day SOFR Annual	2.87 annually	Receive	2/13/2054	USD	1,200,000	93,040	160,267	253,307
1 day SOFR Annual	3.33 annually	Receive	8/31/2030	USD	700,000	805	6,141	6,946
1 day SOFR Annual	3.33 annually	Receive	8/31/2030	USD	400,000	1,333	2,637	3,970
1 day SOFR Annual	3.33 annually	Receive	8/31/2030	USD	300,000	1,470	1,507	2,977
1 day SOFR Annual	3.33 annually	Receive	8/31/2030	USD	400,000	2,400	1,569	3,969
1 day SOFR Annual	3.33 annually	Receive	8/31/2030	USD	204,800	(1,033)	3,065	2,032
1 day TONAR Annual	0.50 annually	Receive	12/15/2031	JPY	115,850,000	48,202	3,964	52,166
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	300,000	7,523	25,314	32,837
1 day SOFR Annual	3.77 annually	Receive	8/15/2035	USD	800,000	—	3,411	3,411
1 day SOFR Annual	3.80 annually	Receive	8/15/2035	USD	900,000	—	1,519	1,519
1 day SOFR Annual	3.80 annually	Receive	8/15/2035	USD	100,000	(107)	276	169
1 day SOFR Annual	3.64 annually	Receive	8/15/2035	USD	100,000	193	1,246	1,439
1 day SOFR Annual	3.72 annually	Receive	8/15/2035	USD	111,000	225	716	941
1 day SOFR Annual	3.25 annually	Receive	6/18/2034	USD	1,150,000	45,394	4,617	50,011
1 day SOFR Annual	3.25 annually	Receive	6/18/2034	USD	350,000	13,829	1,392	15,221
1 day SOFR Annual	3.25 annually	Receive	3/19/2055	USD	1,400,000	176,529	30,170	206,699
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	4,927	16,964	21,891
1 day SOFR Annual	3.33 annually	Receive	8/31/2030	USD	200,000	1,081	904	1,985

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
1 day SOFR Annual	3.70 annually	Receive	8/15/2035	USD	100,000	(85)	1,051	966
1 day SOFR Annual	3.33 annually	Receive	8/31/2030	USD	400,000	1,692	2,277	3,969

						880,339	452,329	1,332,668

6 month EURIBOR Semi-Annual	2.75 annually	Pay	9/16/2036	EUR	1,350,000	(11,691)	(36,171)	(47,862)
6 month EURIBOR Semi-Annual	2.11 annually	Receive	9/2/2027	EUR	1,800,000	—	(4,226)	(4,226)
6 month EURIBOR Semi-Annual	2.75 annually	Pay	9/16/2036	EUR	620,000	(11,332)	(10,649)	(21,981)
6 month EURIBOR Semi-Annual	2.75 annually	Pay	9/16/2036	EUR	280,000	(5,351)	(4,576)	(9,927)
6 month EURIBOR Semi-Annual	2.75 annually	Pay	9/16/2036	EUR	2,330,000	(3,525)	(79,081)	(82,606)
6 month EURIBOR Semi-Annual	2.75 annually	Pay	9/16/2036	EUR	500,000	(18,345)	618	(17,727)
6 month EURIBOR Semi-Annual	2.75 annually	Pay	9/16/2036	EUR	700,000	(27,834)	3,017	(24,817)
6 month EURIBOR Semi-Annual	2.75 annually	Pay	9/16/2036	EUR	150,000	(1,366)	(3,952)	(5,318)
1 day SONIA Annual	3.50 annually	Pay	3/18/2031	GBP	1,440,000	(5,580)	(49,940)	(55,520)
1 day SONIA Annual	3.50 annually	Pay	3/18/2031	GBP	1,450,000	(6,682)	(49,224)	(55,906)
1 day SONIA Annual	3.50 annually	Pay	3/18/2028	GBP	1,800,000	(37,501)	6,145	(31,356)

						(129,207)	(228,039)	(357,246)

Total Centrally Cleared Interest rate swap contracts outstanding						751,132	224,290	975,422

(1)	Value of floating rate index at March 31, 2026 was as follows:

Floating Rate Index	Value
1 day SOFR USD	3.68%
1 day SONIA GBP	3.73%
1 day TONAR JPY	0.72%
6 month EURIBOR EUR	2.48%
HICPXT EUR	1.02%
UKRPI GBP	4.11%
USCPI USD	3.30%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$3,485,218	$—	$3,485,218
Centrally Cleared Inflation-linked Swaps	—	234,962	—	234,962
Centrally Cleared Interest Rate Swaps	—	479,742	—	479,742
Collateralized Mortgage Obligations	—	6,901,894	—	6,901,894
Commercial Mortgage-Backed Securities	—	404,615	—	404,615
Corporate Bonds
Financials	—	20,000	—	20,000
Information Technology	—	429,580	—	429,580
Foreign Government Securities	—	4,756,314	—	4,756,314
Forward Currency Contracts	—	145,921	—	145,921
Futures	270,575	—	—	270,575
Mortgage-Backed Securities	—	13,074,460	—	13,074,460
Short-Term Investments
Foreign Government Treasury Bills	—	67,017	—	67,017
U.S. Government Agency Securities	—	45,748,166	—	45,748,166
U.S. Treasury Obligations	—	94,314,099	—	94,314,099

Total Assets	$270,575	$170,061,988	$—	$170,332,563

Liabilities:
Centrally Cleared Inflation-linked Swaps	$—	$(127,422)	$—	$(127,422)
Centrally Cleared Interest Rate Swaps	—	(255,452)	—	(255,452)
Forward Currency Contracts	—	(65,082)	—	(65,082)
Futures	(200,553)	—	—	(200,553)
Options Written
Put Options Written	—	(243)	—	(243)
Swaptions Written	—	(114,577)	—	(114,577)

Total Liabilities	$(200,553)	$(562,776)	$—	$(763,329)

Total	$70,022	$169,499,212	$—	$169,569,234

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,553,565
Aggregate gross unrealized depreciation	(12,763,844)

Net unrealized depreciation	$(7,210,279)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$177,433,428

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (9.3%)
Accredited Mortgage Loan Trust,
Series 2006-2 A4
4.053%, 9/25/36(l)		$12,682	$12,638
American Airlines Pass-Through Trust,
Series 2016-3 A
3.250%, 10/15/28		114,632	107,773
Series 2016-3 AA
3.000%, 10/15/28		172,104	165,692
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-R9 M1
4.498%, 11/25/35(l)		28,180	27,992
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1 A
5.122%, 1/15/37(l)§		257,826	257,826
Ares European CLO XIV DAC,
Series 14A AR
3.063%, 10/21/34(l)§	EUR	238,269	275,481
Ares XXVII CLO Ltd.,
Series 2013-2A AR3
4.821%, 10/28/34(l)§		$700,000	699,577
Argent Securities Trust,
Series 2006-W2 A2B
4.173%, 3/25/36(l)		199,515	106,076
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2006-M1 A2C
4.093%, 7/25/36(l)		611,387	156,828
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE7 2A2
4.113%, 8/25/36(l)		11,913	11,674
Series 2006-HE9 1A2
4.093%, 11/25/36(l)		93,732	92,164
BlueMountain CLO Ltd.,
Series 2018-3A A1R
4.858%, 10/25/30(l)§		131,073	131,268
BlueMountain Fuji Eur CLO V DAC,
Series 5A A
2.926%, 1/15/33(l)§	EUR	403,648	465,275
BMW Vehicle Lease Trust,
Series 2024-1 A3
4.980%, 3/25/27		$106,618	106,740
Capital Four CLO IV DAC,
Series 4A ARR
3.175%, 4/15/38(l)§	EUR	1,000,000	1,152,871
C-Bass Trust,
Series 2006-CB9 A1
3.913%, 11/25/36(l)		$10,315	4,404
Citigroup Mortgage Loan Trust,
Series 2006-WF2 A1
7.250%, 5/25/36(e)		93,567	45,461
Crown Point CLO 7 Ltd.,
Series 2018-7A AR
4.898%, 10/20/31(l)§		20,123	20,125
CWABS Asset-Backed Certificates Trust,
Series 2006-21 2A4
4.253%, 5/25/37(l)		191,705	181,524
Series 2006-24 1A
4.073%, 6/25/47(l)		562,914	511,602
Series 2006-3 M2
4.378%, 6/25/36(l)		567,518	552,950
Elevation CLO Ltd.,
Series 2022-16A A1AR
4.798%, 7/25/34(l)§		700,000	697,936
EMC Mortgage Loan Trust,
Series 2001-A A
4.533%, 5/25/40(l)§		1,641	1,635
FHF Issuer Trust,
Series 2024-1A A2
5.690%, 2/15/30§		188,251	188,917
Series 2024-2A A2
5.890%, 6/15/30§		275,433	276,311
FHF Trust,
Series 2023-1A A2
6.570%, 6/15/28§		37,779	37,954
Fremont Home Loan Trust,
Series 2005-D M1
4.408%, 11/25/35(l)		262,179	237,783
Series 2006-E 2A1
3.913%, 1/25/37(l)		1,955	855
GoodLeap Sustainable Home Solutions Trust,
Series 2022-2CS A
4.000%, 4/20/49§		666,214	564,882
Series 2023-3C A
6.500%, 7/20/55§		384,616	378,237
GreatAmerica Leasing Receivables Funding LLC,
Series 2025-1 A2
4.520%, 10/15/27§		395,109	396,033
GreenSky Home Improvement Issuer Trust,
Series 2025-1A A3
5.320%, 3/25/60§		500,000	503,747
Greywolf CLO III Ltd.,
Series 2020-3RA A1R2
4.899%, 4/22/33(l)§		458,956	459,292
GSAA Trust,
Series 2006-7 AF2
5.995%, 3/25/46(l)		220,657	74,826
GSAMP Trust,
Series 2006-NC2 A2B
3.973%, 6/25/36(l)		103,248	53,696
GSPA Monetization Trust,
6.422%, 10/9/29§		150,292	153,543
Harvest CLO XVI DAC,
Series 16A AR3
3.336%, 10/15/38(l)§	EUR	1,100,000	1,265,660
Home Equity Loan Trust,
Series 2007-FRE1 2AV3
4.023%, 4/25/37(l)		$151,846	148,527
JetBlue Pass-Through Trust,
Series 2020-1 A
4.000%, 11/15/32		605,534	569,964

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1 M1
2.945%, 10/25/35(l)	$15,243	$15,146
Series 2006-FRE1 M1
4.378%, 5/25/35(l)	17,310	17,202
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH3 A5
4.053%, 3/25/37(l)	17,626	17,508
Lehman XS Trust,
Series 2006-8 2A1
4.153%, 6/25/36(l)	5,025	6,520
MASTR Asset-Backed Securities Trust,
Series 2006-FRE2 A5
4.273%, 3/25/36(l)	130,857	74,708
MF1 LLC,
Series 2025-FL17 A
5.000%, 2/18/40(l)§	500,000	500,111
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE5 A2D
4.293%, 8/25/36(l)	399,456	183,153
Series 2006-WMC2 A2C
4.093%, 7/25/36(l)	220,857	73,418
Mosaic Solar Loan Trust,
Series 2022-1A A
2.640%, 1/20/53§	926,048	793,962
Series 2023-3A A
5.910%, 11/20/53§	126,039	122,637
Mountain View CLO LLC,
Series 2016-1A AR3
4.547%, 4/14/33(l)§	800,000	799,995
Newcastle Mortgage Securities Trust,
Series 2006-1 M5
4.513%, 3/25/36(l)	900,000	887,058
NovaStar Mortgage Funding Trust,
Series 2006-5 A2D
4.273%, 11/25/36(l)	93,872	25,667
Ocean Trails CLO XI,
Series 2021-11A AR
4.698%, 7/20/34(l)§	700,000	698,826
Option One Mortgage Loan Trust,
Series 2006-3 2A3
4.073%, 2/25/37(l)	1,033,726	485,183
Series 2007-5 1A1
4.013%, 5/25/37(l)	287,437	169,689
Series 2007-CP1 1A1
3.933%, 3/25/37(l)	121,918	108,322
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-4 M2
4.483%, 11/25/35(l)	207,867	196,851
Pikes Peak CLO 4,
Series 2019-4A ARR
4.882%, 7/15/34(l)§	700,000	699,329
Post Road Equipment Finance LLC,
Series 2025-1A A2
4.900%, 5/15/31§	654,245	658,407
RASC Trust,
Series 2005-EMX5 A3
4.453%, 12/25/35(l)	76,256	65,084
Series 2006-EMX2 M1
4.393%, 2/25/36(l)	80,345	78,931
RCKT Mortgage Trust,
Series 2025-CES9 A1A
4.795%, 9/25/55(e)§	267,775	264,756
Renaissance Home Equity Loan Trust,
Series 2006-4 AF2
5.285%, 1/25/37(e)	544,629	152,585
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5 A2A
4.053%, 5/25/37(l)	24,810	18,621
SG Mortgage Securities Trust,
Series 2006-FRE1 A2C
4.333%, 2/25/36(l)	60,739	29,852
SMB Private Education Loan Trust,
Series 2024-A A1A
5.240%, 3/15/56§	370,978	375,245
Soundview Home Loan Trust,
Series 2007-OPT5 1A1
4.693%, 10/25/37(l)	452,867	349,885
Series 2007-WMC1 3A1
4.013%, 2/25/37(l)	68,260	17,177
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC5 A2D
4.093%, 11/25/37(l)	460,386	246,578
Stonepeak ABS,
Series 2021-1A AA
2.301%, 2/28/33§	218,977	214,336
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-GEL2 A3
4.693%, 5/25/37(l)§	83,258	81,211
STWD Ltd.,
Series 2021-FL2 A
4.994%, 4/18/38(l)§	82,934	82,909
Series 2022-FL3 A
5.022%, 11/15/38(l)§	104,358	104,310
Sunnova Helios XI Issuer LLC,
Series 2023-A A
5.300%, 5/20/50§	511,309	462,763
Sunnova Sol IV Issuer LLC,
Series 2022-A A
2.790%, 2/22/49§	1,369,464	1,163,312
Sunrun Demeter Issuer LLC,
Series 2021-2A A
2.270%, 1/30/57§	621,690	564,871

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Tesla Sustainable Energy Trust,
Series 2024-1A A2
5.080%, 6/21/50§		$361,130	$360,934
Toyota Auto Receivables Owner Trust,
Series 2024-B A3
5.330%, 1/16/29		248,223	250,598
Trinitas CLO XIX Ltd.,
Series 2022-19A A1R
4.778%, 10/20/33(l)§		507,130	506,847
United Airlines Pass-Through Trust,
Series 2016-2 AA
2.875%, 10/7/28		464,644	444,035
Series 2020-1 A
5.875%, 10/15/27		325,606	330,206
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2 2A3
4.293%, 4/25/37(l)		191,809	65,021
Wind River CLO Ltd.,
Series 2021-2A A1R
4.778%, 7/20/34(l)§		300,000	299,711

Total Asset-Backed Securities			24,159,209

Collateralized Mortgage Obligations (2.1%)
Alba plc,
Series 2007-1 A3
4.022%, 3/17/39(l)(m)	GBP	169,582	220,409
Alternative Loan Trust,
Series 2005-32T1 A3
4.793%, 8/25/35(l)		$83,962	42,427
Series 2006-45T1 1A16
6.000%, 2/25/37		227,809	83,056
Series 2006-OA11 A1B
4.173%, 9/25/46(l)		197,062	195,036
Series 2006-OA12 A1B
4.170%, 9/20/46(l)		28,622	30,044
Series 2006-OA3 1A1
4.193%, 5/25/36(l)		22,376	19,795
American Home Mortgage Assets Trust,
Series 2006-5
6.700%, 6/25/36(e)		476,974	55,403
Banc of America Funding Trust,
Series 2005-D A1
5.243%, 5/25/35(l)		2,993	2,879
Series 2007-2 1A2
6.000%, 3/25/37		47,675	36,773
Banc of America Mortgage Trust,
Series 2003-D 2A4
7.022%, 5/25/33(l)		30	30
BCAP LLC Trust,
Series 2007-AA2 12A1
4.213%, 5/25/47(l)		40,326	39,390
Series 2011-RR5 12A1
4.447%, 3/26/37(e)§		4,540	4,525
Bear Stearns ALT-A Trust,
Series 2005-4 23A1
5.158%, 5/25/35(l)		9,652	9,325
Series 2005-7 22A1
4.718%, 9/25/35(l)		15,158	7,899
Series 2006-3 35A1
4.539%, 5/25/36(l)		45,850	21,604
Bear Stearns ARM Trust,
Series 2002-11 1A1
6.125%, 2/25/33(l)		8	9
Series 2003-1 6A1
6.000%, 4/25/33(l)		485	491
Series 2003-8 2A1
5.714%, 1/25/34(l)		3,147	3,017
Series 2004-1 12A5
4.989%, 4/25/34(l)		6,413	5,764
Series 2004-10 22A1
5.125%, 1/25/35(l)		2,894	2,631
Series 2004-10 23A1
4.737%, 1/25/35(l)		942	901
Series 2004-3 1A1
4.819%, 7/25/34(l)		5,482	5,116
Series 2004-8 2A1
5.619%, 11/25/34(l)		11,909	11,215
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1
4.788%, 1/26/36(l)		18,416	12,997
Series 2007-R6 2A1
3.920%, 12/26/46(l)		18,805	14,417
Chase Mortgage Finance Trust,
Series 2005-A2 3A5
4.046%, 1/25/36(l)		23,102	20,608
CHL Mortgage Pass-Through Trust,
Series 2004-22 A3
4.787%, 11/25/34(l)		10,649	10,293
Series 2004-HYB9 1A1
5.023%, 2/20/35(l)		943	942
Series 2005-HYB9 3A2A
6.224%, 2/20/36(l)		1,299	1,160
Citigroup Mortgage Loan Trust,
Series 2005-11 A2A
6.480%, 10/25/35(l)		1,359	1,390
Series 2009-7 5A2
5.500%, 12/25/35§		53,336	24,946
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4
4.430%, 5/25/35(l)		3,606	3,496
Series 2005-6 A2
6.190%, 9/25/35(l)		17,894	18,087
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR2 A1
4.093%, 3/25/37(l)		79,338	76,164
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1 1A1
4.293%, 2/25/35(l)		1,911	1,886
FHLMC,
Series 2248 FB
4.287%, 9/15/30(l)		19	19

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Series 3360 FC
4.507%, 5/15/37(l)		$2,713	$2,718
Series 4989 FA
4.146%, 8/15/40(l)		141,925	139,483
Series 4989 FB
4.146%, 10/15/40(l)		103,067	101,251
Series 5560 FB
4.662%, 6/25/55(l)		398,607	402,069
FHLMC Structured Pass-Through Certificates,
Series T-63 1A1
5.059%, 2/25/45(l)		2,163	2,113
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA6 3A1
4.502%, 8/25/35(l)		27,565	22,658
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4 2A1
4.643%, 10/25/35(l)		16,574	15,127
FNMA,
Series 2003-25 KP
5.000%, 4/25/33		3,910	3,891
Series 2004-W2 5AF
4.126%, 3/25/44(l)		2,929	2,921
Series 2005-79 NF
4.186%, 9/25/35(l)		2,859	2,842
Series 2006-118 A1
3.842%, 12/25/36(l)		2,091	2,043
Series 2006-5 3A2
6.125%, 5/25/35(l)		1,219	1,241
Series 2007-42 AF
4.026%, 5/25/37(l)		316	311
Series 2007-73 A1
3.842%, 7/25/37(l)		4,833	4,744
Series 2015-58 AI
2.398%, 8/25/55 IO(l)		102,895	5,217
Series 2025-83 FA
4.762%, 10/25/55(l)		466,650	469,276
GNMA,
Series 2015-H18 FB
4.383%, 7/20/65(l)		66,326	66,342
Series 2015-H19 FK
4.383%, 8/20/65(l)		69,304	69,323
Series 2016-H02 FH
4.783%, 1/20/66(l)		23,266	23,400
Series 2016-H14 FA
4.583%, 6/20/66(l)		28,296	28,386
Series 2016-H17 FC
4.613%, 8/20/66(l)		114,743	115,176
Series 2016-H17 FM
4.233%, 8/20/66(l)		399	397
Series 2016-H20 PT
7.045%, 9/20/66(l)		136,902	140,445
Series 2016-H22 FA
4.553%, 10/20/66(l)		55,080	55,241
Series 2017-H10 FB
5.592%, 4/20/67(l)		106,232	107,542
Series 2018-38 WF
4.082%, 10/20/43(l)		106,131	102,794
Series 2023-H02 FA
4.573%, 1/20/73(l)		288,991	292,510
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
4.860%, 9/25/35(l)		12,052	11,610
Series 2005-AR7 6A1
4.111%, 11/25/35(l)		3,694	3,243
HarborView Mortgage Loan Trust,
Series 2005-12 2A12
5.291%, 10/19/35(l)		44,870	32,355
Series 2005-14 4A1A
5.033%, 12/19/35(l)		53,472	24,874
Series 2005-2 2A1A
4.231%, 5/19/35(l)		5,238	5,095
Series 2005-4 3A1
4.685%, 7/19/35(l)		19,653	14,734
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR35 2A1A
4.133%, 1/25/37(l)		38,536	35,288
Series 2006-AR9 2A1
3.533%, 6/25/36(l)		156,187	107,849
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36		10,383	4,478
Series 2006-A3 6A1
4.940%, 8/25/34(l)		11,440	11,422
Series 2006-A6 1A4L
3.934%, 10/25/36(l)		39,155	27,194
Landmark Mortgage Securities No. 3 plc,
Series 3 A
4.154%, 4/17/44(l)(m)	GBP	310,448	402,381
Merrill Lynch Mortgage Investors Trust,
Series 2005-1 2A5
4.678%, 4/25/35(l)		$21,556	19,705
Morgan Stanley Mortgage Loan Trust,
Series 2005-3AR 3A
5.053%, 7/25/35(l)		33,548	27,199
MortgageIT Trust,
Series 2005-5 A2
4.413%, 12/25/35(l)		16,147	16,253
Prime Mortgage Trust,
Series 2004-CL1 1A2
4.193%, 2/25/34(l)		418	396
Series 2006-CL1 A1
4.293%, 2/25/35(l)		4,907	4,901
RALI Trust,
Series 2005-QA13 2A1
5.165%, 12/25/35(l)		6,255	5,516
Series 2006-QS12 1A1
6.500%, 9/25/36		134,663	51,595
Series 2006-QS13 1A10
6.000%, 9/25/36		8,328	6,663
Series 2007-QA3 A1
3.993%, 5/25/37(l)		143,874	135,940
Residential Asset Securitization Trust,
Series 2005-A11 1A1
4.243%, 10/25/35(l)		31,136	17,566
RFMSI Trust,
Series 2007-S6 1A11
6.000%, 6/25/37		42,894	34,215

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
STARM Mortgage Loan Trust,
Series 2007-1 2A1
5.644%, 2/25/37(l)		$17,572	$15,104
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 1A1
4.193%, 4/25/47(l)		23,125	19,303
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A3
4.291%, 7/19/35(l)		10,044	9,695
Series 2006-AR6 1A3
4.173%, 7/25/46(l)		485,118	400,848
Structured Asset Mortgage Investments Trust,
Series 2002-AR3 A1
4.451%, 9/19/32(l)		107	101
Thornburg Mortgage Securities Trust,
Series 2007-1 A2B
5.836%, 3/25/37(l)		19,267	13,646
Series 2007-3 3A1
5.786%, 6/25/47(l)		58,287	50,941
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR13 A1A1
4.373%, 10/25/45(l)		1,803	1,755
Series 2005-AR6 1A1A
4.293%, 2/25/45(l)		156,340	151,694
Series 2006-AR16 3A3
4.136%, 12/25/36(l)		9,155	8,314
Series 2007-HY5 2A1
3.134%, 5/25/37(l)		58,718	48,685
Series 2007-HY7 4A2
4.647%, 7/25/37(l)		34,977	32,152
Warwick Finance Residential Mortgages Number Three plc,
Series 3A A
4.680%, 12/21/49(l)§	GBP	172,918	228,710
Series 3A B
5.380%, 12/21/49(l)§		100,000	132,909
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR16 A1
6.729%, 10/25/36(l)		$265,174	252,514

Total Collateralized Mortgage Obligations			5,530,448

Commercial Mortgage-Backed Securities (4.2%)
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 A5
2.756%, 5/15/53§		600,000	558,320
Benchmark Mortgage Trust,
Series 2019-B9 A5
4.016%, 3/15/52		800,000	781,332
CFCRE Commercial Mortgage Trust,
Series 2016-C7 ASB
3.644%, 12/10/54		32,455	32,402
Commercial Mortgage Trust,
Series 2018-COR3 A3
4.228%, 5/10/51		700,000	686,205
DC Office Trust,
Series 2019-MTC A
2.965%, 9/15/45§		1,300,000	1,169,966
DOLP Trust,
Series 2021-NYC A
2.956%, 5/10/41§		1,000,000	890,571
FNMA ACES,
Series 2020-M33 X2
2.243%, 1/25/31 IO(l)		1,838,393	79,833
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A
2.856%, 5/10/34§		339,416	301,663
GS Mortgage Securities Trust,
Series 2016-GS3 WMB
3.602%, 10/10/49(l)§		100,000	94,208
Hilton USA Trust,
Series 2016-SFP A
2.828%, 11/5/35§		600,000	506,606
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2021-NYAH A
4.797%, 6/15/38(l)§		700,000	680,881
Morgan Stanley Capital I Trust,
Series 2020-CNP A
2.428%, 4/5/42(l)§		800,000	708,183
MSSG Trust,
Series 2017-237P A
3.397%, 9/13/39§		700,000	668,613
New Orleans Hotel Trust,
Series 2019-HNLA A
4.709%, 4/15/32(l)§		500,000	493,764
NYO Commercial Mortgage Trust,
Series 2021-1290 A
4.882%, 11/15/38(l)§		400,000	399,000
STWD Mortgage Trust,
Series 2021-LIH A
4.645%, 11/15/36(l)§		1,200,000	1,198,500
Wells Fargo Commercial Mortgage Trust,
Series 2018-C48 A5
4.302%, 1/15/52		800,000	794,848
Worldwide Plaza Trust,
Series 2017-WWP A
3.526%, 11/10/36§		900,000	734,939

Total Commercial Mortgage-Backed Securities			10,779,834

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Corporate Bonds (30.7%)
Communication Services (0.4%)
Media (0.3%)
Charter Communications Operating LLC
2.250%, 1/15/29		$800,000	$745,352

Wireless Telecommunication Services (0.1%)
Sprint Spectrum Co. LLC
5.152%, 3/20/28§		160,000	160,319

Total Communication Services			905,671

Consumer Discretionary (2.1%)
Automobiles (1.5%)
BMW US Capital LLC
4.750%, 3/21/28§		200,000	201,047
Hyundai Capital America
4.600%, 4/6/28§		500,000	499,875
Mercedes-Benz Finance North America LLC
4.900%, 11/15/27§		200,000	201,837
Nissan Motor Acceptance Co. LLC
1.850%, 9/16/26§		800,000	785,000
2.750%, 3/9/28§		800,000	747,000
Nissan Motor Co. Ltd.
4.810%, 9/17/30§		800,000	726,400
Volkswagen Group of America Finance LLC
4.550%, 9/11/28§		600,000	597,654

			3,758,813

Hotels, Restaurants & Leisure (0.6%)
Choice Hotels International, Inc.
3.700%, 12/1/29		700,000	671,449
Expedia Group, Inc.
3.250%, 2/15/30		500,000	472,054
Marriott International, Inc.
4.500%, 10/15/31		500,000	494,126

			1,637,629

Total Consumer Discretionary			5,396,442

Consumer Staples (0.6%)
Food Products (0.4%)
JDE Peet’s NV
2.250%, 9/24/31§		400,000	347,113
Mondelez International, Inc.
4.625%, 7/3/31	CAD	700,000	517,457

			864,570

Personal Care Products (0.2%)
Coty, Inc.
4.500%, 5/15/27§	EUR	500,000	578,509

Total Consumer Staples			1,443,079

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
ONEOK Partners LP
6.850%, 10/15/37		$800,000	869,995

Total Energy			869,995

Financials (13.1%)
Banks (6.8%)
Bank of America Corp.
(SOFR + 1.99%), 6.204%, 11/10/28(k)		600,000	616,197
(CME Term SOFR 3 Month + 1.30%), 3.419%, 12/20/28(k)		400,000	392,854
(SOFR + 0.87%), 4.456%, 2/6/32(k)		500,000	493,342
Barclays plc
(SOFR + 1.14%), 4.521%, 2/24/32(k)		500,000	488,754
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32(k)		700,000	626,894
BNP Paribas SA
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.35%), 5.081%, 7/17/27(k)(m)	AUD	800,000	552,790
3.500%, 11/16/27§		$300,000	295,147
BPCE SA
(SOFR + 2.27%), 6.714%, 10/19/29(k)§		500,000	523,216
Credit Agricole SA
(SOFR + 1.17%), 4.656%, 1/12/32(k)§		300,000	295,495
HSBC Holdings plc
(SOFR + 0.99%), 4.398%, 3/10/30(k)		400,000	396,635
(SOFR + 1.29%), 5.130%, 3/3/31(k)		500,000	503,824
ING Groep NV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.51%), 4.875%, 5/16/29(k)(m)(y)		300,000	282,627
(United States SOFR Compounded Index + 1.23%), 5.066%, 3/25/31(k)		600,000	604,700
JPMorgan Chase & Co.
(SOFR + 1.33%), 6.070%, 10/22/27(k)		500,000	504,331
(SOFR + 0.93%), 4.979%, 7/22/28(k)		500,000	502,793
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30(k)		900,000	846,930
(SOFR + 0.84%), 4.347%, 1/22/32(k)		500,000	493,166
Lloyds Bank plc
0.000%, 4/2/32(e)(m)		600,000	447,378
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.462%, 1/5/28(k)		400,000	402,642

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.778%, 7/6/29(k)		$300,000	$307,955
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.382%, 7/10/30(k)		500,000	510,386
Morgan Stanley Bank NA
(SOFR + 0.87%), 5.504%, 5/26/28(k)		500,000	505,800
Morgan Stanley Private Bank NA
(SOFR + 0.76%), 4.213%, 2/8/30(k)		300,000	296,462
Nederlandse Waterschapsbank NV
4.000%, 6/1/28§		400,000	400,567
Norinchukin Bank (The)
5.430%, 3/9/28§		600,000	608,240
5.094%, 10/16/29§		500,000	504,757
Royal Bank of Canada
4.900%, 1/12/28		300,000	303,348
Santander Holdings USA, Inc.
(SOFR + 2.36%), 6.499%, 3/9/29(k)		500,000	515,172
(SOFR + 1.88%), 5.741%, 3/20/31(k)		400,000	409,188
Santander UK Group Holdings plc
(SOFR + 1.48%), 2.896%, 3/15/32(k)		700,000	633,839
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.005%, 10/15/30(k)§		500,000	503,455
Sumitomo Mitsui Trust Bank Ltd.
2.800%, 3/10/27§		1,600,000	1,577,798
5.500%, 3/9/28§		300,000	306,009
Toronto-Dominion Bank (The)
4.109%, 10/13/28		400,000	397,242
Wells Fargo & Co.
(SOFR + 0.74%), 4.182%, 1/23/30(k)		500,000	495,641

			17,545,574

Capital Markets (3.4%)
Brookfield Finance I UK plc
2.340%, 1/30/32		700,000	603,490
Goldman Sachs Bank USA
(SOFR + 0.75%), 4.393%, 5/21/27(k)		500,000	500,312
Goldman Sachs Group, Inc. (The)
(SOFR + 1.27%), 5.727%, 4/25/30(k)		500,000	515,261
(SOFR + 1.21%), 5.049%, 7/23/30(k)		500,000	506,098
(SOFR + 1.14%), 4.692%, 10/23/30(k)		500,000	499,409
HAT Holdings I LLC
3.375%, 6/15/26§		86,000	85,696
Intercontinental Exchange, Inc.
3.950%, 12/1/28		200,000	198,098
4.200%, 3/15/31		100,000	98,274
Lazard Group LLC
4.500%, 9/19/28		700,000	695,495
LPL Holdings, Inc.
5.200%, 3/15/30		500,000	502,213
Morgan Stanley
(SOFR + 1.02%), 4.729%, 4/13/28(k)		500,000	500,758
(SOFR + 1.01%), 5.652%, 4/13/28(k)		500,000	505,960
(SOFR + 1.26%), 5.656%, 4/18/30(k)		500,000	513,882
(SOFR + 1.10%), 4.654%, 10/18/30(k)		500,000	499,193
Stifel Financial Corp.
4.000%, 5/15/30		900,000	872,568
UBS Group AG
4.125%, 4/15/26§		600,000	599,588
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.703%, 8/5/27(k)§		200,000	200,107
(SOFR + 3.73%), 4.194%, 4/1/31(k)§		300,000	293,103
(SOFR + 1.05%), 4.588%, 8/10/32(k)§		700,000	686,130

			8,875,635

Consumer Finance (0.9%)
Ally Financial, Inc.
2.200%, 11/2/28		1,500,000	1,408,244
Ford Motor Credit Co. LLC
5.420%, 4/9/31		700,000	686,105
Takeoff Merger Sub, Inc.
4.850%, 3/24/31§		300,000	296,443

			2,390,792

Financial Services (1.3%)
BNG Bank NV
4.750%, 2/1/30§		600,000	615,751
Fidelity National Information Services, Inc.
(EURIBOR 3 Month + 0.85%), 2.899%, 3/10/28(k)	EUR	500,000	578,460
Global Payments, Inc.
2.900%, 5/15/30		$700,000	638,903
HA Sustainable Infrastructure Capital, Inc.
6.150%, 1/15/31		500,000	508,258
6.000%, 3/15/36		200,000	193,558
Jyske Realkredit A/S
Series CCE
1.500%, 10/1/53	DKK	1	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Lseg US Fin Corp.
4.250%, 3/23/29§		$300,000	$297,800
Nationwide Building Society
(SOFR + 1.91%), 6.557%, 10/18/27(k)§		500,000	505,432

			3,338,162

Insurance (0.7%)
First American Financial Corp.
4.000%, 5/15/30		700,000	666,836
Manulife Financial Corp.
3.703%, 3/16/32		1,100,000	1,040,255

			1,707,091

Total Financials			33,857,254

Health Care (0.4%)
Health Care Providers & Services (0.2%)
Centene Corp.
4.625%, 12/15/29		600,000	569,100

Pharmaceuticals (0.2%)
Bayer US Finance II LLC
4.375%, 12/15/28§		600,000	593,305

Total Health Care			1,162,405

Industrials (0.5%)
Machinery (0.1%)
Weir Group, Inc.
5.350%, 5/6/30§		300,000	304,000

Marine Transportation (0.4%)
AP Moller - Maersk A/S
4.500%, 6/20/29§		700,000	698,753
5.875%, 9/14/33§		300,000	313,177

			1,011,930

Total Industrials			1,315,930

Information Technology (2.6%)
IT Services (1.1%)
Beignet Investor LLC
6.581%, 5/30/49§		2,900,000	2,966,152

Semiconductors & Semiconductor Equipment (0.6%)
Broadcom, Inc.
3.137%, 11/15/35§		115,000	97,776
NXP BV
5.000%, 1/15/33		1,400,000	1,390,658

			1,488,434

Software (0.9%)
Oracle Corp.
4.550%, 2/4/29		600,000	591,947
4.450%, 9/26/30		600,000	577,641
Salesforce, Inc.
4.500%, 3/15/28		300,000	299,999
4.650%, 3/15/29		300,000	300,471
VMware LLC
4.700%, 5/15/30		500,000	502,058

			2,272,116

Total Information Technology			6,726,702

Materials (0.5%)
Containers & Packaging (0.5%)
Smurfit Kappa Treasury ULC
5.200%, 1/15/30		600,000	610,907
Smurfit Westrock Financing DAC
5.418%, 1/15/35		400,000	401,860
5.185%, 1/15/36		300,000	295,091

Total Materials			1,307,858

Real Estate (3.6%)
Diversified REITs (0.4%)
Digital Dutch Finco BV (REIT)
1.000%, 1/15/32(m)	EUR	1,200,000	1,158,162

Health Care REITs (0.1%)
Ventas Realty LP (REIT)
3.250%, 10/15/26		$200,000	198,944

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts LP (REIT)
Series J
2.900%, 12/15/31		300,000	266,118

Industrial REITs (0.4%)
Goodman US Finance Three LLC (REIT)
3.700%, 3/15/28§		500,000	491,768
Prologis LP (REIT)
4.200%, 2/15/33	CAD	700,000	499,999

			991,767

Office REITs (0.5%)
Highwoods Realty LP (REIT)
4.125%, 3/15/28		$100,000	98,516
Kilroy Realty LP (REIT)
2.500%, 11/15/32		1,550,000	1,259,790

			1,358,306

Real Estate Management & Development (0.2%)
Jones Lang LaSalle, Inc.
6.875%, 12/1/28		400,000	421,524

Residential REITs (0.3%)
Mid-America Apartments LP (REIT)
2.750%, 3/15/30		400,000	375,261
Store Capital LLC (REIT)
2.700%, 12/1/31		500,000	435,204

			810,465

Specialized REITs (1.6%)
American Tower Corp. (REIT)
1.875%, 10/15/30		400,000	353,039
EPR Properties (REIT)
3.600%, 11/15/31		800,000	725,751
Equinix, Inc. (REIT)
1.550%, 3/15/28		1,000,000	946,147
2.500%, 5/15/31		800,000	712,147
3.900%, 4/15/32		1,200,000	1,129,742
Weyerhaeuser Co. (REIT)
4.750%, 5/15/26		234,000	234,105

			4,100,931

Total Real Estate			9,306,217

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Utilities (6.6%)
Electric Utilities (5.2%)
Ameren Missouri Securitization Funding I LLC
Series A-1
4.850%, 10/1/39		$674,441	$671,594
CenterPoint Energy Houston Electric LLC
5.300%, 4/1/53		300,000	280,048
Edison International
6.250%, 3/15/30		350,000	362,584
ENEL Finance International NV
2.125%, 7/12/28(e)§		2,300,000	2,182,999
Eversource Energy
4.450%, 12/15/30		500,000	492,371
Florida Power & Light Co.
5.050%, 4/1/28		100,000	101,563
NextEra Energy Capital Holdings, Inc.
1.900%, 6/15/28		2,100,000	1,990,356
Northern States Power Co.
2.600%, 6/1/51		872,000	523,672
4.500%, 6/1/52		700,000	578,199
Oncor Electric Delivery Co. LLC
3.500%, 5/15/31§	EUR	500,000	572,042
Pacific Gas and Electric Co.
5.050%, 10/15/32		$500,000	495,792
6.700%, 4/1/53		1,100,000	1,137,556
Public Service Co. of Colorado
3.700%, 6/15/28		400,000	394,660
Public Service Electric & Gas Co.
3.100%, 3/15/32		1,500,000	1,380,014
RWE Finance US LLC
5.125%, 9/18/35§		600,000	583,600
SCE Recovery Funding LLC
Series A-1
4.697%, 6/15/40		351,748	341,636
Southern California Edison Co.
5.250%, 3/15/30		500,000	506,058
4.650%, 10/1/43		50,000	41,221
Series C
4.125%, 3/1/48		100,000	74,791
Wisconsin Power & Light Co.
4.950%, 4/1/33		300,000	300,193
5.375%, 3/30/34		400,000	405,993

			13,416,942

Independent Power and Renewable Electricity Producers (0.2%)
Clearway Energy Operating LLC
3.750%, 2/15/31§		600,000	555,138

Multi-Utilities (1.2%)
Abu Dhabi National Energy Co. PJSC
4.750%, 3/9/37§		500,000	468,760
New York State Electric & Gas Corp.
5.650%, 8/15/28§		900,000	922,275
5.300%, 8/15/34§		1,200,000	1,215,869
San Diego Gas & Electric Co.
4.950%, 8/15/28		500,000	507,234

			3,114,138

Total Utilities			17,086,218

Total Corporate Bonds			79,377,771

Foreign Government Securities (6.3%)
Bonos de la Tesoreria
7.300%, 8/12/33(m)	PEN	2,500,000	788,285
6.850%, 8/12/35(m)		400,000	117,086
Canada Government Bond
3.250%, 12/1/34	CAD	344,000	244,879
Commonwealth of Australia
2.750%, 6/21/35(m)	AUD	1,000,000	578,247
Japan Government Bond
2.000%, 12/20/44	JPY	120,000,000	627,481
2.400%, 3/20/45		67,100,000	373,198
2.700%, 9/20/45		6,000,000	34,769
2.100%, 9/20/54		7,700,000	35,140
2.300%, 12/20/54		93,300,000	445,598
2.400%, 3/20/55		110,000,000	537,014
2.800%, 6/20/55		60,000,000	319,936
3.200%, 9/20/55		111,000,000	641,966
2.200%, 3/20/64		52,000,000	226,718
Japan International Cooperation Agency
2.750%, 4/27/27		$600,000	591,768
Kingdom of Saudi Arabia
4.125%, 1/12/29§		1,300,000	1,281,800
New South Wales Treasury Corp.
1.750%, 3/20/34(m)	AUD	400,000	211,003
4.750%, 2/20/37(m)		100,000	63,761
Province of Quebec
4.450%, 9/1/34	CAD	1,200,000	902,584
Queensland Treasury Corp.
1.500%, 8/20/32(m)	AUD	400,000	220,358
4.500%, 8/22/35(m)		100,000	63,555
Republic of Chile
4.850%, 1/22/29		$900,000	909,450
Republic of Colombia
5.375%, 1/21/29		200,000	198,800
Republic of Peru
6.950%, 8/12/31(m)	PEN	321,000	100,198
6.950%, 8/12/31§		81,000	25,284
6.150%, 8/12/32§		4,400,000	1,322,507
Republic of Philippines
5.500%, 1/17/48		$600,000	576,600
Republic of South Africa
7.000%, 2/28/31	ZAR	6,500,000	359,926
8.875%, 2/28/35		21,700,000	1,259,738
6.250%, 3/31/36		1,200,000	56,967
8.500%, 1/31/37		2,300,000	126,971
9.000%, 1/31/40		2,110,000	117,284
8.750%, 1/31/44		260,000	13,954
8.750%, 2/28/48		1,200,000	64,100
Romania Government Bond
5.625%, 2/22/36§	EUR	600,000	664,729

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
State of Kuwait
4.016%, 10/9/28§		$200,000	$196,884
4.652%, 10/9/35§		200,000	191,614
Treasury Corp. of Victoria
2.250%, 9/15/33(m)	AUD	200,000	111,292
2.000%, 11/20/37		200,000	93,204
U.K. Treasury Bonds
4.375%, 7/31/54(m)	GBP	1,071,000	1,180,713
United Mexican States
4.490%, 5/25/32	EUR	500,000	575,307

Total Foreign Government Securities			16,450,668

Mortgage-Backed Securities (41.6%)
FHLMC
4.500%, 4/1/29		$4,666	4,676
6.000%, 1/1/37		20,445	21,362
4.000%, 1/1/41		18,903	18,464
3.500%, 3/1/48		50,241	46,779
FHLMC UMBS
3.500%, 2/1/49		18,394	17,054
3.500%, 7/1/49		41,851	38,923
3.500%, 2/1/50		11,711	10,854
3.500%, 4/1/50		16,458	15,259
3.500%, 6/1/52		842,367	773,626
3.000%, 7/1/52		1,875,525	1,654,053
4.500%, 8/1/52		206,465	199,928
4.000%, 10/1/52		262,250	247,460
4.000%, 11/1/52		378,078	356,755
4.000%, 2/1/53		3,605,713	3,401,234
4.000%, 4/1/53		40,415	38,123
5.000%, 6/1/53		4,822,151	4,778,795
5.000%, 7/1/53		4,707,573	4,665,248
4.500%, 8/1/53		1,547,504	1,497,660
5.500%, 8/1/53		647,134	652,973
4.000%, 11/1/53		377,111	355,725
5.500%, 2/1/54		690,918	695,857
5.500%, 3/1/54		7,744,770	7,793,680
5.500%, 4/1/54		779,542	785,041
5.500%, 5/1/54		43,623	43,894
6.000%, 6/1/54		198,741	202,866
6.000%, 4/1/55		385,472	399,765
5.000%, 7/1/55		713,468	705,939
5.000%, 8/1/55		31,429	31,107
FNMA
6.383%, 5/1/38(l)		60,031	61,958
FNMA UMBS
4.500%, 1/1/34		6,454	6,461
5.500%, 4/1/34		12,033	12,348
5.500%, 5/1/34		25,435	26,095
2.500%, 2/1/35		247,584	239,663
5.500%, 3/1/38		17,043	17,591
5.000%, 8/1/39		19,163	19,453
4.500%, 12/1/41		5,901	5,870
4.500%, 7/1/44		26,696	26,475
3.500%, 2/1/48		7,704	7,164
3.500%, 11/1/48		9,256	8,599
4.500%, 7/1/52		8,369,821	8,118,543
4.000%, 7/1/53		883,422	833,323
4.500%, 7/1/53		889,966	862,135
5.000%, 7/1/53		578,237	575,387
5.500%, 10/1/53		28,913	29,174
5.500%, 11/1/53		58,231	58,720
5.500%, 12/1/53		688,596	692,830
5.500%, 2/1/54		36,922	37,186
6.000%, 2/1/54		625,574	639,973
5.500%, 3/1/54		34,279	34,524
5.500%, 6/1/54		658,926	665,469
6.000%, 7/1/54		1,274,394	1,298,850
5.000%, 1/1/55		39,175	38,701
FNMA/FHLMC UMBS, 30 Year, Single Family
4.000%, 4/25/56 TBA		9,220,000	8,692,731
4.500%, 4/25/56 TBA		600,000	578,906
5.000%, 5/25/56 TBA		2,600,000	2,560,289
6.000%, 5/25/56 TBA		1,420,000	1,445,183
3.000%, 6/25/56 TBA		7,100,000	6,236,629
3.500%, 6/25/56 TBA		11,200,000	10,247,562
4.500%, 6/25/56 TBA		1,700,000	1,637,180
5.500%, 6/25/56 TBA		21,400,000	21,436,782
GNMA
3.000%, 7/15/45		4,883	4,433
3.000%, 8/15/45		34,918	31,782
4.500%, 1/20/49		167,466	164,817
5.000%, 1/20/49		2,242	2,261
5.000%, 2/20/49		28,457	28,709
5.000%, 7/20/49		827,078	835,952
3.500%, 11/20/54		547,699	502,409
5.000%, 3/20/55		1,953,180	1,935,074
5.000%, 4/20/55		39,031	38,657
4.000%, 7/20/55		2,765,587	2,589,844
3.500%, 4/15/56 TBA		1,000,000	916,797
6.000%, 4/15/56 TBA		3,800,000	3,862,641
6.000%, 5/15/56 TBA		50,500	51,271

Total Mortgage-Backed Securities			107,569,501

Municipal Bonds (0.7%)
California Health Facilities Financing Authority
4.190%, 6/1/37		1,300,000	1,217,369
University of Michigan
3.504%, 4/1/52		900,000	652,583

Total Municipal Bonds			1,869,952

Supranational (0.7%)
European Investment Bank
3.750%, 2/14/33		500,000	488,280
European Union
2.875%, 10/5/29(m)		1,000,000	1,155,698
2.500%, 12/4/31(m)		100,000	112,326
1.250%, 2/4/43(m)		100,000	78,177

Total Supranational			1,834,481

U.S. Treasury Obligations (19.6%)
U.S. Treasury Bonds
1.375%, 11/15/40		8,600,000	5,548,343
2.250%, 5/15/41		1,100,000	802,638
4.375%, 5/15/41		908,000	875,794
1.750%, 8/15/41		400,000	267,807
2.000%, 11/15/41		400,000	277,093
2.375%, 2/15/42		800,000	584,018
3.250%, 5/15/42		3,910,000	3,229,286
4.000%, 11/15/42		570,000	516,741
3.875%, 2/15/43		2,800,000	2,491,832
3.875%, 5/15/43		600,000	532,776
3.625%, 8/15/43		1,600,000	1,368,489
4.375%, 8/15/43		3,280,000	3,101,662
3.375%, 5/15/44		900,000	736,753
4.625%, 5/15/44		100,000	97,166
3.125%, 8/15/44		1,800,000	1,413,569
2.875%, 8/15/45		600,000	446,254

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
4.875%, 8/15/45		$2,353,000	$2,350,059
2.750%, 8/15/47		300,000	212,624
3.000%, 2/15/48		1,000,000	738,906
3.125%, 5/15/48		100,000	75,369
3.000%, 8/15/48		12,800,000	9,405,577
3.375%, 11/15/48		600,000	470,971
3.000%, 2/15/49		700,000	512,132
2.875%, 5/15/49		1,300,000	925,885
2.250%, 8/15/49		2,360,000	1,470,547
2.375%, 11/15/49		400,000	255,387
2.000%, 2/15/50		2,000,000	1,166,928
1.375%, 8/15/50		400,000	195,999
1.625%, 11/15/50		1,700,000	889,313
1.875%, 2/15/51		2,450,000	1,363,820
2.375%, 5/15/51		300,000	188,109
2.000%, 8/15/51		2,075,000	1,184,723
1.875%, 11/15/51		625,000	344,335
4.625%, 11/15/55		300,000	287,344
U.S. Treasury Inflation Linked Bonds
0.625%, 2/15/43 TIPS		1,697,628	1,251,155
1.375%, 2/15/44 TIPS		139,558	115,438
0.750%, 2/15/45 TIPS		690,610	496,257
1.000%, 2/15/46 TIPS		137,269	101,944
0.875%, 2/15/47 TIPS		404,220	286,974
1.000%, 2/15/49 TIPS		129,255	91,616
0.250%, 2/15/50 TIPS		126,510	71,783
0.125%, 2/15/51 TIPS		1,374,208	731,659
0.125%, 2/15/52 TIPS		467,360	243,111
1.500%, 2/15/53 TIPS		765,933	588,693
2.125%, 2/15/54 TIPS		1,271,736	1,123,362
2.375%, 2/15/55 TIPS		206,150	191,986
U.S. Treasury Inflation Linked Notes
1.250%, 4/15/28 TIPS(t)		867,488	870,528
U.S. Treasury STRIPS Bonds
0.000%, 8/15/40 STRIPS		300,000	148,916
0.000%, 5/15/41 STRIPS		100,000	47,427
0.000%, 8/15/41 STRIPS		300,000	140,124

Total U.S. Treasury Obligations			50,829,222

Total Long-Term Debt Securities (115.2%) (Cost $313,053,089)			298,401,086

SHORT-TERM INVESTMENTS:
Commercial Paper (0.3%)
Crown Castle, Inc.
4.22%, 4/16/26(n)(p)§		700,000	698,689

Foreign Government Treasury Bills (0.1%)
Federative Republic of Brazil
0.00%, 10/1/26(p)	BRL	1,900,000	343,546

U.S. Government Agency Securities (4.1%)
FHLB
3.38%, 4/15/26(o)(p)		$900,000	898,735
3.40%, 4/17/26(o)(p)		2,400,000	2,396,153
3.58%, 5/8/26(o)(p)		2,200,000	2,191,720
3.59%, 5/29/26(o)(p)		1,700,000	1,690,058
3.60%, 6/12/26(o)(p)		400,000	397,099
3.62%, 6/22/26(o)(p)		2,700,000	2,677,663
3.63%, 7/1/26(o)(p)		400,000	396,325

Total U.S. Government Agency Securities			10,647,753

U.S. Treasury Obligations (0.8%)
U.S. Treasury Bills
3.56%, 5/12/26(p)(w)		100,000	99,587
3.59%, 5/26/26(p)(w)		100,000	99,444
3.56%, 6/9/26(p)(w)		500,000	496,563
3.58%, 6/25/26(p)		300,000	297,459
3.59%, 6/30/26(p)		100,000	99,101
3.61%, 7/21/26(p)		600,000	593,343
3.61%, 7/30/26(p)(w)		300,000	296,408

Total U.S. Treasury Obligations			1,981,905

Total Short-Term Investments (5.3%) (Cost $13,669,438)			13,671,893

	Number of Contracts		Value (Note 1)
SWAPTIONS PURCHASED:
Call Swaptions Purchased (0.0%)†
Call/Put Interest Rate Swaptions Purchased Payable (0.0%)†
1 Year, July 2026 @3.50% v.1 Day SOFR 07/13/2026 at USD 3.50, European Style Notional Amount: USD 19,200,000 Counterparty: Citibank NA*		19,200,000	27,338

Total Swaptions Purchased (0.0%)† (Cost $42,240)			27,338

Total Investments in Securities (120.5%) (Cost $326,764,767)			312,100,317
Other Assets Less Liabilities (-20.5%)			(53,194,386)

Net Assets (100%)			$258,905,931

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, the market value of these securities amounted to $55,263,955 or 21.3% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2026. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2026.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2026.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the market value or fair value, as applicable, of these securities amounted to $7,844,446 or 3.0% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2026.

(p)	Yield to maturity.

(t)	All, or a portion of security held by broker as collateral for centrally cleared swaps, with a total collateral value of $631,057.

(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $898,611.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2026.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Glossary:

ACES — Alternative Credit Enhancement Securities

ARM — Adjustable Rate Mortgage

ASX — Australian Securities Exchange

AUD — Australian Dollar

BBR — Bank Bill Rate

BRL — Brazilian Real

CAD — Canadian Dollar

CDI — Interbank Certificate of Deposit

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

CNY — Chinese Renminbi

REPO_CORRA — Canadian Overnight Repo Rate Average

DKK — Denmark Krone

ESTR — Euro Short-Term Rate

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

IO — Interest Only

JPY — Japanese Yen

KRW — Korean (South) Won

MXN — Mexican Peso

NZD — New Zealand Dollar

PEN — Peruvian Sol

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Over Night Index Average

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

TONAR — Tokyo Over-Night Average Rate

TRY — Turkish Lira

TWD — New Taiwan Dollar

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

ZAR — South African Rand

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	39	6/2026	AUD	2,899,444	(16,944)
Canada 10 Year Bond	16	6/2026	CAD	1,380,318	(28,401)
Long Gilt	48	6/2026	GBP	5,577,545	(300,884)
U.S. Treasury 2 Year Note	12	6/2026	USD	2,489,344	(5,961)
U.S. Treasury 5 Year Note	271	6/2026	USD	29,316,695	(370,161)
U.S. Treasury 10 Year Note	194	6/2026	USD	21,543,094	(393,434)

					(1,115,785)

Short Contracts
Euro-Bund	(14)	6/2026	EUR	(2,029,048)	51,731
U.S. Treasury Long Bond	(5)	6/2026	USD	(569,375)	18,432
U.S. Treasury Ultra Bond	(35)	6/2026	USD	(4,079,687)	136,746

					206,909

					(908,876)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
TRY	1,898,324	USD	41,765	Barclays Bank plc	4/1/2026	951
BRL	7,481,600	USD	1,432,678	Bank of America**	4/2/2026	11,689
CNY	77,674	USD	11,225	JPMorgan Chase Bank**	4/2/2026	19
JPY	87,585,425	USD	547,717	HSBC Bank plc	4/2/2026	4,159
TRY	3,092,359	USD	68,721	Barclays Bank plc	4/2/2026	863
USD	1,967,853	AUD	2,770,000	HSBC Bank plc	4/2/2026	56,692
USD	211,301	AUD	301,000	JPMorgan Chase Bank	4/2/2026	3,626
USD	2,787,594	CAD	3,811,101	Bank of America	4/2/2026	47,963
USD	22,136	CNY	151,529	Goldman Sachs Bank USA**	4/2/2026	201
USD	68,722	EUR	59,000	Bank of America	4/2/2026	527
USD	10,110,739	EUR	8,552,968	Citibank NA	4/2/2026	224,790
USD	648,257	EUR	560,000	JPMorgan Chase Bank	4/2/2026	981
USD	177,026	GBP	132,000	Bank of America	4/2/2026	2,311
USD	3,554,690	GBP	2,628,270	Barclays Bank plc	4/2/2026	75,912
USD	51,761	GBP	39,000	Citibank NA	4/2/2026	141
USD	117,629	GBP	88,000	JPMorgan Chase Bank	4/2/2026	1,153
USD	15,875	JPY	2,468,441	Bank of America	4/2/2026	321
USD	1,152,808	JPY	179,356,744	HSBC Bank plc	4/2/2026	22,681
USD	175,718	JPY	27,347,976	Morgan Stanley	4/2/2026	3,398
TRY	2,366,747	USD	52,551	Barclays Bank plc	4/3/2026	648
TRY	506,895	USD	11,034	Barclays Bank plc	4/6/2026	323
USD	44,102	DKK	279,042	HSBC Bank plc	4/7/2026	928
TRY	16,160,411	USD	355,541	Barclays Bank plc	4/9/2026	5,365
USD	158,646	PEN	550,059	Citibank NA**	4/10/2026	664
TRY	2,328,834	USD	51,229	Barclays Bank plc	4/13/2026	488
TRY	1,751,446	USD	38,384	Barclays Bank plc	4/17/2026	291
TRY	46,536,254	USD	1,015,510	Barclays Bank plc	4/20/2026	7,685
USD	203,958	ZAR	3,337,701	Barclays Bank plc	4/20/2026	6,987
USD	163,258	ZAR	2,750,000	Citibank NA	4/20/2026	970
USD	533,665	ZAR	8,911,370	JPMorgan Chase Bank	4/20/2026	7,771
TRY	10,160,945	USD	221,966	Barclays Bank plc	4/21/2026	1,124
TRY	1,762,075	USD	38,438	Barclays Bank plc	4/22/2026	194
TRY	10,877,621	USD	236,393	Barclays Bank plc	4/24/2026	1,407
TRY	2,280,871	USD	49,335	Barclays Bank plc	4/28/2026	241
USD	2,751,300	CAD	3,810,221	Barclays Bank plc	5/4/2026	8,442
USD	3,823,516	GBP	2,887,270	JPMorgan Chase Bank	5/5/2026	2,115
USD	82,481	TRY	3,829,758	Barclays Bank plc	5/6/2026	46
BRL	5,783,362	USD	1,074,006	Goldman Sachs Bank USA**	6/2/2026	27,616
USD	846,002	PEN	2,849,756	Goldman Sachs Bank USA**	6/17/2026	30,437
USD	435,913	PEN	1,505,035	Citibank NA**	7/16/2026	5,798
USD	129,703	PEN	437,669	Citibank NA**	8/26/2026	4,882

Total unrealized appreciation						572,800

USD	41,886	TRY	1,883,188	Barclays Bank plc	4/1/2026	(490)
CAD	3,815,503	USD	2,751,300	Barclays Bank plc	4/2/2026	(8,504)
NZD	12,000	USD	7,187	Morgan Stanley	4/2/2026	(292)
USD	1,392,697	BRL	7,507,269	Goldman Sachs Bank USA**	4/2/2026	(56,625)
USD	68,721	TRY	3,100,623	Barclays Bank plc	4/2/2026	(1,049)
USD	52,551	TRY	2,382,623	Barclays Bank plc	4/3/2026	(1,005)
USD	215,300	TRY	9,735,847	Barclays Bank plc	4/9/2026	(2,128)
USD	51,229	TRY	2,354,177	Barclays Bank plc	4/13/2026	(1,050)
USD	68,721	TRY	3,136,014	Barclays Bank plc	4/14/2026	(822)
KRW	607,068,565	USD	414,832	HSBC Bank plc**	4/15/2026	(18,333)
USD	68,722	TRY	3,142,932	Barclays Bank plc	4/16/2026	(777)
USD	38,422	TRY	1,773,502	Barclays Bank plc	4/17/2026	(739)
USD	179,280	TRY	8,261,790	Barclays Bank plc	4/20/2026	(2,374)
USD	205,438	ZAR	3,496,559	Bank of America	4/20/2026	(907)
USD	35,204	ZAR	599,000	Citibank NA	4/20/2026	(145)
USD	54,962	TRY	2,537,815	Barclays Bank plc	4/21/2026	(757)
USD	38,438	TRY	1,788,136	Barclays Bank plc	4/22/2026	(765)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	25,574	TRY	1,192,771	Barclays Bank plc	4/24/2026	(502)
USD	68,722	TRY	3,196,535	Barclays Bank plc	4/28/2026	(757)
TRY	3,452,897	USD	74,960	Barclays Bank plc	4/29/2026	(18)
USD	74,960	TRY	3,484,888	Barclays Bank plc	4/29/2026	(676)
USD	112,122	TRY	5,239,410	Barclays Bank plc	4/30/2026	(1,430)
TRY	3,822,912	USD	82,481	Barclays Bank plc	5/4/2026	(31)
USD	42,797	DKK	277,424	JPMorgan Chase Bank	5/4/2026	(192)
USD	10,557,650	EUR	9,171,968	Bank of America	5/4/2026	(60,846)
USD	82,481	TRY	3,854,667	Barclays Bank plc	5/4/2026	(654)
USD	54,987	TRY	2,564,264	Barclays Bank plc	5/5/2026	(263)
TRY	19,447,902	USD	419,316	Barclays Bank plc	5/6/2026	(702)
USD	68,734	TRY	3,195,719	Barclays Bank plc	5/6/2026	(53)
USD	11,225	CNY	77,484	JPMorgan Chase Bank**	5/7/2026	(19)
USD	761,494	JPY	121,130,458	Bank of America	5/7/2026	(4,301)
USD	547,717	JPY	87,320,768	HSBC Bank plc	5/7/2026	(4,331)
MXN	19,247,918	USD	1,073,779	JPMorgan Chase Bank	5/21/2026	(4,491)
USD	863,961	PEN	3,080,712	Citibank NA**	5/26/2026	(18,659)
USD	328,070	TWD	10,439,195	HSBC Bank plc**	6/17/2026	(182)
USD	347,667	BRL	1,900,000	Bank of America**	10/2/2026	(3,761)

Total unrealized depreciation						(198,630)

Net unrealized appreciation						374,170

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Written Call Options Contracts as of March 31, 2026 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
U.S. Treasury 10 Year Note	Exchange Traded	3	USD	(300,000)	USD	113.00	4/24/2026	(422)

Written Put Options Contracts as of March 31, 2026 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
CDX North American Investment Grade 45-V1	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD	0.01	6/17/2026	(271)
CDX North American Investment Grade 45-V1	Goldman Sachs Bank USA	700,000	USD	(700,000)	USD	0.01	5/20/2026	(566)
Foreign Exchange USD/KRW	Bank of America	212,848	USD	(212,848)	USD	1,350.00	7/9/2026	(150)
Foreign Exchange USD/KRW	Bank of America	362,152	USD	(362,152)	USD	1,350.00	7/13/2026	(282)
Foreign Exchange USD/KRW	HSBC BANK USA N.A.	219,000	USD	(219,000)	USD	1,350.00	7/10/2026	(158)
iTraxx Europe Main 45-V1	Bank of America	300,000	EUR	(300,000)	EUR	0.01	5/20/2026	(351)
U.S. Treasury 10 Year Note	Exchange Traded	3	USD	(300,000)	USD	110.00	4/24/2026	(1,078)

								(2,856)

Total Written Options Contracts (Premiums Received ($5,400))								(3,278)

Written Call Swaption Contracts as of March 31, 2026 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
1 Year, July 2026 @3.00% v.1 Day SOFR	Citibank NA	19,200,000	USD	(19,200,000)	USD	3.00	7/13/2026	(9,949)
1 Year, July 2026 @3.25% v.1 Day SOFR	Citibank NA	19,200,000	USD	(19,200,000)	USD	3.25	7/13/2026	(16,504)
10 Years, April 2026 @3.60% v.1 Day SOFR	Goldman Sachs Bank USA	100,000	USD	(100,000)	USD	3.60	4/16/2026	(99)
10 Years, April 2026 @3.62% v.1 Day SOFR	Bank of America	100,000	USD	(100,000)	USD	3.62	4/20/2026	(137)
10 Years, April 2026 @3.67% v.1 Day SOFR	Goldman Sachs Bank USA	100,000	USD	(100,000)	USD	3.67	4/30/2026	(310)
10 Years, April 2026 @3.70% v.1 Day SOFR	Goldman Sachs Bank USA	300,000	USD	(300,000)	USD	3.70	4/27/2026	(936)
5 Years, April 2026 @2.54% v.6 Month EURIBOR	Morgan Stanley	100,000	EUR	(100,000)	EUR	2.54	4/16/2026	(17)

								(27,952)

Written Put Swaption Contracts as of March 31, 2026 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
10 Years, April 2026 @3.90% v.1 Day SOFR	Bank of America	100,000	USD	(100,000)	USD	3.90	4/20/2026	(520)
10 Years, April 2026 @3.90% v.1 Day SOFR	Goldman Sachs Bank USA	100,000	USD	(100,000)	USD	3.90	4/16/2026	(476)
10 Years, April 2026 @4.06% v.1 Day SOFR	Goldman Sachs Bank USA	300,000	USD	(300,000)	USD	4.06	4/27/2026	(771)
10 Years, April 2026 @4.07% v.1 Day SOFR	Goldman Sachs Bank USA	100,000	USD	(100,000)	USD	4.07	4/30/2026	(280)
5 Years, April 2026 @2.92% v.6 Month EURIBOR	Morgan Stanley	100,000	EUR	(100,000)	EUR	2.92	4/16/2026	(350)

								(2,397)

Total Written Swaption Contracts (Premiums Received ($42,184))								(30,349)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Centrally Cleared Credit default swap contracts outstanding - sell protection as of March 31, 2026 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
AT&T, Inc.	1.00	Quarterly	12/20/2027	0.37	USD	300,000	3,171	110	3,281
Verizon Communications, Inc.	1.00	Quarterly	6/20/2028	0.37	USD	200,000	1,350	1,426	2,776
Verizon Communications, Inc.	1.00	Quarterly	12/20/2028	0.42	USD	100,000	714	819	1,533
Verizon Communications, Inc.	1.00	Quarterly	12/20/2029	0.52	USD	300,000	3,989	1,144	5,133
CDX North American Investment Grade 46-V1	1.00	Quarterly	6/20/2031	0.63	USD	300,000	5,262	24	5,286
CDX North American Investment Grade 46-V1	1.00	Quarterly	6/20/2031	0.63	USD	11,500,000	201,448	1,198	202,646
CDX North American Investment Grade 46-V1	1.00	Quarterly	6/20/2031	0.63	USD	600,000	10,368	205	10,573
CDX North American Investment Grade 46-V1	1.00	Quarterly	6/20/2031	0.60	USD	700,000	11,493	240	11,733
CDX North American Investment Grade 46-V1	1.00	Quarterly	6/20/2031	0.63	USD	200,000	3,214	310	3,524
CDX North American Investment Grade 46-V1	1.00	Quarterly	6/20/2031	0.63	USD	100,000	1,610	152	1,762
iTraxx Europe Main 44-V1	1.00	Quarterly	12/20/2030	0.92	EUR	100,000	1,987	(255)	1,732
iTraxx Europe Main 44-V1	1.00	Quarterly	12/20/2030	0.92	EUR	100,000	1,775	(42)	1,733
iTraxx Europe Main 44-V1	1.00	Quarterly	12/20/2030	0.92	EUR	100,000	1,921	(188)	1,733

Total Centrally Cleared Credit default swap contracts outstanding							248,302	5,143	253,445

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

OTC Credit default swap contracts outstanding - sell protection as of March 31, 2026 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Counterparty	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of South Africa	1.00	Quarterly	Bank of America	12/20/2026	0.73	USD	1,600,000	(10,925)	14,582	3,657
Republic of South Africa	1.00	Quarterly	Morgan Stanley	12/20/2026	0.73	USD	1,300,000	(8,505)	11,476	2,971

								(19,430)	26,058	6,628

iTraxx Europe Crossover 44-V1	5.00	Quarterly	JPMorgan Chase Bank	12/20/2030	0.92	EUR	440,000	97,110	(9,056)	88,054
iTraxx Europe Crossover 44-V1	5.00	Quarterly	Morgan Stanley	12/20/2030	0.92	EUR	360,000	76,902	(4,858)	72,044
iTraxx Europe Crossover 44-V1	5.00	Quarterly	Citibank NA	12/20/2030	0.92	EUR	100,000	21,482	(1,470)	20,012

								195,494	(15,384)	180,110

								176,064	10,674	186,738

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Centrally Cleared Interest rate swap contracts outstanding as of March 31, 2026 (Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month EURIBOR Semi-Annual	3.00 annually	Receive	9/16/2056	EUR	500,000	11,214	733	11,947
6 month EURIBOR Semi-Annual	3.00 annually	Receive	9/16/2056	EUR	610,000	14,394	182	14,576
6 month EURIBOR Semi-Annual	3.00 annually	Receive	9/16/2056	EUR	1,210,000	19,601	9,312	28,913
6 month EURIBOR Semi-Annual	2.35 annually	Receive	4/29/2030	EUR	200,000	—	1,553	1,553
1 day CDI At Termination	13.73 at termination	Pay	1/2/2031	BRL	27,129	—	8	8
1 day CDI At Termination	13.90 at termination	Pay	1/2/2031	BRL	161,759	—	294	294
1 day CDI At Termination	14.07 at termination	Pay	1/2/2031	BRL	1,288,428	—	4,223	4,223
1 day CDI At Termination	13.00 at termination	Receive	1/2/2029	BRL	1,525,195	—	8,827	8,827
1 day CDI At Termination	13.02 at termination	Receive	1/2/2029	BRL	6,161,055	—	35,118	35,118
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	400,000	10,540	33,242	43,782
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	7,809	14,082	21,891
1 day SOFR Annual	4.00 annually	Receive	6/17/2056	USD	359,700	7,877	(899)	6,978
1 day SOFR Annual	4.00 annually	Receive	6/17/2056	USD	100,000	1,592	348	1,940
1 day SOFR Annual	4.08 annually	Receive	11/15/2053	USD	100,000	—	875	875
1 day SOFR Annual	4.00 annually	Receive	6/17/2056	USD	100,000	524	1,416	1,940
1 day SOFR Annual	4.00 annually	Receive	6/17/2056	USD	100,000	683	1,257	1,940
1 day SOFR Annual	4.00 annually	Receive	6/17/2056	USD	100,000	2,059	—	2,059
1 day SOFR Annual	4.00 annually	Receive	6/17/2056	USD	100,000	2,014	—	2,014
1 day SONIA Annual	4.50 annually	Receive	9/16/2056	GBP	90,000	4,409	723	5,132
1 day SONIA Annual	4.50 annually	Receive	9/16/2056	GBP	110,000	5,447	825	6,272
1 day SOFR Annual	4.00 annually	Receive	6/17/2056	USD	100,000	653	1,287	1,940
1 day SOFR Annual	3.75 annually	Receive	6/20/2034	USD	6,400,000	206,440	(179,864)	26,576
1 day REPO_CORRA Semi-Annual	3.00 semi-annually	Receive	6/1/2034	CAD	200,000	(185)	868	683
1 day REPO_CORRA Semi-Annual	3.00 semi-annually	Receive	6/1/2034	CAD	100,000	94	247	341
1 day REPO_CORRA Semi-Annual	3.00 semi-annually	Receive	6/1/2034	CAD	100,000	(8)	350	342
1 day TONAR Annual	1.25 annually	Receive	6/18/2032	JPY	540,000,000	(2,556)	104,323	101,767
1 day SOFR Annual	3.64 annually	Receive	8/15/2035	USD	300,000	580	3,738	4,318
1 day SOFR Annual	3.70 annually	Receive	8/15/2035	USD	300,000	(255)	3,153	2,898
1 day SOFR Annual	3.72 annually	Receive	8/15/2035	USD	300,000	835	1,707	2,542
1 day SOFR Annual	3.72 annually	Receive	8/15/2035	USD	235,000	477	1,515	1,992
1 day SOFR Annual	3.55 annually	Receive	9/17/2035	USD	200,000	—	4,819	4,819
1 day SOFR Annual	3.75 annually	Receive	3/3/2036	USD	100,000	—	838	838
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	7,739	14,152	21,891
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	5,299	16,592	21,891
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	6,649	15,242	21,891
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	400,000	12,954	30,828	43,782
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	5,157	16,734	21,891
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	1,500,000	38,118	126,065	164,183
1 day SOFR Annual	3.72 annually	Receive	8/15/2033	USD	1,300,000	—	3,566	3,566
1 day ESTR Annual	2.06 annually	Receive	10/5/2029	EUR	300,000	—	5,770	5,770
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	4,669	17,222	21,891
1 day SOFR Annual	3.50 annually	Receive	3/18/2031	USD	250,000	(1,763)	3,106	1,343

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
1 day SOFR Annual	4.00 annually	Receive	6/17/2056	USD	100,000	515	1,425	1,940
1 day SOFR Annual	3.67 annually	Receive	5/31/2028	USD	1,500,000	—	3,970	3,970
1 day SOFR Annual	3.74 annually	Receive	8/15/2033	USD	630,000	—	476	476
1 day SOFR Annual	2.62 annually	Receive	2/15/2048	USD	1,400,000	198,256	115,214	313,470
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	5,300,000	1,581,670	501,986	2,083,656
1 day SOFR Annual	2.00 annually	Receive	12/21/2032	USD	900,000	100,025	(4,846)	95,179
1 day SOFR Annual	1.75 annually	Receive	6/15/2032	USD	3,500,000	381,160	57,385	438,545
1 day SOFR Annual	3.75 annually	Receive	8/15/2033	USD	700,000	—	78	78
1 day SOFR Annual	3.50 annually	Receive	12/18/2054	USD	1,080,000	11,483	102,697	114,180
1 day ESTR Annual	2.06 annually	Receive	10/5/2029	EUR	300,000	—	5,857	5,857
1 day ESTR Annual	2.05 annually	Receive	10/5/2029	EUR	200,000	—	3,961	3,961
1 day SOFR Annual	3.75 annually	Receive	8/15/2033	USD	800,000	—	159	159
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	300,000	6,949	25,888	32,837
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	300,000	6,566	26,271	32,837
1 day SOFR Annual	3.78 annually	Receive	3/3/2036	USD	100,000	—	612	612
1 day SOFR Annual	4.00 annually	Receive	6/17/2056	USD	140,300	2,549	173	2,722
1 day REPO_CORRA Semi-Annual	2.74 semi-annually	Receive	6/1/2034	CAD	200,000	—	3,500	3,500
1 day SOFR Annual	3.50 annually	Receive	3/18/2031	USD	250,000	(1,794)	3,137	1,343
1 day SONIA Annual	4.00 annually	Receive	9/16/2036	GBP	300,000	6,394	7,381	13,775
1 day SONIA Annual	4.00 annually	Receive	9/16/2036	GBP	1,160,000	39,518	13,746	53,264
1 day SONIA Annual	4.00 annually	Receive	9/16/2036	GBP	1,240,000	38,516	18,422	56,938
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	100,000	2,729	8,217	10,946
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	5,923	15,968	21,891

						2,753,519	1,216,054	3,969,573

6 month EURIBOR Semi-Annual	2.75 annually	Pay	9/16/2036	EUR	3,550,000	(5,371)	(120,487)	(125,858)
6 month EURIBOR Semi-Annual	2.61 annually	Pay	3/24/2035	EUR	80,000	—	(2,990)	(2,990)
6 month BBR Semi-Annual	4.50 semi-annually	Pay	9/18/2034	AUD	800,000	3,553	(22,577)	(19,024)
6 month BBR Semi-Annual	4.50 semi-annually	Pay	9/18/2034	AUD	500,000	1,793	(13,683)	(11,890)
6 month BBR Semi-Annual	4.50 semi-annually	Pay	9/18/2034	AUD	100,000	283	(2,661)	(2,378)
6 month BBR Semi-Annual	4.00 semi-annually	Pay	3/19/2035	AUD	900,000	(836)	(45,057)	(45,893)
6 month EURIBOR Semi-Annual	2.75 annually	Pay	9/16/2036	EUR	1,120,000	(10,197)	(29,510)	(39,707)
6 month EURIBOR Semi-Annual	2.75 annually	Pay	9/16/2036	EUR	1,230,000	(10,255)	(33,352)	(43,607)
6 month BBR Semi-Annual	4.50 semi-annually	Pay	9/20/2033	AUD	1,400,000	10,211	(38,497)	(28,286)
6 month BBR Semi-Annual	4.50 semi-annually	Pay	3/20/2034	AUD	900,000	6,038	(25,902)	(19,864)
6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/18/2027	EUR	2,200,000	(39,953)	(7,139)	(47,092)
1 day CDI At Termination	13.68 at termination	Pay	1/2/2031	BRL	271,789	(410)	389	(21)
1 day CDI At Termination	13.29 at termination	Pay	1/2/2029	BRL	699,208	(44)	(3,368)	(3,412)
1 day CDI At Termination	13.66 at termination	Pay	1/2/2031	BRL	651,954	(577)	375	(202)
1 day CDI At Termination	13.32 at termination	Pay	1/2/2029	BRL	317,531	—	(1,485)	(1,485)
1 day CDI At Termination	13.93 at termination	Pay	1/4/2027	BRL	6,128,216	—	(11,299)	(11,299)
1 day CDI At Termination	11.41 at termination	Pay	1/4/2027	BRL	12,015,295	—	(136,894)	(136,894)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
1 day CDI At Termination	13.93 at termination	Pay	1/4/2027	BRL	1,370,785	38	(2,565)	(2,527)
1 day CDI At Termination	13.68 at termination	Pay	1/2/2031	BRL	326,147	(454)	429	(25)
1 day CDI At Termination	14.01 at termination	Pay	1/4/2027	BRL	483,738	—	(761)	(761)
1 day CDI At Termination	13.40 at termination	Pay	1/2/2029	BRL	4,402,984	(129)	(15,591)	(15,720)
1 day CDI At Termination	13.66 at termination	Pay	1/2/2031	BRL	1,521,226	(930)	459	(471)
1 day CDI At Termination	13.29 at termination	Pay	1/2/2029	BRL	2,542,573	—	(12,407)	(12,407)
1 day CDI At Termination	13.35 at termination	Pay	1/2/2029	BRL	444,505	—	(1,962)	(1,962)
1 day CDI At Termination	13.93 at termination	Pay	1/4/2027	BRL	806,363	—	(1,491)	(1,491)
1 day SOFR Annual	3.74 annually	Receive	10/31/2030	USD	500,000	—	(2,690)	(2,690)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	120,000	(37)	(349)	(386)
1 day SOFR Annual	3.91 annually	Receive	3/12/2035	USD	200,000	—	(1,543)	(1,543)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	120,000	(562)	176	(386)
1 day SOFR Annual	3.72 annually	Receive	10/31/2030	USD	200,000	—	(917)	(917)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	120,000	(608)	222	(386)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	120,000	(352)	(34)	(386)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	140,000	(113)	(337)	(450)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	120,000	(165)	(221)	(386)
1 day SOFR Annual	3.73 annually	Receive	10/31/2030	USD	300,000	—	(1,512)	(1,512)
1 day REPO_CORRA Semi-Annual	3.00 semi-annually	Receive	6/1/2033	CAD	200,000	646	(692)	(46)
1 day REPO_CORRA Semi-Annual	3.00 semi-annually	Receive	6/1/2033	CAD	100,000	291	(314)	(23)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	120,000	(576)	190	(386)
1 day SOFR Annual	3.93 annually	Receive	3/24/2035	USD	200,000	—	(1,888)	(1,888)
1 day SOFR Annual	3.93 annually	Receive	3/24/2035	USD	200,000	—	(1,888)	(1,888)
1 day SOFR Annual	3.91 annually	Receive	3/4/2035	USD	200,000	—	(1,598)	(1,598)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	450,000	(6,870)	(4,195)	(11,065)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	1,700,000	(29,173)	(12,628)	(41,801)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	250,000	(3,950)	(2,197)	(6,147)
1 day SOFR Annual	4.10 annually	Receive	2/18/2035	USD	700,000	—	(15,761)	(15,761)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	181,000	607	(1,189)	(582)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	191,000	332	(946)	(614)
1 day SOFR Annual	3.73 annually	Receive	10/31/2030	USD	400,000	—	(1,925)	(1,925)
1 day SOFR Annual	3.81 annually	Receive	5/31/2028	USD	1,500,000	—	(2,193)	(2,193)
1 day SOFR Annual	4.00 annually	Receive	3/18/2036	USD	100,000	(3,164)	1,922	(1,242)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	181,000	341	(923)	(582)
1 day SOFR Annual	4.00 annually	Receive	3/18/2036	USD	200,000	(6,288)	3,805	(2,483)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	300,000	(6,142)	(1,235)	(7,377)

						(103,023)	(578,886)	(681,909)

Total Centrally Cleared Interest rate swap contracts outstanding						2,650,496	637,168	3,287,664

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

(1)	Value of floating rate index at March 31, 2026 was as follows:

Floating Rate Index	Value
1 day CDI BRL	2.27%
1 day ESTR EUR	1.93%
1 day REPO_CORRA CAD	1.16%
1 day SOFR USD	3.68%
1 day SONIA GBP	3.73%
1 day TONAR JPY	0.72%
6 month BBR AUD	4.78%
6 month EURIBOR EUR	2.48%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$24,159,209	$—	$24,159,209
Centrally Cleared Credit Default Swaps	—	5,628	—	5,628
Centrally Cleared Interest Rate Swaps	—	1,409,630	—	1,409,630
Collateralized Mortgage Obligations	—	5,530,448	—	5,530,448
Commercial Mortgage-Backed Securities	—	10,779,834	—	10,779,834
Corporate Bonds
Communication Services	—	905,671	—	905,671
Consumer Discretionary	—	5,396,442	—	5,396,442
Consumer Staples	—	1,443,079	—	1,443,079
Energy	—	869,995	—	869,995
Financials	—	33,857,254	—	33,857,254
Health Care	—	1,162,405	—	1,162,405
Industrials	—	1,315,930	—	1,315,930
Information Technology	—	6,726,702	—	6,726,702
Materials	—	1,307,858	—	1,307,858
Real Estate	—	9,306,217	—	9,306,217
Utilities	—	17,086,218	—	17,086,218
Foreign Government Securities	—	16,450,668	—	16,450,668
Forward Currency Contracts	—	572,800	—	572,800
Futures	206,909	—	—	206,909
Mortgage-Backed Securities	—	107,569,501	—	107,569,501
Municipal Bonds	—	1,869,952	—	1,869,952
OTC Credit Default Swaps	—	26,058	—	26,058
Short-Term Investments
Commercial Paper	—	698,689	—	698,689
Foreign Government Treasury Bills	—	343,546	—	343,546
U.S. Government Agency Securities	—	10,647,753	—	10,647,753
U.S. Treasury Obligations	—	1,981,905	—	1,981,905
Supranational	—	1,834,481	—	1,834,481
Swaptions Purchased
Put Option	—	27,338	—	27,338
U.S. Treasury Obligations	—	50,829,222	—	50,829,222

Total Assets	$206,909	$314,114,433	$—	$314,321,342

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(485)	$—	$(485)
Centrally Cleared Interest Rate Swaps	—	(772,462)	—	(772,462)
Forward Currency Contracts	—	(198,630)	—	(198,630)
Futures	(1,115,785)	—	—	(1,115,785)
Options Written
Call Options Written	(422)	—	—	(422)
Put Options Written	(1,429)	(1,427)	—	(2,856)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
OTC Credit Default Swaps	—	(15,384)	—	(15,384)
Swaptions Written	—	(30,349)	—	(30,349)

Total Liabilities	$(1,117,636)	$(1,018,737)	$—	$(2,136,373)

Total	$(910,727)	$313,095,696	$—	$312,184,969

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,910,748
Aggregate gross unrealized depreciation	(24,472,527)

Net unrealized depreciation	$(19,561,779)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$334,821,607

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (21.7%)
522 Funding CLO Ltd.,
Series 2020-6A A1R2
4.871%, 10/23/34(l)§	$1,800,000	$1,798,468
Acore Issuer LLC,
Series 2026-FL1 A
5.125%, 8/20/43(l)§	2,000,000	2,000,361
American Airlines Pass-Through Trust,
Series 2014-1 A
3.700%, 10/1/26	543,606	538,966
Anchorage Capital CLO 21 Ltd.,
Series 2021-21A AR
4.718%, 10/20/34(l)§	1,200,000	1,195,516
Anchorage Credit Funding 19 Ltd.,
Series 2025-19A A
5.036%, 10/25/40§	2,000,000	1,993,846
Apidos CLO XXXV,
Series 2021-35A A
4.979%, 4/20/34(l)§	500,000	500,001
Ares LIX CLO Ltd.,
Series 2021-59A A
4.960%, 4/25/34(l)§	3,200,000	3,197,232
Ares XXVII CLO Ltd.,
Series 2013-2A AR3
4.821%, 10/28/34(l)§	3,200,000	3,198,067
ARI Fleet Lease Trust,
Series 2024-B A2
5.540%, 4/15/33§	557,249	560,185
Series 2025-B A2
4.590%, 3/15/34§	989,396	992,401
Atlas Senior Loan Fund XVI Ltd.,
Series 2021-16A AR
4.768%, 1/20/34(l)§	3,500,000	3,497,358
Atlas Senior Loan Fund XVII Ltd.,
Series 2021-17A AR
4.728%, 10/20/34(l)§	350,000	349,132
Bain Capital Credit CLO Ltd.,
Series 2019-3A ARR
4.700%, 10/21/34(l)§	500,000	498,434
BofA Auto Trust,
Series 2025-1A A2B
4.223%, 11/22/27(l)§	1,151,463	1,152,034
Capital One Prime Auto Receivables Trust,
Series 2023-2 A3
5.820%, 6/15/28	1,232,465	1,243,641
CarMax Auto Owner Trust,
Series 2024-1 A3
4.920%, 10/16/28	1,464,845	1,472,343
Series 2025-2 A2A
4.590%, 7/17/28	3,890,422	3,898,468
Series 2025-3 A2B
4.042%, 8/15/28(l)	1,624,853	1,625,039
Series 2025-4 A2B
4.082%, 3/15/29(l)	2,000,000	2,001,540
Series 2026-1 A2B
4.042%, 4/16/29(l)	4,000,000	3,997,036
CarVal CLO I Ltd.,
Series 2018-1A AR
4.901%, 7/16/31(l)§	1,522,993	1,522,703
CarVal CLO III Ltd.,
Series 2019-2A AR2
4.658%, 7/20/32(l)§	2,026,055	2,025,026
Carvana Auto Receivables Trust,
Series 2025-P4 A2
4.190%, 3/12/29	6,000,000	5,997,629
Cedar Funding VI CLO Ltd.,
Series 2016-6A AR3
4.758%, 4/20/34(l)§	1,200,000	1,198,921
Chase Auto Owner Trust,
Series 2025-1A A2
4.400%, 7/25/28§	2,185,001	2,188,713
Chesapeake Funding II LLC,
Series 2024-1A A2
4.442%, 5/15/36(l)§	898,192	898,189
Citibank Credit Card Issuance Trust,
Series 2017-A6 A6
4.557%, 5/14/29(l)	4,000,000	4,026,302
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A
3.953%, 1/25/37(l)	27,085	19,343
Citizens Auto Receivables Trust,
Series 2023-1 A3
5.840%, 1/18/28§	321,720	323,097
CQS US CLO Ltd.,
Series 2021-1A AR
4.868%, 1/20/35(l)§	1,000,000	997,514
DLLAD LLC,
Series 2024-1A A2
5.500%, 8/20/27§	442,828	444,218
Elevation CLO Ltd.,
Series 2018-3A A1R2
4.968%, 1/25/35(l)§	3,000,000	2,996,667
Enterprise Fleet Financing LLC,
Series 2024-3 A2
5.310%, 4/20/27§	136,853	137,178
Ford Credit Auto Lease Trust,
Series 2025-A A2B
4.082%, 8/15/27(l)	1,421,124	1,421,469
Ford Credit Auto Owner Trust,
Series 2024-C A2A
4.320%, 8/15/27	1,239,501	1,239,823
FS Rialto Issuer LLC,
Series 2026-FL11 A
5.127%, 1/19/44(l)§	2,000,000	2,000,152
Galaxy XXII CLO Ltd.,
Series 2016-22A AR4
4.683%, 4/16/34(l)§	1,100,000	1,098,086
GM Financial Automobile Leasing Trust,
Series 2025-2 A2A
4.550%, 7/20/27	2,103,801	2,108,622
Series 2025-3 A2B
4.023%, 10/20/27(l)	1,120,826	1,120,914

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
GM Financial Consumer Automobile Receivables Trust,
Series 2022-4 A4
4.880%, 8/16/28	$1,000,000	$1,002,696
Series 2024-4 A2A
4.530%, 10/18/27	365,790	365,973
GMF Floorplan Owner Revolving Trust,
Series 2023-1 A1
5.340%, 6/15/28§	4,000,000	4,010,164
GSAA Home Equity Trust,
Series 2007-6 A4
4.393%, 5/25/47(l)	62,691	41,196
Guggenheim CLO Ltd.,
Series 2022-2A A1R
4.822%, 1/15/35(l)§	350,000	349,917
Hertz Vehicle Financing III LLC,
Series 2023-1A A
5.490%, 6/25/27§	1,450,000	1,452,046
Hyundai Auto Lease Securitization Trust,
Series 2025-A A2B
4.072%, 6/15/27(l)§	2,265,088	2,266,295
Series 2025-C A2B
4.062%, 1/18/28(l)§	3,608,185	3,608,699
Hyundai Auto Receivables Trust,
Series 2024-C A2B
4.072%, 9/15/27(l)	661,867	662,003
Jamestown CLO XVI Ltd.,
Series 2021-16A AR
4.788%, 7/25/34(l)§	1,400,000	1,397,859
Jamestown CLO XVIII Ltd.,
Series 2022-18A A1R
4.938%, 7/25/35(l)§	3,200,000	3,196,202
KKR CLO 16 Ltd.,
Series 16 A1R3
4.808%, 10/20/34(l)§	1,100,000	1,098,854
KKR CLO 41 Ltd.,
Series 2022-41A A1
5.002%, 4/15/35(l)§	1,800,000	1,796,940
LCM 31 Ltd.,
Series 31A AR
4.948%, 7/20/34(l)§	1,600,000	1,600,461
LCM 39 Ltd.,
Series 39A A1R2
4.703%, 10/15/34(l)§	4,000,000	3,982,736
M&T Bank Auto Receivables Trust,
Series 2025-1A A2B
4.172%, 5/15/28(l)§	697,197	697,618
Madison Park Funding XLVI Ltd.,
Series 2020-46A ARR
4.672%, 10/15/34(l)§	700,000	698,250
Massachusetts Educational Financing Authority,
Series 2008-1 A1
5.099%, 4/25/38(l)	22,816	22,503
Navient Private Education Refi Loan Trust,
Series 2020-DA A
1.690%, 5/15/69§	515,141	491,175
Series 2020-GA A
1.170%, 9/16/69§	429,148	404,042
Series 2020-IA A1B
4.787%, 4/15/69(l)§	1,733,253	1,723,594
Series 2021-FA A
1.110%, 2/18/70§	5,412,451	4,837,429
Navient Refinance Loan Trust,
Series 2025-C A
4.800%, 10/15/55§	1,685,750	1,675,581
Navient Student Loan Trust,
Series 2017-5A A
4.576%, 7/26/66(l)§	1,509,141	1,514,933
Series 2023-BA A1B
5.372%, 3/15/72(l)§	580,338	585,602
Nelnet Student Loan Trust,
Series 2005-3 A5
4.070%, 12/24/35(l)	576,633	572,180
Series 2013-5A A
4.406%, 1/25/37(l)§	410,766	403,298
Series 2016-1A A
4.576%, 9/25/65(l)§	1,738,056	1,734,858
Series 2019-2A A
4.676%, 6/27/67(l)§	406,040	404,983
Series 2025-CA A1B
5.023%, 6/22/65(l)§	807,114	814,684
Series 2025-DA A1A
4.650%, 8/20/54§	1,593,480	1,571,695
Series 2026-A A1A
4.610%, 2/21/61§	1,726,318	1,713,763
Series 2026-A A1B
4.973%, 2/21/61(l)§	575,439	575,675
Nissan Auto Lease Trust,
Series 2026-A A2A
3.900%, 5/15/28	2,000,000	1,995,169
Northwoods Capital XII-B Ltd.,
Series 2018-12BA AR
4.864%, 6/15/31(l)§	1,066,587	1,066,195
Pagaya AI Debt Grantor Trust,
Series 2025-6 A1
4.248%, 9/15/26§	2,327,283	2,327,595
Palmer Square Loan Funding Ltd.,
Series 2024-2A A1R
4.489%, 1/15/33(l)§	4,000,000	3,999,980
PenFed Auto Receivables Owner Trust,
Series 2025-A A3
4.030%, 7/15/30§	400,000	399,135
PFP Ltd.,
Series 2026-13 A
5.180%, 8/18/43(l)§	1,700,000	1,701,401
PHEAA Student Loan Trust,
Series 2016-2A A
4.726%, 11/25/65(l)§	706,794	704,187
Post CLO Ltd.,
Series 2022-1A AR
4.762%, 4/20/35(l)§	800,000	798,773
Romark CLO V Ltd.,
Series 2021-5A AR
4.862%, 1/15/35(l)§	3,900,000	3,896,100
SBA Tower Trust (REIT),
4.831%, 10/15/29§	1,500,000	1,504,348

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
SFS Auto Receivables Securitization Trust,
Series 2023-1A A3
5.470%, 10/20/28§	$227,775	$228,863
Series 2026-1A A2A
3.910%, 8/20/29§	300,000	299,263
Silver Rock CLO II Ltd.,
Series 2021-2A AR
4.708%, 1/20/35(l)§	1,100,000	1,098,008
SLM Student Loan Trust,
Series 2010-1 A
4.176%, 3/25/25(h)(l)	839,688	825,158
Series 2012-3 A
4.426%, 12/27/38(l)	2,642,570	2,630,569
SMB Private Education Loan Trust,
Series 2020-PTA A2A
1.600%, 9/15/54§	540,101	509,159
Series 2026-B A1B
0.000%, 3/15/56(l)§	1,100,000	1,090,673
SoFi Consumer Loan Program Trust,
Series 2025-3 A
4.470%, 8/15/34§	565,502	566,479
Stellantis Financial Underwritten Enhanced Lease Trust,
Series 2025-BA A2
4.310%, 5/22/28§	3,926,132	3,934,986
Symphony CLO XXII Ltd.,
Series 2020-22A A1AR
4.848%, 4/18/33(l)§	565,894	565,678
Synchrony Card Issuance Trust,
Series 2025-A1 A
4.780%, 2/15/31	1,500,000	1,515,472
Tesla Sustainable Energy Trust,
Series 2024-1A A2
5.080%, 6/21/50§	1,083,391	1,082,802
THL Credit Wind River CLO Ltd.,
Series 2017-3A AR2
4.872%, 4/15/35(l)§	4,000,000	3,995,620
Toyota Auto Receivables Owner Trust,
Series 2024-D A2B
4.062%, 8/16/27(l)	356,906	356,986
Series 2025-B A2B
4.212%, 3/15/28(l)	2,429,305	2,431,929
Toyota Lease Owner Trust,
Series 2025-A A2B
4.083%, 7/20/27(l)§	2,621,917	2,622,750
Trillium Credit Card Trust II,
Series 2025-1A A
4.222%, 9/26/30(l)§	2,600,000	2,610,293
Trinitas CLO XVII Ltd.,
Series 2021-17A AR
4.818%, 10/20/34(l)§	3,500,000	3,495,615
Trinitas CLO XX Ltd.,
Series 2022-20A A1R
4.708%, 7/20/35(l)§	1,200,000	1,196,267
United States Small Business Administration,
Series 2008-20G 1
5.870%, 7/1/28	125,860	127,698
Series 2008-20H 1
6.020%, 8/1/28	91,914	92,929
Unity-Peace Park CLO Ltd.,
Series 2022-1A A1R
4.723%, 4/20/35(l)§	1,000,000	997,339
Verdelite Static CLO Ltd.,
Series 2024-1A A
4.798%, 7/20/32(l)§	1,262,677	1,262,144
Verizon Master Trust,
Series 2024-6 A1B
4.343%, 8/20/30(l)	4,000,000	4,026,816
Voya CLO Ltd.,
Series 2019-2A AR
4.868%, 7/20/32(l)§	2,308,426	2,309,774
Wind River CLO Ltd.,
Series 2016-1KRA A1R3
4.732%, 10/15/34(l)§	298,390	297,702
World Omni Auto Receivables Trust,
Series 2024-C A2A
4.780%, 1/18/28	45,572	45,589

Total Asset-Backed Securities		173,357,982

Collateralized Mortgage Obligations (17.7%)
Alternative Loan Trust,
Series 2005-61 2A1
4.353%, 12/25/35(l)	4,341	4,146
Series 2005-62 2A1
4.859%, 12/25/35(l)	15,734	13,786
Series 2006-OA22 A1
4.113%, 2/25/47(l)	80,382	74,764
Series 2007-OA7 A1A
4.153%, 5/25/47(l)	18,965	17,690
American Home Mortgage Assets Trust,
Series 2006-1 2A1
3.983%, 5/25/46(l)	983,513	879,983
Arroyo Mortgage Trust,
Series 2021-1R A1
1.175%, 10/25/48(l)§	343,217	312,670
BCAP LLC Trust,
Series 2006-AA2 A1
4.133%, 1/25/37(l)	105,897	99,871
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
4.718%, 9/25/35(l)	245,532	127,947
Bear Stearns ARM Trust,
Series 2003-3 3A2
6.236%, 5/25/33(l)	3,603	3,431
Series 2003-8 2A1
5.714%, 1/25/34(l)	437	420
Series 2003-8 4A1
6.185%, 1/25/34(l)	1,781	1,727
Series 2004-10 15A1
6.581%, 1/25/35(l)	6,038	6,037
Series 2004-10 21A1
5.377%, 1/25/35(l)	100,393	96,824
Series 2007-3 1A1
4.065%, 5/25/47(l)	449,256	407,019
CHL Mortgage Pass-Through Trust,
Series 2005-25 A11
5.500%, 11/25/35	53,455	23,688

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2005-3 1A2
4.373%, 4/25/35(l)	$28,654	$27,677
Citigroup Mortgage Loan Trust,
Series 2005-11 A1A
6.490%, 5/25/35(l)	230	233
Series 2005-11 A2A
6.480%, 10/25/35(l)	19,916	20,369
Series 2005-12 2A1
4.593%, 8/25/35(l)§	21,086	20,604
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6 A1
5.750%, 9/25/35(l)	1,087	1,108
Series 2005-6 A2
6.190%, 9/25/35(l)	2,115	2,137
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A
4.459%, 3/25/32(l)§	154	149
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1
3.893%, 10/25/36(l)	322	268
FHLMC,
Series 2142 Z
6.500%, 4/15/29	411	413
Series 2411 FJ
4.137%, 12/15/29(l)	124	124
Series 3222 FN
4.187%, 9/15/36(l)	4,434	4,401
Series 3241 FM
4.167%, 11/15/36(l)	2,672	2,649
Series 3245 NF
4.267%, 11/15/36(l)	90,565	89,953
Series 330 F4
4.146%, 10/15/37 STRIPS(l)	1,034,375	1,021,753
Series 343 F4
4.146%, 10/15/37 STRIPS(l)	304,607	298,248
Series 3807 FM
4.287%, 2/15/41(l)	112,102	111,507
Series 3850 FC
4.207%, 4/15/41(l)	97,472	96,700
Series 3898 TF
4.287%, 7/15/39(l)	8,804	8,760
Series 3927 FH
4.237%, 9/15/41(l)	115,583	114,578
Series 413 F25
4.812%, 5/25/54(l)	2,827,553	2,846,979
Series 4283 JF
4.187%, 12/15/43(l)	918,846	909,118
Series 4367 GF
4.146%, 3/15/37(l)	739,321	729,927
Series 4615 AF
4.146%, 10/15/38(l)	256,883	253,589
Series 4678 AF
4.196%, 12/15/42(l)	1,189,098	1,173,983
Series 4774 BF
4.087%, 2/15/48(l)	1,369,266	1,334,240
Series 4779 WF
4.146%, 7/15/44(l)	1,133,878	1,110,684
Series 4875 F
4.237%, 4/15/49(l)	791,791	778,936
Series 4906 WF
4.196%, 12/15/38(l)	578,280	571,119
Series 4913 FC
4.216%, 6/15/44(l)	938,552	927,791
Series 4948 E
2.500%, 10/25/48	327,911	300,093
Series 5115 EM
1.000%, 9/15/44	3,887,284	3,465,748
Series 5484 FA
4.862%, 12/25/54(l)	1,311,176	1,321,836
Series 5493 FK
4.812%, 1/25/55(l)	1,889,519	1,903,594
Series 5513 MF
4.602%, 11/25/54(l)	12,131,498	12,205,377
Series 5517 VF
4.612%, 3/25/55(l)	4,041,383	4,067,485
Series 5528 FA
4.532%, 4/25/55(l)	4,844,080	4,860,471
Series 5548 AF
4.662%, 6/25/55(l)	2,771,077	2,795,147
Series 5549 CF
4.662%, 10/25/52(l)	3,457,106	3,493,495
Series 5549 FA
4.912%, 6/25/55(l)	4,641,512	4,688,056
Series 5557 FM
4.762%, 7/25/55(l)	695,293	699,098
Series 5560 FB
4.662%, 6/25/55(l)	637,771	643,310
Series 5564 PF
4.862%, 8/25/55(l)	1,545,411	1,560,838
Series 5565 FA
4.812%, 8/25/55(l)	1,044,976	1,052,516
Series 5565 FB
4.612%, 8/25/55(l)	585,850	584,704
Series 5580 FP
4.612%, 9/25/55(l)	466,603	469,835
Series 5584 DF
4.562%, 10/25/55(l)	452,567	454,543
Series 5593 FB
4.562%, 11/25/55(l)	756,392	760,245
Series 5601 F
4.562%, 11/25/55(l)	864,984	869,350
FHLMC Structured Pass-Through Certificates,
Series T-57 1A1
6.500%, 7/25/43	1,580	1,630
Series T-62 1A1
5.059%, 10/25/44(l)	74,300	68,646
Series T-63 1A1
5.059%, 2/25/45(l)	97,612	95,331
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
5.603%, 6/25/34(l)	10,510	10,563
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
5.994%, 8/25/35(l)	16,737	10,972
FNMA,
Series 2003-W8 3F2
4.126%, 5/25/42(l)	4,770	4,754
Series 2005-38 F
4.076%, 5/25/35(l)	6,927	6,872
Series 2006-118 A2
3.842%, 12/25/36(l)	30,937	30,388

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2006-5 3A2
6.125%, 5/25/35(l)	$10,151	$10,338
Series 2007-109 GF
4.456%, 12/25/37(l)	236,872	236,971
Series 2007-84 FN
4.276%, 8/25/37(l)	90,028	89,579
Series 2010-74 AF
4.316%, 7/25/37(l)	70,836	70,627
Series 2014-42 FA
4.196%, 7/25/44(l)	276,328	271,333
Series 2014-86 PA
2.000%, 12/25/44	134,260	119,029
Series 2015-64 KF
4.146%, 9/25/45(l)	775,809	762,815
Series 2016-11 AF
4.296%, 3/25/46(l)	950,881	945,110
Series 2016-84 DF
4.216%, 11/25/46(l)	259,194	254,003
Series 2016-97 CF
4.216%, 12/25/56(l)	623,023	610,363
Series 2017-108 AF
4.076%, 1/25/48(l)	610,731	601,959
Series 2019-41 FD
4.276%, 8/25/59(l)	593,054	586,700
Series 2019-53 FA
4.196%, 9/25/49(l)	1,037,102	1,012,164
Series 2019-60 WF
4.196%, 10/25/59(l)	534,390	529,443
Series 2019-9 FA
4.196%, 3/25/49(l)	188,244	186,615
Series 2020-22 FA
4.176%, 4/25/50(l)	2,588,434	2,527,922
Series 2024-103 FC
4.812%, 1/25/55(l)	3,022,872	3,045,204
Series 2024-38 FA
4.481%, 1/25/51(l)	2,630,650	2,639,988
Series 2024-90 FB
4.912%, 11/25/53(l)	2,164,180	2,187,054
Series 2024-95 KF
4.762%, 12/25/54(l)	1,180,640	1,187,537
Series 2025-12 EF
4.572%, 3/25/55(l)	395,757	397,741
Series 2025-12 FG
4.612%, 3/25/55(l)	550,870	554,493
Series 2025-16 FM
4.612%, 1/25/55(l)	358,157	360,497
Series 2025-18 FM
4.562%, 9/25/54(l)	5,851,096	5,872,042
Series 2025-4 FB
4.862%, 12/25/53(l)	631,356	636,495
Series 2025-40 FP
4.662%, 10/25/54(l)	2,219,467	2,238,939
Series 2025-54 FM
4.762%, 7/25/55(l)	425,082	427,411
Series 2025-6 FA
4.912%, 2/25/55(l)	628,236	634,213
Series 2025-88 KF
4.712%, 9/25/55(l)	588,252	590,870
Series 2025-92 FA
4.862%, 11/25/55(l)	367,648	370,926
Series 2025-95 F
4.562%, 12/25/53(l)	838,019	840,842
Series 2026-25 FD
4.750%, 4/25/56(l)	6,000,000	5,967,367
GCAT Trust,
Series 2021-NQM3 A1
1.091%, 5/25/66(l)§	928,378	817,134
GNMA,
Series 2012-H08 FC
4.353%, 4/20/62(l)	118,495	118,597
Series 2012-H12 FA
4.333%, 4/20/62(l)	160,149	159,798
Series 2012-H12 FB
4.833%, 2/20/62(l)	172,109	173,281
Series 2013-H13 FT
3.950%, 5/20/63(l)	45,911	45,909
Series 2015-H04 FA
4.433%, 12/20/64(l)	309,100	309,457
Series 2015-H32 FA
4.533%, 12/20/65(l)	747,580	749,544
Series 2016-H14 FA
4.583%, 6/20/66(l)	377,278	378,483
Series 2016-H17 FK
4.633%, 7/20/66(l)	127,576	128,073
Series 2016-H20 PT
7.045%, 9/20/66(l)	608,452	624,199
Series 2017-H07 FG
4.243%, 2/20/67(l)	844,207	843,581
Series 2017-H08 FM
4.506%, 3/20/67(l)	2,517,153	2,531,516
Series 2018-H18 FC
4.133%, 8/20/65(l)	175,934	175,478
Series 2019-54 KF
4.202%, 5/20/44(l)	922,507	904,718
Series 2019-90 F
4.240%, 7/20/49(l)	1,048,573	1,027,968
Series 2020-17 EU
2.500%, 10/20/49	180,442	160,067
Series 2020-63 PF
4.190%, 4/20/50(l)	3,848,103	3,754,880
Series 2021-122 FA
3.000%, 7/20/51(l)	9,252,063	7,943,299
Series 2021-H09 FG
5.173%, 6/20/71(l)	1,228,533	1,259,694
Series 2023-H26 DF
3.973%, 9/20/73(l)	2,057,766	2,049,255
Series 2024-13 FA
4.623%, 1/20/54(l)	109,983	110,690
Series 2025-100 FA
4.823%, 6/20/55(l)	437,056	440,262
Series 2025-118 FA
4.823%, 7/20/55(l)	476,148	480,244
Series 2025-89 PF
4.623%, 5/20/55(l)	390,599	393,033
Series 2025-98 GF
4.573%, 6/20/55(l)	2,010,284	2,019,774
Series 2025-H18 FL
4.373%, 8/20/75(l)	2,936,332	2,931,976
Series 2025-H20 FA
4.443%, 9/20/75(l)	297,913	300,264
Series 2025-H22 F
4.453%, 10/20/75(l)	297,339	299,468
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1
4.333%, 11/25/45(l)	5,164	4,981
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-RPL1 A1
1.750%, 12/25/60(l)§	2,880,989	2,705,702
GS Mortgage-Backed Securities Trust,
Series 2021-GR2 A9
4.512%, 2/25/52(l)§	1,747,948	1,630,858

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
4.860%, 9/25/35(l)	$4,608	$4,439
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A
4.231%, 5/19/35(l)	3,647	3,547
Series 2006-1 2A1A
4.271%, 3/19/36(l)	30,629	28,803
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR11 2A
4.368%, 12/25/34(l)	15,921	15,168
Series 2006-AR14 1A1A
0.346%, 11/25/46(l)(r)	1,803	—
JP Morgan Mortgage Trust,
Series 2021-12 A11
4.517%, 2/25/52(l)§	677,235	631,668
Series 2024-9 A11
5.012%, 2/25/55(l)§	913,192	914,824
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
5.598%, 11/21/34(l)	4,921	4,905
MASTR Alternative Loan Trust,
Series 2003-5 6A1
6.000%, 8/25/33	96,704	97,838
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1
4.487%, 11/15/31(l)	1,749	1,703
Merrill Lynch Mortgage Investors Trust,
Series 2005-3 5A
4.293%, 11/25/35(l)	6,601	6,373
MFA Trust,
Series 2020-NQM2 A1
1.381%, 4/25/65(l)§	245,148	240,833
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1
4.227%, 12/15/30(l)	568	557
New Residential Mortgage Loan Trust,
Series 2021-NQ2R A1
0.941%, 10/25/58(l)§	529,256	508,801
OBX Trust,
Series 2024-NQM5 A1
5.988%, 1/25/64(e)§	699,528	703,204
RALI Trust,
Series 2005-QO1 A1
4.093%, 8/25/35(l)	6,702	4,564
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
4.133%, 6/25/35(l)§	3,551	3,458
Sequoia Mortgage Trust,
Series 10 2A1
4.550%, 10/20/27(l)	12	12
Series 2003-4 2A1
4.490%, 7/20/33(l)	125,022	125,734
Series 2005-2 A2
4.523%, 3/20/35(l)	61,493	57,777
Starwood Mortgage Residential Trust,
Series 2020-3 A1
1.486%, 4/25/65(l)§	106,847	104,973
Series 2021-2 A1
0.943%, 5/25/65(l)§	1,112,561	1,060,468
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
5.939%, 2/25/34(l)	4,966	4,820
Series 2004-19 2A1
5.259%, 1/25/35(l)	5,964	5,561
Series 2005-17 3A1
4.443%, 8/25/35(l)	15,191	13,202
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
4.451%, 10/19/34(l)	4,924	4,776
Series 2005-AR5 A1
4.291%, 7/19/35(l)	15,127	14,190
Series 2005-AR5 A2
4.291%, 7/19/35(l)	6,073	5,900
Series 2006-AR4 2A1
4.173%, 6/25/36(l)	2,240	2,208
Series 2006-AR5 1A1
4.213%, 5/25/36(l)	245,412	173,019
Towd Point Mortgage Trust,
Series 2018-3 A1
3.750%, 5/25/58(l)§	496,343	486,843
Series 2019-HY2 A1
4.793%, 5/25/58(l)§	243,894	248,179
Series 2019-HY3 A1A
4.793%, 10/25/59(l)§	235,579	235,516
Series 2020-1 A1
2.710%, 1/25/60(l)§	1,061,214	1,024,254
Series 2021-SJ2 A1A
2.250%, 12/25/61(l)§	234,337	229,116
Verus Securitization Trust,
Series 2023-5 A1
6.476%, 6/25/68(e)§	405,177	405,024
Series 2024-1 A1
5.712%, 1/25/69(e)§	785,518	787,169
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A
5.059%, 11/25/42(l)	641	622
Series 2002-AR2 A
4.030%, 2/27/34(l)	289	283
Series 2003-AR1 A5
5.364%, 3/25/33(l)	62,613	62,066
Series 2004-AR1 A
5.600%, 3/25/34(l)	86,519	87,892
Series 2005-AR13 A1A1
4.373%, 10/25/45(l)	13,766	13,400
Series 2005-AR15 A1A1
4.313%, 11/25/45(l)	6,165	5,837
Series 2006-AR15 2A
5.359%, 11/25/46(l)	8,560	7,758
Series 2006-AR3 A1A
4.859%, 2/25/46(l)	10,412	9,675

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2006-AR7 3A
4.907%, 7/25/46(l)	$39,388	$36,509

Total Collateralized Mortgage Obligations		141,575,138

Commercial Mortgage-Backed Securities (0.6%)
Beast Mortgage Trust,
Series 2021-1818 A
4.837%, 3/15/36(l)§	1,100,000	970,431
BWAY Mortgage Trust,
Series 2021-1450 A
5.037%, 9/15/36(l)§	2,500,000	2,458,033
CFCRE Commercial Mortgage Trust,
Series 2017-C8 ASB
3.367%, 6/15/50	244,712	243,877
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A
5.170%, 12/15/31(l)§	275,649	272,464
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33 ASB
3.401%, 5/15/50	519,150	517,305

Total Commercial Mortgage-Backed Securities		4,462,110

Corporate Bonds (51.1%)
Communication Services (1.0%)
Media (0.5%)
Cox Communications, Inc.
3.350%, 9/15/26§	3,800,000	3,781,316

Wireless Telecommunication Services (0.5%)
Rogers Communications, Inc.
3.200%, 3/15/27	2,880,000	2,842,873
T-Mobile USA, Inc.
3.750%, 4/15/27	1,100,000	1,093,317

		3,936,190

Total Communication Services		7,717,506

Consumer Discretionary (5.1%)
Automobiles (2.6%)
BMW US Capital LLC
(United States SOFR Compounded Index + 0.78%), 4.414%, 3/19/27(k)§	4,403,000	4,404,878
(SOFR + 0.71%), 4.358%, 8/11/27(k)§	189,000	189,025
(United States SOFR Compounded Index + 0.92%), 4.553%, 3/21/28(k)§	800,000	802,546
Hyundai Capital America
1.500%, 6/15/26§	1,000,000	993,670
(SOFR + 1.50%), 5.160%, 1/8/27(k)(m)	2,000,000	2,011,320
(SOFR + 0.99%), 4.622%, 3/25/27(k)§	2,800,000	2,804,844
(SOFR + 1.04%), 4.673%, 6/24/27(k)§	1,000,000	1,002,348
(SOFR + 1.03%), 4.663%, 9/24/27(k)(m)	1,300,000	1,302,860
Nissan Motor Acceptance Co. LLC
1.850%, 9/16/26(m)	1,000,000	981,250
1.850%, 9/16/26§	4,000,000	3,925,000
Volkswagen Group of America Finance LLC
(SOFR + 1.06%), 4.726%, 8/14/26(k)§	1,392,000	1,394,937
5.700%, 9/12/26§	1,000,000	1,005,518

		20,818,196

Diversified Consumer Services (0.3%)
Cornell University
Series 2025
4.169%, 6/15/30	2,200,000	2,182,473

Hotels, Restaurants & Leisure (1.9%)
Las Vegas Sands Corp.
3.500%, 8/18/26	1,400,000	1,392,338
Royal Caribbean Cruises Ltd.
5.500%, 4/1/28§	7,300,000	7,378,028
Starbucks Corp.
2.450%, 6/15/26	801,000	798,056
2.000%, 3/12/27	5,578,000	5,458,408

		15,026,830

Specialty Retail (0.3%)
Lowe’s Cos., Inc.
2.500%, 4/15/26	660,000	659,489
Ross Stores, Inc.
0.875%, 4/15/26	2,100,000	2,097,229

		2,756,718

Total Consumer Discretionary		40,784,217

Consumer Staples (2.3%)
Beverages (1.6%)
Constellation Brands, Inc.
3.700%, 12/6/26	5,200,000	5,177,368
Keurig Dr Pepper, Inc.
2.550%, 9/15/26	700,000	694,310
5.100%, 3/15/27	3,400,000	3,412,682
Molson Coors Beverage Co.
3.000%, 7/15/26	3,000,000	2,987,792

		12,272,152

Food Products (0.7%)
Bunge Ltd. Finance Corp.
2.000%, 4/21/26	2,600,000	2,596,506
Kraft Heinz Foods Co.
3.000%, 6/1/26	3,100,000	3,091,222

		5,687,728

Total Consumer Staples		17,959,880

Energy (2.1%)
Oil, Gas & Consumable Fuels (2.1%)
Diamondback Energy, Inc.
3.250%, 12/1/26	2,000,000	1,988,333
Energy Transfer LP
3.900%, 7/15/26	1,100,000	1,097,915
6.050%, 12/1/26	966,000	974,605
4.400%, 3/15/27	561,000	560,646

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Marathon Petroleum Corp.
5.125%, 12/15/26	$2,800,000	$2,810,326
MPLX LP
4.125%, 3/1/27	3,830,000	3,819,687
ONEOK, Inc.
4.250%, 9/24/27	1,200,000	1,196,774
Plains All American Pipeline LP
4.500%, 12/15/26	1,950,000	1,951,106
Spectra Energy Partners LP
3.375%, 10/15/26	2,256,000	2,245,220
Valero Energy Corp.
3.400%, 9/15/26	500,000	498,119

Total Energy		17,142,731

Financials (26.1%)
Banks (11.2%)
ABN AMRO Bank NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.542%, 6/16/27(k)(m)	200,000	198,683
(United States SOFR Compounded Index + 1.78%), 5.415%, 9/18/27(k)§	1,000,000	1,005,009
(United States SOFR Compounded Index + 1.00%), 4.640%, 12/3/28(k)§	500,000	500,925
Bank of America Corp.
(CME Term SOFR 3 Month + 1.32%), 3.559%, 4/23/27(k)	1,100,000	1,099,419
(SOFR + 0.96%), 1.734%, 7/22/27(k)	2,800,000	2,774,331
(SOFR + 0.97%), 4.676%, 7/22/27(k)	1,100,000	1,101,651
(SOFR + 1.35%), 5.036%, 9/15/27(k)	2,100,000	2,108,289
(CME Term SOFR 3 Month + 1.84%), 3.824%, 1/20/28(k)	1,878,000	1,868,012
(SOFR + 1.05%), 4.700%, 2/4/28(k)	4,100,000	4,111,995
Bank of Montreal
(United States SOFR Compounded Index + 0.88%), 4.518%, 9/10/27(k)	1,400,000	1,401,628
Barclays plc
(SOFR + 2.21%), 5.829%, 5/9/27(k)	2,700,000	2,702,544
(SOFR + 1.49%), 5.127%, 3/12/28(k)	1,400,000	1,409,422
BPCE SA
5.203%, 1/18/27§	425,000	428,078
Canadian Imperial Bank of Commerce
(SOFR + 0.94%), 4.570%, 6/28/27(k)	2,300,000	2,313,281
(SOFR + 0.72%), 4.378%, 1/13/28(k)	400,000	399,790
(SOFR + 0.80%), 4.438%, 9/8/28(k)	3,000,000	2,997,618
Citigroup, Inc.
(SOFR + 0.77%), 1.462%, 6/9/27(k)	4,100,000	4,075,988
Cooperatieve Rabobank UA
(United States SOFR Compounded Index + 0.62%), 4.261%, 8/28/26(k)	7,000,000	7,004,895
Credit Agricole SA
(SOFR + 1.29%), 4.972%, 7/5/26(k)§	400,000	400,992
(SOFR + 0.87%), 4.507%, 3/11/27(k)§	905,000	907,623
HSBC Holdings plc
(SOFR + 1.57%), 5.205%, 8/14/27(k)	900,000	903,195
(SOFR + 1.57%), 5.887%, 8/14/27(k)	1,300,000	1,305,579
HSBC USA, Inc.
(SOFR + 0.96%), 4.600%, 3/4/27(k)	1,000,000	1,003,658
JPMorgan Chase & Co.
(SOFR + 0.89%), 4.540%, 4/22/27(k)	311,000	311,093
(SOFR + 0.77%), 1.470%, 9/22/27(k)	2,500,000	2,463,511
(SOFR + 0.77%), 4.398%, 9/22/27(k)	2,400,000	2,401,254
(SOFR + 1.20%), 4.855%, 1/23/28(k)	5,000,000	5,020,186
(CME Term SOFR 3 Month + 1.60%), 3.782%, 2/1/28(k)	1,300,000	1,293,019
(SOFR + 1.17%), 2.947%, 2/24/28(k)	500,000	493,475
Lloyds Banking Group plc
(United States SOFR Compounded Index + 1.06%), 4.702%, 11/26/28(k)	1,600,000	1,606,141
Morgan Stanley Bank NA
(SOFR + 0.69%), 4.343%, 10/15/27(k)	5,000,000	5,000,900
Morgan Stanley Private Bank NA
(SOFR + 0.77%), 4.481%, 7/6/28(k)	1,000,000	998,870
National Bank of Canada
(SOFR + 1.04%), 5.600%, 7/2/27(k)	5,300,000	5,315,161
(SOFR + 0.80%), 4.950%, 2/1/28(k)	2,000,000	2,008,657
NatWest Markets plc
(SOFR + 0.76%), 4.390%, 9/29/26(k)(m)	500,000	500,805
PNC Bank NA
(SOFR + 0.73%), 4.406%, 7/21/28(k)	4,100,000	4,101,020
Royal Bank of Canada
(United States SOFR Compounded Index + 0.72%), 4.396%, 10/18/27(k)	700,000	700,111

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
(United States SOFR Compounded Index + 0.82%), 4.451%, 3/27/28(k)	$5,500,000	$5,504,156
(United States SOFR Compounded Index + 0.86%), 4.536%, 10/18/28(k)	300,000	300,116
Santander Holdings USA, Inc.
(SOFR + 1.23%), 6.124%, 5/31/27(k)	1,000,000	1,001,702
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.797%, 1/19/28(k)(m)	700,000	689,850
Standard Chartered plc
4.050%, 4/12/26(m)	1,500,000	1,499,130
Wells Fargo & Co.
(SOFR + 0.78%), 4.434%, 1/24/28(k)	2,000,000	2,000,472
(SOFR + 0.74%), 4.395%, 1/23/30(k)	2,700,000	2,681,872
Series W
(SOFR + 0.78%), 4.900%, 1/24/28(k)	1,100,000	1,103,840

		89,017,946

Capital Markets (2.0%)
Bank of New York Mellon Corp. (The)
(United States SOFR Compounded Index + 0.68%), 4.318%, 6/9/28(k)	1,272,000	1,272,594
Goldman Sachs Group, Inc. (The)
(SOFR + 0.82%), 1.542%, 9/10/27(k)	3,900,000	3,850,021
(SOFR + 0.91%), 1.948%, 10/21/27(k)	500,000	492,866
(CME Term SOFR 3 Month + 2.01%), 5.683%, 10/28/27(k)	1,000,000	1,007,522
(SOFR + 1.11%), 2.640%, 2/24/28(k)	5,400,000	5,312,130
(SOFR + 0.71%), 4.386%, 1/21/29(k)	2,100,000	2,096,064
Morgan Stanley
(SOFR + 0.88%), 1.593%, 5/4/27(k)	2,300,000	2,293,440

		16,324,637

Consumer Finance (4.5%)
AerCap Ireland Capital DAC
2.450%, 10/29/26	7,050,000	6,967,767
American Express Co.
(SOFR + 0.93%), 4.584%, 7/26/28(k)	3,155,000	3,161,080
American Honda Finance Corp.
(SOFR + 0.62%), 4.257%, 12/11/26(k)	1,000,000	999,733
(SOFR + 0.73%), 4.368%, 3/8/27(k)	1,900,000	1,900,363
(SOFR + 0.87%), 4.530%, 7/9/27(k)	4,100,000	4,102,021
(SOFR + 0.73%), 4.377%, 8/13/27(k)	2,000,000	1,997,315
Ford Motor Credit Co. LLC
4.542%, 8/1/26	760,000	758,328
(SOFR + 1.45%), 5.100%, 11/5/26(k)	200,000	199,764
5.125%, 11/5/26	4,900,000	4,900,588
5.800%, 3/5/27	2,500,000	2,510,775
General Motors Financial Co., Inc.
5.400%, 4/6/26	506,000	506,045
4.000%, 10/6/26	1,800,000	1,795,348
5.000%, 7/15/27	1,300,000	1,306,685
Toyota Motor Credit Corp.
(SOFR + 0.77%), 4.418%, 8/7/26(k)	2,265,000	2,269,456
Series B
(SOFR + 0.45%), 4.109%, 1/12/28(k)	2,500,000	2,494,791

		35,870,059

Financial Services (1.1%)
Global Payments, Inc.
2.150%, 1/15/27	4,700,000	4,620,561
National Rural Utilities Cooperative Finance Corp.
Series D
(United States SOFR Compounded Index + 0.43%), 4.078%, 8/9/27(k)	3,600,000	3,598,868
Voya Financial, Inc.
3.650%, 6/15/26	1,000,000	998,335

		9,217,764

Insurance (7.3%)
Athene Global Funding
(United States SOFR Compounded Index + 0.75%), 4.407%, 7/16/26(k)§	2,800,000	2,802,241
(United States SOFR Compounded Index + 0.83%), 4.491%, 1/7/27(k)§	2,000,000	1,999,665
(United States SOFR Compounded Index + 1.21%), 4.842%, 3/25/27(k)§	6,000,000	6,010,897
(United States SOFR Compounded Index + 1.00%), 4.635%, 9/18/28(k)§	800,000	795,397
F&G Global Funding
1.750%, 6/30/26§	120,000	119,160
GA Global Funding Trust
2.250%, 1/6/27§	3,000,000	2,948,035
Jackson National Life Global Funding
5.600%, 4/10/26§	1,400,000	1,400,346
4.900%, 1/13/27§	3,000,000	3,009,418
(SOFR + 0.95%), 4.587%, 9/12/28(k)§	1,200,000	1,198,607

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
New York Life Global Funding
(SOFR + 0.55%), 4.187%, 6/11/27(k)§	$11,000,000	$11,019,535
Pacific Life Global Funding II
(SOFR + 0.62%), 4.260%, 6/4/26(k)§	13,000,000	13,003,250
(SOFR + 0.48%), 4.130%, 2/4/27(k)§	5,000,000	5,001,252
Reliance Standard Life Global Funding II
1.512%, 9/28/26§	5,490,000	5,409,566
RGA Global Funding
2.000%, 11/30/26§	500,000	493,263
Willis North America, Inc.
4.650%, 6/15/27	2,800,000	2,802,980

		58,013,612

Total Financials		208,444,018

Health Care (1.2%)
Health Care Equipment & Supplies (0.2%)
Alcon Finance Corp.
2.750%, 9/23/26§	1,800,000	1,787,695

Health Care Providers & Services (0.9%)
HCA, Inc.
5.250%, 6/15/26	2,400,000	2,400,820
4.500%, 2/15/27	1,806,000	1,806,327
3.125%, 3/15/27	1,800,000	1,776,718
(SOFR + 0.87%), 4.511%, 3/1/28(k)	800,000	802,624

		6,786,489

Pharmaceuticals (0.1%)
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	900,000	895,807

Total Health Care		9,469,991

Industrials (4.0%)
Aerospace & Defense (0.2%)
Boeing Co. (The)
2.250%, 6/15/26	500,000	497,667
2.700%, 2/1/27	200,000	197,323
General Electric Co.
(CME Term SOFR 3 Month + 0.64%), 4.305%, 5/5/26(k)	516,000	516,026

		1,211,016

Ground Transportation (0.4%)
Penske Truck Leasing Co. LP
5.750%, 5/24/26§	1,900,000	1,901,253
3.400%, 11/15/26§	700,000	694,964
4.200%, 4/1/27§	300,000	299,046

		2,895,263

Machinery (1.1%)
CNH Industrial Capital LLC
1.450%, 7/15/26	8,100,000	8,027,237
Westinghouse Air Brake Technologies Corp.
3.450%, 11/15/26	940,000	934,350

		8,961,587

Passenger Airlines (0.1%)
Southwest Airlines Co.
3.000%, 11/15/26	1,000,000	991,107

Professional Services (0.0%)†
TR Finance LLC
3.350%, 5/15/26	100,000	99,850

Trading Companies & Distributors (2.2%)
Air Lease Corp.
5.300%, 6/25/26	5,216,000	5,225,815
1.875%, 8/15/26	1,200,000	1,188,525
Aircastle Ltd.
4.250%, 6/15/26	3,000,000	2,997,165
Aviation Capital Group LLC
1.950%, 9/20/26§	8,025,000	7,926,599
GATX Corp.
3.250%, 9/15/26	200,000	198,857

		17,536,961

Total Industrials		31,695,784

Information Technology (2.1%)
IT Services (0.4%)
CGI, Inc.
1.450%, 9/14/26	2,800,000	2,762,503
Kyndryl Holdings, Inc.
2.050%, 10/15/26	654,000	642,547

		3,405,050

Semiconductors & Semiconductor Equipment (0.2%)
Marvell Technology, Inc.
1.650%, 4/15/26	576,000	575,408
NXP BV
3.875%, 6/18/26	1,200,000	1,197,864

		1,773,272

Software (1.0%)
Oracle Corp.
2.650%, 7/15/26	5,000,000	4,979,175
VMware LLC
1.400%, 8/15/26	2,500,000	2,473,569

		7,452,744

Technology Hardware, Storage & Peripherals (0.5%)
Dell International LLC
4.900%, 10/1/26	1,100,000	1,101,613
Hewlett Packard Enterprise Co.
4.450%, 9/25/26	2,636,000	2,637,864

		3,739,477

Total Information Technology		16,370,543

Materials (0.9%)
Containers & Packaging (0.6%)
Berry Global, Inc.
4.875%, 7/15/26§	5,109,000	5,107,847

Metals & Mining (0.3%)
Glencore Funding LLC
(United States SOFR Compounded Index + 0.75%), 4.396%, 10/1/26(k)§	2,400,000	2,402,323

Total Materials		7,510,170

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Real Estate (2.3%)
Specialized REITs (2.3%)
American Tower Corp. (REIT)
1.600%, 4/15/26	$3,434,000	$3,430,350
1.450%, 9/15/26	3,800,000	3,748,471
Crown Castle, Inc. (REIT)
1.050%, 7/15/26	8,300,000	8,206,777
CubeSmart LP (REIT)
3.125%, 9/1/26	1,100,000	1,094,105
Weyerhaeuser Co. (REIT)
4.750%, 5/15/26	1,030,000	1,030,462
7.350%, 7/1/26	1,232,000	1,239,954

Total Real Estate		18,750,119

Utilities (4.0%)
Electric Utilities (2.8%)
Emera US Finance LP
3.550%, 6/15/26	300,000	299,440
Eversource Energy
4.750%, 5/15/26	1,372,000	1,372,264
Series U
1.400%, 8/15/26	5,409,000	5,352,022
Fells Point Funding Trust
3.046%, 1/31/27§	5,672,000	5,612,834
Southern California Edison Co.
4.900%, 6/1/26	1,300,000	1,300,941
4.400%, 9/6/26	2,400,000	2,399,243
Series D
4.700%, 6/1/27	2,800,000	2,805,819
Vistra Operations Co. LLC
5.050%, 12/30/26§	2,800,000	2,809,255

		21,951,818

Multi-Utilities (1.2%)
Black Hills Corp.
3.150%, 1/15/27	950,000	941,945
CenterPoint Energy, Inc.
1.450%, 6/1/26	8,000,000	7,961,502
Dominion Energy, Inc.
Series A
1.450%, 4/15/26	200,000	199,771
DTE Energy Co.
2.850%, 10/1/26	600,000	595,511

		9,698,729

Total Utilities		31,650,547

Total Corporate Bonds		407,495,506

Foreign Government Securities (1.5%)
Eagle Funding Luxco Sarl
5.500%, 8/17/30§	4,700,000	4,711,750
Kommunalbanken A/S
(United States SOFR Compounded Index + 0.40%), 4.040%, 3/3/28(k)§	7,350,000	7,363,559

Total Foreign Government Securities		12,075,309

Mortgage-Backed Securities (0.1%)
FHLMC
5.890%, 1/1/34(l)	1,236	1,270
6.301%, 11/1/35(l)	3,629	3,769
6.039%, 7/1/36(l)	73,996	76,440
6.195%, 9/1/36(l)	25,139	25,813
6.181%, 10/1/36(l)	27,794	28,650
FNMA
6.232%, 11/1/34(l)	27,486	28,370
5.750%, 1/1/35(l)	1,129	1,157
5.943%, 7/1/35(l)	1,487	1,518
5.978%, 12/1/35(l)	11,918	12,338
6.072%, 3/1/36(l)	13,550	14,102
5.114%, 3/1/44(l)	37,372	37,389
5.114%, 7/1/44(l)	316	316
5.114%, 10/1/44(l)	2,651	2,653
FNMA UMBS
3.000%, 12/1/26	876,216	872,049

Total Mortgage-Backed Securities		1,105,834

Municipal Bonds (0.2%)
University of Tulane, Series 2007C, NATL-RE
(CME Term SOFR 3 Month + 0.30%), 4.214%, 2/15/36(k)	1,750,000	1,685,322

Total Municipal Bonds		1,685,322

U.S. Government Agency Securities (3.7%)
FHLB
1.020%, 2/24/27	30,000,000	29,272,761

Total U.S. Government Agency Securities		29,272,761

U.S. Treasury Obligations (0.4%)
U.S. Treasury Inflation Linked Notes
2.125%, 4/15/29 TIPS(z)	3,165,166	3,248,429

Total U.S. Treasury Obligations		3,248,429

Total Long-Term Debt Securities (97.0%) (Cost $780,680,829)		774,278,391

SHORT-TERM INVESTMENTS:
Commercial Paper (2.9%)
Air Lease Corp.
4.19%, 4/14/26(n)(p)§	3,500,000	3,494,308
4.21%, 4/16/26(n)(p)§	1,700,000	1,696,827
Global Payments, Inc.
4.17%, 4/6/26(n)(p)	3,900,000	3,897,290
HCA, Inc.
4.36%, 5/1/26(n)(p)§	300,000	298,878
4.38%, 5/6/26(n)(p)§	500,000	497,818
4.42%, 5/13/26(n)(p)§	4,500,000	4,476,393
Keurig Dr. Pepper, Inc.
4.32%, 4/28/26(n)(p)§	3,500,000	3,488,280
Phillips 66
4.07%, 5/1/26(n)(p)§	5,200,000	5,181,851

Total Commercial Paper		23,031,645

Total Short-Term Investments (2.9%) (Cost $23,033,327)		23,031,645

Total Investments in Securities (99.9%) (Cost $803,714,156)		797,310,036
Other Assets Less Liabilities (0.1%)		689,550

Net Assets (100%)		$797,999,586

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, the market value of these securities amounted to $288,591,205 or 36.2% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2026. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2026.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2026.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the market value or fair value, as applicable, of these securities amounted to $7,183,898 or 0.9% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(r)	Fair value determined using significant unobservable inputs.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

ARM — Adjustable Rate Mortgage

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

NATL-RE — Insured by National Public Finance Guarantee Corp.

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	230	6/2026	USD	47,712,422	96,720
3 Month SOFR	522	3/2028	USD	126,056,475	(259,651)

					(162,931)

Short Contracts
U.S. Treasury 5 Year Note	(159)	6/2026	USD	(17,200,570)	(29,414)
U.S. Treasury 10 Year Note	(2)	6/2026	USD	(222,094)	4,358
U.S. Treasury 10 Year Ultra Note	(201)	6/2026	USD	(22,816,641)	450,170
U.S. Treasury Ultra Bond	(116)	6/2026	USD	(13,521,250)	453,215

					878,329

					715,398

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$173,357,982	$—		$173,357,982
Collateralized Mortgage Obligations	—	141,575,138	—	(a)	141,575,138
Commercial Mortgage-Backed Securities	—	4,462,110	—		4,462,110
Corporate Bonds
Communication Services	—	7,717,506	—		7,717,506
Consumer Discretionary	—	40,784,217	—		40,784,217
Consumer Staples	—	17,959,880	—		17,959,880
Energy	—	17,142,731	—		17,142,731
Financials	—	208,444,018	—		208,444,018
Health Care	—	9,469,991	—		9,469,991
Industrials	—	31,695,784	—		31,695,784
Information Technology	—	16,370,543	—		16,370,543
Materials	—	7,510,170	—		7,510,170
Real Estate	—	18,750,119	—		18,750,119
Utilities	—	31,650,547	—		31,650,547
Foreign Government Securities	—	12,075,309	—		12,075,309
Futures	1,004,463	—	—		1,004,463
Mortgage-Backed Securities	—	1,105,834	—		1,105,834
Municipal Bonds	—	1,685,322	—		1,685,322
Short-Term Investments
Commercial Paper	—	23,031,645	—		23,031,645
U.S. Government Agency Securities	—	29,272,761	—		29,272,761
U.S. Treasury Obligations	—	3,248,429	—		3,248,429

Total Assets	$1,004,463	$797,310,036	$—		$798,314,499

Liabilities:
Futures	$(289,065)	$—	$—		$(289,065)

Total Liabilities	$(289,065)	$—	$—		$(289,065)

Total	$715,398	$797,310,036	$—		$798,025,434

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,638,892
Aggregate gross unrealized depreciation	(13,558,901)

Net unrealized depreciation	$(10,920,009)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$808,945,443

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (2.0%)
AB Issuer LLC,
Series 2021-1 A2
3.734%, 7/30/51§		$324,033	$308,632
ACM Auto Trust,
Series 2024-2A A
6.060%, 2/20/29§		2,225	2,226
Affirm Asset Securitization Trust,
Series 2025-X1 A
5.080%, 4/15/30§		17,284	17,295
Air Canada Pass-Through Trust,
Series 2017-1 AA
3.300%, 1/15/30§		369,600	348,517
American Airlines Pass-Through Trust,
Series 2019-1 AA
3.150%, 2/15/32		472,097	438,048
Series 2021-1 A
2.875%, 7/11/34		649,855	581,191
American Credit Acceptance Receivables Trust,
Series 2025-2 B
4.850%, 5/14/29§		259,000	259,744
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1 A
5.122%, 1/15/37(l)§		257,826	257,826
Arivo Acceptance Auto Loan Receivables Trust,
Series 2025-1A A2
4.920%, 5/15/29§		123,349	123,719
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-3A A
5.440%, 2/22/28§		185,000	186,383
Bain Capital Credit CLO Ltd.,
Series 2019-3A ARR
4.700%, 10/21/34(l)§		500,000	498,434
BlueMountain Fuji Eur CLO V DAC,
Series 5A A
2.926%, 1/15/33(l)§	EUR	345,984	398,807
Canyon Capital CLO Ltd.,
Series 2019-2A AR2
4.682%, 10/15/34(l)§		$600,000	598,507
Capital Four US CLO II Ltd.,
Series 2022-1A AR
5.568%, 1/20/37(l)§		500,000	500,486
CarVal CLO III Ltd.,
Series 2019-2A AR2
4.658%, 7/20/32(l)§		506,514	506,257
Carvana Auto Receivables Trust,
Series 2021-N3 C
1.020%, 6/12/28		9,636	9,387
Series 2021-P4 D
2.610%, 9/11/28		169,000	163,805
College Ave Student Loans LLC,
Series 2021-C A2
2.320%, 7/26/55§		113,472	103,715
Dext ABS LLC,
Series 2023-1 A2
5.990%, 3/15/32§		34,442	34,556
Diamond Issuer LLC,
Series 2021-1A A
2.305%, 11/20/51§		325,933	315,741
Dryden 54 Senior Loan Fund,
Series 2017-54A AR
4.818%, 10/19/29(l)§		7,166	7,166
Elevation CLO Ltd.,
Series 2022-16A A1AR
4.798%, 7/25/34(l)§		600,000	598,231
Equify ABS LLC,
Series 2024-1A A
5.430%, 4/18/33§		56,680	56,827
FIGRE Trust,
Series 2025-HE7 A
5.150%, 11/25/55(l)§		256,323	255,174
Series 2025-HE8 A
5.206%, 11/25/55(l)§		256,862	256,097
Series 2026-HE1 A
4.982%, 1/25/56(l)§		214,074	212,038
First Investors Auto Owner Trust,
Series 2021-2A C
1.470%, 11/15/27§		26,483	26,456
Ford Credit Auto Lease Trust,
Series 2024-A A4
5.050%, 6/15/27		500,000	500,814
Ford Credit Auto Owner Trust,
Series 2021-1 D
2.310%, 10/17/33§		245,000	244,754
GCI Funding I LLC,
Series 2021-1 A
2.380%, 6/18/46§		96,985	88,949
Go Mortgage LLC,
2.435%, 8/15/26(l)		169,041	167,288
2.638%, 8/15/26(l)		12,000	11,707
GreenSky Home Improvement Issuer Trust,
Series 2025-1A A3
5.320%, 3/25/60§		400,000	402,998
Greywolf CLO III Ltd.,
Series 2020-3RA A1R2
4.899%, 4/22/33(l)§		393,391	393,679
GS Mortgage-Backed Securities Trust,
Series 2026-CES1 A1
4.899%, 5/25/56(e)§		205,883	204,055
Harvest CLO XXII DAC,
Series 22A AR
2.866%, 1/15/32(l)§	EUR	451,881	521,436
Hyundai Auto Lease Securitization Trust,
Series 2024-A A3
5.020%, 3/15/27§		$113,091	113,167
JetBlue Pass-Through Trust,
Series 2020-1 A
4.000%, 11/15/32		605,534	569,964
JP Morgan Mortgage Trust,
Series 2025-CES7 A1A
5.055%, 4/25/56(e)§		244,558	243,156

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2025-HE3 A1
5.023%, 3/20/56(l)§	$235,935	$235,688
Lendbuzz Securitization Trust,
Series 2023-1A A2
6.920%, 8/15/28§	76,106	76,799
Series 2023-2A A2
7.090%, 10/16/28§	33,912	34,215
Series 2026-1A A1
4.176%, 1/15/27§	64,630	64,631
Series 2026-1A A2
4.680%, 7/15/30§	130,953	130,755
Lendmark Funding Trust,
Series 2021-1A A
1.900%, 11/20/31§	800,000	783,280
Mariner Finance Issuance Trust,
Series 2021-AA A
1.860%, 3/20/36§	783,910	777,342
MMAF Equipment Finance LLC,
Series 2024-A A2
5.200%, 9/13/27§	89,587	89,744
MVW LLC,
Series 2021-2A B
1.830%, 5/20/39§	39,604	37,384
Nelnet Student Loan Trust,
Series 2021-BA B
2.680%, 4/20/62§	100,000	89,366
Series 2021-CA B
2.530%, 4/20/62§	147,147	129,583
Series 2021-DA B
2.900%, 4/20/62§	132,000	119,174
Series 2023-AA AFL
5.873%, 2/20/41(l)§	211,849	217,678
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A AR
4.621%, 7/16/36(l)§	469,642	468,351
NMEF Funding LLC,
Series 2024-A A2
5.150%, 12/15/31§	87,798	88,291
OCCU Auto Receivables Trust,
Series 2025-1A A2
4.820%, 4/17/28§	117,102	117,232
OCP CLO Ltd.,
Series 2024-34A A1
5.032%, 10/15/37(l)§	250,000	250,170
Oportun Funding Trust,
Series 2025-1 A
4.960%, 8/16/32§	14,433	14,435
Pagaya AI Debt Grantor Trust,
Series 2024-5 A
6.278%, 10/15/31§	29,862	29,958
Series 2024-9 B
5.306%, 3/15/32§	139,299	139,695
Series 2025-5 A
4.968%, 3/15/33(l)§	92,401	92,688
Pagaya AI Debt Trust,
Series 2024-2 A
6.319%, 8/15/31§	24,367	24,444
Series 2024-3 A
6.258%, 10/15/31§	91,433	91,836
Prestige Auto Receivables Trust,
Series 2025-1A A2
4.870%, 12/15/27§	82,620	82,674
RCKT Mortgage Trust,
Series 2026-CES1 A1A
4.827%, 1/25/56(e)§	156,552	154,844
Series 2026-CES3 A1A
5.144%, 3/25/56(e)§	251,526	250,768
Research-Driven Pagaya Motor Asset Trust,
Series 2025-4A A2
5.124%, 4/25/34§	275,313	276,038
Santander Mortgage Asset Receivable Trust,
Series 2026-CES1 A1A
4.876%, 1/25/56(e)§	202,293	200,312
SoFi Consumer Loan Program Trust,
Series 2025-4 A
4.240%, 8/25/35§	118,576	118,670
STWD Ltd.,
Series 2022-FL3 A
5.022%, 11/15/38(l)§	104,358	104,310
Sunrun Demeter Issuer LLC,
Series 2021-2A A
2.270%, 1/30/57§	621,690	564,871
Symphony CLO XXXII Ltd.,
Series 2022-32A AR
4.821%, 10/23/35(l)§	700,000	699,418
Tesla Auto Lease Trust,
Series 2024-A A3
5.300%, 6/21/27§	29,210	29,267
Towd Point Mortgage Trust,
Series 2026-CES2 A1A
4.720%, 2/25/66(e)§	253,825	250,404
Series 2026-FIX1 A1
4.980%, 12/25/65(e)§	96,793	95,982
Tricolor Auto Securitization Trust,
Series 2024-2A A
6.360%, 12/15/27§	20,863	19,484
United Airlines Pass-Through Trust,
Series 2020-1 A
5.875%, 10/15/27	293,046	297,185
Series 2023-1 A
5.800%, 1/15/36	273,188	281,425
United States Small Business Administration,
Series 2008-20G 1
5.870%, 7/1/28	29,720	30,154
Upgrade Master Pass-Thru Trust,
Series 2026-ST1 A
4.244%, 3/15/34§	253,969	253,729
UPSTART Securitization Trust,
Series 2026-1 A1
4.142%, 2/22/27§	244,000	244,051
Venture 32 CLO Ltd.,
Series 2018-32A A1
5.029%, 7/18/31(l)§	117,053	117,187

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Voya CLO Ltd.,
Series 2019-2A AR
4.868%, 7/20/32(l)§		$288,553	$288,722

Total Asset-Backed Securities			18,989,466

Collateralized Mortgage Obligations (1.8%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1
4.898%, 9/25/35(l)		18,057	15,423
Alternative Loan Trust,
Series 2005-80CB 1A1
6.000%, 2/25/36		223,157	192,427
Series 2005-J12 2A1
4.333%, 8/25/35(l)		346,902	176,595
Series 2006-OA22 A1
4.113%, 2/25/47(l)		58,724	54,619
Series 2006-OA6 1A2
4.213%, 7/25/46(l)		22,871	21,186
Series 2007-14T2 A1
6.000%, 7/25/37		371,150	185,306
Series 2007-OH1 A1D
4.003%, 4/25/47(l)		34,341	30,658
AREIT Trust,
Series 2022-CRE6 A
4.922%, 1/20/37(l)§		208,789	208,632
Banc of America Funding Trust,
Series 2004-A 1A3
6.620%, 9/20/34(l)		3,468	3,550
Series 2006-H 4A2
4.598%, 9/20/46(l)		62,620	57,027
Series 2006-J 4A1
4.751%, 1/20/47(l)		3,378	2,945
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
4.718%, 9/25/35(l)		78,970	41,151
Series 2006-4 21A1
4.544%, 8/25/36(l)		33,766	20,514
Bear Stearns ARM Trust,
Series 2003-9 2A1
5.561%, 2/25/34(l)		11,659	11,007
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5 1A1
4.113%, 12/25/46(l)		257,776	231,227
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1
4.788%, 1/26/36(l)		24,558	17,333
Chase Home Lending Mortgage Trust,
Series 2023-RPL2 A1
3.250%, 3/25/63(l)§		416,332	373,642
Series 2024-7 A11
4.962%, 6/25/55(l)§		306,054	307,817
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3
5.893%, 4/25/47(l)§		31,164	31,445
CHL Mortgage Pass-Through Trust,
Series 2005-11 3A1
3.598%, 4/25/35(l)		42,687	28,489
Series 2005-2 1A1
4.433%, 3/25/35(l)		20,238	18,806
CIM Trust,
Series 2023-I2 A1
6.639%, 12/25/67(e)§		294,133	294,312
Citigroup Mortgage Loan Trust,
Series 2005-3 2A2A
5.387%, 8/25/35(l)		2,427	2,326
Series 2009-7 5A2
5.500%, 12/25/35§		266,678	124,729
Series 2024-1 A11
5.012%, 7/25/54(l)§		269,605	270,839
Connecticut Avenue Securities,
Series 2025-R01 1A1
4.612%, 1/25/45(l)§		224,419	223,863
Connecticut Avenue Securities Trust,
Series 2021-R01 1M2
5.212%, 10/25/41(l)§		211,668	211,801
Series 2021-R03 1M2
5.312%, 12/25/41(l)§		121,189	121,374
Series 2023-R04 1M1
5.962%, 5/25/43(l)§		149,239	152,024
Series 2023-R05 1M1
5.562%, 6/25/43(l)§		103,826	104,279
Series 2025-R02 1A1
4.662%, 2/25/45(l)§		68,581	68,475
Series 2025-R03 2M1
5.262%, 3/25/45(l)§		115,842	116,120
Series 2025-R05 2M1
4.862%, 7/25/45(l)§		192,950	192,769
Series 2025-R06 1A1
4.562%, 9/25/45(l)§		84,076	83,880
Series 2025-R06 1M1
4.612%, 9/25/45(l)§		100,760	100,614
Series 2026-R01 2M1
4.662%, 1/25/46(l)§		142,259	142,231
CSMC Mortgage-Backed Trust,
Series 2006-6 1A8
6.000%, 7/25/36		383,444	163,039
EMF-NL Prime BV,
Series 2008-APRX A2
2.833%, 4/17/41(l)(m)	EUR	12,994	15,002
Eurohome UK Mortgages plc,
Series 2007-1 A
4.002%, 6/15/44(l)(m)	GBP	22,507	29,736
Eurosail-UK plc,
Series 2007-4X A3
4.804%, 6/13/45(l)(m)		140,338	185,190
FHLMC,
Series 4790 F
3.977%, 10/15/43(l)		$177,121	172,764
Series 4989 FA
4.146%, 8/15/40(l)		141,925	139,483
Series 4989 FB
4.146%, 10/15/40(l)		103,067	101,251
FHLMC STACR REMIC Trust,
Series 2021-DNA5 M2
5.312%, 1/25/34(l)§		24,230	24,230
Series 2021-DNA7 M2
5.462%, 11/25/41(l)§		405,614	406,623
Series 2022-DNA4 M1B
7.012%, 5/25/42(l)§		227,990	232,835

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2022-DNA5 M1B
8.162%, 6/25/42(l)§		$406,679	$421,645
Series 2022-DNA7 M1A
6.162%, 3/25/52(l)§		68,316	68,551
Series 2023-DNA1 M1A
5.761%, 3/25/43(l)§		82,977	83,753
Series 2023-DNA2 M1A
5.762%, 4/25/43(l)§		180,119	181,746
Series 2023-HQA1 M1A
5.662%, 5/25/43(l)§		211,228	212,252
Series 2023-HQA2 M1A
5.662%, 6/25/43(l)§		25,139	25,147
Series 2024-HQA2 M1
4.862%, 8/25/44(l)§		108,563	108,611
Series 2025-DNA3 A1
4.612%, 9/25/45(l)§		216,606	216,149
Series 2025-DNA4 M1
4.762%, 10/25/45(l)§		182,841	182,834
Series 2025-HQA1 A1
4.612%, 2/25/45(l)§		118,000	117,991
FNMA,
Series 2012-123 LF
4.156%, 11/25/42(l)		59,619	59,301
Series 2025-83 FA
4.762%, 10/25/55(l)		373,320	375,421
GNMA,
Series 2015-H20 FB
4.383%, 8/20/65(l)		73,218	73,251
Series 2016-H11 F
4.583%, 5/20/66(l)		99,702	100,039
Series 2016-H15 FA
4.583%, 7/20/66(l)		86,478	86,758
Series 2017-H10 FB
5.592%, 4/20/67(l)		318,697	322,627
Series 2022-H02 FN
4.173%, 1/20/72(l)		261,904	260,255
Series 2022-H26 DF
4.693%, 12/20/72(l)		296,318	301,336
Series 2023-H01 FA
4.473%, 1/20/73(l)		387,577	390,433
Series 2023-H02 FA
4.573%, 1/20/73(l)		288,991	292,509
Series 2023-H02 FB
4.573%, 1/20/73(l)		688,162	693,145
Series 2023-H28 F
4.723%, 12/20/73(l)		476,433	482,956
Series 2023-H28 GF
4.573%, 12/20/73(l)		886,136	898,246
GSR Mortgage Loan Trust,
Series 2005-8F 4A1
6.000%, 11/25/35		344,350	110,466
Series 2005-AR6 2A1
4.860%, 9/25/35(l)		21,170	20,394
Series 2006-AR2 2A1
4.061%, 4/25/36(l)		55,959	32,773
Series 2007-AR1 2A1
3.961%, 3/25/47(l)		144,628	75,542
HarborView Mortgage Loan Trust,
Series 2006-13 A
3.971%, 11/19/46(l)		31,624	24,881
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1
4.063%, 7/25/35(l)		125,762	78,756
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR11 A3
3.626%, 8/25/35(l)		232,705	168,453
Series 2006-AR39 A1
4.153%, 2/25/37(l)		356,873	326,370
JP Morgan Mortgage Trust,
Series 2006-A3 6A1
4.940%, 8/25/34(l)		9,945	9,929
Series 2007-A1 3A3
4.968%, 7/25/35(l)		17,244	16,584
Series 2007-S3 1A90
7.000%, 8/25/37		46,120	21,323
Series 2024-VIS1 A1
5.990%, 7/25/64(l)§		359,210	361,001
Ludgate Funding plc,
Series 2007-1 A2A
4.041%, 1/1/61(l)(m)	GBP	316,441	408,959
Series 2008-W1X A1
4.481%, 1/1/61(l)(m)		35,666	46,776
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A
5.549%, 12/25/32(l)		$4,226	4,170
MortgageIT Mortgage Loan Trust,
Series 2006-1 1A1
4.253%, 4/25/36(l)		115,161	111,316
OBX Trust,
Series 2024-HYB2 A1
3.703%, 4/25/53(l)§		342,616	341,019
PRKCM Trust,
Series 2022-AFC2 A1
5.335%, 8/25/57(l)§		306,040	305,130
Series 2023-AFC3 A1
6.584%, 9/25/58(e)§		244,857	245,344
PRPM Trust,
Series 2023-NQM3 A1
6.221%, 11/25/68(e)§		291,752	293,612
RALI Trust,
Series 2005-QO2 A1
5.219%, 9/25/45(l)		147,421	127,549
Series 2006-QA6 A1
4.173%, 7/25/36(l)		282,723	265,579
Reperforming Loan REMIC Trust,
Series 2006-R1 AF1
4.133%, 1/25/36(l)§		65,557	62,169
Residential Asset Securitization Trust,
Series 2005-A15 5A1
5.750%, 2/25/36		13,319	4,712
Series 2006-A12 A1
6.250%, 11/25/36		167,589	56,882
Sequoia Mortgage Trust,
Series 10 2A1
4.550%, 10/20/27(l)		37	37
Series 2003-4 2A1
4.490%, 7/20/33(l)		4,573	4,599
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
4.291%, 7/19/35(l)		32,528	30,511
Series 2006-AR3 11A1
4.213%, 4/25/36(l)		103,716	95,476
Series 2006-AR6 1A3
4.173%, 7/25/46(l)		458,168	378,579

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Towd Point Mortgage Funding plc,
Series 2024-GR6A A1
4.679%, 7/20/53(l)§	GBP	312,176	$413,524
Towd Point Mortgage Trust,
Series 2022-1 A1
3.750%, 7/25/62(l)§		$310,673	294,415
Series 2024-5 A1A
4.612%, 10/25/64(l)§		470,197	466,154
UWM Mortgage Trust,
Series 2021-INV3 A9
4.617%, 11/25/51(l)§		596,872	559,071
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR14 1A4
3.988%, 11/25/36(l)		212,107	192,773
Series 2006-AR9 1A
4.859%, 8/25/46(l)		54,623	51,528

Total Collateralized Mortgage Obligations			17,670,900

Commercial Mortgage-Backed Securities (0.8%)
ALA Trust,
Series 2025-OANA A
5.416%, 6/15/40(l)§		193,002	193,484
BANK,
Series 2022-BNK40 A4
3.389%, 3/15/64(l)		700,000	648,229
Benchmark Mortgage Trust,
Series 2019-B9 A5
4.016%, 3/15/52		800,000	781,332
Series 2022-B33 A5
3.458%, 3/15/55(l)		800,000	738,592
BFLD Trust,
Series 2020-EYP A
4.937%, 10/15/35(l)§		800,000	673,439
BHMS Commercial Mortgage Trust,
Series 2025-ATLS A
5.523%, 8/15/42(l)§		151,000	151,000
BX Commercial Mortgage Trust,
Series 2019-IMC E
5.869%, 4/15/34(l)§		133,619	131,949
Commercial Mortgage Trust,
Series 2012-CR5 E
4.541%, 12/10/45(l)§		151,235	144,901
Series 2016-COR1 ASB
2.972%, 10/10/49		59,660	59,526
DOLP Trust,
Series 2021-NYC A
2.956%, 5/10/41§		1,000,000	890,571
EQUS Mortgage Trust,
Series 2021-EQAZ A
4.692%, 10/15/38(l)§		476,902	476,604
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22 XA
0.405%, 9/15/47 IO(l)		301,733	68
Natixis Commercial Mortgage Securities Trust,
Series 2019-MILE A
5.252%, 7/15/36(l)§		144,306	138,572
Neighborly Issuer,
Series 2022-1A A2
3.695%, 1/30/52§		227,520	215,514
Series 2023-1A A2
7.308%, 1/30/53§		242,500	243,913
New Orleans Hotel Trust,
Series 2019-HNLA A
4.709%, 4/15/32(l)§		500,000	493,764
NYO Commercial Mortgage Trust,
Series 2021-1290 A
4.882%, 11/15/38(l)§		800,000	798,001
SFO Commercial Mortgage Trust,
Series 2021-555 A
4.937%, 5/15/38(l)§		800,000	798,500
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6 C
4.340%, 11/15/49(l)		275,000	270,160

Total Commercial Mortgage-Backed Securities			7,848,119

Corporate Bonds (12.1%)
Communication Services (0.4%)
Diversified Telecommunication Services (0.1%)
AT&T, Inc.
4.350%, 3/1/29		800,000	800,344
NBN Co. Ltd.
4.250%, 10/1/29§		500,000	498,443

			1,298,787

Interactive Media & Services (0.1%)
Alphabet, Inc.
4.700%, 11/15/35		42,000	41,496
5.450%, 11/15/55		75,000	72,348
5.650%, 2/15/56		67,000	66,925
5.700%, 11/15/75		75,000	72,319
Meta Platforms, Inc.
5.500%, 11/15/45		102,000	96,154
5.750%, 11/15/65		105,000	97,637

			446,879

Media (0.1%)
Charter Communications Operating LLC
2.250%, 1/15/29		800,000	745,352
Cox Communications, Inc.
5.700%, 6/15/33§		88,000	87,026
Paramount Global
2.900%, 1/15/27		100,000	98,305
Time Warner Cable LLC
4.500%, 9/15/42		290,000	217,271

			1,147,954

Wireless Telecommunication Services (0.1%)
Telefonica Europe BV
8.250%, 9/15/30		100,000	113,077
T-Mobile USA, Inc.
4.850%, 1/15/29		575,000	581,237

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
3.875%, 4/15/30		$563,000	$547,774

			1,242,088

Total Communication Services			4,135,708

Consumer Discretionary (1.0%)
Automobiles (0.6%)
BMW US Capital LLC
4.650%, 3/19/27(x)§		283,000	284,210
4.750%, 3/21/28§		200,000	201,047
Honda Motor Co. Ltd.
4.436%, 7/8/28		275,000	273,811
Hyundai Capital America
5.650%, 6/26/26§		500,000	501,227
1.650%, 9/17/26§		800,000	790,528
5.950%, 9/21/26§		200,000	201,176
5.250%, 1/8/27§		368,000	370,083
5.275%, 6/24/27§		63,000	63,514
6.100%, 9/21/28§		158,000	163,060
Mercedes-Benz Finance North America LLC
4.900%, 11/15/27§		400,000	403,674
4.125%, 3/10/28§		257,000	255,744
Nissan Motor Acceptance Co. LLC
2.750%, 3/9/28§		800,000	747,000
Nissan Motor Co. Ltd.
4.810%, 9/17/30§		800,000	726,400
Volkswagen Group of America Finance LLC
4.450%, 9/11/27§		200,000	199,445
5.050%, 3/27/28§		600,000	603,747
5.650%, 9/12/28§		300,000	305,846

			6,090,512

Broadline Retail (0.0%)†
Amazon.com, Inc.
3.900%, 11/20/28		278,000	276,483

Hotels, Restaurants & Leisure (0.3%)
Airbnb, Inc.
4.400%, 3/16/29		200,000	199,716
Choice Hotels International, Inc.
3.700%, 12/1/29		900,000	863,291
Las Vegas Sands Corp.
6.000%, 8/15/29		500,000	513,790
Marriott International, Inc.
4.200%, 7/15/27		275,000	274,170
4.800%, 3/15/30		500,000	504,125
Starbucks Corp.
4.850%, 2/8/27		301,000	302,350

			2,657,442

Household Durables (0.0%)†
DR Horton, Inc.
4.850%, 10/15/30		75,000	75,559
Sekisui House US, Inc.
6.000%, 1/15/43		162,000	147,621

			223,180

Leisure Products (0.0%)†
Hasbro, Inc.
4.650%, 3/12/31		29,000	28,606
6.050%, 5/14/34		76,000	79,150

			107,756

Specialty Retail (0.1%)
AutoNation, Inc.
4.450%, 1/15/29		60,000	59,528
Ross Stores, Inc.
4.700%, 4/15/27		355,000	354,961

			414,489

Total Consumer Discretionary			9,769,862

Consumer Staples (0.4%)
Beverages (0.0%)†
Maple Parent Holdings Corp.
4.224%, 3/26/32§	EUR	200,000	229,318

Consumer Staples Distribution & Retail (0.0%)†
Sysco Corp.
4.400%, 7/25/31		$119,000	115,090

Food Products (0.2%)
Cargill, Inc.
4.125%, 10/23/30§		131,000	128,870
5.125%, 10/11/32§		144,000	147,276
General Mills, Inc.
4.700%, 1/30/27		583,000	583,771
4.875%, 1/30/30		203,000	204,389
Mars, Inc.
4.800%, 3/1/30§		400,000	404,273
Tyson Foods, Inc.
5.700%, 3/15/34		99,000	102,500

			1,571,079

Tobacco (0.2%)
Altria Group, Inc.
3.400%, 5/6/30		310,000	295,986
BAT Capital Corp.
6.343%, 8/2/30		500,000	533,046
7.750%, 10/19/32		21,000	24,073
4.625%, 3/22/33		76,000	74,316
Imperial Brands Finance plc
3.500%, 7/26/26§		400,000	398,854
6.125%, 7/27/27§		300,000	306,015
5.875%, 7/1/34§		297,000	304,909
Philip Morris International, Inc.
5.625%, 11/17/29		34,000	35,293
5.375%, 2/15/33		309,000	317,162

			2,289,654

Total Consumer Staples			4,205,141

Energy (0.9%)
Energy Equipment & Services (0.0%)†
Baker Hughes Holdings LLC
4.350%, 6/15/31		91,000	89,757
FORESEA Holding SA
7.500%, 6/15/30(m)		100,613	98,600

			188,357

Oil, Gas & Consumable Fuels (0.9%)
Adnoc Murban Rsc Ltd.
4.250%, 9/11/29§		200,000	196,686
Canadian Natural Resources Ltd.
5.000%, 12/15/29		400,000	405,429
Cenovus Energy, Inc.
4.650%, 3/20/31		70,000	69,469
5.400%, 3/20/36		69,000	68,433
Cheniere Energy Partners LP
3.250%, 1/31/32		400,000	363,899

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Continental Resources, Inc.
5.750%, 1/15/31§		$116,000	$118,044
2.875%, 4/1/32§		279,000	243,133
Devon Energy Corp.
5.600%, 7/15/41		210,000	203,300
Energy Transfer LP
6.100%, 12/1/28		200,000	207,622
5.600%, 9/1/34		297,000	302,473
Flex Intermediate Holdco LLC
3.363%, 6/30/31§		400,000	361,590
Korea National Oil Corp.
4.875%, 4/3/29§		500,000	506,905
MPLX LP
5.300%, 4/1/36		140,000	137,740
Occidental Petroleum Corp.
5.375%, 1/1/32		300,000	304,409
ONEOK, Inc.
5.550%, 11/1/26		500,000	502,926
6.500%, 9/1/30§		500,000	528,846
6.350%, 1/15/31		44,000	46,654
6.100%, 11/15/32		25,000	26,328
6.050%, 9/1/33		10,000	10,439
5.400%, 10/15/35		170,000	168,507
Petroleos Mexicanos
10.000%, 2/7/33		200,000	227,680
Plains All American Pipeline LP
5.700%, 9/15/34		298,000	304,685
Santos Finance Ltd.
5.750%, 11/13/35§		300,000	299,781
Saudi Arabian Oil Co.
5.250%, 7/17/34§		500,000	496,770
South Bow USA Infrastructure Holdings LLC
5.026%, 10/1/29		500,000	503,258
Suncor Energy, Inc.
6.800%, 5/15/38		130,000	141,443
Targa Resources Corp.
4.350%, 1/15/29		164,000	163,157
6.050%, 5/15/56		93,000	89,807
Var Energi ASA
7.500%, 1/15/28§		356,000	371,565
Venture Global Calcasieu Pass LLC
3.875%, 8/15/29§		200,000	190,246
3.875%, 11/1/33§		200,000	177,272
Venture Global LNG, Inc.
8.125%, 6/1/28§		300,000	307,125
Venture Global Plaquemines LNG LLC
6.500%, 1/15/34§		115,000	120,159
Williams Cos., Inc. (The)
4.800%, 11/15/29		137,000	137,824
4.625%, 6/30/30		135,000	134,728

			8,438,332

Total Energy			8,626,689

Financials (5.6%)
Banks (3.0%)
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34(k)		200,000	225,106
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m)	EUR	1,700,000	501,061
Banco Santander SA
3.800%, 2/23/28		$200,000	197,339
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.552%, 3/14/28(k)		400,000	402,767
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28(k)		200,000	199,042
Bank of America Corp.
(CME Term SOFR 3 Month + 1.77%), 3.705%, 4/24/28(k)		300,000	297,696
(SOFR + 1.58%), 4.376%, 4/27/28(k)		682,000	680,694
(SOFR + 1.99%), 6.204%, 11/10/28(k)		600,000	616,197
(SOFR + 1.57%), 5.819%, 9/15/29(k)		600,000	618,366
Bank of America NA
(SOFR + 1.02%), 4.685%, 8/18/26(k)		400,000	400,766
Banque Federative du Credit Mutuel SA
(United States SOFR Compounded Index + 1.07%), 4.736%, 2/16/28(k)§		500,000	502,417
4.591%, 10/16/28§		273,000	273,193
5.106%, 1/15/36§		258,000	252,605
Barclays plc
(SOFR + 2.98%), 6.224%, 5/9/34(k)		314,000	329,288
BNP Paribas SA
(SOFR + 1.61%), 1.904%, 9/30/28(k)§		800,000	767,810
(SOFR + 1.59%), 5.497%, 5/20/30(k)§		698,000	713,283
BPCE SA
5.281%, 5/30/29§		300,000	305,462
(SOFR + 2.27%), 6.714%, 10/19/29(k)§		400,000	418,573
(SOFR + 2.79%), 6.508%, 1/18/35(k)§		298,000	307,864
CaixaBank SA
(SOFR + 2.26%), 6.037%, 6/15/35(k)§		302,000	313,797
Capital One NA
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 1.73%), 5.974%, 8/9/28(k)		250,000	255,622

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Citibank NA
5.488%, 12/4/26		$700,000	$705,255
Citigroup, Inc.
(SOFR + 1.28%), 3.070%, 2/24/28(k)		500,000	493,639
(SOFR + 1.36%), 5.174%, 2/13/30(k)		100,000	101,472
(SOFR + 1.34%), 4.542%, 9/19/30(k)		302,000	300,701
Citizens Bank NA
(SOFR + 0.70%), 4.192%, 1/29/29(k)		257,000	255,094
Cooperatieve Rabobank UA
5.500%, 10/5/26		400,000	402,045
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.564%, 2/28/29(k)§		314,000	319,783
Credit Agricole SA
(SOFR + 1.86%), 6.316%, 10/3/29(k)§		500,000	519,860
(SOFR + 1.17%), 4.656%, 1/12/32(k)§		258,000	254,126
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.298%, 4/1/28(k)§		359,000	358,232
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.98%), 4.999%, 3/27/32(k)§		200,000	200,519
DNB Bank ASA
(SOFR + 1.13%), 4.832%, 3/30/32(k)§		200,000	199,532
Federation des Caisses Desjardins du Quebec
4.550%, 8/23/27§		267,000	267,815
HSBC Holdings plc
(SOFR + 3.35%), 7.390%, 11/3/28(k)		694,000	723,496
(SOFR + 1.29%), 5.130%, 3/3/31(k)		300,000	302,295
(SOFR + 1.19%), 2.804%, 5/24/32(k)		201,000	180,304
ING Groep NV
(United States SOFR Compounded Index + 1.26%), 4.803%, 3/23/32(k)		400,000	396,619
Intesa Sanpaolo SpA
7.200%, 11/28/33§		290,000	324,887
JPMorgan Chase & Co.
(SOFR + 1.33%), 6.070%, 10/22/27(k)		400,000	403,465
(SOFR + 1.20%), 4.855%, 1/23/28(k)		500,000	502,018
(SOFR + 1.89%), 2.182%, 6/1/28(k)		400,000	389,860
(SOFR + 1.45%), 5.299%, 7/24/29(k)		500,000	509,217
(SOFR + 1.26%), 2.963%, 1/25/33(k)		436,000	394,022
KBC Group NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.932%, 10/16/30(k)§		295,000	296,553
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.462%, 1/5/28(k)		241,000	242,592
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.60%), 4.241%, 2/10/30(k)		400,000	395,500
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 4.976%, 8/11/33(k)		300,000	298,094
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.376%, 5/26/30(k)		296,000	302,234
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.382%, 7/10/30(k)		500,000	510,386
Morgan Stanley Bank NA
(SOFR + 1.08%), 4.788%, 1/14/28(k)		500,000	502,065
(SOFR + 0.87%), 5.504%, 5/26/28(k)		300,000	303,480
National Bank of Canada
(United States SOFR Compounded Index + 0.76%), 4.166%, 1/20/29(k)		258,000	256,487
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 5.583%, 3/1/28(k)		500,000	504,267
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 3.032%, 11/28/35(k)		297,000	269,922
Nordea Kredit Realkreditaktieselskab
1.500%, 10/1/53	DKK	2	—
Norinchukin Bank (The)
5.094%, 10/16/29§		$500,000	504,757
Santander Holdings USA, Inc.
(SOFR + 1.25%), 2.490%, 1/6/28(k)		350,000	344,051
(SOFR + 2.36%), 6.499%, 3/9/29(k)		100,000	103,034

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
(SOFR + 2.70%), 6.565%, 6/12/29(k)		$14,000	$14,473
Santander UK Group Holdings plc
(SOFR + 2.60%), 6.534%, 1/10/29(k)		400,000	412,255
Skandinaviska Enskilda Banken AB
4.500%, 9/3/30§		277,000	274,987
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.519%, 1/19/28(k)§		300,000	301,933
2.889%, 6/9/32§		300,000	268,771
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.691%, 1/10/34(k)§		500,000	533,785
Standard Chartered plc
6.301%, 1/9/29§		500,000	513,420
Sumitomo Mitsui Financial Group, Inc.
5.316%, 7/9/29(x)		751,000	766,010
Sumitomo Mitsui Trust Bank Ltd.
4.450%, 9/10/27§		298,000	298,574
5.500%, 3/9/28§		300,000	306,009
Swedbank AB
4.898%, 3/30/31§		251,000	251,720
Toronto-Dominion Bank (The)
4.109%, 10/13/28		300,000	297,932
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.50%), 5.146%, 9/10/34(k)		104,000	104,087
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.43%), 3.196%, 6/17/27(k)		500,000	498,624
(SOFR + 1.74%), 5.574%, 7/25/29(k)		500,000	510,314
(SOFR + 1.79%), 6.303%, 10/23/29(k)		100,000	103,942
(SOFR + 1.50%), 5.198%, 1/23/30(k)		400,000	406,481
(SOFR + 1.50%), 3.350%, 3/2/33(k)		462,000	423,577
(SOFR + 1.78%), 5.499%, 1/23/35(k)		9,000	9,148
Wells Fargo Bank NA
(SOFR + 1.07%), 4.707%, 12/11/26(k)		400,000	401,538
Westpac New Zealand Ltd.
4.127%, 1/29/29§		257,000	255,046

			28,869,252

Capital Markets (0.9%)
BGC Group, Inc.
6.150%, 4/2/30		400,000	405,660
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§		800,000	769,656
Charles Schwab Corp. (The)
Series I
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.000%, 6/1/26(k)(y)		326,000	321,487
Citadel Finance LLC
5.150%, 2/14/31§		400,000	389,692
Citadel Securities Global Holdings LLC
5.125%, 1/27/32§		300,000	297,656
Deutsche Bank AG
(SOFR + 2.52%), 7.146%, 7/13/27(k)		159,000	160,062
(SOFR + 3.04%), 3.547%, 9/18/31(k)		400,000	374,873
Goldman Sachs Group, Inc. (The)
(CME Term SOFR 3 Month + 2.01%), 5.683%, 10/28/27(k)		700,000	705,265
(SOFR + 1.32%), 4.937%, 4/23/28(k)		148,000	148,534
(SOFR + 1.27%), 5.727%, 4/25/30(k)		300,000	309,157
(SOFR + 1.26%), 2.650%, 10/21/32(k)		11,000	9,738
Intercontinental Exchange, Inc.
3.950%, 12/1/28		200,000	198,099
4.200%, 3/15/31		100,000	98,274
Morgan Stanley
(SOFR + 1.73%), 5.123%, 2/1/29(k)		400,000	403,769
(SOFR + 1.63%), 5.449%, 7/20/29(k)		500,000	509,091
(SOFR + 0.80%), 4.238%, 1/9/30(k)		33,000	32,588
(EURIBOR 3 Month + 1.04%), 3.790%, 3/21/30(k)	EUR	400,000	464,624
(SOFR + 1.18%), 2.239%, 7/21/32(k)		$89,000	77,902
Series I
(SOFR + 0.91%), 4.133%, 10/18/29(k)		117,000	115,382
Nasdaq, Inc.
5.350%, 6/28/28		188,000	191,753
Nomura Holdings, Inc.
(SOFR + 1.25%), 4.903%, 7/2/27(k)		500,000	502,639
5.842%, 1/18/28		200,000	204,253
S&P Global, Inc.
4.750%, 8/1/28		16,000	16,164
4.250%, 5/1/29		71,000	70,805
Stifel Financial Corp.
4.000%, 5/15/30		900,000	872,568
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.327%, 12/22/27(k)§		300,000	303,844
(SOFR + 1.06%), 4.398%, 9/23/31(k)§		280,000	274,145

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
(SOFR + 1.05%), 4.588%, 8/10/32(k)§		$500,000	$490,093
(SOFR + 1.29%), 4.844%, 11/6/33(k)§		400,000	392,590

			9,110,363

Consumer Finance (0.6%)
AerCap Ireland Capital DAC
2.450%, 10/29/26		700,000	691,835
AGFC Capital Trust I
(CME Term SOFR 3 Month + 2.01%), 5.684%, 1/15/67(k)§		1,070,000	703,525
Ally Financial, Inc.
2.200%, 11/2/28		800,000	751,064
(United States SOFR Compounded Index + 1.96%), 5.737%, 5/15/29(k)		35,000	35,466
(SOFR + 3.26%), 6.992%, 6/13/29(k)		176,000	183,167
(United States SOFR Compounded Index + 1.73%), 5.543%, 1/17/31(k)		436,000	438,530
American Express Co.
(SOFR + 1.00%), 5.098%, 2/16/28(k)		298,000	299,601
Avolon Holdings Funding Ltd.
5.750%, 3/1/29§		500,000	511,510
Capital One Financial Corp.
(SOFR + 2.08%), 5.468%, 2/1/29(k)		75,000	76,108
(SOFR + 2.86%), 6.377%, 6/8/34(k)		211,000	221,754
Caterpillar Financial Services Corp.
4.450%, 10/16/26		300,000	300,506
Ford Motor Credit Co. LLC
5.420%, 4/9/31		500,000	490,075
6.125%, 3/8/34(x)		299,000	295,161
General Motors Financial Co., Inc.
2.400%, 4/10/28		27,000	25,859
5.550%, 7/15/29		106,000	108,320
4.900%, 10/6/29		57,000	57,237
Synchrony Financial
(SOFR + 1.68%), 5.450%, 3/6/31(k)		91,000	91,915
Takeoff Merger Sub, Inc.
4.850%, 3/24/31§		200,000	197,629
Toyota Motor Credit Corp.
4.550%, 8/9/29		500,000	503,252

			5,982,514

Financial Services (0.4%)
Essent Group Ltd.
6.250%, 7/1/29		500,000	515,886
Fidelity National Information Services, Inc.
4.450%, 3/10/28		179,000	178,472
4.550%, 3/10/29		200,000	199,114
Fiserv, Inc.
3.500%, 7/1/29(x)		409,000	391,310
Global Payments, Inc.
4.875%, 11/15/30		74,000	72,564
5.200%, 11/15/32		77,000	74,595
Jyske Realkredit A/S
Series CCE
1.500%, 10/1/53	DKK	2	—
Lseg US Fin Corp.
4.875%, 3/28/27§		$500,000	501,946
Mastercard, Inc.
4.550%, 1/15/35		213,000	209,273
National Rural Utilities Cooperative Finance Corp.
5.150%, 6/15/29		200,000	204,278
Nationwide Building Society
(SOFR + 1.91%), 6.557%, 10/18/27(k)§		400,000	404,346
(SOFR + 1.29%), 2.972%, 2/16/28(k)§		385,000	379,602
(SOFR + 1.65%), 5.537%, 7/14/36(k)§		274,000	273,684

			3,405,070

Insurance (0.7%)
Athene Global Funding
5.349%, 7/9/27§		500,000	502,764
5.033%, 7/17/30§		360,000	355,739
5.322%, 11/13/31§		600,000	592,215
Corebridge Global Funding
5.900%, 9/19/28§		400,000	411,997
4.550%, 1/9/31§		200,000	197,506
Lincoln Financial Global Funding
4.200%, 1/12/29§		38,000	37,559
Marsh & McLennan Cos., Inc.
4.650%, 3/15/30		200,000	201,106
MassMutual Global Funding II
4.500%, 4/10/26§		600,000	600,041
5.050%, 12/7/27§		500,000	506,890
MetLife Capital Trust IV
7.875%, 12/15/37§		192,000	206,880
Mutual of Omaha Cos. Global Funding
5.350%, 4/9/27§		500,000	505,195
New York Life Global Funding
4.050%, 2/2/29§		257,000	254,695
Pacific Life Global Funding II
4.500%, 8/28/29§		500,000	499,043
Pricoa Global Funding I
4.400%, 8/27/27§		500,000	501,727
Principal Life Global Funding II
1.250%, 8/16/26§		800,000	791,158
5.100%, 1/25/29§		204,000	206,878

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Swiss Re Finance Luxembourg SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.000%, 4/2/49(k)(m)	$200,000	$198,802

		6,570,195

Total Financials		53,937,394

Health Care (0.3%)
Health Care Equipment & Supplies (0.0%)†
Baxter International, Inc.
4.900%, 12/15/30	200,000	197,270
5.650%, 12/15/35(x)	160,000	155,917

		353,187

Health Care Providers & Services (0.2%)
Centene Corp.
4.625%, 12/15/29	400,000	379,400
Cigna Group (The)
4.375%, 10/15/28	165,000	164,440
CVS Health Corp.
4.300%, 3/25/28	12,000	11,945
HCA, Inc.
5.250%, 6/15/26	47,000	47,016
Ochsner LSU Health System of North Louisiana
Series 2021
2.510%, 5/15/31	240,000	205,018
Quest Diagnostics, Inc.
4.625%, 12/15/29	500,000	503,579
UnitedHealth Group, Inc.
4.250%, 1/15/29	600,000	598,749

		1,910,147

Pharmaceuticals (0.1%)
Bayer US Finance LLC
6.125%, 11/21/26§	200,000	202,045
Novartis Capital Corp.
3.900%, 11/5/28	280,000	278,361
Roche Holdings, Inc.
4.203%, 9/9/29§	298,000	297,003
Takeda US Financing, Inc.
5.200%, 7/7/35	275,000	274,997

		1,052,406

Total Health Care		3,315,740

Industrials (0.8%)
Aerospace & Defense (0.3%)
Boeing Co. (The)
6.298%, 5/1/29	100,000	104,986
5.150%, 5/1/30	700,000	710,629
General Electric Co.
4.900%, 1/29/36	113,000	112,827
HEICO Corp.
5.250%, 8/1/28	300,000	305,469
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28	800,000	756,535
Rolls-Royce plc
5.750%, 10/15/27§	500,000	507,617

		2,498,063

Air Freight & Logistics (0.0%)†
GXO Logistics, Inc.
6.250%, 5/6/29	400,000	414,299

Building Products (0.0%)†
Amrize Finance US LLC
4.950%, 4/7/30	300,000	302,642

Commercial Services & Supplies (0.0%)†
Republic Services, Inc.
4.750%, 7/15/30	283,000	286,182

Electrical Equipment (0.0%)†
LG Energy Solution Ltd.
5.375%, 4/2/30§	282,000	284,349

Ground Transportation (0.1%)
ENA Master Trust
4.000%, 5/19/48§	206,000	161,864
ERAC USA Finance LLC
4.600%, 5/1/28§	90,000	90,324
Lima Metro Line 2 Finance Ltd.
4.350%, 4/5/36§	150,054	141,768
Penske Truck Leasing Co. LP
5.350%, 3/30/29§	500,000	507,948
Ryder System, Inc.
5.375%, 3/15/29	237,000	242,161

		1,144,065

Machinery (0.1%)
Daimler Truck Finance North America LLC
2.000%, 12/14/26§	800,000	786,677
Flowserve Corp.
2.800%, 1/15/32	202,000	178,181
Parker-Hannifin Corp.
3.250%, 6/14/29	121,000	117,063

		1,081,921

Passenger Airlines (0.0%)†
AS Mileage Plan IP Ltd.
5.021%, 10/20/29§	41,000	40,584
Southwest Airlines Co.
4.375%, 11/15/28	81,000	79,701

		120,285

Professional Services (0.1%)
Equifax, Inc.
4.800%, 9/15/29	500,000	502,352

Trading Companies & Distributors (0.2%)
Aircastle Ltd.
4.250%, 6/15/26	5,000	4,995
5.950%, 2/15/29§	64,000	65,684
Aviation Capital Group LLC
1.950%, 9/20/26§	62,000	61,240
4.750%, 4/14/27§	20,000	19,986
3.500%, 11/1/27§	23,000	22,557
6.750%, 10/25/28§	500,000	522,822
5.375%, 7/15/29§	400,000	406,055
TTX Co.
5.500%, 9/25/26§	300,000	301,364

		1,404,703

Total Industrials		8,038,861

Information Technology (0.7%)
Communications Equipment (0.0%)†
Cisco Systems, Inc.
4.750%, 2/24/30	283,000	288,100

Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc.
5.150%, 8/21/29	500,000	504,249

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
CDW LLC
5.100%, 3/1/30	$500,000	$499,261

		1,003,510

IT Services (0.3%)
Beignet Investor LLC
6.581%, 5/30/49§	2,200,000	2,250,184
International Business Machines Corp.
4.900%, 7/27/52	264,000	221,514

		2,471,698

Semiconductors & Semiconductor Equipment (0.1%)
Applied Materials, Inc.
4.000%, 1/15/31	281,000	274,987
Broadcom, Inc.
5.050%, 7/12/29	200,000	203,968
4.300%, 1/15/31(x)	62,000	61,407
4.926%, 5/15/37§	144,000	139,654

		680,016

Software (0.2%)
Oracle Corp.
4.500%, 5/6/28	200,000	198,812
4.550%, 2/4/29	200,000	197,315
4.200%, 9/27/29	500,000	484,261
4.650%, 5/6/30	200,000	195,078
5.200%, 9/26/35	16,000	14,890
4.375%, 5/15/55	51,000	33,797
5.950%, 9/26/55	45,000	37,705
Salesforce, Inc.
4.500%, 3/15/28	200,000	199,999
4.650%, 3/15/29	200,000	200,314
4.900%, 9/15/31	128,000	127,771
5.200%, 3/15/33	128,000	127,845

		1,817,787

Technology Hardware, Storage & Peripherals (0.0%)†
Apple, Inc.
4.100%, 8/8/62	202,000	153,632
Dell International LLC
5.500%, 4/1/35	227,000	228,964
Hewlett Packard Enterprise Co.
4.400%, 9/25/27	123,000	122,809

		505,405

Total Information Technology		6,766,516

Materials (0.2%)
Chemicals (0.0%)†
Kraton Corp.
5.000%, 7/15/27§	500,000	504,430

Containers & Packaging (0.1%)
WestRock MWV LLC
7.950%, 2/15/31	400,000	452,595
WRKCo., Inc.
4.000%, 3/15/28	280,000	278,267

		730,862

Metals & Mining (0.1%)
Freeport Indonesia PT
4.763%, 4/14/27§	215,000	214,544
Glencore Funding LLC
5.338%, 4/4/27§	81,000	81,670
4.907%, 4/1/28§	102,000	102,652
5.186%, 4/1/30§	45,000	45,579
6.500%, 10/6/33§	67,000	72,474

		516,919

Total Materials		1,752,211

Real Estate (0.4%)
Diversified REITs (0.1%)
Equinix Europe 2 Financing Corp. LLC (REIT)
4.600%, 11/15/30	300,000	296,631
GLP Capital LP (REIT)
4.000%, 1/15/31	66,000	62,303
3.250%, 1/15/32	176,000	156,619
5.250%, 2/15/33	400,000	391,280
5.625%, 3/1/36	31,000	30,081

		936,914

Health Care REITs (0.1%)
Omega Healthcare Investors, Inc. (REIT)
3.375%, 2/1/31	700,000	647,595

Specialized REITs (0.2%)
American Tower Corp. (REIT)
3.650%, 3/15/27	80,000	79,427
5.800%, 11/15/28	700,000	721,609
2.100%, 6/15/30	54,000	48,519
Crown Castle, Inc. (REIT)
3.700%, 6/15/26	800,000	798,959
5.600%, 6/1/29	68,000	69,602
EPR Properties (REIT)
3.600%, 11/15/31	800,000	725,751

		2,443,867

Total Real Estate		4,028,376

Utilities (1.4%)
Electric Utilities (0.9%)
Arizona Public Service Co.
2.200%, 12/15/31	400,000	347,103
Avangrid, Inc.
3.800%, 6/1/29	900,000	878,498
CenterPoint Energy Houston Electric LLC
Series AQ
4.950%, 8/15/35	80,000	79,222
Series AR
4.850%, 4/1/36	96,000	93,937
DTE Electric Co.
Series A
4.850%, 3/1/36	155,000	152,094
Series B
5.550%, 3/1/56	104,000	100,482
Duke Energy Carolinas NC Storm Funding LLC
Series A-2
2.617%, 7/1/43	154,000	124,602
Edison International
6.250%, 3/15/30	300,000	310,786
Emera US Finance LLC
4.500%, 4/1/29	200,000	199,648
Emera US Finance LP
2.639%, 6/15/31	300,000	267,201
ENEL Finance International NV
4.125%, 9/30/28§	279,000	276,109
Entergy Mississippi LLC
5.050%, 4/15/36	48,000	47,215

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Evergy, Inc.
4.250%, 3/15/29		$300,000	$297,438
Eversource Energy
5.000%, 1/1/27		500,000	501,259
FirstEnergy Pennsylvania Electric Co.
4.550%, 3/15/31§		400,000	398,373
Florida Power & Light Co.
5.300%, 6/15/34		97,000	99,450
IPALCO Enterprises, Inc.
4.250%, 5/1/30		700,000	675,216
NextEra Energy Capital Holdings, Inc.
3.830%, 6/12/30	CAD	500,000	359,308
Niagara Mohawk Power Corp.
4.647%, 10/3/30§		$275,000	273,280
NRG Energy, Inc.
4.734%, 10/15/30§		51,000	50,407
Pacific Gas and Electric Co.
5.550%, 5/15/29		200,000	204,536
5.050%, 10/15/32		400,000	396,634
6.400%, 6/15/33		100,000	106,214
PacifiCorp
4.250%, 3/15/29		3,000	2,958
5.800%, 4/15/36		200,000	201,583
Public Service Co. of Colorado
5.150%, 9/15/35		277,000	275,343
Public Service Electric & Gas Co.
Series R
4.200%, 1/1/31		258,000	254,569
Southern California Edison Co.
5.150%, 6/1/29		600,000	607,419
Series C
4.125%, 3/1/48		100,000	74,791
Swepco Storm Recovery Funding LLC
4.880%, 9/1/39		377,013	375,878
Virginia Electric and Power Co.
Series C
4.900%, 9/15/35		237,000	231,753
Vistra Operations Co. LLC
5.050%, 12/30/26§		6,000	6,020
4.300%, 10/15/28§		6,000	5,926
6.950%, 10/15/33§		232,000	252,360

			8,527,612

Gas Utilities (0.1%)
National Fuel Gas Co.
2.950%, 3/1/31		700,000	635,550

Independent Power and Renewable Electricity Producers (0.0%)†
Alexander Funding Trust II
7.467%, 7/31/28§		121,000	127,251
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250%, 1/31/41§		238,712	238,712

			365,963

Multi-Utilities (0.4%)
Abu Dhabi National Energy Co. PJSC
4.375%, 10/9/31§		500,000	482,900
Ameren Corp.
5.000%, 1/15/29		500,000	507,316
Berkshire Hathaway Energy Co.
6.125%, 4/1/36		229,000	244,123
Black Hills Corp.
4.550%, 1/31/31		400,000	395,098
DTE Energy Co.
5.100%, 3/1/29		500,000	507,461
National Grid plc
5.602%, 6/12/28		300,000	306,713
Public Service Enterprise Group, Inc.
5.200%, 4/1/29		500,000	508,966
WEC Energy Group, Inc.
1.375%, 10/15/27		600,000	572,631

			3,525,208

Total Utilities			13,054,333

Total Corporate Bonds			117,630,831

Foreign Government Securities (1.3%)
Baiterek National Investment Holding JSC
5.450%, 5/8/28§		200,000	200,450
Buoni Poliennali del Tesoro
2.850%, 2/1/31(m)	EUR	200,000	226,909
Canada Government Bond
3.250%, 12/1/34	CAD	344,000	244,879
Commonwealth of Australia
2.750%, 6/21/35(m)	AUD	800,000	462,598
Federative Republic of Brazil
6.125%, 3/15/34		$500,000	500,125
Japan Government Bond
2.000%, 12/20/44	JPY	100,000,000	522,901
2.700%, 9/20/45		4,400,000	25,497
2.100%, 9/20/54		5,600,000	25,556
2.300%, 12/20/54		82,400,000	393,540
2.400%, 3/20/55		13,000,000	63,465
2.800%, 6/20/55		40,000,000	213,291
3.200%, 9/20/55		71,000,000	410,627
2.200%, 3/20/64		44,000,000	191,838
Japan International Cooperation Agency
2.750%, 4/27/27		$900,000	887,652
Kingdom of Saudi Arabia
4.125%, 1/12/29§		200,000	197,200
4.750%, 1/16/30§		500,000	498,815
5.000%, 1/18/53§		500,000	422,245
New South Wales Treasury Corp.
1.750%, 3/20/34(m)	AUD	400,000	211,003
4.750%, 2/20/37(m)		100,000	63,761
Queensland Treasury Corp.
4.500%, 8/22/35(m)		100,000	63,555
Republic of Colombia
5.375%, 1/21/29		$200,000	198,800
6.500%, 1/21/33		200,000	196,400
Republic of Peru
6.950%, 8/12/31(m)	PEN	1,041,000	324,943
6.150%, 8/12/32§		2,300,000	691,310
Republic of South Africa
7.100%, 11/19/36§		$400,000	409,852
Romania Government Bond
5.750%, 9/16/30§		256,000	254,912

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
2.000%, 4/14/33(m)	EUR	800,000	$726,688
State of Israel Government Bond
5.500%, 3/12/34		$500,000	506,563
State of Kuwait
4.016%, 10/9/28§		200,000	196,884
State of Qatar
5.103%, 4/23/48§		800,000	736,608
Treasury Corp. of Victoria
2.250%, 9/15/33(m)	AUD	200,000	111,292
2.000%, 11/20/37		100,000	46,602
U.K. Treasury Bonds
4.375%, 7/31/54(m)	GBP	955,000	1,052,830
United Mexican States
5.375%, 3/22/33		$281,000	273,975
5.625%, 2/9/34		200,000	196,400
6.875%, 5/13/37		400,000	418,000

Total Foreign Government Securities			12,167,966

Mortgage-Backed Securities (8.9%)
FHLMC
4.170%, 4/1/28		300,000	300,688
6.235%, 11/1/31(l)		587	601
5.500%, 1/1/35		15,806	16,281
5.500%, 7/1/35		10,871	11,177
4.000%, 7/1/44		112,395	109,466
5.000%, 11/1/48		63,615	63,871
FHLMC UMBS
3.500%, 9/1/49		221,121	205,218
3.500%, 10/1/49		215,581	199,929
3.500%, 11/1/49		80,283	74,434
2.000%, 6/1/51		169,242	137,638
2.000%, 3/1/52		867,221	707,717
3.000%, 3/1/52		558,884	498,433
2.500%, 4/1/52		998,123	853,988
3.000%, 5/1/52		607,375	535,653
5.000%, 6/1/52		86,594	85,920
4.500%, 1/1/53		50,822	49,265
5.000%, 5/1/53		346,809	343,907
5.000%, 6/1/53		637,858	632,123
4.500%, 10/1/53		820,918	794,221
5.500%, 11/1/53		153,133	154,419
4.500%, 2/1/54		3,409,382	3,298,502
FNMA
5.919%, 1/1/28(l)		483	487
4.145%, 3/1/33(l)		3,930	3,852
6.155%, 1/1/36(l)		11,023	11,383
5.710%, 2/1/37(l)		35,825	36,835
6.119%, 12/1/40(l)		452	459
FNMA UMBS
2.500%, 5/1/30		1,905	1,859
2.500%, 8/1/31		109,965	106,289
2.500%, 11/1/31		158,064	152,430
2.500%, 12/1/31		67,682	65,211
2.500%, 1/1/32		166,531	161,138
2.500%, 2/1/32		6,904	6,627
5.500%, 4/1/33		13,607	13,942
5.500%, 7/1/33		12,881	13,198
5.500%, 4/1/34		7,359	7,549
5.500%, 5/1/34		5,159	5,293
5.500%, 11/1/34		21,850	22,452
5.500%, 2/1/35		79,942	82,094
4.500%, 8/1/35		3,751	3,746
5.000%, 10/1/35		6,465	6,558
5.000%, 7/1/36		6,699	6,794
5.000%, 12/1/39		19,864	20,168
4.000%, 12/1/40		67,674	65,951
4.500%, 3/1/41		10,911	10,849
4.500%, 7/1/41		954	949
3.500%, 2/1/42		43,619	41,333
3.500%, 11/1/42		76,756	72,525
3.500%, 1/1/43		81,501	76,967
3.500%, 4/1/43		24,250	22,926
4.000%, 10/1/43		263,584	255,258
3.000%, 5/1/45		24,942	22,656
4.500%, 9/1/48		86,188	84,463
3.000%, 4/1/51		1,568,315	1,382,998
2.000%, 7/1/51		936,334	761,485
2.000%, 12/1/51		1,312,870	1,064,425
2.500%, 1/1/52		279,391	239,054
3.000%, 2/1/52		668,548	596,235
2.500%, 3/1/52		612,114	523,645
3.000%, 3/1/52		835,984	745,561
3.500%, 3/1/52		176,483	161,861
2.500%, 4/1/52		606,825	518,799
2.500%, 5/1/52		829,565	709,335
4.500%, 3/1/53		51,506	49,927
5.000%, 4/1/53		656,793	651,298
4.500%, 5/1/53		398,341	386,928
5.000%, 5/1/53		462,550	458,680
5.000%, 6/1/53		396,277	392,961
4.500%, 1/1/54		1,611,144	1,558,747
5.500%, 3/1/54		166,739	167,736
FNMA/FHLMC UMBS, 30 Year, Single Family
2.000%, 4/25/56 TBA		2,016,728	1,622,993
3.000%, 4/25/56 TBA		221,482	194,818
4.000%, 4/25/56 TBA		11,277,000	10,632,097
5.000%, 4/25/56 TBA		10,200,000	10,055,766
5.500%, 4/25/56 TBA		1,359,310	1,365,151
6.000%, 4/25/56 TBA		371,702	378,758
6.000%, 5/25/56 TBA		1,100,000	1,119,508
3.000%, 6/25/56 TBA		12,800,000	11,243,500
3.500%, 6/25/56 TBA		9,100,000	8,326,144
4.500%, 6/25/56 TBA		100,000	96,305
5.500%, 6/25/56 TBA		10,500,000	10,518,047
GNMA
5.375%, 7/20/27(l)		83	84
3.000%, 5/15/43		101,241	93,054
3.000%, 7/15/45		80,054	72,578
3.000%, 5/20/46		99,585	90,279
3.500%, 10/15/49		67,530	62,574
3.500%, 1/15/50		14,263	13,212
3.500%, 2/15/50		125,160	115,935
5.500%, 4/20/53		490,271	497,890
3.500%, 2/20/56		999,901	916,983
2.500%, 4/15/56 TBA		1,767,655	1,518,941
3.500%, 4/15/56 TBA		200,000	183,359
4.500%, 4/15/56 TBA		1,002,723	967,706
5.000%, 4/15/56 TBA		1,875,000	1,855,664
5.500%, 4/15/56 TBA		496,000	498,790
6.000%, 4/15/56 TBA		2,969,544	3,018,495

Total Mortgage-Backed Securities			86,283,998

Municipal Bonds (0.2%)
Louisiana Local Government Environmental Facilities & Community Development Authority Systems, Series 2023
5.198%, 12/1/39		500,000	508,392

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Sales Tax Securitization Corp.
3.007%, 1/1/33	$800,000	$725,549
State Board of Administration Finance Corp.
1.705%, 7/1/27	288,000	280,137
Texas Natural Gas Securitization Finance Corp., Revenue Bonds, Series 2023
5.169%, 4/1/41	400,000	405,113
University of California
3.071%, 5/15/51	335,000	223,710

Total Municipal Bonds		2,142,901

U.S. Government Agency Securities (41.7%)
FFCB
4.375%, 6/23/26	20,000,000	20,027,334
4.375%, 7/6/26	10,000,000	10,016,671
4.625%, 7/17/26	3,010,000	3,017,613
4.500%, 5/20/27	30,063,000	30,299,145
4.750%, 4/30/29	5,957,000	6,112,511
FHLB
4.625%, 11/17/26	500,000	502,570
4.125%, 1/15/27	12,530,000	12,562,778
3.500%, 10/4/27	25,510,000	25,375,527
4.000%, 6/30/28	615,000	616,902
3.250%, 11/16/28	12,910,000	12,724,751
4.750%, 12/8/28	25,290,000	25,851,473
FHLMC
0.800%, 10/28/26	3,000,000	2,948,454
6.750%, 9/15/29	39,000,000	42,614,964
6.750%, 3/15/31	2,510,000	2,819,950
6.250%, 7/15/32	47,700,000	53,262,588
FNMA
1.875%, 9/24/26	25,816,000	25,582,505
6.250%, 5/15/29	25,664,000	27,449,408
7.250%, 5/15/30	10,000,000	11,284,749
0.875%, 8/5/30	30,000,000	26,362,248
6.625%, 11/15/30	14,000,000	15,562,014
Tennessee Valley Authority
3.875%, 3/15/28	20,000,000	20,009,032
7.125%, 5/1/30	13,000,000	14,540,719
1.500%, 9/15/31	6,700,000	5,860,138
Series B
4.700%, 7/15/33	7,658,000	7,868,572

Total U.S. Government Agency Securities		403,272,616

U.S. Treasury Obligations (37.0%)
U.S. Treasury Bonds
4.250%, 5/15/39	200,000	194,031
4.375%, 11/15/39	200,000	195,094
4.625%, 2/15/40	200,000	199,906
1.375%, 11/15/40	7,700,000	4,967,703
1.875%, 2/15/41	2,100,000	1,456,592
1.750%, 8/15/41	463,600	310,389
3.750%, 8/15/41	94,000	83,953
2.000%, 11/15/41	422,500	292,680
2.375%, 2/15/42	238,900	174,402
3.000%, 5/15/42	1,010,500	806,452
3.250%, 5/15/42	2,570,500	2,122,987
3.375%, 8/15/42	1,775,000	1,485,575
4.000%, 11/15/42	1,220,400	1,106,369
3.875%, 2/15/43	274,500	244,289
3.875%, 5/15/43	700,000	621,572
3.625%, 8/15/43	363,600	310,989
4.375%, 8/15/43	2,669,100	2,523,977
3.750%, 11/15/43	421,000	365,531
4.750%, 11/15/43	1,008,700	998,348
3.625%, 2/15/44	1,055,000	897,838
4.500%, 2/15/44	94,500	90,513
3.375%, 5/15/44	500,000	409,307
4.625%, 5/15/44	991,200	963,110
3.125%, 8/15/44	3,877,600	3,045,142
3.000%, 11/15/44	483,700	371,068
2.875%, 8/15/45	2,700,000	2,008,144
4.875%, 8/15/45(z)	2,208,000	2,205,240
3.000%, 5/15/47	1,800,000	1,339,888
2.750%, 8/15/47	100,000	70,875
3.000%, 2/15/48	800,000	591,125
3.000%, 8/15/48	200,000	146,962
3.375%, 11/15/48	400,000	313,980
3.000%, 2/15/49	300,000	219,485
2.875%, 5/15/49	200,000	142,444
2.250%, 8/15/49	2,000,000	1,246,226
2.375%, 11/15/49	400,000	255,387
2.000%, 2/15/50	1,100,000	641,810
1.375%, 8/15/50	300,000	146,999
1.625%, 11/15/50	1,300,000	680,063
1.875%, 2/15/51	3,191,500	1,776,584
2.375%, 5/15/51	1,230,000	771,249
2.000%, 8/15/51	1,865,700	1,065,223
1.875%, 11/15/51	625,000	344,335
2.875%, 5/15/52	571,800	397,531
3.625%, 5/15/53	291,200	234,050
4.125%, 8/15/53	558,200	490,783
4.250%, 2/15/54	804,100	722,111
4.500%, 11/15/54	214,100	200,587
4.750%, 8/15/55	25,000	24,426
4.625%, 11/15/55	1,975,000	1,891,680
U.S. Treasury Inflation Linked Bonds
0.750%, 2/15/45 TIPS	552,488	397,005
1.000%, 2/15/46 TIPS	137,269	101,944
0.875%, 2/15/47 TIPS	134,740	95,658
1.000%, 2/15/49 TIPS	129,255	91,616
0.250%, 2/15/50 TIPS	379,530	215,347
0.125%, 2/15/51 TIPS	1,249,280	665,145
0.125%, 2/15/52 TIPS	233,680	121,556
1.500%, 2/15/53 TIPS	218,838	168,198
2.125%, 2/15/54 TIPS	264,945	234,034
2.375%, 2/15/55 TIPS	206,150	191,986
U.S. Treasury Inflation Linked Notes
1.250%, 4/15/28 TIPS	8,458,008	8,487,643
U.S. Treasury Notes
3.875%, 11/30/27	1,767,800	1,768,678
3.875%, 12/31/27	1,473,800	1,474,680
4.625%, 9/30/28	3,202,000	3,262,779
4.875%, 10/31/28	3,557,600	3,647,964
4.375%, 11/30/28	465,400	471,792
3.750%, 12/31/28	32,923,300	32,853,707
4.000%, 1/31/29	7,988,300	8,023,530
4.250%, 2/28/29	44,703,900	45,214,298
4.625%, 4/30/29	1,323,000	1,352,794
4.500%, 5/31/29	6,357,400	6,480,089
4.250%, 6/30/29	777,800	787,365
2.625%, 7/31/29	9,142,800	8,792,102
4.000%, 7/31/29	6,959,300	6,991,377
1.625%, 8/15/29	8,100,700	7,538,058
4.000%, 10/31/29	5,301,100	5,322,153
0.625%, 5/15/30	5,942,200	5,204,979
4.000%, 5/31/30(w)(z)	6,800,000	6,824,381

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
3.875%, 8/31/32(w)		$360,000	$355,676
4.000%, 1/31/33		11,862,000	11,777,497
3.375%, 5/15/33		60,222,600	57,386,790
4.500%, 11/15/33		25,539,800	26,078,531
4.000%, 2/15/34		23,190,300	22,885,927
4.375%, 5/15/34		12,279,800	12,416,655
3.875%, 8/15/34		3,990,900	3,891,128
4.250%, 11/15/34		7,003,400	7,004,494
4.625%, 2/15/35		5,965,000	6,124,378
4.250%, 5/15/35		1,166,900	1,164,785
4.000%, 11/15/35(z)		9,850,000	9,614,524
U.S. Treasury STRIPS Bonds
0.000%, 8/15/40 STRIPS		300,000	148,916
0.000%, 5/15/41 STRIPS		100,000	47,427
0.000%, 8/15/41 STRIPS		200,000	93,416

Total U.S. Treasury Obligations			357,936,006

Total Long-Term Debt Securities (105.8%) (Cost $1,039,846,772)			1,023,942,803

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (0.0%)†
Federative Republic of Brazil
0.00%, 10/1/26(p)	BRL	1,900,000	343,546

	Number of Shares		Value (Note 1)
Investment Companies (0.1%)
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)		850,982	850,982

	Principal Amount		Value (Note 1)
U.S. Treasury Obligations (1.0%)
U.S. Treasury Bills
3.20%, 4/9/26(p)		$9,604,600	9,596,911

Total Short-Term Investments (1.1%) (Cost $10,788,716)			10,791,439

Total Investments in Securities (106.9%) (Cost $1,050,635,488)			1,034,734,242
Other Assets Less Liabilities (-6.9%)			(66,521,297)

Net Assets (100%)			$968,212,945

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, the market value of these securities amounted to $77,997,375 or 8.1% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2026. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2026.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2026.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the market value or fair value, as applicable, of these securities amounted to $4,727,705 or 0.5% of net assets.

(p)	Yield to maturity.

(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $753,096.

(x)	All or a portion of security is on loan at March 31, 2026.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2026.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

(xx)	At March 31, 2026, the Portfolio had loaned securities with a total value of $836,058. This was collateralized by cash of $850,982 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Glossary:

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

DKK — Denmark Krone

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

JPY — Japanese Yen

KRW — Korean (South) Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

OAT — Obligations Assimilables du Trésor

PEN — Peruvian Sol

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

TWD — New Taiwan Dollar

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	73	6/2026	AUD	5,427,165	(24,897)
Canada 10 Year Bond	2	6/2026	CAD	172,540	(3,550)
Euro-Bund	4	6/2026	EUR	579,728	(14,296)
Euro-OAT	21	6/2026	EUR	2,880,945	(79,822)
Long Gilt	17	6/2026	GBP	1,975,380	(105,145)
U.S. Treasury 5 Year Note	261	6/2026	USD	28,234,899	(273,871)
U.S. Treasury 10 Year Note	82	6/2026	USD	9,105,844	(173,330)
U.S. Treasury Ultra Bond	25	6/2026	USD	2,914,062	(98,086)

					(772,997)

Short Contracts
Euro-BTP	(4)	6/2026	EUR	(537,609)	18,370
U.S. Treasury 2 Year Note	(41)	6/2026	USD	(8,505,258)	39,879
U.S. Treasury 10 Year Ultra Note	(97)	6/2026	USD	(11,011,016)	251,548
U.S. Treasury Long Bond	(44)	6/2026	USD	(5,010,500)	136,408
U.S. Treasury Ultra Bond	(13)	6/2026	USD	(1,515,313)	50,791

					496,996

					(276,001)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL	6,594,451	USD	1,262,559	Bank of America**	4/2/2026	10,537
USD	942,038	AUD	1,330,000	Barclays Bank plc	4/2/2026	24,404
USD	106,494	AUD	152,000	JPMorgan Chase Bank	4/2/2026	1,622
USD	653,288	CAD	893,152	Bank of America	4/2/2026	11,240
USD	249,259	EUR	214,000	Bank of America	4/2/2026	1,908
USD	3,684,177	EUR	3,113,279	Barclays Bank plc	4/2/2026	85,693
USD	226,210	EUR	195,000	Deutsche Bank AG	4/2/2026	819
USD	450,612	GBP	336,000	Bank of America	4/2/2026	5,883
USD	2,619,914	GBP	1,937,114	Barclays Bank plc	4/2/2026	55,950
USD	44,150	GBP	33,000	JPMorgan Chase Bank	4/2/2026	472
USD	388,357	JPY	60,388,056	Bank of America	4/2/2026	7,852
USD	134,556	DKK	855,000	Barclays Bank plc	4/7/2026	2,271
USD	299,340	MYR	1,175,658	Goldman Sachs Bank USA**	4/15/2026	8,864
USD	54,218	AUD	78,195	JPMorgan Chase Bank	4/22/2026	281
USD	644,782	CAD	892,946	Barclays Bank plc	5/4/2026	1,978
USD	3,053,910	GBP	2,306,114	JPMorgan Chase Bank	5/5/2026	1,689
BRL	4,880,323	USD	906,306	Goldman Sachs Bank USA**	6/2/2026	23,304
USD	1,031,792	PEN	3,475,591	Goldman Sachs Bank USA**	6/17/2026	37,121

Total unrealized appreciation						281,888

CAD	894,184	USD	644,782	Barclays Bank plc	4/2/2026	(1,993)
USD	1,224,997	BRL	6,616,112	Goldman Sachs Bank USA**	4/2/2026	(52,282)
KRW	458,116,523	USD	310,978	Bank of America**	4/15/2026	(11,765)
MXN	16,135,468	USD	901,101	JPMorgan Chase Bank	4/20/2026	(2,190)
USD	1,016,259	AUD	1,482,000	Deutsche Bank AG	5/4/2026	(5,831)
USD	131,133	DKK	850,040	JPMorgan Chase Bank	5/4/2026	(588)
USD	4,054,418	EUR	3,522,279	Bank of America	5/4/2026	(23,367)
USD	378,205	JPY	60,160,943	Bank of America	5/7/2026	(2,136)
USD	289,975	TWD	9,229,330	Deutsche Bank AG**	6/17/2026	(233)
USD	347,667	BRL	1,900,000	Bank of America**	10/2/2026	(3,761)

Total unrealized depreciation						(104,146)

Net unrealized appreciation						177,742

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$18,989,466	$—	$18,989,466
Collateralized Mortgage Obligations	—	17,670,900	—	17,670,900
Commercial Mortgage-Backed Securities	—	7,848,119	—	7,848,119
Corporate Bonds
Communication Services	—	4,135,708	—	4,135,708
Consumer Discretionary	—	9,769,862	—	9,769,862
Consumer Staples	—	4,205,141	—	4,205,141
Energy	—	8,626,689	—	8,626,689
Financials	—	53,937,394	—	53,937,394
Health Care	—	3,315,740	—	3,315,740
Industrials	—	8,038,861	—	8,038,861
Information Technology	—	6,766,516	—	6,766,516
Materials	—	1,752,211	—	1,752,211
Real Estate	—	4,028,376	—	4,028,376
Utilities	—	13,054,333	—	13,054,333
Foreign Government Securities	—	12,167,966	—	12,167,966
Forward Currency Contracts	—	281,888	—	281,888
Futures	496,996	—	—	496,996
Mortgage-Backed Securities	—	86,283,998	—	86,283,998
Municipal Bonds	—	2,142,901	—	2,142,901
Short-Term Investments
Foreign Government Treasury Bills	—	343,546	—	343,546
Investment Companies	850,982	—	—	850,982
U.S. Treasury Obligations	—	9,596,911	—	9,596,911
U.S. Government Agency Securities	—	403,272,616	—	403,272,616
U.S. Treasury Obligations	—	357,936,006	—	357,936,006

Total Assets	$1,347,978	$1,034,165,148	$—	$1,035,513,126

Liabilities:
Forward Currency Contracts	$—	$(104,146)	$—	$(104,146)
Futures	(772,997)	—	—	(772,997)

Total Liabilities	$(772,997)	$(104,146)	$—	$(877,143)

Total	$574,981	$1,034,061,002	$—	$1,034,635,983

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,346,059
Aggregate gross unrealized depreciation	(24,516,877)

Net unrealized depreciation	$(22,170,818)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,056,806,801

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.6%)
Diversified Telecommunication Services (0.5%)
Anterix, Inc.*	8,800	$336,072
ATN International, Inc.	9,130	248,519
Bandwidth, Inc., Class A*	19,880	354,261
Cogent Communications Holdings, Inc.	23,425	441,327
Globalstar, Inc.*	26,680	1,772,086
IDT Corp., Class B	10,100	495,910
Liberty Latin America Ltd., Class A*	27,400	236,736
Liberty Latin America Ltd., Class C(x)*	56,199	495,675
Lumen Technologies, Inc.*	473,740	3,292,493
Shenandoah Telecommunications Co.	26,948	415,538
Uniti Group, Inc.	76,839	720,750

		8,809,367

Entertainment (0.6%)
AMC Entertainment Holdings, Inc., Class A(x)*	243,160	238,297
Atlanta Braves Holdings, Inc., Class A*	7,620	359,283
Atlanta Braves Holdings, Inc., Class C*	28,170	1,202,859
Cinemark Holdings, Inc.	62,100	1,771,092
IMAX Corp.*	27,100	1,030,071
Lionsgate Studios Corp.*	93,836	899,887
Madison Square Garden Entertainment Corp., Class A*	23,096	1,360,585
Marcus Corp. (The)	15,640	268,539
Meridian Holdings, Inc.*	415	2,996
Playstudios, Inc.*	26,630	12,495
Reservoir Media, Inc.*	7,050	69,020
Sphere Entertainment Co.*	14,716	1,727,658
Starz Entertainment Corp.	6,255	71,933
Vivid Seats, Inc., Class A(x)*	1,675	9,899

		9,024,614

Interactive Media & Services (0.4%)
Angi, Inc., Class A*	24,200	165,770
Arena Group Holdings, Inc. (The)(x)*	2,500	5,425
Bumble, Inc., Class A*	52,880	172,389
Cargurus, Inc., Class A*	41,800	1,423,290
Cars.com, Inc.*	41,400	336,168
EverQuote, Inc., Class A*	15,130	233,305
fuboTV, Inc., Class A(x)*	5,803	54,896
Getty Images Holdings, Inc.(x)*	31,440	24,944
Grindr, Inc.*	15,230	184,131
MediaAlpha, Inc., Class A*	17,270	160,611
Nextdoor Holdings, Inc.*	82,810	115,934
QuinStreet, Inc.*	27,250	327,272
Rumble, Inc.*	44,000	224,400
Shutterstock, Inc.	18,170	301,804
Teads Holding Co.*	19,040	12,540
Travelzoo(x)*	1,000	5,920
TripAdvisor, Inc.*	65,000	692,900
Webtoon Entertainment, Inc.*	5,300	48,707
Yelp, Inc., Class A*	36,620	905,979
Ziff Davis, Inc.*	17,918	751,839
ZipRecruiter, Inc., Class A*	52,000	95,680

		6,243,904

Media (0.9%)
Advantage Solutions, Inc.(x)*	2,638	55,767
AMC Networks, Inc., Class A*	27,330	185,571
Boston Omaha Corp., Class A(x)*	12,940	151,139
Cable One, Inc.*	3,170	289,136
EchoStar Corp., Class A(x)*	72,665	8,506,892
Emerald Holding, Inc.	8,150	36,756
Entravision Communications Corp., Class A	60,360	179,269
EW Scripps Co. (The), Class A*	56,722	211,006
Gambling.com Group Ltd.*	14,130	54,824
Gray Media, Inc.	27,400	118,916
Ibotta, Inc., Class A*	4,880	146,254
iHeartMedia, Inc., Class A*	93,120	271,910
John Wiley & Sons, Inc., Class A	23,040	877,824
Magnite, Inc.*	76,483	908,618
National CineMedia, Inc.	9,640	29,402
Newsmax, Inc., Class B*	17,700	92,394
Optimum Communications, Inc., Class A*	146,100	189,930
PubMatic, Inc., Class A*	21,000	171,780
Scholastic Corp.	12,060	471,064
Sinclair, Inc.	25,390	328,547
Stagwell, Inc., Class A*	57,810	363,625
TechTarget, Inc.*	20,700	80,316
Thryv Holdings, Inc.*	16,580	45,429
USA TODAY Co., Inc.*	108,089	762,027

		14,528,396

Wireless Telecommunication Services (0.2%)
Gogo, Inc.*	38,300	153,966
Spok Holdings, Inc.	13,520	147,368
Telephone and Data Systems, Inc.	52,500	2,210,250

		2,511,584

Total Communication Services		41,117,865

Consumer Discretionary (8.4%)
Automobile Components (1.1%)
Adient plc*	49,900	1,008,479
Cooper-Standard Holdings, Inc.*	7,650	213,205
Dana, Inc.	58,255	1,960,281
Dauch Corp.*	122,835	728,411
Dorman Products, Inc.*	15,510	1,618,624
Fox Factory Holding Corp.*	22,600	371,996
Garrett Motion, Inc.	86,660	1,574,612
Gentherm, Inc.*	16,900	469,482
Goodyear Tire & Rubber Co. (The)*	164,623	1,091,450
Holley, Inc.*	41,660	127,896
LCI Industries	13,470	1,656,541
Motorcar Parts of America, Inc.*	3,430	37,936
Patrick Industries, Inc.	16,957	1,883,414
Phinia, Inc.	20,150	1,379,066
Solid Power, Inc.*	125,460	376,380
Standard Motor Products, Inc.	12,900	448,146
Strattec Security Corp.*	1,170	91,658
Visteon Corp.	16,100	1,466,871
XPEL, Inc.(m)*	12,080	534,661

		17,039,109

Automobiles (0.0%)†
Livewire Group, Inc.(x)*	52,850	87,731
Winnebago Industries, Inc.	14,656	454,189

		541,920

Broadline Retail (0.1%)
Groupon, Inc.*	13,940	165,886
Kohl’s Corp.	61,000	786,900
Savers Value Village, Inc.*	26,260	195,374

		1,148,160

Distributors (0.1%)
GigaCloud Technology, Inc., Class A*	13,180	598,108
Gold.com, Inc.	13,010	521,441
Weyco Group, Inc.	1,070	34,294

		1,153,843

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Consumer Services (1.2%)
American Public Education, Inc.*	9,760	$555,149
Carriage Services, Inc., Class A	8,530	389,480
Coursera, Inc.*	70,150	408,273
Covista, Inc.*	17,740	2,044,535
Driven Brands Holdings, Inc.*	33,650	424,327
European Wax Center, Inc., Class A*	34,370	198,659
Frontdoor, Inc.*	36,200	1,913,532
Graham Holdings Co., Class B	1,730	1,829,060
KinderCare Learning Cos., Inc.*	19,500	42,900
Laureate Education, Inc.*	70,400	2,452,736
Lincoln Educational Services Corp.*	16,540	672,847
Matthews International Corp., Class A	18,459	476,611
Mister Car Wash, Inc.*	52,590	366,552
Nerdy, Inc.(x)*	82,470	67,312
OneSpaWorld Holdings Ltd.	56,420	1,294,839
Perdoceo Education Corp.	38,800	1,443,748
Strategic Education, Inc.	12,764	1,058,901
Stride, Inc.*	23,284	2,052,950
Udemy, Inc.*	36,000	166,320
Universal Technical Institute, Inc.*	25,350	915,135
Zspace, Inc.*	1,900	216

		18,774,082

Hotels, Restaurants & Leisure (1.6%)
Accel Entertainment, Inc., Class A*	22,190	242,093
Bally’s Corp.(x)*	3,000	28,920
Biglari Holdings, Inc., Class B*	931	306,848
BJ’s Restaurants, Inc.*	12,134	425,904
Bloomin’ Brands, Inc.	46,890	253,206
Brightstar Lottery plc	51,310	653,689
Brinker International, Inc.*	24,210	3,456,462
Cheesecake Factory, Inc. (The)	25,821	1,413,700
Cracker Barrel Old Country Store, Inc.(x)	13,801	387,946
Dave & Buster’s Entertainment, Inc.*	410	4,440
Dine Brands Global, Inc.	6,351	166,650
El Pollo Loco Holdings, Inc.*	20,130	279,002
First Watch Restaurant Group, Inc.*	29,950	313,876
Genius Sports Ltd.*	123,800	548,434
Global Business Travel Group I*	70,480	393,278
Golden Entertainment, Inc.	10,620	283,448
Hilton Grand Vacations, Inc.*	34,200	1,337,904
Inspired Entertainment, Inc.*	7,190	51,265
Jack in the Box, Inc.(x)*	10,549	102,009
Krispy Kreme, Inc.	43,321	146,858
Kura Sushi USA, Inc., Class A(x)*	3,560	248,452
Life Time Group Holdings, Inc.*	82,450	2,221,203
Lindblad Expeditions Holdings, Inc.*	22,420	387,866
Marriott Vacations Worldwide Corp.	13,500	879,120
Monarch Casino & Resort, Inc.	6,700	640,520
Nathan’s Famous, Inc.	880	88,642
Papa John’s International, Inc.	18,742	607,428
Portillo’s, Inc., Class A*	22,690	120,030
Pursuit Attractions and Hospitality, Inc.*	9,504	348,132
RCI Hospitality Holdings, Inc.	4,740	108,120
Red Rock Resorts, Inc., Class A	27,200	1,451,392
Rush Street Interactive, Inc.*	49,620	1,079,235
Sabre Corp.*	188,520	273,354
Serve Robotics, Inc.(x)*	34,100	287,804
Shake Shack, Inc., Class A*	21,700	1,919,799
Six Flags Entertainment Corp.*	51,637	916,557
Super Group SGHC Ltd.	84,680	914,544
Sweetgreen, Inc., Class A*	52,321	271,546
Target Hospitality Corp.*	23,200	215,296
United Parks & Resorts, Inc.*	20,800	679,328
Xponential Fitness, Inc., Class A*	29,470	177,409

		24,631,709

Household Durables (1.5%)
Bassett Furniture Industries, Inc.	1,400	19,810
Beazer Homes USA, Inc.*	12,030	231,457
Cavco Industries, Inc.*	4,330	2,096,976
Century Communities, Inc.	15,100	866,438
Champion Homes, Inc.*	30,800	2,290,596
Cricut, Inc., Class A	35,770	133,780
Dream Finders Homes, Inc., Class A*	9,360	130,291
Ethan Allen Interiors, Inc.	6,654	148,118
Flexsteel Industries, Inc.	1,430	64,264
Green Brick Partners, Inc.*	17,660	1,138,187
Hamilton Beach Brands Holding Co., Class A	2,240	42,448
Helen of Troy Ltd.*	4,098	59,093
Hovnanian Enterprises, Inc., Class A*	2,140	237,347
Installed Building Products, Inc.	12,100	3,208,315
KB Home	34,230	1,771,403
La-Z-Boy, Inc.	21,459	689,692
Legacy Housing Corp.*	7,690	157,107
Leggett & Platt, Inc.	74,500	736,060
LGI Homes, Inc.*	13,000	513,890
Lovesac Co. (The)*	10,810	159,664
M/I Homes, Inc.*	14,550	1,781,647
Meritage Homes Corp.	34,118	2,109,857
Sonos, Inc.*	65,753	881,090
Taylor Morrison Home Corp., Class A*	51,720	3,012,173
Traeger, Inc.*	692	20,068
Tri Pointe Homes, Inc.*	44,661	2,087,009

		24,586,780

Leisure Products (0.4%)
Acushnet Holdings Corp.	15,600	1,458,288
American Outdoor Brands, Inc.*	600	5,604
Callaway Golf Co.*	70,953	984,828
Clarus Corp.	28,454	77,395
Escalade, Inc.	1,170	20,089
Funko, Inc., Class A*	28,710	90,436
JAKKS Pacific, Inc.	6,890	137,249
Johnson Outdoors, Inc., Class A	5,110	237,666
Latham Group, Inc.*	37,290	200,247
Malibu Boats, Inc., Class A*	9,600	248,832
Marine Products Corp.	5,930	43,111
MasterCraft Boat Holdings, Inc.*	9,930	203,664
Peloton Interactive, Inc., Class A*	216,020	926,726
Polaris, Inc.	29,800	1,624,100
Smith & Wesson Brands, Inc.	22,035	315,762
Sturm Ruger & Co., Inc.	8,800	352,792

		6,926,789

Specialty Retail (1.9%)
1-800-Flowers.com, Inc., Class A(x)*	16,270	49,461
Abercrombie & Fitch Co., Class A*	25,450	2,325,367
Academy Sports & Outdoors, Inc.	33,600	1,896,720
Advance Auto Parts, Inc.(x)	33,500	1,767,125
American Eagle Outfitters, Inc.	86,040	1,436,868
America’s Car-Mart, Inc.*	3,340	42,518
Arhaus, Inc., Class A	28,770	195,061
Arko Corp.	41,750	232,130
Asbury Automotive Group, Inc.*	10,932	2,136,222
BARK, Inc.(x)*	21,290	10,786
Bed Bath & Beyond, Inc.*	23,300	108,112
Boot Barn Holdings, Inc.*	17,220	2,520,319
Buckle, Inc. (The)	16,339	822,832

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Build-A-Bear Workshop, Inc.	1,930	$72,279
Caleres, Inc.	6,163	64,958
Camping World Holdings, Inc., Class A	30,790	210,296
Citi Trends, Inc.*	1,580	68,446
Designer Brands, Inc., Class A	23,750	135,138
EVgo, Inc., Class A*	5,860	10,079
Genesco, Inc.*	9,167	265,751
Group 1 Automotive, Inc.	6,407	2,118,346
Haverty Furniture Cos., Inc.	7,570	160,333
J Jill, Inc.	7,840	89,846
Lands’ End, Inc.*	8,260	92,842
MarineMax, Inc.*	8,300	224,598
Monro, Inc.	17,704	283,972
National Vision Holdings, Inc.*	44,892	1,162,703
OneWater Marine, Inc., Class A*	3,170	29,957
Outdoor Holding Co.*	31,590	63,496
Petco Health & Wellness Co., Inc., Class A*	54,130	150,481
RealReal, Inc. (The)*	54,980	499,218
Revolve Group, Inc., Class A*	18,600	420,546
Sally Beauty Holdings, Inc.*	68,800	952,880
Shoe Carnival, Inc.	7,100	110,689
Signet Jewelers Ltd.	23,370	1,978,037
Sleep Number Corp.*	16,770	30,102
Sonic Automotive, Inc., Class A	7,845	537,932
Stitch Fix, Inc., Class A*	74,480	246,529
ThredUp, Inc., Class A*	50,840	166,755
Torrid Holdings, Inc.*	13,490	24,012
Upbound Group, Inc.	34,203	617,364
Urban Outfitters, Inc.*	33,560	2,126,026
Victoria’s Secret & Co.*	37,770	1,751,017
Warby Parker, Inc., Class A*	54,890	1,156,532
Winmark Corp.	1,500	641,325
Zumiez, Inc.*	7,820	173,291

		30,179,297

Textiles, Apparel & Luxury Goods (0.5%)
Capri Holdings Ltd.*	65,000	1,145,300
Carter’s, Inc.	19,900	711,624
Ermenegildo Zegna NV(x)	34,500	359,490
Figs, Inc., Class A*	48,200	711,914
G-III Apparel Group Ltd.	24,300	673,110
Kontoor Brands, Inc.	29,940	2,104,483
Lakeland Industries, Inc.	5,800	47,502
Movado Group, Inc.	9,850	240,537
Oxford Industries, Inc.	1,900	73,169
Rocky Brands, Inc.	2,170	84,022
Steven Madden Ltd.	39,530	1,340,857
Superior Group of Cos., Inc.	3,030	30,785
Wolverine World Wide, Inc.	45,080	735,706

		8,258,499

Total Consumer Discretionary		133,240,188

Consumer Staples (1.8%)
Beverages (0.1%)
MGP Ingredients, Inc.	11,270	207,255
National Beverage Corp.*	10,840	364,766
Vita Coco Co., Inc. (The)*	25,990	1,245,181
Zevia PBC, Class A*	28,820	33,720

		1,850,922

Consumer Staples Distribution & Retail (0.5%)
Andersons, Inc. (The)	16,309	1,170,660
Chefs’ Warehouse, Inc. (The)*	18,830	1,119,443
Grocery Outlet Holding Corp.*	52,900	372,945
HF Foods Group, Inc.*	22,420	41,477
Ingles Markets, Inc., Class A	7,600	683,164
Natural Grocers by Vitamin Cottage, Inc.	10,850	280,473
PriceSmart, Inc.	13,622	2,050,111
United Natural Foods, Inc.*	31,888	1,436,873
Village Super Market, Inc., Class A	7,010	296,032
Weis Markets, Inc.	8,451	577,964

		8,029,142

Food Products (0.6%)
Alico, Inc.	4,020	165,865
B&G Foods, Inc.(x)	41,590	200,048
Beyond Meat, Inc.(x)*	37,910	26,598
BRC, Inc., Class A*	59,650	46,300
Calavo Growers, Inc.	8,040	207,352
Cal-Maine Foods, Inc.	21,764	1,722,621
Dole plc	38,210	546,021
Forafric Global plc(x)*	880	8,492
Fresh Del Monte Produce, Inc.	18,604	748,997
Hain Celestial Group, Inc. (The)*	100,190	69,913
J & J Snack Foods Corp.	8,703	689,887
John B Sanfilippo & Son, Inc.	4,740	376,024
Lifeway Foods, Inc.*	4,110	79,487
Limoneira Co.	3,350	44,957
Mama’s Creations, Inc.*	16,950	260,013
Marzetti Co. (The)	10,837	1,499,082
Mission Produce, Inc.(x)*	19,870	273,411
Seneca Foods Corp., Class A*	4,460	673,995
Simply Good Foods Co. (The)*	52,430	752,371
SunOpta, Inc.*	75,190	487,231
Tootsie Roll Industries, Inc.	10,094	431,216
Utz Brands, Inc.	21,220	168,062
Vital Farms, Inc.*	17,910	252,889
Westrock Coffee Co.*	11,040	46,920

		9,777,752

Household Products (0.3%)
Central Garden & Pet Co.*	4,470	164,362
Central Garden & Pet Co., Class A*	31,201	1,011,536
Energizer Holdings, Inc.	24,580	403,604
Oil-Dri Corp. of America	3,560	231,720
Spectrum Brands Holdings, Inc.	14,300	1,053,910
WD-40 Co.	7,647	1,559,529

		4,424,661

Personal Care Products (0.2%)
Beauty Health Co. (The)*	59,000	52,510
Edgewell Personal Care Co.	30,300	646,602
FitLife Brands, Inc.(x)*	200	2,840
Herbalife Ltd.*	49,900	734,528
Honest Co., Inc. (The)*	45,320	133,241
Interparfums, Inc.	10,210	927,476
Lifevantage Corp.(x)	1,000	4,320
Medifast, Inc.*	17,500	178,325
Nature’s Sunshine Products, Inc.*	5,260	126,187
Niagen Bioscience, Inc.*	29,150	128,552
Nu Skin Enterprises, Inc., Class A	25,800	187,824
Olaplex Holdings, Inc.*	74,330	150,890
USANA Health Sciences, Inc.*	7,870	137,489
Waldencast plc, Class A*	7,200	6,838

		3,417,622

Tobacco (0.1%)
Ispire Technology, Inc.*	3,030	5,575
Turning Point Brands, Inc.	9,850	854,882
Universal Corp.	14,253	751,133

		1,611,590

Total Consumer Staples		29,111,689

Energy (6.7%)
Energy Equipment & Services (2.6%)
Archrock, Inc.	91,800	3,194,640

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Atlas Energy Solutions, Inc.	38,150	$500,528
Borr Drilling Ltd.*	133,130	768,160
Bristow Group, Inc., Class A	12,686	594,847
Cactus, Inc., Class A	38,270	1,812,850
Core Laboratories, Inc.(x)	25,050	420,590
DMC Global, Inc.*	19,750	102,898
Energy Services of America Corp.	4,700	61,711
Expro Group Holdings NV*	40,549	705,958
Flowco Holdings, Inc., Class A	9,000	185,400
Forum Energy Technologies, Inc.*	5,730	336,122
Helix Energy Solutions Group, Inc.*	79,900	790,211
Helmerich & Payne, Inc.	54,700	1,970,841
Innovex International, Inc.*	21,800	531,702
Kodiak Gas Services, Inc.	46,060	2,686,219
Liberty Energy, Inc., Class A	91,360	2,631,168
Mammoth Energy Services, Inc.*	6,190	15,166
Nabors Industries Ltd.*	7,660	659,220
National Energy Services Reunited Corp.*	33,300	714,951
Natural Gas Services Group, Inc.	2,360	89,066
Noble Corp. plc	67,905	3,332,098
Oceaneering International, Inc.*	55,500	1,968,585
Oil States International, Inc.*	34,500	401,580
Patterson-UTI Energy, Inc.	186,605	2,020,932
ProFrac Holding Corp., Class A*	33,100	205,220
ProPetro Holding Corp.*	45,500	655,655
Ranger Energy Services, Inc., Class A	6,850	117,409
RPC, Inc.	37,300	264,084
SEACOR Marine Holdings, Inc.*	8,440	60,430
Seadrill Ltd.*	31,290	1,423,695
Select Water Solutions, Inc., Class A	51,240	783,972
Solaris Energy Infrastructure, Inc., Class A	24,890	1,406,534
TETRA Technologies, Inc.*	79,550	677,766
Tidewater, Inc.*	27,390	2,288,434
Transocean Ltd.*	506,680	3,359,288
Valaris Ltd.*	35,250	3,455,910

		41,193,840

Oil, Gas & Consumable Fuels (4.1%)
Ardmore Shipping Corp.	13,820	210,755
BKV Corp.*	9,500	270,940
California Resources Corp.	40,022	2,770,323
Calumet, Inc.*	38,500	1,382,150
Centrus Energy Corp., Class A*	9,160	1,590,084
Clean Energy Fuels Corp.*	90,259	223,842
CNX Resources Corp.*	70,450	2,715,847
Comstock Resources, Inc.*	47,600	1,003,408
Core Natural Resources, Inc.	26,874	2,814,514
Crescent Energy Co., Class A	138,375	1,868,063
CVR Energy, Inc.*	19,190	645,743
Delek US Holdings, Inc.	33,827	1,524,583
DHT Holdings, Inc.	75,800	1,384,866
Diversified Energy Co.	26,390	460,242
Dorian LPG Ltd.	21,738	743,440
Empire Petroleum Corp.*	4,443	13,151
Encore Energy Corp.*	87,390	157,302
Energy Fuels, Inc.*	124,600	2,273,950
Epsilon Energy Ltd.	5,800	35,728
Evolution Petroleum Corp.	14,740	67,509
Excelerate Energy, Inc., Class A	11,010	367,954
FLEX LNG Ltd.	14,400	427,824
FutureFuel Corp.	41,290	158,966
Golar LNG Ltd.	55,400	2,997,694
Granite Ridge Resources, Inc.	28,290	166,062
Green Plains, Inc.*	35,780	588,581
Gulfport Energy Corp.*	8,480	1,794,114
HighPeak Energy, Inc.	26,350	181,815
Infinity Natural Resources, Inc., Class A*	4,800	84,528
International Seaways, Inc.	22,684	1,653,210
Jura Energy Corp.*	690	17
Kinetik Holdings, Inc., Class A(x)	24,760	1,198,632
Kolibri Global Energy, Inc.*	5,500	30,195
Kosmos Energy Ltd.*	262,740	730,417
Magnolia Oil & Gas Corp., Class A	93,880	2,963,792
Murphy Oil Corp.	69,800	2,879,250
NACCO Industries, Inc., Class A	2,040	106,019
Navigator Holdings Ltd.	4,300	83,119
New Fortress Energy, Inc.*	105,400	62,186
NextDecade Corp.*	94,230	721,802
NextNRG, Inc.(x)*	3,500	1,400
Nordic American Tankers Ltd.(x)	131,701	771,768
Northern Oil & Gas, Inc.(x)	55,710	1,628,403
OPAL Fuels, Inc., Class A*	5,100	12,852
Par Pacific Holdings, Inc.*	29,560	1,851,638
PBF Energy, Inc., Class A	44,950	2,140,519
Peabody Energy Corp.	63,480	2,091,666
Prairie Operating Co.*	29,600	60,088
PrimeEnergy Resources Corp.*	1,120	260,792
REX American Resources Corp.*	19,800	902,286
Riley Exploration Permian, Inc.	7,320	266,814
Sable Offshore Corp.*	66,940	1,105,849
SandRidge Energy, Inc.	17,900	291,949
Scorpio Tankers, Inc.	25,930	1,935,934
SFL Corp. Ltd.	61,865	667,523
SM Energy Co.	135,745	4,232,529
Talos Energy, Inc.*	74,430	1,173,017
Teekay Corp. Ltd.	27,180	331,868
Teekay Tankers Ltd., Class A	12,850	942,162
Uranium Energy Corp.(x)*	260,380	3,515,130
VAALCO Energy, Inc.	72,790	461,489
Verde Clean Fuels, Inc.*	460	777
Vitesse Energy, Inc.(x)	13,700	248,792
W&T Offshore, Inc.	50,344	171,673
World Kinect Corp.	27,840	642,269

		65,061,804

Total Energy		106,255,644

Financials (17.0%)
Banks (9.7%)
1st Source Corp.	13,442	930,321
ACNB Corp.	3,470	166,109
Amalgamated Financial Corp.	13,690	532,130
Amerant Bancorp, Inc., Class A	20,310	447,632
Ameris Bancorp	37,094	2,892,961
Ames National Corp.	1,700	47,974
Arrow Financial Corp.	10,431	350,169
Associated Banc-Corp.	92,210	2,384,551
Atlantic Union Bankshares Corp.	79,697	2,848,371
Axos Financial, Inc.*	29,070	2,473,566
Banc of California, Inc.	73,407	1,290,495
BancFirst Corp.	11,170	1,211,945
Bancorp, Inc. (The)*	24,390	1,310,475
Bank First Corp.	4,990	673,949
Bank of Hawaii Corp.	20,960	1,556,280
Bank of Marin Bancorp	13,370	342,673
Bank of NT Butterfield & Son Ltd. (The)	22,970	1,205,466
Bank7 Corp.	2,400	95,712
BankUnited, Inc.	43,400	1,959,944
Bankwell Financial Group, Inc.	1,800	87,336
Banner Corp.	17,800	1,080,104
Bar Harbor Bankshares	8,656	280,887
BayCom Corp.	5,530	164,379

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
BCB Bancorp, Inc.	8,440	$75,791
Beacon Financial Corp.	43,267	1,298,010
Blue Foundry Bancorp*	12,470	165,103
Blue Ridge Bankshares, Inc.	2,520	10,584
Bridgewater Bancshares, Inc.*	15,470	273,819
Burke & Herbert Financial Services Corp.	10,381	646,632
Business First Bancshares, Inc.	19,920	538,637
BV Financial, Inc.*	460	8,804
Byline Bancorp, Inc.	23,690	747,893
C&F Financial Corp.	570	41,576
California Bancorp	4,770	84,524
Camden National Corp.	14,000	664,300
Capital Bancorp, Inc.	4,590	136,507
Capital City Bank Group, Inc.	6,860	298,136
Capitol Federal Financial, Inc.	78,900	562,557
Carter Bankshares, Inc.*	15,060	351,199
Cathay General Bancorp	32,467	1,618,805
CB Financial Services, Inc.	160	5,469
Central Pacific Financial Corp.	15,110	482,916
CF Bankshares, Inc.	110	3,070
Chain Bridge Bancorp, Inc., Class A*	180	6,282
Chemung Financial Corp.	1,110	59,740
ChoiceOne Financial Services, Inc.	3,210	90,265
Citizens & Northern Corp.	9,212	205,796
Citizens Community Bancorp, Inc.	270	5,346
Citizens Financial Services, Inc.	1,423	87,016
City Holding Co.	8,550	1,021,896
Civista Bancshares, Inc.	5,340	121,699
CNB Financial Corp.	12,923	374,250
Coastal Financial Corp.*	6,880	523,568
Colony Bankcorp, Inc.	6,780	135,397
Columbia Financial, Inc.*	18,100	316,931
Community Financial System, Inc.	28,302	1,659,912
Community Trust Bancorp, Inc.	11,915	723,479
Community West Bancshares	3,890	90,637
ConnectOne Bancorp, Inc.	24,998	669,196
Customers Bancorp, Inc.*	16,630	1,154,288
CVB Financial Corp.	76,087	1,475,327
Dime Community Bancshares, Inc.	18,992	642,309
Eagle Bancorp Montana, Inc.	470	9,673
Eagle Bancorp, Inc.	15,450	384,242
Eagle Financial Services, Inc.	890	31,132
Eastern Bankshares, Inc.	113,730	2,224,559
ECB Bancorp, Inc.*	200	3,346
Enterprise Financial Services Corp.	19,447	1,052,277
Equity Bancshares, Inc., Class A	8,680	385,479
Esquire Financial Holdings, Inc.	3,590	385,925
Farmers & Merchants Bancorp, Inc.	6,560	168,395
Farmers National Banc Corp.	20,552	270,464
FB Bancorp, Inc.*	3,150	43,281
FB Financial Corp.	23,606	1,226,096
Fidelity D&D Bancorp, Inc.	860	37,221
Financial Institutions, Inc.	10,860	344,371
Finward Bancorp	80	2,904
Finwise Bancorp*	1,050	16,653
First Bancorp (Nasdaq Stock Exchange)	20,550	1,157,992
First Bancorp (New York Stock Exchange)	84,120	1,796,803
First Bancorp, Inc. (The)	7,109	199,265
First Bank	5,140	82,240
First Busey Corp.	41,911	1,059,091
First Business Financial Services, Inc.	2,820	152,083
First Capital, Inc.	70	3,474
First Commonwealth Financial Corp.	50,733	891,886
First Community Bankshares, Inc.	7,920	328,838
First Community Corp.	1,150	33,615
First Financial Bancorp	54,167	1,510,176
First Financial Bankshares, Inc.	73,748	2,171,879
First Financial Corp.	6,050	382,360
First Foundation, Inc.*	53,840	317,656
First Internet Bancorp	2,880	58,694
First Interstate BancSystem, Inc., Class A	49,216	1,643,814
First Merchants Corp.	33,461	1,295,945
First Mid Bancshares, Inc.	10,490	432,083
First National Corp.	1,090	29,343
First United Corp.	970	35,541
First Western Financial, Inc.*	3,480	85,538
Firstsun Capital Bancorp*	840	30,626
Five Star Bancorp	7,540	284,409
Flagstar Bank NA	169,823	2,236,569
Flushing Financial Corp.	22,492	345,477
Franklin Financial Services Corp.	770	39,332
FS Bancorp, Inc.	1,320	50,939
Fulton Financial Corp.	100,340	2,040,916
FVCBankcorp, Inc.	5,435	82,558
GBank Financial Holdings, Inc.(x)*	1,250	33,450
German American Bancorp, Inc.	20,270	847,083
Glacier Bancorp, Inc.	69,958	3,125,024
Great Southern Bancorp, Inc.	4,510	284,716
Greene County Bancorp, Inc.	6,660	149,251
Hancock Whitney Corp.	44,147	2,807,308
Hanmi Financial Corp.	14,880	392,237
Hanover Bancorp, Inc.	130	2,807
Hawthorn Bancshares, Inc.	790	26,615
HBT Financial, Inc.	8,800	235,136
Heritage Commerce Corp.	30,500	380,640
Heritage Financial Corp.	26,162	680,212
Hilltop Holdings, Inc.	25,900	927,738
Hingham Institution For Savings (The)(x)	770	220,097
Home Bancorp, Inc.	5,120	310,170
Home BancShares, Inc.	100,831	2,715,379
HomeTrust Bancshares, Inc.	8,790	374,894
Hope Bancorp, Inc.	74,114	827,853
Horizon Bancorp, Inc.	22,540	373,488
Independent Bank Corp.	12,440	414,252
Independent Bank Corp./MA	26,083	1,961,702
International Bancshares Corp.	31,590	2,125,691
Investar Holding Corp.	2,660	72,538
John Marshall Bancorp, Inc.	4,570	92,680
Kearny Financial Corp.	44,641	337,040
Lakeland Financial Corp.	13,900	797,582
Landmark Bancorp, Inc.	177	4,390
LCNB Corp.	2,400	37,416
LINKBANCORP, Inc.	3,700	30,858
Live Oak Bancshares, Inc.	17,600	582,032
MainStreet Bancshares, Inc.	260	5,772
Mechanics Bancorp	28,780	424,505
Mercantile Bank Corp.	13,520	682,760
Meridian Corp.	420	7,963
Metrocity Bankshares, Inc.	18,110	519,214
Metropolitan Bank Holding Corp.	5,930	493,910
Mid Penn Bancorp, Inc.	17,170	552,187
Midland States Bancorp, Inc.	14,740	328,849
MVB Financial Corp.	6,050	150,221
National Bank Holdings Corp., Class A	23,100	904,596
National Bankshares, Inc.	1,500	54,615
NB Bancorp, Inc.	23,630	497,884

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
NBT Bancorp, Inc.	28,622	$1,218,725
Nicolet Bankshares, Inc.	10,470	1,556,051
Northeast Bank	3,630	407,903
Northeast Community Bancorp, Inc.	4,450	105,910
Northfield Bancorp, Inc.	23,113	312,950
Northpointe Bancshares, Inc.	3,320	57,303
Northrim Bancorp, Inc.	9,600	219,648
Northwest Bancshares, Inc.	79,173	1,004,705
Norwood Financial Corp.	1,550	45,601
Oak Valley Bancorp	1,480	47,996
OceanFirst Financial Corp.	33,679	607,569
OFG Bancorp	24,000	971,040
Ohio Valley Banc Corp.	460	20,176
Old National Bancorp	191,062	4,222,470
Old Second Bancorp, Inc.	34,550	696,528
OP Bancorp	2,430	32,319
Orange County Bancorp, Inc.	2,390	76,432
Origin Bancorp, Inc.	15,590	646,361
Orrstown Financial Services, Inc.	10,360	373,789
Park National Corp.	7,428	1,214,107
Parke Bancorp, Inc.	3,220	91,448
Pathward Financial, Inc.	13,950	1,244,759
Patriot National Bancorp, Inc.*	12,780	16,486
PCB Bancorp	5,130	115,374
Peapack-Gladstone Financial Corp.	9,800	345,058
Peoples Bancorp of North Carolina, Inc.	830	32,503
Peoples Bancorp, Inc.	17,308	568,914
Peoples Financial Services Corp.	4,640	247,451
Pioneer Bancorp, Inc.*	2,070	28,814
Plumas Bancorp	960	46,867
Ponce Financial Group, Inc.*	4,390	73,357
Preferred Bank	6,900	625,761
Primis Financial Corp.	15,980	212,214
Princeton Bancorp, Inc.	1,100	37,147
Provident Financial Services, Inc.	67,543	1,429,210
QCR Holdings, Inc.	8,850	756,233
RBB Bancorp	10,280	219,684
Red River Bancshares, Inc.	2,350	212,534
Renasant Corp.	56,101	2,026,929
Republic Bancorp, Inc., Class A	4,860	342,873
Rhinebeck Bancorp, Inc.*	240	3,701
Richmond Mutual Bancorp, Inc.	580	7,871
Riverview Bancorp, Inc.	1,310	7,205
S&T Bancorp, Inc.	21,157	884,997
SB Financial Group, Inc.	260	5,460
Seacoast Banking Corp. of Florida	52,249	1,582,622
ServisFirst Bancshares, Inc.	29,930	2,179,802
Shore Bancshares, Inc.	13,875	259,185
Sierra Bancorp	9,786	331,941
Simmons First National Corp., Class A	78,689	1,530,501
SmartFinancial, Inc.	6,930	270,824
Sound Financial Bancorp, Inc.	60	2,623
South Plains Financial, Inc.	7,230	302,937
Southern First Bancshares, Inc.*	5,260	286,670
Southern Missouri Bancorp, Inc.	5,880	375,967
Southside Bancshares, Inc.	16,189	503,316
SR Bancorp, Inc.(x)	710	11,985
Stellar Bancorp, Inc.	24,904	911,735
Sterling Bancorp, Inc.(r)*	4,450	—
Stock Yards Bancorp, Inc.	14,850	984,407
Texas Capital Bancshares, Inc.*	24,700	2,343,536
Third Coast Bancshares, Inc.*	5,560	210,335
Timberland Bancorp, Inc.	1,200	47,316
Tompkins Financial Corp.	8,400	662,256
Towne Bank	43,921	1,478,820
TriCo Bancshares	15,372	730,785
Triumph Financial, Inc.*	12,300	733,818
TrustCo Bank Corp.	8,880	388,766
Trustmark Corp.	30,620	1,290,327
UMB Financial Corp.	40,623	4,581,868
Union Bankshares, Inc.	100	2,432
United Bankshares, Inc.	79,134	3,277,730
United Community Banks, Inc.	62,600	1,971,274
Unity Bancorp, Inc.	3,830	198,509
Univest Financial Corp.	21,515	737,104
USCB Financial Holdings, Inc.	4,420	81,947
Valley National Bancorp	264,576	3,248,993
Virginia National Bankshares Corp.	1,250	47,750
WaFd, Inc.	44,467	1,396,264
Washington Trust Bancorp, Inc.	9,420	315,193
WesBanco, Inc.	52,923	1,825,314
West Bancorp, Inc.	11,260	267,875
Westamerica Bancorp	14,274	744,389
Western New England Bancorp, Inc.	3,050	39,436
WSFS Financial Corp.	29,515	1,932,052

		154,378,047

Capital Markets (1.7%)
Acadian Asset Management, Inc.	16,700	908,814
AlTi Global, Inc.*	17,060	61,757
Artisan Partners Asset Management, Inc., Class A	31,090	1,131,365
Bakkt, Inc., Class A*	3,800	27,968
BGC Group, Inc., Class A	196,690	1,923,628
Cohen & Steers, Inc.	14,629	915,044
Diamond Hill Investment Group, Inc.	1,913	329,227
DigitalBridge Group, Inc.	96,600	1,489,572
Donnelley Financial Solutions, Inc.*	15,900	749,526
GCM Grosvenor, Inc., Class A	22,180	217,364
Innventure, Inc.*	17,600	68,816
Marex Group plc	30,000	1,337,400
MarketWise, Inc.	1,547	28,960
Miami International Holdings, Inc.*	12,800	498,176
Moelis & Co., Class A	41,500	2,365,500
Open Lending Corp.*	143,900	179,875
Patria Investments Ltd., Class A(x)	29,050	366,030
Perella Weinberg Partners, Class A	27,020	490,683
Piper Sandler Cos.	39,520	3,025,256
PJT Partners, Inc., Class A	12,900	1,802,388
Ridgepost Capital, Inc., Class A	30,360	220,414
Siebert Financial Corp.(x)*	1,700	3,264
Silvercrest Asset Management Group, Inc., Class A	4,840	65,050
StepStone Group, Inc., Class A	38,090	1,817,655
StoneX Group, Inc.*	37,905	3,057,038
Value Line, Inc.	1,350	47,642
Victory Capital Holdings, Inc., Class A	23,100	1,512,588
Virtus Investment Partners, Inc.	4,078	547,879
Wealthfront Corp.*	13,000	120,250
Webull Corp.*	148,900	714,720
Westwood Holdings Group, Inc.	400	6,588
WisdomTree, Inc.	72,380	1,053,853

		27,084,290

Consumer Finance (1.0%)
Atlanticus Holdings Corp.*	4,360	228,769
Bread Financial Holdings, Inc.	23,430	1,754,673
Consumer Portfolio Services, Inc.*	4,210	32,543
Dave, Inc.*	5,200	905,268
Encore Capital Group, Inc.*	11,100	778,332
Enova International, Inc.*	13,193	1,792,005
FirstCash Holdings, Inc.	21,275	3,999,700
Green Dot Corp., Class A*	23,400	262,548

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
LendingClub Corp.*	60,630	$868,222
LendingTree, Inc.*	5,850	250,848
Medallion Financial Corp.	2,480	21,229
Navient Corp.	41,980	343,396
Nelnet, Inc., Class A	6,949	896,143
NerdWallet, Inc., Class A*	15,010	155,804
Oportun Financial Corp.*	4,000	18,440
OppFi, Inc.	14,870	114,648
PRA Group, Inc.*	29,048	508,340
PROG Holdings, Inc.	24,740	709,791
Regional Management Corp.	6,580	212,205
Upstart Holdings, Inc.*	47,020	1,206,063
Vroom, Inc.*	400	5,324
World Acceptance Corp.*	1,881	254,010

		15,318,301

Financial Services (2.0%)
Acacia Research Corp.*	17,090	82,203
Alerus Financial Corp.	7,240	171,660
Banco Latinoamericano de Comercio Exterior SA, Class E	15,381	785,661
Burford Capital Ltd.	112,530	508,636
Cannae Holdings, Inc.	27,590	313,698
Cantaloupe, Inc.*	24,220	261,818
Cass Information Systems, Inc.	7,078	311,574
Compass Diversified Holdings	37,420	294,121
Enact Holdings, Inc.	16,060	655,409
Essent Group Ltd.	51,710	3,021,932
Evertec, Inc.	38,100	1,075,182
Federal Agricultural Mortgage Corp., Class C	4,850	719,497
Flywire Corp.*	67,814	789,355
HA Sustainable Infrastructure Capital, Inc.	68,110	2,503,043
International Money Express, Inc.*	17,240	272,392
Jackson Financial, Inc., Class A	36,610	3,870,409
Marqeta, Inc., Class A*	181,760	741,581
Merchants Bancorp	14,510	622,624
NCR Atleos Corp.*	40,520	1,765,862
NewtekOne, Inc.	11,960	130,962
NMI Holdings, Inc., Class A*	43,400	1,627,934
Onity Group, Inc.*	1,100	43,197
Pagseguro Digital Ltd., Class A	106,100	1,063,122
Payoneer Global, Inc.*	159,060	768,260
Paysafe Ltd.*	16,649	113,380
Paysign, Inc.*	3,800	22,420
PennyMac Financial Services, Inc.	16,390	1,432,486
Priority Technology Holdings, Inc.*	3,150	14,868
Radian Group, Inc.	73,900	2,444,612
Remitly Global, Inc.*	92,052	1,442,455
Repay Holdings Corp., Class A*	43,900	114,140
Sezzle, Inc.*	9,660	611,381
StoneCo Ltd., Class A*	135,530	1,913,684
SWK Holdings Corp.	820	13,948
Velocity Financial, Inc.*	2,670	48,300
Walker & Dunlop, Inc.	18,045	800,837
Waterstone Financial, Inc.	14,720	265,402

		31,638,045

Insurance (1.8%)
American Coastal Insurance Corp.	18,280	205,650
AMERISAFE, Inc.	11,000	366,630
Baldwin Insurance Group, Inc. (The), Class A*	51,480	1,129,471
Bowhead Specialty Holdings, Inc.*	8,700	195,141
Citizens, Inc., Class A*	7,300	36,719
CNO Financial Group, Inc.	54,601	2,241,917
Crawford & Co., Class A	9,720	96,908
Donegal Group, Inc., Class A	13,044	224,096
eHealth, Inc.*	7,500	9,675
Employers Holdings, Inc.	13,611	559,957
F&G Annuities & Life, Inc.	14,820	375,242
Fidelis Insurance Holdings Ltd.	32,400	619,164
Genworth Financial, Inc., Class A*	194,910	1,582,669
GoHealth, Inc., Class A*	2,570	3,881
Goosehead Insurance, Inc., Class A*	13,310	567,805
Greenlight Capital Re Ltd., Class A*	18,493	319,744
Hamilton Insurance Group Ltd., Class B	22,030	657,155
HCI Group, Inc.	5,900	912,199
Heritage Insurance Holdings, Inc.*	13,420	352,275
Hippo Holdings, Inc.*	11,601	302,322
Horace Mann Educators Corp.	23,137	987,487
Investors Title Co.	1,850	402,079
James River Group Holdings, Inc.	28,190	177,597
Kestrel Group Ltd.	1,310	14,148
Kingstone Cos., Inc.	5,900	85,963
Kingsway Financial Services, Inc.*	7,090	73,949
Lemonade, Inc.*	33,050	2,071,574
MBIA, Inc.*	45,620	269,614
Mercury General Corp.	13,500	1,190,025
NI Holdings, Inc.*	2,350	30,292
Octave Specialty Group, Inc.*	18,100	84,165
Oscar Health, Inc., Class A*	109,190	1,252,409
Palomar Holdings, Inc.*	14,110	1,686,145
ProAssurance Corp.*	29,900	739,128
Root, Inc., Class A*	6,370	281,363
Safety Insurance Group, Inc.	8,375	608,360
Selective Insurance Group, Inc.	32,162	2,424,693
Selectquote, Inc.*	96,697	60,871
SiriusPoint Ltd.*	55,380	1,192,885
Skyward Specialty Insurance Group, Inc.*	20,860	911,165
Slide Insurance Holdings, Inc.*	38,000	684,000
Stewart Information Services Corp.	15,197	935,831
Tiptree, Inc., Class A	13,910	235,357
Trupanion, Inc.*	19,900	509,639
United Fire Group, Inc.	10,044	372,231
Universal Insurance Holdings, Inc.	14,290	488,146

		28,527,736

Mortgage Real Estate Investment Trusts (REITs) (0.8%)
ACRES Commercial Realty Corp. (REIT)*	900	17,388
Adamas Trust, Inc. (REIT)	44,550	327,888
Angel Oak Mortgage REIT, Inc. (REIT)	8,770	72,089
Apollo Commercial Real Estate Finance, Inc. (REIT)	86,507	913,514
Arbor Realty Trust, Inc. (REIT)	101,860	785,341
Ares Commercial Real Estate Corp. (REIT)(x)	28,460	136,608
ARMOUR Residential REIT, Inc. (REIT)(x)	61,600	1,027,488
Blackstone Mortgage Trust, Inc. (REIT), Class A	80,910	1,549,426
BrightSpire Capital, Inc. (REIT), Class A(x)	102,580	574,448
Chicago Atlantic Real Estate Finance, Inc. (REIT)	9,550	108,106
Chimera Investment Corp. (REIT)	39,423	494,759
Claros Mortgage Trust, Inc. (REIT)*	46,400	110,432
Dynex Capital, Inc. (REIT)(x)	107,400	1,370,424
Ellington Financial, Inc. (REIT)	65,510	776,294
Franklin BSP Realty Trust, Inc. (REIT)	42,443	360,341

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Invesco Mortgage Capital, Inc. (REIT)(x)	31,679	$255,966
KKR Real Estate Finance Trust, Inc. (REIT)	17,300	105,876
Ladder Capital Corp. (REIT)	65,148	636,496
MFA Financial, Inc. (REIT)	65,875	631,083
Nexpoint Real Estate Finance, Inc. (REIT)	7,310	98,466
Orchid Island Capital, Inc. (REIT)	83,609	587,771
PennyMac Mortgage Investment Trust (REIT)	50,745	591,687
Ready Capital Corp. (REIT)	85,589	138,654
Redwood Trust, Inc. (REIT)	97,471	546,812
Rithm Property Trust, Inc. (REIT)	716	9,587
Seven Hills Realty Trust (REIT)	2,360	19,399
Sunrise Realty Trust, Inc. (REIT)	7,616	58,415
TPG Mortgage Investment Trust, Inc. (REIT)	4,230	30,921
TPG RE Finance Trust, Inc. (REIT)	15,830	123,632
Two Harbors Investment Corp. (REIT)	67,000	765,140

		13,224,451

Total Financials		270,170,870

Health Care (17.6%)
Biotechnology (9.2%)
4D Molecular Therapeutics, Inc.*	32,690	304,344
Abeona Therapeutics, Inc.(x)*	8,960	40,141
Absci Corp.*	96,450	289,350
ACADIA Pharmaceuticals, Inc.*	69,530	1,547,738
Actuate Therapeutics, Inc.(x)*	940	2,576
ADC Therapeutics SA*	16,530	61,988
ADMA Biologics, Inc.*	130,250	1,173,552
Agios Pharmaceuticals, Inc.*	32,000	1,082,560
Akebia Therapeutics, Inc.*	139,670	194,141
Aldeyra Therapeutics, Inc.*	34,100	57,629
Alector, Inc.*	49,570	106,576
Alkermes plc*	94,840	3,353,542
Allogene Therapeutics, Inc.*	140,441	342,676
Altimmune, Inc.(x)*	43,300	133,364
Amicus Therapeutics, Inc.*	164,780	2,382,719
AnaptysBio, Inc.*	14,000	776,440
Anavex Life Sciences Corp.*	45,920	140,974
Anika Therapeutics, Inc.*	11,700	169,650
Annexon, Inc.*	81,310	450,457
Apogee Therapeutics, Inc.*	22,120	1,861,840
Arbutus Biopharma Corp.*	79,900	359,550
Arcellx, Inc.*	20,620	2,367,588
Arcturus Therapeutics Holdings, Inc.*	17,120	132,166
Arcus Biosciences, Inc.*	42,870	925,992
Arcutis Biotherapeutics, Inc.*	59,660	1,405,590
Ardelyx, Inc.*	158,280	948,097
ArriVent Biopharma, Inc.*	15,680	361,738
Arrowhead Pharmaceuticals, Inc.*	73,090	4,582,743
ARS Pharmaceuticals, Inc.(x)*	27,230	218,657
Atrium Therapeutics, Inc.*	6,310	84,365
aTyr Pharma, Inc.(x)*	27,600	21,528
Aura Biosciences, Inc.*	20,350	136,142
Aurinia Pharmaceuticals, Inc.*	67,600	1,001,832
Avita Medical, Inc.*	11,520	42,624
Beam Therapeutics, Inc.*	50,600	1,205,798
Benitec Biopharma, Inc.*	1,040	11,076
Bicara Therapeutics, Inc.*	21,580	429,226
BioCryst Pharmaceuticals, Inc.*	121,634	1,157,956
Biohaven Ltd.*	47,120	398,635
Bridgebio Pharma, Inc.*	87,361	6,487,428
Bright Minds Biosciences, Inc.(x)*	190	13,864
Candel Therapeutics, Inc.*	34,890	170,961
Capricor Therapeutics, Inc.*	20,980	637,792
Cardiff Oncology, Inc.*	30,180	48,892
CareDx, Inc.*	25,150	436,604
Cartesian Therapeutics, Inc.*	5,808	35,719
Catalyst Pharmaceuticals, Inc.*	59,820	1,481,143
Celcuity, Inc.*	17,530	2,000,874
Celldex Therapeutics, Inc.*	36,270	1,150,484
CG oncology, Inc.*	31,780	2,150,870
Cogent Biosciences, Inc.*	75,780	2,916,772
Coherus Oncology, Inc.*	119,670	202,242
Compass Therapeutics, Inc.*	40,780	215,726
Corvus Pharmaceuticals, Inc.*	34,590	506,052
CRISPR Therapeutics AG*	46,240	2,199,637
Cullinan Therapeutics, Inc.*	24,240	344,450
Cytokinetics, Inc.*	62,730	4,134,534
Day One Biopharmaceuticals, Inc.*	42,170	904,125
Denali Therapeutics, Inc.*	69,810	1,340,352
Design Therapeutics, Inc.*	30,680	326,435
DiaMedica Therapeutics, Inc.*	1,340	9,072
Dianthus Therapeutics, Inc.*	19,270	1,617,138
Disc Medicine, Inc.*	12,510	799,889
Dyne Therapeutics, Inc.*	67,470	1,223,231
Editas Medicine, Inc.*	83,680	206,690
Eledon Pharmaceuticals, Inc.*	2,330	7,176
Emergent BioSolutions, Inc.*	28,440	236,052
Enanta Pharmaceuticals, Inc.*	21,930	276,976
Entrada Therapeutics, Inc.*	13,440	169,613
Erasca, Inc.*	119,880	1,939,658
Fate Therapeutics, Inc.*	88,970	106,764
Fennec Pharmaceuticals, Inc.*	5,340	32,841
Foghorn Therapeutics, Inc.*	16,070	76,815
Geron Corp.*	293,531	437,361
Gossamer Bio, Inc.*	104,750	34,410
GRAIL, Inc.*	19,170	990,706
Greenwich Lifesciences, Inc.(x)*	740	17,775
Gyre Therapeutics, Inc.*	10,260	71,512
Heron Therapeutics, Inc.*	106,560	85,259
Humacyte, Inc.*	90,790	55,082
Ideaya Biosciences, Inc.*	46,320	1,543,382
ImmunityBio, Inc.*	158,590	1,216,385
Immunome, Inc.*	51,070	1,116,901
Immunovant, Inc.*	38,170	948,143
Inhibikase Therapeutics, Inc.*	1,440	2,419
Inhibrx Biosciences, Inc.*	4,940	332,116
Inmune Bio, Inc.*	12,290	13,888
Intellia Therapeutics, Inc.*	54,100	693,562
Iovance Biotherapeutics, Inc.*	181,280	636,293
Ironwood Pharmaceuticals, Inc., Class A*	96,380	338,294
Jade Biosciences, Inc.	25,227	354,439
Janux Therapeutics, Inc.*	22,000	305,800
KalVista Pharmaceuticals, Inc.*	23,890	480,906
Keros Therapeutics, Inc.*	16,550	182,712
Kodiak Sciences, Inc.*	17,840	680,061
Korro Bio, Inc.*	4,760	53,883
Krystal Biotech, Inc.*	13,930	3,598,398
Kura Oncology, Inc.*	37,730	306,745
Kymera Therapeutics, Inc.*	30,760	2,562,000
Larimar Therapeutics, Inc.*	39,900	179,550
Lexeo Therapeutics, Inc.*	34,390	197,399
Madrigal Pharmaceuticals, Inc.*	9,850	5,156,179
MannKind Corp.*	148,910	364,829
MeiraGTx Holdings plc*	31,450	272,357
MiMedx Group, Inc.*	64,300	253,985
Mineralys Therapeutics, Inc.*	25,510	691,066
Mirum Pharmaceuticals, Inc.*	22,030	2,035,131

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Monopar Therapeutics, Inc.*	1,030	$56,434
Monte Rosa Therapeutics, Inc.*	36,220	595,819
Myriad Genetics, Inc.*	46,890	211,005
Neurogene, Inc.*	6,640	133,862
Nkarta, Inc.*	48,500	102,335
Novavax, Inc.*	79,330	645,746
Nurix Therapeutics, Inc.*	54,640	846,920
Nuvalent, Inc., Class A*	27,290	2,795,861
Nuvectis Pharma, Inc.*	980	7,575
Olema Pharmaceuticals, Inc.*	32,460	483,979
Organogenesis Holdings, Inc., Class A*	71,090	168,483
ORIC Pharmaceuticals, Inc.*	34,790	440,789
Oruka Therapeutics, Inc.*	21,030	1,031,522
Palvella Therapeutics, Inc.*	3,940	491,121
PDL BioPharma, Inc.(r)*	111,727	—
Perspective Therapeutics, Inc.*	43,500	181,395
Praxis Precision Medicines, Inc.*	13,880	4,471,997
Precigen, Inc.*	139,660	540,484
Prime Medicine, Inc.*	85,930	299,036
Protagonist Therapeutics, Inc.*	31,730	3,344,342
Protalix BioTherapeutics, Inc.(x)*	5,860	12,716
Protara Therapeutics, Inc.*	2,510	13,077
Prothena Corp. plc*	41,240	400,853
PTC Therapeutics, Inc.*	42,370	2,886,668
Puma Biotechnology, Inc.*	6,900	44,091
Recursion Pharmaceuticals, Inc., Class A*	246,331	756,236
REGENXBIO, Inc.*	34,730	291,037
Relay Therapeutics, Inc.*	66,980	666,451
Replimune Group, Inc.*	36,980	282,897
Rezolute, Inc.*	8,070	24,614
Rhythm Pharmaceuticals, Inc.*	30,580	2,659,543
Rigel Pharmaceuticals, Inc.*	9,604	259,692
Rocket Pharmaceuticals, Inc.*	90,140	322,701
Sana Biotechnology, Inc.*	100,550	289,584
Savara, Inc.*	67,280	367,349
Scholar Rock Holding Corp.*	46,910	2,306,096
SELLAS Life Sciences Group, Inc.*	92,360	390,683
Sionna Therapeutics, Inc.*	8,750	350,788
Soleno Therapeutics, Inc.*	22,450	751,626
Solid Biosciences, Inc.*	46,880	337,536
Spyre Therapeutics, Inc.*	37,560	1,894,526
Stoke Therapeutics, Inc.*	22,610	736,182
Syndax Pharmaceuticals, Inc.*	44,110	1,030,410
Tango Therapeutics, Inc.*	71,630	1,498,500
Taysha Gene Therapies, Inc.*	99,710	445,704
Tectonic Therapeutic, Inc.*	1,720	53,165
Tevogen Bio Holdings, Inc.(x)*	382	1,727
TG Therapeutics, Inc.*	81,140	2,695,471
Tonix Pharmaceuticals Holding Corp.(x)*	7,710	106,013
Travere Therapeutics, Inc.*	49,250	1,463,218
TriSalus Life Sciences, Inc.*	580	2,320
TuHURA Biosciences, Inc.(x)*	2,570	4,600
Twist Bioscience Corp.*	30,922	1,469,413
Tyra Biosciences, Inc.*	17,650	675,995
Upstream Bio, Inc.*	17,890	161,010
UroGen Pharma Ltd.*	18,000	323,640
Vanda Pharmaceuticals, Inc.*	47,550	328,570
Vaxcyte, Inc.*	66,892	3,887,094
Vera Therapeutics, Inc., Class A*	33,230	1,336,843
Veracyte, Inc.*	47,090	1,516,769
Verastem, Inc.*	50,220	266,166
Vericel Corp.*	25,460	819,048
Vir Biotechnology, Inc.*	44,720	400,691
Viridian Therapeutics, Inc.*	43,560	852,034
Voyager Therapeutics, Inc.*	25,910	100,013
Xencor, Inc.*	32,400	390,744
Xenon Pharmaceuticals, Inc.*	46,450	2,701,068
XOMA Royalty Corp.*	1,780	55,839
Zenas Biopharma, Inc.(x)*	8,830	172,627
Zymeworks, Inc.*	24,460	612,478

		147,144,180

Health Care Equipment & Supplies (2.3%)
Accuray, Inc.*	26,910	10,444
Acme United Corp.(x)	560	25,150
Alphatec Holdings, Inc.*	64,800	705,024
AngioDynamics, Inc.*	25,360	288,343
Anteris Technologies Global Corp.(x)*	2,300	12,765
Artivion, Inc.*	22,538	825,342
AtriCure, Inc.*	27,900	795,987
Avanos Medical, Inc.*	21,400	299,814
Axogen, Inc.*	30,540	1,011,790
Beta Bionics, Inc.(x)*	21,200	212,424
Bioventus, Inc., Class A*	8,930	81,531
Butterfly Network, Inc., Class A*	106,800	431,472
Ceribell, Inc.*	3,100	56,823
Cerus Corp.*	106,950	194,649
ClearPoint Neuro, Inc.(x)*	3,200	29,120
CONMED Corp.	21,187	749,172
CVRx, Inc.*	6,080	57,517
Delcath Systems, Inc.*	5,300	49,184
Electromed, Inc.*	1,900	44,479
Embecta Corp.	28,900	255,476
Enovis Corp.*	31,900	725,725
Glaukos Corp.*	31,282	3,367,820
Haemonetics Corp.*	28,180	1,588,225
ICU Medical, Inc.*	13,540	1,748,691
Inogen, Inc.*	23,240	143,623
Integer Holdings Corp.*	19,288	1,697,344
Integra LifeSciences Holdings Corp.*	38,490	362,576
iRadimed Corp.	4,900	471,674
IRhythm Holdings, Inc.*	17,560	2,072,431
Kestra Medical Technologies Ltd.*	2,800	55,804
KORU Medical Systems, Inc.*	1,800	7,776
Lantheus Holdings, Inc.*	37,500	2,844,375
LeMaitre Vascular, Inc.	11,390	1,243,446
LENSAR, Inc.(x)*	2,700	16,092
LivaNova plc*	30,630	1,946,843
Lucid Diagnostics, Inc.*	11,100	12,765
Merit Medical Systems, Inc.*	30,037	2,070,450
Myomo, Inc.*	6,000	4,054
Neogen Corp.*	122,523	1,138,239
Neuronetics, Inc.*	16,800	24,360
NeuroPace, Inc.*	4,170	54,836
Novocure Ltd.*	59,800	651,820
Omnicell, Inc.*	24,955	832,998
OraSure Technologies, Inc.*	70,386	211,158
Orthofix Medical, Inc.*	23,334	267,641
OrthoPediatrics Corp.*	7,550	119,818
Outset Medical, Inc.*	4,000	15,360
PROCEPT BioRobotics Corp.*	29,340	733,793
Pro-Dex, Inc.*	1,400	68,768
Pulmonx Corp.*	22,890	29,528
Pulse Biosciences, Inc.(x)*	8,510	183,731
QuidelOrtho Corp.*	37,900	622,697
RxSight, Inc.*	19,100	117,656
Sanara Medtech, Inc.*	1,510	25,942
SANUWAVE Health, Inc.(x)*	1,100	19,019
SI-BONE, Inc.*	20,900	263,967
Sight Sciences, Inc.*	20,890	78,755

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
STAAR Surgical Co.*	30,780	$575,586
Stereotaxis, Inc.*	8,390	15,438
Strive, Inc., Class A(x)*	7,157	71,713
Tactile Systems Technology, Inc.*	22,400	585,312
Tandem Diabetes Care, Inc.*	36,370	697,213
TransMedics Group, Inc.*	18,030	1,792,362
Treace Medical Concepts, Inc.*	35,250	47,235
UFP Technologies, Inc.*	3,990	772,464
Utah Medical Products, Inc.	2,750	170,472
Varex Imaging Corp.*	20,500	217,505

		36,921,606

Health Care Providers & Services (3.0%)
Accendra Health, Inc.*	37,000	84,360
AdaptHealth Corp., Class A*	57,167	680,287
Addus HomeCare Corp.*	9,700	908,405
agilon health, Inc.*	6,930	54,813
AirSculpt Technologies, Inc.(x)*	30,810	87,192
Alignment Healthcare, Inc.*	105,050	1,850,981
AMN Healthcare Services, Inc.*	22,500	412,650
Ardent Health, Inc.*	6,200	53,072
Astrana Health, Inc.*	23,200	568,864
Aveanna Healthcare Holdings, Inc.*	44,370	285,743
BrightSpring Health Services, Inc.*	69,360	2,955,430
Brookdale Senior Living, Inc.*	128,300	1,755,144
Castle Biosciences, Inc.*	13,450	330,197
Clover Health Investments Corp., Class A*	225,600	397,056
Community Health Systems, Inc.*	68,700	201,978
Concentra Group Holdings Parent, Inc.	60,388	1,295,323
CorVel Corp.*	16,300	890,795
Cross Country Healthcare, Inc.*	19,715	185,321
DocGo, Inc.*	66,590	41,892
Enhabit, Inc.*	23,430	330,129
Ensign Group, Inc. (The)	31,170	6,280,755
Fulgent Genetics, Inc.*	10,500	166,950
GeneDx Holdings Corp., Class A*	10,450	671,099
Guardant Health, Inc.*	66,270	6,121,360
Guardian Pharmacy Services, Inc., Class A*	7,900	297,514
HealthEquity, Inc.*	47,540	3,972,918
Hims & Hers Health, Inc.*	111,870	2,322,421
Innovage Holding Corp.*	25,970	208,279
Joint Corp. (The)(x)*	13,680	121,068
LifeStance Health Group, Inc.*	81,300	517,881
Nano-X Imaging Ltd.(x)*	43,610	98,995
National HealthCare Corp.	7,300	1,165,810
National Research Corp.	9,725	165,130
NeoGenomics, Inc.*	80,540	597,607
Oncology Institute, Inc. (The)*	42,600	130,782
OPKO Health, Inc.*	196,300	223,782
Option Care Health, Inc.*	85,025	2,288,873
PACS Group, Inc.*	21,970	705,676
Pediatrix Medical Group, Inc.*	48,100	1,028,859
Pennant Group, Inc. (The)*	17,110	521,513
Privia Health Group, Inc.*	59,176	1,217,250
Progyny, Inc.*	47,420	805,192
RadNet, Inc.*	37,130	2,075,196
SBC Medical Group Holdings, Inc.*	2,800	11,704
Select Medical Holdings Corp.	59,703	972,562
Sonida Senior Living, Inc.*	1,860	59,985
Strata Critical Medical, Inc.*	41,740	174,473
Surgery Partners, Inc.*	43,130	514,110
Talkspace, Inc.*	57,980	300,046
US Physical Therapy, Inc.	9,887	741,129
Viemed Healthcare, Inc.*	4,260	39,235

		47,887,786

Health Care Technology (0.2%)
Claritev Corp.*	3,200	52,288
Definitive Healthcare Corp., Class A*	62,260	76,580
Evolent Health, Inc., Class A*	62,650	142,842
Health Catalyst, Inc.(x)*	40,640	51,613
HealthStream, Inc.	13,000	269,230
HeartFlow, Inc.(x)*	5,700	138,681
LifeMD, Inc.*	28,730	103,715
OptimizeRx Corp.*	27,900	175,212
Phreesia, Inc.*	30,800	258,104
Schrodinger, Inc.*	28,835	327,566
Simulations Plus, Inc.*	11,300	133,566
Teladoc Health, Inc.*	95,600	521,020
TruBridge, Inc.*	1,100	16,104
Waystar Holding Corp.*	60,110	1,449,252

		3,715,773

Life Sciences Tools & Services (0.4%)
10X Genomics, Inc., Class A*	59,000	1,252,570
Adaptive Biotechnologies Corp.*	60,200	835,576
Alpha Teknova, Inc.*	2,500	7,225
Azenta, Inc.*	22,800	481,764
BioLife Solutions, Inc.*	17,850	340,578
Codexis, Inc.*	65,790	107,238
CryoPort, Inc.*	27,870	230,763
Cytek Biosciences, Inc.*	100,875	440,824
Fortrea Holdings, Inc.*	49,800	469,116
Ginkgo Bioworks Holdings, Inc., Class A*	10,530	64,549
Lifecore Biomedical, Inc.*	6,090	22,655
Maravai LifeSciences Holdings, Inc., Class A*	78,730	222,806
MaxCyte, Inc.*	60,760	42,684
Mesa Laboratories, Inc.	2,400	212,208
OmniAb, Inc.*	73,958	116,114
Pacific Biosciences of California, Inc.*	227,310	300,049
Personalis, Inc.*	10,400	66,248
Quanterix Corp.*	27,200	95,744
Quantum-Si, Inc.(x)*	136,320	105,512
Standard BioTools, Inc.*	169,430	155,757

		5,569,980

Pharmaceuticals (2.5%)
Aardvark Therapeutics, Inc.*	500	1,885
Aclaris Therapeutics, Inc.*	7,600	28,500
Alumis, Inc.*	40,512	892,479
Amneal Pharmaceuticals, Inc.*	93,066	1,156,810
Amphastar Pharmaceuticals, Inc.*	20,500	401,595
Amylyx Pharmaceuticals, Inc.*	39,000	542,100
ANI Pharmaceuticals, Inc.*	10,380	798,222
Aquestive Therapeutics, Inc.*	53,980	224,017
Arvinas, Inc.*	36,080	382,448
Atea Pharmaceuticals, Inc.*	63,090	339,424
Axsome Therapeutics, Inc.*	22,330	3,774,217
BioAge Labs, Inc.*	16,200	283,338
Biote Corp., Class A*	5,300	7,155
Collegium Pharmaceutical, Inc.*	21,600	714,312
CorMedix, Inc.*	35,910	243,829
Crinetics Pharmaceuticals, Inc.*	52,510	1,907,163
Definium Therapeutics, Inc.*	52,930	1,000,377
Edgewise Therapeutics, Inc.*	40,770	1,284,255
Enliven Therapeutics, Inc.*	19,770	774,984
Esperion Therapeutics, Inc.*	162,730	445,880
Eton Pharmaceuticals, Inc.*	4,800	118,464
Evolus, Inc.*	33,100	136,041
EyePoint, Inc.*	41,160	530,552
Fulcrum Therapeutics, Inc.*	13,160	100,937

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Harmony Biosciences Holdings, Inc.*	24,420	$684,004
Harrow, Inc.*	15,170	534,894
Indivior Pharmaceuticals, Inc.*	67,800	2,066,544
Innoviva, Inc.*	40,300	938,990
Journey Medical Corp.*	1,100	5,159
LENZ Therapeutics, Inc.*	7,798	71,352
Ligand Pharmaceuticals, Inc.*	10,526	2,101,516
Liquidia Corp.*	37,000	1,396,380
Maze Therapeutics, Inc.*	11,700	349,245
MBX Biosciences, Inc.*	15,500	462,675
MediWound Ltd.*	2,150	34,637
Nuvation Bio, Inc.(x)*	117,730	505,062
Ocular Therapeutix, Inc.*	101,480	859,536
Omeros Corp.(x)*	38,990	411,734
Pacira BioSciences, Inc.*	22,400	506,240
Phathom Pharmaceuticals, Inc.*	25,980	288,638
Phibro Animal Health Corp., Class A	14,740	815,269
Prestige Consumer Healthcare, Inc.*	30,000	1,778,100
Rapport Therapeutics, Inc.*	15,550	486,560
Septerna, Inc.*	9,400	225,882
SIGA Technologies, Inc.	32,920	176,122
Supernus Pharmaceuticals, Inc.*	26,600	1,374,954
Tarsus Pharmaceuticals, Inc.*	20,660	1,449,299
Terns Pharmaceuticals, Inc.*	51,520	2,716,134
Theravance Biopharma, Inc.*	34,900	566,427
Third Harmonic Bio, Inc.(r)*	13,110	—
Trevi Therapeutics, Inc.*	67,600	806,468
Tvardi Therapeutics, Inc.*	800	2,544
WaVe Life Sciences Ltd.*	63,060	457,185
Xeris Biopharma Holdings, Inc.*	77,120	447,296
Zevra Therapeutics, Inc.*	45,430	423,408

		39,031,238

Total Health Care		280,270,563

Industrials (18.0%)
Aerospace & Defense (2.0%)
AAR Corp.*	21,342	2,336,095
AeroVironment, Inc.*	20,632	3,776,688
AerSale Corp.*	30,850	191,887
Archer Aviation, Inc., Class A*	344,100	1,778,997
Astronics Corp.*	16,910	1,128,404
Beta Technologies, Inc., Class A(x)*	14,570	214,179
Byrna Technologies, Inc.(x)*	10,120	92,902
Cadre Holdings, Inc.	14,620	448,542
Ducommun, Inc.*	7,620	929,640
Eve Holding, Inc.*	31,400	77,872
Firefly Aerospace, Inc.*	15,950	454,097
Intuitive Machines, Inc.*	61,140	1,134,758
Kratos Defense & Security Solutions, Inc.*	98,780	6,964,978
Mercury Systems, Inc.*	30,780	2,244,170
Moog, Inc., Class A	15,433	4,516,313
National Presto Industries, Inc.	2,410	330,315
Park Aerospace Corp.	12,892	352,983
Red Cat Holdings, Inc.*	55,670	728,720
Redwire Corp.*	57,000	484,500
Satellogic, Inc., Class A(x)*	13,460	73,222
V2X, Inc.*	12,600	863,100
Voyager Technologies, Inc., Class A*	25,760	602,526
VSE Corp.	14,460	2,666,424

		32,391,312

Air Freight & Logistics (0.1%)
Forward Air Corp.*	17,240	288,080
Hub Group, Inc., Class A	32,006	1,153,496
Radiant Logistics, Inc.*	21,130	148,967

		1,590,543

Building Products (1.5%)
American Woodmark Corp.*	9,600	382,368
Apogee Enterprises, Inc.	11,160	374,306
AZZ, Inc.	16,486	2,062,893
CSW Industrials, Inc.	8,170	2,128,939
Gibraltar Industries, Inc.*	18,300	729,621
Griffon Corp.	21,063	1,530,859
Insteel Industries, Inc.	7,920	266,191
Janus International Group, Inc.*	79,670	410,301
JELD-WEN Holding, Inc.*	58,906	73,044
Masterbrand, Inc.*	69,310	575,966
Modine Manufacturing Co.*	28,190	6,109,055
Quanex Building Products Corp.	25,027	449,735
Resideo Technologies, Inc.*	70,440	2,374,532
Tecnoglass, Inc.	12,620	562,221
UFP Industries, Inc.	30,602	2,819,056
Zurn Elkay Water Solutions Corp.	76,880	3,447,299

		24,296,386

Commercial Services & Supplies (1.3%)
ABM Industries, Inc.	29,662	1,142,580
ACCO Brands Corp.	45,576	136,728
ACV Auctions, Inc., Class A*	93,850	397,924
BrightView Holdings, Inc.*	39,180	461,932
Brink’s Co. (The)	22,560	2,337,893
Casella Waste Systems, Inc., Class A*	34,350	2,725,329
Cimpress plc*	10,000	730,000
CompX International, Inc.	780	18,221
CoreCivic, Inc.*	60,290	1,140,084
Deluxe Corp.	16,251	447,553
Ennis, Inc.	16,066	344,134
Enviri Corp.*	29,520	579,182
GEO Group, Inc. (The)*	76,420	1,284,620
Healthcare Services Group, Inc.*	39,869	739,570
HNI Corp.	34,732	1,159,702
Interface, Inc., Class A	29,998	747,550
Liquidity Services, Inc.*	11,790	360,420
MillerKnoll, Inc.	41,589	601,377
Mobile Infrastructure Corp., Class A*	1,310	2,934
Montrose Environmental Group, Inc.*	14,920	326,599
NL Industries, Inc.	7,775	45,328
OPENLANE, Inc.*	57,130	1,665,340
Perma-Fix Environmental Services, Inc.(x)*	3,970	42,439
Pitney Bowes, Inc.	92,900	1,026,545
Quad/Graphics, Inc.	10,480	69,273
UniFirst Corp.	7,875	1,981,271
Vestis Corp.*	64,470	506,734
Virco Mfg. Corp.	7,340	44,921

		21,066,183

Construction & Engineering (2.8%)
Ameresco, Inc., Class A*	17,510	446,505
Arcosa, Inc.	27,700	2,940,078
Argan, Inc.	7,450	4,057,642
Bowman Consulting Group Ltd., Class A*	8,220	233,777
Cardinal Infrastructure Group, Inc., Class A*	3,310	131,258
Centuri Holdings, Inc.*	42,720	1,247,851
Concrete Pumping Holdings, Inc.*	11,900	84,966
Construction Partners, Inc., Class A*	26,230	2,914,678
Dycom Industries, Inc.*	15,276	5,175,814
Fluor Corp.*	87,840	4,097,736

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Granite Construction, Inc.	23,215	$2,783,014
Great Lakes Dredge & Dock Corp.*	31,400	533,800
IES Holdings, Inc.*	5,050	2,406,173
Legence Corp., Class A*	20,210	1,141,057
Limbach Holdings, Inc.*	5,740	448,007
Matrix Service Co.*	11,270	129,380
MYR Group, Inc.*	8,540	2,411,013
NWPX Infrastructure, Inc.*	3,410	265,503
Orion Group Holdings, Inc.*	16,380	178,542
Primoris Services Corp.	30,250	4,326,960
Southland Holdings, Inc.*	2,720	3,536
Sterling Infrastructure, Inc.*	15,920	6,483,738
Tutor Perini Corp.	24,285	1,874,559

		44,315,587

Electrical Equipment (3.0%)
Allient, Inc.	6,520	385,267
American Superconductor Corp.*	24,770	838,464
Amprius Technologies, Inc.*	61,920	1,043,971
Array Technologies, Inc.*	78,200	565,386
Atkore, Inc.	19,920	1,173,487
Bloom Energy Corp., Class A*	117,400	15,906,526
EnerSys	19,629	3,409,950
Enovix Corp.*	83,470	432,375
Eos Energy Enterprises, Inc.*	168,400	835,264
Fluence Energy, Inc., Class A*	31,690	436,054
Hyliion Holdings Corp.(x)*	100,820	177,443
KULR Technology Group, Inc.(x)*	28,900	68,493
LSI Industries, Inc.	14,320	266,352
NANO Nuclear Energy, Inc.(x)*	21,800	446,464
Net Power, Inc.*	77,960	121,618
Nextpower, Inc., Class A*	80,262	9,675,584
NuScale Power Corp., Class A*	85,520	927,037
Plug Power, Inc.*	711,880	1,608,849
Powell Industries, Inc.	4,960	2,683,757
Power Solutions International, Inc.*	3,700	225,256
Preformed Line Products Co.	1,390	376,342
Shoals Technologies Group, Inc., Class A*	85,950	565,551
SKYX Platforms Corp.(x)*	15,000	16,800
SunPower, Inc.*	29,200	37,084
Sunrun, Inc.*	122,760	1,664,626
T1 Energy, Inc.*	109,260	479,651
Thermon Group Holdings, Inc.*	17,300	871,920
Vicor Corp.*	11,860	1,909,460

		47,149,031

Ground Transportation (0.3%)
ArcBest Corp.	12,730	1,252,123
Covenant Logistics Group, Inc., Class A	9,580	260,097
FTAI Infrastructure, Inc.	52,920	261,425
Heartland Express, Inc.	24,655	256,412
Hertz Global Holdings, Inc.*	67,450	310,944
Marten Transport Ltd.	33,074	434,262
PAMT Corp.*	3,010	25,434
Proficient Auto Logistics, Inc.*	7,100	48,138
RXO, Inc.*	87,500	1,279,250
Universal Logistics Holdings, Inc.(x)	6,700	141,638
Werner Enterprises, Inc.	23,766	698,958

		4,968,681

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	13,900	439,796

Machinery (3.9%)
3D Systems Corp.*	121,500	228,420
Aebi Schmidt Holding AG	16,122	156,545
AirJoule Technologies Corp.*	4,500	11,295
Alamo Group, Inc.	5,500	907,335
Albany International Corp., Class A	16,491	860,995
Alliance Laundry Holdings, Inc.*	23,900	495,686
Astec Industries, Inc.	10,643	573,019
Atmus Filtration Technologies, Inc.	44,995	2,554,366
Blue Bird Corp.*	18,050	1,025,059
CECO Environmental Corp.*	15,880	946,130
Chart Industries, Inc.*	23,771	4,914,654
Columbus McKinnon Corp.	12,990	188,745
Douglas Dynamics, Inc.	9,560	402,380
Eastern Co. (The)	750	15,180
Energy Recovery, Inc.*	18,960	190,927
Enerpac Tool Group Corp., Class A	32,713	1,193,043
Enpro, Inc.	11,014	2,760,659
ESCO Technologies, Inc.	14,652	4,122,633
Federal Signal Corp.	31,700	3,428,038
Franklin Electric Co., Inc.	21,122	1,946,815
Gencor Industries, Inc.*	2,010	30,150
Gorman-Rupp Co. (The)	12,247	760,906
Graham Corp.*	3,690	291,215
Greenbrier Cos., Inc. (The)	16,400	863,460
Helios Technologies, Inc.	16,250	1,051,538
Hillman Solutions Corp.*	110,370	918,278
Hyster-Yale, Inc.	6,280	204,163
JBT Marel Corp.	29,217	3,735,978
Kadant, Inc.	6,300	1,841,805
Kennametal, Inc.	45,000	1,625,850
L B Foster Co., Class A*	1,140	31,806
Lindsay Corp.	6,175	735,257
Luxfer Holdings plc	13,070	159,193
Manitowoc Co., Inc. (The)*	16,215	188,905
Mayville Engineering Co., Inc.*	9,090	163,166
Microvast Holdings, Inc.(x)*	64,500	96,750
Miller Industries, Inc.	7,560	344,358
Mueller Water Products, Inc., Class A	90,093	2,476,657
Omega Flex, Inc.	5,470	169,789
Park-Ohio Holdings Corp.	2,120	50,965
Proto Labs, Inc.*	10,900	621,518
Richtech Robotics, Inc., Class B(x)*	38,342	80,135
SPX Technologies, Inc.*	26,280	5,254,423
Standex International Corp.	6,519	1,661,432
Tennant Co.	11,331	752,378
Terex Corp.	59,190	3,498,129
Titan International, Inc.*	26,300	181,733
Trinity Industries, Inc.	45,100	1,451,318
Wabash National Corp.	24,300	209,466
Watts Water Technologies, Inc., Class A	15,389	4,467,273
Worthington Enterprises, Inc.	16,140	841,540

		61,681,458

Marine Transportation (0.3%)
Costamare Bulkers Holdings Ltd.*	5,960	92,201
Costamare, Inc.	26,800	452,920
Genco Shipping & Trading Ltd.	22,610	509,855
Himalaya Shipping Ltd.(x)	8,660	115,178
Matson, Inc.	15,970	2,618,122
Pangaea Logistics Solutions Ltd.	20,190	142,945
Safe Bulkers, Inc.	35,690	225,918

		4,157,139

Passenger Airlines (0.4%)
Allegiant Travel Co.*	7,677	622,144
Frontier Group Holdings, Inc.(x)*	94,430	333,338
JetBlue Airways Corp.*	159,670	705,741
Joby Aviation, Inc.*	314,920	2,601,239
SkyWest, Inc.*	18,150	1,666,715
Sun Country Airlines Holdings, Inc.*	28,750	474,950

		6,404,127

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (1.4%)
Alight, Inc., Class A	69,450	$40,469
Asure Software, Inc.*	6,240	53,664
Barrett Business Services, Inc.	13,920	406,186
BlackSky Technology, Inc., Class A(x)*	20,894	525,693
CBIZ, Inc.*	27,600	741,060
Conduent, Inc.*	82,700	105,856
CRA International, Inc.	3,700	598,956
CSG Systems International, Inc.	14,565	1,164,326
Exponent, Inc.	24,692	1,611,153
First Advantage Corp.*	44,300	520,968
Forrester Research, Inc.*	10,200	57,732
Franklin Covey Co.*	5,950	93,951
HireQuest, Inc.	590	5,888
Huron Consulting Group, Inc.*	9,694	1,235,888
IBEX Holdings Ltd.*	5,230	140,269
ICF International, Inc.	10,500	685,545
Innodata, Inc.*	16,610	641,478
Insperity, Inc.	18,774	507,649
Kelly Services, Inc., Class A	15,234	134,821
Kforce, Inc.	6,700	195,908
Korn Ferry	27,912	1,757,060
Legalzoom.com, Inc.*	71,540	405,632
Maximus, Inc.	30,458	1,952,358
Mistras Group, Inc.*	5,280	78,038
Planet Labs PBC*	145,690	4,072,036
RCM Technologies, Inc.*	400	7,656
Resolute Holdings Management, Inc.*	1,727	280,292
Resources Connection, Inc.(x)	26,425	98,565
Skillsoft Corp.(x)*	600	2,574
Spire Global, Inc.*	8,100	101,898
TIC Solutions, Inc.(x)*	108,825	716,069
TriNet Group, Inc.	16,879	614,902
TrueBlue, Inc.*	21,675	84,749
TTEC Holdings, Inc.*	24,585	61,462
Upwork, Inc.*	68,340	749,006
Verra Mobility Corp., Class A*	93,510	1,336,258
Willdan Group, Inc.*	7,020	537,451

		22,323,466

Trading Companies & Distributors (1.0%)
Alta Equipment Group, Inc.	21,630	116,153
BlueLinx Holdings, Inc.*	4,700	254,646
Boise Cascade Co.	21,240	1,611,054
Custom Truck One Source, Inc.*	42,900	281,853
Distribution Solutions Group, Inc.*	5,996	157,335
DNOW, Inc.*	100,286	1,194,406
DXP Enterprises, Inc.*	6,610	923,615
EVI Industries, Inc.	1,030	21,197
GATX Corp.	19,340	3,302,112
Global Industrial Co.	7,701	242,735
Herc Holdings, Inc.	16,120	1,604,746
Hudson Technologies, Inc.*	20,720	121,834
Karat Packaging, Inc.	3,340	93,253
McGrath RentCorp	13,545	1,493,743
NPK International, Inc.*	35,502	514,424
Rush Enterprises, Inc., Class A	32,455	2,145,600
Rush Enterprises, Inc., Class B	6,539	420,785
Titan Machinery, Inc.*	13,050	218,196
Transcat, Inc.*	6,290	462,000
Willis Lease Finance Corp.	1,160	197,502
Xometry, Inc., Class A*	23,320	952,389

		16,329,578

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.*	9,640	92,833

Total Industrials		287,206,120

Information Technology (13.9%)
Communications Equipment (1.2%)
ADTRAN Holdings, Inc.*	36,306	456,729
Applied Optoelectronics, Inc.*	35,530	3,005,483
Aviat Networks, Inc.*	7,250	163,923
BK Technologies Corp.*	1,870	139,558
Calix, Inc.*	33,140	1,623,529
Clearfield, Inc.*	7,810	206,731
Digi International, Inc.*	17,900	862,780
Extreme Networks, Inc.*	67,200	1,013,376
Harmonic, Inc.*	58,839	528,374
Inseego Corp.(x)*	1,270	14,122
NETGEAR, Inc.*	16,829	367,545
NetScout Systems, Inc.*	30,574	971,947
Ribbon Communications, Inc.*	68,838	145,937
Viasat, Inc.*	68,140	3,120,812
Viavi Solutions, Inc.*	123,980	4,126,054
Vistance Networks, Inc.*	118,340	2,153,788

		18,900,688

Electronic Equipment, Instruments & Components (3.7%)
908 Devices, Inc.*	31,550	193,086
Advanced Energy Industries, Inc.	20,283	6,545,527
Aeva Technologies, Inc.*	17,075	224,707
Arlo Technologies, Inc.*	55,590	791,046
Badger Meter, Inc.	16,590	2,527,486
Bel Fuse, Inc., Class A	690	124,338
Bel Fuse, Inc., Class B	5,630	1,114,627
Belden, Inc.	22,035	2,530,279
Benchmark Electronics, Inc.	18,918	1,060,543
Climb Global Solutions, Inc.	9,400	186,308
CTS Corp.	18,100	864,456
Daktronics, Inc.*	14,230	278,196
ePlus, Inc.	14,700	1,106,175
Evolv Technologies Holdings, Inc.*	73,530	444,857
Fabrinet*	19,500	10,169,640
Frequency Electronics, Inc.*	2,200	97,372
Insight Enterprises, Inc.*	15,843	1,061,639
Itron, Inc.*	25,790	2,311,558
Kimball Electronics, Inc.*	12,540	297,073
Knowles Corp.*	38,300	983,544
Methode Electronics, Inc.	23,900	131,928
MicroVision, Inc.*	228,740	146,668
Mirion Technologies, Inc., Class A*	130,750	2,430,643
M-Tron Industries, Inc.*	700	46,795
Napco Security Technologies, Inc.	17,760	699,566
Neonode, Inc.*	5,200	7,280
nLight, Inc.*	25,300	1,442,606
Novanta, Inc.*	19,540	2,307,869
OSI Systems, Inc.*	8,468	2,248,339
Ouster, Inc.*	24,450	449,147
PC Connection, Inc.	8,730	510,356
Plexus Corp.*	14,495	2,935,817
Powerfleet, Inc.*	51,830	159,636
Richardson Electronics Ltd.	6,550	71,723
Rogers Corp.*	10,484	1,125,248
Sanmina Corp.*	28,500	3,694,740
ScanSource, Inc.*	13,229	480,213
TTM Technologies, Inc.*	53,401	5,202,325
Vishay Intertechnology, Inc.	59,200	1,065,600
Vishay Precision Group, Inc.*	6,300	273,546
Vuzix Corp.*	18,900	43,659

		58,386,161

IT Services (0.7%)
Applied Digital Corp.(x)*	129,690	3,078,841

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
ASGN, Inc.*	25,500	$987,105
Backblaze, Inc., Class A*	14,210	49,025
BigBear.ai Holdings, Inc.*	236,500	832,480
Commerce.com, Inc.*	42,660	113,902
Crexendo, Inc.*	1,700	10,489
CSP, Inc.	400	3,460
DigitalOcean Holdings, Inc.*	34,800	2,985,144
Fastly, Inc., Class A*	76,000	2,208,560
Grid Dynamics Holdings, Inc.*	31,340	178,638
Hackett Group, Inc. (The)(x)	12,259	159,490
Information Services Group, Inc.	20,810	79,910
TSS, Inc.*	12,600	163,926
Tucows, Inc., Class A*	7,770	133,333
Unisys Corp.*	53,274	110,277
VTEX, Class A*	17,700	70,800
Whitefiber, Inc.(x)*	9,900	117,909

		11,283,289

Semiconductors & Semiconductor Equipment (3.4%)
ACM Research, Inc., Class A*	27,600	1,086,060
Aehr Test Systems(x)*	23,660	877,313
Aeluma, Inc.(x)*	9,400	123,046
Alpha & Omega Semiconductor Ltd.*	13,030	288,745
Ambarella, Inc.*	21,080	1,085,093
Atomera, Inc.(x)*	10,100	38,481
Axcelis Technologies, Inc.*	18,300	1,703,364
CEVA, Inc.*	11,500	214,820
Cohu, Inc.*	22,731	696,023
Credo Technology Group Holding Ltd.*	86,854	8,152,985
Diodes, Inc.*	24,298	1,658,581
FormFactor, Inc.*	43,481	4,217,222
Ichor Holdings Ltd.*	18,280	852,031
Impinj, Inc.*	14,480	1,487,096
indie Semiconductor, Inc., Class A*	80,550	259,371
Kopin Corp.(x)*	21,000	47,250
Kulicke & Soffa Industries, Inc.	27,100	1,781,012
MaxLinear, Inc., Class A*	41,993	730,258
Navitas Semiconductor Corp., Class A(x)*	98,820	866,651
NVE Corp.	3,140	205,670
PDF Solutions, Inc.*	15,880	519,435
Penguin Solutions, Inc.*	24,800	436,480
Photronics, Inc.*	30,800	1,244,628
Power Integrations, Inc.	32,548	1,666,458
Rambus, Inc.*	57,630	4,957,909
Rigetti Computing, Inc.*	177,460	2,491,538
Semtech Corp.*	48,756	3,748,849
Silicon Laboratories, Inc.*	17,670	3,678,011
SiTime Corp.*	11,840	4,088,944
SkyWater Technology, Inc.*	15,050	412,521
Synaptics, Inc.*	23,507	1,646,430
Ultra Clean Holdings, Inc.*	28,080	1,746,014
Veeco Instruments, Inc.*	31,216	1,056,974

		54,065,263

Software (4.3%)
8x8, Inc.*	101,080	167,793
A10 Networks, Inc.	35,110	811,743
ACI Worldwide, Inc.*	57,936	2,375,955
Adeia, Inc.	59,283	1,424,571
Agilysys, Inc.*	14,420	1,025,839
Airship AI Holdings, Inc.(x)*	41,710	94,265
Alarm.com Holdings, Inc.*	26,300	1,135,897
Alkami Technology, Inc.(x)*	38,120	597,340
Amplitude, Inc., Class A*	59,550	406,131
Appian Corp., Class A*	20,000	482,200
Arteris, Inc.*	4,940	81,214
Asana, Inc., Class A*	52,200	334,080
AudioEye, Inc.*	7,720	49,176
AvePoint, Inc.*	74,280	706,403
Bit Digital, Inc.*	122,600	160,606
Bitdeer Technologies Group, Class A(x)*	50,200	434,230
Blackbaud, Inc.*	18,297	706,447
BlackLine, Inc.*	26,910	995,670
Blend Labs, Inc., Class A*	129,660	220,422
Box, Inc., Class A*	79,090	1,869,688
Braze, Inc., Class A*	42,686	1,007,816
C3.ai, Inc., Class A*	67,660	569,697
Cerence, Inc.*	28,550	180,151
Chaince Digital Holdings, Inc.(x)*	7,600	30,248
Cipher Digital, Inc.*	177,010	2,278,119
Cleanspark, Inc.(x)*	151,850	1,292,244
Clear Secure, Inc., Class A	44,540	2,156,181
Clearwater Analytics Holdings, Inc., Class A*	152,228	3,600,192
Commvault Systems, Inc.*	24,774	1,929,647
Consensus Cloud Solutions, Inc.*	10,739	254,944
Core Scientific, Inc.*	154,260	2,307,730
CS Disco, Inc.*	35,790	136,718
Daily Journal Corp.(x)*	700	337,638
Digimarc Corp.(x)*	12,310	60,442
Digital Turbine, Inc.*	97,570	281,002
Domo, Inc., Class B*	26,660	81,580
D-Wave Quantum, Inc.*	196,552	2,836,245
eGain Corp.*	8,070	63,672
EverCommerce, Inc.*	19,800	226,314
Expensify, Inc., Class A*	5,100	4,436
Five9, Inc.*	42,700	647,759
Freshworks, Inc., Class A*	114,490	919,355
Hut 8 Corp.*	52,930	2,482,946
I3 Verticals, Inc., Class A*	10,990	245,736
Intapp, Inc.*	29,386	754,926
InterDigital, Inc.	13,975	4,220,450
Kaltura, Inc.*	23,780	29,012
Life360, Inc.*	9,000	367,380
LiveRamp Holdings, Inc.*	37,985	1,007,362
MARA Holdings, Inc.(x)*	187,648	1,531,208
Mitek Systems, Inc.*	21,600	291,600
N-able, Inc.*	34,400	160,648
NCR Voyix Corp.*	81,710	517,224
NextNav, Inc.*	51,730	828,715
ON24, Inc.*	30,580	247,698
OneSpan, Inc.	15,320	161,320
Ooma, Inc.*	15,400	224,070
Pagaya Technologies Ltd., Class A*	22,690	264,339
PagerDuty, Inc.*	48,240	299,570
PAR Technology Corp.*	22,430	298,992
Porch Group, Inc.*	43,430	311,393
Progress Software Corp.*	23,597	605,263
Q2 Holdings, Inc.*	34,750	1,643,675
Qualys, Inc.*	18,650	1,638,403
Rapid7, Inc.*	34,760	191,528
Red Violet, Inc.*	6,280	217,288
ReposiTrak, Inc.(x)	3,370	25,612
Rezolve AI plc(x)*	75,300	192,768
Rimini Street, Inc.*	42,080	138,022
Riot Platforms, Inc.*	185,720	2,295,499
SEMrush Holdings, Inc., Class A*	18,210	217,427
Silvaco Group, Inc.*	1,900	13,452
SoundHound AI, Inc., Class A(x)*	204,730	1,406,495
SoundThinking, Inc.*	9,650	63,883
Sprinklr, Inc., Class A*	75,930	455,580
Sprout Social, Inc., Class A*	25,970	148,029

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
SPS Commerce, Inc.*	20,900	$1,163,503
Telos Corp.*	29,060	121,761
Tenable Holdings, Inc.*	66,220	1,120,111
Terawulf, Inc.*	165,440	2,387,299
Varonis Systems, Inc.*	61,920	1,329,422
Vertex, Inc., Class A*	36,380	432,558
Viant Technology, Inc., Class A*	13,140	147,168
Weave Communications, Inc.*	23,800	109,956
WM Technology, Inc.*	22,350	14,715
Workiva, Inc., Class A*	28,600	1,705,418
Xperi, Inc.*	23,283	130,385
Yext, Inc.*	63,000	241,920
Zeta Global Holdings Corp., Class A*	113,050	1,799,756

		69,483,285

Technology Hardware, Storage & Peripherals (0.6%)
Corsair Gaming, Inc.*	19,700	109,335
CPI Card Group, Inc.*	3,660	53,107
Diebold Nixdorf, Inc.*	9,800	739,312
Eastman Kodak Co.*	30,460	275,663
GPGI, Inc., Class A	95,650	1,635,615
Immersion Corp.	25,820	140,977
IonQ, Inc.*	184,579	5,321,413
Quantum Computing, Inc.*	109,930	753,020
Turtle Beach Corp.*	13,320	135,065
Xerox Holdings Corp.(x)	57,700	74,433

		9,237,940

Total Information Technology		221,356,626

Materials (4.8%)
Chemicals (1.6%)
AdvanSix, Inc.	13,500	329,400
American Vanguard Corp.*	21,460	53,435
Arq, Inc.*	6,240	15,974
Ascent Industries Co.*	900	11,979
Aspen Aerogels, Inc.*	43,450	148,599
Avient Corp.	48,500	1,760,550
Balchem Corp.	18,225	3,088,773
Cabot Corp.	24,640	1,855,638
Chemours Co. (The)	84,180	1,854,485
Core Molding Technologies, Inc.*	2,880	64,512
Ecovyst, Inc.*	65,350	840,401
Flotek Industries, Inc.(x)*	13,830	234,695
Hawkins, Inc.	10,100	1,551,360
HB Fuller Co.	30,739	1,895,982
Ingevity Corp.*	19,600	1,396,108
Innospec, Inc.	13,700	1,000,374
Intrepid Potash, Inc.*	5,650	241,651
Koppers Holdings, Inc.	10,793	417,473
Kronos Worldwide, Inc.	23,840	156,629
LSB Industries, Inc.*	33,430	498,107
Mativ Holdings, Inc.	33,027	287,335
Minerals Technologies, Inc.	18,040	1,279,397
Orion SA	33,900	220,350
Perimeter Solutions, Inc.*	66,230	1,617,337
PureCycle Technologies, Inc.(x)*	72,570	376,638
Quaker Chemical Corp.	7,500	931,725
Rayonier Advanced Materials, Inc.*	39,560	437,929
Sensient Technologies Corp.	21,305	1,841,604
Solesence, Inc.*	2,120	2,011
Stepan Co.	11,388	569,172
Trinseo plc(x)	2,920	307
Tronox Holdings plc	64,240	627,625
Valhi, Inc.	2,320	33,176

		25,640,731

Construction Materials (0.2%)
Knife River Corp.*	30,280	2,472,362
Smith-Midland Corp.(x)*	1,170	38,060
Titan America SA	9,100	136,318
United States Lime & Minerals, Inc.	5,770	753,620

		3,400,360

Containers & Packaging (0.2%)
Ardagh Metal Packaging SA	81,150	328,658
Greif, Inc., Class A	9,800	657,286
Greif, Inc., Class B	3,000	262,620
Myers Industries, Inc.	13,300	281,694
O-I Glass, Inc.*	91,000	956,410
Ranpak Holdings Corp., Class A*	28,520	101,816
TriMas Corp.	16,900	607,386

		3,195,870

Metals & Mining (2.7%)
Alpha Metallurgical Resources, Inc.*	5,830	1,196,724
American Battery Technology Co.(x)*	60,800	169,632
Caledonia Mining Corp. plc(x)	8,780	198,340
Century Aluminum Co.*	30,550	1,792,980
Coeur Mining, Inc.*	549,220	10,308,859
Commercial Metals Co.	59,790	3,672,900
Compass Minerals International, Inc.*	19,500	455,325
Constellium SE*	74,830	1,839,321
Contango Silver & Gold, Inc.*	7,040	132,000
Dakota Gold Corp.*	34,760	175,538
Ferroglobe plc	67,200	276,864
Friedman Industries, Inc.	300	5,316
Hecla Mining Co.	346,749	6,459,934
Idaho Strategic Resources, Inc.*	7,800	250,536
Ivanhoe Electric, Inc.*	58,140	687,215
Kaiser Aluminum Corp.	8,791	1,059,403
Lifezone Metals Ltd.*	5,090	17,102
Materion Corp.	11,545	1,669,984
Metallus, Inc.*	23,300	380,722
NioCorp Developments Ltd.*	43,900	195,794
Novagold Resources, Inc.*	165,200	1,483,496
Perpetua Resources Corp.*	46,350	1,303,362
Ramaco Resources, Inc., Class A*	15,991	247,221
Ryerson Holding Corp.	23,670	532,102
SSR Mining, Inc.*	113,970	3,350,718
SunCoke Energy, Inc.	42,510	276,740
Tredegar Corp.*	14,409	114,552
United States Antimony Corp.*	63,900	557,847
US Gold Corp.(x)*	4,200	63,798
US Goldmining, Inc.*	300	3,489
USA Rare Earth, Inc.*	99,100	1,499,879
Vox Royalty Corp.	9,800	51,352
Warrior Met Coal, Inc.	27,880	2,597,022
Worthington Steel, Inc.	20,580	624,603

		43,650,670

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	10,168	146,216
Magnera Corp.*	17,000	161,670
Sylvamo Corp.	18,180	767,923

		1,075,809

Total Materials		76,963,440

Real Estate (5.3%)
Diversified REITs (0.5%)
AH Realty Trust, Inc. (REIT)	33,800	185,900
Alpine Income Property Trust, Inc. (REIT)	8,340	150,120
American Assets Trust, Inc. (REIT)	24,318	447,694
Broadstone Net Lease, Inc. (REIT)	100,460	1,835,404
CTO Realty Growth, Inc. (REIT)	13,118	242,552

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Essential Properties Realty Trust, Inc. (REIT)	101,330	$3,076,379
Gladstone Commercial Corp. (REIT)	38,800	443,484
Global Net Lease, Inc. (REIT)	112,759	1,055,424
Modiv Industrial, Inc. (REIT), Class C	1,700	24,344
NexPoint Diversified Real Estate Trust (REIT)	27,336	127,659

		7,588,960

Health Care REITs (1.0%)
American Healthcare REIT, Inc. (REIT)	96,084	4,531,321
CareTrust REIT, Inc. (REIT)	122,673	4,495,966
Chiron Real Estate, Inc. (REIT)	7,680	254,054
Community Healthcare Trust, Inc. (REIT)	12,500	198,625
Diversified Healthcare Trust (REIT)	122,460	813,134
LTC Properties, Inc. (REIT)	20,169	749,480
National Health Investors, Inc. (REIT)	26,028	2,104,624
Sabra Health Care REIT, Inc. (REIT)	129,963	2,499,189
Sila Realty Trust, Inc. (REIT)	31,100	736,448
Strawberry Fields REIT, Inc. (REIT)	2,250	26,775
Universal Health Realty Income Trust (REIT)	6,050	244,844

		16,654,460

Hotel & Resort REITs (0.6%)
Apple Hospitality REIT, Inc. (REIT)	101,430	1,167,459
Braemar Hotels & Resorts, Inc. (REIT)	62,510	147,524
Chatham Lodging Trust (REIT)	22,650	178,256
DiamondRock Hospitality Co. (REIT)	115,998	1,086,901
Pebblebrook Hotel Trust (REIT)(x)	61,712	779,423
RLJ Lodging Trust (REIT)(x)	74,476	552,612
Ryman Hospitality Properties, Inc. (REIT)	32,934	3,038,820
Service Properties Trust (REIT)	95,200	128,996
Summit Hotel Properties, Inc. (REIT)	53,600	236,912
Sunstone Hotel Investors, Inc. (REIT)	103,038	928,372
Xenia Hotels & Resorts, Inc. (REIT)	42,200	625,826

		8,871,101

Industrial REITs (0.4%)
Industrial Logistics Properties Trust (REIT)	24,560	139,501
Innovative Industrial Properties, Inc. (REIT)	15,830	794,033
LXP Industrial Trust (REIT)	32,647	1,510,250
One Liberty Properties, Inc. (REIT)	11,303	242,562
Terreno Realty Corp. (REIT)	54,950	3,375,029

		6,061,375

Office REITs (0.4%)
Brandywine Realty Trust (REIT)	78,700	213,277
COPT Defense Properties (REIT)	59,410	1,817,946
Douglas Emmett, Inc. (REIT)	87,070	820,199
Easterly Government Properties, Inc. (REIT), Class A	25,888	554,780
Empire State Realty Trust, Inc. (REIT), Class A	74,300	386,360
Franklin Street Properties Corp. (REIT)	37,840	25,145
Hudson Pacific Properties, Inc. (REIT)*	26,304	155,457
JBG SMITH Properties (REIT)(x)	24,870	363,351
NET Lease Office Properties (REIT)	8,330	95,961
Peakstone Realty Trust (REIT)	16,550	345,729
Piedmont Realty Trust, Inc. (REIT)*	72,000	473,040
Postal Realty Trust, Inc. (REIT), Class A	16,480	305,869
SL Green Realty Corp. (REIT)	38,670	1,428,470

		6,985,584

Real Estate Management & Development (0.6%)
American Realty Investors, Inc.*	610	9,424
Compass, Inc., Class A*	335,237	2,450,582
Cushman & Wakefield Ltd.*	126,696	1,553,293
Douglas Elliman, Inc.*	2,900	4,756
eXp World Holdings, Inc.	45,480	272,425
Forestar Group, Inc.*	12,763	311,928
FRP Holdings, Inc.*	7,820	171,102
Kennedy-Wilson Holdings, Inc.	70,024	757,660
Marcus & Millichap, Inc.	16,000	425,440
Maui Land & Pineapple Co., Inc.*	1,740	26,778
Newmark Group, Inc., Class A	84,624	1,268,514
RE/MAX Holdings, Inc., Class A*	23,290	134,150
Real Brokerage, Inc. (The)*	68,170	170,425
RMR Group, Inc. (The), Class A	11,696	180,937
Seaport Entertainment Group, Inc.*	900	19,332
St Joe Co. (The)	16,700	1,048,760
Stratus Properties, Inc.*	3,180	97,054
Tejon Ranch Co.*	12,042	226,871
Transcontinental Realty Investors, Inc.*	1,010	35,229

		9,164,660

Residential REITs (0.3%)
BRT Apartments Corp. (REIT)	11,410	152,209
Centerspace (REIT)	9,149	525,610
Clipper Realty, Inc. (REIT)	14,820	44,757
Independence Realty Trust, Inc. (REIT)	130,047	1,936,400
NexPoint Residential Trust, Inc. (REIT)	10,760	269,000
UMH Properties, Inc. (REIT)	39,770	573,881
Veris Residential, Inc. (REIT)	34,700	654,789

		4,156,646

Retail REITs (1.2%)
Acadia Realty Trust (REIT)	73,783	1,410,731
Alexander’s, Inc. (REIT)	715	168,883
CBL & Associates Properties, Inc. (REIT)	13,400	514,962
Curbline Properties Corp. (REIT)	46,600	1,201,814
FrontView REIT, Inc. (REIT)	7,900	122,213
Getty Realty Corp. (REIT)	26,575	845,085
InvenTrust Properties Corp. (REIT)	42,530	1,295,464
Kite Realty Group Trust (REIT)	123,422	3,030,010
Macerich Co. (The) (REIT)	141,990	2,683,611
NETSTREIT Corp. (REIT)(x)	41,410	779,750
Phillips Edison & Co., Inc. (REIT)	68,960	2,580,483
Saul Centers, Inc. (REIT)	7,150	232,947
SITE Centers Corp. (REIT)	29,300	158,220
Tanger, Inc. (REIT)	61,730	2,097,586
Urban Edge Properties (REIT)	63,500	1,268,730
Whitestone REIT (REIT)	25,200	406,980

		18,797,469

Specialized REITs (0.3%)
Farmland Partners, Inc. (REIT)(x)	20,500	230,215
Four Corners Property Trust, Inc. (REIT)	57,720	1,365,078
Gladstone Land Corp. (REIT)	23,500	239,700
Outfront Media, Inc. (REIT)	76,807	2,035,386
Safehold, Inc. (REIT)	33,057	447,261

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Smartstop Self Storage REIT, Inc. (REIT)	29,900	$905,372

		5,223,012

Total Real Estate		83,503,267

Utilities (3.0%)
Electric Utilities (0.9%)
Genie Energy Ltd., Class B	10,190	144,087
Hawaiian Electric Industries, Inc.*	90,890	1,348,807
MGE Energy, Inc.	20,279	1,567,364
Oklo, Inc., Class A*	65,600	3,253,104
Otter Tail Corp.	19,325	1,696,155
Portland General Electric Co.	61,682	3,254,959
TXNM Energy, Inc.	54,971	3,213,605

		14,478,081

Gas Utilities (1.1%)
Brookfield Infrastructure Corp., Class A	65,209	2,577,060
Chesapeake Utilities Corp.	11,500	1,453,255
New Jersey Resources Corp.	57,662	3,166,797
Northwest Natural Holding Co.	21,292	1,133,160
ONE Gas, Inc.	32,840	2,828,509
RGC Resources, Inc.	2,410	53,141
Southwest Gas Holdings, Inc.	36,196	3,145,432
Spire, Inc.	30,382	2,750,786

		17,108,140

Independent Power and Renewable Electricity Producers (0.3%)
Hallador Energy Co.*	14,810	241,107
Montauk Renewables, Inc.*	45,680	52,532
Ormat Technologies, Inc.	34,110	3,817,591

		4,111,230

Multi-Utilities (0.4%)
Avista Corp.	40,889	1,641,284
Black Hills Corp.	40,929	2,840,882
Northwestern Energy Group, Inc.	34,768	2,292,602
Unitil Corp.	8,100	423,144

		7,197,912

Water Utilities (0.3%)
American States Water Co.	21,158	1,599,968
Cadiz, Inc.*	33,730	165,614
California Water Service Group	31,440	1,425,490
Consolidated Water Co. Ltd.	9,050	299,736
Global Water Resources, Inc.	7,670	58,215
H2O America(x)	18,170	1,066,034
Middlesex Water Co.	11,300	588,165
Pure Cycle Corp.*	13,280	133,597
York Water Co. (The)	6,190	188,486

		5,525,305

Total Utilities		48,420,668

Total Common Stocks (99.1%) (Cost $1,042,153,285)		1,577,616,940

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)†
Food Products (0.0%)†
TreeHouse Foods, Inc., CVR*	27,000	47,250

Total Consumer Staples		47,250

Health Care (0.0%)†
Biotechnology (0.0%)†
89bio, Inc., CVR *	61,550	18,464
Aduro Biotech, Inc., CVR (r)*	10,614	—
Akero Therapeutics, Inc., CVR *	39,050	19,525
Cartesian Therapeutics, Inc. *	11,360	1,534
Chinook Therapeutics, Inc., CVR *	35,960	7,192
Metsera, Inc., CVR (x)*	27,845	125,302
Sanofi Aatd, Inc., CVR(r)*	19,600	9,518

		181,535

Health Care Equipment & Supplies (0.0%)†
Paragon 28, Inc., CVR(r)*	33,030	2,230

Life Sciences Tools & Services (0.0%)
OmniAb, Inc., expiring 11/1/27(r)*	7,376	—

Pharmaceuticals (0.0%)†
Rain Oncology, Inc., CVR(r)(x)*	21,290	798

Total Health Care		184,563

Information Technology (0.0%)†
Electronic Equipment, Instruments & Components (0.0%)†
M-Tron Industries, Inc., expiring 4/15/26*	700	1,470

Total Information Technology		1,470

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	23,700	35,550

Total Materials		35,550

Total Rights (0.0%)† (Cost $215,465)		268,833

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.6%)
Allspring Government Money Market Fund, Select Shares 3.60% (7 day yield) (xx)	16,000,000	16,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.54% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	7,348,143	7,348,143

Total Investment Companies		25,348,143

Total Short-Term Investments (1.6%) (Cost $25,348,143)		25,348,143

Total Investments in Securities (100.7%) (Cost $1,067,716,893)		1,603,233,916
Other Assets Less Liabilities (-0.7%)		(11,396,472)

Net Assets (100%)		$1,591,837,444

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the market value or fair value, as applicable, of these securities amounted to $534,661 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $32,069,088. This was collateralized by $6,452,574 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.375%, maturing 4/15/26 – 11/15/55 and by cash of $25,348,143 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	97	6/2026	USD	12,184,170	23,900

					23,900

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$41,117,865	$—	$—		$41,117,865
Consumer Discretionary	133,240,188	—	—		133,240,188
Consumer Staples	29,111,689	—	—		29,111,689
Energy	106,255,644	—	—		106,255,644
Financials	270,170,870	—	—	(a)	270,170,870
Health Care	280,270,563	—	—	(a)	280,270,563
Industrials	287,206,120	—	—		287,206,120
Information Technology	221,356,626	—	—		221,356,626
Materials	76,963,440	—	—		76,963,440
Real Estate	83,503,267	—	—		83,503,267
Utilities	48,420,668	—	—		48,420,668
Futures	23,900	—	—		23,900
Rights
Consumer Staples	—	47,250	—		47,250
Health Care	—	172,017	12,546		184,563
Information Technology	1,470	—	—		1,470
Materials	—	35,550	—		35,550
Short-Term Investments
Investment Companies	25,348,143	—	—		25,348,143

Total Assets	$1,602,990,453	$254,817	$12,546		$1,603,257,816

Total Liabilities	$—	$—	$—		$—

Total	$1,602,990,453	$254,817	$12,546		$1,603,257,816

(a)	Value is zero.

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$736,011,123
Aggregate gross unrealized depreciation	(205,161,306)

Net unrealized appreciation	$530,849,817

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,072,407,999

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Health Care (98.9%)
Biotechnology (46.0%)
AbbVie, Inc.	21,271	$4,626,230
Abivax SA (ADR)*	6,783	755,287
Adlai Nortye Ltd. (ADR)*	1,205	8,339
Agios Pharmaceuticals, Inc.*	2,991	101,186
Aktis Oncology, Inc.(x)*	4,864	87,017
Allogene Therapeutics, Inc.*	92,282	225,168
Alnylam Pharmaceuticals, Inc.*	8,196	2,711,811
Amgen, Inc.	4,618	1,624,843
Annexon, Inc.*	10,634	58,912
Apogee Therapeutics, Inc.*	8,836	743,726
Argenx SE (ADR)*	6,815	4,976,654
Arrowhead Pharmaceuticals, Inc.*	5,261	329,865
Ascendis Pharma A/S (ADR)*	10,563	2,416,075
Atrium Therapeutics, Inc.*	10,400	139,048
Aura Biosciences, Inc.(x)*	7,297	48,817
Beam Therapeutics, Inc.*	18,674	445,001
BeOne Medicines Ltd., Class H*	87,355	1,980,069
BeOne Medicines Ltd. (ADR)*	839	249,158
Bicara Therapeutics, Inc.*	12,681	252,225
Bicycle Therapeutics plc (ADR)*	20,819	96,600
Biohaven Ltd.*	21,694	183,531
BridgeBio Oncology Therapeutics, Inc., Class A(x)*	6,580	58,891
Bridgebio Pharma, Inc.*	13,571	1,007,782
Cabaletta Bio, Inc.*	646	1,738
Caris Life Sciences, Inc.(x)*	20,649	369,204
Celcuity, Inc.*	8,270	943,938
Celldex Therapeutics, Inc.*	8,612	273,173
CG oncology, Inc.*	18,622	1,260,337
Climb Bio, Inc.*	27,800	190,430
Cogent Biosciences, Inc.*	5,712	219,855
Corvus Pharmaceuticals, Inc.(x)*	12,357	180,783
Crescent Biopharma, Inc.(x)*	4,414	81,085
Cullinan Therapeutics, Inc.*	10,800	153,468
Cytokinetics, Inc.*	9,779	644,534
Denali Therapeutics, Inc.*	8,698	167,002
Dianthus Therapeutics, Inc.*	8,436	707,949
Disc Medicine, Inc.*	3,569	228,202
Eikon Therapeutics, Inc.*	5,071	53,651
Entrada Therapeutics, Inc.*	9,365	118,186
Erasca, Inc.*	20,300	328,454
Evommune, Inc.(x)*	4,008	92,144
Generate Biomedicines, Inc.*	13,097	163,712
Gilead Sciences, Inc.	30,437	4,242,005
Ideaya Biosciences, Inc.*	5,631	187,625
Immatics NV*	10,100	99,384
Immix Biopharma, Inc.*	5,000	45,550
Immuneering Corp., Class A(x)*	12,686	66,855
Immunocore Holdings plc (ADR)*	12,627	380,704
Immunome, Inc.(x)*	27,600	603,612
Immunovant, Inc.(x)*	1,300	32,292
Incyte Corp.*	6,407	603,027
Insmed, Inc.*	10,928	1,786,947
Ionis Pharmaceuticals, Inc.*	13,552	1,017,620
Iovance Biotherapeutics, Inc.(x)*	45,491	159,673
Kodiak Sciences, Inc.*	15,517	591,508
Krystal Biotech, Inc.*	4,423	1,142,549
Kymera Therapeutics, Inc.*	16,590	1,381,781
Kyverna Therapeutics, Inc.*	22,961	198,153
Madrigal Pharmaceuticals, Inc.*	1,138	595,709
Mirum Pharmaceuticals, Inc.*	5,521	510,030
Moderna, Inc.*	3,412	173,330
Monopar Therapeutics, Inc.(x)*	571	31,285
Monte Rosa Therapeutics, Inc.*	33,015	543,097
MoonLake Immunotherapeutics, Class A*	18,051	336,471
Natera, Inc.*	8,505	1,700,915
Nurix Therapeutics, Inc.*	21,883	339,187
Nuvalent, Inc., Class A*	7,432	761,408
Olema Pharmaceuticals, Inc.*	11,900	177,429
ORIC Pharmaceuticals, Inc.*	28,225	357,611
Oruka Therapeutics, Inc.*	9,182	450,377
Palvella Therapeutics, Inc.*	2,375	296,044
Praxis Precision Medicines, Inc.*	2,882	928,552
Protagonist Therapeutics, Inc.*	17,721	1,867,793
Regeneron Pharmaceuticals, Inc.	5,683	4,390,913
Relay Therapeutics, Inc.*	25,532	254,043
Replimune Group, Inc.*	27,145	207,659
Revolution Medicines, Inc.*	22,862	2,223,329
Rhythm Pharmaceuticals, Inc.*	4,253	369,883
Rocket Pharmaceuticals, Inc.(x)*	16,956	60,702
Roivant Sciences Ltd.*	68,985	1,910,885
Scholar Rock Holding Corp.*	23,492	1,154,867
Sensorion SA(x)*	231,608	110,451
Shattuck Labs, Inc.*	26,700	171,681
Sionna Therapeutics, Inc.(x)*	9,955	399,096
Spyre Therapeutics, Inc.*	14,559	734,356
Stoke Therapeutics, Inc.*	8,292	269,988
Summit Therapeutics, Inc.(x)*	94,054	1,783,264
Tango Therapeutics, Inc.(x)*	10,000	209,200
Tectonic Therapeutic, Inc.(x)*	1,900	58,729
Tenax Therapeutics, Inc.*	5,550	88,745
Tyra Biosciences, Inc.*	4,800	183,840
United Therapeutics Corp.*	3,792	2,248,580
Vaxcyte, Inc.*	4,852	281,950
Vera Therapeutics, Inc., Class A*	20,402	820,772
Vertex Pharmaceuticals, Inc.*	8,804	3,931,338
Viridian Therapeutics, Inc.*	6,379	124,773
Xencor, Inc.(x)*	9,370	113,002
Zai Lab Ltd. (ADR)(x)*	5,474	102,966

		73,117,615

Health Care Equipment & Supplies (9.1%)
Boston Scientific Corp.*	19,274	1,209,444
Edwards Lifesciences Corp.*	8,786	703,583
IDEXX Laboratories, Inc.*	39	21,914
Inspire Medical Systems, Inc.*	1,900	98,002
Intuitive Surgical, Inc.*	12,795	5,898,367
Kestra Medical Technologies Ltd.(x)*	12,124	241,631
Lantheus Holdings, Inc.*	1,077	81,690
PROCEPT BioRobotics Corp.*	6,032	150,860
Saluda Medical, Inc. (CRDI)*	57,441	32,946
Sonova Holding AG (Registered)	1,719	389,651
Stryker Corp.	17,093	5,616,589

		14,444,677

Health Care Providers & Services (11.9%)
Alignment Healthcare, Inc.*	24,456	430,915
Billiontoone, Inc., Class A(x)*	4,058	320,338
BrightSpring Health Services, Inc.(x)*	37,764	1,609,124
Cardinal Health, Inc.	5,506	1,163,473
Cencora, Inc.	2,803	880,534
Centene Corp.*	8,755	286,639
Cigna Group (The)	4,640	1,237,720
CVS Health Corp.	19,718	1,416,147
Elevance Health, Inc.	3,774	1,104,838
Encompass Health Corp.	2,805	271,328
Guardant Health, Inc.*	15,907	1,469,330
HCA Healthcare, Inc.	3,189	1,509,162
McKesson Corp.	416	359,990
Molina Healthcare, Inc.*	1,513	201,683

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Tenet Healthcare Corp.*	8,917	$1,682,727
UnitedHealth Group, Inc.	18,296	4,950,715

		18,894,663

Life Sciences Tools & Services (7.7%)
Bio-Rad Laboratories, Inc., Class A(x)*	807	224,951
Charles River Laboratories International, Inc.*	1,400	241,500
Danaher Corp.	17,458	3,310,037
Ginkgo Bioworks Holdings, Inc., Class A(x)*	1,346	8,251
IQVIA Holdings, Inc.*	3,330	567,898
Medpace Holdings, Inc.*	350	168,067
Repligen Corp.*	2,100	247,422
Revvity, Inc.(x)	3,827	335,283
Sartorius AG (Preference)(q)	822	200,591
Thermo Fisher Scientific, Inc.	13,345	6,559,468
West Pharmaceutical Services, Inc.	1,600	401,024

		12,264,492

Pharmaceuticals (24.2%)
Alto Neuroscience, Inc.*	4,100	92,168
Alumis, Inc.*	20,125	443,354
AstraZeneca plc	25,858	5,099,715
Axsome Therapeutics, Inc.*	2,479	419,001
Belite Bio, Inc. (ADR)(x)*	3,500	558,040
Chugai Pharmaceutical Co. Ltd.	18,700	1,034,640
Crinetics Pharmaceuticals, Inc.*	18,641	677,041
Eli Lilly & Co.	17,620	16,206,347
Enliven Therapeutics, Inc.(x)*	800	31,360
Johnson & Johnson	16,135	3,944,039
Liquidia Corp.*	3,938	148,620
MBX Biosciences, Inc.(x)*	12,965	387,005
MediWound Ltd.(x)*	946	15,240
Merck & Co., Inc.	45,996	5,532,859
Novo Nordisk A/S (ADR)(x)	8,055	296,021
Ocular Therapeutix, Inc.*	24,400	206,668
Pharvaris NV*	6,972	196,959
Rapport Therapeutics, Inc.(x)*	11,559	361,681
Royalty Pharma plc, Class A	19,273	924,526
SpyGlass Pharma, Inc.(x)*	4,214	109,185
Structure Therapeutics, Inc. (ADR)*	20,768	1,001,018
Tarsus Pharmaceuticals, Inc.*	3,388	237,668
Viatris, Inc.	14,600	197,246
WaVe Life Sciences Ltd.*	35,693	258,774

		38,379,175

Total Common Stocks (98.9%) (Cost $104,518,349)		157,100,622

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Generation Bio Co., CVR* (Cost $2,370)	3,013	2,370

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Revolution Medicines, Inc., expiring 12/17/26*	3,127	5,441

Health Care Providers & Services (0.0%)†
GeneDx Holdings Corp., expiring 7/22/26*	3,332	27

Life Sciences Tools & Services (0.0%)
SomaLogic, Inc., expiring 8/31/26(r)*	1,418	—

Total Health Care		5,468

Total Warrants (0.0%)† (Cost $—)		5,468

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.9%)
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	1,502,455	1,502,455

Total Short-Term Investments (0.9%) (Cost $1,502,455)		1,502,455

Total Investments in Securities (99.8%) (Cost $106,023,174)		158,610,915
Other Assets Less Liabilities (0.2%)		333,133

Net Assets (100%)		$158,944,048

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $6,693,467. This was collateralized by $4,861,827 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.375%, maturing 4/15/26 – 11/15/55 and by cash of $1,502,455 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CRDI — CREST Depository Interest

CVR — Contingent Value Right

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Health Care	$153,352,274	$3,748,348	$—		$157,100,622
Rights
Health Care	—	2,370	—		2,370
Short-Term Investments
Investment Companies	1,502,455	—	—		1,502,455
Warrants
Health Care	5,468	—	—	(a)	5,468

Total Assets	$154,860,197	$3,750,718	$—		$158,610,915

Total Liabilities	$—	$—	$—		$—

Total	$154,860,197	$3,750,718	$—		$158,610,915

(a)	Value is zero.

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,204,408
Aggregate gross unrealized depreciation	(8,540,782)

Net unrealized appreciation	$51,663,626

Federal income tax cost of investments in securities and derivative instruments, if applicable	$106,947,289

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.1%)
Diversified Telecommunication Services (2.5%)
Verizon Communications, Inc.	712,582	$35,771,616

Interactive Media & Services (3.6%)
Alphabet, Inc., Class C	182,508	52,354,245

Total Communication Services		88,125,861

Consumer Discretionary (6.0%)
Household Durables (4.2%)
Lennar Corp., Class A	309,030	26,836,165
Sony Group Corp. (ADR)(x)	1,637,107	33,888,115

		60,724,280

Specialty Retail (1.8%)
Lowe’s Cos., Inc.	112,978	26,694,442

Total Consumer Discretionary		87,418,722

Consumer Staples (5.5%)
Beverages (2.2%)
Coca-Cola Co. (The)	428,826	32,612,217

Food Products (1.6%)
McCormick & Co., Inc. (Non-Voting)	468,169	23,614,445

Household Products (1.7%)
Procter & Gamble Co. (The)	166,878	24,103,858

Total Consumer Staples		80,330,520

Energy (5.0%)
Oil, Gas & Consumable Fuels (5.0%)
Chevron Corp.	164,706	34,077,671
TotalEnergies SE(x)	418,811	38,103,425

Total Energy		72,181,096

Financials (19.8%)
Banks (10.7%)
Cullen/Frost Bankers, Inc.	171,338	23,487,013
Mitsubishi UFJ Financial Group, Inc. (ADR)(x)	2,048,963	34,770,902
PNC Financial Services Group, Inc. (The)	150,284	31,272,597
US Bancorp	680,769	35,406,796
Wells Fargo & Co.	388,067	30,894,014

		155,831,322

Capital Markets (4.0%)
Ameriprise Financial, Inc.	80,936	35,967,958
Blackstone, Inc.	191,435	22,013,111

		57,981,069

Consumer Finance (3.1%)
Capital One Financial Corp.	242,907	44,313,524

Insurance (2.0%)
American International Group, Inc.	384,555	28,937,764

Total Financials		287,063,679

Health Care (9.4%)
Biotechnology (2.6%)
Amgen, Inc.	108,344	38,120,836

Health Care Equipment & Supplies (3.1%)
Alcon AG(x)	321,041	24,190,439
Medtronic plc	239,487	20,751,549

		44,941,988

Life Sciences Tools & Services (1.7%)
Danaher Corp.	125,210	23,739,816

Pharmaceuticals (2.0%)
Merck & Co., Inc.	242,906	29,219,163

Total Health Care		136,021,803

Industrials (10.8%)
Aerospace & Defense (2.3%)
General Dynamics Corp.	98,019	33,642,081

Ground Transportation (1.9%)
Uber Technologies, Inc.*	379,240	27,278,733

Machinery (6.6%)
Oshkosh Corp.	174,291	25,657,378
Parker-Hannifin Corp.	77,747	69,602,225

		95,259,603

Total Industrials		156,180,417

Information Technology (15.0%)
Communications Equipment (2.6%)
Motorola Solutions, Inc.	85,627	37,159,549

Electronic Equipment, Instruments & Components (2.4%)
Teledyne Technologies, Inc.*	57,232	34,625,932

Semiconductors & Semiconductor Equipment (3.7%)
Microchip Technology, Inc.	410,720	26,536,619
QUALCOMM, Inc.	216,108	27,830,389

		54,367,008

Software (6.3%)
Adobe, Inc.*	79,300	19,276,244
Microsoft Corp.	122,735	45,432,815
Synopsys, Inc.*	68,155	27,022,094

		91,731,153

Total Information Technology		217,883,642

Materials (12.9%)
Chemicals (10.1%)
Air Products and Chemicals, Inc.	98,003	28,468,892
Corteva, Inc.	676,340	56,616,421
Ecolab, Inc.	134,253	35,713,983
RPM International, Inc.	264,094	26,250,944

		147,050,240

Construction Materials (2.8%)
Martin Marietta Materials, Inc.	69,096	40,675,433

Total Materials		187,725,673

Real Estate (1.3%)
Residential REITs (1.3%)
Equity LifeStyle Properties, Inc. (REIT)	312,384	19,499,009

Total Real Estate		19,499,009

Utilities (6.6%)
Electric Utilities (2.3%)
Xcel Energy, Inc.	411,088	32,656,831

Gas Utilities (2.3%)
Atmos Energy Corp.	179,037	33,071,715

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Water Utilities (2.0%)
American Water Works Co., Inc.	217,473	$29,595,900

Total Utilities		95,324,446

Total Common Stocks (98.4%) (Cost $1,121,333,425)		1,427,754,868

SHORT-TERM INVESTMENTS:
Investment Companies (4.3%)
Allspring Government Money Market Fund, Select Shares 3.60% (7 day yield) (xx)	30,000,000	30,000,000
BlackRock Liquidity FedFund, Institutional Shares 3.55% (7 day yield) (xx)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.54% (7 day yield) (xx)	1,000,000	1,000,000
Goldman Sachs Financial Square Funds - Government Fund 3.56% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	9,044,215	9,044,215
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.57% (7 day yield) (xx)	1,000,000	1,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.58% (7 day yield) (xx)	10,000,000	10,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 3.60% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		62,044,215

Total Short-Term Investments (4.3%) (Cost $62,044,215)		62,044,215

Total Investments in Securities (102.7%) (Cost $1,183,377,640)		1,489,799,083
Other Assets Less Liabilities (-2.7%)		(39,650,583)

Net Assets (100%)		$1,450,148,500

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $67,493,956. This was collateralized by $5,560,305 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.375%, maturing 4/15/26 – 11/15/55 and by cash of $62,044,215 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$88,125,861	$—	$—	$88,125,861
Consumer Discretionary	87,418,722	—	—	87,418,722
Consumer Staples	80,330,520	—	—	80,330,520
Energy	72,181,096	—	—	72,181,096
Financials	287,063,679	—	—	287,063,679
Health Care	136,021,803	—	—	136,021,803
Industrials	156,180,417	—	—	156,180,417
Information Technology	217,883,642	—	—	217,883,642
Materials	187,725,673	—	—	187,725,673
Real Estate	19,499,009	—	—	19,499,009
Utilities	95,324,446	—	—	95,324,446
Short-Term Investments
Investment Companies	62,044,215	—	—	62,044,215

Total Assets	$1,489,799,083	$—	$—	$1,489,799,083

Total Liabilities	$—	$—	$—	$—

Total	$1,489,799,083	$—	$—	$1,489,799,083

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$363,121,538
Aggregate gross unrealized depreciation	(58,463,552)

Net unrealized appreciation	$304,657,986

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,185,141,097

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Energy (88.1%)
Energy Equipment & Services (4.8%)
SLB Ltd.	85,914	$4,415,120
Tenaris SA	76,366	2,230,615
Tenaris SA (ADR)(x)	44,545	2,591,628

		9,237,363

Oil, Gas & Consumable Fuels (83.3%)
BP plc (ADR)	55,439	2,605,633
Cameco Corp.	19,404	2,107,468
Canadian Natural Resources Ltd.	56,225	2,739,844
Cenovus Energy, Inc.	106,429	2,823,561
Cheniere Energy, Inc.	5,541	1,572,314
Chevron Corp.	77,025	15,936,472
ConocoPhillips	51,823	6,840,636
Coterra Energy, Inc.	261,311	9,182,469
Diamondback Energy, Inc.	47,363	9,367,928
Enbridge, Inc.	47,769	2,589,505
EOG Resources, Inc.	59,226	8,562,303
Equinor ASA	170,540	7,218,296
Equinor ASA (ADR)	28,496	1,202,531
Exxon Mobil Corp.	78,812	13,371,244
LUKOIL PJSC (ADR)(r)*	41,176	—
Marathon Petroleum Corp.	41,987	10,252,386
ONEOK, Inc.	47,541	4,297,231
Petroleo Brasileiro SA - Petrobras	411,780	4,268,963
Phillips 66	17,905	3,261,933
Reliance Industries Ltd. (GDR)§	87,253	5,099,897
Shell plc	356,497	16,647,273
Shell plc (ADR)	15,989	1,486,977
Targa Resources Corp.	29,914	7,500,337
TotalEnergies SE (New York Stock Exchange)	46,083	4,192,631
TotalEnergies SE (Paris Stock Exchange)	98,096	9,057,522
Williams Cos., Inc. (The)	111,428	8,109,730

		160,295,084

Total Energy		169,532,447

Materials (0.6%)
Metals & Mining (0.6%)
Glencore plc	147,947	1,127,356

Total Materials		1,127,356

Utilities (10.3%)
Electric Utilities (4.5%)
American Electric Power Co., Inc.	12,987	1,702,336
Enel SpA	101,221	1,101,979
Kansai Electric Power Co., Inc. (The)	9,127	150,335
NextEra Energy, Inc.	23,344	2,168,191
Southern Co. (The)	13,624	1,314,988
SSE plc	61,357	2,118,291

		8,556,120

Multi-Utilities (5.8%)
Dominion Energy, Inc.	24,975	1,543,955
E.ON SE	57,201	1,250,230
Engie SA	80,365	2,590,982
National Grid plc	87,365	1,472,881
Sempra	30,957	3,008,092
WEC Energy Group, Inc.	11,634	1,346,868

		11,213,008

Total Utilities		19,769,128

Total Common Stocks (99.0%) (Cost $114,629,165)		190,428,931

SHORT-TERM INVESTMENTS:
Investment Companies (0.9%)
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	1,707,963	1,707,963
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	86,616	86,625

Total Investment Companies		1,794,588

Total Short-Term Investments (0.9%) (Cost $1,794,588)		1,794,588

Total Investments in Securities (99.9%) (Cost $116,423,753)		192,223,519
Other Assets Less Liabilities (0.1%)		102,913

Net Assets (100%)		$192,326,432

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, the market value of these securities amounted to $5,099,897 or 2.7% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $2,310,793. This was collateralized by $613,284 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.750%, maturing 4/15/26 – 11/15/55 and by cash of $1,707,963 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Energy	$129,278,844	$40,253,603	$—	(a)	$169,532,447
Materials	—	1,127,356	—		1,127,356
Utilities	11,084,430	8,684,698	—		19,769,128
Short-Term Investments
Investment Companies	1,794,588	—	—		1,794,588

Total Assets	$142,157,862	$50,065,657	$—		$192,223,519

Total Liabilities	$—	$—	$—		$—

Total	$142,157,862	$50,065,657	$—		$192,223,519

(a)	Value is zero.

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$79,455,589
Aggregate gross unrealized depreciation	(3,834,389)

Net unrealized appreciation	$75,621,200

Federal income tax cost of investments in securities and derivative instruments, if applicable	$116,602,319

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.6%)
Diversified Telecommunication Services (0.1%)
AST SpaceMobile, Inc., Class A*	5,600	$464,072
Cogent Communications Holdings, Inc.	600	11,304
GCI Liberty, Inc., Class C*	100	3,721
Globalstar, Inc.*	1,353	89,866
IDT Corp., Class B	300	14,730
Iridium Communications, Inc.	200	5,548
Lumen Technologies, Inc.*	22,900	159,155

		748,396

Entertainment (1.7%)
Atlanta Braves Holdings, Inc., Class C*	1,300	55,510
Cinemark Holdings, Inc.	2,800	79,856
IMAX Corp.*	1,200	45,612
Liberty Media Corp.-Liberty Formula One, Class C*	1,800	153,036
Live Nation Entertainment, Inc.*	4,300	655,793
Madison Square Garden Entertainment Corp., Class A*	1,100	64,801
Netflix, Inc.*	213,974	20,573,600
ROBLOX Corp., Class A*	60,361	3,414,018
Roku, Inc.*	500	47,310
Spotify Technology SA*	4,100	1,988,131
Take-Two Interactive Software, Inc.*	1,700	335,750
TKO Group Holdings, Inc., Class A	800	161,320

		27,574,737

Interactive Media & Services (8.8%)
Alphabet, Inc., Class A	232,218	66,776,608
Alphabet, Inc., Class C	80,775	23,171,117
Cargurus, Inc., Class A*	2,200	74,910
fuboTV, Inc., Class A(x)*	424	4,011
Grindr, Inc.*	4,900	59,241
Meta Platforms, Inc., Class A	94,147	53,864,323
Pinterest, Inc., Class A(x)*	5,800	106,372
Reddit, Inc., Class A*	3,400	457,810
TripAdvisor, Inc.*	1,200	12,792
Trump Media & Technology Group Corp.(x)*	5,400	50,112
Yelp, Inc., Class A*	1,100	27,214

		144,604,510

Media (0.0%)†
DoubleVerify Holdings, Inc.*	2,000	19,000
John Wiley & Sons, Inc., Class A	500	19,050
Liberty Broadband Corp., Class C*	500	25,150
Magnite, Inc.*	3,800	45,144
Nexstar Media Group, Inc., Class A	200	36,166
NIQ Global Intelligence plc(x)*	3,300	37,521
Trade Desk, Inc. (The), Class A*	12,200	276,818

		458,849

Wireless Telecommunication Services (0.0%)†
Gogo, Inc.*	1,300	5,226
T-Mobile US, Inc.	3,086	648,153

		653,379

Total Communication Services		174,039,871

Consumer Discretionary (12.0%)
Automobile Components (0.0%)†
Dorman Products, Inc.*	700	73,052
LCI Industries	200	24,596
Patrick Industries, Inc.	900	99,963

		197,611

Automobiles (2.6%)
Tesla, Inc.*	112,160	41,695,480

Broadline Retail (4.3%)
Amazon.com, Inc.*	310,513	64,670,542
Coupang, Inc., Class A*	35,800	675,904
Etsy, Inc.*	1,500	74,970
MercadoLibre, Inc.*	1,635	2,826,948
Sea Ltd. (ADR)*	24,191	2,003,257

		70,251,621

Distributors (0.0%)†
Pool Corp.	112	22,661

Diversified Consumer Services (0.0%)†
Bright Horizons Family Solutions, Inc.*	800	65,704
Coursera, Inc.*	2,000	11,640
Covista, Inc.*	1,000	115,250
Duolingo, Inc., Class A*	1,000	98,570
Frontdoor, Inc.*	2,000	105,720
Grand Canyon Education, Inc.*	400	68,012
H&R Block, Inc.	2,100	66,654
Laureate Education, Inc.*	900	31,356
McGraw Hill, Inc.(x)*	1,600	21,920
OneSpaWorld Holdings Ltd.	2,700	61,965
Stride, Inc.*	1,200	105,804
Universal Technical Institute, Inc.*	1,300	46,930

		799,525

Hotels, Restaurants & Leisure (3.2%)
Airbnb, Inc., Class A*	11,100	1,401,708
Booking Holdings, Inc.	1,532	6,450,210
Brinker International, Inc.*	1,200	171,324
Carnival Corp.	9,100	235,508
Cava Group, Inc.*	130,400	10,549,360
Cheesecake Factory, Inc. (The)	1,300	71,175
Chipotle Mexican Grill, Inc.*	88,987	2,848,474
Choice Hotels International, Inc.(x)	400	41,400
Churchill Downs, Inc.	1,500	134,745
Darden Restaurants, Inc.	3,000	588,120
Domino’s Pizza, Inc.	308	110,507
DoorDash, Inc., Class A*	28,239	4,240,086
DraftKings, Inc., Class A*	13,200	285,384
Dutch Bros, Inc., Class A*	158,600	8,034,676
Expedia Group, Inc.	3,200	738,848
Flutter Entertainment plc, Class DI*	3,600	367,020
Hilton Grand Vacations, Inc.*	1,600	62,592
Hilton Worldwide Holdings, Inc.	6,200	1,885,296
Las Vegas Sands Corp.	8,400	452,592
Life Time Group Holdings, Inc.*	4,100	110,454
Marriott International, Inc., Class A	13,850	4,529,920
McDonald’s Corp.	1,068	331,924
Norwegian Cruise Line Holdings Ltd.*	11,100	207,570
Planet Fitness, Inc., Class A*	2,300	171,074
Red Rock Resorts, Inc., Class A	400	21,344
Restaurant Brands International, Inc.	5,700	421,230
Royal Caribbean Cruises Ltd.	6,900	1,898,742
Rush Street Interactive, Inc.*	193,700	4,212,975
Shake Shack, Inc., Class A*	1,100	97,317
Starbucks Corp.	4,153	372,067
Super Group SGHC Ltd.	4,300	46,440
Texas Roadhouse, Inc., Class A	1,800	297,252
Vail Resorts, Inc.(x)	800	102,656
Viking Holdings Ltd.*	4,800	352,704
Wingstop, Inc.	800	123,976
Wyndham Hotels & Resorts, Inc.	1,800	146,214
Yum! Brands, Inc.	2,600	404,248

		52,517,132

Household Durables (0.1%)
Cavco Industries, Inc.*	200	96,858

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Champion Homes, Inc.*	1,500	$111,555
Green Brick Partners, Inc.*	600	38,670
Installed Building Products, Inc.	600	159,090
SharkNinja, Inc.*	400	42,360
Somnigroup International, Inc.	4,900	362,208
Sonos, Inc.*	3,000	40,200
TopBuild Corp.*	100	35,130

		886,071

Leisure Products (0.0%)†
Acushnet Holdings Corp.	600	56,088
Peloton Interactive, Inc., Class A*	10,800	46,332

		102,420

Specialty Retail (1.7%)
Abercrombie & Fitch Co., Class A*	1,300	118,781
AutoZone, Inc.*	100	337,778
Boot Barn Holdings, Inc.*	800	117,088
Build-A-Bear Workshop, Inc.	400	14,980
Burlington Stores, Inc.*	1,700	553,146
Camping World Holdings, Inc., Class A	1,200	8,196
Carvana Co.*	20,700	6,507,666
Chewy, Inc., Class A*	6,000	162,000
Floor & Decor Holdings, Inc., Class A*	900	45,720
Group 1 Automotive, Inc.	100	33,063
Home Depot, Inc. (The)	20,174	6,635,027
Lowe’s Cos., Inc.	13,180	3,114,170
Murphy USA, Inc.	500	246,985
O’Reilly Automotive, Inc.*	69,270	6,394,314
RH*	100	13,982
Ross Stores, Inc.	1,774	384,301
Sonic Automotive, Inc., Class A	300	20,571
ThredUp, Inc., Class A*	2,900	9,512
TJX Cos., Inc. (The)	14,886	2,377,294
Tractor Supply Co.	14,540	658,662
Ulta Beauty, Inc.*	304	158,904
Upbound Group, Inc.	900	16,245
Valvoline, Inc.(x)*	3,100	104,408
Warby Parker, Inc., Class A*	2,700	56,889
Williams-Sonoma, Inc.	500	91,165

		28,180,847

Textiles, Apparel & Luxury Goods (0.1%)
Birkenstock Holding plc(x)*	1,000	35,830
Deckers Outdoor Corp.*	4,000	400,360
Kontoor Brands, Inc.	1,200	84,348
Lululemon Athletica, Inc.*	1,600	244,960
On Holding AG, Class A*	6,100	207,522
Ralph Lauren Corp.	100	34,399
Tapestry, Inc.	5,200	733,772
Wolverine World Wide, Inc.	1,100	17,952

		1,759,143

Total Consumer Discretionary		196,412,511

Consumer Staples (1.4%)
Beverages (0.4%)
Celsius Holdings, Inc.*	4,500	159,660
Coca-Cola Co. (The)	50,596	3,847,826
Coca-Cola Consolidated, Inc.	200	38,348
Monster Beverage Corp.*	18,546	1,343,843
PepsiCo, Inc.	5,118	794,774
Vita Coco Co., Inc. (The)*	1,300	62,283

		6,246,734

Consumer Staples Distribution & Retail (0.9%)
BJ’s Wholesale Club Holdings, Inc.*	500	49,210
Casey’s General Stores, Inc.	200	145,572
Chefs’ Warehouse, Inc. (The)*	1,000	59,450
Costco Wholesale Corp.	11,826	11,783,781
Performance Food Group Co.*	700	59,962
PriceSmart, Inc.	700	105,350
Sprouts Farmers Market, Inc.*	2,200	169,686
Sysco Corp.	6,566	468,353
Walmart, Inc.	11,600	1,441,648

		14,283,012

Food Products (0.0%)†
Cal-Maine Foods, Inc.	1,200	94,980
Darling Ingredients, Inc.*	600	37,110
Freshpet, Inc.*	300	17,688
Hershey Co. (The)	438	91,056
J & J Snack Foods Corp.	700	55,489
Marzetti Co. (The)	500	69,165
Simply Good Foods Co. (The)*	3,800	54,530
Tootsie Roll Industries, Inc.	515	22,001
Vital Farms, Inc.*	500	7,060

		449,079

Household Products (0.1%)
Colgate-Palmolive Co.	9,969	849,658
Energizer Holdings, Inc.	900	14,778
Kimberly-Clark Corp.	3,300	318,351
WD-40 Co.	400	81,576

		1,264,363

Personal Care Products (0.0%)†
Herbalife Ltd.*	2,400	35,328
Interparfums, Inc.	700	63,588

		98,916

Tobacco (0.0%)†
Turning Point Brands, Inc.	300	26,037

Total Consumer Staples		22,368,141

Energy (0.5%)
Energy Equipment & Services (0.1%)
Archrock, Inc.	4,700	163,560
Atlas Energy Solutions, Inc.	1,500	19,680
Cactus, Inc., Class A	1,900	90,003
Kodiak Gas Services, Inc.	2,300	134,136
Oceaneering International, Inc.*	2,400	85,128
Seadrill Ltd.*	700	31,850
SLB Ltd.	3,267	167,891
Solaris Energy Infrastructure, Inc., Class A	1,100	62,161
Tidewater, Inc.*	1,300	108,615

		863,024

Oil, Gas & Consumable Fuels (0.4%)
Centrus Energy Corp., Class A*	400	69,436
Cheniere Energy, Inc.	8,510	2,414,798
Comstock Resources, Inc.*	3,100	65,348
Core Natural Resources, Inc.	500	52,365
Delek US Holdings, Inc.	1,600	72,112
Diamondback Energy, Inc.	8,010	1,584,298
Energy Fuels, Inc.*	2,000	36,500
Gulfport Energy Corp.*	400	84,628
HF Sinclair Corp.	500	31,195
Kinetik Holdings, Inc., Class A(x)	1,000	48,410
Magnolia Oil & Gas Corp., Class A	900	28,413
NextDecade Corp.*	1,800	13,788
Phillips 66	800	145,744
Sable Offshore Corp.*	3,300	54,516
Targa Resources Corp.	5,800	1,454,234
Texas Pacific Land Corp.	1,500	711,840
Uranium Energy Corp.(x)*	12,900	174,150
Williams Cos., Inc. (The)	1,800	131,004

		7,172,779

Total Energy		8,035,803

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (6.0%)
Banks (0.4%)
Axos Financial, Inc.*	700	$59,563
BancFirst Corp.	500	54,250
Bancorp, Inc. (The)*	1,100	59,103
Bank of America Corp.	14,500	706,875
Bank of Hawaii Corp.	800	59,400
Citigroup, Inc.	8,200	929,962
Community Financial System, Inc.	400	23,460
Fifth Third Bancorp	73,930	3,434,788
First Bancorp	2,100	44,856
First Financial Bankshares, Inc.	3,600	106,020
First Merchants Corp.	1,100	42,603
Glacier Bancorp, Inc.	500	22,335
International Bancshares Corp.	900	60,561
Nicolet Bankshares, Inc.	300	44,586
NU Holdings Ltd., Class A*	88,700	1,274,619
Old National Bancorp	2,800	61,880
Pathward Financial, Inc.	600	53,538
Popular, Inc.	200	26,834
ServisFirst Bancshares, Inc.	1,400	101,962
Stock Yards Bancorp, Inc.	300	19,887
Texas Capital Bancshares, Inc.*	700	66,416
Triumph Financial, Inc.*	400	23,864
UMB Financial Corp.	200	22,558
Valley National Bancorp	3,500	42,980
WesBanco, Inc.	700	24,143
Western Alliance Bancorp	600	42,510

		7,409,553

Capital Markets (1.2%)
Acadian Asset Management, Inc.	400	21,768
Ameriprise Financial, Inc.	2,300	1,022,120
Ares Management Corp., Class A	5,200	567,320
Artisan Partners Asset Management, Inc., Class A	1,100	40,029
Bank of New York Mellon Corp. (The)	1,400	166,082
BGC Group, Inc., Class A	9,800	95,844
Blackstone, Inc.	19,700	2,265,303
Blue Owl Capital, Inc., Class A	17,400	158,862
Brookfield Asset Management Ltd., Class A	3,600	160,020
Charles Schwab Corp. (The)	4,100	385,318
Cohen & Steers, Inc.	700	43,785
Coinbase Global, Inc., Class A*	600	104,766
Donnelley Financial Solutions, Inc.*	400	18,856
Freedom Holding Corp.(x)*	400	57,952
Goldman Sachs Group, Inc. (The)	400	338,396
Hamilton Lane, Inc., Class A	700	69,580
Houlihan Lokey, Inc., Class A	600	86,172
Interactive Brokers Group, Inc., Class A	400	26,828
Jefferies Financial Group, Inc.	700	28,889
KKR & Co., Inc.	35,270	3,262,475
Lazard, Inc.	100	4,248
LPL Financial Holdings, Inc.	2,200	661,826
Marex Group plc	1,000	44,580
Miami International Holdings, Inc.*	1,000	38,920
Moelis & Co., Class A	2,000	114,000
Moody’s Corp.	4,097	1,787,316
Morgan Stanley	23,340	3,841,064
Morningstar, Inc.	400	67,620
MSCI, Inc.	969	522,301
Piper Sandler Cos.	2,000	153,100
PJT Partners, Inc., Class A	600	83,832
Robinhood Markets, Inc., Class A*	2,700	187,110
StepStone Group, Inc., Class A	1,900	90,668
StoneX Group, Inc.*	1,950	157,267
TPG, Inc., Class A	3,400	137,734
Tradeweb Markets, Inc., Class A	21,032	2,474,625
Victory Capital Holdings, Inc., Class A	1,200	78,576
WisdomTree, Inc.	3,400	49,504
XP, Inc., Class A	1,200	22,848

		19,437,504

Consumer Finance (0.1%)
Ally Financial, Inc.	1,000	39,230
American Express Co.	4,620	1,397,457
Credit Acceptance Corp.*	100	42,346
Dave, Inc.*	300	52,227
Enova International, Inc.*	700	95,081
FirstCash Holdings, Inc.	1,100	206,800
SLM Corp.	600	12,846
SoFi Technologies, Inc.*	4,600	73,048
Upstart Holdings, Inc.*	2,300	58,995

		1,978,030

Financial Services (4.1%)
Adyen NV (ADR)*	221,229	2,205,653
Affirm Holdings, Inc., Class A*	4,500	206,190
Apollo Global Management, Inc.	7,900	880,218
Block, Inc., Class A*	124,173	7,472,731
Burford Capital Ltd.	7,000	31,640
Cantaloupe, Inc.*	2,400	25,944
Cass Information Systems, Inc.	500	22,010
Corpay, Inc.*	1,906	554,627
Evertec, Inc.	2,500	70,550
Federal Agricultural Mortgage Corp., Class C	400	59,340
Fiserv, Inc.*	4,100	228,780
Flywire Corp.*	1,800	20,952
International Money Express, Inc.*	2,800	44,240
Marqeta, Inc., Class A*	15,400	62,832
Mastercard, Inc., Class A	37,544	18,759,235
NCR Atleos Corp.*	2,000	87,160
Pagseguro Digital Ltd., Class A	4,100	41,082
Payoneer Global, Inc.*	500	2,415
Paysign, Inc.*	3,100	18,290
Priority Technology Holdings, Inc.*	7,017	33,121
Remitly Global, Inc.*	4,600	72,082
Rocket Cos., Inc., Class A*	102,016	1,453,728
Shift4 Payments, Inc., Class A*	1,800	78,714
StoneCo Ltd., Class A*	6,800	96,016
Toast, Inc., Class A*	268,400	7,115,284
UWM Holdings Corp., Class A	5,700	20,634
Visa, Inc., Class A	88,209	26,660,288
WEX, Inc.*	300	45,912

		66,369,668

Insurance (0.2%)
Aon plc, Class A	5,200	1,678,456
Arthur J Gallagher & Co.	400	86,632
Baldwin Insurance Group, Inc. (The), Class A*	1,900	41,686
Brown & Brown, Inc.	800	52,168
Everest Group Ltd.	100	32,685
F&G Annuities & Life, Inc.	1,000	25,320
Goosehead Insurance, Inc., Class A*	300	12,798
HCI Group, Inc.	300	46,383
Kinsale Capital Group, Inc.	600	204,996
Lemonade, Inc.*	1,600	100,288
Markel Group, Inc.*	100	191,407
Marsh & McLennan Cos., Inc.	1,600	277,520
Oscar Health, Inc., Class A*	5,400	61,938
Palomar Holdings, Inc.*	700	83,650
Progressive Corp. (The)	800	158,592

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
RLI Corp.	400	$22,816
Ryan Specialty Holdings, Inc., Class A	2,900	97,846
Selective Insurance Group, Inc.	1,500	113,085
SiriusPoint Ltd.*	1,100	23,694
Skyward Specialty Insurance Group, Inc.*	1,000	43,680
Trupanion, Inc.*	800	20,488

		3,376,128

Mortgage Real Estate Investment Trusts (REITs) (0.0%)†
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,100	22,176

Total Financials		98,593,059

Health Care (8.1%)
Biotechnology (2.9%)
AbbVie, Inc.	47,179	10,260,961
ACADIA Pharmaceuticals, Inc.*	3,400	75,684
ADMA Biologics, Inc.*	6,300	56,763
Alkermes plc*	3,300	116,688
Alnylam Pharmaceuticals, Inc.*	3,400	1,124,958
Amgen, Inc.	10,520	3,701,462
Amicus Therapeutics, Inc.*	8,100	117,126
AnaptysBio, Inc.*	800	44,368
Apellis Pharmaceuticals, Inc.*	3,000	120,690
Apogee Therapeutics, Inc.*	1,000	84,170
Arcellx, Inc.*	900	103,338
Arcus Biosciences, Inc.*	2,100	45,360
Arcutis Biotherapeutics, Inc.*	3,800	89,528
Ardelyx, Inc.*	3,500	20,965
Argenx SE (ADR)*	3,025	2,209,006
Arrowhead Pharmaceuticals, Inc.*	3,600	225,720
ARS Pharmaceuticals, Inc.*	1,100	8,833
Ascendis Pharma A/S (ADR)*	50,270	11,498,257
Atrium Therapeutics, Inc.*	150	2,006
Aurinia Pharmaceuticals, Inc.*	4,800	71,136
Beam Therapeutics, Inc.*	2,600	61,958
BioCryst Pharmaceuticals, Inc.*	5,600	53,312
Biohaven Ltd.*	4,800	40,608
Bridgebio Pharma, Inc.*	42,700	3,170,902
Capricor Therapeutics, Inc.*	1,600	48,640
Caris Life Sciences, Inc.*	2,900	51,852
Catalyst Pharmaceuticals, Inc.*	3,100	76,756
Celcuity, Inc.*	800	91,312
CG oncology, Inc.*	1,500	101,520
Cogent Biosciences, Inc.*	3,500	134,715
Corvus Pharmaceuticals, Inc.*	2,400	35,112
Cytokinetics, Inc.*	400	26,364
Denali Therapeutics, Inc.*	1,300	24,960
Disc Medicine, Inc.*	400	25,576
Dyne Therapeutics, Inc.*	1,400	25,382
Exelixis, Inc.*	5,800	248,762
Geron Corp.*	10,400	15,496
Gilead Sciences, Inc.	9,200	1,282,204
Halozyme Therapeutics, Inc.*	3,200	206,816
ImmunityBio, Inc.*	8,500	65,195
Immunome, Inc.*	2,500	54,675
Immunovant, Inc.*	1,500	37,260
Incyte Corp.*	1,092	102,779
Insmed, Inc.*	5,400	883,008
Ionis Pharmaceuticals, Inc.*	4,000	300,360
Ironwood Pharmaceuticals, Inc., Class A*	8,500	29,835
Krystal Biotech, Inc.*	4,400	1,136,608
Kymera Therapeutics, Inc.*	1,500	124,935
Madrigal Pharmaceuticals, Inc.*	500	261,735
MannKind Corp.*	4,300	10,535
Mineralys Therapeutics, Inc.*	2,100	56,889
Mirum Pharmaceuticals, Inc.*	1,100	101,618
Natera, Inc.*	17,109	3,421,629
Neurocrine Biosciences, Inc.*	2,246	295,888
Novavax, Inc.*	2,200	17,908
Nuvalent, Inc., Class A*	1,400	143,430
Palvella Therapeutics, Inc.*	300	37,395
Praxis Precision Medicines, Inc.*	100	32,219
Protagonist Therapeutics, Inc.*	1,600	168,640
PTC Therapeutics, Inc.*	1,700	115,821
Recursion Pharmaceuticals, Inc., Class A*	17,400	53,418
Rhythm Pharmaceuticals, Inc.*	1,400	121,758
Sarepta Therapeutics, Inc.*	1,700	36,992
Scholar Rock Holding Corp.*	2,000	98,320
Sionna Therapeutics, Inc.*	1,200	48,108
Soleno Therapeutics, Inc.*	1,300	43,524
Spyre Therapeutics, Inc.*	1,300	65,572
Stoke Therapeutics, Inc.*	1,200	39,072
Summit Therapeutics, Inc.*	2,300	43,608
Syndax Pharmaceuticals, Inc.*	2,200	51,392
Taysha Gene Therapies, Inc.*	9,600	42,912
TG Therapeutics, Inc.*	3,900	129,558
Travere Therapeutics, Inc.*	2,100	62,391
Twist Bioscience Corp.*	1,600	76,032
Ultragenyx Pharmaceutical, Inc.*	2,500	52,375
Vera Therapeutics, Inc., Class A*	1,500	60,345
Veracyte, Inc.*	2,100	67,641
Vericel Corp.*	1,400	45,038
Vertex Pharmaceuticals, Inc.*	6,744	3,011,466
Viking Therapeutics, Inc.*	700	22,778
Viridian Therapeutics, Inc.*	1,100	21,516
Xenon Pharmaceuticals, Inc.*	2,100	122,115
Zymeworks, Inc.*	1,900	47,576

		47,461,135

Health Care Equipment & Supplies (1.2%)
Alphatec Holdings, Inc.*	2,000	21,760
Artivion, Inc.*	700	25,634
AtriCure, Inc.*	700	19,971
Axogen, Inc.*	1,400	46,382
Boston Scientific Corp.*	7,000	439,250
Dexcom, Inc.*	10,700	671,960
Glaukos Corp.*	1,500	161,490
Haemonetics Corp.*	1,300	73,268
ICU Medical, Inc.*	500	64,575
IDEXX Laboratories, Inc.*	2,100	1,179,969
Inspire Medical Systems, Inc.*	1,200	61,896
Insulet Corp.*	1,876	393,660
Integer Holdings Corp.*	900	79,200
Intuitive Surgical, Inc.*	21,818	10,057,880
iRadimed Corp.	400	38,504
IRhythm Holdings, Inc.*	900	106,218
Kestra Medical Technologies Ltd.(x)*	1,900	37,867
Lantheus Holdings, Inc.*	1,800	136,530
LeMaitre Vascular, Inc.	800	87,336
Masimo Corp.*	1,200	213,444
Merit Medical Systems, Inc.*	1,500	103,395
Novocure Ltd.*	1,800	19,620
Penumbra, Inc.*	1,000	328,370
Pulse Biosciences, Inc.(x)*	1,300	28,067
QuidelOrtho Corp.*	2,700	44,361
ResMed, Inc.	900	202,032
STAAR Surgical Co.*	1,400	26,180
Stryker Corp.	13,268	4,359,732
Tandem Diabetes Care, Inc.*	3,100	59,427
TransMedics Group, Inc.*	900	89,469

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
UFP Technologies, Inc.*	300	$58,080

		19,235,527

Health Care Providers & Services (0.7%)
Addus HomeCare Corp.*	400	37,460
agilon health, Inc.*	192	1,519
Alignment Healthcare, Inc.*	4,600	81,052
Ardent Health, Inc.*	6,300	53,928
Astrana Health, Inc.*	900	22,068
Aveanna Healthcare Holdings, Inc.*	5,900	37,996
BrightSpring Health Services, Inc.*	3,000	127,830
Brookdale Senior Living, Inc.*	5,600	76,608
Cardinal Health, Inc.	3,300	697,323
Cencora, Inc.	4,900	1,539,286
Chemed Corp.	100	37,774
Cigna Group (The)	600	160,050
Concentra Group Holdings Parent, Inc.	3,000	64,350
DaVita, Inc.*	1,000	153,690
Ensign Group, Inc. (The)	1,500	302,250
GeneDx Holdings Corp., Class A*	300	19,266
Guardant Health, Inc.*	3,300	304,821
HCA Healthcare, Inc.	900	425,916
HealthEquity, Inc.*	2,300	192,211
Hims & Hers Health, Inc.*	5,600	116,256
LifeStance Health Group, Inc.*	6,000	38,220
McKesson Corp.	3,043	2,633,290
Molina Healthcare, Inc.*	800	106,640
NeoGenomics, Inc.*	4,400	32,648
Option Care Health, Inc.*	4,300	115,756
PACS Group, Inc.*	600	19,272
Pennant Group, Inc. (The)*	1,300	39,624
Privia Health Group, Inc.*	3,200	65,824
RadNet, Inc.*	1,500	83,835
UnitedHealth Group, Inc.	13,349	3,612,106

		11,198,869

Health Care Technology (0.0%)†
Doximity, Inc., Class A*	3,700	86,210
HeartFlow, Inc.(x)*	1,900	46,227
Phreesia, Inc.*	800	6,704
Teladoc Health, Inc.*	2,600	14,170
Veeva Systems, Inc., Class A*	3,200	562,112
Waystar Holding Corp.*	2,500	60,275

		775,698

Life Sciences Tools & Services (0.2%)
10X Genomics, Inc., Class A*	2,400	50,952
Adaptive Biotechnologies Corp.*	4,100	56,908
Danaher Corp.	11,584	2,196,326
Medpace Holdings, Inc.*	910	436,973
Repligen Corp.*	400	47,128
Tempus AI, Inc., Class A(x)*	2,600	117,572
Waters Corp.*	800	238,240

		3,144,099

Pharmaceuticals (3.1%)
Amneal Pharmaceuticals, Inc.*	2,300	28,589
Amylyx Pharmaceuticals, Inc.*	2,900	40,310
ANI Pharmaceuticals, Inc.*	300	23,070
Axsome Therapeutics, Inc.*	16,300	2,755,026
Bristol-Myers Squibb Co.	10,000	606,500
Corcept Therapeutics, Inc.*	2,600	104,806
Crinetics Pharmaceuticals, Inc.*	2,700	98,064
Definium Therapeutics, Inc.*	2,500	47,250
Edgewise Therapeutics, Inc.*	1,300	40,950
Eli Lilly & Co.	49,072	45,134,953
Enliven Therapeutics, Inc.*	1,500	58,800
Harmony Biosciences Holdings, Inc.*	1,100	30,811
Harrow, Inc.*	500	17,630
Indivior Pharmaceuticals, Inc.*	2,800	85,344
Innoviva, Inc.*	1,032	24,046
Ligand Pharmaceuticals, Inc.*	200	39,930
Liquidia Corp.*	1,700	64,158
Maze Therapeutics, Inc.*	1,000	29,850
Nuvation Bio, Inc.(x)*	7,400	31,746
Ocular Therapeutix, Inc.*	5,000	42,350
Prestige Consumer Healthcare, Inc.*	900	53,343
Supernus Pharmaceuticals, Inc.*	600	31,014
Tarsus Pharmaceuticals, Inc.*	1,100	77,165
Trevi Therapeutics, Inc.*	3,700	44,141
WaVe Life Sciences Ltd.*	3,100	22,475
Zoetis, Inc.	9,347	1,104,909

		50,637,230

Total Health Care		132,452,558

Industrials (7.1%)
Aerospace & Defense (3.2%)
AAR Corp.*	200	21,892
AeroVironment, Inc.*	1,000	183,050
Archer Aviation, Inc., Class A*	17,100	88,407
Astronics Corp.*	800	53,384
Axon Enterprise, Inc.*	39,946	16,964,667
Boeing Co. (The)*	13,844	2,755,371
BWX Technologies, Inc.	400	81,796
Carpenter Technology Corp.	200	78,830
FTAI Aviation Ltd.	14,460	3,542,700
GE Aerospace	27,700	7,860,429
HEICO Corp.	1,200	329,040
HEICO Corp., Class A	2,020	426,402
Howmet Aerospace, Inc.	69,625	16,045,777
Karman Holdings, Inc.*	1,400	112,070
Kratos Defense & Security Solutions, Inc.*	4,900	345,499
Loar Holdings, Inc.*	1,100	63,019
Lockheed Martin Corp.	1,530	924,717
Mercury Systems, Inc.*	400	29,164
Moog, Inc., Class A	800	234,112
Redwire Corp.*	1,100	9,350
Rocket Lab Corp.*	13,000	834,860
StandardAero, Inc.*	58,000	1,498,140
TransDigm Group, Inc.	300	347,688
V2X, Inc.*	600	41,100
VSE Corp.(x)	600	110,640

		52,982,104

Building Products (0.2%)
AAON, Inc.(x)	1,873	154,991
Armstrong World Industries, Inc.	300	49,440
AZZ, Inc.	800	100,104
Carlisle Cos., Inc.	100	33,362
CSW Industrials, Inc.	400	104,232
Griffon Corp.	1,000	72,680
Lennox International, Inc.(x)	900	417,717
Modine Manufacturing Co.*	1,400	303,394
Simpson Manufacturing Co., Inc.	200	34,324
Trane Technologies plc	5,900	2,458,766
UFP Industries, Inc.	400	36,848
Zurn Elkay Water Solutions Corp.	4,100	183,844

		3,949,702

Commercial Services & Supplies (0.4%)
ACV Auctions, Inc., Class A*	2,000	8,480
Brink’s Co. (The)	1,100	113,993
Casella Waste Systems, Inc., Class A*	1,700	134,878
Cintas Corp.	9,188	1,554,058
Copart, Inc.*	22,520	747,664
CoreCivic, Inc.*	2,500	47,275

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
GEO Group, Inc. (The)*	3,700	$62,197
HNI Corp.	700	23,373
Interface, Inc., Class A	1,400	34,888
Pitney Bowes, Inc.	1,900	20,995
Rollins, Inc.	7,700	411,257
Tetra Tech, Inc.	1,005	30,271
Veralto Corp.	2,600	229,892
Waste Management, Inc.	9,900	2,274,921

		5,694,142

Construction & Engineering (0.3%)
Arcosa, Inc.	400	42,456
Argan, Inc.	400	217,860
Centuri Holdings, Inc.*	2,100	61,341
Comfort Systems USA, Inc.	900	1,241,091
Construction Partners, Inc., Class A*	1,300	144,456
Dycom Industries, Inc.*	800	271,056
EMCOR Group, Inc.	400	295,324
Granite Construction, Inc.	1,000	119,880
IES Holdings, Inc.*	200	95,294
Legence Corp., Class A*	800	45,168
MasTec, Inc.*	400	128,696
MYR Group, Inc.*	400	112,928
Primoris Services Corp.	1,400	200,256
Quanta Services, Inc.	3,100	1,701,962
Sterling Infrastructure, Inc.*	800	325,816
WillScot Holdings Corp.	2,000	34,720

		5,038,304

Electrical Equipment (1.8%)
AMETEK, Inc.	17,110	3,667,700
Amprius Technologies, Inc.*	4,100	69,126
Bloom Energy Corp., Class A*	5,900	799,391
EnerSys	200	34,744
Enovix Corp.*	2,300	11,914
Eos Energy Enterprises, Inc.*	8,400	41,664
Fluence Energy, Inc., Class A*	2,200	30,272
GE Vernova, Inc.	13,686	11,946,509
Nextpower, Inc., Class A*	3,200	385,760
NuScale Power Corp., Class A*	3,400	36,856
Powell Industries, Inc.	300	162,324
Power Solutions International, Inc.*	300	18,264
Rockwell Automation, Inc.	234	83,978
Vertiv Holdings Co., Class A	47,612	11,930,615
Vicor Corp.*	600	96,600

		29,315,717

Ground Transportation (0.3%)
Lyft, Inc., Class A*	3,200	42,560
Old Dominion Freight Line, Inc.	300	58,620
RXO, Inc.*	1,800	26,316
Uber Technologies, Inc.*	53,600	3,855,448
U-Haul Holding Co.	700	31,269
Union Pacific Corp.	1,300	315,406
XPO, Inc.*	600	116,730

		4,446,349

Industrial Conglomerates (0.0%)†
3M Co.	2,400	348,552

Machinery (0.4%)
Albany International Corp., Class A	500	26,105
Alliance Laundry Holdings, Inc.*	1,900	39,406
Allison Transmission Holdings, Inc.	400	46,824
Atmus Filtration Technologies, Inc.	2,000	113,540
Blue Bird Corp.*	900	51,111
Caterpillar, Inc.	3,479	2,464,732
CECO Environmental Corp.*	800	47,664
Chart Industries, Inc.*	1,200	248,100
Enerpac Tool Group Corp., Class A	1,400	51,058
Enpro, Inc.	100	25,065
ESCO Technologies, Inc.	700	196,959
Federal Signal Corp.	1,600	173,024
Franklin Electric Co., Inc.	1,100	101,387
Gorman-Rupp Co. (The)	700	43,491
Illinois Tool Works, Inc.	2,604	677,795
Ingersoll Rand, Inc.	23,183	1,857,422
JBT Marel Corp.	700	89,509
Kadant, Inc.	300	87,705
Mueller Water Products, Inc., Class A	4,200	115,458
RBC Bearings, Inc.*	200	108,624
SPX Technologies, Inc.*	1,300	259,922
Standex International Corp.	300	76,458
Terex Corp.	686	40,543
Trinity Industries, Inc.	1,300	41,834
Watts Water Technologies, Inc., Class A	700	203,203

		7,186,939

Passenger Airlines (0.0%)†
Alaska Air Group, Inc.*	1,200	44,136
American Airlines Group, Inc.*	1,700	18,258
Joby Aviation, Inc.*	14,000	115,640
Southwest Airlines Co.	1,300	48,841

		226,875

Professional Services (0.3%)
Automatic Data Processing, Inc.	9,987	2,029,158
Booz Allen Hamilton Holding Corp.	3,300	257,499
Broadridge Financial Solutions, Inc.	2,900	471,192
CBIZ, Inc.*	600	16,110
CSG Systems International, Inc.	700	55,958
Equifax, Inc.	616	110,923
ExlService Holdings, Inc.*	4,200	127,890
Exponent, Inc.	1,400	91,350
First Advantage Corp.*	5,000	58,800
Huron Consulting Group, Inc.*	500	63,745
Innodata, Inc.*	400	15,448
Insperity, Inc.	500	13,520
KBR, Inc.	1,000	36,860
Korn Ferry	1,000	62,950
Legalzoom.com, Inc.*	2,000	11,340
Maximus, Inc.	1,500	96,150
Paychex, Inc.	2,773	255,449
Paycom Software, Inc.	800	97,232
Paylocity Holding Corp.*	1,100	118,844
Planet Labs PBC*	6,500	181,675
TIC Solutions, Inc.(x)*	400	2,632
TriNet Group, Inc.	1,500	54,645
Upwork, Inc.*	3,300	36,168
Verisk Analytics, Inc.	2,268	430,353
Verra Mobility Corp., Class A*	4,300	61,447

		4,757,338

Trading Companies & Distributors (0.2%)
Core & Main, Inc., Class A*	3,000	148,200
DXP Enterprises, Inc.*	400	55,892
Fastenal Co.	24,908	1,155,731
Ferguson Enterprises, Inc.	300	69,978
GATX Corp.	200	34,148
Herc Holdings, Inc.	851	84,717
McGrath RentCorp	500	55,140
Rush Enterprises, Inc., Class A	900	59,499
SiteOne Landscape Supply, Inc.*	300	39,933
W.W. Grainger, Inc.	1,007	1,098,446
Xometry, Inc., Class A*	1,200	49,008

		2,850,692

Total Industrials		116,796,714

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (52.4%)
Communications Equipment (2.9%)
Applied Optoelectronics, Inc.*	1,300	$109,967
Arista Networks, Inc.*	163,265	20,045,677
Calix, Inc.*	1,600	78,384
Ciena Corp.*	25,311	9,826,489
Extreme Networks, Inc.*	3,600	54,288
Lumentum Holdings, Inc.*	22,800	16,022,928
Motorola Solutions, Inc.	1,900	824,543
Ubiquiti, Inc.	100	79,029
Viavi Solutions, Inc.*	6,000	199,680
Vistance Networks, Inc.*	3,600	65,520

		47,306,505

Electronic Equipment, Instruments & Components (0.8%)
Advanced Energy Industries, Inc.	1,000	322,710
Aeva Technologies, Inc.*	700	9,212
Amphenol Corp., Class A	67,018	8,467,724
Arlo Technologies, Inc.*	1,300	18,499
Badger Meter, Inc.	800	121,880
Belden, Inc.	1,100	126,313
CTS Corp.	500	23,880
Fabrinet*	5,290	2,758,841
Insight Enterprises, Inc.*	600	40,206
Itron, Inc.*	600	53,778
Jabil, Inc.	1,900	504,697
Mirion Technologies, Inc., Class A*	6,500	120,835
Napco Security Technologies, Inc.	500	19,695
nLight, Inc.*	800	45,616
Novanta, Inc.*	1,000	118,110
OSI Systems, Inc.*	400	106,204
Ouster, Inc.*	700	12,859
Plexus Corp.*	700	141,778
Sanmina Corp.*	600	77,784

		13,090,621

IT Services (2.6%)
Applied Digital Corp.(x)*	4,900	116,326
Cloudflare, Inc., Class A*	96,100	19,829,274
DigitalOcean Holdings, Inc.*	1,900	162,982
Gartner, Inc.*	2,011	318,422
GoDaddy, Inc., Class A*	3,700	305,879
MongoDB, Inc.*	38,033	9,309,337
Okta, Inc.*	1,800	141,678
Shopify, Inc., Class A*	13,009	1,543,128
Snowflake, Inc., Class A*	73,675	11,111,663
Twilio, Inc., Class A*	700	88,074

		42,926,763

Semiconductors & Semiconductor Equipment (21.0%)
Advanced Micro Devices, Inc.*	89,750	18,257,843
Ambarella, Inc.*	1,100	56,622
Applied Materials, Inc.	6,010	2,054,158
Astera Labs, Inc.*	71,300	7,814,480
Axcelis Technologies, Inc.*	300	27,924
Broadcom, Inc.	230,817	71,440,170
Credo Technology Group Holding Ltd.*	4,200	394,254
Enphase Energy, Inc.*	3,500	132,335
Entegris, Inc.	23,789	2,789,022
FormFactor, Inc.*	1,600	155,184
Impinj, Inc.*	700	71,890
KLA Corp.	3,500	5,153,435
Kulicke & Soffa Industries, Inc.	500	32,860
Lam Research Corp.	33,400	7,136,244
Lattice Semiconductor Corp.*	34,809	3,228,883
MACOM Technology Solutions Holdings, Inc.*	400	88,828
Marvell Technology, Inc.	129,600	12,836,880
Micron Technology, Inc.	5,894	1,991,229
MKS, Inc.	16,200	3,722,922
Monolithic Power Systems, Inc.	14,600	15,962,910
NVIDIA Corp.	1,024,377	178,651,349
Onto Innovation, Inc.*	200	41,014
PDF Solutions, Inc.*	1,200	39,252
Power Integrations, Inc.	1,500	76,800
QUALCOMM, Inc.	6,765	871,197
Rambus, Inc.*	2,900	249,487
Rigetti Computing, Inc.*	8,700	122,148
Semtech Corp.*	2,400	184,536
Silicon Laboratories, Inc.*	900	187,335
SiTime Corp.*	600	207,210
SkyWater Technology, Inc.*	1,500	41,115
Synaptics, Inc.*	300	21,012
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	16,320	5,515,344
Texas Instruments, Inc.	9,881	1,918,297
Tower Semiconductor Ltd.*	12,748	2,237,019

		343,711,188

Software (16.0%)
A10 Networks, Inc.	2,300	53,176
ACI Worldwide, Inc.*	2,800	114,828
Adeia, Inc.	2,600	62,478
Adobe, Inc.*	10,952	2,662,212
Agilysys, Inc.*	700	49,798
Alarm.com Holdings, Inc.*	1,300	56,147
Alkami Technology, Inc.*	2,600	40,742
Appfolio, Inc., Class A*	600	94,692
Appian Corp., Class A*	1,600	38,576
AppLovin Corp., Class A*	29,581	11,773,238
Asana, Inc., Class A*	1,500	9,600
Atlassian Corp., Class A*	4,500	307,125
Autodesk, Inc.*	5,797	1,387,802
AvePoint, Inc.*	2,500	23,775
Bentley Systems, Inc., Class B	4,300	151,016
Blackbaud, Inc.*	600	23,166
BlackLine, Inc.*	2,000	74,000
Box, Inc., Class A*	3,000	70,920
Braze, Inc., Class A*	112,800	2,663,208
C3.ai, Inc., Class A(x)*	1,739	14,642
Cadence Design Systems, Inc.*	7,305	2,029,840
Circle Internet Group, Inc., Class A*	500	47,705
Clear Secure, Inc., Class A	2,300	111,343
Clearwater Analytics Holdings, Inc., Class A*	7,600	179,740
Commvault Systems, Inc.*	1,200	93,468
Core Scientific, Inc.*	6,500	97,240
Crowdstrike Holdings, Inc., Class A*	33,162	12,946,776
Datadog, Inc., Class A*	153,145	18,078,767
Docusign, Inc.*	4,200	199,122
D-Wave Quantum, Inc.*	9,100	131,313
Dynatrace, Inc.*	8,042	297,393
Elastic NV*	2,500	124,975
EverCommerce, Inc.*	3,800	43,434
Fair Isaac Corp.*	500	533,770
Figma, Inc., Class A(x)*	44,356	937,686
Five9, Inc.*	2,500	37,925
Fortinet, Inc.*	16,492	1,347,726
Freshworks, Inc., Class A*	5,500	44,165
Gitlab, Inc., Class A*	3,800	82,232
Guidewire Software, Inc.*	2,300	343,988
HubSpot, Inc.*	11,740	2,865,734
InterDigital, Inc.	700	211,400
Intuit, Inc.	18,418	7,963,575
Life360, Inc.*	1,100	44,902
LiveRamp Holdings, Inc.*	1,800	47,736
Manhattan Associates, Inc.*	1,600	212,992

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Microsoft Corp.#	314,274	$116,334,807
nCino, Inc.*	2,700	40,446
NextNav, Inc.(x)*	2,700	43,254
Nutanix, Inc., Class A*	1,700	64,617
OneSpan, Inc.	1,452	15,290
Oracle Corp.	44,859	6,599,208
Pagaya Technologies Ltd., Class A*	600	6,990
Palantir Technologies, Inc., Class A*	152,410	22,294,535
Palo Alto Networks, Inc.*	46,660	7,480,531
Porch Group, Inc.*	1,200	8,604
Procore Technologies, Inc.*	3,100	176,700
Progress Software Corp.*	700	17,955
PTC, Inc.*	400	56,996
Q2 Holdings, Inc.*	1,700	80,410
Qualys, Inc.*	1,000	87,850
Rezolve AI plc(x)*	3,300	8,448
RingCentral, Inc., Class A	2,200	81,818
Rubrik, Inc., Class A*	2,200	107,734
Salesforce, Inc.	18,010	3,361,927
Samsara, Inc., Class A*	471,949	14,956,064
SEMrush Holdings, Inc., Class A*	3,700	44,178
SentinelOne, Inc., Class A*	5,800	74,704
ServiceNow, Inc.*	140,589	14,698,580
SoundHound AI, Inc., Class A(x)*	10,200	70,074
SPS Commerce, Inc.*	1,000	55,670
Strategy, Inc.*	550	68,640
Synopsys, Inc.*	10,750	4,262,160
Tenable Holdings, Inc.*	3,300	55,820
Teradata Corp.*	1,400	35,882
Terawulf, Inc.*	7,800	112,554
Tyler Technologies, Inc.*	946	323,891
Unity Software, Inc.*	2,400	52,656
Varonis Systems, Inc.*	3,200	68,704
Vertex, Inc., Class A*	1,000	11,890
Workday, Inc., Class A*	5,848	759,772
Workiva, Inc., Class A*	1,400	83,482
Zeta Global Holdings Corp., Class A*	5,100	81,192
Zscaler, Inc.*	2,700	378,783

		261,788,904

Technology Hardware, Storage & Peripherals (9.1%)
Apple, Inc.#	578,094	146,714,476
Dell Technologies, Inc., Class C	1,200	196,956
Diebold Nixdorf, Inc.*	900	67,896
Everpure, Inc., Class A*	7,300	430,992
GPGI, Inc., Class A	4,200	71,820
IonQ, Inc.*	9,200	265,236
NetApp, Inc.	2,200	225,258
Super Micro Computer, Inc.*	6,400	145,728

		148,118,362

Total Information Technology		856,942,343

Materials (0.2%)
Chemicals (0.2%)
Balchem Corp.	900	152,532
Cabot Corp.	1,300	97,903
Chemours Co. (The)	4,100	90,323
Ecolab, Inc.	1,440	383,069
Hawkins, Inc.	500	76,800
Ingevity Corp.*	1,000	71,230
Innospec, Inc.	600	43,812
PureCycle Technologies, Inc.(x)*	1,700	8,823
Sensient Technologies Corp.	1,100	95,084
Sherwin-Williams Co. (The)	5,618	1,800,850

		2,820,426

Construction Materials (0.0%)†
Eagle Materials, Inc.	100	18,945
James Hardie Industries plc (ADR)*	2,647	50,134
Knife River Corp.*	1,600	130,640
Titan America SA	2,400	35,952

		235,671

Metals & Mining (0.0%)†
Alpha Metallurgical Resources, Inc.*	200	41,054
Anglogold Ashanti plc	1,700	165,512
Century Aluminum Co.*	1,400	82,166
Coeur Mining, Inc.*	8,700	163,299
Constellium SE*	1,500	36,870
Hecla Mining Co.	4,100	76,383
Ivanhoe Electric, Inc.*	2,500	29,550
Kaiser Aluminum Corp.	300	36,153
Materion Corp.	200	28,930
Novagold Resources, Inc.*	7,600	68,248
Perpetua Resources Corp.*	2,300	64,676
Steel Dynamics, Inc.	400	72,000
United States Antimony Corp.*	4,900	42,777
USA Rare Earth, Inc.*	2,300	34,810

		942,428

Paper & Forest Products (0.0%)†
Sylvamo Corp.	100	4,224

Total Materials		4,002,749

Real Estate (0.3%)
Health Care REITs (0.0%)†
American Healthcare REIT, Inc. (REIT)	1,600	75,456
CareTrust REIT, Inc. (REIT)	700	25,655
National Health Investors, Inc. (REIT)	500	40,430

		141,541

Hotel & Resort REITs (0.0%)†
DiamondRock Hospitality Co. (REIT)	2,700	25,299
Ryman Hospitality Properties, Inc. (REIT)	1,700	156,859

		182,158

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	900	121,914
Compass, Inc., Class A*	13,300	97,223
CoStar Group, Inc.*	1,400	56,476
eXp World Holdings, Inc.	8,400	50,316
Jones Lang LaSalle, Inc.*	300	91,296
St Joe Co. (The)	1,000	62,800

		480,025

Residential REITs (0.0%)†
Sun Communities, Inc. (REIT)	600	75,576
UDR, Inc. (REIT)	500	16,890
UMH Properties, Inc. (REIT)	1,200	17,316

		109,782

Retail REITs (0.1%)
NETSTREIT Corp. (REIT)(x)	2,100	39,543
Phillips Edison & Co., Inc. (REIT)	1,100	41,162
Simon Property Group, Inc. (REIT)	1,962	365,972
Tanger, Inc. (REIT)	2,700	91,746

		538,423

Specialized REITs (0.2%)
American Tower Corp. (REIT)	12,385	2,137,403
Lamar Advertising Co. (REIT), Class A	2,400	303,984
Outfront Media, Inc. (REIT)	4,000	106,000
Public Storage (REIT)	600	162,528

		2,709,915

Total Real Estate		4,161,844

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (0.2%)
Electric Utilities (0.1%)
MGE Energy, Inc.	400	$30,916
NRG Energy, Inc.	5,500	803,770
Oklo, Inc., Class A*	1,000	49,590

		884,276

Gas Utilities (0.0%)†
Chesapeake Utilities Corp.	300	37,911

Independent Power and Renewable Electricity Producers (0.1%)
Hallador Energy Co.*	1,200	19,536
Vistra Corp.	9,000	1,352,970

		1,372,506

Water Utilities (0.0%)†
American States Water Co.	700	52,934
Middlesex Water Co.	400	20,820

		73,754

Total Utilities		2,368,447

Total Common Stocks (98.8%) (Cost $1,051,332,962)		1,616,174,040

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
89bio, Inc., CVR *	1,500	450
Akero Therapeutics, Inc., CVR *	800	400
Metsera, Inc., CVR(x)*	500	2,250

		3,100

Life Sciences Tools & Services (0.0%)
OmniAb, Inc., expiring 11/1/27(r)(x)*	690	—

Total Rights (0.0%)† (Cost $2,610)		3,100

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.2%)
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	1,962,977	1,962,977
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	16,906,811	16,908,502

Total Investment Companies		18,871,479

Total Short-Term Investments (1.2%) (Cost $18,870,199)		18,871,479

Total Investments in Securities (100.0%) (Cost $1,070,205,771)		1,635,048,619
Other Assets Less Liabilities (0.0%)†		446,399

Net Assets (100%)		$1,635,495,018

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $41,885,541.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $2,352,821. This was collateralized by $339,149 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.375%, maturing 4/15/26 – 11/15/55 and by cash of $1,962,977 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	18	6/2026	USD	5,913,675	(141,021)

					(141,021)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$174,039,871	$—	$—		$174,039,871
Consumer Discretionary	196,412,511	—	—		196,412,511
Consumer Staples	22,368,141	—	—		22,368,141
Energy	8,035,803	—	—		8,035,803
Financials	98,593,059	—	—		98,593,059
Health Care	132,452,558	—	—		132,452,558
Industrials	116,796,714	—	—		116,796,714
Information Technology	856,942,343	—	—		856,942,343
Materials	4,002,749	—	—		4,002,749
Real Estate	4,161,844	—	—		4,161,844
Utilities	2,368,447	—	—		2,368,447
Rights
Health Care	—	3,100	—	(a)	3,100
Short-Term Investments
Investment Companies	18,871,479	—	—		18,871,479

Total Assets	$1,635,045,519	$3,100	$—		$1,635,048,619

Liabilities:
Futures	$(141,021)	$—	$—		$(141,021)

Total Liabilities	$(141,021)	$—	$—		$(141,021)

Total	$1,634,904,498	$3,100	$—		$1,634,907,598

(a)	Value is zero.

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$588,709,733
Aggregate gross unrealized depreciation	(41,932,947)

Net unrealized appreciation	$546,776,786

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,088,130,812

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (9.3%)
AASET Ltd.,
Series 2025-2A A
5.522%, 2/16/50§		$236,589	$236,006
AASET Trust,
Series 2020-1A A
3.351%, 1/16/40§		129,534	128,656
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE1 A2C
4.133%, 1/25/37(l)		1,045,617	627,199
ACREC LLC,
Series 2026-FL4 A
5.130%, 1/18/43(l)§		115,000	115,112
ACRES Commercial Realty Issuer LLC,
Series 2026-FL4 A
5.110%, 8/18/44(l)§		295,000	295,221
ACRES LLC,
Series 2025-FL3 A
5.299%, 8/18/40(l)§		200,000	200,563
Affirm Master Trust,
Series 2026-1A A
4.370%, 2/15/34§		415,000	413,867
Aligned Data Centers Issuer LLC,
Series 2021-1A B
2.482%, 8/15/46§		500,000	494,626
American Airlines Pass-Through Trust,
Series 2015-2 AA
3.600%, 9/22/27		52,621	51,646
Series 2019-1 A
3.500%, 2/15/32		337,212	307,061
Series 2021-1 A
2.875%, 7/11/34		649,855	581,191
American Credit Acceptance Receivables Trust,
Series 2024-4 C
4.910%, 8/12/31§		350,000	351,404
AMMC CLO 27 Ltd.,
Series 2022-27A A1R
4.748%, 1/20/37(l)§		250,000	249,260
AMSR Trust,
Series 2024-SFR1 B
4.290%, 7/17/41(e)§		1,145,000	1,113,827
Series 2024-SFR1 C
4.290%, 7/17/41(e)§		1,026,000	992,095
Arbor Realty Commercial Real Estate Notes LLC,
Series 2025-FL1 A
5.029%, 1/20/43(l)§		410,000	409,231
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2021-FL4 A
5.137%, 11/15/36(l)§		73,242	73,278
Series 2022-FL1 A
5.122%, 1/15/37(l)§		77,348	77,348
Arbour CLO VI DAC,
Series 6A AR
3.134%, 11/15/37(l)§	EUR	600,000	694,269
Ares Loan Funding III Ltd.,
Series 2022-ALF3A A1R
4.938%, 7/25/36(l)§		$615,000	615,000
Ares XLIV CLO Ltd.,
Series 2017-44A CRR
6.422%, 4/15/34(l)§		250,000	240,926
Atlas Senior Loan Fund XVIII Ltd.,
Series 2021-18A A1R
4.778%, 1/18/35(l)§		500,000	498,884
AutoNation Finance Trust,
Series 2026-1A B
4.420%, 6/11/31§		200,000	199,576
Series 2026-1A C
4.560%, 10/14/31§		200,000	199,177
BAR Issuer LLC,
Series 2026-FL1 A
5.300%, 8/20/43(l)§		250,000	249,843
Barclays Mortgage Loan Trust,
Series 2026-CES1 A1A
4.845%, 1/25/56(e)§		98,082	97,029
BBAM US CLO I Ltd.,
Series 2022-1A AR
4.872%, 3/30/38(l)§		250,000	249,634
Bbam US CLO V Ltd.,
Series 2025-5A A1
5.028%, 7/25/38(l)§		250,000	250,561
BDS LLC,
Series 2024-FL13 A
5.253%, 9/19/39(l)§		250,000	250,360
Birch Grove CLO Ltd.,
Series 19A A1RR
5.258%, 7/17/37(l)§		600,000	601,080
Blackbird Capital II Aircraft Lease Ltd.,
Series 2021-1A B
3.446%, 7/15/46§		465,165	443,856
BlueMountain CLO XXII Ltd.,
Series 2018-22A A1
5.014%, 7/15/31(l)§		36,532	36,556
Series 2018-22A B
5.434%, 7/15/31(l)§		250,000	250,060
BNPP AM Euro CLO DAC,
Series 2018-1A AR
2.616%, 4/15/31(l)§	EUR	215,056	247,530
Bridge Street CLO I Ltd.,
Series 2020-1A A1R
5.218%, 7/20/37(l)§		$1,000,000	1,001,112
Bridge Street CLO IV Ltd.,
Series 2024-1A A
5.268%, 4/20/37(l)§		500,000	500,046
Bryant Park Funding Ltd.,
Series 2024-24A A1
5.072%, 10/15/37(l)§		250,000	250,188
BSPDF Issuer LLC,
Series 2026-FL3 A
5.100%, 9/18/43(l)§		250,000	249,967
BSPRT Issuer Ltd.,
Series 2022-FL8 A
5.172%, 2/15/37(l)§		7,808	7,807
BXMT Ltd.,
Series 2025-FL5 A
5.318%, 10/18/42(l)§		100,000	100,062

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Canyon Capital CLO Ltd.,
Series 2021-2A B1
5.684%, 4/15/34(l)§		$250,000	$250,176
Carlyle US CLO Ltd.,
Series 2017-2A AR2
5.158%, 7/20/37(l)§		500,000	499,338
CarVal CLO IX-C Ltd.,
Series 2024-1A B
5.768%, 4/20/37(l)§		1,000,000	1,000,939
Castlelake Aircraft Structured Trust,
Series 2026-1A A
5.073%, 3/15/51§		450,000	441,714
CIFC Funding 2019-V Ltd.,
Series 2019-5A BR2
5.322%, 10/15/38(l)§		250,000	250,153
CIFC Funding 2021-IV Ltd.,
Series 2021-4A AR
5.031%, 7/23/37(l)§		250,000	250,161
Series 2021-4A BR
5.321%, 7/23/37(l)§		250,000	250,357
Compass Datacenters Issuer III LLC,
Series 2026-1A A21
4.897%, 2/25/56§		60,000	59,892
Series 2026-1A A22
5.289%, 2/25/56§		26,000	25,902
Series 2026-1A A23
5.436%, 2/25/56§		26,000	25,665
Consolidated Communications LLC,
Series 2025-4A B
5.766%, 12/20/55§		199,000	198,623
CSAB Mortgage-Backed Trust,
Series 2007-1 1A1A
5.898%, 5/25/37(l)		4,559,615	979,828
CVC Cordatus Loan Fund XXI DAC,
Series 21A A1E
3.068%, 9/22/34(l)§	EUR	500,000	577,406
DB Master Finance LLC,
Series 2025-1A A2I
4.891%, 8/20/55§		$80,798	80,625
Delta Air Lines Pass-Through Trust,
Series 2020-1 AA
2.000%, 6/10/28		33,557	32,421
Domino’s Pizza Master Issuer LLC,
Series 2019-1A A2
3.668%, 10/25/49§		480,000	462,174
Series 2025-1A A2II
5.217%, 7/25/55§		225,000	224,878
Dryden 113 CLO Ltd.,
Series 2022-113A AR3
4.762%, 10/15/37(l)§		250,000	249,678
Dryden 76 CLO Ltd.,
Series 2019-76A A1R2
5.042%, 10/15/37(l)§		380,000	380,092
Empower CLO Ltd.,
Series 2022-1A A1R
5.058%, 10/20/37(l)§		500,000	499,763
Flatiron CLO 25 Ltd.,
Series 2024-2A A
5.018%, 10/17/37(l)§		250,000	250,104
Foundation Finance Trust,
Series 2025-1A A
4.950%, 4/15/50§		81,681	81,991
FS Rialto,
Series 2021-FL2 A
5.007%, 5/16/38(l)§		69,039	69,037
GBX Leasing LLC,
Series 2026-1A A
5.130%, 2/20/56§		249,750	249,285
Golub Capital Partners CLO 44M Ltd.,
Series 2019-44A A1R
5.240%, 10/21/38(l)§		250,000	248,598
Golub Capital Partners CLO 53B Ltd.,
Series 2021-53A AR
4.648%, 7/20/34(l)§		100,000	99,725
GoodLeap Sustainable Home Solutions Trust,
Series 2021-3CS A
2.100%, 5/20/48§		483,993	377,242
Series 2021-5CS B
2.560%, 10/20/48§		320,161	165,267
GreenSky Home Improvement Issuer Trust,
Series 2025-1A A2
5.120%, 3/25/60§		83,055	83,236
Series 2025-3A A3
4.520%, 12/27/60§		307,191	306,346
Greywolf CLO III Ltd.,
Series 2020-3RA A1R2
4.899%, 4/22/33(l)§		393,391	393,679
GS Mortgage-Backed Securities Trust,
Series 2026-CES1 A1
4.899%, 5/25/56(e)§		159,332	157,917
GS REFT Issuer Ltd.,
Series 2026-FL1 A
5.170%, 4/19/43(l)§		500,000	500,467
GSAA Home Equity Trust,
Series 2006-5 2A1
3.933%, 3/25/36(l)		9,549	2,973
Series 2007-10 A2A
6.500%, 11/25/37		1,996,257	715,447
GT Loan Financing I Ltd.,
Series 2013-1A AR2
5.077%, 4/28/39(l)§		250,000	249,594
Harvest CLO XXV DAC,
Series 25A AR
2.983%, 10/21/34(l)§	EUR	500,000	575,170
Hertz Vehicle Financing III LP,
Series 2021-2A C
2.520%, 12/27/27§		$375,000	368,149
Home Partners of America Trust,
Series 2021-1 D
2.477%, 9/17/41§		539,020	490,874
Series 2021-1 F
3.325%, 9/17/41§		459,585	420,895

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Horizon Aircraft Finance IV Ltd.,
Series 2024-1 A
5.375%, 9/15/49§		$323,750	$320,750
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 1A1
4.073%, 10/25/36(l)		6,810,415	1,865,503
Huntington Bank Auto Credit-Linked Notes,
Series 2025-2 B2
4.873%, 9/20/33(l)§		200,087	200,757
Hyundai Auto Lease Securitization Trust,
Series 2024-A A3
5.020%, 3/15/27§		113,091	113,167
ICG US CLO I Ltd.,
Series 2023-1A AR
5.048%, 7/18/38(l)§		500,000	500,539
Invesco Euro CLO VI DAC,
Series 6A D
5.066%, 7/15/34(l)§	EUR	250,000	275,410
Ivy Hill Middle Market Credit Fund XVIII Ltd.,
Series 18A A1R
5.249%, 1/22/37(l)§		$250,000	249,384
Jamestown CLO XVIII Ltd.,
Series 2022-18A A1R
4.938%, 7/25/35(l)§		600,000	599,288
Jersey Mike’s Funding LLC,
Series 2026-1A A2II
5.481%, 2/15/56§		177,000	175,723
JP Morgan Mortgage Acquisition Trust,
Series 2006-RM1 A5
4.273%, 8/25/36(l)		3,830,035	1,686,441
Juniper Valley Park CLO Ltd.,
Series 2023-1A ARR
4.748%, 7/20/36(l)§		500,000	498,919
KREF Ltd.,
Series 2021-FL2 A
4.863%, 2/15/39(l)§		74,073	74,071
Labrador Aviation Finance Ltd.,
Series 2016-1A A1
4.300%, 1/15/42§		262,141	268,695
Lendmark Funding Trust,
Series 2021-1A A
1.900%, 11/20/31§		700,000	685,370
Series 2025-3A A
4.510%, 5/21/35§		199,000	197,455
LMRE 2025 SFR1 Trust,
Series 2025-SFR1 A
4.500%, 12/17/42§		100,000	97,321
Lmrk Issuer Co. LLC,
Series 2025-1A A
5.520%, 9/15/55§		400,000	399,045
LoanCore Issuer Ltd.,
Series 2022-CRE7 A
5.222%, 1/17/37(l)§		17,097	17,087
Long Beach Mortgage Loan Trust,
Series 2006-9 2A2
4.013%, 10/25/36(l)		2,465,126	742,835
Madison Park Funding LXXI Ltd.,
Series 2025-71A A1
4.811%, 4/23/38(l)§		350,000	348,147
Magnetite XL Ltd.,
Series 2024-40A A1
5.122%, 7/15/37(l)§		500,000	500,583
MAPS Trust,
Series 2026-1A B
6.129%, 1/15/51§		444,545	440,416
Marble Point CLO XVII Ltd.,
Series 2020-1A AR
5.108%, 7/20/37(l)§		500,000	498,267
Mariner Finance Issuance Trust,
Series 2021-AA A
1.860%, 3/20/36§		685,921	680,174
Series 2024-AA A
5.130%, 9/22/36§		100,000	100,872
Series 2024-BA A
4.910%, 11/20/38§		250,000	250,848
Series 2025-BA A
4.590%, 11/22/38§		198,000	197,148
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A1
4.113%, 7/25/37(l)		2,364,798	1,361,344
MF1 LLC,
Series 2022-FL9 A
5.827%, 6/19/37(l)§		60,503	60,548
MF1 Ltd.,
Series 2021-FL7 A
4.874%, 10/16/36(l)§		34,188	34,167
Series 2022-FL8 A
5.027%, 2/19/37(l)§		33,741	33,741
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2024-FL15 A
5.368%, 8/18/41(l)§		250,000	250,648
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1 A3
4.093%, 7/25/36(l)		3,181,258	1,158,452
Mosaic Solar Loan Trust,
Series 2022-1A A
2.640%, 1/20/53§		432,156	370,515
Navient Private Education Loan Trust,
Series 2015-BA A3
5.237%, 7/16/40(l)§		144,903	145,033
Navient Private Education Refi Loan Trust,
Series 2018-DA A2A
4.000%, 12/15/59§		15,937	15,853
Series 2019-CA A2
3.130%, 2/15/68§		17,480	17,312
Series 2019-FA A2
2.600%, 8/15/68§		50,639	49,151
Navient Refinance Loan Trust,
Series 2025-B A
4.720%, 9/15/55§		86,409	86,299

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2025-C A
4.800%, 10/15/55§		$88,724	$88,188
Nelnet Student Loan Trust,
Series 2025-AA A1B
4.772%, 3/15/57(l)§		85,169	85,182
Series 2025-BA A1B
5.022%, 5/17/55(l)§		132,163	132,495
Series 2025-CA A1B
5.023%, 6/22/65(l)§		131,829	133,065
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2007-1 2A1A
4.113%, 2/25/37(l)		859,363	773,820
OCP CLO Ltd.,
Series 2017-13A AR2
5.010%, 11/26/37(l)§		500,000	500,076
OHA Loan Funding Ltd.,
Series 2016-1A A1R2
5.128%, 7/20/37(l)§		250,000	250,089
OHS Issuer LLC,
Series 2026-1 A2
5.980%, 2/25/61§		74,938	73,863
OneMain Financial Issuance Trust,
Series 2020-2A A
1.750%, 9/14/35§		98,651	97,247
Owl Rock CLO III Ltd.,
Series 2020-3A AR
5.518%, 4/20/36(l)§		250,000	250,000
Palmer Square CLO Ltd.,
Series 2021-3A A1R
4.962%, 10/15/38(l)§		250,000	250,152
Palmer Square Loan Funding Ltd.,
Series 2025-3A A1
4.660%, 1/15/34(l)§		250,000	249,775
Park Blue CLO Ltd.,
Series 2025-9A A1
5.431%, 10/20/38(l)§		510,000	511,082
Phantom Aviation,
Series 2026-1A A
5.240%, 1/15/51§		498,065	488,349
Planet Fitness Master Issuer LLC,
Series 2025-1A A2II
5.649%, 12/6/55§		293,000	290,447
Progress Residential Trust,
Series 2021-SFR5 F
3.158%, 7/17/38§		2,000,000	1,984,257
Series 2025-SFR4 A
4.300%, 8/17/42§		1,000,000	980,720
Providus CLO II DAC,
Series 2A ARR
3.176%, 10/15/38(l)§	EUR	500,000	577,076
QTS Issuer ABS I LLC,
Series 2025-1A B
5.928%, 5/25/55§		$450,000	435,938
QTS Issuer ABS II LLC,
Series 2025-1A A2
5.044%, 10/5/55§		74,000	72,655
Series 2025-1A B
5.778%, 10/5/55§		500,000	486,578
Series 2026-1A B
6.729%, 1/5/56§		32,000	32,008
Series 2026-2A A2
5.848%, 1/5/56§		25,000	24,601
Series 2026-5A A2
6.178%, 3/5/56§		41,000	40,996
RASC Trust,
Series 2007-EMX1 A13
4.193%, 1/25/37(l)		209,280	236,077
Regatta XI Funding Ltd.,
Series 2018-1A BR
5.418%, 7/17/37(l)§		360,000	360,585
Regatta XVIII Funding Ltd.,
Series 2021-1A A1R
4.832%, 4/15/38(l)§		175,526	175,001
Regional Management Issuance Trust,
Series 2025-2 A
4.590%, 11/16/37§		197,000	196,026
Republic Finance Issuance Trust,
Series 2025-A A
4.590%, 11/20/34§		196,000	195,986
Retained Vantage Data Centers Issuer LLC,
Series 2025-1A A2A
5.091%, 8/15/50§		73,000	71,866
Sabey Data Center Issuer LLC,
Series 2026-1 A2
5.482%, 1/20/51§		400,000	398,016
Sagard-Halseypoint CLO 10 Ltd.,
Series 2025-10A A1
5.018%, 10/20/38(l)§		250,000	250,042
Scalelogix Abs Us Issuer LLC,
Series 2025-1A B
6.158%, 7/25/55§		400,000	398,716
Scholar Funding Trust,
Series 2013-A A
4.423%, 1/30/45(l)§		61,528	60,597
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-FR4 A2B
4.133%, 8/25/36(l)		2,093,359	638,918
Silver Point CLO 5 Ltd.,
Series 2024-5A A1
5.068%, 10/20/37(l)§		250,000	250,313
Silver Point SCF CLO V Ltd.,
Series 2025-1A A1
5.168%, 4/20/38(l)§		250,000	249,434
Sixth Street CLO XIV Ltd.,
Series 2019-14A A1R2
4.820%, 1/20/38(l)§		720,000	718,056
SLM Private Education Loan Trust,
Series 2010-C A5
8.537%, 10/15/41(l)§		124,687	129,896
SMB Private Education Loan Trust,
Series 2015-B B
3.500%, 12/17/40§		1,785	1,785
Series 2020-PTA A2A
1.600%, 9/15/54§		70,213	66,191
Series 2021-A C
2.990%, 1/15/53§		135,805	119,922
Series 2021-A D1
3.860%, 1/15/53§		33,876	30,933

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Sofi Consumer Loan Program Trust,
Series 2026-B A
4.400%, 2/25/36§	$188,000	$187,997
SoFi Consumer Loan Program Trust,
Series 2025-1 C
5.420%, 2/27/34§	375,000	377,650
Series 2025-3 A
4.470%, 8/15/34§	127,238	127,458
Series 2026-1 C
4.740%, 12/26/35§	100,000	99,776
Series 2026-1 D
5.060%, 12/26/35§	100,000	100,194
Sound Point CLO XXI Ltd.,
Series 2018-3A A1AR
4.968%, 10/26/31(l)§	148,351	148,398
Sounds Point CLO IV-R Ltd.,
Series 2013-3RA A
5.079%, 4/18/31(l)§	122,129	122,128
Soundview Home Loan Trust,
Series 2006-1 2A1
5.800%, 2/25/37(l)	4,226,912	771,946
Series 2007-OPT5 2A2
4.743%, 10/25/37(l)	2,631,057	2,050,045
STAR Trust,
Series 2021-SFR1 G
6.993%, 4/17/38(l)§	2,000,000	1,996,949
Stellantis Financial Underwritten Enhanced Lease Trust,
Series 2025-CA B
4.250%, 12/20/29§	125,000	124,783
STWD Ltd.,
Series 2021-FL2 A
4.994%, 4/18/38(l)§	37,320	37,309
Subway Funding LLC,
Series 2024-1A A2II
6.268%, 7/30/54§	61,225	61,950
Series 2024-3A A23
5.914%, 7/30/54§	197,500	191,319
Summit Issuer LLC,
Series 2025-1A A2
5.208%, 11/20/55§	64,000	64,008
Sunrun Demeter Issuer LLC,
Series 2021-2A A
2.270%, 1/30/57§	543,979	494,262
Symphony CLO 38 Ltd.,
Series 2023-38A BR
5.618%, 7/24/38(l)§	250,000	250,526
Taco Bell Funding LLC,
Series 2021-1A A23
2.542%, 8/25/51§	491,250	432,843
Series 2025-1A A2I
4.821%, 8/25/55§	73,000	72,011
TIF Funding II LLC,
Series 2021-1A A
1.650%, 2/20/46§	377,542	344,779
Trackside Rail LLC,
Series 2026-1A A
4.890%, 3/20/56§	150,000	148,384
Trestles CLO IV Ltd.,
Series 2021-4A AR1
5.071%, 10/30/38(l)§	500,000	499,936
Trestles CLO VI Ltd.,
Series 2023-6A A1R
4.848%, 4/25/38(l)§	250,000	249,379
Tricon Residential Trust,
Series 2021-SFR1 E1
2.794%, 7/17/38§	1,300,000	1,289,963
Trinitas CLO XXX Ltd.,
Series 2024-30A A1
5.041%, 10/23/37(l)§	400,000	399,810
TRTX Issuer Ltd.,
Series 2022-FL5 A
5.328%, 2/15/39(l)§	147,782	147,760
Series 2025-FL6 A
5.216%, 9/18/42(l)§	190,000	190,304
Turkish Airlines Pass-Through Trust,
Series 2015-1 A
4.200%, 3/15/27§	128,559	125,629
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1
3.227%, 5/14/26	54,079	54,009
United Airlines Pass-Through Trust,
Series 2019-1 AA
4.150%, 8/25/31	305,667	297,130
Series 2019-2 AA
2.700%, 5/1/32	146,273	133,829
Series 2020-1 A
5.875%, 10/15/27	306,070	310,393
United States Small Business Administration,
Series 2008-20G 1
5.870%, 7/1/28	16,900	17,146
Upstart Securitization Trust,
Series 2024-1 A
5.330%, 11/20/34§	79,927	80,155
Series 2025-2 B
5.620%, 6/20/35§	350,000	353,196
Series 2025-3 B
5.020%, 9/20/35§	350,000	350,325
Series 2025-4 A2
4.560%, 11/20/35§	350,000	350,281
UPX HIL Issuer Trust,
Series 2025-1 A
5.160%, 1/25/47§	152,920	153,079
USQ Rail III LLC,
Series 2024-1A A
4.990%, 9/28/54§	284,830	280,884
VB-S1 Issuer LLC,
Series 2026-1A C2
4.693%, 3/15/56§	160,000	156,775
Series 2026-1A D
5.193%, 3/15/56§	30,000	29,687
Venture XXVII CLO Ltd.,
Series 2017-27A BR
5.529%, 7/20/30(l)§	375,689	375,840
Verdelite Static CLO Ltd.,
Series 2024-1A A
4.798%, 7/20/32(l)§	360,765	360,613
Vibrant CLO XR Ltd.,
Series 2018-10RA A1
5.368%, 4/20/36(l)§	500,000	500,182

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
VOLT C LLC,
Series 2021-NPL9 A1
5.992%, 5/25/51(e)§		$105,984	$105,971
Voya CLO Ltd.,
Series 2015-3A A3R4
5.118%, 10/20/31(l)§		250,000	249,343
Series 2023-1A A1R
4.878%, 1/20/39(l)§		500,000	498,916
Warwick Capital CLO 4 Ltd.,
Series 2024-4A A1
5.068%, 7/20/37(l)§		500,000	498,274
Wellington Management CLO 4 Ltd.,
Series 2025-4A A
4.818%, 4/18/38(l)§		350,000	349,150
Whitebox CLO II Ltd.,
Series 2020-2A A1R2
5.048%, 10/24/37(l)§		520,000	520,576
Wireless PropCo Funding LLC,
Series 2025-1A B
4.300%, 6/25/55§		209,000	198,140

Total Asset-Backed Securities			72,752,582

Collateralized Mortgage Obligations (11.3%)
A&D Mortgage Trust,
Series 2026-NQM2 A1
4.811%, 3/25/71(l)§		497,485	492,172
Alternative Loan Trust,
Series 2005-J14 A3
5.500%, 12/25/35		1,944,776	1,128,267
Series 2006-OA22 A1
4.113%, 2/25/47(l)		19,591	18,222
Series 2006-OA6 1A2
4.213%, 7/25/46(l)		12,976	12,021
Series 2007-OH1 A1D
4.003%, 4/25/47(l)		19,528	17,433
American Home Mortgage Investment Trust,
Series 2006-3 11A1
4.153%, 12/25/46(l)		412,296	355,049
Angel Oak Mortgage Trust,
Series 2025-2 A1
5.637%, 2/25/70(e)§		188,925	189,823
Series 2025-8 A1
5.410%, 7/25/70(e)§		76,987	77,136
Series 2026-2 A1LC
4.796%, 2/25/71(e)§		220,690	217,762
Barclays Mortgage Loan Trust,
Series 2022-NQM1 A1
4.550%, 7/25/52(e)§		103,582	102,808
Series 2026-NQM2 A1
4.696%, 12/25/65(l)§		293,116	289,181
Bear Stearns ALT-A Trust,
Series 2006-4 31A1
4.526%, 7/25/36(l)		819,173	466,241
Bear Stearns ARM Trust,
Series 2004-8 11A2
6.183%, 11/25/34(l)		59,719	57,196
Series 2005-1 2A1
4.503%, 3/25/35(l)		63,681	58,696
BRAVO Residential Funding Trust,
Series 2025-NQM2 A1
5.678%, 11/25/64(e)§		220,172	221,339
Chase Home Lending Mortgage Trust,
Series 2023-RPL2 A1
3.250%, 3/25/63(l)§		416,332	373,642
Series 2024-7 A11
4.962%, 6/25/55(l)§		306,054	307,817
Chase Mortgage Finance Trust,
Series 2007-S3 1A12
6.000%, 5/25/37		1,529,882	611,449
CHL Mortgage Pass-Through Trust,
Series 2005-17 1A6
5.500%, 9/25/35		189,943	186,531
Series 2005-24 A1
5.500%, 11/25/35		262,755	127,526
Series 2006-9 A10
6.000%, 5/25/36		2,617,826	1,153,749
CIM Trust,
Series 2025-I1 A1
5.655%, 10/25/69(e)§		138,674	139,537
Citigroup Mortgage Loan Trust,
Series 2024-1 A11
5.012%, 7/25/54(l)§		269,605	270,839
COLT Mortgage Loan Trust,
Series 2021-5 A1
1.726%, 11/26/66(l)§		48,855	44,342
Series 2025-7 A1
5.470%, 6/25/70(e)§		145,707	146,119
Series 2025-8 A1
5.480%, 8/25/70(e)§		365,673	366,928
Cross Mortgage Trust,
Series 2025-H1 A1
5.735%, 2/25/70(l)§		206,781	207,921
Deephaven Residential Mortgage Trust,
Series 2026-INV1 A1
4.797%, 12/25/70(l)§		184,036	182,537
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR3 2A5
4.193%, 6/25/37(l)		426,544	383,734
Ellington Financial Mortgage Trust,
Series 2025-INV1 A1
5.626%, 3/25/70(e)§		261,199	262,242
Series 2025-INV2 A1
5.387%, 5/26/70(e)§		308,448	309,117
Series 2025-INV3 A1
5.444%, 7/25/70(e)§		158,722	159,036
Series 2025-NQM3 A1
5.494%, 8/25/70(e)§		173,632	174,076
Eurohome UK Mortgages plc,
Series 2007-1 A
4.002%, 6/15/44(l)(m)	GBP	11,704	15,463
EuroMASTR plc,
Series 2007-1V A2
4.052%, 6/15/40(l)(m)		80,920	105,725

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Eurosail-UK plc,
Series 2007-4X A3
4.804%, 6/13/45(l)(m)	GBP	102,064	$134,683
FHLMC,
Series 2708 ZD
5.500%, 11/15/33		$365,960	378,472
Series 375 C1
2.500%, 1/25/51 IO		4,312,440	671,101
Series 4438 B
3.000%, 10/15/43		80,138	78,442
Series 4790 F
3.977%, 10/15/43(l)		177,121	172,764
Series 4989 FA
4.146%, 8/15/40(l)		113,540	111,587
Series 4989 FB
4.146%, 10/15/40(l)		77,300	75,938
Series 5004 LS
2.374%, 7/25/50 IO(l)		2,582,489	318,548
Series 5025 GB
1.500%, 10/25/50		6,499,000	4,267,033
Series 5028 TZ
2.000%, 10/25/50		6,765,656	3,842,131
Series 5140 WZ
2.500%, 9/25/51		6,102,162	3,888,854
Series 5468 QF
4.962%, 5/25/54(l)		472,137	473,774
Series 5468 WF
4.762%, 11/25/54(l)		79,312	79,551
Series 5471 FM
5.062%, 11/25/54(l)		461,102	464,044
Series 5478 FD
5.062%, 2/25/54(l)		40,826	41,140
Series 5482 FB
5.162%, 12/25/54(l)		79,317	80,170
Series 5500 DF
5.012%, 10/25/54(l)		53,105	53,510
Series 5502 EF
5.062%, 2/25/55(l)		46,020	46,412
Series 5503 FB
5.012%, 2/25/55(l)		60,111	60,537
Series 5508 FE
5.262%, 2/25/55(l)		61,125	61,824
Series 5508 FG
5.062%, 2/25/55(l)		1,515,181	1,526,783
Series 5543 FH
5.162%, 6/25/55(l)		63,369	64,056
Series 5563 FA
5.012%, 8/25/55(l)		134,343	135,303
Series 5574 FB
5.012%, 9/25/55(l)		54,492	54,916
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8
6.000%, 6/25/37		639,599	187,125
FNMA,
Series 2011-86 NF
4.326%, 9/25/41(l)		48,773	48,612
Series 2015-11 A
3.000%, 5/25/34		116,230	114,842
Series 2020-77 S
0.488%, 11/25/50 IO(l)		6,229,065	289,303
Series 2021-67 IG
3.000%, 10/25/51 IO		1,523,338	247,407
Series 2021-95 LZ
3.000%, 1/25/52		5,673,294	3,922,178
Series 2023-35 FC
4.762%, 8/25/53(l)		91,362	91,866
Series 2023-68 FB
4.712%, 1/25/54(l)		90,266	90,646
Series 2024-32
2.500%, 4/25/51 IO		2,929,678	438,599
Series 2024-63 FH
4.762%, 9/25/54(l)		64,038	64,391
Series 2024-88 FC
5.062%, 12/25/54(l)		49,805	50,186
Series 2024-96 FA
5.062%, 12/25/54(l)		91,530	92,234
Series 2025-1 FX
5.012%, 2/25/55(l)		62,951	63,393
Series 2025-13 FB
4.962%, 3/25/55(l)		73,141	73,634
Series 2025-2 FG
5.112%, 2/25/55(l)		124,217	125,308
Series 2025-35 FJ
5.262%, 5/25/55(l)		160,463	162,518
Series 2025-63 DF
5.062%, 8/25/55(l)		38,738	39,077
Series 2025-9 FG
5.012%, 3/25/55(l)		36,261	36,514
Series 426 C57
3.000%, 3/25/52 IO		3,438,709	591,038
Series 427 C28
2.500%, 10/25/50 IO		6,040,929	1,023,051
Series 437 C8
2.500%, 6/25/52 IO		3,892,908	618,369
GCAT Trust,
Series 2019-NQM3 M1
3.450%, 11/25/59(l)§		500,000	468,444
Series 2022-INV2 A5
3.000%, 4/25/52(l)§		465,221	404,264
Series 2025-NQM4 A1
5.529%, 6/25/70(e)§		341,969	343,133
Series 2026-NQM1 A1A
4.789%, 12/25/70(e)§		184,641	182,776
GNMA,
Series 2012-74 LF
4.190%, 6/20/42(l)		412,883	406,933
Series 2013-116 LS
2.360%, 8/20/43 IO(l)		606,593	63,100
Series 2013-26 MS
2.460%, 2/20/43 IO(l)		579,961	61,680
Series 2014-20 TS
2.310%, 2/20/44 IO(l)		556,440	55,888
Series 2015-H15 FC
4.363%, 6/20/65(l)		63,234	63,243
Series 2015-H16 FM
4.383%, 7/20/65(l)		80,855	80,894
Series 2015-H18 FB
4.383%, 7/20/65(l)		36,848	36,857
Series 2015-H19 FK
4.383%, 8/20/65(l)		103,957	103,984
Series 2015-H20 FB
4.383%, 8/20/65(l)		45,761	45,782
Series 2015-H20 FC
4.403%, 8/20/65(l)		233,261	233,440
Series 2015-H22 FC
4.383%, 9/20/65(l)		128,060	128,124
Series 2015-H29 FA
4.483%, 10/20/65(l)		124	125
Series 2016-H11 F
4.583%, 5/20/66(l)		62,314	62,524

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2016-H14 FA
4.583%, 6/20/66(l)		$47,160	$47,310
Series 2016-H15 FA
4.583%, 7/20/66(l)		51,887	52,055
Series 2016-H23 F
4.533%, 10/20/66(l)		48,297	48,422
Series 2020-129 IW
2.500%, 9/20/50 IO		4,328,752	659,105
Series 2020-173 MI
2.500%, 11/20/50 IO		4,294,659	628,565
Series 2020-185 MI
2.500%, 12/20/50 IO		4,408,280	655,861
Series 2021-16 KI
2.500%, 1/20/51 IO		3,925,272	588,643
Series 2021-160 TI
3.000%, 9/20/51 IO		4,139,495	718,587
Series 2021-165 ID
3.000%, 9/20/51 IO		2,502,387	422,052
Series 2021-223 EZ
3.000%, 12/20/51		5,135,388	3,830,924
Series 2021-30 KI
3.000%, 2/20/51 IO		3,495,975	591,779
Series 2021-57 IA
2.500%, 12/20/50 IO		3,584,214	504,036
Series 2021-58 IY
3.000%, 2/20/51 IO		532	92
Series 2021-81 IM
3.500%, 5/20/51 IO		3,631,483	688,180
Series 2022-112 AI
2.500%, 10/20/50 IO		2,922,726	450,800
Series 2022-174 AZ
3.500%, 5/20/51		5,183,423	4,408,739
Series 2022-218 IB
3.000%, 7/20/50 IO		2,591,920	443,003
Series 2022-78
3.000%, 8/20/51 IO		63,655	11,048
Series 2022-H02 FN
4.173%, 1/20/72(l)		261,904	260,255
Series 2022-H22 EF
4.423%, 10/20/72(l)		116,356	116,718
Series 2022-H25 FA
4.813%, 11/20/72(l)		487,680	497,921
Series 2022-H26 DF
4.693%, 12/20/72(l)		296,318	301,336
Series 2023-19
2.500%, 2/20/51 IO		4,001,567	584,703
Series 2023-H01 FA
4.473%, 1/20/73(l)		387,577	390,433
Series 2023-H02 FA
4.573%, 1/20/73(l)		288,991	292,510
Series 2023-H02 FB
4.573%, 1/20/73(l)		983,088	990,207
Series 2023-H03 FA
4.543%, 2/20/73(l)		190,526	192,623
Series 2023-H28 F
4.723%, 12/20/73(l)		381,147	386,365
Series 2023-H28 GF
4.573%, 12/20/73(l)		787,677	798,441
Series 2025-9 FE
4.923%, 1/20/55(l)		63,413	63,768
GS Mortgage-Backed Securities Trust,
Series 2022-NQM1 A4
4.000%, 5/25/62(l)§		63,023	58,566
Series 2026-DSC1 A1
4.725%, 5/25/66(e)§		296,447	293,709
Series 2026-NQM1 A1
4.869%, 3/25/66(l)§		339,468	337,429
Series 2026-NQM1 A2
5.123%, 3/25/66(e)§		242,477	241,124
Series 2026-NQM1 A3
5.225%, 3/25/66(e)§		242,477	241,127
Series 2026-NQM2 ALCF
4.998%, 11/25/61(e)§		146,250	144,389
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
4.860%, 9/25/35(l)		12,794	12,324
Series 2006-AR2 2A1
4.061%, 4/25/36(l)		31,827	18,640
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A
4.614%, 1/19/35(l)		98,734	89,786
HOMES Trust,
Series 2025-NQM1 M1
6.520%, 1/25/70(l)§		300,000	301,826
Series 2025-NQM2 A1
5.425%, 2/25/70(e)§		561,852	562,882
Household Capital RMBS,
Series 2025-1 A
5.631%, 7/21/87(l)(m)	AUD	38,832	26,588
Impac CMB Trust,
Series 2007-A A
4.293%, 5/25/37(l)§		$18,998	18,703
IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX1 A4
4.333%, 2/25/37(l)		753,211	495,736
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1
5.007%, 11/25/36(l)§		1,001,160	486,295
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36		659,318	284,344
Series 2006-A3 6A1
4.940%, 8/25/34(l)		5,656	5,647
Series 2007-A1 3A3
4.968%, 7/25/35(l)		10,562	10,158
Series 2021-7 A3
2.500%, 11/25/51(l)§		486,265	404,778
Series 2021-INV5 A2A
2.500%, 12/25/51(l)§		983,180	818,986
Series 2021-INV7 A3A
2.500%, 2/25/52(l)§		493,995	445,124
Series 2021-INV7 A4A
2.500%, 2/25/52(l)§		257,000	176,648
Series 2021-INV7 A5A
2.500%, 2/25/52(l)§		113,964	94,080
Series 2024-VIS1 A1
5.990%, 7/25/64(l)§		359,210	361,001
Series 2025-NQM3 A1
5.495%, 11/25/65(l)§		343,237	344,313
Series 2025-NQM5 A1LC
5.019%, 5/25/66(e)§		25,000	24,825
Series 2025-VIS1 M1
6.412%, 8/25/55(l)§		287,000	288,500
Series 2026-NQM1 A1LC
4.925%, 6/25/66(e)§		120,000	118,975

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Lehman Mortgage Trust,
Series 2007-1 1A2
5.750%, 2/25/37		$603,214	$609,167
Ludgate Funding plc,
Series 2007-1 A2A
4.041%, 1/1/61(l)(m)	GBP	48,683	62,917
Series 2008-W1X A1
4.481%, 1/1/61(l)(m)		95,110	124,736
MASTR Alternative Loan Trust,
Series 2005-2 5A1
6.500%, 12/25/34		$29,079	29,251
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A
5.549%, 12/25/32(l)		2,403	2,372
MFA Trust,
Series 2026-NQM1 A1
5.051%, 2/25/71(l)§		399,002	396,559
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-DSC2 A1
5.443%, 7/25/70(l)§		158,592	158,997
Series 2026-DSC1 A1LC
4.934%, 1/25/71(e)§		250,000	248,485
Mortgage Loan Resecuritization Trust,
Series 2009-RS1 A85
4.122%, 4/16/36(l)§		95,002	93,660
MortgageIT Trust,
Series 2005-4 A1
4.353%, 10/25/35(l)		32,094	32,233
New Residential Mortgage Loan Trust,
Series 2015-1A A1
3.750%, 5/28/52(l)§		128,972	124,299
Series 2018-RPL1 A1
3.500%, 12/25/57(l)§		171,676	167,047
Series 2025-NQM1 A1
5.643%, 1/25/65(e)§		156,790	158,381
Series 2025-NQM4 A1
5.350%, 7/25/65(l)§		346,174	346,404
Series 2026-NQM1 A1
4.824%, 11/25/65(l)§		606,375	600,754
Series 2026-NQM1 A2
5.078%, 11/25/65(e)§		242,550	239,959
Series 2026-NQM1 A3
5.179%, 11/25/65(e)§		242,550	239,998
Series 2026-NQM3 A1
4.833%, 2/25/66(l)§		193,331	191,496
Nomura Asset Acceptance Corp.,
5.515%, 1/25/36(l)		2,962,116	819,504
Series 2006-AP1 A5
6.059%, 1/25/36(e)		2,226,799	615,060
NYMT Loan Trust,
Series 2026-INV1 A1
4.766%, 2/25/61(l)§		409,182	406,713
Series 2026-INV1 A1LC
4.945%, 2/25/61(e)§		100,000	99,543
Series 2026-INV1 A2
5.050%, 2/25/61(e)§		249,137	246,496
Series 2026-INV1 A3
5.202%, 2/25/61(e)§		249,137	246,274
OBX Trust,
Series 2025-NQM3 A1
5.648%, 12/1/64(e)§		125,128	125,810
PRKCM Trust,
Series 2022-AFC2 A1
5.335%, 8/25/57(l)§		97,321	97,031
Series 2023-AFC3 A1
6.584%, 9/25/58(e)§		195,886	196,275
PRPM LLC,
Series 2024-7 A1
5.870%, 11/25/29(e)§		2,285,294	2,286,112
Series 2025-4 A1
6.179%, 6/25/30(e)§		901,070	899,453
PRPM Trust,
Series 2025-NQM1 A1
5.802%, 11/25/69(e)§		183,077	184,048
Series 2025-NQM1 M1A
6.645%, 11/25/69(l)§		193,000	194,671
Series 2025-NQM2 A1
5.688%, 4/25/70(e)§		478,231	480,277
Series 2025-NQM3 A1
5.606%, 5/25/70(l)§		148,818	149,342
RALI Trust,
Series 2006-QO3 A1
4.213%, 4/25/46(l)		3,614,261	873,694
Series 2007-QS6 A29
6.000%, 4/25/37		850,673	713,422
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
4.133%, 6/25/35(l)§		12,786	12,452
Series 2006-R1 AF1
4.133%, 1/25/36(l)§		37,461	35,525
Residential Asset Securitization Trust,
Series 2006-A12 A2
6.250%, 11/25/36		2,895,786	982,864
Series 2006-A9CB A7
6.000%, 9/25/36		3,845,214	1,069,520
Resloc UK plc,
Series 2007-1X A3B
4.012%, 12/15/43(l)(m)	GBP	51,485	67,370
RFMSI Trust,
Series 2006-S10 1A1
6.000%, 10/25/36		$301,759	245,096
Sequoia Mortgage Trust,
Series 10 2A1
4.550%, 10/20/27(l)		21	21
Series 2003-4 2A1
4.490%, 7/20/33(l)		2,602	2,616
Series 6 A
4.431%, 4/19/27(l)		7,926	7,864
SG Residential Mortgage Trust,
Series 2021-2 B1
4.038%, 12/25/61(l)§		1,700,000	1,295,847
Series 2025-1 A1
5.098%, 12/25/65(l)§		98,862	98,508
Series 2026-1 A1
4.782%, 1/25/66(l)§		106,392	105,384
Starwood Mortgage Residential Trust,
Series 2020-1 M1
2.878%, 2/25/50(l)§		2,500,000	2,259,914

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-4 2A
4.889%, 4/25/34(l)		$53,004	$52,964
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
4.291%, 7/19/35(l)		14,486	13,588
Series 2006-AR6 1A3
4.173%, 7/25/46(l)		404,265	334,040
Towd Point Mortgage Funding plc,
Series 2024-GR6A A1
4.679%, 7/20/53(l)§	GBP	312,176	413,524
Towd Point Mortgage Trust,
Series 2019-1 M1
3.750%, 3/25/58(l)§		$1,500,000	1,306,921
Series 2022-1 A1
3.750%, 7/25/62(l)§		248,538	235,532
Series 2024-5 A1A
4.612%, 10/25/64(l)§		470,197	466,155
Uropa Securities plc,
Series 2007-1 A3A
4.077%, 10/10/40(l)(m)	GBP	121,382	159,935
UWM Mortgage Trust,
Series 2021-INV2 A9
4.667%, 9/25/51(l)§		$585,974	549,500
Series 2021-INV3 A9
4.617%, 11/25/51(l)§		522,263	489,187
Verus Securitization Trust,
Series 2021-6 B1
4.047%, 10/25/66(l)§		1,000,000	836,859
Series 2021-8 A1
2.824%, 11/25/66(l)§		53,754	49,216
Series 2024-9 M1
6.198%, 11/25/69(l)§		800,000	801,864
Series 2025-12 A1LC
5.110%, 12/25/70(e)§		100,000	99,318
Series 2025-5 A1
5.427%, 6/25/70(e)§		83,389	83,655
Series 2025-6 A1
5.417%, 7/25/70(e)§		186,121	186,752

Total Collateralized Mortgage Obligations			88,478,146

Commercial Mortgage-Backed Securities (6.7%)
1211 Avenue of the Americas Trust,
Series 2015-1211 C
4.142%, 8/10/35(l)§		100,000	93,487
Series 2015-1211 D
4.142%, 8/10/35(l)§		100,000	90,557
1345 Trust,
Series 2025-AOA A
5.273%, 6/15/42(l)§		28,000	28,000
20 Times Square Trust,
Series 2018-20TS B
3.100%, 5/15/35(l)§		200,000	188,541
245 Park Avenue Trust,
Series 2017-245P XA
0.149%, 6/5/37 IO(l)§		1,000,000	1,724
280 Park Avenue Mortgage Trust,
Series 2017-280P A
4.853%, 9/15/34(l)§		190,000	189,050
Series 2017-280P D
5.506%, 9/15/34(l)§		200,000	197,000
ALA Trust,
Series 2025-OANA A
5.416%, 6/15/40(l)§		63,000	63,158
Alen Mortgage Trust,
Series 2021-ACEN A
4.937%, 4/15/34(l)§		13,000	12,285
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 D
1.750%, 5/15/53§		100,000	85,220
Series 2020-MF1 E
1.750%, 5/15/53§		100,000	82,498
AREIT Ltd.,
Series 2024-CRE9 A
5.359%, 5/17/41(l)§		73,818	73,824
ARES Commercial Mortgage Trust,
Series 2024-IND A
5.364%, 7/15/41(l)§		104,000	104,033
Ashford Hospitality Trust,
Series 2018-ASHF D
5.945%, 4/15/35(l)§		16,000	15,780
Atrium Hotel Portfolio Trust,
Series 2017-ATRM D
5.920%, 12/15/36(l)§		190,000	181,450
BAMLL Commercial Mortgage Securities Trust,
Series 2021-JACX A
4.837%, 9/15/38(l)§		800,000	770,000
BAMLL Trust,
Series 2024-BHP A
6.023%, 8/15/39(l)§		130,000	130,505
BANK,
Series 2017-BNK6 XA
0.745%, 7/15/60 IO(l)		2,554,307	16,255
Series 2018-BN10 XA
0.683%, 2/15/61 IO(l)		3,404,485	36,843
Series 2019-BN19 AS
3.446%, 8/15/61		249,000	228,229
Series 2019-BN20 AS
3.243%, 9/15/62(l)		310,000	278,198
Series 2019-BN20 XB
0.363%, 9/15/62 IO(l)		530,000	5,959
Series 2020-BN25 AS
2.841%, 1/15/63		22,000	20,280
Series 2020-BN30 XB
0.717%, 12/15/53 IO(l)		5,331,000	149,916
Series 2021-BN33 XB
0.474%, 5/15/64 IO(l)		4,550,000	104,061
Series 2021-BN35 C
2.902%, 6/15/64(l)		19,000	15,681
Series 2022-BNK40 A4
3.389%, 3/15/64(l)		600,000	555,625
Series 2024-BNK47 A5
5.716%, 6/15/57		651,425	679,608
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10 C
4.906%, 7/15/49(l)		250,000	245,992
Series 2017-BNK3 XB
0.594%, 2/15/50 IO(l)		1,000,000	3,423

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
BANK5,
Series 2024-5YR10 B
6.140%, 10/15/57(l)	$284,000	$289,676
Series 2024-5YR8 XA
0.899%, 8/15/57 IO(l)	6,229,974	157,920
Series 2025-5YR15 AS
5.762%, 7/15/58	180,000	186,129
Series 2025-5YR16 AS
5.751%, 8/15/63(l)	393,000	402,377
Series 2025-5YR17 AS
5.626%, 11/15/58(l)	296,000	303,176
BBCCRE Trust,
Series 2015-GTP A
3.966%, 8/10/33§	900,000	848,409
BBCMS Mortgage Trust,
Series 2017-C1 B
4.089%, 2/15/50	100,000	96,271
Series 2018-TALL A
4.592%, 3/15/37(l)§	45,000	42,637
Series 2020-C7 AS
2.444%, 4/15/53	186,000	161,227
Series 2021-C9 XA
1.550%, 2/15/54 IO(l)	2,535,557	143,059
Series 2022-C17 A5
4.441%, 9/15/55	10,000	9,735
Series 2024-5C29 A3
5.208%, 9/15/57	240,000	245,376
Series 2025-5C36 A3
5.517%, 8/15/58	268,000	275,824
Series 2025-5C36 AS
5.835%, 8/15/58(l)	256,000	261,869
Series 2025-5C37 AS
5.382%, 9/15/58(l)	297,000	298,324
Series 2025-5C38 AS
5.476%, 11/15/58	298,000	303,608
Series 2025-C35 AS
5.843%, 7/15/58(l)	15,000	15,532
Series 2025-C35 D
4.500%, 7/15/58§	14,000	10,824
Series 2025-C39 A5
5.297%, 12/15/58	300,000	304,095
Series 2026-5C40 AS
5.529%, 2/15/59(l)	328,000	331,792
BBCMS Trust,
Series 2015-SRCH A1
3.312%, 8/10/35§	23,222	22,924
Series 2015-SRCH XA
0.819%, 8/10/35 IO(l)§	828,725	6,010
Series 2021-C10 XA
1.194%, 7/15/54 IO(l)	3,209,789	148,878
Benchmark Mortgage Trust,
Series 2019-B9 A5
4.016%, 3/15/52	700,000	683,665
Series 2019-B9 XA
0.998%, 3/15/52 IO(l)	884,600	20,469
Series 2020-B16 XA
1.029%, 2/15/53 IO(l)	3,795,895	102,484
Series 2020-B17 XB
0.521%, 3/15/53 IO(l)	1,000,000	17,119
Series 2020-B21 A5
1.978%, 12/17/53	18,000	15,871
Series 2020-IG3 XA
0.690%, 9/15/48 IO(l)§	5,349,945	50,897
Series 2021-B23 XA
1.254%, 2/15/54 IO(l)	975,952	42,974
Series 2021-B24 XA
1.128%, 3/15/54 IO(l)	1,078,535	41,498
Series 2021-B25 A5
2.577%, 4/15/54	160,000	142,898
Series 2021-B27 XA
1.232%, 7/15/54 IO(l)	3,552,975	157,427
Series 2024-V10 A3
5.277%, 9/15/57	250,000	254,134
Series 2024-V6 A3
5.926%, 3/15/57	298,000	308,357
Series 2024-V8 A1
5.514%, 7/15/57	167,241	169,216
Series 2024-V9 A3
5.602%, 8/15/57	241,000	247,098
Series 2025-V15 AS
6.175%, 6/15/58	256,000	266,232
Series 2025-V16 A3
5.439%, 8/15/58(l)	180,000	184,464
Series 2025-V17 AM
5.425%, 9/15/58(l)	395,000	397,631
Series 2025-V18 AS
5.593%, 10/15/58	223,000	226,079
Series 2026-V20 B
5.687%, 2/15/59(l)	327,000	332,504
Series 2026-V21 A3
5.127%, 3/15/31	217,000	219,500
BFLD Commercial Mortgage Trust,
Series 2025-660F A
5.173%, 11/15/42(l)§	100,000	99,781
BFLD Trust,
Series 2020-EYP A
4.937%, 10/15/35(l)§	700,000	589,260
Series 2025-EWEST A
5.223%, 6/15/42(l)§	103,000	102,903
BMO Mortgage Trust,
Series 2023-C5 XA
0.727%, 6/15/56 IO(l)	377,590	14,692
Series 2024-5C7 AS
5.888%, 11/15/57(l)	443,000	449,992
Series 2025-5C10 AS
5.947%, 5/15/58(l)	295,000	303,317
Series 2025-5C12 AS
5.557%, 10/15/58	297,000	301,279
Series 2025-5C9 AS
6.165%, 4/15/58(l)	295,000	306,034
BOCA Commercial Mortgage Trust,
Series 2025-BOCA A
5.273%, 12/15/42(l)§	180,000	180,112
BRCK Trust,
Series 2025-830B A
4.476%, 12/10/42(l)§	100,000	99,033
BSTN Commercial Mortgage Trust,
Series 2025-HUB A
4.572%, 4/13/41(l)§	150,000	148,912
BWAY Mortgage Trust,
Series 2013-1515 A2
3.454%, 3/10/33§	92,541	88,819
Series 2013-1515 C
3.446%, 3/10/33§	100,000	92,177
Series 2021-1450 A
5.037%, 9/15/36(l)§	700,000	688,249
BWAY Trust,
Series 2025-1535 A
5.888%, 5/5/42(l)§	10,000	10,141

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
BX Commercial Mortgage Trust,
Series 2020-VIV3 B
3.544%, 3/9/44(l)§		$120,000	$112,561
Series 2022-AHP A
4.663%, 1/17/39(l)§		590,350	590,165
Series 2024-AIRC A
5.364%, 8/15/41(l)§		176,919	177,085
Series 2024-BRBK A
6.558%, 10/15/41(l)§		96,000	96,282
Series 2024-KING A
5.214%, 5/15/34(l)§		98,701	98,701
Series 2024-MDHS A
5.314%, 5/15/41(l)§		145,767	145,767
Series 2026-VLT9 A
5.373%, 3/15/45(l)§		106,000	105,338
Series 2026-XL6 A
4.873%, 3/15/43(l)§		180,000	179,100
BX Trust,
Series 2019-OC11 E
3.944%, 12/9/41(l)§		200,000	184,553
Series 2022-VAMF B
4.953%, 1/15/39(l)§		12,937	12,929
Series 2024-PALM A
5.214%, 6/15/37(l)§		90,000	89,944
Series 2024-VLT4 A
5.164%, 6/15/41(l)§		300,000	298,125
Series 2025-ARIA A
5.031%, 12/13/42(l)§		155,000	155,450
Series 2025-LUNR A
5.173%, 6/15/40(l)§		9,339	9,339
Series 2025-VLT6 A
5.116%, 3/15/42(l)§		220,000	218,487
Series 2025-VOLT A
5.373%, 12/15/44(l)§		100,000	99,688
BXP Trust,
Series 2017-CC D
3.552%, 8/13/37(l)§		30,000	25,177
Series 2017-GM A
3.379%, 6/13/39§		190,000	187,740
Series 2017-GM B
3.425%, 6/13/39(l)§		140,000	138,068
Series 2017-GM D
3.425%, 6/13/39(l)§		80,000	78,592
Series 2021-601L D
2.775%, 1/15/44(l)§		102,000	82,740
Cassia SRL,
Series 2022-1A A
4.524%, 5/22/34(l)§	EUR	235,633	272,764
CD Mortgage Trust,
Series 2017-CD3 A4
3.631%, 2/10/50		$10,000	9,786
CENT Trust,
Series 2025-CITY A
4.920%, 7/10/40(l)§		177,000	176,412
CFCRE Commercial Mortgage Trust,
Series 2016-C4 XA
1.143%, 5/10/58 IO(l)		74,819	55
Series 2016-C4 XB
0.572%, 5/10/58 IO(l)		110,000	2
Series 2017-C8 B
4.199%, 6/15/50(l)		37,000	35,864
Citigroup Commercial Mortgage Trust,
Series 2020-420K D
3.312%, 11/10/42(l)§		150,000	133,184
Series 2020-420K X
0.801%, 11/10/42 IO(l)§		1,000,000	31,521
Series 2020-555 A
2.647%, 12/10/41§		140,000	127,131
COAST Commercial Mortgage Trust,
Series 2023-2HTL D
8.112%, 8/15/36(l)§		80,000	79,508
Commercial Mortgage Trust,
Series 2015-DC1 XA
0.555%, 2/10/48 IO(l)		124,876	131
Series 2016-COR1 ASB
2.972%, 10/10/49		39,773	39,684
Series 2018-COR3 XD
1.750%, 5/10/51 IO(l)§		50,000	1,527
Series 2024-WCL1 A
5.514%, 6/15/41(l)§		90,000	89,691
Series 2024-WCL1 B
6.263%, 6/15/41(l)§		27,000	26,907
CONE Trust,
Series 2024-DFW1 A
5.314%, 8/15/41(l)§		30,000	29,784
CSAIL Commercial Mortgage Trust,
Series 2016-C5 C
4.404%, 11/15/48(l)		6,047	5,920
Series 2017-CX10 XB
0.233%, 11/15/50 IO(l)		1,000,000	3,889
Series 2018-C14 C
4.877%, 11/15/51(l)		250,000	230,229
Series 2018-CX12 C
4.722%, 8/15/51(l)		58,000	54,684
Series 2019-C16 XA
1.526%, 6/15/52 IO(l)		922,300	35,547
Series 2019-C17 XA
1.309%, 9/15/52 IO(l)		4,412,775	150,217
Series 2019-C17 XB
0.525%, 9/15/52 IO(l)		1,000,000	15,835
Series 2019-C18 D
2.500%, 12/15/52§		170,000	140,529
CSMC Trust,
Series 2017-TIME A
3.646%, 11/13/39§		100,000	96,107
Series 2021-ADV A
5.187%, 7/15/38(l)§		800,000	710,231
Series 2021-B33 A1
3.053%, 10/10/43§		81,726	76,531
Series 2021-B33 A2
3.167%, 10/10/43§		190,000	171,057
CSTL Commercial Mortgage Trust,
Series 2026-GATE3 B
4.938%, 2/10/43(l)§		160,000	157,348
DBC Mortgage Trust,
Series 2025-DBC A
5.023%, 11/15/42(l)§		195,000	194,634
DBGS Mortgage Trust,
Series 2019-1735 X
0.291%, 4/10/37 IO(l)§		1,365,000	11,143
Series 2024-SBL A
5.555%, 8/15/34(l)§		11,000	10,986
DBJPM Mortgage Trust,
Series 2016-C1 A4
3.276%, 5/10/49		3,015	3,007
Series 2017-C6 XD
1.000%, 6/10/50 IO(l)		300,000	2,981

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
DGWD Trust,
Series 2025-INFL A
5.273%, 8/15/35(l)§	$114,000	$114,172
DK Trust,
Series 2025-LXP A
5.271%, 8/15/37(l)§	34,000	34,000
Series 2025-LXP D
6.569%, 8/15/37(l)§	11,000	11,000
DOLP Trust,
Series 2021-NYC A
2.956%, 5/10/41§	1,000,000	890,571
ELM Trust,
Series 2024-ELM A10
5.414%, 6/10/39(l)§	44,000	44,078
Series 2024-ELM A15
5.414%, 6/10/39(l)§	44,000	44,078
Series 2024-ELM XP10
0.219%, 6/10/39 IO(l)§	1,000,000	394
EQT Trust,
Series 2024-EXTR A
5.331%, 7/5/41§	17,811	17,967
EQUS Mortgage Trust,
Series 2021-EQAZ A
4.692%, 10/15/38(l)§	397,418	397,170
FHLMC Multiclass Certificates,
Series 2024-P015 A1
4.296%, 11/25/32(l)	14,052	13,901
FHLMC Multifamily Structured Pass-Through Certificates,
Series K120 X1
1.025%, 10/25/30 IO(l)	2,392,740	89,266
Series K121 X1
1.012%, 10/25/30 IO(l)	115,438	4,235
Series KL05 X1P
0.892%, 6/25/29 IO(l)	662,000	17,759
Series KL06 XFX
1.356%, 12/25/29 IO(l)	165,998	5,402
FNMA ACES,
Series 2019-M32 X2
1.144%, 10/25/29 IO(l)	14,943,214	376,192
Series 2020-M13 X1
1.130%, 6/25/31 IO(l)	15,716,112	458,881
Series 2020-M15 X1
1.449%, 9/25/31 IO(l)	2,976,487	155,638
Series 2022-M4 A1X
2.457%, 5/25/30(l)	1,136,215	1,088,544
Series 2025-M1 A2
4.700%, 1/25/35(l)	4,864,000	4,887,488
FS Trust,
Series 2026-HULA A
5.128%, 3/15/41(l)§	160,000	159,900
GNMA,
Series 2013-30
0.533%, 9/16/53 IO(l)	31,889	384
Series 2016-96
0.768%, 12/16/57 IO(l)	28,811	974
Series 2021-143
0.967%, 10/16/63 IO(l)	6,822,010	432,000
Series 2021-20
1.145%, 8/16/62 IO(l)	4,773,302	340,078
Series 2021-208
0.757%, 6/16/64 IO(l)	8,064,718	403,134
Series 2021-22
0.973%, 5/16/63 IO(l)	5,880,147	367,646
Series 2021-52
0.722%, 4/16/63 IO(l)	6,094,517	308,464
Series 2021-71
0.864%, 10/16/62 IO(l)	6,790,904	408,893
Series 2022-13
0.827%, 1/16/63 IO(l)	15,997,638	970,761
Series 2022-21
0.785%, 10/16/63 IO(l)	16,023,197	969,677
Series 2022-49
0.756%, 3/16/64 IO(l)	7,859,676	399,302
Series 2022-67
0.898%, 8/16/63 IO(l)	13,178,138	961,634
Series 2023-118 BA
3.751%, 5/16/65(l)	14,610	13,154
Series 2023-50 AC
3.250%, 9/16/63(l)	11,371	10,036
Series 2025-126 AD
5.000%, 5/16/65	102,388	100,422
Series 2025-128 AD
5.000%, 10/16/56	93,270	92,550
Series 2025-129 AB
4.750%, 9/16/54	29,736	29,271
Series 2025-130 AL
4.750%, 8/16/56	29,751	29,293
Series 2025-88 AT
5.000%, 6/16/58	22,751	22,703
Grace Trust,
Series 2020-GRCE D
2.680%, 12/10/40(l)§	142,000	125,056
Great Wolf Trust,
Series 2024-WLF2 A
5.364%, 5/15/41(l)§	76,000	76,000
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A
2.856%, 5/10/34§	84,854	75,416
Series 2018-TWR D
5.570%, 7/15/31(l)§	110,000	15,395
Series 2023-FUN A
5.764%, 3/15/28(l)§	100,000	100,281
GS Mortgage Securities Trust,
Series 2016-GS3 XA
1.144%, 10/10/49 IO(l)	240,721	133
Series 2017-GS7 XA
1.022%, 8/10/50 IO(l)	2,235,037	17,691
Series 2019-GSA1 XA
0.800%, 11/10/52 IO(l)	1,130,377	25,506
Series 2020-GC45 XA
0.612%, 2/13/53 IO(l)	3,069,258	57,223
HILT Commercial Mortgage Trust,
Series 2024-ORL D
6.861%, 5/15/37(l)§	100,000	99,937
HLTN Commercial Mortgage Trust,
Series 2024-DPLO A
5.314%, 6/15/41(l)§	24,000	24,000
ILPT Commercial Mortgage Trust,
Series 2025-LPF2 A
5.292%, 7/13/42(l)§	115,000	116,019
Series 2025-LPF2 D
6.508%, 7/13/42(l)§	200,000	201,341

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP3 B
3.397%, 8/15/49(l)	$331,000	$315,770
Series 2016-JP3 XC
0.750%, 8/15/49 IO(l)§	240,000	538
Series 2018-PHH A
4.930%, 6/15/35(l)§	106,599	69,536
Series 2022-DATA A
3.916%, 6/10/42(l)§	600,000	550,217
Series 2022-OPO D
3.450%, 1/5/39(l)§	100,000	80,223
Series 2025-BHR5 A
5.366%, 3/15/40(l)§	26,069	26,061
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25 XA
0.330%, 11/15/47 IO(l)	466,688	1,972
Series 2015-C32 XA
0.770%, 11/15/48 IO(l)	449,512	1,130
Series 2015-C33 D1
4.304%, 12/15/48(l)§	100,000	90,930
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 C
3.683%, 7/15/50(l)	350,000	320,405
Series 2019-COR5 A3
3.123%, 6/13/52	20,000	19,281
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA
1.436%, 6/15/49 IO(l)	527,171	629
Series 2016-C4 XC
0.750%, 12/15/49 IO(l)§	1,800,000	4,770
Series 2020-COR7 XA
1.640%, 5/13/53 IO(l)	2,132,865	92,227
JW Commercial Mortgage Trust,
Series 2024-MRCO A
5.294%, 6/15/39(l)§	32,000	32,000
Series 2024-MRCO D
6.861%, 6/15/39(l)§	24,000	24,000
KREST Commercial Mortgage Securities Trust,
Series 2021-CHIP A
2.558%, 11/5/44§	700,000	554,994
KSL Trust,
5.565%, 6/15/30(l)§	128,000	128,207
Ladder Capital Commercial Mortgage Trust,
Series 2013-GCP XA
1.128%, 2/15/36 IO(l)§	862,218	15,095
LCCM Trust,
Series 2017-LC26 C
4.706%, 7/12/50§	300,000	285,757
LEX Trust,
Series 2026-450 A
5.023%, 3/15/43(l)§	33,000	32,853
LoanCore Issuer LLC,
Series 2025-CRE8 A
5.063%, 8/17/42(l)§	280,000	279,809
LSTAR Commercial Mortgage Trust,
Series 2017-5 X
0.869%, 3/10/50 IO(l)§	1,896,510	5,481
MCR Mortgage Trust,
Series 2024-TWA A
5.924%, 6/12/39§	33,000	33,228
Series 2024-TWA XA
0.920%, 6/12/39 IO§	178,000	1,069
MIRA Trust,
Series 2023-MILE A
6.755%, 6/10/38§	100,000	102,686
Morgan Stanley Capital I Trust,
Series 2017-H1 B
4.075%, 6/15/50	198,000	192,960
Series 2017-H1 XD
2.121%, 6/15/50 IO(l)§	300,000	6,053
Series 2018-MP A
4.276%, 7/11/40(l)§	219,000	202,803
Series 2019-H6 XB
0.723%, 6/15/52 IO(l)	1,000,000	20,988
Series 2019-L2 XA
0.973%, 3/15/52 IO(l)	2,620,079	62,503
Series 2019-L3 XA
0.602%, 11/15/52 IO(l)	4,160,452	79,811
Series 2020-L4 B
3.082%, 2/15/53	207,000	187,320
Series 2024-NSTB A
3.900%, 9/24/57(l)§	214,201	211,939
MSWF Commercial Mortgage Trust,
Series 2023-2 XA
0.921%, 12/15/56 IO(l)	973,716	52,304
Natixis Commercial Mortgage Securities Trust,
Series 2018-SOX A
4.404%, 6/17/38§	100,000	96,194
Series 2021-APPL A
4.887%, 8/15/38(l)§	649,721	633,009
NCMF Trust,
Series 2025-MFS A
4.883%, 6/10/33(l)§	67,000	66,779
New Orleans Hotel Trust,
Series 2019-HNLA A
4.709%, 4/15/32(l)§	400,000	395,011
NJ Trust,
Series 2025-WBRK A
5.867%, 3/5/35(l)§	188,000	192,207
NRTH Commercial Mortgage Trust,
Series 2025-PARK A
5.066%, 10/15/40(l)§	100,000	99,906
NYC Commercial Mortgage Trust,
Series 2025-11X A
5.416%, 10/15/40(l)§	100,000	100,062
NYC Trust,
Series 2025-77C A
4.790%, 1/10/36(l)§	120,000	118,763
NYO Commercial Mortgage Trust,
Series 2021-1290 A
4.882%, 11/15/38(l)§	1,100,000	1,097,251

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Oceanview Mortgage Trust,
Series 2026-1 A
5.104%, 8/25/55(l)§		$492,428	$485,584
Olympic Tower Mortgage Trust,
Series 2017-OT XA
0.379%, 5/10/39 IO(l)§		1,000,000	2,592
One Market Plaza Trust,
Series 2017-1MKT XCP
0.000%, 2/10/32 IO(l)§		830,825	1
Series 2017-1MKT XNCP
0.090%, 2/10/32 IO(l)§		166,165	222
PENN Commercial Mortgage Trust,
Series 2025-P11 A
5.344%, 8/10/42(l)§		12,000	12,162
PGA Trust,
Series 2024-RSR2 A
5.563%, 6/15/39(l)§		114,000	113,608
Sage AR Funding,
Series 2026-1X C
5.488%, 5/18/38(l)(m)	GBP	100,000	130,475
SCG Commercial Mortgage Trust,
Series 2025-FLWR A
4.923%, 8/15/42(l)§		$183,000	182,657
SFO Commercial Mortgage Trust,
Series 2021-555 B
5.287%, 5/15/38(l)§		180,000	179,550
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ D
3.477%, 9/15/39(l)§		30,000	26,244
SLG Commercial Mortgage Trust,
Series 2026-PAT A
4.451%, 2/15/39(l)§		128,000	126,277
UBS Commercial Mortgage Trust,
Series 2017-C7 A4
3.679%, 12/15/50		140,000	138,215
Series 2018-C13 XA
0.755%, 10/15/51 IO(l)		7,033,400	101,282
Series 2018-C8 C
4.682%, 2/15/51(l)		226,000	207,169
Series 2019-C17 XA
1.436%, 10/15/52 IO(l)		902,773	35,793
Series 2019-C18 XA
0.976%, 12/15/52 IO(l)		903,549	25,874
VEGAS Trust,
Series 2024-TI A
5.518%, 11/10/39§		100,000	100,292
Velocity Commercial Capital Loan Trust,
Series 2019-1 A
3.760%, 3/25/49(l)§		180,301	176,376
Series 2024-6 A
5.810%, 12/25/54(l)§		753,909	754,082
VNDO Trust,
Series 2016-350P D
3.903%, 1/10/35(l)§		100,000	99,832
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27 C
3.894%, 2/15/48		90,147	80,175
Series 2015-LC20 C
4.056%, 4/15/50(l)		47,448	46,067
Series 2015-NXS2 XA
0.788%, 7/15/58 IO(l)		125,695	—
Series 2016-BNK1 XD
1.413%, 8/15/49 IO(l)§		1,000,000	29,425
Series 2017-C38 XA
0.902%, 7/15/50 IO(l)		2,084,611	12,542
Series 2017-C39 XA
1.062%, 9/15/50 IO(l)		2,015,090	22,872
Series 2018-1745 A
3.749%, 6/15/36(l)§		600,000	564,083
Series 2018-C46 B
4.633%, 8/15/51		24,000	22,904
Series 2019-C49 B
4.546%, 3/15/52		90,000	87,617
Series 2019-C50 B
4.192%, 5/15/52		150,000	142,460
Series 2019-C50 XA
1.390%, 5/15/52 IO(l)		801,231	24,431
Series 2020-C55 AS
2.937%, 2/15/53		207,000	190,691
Series 2020-C55 XA
1.260%, 2/15/53 IO(l)		3,845,098	157,829
Series 2020-C56 XA
1.264%, 6/15/53 IO(l)		2,994,846	115,106
Series 2021-C59 XA
1.479%, 4/15/54 IO(l)		2,914,778	153,885
Series 2021-FCMT D
7.287%, 5/15/31(l)§		110,000	109,982
Series 2024-5C2 AS
6.145%, 11/15/57(l)		315,000	326,746
Series 2024-BPRC B
6.215%, 7/15/43§		47,000	47,507
Series 2024-BPRC C
6.432%, 7/15/43§		30,000	30,216
Series 2024-BPRC D
7.082%, 7/15/43§		10,000	10,128
Series 2024-BPRC X
0.091%, 7/15/43 IO(l)§		369,000	2,960
Series 2025-5C3 AS
6.390%, 1/15/58(l)		295,000	307,952
Series 2025-5C6 AS
5.582%, 10/15/58(l)		297,000	302,563
Series 2025-5C7 AS
5.503%, 12/15/58		298,000	302,562
Series 2026-5C8 A3
5.034%, 3/15/59		163,000	164,221
Series 2026-5C8 C
5.554%, 3/15/59		163,000	160,771
WEST Trust,
Series 2025-ROSE A
5.275%, 4/10/35(l)§		18,000	18,084

Total Commercial Mortgage-Backed Securities			51,900,536

Corporate Bonds (26.6%)
Communication Services (1.3%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.
4.100%, 2/15/28		120,000	119,354
4.300%, 2/15/30		130,000	129,076
4.400%, 4/30/31		200,000	197,778
4.750%, 4/30/33		100,000	98,940
3.500%, 9/15/53		54,000	35,369
6.050%, 8/15/56		37,000	36,391

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
3.800%, 12/1/57		$164,000	$110,527
3.650%, 9/15/59		260,000	167,708
3.850%, 6/1/60		54,000	36,182
3.500%, 2/1/61		93,000	57,505
Bell Canada
5.200%, 2/15/34		100,000	100,192
Comcast Corp.
4.150%, 10/15/28		245,000	243,877
2.650%, 2/1/30		200,000	187,079
1.950%, 1/15/31		16,000	14,156
5.500%, 11/15/32		20,000	20,735
NBN Co. Ltd.
4.250%, 10/1/29§		500,000	498,443
Verizon Communications, Inc.
2.100%, 3/22/28		60,000	57,597
4.329%, 9/21/28		118,000	118,015
1.500%, 9/18/30		55,000	48,181
2.550%, 3/21/31		597,000	541,411
2.355%, 3/15/32		225,000	195,802
5.401%, 7/2/37		112,000	111,436

			3,125,754

Entertainment (0.1%)
Discovery Global Holdings, Inc.
3.755%, 3/15/27		375,000	370,402
Netflix, Inc.
4.900%, 8/15/34(x)		40,000	40,269
Take-Two Interactive Software, Inc.
4.950%, 3/28/28		50,000	50,448
Walt Disney Co. (The)
3.800%, 3/22/30(x)		250,000	245,448

			706,567

Interactive Media & Services (0.2%)
Alphabet, Inc.
3.700%, 2/15/29		69,000	68,359
4.100%, 11/15/30		289,000	286,760
4.100%, 2/15/31		59,000	58,608
4.375%, 11/15/32		100,000	99,269
4.400%, 2/15/33		48,000	47,408
4.700%, 11/15/35		60,000	59,281
4.800%, 2/15/36		228,000	226,632
5.500%, 2/15/46		69,000	68,214
5.650%, 2/15/56		149,000	148,832
4.375%, 11/6/64	EUR	107,000	115,927
5.750%, 2/15/66		$45,000	44,374
5.700%, 11/15/75		238,000	229,493
Meta Platforms, Inc.
4.600%, 5/15/28		100,000	100,965
4.200%, 11/15/30		40,000	39,556
4.750%, 8/15/34		55,000	54,291
4.875%, 11/15/35		150,000	146,624
4.650%, 8/15/62		223,000	172,405
5.550%, 8/15/64		11,000	9,868

			1,976,866

Media (0.3%)
Charter Communications Operating LLC
6.650%, 2/1/34		15,000	15,625
6.550%, 6/1/34		150,000	155,313
3.500%, 3/1/42		56,000	38,299
5.750%, 4/1/48		179,000	149,408
4.800%, 3/1/50		48,000	35,393
3.900%, 6/1/52		14,000	8,907
5.250%, 4/1/53		14,000	10,967
3.850%, 4/1/61		1,058,000	616,465
4.400%, 12/1/61		112,000	71,849
3.950%, 6/30/62		45,000	26,445
Cox Communications, Inc.
3.500%, 8/15/27§		400,000	394,620
Fox Corp.
4.709%, 1/25/29		100,000	100,239
Paramount Global
3.700%, 10/4/26(e)		42,000	41,603
2.900%, 1/15/27		112,000	110,102
5.250%, 4/1/44		15,000	9,506
4.900%, 8/15/44		11,000	6,810
4.600%, 1/15/45(x)		12,000	7,144
WPP Finance 2013
3.625%, 6/9/31(m)	EUR	200,000	220,127

			2,018,822

Wireless Telecommunication Services (0.3%)
America Movil SAB de CV
5.000%, 1/20/33		$100,000	100,100
Rogers Communications, Inc.
5.300%, 2/15/34		100,000	99,635
T-Mobile USA, Inc.
3.750%, 4/15/27		200,000	198,785
4.850%, 1/15/29		475,000	480,152
3.375%, 4/15/29		113,000	109,400
3.875%, 4/15/30		650,000	632,422
5.200%, 1/15/33		146,000	148,349
5.150%, 4/15/34		150,000	150,875
3.600%, 11/15/60		82,000	53,159
5.800%, 9/15/62		136,000	130,246

			2,103,123

Total Communication Services			9,931,132

Consumer Discretionary (1.1%)
Automobile Components (0.0%)†
Magna International, Inc.
5.500%, 3/21/33		100,000	102,548

Automobiles (0.5%)
BMW International Investment BV
3.500%, 1/22/33(m)	EUR	41,000	46,570
Ford Motor Co.
3.250%, 2/12/32		$200,000	173,874
6.100%, 8/19/32		200,000	201,146
General Motors Co.
5.350%, 4/15/28		16,000	16,208
6.250%, 4/15/35		150,000	155,851
Hyundai Capital America
5.950%, 9/21/26§		200,000	201,176
5.250%, 1/8/27§		300,000	301,698
4.600%, 4/6/28§		400,000	399,900
Mercedes-Benz Finance North America LLC
4.800%, 3/30/28§		500,000	502,981
Nissan Motor Co. Ltd.
3.201%, 9/17/28(m)	EUR	400,000	444,734
4.810%, 9/17/30§		$700,000	635,600
Toyota Motor Corp.
5.123%, 7/13/33		150,000	153,139
Volkswagen Group of America Finance LLC
5.650%, 9/12/28§		400,000	407,794

			3,640,671

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Broadline Retail (0.2%)
Alibaba Group Holding Ltd.
2.125%, 2/9/31(x)		$100,000	$90,361
Amazon.com, Inc.
3.300%, 4/13/27		100,000	99,288
3.150%, 8/22/27		50,000	49,391
1.650%, 5/12/28		50,000	47,554
1.500%, 6/3/30		85,000	75,897
4.250%, 3/13/31		195,000	193,331
2.100%, 5/12/31		50,000	44,714
3.600%, 4/13/32		100,000	94,969
4.550%, 3/13/33		40,000	39,655
4.650%, 11/20/35		100,000	97,710
4.875%, 3/13/36		40,000	39,677
5.650%, 3/13/46		64,000	63,947
3.950%, 4/13/52		171,000	131,367
5.800%, 3/13/56		35,000	34,973
5.950%, 3/13/66		310,000	311,749
6.050%, 3/13/76		64,000	63,775
eBay, Inc.
5.125%, 11/6/35(x)		100,000	98,625
Prosus NV
4.193%, 1/19/32(m)		200,000	187,576

			1,764,559

Diversified Consumer Services (0.0%)†
Wand NewCo 3, Inc.
7.625%, 1/30/32§		300,000	306,750

Hotels, Restaurants & Leisure (0.3%)
Choice Hotels International, Inc.
3.700%, 12/1/29		600,000	575,527
Expedia Group, Inc.
4.625%, 8/1/27		63,000	63,037
3.250%, 2/15/30		200,000	188,822
Las Vegas Sands Corp.
6.000%, 8/15/29		400,000	411,032
Marriott International, Inc.
5.000%, 10/15/27		55,000	55,454
4.800%, 3/15/30		400,000	403,300
4.500%, 10/1/34		31,000	29,161
5.100%, 5/1/38		30,000	28,489
Series FF
4.625%, 6/15/30		25,000	24,962
Series X
4.000%, 4/15/28		25,000	24,769
McDonald’s Corp.
2.625%, 9/1/29		40,000	37,869
Royal Caribbean Cruises Ltd.
5.375%, 1/15/36		50,000	49,199
Starbucks Corp.
3.550%, 8/15/29		100,000	97,335
3.000%, 2/14/32		20,000	18,174

			2,007,130

Household Durables (0.0%)†
DR Horton, Inc.
5.500%, 10/15/35		25,000	25,381
Leggett & Platt, Inc.
3.500%, 11/15/27		25,000	24,440
Lennar Corp.
4.750%, 11/29/27		100,000	100,152
Mohawk Industries, Inc.
3.625%, 5/15/30		25,000	23,928

			173,901

Leisure Products (0.0%)†
Hasbro, Inc.
3.500%, 9/15/27		15,000	14,822

Specialty Retail (0.1%)
AutoZone, Inc.
4.500%, 2/1/28		70,000	70,093
Home Depot, Inc. (The)
0.900%, 3/15/28(x)		65,000	61,212
2.950%, 6/15/29		30,000	28,858
4.750%, 6/25/29		45,000	45,684
1.875%, 9/15/31		85,000	74,338
3.250%, 4/15/32		45,000	41,934
4.650%, 9/15/35		40,000	38,869
Lowe’s Cos., Inc.
3.650%, 4/5/29		200,000	195,514
5.000%, 4/15/33		40,000	40,163
O’Reilly Automotive, Inc.
4.350%, 6/1/28		50,000	49,906
Tractor Supply Co.
5.250%, 5/15/33		5,000	5,064

			651,635

Textiles, Apparel & Luxury Goods (0.0%)†
Ralph Lauren Corp.
2.950%, 6/15/30		15,000	14,116

Total Consumer Discretionary			8,676,132

Consumer Staples (0.8%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29		250,000	252,975
Coca-Cola Co. (The)
2.900%, 5/25/27		50,000	49,365
2.000%, 3/5/31		65,000	58,415
4.650%, 8/14/34		55,000	55,225
Constellation Brands, Inc.
4.350%, 5/9/27		100,000	99,944
4.800%, 1/15/29		375,000	377,178
Diageo Capital plc
2.375%, 10/24/29		200,000	186,785
Heineken NV
3.505%, 5/3/34(m)	EUR	150,000	169,100
Keurig Dr Pepper, Inc.
3.950%, 4/15/29		$100,000	97,792
PepsiCo, Inc.
3.000%, 10/15/27		100,000	98,448
2.750%, 3/19/30		200,000	188,631

			1,633,858

Consumer Staples Distribution & Retail (0.1%)
Costco Wholesale Corp.
1.600%, 4/20/30		200,000	180,878
Kroger Co. (The)
4.500%, 1/15/29		25,000	25,067
5.000%, 9/15/34		45,000	44,362
Sysco Corp.
3.250%, 7/15/27		50,000	49,212
5.100%, 9/23/30		35,000	35,257
Target Corp.
3.375%, 4/15/29		100,000	97,683
4.500%, 9/15/32		50,000	50,234
Walmart, Inc.
3.250%, 7/8/29		200,000	195,210
2.375%, 9/24/29		3,000	2,833
1.800%, 9/22/31		15,000	13,287

			694,023

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Food Products (0.2%)
Bunge Ltd. Finance Corp.
2.750%, 5/14/31	$25,000	$22,705
5.150%, 8/4/35	50,000	49,707
Campbell’s Co. (The)
4.150%, 3/15/28	25,000	24,700
Conagra Brands, Inc.
4.850%, 11/1/28	225,000	225,050
General Mills, Inc.
4.200%, 4/17/28	215,000	213,733
Hormel Foods Corp.
1.700%, 6/3/28	70,000	66,305
J M Smucker Co. (The)
2.375%, 3/15/30	15,000	13,794
Mars, Inc.
4.800%, 3/1/30§	400,000	404,273
Mondelez International, Inc.
2.750%, 4/13/30	200,000	186,148
Unilever Capital Corp.
2.900%, 5/5/27	100,000	98,832

		1,305,247

Household Products (0.0%)†
Clorox Co. (The)
1.800%, 5/15/30	15,000	13,401
Kimberly-Clark Corp.
3.950%, 11/1/28(x)	10,000	9,927
3.200%, 4/25/29	50,000	48,451
2.000%, 11/2/31	25,000	22,122
Procter & Gamble Co. (The)
1.200%, 10/29/30	50,000	43,691

		137,592

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The)
1.950%, 3/15/31(x)	45,000	39,653

Tobacco (0.3%)
Altria Group, Inc.
4.800%, 2/14/29	40,000	40,307
5.625%, 2/6/35	25,000	25,574
5.250%, 8/6/35	75,000	74,499
4.250%, 8/9/42	67,000	54,264
4.500%, 5/2/43	192,000	159,309
3.875%, 9/16/46(x)	193,000	141,861
6.200%, 2/14/59	10,000	9,861
BAT Capital Corp.
3.557%, 8/15/27	100,000	98,903
2.259%, 3/25/28	225,000	215,849
4.625%, 3/22/33	90,000	88,006
7.079%, 8/2/43	76,000	83,661
4.540%, 8/15/47	25,000	20,265
5.650%, 3/16/52	135,000	125,147
6.250%, 8/15/55	228,000	228,587
BAT International Finance plc
5.931%, 2/2/29	400,000	414,315
Imperial Brands Finance plc
3.500%, 7/26/26§	400,000	398,854
Philip Morris International, Inc.
5.375%, 2/15/33	200,000	205,283
5.250%, 2/13/34	100,000	101,763
4.625%, 10/29/35	30,000	28,844

		2,515,152

Total Consumer Staples		6,325,525

Energy (2.7%)
Energy Equipment & Services (0.0%)†
Baker Hughes Holdings LLC
3.337%, 12/15/27	100,000	98,478
4.050%, 3/11/29	25,000	24,854
4.350%, 6/15/31	37,000	36,494
4.650%, 6/15/33	37,000	36,418
5.000%, 6/15/36	35,000	34,326
5.850%, 6/15/56	35,000	34,118
FORESEA Holding SA
7.500%, 6/15/30(m)	32,553	31,902

		296,590

Oil, Gas & Consumable Fuels (2.7%)
Adnoc Murban Rsc Ltd.
4.250%, 9/11/29§	200,000	196,686
Antero Resources Corp.
5.375%, 3/1/30§	808,000	811,515
5.400%, 2/1/36	100,000	98,038
APA Corp.
4.250%, 1/15/30	74,000	72,744
Boardwalk Pipelines LP
4.800%, 5/3/29	20,000	20,080
BP Capital Markets America, Inc.
3.588%, 4/14/27	100,000	99,366
4.234%, 11/6/28	200,000	199,855
5.227%, 11/17/34	191,000	194,604
BP Capital Markets plc
3.279%, 9/19/27	50,000	49,366
Cameron LNG LLC
3.402%, 1/15/38§	333,000	289,164
Canadian Natural Resources Ltd.
5.000%, 12/15/29	400,000	405,429
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	71,000	71,371
3.700%, 11/15/29	669,000	649,354
2.742%, 12/31/39	183,000	154,889
Cheniere Energy Partners LP
3.250%, 1/31/32	400,000	363,899
5.950%, 6/30/33	50,000	52,312
Cheniere Energy, Inc.
4.625%, 10/15/28	200,000	199,316
5.650%, 4/15/34	575,000	591,948
Chevron USA, Inc.
4.819%, 4/15/32	100,000	101,566
4.500%, 10/15/32	100,000	99,980
ConocoPhillips Co.
6.950%, 4/15/29	200,000	214,601
Coterra Energy, Inc.
4.375%, 3/15/29	100,000	99,579
5.400%, 2/15/35	400,000	399,858
Diamondback Energy, Inc.
3.250%, 12/1/26	673,000	669,074
5.200%, 4/18/27	75,000	75,530
3.500%, 12/1/29	771,000	743,454
3.125%, 3/24/31	250,000	231,427
5.400%, 4/18/34	40,000	40,588
4.250%, 3/15/52	390,000	300,340

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Enbridge, Inc.
3.700%, 7/15/27		$50,000	$49,515
5.625%, 4/5/34		150,000	154,529
Energy Transfer LP
5.550%, 2/15/28		25,000	25,468
6.100%, 12/1/28		200,000	207,622
3.750%, 5/15/30		100,000	96,644
5.550%, 5/15/34		150,000	152,108
5.000%, 5/15/50		700,000	577,391
Enterprise Products Operating LLC
2.800%, 1/31/30		30,000	28,206
EOG Resources, Inc.
4.375%, 4/15/30		200,000	198,988
EQT Corp.
3.900%, 10/1/27		158,000	156,696
4.500%, 1/15/29		67,000	66,804
5.000%, 1/15/29		515,000	520,976
7.000%, 2/1/30(e)(x)		180,000	192,144
7.500%, 6/1/30(x)		1,530,000	1,671,641
4.750%, 1/15/31		737,000	733,429
3.625%, 5/15/31§		892,000	829,759
Equinor ASA
3.625%, 9/10/28		100,000	99,068
Expand Energy Corp.
5.375%, 2/1/29		186,000	185,826
5.375%, 3/15/30		394,000	397,272
4.750%, 2/1/32		294,000	286,430
5.700%, 1/15/35		740,000	750,340
Flex Intermediate Holdco LLC
3.363%, 6/30/31§		400,000	361,590
Greensaif Pipelines Bidco Sarl
5.853%, 2/23/36(m)		201,000	201,402
HF Sinclair Corp.
6.250%, 1/15/35		50,000	51,568
Korea National Oil Corp.
4.875%, 4/3/29§		400,000	405,524
Marathon Petroleum Corp.
3.800%, 4/1/28		15,000	14,813
MPLX LP
4.000%, 3/15/28		200,000	198,264
NGPL PipeCo LLC
3.250%, 7/15/31§		10,000	9,193
ONEOK, Inc.
4.350%, 3/15/29		50,000	49,578
3.250%, 6/1/30		15,000	14,146
6.500%, 9/1/30§		400,000	423,077
5.400%, 10/15/35		100,000	99,122
Origin Energy Finance Ltd.
1.000%, 9/17/29(m)	EUR	218,000	230,109
Ovintiv, Inc.
5.650%, 5/15/28		$35,000	35,858
Petroleos Mexicanos
10.000%, 2/7/33		200,000	227,680
Pioneer Natural Resources Co.
1.900%, 8/15/30		50,000	44,959
Raizen Fuels Finance SA
6.250%, 7/8/32§		207,000	113,380
Sabine Pass Liquefaction LLC
4.200%, 3/15/28		200,000	199,165
5.900%, 9/15/37		223,721	236,196
Saudi Arabian Oil Co.
5.250%, 7/17/34§		400,000	397,416
Shell Finance US, Inc.
2.375%, 11/7/29		50,000	46,808
South Bow USA Infrastructure Holdings LLC
4.911%, 9/1/27		21,000	21,087
5.026%, 10/1/29		400,000	402,606
Targa Resources Corp.
6.150%, 3/1/29		616,000	641,124
6.125%, 3/15/33		409,000	431,622
TotalEnergies Capital International SA
3.455%, 2/19/29		100,000	97,972
TotalEnergies Capital SA
4.724%, 9/10/34		50,000	49,706
TransCanada PipeLines Ltd.
4.250%, 5/15/28		100,000	99,517
Valero Energy Corp.
4.000%, 4/1/29		65,000	64,065
Venture Global Calcasieu Pass LLC
3.875%, 8/15/29§		200,000	190,246
3.875%, 11/1/33§		100,000	88,636
Venture Global LNG, Inc.
8.125%, 6/1/28§		300,000	307,125
Viper Energy Partners LLC
4.900%, 8/1/30		55,000	55,124
5.700%, 8/1/35		50,000	50,325
Western Midstream Operating LP
6.150%, 4/1/33		20,000	20,842
Williams Cos., Inc. (The)
2.600%, 3/15/31		65,000	58,770
4.650%, 8/15/32		11,000	10,865
5.150%, 3/15/34		100,000	100,198

			20,926,467

Total Energy			21,223,057

Financials (10.4%)
Banks (6.0%)
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34(k)		100,000	112,553
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m)	EUR	900,000	265,268
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.552%, 3/14/28(k)		$400,000	402,767
5.588%, 8/8/28(x)		200,000	204,662
6.607%, 11/7/28		200,000	209,824
2.749%, 12/3/30		200,000	179,229
5.439%, 7/15/31		100,000	102,650
Bank of America Corp.
(SOFR + 0.96%), 1.734%, 7/22/27(k)		76,000	75,303
(CME Term SOFR 3 Month + 1.77%), 3.705%, 4/24/28(k)		215,000	213,349

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
(SOFR + 1.58%), 4.376%, 4/27/28(k)		$550,000	$548,946
(CME Term SOFR 3 Month + 1.30%), 3.419%, 12/20/28(k)		527,000	517,586
(SOFR + 1.11%), 4.623%, 5/9/29(k)		10,000	10,039
(SOFR + 1.06%), 2.087%, 6/14/29(k)		100,000	95,099
(CME Term SOFR 3 Month + 1.57%), 4.271%, 7/23/29(k)		50,000	49,728
(SOFR + 1.57%), 5.819%, 9/15/29(k)		500,000	515,305
(CME Term SOFR 3 Month + 1.47%), 3.974%, 2/7/30(k)		400,000	393,890
(SOFR + 0.87%), 4.456%, 2/6/32(k)		91,000	89,788
(SOFR + 1.32%), 2.687%, 4/22/32(k)		262,000	237,363
(SOFR + 1.21%), 2.572%, 10/20/32(k)		100,000	88,960
(SOFR + 1.33%), 2.972%, 2/4/33(k)		248,000	224,519
(SOFR + 1.83%), 4.571%, 4/27/33(k)		258,000	253,347
(SOFR + 2.16%), 5.015%, 7/22/33(k)		55,000	55,265
(SOFR + 1.84%), 5.872%, 9/15/34(k)		200,000	208,593
(SOFR + 1.65%), 5.468%, 1/23/35(k)		40,000	40,675
(SOFR + 1.31%), 5.511%, 1/24/36(k)		75,000	76,499
(SOFR + 1.70%), 5.744%, 2/12/36(k)		70,000	71,035
(SOFR + 1.13%), 5.045%, 2/6/37(k)		91,000	89,625
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.846%, 3/8/37(k)		200,000	184,742
Series N
(SOFR + 1.22%), 2.651%, 3/11/32(k)		100,000	90,578
Bank of America NA
(SOFR + 1.02%), 4.685%, 8/18/26(k)		400,000	400,766
Bank of Montreal
(United States SOFR Compounded Index + 1.08%), 4.350%, 9/22/31(k)		150,000	146,700
Bank of Nova Scotia (The)
5.250%, 6/12/28		100,000	101,791
(SOFR + 1.09%), 4.338%, 9/15/31(k)		100,000	98,383
(SOFR + 1.05%), 4.813%, 2/2/34(k)		100,000	98,728
Banque Federative du Credit Mutuel SA
5.896%, 7/13/26§		300,000	301,419
(United States SOFR Compounded Index + 1.07%), 4.736%, 2/16/28(k)§		400,000	401,933
Barclays plc
(SOFR + 1.49%), 5.127%, 3/12/28(k)		200,000	201,346
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.385%, 11/2/28(k)		300,000	312,194
(GBP Swap Semi 1 Year + 2.55%), 7.090%, 11/6/29(k)(m)	GBP	500,000	687,941
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33(k)		$550,000	613,790
BNP Paribas SA
(SOFR + 1.61%), 1.904%, 9/30/28(k)§		700,000	671,834
(SOFR + 1.59%), 5.497%, 5/20/30(k)§		400,000	408,758
(EURIBOR 3 Month + 1.05%), 3.739%, 4/20/34(k)(m)	EUR	300,000	338,284
BPCE SA
5.281%, 5/30/29§		$250,000	254,552
(SOFR + 2.27%), 6.714%, 10/19/29(k)§		400,000	418,573
Canadian Imperial Bank of Commerce
(United States SOFR Compounded Index + 1.17%), 4.580%, 9/8/31(k)		150,000	148,913
Citibank NA
5.488%, 12/4/26		600,000	604,505
5.803%, 9/29/28		200,000	207,244
Citigroup, Inc.
4.450%, 9/29/27		200,000	199,888
(SOFR + 1.28%), 3.070%, 2/24/28(k)		400,000	394,911
(SOFR + 1.14%), 4.643%, 5/7/28(k)		225,000	225,194
(CME Term SOFR 3 Month + 1.65%), 3.668%, 7/24/28(k)		125,000	123,550
(SOFR + 1.36%), 5.174%, 2/13/30(k)		244,000	247,591
(CME Term SOFR 3 Month + 1.60%), 3.980%, 3/20/30(k)		150,000	147,459
(SOFR + 1.42%), 2.976%, 11/5/30(k)		50,000	47,175
5.920%, 12/11/30(k)		227,000	215,651
(SOFR + 1.15%), 2.666%, 1/29/31(k)		79,000	73,281
(SOFR + 1.17%), 4.503%, 9/11/31(k)		105,000	103,627
(SOFR + 1.18%), 2.520%, 11/3/32(k)		70,000	61,679
(SOFR + 1.35%), 3.057%, 1/25/33(k)		203,000	183,192

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
(SOFR + 1.94%), 3.785%, 3/17/33(k)		$384,000	$359,970
(EURIBOR 3 Month + 1.60%), 4.112%, 9/22/33(k)(m)	EUR	189,000	220,920
(SOFR + 2.34%), 6.270%, 11/17/33(k)		$250,000	267,539
(SOFR + 1.45%), 5.449%, 6/11/35(k)		400,000	405,545
(SOFR + 1.83%), 6.020%, 1/24/36(k)		65,000	66,251
(EURIBOR 3 Month + 1.58%), 4.113%, 4/29/36(k)	EUR	129,000	147,763
(SOFR + 1.49%), 5.174%, 9/11/36(k)		$231,000	228,867
Citizens Financial Group, Inc.
3.250%, 4/30/30		30,000	28,217
Cooperatieve Rabobank UA
5.500%, 10/5/26		300,000	301,534
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.447%, 3/5/30(k)§		400,000	408,420
Credit Agricole SA
(SOFR + 1.86%), 6.316%, 10/3/29(k)§		400,000	415,888
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.705%, 3/1/30(k)§		400,000	410,440
DNB Bank ASA
(SOFR + 1.13%), 4.832%, 3/30/32(k)§		200,000	199,532
Fifth Third Bancorp
(SOFR + 1.36%), 4.055%, 4/25/28(k)		60,000	59,629
(SOFR + 1.24%), 5.141%, 1/29/37(k)		65,000	63,100
Fifth Third Financial Corp.
4.000%, 2/1/29		50,000	49,255
HSBC Holdings plc
(SOFR + 3.35%), 7.390%, 11/3/28(k)		700,000	729,752
(SOFR + 1.46%), 5.546%, 3/4/30(k)		100,000	102,441
4.950%, 3/31/30		400,000	404,414
(SOFR + 1.19%), 2.804%, 5/24/32(k)		200,000	179,407
(EURIBOR 3 Month + 1.12%), 3.608%, 12/1/33(k)(m)	EUR	200,000	224,984
(SOFR + 2.39%), 6.254%, 3/9/34(k)		$800,000	846,698
(SOFR + 1.90%), 5.874%, 11/18/35(k)		200,000	202,267
Huntington Bancshares, Inc.
(SOFR + 2.05%), 5.023%, 5/17/33(k)		35,000	34,744
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36(k)		100,000	85,712
ING Groep NV
(SOFR + 1.44%), 5.335%, 3/19/30(k)		200,000	203,897
(United States SOFR Compounded Index + 1.23%), 5.066%, 3/25/31(k)		500,000	503,916
(United States SOFR Compounded Index + 1.26%), 4.803%, 3/23/32(k)		200,000	198,309
JPMorgan Chase & Co.
2.950%, 10/1/26		115,000	114,427
(SOFR + 1.33%), 6.070%, 10/22/27(k)		690,000	695,977
(SOFR + 1.20%), 4.855%, 1/23/28(k)		200,000	200,807
(CME Term SOFR 3 Month + 1.64%), 3.540%, 5/1/28(k)		75,000	74,279
(SOFR + 1.89%), 2.182%, 6/1/28(k)		700,000	682,255
(SOFR + 0.93%), 4.979%, 7/22/28(k)		36,000	36,201
(SOFR + 0.86%), 4.505%, 10/22/28(k)		396,000	396,091
(SOFR + 1.02%), 2.069%, 6/1/29(k)		55,000	52,308
(SOFR + 1.45%), 5.299%, 7/24/29(k)		455,000	463,387
(SOFR + 1.31%), 5.012%, 1/23/30(k)		40,000	40,544
(SOFR + 1.16%), 5.581%, 4/22/30(k)		402,000	413,849
(SOFR + 1.13%), 4.995%, 7/22/30(k)		880,000	891,166
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30(k)		200,000	188,207
(SOFR + 1.04%), 4.603%, 10/22/30(k)		400,000	400,288
(SOFR + 2.04%), 2.522%, 4/22/31(k)		261,000	241,087
(SOFR + 1.44%), 5.103%, 4/22/31(k)		33,000	33,538
(CME Term SOFR 3 Month + 2.52%), 2.956%, 5/13/31(k)		200,000	186,005
(SOFR + 0.84%), 4.347%, 1/22/32(k)		45,000	44,385
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32(k)		75,000	67,570
(SOFR + 1.18%), 2.545%, 11/8/32(k)		65,000	57,745
(SOFR + 1.26%), 2.963%, 1/25/33(k)		100,000	90,372
(SOFR + 1.80%), 4.586%, 4/26/33(k)		85,000	83,847
(SOFR + 2.08%), 4.912%, 7/25/33(k)		10,000	9,998

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
(SOFR + 1.81%), 6.254%, 10/23/34(k)		$40,000	$42,910
(SOFR + 1.34%), 4.946%, 10/22/35(k)		40,000	39,441
(SOFR + 1.32%), 5.502%, 1/24/36(k)		396,000	403,938
(SOFR + 1.19%), 4.810%, 10/22/36(k)		70,000	67,877
(SOFR + 1.07%), 4.898%, 1/22/37(k)		72,000	70,449
KBC Group NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.796%, 1/19/29(k)§		200,000	204,318
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.932%, 10/16/30(k)§		400,000	402,106
Keybank National Association
5.000%, 1/26/33		250,000	246,311
KeyCorp
(United States SOFR Compounded Index + 2.42%), 6.401%, 3/6/35(k)(x)		250,000	265,297
(SOFR + 1.37%), 5.305%, 1/28/37(k)		29,000	28,348
Korea Development Bank (The)
4.500%, 2/15/29		200,000	202,484
Kreditanstalt fuer Wiederaufbau
3.000%, 5/20/27(x)		180,000	178,273
2.875%, 4/3/28		90,000	88,391
3.875%, 5/15/28		100,000	100,130
3.875%, 6/15/28		60,000	60,055
4.000%, 3/15/29		100,000	100,419
4.625%, 3/18/30		100,000	102,663
0.750%, 9/30/30		105,000	91,346
4.125%, 7/15/33		200,000	196,971
Landwirtschaftliche Rentenbank
0.875%, 9/3/30		100,000	87,623
Series 37
2.500%, 11/15/27		50,000	48,909
Lloyds Banking Group plc
(United States SOFR Compounded Index + 1.06%), 4.702%, 11/26/28(k)		200,000	200,768
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 5.087%, 11/26/28(k)		200,000	201,649
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.60%), 4.241%, 2/10/30(k)		400,000	395,500
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.679%, 1/5/35(k)		200,000	205,420
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.97%), 4.943%, 11/4/36(k)		100,000	96,513
M&T Bank Corp.
(SOFR + 1.85%), 5.053%, 1/27/34(k)		125,000	123,253
Mitsubishi UFJ Financial Group, Inc.
3.741%, 3/7/29		100,000	98,388
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.63%), 5.441%, 2/22/34(k)		200,000	204,272
Mizuho Financial Group, Inc.
4.018%, 3/5/28		200,000	198,856
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 3.261%, 5/22/30(k)		700,000	672,285
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.748%, 7/6/34(k)		200,000	206,921
Morgan Stanley Bank NA
(SOFR + 1.08%), 4.788%, 1/14/28(k)		400,000	401,652
National Securities Clearing Corp.
5.000%, 5/30/28§		400,000	405,962
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 5.583%, 3/1/28(k)		400,000	403,414
5.076%, 1/27/30		200,000	202,245
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.778%, 3/1/35(k)		50,000	51,684
NatWest Markets plc
4.654%, 3/27/29§		200,000	200,487
Nordea Kredit Realkreditaktieselskab
1.500%, 10/1/53	DKK	2	—
Norinchukin Bank (The)
5.094%, 10/16/29§		$400,000	403,805
Oesterreichische Kontrollbank AG
4.250%, 3/1/28		75,000	75,466

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
PNC Financial Services Group, Inc. (The)
(SOFR + 0.98%), 2.307%, 4/23/32(k)		$65,000	$57,761
(SOFR + 1.93%), 5.068%, 1/24/34(k)		200,000	199,982
(SOFR + 1.60%), 5.401%, 7/23/35(k)		40,000	40,328
(SOFR + 1.39%), 5.575%, 1/29/36(k)		15,000	15,302
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.423%, 1/25/41(k)		87,000	85,254
Regions Financial Corp.
(SOFR + 2.06%), 5.502%, 9/6/35(k)		25,000	24,986
Royal Bank of Canada
4.875%, 1/19/27		400,000	402,175
4.240%, 8/3/27		150,000	149,777
4.900%, 1/12/28		325,000	328,627
5.000%, 2/1/33		250,000	251,897
Santander Holdings USA, Inc.
(SOFR + 1.88%), 5.741%, 3/20/31(k)		95,000	97,182
Santander UK Group Holdings plc
(SOFR + 2.60%), 6.534%, 1/10/29(k)		700,000	721,446
Shinhan Bank Co. Ltd.
4.000%, 4/23/29§		500,000	490,135
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.446%, 1/10/29(k)§		300,000	308,644
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.691%, 1/10/34(k)§		500,000	533,785
Standard Chartered plc
6.301%, 1/9/29§		600,000	616,104
Sumitomo Mitsui Financial Group, Inc.
3.364%, 7/12/27(x)		100,000	98,818
3.352%, 10/18/27		100,000	98,566
5.520%, 1/13/28		200,000	203,969
(SOFR + 1.50%), 5.246%, 7/8/36(k)		100,000	99,934
Sumitomo Mitsui Trust Bank Ltd.
5.200%, 3/7/27§		400,000	403,428
5.500%, 3/9/28§		300,000	306,009
Toronto-Dominion Bank (The)
4.109%, 10/13/28		450,000	446,898
3.200%, 3/10/32		200,000	183,691
Truist Financial Corp.
(SOFR + 1.44%), 4.873%, 1/26/29(k)		40,000	40,266
(SOFR + 1.62%), 5.435%, 1/24/30(k)		110,000	112,350
(SOFR + 1.85%), 5.122%, 1/26/34(k)		150,000	149,486
(SOFR + 1.92%), 5.711%, 1/24/35(k)		200,000	205,992
Series I.
(SOFR + 0.97%), 4.597%, 1/27/32(k)		69,000	68,171
UniCredit SpA
4.000%, 3/5/34(m)	EUR	237,000	273,999
US Bancorp
(SOFR + 1.23%), 4.653%, 2/1/29(k)		$50,000	50,189
(SOFR + 2.02%), 5.775%, 6/12/29(k)		100,000	102,710
1.375%, 7/22/30		200,000	175,384
(SOFR + 0.87%), 4.481%, 1/26/32(k)		100,000	98,647
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.43%), 3.196%, 6/17/27(k)		400,000	398,899
4.300%, 7/22/27		100,000	99,840
(SOFR + 1.07%), 5.707%, 4/22/28(k)		288,000	291,681
(CME Term SOFR 3 Month + 1.57%), 3.584%, 5/22/28(k)		75,000	74,214
4.150%, 1/24/29		200,000	198,853
(SOFR + 1.79%), 6.303%, 10/23/29(k)		175,000	181,899
(SOFR + 1.50%), 5.198%, 1/23/30(k)		455,000	462,372
(SOFR + 1.11%), 5.244%, 1/24/31(k)		189,000	192,305
(CME Term SOFR 3 Month + 1.26%), 2.572%, 2/11/31(k)		435,000	402,002
(EURIBOR 3 Month + 1.22%), 3.900%, 7/22/32(k)(m)	EUR	200,000	232,116
(SOFR + 1.50%), 3.350%, 3/2/33(k)		$780,000	715,129
(SOFR + 2.10%), 4.897%, 7/25/33(k)		48,000	47,596
(SOFR + 2.02%), 5.389%, 4/24/34(k)		281,000	285,128
(SOFR + 1.38%), 5.211%, 12/3/35(k)		40,000	39,795
(SOFR + 1.74%), 5.605%, 4/23/36(k)		65,000	66,293
Wells Fargo Bank NA
5.450%, 8/7/26		200,000	200,833
(SOFR + 1.07%), 4.707%, 12/11/26(k)		400,000	401,538
Westpac Banking Corp.
5.050%, 4/16/29		200,000	204,299

			46,575,266

Capital Markets (2.2%)
Ares Capital Corp.
2.875%, 6/15/27		100,000	97,200
Ares Strategic Income Fund
5.150%, 1/15/31§		100,000	94,467
Bank of New York Mellon Corp. (The)
(SOFR + 1.15%), 3.992%, 6/13/28(k)		50,000	49,783

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
(SOFR + 0.63%), 4.026%, 1/22/30(k)		$25,000	$24,607
(SOFR + 1.09%), 4.975%, 3/14/30(k)		50,000	50,775
Series J
1.900%, 1/25/29		50,000	46,803
(SOFR + 1.61%), 4.967%, 4/26/34(k)		125,000	124,981
BGC Group, Inc.
6.150%, 4/2/30		400,000	405,660
BlackRock, Inc.
3.250%, 4/30/29		15,000	14,582
4.750%, 5/25/33		65,000	65,383
Blackstone Private Credit Fund
6.000%, 11/22/34		50,000	46,735
Blue Owl Capital Corp.
2.875%, 6/11/28		25,000	23,207
5.950%, 3/15/29		26,000	25,673
Blue Owl Credit Income Corp.
3.125%, 9/23/26		73,000	72,085
7.950%, 6/13/28		100,000	102,384
Brookfield Finance, Inc.
3.900%, 1/25/28		50,000	49,438
2.724%, 4/15/31		80,000	72,399
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§		600,000	577,242
Charles Schwab Corp. (The)
3.300%, 4/1/27		30,000	29,797
2.300%, 5/13/31		50,000	44,885
(SOFR + 2.01%), 6.136%, 8/24/34(k)		200,000	212,651
Citadel Securities Global Holdings LLC
5.125%, 1/27/32§		300,000	297,656
Deutsche Bank AG
(SOFR + 3.18%), 6.720%, 1/18/29(k)		150,000	155,067
(SOFR + 3.04%), 3.547%, 9/18/31(k)		400,000	374,873
FactSet Research Systems, Inc.
3.450%, 3/1/32(x)		36,000	32,411
Goldman Sachs Group, Inc. (The)
(SOFR + 0.82%), 1.542%, 9/10/27(k)		10,000	9,872
(SOFR + 0.91%), 1.948%, 10/21/27(k)		200,000	197,146
(CME Term SOFR 3 Month + 2.01%), 5.683%, 10/28/27(k)		600,000	604,513
(SOFR + 1.32%), 4.937%, 4/23/28(k)		630,000	632,275
(CME Term SOFR 3 Month + 1.77%), 3.691%, 6/5/28(k)		65,000	64,387
(CME Term SOFR 3 Month + 1.56%), 4.223%, 5/1/29(k)		288,000	285,922
(SOFR + 0.90%), 4.153%, 10/21/29(k)		250,000	247,636
(SOFR + 1.77%), 6.484%, 10/24/29(k)		200,000	208,964
(SOFR + 1.27%), 5.727%, 4/25/30(k)		500,000	515,261
(SOFR + 1.21%), 5.049%, 7/23/30(k)		100,000	101,220
(SOFR + 1.14%), 4.692%, 10/23/30(k)		35,000	34,959
(SOFR + 1.06%), 4.369%, 10/21/31(k)		90,000	88,106
(SOFR + 0.96%), 4.516%, 1/21/32(k)		239,000	235,285
(SOFR + 1.09%), 1.992%, 1/27/32(k)		231,000	202,076
(SOFR + 1.25%), 2.383%, 7/21/32(k)		105,000	92,638
(SOFR + 1.26%), 2.650%, 10/21/32(k)		60,000	53,116
(SOFR + 1.41%), 3.102%, 2/24/33(k)		12,000	10,820
(EURIBOR 3 Month + 0.95%), 3.509%, 8/17/33(k)(m)	EUR	170,000	190,855
(SOFR + 1.95%), 6.561%, 10/24/34(k)		$100,000	109,008
(SOFR + 1.42%), 5.016%, 10/23/35(k)		80,000	78,236
(SOFR + 1.19%), 5.065%, 1/21/37(k)		80,000	78,219
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.18%), 5.387%, 2/2/41(k)		95,000	91,230
GS Finance Corp.
5.950%, 1/15/31(k)		470,000	451,078
0.000%, 2/17/31(k)		392,000	381,266
Intercontinental Exchange, Inc.
3.950%, 12/1/28		200,000	198,099
4.200%, 3/15/31		200,000	196,548
5.250%, 6/15/31		30,000	30,904
Jefferies Financial Group, Inc.
2.625%, 10/15/31		100,000	86,940
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13(h)		5,000,000	1,500
Series 1
0.000%, 12/30/16(h)		10,200,000	2,805
LPL Holdings, Inc.
5.200%, 3/15/30		500,000	502,213
Moody’s Corp.
2.000%, 8/19/31(x)		100,000	87,710
Morgan Stanley
(SOFR + 0.88%), 1.593%, 5/4/27(k)		49,000	48,860
+ 1.34%), 3.591%, 7/22/28(k)		100,000	98,756
(CME Term SOFR 3 Month + 1.40%), 3.772%, 1/24/29(k)		25,000	24,662
(SOFR + 1.73%), 5.123%, 2/1/29(k)		400,000	403,769
(SOFR + 1.38%), 4.994%, 4/12/29(k)		126,000	127,100

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.63%), 5.449%, 7/20/29(k)	$515,000	$524,364
(SOFR + 1.83%), 6.407%, 11/1/29(k)	44,000	45,808
(SOFR + 1.45%), 5.173%, 1/16/30(k)	50,000	50,665
(CME Term SOFR 3 Month + 1.89%), 4.431%, 1/23/30(k)	150,000	149,054
(SOFR + 1.26%), 5.656%, 4/18/30(k)	65,000	66,805
(SOFR + 1.22%), 5.042%, 7/19/30(k)	637,000	644,031
(SOFR + 1.10%), 4.654%, 10/18/30(k)	200,000	199,677
(SOFR + 1.14%), 2.699%, 1/22/31(k)	367,000	339,987
(SOFR + 0.95%), 4.493%, 1/16/32(k)	30,000	29,446
(SOFR + 1.03%), 1.794%, 2/13/32(k)	541,000	468,057
(SOFR + 1.20%), 4.708%, 3/12/32(k)	100,000	99,342
(SOFR + 1.18%), 2.239%, 7/21/32(k)	230,000	201,321
(SOFR + 1.20%), 2.511%, 10/20/32(k)	75,000	66,100
(SOFR + 1.29%), 2.943%, 1/21/33(k)	75,000	67,367
(SOFR + 2.56%), 6.342%, 10/18/33(k)	95,000	101,340
(SOFR + 1.87%), 5.250%, 4/21/34(k)	45,000	45,066
(SOFR + 1.73%), 5.466%, 1/18/35(k)	150,000	151,988
(SOFR + 1.56%), 5.320%, 7/19/35(k)	400,000	401,362
(SOFR + 1.42%), 5.587%, 1/18/36(k)	65,000	66,126
(SOFR + 1.76%), 5.664%, 4/17/36(k)	55,000	56,267
(SOFR + 1.36%), 2.484%, 9/16/36(k)	150,000	129,092
(EURIBOR 3 Month + 1.12%), 3.749%, 11/7/36(k)	EUR 384,000	426,217
(SOFR + 1.18%), 5.073%, 1/30/37(k)	$55,000	53,915
(SOFR + 1.78%), 5.900%, 3/13/47(k)	60,000	59,540
Series I
(SOFR + 0.91%), 4.133%, 10/18/29(k)	645,000	636,081
MSCI, Inc.
3.625%, 9/1/30§	86,000	81,263
3.875%, 2/15/31§	50,000	47,206
5.250%, 9/1/35	16,000	15,606
5.150%, 3/15/36	35,000	33,812
Nasdaq, Inc.
5.350%, 6/28/28	126,000	128,515
Nomura Holdings, Inc.
5.783%, 7/3/34	200,000	205,069
Northern Trust Corp.
4.000%, 5/10/27	35,000	34,965
3.150%, 5/3/29	25,000	24,181
S&P Global, Inc.
1.250%, 8/15/30	25,000	21,777
5.250%, 9/15/33	65,000	66,810
UBS AG
(SOFR + 0.81%), 4.302%, 3/16/29(k)	300,000	299,454
(SOFR + 1.11%), 4.632%, 2/16/32(k)	100,000	99,508
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.327%, 12/22/27(k)§	400,000	405,125
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 5.959%, 1/12/34(k)§	400,000	416,576
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.77%), 5.699%, 2/8/35(k)§	500,000	512,039

		17,335,622

Consumer Finance (1.0%)
AerCap Ireland Capital DAC
2.450%, 10/29/26	800,000	790,669
4.125%, 2/28/29	150,000	147,829
4.950%, 9/10/34	165,000	160,351
Ally Financial, Inc.
2.200%, 11/2/28	700,000	657,181
(United States SOFR Compounded Index + 1.96%), 5.737%, 5/15/29(k)	35,000	35,466
(United States SOFR Compounded Index + 1.73%), 5.543%, 1/17/31(k)	400,000	402,321
American Express Co.
3.300%, 5/3/27	265,000	262,644
(SOFR + 0.93%), 5.043%, 7/26/28(k)	15,000	15,127
(SOFR + 1.22%), 4.918%, 7/20/33(k)	25,000	25,047
(United States SOFR Compounded Index + 1.32%), 5.442%, 1/30/36(k)	15,000	15,230
(SOFR + 1.24%), 4.804%, 10/24/36(k)	100,000	96,586
American Honda Finance Corp.
2.000%, 3/24/28	10,000	9,519
5.200%, 3/5/35	200,000	196,093
Avolon Holdings Funding Ltd.
5.750%, 3/1/29§	400,000	409,208
Capital One Financial Corp.
3.800%, 1/31/28	200,000	197,591
(SOFR + 1.91%), 5.700%, 2/1/30(k)	200,000	204,744
(SOFR + 2.04%), 6.183%, 1/30/36(k)	106,000	107,869
(SOFR + 1.63%), 5.197%, 9/11/36(k)	55,000	53,130

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Caterpillar Financial Services Corp.
1.100%, 9/14/27		$50,000	$47,933
Ford Motor Credit Co. LLC
5.800%, 3/5/27		400,000	401,724
6.798%, 11/7/28		403,000	416,351
5.800%, 3/8/29		100,000	101,104
General Motors Financial Co., Inc.
5.400%, 4/6/26		60,000	60,005
(United States SOFR Compounded Index + 1.35%), 4.998%, 5/8/27(k)		400,000	402,369
5.800%, 6/23/28		100,000	102,428
4.200%, 10/27/28		20,000	19,775
4.300%, 4/6/29		50,000	49,419
3.600%, 6/21/30		50,000	47,466
5.750%, 2/8/31		30,000	30,951
5.600%, 6/18/31		30,000	30,669
5.450%, 9/6/34		132,000	130,861
5.900%, 1/7/35		25,000	25,419
John Deere Capital Corp.
3.350%, 4/18/29		200,000	194,580
4.400%, 9/8/31		55,000	54,806
3.900%, 6/7/32		10,000	9,667
Kaspi.KZ JSC
6.250%, 3/26/30(m)		203,000	203,542
Synchrony Financial
3.950%, 12/1/27		52,000	51,340
5.150%, 3/19/29		105,000	104,972
(SOFR + 1.40%), 5.019%, 7/29/29(k)		65,000	64,834
(United States SOFR Compounded Index + 2.13%), 5.935%, 8/2/30(k)		402,000	407,986
(SOFR + 1.68%), 5.450%, 3/6/31(k)		298,000	300,996
2.875%, 10/28/31		119,000	103,513
7.250%, 2/2/33		22,000	22,429
Takeoff Merger Sub, Inc.
4.850%, 3/24/31§		200,000	197,629
Toyota Motor Credit Corp.
4.625%, 1/12/28		65,000	65,561
1.900%, 4/6/28		100,000	95,727
4.550%, 8/9/29		400,000	402,602
5.100%, 3/21/31		100,000	102,052
Volkswagen Leasing GmbH
4.000%, 4/11/31(m)	EUR	120,000	139,451

			8,174,766

Financial Services (0.4%)
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust
6.088%, 12/15/44§		$217,565	216,736
Block Financial LLC
2.500%, 7/15/28		10,000	9,434
Corebridge Financial, Inc.
3.900%, 4/5/32		200,000	186,792
Essent Group Ltd.
6.250%, 7/1/29		400,000	412,709
Fidelity National Information Services, Inc.
4.450%, 3/10/28		35,000	34,897
4.550%, 3/10/29		57,000	56,748
4.800%, 3/10/31		75,000	74,387
Fiserv, Inc.
3.500%, 7/1/29		245,000	234,403
Global Payments, Inc.
3.200%, 8/15/29		100,000	94,105
Lseg US Fin Corp.
4.875%, 3/28/27§		400,000	401,557
Mastercard, Inc.
2.000%, 11/18/31(x)		100,000	87,770
National Rural Utilities Cooperative Finance Corp.
4.800%, 3/15/28		15,000	15,123
5.000%, 8/15/34		200,000	199,731
Nationwide Building Society
(SOFR + 1.91%), 6.557%, 10/18/27(k)§		400,000	404,345
NTT Finance Corp.
5.171%, 7/16/32§		200,000	201,696
ORIX Corp.
4.650%, 9/10/29		50,000	50,334
PayPal Holdings, Inc.
3.900%, 6/1/27		20,000	19,898
Realkredit Danmark A/S
Series 23S
1.500%, 10/1/53(m)	DKK	1	—
Visa, Inc.
0.750%, 8/15/27		$45,000	43,049
2.050%, 4/15/30(x)		65,000	59,690
4.100%, 2/12/31		100,000	99,590

			2,902,994

Insurance (0.8%)
American International Group, Inc.
5.450%, 5/7/35		20,000	20,394
Aon Corp.
4.500%, 12/15/28		25,000	25,098
2.050%, 8/23/31		100,000	87,051
Aon North America, Inc.
5.150%, 3/1/29		450,000	458,887
Arthur J Gallagher & Co.
5.000%, 2/15/32		400,000	399,916
Assurant, Inc.
2.650%, 1/15/32		50,000	43,573
Athene Global Funding
5.349%, 7/9/27§		400,000	402,211
5.322%, 11/13/31§		500,000	493,513
Berkshire Hathaway Finance Corp.
1.450%, 10/15/30(x)		40,000	35,475
Brighthouse Financial, Inc.
3.700%, 6/22/27(x)		50,000	49,020
Brown & Brown, Inc.
4.200%, 3/17/32		35,000	33,031
Chubb INA Holdings LLC
4.900%, 8/15/35		100,000	98,526
CNA Financial Corp.
2.050%, 8/15/30		20,000	17,829
Corebridge Global Funding
4.550%, 1/9/31§		400,000	395,012
Fairfax Financial Holdings Ltd.
4.625%, 4/29/30		25,000	24,827
Globe Life, Inc.
2.150%, 8/15/30		50,000	44,842

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Kemper Corp.
2.400%, 9/30/30(x)		$25,000	$21,774
Lincoln National Corp.
3.400%, 3/1/32		50,000	45,173
Markel Group, Inc.
3.500%, 11/1/27		25,000	24,588
Marsh & McLennan Cos., Inc.
4.375%, 3/15/29		10,000	10,008
4.650%, 3/15/30		220,000	221,217
5.400%, 9/15/33		100,000	103,014
MassMutual Global Funding II
(SOFR + 0.98%), 4.639%, 7/10/26(k)§		400,000	400,757
4.450%, 3/27/28§		200,000	200,726
MetLife, Inc.
4.550%, 3/23/30		200,000	201,796
Mutual of Omaha Cos. Global Funding
5.350%, 4/9/27§		400,000	404,156
Nippon Life Insurance Co.
4.748%, 4/2/31§		200,000	200,560
Pacific Life Global Funding II
5.500%, 7/18/28§		300,000	307,121
4.500%, 8/28/29§		400,000	399,235
Pricoa Global Funding I
4.400%, 8/27/27§		400,000	401,381
Principal Financial Group, Inc.
3.700%, 5/15/29		10,000	9,758
Progressive Corp. (The)
5.150%, 3/26/36		25,000	25,080
Protective Life Global Funding
5.209%, 4/14/26§		300,000	300,107
Prudential Financial, Inc.
4.500%, 9/15/47		70,000	68,423
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.125%, 3/1/52(k)		200,000	189,477
Reinsurance Group of America, Inc.
3.900%, 5/15/29		10,000	9,773
3.150%, 6/15/30		20,000	18,683
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29		50,000	48,363

			6,240,375

Total Financials			81,229,023

Health Care (1.5%)
Biotechnology (0.2%)
AbbVie, Inc.
4.800%, 3/15/29		60,000	60,871
5.050%, 3/15/34		75,000	76,200
4.550%, 3/15/35		100,000	97,179
4.750%, 3/15/36		15,000	14,706
Amgen, Inc.
5.150%, 3/2/28		50,000	50,734
2.450%, 2/21/30		200,000	185,695
5.250%, 3/2/33		195,000	200,045
2.770%, 9/1/53		12,000	7,049
4.400%, 2/22/62		46,000	35,532
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30		900,000	796,560

			1,524,571

Health Care Equipment & Supplies (0.2%)
Abbott Laboratories
4.000%, 3/15/31		113,000	110,986
4.650%, 3/15/36		218,000	213,177
5.500%, 3/15/56		113,000	110,777
5.600%, 3/15/66		113,000	109,966
Becton Dickinson & Co.
3.700%, 6/6/27		33,000	32,717
4.693%, 2/13/28		40,000	40,172
2.823%, 5/20/30		35,000	32,614
GE HealthCare Technologies, Inc.
5.500%, 6/15/35		50,000	50,968
4.950%, 12/15/35		15,000	14,684
Stryker Corp.
1.950%, 6/15/30		200,000	180,249
3.375%, 9/11/32	EUR	100,000	113,367
3.625%, 9/11/36		200,000	221,989
Zimmer Biomet Holdings, Inc.
5.500%, 2/19/35(x)		$25,000	25,501

			1,257,167

Health Care Providers & Services (0.7%)
Cardinal Health, Inc.
3.410%, 6/15/27		75,000	74,178
Cencora, Inc.
3.450%, 12/15/27		50,000	49,210
Centene Corp.
4.625%, 12/15/29		700,000	663,950
Cigna Group (The)
4.375%, 10/15/28		340,000	338,845
5.000%, 5/15/29		450,000	457,748
CommonSpirit Health
5.318%, 12/1/34		600,000	600,553
CVS Health Corp.
1.300%, 8/21/27		65,000	62,221
4.300%, 3/25/28		255,000	253,838
5.000%, 1/30/29		20,000	20,243
3.250%, 8/15/29		200,000	191,539
5.125%, 7/20/45		54,000	47,422
Elevance Health, Inc.
3.650%, 12/1/27		200,000	197,514
3.600%, 3/15/51		23,000	15,991
5.650%, 6/15/54		34,000	31,992
HCA, Inc.
3.125%, 3/15/27		455,000	449,115
5.200%, 6/1/28		92,000	93,339
4.125%, 6/15/29		20,000	19,700
2.375%, 7/15/31		100,000	88,258
3.625%, 3/15/32		200,000	185,754
5.750%, 3/1/35		204,000	209,616
3.500%, 7/15/51		97,000	64,006
5.900%, 6/1/53		10,000	9,500
Humana, Inc.
3.700%, 3/23/29		20,000	19,413
McKesson Corp.
5.100%, 7/15/33		150,000	152,937
Quest Diagnostics, Inc.
4.625%, 12/15/29		400,000	402,863
UnitedHealth Group, Inc.
2.950%, 10/15/27		100,000	98,171

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
5.250%, 2/15/28	$35,000	$35,603
4.250%, 1/15/29	600,000	598,749
4.700%, 4/15/29	30,000	30,274
5.300%, 6/15/35(x)	65,000	66,067
Universal Health Services, Inc.
5.050%, 10/15/34	35,000	33,412

		5,562,021

Life Sciences Tools & Services (0.0%)†
Agilent Technologies, Inc.
2.300%, 3/12/31	11,000	9,848
Revvity, Inc.
3.300%, 9/15/29	15,000	14,352
2.250%, 9/15/31	35,000	30,586
Thermo Fisher Scientific, Inc.
4.800%, 11/21/27	20,000	20,182
1.750%, 10/15/28	35,000	32,875
4.794%, 10/7/35	70,000	69,027
4.902%, 2/12/36	20,000	19,783

		196,653

Pharmaceuticals (0.4%)
Astrazeneca Finance LLC
4.850%, 2/26/29	65,000	66,021
AstraZeneca plc
3.125%, 6/12/27	75,000	74,230
1.375%, 8/6/30	200,000	176,126
Bayer US Finance LLC
6.125%, 11/21/26§	300,000	303,068
6.500%, 11/21/33§	100,000	106,272
Bristol-Myers Squibb Co.
4.900%, 2/22/29	45,000	45,912
3.400%, 7/26/29	62,000	60,273
5.750%, 2/1/31	100,000	105,539
5.200%, 2/22/34	100,000	102,407
Eli Lilly & Co.
3.375%, 3/15/29	13,000	12,740
4.700%, 2/9/34	100,000	99,806
4.600%, 8/14/34	70,000	69,339
5.100%, 2/12/35	50,000	50,910
Johnson & Johnson
5.000%, 3/1/35	100,000	102,866
Merck & Co., Inc.
3.400%, 3/7/29	100,000	97,929
4.950%, 9/15/35	65,000	65,121
4.750%, 12/4/35	30,000	29,412
Novartis Capital Corp.
4.200%, 9/18/34	50,000	48,273
4.600%, 11/5/35	100,000	97,703
4.900%, 3/18/36	50,000	49,911
Pfizer Investment Enterprises Pte. Ltd.
4.450%, 5/19/28	200,000	201,106
4.750%, 5/19/33(x)	190,000	189,326
Pfizer, Inc.
3.600%, 9/15/28	25,000	24,722
1.750%, 8/18/31	108,000	93,986
4.875%, 11/15/35	50,000	49,451
Roche Holdings, Inc.
4.790%, 3/8/29§	400,000	407,059
Sanofi SA
3.625%, 6/19/28	25,000	24,709
Takeda Pharmaceutical Co. Ltd.
2.050%, 3/31/30	200,000	181,482
Viatris, Inc.
2.700%, 6/22/30	200,000	181,127
Zoetis, Inc.
3.000%, 9/12/27	50,000	49,132
2.000%, 5/15/30	50,000	45,320

		3,211,278

Total Health Care		11,751,690

Industrials (1.5%)
Aerospace & Defense (0.7%)
Boeing Co. (The)
2.700%, 2/1/27	400,000	394,646
5.040%, 5/1/27	100,000	100,504
3.450%, 11/1/28	425,000	414,217
5.150%, 5/1/30	400,000	406,074
5.930%, 5/1/60	315,000	301,113
7.008%, 5/1/64	65,000	71,590
General Dynamics Corp.
3.625%, 4/1/30	200,000	194,009
HEICO Corp.
5.250%, 8/1/28	300,000	305,469
Honeywell Aerospace, Inc.
3.900%, 3/16/28§	35,000	34,727
4.000%, 3/16/29§	35,000	34,685
4.300%, 3/16/31§	47,000	46,532
4.600%, 3/16/33§	135,000	133,471
4.950%, 3/16/36§	65,000	64,471
5.622%, 3/16/46§	30,000	29,574
5.732%, 3/16/56§	50,000	49,387
5.852%, 3/16/66§	35,000	34,728
Howmet Aerospace, Inc.
4.850%, 10/15/31	400,000	404,415
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28	700,000	661,968
L3Harris Technologies, Inc.
5.250%, 6/1/31	136,000	139,096
Leidos, Inc.
4.100%, 3/15/29	30,000	29,659
5.000%, 3/15/36	30,000	28,985
Lockheed Martin Corp.
4.450%, 5/15/28	35,000	35,129
4.750%, 2/15/34	100,000	100,131
Northrop Grumman Corp.
4.030%, 10/15/47	45,000	35,354
4.950%, 3/15/53	70,000	62,145
Rolls-Royce plc
5.750%, 10/15/27§	500,000	507,617
RTX Corp.
3.125%, 5/4/27	100,000	98,602
4.125%, 11/16/28	200,000	198,989
Spirit AeroSystems, Inc.
4.600%, 6/15/28	500,000	500,030
Textron, Inc.
3.000%, 6/1/30	22,000	20,700

		5,438,017

Air Freight & Logistics (0.1%)
GXO Logistics, Inc.
6.250%, 5/6/29	400,000	414,299
United Parcel Service, Inc.
5.150%, 5/22/34	40,000	41,081

		455,380

Building Products (0.1%)
Carrier Global Corp.
2.722%, 2/15/30	250,000	233,318
CRH America Finance, Inc.
5.500%, 1/9/35	50,000	50,887

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Fortune Brands Innovations, Inc.
3.250%, 9/15/29		$50,000	$47,546
Johnson Controls International plc
2.000%, 9/16/31		30,000	26,149
Masco Corp.
2.000%, 10/1/30		25,000	22,166
Owens Corning
3.950%, 8/15/29		100,000	98,054

			478,120

Commercial Services & Supplies (0.0%)†
Cintas Corp. No. 2
3.700%, 4/1/27		100,000	99,420
RELX Capital, Inc.
4.750%, 5/20/32		20,000	19,891
Republic Services, Inc.
3.375%, 11/15/27		15,000	14,802
Waste Management, Inc.
3.150%, 11/15/27		50,000	49,215
4.150%, 4/15/32(x)		50,000	48,978

			232,306

Electrical Equipment (0.1%)
Eaton Corp.
4.800%, 3/6/36		200,000	197,428
Emerson Electric Co.
1.800%, 10/15/27		25,000	24,162
GE Vernova, Inc.
4.875%, 2/4/36		80,000	79,333
Regal Rexnord Corp.
6.400%, 4/15/33		125,000	132,027

			432,950

Ground Transportation (0.1%)
Canadian National Railway Co.
4.375%, 9/18/34		20,000	19,281
Canadian Pacific Railway Co.
2.050%, 3/5/30		20,000	18,279
5.200%, 3/30/35(x)		100,000	101,806
Fedex Freight Holding Co., Inc.
4.300%, 3/15/29§		20,000	19,742
5.250%, 3/15/36§		100,000	96,632
Motability Operations Group plc
4.125%, 2/4/38(m)	EUR	200,000	224,976
Norfolk Southern Corp.
3.800%, 8/1/28		$25,000	24,703
2.300%, 5/15/31		25,000	22,335
Penske Truck Leasing Co. LP
5.350%, 3/30/29§		400,000	406,358
Ryder System, Inc.
4.950%, 9/1/29		100,000	101,107
Uber Technologies, Inc.
4.800%, 9/15/35		15,000	14,568
5.350%, 9/15/54		23,000	21,146
Union Pacific Corp.
2.375%, 5/20/31		10,000	9,046

			1,079,979

Industrial Conglomerates (0.0%)†
3M Co.
2.875%, 10/15/27		75,000	73,512

Machinery (0.1%)
Caterpillar, Inc.
5.200%, 5/15/35		100,000	102,289
3.250%, 4/9/50		35,000	24,209
CNH Industrial Capital LLC
4.500%, 10/8/27		147,000	146,873
Cummins, Inc.
5.300%, 5/9/35		50,000	50,851
Daimler Truck Finance North America LLC
5.000%, 1/15/27§		400,000	401,478
Deere Funding Canada Corp.
4.150%, 10/9/30		100,000	98,649
Ingersoll Rand, Inc.
5.700%, 8/14/33		250,000	259,631
Westinghouse Air Brake Technologies Corp.
5.611%, 3/11/34		15,000	15,435

			1,099,415

Passenger Airlines (0.0%)†
Southwest Airlines Co.
5.125%, 6/15/27		50,000	50,140

Professional Services (0.1%)
Automatic Data Processing, Inc.
1.700%, 5/15/28		20,000	19,034
Broadridge Financial Solutions, Inc.
2.600%, 5/1/31		100,000	88,975
Equifax, Inc.
5.100%, 6/1/28		100,000	101,253
4.800%, 9/15/29		400,000	401,882
Verisk Analytics, Inc.
4.125%, 3/15/29		25,000	24,765

			635,909

Trading Companies & Distributors (0.2%)
Air Lease Corp.
5.300%, 2/1/28		100,000	101,121
3.000%, 2/1/30		50,000	46,478
Aviation Capital Group LLC
3.500%, 11/1/27§		700,000	686,537
5.375%, 7/15/29§		200,000	203,027
GATX Corp.
5.500%, 6/15/35		55,000	55,418
IMCD NV
4.875%, 9/18/28(m)	EUR	293,000	345,959

			1,438,540

Transportation Infrastructure (0.0%)†
DP World Ltd.
6.850%, 7/2/37(m)		$180,000	191,227

Total Industrials			11,605,495

Information Technology (2.3%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
4.850%, 2/26/29		25,000	25,457
5.050%, 2/26/34		100,000	101,385
Juniper Networks, Inc.
2.000%, 12/10/30		8,000	7,022
Motorola Solutions, Inc.
4.600%, 2/23/28		50,000	50,167
2.750%, 5/24/31		60,000	54,552

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
5.550%, 8/15/35	$237,000	$241,256

		479,839

Electronic Equipment, Instruments & Components (0.1%)
Allegion US Holding Co., Inc.
3.550%, 10/1/27	50,000	49,206
Amphenol Corp.
2.200%, 9/15/31	60,000	53,031
Arrow Electronics, Inc.
5.150%, 8/21/29	400,000	403,400
CDW LLC
5.100%, 3/1/30	400,000	399,408
Jabil, Inc.
3.950%, 1/12/28	100,000	99,065
Keysight Technologies, Inc.
4.600%, 4/6/27	75,000	75,021

		1,079,131

IT Services (0.5%)
Beignet Investor LLC
6.581%, 5/30/49§	2,757,000	2,819,890
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	10,000	10,180
Gartner, Inc.
4.500%, 7/1/28§	354,000	347,388
IBM International Capital Pte. Ltd.
4.900%, 2/5/34	100,000	98,593
International Business Machines Corp.
3.500%, 5/15/29	200,000	194,409
4.950%, 2/3/36	100,000	97,045

		3,567,505

Semiconductors & Semiconductor Equipment (0.6%)
Analog Devices, Inc.
3.450%, 6/15/27	25,000	24,767
Applied Materials, Inc.
1.750%, 6/1/30	30,000	26,957
Broadcom, Inc.
4.750%, 4/15/29	100,000	100,999
5.050%, 7/12/29	220,000	224,365
4.200%, 10/15/30	35,000	34,498
4.550%, 2/15/32	51,000	50,463
5.200%, 4/15/32	76,000	77,686
4.300%, 11/15/32	90,000	87,305
3.419%, 4/15/33	73,000	66,739
3.469%, 4/15/34	100,000	90,035
4.800%, 10/15/34	83,000	81,522
3.137%, 11/15/35§	34,000	28,908
4.950%, 1/15/36	60,000	59,079
3.187%, 11/15/36§	300,000	250,432
4.926%, 5/15/37§	412,000	399,567
4.900%, 2/15/38	85,000	81,660
Foundry JV Holdco LLC
6.150%, 1/25/32§	400,000	417,732
6.250%, 1/25/35§	200,000	209,312
Intel Corp.
3.750%, 8/5/27	100,000	99,093
2.450%, 11/15/29	20,000	18,560
5.125%, 2/10/30	400,000	404,780
4.150%, 8/5/32	100,000	95,338
5.200%, 2/10/33	200,000	200,784
Lam Research Corp.
4.000%, 3/15/29	30,000	29,799
NVIDIA Corp.
2.000%, 6/15/31	50,000	44,701
NXP BV
3.875%, 6/18/26	700,000	698,754
4.400%, 6/1/27	40,000	39,977
2.500%, 5/11/31	95,000	85,353
QUALCOMM, Inc.
3.250%, 5/20/27	75,000	74,301
2.150%, 5/20/30	100,000	91,517
Texas Instruments, Inc.
2.250%, 9/4/29	30,000	28,080
4.900%, 3/14/33	50,000	50,735

		4,273,798

Software (0.9%)
Adobe, Inc.
5.300%, 1/17/35(x)	100,000	102,070
AppLovin Corp.
5.125%, 12/1/29	596,000	598,914
5.375%, 12/1/31	210,000	211,754
5.500%, 12/1/34	150,000	148,673
5.950%, 12/1/54	151,000	137,245
Microsoft Corp.
3.400%, 6/15/27	10,000	9,938
1.350%, 9/15/30	35,000	31,099
2.921%, 3/17/52	183,000	117,567
Open Text Corp.
6.900%, 12/1/27§	700,000	718,081
Oracle Corp.
2.300%, 3/25/28	70,000	66,626
4.500%, 5/6/28	35,000	34,792
4.550%, 2/4/29	200,000	197,316
4.200%, 9/27/29	400,000	387,409
6.150%, 11/9/29	300,000	308,701
4.450%, 9/26/30	500,000	481,368
4.950%, 2/4/31	68,000	66,413
2.875%, 3/25/31	250,000	221,970
4.700%, 9/27/34	50,000	45,667
5.500%, 8/3/35	100,000	95,363
5.200%, 9/26/35	45,000	41,878
5.700%, 2/4/36	177,000	170,378
4.375%, 5/15/55	314,000	208,082
5.950%, 9/26/55	369,000	309,184
6.700%, 2/4/56	99,000	91,259
4.100%, 3/25/61	11,000	6,747
5.500%, 9/27/64	147,000	111,705
6.125%, 8/3/65	10,000	8,267
6.100%, 9/26/65	19,000	15,627
Roper Technologies, Inc.
1.750%, 2/15/31	200,000	172,407
Salesforce, Inc.
4.500%, 3/15/28	375,000	374,998
1.500%, 7/15/28	35,000	32,865
4.650%, 3/15/29	250,000	250,393
1.950%, 7/15/31	40,000	34,861
4.900%, 9/15/31	60,000	59,892
5.200%, 3/15/33	403,000	402,510
5.550%, 3/15/36	330,000	329,023
6.400%, 3/15/46	60,000	60,236
6.550%, 3/15/56	60,000	60,337
6.700%, 3/15/66	60,000	61,106
Synopsys, Inc.
5.000%, 4/1/32	500,000	502,712
VMware LLC
1.800%, 8/15/28	25,000	23,524

		7,308,957

Technology Hardware, Storage & Peripherals (0.1%)
Apple, Inc.
2.900%, 9/12/27	150,000	147,769
1.650%, 5/11/30	90,000	81,607

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
1.650%, 2/8/31		$100,000	$89,099
4.750%, 5/12/35		50,000	50,719
2.650%, 2/8/51		84,000	50,802
Dell International LLC
4.150%, 2/15/29		60,000	59,441
4.500%, 2/15/31		204,000	200,902
5.500%, 4/1/35		100,000	100,865
Hewlett Packard Enterprise Co.
5.250%, 7/1/28		50,000	50,734
4.400%, 10/15/30		100,000	98,102
HP, Inc.
6.100%, 4/25/35(x)		35,000	36,306

			966,346

Total Information Technology			17,675,576

Materials (0.5%)
Chemicals (0.2%)
Air Products and Chemicals, Inc.
4.600%, 2/8/29		50,000	50,442
4.800%, 3/3/33		50,000	50,230
Brenntag Finance BV
3.375%, 10/2/31(m)	EUR	300,000	334,468
Dow Chemical Co. (The)
5.150%, 2/15/34(x)		$100,000	97,276
Kraton Corp.
5.000%, 7/15/27§		400,000	403,544
LYB International Finance III LLC
5.625%, 5/15/33		200,000	201,311
PPG Industries, Inc.
2.800%, 8/15/29		100,000	94,949
RPM International, Inc.
4.550%, 3/1/29		25,000	25,064
Sherwin-Williams Co. (The)
3.450%, 6/1/27		75,000	74,205
Westlake Corp.
3.375%, 6/15/30		30,000	28,439

			1,359,928

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.
2.400%, 7/15/31		25,000	22,222
Series CB
2.500%, 3/15/30(x)		35,000	32,318

			54,540

Containers & Packaging (0.1%)
Amcor Finance USA, Inc.
5.625%, 5/26/33		15,000	15,393
Amcor Flexibles North America, Inc.
2.690%, 5/25/31		35,000	31,511
5.500%, 3/17/35		20,000	20,223
Avery Dennison Corp.
5.750%, 3/15/33		50,000	51,917
Berry Global, Inc.
1.650%, 1/15/27		11,000	10,765
5.800%, 6/15/31		110,000	113,564
Packaging Corp. of America
3.400%, 12/15/27		35,000	34,362
Sonoco Products Co.
5.000%, 9/1/34(x)		30,000	29,297
WestRock MWV LLC
7.950%, 2/15/31		400,000	452,595
WRKCo., Inc.
4.000%, 3/15/28		50,000	49,690

			809,317

Metals & Mining (0.2%)
Anglo American Capital plc
3.750%, 6/15/29(m)	EUR	100,000	116,014
Corp. Nacional del Cobre de Chile
6.440%, 1/26/36(m)(x)		$200,000	210,485
Freeport-McMoRan, Inc.
4.625%, 8/1/30		200,000	198,102
Glencore Funding LLC
5.186%, 4/1/30§		108,000	109,388
2.850%, 4/27/31§		99,000	90,093
2.625%, 9/23/31§		11,000	9,794
6.500%, 10/6/33§		9,000	9,735
Kinross Gold Corp.
6.250%, 7/15/33		100,000	106,490
Nucor Corp.
4.300%, 5/23/27		50,000	50,046
Reliance, Inc.
2.150%, 8/15/30		600,000	537,658
Rio Tinto Finance USA plc
5.250%, 3/14/35		35,000	35,483
Vale Overseas Ltd.
3.750%, 7/8/30		100,000	95,190
6.125%, 6/12/33		100,000	104,030
6.400%, 6/28/54		77,000	77,476

			1,749,984

Paper & Forest Products (0.0%)†
Suzano Austria GmbH
3.750%, 1/15/31		100,000	92,850
3.125%, 1/15/32		74,000	64,861

			157,711

Total Materials			4,131,480

Real Estate (0.7%)
Diversified REITs (0.0%)†
Digital Realty Trust LP (REIT)
5.550%, 1/15/28		50,000	50,836
Equinix Asia Financing Corp. Pte. Ltd. (REIT)
4.400%, 3/15/31		100,000	97,879
GLP Capital LP (REIT)
5.750%, 6/1/28		10,000	10,145
Simon Property Group LP (REIT)
3.375%, 6/15/27		75,000	74,204
WP Carey, Inc. (REIT)
3.850%, 7/15/29		50,000	48,704

			281,768

Health Care REITs (0.0%)†
Healthpeak OP LLC (REIT)
2.125%, 12/1/28		65,000	61,192
5.250%, 12/15/32		10,000	10,058
Sabra Health Care LP (REIT)
3.900%, 10/15/29		25,000	24,229
Welltower OP LLC (REIT)
2.050%, 1/15/29(x)		30,000	28,210

			123,689

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts LP (REIT)
4.250%, 12/15/28	$10,000	$9,871

Industrial REITs (0.1%)
Goodman US Finance Six LLC (REIT)
5.125%, 10/7/34§	400,000	397,290
Prologis LP (REIT)
2.250%, 1/15/32	50,000	43,869
4.625%, 1/15/33	100,000	98,653

		539,812

Office REITs (0.1%)
Boston Properties LP (REIT)
2.550%, 4/1/32	100,000	85,598
6.500%, 1/15/34	100,000	104,663
Brandywine Operating Partnership LP (REIT)
3.950%, 11/15/27	300,000	287,625
Piedmont Operating Partnership LP (REIT)
3.150%, 8/15/30	25,000	22,479

		500,365

Real Estate Management & Development (0.1%)
CBRE Services, Inc.
5.500%, 4/1/29	400,000	409,103

Residential REITs (0.1%)
American Homes 4 Rent LP (REIT)
3.625%, 4/15/32	35,000	32,220
AvalonBay Communities, Inc. (REIT)
1.900%, 12/1/28	50,000	46,935
3.300%, 6/1/29	15,000	14,517
Camden Property Trust (REIT)
4.100%, 10/15/28	10,000	9,941
Essex Portfolio LP (REIT)
4.000%, 3/1/29	25,000	24,555
Invitation Homes Operating Partnership LP (REIT)
2.300%, 11/15/28	15,000	14,097
5.500%, 8/15/33	200,000	199,998
Mid-America Apartments LP (REIT)
3.950%, 3/15/29	50,000	49,385
Store Capital LLC (REIT)
2.700%, 12/1/31	50,000	43,520
UDR, Inc. (REIT)
3.500%, 1/15/28	100,000	98,397

		533,565

Retail REITs (0.0%)†
Agree LP (REIT)
2.000%, 6/15/28	15,000	14,197
Kimco Realty OP LLC (REIT)
1.900%, 3/1/28	50,000	47,815
Realty Income Corp. (REIT)
2.100%, 3/15/28	50,000	47,868
4.850%, 3/15/30	30,000	30,308
5.625%, 10/13/32	100,000	104,142
4.900%, 7/15/33	100,000	99,756
Regency Centers LP (REIT)
2.950%, 9/15/29	25,000	23,797

		367,883

Specialized REITs (0.3%)
American Tower Corp. (REIT)
5.800%, 11/15/28	300,000	309,261
2.300%, 9/15/31	20,000	17,612
5.650%, 3/15/33	200,000	206,498
5.350%, 3/15/35	50,000	50,108
Crown Castle, Inc. (REIT)
3.700%, 6/15/26	500,000	499,349
3.650%, 9/1/27	50,000	49,398
5.000%, 1/11/28	55,000	55,381
2.100%, 4/1/31	300,000	261,044
2.500%, 7/15/31	100,000	87,892
EPR Properties (REIT)
3.600%, 11/15/31	700,000	635,032
Equinix, Inc. (REIT)
1.800%, 7/15/27	20,000	19,333
3.200%, 11/18/29	25,000	23,779
Extra Space Storage LP (REIT)
3.875%, 12/15/27	25,000	24,768
5.500%, 7/1/30	100,000	102,525
Public Storage Operating Co. (REIT)
5.125%, 1/15/29	100,000	102,188
3.385%, 5/1/29	15,000	14,612

		2,458,780

Total Real Estate		5,224,836

Utilities (3.8%)
Electric Utilities (3.0%)
AEP Texas, Inc.
4.700%, 5/15/32	34,000	33,549
5.700%, 5/15/34	75,000	77,206
Series I
2.100%, 7/1/30(x)	119,000	107,317
AEP Transmission Co. LLC
5.375%, 6/15/35	51,000	51,854
3.150%, 9/15/49	173,000	113,256
Alabama Power Co.
6.125%, 5/15/38	22,000	23,568
Series 20-A
1.450%, 9/15/30	50,000	43,843
American Electric Power Co., Inc.
3.200%, 11/13/27	25,000	24,533
5.200%, 1/15/29	65,000	66,312
2.300%, 3/1/30	25,000	22,873
Appalachian Power Co.
Series AA
2.700%, 4/1/31	700,000	635,543
Series Y
4.500%, 3/1/49	7,000	5,626
Arizona Public Service Co.
2.200%, 12/15/31	400,000	347,103
Baltimore Gas & Electric Co.
3.750%, 8/15/47	46,000	34,241
3.200%, 9/15/49	14,000	9,213
CenterPoint Energy Houston Electric LLC
5.050%, 3/1/35	6,000	5,979

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Dominion Energy South Carolina, Inc.
Series 2025
5.300%, 1/15/35		$55,000	$56,138
DTE Electric Co.
Series A
1.900%, 4/1/28		65,000	62,198
4.850%, 3/1/36		115,000	112,844
Series B
5.550%, 3/1/56		15,000	14,493
Duke Energy Carolinas LLC
2.450%, 8/15/29		25,000	23,496
2.550%, 4/15/31		50,000	45,726
3.700%, 12/1/47		151,000	110,615
3.950%, 3/15/48		27,000	20,722
3.200%, 8/15/49		79,000	52,638
3.450%, 4/15/51		217,000	148,548
Duke Energy Corp.
3.400%, 6/15/29		30,000	29,043
2.550%, 6/15/31		25,000	22,443
3.950%, 8/15/47		39,000	28,933
3.500%, 6/15/51		29,000	19,356
5.800%, 6/15/54		14,000	13,418
Duke Energy Florida LLC
1.750%, 6/15/30		70,000	62,615
3.400%, 10/1/46		14,000	9,904
3.000%, 12/15/51		54,000	33,872
Duke Energy Ohio, Inc.
2.125%, 6/1/30		388,000	352,600
5.550%, 3/15/54		22,000	20,959
Duke Energy Progress LLC
3.450%, 3/15/29		70,000	68,387
5.050%, 3/15/35		45,000	45,034
3.700%, 10/15/46		161,000	118,792
2.500%, 8/15/50		333,000	190,550
5.350%, 3/15/53		169,000	157,387
Edison International
6.950%, 11/15/29		600,000	632,474
EDP Servicios Financieros Espana SA
3.250%, 2/4/32(m)	EUR	200,000	225,495
Emera US Finance LLC
4.500%, 4/1/29		$200,000	199,648
ENEL Finance International NV
2.500%, 7/12/31(e)§		600,000	532,063
5.000%, 6/15/32§		600,000	597,644
Entergy Louisiana LLC
5.350%, 3/15/34		100,000	102,546
EPH Financing International A/S
6.651%, 11/13/28(m)	EUR	400,000	488,448
Eversource Energy
5.500%, 1/1/34(x)		$100,000	101,290
Series M
3.300%, 1/15/28(x)		150,000	146,608
Exelon Corp.
4.050%, 4/15/30		200,000	195,530
4.950%, 3/15/36		28,000	27,092
FirstEnergy Corp.
2.650%, 3/1/30		307,000	284,270
Series B
3.900%, 7/15/27(e)		1,057,000	1,046,889
FirstEnergy Pennsylvania Electric Co.
3.250%, 3/15/28§		500,000	487,697
5.200%, 4/1/28§		200,000	202,805
FirstEnergy Transmission LLC
4.750%, 1/15/33		157,000	154,340
5.000%, 1/15/35		488,000	480,168
4.550%, 4/1/49§		278,000	230,693
Florida Power & Light Co.
5.050%, 4/1/28		300,000	304,689
4.800%, 5/15/33		100,000	100,060
3.150%, 10/1/49		120,000	80,375
2.875%, 12/4/51		84,000	53,187
5.800%, 3/15/65		40,000	40,122
Georgia Power Co.
5.004%, 2/23/27		400,000	402,728
4.850%, 3/15/31		54,000	54,569
4.700%, 5/15/32		413,000	413,567
Series A
3.250%, 3/15/51		12,000	8,002
Series B
3.700%, 1/30/50		128,000	93,498
Indiana Michigan Power Co.
3.850%, 5/15/28		25,000	24,749
IPALCO Enterprises, Inc.
4.250%, 5/1/30		600,000	578,757
ITC Holdings Corp.
3.350%, 11/15/27		25,000	24,558
Jersey Central Power & Light Co.
4.400%, 1/15/31§		100,000	98,634
Series WI*
5.100%, 1/15/35		32,000	31,933
Johnsonville Aeroderivative Combustion Turbine Generation LLC
5.078%, 10/1/54		4,938	4,655
MidAmerican Energy Co.
3.650%, 4/15/29		100,000	98,059
3.150%, 4/15/50		80,000	52,629
Minejesa Capital BV
5.625%, 8/10/37(m)		216,000	206,777
MVM Energetika Zrt.
6.500%, 3/13/31(m)		200,000	206,375
NextEra Energy Capital Holdings, Inc.
3.550%, 5/1/27		25,000	24,780
4.625%, 7/15/27		100,000	100,310
4.685%, 9/1/27		70,000	70,310
2.750%, 11/1/29		600,000	567,153
5.250%, 3/15/34		100,000	101,008
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.750%, 6/15/54(k)		100,000	103,500
Northern States Power Co.
4.850%, 5/15/36		25,000	24,696
NRG Energy, Inc.
4.450%, 6/15/29§		132,000	129,873
7.000%, 3/15/33§		291,000	315,293
Ohio Edison Co.
4.950%, 12/15/29§		13,000	13,133
Ohio Power Co.
Series P
2.600%, 4/1/30(x)		124,000	114,805

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Series Q
1.625%, 1/15/31		$312,000	$270,874
Oklahoma Gas & Electric Co.
3.250%, 4/1/30		200,000	190,638
Oncor Electric Delivery Co. LLC
3.700%, 11/15/28		25,000	24,577
Pacific Gas and Electric Co.
5.550%, 5/15/29		270,000	276,124
3.250%, 6/1/31		900,000	829,530
5.050%, 10/15/32		100,000	99,159
6.400%, 6/15/33		779,000	827,407
4.500%, 7/1/40		35,000	29,761
3.750%, 8/15/42(e)		13,000	9,749
4.750%, 2/15/44		41,000	34,189
4.950%, 7/1/50		191,000	157,957
3.500%, 8/1/50		673,000	443,075
5.250%, 3/1/52		12,000	10,346
6.750%, 1/15/53		161,000	166,832
5.900%, 10/1/54		43,000	40,145
6.150%, 3/1/55		76,000	74,190
6.100%, 10/15/55		223,000	214,449
PacifiCorp
5.100%, 2/15/29		400,000	404,671
5.450%, 4/15/33		200,000	200,482
PECO Energy Co.
3.050%, 3/15/51		65,000	41,704
2.850%, 9/15/51		53,000	32,382
Pinnacle West Capital Corp.
5.150%, 5/15/30		429,000	435,026
PPL Capital Funding, Inc.
5.250%, 9/1/34		6,000	6,041
Public Service Electric & Gas Co.
3.200%, 5/15/29		100,000	96,792
Series Q
5.050%, 3/1/35		45,000	45,223
Southern California Edison Co.
5.300%, 3/1/28		600,000	608,291
2.850%, 8/1/29		40,000	37,683
2.250%, 6/1/30		33,000	29,828
Series G
2.500%, 6/1/31		50,000	44,551
Southern Co. (The)
5.113%, 8/1/27(e)		100,000	100,715
5.700%, 10/15/32		415,000	433,421
Series A
3.700%, 4/30/30		600,000	579,385
Southwestern Electric Power Co.
5.300%, 4/1/33		50,000	50,742
Swepco Storm Recovery Funding LLC
4.880%, 9/1/39		377,013	375,878
System Energy Resources, Inc.
5.300%, 12/15/34		444,000	441,456
Union Electric Co.
2.950%, 3/15/30		250,000	236,506
Virginia Electric and Power Co.
2.300%, 11/15/31		100,000	88,383
5.050%, 8/15/34		40,000	39,892
Series C
4.900%, 9/15/35		100,000	97,786
Virginia Power Fuel Securitization LLC
Series A-1
5.088%, 5/1/27		192,391	192,795
Vistra Operations Co. LLC
4.600%, 10/15/30§		40,000	39,209
4.700%, 1/31/31§		32,000	31,489
5.700%, 12/30/34§		290,000	291,217
5.350%, 1/31/36§		22,000	21,474
Wisconsin Power & Light Co.
3.050%, 10/15/27		75,000	73,597
Xcel Energy, Inc.
5.450%, 8/15/33		250,000	255,018

			23,031,850

Gas Utilities (0.3%)
Atmos Energy Corp.
5.450%, 10/15/32		30,000	31,176
CenterPoint Energy Resources Corp.
5.250%, 3/1/28		50,000	50,847
4.400%, 7/1/32		15,000	14,716
5.400%, 7/1/34		50,000	51,010
EP Infrastructure A/S
4.125%, 2/27/33(m)	EUR	272,000	302,083
National Fuel Gas Co.
3.950%, 9/15/27		$50,000	49,575
2.950%, 3/1/31		700,000	635,550
ONE Gas, Inc.
5.100%, 4/1/29		25,000	25,490
Piedmont Natural Gas Co., Inc.
2.500%, 3/15/31		91,000	81,891
Southern California Gas Co.
2.950%, 4/15/27		700,000	691,195
Series XX
2.550%, 2/1/30		200,000	187,253

			2,120,786

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)
5.450%, 6/1/28		100,000	100,820
Constellation Energy Generation LLC
5.600%, 3/1/28		330,000	336,615

			437,435

Multi-Utilities (0.4%)
Abu Dhabi National Energy Co. PJSC
4.375%, 10/9/31§		400,000	386,320
Ameren Corp.
5.000%, 1/15/29		400,000	405,853
Consolidated Edison Co. of New York, Inc.
Series B
3.125%, 11/15/27		25,000	24,582
Consumers Energy Co.
4.650%, 3/1/28		50,000	50,428
5.050%, 5/15/35		92,000	92,320
Dominion Energy, Inc.
5.450%, 3/15/35		8,000	8,050

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Series B
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.000%, 6/1/54(k)		$57,000	$60,135
Series C
2.250%, 8/15/31		45,000	39,694
DTE Energy Co.
5.100%, 3/1/29		400,000	405,969
National Grid plc
5.602%, 6/12/28		300,000	306,713
5.418%, 1/11/34		100,000	101,721
NiSource, Inc.
3.490%, 5/15/27		12,000	11,866
5.400%, 6/30/33		7,000	7,147
5.350%, 4/1/34(x)		100,000	101,532
Public Service Enterprise Group, Inc.
5.200%, 4/1/29		400,000	407,173
6.125%, 10/15/33		200,000	211,498
San Diego Gas & Electric Co.
Series RRR
3.750%, 6/1/47		9,000	6,627
Veolia Environnement SA
6.125%, 11/25/33	EUR	58,000	76,901
WEC Energy Group, Inc.
1.375%, 10/15/27		$500,000	477,193
2.200%, 12/15/28		100,000	94,323

			3,276,045

Water Utilities (0.0%)†
American Water Capital Corp.
2.300%, 6/1/31		100,000	89,379
Essential Utilities, Inc.
2.704%, 4/15/30		200,000	185,446

			274,825

Total Utilities			29,140,941

Total Corporate Bonds			206,914,887

Foreign Government Securities (2.1%)
Bonos and Obligaciones del Estado
2.600%, 5/31/31	EUR	87,000	98,635
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	1,200,000	360,684
7.300%, 8/12/33(m)		300,000	94,594
Buoni Poliennali del Tesoro
2.850%, 2/1/31(m)	EUR	200,000	226,909
Canada Government Bond
4.000%, 3/18/30(x)		$100,000	100,425
3.250%, 12/1/34	CAD	272,000	193,625
Commonwealth of Australia
2.750%, 6/21/35(m)	AUD	800,000	462,598
Export Development Canada
3.875%, 2/14/28(x)		$150,000	150,091
4.750%, 6/5/34		60,000	62,055
Export-Import Bank of Korea
3.750%, 9/22/30		200,000	196,392
Federative Republic of Brazil
6.125%, 3/15/34		400,000	400,100
Japan Bank for International Cooperation
3.500%, 10/31/28		200,000	197,379
4.375%, 1/23/36		50,000	48,966
Japan Government Bond
2.000%, 12/20/44	JPY	100,000,000	522,901
2.700%, 9/20/45		4,400,000	25,497
2.100%, 9/20/54		5,600,000	25,557
2.300%, 12/20/54		72,400,000	345,780
2.400%, 3/20/55		13,000,000	63,465
2.800%, 6/20/55		40,000,000	213,291
3.200%, 9/20/55		71,000,000	410,627
2.200%, 3/20/64		44,000,000	191,838
Japan International Cooperation Agency
2.750%, 4/27/27		$600,000	591,768
Kingdom of Saudi Arabia
3.625%, 3/4/28(m)		500,000	489,500
4.125%, 1/12/29§		300,000	295,800
4.750%, 1/16/30§		400,000	399,052
New South Wales Treasury Corp.
1.750%, 3/20/34(m)	AUD	400,000	211,003
4.750%, 2/20/37(m)		100,000	63,761
Oriental Republic of Uruguay
4.375%, 10/27/27		$74,909	75,208
5.100%, 6/18/50		147,594	135,049
Province of Alberta
1.300%, 7/22/30		250,000	223,038
Province of British Columbia
3.900%, 8/27/30(x)		60,000	59,631
4.200%, 7/6/33(x)		150,000	147,969
Province of Manitoba
4.900%, 5/31/34		60,000	61,494
Province of Ontario
3.100%, 5/19/27		250,000	247,771
1.800%, 10/14/31		100,000	88,331
5.050%, 4/24/34		100,000	103,895
Province of Quebec
2.750%, 4/12/27		50,000	49,410
3.625%, 4/13/28		100,000	99,391
4.500%, 4/3/29		250,000	253,804
Queensland Treasury Corp.
4.500%, 8/22/35(m)	AUD	100,000	63,555
Republic of Colombia
5.375%, 1/21/29		$200,000	198,800
Republic of Indonesia
2.850%, 2/14/30		200,000	185,600
5.600%, 1/15/35		100,000	101,725
3.050%, 3/12/51		200,000	124,975
Republic of Korea
1.750%, 10/15/31		200,000	176,506
Republic of Panama
3.298%, 1/19/33		200,000	173,700
5.227%, 2/23/34		200,000	193,110
Republic of Peru
2.783%, 1/23/31		70,000	63,980
6.950%, 8/12/31(m)	PEN	641,000	200,085
6.150%, 8/12/32§		1,300,000	390,741
3.000%, 1/15/34		$200,000	170,995
3.550%, 3/10/51		157,000	106,367
Republic of Philippines
2.457%, 5/5/30		200,000	183,250
5.250%, 5/14/34		100,000	100,019

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
3.200%, 7/6/46		$200,000	$137,400
Republic of Poland
5.500%, 11/16/27		25,000	25,492
4.625%, 3/18/29		200,000	202,542
Republic of Serbia
1.000%, 9/23/28§	EUR	700,000	747,134
Republic of South Africa
7.100%, 11/19/36§		$400,000	409,852
Romania Government Bond
2.000%, 4/14/33(m)	EUR	800,000	726,687
State of Israel Government Bond
5.500%, 3/12/34		$400,000	405,250
State of Kuwait
4.016%, 10/9/28§		200,000	196,884
State of Qatar
5.103%, 4/23/48§		500,000	460,380
Treasury Corp. of Victoria
2.250%, 9/15/33(m)	AUD	200,000	111,292
2.000%, 11/20/37		100,000	46,602
U.K. Treasury Bonds
4.375%, 7/31/54(m)	GBP	855,000	942,586
United Mexican States
3.750%, 1/11/28		$200,000	197,200
5.000%, 5/7/29		200,000	201,200
3.250%, 4/16/30		200,000	187,000
5.625%, 2/9/34		200,000	196,400
6.875%, 5/13/37		400,000	418,000
4.500%, 1/31/50		400,000	292,800

Total Foreign Government Securities			16,325,393

Mortgage-Backed Securities (22.7%)
FHLMC
3.000%, 9/1/27		1,009	999
4.170%, 4/1/28		300,000	300,688
3.000%, 7/1/28		726	718
2.500%, 1/1/29		3,031	2,990
3.000%, 1/1/30		4,301	4,233
2.500%, 3/1/30		4,168	4,066
2.500%, 5/1/30		11,236	10,953
3.000%, 5/1/30		8,445	8,297
3.000%, 6/1/30		16,463	16,186
2.500%, 7/1/30		4,060	3,956
3.000%, 7/1/30		9,186	9,032
2.500%, 8/1/30		13,672	13,311
3.000%, 8/1/30		2,619	2,572
2.500%, 9/1/30		17,855	17,375
2.500%, 4/1/31		17,815	17,314
3.500%, 4/1/31		302	299
6.235%, 11/1/31(l)		324	331
3.000%, 10/1/32		1,560	1,518
3.000%, 11/1/32		2,191	2,132
3.000%, 12/1/32		1,556	1,514
5.500%, 2/1/35		2,640	2,716
4.500%, 2/1/39		5,982	5,976
4.500%, 12/1/39		2,771	2,763
4.000%, 8/1/40		2,911	2,839
4.000%, 9/1/40		6,591	6,449
4.000%, 4/1/41		144	141
4.500%, 5/1/41		12,695	12,651
5.500%, 6/1/41		11,548	11,929
5.000%, 11/1/41		26,298	26,741
3.500%, 4/1/42		24,768	23,530
3.500%, 8/1/42		18,697	17,747
3.500%, 10/1/42		1,111	1,058
3.000%, 3/1/43		17,366	15,974
3.500%, 6/1/43		11,274	10,629
3.500%, 7/1/43		2,773	2,634
4.500%, 9/1/43		21,782	21,642
4.500%, 11/1/43		4,504	4,474
4.500%, 12/1/43		16,764	16,690
3.500%, 1/1/44		6,134	5,815
4.000%, 4/1/44		12,876	12,535
3.500%, 6/1/44		4,446	4,207
4.000%, 7/1/44		3,256	3,165
3.000%, 1/1/45		854,871	778,009
3.000%, 7/1/45		456,538	414,635
3.500%, 9/1/45		2,114	1,995
4.000%, 9/1/45		15,241	14,764
4.000%, 12/1/45		6,043	5,847
3.000%, 12/1/46		102,361	92,844
3.500%, 3/1/47		22,646	21,248
4.500%, 4/1/47		40,399	39,992
4.500%, 5/1/47		14,969	14,757
4.500%, 7/1/47		51,502	50,737
3.500%, 10/1/47		31,789	29,807
3.500%, 12/1/47		26,961	25,281
3.500%, 1/1/48		9,874	9,242
4.500%, 7/1/48		127,794	125,947
4.500%, 8/1/48		221,081	217,735
5.000%, 11/1/48		5,770	5,822
4.500%, 4/1/49		24,090	23,637
3.000%, 4/1/50		1,082,226	950,964
FHLMC UMBS
3.500%, 1/1/34		23,433	22,979
3.500%, 5/1/35		81,613	80,140
2.000%, 9/1/35		40,891	37,932
2.000%, 1/1/36		82,410	76,343
2.000%, 2/1/36		69,268	64,169
2.000%, 3/1/36		16,579	15,301
1.500%, 4/1/36		178,481	161,651
1.500%, 5/1/36		36,157	32,743
2.000%, 5/1/36		97,001	89,860
2.000%, 3/1/37		242,983	224,456
2.000%, 4/1/37		30,535	28,182
3.000%, 9/1/37		3,369	3,202
3.000%, 6/1/38		64,409	61,508
2.500%, 3/1/41		1,673,323	1,507,265
2.000%, 3/1/42		51,308	44,606
4.000%, 1/1/45		197,720	192,556
4.000%, 9/1/45		194,269	189,203
3.500%, 3/1/46		86,632	81,702
3.500%, 9/1/46		28,743	26,786
4.000%, 7/1/47		42,061	40,402
3.500%, 1/1/48		18,915	17,590
4.000%, 4/1/48		141,860	136,941
4.000%, 6/1/48		4,027	3,876
4.000%, 8/1/48		38,053	36,632
4.500%, 1/1/49		39,301	38,379
4.000%, 5/1/49		4,490	4,297
3.500%, 1/1/50		21,361	19,798
4.000%, 3/1/50		65,505	62,487
3.500%, 6/1/50		54,371	50,308
4.000%, 6/1/50		69,705	66,536
2.500%, 7/1/50		34,259	29,430
3.000%, 7/1/50		9,623	8,649
4.000%, 7/1/50		72,137	68,827
1.500%, 8/1/50		64,618	50,002
2.000%, 8/1/50		20,019	16,437
3.000%, 8/1/50		475,218	425,983
2.000%, 9/1/50		54,219	44,196
3.000%, 9/1/50		262,278	236,613

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
1.500%, 10/1/50	$164,366	$127,188
2.000%, 11/1/50	37,323	30,692
2.500%, 2/1/51	266,410	230,445
2.000%, 3/1/51	398,962	324,460
2.000%, 4/1/51	140,478	115,694
2.000%, 5/1/51	68,010	55,862
2.500%, 5/1/51	789,643	679,633
2.000%, 7/1/51	257,266	212,521
3.000%, 7/1/51	82,600	74,001
2.000%, 9/1/51	92,830	76,036
2.000%, 10/1/51	262,443	214,009
3.000%, 10/1/51	82,578	73,750
2.500%, 11/1/51	685,148	589,459
2.000%, 12/1/51	189,040	155,250
2.500%, 12/1/51	330,542	283,750
2.000%, 1/1/52	1,011,303	831,039
2.500%, 1/1/52	861,220	737,657
2.000%, 2/1/52	27,278	22,210
3.000%, 2/1/52	60,975	54,703
3.000%, 3/1/52	259,572	232,226
4.000%, 6/1/52	24,984	23,817
5.000%, 6/1/52	2,978	2,971
4.500%, 7/1/52	62,545	60,668
5.000%, 7/1/52	46,143	46,189
3.000%, 8/1/52	75,510	67,437
4.000%, 8/1/52	640,459	605,340
5.000%, 8/1/52	109,693	109,141
5.000%, 9/1/52	33,071	32,804
4.000%, 10/1/52	171,740	162,162
5.000%, 10/1/52	12,472	12,430
6.000%, 10/1/52	26,329	27,176
5.500%, 1/1/53	73,307	74,066
6.000%, 1/1/53	58,965	60,502
5.000%, 2/1/53	268,571	267,499
6.000%, 2/1/53	37,188	38,123
5.500%, 3/1/53	96,824	98,492
6.000%, 3/1/53	17,512	17,952
6.000%, 4/1/53	34,571	35,661
5.000%, 5/1/53	404,137	401,009
5.500%, 5/1/53	218,594	222,359
5.000%, 6/1/53	296,817	294,334
5.500%, 6/1/53	3,867,895	3,923,531
5.500%, 8/1/53	18,709	18,889
5.000%, 9/1/53	184,877	182,920
5.000%, 11/1/53	57,504	56,987
6.500%, 11/1/53	34,385	35,948
5.000%, 12/1/53	52,342	51,871
6.000%, 12/1/53	203,807	210,234
5.000%, 1/1/54	89,067	88,266
6.000%, 2/1/54	66,558	68,137
6.000%, 4/1/54	3,373,137	3,498,056
6.000%, 5/1/54	65,289	66,971
6.000%, 6/1/54	109,024	111,831
6.000%, 9/1/54	310,638	318,492
5.500%, 12/1/54	239,425	242,165
5.500%, 1/1/55	677,700	685,509
FNMA
5.919%, 1/1/28(l)	275	277
5.790%, 1/1/29	2,334,000	2,392,869
5.810%, 6/1/31	62,000	63,964
2.630%, 4/1/32	2,519,000	2,274,149
4.145%, 3/1/33(l)	2,235	2,191
6.155%, 1/1/36(l)	6,269	6,474
6.000%, 7/1/39	4,763	4,925
6.119%, 12/1/40(l)	257	261
4.000%, 1/1/41	2,947	2,869
3.500%, 12/1/44	207,116	188,778
3.500%, 2/1/45	368,960	345,308
3.000%, 4/1/45	260,397	231,255
FNMA UMBS
2.500%, 9/1/27	1,503	1,487
2.500%, 4/1/28	649	640
2.500%, 8/1/28	2,308	2,272
3.500%, 3/1/29	3,162	3,139
3.000%, 4/1/29	5,111	5,042
3.000%, 5/1/29	5,961	5,879
3.000%, 6/1/29	5,780	5,700
3.000%, 9/1/29	5,313	5,234
3.000%, 10/1/29	3,340	3,286
3.000%, 1/1/30	27,975	27,524
2.500%, 2/1/30	1,303	1,276
3.000%, 3/1/30	6,546	6,436
2.500%, 4/1/30	3,256	3,177
3.000%, 4/1/30	5,246	5,158
2.500%, 5/1/30	1,594	1,552
3.000%, 5/1/30	2,761	2,713
2.500%, 7/1/30	6,663	6,486
3.000%, 7/1/30	13,795	13,532
2.500%, 8/1/30	17,421	16,974
3.000%, 8/1/30	27,210	26,694
3.500%, 8/1/30	4,428	4,379
2.500%, 9/1/30	11,028	10,713
3.000%, 9/1/30	12,891	12,645
2.500%, 11/1/30	21,193	20,578
2.500%, 3/1/31	1,159	1,142
3.000%, 3/1/31	1,998	1,956
2.500%, 6/1/31	7,112	6,881
2.500%, 7/1/31	4,863	4,701
2.500%, 8/1/31	599	580
3.000%, 8/1/31	29,175	28,551
4.000%, 8/1/31	2,041	2,033
3.000%, 9/1/31	4,913	4,809
2.000%, 10/1/31	2,113	2,016
2.500%, 10/1/31	40,305	38,886
2.000%, 11/1/31	28,459	27,165
2.500%, 11/1/31	17,325	16,715
2.000%, 12/1/31	3,048	2,907
2.500%, 2/1/32	1,217	1,174
2.000%, 3/1/32	21,086	20,095
2.500%, 3/1/32	5,378	5,177
3.500%, 4/1/32	50,223	49,242
3.500%, 5/1/32	36,542	36,023
3.000%, 6/1/32	10,220	9,961
2.500%, 8/1/32	29,558	28,478
3.000%, 9/1/32	7,709	7,541
2.500%, 2/1/33	44,632	43,350
4.000%, 10/1/33	10,955	10,896
6.000%, 2/1/34	6,784	7,020
5.500%, 5/1/34	31,041	31,846
6.000%, 8/1/34	3,850	3,990
3.000%, 9/1/34	538,839	517,297
3.500%, 12/1/34	398,453	388,678
2.500%, 2/1/35	247,584	239,663
5.000%, 2/1/35	33,186	33,641
5.500%, 2/1/35	15,652	16,042
6.000%, 4/1/35	59,602	61,611
3.000%, 8/1/35	40,092	38,544
5.000%, 9/1/35	2,036	2,061
2.500%, 10/1/35	81,797	77,788
2.500%, 12/1/35	282,632	267,806
3.000%, 12/1/35	36,999	35,536
5.500%, 12/1/35	11,230	11,548
4.000%, 1/1/36	18,451	18,139
2.000%, 2/1/36	19,746	18,292

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
1.500%, 3/1/36	$19,630	$17,795
2.000%, 3/1/36	40,944	37,789
2.000%, 4/1/36	32,591	30,182
1.500%, 5/1/36	32,473	29,437
2.000%, 5/1/36	227,425	210,684
3.000%, 5/1/36	20,321	19,519
1.500%, 6/1/36	114,293	103,500
2.000%, 7/1/36	37,854	34,937
3.000%, 10/1/36	1,383	1,319
2.000%, 11/1/36	17,593	16,227
3.000%, 11/1/36	14,719	14,009
1.500%, 12/1/36	76,018	68,839
3.000%, 12/1/36	24,292	23,122
2.000%, 1/1/37	16,755	15,454
1.500%, 2/1/37	32,884	29,809
2.000%, 2/1/37	119,301	110,018
2.000%, 3/1/37	80,040	73,873
2.000%, 4/1/37	52,746	48,616
6.000%, 2/1/38	3,088	3,231
6.000%, 3/1/38	1,343	1,405
6.000%, 5/1/38	3,417	3,574
6.000%, 10/1/38	972	1,015
6.000%, 12/1/38	1,626	1,701
5.500%, 1/1/39	7,670	7,918
4.500%, 7/1/39	81,214	80,917
5.500%, 9/1/39	11,273	11,642
5.500%, 12/1/39	11,021	11,384
5.500%, 3/1/40	1,070	1,106
6.500%, 5/1/40	27,994	29,606
4.500%, 7/1/40	7,964	7,930
4.000%, 9/1/40	11,649	11,369
2.000%, 12/1/40	71,168	62,073
4.000%, 12/1/40	215,008	209,499
5.500%, 4/1/41	2,332	2,412
4.500%, 5/1/41	715	711
4.500%, 7/1/41	1,246	1,239
5.000%, 7/1/41	38,136	38,729
5.000%, 8/1/41	948	963
4.500%, 9/1/41	6,832	6,800
4.500%, 10/1/41	2,610	2,597
1.500%, 11/1/41	1,160,687	978,369
1.500%, 12/1/41	591,226	498,392
3.500%, 1/1/42	11,791	11,178
4.000%, 1/1/42	22,102	21,503
2.000%, 2/1/42	348,987	303,530
2.000%, 3/1/42	397,591	345,585
2.000%, 4/1/42	46,970	40,837
3.500%, 4/1/42	5,121	4,841
3.500%, 5/1/42	529	501
4.000%, 5/1/42	25,169	24,457
3.500%, 6/1/42	1,258	1,189
3.500%, 7/1/42	1,929	1,819
2.000%, 8/1/42	170,905	148,941
4.500%, 8/1/42	4,636	4,615
4.500%, 9/1/42	8,633	8,600
3.000%, 3/1/43	82,904	76,003
3.000%, 4/1/43	49,289	45,155
3.000%, 5/1/43	39,115	35,942
3.000%, 6/1/43	19,251	17,750
4.500%, 9/1/43	7,534	7,475
4.500%, 11/1/43	54,387	54,036
4.500%, 12/1/43	10,145	10,072
5.000%, 12/1/43	68,642	69,702
4.500%, 1/1/44	7,823	7,763
4.500%, 6/1/44	80,107	79,570
3.000%, 10/1/44	735,831	673,676
5.500%, 12/1/44	2,299,897	2,324,244
3.500%, 2/1/45	121,237	114,543
4.500%, 7/1/45	23,804	23,543
4.500%, 11/1/45	40,677	40,389
4.500%, 12/1/45	17,655	17,523
3.000%, 6/1/46	8,377	7,623
4.500%, 7/1/46	73,362	72,900
3.000%, 8/1/46	1,113	1,014
3.000%, 9/1/46	19,889	18,051
3.000%, 11/1/46	1,806	1,636
3.500%, 11/1/46	6,549	6,117
4.000%, 11/1/46	11,818	11,318
3.000%, 12/1/46	887,400	800,282
2.500%, 2/1/47	732,893	632,808
3.000%, 2/1/47	38,135	34,534
4.000%, 3/1/47	683,833	648,216
3.000%, 4/1/47	896,116	807,870
3.500%, 5/1/47	24,530	22,950
4.000%, 6/1/47	42,259	40,390
4.000%, 8/1/47	21,249	20,363
4.000%, 9/1/47	1,559	1,489
4.000%, 10/1/47	18,912	18,059
4.500%, 10/1/47	5,740	5,650
3.500%, 11/1/47	31,158	28,985
4.500%, 11/1/47	49,711	48,809
3.500%, 12/1/47	31,329	29,145
3.500%, 1/1/48	49,743	46,402
4.000%, 1/1/48	18,659	17,805
4.500%, 1/1/48	45,024	44,193
3.500%, 2/1/48	14,185	13,192
3.500%, 3/1/48	103,006	95,791
3.500%, 4/1/48	5,334	5,010
4.000%, 4/1/48	2,770	2,643
4.500%, 4/1/48	17,549	17,340
4.000%, 5/1/48	3,405	3,249
4.500%, 5/1/48	322,725	318,023
3.500%, 6/1/48	525,610	488,302
4.000%, 6/1/48	2,319	2,211
4.000%, 7/1/48	2,282	2,176
4.500%, 7/1/48	348,211	340,565
4.000%, 8/1/48	30,561	29,286
4.500%, 8/1/48	38,629	38,000
5.000%, 8/1/48	2,819	2,841
4.000%, 9/1/48	14,817	14,125
5.000%, 9/1/48	8,944	9,000
4.000%, 10/1/48	6,551	6,245
4.500%, 11/1/48	28,820	28,243
4.000%, 1/1/49	60,262	57,843
4.500%, 2/1/49	115,802	113,809
4.500%, 5/1/49	225,518	222,059
5.000%, 5/1/49	27,793	27,986
3.500%, 6/1/49	75,007	69,777
4.000%, 9/1/49	62,174	59,231
4.500%, 9/1/49	7,772	7,610
4.000%, 3/1/50	25,814	24,576
4.000%, 5/1/50	25,074	23,879
4.000%, 6/1/50	55,855	53,159
2.500%, 7/1/50	748,892	646,096
2.000%, 8/1/50	2,940,166	2,396,695
2.500%, 8/1/50	436,132	375,619
3.000%, 8/1/50	153,423	137,308
2.000%, 9/1/50	120,906	98,555
4.000%, 9/1/50	82,446	78,759
1.500%, 10/1/50	170,314	131,791
2.000%, 10/1/50	164,045	133,719
2.500%, 10/1/50	1,116,335	961,444
1.500%, 11/1/50	148,643	114,882
2.000%, 11/1/50	21,867	17,825

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
2.500%, 11/1/50	$136,145	$117,680
2.000%, 12/1/50	133,578	109,715
2.000%, 1/1/51	157,474	128,462
3.500%, 1/1/51	330,640	305,724
4.000%, 1/1/51	190,974	182,300
2.000%, 2/1/51	206,440	168,148
1.500%, 3/1/51	200,654	154,766
2.000%, 3/1/51	104,774	85,997
4.000%, 3/1/51	90,200	85,902
2.000%, 4/1/51	170,274	139,905
2.000%, 8/1/51	1,131,672	920,854
2.500%, 9/1/51	1,908,105	1,637,635
3.500%, 9/1/51	1,266,217	1,168,032
2.000%, 11/1/51	661,227	540,307
2.500%, 11/1/51	513,488	437,080
3.000%, 11/1/51	188,252	167,596
2.000%, 12/1/51	311,301	254,775
3.000%, 12/1/51	80,353	71,812
3.500%, 12/1/51	3,147,237	2,919,911
2.000%, 1/1/52	136,924	112,853
2.500%, 1/1/52	1,033,871	889,619
2.000%, 2/1/52	671,141	546,964
2.500%, 2/1/52	208,894	180,042
2.000%, 3/1/52	494,056	404,694
3.000%, 3/1/52	171,919	153,539
2.000%, 4/1/52	936,179	768,965
3.000%, 4/1/52	41,025	36,703
4.000%, 4/1/52	34,044	32,422
3.000%, 5/1/52	66,326	59,152
4.000%, 6/1/52	72,707	69,220
5.000%, 7/1/52	98,371	98,389
4.500%, 8/1/52	3,175,545	3,080,209
4.000%, 10/1/52	72,500	69,204
4.000%, 12/1/52	178,712	168,633
5.000%, 1/1/53	158,578	157,656
5.500%, 1/1/53	107,455	108,837
6.000%, 1/1/53	80,637	82,738
5.000%, 3/1/53	198,282	196,562
5.000%, 4/1/53	763,579	756,657
6.000%, 4/1/53	48,761	50,298
4.500%, 5/1/53	410,943	398,862
5.000%, 5/1/53	2,881,406	2,851,542
5.500%, 5/1/53	356,256	361,537
6.000%, 5/1/53	155,745	160,278
6.500%, 5/1/53	25,177	26,223
5.500%, 6/1/53	82,064	83,445
5.000%, 7/1/53	493,538	491,106
6.000%, 7/1/53	131,481	135,627
5.000%, 8/1/53	58,655	58,128
5.500%, 8/1/53	249,589	252,387
6.000%, 8/1/53	249,693	255,655
6.500%, 8/1/53	139,951	146,194
5.000%, 9/1/53	97,846	96,905
6.500%, 9/1/53	28,771	30,082
6.500%, 10/1/53	75,951	79,403
5.000%, 11/1/53	72,576	71,924
5.000%, 12/1/53	20,727	20,553
6.500%, 2/1/54	150,032	156,161
5.500%, 3/1/54	1,803,391	1,835,960
6.000%, 3/1/54	106,814	109,599
6.500%, 6/1/54	158,024	163,299
5.500%, 8/1/54	3,174,607	3,238,998
6.500%, 8/1/54	119,483	124,355
6.000%, 8/1/55	73,466	75,255
FNMA/FHLMC UMBS, 15 Year, Single Family
4.000%, 4/25/41 TBA	72,000	70,256
4.500%, 4/25/41 TBA	437,000	433,586
FNMA/FHLMC UMBS, 30 Year, Single Family
2.500%, 4/25/56 TBA	975,597	820,950
3.000%, 4/25/56 TBA	2,033,000	1,788,246
3.500%, 4/25/56 TBA	5,217,994	4,782,618
4.000%, 4/25/56 TBA	13,398,000	12,631,802
4.500%, 4/25/56 TBA	800,000	771,875
5.000%, 4/25/56 TBA	119,000	117,317
5.500%, 4/25/56 TBA	4,028,534	4,045,844
6.000%, 4/25/56 TBA	1,031,455	1,051,036
6.500%, 4/25/56 TBA	599,000	619,497
3.500%, 5/25/56 TBA	4,000,000	3,662,344
6.000%, 5/25/56 TBA	4,330,000	4,406,790
3.000%, 6/25/56 TBA	13,700,000	12,034,058
3.500%, 6/25/56 TBA	12,100,000	11,071,027
4.500%, 6/25/56 TBA	10,550,000	10,160,145
5.500%, 6/25/56 TBA	10,675,000	10,693,348
GNMA
5.375%, 7/20/27(l)	47	48
5.500%, 4/15/33	240	247
5.000%, 12/15/38	1,936	1,971
4.000%, 4/20/39	772	750
5.000%, 7/15/39	5,800	5,890
4.000%, 7/20/39	1,895	1,840
5.000%, 10/20/39	2,009	2,031
4.500%, 12/20/39	798	793
4.500%, 1/20/40	968	962
4.500%, 2/20/40	798	793
4.500%, 5/20/40	66	66
4.000%, 10/20/40	10,180	9,859
4.000%, 11/20/40	31,375	30,378
5.000%, 12/15/40	7,444	7,571
4.000%, 12/20/40	12,566	12,169
4.000%, 1/20/41	10,815	10,471
4.000%, 3/15/41	8,045	7,758
4.500%, 7/20/41	4,689	4,656
3.500%, 1/15/42	6,479	6,104
4.500%, 2/15/42	60,674	60,285
5.000%, 7/20/42	5,526	5,586
3.500%, 4/15/43	9,227	8,667
3.500%, 4/20/43	22,335	21,129
3.500%, 2/20/44	70,647	66,650
5.000%, 7/20/44	760	769
4.000%, 10/20/44	343	330
3.500%, 1/20/45	151,357	138,995
3.000%, 2/15/45	17,066	15,675
3.500%, 5/20/45	14,166	13,313
3.000%, 7/15/45	80,054	72,578
4.000%, 8/20/45	190,157	182,349
3.500%, 4/20/46	280,791	263,287
3.500%, 5/20/46	13,252	12,447
3.500%, 6/20/46	164,633	154,633
3.500%, 7/20/46	57,105	53,637
3.500%, 9/20/46	195,380	183,513
3.500%, 10/20/46	30,165	28,276
4.000%, 5/20/47	2,824	2,702
4.000%, 6/20/47	26,774	25,623
4.000%, 11/20/47	30,721	29,352
4.000%, 12/20/47	15,106	14,433
4.500%, 9/20/48	11,982	11,766
5.000%, 1/20/49	2,729	2,752
5.000%, 2/20/49	120,947	122,018
4.500%, 3/20/49	53,298	52,455
5.000%, 6/20/49	101,569	102,468
5.000%, 7/20/49	30,765	31,095
3.500%, 11/15/49	5,880	5,448

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 12/20/49	$28,997	$29,354
3.500%, 2/15/50	81,782	75,754
4.500%, 4/20/50	19,492	19,172
4.000%, 5/20/50	9,886	9,409
2.000%, 8/20/50	425,287	351,540
2.000%, 11/20/50	72,470	59,812
2.000%, 1/20/51	908,405	749,746
2.000%, 2/20/51	73,749	60,868
2.500%, 3/20/51	1,514,961	1,306,447
2.500%, 4/20/51	1,855,938	1,599,492
3.000%, 6/20/51	452,552	404,460
2.500%, 8/20/51	1,384,845	1,195,538
3.000%, 8/20/51	546,729	488,971
2.500%, 10/20/51	212,564	182,776
2.500%, 12/20/51	146,840	126,262
3.000%, 12/20/51	147,064	131,390
2.500%, 5/20/52	338,598	291,148
3.500%, 5/20/52	301,905	278,639
2.500%, 6/20/52	262,421	225,728
2.500%, 7/20/52	167,654	144,212
2.500%, 12/20/52	29,236	25,173
4.000%, 12/20/52	243,996	230,435
2.500%, 1/20/53	93,837	80,797
3.500%, 10/20/54	947,605	869,246
6.000%, 4/20/55	109,097	110,950
6.000%, 7/20/55	577,886	586,297
2.000%, 4/15/56 TBA	345,000	284,517
2.500%, 4/15/56 TBA	194,000	166,704
3.000%, 4/15/56 TBA	178,000	158,865
3.500%, 4/15/56 TBA	300,000	275,039
4.000%, 4/15/56 TBA	187,000	175,035
4.500%, 4/15/56 TBA	799,000	771,097
5.000%, 4/15/56 TBA	1,352,000	1,338,058
5.500%, 4/15/56 TBA	1,404,000	1,411,898
6.000%, 4/15/56 TBA	771,000	783,709
6.500%, 4/15/56 TBA	324,000	336,656
6.000%, 5/15/56 TBA	1,000,000	1,015,273

Total Mortgage-Backed Securities		176,969,555

Municipal Bonds (0.3%)
American Municipal Power, Inc.
8.084%, 2/15/50	55,000	68,620
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series BB
5.882%, 6/15/44	60,000	60,368
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Series 2010A
5.808%, 2/1/41	60,000	61,356
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	42,000	45,025
Los Angeles Community College District
6.600%, 8/1/42	25,000	27,002
Louisiana Local Government Environmental Facilities & Community Development Authority Systems, Series 2023
5.198%, 12/1/39	500,000	508,392
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E
6.814%, 11/15/40	25,000	27,281
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F
7.414%, 1/1/40	75,000	88,652
New York & New Jersey Port Authority, Consolidated Bonds, Series 181
4.960%, 8/1/46	40,000	37,496
New York State Dormitory Authority
5.389%, 3/15/40	45,000	44,809
Sales Tax Securitization Corp.
3.057%, 1/1/34	600,000	537,331
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
7.043%, 4/1/50	44,905	50,544
State of California Federally Taxable General Obligation Refunding Bonds Various Purpose
4.600%, 4/1/38	100,000	101,165
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	130,000	154,319
State of Illinois, General Obligation Bonds
5.100%, 6/1/33	235,588	239,972
State of Texas
5.517%, 4/1/39	74,985	76,816
Texas Natural Gas Securitization Finance Corp., Revenue Bonds, Series 2023
5.169%, 4/1/41	300,000	303,835
University of California, General Revenue Bonds, Series 2012-AD
4.858%, 5/15/12	57,000	46,495

Total Municipal Bonds		2,479,478

Supranational (0.6%)
African Development Bank
4.000%, 3/18/30(x)	100,000	100,133
3.625%, 3/3/31	50,000	49,188
Asian Development Bank
1.875%, 1/24/30	200,000	185,819
3.875%, 9/28/32	160,000	157,491
4.000%, 1/12/33	85,000	84,175

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
3.875%, 6/14/33	$100,000	$98,084
4.250%, 1/14/36	165,000	164,090
Asian Infrastructure Investment Bank (The)
3.625%, 9/15/28	70,000	69,533
4.500%, 1/16/30	100,000	102,015
Corp. Andina de Fomento
5.000%, 1/22/30	60,000	61,578
Council of Europe Development Bank
3.625%, 1/26/28(x)	25,000	24,902
European Investment Bank
4.500%, 10/16/28	125,000	126,951
4.000%, 2/15/29	70,000	70,303
1.750%, 3/15/29	53,000	49,935
4.750%, 6/15/29	167,000	171,442
1.625%, 10/9/29	55,000	50,940
4.500%, 3/14/30	100,000	102,165
0.750%, 9/23/30	100,000	86,973
3.875%, 10/15/30	65,000	64,790
3.750%, 3/13/31	135,000	133,717
4.125%, 2/13/34	71,000	70,507
4.625%, 2/12/35	55,000	56,307
4.250%, 2/8/36(x)	40,000	39,684
Inter-American Development Bank
4.125%, 2/15/29	200,000	201,377
2.250%, 6/18/29	50,000	47,532
3.625%, 9/17/31	200,000	196,034
4.375%, 7/17/34	100,000	100,728
Inter-American Investment Corp.
4.125%, 2/15/28	50,000	50,191
4.250%, 2/14/29	100,000	100,808
International Bank for Reconstruction & Development
3.125%, 6/15/27	200,000	198,303
0.750%, 11/24/27	95,000	90,373
4.625%, 8/1/28	80,000	81,423
1.125%, 9/13/28	200,000	187,466
4.125%, 3/20/30	100,000	100,698
4.000%, 7/25/30	180,000	180,466
0.750%, 8/26/30	170,000	148,192
3.500%, 10/28/30	70,000	68,597
1.625%, 11/3/31	238,000	209,246
4.375%, 8/27/35	100,000	100,349
International Finance Corp.
4.250%, 7/2/29	80,000	80,873
0.750%, 8/27/30	100,000	87,090
Nordic Investment Bank
4.375%, 3/14/28	200,000	201,732

Total Supranational		4,552,200

U.S. Government Agency Securities (0.7%)
FFCB
1.040%, 1/25/29	250,000	230,966
1.380%, 1/14/31	250,000	221,094
FHLB
4.750%, 4/9/27(x)	180,000	181,844
3.875%, 6/4/27	200,000	200,188
3.500%, 9/9/27	175,000	174,103
3.500%, 10/4/27	210,000	208,893
3.500%, 3/3/28	215,000	213,512
4.000%, 6/30/28	100,000	100,309
3.250%, 11/16/28	250,000	246,413
FHLMC
0.800%, 10/28/26	2,600,000	2,555,327
FNMA
0.750%, 10/8/27	250,000	238,506
0.875%, 8/5/30	500,000	439,371
Tennessee Valley Authority
3.875%, 3/15/28	38,000	38,017
3.875%, 8/1/30	65,000	64,731

Total U.S. Government Agency Securities		5,113,274

U.S. Treasury Obligations (28.0%)
U.S. Treasury Bonds
4.250%, 5/15/39	102,000	98,956
4.500%, 8/15/39	126,000	124,878
4.375%, 11/15/39	160,000	156,075
4.625%, 2/15/40	405,000	404,810
1.125%, 5/15/40	1,641,000	1,035,112
1.125%, 8/15/40	581,000	362,762
3.875%, 8/15/40	405,000	371,587
1.375%, 11/15/40	2,035,000	1,312,893
4.250%, 11/15/40	405,000	386,585
2.250%, 5/15/41(v)	300,000	218,901
4.375%, 5/15/41	4,319,000	4,165,811
2.375%, 2/15/42(v)	400,000	292,009
3.000%, 5/15/42	387,000	308,854
3.250%, 5/15/42	800,000	660,724
4.000%, 11/15/42	701,000	635,500
3.125%, 2/15/43	601,000	482,021
2.875%, 5/15/43	1,900,000	1,461,399
3.625%, 8/15/43	3,393,900	2,902,822
4.375%, 8/15/43	1,802,000	1,704,023
3.750%, 11/15/43	1,843,900	1,600,953
4.750%, 11/15/43#	1,594,000	1,577,642
3.625%, 2/15/44	1,300,000	1,106,341
3.375%, 5/15/44	1,200,000	982,337
3.125%, 8/15/44	1,029,500	808,483
4.125%, 8/15/44	108,200	98,327
3.000%, 11/15/44	1,000,000	767,144
2.500%, 2/15/45	2,841,000	1,995,744
2.875%, 8/15/45	1,800,000	1,338,763
4.875%, 8/15/45	2,163,000	2,160,296
3.000%, 5/15/47	285,900	212,819
2.750%, 11/15/47#	1,438,200	1,016,168
3.000%, 2/15/48	900,000	665,016
3.000%, 2/15/49#	2,049,600	1,499,522
2.875%, 5/15/49	200,000	142,444
2.250%, 8/15/49	1,675,000	1,043,714
2.375%, 11/15/49	200,000	127,694
2.000%, 2/15/50	800,000	466,771
1.375%, 8/15/50	300,000	146,999
1.625%, 11/15/50	7,772,300	4,065,885
1.875%, 2/15/51	1,817,000	1,011,453
2.375%, 5/15/51	278,700	174,754
2.000%, 8/15/51	1,125,000	642,320
1.875%, 11/15/51	502,000	276,570
2.250%, 2/15/52	7,000	4,230
2.875%, 5/15/52	116,000	80,646
3.000%, 8/15/52	501,400	357,254
3.625%, 5/15/53	3,000	2,411
4.750%, 11/15/53	824,000	803,153
4.250%, 8/15/54	5,000,000	4,490,625
4.500%, 11/15/54	24,000	22,485
4.625%, 2/15/55	35,000	33,480
4.750%, 8/15/55	150,000	146,555
4.625%, 11/15/55	4,240,000	4,061,125
U.S. Treasury Inflation Linked Bonds
0.750%, 2/15/45 TIPS	414,366	297,754
1.000%, 2/15/46 TIPS	137,269	101,944

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
0.875%, 2/15/47 TIPS	$134,740	$95,658
1.000%, 2/15/49 TIPS	129,255	91,616
0.250%, 2/15/50 TIPS	379,530	215,347
0.125%, 2/15/51 TIPS	624,640	332,573
0.125%, 2/15/52 TIPS	116,840	60,778
1.500%, 2/15/53 TIPS	218,838	168,198
2.125%, 2/15/54 TIPS	445,108	393,177
2.375%, 2/15/55 TIPS	360,763	335,975
U.S. Treasury Inflation Linked Notes
1.250%, 4/15/28 TIPS	7,698,956	7,725,931
1.625%, 10/15/29 TIPS	483,762	491,430
1.625%, 4/15/30 TIPS	3,563,864	3,598,865
U.S. Treasury Notes
0.625%, 7/31/26	743,200	735,538
4.625%, 10/15/26	13,000	13,059
4.000%, 1/15/27	743,200	744,559
1.500%, 1/31/27	71,000	69,693
4.125%, 2/15/27	27,000	27,084
4.250%, 3/15/27(x)	743,200	746,829
3.750%, 4/30/27	31,000	30,994
2.375%, 5/15/27	950,000	934,979
3.875%, 5/31/27	1,091,000	1,091,822
4.625%, 6/15/27	850,000	857,919
0.500%, 6/30/27	750,000	719,861
3.750%, 6/30/27	1,500,000	1,498,929
3.875%, 7/31/27	816,000	816,372
2.250%, 8/15/27	656,500	642,632
3.750%, 8/15/27	500,000	499,417
0.500%, 8/31/27	1,000,000	954,197
3.625%, 8/31/27	1,000,000	997,095
3.375%, 9/15/27	750,000	745,111
0.375%, 9/30/27	281,500	267,397
3.500%, 9/30/27	1,000,000	995,160
4.125%, 9/30/27	2,585,000	2,595,708
3.875%, 10/15/27	850,000	850,566
4.125%, 10/31/27	406,000	407,697
2.250%, 11/15/27	4,710,000	4,592,786
4.125%, 11/15/27	1,000,000	1,004,375
0.625%, 11/30/27	875,000	829,954
3.875%, 11/30/27	907,000	907,450
4.000%, 12/15/27	761,000	763,094
0.625%, 12/31/27	800,000	756,852
3.875%, 12/31/27	850,000	850,507
4.250%, 1/15/28	2,259,000	2,274,963
3.500%, 1/31/28	1,100,000	1,093,692
2.750%, 2/15/28	3,110,000	3,049,979
4.250%, 2/15/28	750,000	755,767
4.000%, 2/29/28	2,117,000	2,123,803
3.875%, 3/15/28	2,761,000	2,763,998
1.250%, 3/31/28	767,000	729,287
3.625%, 3/31/28	750,000	747,216
3.750%, 4/15/28	1,417,000	1,415,049
3.500%, 4/30/28	500,000	496,818
2.875%, 5/15/28	1,010,000	990,691
3.750%, 5/15/28	1,000,000	998,739
3.625%, 5/31/28	650,000	647,392
3.875%, 6/15/28	627,000	627,897
1.250%, 6/30/28	500,000	472,535
4.000%, 6/30/28	2,000,000	2,008,248
3.875%, 7/15/28	600,000	600,717
4.125%, 7/31/28	1,000,000	1,006,767
2.875%, 8/15/28	3,020,000	2,955,671
3.625%, 8/15/28	500,000	497,863
1.125%, 8/31/28	356,000	333,988
4.375%, 8/31/28	2,261,000	2,288,984
3.375%, 9/15/28	250,000	247,402
1.250%, 9/30/28	1,089,700	1,023,295
4.625%, 9/30/28	250,000	254,745
3.125%, 11/15/28	3,590,000	3,527,126
3.500%, 11/15/28	500,000	495,936
4.375%, 11/30/28	500,000	506,868
3.750%, 12/31/28	1,517,100	1,513,893
4.000%, 1/31/29	1,000,000	1,004,410
2.625%, 2/15/29	1,850,000	1,789,627
3.500%, 2/15/29	646,000	640,330
4.250%, 2/28/29	1,016,000	1,027,600
2.375%, 3/31/29	25,100	24,068
4.125%, 3/31/29	257,000	259,129
2.875%, 4/30/29	534,000	519,057
4.625%, 4/30/29	850,000	869,142
2.375%, 5/15/29	3,300,000	3,158,848
4.500%, 5/31/29	718,000	731,856
3.250%, 6/30/29	904,400	887,980
3.500%, 9/30/29	500,000	494,101
4.000%, 10/31/29	500,000	501,986
4.125%, 10/31/29	750,000	756,178
1.750%, 11/15/29	530,000	492,568
3.875%, 11/30/29	500,000	499,900
4.125%, 11/30/29	750,000	756,264
3.875%, 12/31/29	600,000	599,675
3.500%, 1/31/30	615,000	606,423
1.500%, 2/15/30	1,851,000	1,693,679
4.000%, 2/28/30	3,416,000	3,428,792
3.625%, 3/31/30	500,000	494,894
4.000%, 3/31/30	250,000	250,924
3.500%, 4/30/30	750,000	738,678
3.875%, 4/30/30	250,000	249,776
0.625%, 5/15/30	1,575,000	1,379,597
3.750%, 5/31/30	1,581,000	1,571,545
4.000%, 5/31/30	1,000,000	1,003,585
3.750%, 6/30/30	400,000	397,407
3.875%, 6/30/30	850,000	848,756
3.875%, 7/31/30	700,000	698,946
4.000%, 7/31/30	601,000	602,941
0.625%, 8/15/30	1,500,000	1,302,597
3.625%, 8/31/30	3,204,000	3,165,007
3.625%, 9/30/30	250,000	246,940
4.625%, 9/30/30	250,000	257,089
3.625%, 10/31/30	250,000	246,810
4.875%, 10/31/30	1,553,800	1,614,380
0.875%, 11/15/30	1,900,000	1,656,012
3.500%, 11/30/30	850,000	834,489
4.375%, 11/30/30	517,000	526,362
3.750%, 12/31/30	1,250,000	1,239,359
3.750%, 1/31/31	250,000	247,889
4.000%, 1/31/31	750,000	751,589
1.125%, 2/15/31	2,400,000	2,103,786
3.500%, 2/28/31	250,000	245,158
4.250%, 2/28/31	500,000	506,532
3.875%, 3/31/31	250,000	249,199
4.125%, 3/31/31	750,000	755,385
4.625%, 4/30/31	250,000	257,431
1.625%, 5/15/31	1,500,000	1,337,919
4.625%, 5/31/31	500,000	514,853
4.250%, 6/30/31	1,169,200	1,184,234
4.125%, 7/31/31	750,000	754,949
1.250%, 8/15/31	2,000,000	1,736,076
3.750%, 8/31/31	300,000	296,355
3.625%, 9/30/31	178,000	174,676
4.125%, 10/31/31	3,000	3,017
1.375%, 11/15/31	1,500,000	1,301,177
4.125%, 11/30/31	602,000	605,193
4.500%, 12/31/31	361,900	370,618

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
1.875%, 2/15/32	$1,700,000	$1,507,724
4.125%, 3/31/32	263,000	263,993
2.875%, 5/15/32	1,660,900	1,553,789
4.125%, 5/31/32	600,000	601,734
4.000%, 6/30/32	500,000	497,979
4.000%, 7/31/32	600,000	597,207
2.750%, 8/15/32	2,539,000	2,348,773
3.875%, 8/31/32	550,000	543,394
3.875%, 9/30/32	500,000	493,728
3.750%, 10/31/32	250,000	244,914
4.125%, 11/15/32	846,000	846,583
3.750%, 11/30/32	515,000	504,244
3.875%, 12/31/32	500,000	492,977
4.000%, 1/31/33	631,000	626,505
3.500%, 2/15/33	750,000	721,862
3.750%, 2/28/33	360,000	351,983
4.250%, 3/31/33	500,000	503,672
3.375%, 5/15/33	1,500,000	1,429,367
3.875%, 8/15/33	1,300,000	1,276,641
4.500%, 11/15/33	1,500,000	1,531,641
4.000%, 2/15/34	2,383,000	2,351,723
4.375%, 5/15/34	1,757,000	1,776,581
3.875%, 8/15/34	1,450,000	1,413,750
4.250%, 11/15/34	1,981,000	1,981,309
4.625%, 2/15/35	2,217,000	2,276,236
4.250%, 5/15/35	1,600,000	1,597,100
4.250%, 8/15/35	1,300,000	1,296,347
4.000%, 11/15/35(w)(z)	6,213,000	6,064,471
4.125%, 2/15/36	575,000	566,375

Total U.S. Treasury Obligations		218,048,401

Total Long-Term Debt Securities (108.3%) (Cost $904,980,226)		843,534,452

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (0.5%)
Federative Republic of Brazil
0.00%, 7/1/26(p)	BRL 16,200,000	3,030,146
0.00%, 10/1/26(p)	3,100,000	560,522

Total Foreign Government Treasury Bills		3,590,668

	Number of Shares	Value (Note 1)
Investment Companies (1.2%)
Allspring Government Money Market Fund, Select Shares 3.60% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	1,049,980	1,049,980
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	6,656,830	6,657,496

Total Investment Companies		9,707,476

	Principal Amount	Value (Note 1)
U.S. Government Agency Securities (0.4%)
FHLB
3.59%, 6/5/26(o)(p)	$750,000	$745,094
3.61%, 6/17/26(o)(p)	2,000,000	1,984,476

Total U.S. Government Agency Securities		2,729,570

U.S. Treasury Obligations (0.0%)†
U.S. Treasury Bills
3.59%, 5/26/26(p)(v)	61,000	60,661

Total Short-Term Investments (2.1%) (Cost $16,030,030)		16,088,375

Total Investments Before
Securities Sold Short (110.4%) (Cost $921,010,256)		859,622,827

SECURITIES SOLD SHORT:
Mortgage-Backed Securities (-0.4%)
FNMA/FHLMC UMBS, 15 Year, Single Family
1.500%, 4/25/41 TBA	(271,000)	(243,551)
2.000%, 4/25/41 TBA	(518,000)	(475,993)
2.500%, 4/25/41 TBA	(37,000)	(34,916)
3.000%, 4/25/41 TBA	(57,000)	(54,404)
3.500%, 4/25/41 TBA	(54,000)	(51,962)
FNMA/FHLMC UMBS, 30 Year, Single Family
2.000%, 4/25/56 TBA	(939,000)	(755,675)
4.500%, 4/25/56 TBA	(615,000)	(593,379)
5.000%, 5/25/56 TBA	(547,000)	(538,645)
GNMA
3.500%, 4/15/56 TBA	(59,000)	(54,091)

Total Securities Sold Short (-0.4%) (Proceeds Received $2,827,530)		(2,802,616)

Total Investments after Securities Sold Short (110.0%) (Cost $918,182,726)		856,820,211
Other Assets Less Liabilities (-10.0%)		(78,214,564)

Net Assets (100%)		$778,605,647

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, the market value of these securities amounted to $150,387,454 or 19.3% of net assets.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $674,784.

(e)	Step Bond—Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2026. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2026.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2026.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the market value or fair value, as applicable, of these securities amounted to $11,581,649 or 1.5% of net assets.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2026.

(p)	Yield to maturity.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $294,163.

(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $922,409.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

(x)	All or a portion of security is on loan at March 31, 2026.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $3,757,093. This was collateralized by $781,969 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.375%, maturing 4/15/26 – 11/15/55 and by cash of $3,049,980 which was subsequently invested in investment companies.

Glossary:

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

DKK — Denmark Krone

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

IO — Interest Only

JPY — Japanese Yen

KRW — Korean (South) Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NZD — New Zealand Dollar

OAT — Obligations Assimilables du Trésor

PEN — Peruvian Sol

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Over Night Index Average

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

TWD — New Taiwan Dollar

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Futures contracts outstanding as of March 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	67	6/2026	AUD	4,981,096	(21,667)
Australia 3 Year Bond	26	6/2026	AUD	1,859,434	(9,982)
Canada 10 Year Bond	5	6/2026	CAD	431,349	(8,875)
Euro-OAT	13	6/2026	EUR	1,783,442	(49,414)
Long Gilt	17	6/2026	GBP	1,975,380	(96,663)
Short-Term Euro-BTP	2	6/2026	EUR	244,693	(1,726)
U.S. Treasury 2 Year Note	115	6/2026	USD	23,856,211	(125,696)
U.S. Treasury 5 Year Note	45	6/2026	USD	4,868,086	(28,918)
U.S. Treasury 10 Year Note	10	6/2026	USD	1,110,469	(12,829)
U.S. Treasury 10 Year Ultra Note	4	6/2026	USD	454,063	321
U.S. Treasury Long Bond	6	6/2026	USD	683,250	5,464
U.S. Treasury Ultra Bond	43	6/2026	USD	5,012,188	(103,631)
3 Month SOFR	41	3/2027	USD	9,877,413	(54,407)
3 Month SONIA	6	6/2027	GBP	1,898,837	2,784
3 Month SOFR	10	3/2028	USD	2,414,875	(2,490)
3 Month SOFR	10	3/2029	USD	2,412,500	637

					(507,092)

Short Contracts
Euro-Bobl	(13)	6/2026	EUR	(1,734,457)	27,730
Euro-BTP	(11)	6/2026	EUR	(1,478,425)	50,517
Euro-Bund	(14)	6/2026	EUR	(2,029,048)	34,366
Euro-Buxl	(1)	6/2026	EUR	(127,444)	1,826
Euro-Schatz	(4)	6/2026	EUR	(488,925)	4,181
U.S. Treasury 10 Year Ultra Note	(49)	6/2026	USD	(5,562,266)	127,070
U.S. Treasury Long Bond	(29)	6/2026	USD	(3,302,375)	97,155

					342,845

					(164,247)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL	4,297,715	USD	823,572	Bank of America**	4/2/2026	6,127
BRL	19,031,523	USD	3,595,943	Goldman Sachs Bank USA**	4/2/2026	78,202
BRL	6,400,000	USD	1,211,302	JPMorgan Chase Bank**	4/2/2026	24,255
JPY	16,911,601	USD	105,757	HSBC Bank plc	4/2/2026	803
USD	964,224	AUD	1,357,266	HSBC Bank plc	4/2/2026	27,778
USD	81,118	AUD	116,000	JPMorgan Chase Bank	4/2/2026	1,084
USD	224,504	CAD	306,934	Bank of America	4/2/2026	3,863
USD	209,657	EUR	180,000	Bank of America	4/2/2026	1,604
USD	6,907,091	EUR	5,844,557	HSBC Bank plc	4/2/2026	151,659
USD	492,187	GBP	367,000	Bank of America	4/2/2026	6,425
USD	3,107,093	GBP	2,297,325	Barclays Bank plc	4/2/2026	66,354
USD	36,999	JPY	5,753,236	Bank of America	4/2/2026	748
USD	222,619	JPY	34,635,619	HSBC Bank plc	4/2/2026	4,380
USD	124,814	DKK	789,729	HSBC Bank plc	4/7/2026	2,628
USD	186,481	MYR	732,404	Goldman Sachs Bank USA**	4/15/2026	5,522
USD	221,581	CAD	306,863	Barclays Bank plc	5/4/2026	679
USD	3,528,277	GBP	2,664,325	JPMorgan Chase Bank	5/5/2026	1,952
BRL	120,743	USD	22,764	Bank of America**	6/2/2026	235
BRL	5,019,011	USD	944,100	Goldman Sachs Bank USA**	6/2/2026	11,928
EUR	50,000	USD	57,739	JPMorgan Chase Bank	6/17/2026	256
USD	21,879	AUD	31,000	Barclays Bank plc	6/17/2026	515
USD	179,324	GBP	135,000	Standard Chartered Bank	6/17/2026	679
USD	1,104,628	PEN	3,720,939	Goldman Sachs Bank USA**	6/17/2026	39,741
BRL	6,185,544	USD	1,149,414	Goldman Sachs Bank USA**	7/2/2026	20,337

Total unrealized appreciation						457,754

CAD	307,289	USD	221,581	Barclays Bank plc	4/2/2026	(685)
NZD	10,000	USD	6,009	Goldman Sachs Bank USA	4/2/2026	(263)
USD	22,764	BRL	119,158	Bank of America**	4/2/2026	(240)
USD	5,391,613	BRL	29,614,021	Goldman Sachs Bank USA**	4/2/2026	(325,544)
KRW	478,673,933	USD	327,095	HSBC Bank plc**	4/15/2026	(14,456)
MXN	15,592,746	USD	870,792	JPMorgan Chase Bank	4/20/2026	(2,117)
USD	1,010,270	AUD	1,473,266	Deutsche Bank AG	5/4/2026	(5,797)
USD	121,122	DKK	785,148	JPMorgan Chase Bank	5/4/2026	(543)
USD	6,934,735	EUR	6,024,557	Bank of America	5/4/2026	(39,966)
USD	147,036	JPY	23,388,958	Bank of America	5/7/2026	(831)
USD	105,757	JPY	16,860,500	HSBC Bank plc	5/7/2026	(836)
USD	1,223,326	BRL	6,587,426	Goldman Sachs Bank USA**	6/2/2026	(31,456)
USD	4,286,722	EUR	3,716,000	Barclays Bank plc	6/17/2026	(23,528)
USD	1,384,159	EUR	1,200,000	Toronto Dominion Bank	6/17/2026	(7,740)
USD	41,205	JPY	6,507,000	Please update AXA FX Counterparties Global BDF	6/17/2026	(61)
USD	273,854	TWD	8,716,228	Deutsche Bank AG**	6/17/2026	(220)
USD	2,247,233	BRL	12,100,000	Goldman Sachs Bank USA**	7/2/2026	(41,002)
USD	757,909	BRL	4,100,000	JPMorgan Chase Bank**	7/2/2026	(17,443)
USD	91,491	BRL	500,000	Bank of America**	10/2/2026	(990)
USD	473,420	BRL	2,600,000	JPMorgan Chase Bank**	10/2/2026	(7,481)

Total unrealized depreciation						(521,199)

Net unrealized depreciation						(63,445)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$72,752,582	$—	$72,752,582
Collateralized Mortgage Obligations	—	88,478,146	—	88,478,146
Commercial Mortgage-Backed Securities	—	51,900,536	—	51,900,536
Corporate Bonds
Communication Services	—	9,931,132	—	9,931,132
Consumer Discretionary	—	8,676,132	—	8,676,132
Consumer Staples	—	6,325,525	—	6,325,525
Energy	—	21,223,057	—	21,223,057
Financials	—	81,229,023	—	81,229,023
Health Care	—	11,751,690	—	11,751,690
Industrials	—	11,605,495	—	11,605,495
Information Technology	—	17,675,576	—	17,675,576
Materials	—	4,131,480	—	4,131,480
Real Estate	—	5,224,836	—	5,224,836
Utilities	—	29,140,941	—	29,140,941
Foreign Government Securities	—	16,325,393	—	16,325,393
Forward Currency Contracts	—	457,754	—	457,754
Futures	352,051	—	—	352,051
Mortgage-Backed Securities	—	176,969,555	—	176,969,555
Municipal Bonds	—	2,479,478	—	2,479,478
Short-Term Investments
Foreign Government Treasury Bills	—	3,590,668	—	3,590,668
Investment Companies	9,707,476	—	—	9,707,476
U.S. Government Agency Securities	—	2,729,570	—	2,729,570
U.S. Treasury Obligations	—	60,661	—	60,661
Supranational	—	4,552,200	—	4,552,200
U.S. Government Agency Securities	—	5,113,274	—	5,113,274
U.S. Treasury Obligations	—	218,048,401	—	218,048,401

Total Assets	$10,059,527	$850,373,105	$—	$860,432,632

Liabilities:
Forward Currency Contracts	$—	$(521,199)	$—	$(521,199)
Futures	(516,298)	—	—	(516,298)
Mortgage-Backed Securities	$—	$(2,802,616)	$—	$(2,802,616)

Total Liabilities	$(516,298)	$(3,323,815)	$—	$(3,840,113)

Total	$9,543,229	$847,049,290	$—	$856,592,519

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,508,602
Aggregate gross unrealized depreciation	(75,093,052)

Net unrealized depreciation	$(68,584,450)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$925,176,969

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.2%)
Entertainment (1.2%)
Electronic Arts, Inc.	8,415	$1,715,566
NetEase, Inc.	97,500	2,169,328
Netflix, Inc.*	97,008	9,327,319
Playtika Holding Corp.	2,248	6,249
ROBLOX Corp., Class A*	102,373	5,790,217
Take-Two Interactive Software, Inc.*	6,504	1,284,540
Ubisoft Entertainment SA(x)*	81,185	363,542
Universal Music Group NV	68,670	1,331,523
Warner Music Group Corp., Class A	46,905	1,197,954

		23,186,238

Interactive Media & Services (9.0%)
Alphabet, Inc., Class A	299,104	86,010,346
Alphabet, Inc., Class C	70,186	20,133,556
Autohome, Inc., Class A(x)	302,548	1,306,863
Autohome, Inc. (ADR)	55,628	966,258
Autotrader Group plc(m)	144,779	905,637
Baidu, Inc., Class A*	65,600	911,992
Cargurus, Inc., Class A*	3,035	103,342
Grindr, Inc.*	1,657	20,033
IAC, Inc.*	2,436	97,513
LY Corp.(x)	616,100	1,493,212
Match Group, Inc.	8,820	270,862
Meta Platforms, Inc., Class A	92,440	52,887,697
Pinterest, Inc., Class A(x)*	21,875	401,188
Reddit, Inc., Class A*	4,800	646,320
Rumble, Inc.*	4,185	21,344
Snap, Inc., Class A*	41,279	189,883
TripAdvisor, Inc.*	4,277	45,593
Trump Media & Technology Group Corp.(x)*	5,992	55,606
Trustpilot Group plc(m)*	504,359	1,302,606
Yelp, Inc., Class A*	2,183	54,008
Ziff Davis, Inc.*	1,476	61,933
ZoomInfo Technologies, Inc., Class A*	10,038	60,027

		167,945,819

Media (0.0%)†
WPP plc	174,153	539,680

Total Communication Services		191,671,737

Consumer Discretionary (3.3%)
Broadline Retail (2.5%)
Alibaba Group Holding Ltd.	358,684	5,646,590
Amazon.com, Inc.*	158,651	33,042,244
MercadoLibre, Inc.*	1,876	3,243,642
PDD Holdings, Inc. (ADR)*	19,512	1,993,736
Vipshop Holdings Ltd. (ADR)	195,788	3,077,787

		47,003,999

Diversified Consumer Services (0.1%)
Duolingo, Inc., Class A*	9,973	983,039

Hotels, Restaurants & Leisure (0.5%)
Airbnb, Inc., Class A*	22,403	2,829,051
Amadeus IT Group SA	57,215	3,252,401
HBX Group International plc(x)*	121,986	914,253
Navan, Inc., Class A(x)*	13,900	184,036
Trainline plc(m)*	306,633	921,916
Trip.com Group Ltd.*	44,024	2,177,397

		10,279,054

Household Durables (0.2%)
Haier Smart Home Co. Ltd., Class H	282,600	754,004
SharkNinja, Inc.*	26,577	2,814,504

		3,568,508

Total Consumer Discretionary		61,834,600

Energy (0.1%)
Energy Equipment & Services (0.1%)
TGS ASA	86,164	1,157,955

Total Energy		1,157,955

Financials (1.6%)
Financial Services (1.6%)
Adyen NV(m)*	8,550	8,555,546
Block, Inc., Class A*	68,447	4,119,140
Fidelity National Information Services, Inc.	55,088	2,584,178
Fiserv, Inc.*	35,412	1,975,990
Mastercard, Inc., Class A	8,233	4,113,701
Visa, Inc., Class A	19,661	5,942,341
Wise plc, Class A*	138,246	1,659,264
Worldline SA(m)(x)*	1,812,622	547,450

Total Financials		29,497,610

Industrials (0.7%)
Electrical Equipment (0.2%)
Acuity, Inc.(x)	7,351	2,059,897
Ushio, Inc.(x)	80,800	1,480,784

		3,540,681

Ground Transportation (0.0%)†
Full Truck Alliance Co. Ltd. (ADR)	69,137	573,837

Industrial Conglomerates (0.1%)
Samsung C&T Corp.	5,703	968,416

Machinery (0.2%)
Nabtesco Corp.	27,800	693,688
Techtronic Industries Co. Ltd.	172,000	2,289,431
THK Co. Ltd.	34,400	1,026,032

		4,009,151

Professional Services (0.2%)
Concentrix Corp.	24,550	671,688
Genpact Ltd.	29,156	1,086,061
Teleperformance SE(x)	44,113	2,591,637

		4,349,386

Total Industrials		13,441,471

Information Technology (61.6%)
Communications Equipment (2.7%)
ADTRAN Holdings, Inc.*	2,754	34,645
Applied Optoelectronics, Inc.*	2,398	202,847
Arista Networks, Inc.*	113,330	13,914,657
Aviat Networks, Inc.*	439	9,926
BK Technologies Corp.*	139	10,374
Calix, Inc.*	2,253	110,374
Ciena Corp.*	5,263	2,043,254
Cisco Systems, Inc.	147,628	11,454,457
Clearfield, Inc.*	424	11,223
Digi International, Inc.*	1,405	67,721
Extreme Networks, Inc.*	5,017	75,656
F5, Inc.*	2,112	611,065
Harmonic, Inc.*	4,193	37,653
Lumentum Holdings, Inc.*	2,668	1,874,964
Motorola Solutions, Inc.	14,567	6,321,641
NETGEAR, Inc.*	1,061	23,172
NetScout Systems, Inc.*	2,563	81,478
Ondas, Inc.*	16,797	151,845
Ribbon Communications, Inc.*	3,431	7,274

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Telefonaktiebolaget LM Ericsson, Class B(x)	1,184,154	$13,413,072
Viasat, Inc.*	5,075	232,435
Viavi Solutions, Inc.*	8,646	287,739
Vistance Networks, Inc.*	8,278	150,660

		51,128,132

Electronic Equipment, Instruments & Components (2.2%)
Advanced Energy Industries, Inc.	1,410	455,021
Amphenol Corp., Class A	45,928	5,803,003
Arlo Technologies, Inc.*	3,960	56,351
Arrow Electronics, Inc.*	16,183	2,320,804
Avnet, Inc.	3,059	188,496
Badger Meter, Inc.	1,101	167,737
Bel Fuse, Inc., Class A	59	10,632
Bel Fuse, Inc., Class B	394	78,004
Belden, Inc.	1,468	168,570
Benchmark Electronics, Inc.	1,333	74,728
CDW Corp.	23,872	2,888,989
Celestica, Inc.*	4,293	1,209,252
Cognex Corp.	6,191	303,297
Coherent Corp.*	7,005	1,668,661
Corning, Inc.	29,171	3,966,381
Crane NXT Co.	1,845	74,889
CTS Corp.	1,085	51,820
ePlus, Inc.	977	73,519
Fabrinet*	1,339	698,315
Flex Ltd.*	111,459	7,296,106
Insight Enterprises, Inc.*	1,158	77,598
IPG Photonics Corp.*	944	108,173
Itron, Inc.*	1,711	153,357
Jabil, Inc.	3,945	1,047,910
Keysight Technologies, Inc.*	6,409	1,809,709
Knowles Corp.*	3,173	81,483
Littelfuse, Inc.	930	315,596
Mirion Technologies, Inc., Class A*	9,142	169,950
Murata Manufacturing Co. Ltd.	138,400	3,103,027
Napco Security Technologies, Inc.	1,333	52,507
nLight, Inc.*	2,068	117,917
Novanta, Inc.*	1,337	157,913
OSI Systems, Inc.*	579	153,730
PC Connection, Inc.	424	24,787
Plexus Corp.*	1,001	202,743
Ralliant Corp.	4,215	175,302
Rogers Corp.*	625	67,081
Sanmina Corp.*	2,040	264,466
TD SYNNEX Corp.	2,802	472,725
TE Connectivity plc	10,964	2,291,695
Teledyne Technologies, Inc.*	1,754	1,061,188
TTM Technologies, Inc.*	3,861	376,139
Vishay Intertechnology, Inc.	4,614	83,052
Vontier Corp.	5,291	187,672
Zebra Technologies Corp., Class A*	1,838	384,289

		40,494,584

IT Services (3.8%)
Accenture plc, Class A	68,744	13,631,248
Akamai Technologies, Inc.*	5,375	617,319
Applied Digital Corp.(x)*	9,297	220,711
ASGN, Inc.*	1,595	61,742
BigBear.ai Holdings, Inc.*	16,311	57,415
Capgemini SE	24,889	2,909,145
CGI, Inc.	7,123	520,691
Cloudflare, Inc., Class A*	11,856	2,446,367
Cognizant Technology Solutions Corp., Class A	58,675	3,599,711
CoreWeave, Inc., Class A*	9,024	699,089
DigitalOcean Holdings, Inc.*	2,564	219,940
DXC Technology Co.*	115,017	1,445,764
EPAM Systems, Inc.*	12,086	1,636,444
Fastly, Inc., Class A*	5,247	152,478
Gartner, Inc.*	2,632	416,751
GoDaddy, Inc., Class A*	5,049	417,401
Grid Dynamics Holdings, Inc.*	2,472	14,090
International Business Machines Corp.	34,925	8,465,471
Kyndryl Holdings, Inc.*	8,540	112,045
MongoDB, Inc.*	9,474	2,318,951
Okta, Inc.*	6,332	498,392
Samsung SDS Co. Ltd.	13,819	1,374,032
Shopify, Inc., Class A*	127,125	15,079,568
Snowflake, Inc., Class A*	46,098	6,952,500
Twilio, Inc., Class A*	34,188	4,301,534
VeriSign, Inc.	3,084	765,942
Wix.com Ltd.*	31,947	2,877,466

		71,812,207

Semiconductors & Semiconductor Equipment (27.6%)
ACM Research, Inc., Class A*	1,990	78,306
Advanced Micro Devices, Inc.*	164,897	33,544,997
Allegro MicroSystems, Inc.*	4,639	146,268
Ambarella, Inc.*	1,528	78,654
Amkor Technology, Inc.	4,251	191,423
ams-OSRAM AG*	67,405	710,713
Analog Devices, Inc.	18,257	5,808,282
Applied Materials, Inc.	29,656	10,136,124
ASML Holding NV	9,677	12,808,834
ASML Holding NV (Registered) (ADR)	7,171	9,471,672
ASMPT Ltd.	607,800	7,927,479
Astera Labs, Inc.*	4,961	543,726
Axcelis Technologies, Inc.*	1,147	106,763
BE Semiconductor Industries NV	21,506	4,537,506
Broadcom, Inc.	306,528	94,873,481
Cirrus Logic, Inc.(x)*	1,906	275,646
Cohu, Inc.*	1,745	53,432
Credo Technology Group Holding Ltd.*	57,056	5,355,847
Diodes, Inc.*	1,714	116,998
Enphase Energy, Inc.*	4,889	184,853
Entegris, Inc.	5,679	665,806
First Solar, Inc.*	4,009	790,815
FormFactor, Inc.*	2,896	280,883
Impinj, Inc.*	1,005	103,213
Intel Corp.*	175,434	7,741,902
KLA Corp.	17,099	25,176,739
Kulicke & Soffa Industries, Inc.	1,955	128,483
Lam Research Corp.	46,659	9,969,162
Lattice Semiconductor Corp.*	5,111	474,096
MACOM Technology Solutions Holdings, Inc.*	2,410	535,189
Marvell Technology, Inc.	249,960	24,758,538
MaxLinear, Inc., Class A*	3,036	52,796
Microchip Technology, Inc.	148,867	9,618,297
Micron Technology, Inc.	42,053	14,207,185
MKS, Inc.	2,510	576,823
Monolithic Power Systems, Inc.	1,820	1,989,897
Navitas Semiconductor Corp., Class A(x)*	7,406	64,951
NVIDIA Corp.	602,439	105,065,362
NXP Semiconductors NV	9,404	1,851,271
ON Semiconductor Corp.*	14,722	911,586
Onto Innovation, Inc.*	1,855	380,405
Photronics, Inc.*	2,207	89,185
Power Integrations, Inc.	2,074	106,189
Qnity Electronics, Inc.	7,826	902,964
Qorvo, Inc.*	55,621	4,305,065

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
QUALCOMM, Inc.	39,867	$5,134,072
Rambus, Inc.*	4,022	346,013
Renesas Electronics Corp.	154,400	2,192,561
Rigetti Computing, Inc.*	12,331	173,127
Semtech Corp.*	3,458	265,886
Silergy Corp.	486,000	4,465,465
Silicon Laboratories, Inc.*	1,231	256,233
SiTime Corp.*	825	284,914
SK hynix, Inc.	18,482	10,052,224
Skyworks Solutions, Inc.	77,417	4,145,680
SolarEdge Technologies, Inc.*	2,234	114,046
STMicroelectronics NV(x)	234,628	8,054,492
SUMCO Corp.	152,500	1,663,624
Synaptics, Inc.*	1,447	101,348
Taiwan Semiconductor Manufacturing Co. Ltd.	998,120	56,269,451
Teradyne, Inc.	5,851	1,734,587
Texas Instruments, Inc.	105,637	20,508,367
Ultra Clean Holdings, Inc.*	1,696	105,457
Ulvac, Inc.	59,600	3,191,122
Universal Display Corp.	1,652	151,422
Veeco Instruments, Inc.*	2,253	76,287

		516,984,184

Software (18.3%)
A10 Networks, Inc.	2,671	61,753
ACI Worldwide, Inc.*	3,852	157,970
Adeia, Inc.	4,092	98,331
Adobe, Inc.*	34,623	8,416,159
Agilysys, Inc.*	953	67,796
Alarm.com Holdings, Inc.*	1,864	80,506
Alkami Technology, Inc.*	2,943	46,117
Appfolio, Inc., Class A*	909	143,458
Appian Corp., Class A*	1,501	36,189
AppLovin Corp., Class A*	14,673	5,839,854
Asana, Inc., Class A*	3,414	21,850
Atlassian Corp., Class A*	6,337	432,500
Aurora Innovation, Inc., Class A*	46,598	191,984
Autodesk, Inc.*	45,969	11,004,979
AvePoint, Inc.*	5,241	49,842
Bentley Systems, Inc., Class B	5,565	195,443
BILL Holdings, Inc.(x)*	3,291	126,045
BitMine Immersion Technologies, Inc.	16,995	336,161
Blackbaud, Inc.*	1,337	51,622
BlackBerry Ltd.*	20,293	65,749
BlackLine, Inc.*	1,867	69,079
Box, Inc., Class A*	5,352	126,521
Braze, Inc., Class A*	3,663	86,483
C3.ai, Inc., Class A*	4,667	39,296
Cadence Design Systems, Inc.*	10,170	2,825,938
CCC Intelligent Solutions Holdings, Inc.*	21,829	130,974
Cipher Digital, Inc.*	10,924	140,592
Circle Internet Group, Inc., Class A*	2,022	192,919
Cleanspark, Inc.(x)*	9,556	81,322
Clear Secure, Inc., Class A	3,313	160,382
Clearwater Analytics Holdings, Inc., Class A*	10,784	255,042
Commvault Systems, Inc.*	1,643	127,973
Core Scientific, Inc.*	11,585	173,312
Crowdstrike Holdings, Inc., Class A*	9,419	3,677,272
Dassault Systemes SE	88,341	1,798,612
Datadog, Inc., Class A*	60,849	7,183,224
Descartes Systems Group, Inc. (The)*	3,214	229,994
Docusign, Inc.*	7,483	354,769
Dolby Laboratories, Inc., Class A	2,275	136,636
Dropbox, Inc., Class A(x)*	6,517	148,066
D-Wave Quantum, Inc.*	13,818	199,394
Dynatrace, Inc.*	45,521	1,683,367
Elastic NV*	52,954	2,647,170
Fair Isaac Corp.*	886	945,840
Five9, Inc.*	42,478	644,391
Fortinet, Inc.*	23,618	1,930,063
Freshworks, Inc., Class A*	7,752	62,249
Gen Digital, Inc.	20,593	387,766
Gitlab, Inc., Class A*	5,317	115,060
Glodon Co. Ltd., Class A	567,000	920,490
Guidewire Software, Inc.*	3,177	475,152
HubSpot, Inc.*	1,971	481,121
Hut 8 Corp.*	3,593	168,548
Intapp, Inc.*	2,073	53,255
InterDigital, Inc.	960	289,920
Intuit, Inc.	31,002	13,404,645
Kingdee International Software Group Co. Ltd.*	832,000	927,421
Klaviyo, Inc., Class A*	5,436	105,785
Life360, Inc.*	2,929	119,562
Lightspeed Commerce, Inc.*	4,691	42,031
LiveRamp Holdings, Inc.*	2,359	62,561
Manhattan Associates, Inc.*	2,236	297,656
MARA Holdings, Inc.(x)*	14,130	115,301
Microsoft Corp.	309,150	114,438,055
N-able, Inc.*	2,785	13,006
nCino, Inc.*	3,899	58,407
NCR Voyix Corp.*	5,175	32,758
NextNav, Inc.(x)*	3,325	53,266
Nice Ltd. (ADR)(x)*	28,558	3,148,805
Nutanix, Inc., Class A*	83,991	3,192,498
Open Text Corp.	9,363	208,233
Oracle Corp.	195,287	28,728,671
PagerDuty, Inc.*	3,429	21,294
Palantir Technologies, Inc., Class A*	169,240	24,756,427
Palo Alto Networks, Inc.*	70,818	11,353,542
PAR Technology Corp.*	1,517	20,222
Pegasystems, Inc.	3,411	145,172
Procore Technologies, Inc.*	44,771	2,551,947
Progress Software Corp.*	1,574	40,373
PTC, Inc.*	4,446	633,511
Q2 Holdings, Inc.*	2,332	110,304
Qualys, Inc.*	1,340	117,719
Rapid7, Inc.*	2,177	11,995
RingCentral, Inc., Class A	2,833	105,359
Riot Platforms, Inc.*	12,069	149,173
Roper Technologies, Inc.	3,983	1,409,424
Rubrik, Inc., Class A*	5,675	277,905
Sage Group plc (The)	224,834	2,511,103
Salesforce, Inc.	87,003	16,240,850
Samsara, Inc., Class A*	162,817	5,159,671
SAP SE	49,192	8,324,911
SEMrush Holdings, Inc., Class A*	1,706	20,370
SentinelOne, Inc., Class A*	12,453	160,395
ServiceNow, Inc.*	76,027	7,948,623
ServiceTitan, Inc., Class A*	2,141	135,868
SoundHound AI, Inc., Class A(x)*	14,481	99,484
Sprinklr, Inc., Class A*	4,619	27,714
SPS Commerce, Inc.*	1,409	78,439
Strategy, Inc.*	11,711	1,461,533
Synopsys, Inc.*	55,152	21,866,665
Temenos AG (Registered)	24,087	2,078,185
Tenable Holdings, Inc.*	4,426	74,866
Teradata Corp.*	3,482	89,244
Terawulf, Inc.*	12,358	178,326
Trimble, Inc.*	46,172	3,011,800

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Tyler Technologies, Inc.*	1,608	$550,547
UiPath, Inc., Class A*	16,000	177,600
Unity Software, Inc.*	12,942	283,947
Varonis Systems, Inc.*	4,388	94,210
Vertex, Inc., Class A*	2,754	32,745
Workday, Inc., Class A*	46,574	6,050,894
Workiva, Inc., Class A*	1,959	116,815
Zeta Global Holdings Corp., Class A*	7,559	120,339
Zoom Communications, Inc., Class A*	46,592	3,745,531
Zscaler, Inc.*	3,813	534,926

		344,195,129

Technology Hardware, Storage & Peripherals (7.0%)
Apple, Inc.	405,715	102,966,410
Dell Technologies, Inc., Class C	11,104	1,822,499
Diebold Nixdorf, Inc.*	1,314	99,128
Everpure, Inc., Class A*	11,720	691,949
GPGI, Inc., Class A	6,704	114,638
Hewlett Packard Enterprise Co.	49,649	1,182,143
HP, Inc.	34,299	658,884
IonQ, Inc.*	13,237	381,623
NetApp, Inc.	7,400	757,686
Quantum Computing, Inc.*	7,118	48,758
Samsung Electronics Co. Ltd. (Preference)(q)	103,163	8,213,995
Sandisk Corp.*	12,626	8,021,803
Seagate Technology Holdings plc	8,148	3,192,060
Super Micro Computer, Inc.*	18,800	428,076
Western Digital Corp.	12,668	3,426,567

		132,006,219

Total Information Technology		1,156,620,455

Materials (0.1%)
Chemicals (0.1%)
Shin-Etsu Chemical Co. Ltd.	73,600	2,994,606

Total Materials		2,994,606

Real Estate (0.6%)
Real Estate Management & Development (0.2%)
KE Holdings, Inc., Class A	618,197	3,052,550
KE Holdings, Inc. (ADR)(x)	12,955	193,936

		3,246,486

Specialized REITs (0.4%)
Crown Castle, Inc. (REIT)	31,245	2,540,531
Equinix, Inc. (REIT)	5,004	4,905,121

		7,445,652

Total Real Estate		10,692,138

Total Common Stocks (78.2%) (Cost $1,016,167,652)		1,467,910,572

EXCHANGE TRADED FUNDS (ETF):
Equity (21.0%)
iShares Expanded Tech Sector ETF‡	1,175,874	139,352,828
State Street Technology Select Sector SPDR ETF	957,100	127,198,590
Vanguard Information Technology ETF	182,200	127,124,584

Total Exchange Traded Funds (21.0%) (Cost $40,308,881)		393,676,002

SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
Allspring Government Money Market Fund, Select Shares 3.60% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.58% (7 day yield) (xx)	3,498,727	3,498,726
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	778,529	778,607

Total Investment Companies		5,277,333

Total Short-Term Investments (0.3%) (Cost $5,277,333)		5,277,333

Total Investments in Securities (99.5%) (Cost $1,061,753,866)		1,866,863,907
Other Assets Less Liabilities (0.5%)		9,234,206

Net Assets (100%)		$1,876,098,113

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2026, the market value or fair value, as applicable, of these securities amounted to $12,233,155 or 0.7% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2026.

(xx)

At March 31, 2026, the Portfolio had loaned securities with a total value of $30,351,367. This was collateralized by $27,127,032 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.375%, maturing 4/15/26 – 11/15/55 and by cash of $4,498,726 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2026, were as follows:

Security Description	Shares at March 31, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Expanded Tech Sector ETF	1,175,874	218,882,544	36,998,744	(102,390,940)	61,095,764	(75,233,284)	139,352,828	47,885	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$181,347,354	$10,324,383	$—	$191,671,737
Consumer Discretionary	48,168,039	13,666,561	—	61,834,600
Energy	—	1,157,955	—	1,157,955
Financials	18,735,350	10,762,260	—	29,497,610
Industrials	4,391,483	9,049,988	—	13,441,471
Information Technology	999,172,991	157,447,464	—	1,156,620,455
Materials	—	2,994,606	—	2,994,606
Real Estate	7,639,588	3,052,550	—	10,692,138
Exchange Traded Funds	393,676,002	—	—	393,676,002
Short-Term Investments
Investment Companies	5,277,333	—	—	5,277,333

Total Assets	$1,658,408,140	$208,455,767	$—	$1,866,863,907

Total Liabilities	$—	$—	$—	$—

Total	$1,658,408,140	$208,455,767	$—	$1,866,863,907

As of March 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$867,166,987
Aggregate gross unrealized depreciation	(78,365,726)

Net unrealized appreciation	$788,801,261

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,078,062,646

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2026 (Unaudited)

Note 1 Valuation

The Board of Trustees (the “Board”) of the EQ Advisors Trust (the “Trust”) is primarily responsible for overseeing that appropriate valuation methods are used to price securities and other investments for each series (each, a “Portfolio” and collectively, the “Portfolios”) of the Trust. Section 2(a)(41) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires portfolios to value their portfolio investments using: (i) the market value of their portfolio securities when market quotations are “readily available” and (ii) the investment’s fair value, as determined in good faith by the Board, when a market quotation for a portfolio security is not readily available or if the investment is not a security. Rule 2a-5 under the 1940 Act (“Rule 2a-5”) permits the Board to designate a “valuation designee” to perform the fair value determinations for any and all Portfolio investments, subject to Board oversight and certain other requirements designed to facilitate the Board’s ability to effectively oversee fair value determinations. Pursuant to Rule 2a-5, the Board designated Equitable Investment Management Group, LLC, the Trust’s investment adviser (the “Adviser”), as the Portfolios’ valuation designee. As the Portfolios’ valuation designee, the Adviser is responsible for determining fair value in good faith for any and all Portfolio investments. The Adviser has adopted pricing procedures (“Pricing Procedures”) to establish methods for valuing portfolio securities and other investments held by the Trust and its respective Portfolios, in accordance with Section 2(a)(41) of the 1940 Act and Rule 2a-5. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, Equitable Investment Management, LLC (the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), to assist in performing certain duties, including the calculation of the Portfolios’ NAVs. The valuation designee has established a valuation committee (the “Committee”) with day-to-day responsibility for, among other things, determining when market values for assets held by the Trust are not readily available, determining the fair value of any such asset and making the actual calculation of the fair value of any such asset in accordance with the Pricing Procedures. The Committee is comprised of senior employees from the Adviser.

Due to the inherent uncertainty of the valuation of securities for which market quotations are not readily available, the fair value of such securities may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of each Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of March 31, 2026, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3, if any, are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or an increase in, available observable market inputs to determine a price.

The inputs or methodology used to fair value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to fair value securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual report.